UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2024
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2024, filed with the Securities and Exchange Commission on January 3, 2025 (Accession Number 0001193125-25-001344). The sole purpose of this amendment is to update the JPM Emerging Market Bond Index and related returns to the J.P. Morgan EMBI Global Diversified Index. Except for such change, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

(a) The Report to Shareholders is attached herewith

iShares 0-5 Year High Yield Corporate Bond ETF
SHYG | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$33	0.31%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.78%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Markit iBoxx® USD Liquid High Yield 0-5 Index returned 13.93%.
What contributed to performance?
Short-term high yield bonds were supported during the reporting period by an environment of slowing pricing pressures and steady growth, including the first rate cut by the U.S. Federal Reserve since March 2020. These issues also benefited from declining credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) during the reporting period as fundamentals remained resilient. Consumer service bonds within the consumer cyclicals sector were the strongest contributors to the Fund’s return. Within the communications sector, cable and satellite issues also supported performance. Within credit quality, all high yield rating buckets contributed positively to performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.78%	4.39%	4.20%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Markit iBoxx® USD Liquid High Yield 0-5 Index	13.93	4.73	4.53
Key Fund statistics
Net Assets	$6,003,505,908
Number of Portfolio Holdings	1,092
Net Investment Advisory Fees	$17,217,617
Portfolio Turnover Rate	36%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	0.8%
Ba	35.9%
B	45.0%
Caa	14.7%
Ca	1.2%
Not Rated	2.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	4.4%
1-2 Years	12.1%
2-3 Years	19.0%
3-4 Years	27.7%
4-5 Years	36.6%
5-6 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year High Yield Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
SHYG-10/24-AR

iShares 0-5 Year Investment Grade Corporate Bond ETF
SLQD | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$6	0.06%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 8.03%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Markit iBoxx® USD Liquid Investment Grade 0-5 Index returned 8.04%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. Investment-grade corporate bonds with short (zero to three years) to intermediate maturities (three to seven years)benefited from the decrease in yields over the period. The Fund’s allocation to 0-5 year bonds contributed to its positive performance. In terms of credit quality, bonds rated A and Baa by Moody’s, contributed the most to performance. Within sectors, banking aided returns, supported by the prospects of monetary easing.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.03%	2.03%	2.22%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Markit iBoxx® USD Liquid Investment Grade 0-5 Index	8.04	2.06	2.28
Key Fund statistics
Net Assets	$2,116,250,805
Number of Portfolio Holdings	2,675
Net Investment Advisory Fees	$1,291,712
Portfolio Turnover Rate	24%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	6.8%
A	46.7%
Baa	41.4%
Ba	2.1%
Not Rated	1.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	18.0%
1-5 Years	81.9%
5-10 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
SLQD-10/24-AR

iShares 1-3 Year International Treasury Bond ETF
ISHG | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.52%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 9.98% and  the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index returned 6.76%.
What contributed to performance?
During the reporting period, short-term Treasury returns were supported by an environment of moderating inflationary pressures and stable economic growth. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. Eurozone bonds were the Fund’s top performers, led by Italian bonds, which benefited from the economic and fiscal approach of Italy’s new government. French Treasury bonds also contributed. Bonds with maturities over 10 years, which are the most sensitive to interest rate changes, were also meaningful contributors.
What detracted from performance?
There were no significant detractors during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.52%	(1.62)%	(1.66)%
FTSE World Broad Investment-Grade Bond Index	9.98	(1.80)	0.16
FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index	6.76	(1.35)	(1.44)
Key Fund statistics
Net Assets	$68,083,641
Number of Portfolio Holdings	140
Net Investment Advisory Fees	$271,498
Portfolio Turnover Rate	77%
The Fund has added the FTSE World Broad Investment-Grade Bond Index in response to new regulatory requirements.
The performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index in this report reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index through August 31, 2020 and, beginning on September 1, 2020, the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.2%
Aa	32.0%
A	15.5%
Baa	14.9%
Not Rated	5.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	11.7%
Italy	10.6%
Japan	9.9%
Germany	8.7%
Spain	6.3%
Netherlands	4.7%
Singapore	4.6%
Austria	4.6%
Belgium	4.6%
Australia	4.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Fixed Income LLC, S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-3 Year International Treasury Bond ETF
Annual Shareholder Report — October 31, 2024
ISHG-10/24-AR

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
TLTW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 8.56%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the Cboe TLT 2% OTM BuyWrite Index returned 9.64%.
What contributed to performance?
U.S. Treasury saw modest gains during the reporting period amid expectations and then the realization of an interest rate cut by the U.S. Federal Reserve. For the first time since March 2020, the central bank lowered short-term interest rates, announcing a 50-basis point cut. Leading up to the rate cut, Treasury yields moved lower, the 10-year note moving from 4.93% to end the reporting period at 4.28%. (Bond prices and yields move in opposite directions).
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2022 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	8.56%	(5.12)%
ICE BofA US Broad Market Index	10.55	1.42
Cboe TLT 2% OTM BuyWrite Index	9.64	(4.36)
Key Fund statistics
Net Assets	$1,107,436,043
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$1,839,621
Portfolio Turnover Rate	0%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.1%
Short-term Investments	1.3%
Options Written	(0.4)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
15-20 Years	2.8%
20-25 Years	32.8%
25-30 Years	64.4%
(a)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Annual Shareholder Report — October 31, 2024
TLTW-10/24-AR

iShares Aaa - A Rated Corporate Bond ETF
QLTA | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$16	0.15%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 12.45%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Corporate Aaa - A Capped Index returned 12.59%.
What contributed to performance?
Longer-term corporate bonds contributed the most to the Fund’s return during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve Bank (“Fed”) lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. Among sectors, industrial bonds, specifically consumer non-cyclical and technology, contributed positively to performance. Financial sector bonds also contributed positively to performance, driven by the banking sector. By credit quality, the Fund’s allocation to A-rated bonds benefited the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.45%	0.03%	2.08%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Corporate Aaa - A Capped Index	12.59	0.14	2.19
Key Fund statistics
Net Assets	$1,651,638,712
Number of Portfolio Holdings	3,028
Net Investment Advisory Fees	$1,730,190
Portfolio Turnover Rate	16%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	37.4%
5-10 Years	27.3%
10-15 Years	7.3%
15-20 Years	6.5%
More than 20 Years	21.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
Comcast Corp., 4.15%, 10/15/28	0.2%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Citigroup Inc., 5.17%, 02/13/30	0.2%
Anheuser-Busch InBev Worldwide Inc., 5.55%, 01/23/49	0.2%
Wells Fargo & Co., 5.01%, 04/04/51	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	0.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Aaa - A Rated Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
QLTA-10/24-AR

iShares BB Rated Corporate Bond ETF
HYBB | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$27	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 14.44%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE BofA BB US High Yield Constrained Index returned 14.51%.
What contributed to performance?
U.S. intermediate-term bonds (between three and ten years) were the largest contributors to the Fund’s return during the reporting period. Bond prices rose as yields fell (bond yields and prices move in opposite directions) amid an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those expectations were realized in September 2024 when the U.S. Federal Reserve Bank lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Among sectors, notable contributors included consumer cyclical and financial bonds. Additionally, the Fund’s allocation to lower-risk high-yield bonds rated Ba by Moody’s, benefited performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 6, 2020 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	14.44%	3.42%
ICE BofA US Broad Market Index	10.55	(1.84)
ICE BofA BB US High Yield Constrained Index	14.51	3.54
Key Fund statistics
Net Assets	$367,444,693
Number of Portfolio Holdings	961
Net Investment Advisory Fees	$876,370
Portfolio Turnover Rate	37%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was October 6, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA BB US High Yield Constrained Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	52.0%
5-10 Years	42.2%
10-15 Years	1.5%
15-20 Years	0.6%
More than 20 Years	3.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5%
Venture Global LNG Inc., 9.50%, 02/01/29	0.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Carnival Corp., 5.75%, 03/01/27	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.4%
TransDigm Inc., 6.38%, 03/01/29	0.4%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	0.4%
DaVita Inc., 4.63%, 06/01/30	0.4%
Venture Global LNG Inc., 8.13%, 06/01/28	0.3%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the discontinuation of a voluntary fee waiver.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BB Rated Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
HYBB-10/24-AR

iShares Broad USD High Yield Corporate Bond ETF
USHY | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$10	0.09%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 16.68%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE BofA US High Yield Constrained Index returned 16.49%.
What contributed to performance?
Bond returns in the United States were supported during the reporting period by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. High-yield issues were helped by declining credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) as fundamentals remained resilient. By sector, consumer cyclicals contributed the most to performance, as retailers were supported by a resilient consumer, while the consumer non cyclicals space was helped by healthcare issues. Within credit quality, performance was helped by bonds across the high-yield rating spectrum, with those rated BB delivering the strongest performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 25, 2017 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	16.68%	4.32%	4.34%
ICE BofA US Broad Market Index	10.55	(0.24)	1.18
ICE BofA US High Yield Constrained Index	16.49	4.37	4.41
Key Fund statistics
Net Assets	$20,604,750,693
Number of Portfolio Holdings	1,896
Net Investment Advisory Fees	$11,332,904
Portfolio Turnover Rate	21%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was October 25, 2017.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US High Yield Constrained Index. Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4 pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.2%
Ba	39.4%
B	43.7%
Caa	12.7%
Ca	0.8%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	58.2%
5-10 Years	38.4%
10-15 Years	0.8%
15-20 Years	0.3%
More than 20 Years	2.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 15, 2023, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2023, BFA was entitled to an annual investment advisory fee of 0.22%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. The net expense ratio decreased from the prior fiscal year end due to this change.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD High Yield Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
USHY-10/24-AR

iShares CMBS ETF
CMBS | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.38%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. CMBS (ERISA Only) Index returned 10.75%.
What contributed to performance?
The largest driver of bond prices during the reporting period was the anticipation of easing monetary policy by the U.S. Federal Reserve, which increased optimism in commercial mortgage-backed securities (“CMBS”). The central bank did cut rates in September by 50 basis points amid an environment of slowing pricing pressures and steady growth. Spreads for CMBS over Treasuries have tightened, given the strong demand that absorbed new issue supply, especially for newly issued deals. (A spread is the difference in yield between a U.S. Treasury bond and a specific commercial mortgage-backed security.)
What detracted from performance?
While there were no significant detractors from the Fund’s return during the reporting period, secular challenges in the office sector remain as stalled rent growth, increased financing costs, higher operating expenses, and cap rate resets have raised refinancing hurdles in the commercial real estate market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.38%	0.45%	1.85%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. CMBS (ERISA Only) Index	10.75	0.78	2.16
Key Fund statistics
Net Assets	$456,012,693
Number of Portfolio Holdings	484
Net Investment Advisory Fees	$1,058,365
Portfolio Turnover Rate	33%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	70.1%
Aa	2.7%
A	0.6%
Baa	0.2%
Not Rated	26.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	23.3%
5-10 Years	25.6%
10-15 Years	1.0%
15-20 Years	0.2%
20-25 Years	5.0%
25-30 Years	27.0%
30-35 Years	13.4%
35-40 Years	4.2%
More than 40 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares CMBS ETF
Annual Shareholder Report — October 31, 2024
CMBS-10/24-AR

iShares Convertible Bond ETF
ICVT | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$22	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 20.91%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index returned 21.18%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Growing expectations for interest rate cuts, and the eventual rate cut in September pushed yields down and prices higher. (Bond yields and prices move in opposite directions.) The Fund’s substantial exposure to the consumer cyclicals (supported by robust consumer spending) and information technology sectors meaningfully contributed to performance. Given the hybrid structure of convertible bonds, rising equity prices, particularly among information technology companies, supported the Fund’s return. Convertible bonds are issued by companies with high expectations for future earnings, making them a popular form of financing for many companies. Among credit quality, much of the convertible universe is unrated, and these issues contributed positively to returns.
What detracted from performance?
Bonds rated B, slightly detracted from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 2, 2015 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	20.91%	11.20%	9.31%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index	21.18	11.72	9.81
Key Fund statistics
Net Assets	$2,255,834,575
Number of Portfolio Holdings	336
Net Investment Advisory Fees	$3,617,350
Portfolio Turnover Rate	25%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 2, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	9.8%
1-5 Years	76.1%
5-10 Years	12.3%
More than 20 Years	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.4%
Palo Alto Networks Inc., 0.38%, 06/01/25	1.0%
DISH Network Corp., 3.38%, 08/15/26	1.0%
PG&E Corp., 4.25%, 12/01/27	0.9%
JD.com Inc., 0.25%, 06/01/29	0.9%
Western Digital Corp., 3.00%, 11/15/28	0.9%
Ford Motor Co. , 03/15/26	0.9%
Booking Holdings Inc., 0.75%, 05/01/25	0.9%
Carnival Corp., 5.75%, 12/01/27	0.9%
Uber Technologies Inc., 0.88%, 12/01/28	0.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Convertible Bond ETF
Annual Shareholder Report — October 31, 2024
ICVT-10/24-AR

iShares Core 1-5 Year USD Bond ETF
ISTB | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$6	0.06%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.81%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Universal 1-5 Year Index returned 7.85%.
What contributed to performance?
Bond returns in the United States were supported during the reporting period by an environment of slowing pricing pressures and steady growth, including the first rate cut by the U.S. Federal Reserve Bank (“Fed”) since March 2020. Corporate bonds contributed the most to the Fund’s performance, led by the industrial and financial sector. Treasuries also registered solid gains, as clarity on the Fed’s policy direction drove Treasury yields lower, the 10-year Treasury decreased from 4.93% to 4.29% during the reporting period. (Bond yields and prices move in opposite directions.) Within credit quality, AA rated bonds contributed to performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.81%	1.48%	1.88%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Universal 1-5 Year Index	7.85	1.51	1.93
Key Fund statistics
Net Assets	$4,090,994,404
Number of Portfolio Holdings	6,241
Net Investment Advisory Fees	$2,445,308
Portfolio Turnover Rate	39%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	61.5%
Aa	3.8%
A	12.7%
Baa	11.5%
Ba	3.5%
B	3.4%
Caa	1.1%
Ca	0.1%
Not Rated	2.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	55.9%
Corporate Bonds & Notes	35.1%
Foreign Government Obligations	6.2%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.9%
Municipal Debt Obligations	0.1%
Common Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2029.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 1-5 Year USD Bond ETF
Annual Shareholder Report — October 31, 2024
ISTB-10/24-AR

iShares Core International Aggregate Bond ETF
IAGG | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$7	0.07%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.61%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 9.54% and the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index returned 9.56%.
What contributed to performance?
Euro bloc bonds were the largest contributors to the Fund’s return during the reporting period as slowing pricing pressures supported longer-term maturity treasury and government-related issues. Bond prices gained, and yields fell as both the European Central Bank (“ECB”) and the U.S. Federal Reserve began to ease monetary policy, with the ECB cutting rates three times. (Bond prices and yields move in opposite directions.) In particular, French debt benefited from the economic and fiscal strategy navigated by the country’s new government. Italian and German bonds were also meaningful contributors. In the Asia bloc, Chinese bonds were supported by government stimulus measures. Longer-term issues, which are more sensitive to interest rate movements, contributed to returns. By credit quality, investment-grade issues rated Aa supported performance.
What detracted from performance?
There were no significant detractors to the Fund’s returns during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 10, 2015 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.61%	0.46%	2.42%
Bloomberg Global Aggregate Bond Index	9.54	(1.64)	0.83
Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	9.56	0.58	2.53
Key Fund statistics
Net Assets	$6,979,829,949
Number of Portfolio Holdings	5,827
Net Investment Advisory Fees	$4,174,830
Portfolio Turnover Rate	20%
The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.
The inception date of the Fund was November 10, 2015.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	81.3%
Corporate Bonds & Notes	18.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	18.7%
Japan	11.2%
France	9.7%
Germany	8.5%
United Kingdom	7.2%
Italy	6.2%
Canada	5.7%
Spain	4.3%
Supranational	3.0%
Australia	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core International Aggregate Bond ETF
Annual Shareholder Report — October 31, 2024
IAGG-10/24-AR

iShares ESG Advanced High Yield Corporate Bond ETF
HYXF | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$38	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 17.45%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg MSCI US High Yield Choice ESG Screened Index returned 17.35%.
What contributed to performance?
High-yield corporate bond returns supported Fund performance during the reporting period as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) tightened due to resilient fundamentals. Demand for green bonds, used to finance or refinance environmental or social projects or activities, has steadily increased. Wirelines bonds, as well as cable and satellite, in the communications sector, contributed the most to performance. Among consumer cyclicals bonds, retailers supported performance helped by a resilient consumer. Within credit quality, performance was strong across high-yield ratings.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 14, 2016 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.45%	3.32%	4.89%
Bloomberg U.S. Universal Index	11.20	0.18	1.50
Bloomberg MSCI US High Yield Choice ESG Screened Index	17.35	3.45	5.12
Key Fund statistics
Net Assets	$158,377,216
Number of Portfolio Holdings	744
Net Investment Advisory Fees	$456,864
Portfolio Turnover Rate	30%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 14, 2016.
The performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index in this report reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil&Gas Index through September 14, 2020 and, beginning on September 15, 2020, the performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.5%
Ba	45.7%
B	38.0%
Caa	11.3%
Ca	1.7%
Not Rated	1.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	57.2%
5-10 Years	40.9%
10-15 Years	0.6%
15-20 Years	0.2%
More than 20 Years	1.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced High Yield Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
HYXF-10/24-AR

iShares Fallen Angels USD Bond ETF
FALN | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$27	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 17.00%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg US High Yield Fallen Angel 3% Capped Index returned 16.13%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. By sector, the consumer cyclicals sector led, supported by retailers and communication sectors. Within credit quality, the lowest risk rating of high-yield bonds, rated Ba by Moody’s contributed the most to performance, followed by bonds rated B.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 14, 2016 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.00%	5.56%	6.59%
Bloomberg U.S. Universal Index	11.20	0.18	1.50
Bloomberg US High Yield Fallen Angel 3% Capped Index	16.13	5.98	6.94
Key Fund statistics
Net Assets	$1,807,553,122
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$4,137,917
Portfolio Turnover Rate	22%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 14, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	6.1%
Ba	66.9%
B	11.3%
Caa	7.8%
Ca	1.6%
Not Rated	6.3%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.9%
1-5 Years	41.5%
5-10 Years	29.8%
10-15 Years	10.5%
15-20 Years	6.6%
More than 20 Years	10.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Fallen Angels USD Bond ETF
Annual Shareholder Report — October 31, 2024
FALN-10/24-AR

iShares Floating Rate Bond ETF
FLOT | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$16	0.15%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.61%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg US Floating Rate Note<5 Years Index returned 6.62%.
What contributed to performance?
Bond prices gained and yields fell during the reporting period as the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. The prospect of lower rates put downward pressure on floating-rate bonds as interest rates fell. The European Central Bank began its monetary easing cycle prior to the United States. As such, U.S. rates were higher for longer and U.S. bonds were meaningful contributors to the Fund’s return. Among sectors, financials were the largest contributors, particularly the banking sector, which was supported by the prospect of monetary easing. By credit quality, A-rated bonds were the largest contributors to performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.61%	2.96%	2.30%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg US Floating Rate Note<5 Years Index	6.62	3.15	2.52
Key Fund statistics
Net Assets	$7,324,115,048
Number of Portfolio Holdings	372
Net Investment Advisory Fees	$11,092,590
Portfolio Turnover Rate	37%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	26.6%
Aa	24.0%
A	42.1%
Baa	5.1%
Ba	0.2%
Not Rated	2.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	20.5%
1-5 Years	79.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Bond ETF
Annual Shareholder Report — October 31, 2024
FLOT-10/24-AR

iShares GNMA Bond ETF
GNMA | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$9	0.09%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.75%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. GNMA Bond Index returned 10.69%.
What contributed to performance?
The largest driver of performance during the reporting period was the easing of monetary policy by the U.S. Federal Reserve Bank. The central bank cut rates in September by 50 basis points amid an environment of slowing pricing pressures and steady growth. This was beneficial to mortgage-backed securities, including Government National Mortgage Association (“GNMA”) bonds, as yields fell (bond prices and yields move in opposite directions). The pivot to lower interest rates benefited longer-term issues, which are more sensitive to interest rate movements, and the Fund’s allocation to issues between five and seven years meaningfully contributed to performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.75%	(0.65)%	0.76%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. GNMA Bond Index	10.69	(0.53)	0.93
Key Fund statistics
Net Assets	$312,855,028
Number of Portfolio Holdings	277
Net Investment Advisory Fees	$317,285
Portfolio Turnover Rate	283%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.2%
10-15 Years	0.3%
15-20 Years	2.7%
20-25 Years	17.2%
25-30 Years	71.9%
30-35 Years	7.7%
Five largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	4.8%
Government National Mortgage Association, 2.00%, 12/20/51	3.5%
Government National Mortgage Association, 5.50%, 04/20/53	3.1%
Government National Mortgage Association, 2.50%, 08/20/51	3.0%
Government National Mortgage Association, 2.50%, 07/20/51	2.8%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2029.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GNMA Bond ETF
Annual Shareholder Report — October 31, 2024
GNMA-10/24-AR

iShares High Yield Corporate Bond BuyWrite Strategy ETF
HYGW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.21%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Cboe HYG BuyWrite Index returned 9.23%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those expectations were realized in September 2024 when the U.S. Federal Open Market Committee lowered short-term interest rates by 50 basis point, its first-rate reduction since March 2020. The healthy economic backdrop further supported high-yield issues, which contributed to the Fund’s returns. During the reporting period, issues in the consumer cyclicals sector benefited performance, most notably among retailers and consumer service companies, supported by robust consumer strength and spending. Cable and satellite issues in the communications sector also registered strong returns. By credit rating, securities considered lower risk high yield, rated Ba and B by Moody’s were additive to performance amid a less risk-averse environment.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2022 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.21%	5.37%
Bloomberg U.S. Universal Index	11.20	2.06
Cboe HYG BuyWrite Index	9.23	5.76
Key Fund statistics
Net Assets	$187,589,570
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$119,925
Portfolio Turnover Rate	0%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.0%
Short-term Investments	0.9%
Options Written	(0.1)%
Other assets less liabilities	0.2%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
0-1 Year	0.5%
1-5 Years	57.6%
5-10 Years	39.5%
10-15 Years	0.4%
More than 20 Years	2.0%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Corporate Bond BuyWrite Strategy ETF
Annual Shareholder Report — October 31, 2024
HYGW-10/24-AR

iShares iBonds 2024 Term High Yield and Income ETF
IBHD | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2024 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2024 Term High Yield and Income ETF	$35	0.34%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.86%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2024 Term High Yield and Income Index returned 7.49%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 7, 2019 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.86%	4.11%	4.32%
Bloomberg U.S. Universal Index	11.20	0.18	1.10
Bloomberg 2024 Term High Yield and Income Index	7.49	4.34	4.51
Key Fund statistics
Net Assets	$336,725,571
Number of Portfolio Holdings	57
Net Investment Advisory Fees	$1,485,725
Portfolio Turnover Rate	9%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was May 7, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.1%
Baa	16.7%
Ba	6.1%
B	5.5%
Caa	5.0%
Not Rated	1.6%
Short-Term and Other Assets	65.0%
Five largest holdings
Security(a)	Percent of Net Assets
DISH DBS Corp., 5.88%, 11/15/24	3.1%
Live Nation Entertainment Inc., 4.88%, 11/01/24	2.9%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	2.8%
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2.6%
Methanex Corp., 4.25%, 12/01/24	2.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2023.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on December 16, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 17, 2024. Proceeds of the liquidation were sent to shareholders on December 19, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2024 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2024
IBHD-10/24-AR

iShares iBonds 2025 Term High Yield and Income ETF
IBHE | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2025 Term High Yield and Income ETF	$37	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.44%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2025 Term High Yield and Income Index returned 10.88%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 7, 2019 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.44%	4.64%	4.76%
Bloomberg U.S. Universal Index	11.20	0.18	1.10
Bloomberg 2025 Term High Yield and Income Index	10.88	5.11	5.20
Key Fund statistics
Net Assets	$601,619,902
Number of Portfolio Holdings	397
Net Investment Advisory Fees	$1,636,476
Portfolio Turnover Rate	80%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was May 7, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.6%
Baa	24.1%
Ba	37.7%
B	24.6%
Caa	7.5%
Not Rated	2.7%
Short-Term and Other Assets	2.8%
Five largest holdings
Security(a)	Percent of Net Assets
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25	3.0%
Bausch Health Companies Inc., 5.50%, 11/01/25	3.0%
Ally Financial Inc., 5.75%, 11/20/25	2.4%
Gen Digital Inc., 5.00%, 04/15/25	2.4%
Melco Resorts Finance Ltd., 4.88%, 06/06/25	2.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2025 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2024
IBHE-10/24-AR

iShares iBonds 2026 Term High Yield and Income ETF
IBHF | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$37	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 12.58%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2026 Term High Yield and Income Index returned 13.04%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 10, 2020 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	12.58%	4.27%
Bloomberg U.S. Universal Index	11.20	(1.29)
Bloomberg 2026 Term High Yield and Income Index	13.04	4.65
Key Fund statistics
Net Assets	$555,429,976
Number of Portfolio Holdings	151
Net Investment Advisory Fees	$1,255,320
Portfolio Turnover Rate	53%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was November 10, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	1.9%
Ba	41.4%
B	35.3%
Caa	16.9%
Not Rated	0.7%
Short-Term and Other Assets	3.8%
Five largest holdings
Security(a)	Percent of Net Assets
Western Digital Corp., 4.75%, 02/15/26	2.4%
Newell Brands Inc., 5.70%, 04/01/26	2.2%
United Airlines Inc., 4.38%, 04/15/26	2.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	1.9%
OneMain Finance Corp., 7.13%, 03/15/26	1.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On November 10, 2023, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2026 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2024
IBHF-10/24-AR

iShares iBonds 2027 Term High Yield and Income ETF
IBHG | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$37	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.78%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2027 Term High Yield and Income Index returned 14.01%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 7, 2021 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.78%	2.63%
Bloomberg U.S. Universal Index	11.20	(1.80)
Bloomberg 2027 Term High Yield and Income Index	14.01	2.87
Key Fund statistics
Net Assets	$173,450,510
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$384,824
Portfolio Turnover Rate	17%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 7, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.4%
Ba	34.7%
B	46.1%
Caa	14.0%
Not Rated	2.1%
Short-Term and Other Assets	2.7%
Five largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.3%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.0%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	1.7%
Carnival Corp., 5.75%, 03/01/27	1.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On July 8, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2027 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2024
IBHG-10/24-AR

iShares iBonds 2031 Term High Yield and Income ETF
IBHK | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$16(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,824,066
Number of Portfolio Holdings	192
Net Investment Advisory Fees	$16,940
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	1.0%
Ba	38.9%
B	51.1%
Caa	5.4%
Not Rated	2.3%
Short-Term and Other Assets	1.3%
Five largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.7%
UKG Inc., 6.88%, 02/01/31	1.7%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.6%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2031 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2024
IBHK-10/24-AR

iShares iBonds Dec 2024 Term Corporate ETF
IBDP | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2024 Term Corporate ETF	$9	0.09%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 5.90%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2024 Maturity Corporate Index returned 5.24%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 11, 2015 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.90%	2.31%	3.15%
Bloomberg U.S. Universal Index	11.20	0.18	1.76
Bloomberg December 2024 Maturity Corporate Index	5.24	2.28	3.21
Key Fund statistics
Net Assets	$2,215,468,586
Number of Portfolio Holdings	83
Net Investment Advisory Fees	$2,381,529
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was March 11, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	3.0%
A	14.1%
Baa	16.8%
Ba	0.8%
Not Rated	0.4%
Short-Term and Other Assets	64.9%
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 2.60%, 11/21/24	2.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	1.2%
Goldman Sachs Group Inc. (The), 5.70%, 11/01/24	1.1%
Oracle Corp., 2.95%, 11/15/24	1.1%
Canadian Pacific Railway Co., 1.35%, 12/02/24	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2023.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on December 16, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 17, 2024. Proceeds of the liquidation were sent to shareholders on December 19, 2024.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2024 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDP-10/24-AR

iShares iBonds Dec 2025 Term Corporate ETF
IBDQ | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.73%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2025 Maturity Corporate Index returned 6.80%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 11, 2015 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.73%	2.09%	3.19%
Bloomberg U.S. Universal Index	11.20	0.18	1.76
Bloomberg December 2025 Maturity Corporate Index	6.80	2.10	3.26
Key Fund statistics
Net Assets	$2,879,621,321
Number of Portfolio Holdings	664
Net Investment Advisory Fees	$2,584,655
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was March 11, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.4%
Aa	10.4%
A	40.2%
Baa	42.1%
Ba	1.8%
Not Rated	1.7%
Short-Term and Other Assets	1.4%
Five largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	0.7%
AbbVie Inc., 3.60%, 05/14/25	0.6%
Boeing Co. (The), 4.88%, 05/01/25	0.6%
Goldman Sachs Group Inc. (The), 3.50%, 04/01/25	0.6%
Oracle Corp., 2.50%, 04/01/25	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2025 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDQ-10/24-AR

iShares iBonds Dec 2026 Term Corporate ETF
IBDR | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.97%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2026 Maturity Corporate Index returned 8.03%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 13, 2016 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.97%	1.80%	2.76%
Bloomberg U.S. Universal Index	11.20	0.18	1.43
Bloomberg December 2026 Maturity Corporate Index	8.03	1.89	2.86
Key Fund statistics
Net Assets	$2,927,107,603
Number of Portfolio Holdings	668
Net Investment Advisory Fees	$2,491,989
Portfolio Turnover Rate	9%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was September 13, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.4%
Aa	9.9%
A	41.5%
Baa	40.3%
Ba	2.4%
Not Rated	1.7%
Short-Term and Other Assets	1.8%
Five largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.8%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AbbVie Inc., 2.95%, 11/21/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2026 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDR-10/24-AR

iShares iBonds Dec 2027 Term Corporate ETF
IBDS | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.40%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2027 Maturity Corporate Index returned 9.46%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 12, 2017 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.40%	1.65%	2.80%
Bloomberg U.S. Universal Index	11.20	0.18	1.35
Bloomberg December 2027 Maturity Corporate Index	9.46	1.71	2.85
Key Fund statistics
Net Assets	$2,618,618,833
Number of Portfolio Holdings	661
Net Investment Advisory Fees	$2,228,401
Portfolio Turnover Rate	12%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was September 12, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.9%
Aa	6.1%
A	36.9%
Baa	48.8%
Ba	2.3%
Not Rated	1.8%
Short-Term and Other Assets	1.2%
Five largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2027 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDS-10/24-AR

iShares iBonds Dec 2028 Term Corporate ETF
IBDT | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$11	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.43%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2028 Maturity Corporate Index returned 10.50%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 18, 2018 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.43%	1.36%	3.57%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg December 2028 Maturity Corporate Index	10.50	1.41	3.61
Key Fund statistics
Net Assets	$2,293,054,253
Number of Portfolio Holdings	602
Net Investment Advisory Fees	$1,780,668
Portfolio Turnover Rate	3%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was September 18, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.3%
Aa	6.0%
A	32.6%
Baa	55.2%
Ba	2.3%
Not Rated	1.2%
Short-Term and Other Assets	1.4%
Five largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.8%
Verizon Communications Inc., 4.33%, 09/21/28	0.8%
Comcast Corp., 4.15%, 10/15/28	0.8%
Cigna Group (The), 4.38%, 10/15/28	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2028 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDT-10/24-AR

iShares iBonds Dec 2029 Term Corporate ETF
IBDU | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$11	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 11.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2029 Maturity Corporate Index returned 11.70%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 17, 2019 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	11.67%	1.24%	1.62%
Bloomberg U.S. Universal Index	11.20	0.18	0.38
Bloomberg December 2029 Maturity Corporate Index	11.70	1.32	1.66
Key Fund statistics
Net Assets	$1,894,730,607
Number of Portfolio Holdings	592
Net Investment Advisory Fees	$1,311,042
Portfolio Turnover Rate	21%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was September 17, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.9%
Aa	4.0%
A	34.7%
Baa	53.6%
Ba	3.4%
Not Rated	2.0%
Short-Term and Other Assets	1.4%
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.9%
Verizon Communications Inc., 4.02%, 12/03/29	0.9%
Centene Corp., 4.63%, 12/15/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2029 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDU-10/24-AR

iShares iBonds Dec 2030 Term Corporate ETF
IBDV | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$11	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 20 Maturity Corporate Index returned 13.25%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 23, 2020 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.17%	(0.45)%
Bloomberg U.S. Universal Index	11.20	(0.95)
Bloomberg December 2030 Maturity Corporate Index	13.25	(0.39)
Key Fund statistics
Net Assets	$1,395,544,470
Number of Portfolio Holdings	521
Net Investment Advisory Fees	$928,005
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 23, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.2%
Aa	5.8%
A	34.2%
Baa	54.3%
Ba	2.4%
Not Rated	1.0%
Short-Term and Other Assets	1.1%
Five largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.6%
Boeing Co. (The), 5.15%, 05/01/30	1.0%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.0%
British Telecommunications PLC, 9.63%, 12/15/30	0.8%
AT&T Inc., 4.30%, 02/15/30	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDV-10/24-AR

iShares iBonds Dec 2030 Term Muni Bond ETF
IBMS | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$8(a)	0.18%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,690,982
Number of Portfolio Holdings	243
Net Investment Advisory Fees	$4,215
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
S&P Credit Rating(a)	Percent of Net Assets
AAA	26.7%
AA+	17.6%
AA	20.0%
AA-	14.3%
A+	5.0%
A	1.1%
A-	3.6%
Not Rated	9.6%
Short-Term and Other Assets	2.1%
Ten largest states
State	Percent of Net Assets(b)
Texas	13.7%
New York	9.7%
California	7.6%
Washington	6.8%
Florida	5.5%
Maryland	4.5%
Minnesota	3.4%
Virginia	3.2%
Illinois	3.1%
North Carolina	2.9%
(a)
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Muni Bond ETF
Annual Shareholder Report — October 31, 2024
IBMS-10/24-AR

iShares iBonds Dec 2031 Term Corporate ETF
IBDW | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$11	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 14.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2031 Maturity Corporate Index returned 14.64%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 22, 2021 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	14.65%	(1.84)%
Bloomberg U.S. Universal Index	11.20	(1.55)
Bloomberg December 2031 Maturity Corporate Index	14.64	(1.82)
Key Fund statistics
Net Assets	$1,142,974,611
Number of Portfolio Holdings	420
Net Investment Advisory Fees	$814,303
Portfolio Turnover Rate	16%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 22, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.3%
Aa	4.4%
A	30.4%
Baa	56.4%
Ba	4.0%
Not Rated	2.5%
Short-Term and Other Assets	1.0%
Five largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.1%
Oracle Corp., 2.88%, 03/25/31	1.0%
Orange SA, 9.00%, 03/01/31	1.0%
AT&T Inc., 2.75%, 06/01/31	0.9%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 24, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2031 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDW-10/24-AR

iShares iBonds Dec 2034 Term Corporate ETF
IBDZ | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$5(a)	0.10%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$176,595,498
Number of Portfolio Holdings	369
Net Investment Advisory Fees	$40,719
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.3%
Aa	5.6%
A	30.0%
Baa	58.9%
Ba	2.7%
Not Rated	0.7%
Short-Term and Other Assets	1.8%
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
AT&T Inc., 5.40%, 02/15/34	0.9%
Broadcom Inc., 3.47%, 04/15/34	0.9%
Boeing Co. (The), 6.53%, 05/01/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Corporate ETF
Annual Shareholder Report — October 31, 2024
IBDZ-10/24-AR

iShares iBonds Dec 2034 Term Treasury ETF
IBTP | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$3(a)	0.07%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$34,327,345
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$4,662
Portfolio Turnover Rate	61%
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.5%
Short-Term and Other Assets	1.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	33.6%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	32.6%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	32.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Treasury ETF
Annual Shareholder Report — October 31, 2024
IBTP-10/24-AR

iShares iBonds Dec 2044 Term Treasury ETF
IBGA | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$3(a)	0.07%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,213,536
Number of Portfolio Holdings	8
Net Investment Advisory Fees	$2,930
Portfolio Turnover Rate	51%
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.1%
Short-Term and Other Assets	1.9%
Five largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	22.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	19.4%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	12.5%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	11.3%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	11.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2044 Term Treasury ETF
Annual Shareholder Report — October 31, 2024
IBGA-10/24-AR

iShares iBonds Dec 2054 Term Treasury ETF
IBGK | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$3(a)	0.07%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$2,526,742
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$839
Portfolio Turnover Rate	104%
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	34.1%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	32.1%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	32.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2054 Term Treasury ETF
Annual Shareholder Report — October 31, 2024
IBGK-10/24-AR

iShares iBonds Oct 2034 Term TIPS ETF
IBIK | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$4(a)	0.10%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,872,207
Number of Portfolio Holdings	2
Net Investment Advisory Fees	$2,180
Portfolio Turnover Rate	50%
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	99.4%
Short-Term and Other Assets	0.6%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	57.9%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	41.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Oct 2034 Term TIPS ETF
Annual Shareholder Report — October 31, 2024
IBIK-10/24-AR

iShares International Treasury Bond ETF
IGOV | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$37	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.14%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 9.98% and the FTSE World Government Bond Index - Developed Markets Capped Select Index returned 9.39%.
What contributed to performance?
Treasury returns were supported during the reporting period by an environment of slowing pricing pressures. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first time since 2020. Euro bloc bonds were the Fund’s strongest performers, led by Italy. Italian government debt benefited from the economic and fiscal strategy implemented by the country’s new government. France’s Treasury bonds were also meaningful contributors. By maturity, bonds over 10 years, which are the most sensitive to interest rate changes, registered the largest returns.
What detracted from performance?
During the reporting period, Japanese Treasuries slightly detracted from the Fund’s performance. The country’s government bonds declined as the Bank of Japan raised interest rates in March 2024, for the first time since 2007, ending a period of negative rates. The central bank then raised rates in July 2024 again, which pushed yields higher (bond prices and yields move in opposite directions).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.14%	(4.44)%	(1.80)%
FTSE World Broad Investment-Grade Bond Index	9.98	(1.80)	0.16
FTSE World Government Bond Index - Developed Markets Capped Select Index	9.39	(4.16)	(1.47)
Key Fund statistics
Net Assets	$515,847,041
Number of Portfolio Holdings	825
Net Investment Advisory Fees	$2,066,440
Portfolio Turnover Rate	27%
The Fund has added the FTSE World Broad Investment-Grade Bond Index in response to new regulatory requirements.
The performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index in this report reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index through August 31, 2020 and, beginning on September 1, 2020, the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	33.1%
Aa	32.2%
A	16.2%
Baa	12.3%
Not Rated	6.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	12.9%
France	8.5%
Italy	8.0%
Germany	6.7%
United Kingdom	5.8%
Spain	5.2%
Finland	4.6%
Ireland	4.6%
Portugal	4.6%
Netherlands	4.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Fixed Income LLC, S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Treasury Bond ETF
Annual Shareholder Report — October 31, 2024
IGOV-10/24-AR

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
LQDW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 5.55%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Cboe LQD BuyWrite Index returned 6.05%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. During the reporting period, the strategy posted positive returns by seeking to track the investment results of an investment grade corporate index that reflects the iShares iBoxx $ Investment Grade Corporate Bond ETF while writing (selling) one-month covered call options to generate income. Over the reporting period, the financial sector contributed to the Fund’s return, led by the banking sector which benefited from the prospect of lower interest rates. By credit rating, investment-grade securities, particularly those rated A by Moody’s, were additive to performance. However, Baa-rated issues also contributed due to investors' increased risk appetite during the reporting period.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2022 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.55%	(0.70)%
Bloomberg U.S. Universal Index	11.20	2.06
Cboe LQD BuyWrite Index	6.05	(0.27)
Key Fund statistics
Net Assets	$212,107,331
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$355,152
Portfolio Turnover Rate	0%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.5%
Short-term Investments	0.7%
Options Written	(0.1)%
Other assets less liabilities	(0.1)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	5.8%
A	46.7%
Baa	42.3%
Ba	2.4%
Not Rated	0.4%

(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Annual Shareholder Report — October 31, 2024
LQDW-10/24-AR

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
BEMB | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$20	0.18%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 17.10%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 18.16% and the J.P. Morgan EM Sovereign and Corporate Credit Core Index returned 17.36%.
What contributed to performance?
Emerging market bonds delivered strong returns during the reporting period, particularly among sovereign bond issuers, which were leading contributors to the Fund’s return. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars. Expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. Across emerging markets, all regions gained, led by Latin America. In particular, efforts by Argentina’s new administration to lower inflation improved investor sentiment and bolstered local bond markets. Longer-term duration bonds, those over 10 years, outpaced their shorter-term counterparts during the reporting period, followed by intermediate maturity bonds. While bonds of all credit ratings delivered positive performance, investment-grade bonds rated BBB had the greatest positive impact.
What detracted from performance?
There were no detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 22, 2023 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	17.10%	9.48%
J.P. Morgan EMBI Global Diversified Index	18.16	10.39
J.P. Morgan EM Sovereign and Corporate Credit Core Index	17.36	9.65
Key Fund statistics
Net Assets	$47,366,459
Number of Portfolio Holdings	294
Net Investment Advisory Fees	$75,810
Portfolio Turnover Rate	11%
The Fund has added the J.P. Morgan EMBI Global Diversified Index in response to new regulatory requirements.
The inception date of the Fund was February 22, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.5%
Aa	7.4%
A	17.7%
Baa	33.2%
Ba	15.6%
B	8.5%
Caa	6.0%
Ca	0.5%
C	0.1%
Not Rated	10.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	6.2%
Saudi Arabia	5.2%
Mexico	5.0%
United Arab Emirates	4.4%
Turkey	4.0%
Brazil	3.9%
Indonesia	3.7%
Qatar	3.1%
Chile	3.0%
India	2.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver was extended through February 28, 2029 and subsequently discontinued as of June 28, 2024.
Effective June 28, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Annual Shareholder Report — October 31, 2024
BEMB-10/24-AR

iShares J.P. Morgan USD Emerging Markets Bond ETF
EMB | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$43	0.39%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 18.36%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 18.16% and the J.P. Morgan EMBI® Global Core Index returned 18.68%.
What contributed to performance?
Emerging market sovereign bonds were leading contributors to the Fund’s return during the reporting period. Expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. Across emerging markets, all regions gained, led by Latin America. In particular, efforts by Argentina’s new administration to lower inflation improved investor sentiment and bolstered local bond markets. In the Middle East, Egyptian bonds were bolstered on expectations that the country would receive billions in foreign loans and investments, potentially offsetting dismal economic growth and the threat of spillover from the war in Gaza. Longer-term duration bonds, those over 10 years, outpaced their shorter-term counterparts during the reporting period. While bonds of all credit ratings delivered positive performance, investment-grade bonds had the greatest positive impact.
What detracted from performance?
Venezuelan bonds detracted slightly from the Fund’s performance during the reporting period, as the country’s highly contested presidential election and economic crisis put downward pressure on bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.36%	0.20%	2.48%
J.P. Morgan EMBI Global Diversified Index	18.16	0.47	2.92
J.P. Morgan EMBI® Global Core Index	18.68	0.33	2.80
Key Fund statistics
Net Assets	$14,884,578,836
Number of Portfolio Holdings	638
Net Investment Advisory Fees	$58,337,323
Portfolio Turnover Rate	12%
The Fund has added the J.P. Morgan EMBI Global Diversified Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.0%
Aa	7.2%
A	15.7%
Baa	31.8%
Ba	17.5%
B	9.9%
Caa	8.6%
Ca	0.9%
C	0.1%
Not Rated	7.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	5.9%
Mexico	5.7%
Turkey	4.9%
Indonesia	4.8%
United Arab Emirates	4.7%
Qatar	3.9%
Brazil	3.6%
Philippines	3.4%
Poland	3.4%
Chile	3.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan USD Emerging Markets Bond ETF
Annual Shareholder Report — October 31, 2024
EMB-10/24-AR

iShares Russell 2000 BuyWrite ETF
IWMW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of March 14, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$13(a)	0.20%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended October 31, 2024, the Fund returned 2.26%.
  For the same period, the iShares Russell 2000 ETF returned 8.92% and the Cboe FTSE Russell IWM 2% OTM BuyWrite Index returned 1.94%.
What contributed to performance?
During the reporting period, equity markets registered remarkably strong gains and contributed to the Fund’s return amid increasing investor confidence, limited volatility, and slowing inflation. Declining yields and solid economic growth resulted in a broad equity rally that extended to include small-cap stocks, which have historically done well in periods of moderating inflation. Investor appetite for equities continued to increase when the U.S. Federal Reserve Bank lowered short-term interest rates by 50 basis points in September, a larger-than-expected rate cut and the first since March 2020.
By selling monthly options, the Fund generates option premium, which it distributes to investors monthly. The level of this premium is influenced by market-implied volatility.
What detracted from performance?
Against this backdrop, the Russell 2000 Index rallied in the second half of the year, and the iShares Russell 2000 BuyWrite ETF participated in a portion of these gains. However, as the Fund sells monthly call options approximately 2% out of the money, its price returns were capped, limiting participation in upside beyond the 2% call strike.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 14, 2024 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$18,975,919
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$21,022
Portfolio Turnover Rate	3%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The inception date of the Fund was March 14, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.4%
Short-term Investments	1.1%
Options Written	(0.5)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	18.7%
Health Care	17.4%
Industrials	17.1%
Information Technology	12.6%
Consumer Discretionary	9.8%
Real Estate	6.3%
Energy	5.2%
Materials	4.6%
Consumer Staples	2.8%
Utilities	2.8%
Communication Services	2.7%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 BuyWrite ETF
Annual Shareholder Report — October 31, 2024
IWMW-10/24-AR

iShares S&P 500 BuyWrite ETF
IVVW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of March 14, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$14(a)	0.22%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period ended October 31, 2024, the Fund returned 7.66%.
  For the same period, the iShares Core S&P 500 ETF returned 11.65% and the Cboe S&P 500 Enhanced 1% OTM BuyWrite Index returned 7.75%.
What contributed to performance?
During the reporting period, equity markets registered remarkably strong gains and contributed to the Fund’s return amid increasing investor confidence, solid economic growth, limited volatility, and slowing inflation. For most of the reporting period, higher interest rates benefited mega- and large-cap stocks due to their less cyclical and rate-sensitive nature as well as their higher quality. Investor appetite for equities continued to increase when the U.S. Federal Reserve Bank lowered short-term interest rates by 50 basis points in September, a larger-than-expected rate cut and the first since March 2020.
By selling monthly options, the Fund generates option premium, which it distributes to investors monthly. The level of this premium is influenced by market-implied volatility.
What detracted from performance?
Against this backdrop, the S&P 500 Index rallied throughout much of the year, and the iShares S&P 500 BuyWrite ETF participated in a portion of these gains. However, as the Fund sells monthly call options approximately 1% out of the money, its price returns were capped, limiting participation in S&P 500 upside beyond the 1% call strike.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 14, 2024 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$26,400,497
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$27,096
Portfolio Turnover Rate	1%
The Fund has added the S&P Total Market Index in response to new regulatory requirements.
The inception date of the Fund was March 14, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.5%
Short-term Investments	0.8%
Options Written	(0.3)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	31.8%
Financials	13.1%
Health Care	11.2%
Consumer Discretionary	10.1%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 BuyWrite ETF
Annual Shareholder Report — October 31, 2024
IVVW-10/24-AR

iShares Treasury Floating Rate Bond ETF
TFLO | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$15	0.15%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 5.29%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Treasury Floating Rate Index returned 5.45%.
What contributed to performance?
U.S. Treasury saw modest gains during the reporting period amid expectations and then the realization of an interest rate cut by the U.S. Federal Reserve. For the first time since March 2020, the central bank lowered short-term interest rates, announcing a 50-basis point cut. Leading up to the interest rate decision meeting, Treasury yields moved lower but have trended steadily higher following September’s rate cut, and the 10-year Treasury ultimately ending the period at 4.28%, down from 4.93%, while the yield on the three-month Treasury note sank to 4.54% from 5.46% a year earlier. (Bond prices and yields move in opposite directions.) Treasury floating rate notes are issued with maturities of two years and coupons that reset periodically based on the three-month Treasury bill rate.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.29%	2.44%	1.72%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Treasury Floating Rate Index	5.45	2.59	1.84
Key Fund statistics
Net Assets	$6,998,857,593
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$12,258,350
Portfolio Turnover Rate	28%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	49.0%
1-2 Years	51.0%
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 4.69%, 07/31/25	14.6%
U.S. Treasury Floating Rate Note, 4.77%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 4.73%, 10/31/25	13.6%
U.S. Treasury Floating Rate Note, 4.81%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 4.71%, 04/30/26	12.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Treasury Floating Rate Bond ETF
Annual Shareholder Report — October 31, 2024
TFLO-10/24-AR

iShares U.S. Fixed Income Balanced Risk Systematic ETF
FIBR | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares U.S. Fixed Income Balanced Risk Systematic ETF (the “Fund”) (formerly known as iShares U.S. Fixed Income Balanced Risk Factor ETF) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$27	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 12.04%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Fixed Income Balanced Risk Index returned 12.16%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reverse lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. By sector, industrial bonds, supported by consumer cyclical and communication, and banking bonds contributed to performance. Investment-grade bonds rated A and Baa by Moody’s were meaningful contributors.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 24, 2015 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	12.04%	0.29%	1.82%
Bloomberg U.S. Universal Index	11.20	0.18	1.71
Bloomberg U.S. Fixed Income Balanced Risk Index	12.16	0.49	2.00
Key Fund statistics
Net Assets	$69,760,430
Number of Portfolio Holdings	940
Net Investment Advisory Fees	$160,858
Portfolio Turnover Rate	453%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was February 24, 2015.
The performance of the Bloomberg U.S. Fixed Income Balanced Risk Index in this report reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index through February 4, 2018 and, beginning on February 5, 2018, the performance of the Bloomberg U.S. Fixed Income Balanced Risk Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	5.9%
Aa	0.9%
A	40.3%
Baa	33.4%
Ba	8.0%
B	8.5%
Caa	2.0%
Ca	0.2%
Not Rated	0.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.0%
1-5 Years	42.7%
5-10 Years	32.1%
10-15 Years	1.0%
15-20 Years	2.4%
More than 20 Years	18.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective January 26, 2024, the name of the Fund was changed from iShares U.S. Fixed Income Balanced Risk Factor ETF to iShares U.S. Fixed Income Balanced Risk Systematic ETF.
BlackRock Fund Advisors ("BFA") has contractually agreed to waive a portion of its investment advisory fee for the Fund in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. The contractual fee waiver has been extended through February 28, 2029.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Fixed Income Balanced Risk Systematic ETF
Annual Shareholder Report — October 31, 2024
FIBR-10/24-AR

iShares USD Green Bond ETF
BGRN | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.74%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg MSCI USD Green Bond Select Index returned 10.87%.
What contributed to performance?
Longer-term green bonds meaningfully contributed to the Fund’s return during the reporting period. Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States as expectations for interest rate cuts grew. In September 2024, the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. In terms of credit quality, A and BBB rated bonds were the largest contributors. Utility corporate bonds had a positive impact on performance, as did real estate investment trusts (“REITs”) and banking in the financial sector.
What detracted from performance?
During the reporting period, there were no meaningful detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 13, 2018 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.74%	(0.27)%	1.68%
Bloomberg U.S. Universal Index	11.20	0.18	1.95
Bloomberg MSCI USD Green Bond Select Index	10.87	(0.09)	1.84
Key Fund statistics
Net Assets	$387,179,813
Number of Portfolio Holdings	351
Net Investment Advisory Fees	$703,264
Portfolio Turnover Rate	21%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was November 13, 2018.
The performance of the Bloomberg MSCI USD Green Bond Select Index in this report reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index through February 28, 2022 and, beginning on March 1, 2022, the performance of the Bloomberg MSCI USD Green Bond Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	14.8%
Aa	14.9%
A	30.3%
Baa	31.8%
Ba	1.6%
Not Rated	6.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	9.2%
1-5 Years	42.6%
5-10 Years	33.3%
10-15 Years	1.9%
15-20 Years	0.7%
More than 20 Years	12.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the discontinuation of a voluntary fee waiver during the prior fiscal year.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares USD Green Bond ETF
Annual Shareholder Report — October 31, 2024
BGRN-10/24-AR

(b) Not applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert –The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-four series of the registrant for which the fiscal year-end is October 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,000,950 for the fiscal year ended October 31, 2023 and $608,550 for the fiscal year ended October 31, 2024.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2023 and October 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $717,800 for the fiscal year ended October 31, 2023 and $426,800 for the fiscal year ended October 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2023 and October 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $717,800 for the fiscal year ended October 31, 2023 and $426,800 for the fiscal year ended October 31, 2024.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

Madhav V. Rajan

(b) Not applicable

2

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds 2024 Term High Yield and Income ETF | IBHD | Cboe BZX Exchange
• iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX Exchange
• iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX Exchange
• iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX Exchange
• iShares iBonds 2031 Term High Yield and Income ETF | IBHK | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24	$875	$875,000
Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC, 4.06%, 11/01/24	3,405	3,405,000
General Motors Financial Co. Inc., 3.50%, 11/07/24	1,545	1,544,405
		4,949,405
Banks — 0.8%
Lloyds Banking Group PLC, 4.50%, 11/04/24	2,770	2,770,000
Beverages — 0.1%
Constellation Brands Inc., 4.75%, 11/15/24	290	289,901
Building Materials — 0.2%
Owens Corning, 4.20%, 12/01/24	290	289,662
Trane Technologies Financing Ltd., 3.55%, 11/01/24	420	420,000
		709,662
Chemicals — 2.6%
Methanex Corp., 4.25%, 12/01/24(a)	7,739	7,722,576
Nutrien Ltd., 5.90%, 11/07/24	1,046	1,046,101
		8,768,677
Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24	1,475	1,471,480
Global Payments Inc., 1.50%, 11/15/24	990	988,469
		2,459,949
Computers — 0.1%
Genpact Luxembourg SARL, 3.38%, 12/01/24	340	339,192
Cosmetics & Personal Care — 2.8%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	9,340	9,317,444
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24(b)(c)(d)	448	67,181
Diversified Financial Services — 0.6%
Discover Financial Services, 3.95%, 11/06/24	1,015	1,015,000
ORIX Corp., 3.25%, 12/04/24	1,125	1,122,463
		2,137,463
Electric — 1.7%
Avangrid Inc., 3.15%, 12/01/24	1,216	1,213,741
DTE Energy Co., 4.22%, 11/01/24(e)	2,980	2,980,000
Edison International, 3.55%, 11/15/24	995	994,203
Interstate Power & Light Co., 3.25%, 12/01/24(a)	465	463,997
		5,651,941
Electronics — 0.1%
Trimble Inc., 4.75%, 12/01/24(a)	355	354,572
Engineering & Construction — 1.3%
Fluor Corp., 3.50%, 12/15/24(a)	4,500	4,484,093
Entertainment — 2.9%
Live Nation Entertainment Inc., 4.88%, 11/01/24(b)	9,857	9,857,000
Health Care - Products — 2.2%
Baxter International Inc., 1.32%, 11/29/24	2,720	2,710,575
GE HealthCare Technologies Inc., 5.55%, 11/15/24	3,025	3,025,271
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24	1,675	1,671,287
		7,407,133
Health Care - Services — 1.1%
Aetna Inc., 3.50%, 11/15/24	1,485	1,483,693
Elevance Health Inc., 3.35%, 12/01/24	1,665	1,661,689
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings, 2.30%, 12/01/24	$695	$693,148
		3,838,530
Holding Companies - Diversified — 0.7%
Blackstone Private Credit Fund, 2.35%, 11/22/24	1,690	1,685,496
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24	740	740,000
		2,425,496
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24	190	189,879
Insurance — 0.1%
First American Financial Corp., 4.60%, 11/15/24	235	234,495
Internet — 0.0%
Rakuten Group Inc., 10.25%, 11/30/24(b)	30	30,109
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24	335	333,993
Leisure Time — 1.9%
NCL Corp. Ltd., 3.63%, 12/15/24(a)(b)	6,597	6,576,072
Manufacturing — 0.2%
Carlisle Companies Inc., 3.50%, 12/01/24	370	369,384
Parker-Hannifin Corp., 3.30%, 11/21/24	358	357,614
		726,998
Media — 3.1%
DISH DBS Corp., 5.88%, 11/15/24	10,413	10,326,668
Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24	1,085	1,084,578
Pharmaceuticals — 0.6%
Becton Dickinson & Co., 3.73%, 12/15/24	1,705	1,701,197
Cardinal Health Inc., 3.50%, 11/15/24	270	269,798
		1,970,995
Pipelines — 1.8%
Boardwalk Pipelines LP, 4.95%, 12/15/24	1,207	1,205,983
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	325	324,258
Series A, 2.50%, 11/15/24	620	619,314
MPLX LP, 4.88%, 12/01/24	2,240	2,238,892
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24	1,580	1,580,000
		5,968,447
Real Estate Investment Trusts — 0.8%
Equinix Inc., 2.63%, 11/18/24	2,280	2,277,071
Kilroy Realty LP, 3.45%, 12/15/24	375	373,740
		2,650,811
Retail — 2.7%
AutoNation Inc., 3.50%, 11/15/24	365	364,702
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	8,825	8,814,966
		9,179,668
Software — 1.8%
Oracle Corp., 2.95%, 11/15/24	6,085	6,080,403
Telecommunications — 0.8%
Verizon Communications Inc., 3.50%, 11/01/24	2,630	2,630,000
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24	444	443,357
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.9%
Canadian Pacific Railway Co., 1.35%, 12/02/24	$2,925	$2,915,686
Total Long-Term Investments — 35.0% (Cost: $118,493,958)		118,044,798
	Shares
Short-Term Securities
Money Market Funds — 67.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	8,759,994	8,766,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	217,820,000	217,820,000
Total Short-Term Securities — 67.3% (Cost: $226,577,882)		226,586,126
Total Investments — 102.3% (Cost: $345,071,840)		344,630,924
Liabilities in Excess of Other Assets — (2.3)%		(7,905,353)
Net Assets — 100.0%		$336,725,571

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,643,229	$—	$(14,884,055)(a)	$10,208	$(3,256)	$8,766,126	8,759,994	$187,016 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,190,000	212,630,000 (a)	—	—	—	217,820,000	217,820,000	3,038,486	—
				$10,208	$(3,256)	$226,586,126		$3,225,502	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$118,044,798	$—	$118,044,798
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2024 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$226,586,126	$—	$—	$226,586,126
	$226,586,126	$118,044,798	$—	$344,630,924
See notes to financial statements.
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.60%, 10/30/25(a)	$200	$195,264
4.88%, 05/01/25	2,465	2,458,338
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	730	718,826
Hexcel Corp., 4.95%, 08/15/25	155	154,463
L3Harris Technologies Inc., 3.83%, 04/27/25	205	203,857
Northrop Grumman Corp., 2.93%, 01/15/25	630	627,086
RTX Corp., 3.95%, 08/16/25(a)	625	621,078
		4,978,912
Agriculture — 0.2%
Altria Group Inc., 2.35%, 05/06/25	325	320,635
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	255	248,655
Reynolds American Inc., 4.45%, 06/12/25	850	846,823
		1,416,113
Airlines — 2.2%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	7,161	7,103,766
Southwest Airlines Co., 5.25%, 05/04/25	680	680,193
United Airlines Holdings Inc., 4.88%, 01/15/25	5,235	5,223,484
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	90	89,031
		13,096,474
Apparel — 1.9%
PVH Corp., 4.63%, 07/10/25(a)	265	263,647
Tapestry Inc.
4.25%, 04/01/25(a)	150	149,183
7.05%, 11/27/25(a)	365	370,049
VF Corp., 2.40%, 04/23/25	10,605	10,468,942
		11,251,821
Auto Manufacturers — 3.2%
Ford Motor Credit Co. LLC
2.30%, 02/10/25	520	515,332
3.38%, 11/13/25	2,350	2,305,028
4.13%, 08/04/25	1,045	1,035,732
4.69%, 06/09/25	235	233,955
5.13%, 06/16/25	1,200	1,197,010
General Motors Co.
4.00%, 04/01/25(a)	200	199,013
6.13%, 10/01/25	1,125	1,135,119
General Motors Financial Co. Inc.
2.75%, 06/20/25	405	399,056
2.90%, 02/26/25	225	223,357
3.80%, 04/07/25	320	318,149
4.00%, 01/15/25	300	299,202
4.30%, 07/13/25	470	467,562
4.35%, 04/09/25	200	199,323
6.05%, 10/10/25(a)	715	722,148
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(b)	10,010	10,011,116
		19,261,102
Auto Parts & Equipment — 3.5%
BorgWarner Inc., 3.38%, 03/15/25	40	39,705
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	6,566	6,577,407
ZF North America Capital Inc., 4.75%, 04/29/25(b)	14,323	14,215,279
		20,832,391
Banks — 4.0%
Associated Banc-Corp, 4.25%, 01/15/25(a)	3,460	3,448,337
Banco Santander SA, 5.18%, 11/19/25	1,640	1,638,962
Security	Par (000)	Value
Banks (continued)
BankUnited Inc., 4.88%, 11/17/25	$245	$243,664
Barclays PLC, 3.65%, 03/16/25	870	865,309
Citigroup Inc.
3.88%, 03/26/25	170	169,137
4.40%, 06/10/25	1,785	1,777,989
5.50%, 09/13/25	2,600	2,612,015
Citizens Bank NA, 2.25%, 04/28/25	315	310,765
Citizens Financial Group Inc., 4.30%, 12/03/25	616	610,712
Comerica Bank, 4.00%, 07/27/25	85	84,155
Cooperatieve Rabobank UA, 4.38%, 08/04/25	1,650	1,638,253
Deutsche Bank AG, 4.50%, 04/01/25	730	726,654
Fifth Third Bancorp, 2.38%, 01/28/25	305	302,934
FNB Corp., 5.15%, 08/25/25	30	29,954
Goldman Sachs Group Inc. (The), 4.25%, 10/21/25	1,430	1,421,857
HSBC Holdings PLC, 4.25%, 08/18/25	1,055	1,047,093
Huntington Bancshares Inc./Ohio, 4.00%, 05/15/25	75	74,593
KeyBank NA/Cleveland OH
3.30%, 06/01/25	320	316,217
4.15%, 08/08/25	965	957,774
KeyCorp, 4.15%, 10/29/25	225	223,453
Lloyds Banking Group PLC, 4.58%, 12/10/25	1,550	1,538,713
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	35	35,162
Morgan Stanley, 5.00%, 11/24/25	1,825	1,829,814
Regions Financial Corp., 2.25%, 05/18/25(a)	340	334,846
Santander Holdings USA Inc.
3.45%, 06/02/25	450	445,270
4.50%, 07/17/25(a)	480	477,603
Synchrony Bank, 5.40%, 08/22/25	845	845,376
Synovus Financial Corp., 5.20%, 08/11/25	145	144,999
		24,151,610
Beverages — 0.5%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25	40	39,616
Constellation Brands Inc.
4.40%, 11/15/25(a)	205	204,010
4.75%, 12/01/25(a)	1,203	1,200,908
Keurig Dr Pepper Inc.
3.40%, 11/15/25(a)	1,225	1,209,329
4.42%, 05/25/25	105	104,712
		2,758,575
Biotechnology — 0.8%
Amgen Inc.
1.90%, 02/21/25	30	29,714
3.13%, 05/01/25	230	227,710
5.25%, 03/02/25	865	865,508
Baxalta Inc., 4.00%, 06/23/25	365	363,071
Biogen Inc., 4.05%, 09/15/25	1,245	1,235,952
Gilead Sciences Inc., 3.50%, 02/01/25	650	647,445
Illumina Inc., 5.80%, 12/12/25	745	751,741
Royalty Pharma PLC, 1.20%, 09/02/25	685	664,668
		4,785,809
Building Materials — 0.2%
Carrier Global Corp., 2.24%, 02/15/25	520	515,803
Fortune Brands Innovations Inc., 4.00%, 06/15/25	220	218,580
Lennox International Inc., 1.35%, 08/01/25	120	116,758
Vulcan Materials Co., 4.50%, 04/01/25	25	24,931
		876,072
Chemicals — 0.6%
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	400	400,742
DuPont de Nemours Inc., 4.49%, 11/15/25(a)	1,755	1,749,627
Eastman Chemical Co., 3.80%, 03/15/25	30	29,832
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance III LLC, 1.25%, 10/01/25	$390	$377,881
Nutrien Ltd.
3.00%, 04/01/25	5	4,963
5.95%, 11/07/25	730	740,343
Sherwin-Williams Co. (The)
3.45%, 08/01/25(a)	75	74,178
4.25%, 08/08/25	130	129,647
		3,507,213
Commercial Services — 1.3%
Block Financial LLC, 5.25%, 10/01/25(a)	130	130,309
Equifax Inc., 2.60%, 12/15/25	187	182,477
Global Payments Inc., 2.65%, 02/15/25	400	397,038
Moody's Corp., 3.75%, 03/24/25	65	64,610
Verisk Analytics Inc., 4.00%, 06/15/25	45	44,722
Williams Scotsman Inc., 6.13%, 06/15/25(a)(b)	7,158	7,154,492
		7,973,648
Computers — 1.6%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,760	1,761,594
HP Inc., 2.20%, 06/17/25	520	510,945
Leidos Inc., 3.63%, 05/15/25	220	218,089
NetApp Inc., 1.88%, 06/22/25	320	313,508
Seagate HDD Cayman, 4.75%, 01/01/25(a)	6,868	6,849,659
		9,653,795
Cosmetics & Personal Care — 0.1%
Haleon U.K. Capital PLC, 3.13%, 03/24/25	520	516,171
Diversified Financial Services — 9.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25	335	333,857
4.45%, 10/01/25(a)	300	299,243
6.50%, 07/15/25(a)	910	918,345
Affiliated Managers Group Inc., 3.50%, 08/01/25	105	103,973
Air Lease Corp.
2.30%, 02/01/25	70	69,457
3.25%, 03/01/25	40	39,741
3.38%, 07/01/25	425	420,591
Ally Financial Inc.
4.63%, 03/30/25(a)	20	19,935
5.75%, 11/20/25(a)	14,588	14,640,446
5.80%, 05/01/25	320	320,849
Capital One Financial Corp.
3.20%, 02/05/25	230	228,847
4.20%, 10/29/25(a)	1,095	1,087,208
4.25%, 04/30/25(a)	375	373,723
Discover Financial Services, 3.75%, 03/04/25	120	119,307
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25	75	75,011
Nasdaq Inc., 5.65%, 06/28/25	185	185,805
Navient Corp., 6.75%, 06/25/25	7,265	7,310,510
Nomura Holdings Inc.
1.85%, 07/16/25	1,120	1,094,761
2.65%, 01/16/25	635	631,570
5.10%, 07/03/25	430	429,861
PennyMac Financial Services Inc., 5.38%, 10/15/25(b)	9,657	9,617,603
SLM Corp., 4.20%, 10/29/25(a)	7,860	7,713,520
Synchrony Financial
4.50%, 07/23/25	950	944,771
4.88%, 06/13/25	340	339,018
United Wholesale Mortgage LLC, 5.50%, 11/15/25(b)	11,768	11,720,232
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The), 2.85%, 01/10/25	$55	$54,697
		59,092,881
Electric — 2.7%
American Electric Power Co. Inc.
5.70%, 08/15/25	450	452,409
Series N, 1.00%, 11/01/25	210	202,237
Appalachian Power Co., 3.40%, 06/01/25	80	79,210
Arizona Public Service Co., 3.15%, 05/15/25(a)	125	123,812
Avangrid Inc., 3.20%, 04/15/25	395	391,576
Constellation Energy Generation LLC, 3.25%, 06/01/25	415	410,567
Dominion Energy Inc.
3.90%, 10/01/25	395	392,087
Series A, 3.30%, 03/15/25	75	74,527
DPL Inc., 4.13%, 07/01/25(a)	6,032	5,976,268
DTE Energy Co., Series F, 1.05%, 06/01/25	340	332,575
Duke Energy Corp.
0.90%, 09/15/25	305	294,822
5.00%, 12/08/25(a)	1,203	1,205,656
Edison International
4.70%, 08/15/25	125	124,581
4.95%, 04/15/25	125	124,884
Entergy Corp., 0.90%, 09/15/25	430	415,478
Eversource Energy
Series H, 3.15%, 01/15/25	20	19,905
Series Q, 0.80%, 08/15/25(a)	60	58,037
Exelon Corp., 3.95%, 06/15/25(a)	320	318,035
Iberdrola International BV, 5.81%, 03/15/25	45	45,096
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	450	448,729
5.75%, 09/01/25	1,400	1,410,701
6.05%, 03/01/25	1,160	1,163,773
Pacific Gas and Electric Co.
3.45%, 07/01/25	480	474,789
3.50%, 06/15/25	195	193,092
4.95%, 06/08/25(a)	205	204,523
Pinnacle West Capital Corp., 1.30%, 06/15/25(a)	45	43,945
Public Service Enterprise Group Inc., 0.80%, 08/15/25	250	241,986
Puget Energy Inc., 3.65%, 05/15/25	35	34,678
Sempra, 3.30%, 04/01/25	315	312,782
Southern Co. (The), 5.15%, 10/06/25	265	266,320
Southern Power Co., 4.15%, 12/01/25(a)	227	225,103
WEC Energy Group Inc., 5.00%, 09/27/25	205	205,231
Xcel Energy Inc., 3.30%, 06/01/25	70	69,232
		16,336,646
Electronics — 0.0%
Amphenol Corp., 2.05%, 03/01/25	20	19,805
Arrow Electronics Inc., 4.00%, 04/01/25(a)	35	34,822
Flex Ltd., 4.75%, 06/15/25	220	219,077
		273,704
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25(a)	755	750,388
3.79%, 03/15/25	85	84,587
		834,975
Environmental Control — 1.9%
GFL Environmental Inc., 3.75%, 08/01/25(b)	11,496	11,380,707
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Republic Services Inc.
0.88%, 11/15/25	$95	$91,301
3.20%, 03/15/25	90	89,408
		11,561,416
Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25	70	69,510
3.95%, 03/15/25	200	199,121
Conagra Brands Inc., 4.60%, 11/01/25	1,405	1,401,079
General Mills Inc.
4.00%, 04/17/25(a)	170	169,214
5.24%, 11/18/25(a)	40	39,942
J.M. Smucker Co. (The), 3.50%, 03/15/25	255	253,411
Mondelez International Inc., 1.50%, 05/04/25	360	353,813
Sysco Corp., 3.75%, 10/01/25	400	396,812
		2,882,902
Food Service — 1.4%
Aramark Services Inc., 5.00%, 04/01/25(a)(b)	8,708	8,693,345
Forest Products & Paper — 0.0%
Suzano International Finance BV, 4.00%, 01/14/25	20	19,903
Gas — 0.2%
National Fuel Gas Co., 5.20%, 07/15/25	320	319,208
NiSource Inc., 0.95%, 08/15/25	885	857,768
		1,176,976
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.30%, 02/24/25	75	74,307
Health Care - Products — 0.8%
Boston Scientific Corp., 1.90%, 06/01/25	230	226,064
GE HealthCare Technologies Inc., 5.60%, 11/15/25(a)	2,600	2,621,795
Stryker Corp.
1.15%, 06/15/25(a)	230	224,903
3.38%, 11/01/25	1,315	1,300,557
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25(a)	160	158,919
		4,532,238
Health Care - Services — 0.8%
Cigna Group (The)
3.25%, 04/15/25	305	302,776
4.13%, 11/15/25(a)	1,530	1,520,706
Elevance Health Inc.
2.38%, 01/15/25(a)	305	302,982
5.35%, 10/15/25	75	75,441
HCA Inc.
5.25%, 04/15/25	685	684,965
5.38%, 02/01/25	1,160	1,159,915
Humana Inc., 4.50%, 04/01/25	90	89,746
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	430	427,796
Quest Diagnostics Inc., 3.50%, 03/30/25	20	19,869
		4,584,196
Holding Companies - Diversified — 0.6%
Ares Capital Corp.
3.25%, 07/15/25	1,060	1,045,591
4.25%, 03/01/25	90	89,618
Blackstone Private Credit Fund
2.70%, 01/15/25	35	34,795
4.70%, 03/24/25	390	388,818
7.05%, 09/29/25	850	863,433
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp.
3.75%, 07/22/25	$545	$538,917
4.00%, 03/30/25	65	64,594
Blue Owl Credit Income Corp., 5.50%, 03/21/25	120	119,749
FS KKR Capital Corp., 4.13%, 02/01/25	87	86,615
Goldman Sachs BDC Inc., 3.75%, 02/10/25(a)	45	44,716
Oaktree Specialty Lending Corp., 3.50%, 02/25/25(a)	40	39,739
		3,316,585
Home Builders — 0.1%
DR Horton Inc., 2.60%, 10/15/25(a)	110	107,895
Lennar Corp., 4.75%, 05/30/25	235	234,511
Toll Brothers Finance Corp., 4.88%, 11/15/25	165	164,870
		507,276
Home Furnishings — 0.0%
Whirlpool Corp., 3.70%, 05/01/25	95	94,309
Housewares — 1.2%
Newell Brands Inc., 4.88%, 06/01/25	7,265	7,265,000
Insurance — 0.5%
Allstate Corp. (The), 0.75%, 12/15/25	1,230	1,176,600
Aon Global Ltd., 3.88%, 12/15/25(a)	1,305	1,292,877
CNO Financial Group Inc., 5.25%, 05/30/25	40	39,946
Corebridge Financial Inc., 3.50%, 04/04/25	465	462,031
Kemper Corp., 4.35%, 02/15/25	20	19,917
Lincoln National Corp., 3.35%, 03/09/25	65	64,536
		3,055,907
Internet — 2.8%
eBay Inc.
1.90%, 03/11/25	325	321,394
5.90%, 11/22/25	1,175	1,188,202
Gen Digital Inc., 5.00%, 04/15/25(b)	14,510	14,481,421
Netflix Inc., 5.88%, 02/15/25	305	305,777
VeriSign Inc., 5.25%, 04/01/25	255	254,680
		16,551,474
Iron & Steel — 0.0%
Reliance Inc., 1.30%, 08/15/25	160	155,370
Steel Dynamics Inc., 2.40%, 06/15/25	50	49,201
		204,571
Leisure Time — 0.8%
Harley-Davidson Inc., 3.50%, 07/28/25	300	296,062
Viking Cruises Ltd., 6.25%, 05/15/25(a)(b)	4,213	4,212,897
		4,508,959
Lodging — 8.0%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25(b)	7,985	7,980,240
Hyatt Hotels Corp., 5.38%, 04/23/25	335	335,032
Las Vegas Sands Corp., 2.90%, 06/25/25	745	732,355
Marriott International Inc./MD
3.75%, 03/15/25	95	94,451
3.75%, 10/01/25(a)	110	109,145
Series EE, 5.75%, 05/01/25	195	195,542
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)	14,545	14,385,413
MGM China Holdings Ltd., 5.25%, 06/18/25(b)	8,257	8,215,052
Sands China Ltd., 5.13%, 08/08/25	1,820	1,815,937
Studio City Finance Ltd., 6.00%, 07/15/25(b)	4,110	4,099,491
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25(a)(b)	4,380	4,369,100
Travel & Leisure Co., 6.60%, 10/01/25	5,698	5,738,532
		48,070,290
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 0.3%
CNH Industrial Capital LLC
3.95%, 05/23/25	$255	$253,493
5.45%, 10/14/25	205	206,413
Dover Corp., 3.15%, 11/15/25	630	619,070
Otis Worldwide Corp., 2.06%, 04/05/25	605	597,289
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	345	340,847
		2,017,112
Manufacturing — 0.0%
Textron Inc., 3.88%, 03/01/25	40	39,821
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	1,300	1,298,481
Discovery Communications LLC
3.45%, 03/15/25(a)	20	19,852
3.95%, 06/15/25	115	113,953
Fox Corp., 3.05%, 04/07/25	120	118,972
		1,551,258
Mining — 0.0%
Southern Copper Corp., 3.88%, 04/23/25	200	198,283
Office & Business Equipment — 0.9%
Xerox Holdings Corp., 5.00%, 08/15/25(a)(b)	5,637	5,554,953
Oil & Gas — 4.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(b)	5,231	5,260,934
Canadian Natural Resources Ltd.
2.05%, 07/15/25	335	328,227
3.90%, 02/01/25	75	74,744
Devon Energy Corp., 5.85%, 12/15/25	230	231,580
Expand Energy Corp., 5.70%, 01/23/25	5,116	5,109,377
Marathon Petroleum Corp., 4.70%, 05/01/25	590	589,065
Occidental Petroleum Corp.
5.50%, 12/01/25	130	130,318
5.88%, 09/01/25	335	336,421
Ovintiv Inc., 5.65%, 05/15/25	395	396,201
Phillips 66, 3.85%, 04/09/25	350	348,196
Phillips 66 Co., 3.61%, 02/15/25	20	19,899
Range Resources Corp., 4.88%, 05/15/25	9,897	9,863,690
Vermilion Energy Inc., 5.63%, 03/15/25(a)(b)	4,364	4,355,734
		27,044,386
Oil & Gas Services — 1.2%
Halliburton Co., 3.80%, 11/15/25	115	113,752
KCA Deutag UK Finance PLC, 9.88%, 12/01/25(b)	7,186	7,213,438
		7,327,190
Packaging & Containers — 0.0%
Amcor Flexibles North America Inc., 4.00%, 05/17/25	35	34,792
Sonoco Products Co., 1.80%, 02/01/25	45	44,590
WRKCo Inc., 3.75%, 03/15/25	45	44,757
		124,139
Pharmaceuticals — 5.7%
Bausch Health Companies Inc., 5.50%, 11/01/25(b)	18,155	17,802,786
Cardinal Health Inc., 3.75%, 09/15/25	235	232,986
Cencora Inc., 3.25%, 03/01/25(a)	45	44,718
CVS Health Corp.
3.88%, 07/20/25	2,040	2,022,056
4.10%, 03/25/25(a)	250	248,868
Security	Par (000)	Value
Pharmaceuticals (continued)
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25(a)(b)	$4,367	$4,349,521
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25(b)	1,598	1,610,659
12.00%, 12/02/24, 9.00% Cash and 3.50% PIK or 12.00% Cash(b)(d)	5,252	5,286,079
Viatris Inc., 1.65%, 06/22/25(a)	20	19,544
Zoetis Inc.
4.50%, 11/13/25	1,305	1,301,622
5.40%, 11/14/25(a)	1,245	1,252,813
		34,171,652
Pipelines — 7.7%
Buckeye Partners LP, 4.13%, 03/01/25(a)(b)	6,717	6,676,748
Columbia Pipeline Group Inc., 4.50%, 06/01/25(a)	420	418,171
DCP Midstream Operating LP, 5.38%, 07/15/25	115	115,052
Enbridge Energy Partners LP, 5.88%, 10/15/25(a)	290	292,173
Enbridge Inc.
2.50%, 01/15/25	65	64,649
2.50%, 02/14/25	20	19,869
Energy Transfer LP
2.90%, 05/15/25	435	429,982
4.05%, 03/15/25	465	463,171
5.75%, 04/01/25	235	235,006
5.95%, 12/01/25(a)	165	166,418
EnLink Midstream Partners LP, 4.15%, 06/01/25	205	203,523
EQM Midstream Partners LP, 6.00%, 07/01/25(b)	6,436	6,445,566
Kinder Morgan Inc., 4.30%, 06/01/25	690	687,337
MPLX LP
4.00%, 02/15/25(a)	55	54,797
4.88%, 06/01/25	555	554,526
New Fortress Energy Inc., 6.75%, 09/15/25(b)	12,655	12,622,127
NuStar Logistics LP, 5.75%, 10/01/25	9,840	9,799,282
ONEOK Inc., 2.20%, 09/15/25	190	185,607
ONEOK Partners LP, 4.90%, 03/15/25	35	34,969
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	490	489,045
Rockies Express Pipeline LLC, 3.60%, 05/15/25(b)	5,801	5,717,985
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25(a)	25	25,015
Spectra Energy Partners LP, 3.50%, 03/15/25	130	129,213
TC PipeLines LP, 4.38%, 03/13/25	20	19,911
Western Midstream Operating LP
3.10%, 02/01/25	65	64,563
3.95%, 06/01/25	20	19,805
Williams Companies Inc. (The)
3.90%, 01/15/25	130	129,648
4.00%, 09/15/25(a)	375	371,541
		46,435,699
Real Estate Investment Trusts — 7.0%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25	305	302,817
American Tower Corp.
1.30%, 09/15/25	290	281,288
2.40%, 03/15/25	210	207,956
2.95%, 01/15/25	40	39,797
4.00%, 06/01/25(a)	365	363,095
Boston Properties LP, 3.20%, 01/15/25	290	288,739
Brixmor Operating Partnership LP, 3.85%, 02/01/25	65	64,740
Crown Castle Inc., 1.35%, 07/15/25	380	369,633
CubeSmart LP, 4.00%, 11/15/25(a)	630	622,867
Diversified Healthcare Trust, 9.75%, 06/15/25	5,862	5,862,007
EPR Properties, 4.50%, 04/01/25(a)	20	19,899
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Inc.
1.00%, 09/15/25	$535	$516,856
1.25%, 07/15/25	310	301,897
Essex Portfolio LP, 3.50%, 04/01/25(a)	80	79,482
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25	440	439,372
Healthpeak OP LLC
3.40%, 02/01/25(a)	60	59,709
4.00%, 06/01/25(a)	20	19,886
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25	75	74,386
Kilroy Realty LP, 4.38%, 10/01/25	310	308,028
Kimco Realty OP LLC, 3.30%, 02/01/25	75	74,630
Kite Realty Group Trust, 4.00%, 03/15/25(a)	20	19,890
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(b)	5,112	5,093,362
NNN REIT Inc., 4.00%, 11/15/25	155	153,662
Omega Healthcare Investors Inc., 4.50%, 01/15/25	65	64,872
Rithm Capital Corp., 6.25%, 10/15/25(b)	4,127	4,117,068
Starwood Property Trust Inc., 4.75%, 03/15/25(a)	7,235	7,209,726
Ventas Realty LP
2.65%, 01/15/25	55	54,711
3.50%, 02/01/25	60	59,719
VICI Properties LP, 4.38%, 05/15/25	255	254,008
Vornado Realty LP, 3.50%, 01/15/25(a)	6,977	6,941,872
Welltower OP LLC, 4.00%, 06/01/25	600	596,864
WP Carey Inc., 4.00%, 02/01/25	40	39,822
XHR LP, 6.38%, 08/15/25(a)(b)	7,260	7,256,630
		42,159,290
Retail — 7.5%
AutoNation Inc., 4.50%, 10/01/25(a)	570	567,357
AutoZone Inc.
3.25%, 04/15/25	125	123,989
3.63%, 04/15/25	95	94,405
Bath & Body Works Inc., 9.38%, 07/01/25(b)	5,238	5,368,557
Dave & Buster's Inc., 7.63%, 11/01/25(a)(b)	6,096	6,096,000
Dollar General Corp., 4.15%, 11/01/25(a)	260	257,934
Dollar Tree Inc., 4.00%, 05/15/25	495	491,715
Genuine Parts Co., 1.75%, 02/01/25	55	54,512
Kohl's Corp., 4.25%, 07/17/25	6,150	6,072,704
Lowe's Companies Inc.
3.38%, 09/15/25	315	311,303
4.00%, 04/15/25	340	338,587
4.40%, 09/08/25	505	503,870
McDonald's Corp.
1.45%, 09/01/25(a)	135	131,470
3.30%, 07/01/25(a)	325	322,035
3.38%, 05/26/25(a)	340	337,328
Penske Automotive Group Inc., 3.50%, 09/01/25(a)	9,270	9,129,765
QVC Inc., 4.45%, 02/15/25(a)	8,450	8,376,935
Ross Stores Inc., 4.60%, 04/15/25	300	299,371
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(b)	5,972	5,983,650
Starbucks Corp., 3.80%, 08/15/25(a)	505	501,661
		45,363,148
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25	50	49,760
Broadcom Inc., 3.15%, 11/15/25	430	423,073
Intel Corp.
3.40%, 03/25/25	650	646,055
Security	Par (000)	Value
Semiconductors (continued)
3.70%, 07/29/25(a)	$2,045	$2,026,912
Microchip Technology Inc., 4.25%, 09/01/25	490	487,388
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25	220	217,634
		3,850,822
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25(a)	20	19,882
Software — 5.1%
Autodesk Inc., 4.38%, 06/15/25	5	4,984
Fiserv Inc., 3.85%, 06/01/25(a)	205	203,645
Oracle Corp.
2.50%, 04/01/25	1,390	1,376,077
2.95%, 05/15/25	980	969,200
5.80%, 11/10/25	1,370	1,384,465
PTC Inc., 3.63%, 02/15/25(b)	7,185	7,146,080
Roper Technologies Inc.
1.00%, 09/15/25(a)	525	508,923
3.85%, 12/15/25	20	19,801
Take-Two Interactive Software Inc., 3.55%, 04/14/25	405	402,197
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	18,952	18,028,758
VMware LLC, 4.50%, 05/15/25	355	353,917
		30,398,047
Telecommunications — 3.2%
Juniper Networks Inc., 1.20%, 12/10/25	92	88,268
Qwest Corp., 7.25%, 09/15/25(a)	3,677	3,663,273
Rogers Communications Inc.
2.95%, 03/15/25	380	376,944
3.63%, 12/15/25	727	716,845
Sprint LLC, 7.63%, 02/15/25	600	600,806
T-Mobile USA Inc., 3.50%, 04/15/25	1,355	1,345,747
Verizon Communications Inc.
0.85%, 11/20/25(a)	1,525	1,467,073
3.38%, 02/15/25(a)	500	497,489
ViaSat Inc., 5.63%, 09/15/25(a)(b)	10,469	10,326,913
Vodafone Group PLC, 4.13%, 05/30/25(a)	300	298,714
		19,382,072
Transportation — 0.1%
Canadian Pacific Railway Co., 2.90%, 02/01/25	35	34,798
Norfolk Southern Corp., 3.65%, 08/01/25	75	74,310
Ryder System Inc.
3.35%, 09/01/25	195	192,480
4.63%, 06/01/25(a)	100	99,737
		401,325
Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25	20	19,837
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25	20	19,888
Total Corporate Bonds & Notes — 97.2% (Cost: $582,352,830)		584,776,370
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,952	$26,954
Total Common Stocks — 0.0% (Cost $0)		26,954
Total Long-Term Investments — 97.2% (Cost: $582,352,830)		584,803,324
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	44,233,549	44,264,512
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	15,320,000	15,320,000
Total Short-Term Securities — 9.9% (Cost: $59,569,117)		59,584,512
Total Investments — 107.1% (Cost: $641,921,947)		644,387,836
Liabilities in Excess of Other Assets — (7.1)%		(42,767,934)
Net Assets — 100.0%		$601,619,902

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,058,340	$16,192,574 (a)	$—	$7,178	$6,420	$44,264,512	44,233,549	$225,443 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,620,000	5,700,000 (a)	—	—	—	15,320,000	15,320,000	1,184,545	—
				$7,178	$6,420	$59,584,512		$1,409,988	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2025 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$584,776,370	$—	$584,776,370
Common Stocks	—	26,954	—	26,954
Short-Term Securities
Money Market Funds	59,584,512	—	—	59,584,512
	$59,584,512	$584,803,324	$—	$644,387,836
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments
October 31, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	$2,390	$2,360,891
Aerospace & Defense — 0.8%
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)	2,705	2,707,463
Spirit AeroSystems Inc., 3.85%, 06/15/26	1,631	1,580,720
		4,288,183
Agriculture — 0.6%
Turning Point Brands Inc., 5.63%, 02/15/26(a)(b)	1,416	1,410,006
Vector Group Ltd., 10.50%, 11/01/26(a)	2,106	2,106,000
		3,516,006
Airlines — 5.5%
Air Canada, 3.88%, 08/15/26(a)	7,018	6,793,410
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)(b)	1,776	1,901,678
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	10,600	10,573,316
United Airlines Inc., 4.38%, 04/15/26(a)	11,730	11,524,757
		30,793,161
Apparel — 1.6%
Hanesbrands Inc., 4.88%, 05/15/26(a)	5,643	5,577,709
Under Armour Inc., 3.25%, 06/15/26	3,393	3,261,981
		8,839,690
Auto Parts & Equipment — 2.6%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)(b)	4,625	4,554,583
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(a)(b)	4,600	4,609,577
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26(b)	5,237	5,143,050
		14,307,210
Banks — 2.1%
Freedom Mortgage Corp., 7.63%, 05/01/26(a)	2,822	2,832,459
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	8,722	8,734,104
		11,566,563
Chemicals — 1.7%
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	2,827	2,687,025
Rayonier AM Products Inc., 7.63%, 01/15/26(a)	2,656	2,657,896
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	4,380	4,329,492
		9,674,413
Commercial Services — 5.2%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	3,170	3,173,665
Block Inc., 2.75%, 06/01/26	5,847	5,635,778
Graham Holdings Co., 5.75%, 06/01/26(a)	2,421	2,421,052
Hertz Corp. (The), 4.63%, 12/01/26(a)(b)	2,835	2,140,294
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	8,189	8,194,831
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	2,683	2,643,129
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	4,829	4,817,675
		29,026,424
Computers — 2.4%
Western Digital Corp., 4.75%, 02/15/26	13,310	13,144,193
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26(a)(c)(d)	75	31,225
Security	Par (000)	Value
Diversified Financial Services — 7.0%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	$1,501	$1,469,398
Credit Acceptance Corp., 6.63%, 03/15/26	2,291	2,290,387
GGAM Finance Ltd., 7.75%, 05/15/26(a)	2,245	2,287,068
goeasy Ltd., 4.38%, 05/01/26(a)(b)	1,610	1,603,061
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(a)(b)	1,636	1,631,135
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	1,664	1,567,847
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(a)	2,847	2,819,801
Navient Corp., 6.75%, 06/15/26(b)	2,846	2,901,109
OneMain Finance Corp., 7.13%, 03/15/26(b)	9,435	9,666,157
PHH Mortgage Corp., 7.88%, 03/15/26(a)(b)	1,614	1,646,726
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	6,843	6,516,970
SLM Corp., 3.13%, 11/02/26(b)	2,852	2,700,895
World Acceptance Corp., 7.00%, 11/01/26(a)	1,737	1,719,801
		38,820,355
Electric — 2.1%
Calpine Corp., 5.25%, 06/01/26(a)(b)	784	780,099
NextEra Energy Operating Partners LP, 3.88%, 10/15/26(a)(b)	2,877	2,775,068
Terraform Global Operating LP, 6.13%, 03/01/26(a)	2,091	2,091,460
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	6,054	6,045,232
		11,691,859
Energy - Alternate Sources — 0.4%
Sunnova Energy Corp., 5.88%, 09/01/26(a)(b)	2,360	2,124,988
Engineering & Construction — 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(a)(b)	2,080	2,069,942
INNOVATE Corp., 8.50%, 02/01/26(a)	1,809	1,475,567
		3,545,509
Entertainment — 4.6%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(e)	5,650	5,669,996
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	1,272	1,268,083
Empire Resorts Inc., 7.75%, 11/01/26(a)(b)	1,755	1,674,694
International Game Technology PLC, 4.13%, 04/15/26(a)	4,220	4,160,529
Live Nation Entertainment Inc., 5.63%, 03/15/26(a)	1,598	1,592,917
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	2,290	2,257,264
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)(b)	7,007	6,959,992
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)	1,772	1,753,906
		25,337,381
Environmental Control — 1.0%
GFL Environmental Inc., 5.13%, 12/15/26(a)	2,837	2,812,012
Waste Pro USA Inc., 5.50%, 02/15/26(a)	2,926	2,918,527
		5,730,539
Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	2,956	2,855,622
7.50%, 03/15/26(a)	2,341	2,369,692
Sigma Holdco BV, 7.88%, 05/15/26(a)(b)	1,432	1,419,213
		6,644,527
Forest Products & Paper — 0.3%
Mercer International Inc., 5.50%, 01/15/26	1,650	1,650,000
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	$3,847	$3,767,298
Health Care - Services — 2.4%
IQVIA Inc., 5.00%, 10/15/26(a)	6,030	5,965,628
Select Medical Corp., 6.25%, 08/15/26(a)(b)	7,182	7,199,935
		13,165,563
Holding Companies - Diversified — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26	7,339	7,213,363
Home Builders — 0.4%
Forestar Group Inc., 3.85%, 05/15/26(a)	2,161	2,106,875
Housewares — 2.5%
Newell Brands Inc., 5.70%, 04/01/26	12,121	12,149,929
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	1,434	1,429,356
		13,579,285
Internet — 1.1%
Cogent Communications Group LLC, 3.50%, 05/01/26(a)	2,835	2,756,746
Millennium Escrow Corp., 6.63%, 08/01/26(a)	5,100	3,265,427
		6,022,173
Iron & Steel — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	3,288	2,980,568
Leisure Time — 6.3%
Carnival Corp., 7.63%, 03/01/26(a)	8,046	8,103,444
Life Time Inc.
5.75%, 01/15/26(a)	5,662	5,661,036
8.00%, 04/15/26(a)	2,473	2,484,184
NCL Corp. Ltd., 5.88%, 03/15/26(a)(b)	8,773	8,761,062
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)(b)	4,007	3,932,449
5.50%, 08/31/26(a)	5,972	5,977,363
		34,919,538
Lodging — 3.4%
Melco Resorts Finance Ltd., 5.25%, 04/26/26(b)(f)	2,915	2,856,984
MGM China Holdings Ltd., 5.88%, 05/15/26(a)(b)	4,235	4,212,299
MGM Resorts International, 4.63%, 09/01/26	2,171	2,151,815
Travel & Leisure Co., 6.63%, 07/31/26(a)(b)	3,735	3,763,972
Wynn Macau Ltd., 5.50%, 01/15/26(a)	6,080	6,015,970
		19,001,040
Manufacturing — 2.0%
Enpro Inc., 5.75%, 10/15/26(b)	1,742	1,737,308
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	3,013	2,993,557
12.25%, 11/15/26(a)(b)	4,374	4,358,088
Hillenbrand Inc., 5.00%, 09/15/26	2,031	2,013,498
		11,102,451
Media — 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(a)	4,339	4,327,123
DISH DBS Corp.
5.25%, 12/01/26(a)	9,828	9,096,733
7.75%, 07/01/26	7,195	6,078,885
iHeartCommunications Inc., 6.38%, 05/01/26	2,720	2,298,202
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(a)	4,226	3,666,405
Sirius XM Radio Inc., 3.13%, 09/01/26(a)	5,718	5,489,840
Security	Par (000)	Value
Media (continued)
TEGNA Inc., 4.75%, 03/15/26(a)(b)	$3,113	$3,085,925
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	2,846	2,837,458
		36,880,571
Mining — 1.6%
Hudbay Minerals Inc., 4.50%, 04/01/26(f)	3,567	3,522,818
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(a)	1,369	1,373,637
Novelis Corp., 3.25%, 11/15/26(a)	4,349	4,182,315
		9,078,770
Oil & Gas — 3.7%
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)(b)	2,280	2,224,766
California Resources Corp., 7.13%, 02/01/26(a)(b)	919	922,129
Chord Energy Corp., 6.38%, 06/01/26(a)	2,273	2,276,465
Civitas Resources Inc., 5.00%, 10/15/26(a)	2,231	2,191,535
Expand Energy Corp., 5.50%, 02/01/26(a)	2,447	2,443,360
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	2,381	2,376,129
Permian Resources Operating LLC, 5.38%, 01/15/26(a)(b)	1,425	1,417,661
SM Energy Co., 6.75%, 09/15/26	2,463	2,464,576
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	2,835	2,813,616
W&T Offshore Inc., 11.75%, 02/01/26(a)(b)	1,491	1,506,245
		20,636,482
Oil & Gas Services — 0.6%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	2,385	2,399,114
Welltec International ApS, 8.25%, 10/15/26(a)	1,121	1,142,681
		3,541,795
Packaging & Containers — 4.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	4,280	3,724,385
Ball Corp., 4.88%, 03/15/26(b)	1,489	1,481,155
Berry Global Inc., 4.50%, 02/15/26(a)(b)	1,639	1,616,915
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	2,319	2,269,634
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	5,059	5,016,391
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	2,000	2,077,516
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)	6,110	6,055,052
		22,241,048
Pipelines — 4.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(a)	1,502	1,500,479
Buckeye Partners LP, 3.95%, 12/01/26	3,483	3,347,075
EQM Midstream Partners LP, 4.13%, 12/01/26(b)	2,813	2,756,938
Hess Midstream Operations LP, 5.63%, 02/15/26(a)	4,590	4,579,527
New Fortress Energy Inc., 6.50%, 09/30/26(a)	6,287	5,815,137
NuStar Logistics LP, 6.00%, 06/01/26	2,852	2,852,635
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26	1,650	1,623,218
		22,475,009
Real Estate Investment Trusts — 4.3%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)(b)	4,848	4,810,212
Diversified Healthcare Trust, 0.00%, 01/15/26(a)(g)	5,527	5,088,032
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26(b)	2,863	2,709,571
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)(b)	2,850	2,763,969
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Service Properties Trust
4.75%, 10/01/26(b)	$2,696	$2,551,988
5.25%, 02/15/26	1,971	1,915,585
Starwood Property Trust Inc., 3.63%, 07/15/26(a)	2,255	2,164,808
Vornado Realty LP, 2.15%, 06/01/26	2,225	2,106,528
		24,110,693
Retail — 4.8%
Advance Auto Parts Inc., 5.90%, 03/09/26(b)	1,598	1,608,791
Beacon Roofing Supply Inc., 4.50%, 11/15/26(a)(b)	1,628	1,594,658
CEC Entertainment LLC, 6.75%, 05/01/26(a)	3,732	3,714,330
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26(a)	3,699	3,673,749
Guitar Center Inc., 8.50%, 01/15/26(a)	1,984	1,692,143
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(a)	4,322	4,397,524
Walgreens Boots Alliance Inc., 3.45%, 06/01/26	8,753	8,422,995
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(a)(b)(e)	1,720	1,720,512
		26,824,702
Software — 1.8%
ACI Worldwide Inc., 5.75%, 08/15/26(a)(b)	2,149	2,147,256
Camelot Finance SA, 4.50%, 11/01/26(a)(b)	4,025	3,954,389
Consensus Cloud Solutions Inc., 6.00%, 10/15/26(a)(b)	1,401	1,390,332
Fair Isaac Corp., 5.25%, 05/15/26(a)(b)	2,293	2,295,530
		9,787,507
Telecommunications — 3.6%
CommScope LLC, 6.00%, 03/01/26(a)	7,667	7,489,723
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	4,530	4,158,132
6.63%, 08/01/26(b)	4,840	4,145,329
Iliad Holding SASU, 6.50%, 10/15/26(a)	3,925	3,954,628
		19,747,812
Trucking & Leasing — 0.4%
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	2,317	2,213,090
Total Long-Term Investments — 96.2% (Cost: $530,548,956)		534,488,750
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(h)(i)(j)	45,408,595	$45,440,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(h)(i)	8,660,000	8,660,000
Total Short-Term Securities — 9.8% (Cost: $54,087,869)		54,100,381
Total Investments — 106.0% (Cost: $584,636,825)		588,589,131
Liabilities in Excess of Other Assets — (6.0)%		(33,159,155)
Net Assets — 100.0%		$555,429,976

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,440,767	$23,985,012 (a)	$—	$7,268	$7,334	$45,440,381	45,408,595	$264,918 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	7,530,000 (a)	—	—	—	8,660,000	8,660,000	515,493	—
				$7,268	$7,334	$54,100,381		$780,411	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$534,488,750	$—	$534,488,750
Short-Term Securities
Money Market Funds	54,100,381	—	—	54,100,381
	$54,100,381	$534,488,750	$—	$588,589,131
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments
October 31, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)	$1,337	$1,298,901
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	683	672,439
		1,971,340
Aerospace & Defense — 2.5%
Bombardier Inc., 7.88%, 04/15/27(a)	987	988,421
Moog Inc., 4.25%, 12/15/27(a)	527	504,029
TransDigm Inc., 5.50%, 11/15/27	2,824	2,801,096
		4,293,546
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	526	520,963
Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	588	579,111
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27(a)	534	520,190
		1,099,301
Apparel — 0.6%
VF Corp., 2.80%, 04/23/27(b)	540	509,074
William Carter Co. (The), 5.63%, 03/15/27(a)	526	523,231
		1,032,305
Auto Manufacturers — 0.5%
Allison Transmission Inc., 4.75%, 10/01/27(a)	420	409,539
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	556	536,959
		946,498
Auto Parts & Equipment — 2.4%
American Axle & Manufacturing Inc., 6.50%, 04/01/27(b)	531	528,216
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)	2,080	2,091,457
Cooper-Standard Automotive Inc., 10.63%, 05/15/27, (10.63% PIK)(a)(b)(c)	419	345,150
Dana Inc., 5.38%, 11/15/27	420	410,836
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27(b)	759	731,744
		4,107,403
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	591	584,226
Building Materials — 1.3%
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	685	689,538
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	420	406,509
Standard Industries Inc./New York, 5.00%, 02/15/27(a)	909	890,462
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27(a)	315	314,836
		2,301,345
Chemicals — 2.4%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	521	510,566
Chemours Co. (The), 5.38%, 05/15/27(b)	529	508,163
HB Fuller Co., 4.00%, 02/15/27	315	306,036
Methanex Corp., 5.13%, 10/15/27	759	738,605
Olin Corp., 5.13%, 09/15/27	526	518,675
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)	340	345,276
SNF Group SACA, 3.13%, 03/15/27(a)	384	365,151
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	$793	$777,750
		4,070,222
Commercial Services — 6.0%
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	489	499,651
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	1,124	1,126,485
AMN Healthcare Inc., 4.63%, 10/01/27(a)(b)	532	512,838
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27(a)(b)	420	412,642
5.75%, 07/15/27(a)	371	362,282
Brink's Co. (The), 4.63%, 10/15/27(a)(b)	631	612,905
Garda World Security Corp.
4.63%, 02/15/27(a)	609	592,872
9.50%, 11/01/27(a)	604	604,195
Herc Holdings Inc., 5.50%, 07/15/27(a)	1,261	1,251,133
Korn Ferry, 4.63%, 12/15/27(a)	420	409,354
Matthews International Corp., 8.63%, 10/01/27(a)(b)	315	324,589
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	1,059	995,940
Service Corp. International/U.S., 4.63%, 12/15/27	578	565,960
Sotheby's, 7.38%, 10/15/27(a)	817	793,425
United Rentals North America Inc.
3.88%, 11/15/27	788	758,580
5.50%, 05/15/27	536	535,100
		10,357,951
Computers — 0.6%
Seagate HDD Cayman, 4.88%, 06/01/27	531	524,329
Unisys Corp., 6.88%, 11/01/27(a)(b)	518	506,961
		1,031,290
Distribution & Wholesale — 0.4%
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	694	698,059
Diversified Financial Services — 3.9%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	530	547,383
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(a)(b)	442	444,775
GGAM Finance Ltd., 8.00%, 02/15/27(a)	736	760,448
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	1,174	1,212,997
LD Holdings Group LLC, 8.75%, 11/01/27(a)	364	348,487
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27(a)	631	628,557
Navient Corp., 5.00%, 03/15/27(b)	744	731,725
OneMain Finance Corp., 3.50%, 01/15/27	810	772,958
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	371	382,852
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	445	438,610
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	526	517,225
		6,786,017
Electric — 1.9%
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)(b)	588	564,464
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	1,371	1,353,758
5.63%, 02/15/27(a)	1,386	1,382,342
		3,300,564
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27(a)	315	303,965
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27	1,067	1,060,472
17
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment — 4.6%
Affinity Interactive, 6.88%, 12/15/27(a)	$583	$477,966
Caesars Entertainment Inc., 8.13%, 07/01/27(a)(b)	574	585,580
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27(b)	526	521,104
Churchill Downs Inc., 5.50%, 04/01/27(a)	631	627,005
International Game Technology PLC, 6.25%, 01/15/27(a)	788	795,874
Live Nation Entertainment Inc.
4.75%, 10/15/27(a)(b)	1,019	991,099
6.50%, 05/15/27(a)	1,264	1,281,198
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(a)	528	598,624
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	438	413,412
Odeon Finco PLC, 12.75%, 11/01/27(a)	421	443,300
Penn Entertainment Inc., 5.63%, 01/15/27(a)	420	412,329
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)	526	522,547
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	364	355,871
		8,025,909
Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27(a)	573	564,510
Enviri Corp., 5.75%, 07/31/27(a)(b)	500	481,677
		1,046,187
Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	1,185	1,161,613
B&G Foods Inc., 5.25%, 09/15/27(b)	579	561,721
Performance Food Group Inc., 5.50%, 10/15/27(a)	1,132	1,123,459
		2,846,793
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	547	527,418
Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27	526	516,670
Health Care - Services — 4.7%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27(a)	526	522,544
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)	1,970	1,920,722
8.00%, 12/15/27(a)(b)	752	750,120
IQVIA Inc., 5.00%, 05/15/27(a)	1,155	1,140,502
LifePoint Health Inc., 4.38%, 02/15/27(a)	631	612,328
Tenet Healthcare Corp.
5.13%, 11/01/27	1,601	1,588,071
6.25%, 02/01/27	1,606	1,606,915
		8,141,202
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	1,561	1,454,310
Home Builders — 1.9%
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	377	373,904
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)(b)	631	626,275
Century Communities Inc., 6.75%, 06/01/27	526	529,169
KB Home, 6.88%, 06/15/27(b)	320	330,342
Mattamy Group Corp., 5.25%, 12/15/27(a)	526	518,469
Taylor Morrison Communities Inc., 5.88%, 06/15/27(a)	526	528,913
Security	Par (000)	Value
Home Builders (continued)
Tri Pointe Homes Inc., 5.25%, 06/01/27	$315	$311,189
		3,218,261
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27(b)	525	531,418
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	805	763,612
6.75%, 10/15/27(a)	1,429	1,423,674
		2,187,286
Internet — 3.6%
Cablevision Lightpath LLC, 3.88%, 09/15/27(a)	479	454,858
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	316	317,582
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	473	478,236
Gen Digital Inc., 6.75%, 09/30/27(a)	962	978,255
Getty Images Inc., 9.75%, 03/01/27(a)	316	314,945
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	631	623,258
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	534	497,328
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	480	468,445
Rakuten Group Inc., 11.25%, 02/15/27(a)(b)	1,930	2,097,150
		6,230,057
Iron & Steel — 1.4%
ATI Inc., 5.88%, 12/01/27	370	367,990
Cleveland-Cliffs Inc., 5.88%, 06/01/27(b)	583	582,193
Mineral Resources Ltd.
8.00%, 11/01/27(a)	665	681,272
8.13%, 05/01/27(a)	736	740,959
		2,372,414
Leisure Time — 4.7%
Carnival Corp., 5.75%, 03/01/27(a)	2,924	2,932,286
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	378	379,636
NCL Corp. Ltd., 5.88%, 02/15/27(a)	1,054	1,052,889
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27(a)	1,069	1,066,878
7.50%, 10/15/27	320	339,143
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	964	930,482
11.25%, 12/15/27(a)(b)	593	610,094
Viking Cruises Ltd., 5.88%, 09/15/27(a)	867	861,651
		8,173,059
Lodging — 3.7%
Boyd Gaming Corp., 4.75%, 12/01/27	1,066	1,045,929
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	631	624,563
Melco Resorts Finance Ltd., 5.63%, 07/17/27(d)	652	631,942
MGM China Holdings Ltd., 4.75%, 02/01/27(a)(b)	805	778,840
MGM Resorts International, 5.50%, 04/15/27(b)	717	715,375
Studio City Co. Ltd., 7.00%, 02/15/27(a)	374	375,219
Travel & Leisure Co., 6.00%, 04/01/27	428	431,792
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	959	951,989
Wynn Macau Ltd., 5.50%, 10/01/27(a)(b)	805	780,383
		6,336,032
Machinery — 0.9%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	1,666	1,639,757
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27(a)	$420	$417,189
Media — 11.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	3,482	3,410,860
CSC Holdings LLC, 5.50%, 04/15/27(a)	1,400	1,246,004
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	3,955	3,808,670
DISH Network Corp., 11.75%, 11/15/27(a)	3,729	3,925,686
Gray Television Inc., 7.00%, 05/15/27(a)(b)	713	694,525
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,253	1,174,547
Nexstar Media Inc., 5.63%, 07/15/27(a)	1,832	1,800,493
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	455	401,251
Sinclair Television Group Inc., 5.13%, 02/15/27(a)(b)	297	262,843
Sirius XM Radio Inc., 5.00%, 08/01/27(a)	1,601	1,569,564
Univision Communications Inc., 6.63%, 06/01/27(a)	1,601	1,590,841
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)(b)	666	664,790
		20,550,074
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	368	361,584
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	366	356,427
		718,011
Mining — 1.4%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(a)(b)	788	784,159
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	526	518,679
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	630	614,268
New Gold Inc., 7.50%, 07/15/27(a)	430	436,841
		2,353,947
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27(a)	407	402,772
Oil & Gas — 3.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	366	434,475
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27(a)(b)	347	348,266
EnQuest PLC, 11.63%, 11/01/27(a)	492	495,655
Nabors Industries Inc., 7.38%, 05/15/27(a)	759	760,241
Parkland Corp., 5.88%, 07/15/27(a)	526	520,629
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	578	593,997
SM Energy Co., 6.63%, 01/15/27	446	445,601
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	631	631,390
Transocean Inc., 8.00%, 02/01/27(a)(b)	710	708,175
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	347	347,287
Viper Energy Inc., 5.38%, 11/01/27(a)	452	446,765
		5,732,481
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	315	315,833
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	598	621,555
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27(b)	788	790,838
Viridien, 8.75%, 04/01/27(a)(b)	531	512,301
		2,240,527
Security	Par (000)	Value
Packaging & Containers — 5.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(a)	$632	$630,428
Berry Global Inc., 5.63%, 07/15/27(a)	526	525,166
Graphic Packaging International LLC, 4.75%, 07/15/27(a)	315	309,047
LABL Inc., 10.50%, 07/15/27(a)(b)	742	734,743
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	2,894	2,973,452
9.25%, 04/15/27(a)(b)	1,436	1,468,729
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)	643	640,143
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	1,064	1,016,551
Sealed Air Corp., 4.00%, 12/01/27(a)	454	434,728
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)(b)	732	730,959
		9,463,946
Pharmaceuticals — 0.8%
Bausch Health Companies Inc.
5.75%, 08/15/27(a)	535	444,051
6.13%, 02/01/27(a)	1,070	969,555
		1,413,606
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	683	681,466
Buckeye Partners LP, 4.13%, 12/01/27	420	401,796
EQM Midstream Partners LP
6.50%, 07/01/27(a)	963	985,051
7.50%, 06/01/27(a)	531	544,275
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	639	682,255
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27	1,050	1,068,796
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27(b)	420	420,959
NuStar Logistics LP, 5.63%, 04/28/27	580	575,164
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27(a)	452	448,460
		5,808,222
Real Estate Investment Trusts — 5.2%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)(b)	353	330,066
Brandywine Operating Partnership LP, 3.95%, 11/15/27	481	450,020
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	802	772,911
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	532	487,927
Hudson Pacific Properties LP, 3.95%, 11/01/27	428	384,145
Iron Mountain Inc., 4.88%, 09/15/27(a)	1,054	1,034,613
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	643	622,304
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	1,508	1,331,266
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	747	732,046
SBA Communications Corp., 3.88%, 02/15/27	1,597	1,545,769
Service Properties Trust
4.95%, 02/15/27	425	394,878
5.50%, 12/15/27	483	457,161
Starwood Property Trust Inc., 4.38%, 01/15/27(a)	534	515,040
		9,058,146
19
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 2.4%
Academy Ltd., 6.00%, 11/15/27(a)	$420	$418,775
Advance Auto Parts Inc., 1.75%, 10/01/27	374	333,240
Bath & Body Works Inc., 6.69%, 01/15/27	312	319,572
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(c)	428	417,435
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	788	780,717
Lithia Motors Inc., 4.63%, 12/15/27(a)(b)	420	407,432
Murphy Oil USA Inc., 5.63%, 05/01/27(b)	322	322,795
Nordstrom Inc., 4.00%, 03/15/27(b)	368	352,712
Patrick Industries Inc., 7.50%, 10/15/27(a)	300	300,039
QVC Inc., 6.88%, 04/15/29(a)	189	162,597
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	368	366,918
		4,182,232
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27(a)	552	553,548
Software — 1.5%
SS&C Technologies Inc., 5.50%, 09/30/27(a)	2,142	2,133,289
West Technology Group LLC, 8.50%, 04/10/27(a)	474	396,998
		2,530,287
Telecommunications — 3.0%
Altice Financing SA, 9.63%, 07/15/27(a)	395	383,675
Altice France SA, 8.13%, 02/01/27(a)	1,853	1,534,129
Frontier Communications Holdings LLC, 5.88%, 10/15/27(a)	1,230	1,227,387
ViaSat Inc., 5.63%, 04/15/27(a)(b)	643	601,170
Zayo Group Holdings Inc., 4.00%, 03/01/27(a)(b)	1,564	1,392,094
		5,138,455
Transportation — 0.2%
RXO Inc., 7.50%, 11/15/27(a)(b)	373	387,304
Total Long-Term Investments — 97.3% (Cost: $165,929,691)		168,662,987
Security	Shares	Value
Short-Term Securities
Money Market Funds — 14.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	20,982,410	$20,997,097
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	4,200,000	4,200,000
Total Short-Term Securities — 14.5% (Cost: $25,190,485)		25,197,097
Total Investments — 111.8% (Cost: $191,120,176)		193,860,084
Liabilities in Excess of Other Assets — (11.8)%		(20,409,574)
Net Assets — 100.0%		$173,450,510

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,082,698	$15,910,913 (a)	$—	$(1,227)	$4,713	$20,997,097	20,982,410	$66,013 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	3,710,000 (a)	—	—	—	4,200,000	4,200,000	56,213	—
				$(1,227)	$4,713	$25,197,097		$122,226	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2027 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$168,662,987	$—	$168,662,987
Short-Term Securities
Money Market Funds	25,197,097	—	—	25,197,097
	$25,197,097	$168,662,987	$—	$193,860,084
See notes to financial statements.
21
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.7%
Lamar Media Corp., 3.63%, 01/15/31	$50	$44,716
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	37	39,083
		83,799
Aerospace & Defense — 1.3%
Bombardier Inc., 7.25%, 07/01/31(a)(b)	67	69,268
TransDigm Inc., 7.13%, 12/01/31(a)	89	92,249
		161,517
Airlines — 1.4%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	169	175,472
Apparel — 1.3%
Crocs Inc., 4.13%, 08/15/31(a)(b)	30	26,275
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	50	53,671
Levi Strauss & Co., 3.50%, 03/01/31(a)	40	35,236
S&S Holdings LLC, 8.38%, 10/01/31(a)	53	53,147
		168,329
Auto Manufacturers — 1.1%
Allison Transmission Inc., 3.75%, 01/30/31(a)	89	78,839
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	55	57,729
		136,568
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)(b)	45	46,585
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	50	43,935
5.25%, 07/15/31	53	46,535
		137,055
Banks — 1.0%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	120	133,474
Building Materials — 2.6%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 07/15/31(a)	42	42,964
Knife River Corp., 7.75%, 05/01/31(a)	36	37,733
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	95	99,839
Standard Industries Inc./New York, 3.38%, 01/15/31(a)	95	82,490
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	70	72,775
		335,801
Chemicals — 2.3%
Ashland Inc., 3.38%, 09/01/31(a)	40	34,708
Avient Corp., 6.25%, 11/01/31(a)	58	58,280
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	45	47,097
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	50	48,771
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	70	71,822
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	30	30,967
		291,645
Commercial Services — 8.5%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	198	201,566
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(a)	45	45,981
Block Inc., 3.50%, 06/01/31(b)	89	78,995
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	195	205,618
GEO Group Inc. (The), 10.25%, 04/15/31	55	58,959
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	45	44,904
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(c)	102	180,050
Security	Par (000)	Value
Commercial Services (continued)
Service Corp. International/U.S., 4.00%, 05/15/31	$71	$64,037
TriNet Group Inc., 7.13%, 08/15/31(a)	40	40,941
United Rentals North America Inc., 3.88%, 02/15/31	95	86,213
Valvoline Inc., 3.63%, 06/15/31(a)	48	41,616
Williams Scotsman Inc., 7.38%, 10/01/31(a)	45	46,613
		1,095,493
Computers — 1.0%
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	65	67,595
Seagate HDD Cayman
4.13%, 01/15/31	20	17,988
8.50%, 07/15/31	42	45,255
		130,838
Cosmetics & Personal Care — 0.4%
Prestige Brands Inc., 3.75%, 04/01/31(a)(b)	51	45,621
Distribution & Wholesale — 0.6%
Ritchie Bros Holdings Inc., 7.75%, 03/15/31(a)	70	73,855
Diversified Financial Services — 6.7%
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	60	64,412
Coinbase Global Inc., 3.63%, 10/01/31(a)(b)	65	54,199
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	89	88,427
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(a)	64	65,173
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	118	122,316
Nationstar Mortgage Holdings Inc., 5.75%, 11/15/31(a)	55	52,666
Navient Corp., 11.50%, 03/15/31	44	49,407
OneMain Finance Corp.
7.13%, 11/15/31	65	65,698
7.50%, 05/15/31	67	68,509
PennyMac Financial Services Inc., 5.75%, 09/15/31(a)	44	42,086
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31(a)	105	93,454
StoneX Group Inc., 7.88%, 03/01/31(a)	49	51,577
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	42	43,194
		861,118
Electric — 3.6%
Calpine Corp.
3.75%, 03/01/31(a)	80	72,083
5.00%, 02/01/31(a)	72	67,950
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	80	71,493
NRG Energy Inc., 3.63%, 02/15/31(a)	92	81,482
Pike Corp., 8.63%, 01/31/31(a)	36	38,357
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	122	128,889
		460,254
Electronics — 0.7%
Atkore Inc., 4.25%, 06/01/31(a)	40	35,949
Sensata Technologies Inc., 3.75%, 02/15/31(a)	67	59,833
		95,782
Engineering & Construction — 0.4%
Artera Services LLC, 8.50%, 02/15/31(a)	53	52,532
Entertainment — 3.1%
Churchill Downs Inc., 6.75%, 05/01/31(a)(b)	55	55,982
Light & Wonder International Inc., 7.50%, 09/01/31(a)(b)	49	50,652
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	45	44,148
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	65	42,127
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/06/31(a)	40	33,906
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(b)	$71	$72,770
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	89	93,595
		393,180
Environmental Control — 1.0%
Clean Harbors Inc., 6.38%, 02/01/31(a)	42	42,249
GFL Environmental Inc., 6.75%, 01/15/31(a)	85	87,516
		129,765
Food — 2.0%
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	45	47,257
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	31	27,668
Post Holdings Inc., 4.50%, 09/15/31(a)	93	84,694
Safeway Inc., 7.25%, 02/01/31	20	20,388
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)	76	75,742
		255,749
Forest Products & Paper — 0.2%
Glatfelter Corp., 7.25%, 11/15/31(a)	25	24,788
Gas — 0.2%
South Jersey Industries Inc., 5.02%, 04/15/31	25	20,632
Health Care - Products — 0.5%
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	67	68,544
Health Care - Services — 3.7%
Charles River Laboratories International Inc., 4.00%, 03/15/31(a)	42	37,575
CHS/Community Health Systems Inc., 4.75%, 02/15/31(a)	94	78,438
DaVita Inc., 3.75%, 02/15/31(a)	134	116,605
Encompass Health Corp., 4.63%, 04/01/31	40	37,647
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	60	61,144
Tenet Healthcare Corp.
6.75%, 05/15/31	114	116,539
6.88%, 11/15/31	30	32,160
		480,108
Holding Companies - Diversified — 0.8%
Stena International SA
7.25%, 01/15/31(a)	65	67,595
7.63%, 02/15/31(a)	40	41,792
		109,387
Home Builders — 0.5%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)	27	27,784
KB Home, 4.00%, 06/15/31	40	36,009
		63,793
Home Furnishings — 0.5%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)	71	61,815
Household Products & Wares — 0.6%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	36	32,229
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)	49	48,483
		80,712
Housewares — 0.3%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	40	35,774
Insurance — 5.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)	89	88,302
7.00%, 01/15/31(a)	122	122,898
Security	Par (000)	Value
Insurance (continued)
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	$80	$82,044
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	53	54,188
Constellation Insurance Inc., 6.63%, 05/01/31(a)	20	19,595
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	85	86,756
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	253	258,407
		712,190
Internet — 0.3%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)(b)	42	36,788
Iron & Steel — 0.6%
ATI Inc., 5.13%, 10/01/31	30	28,265
Cleveland-Cliffs Inc., 4.88%, 03/01/31(a)(b)	25	23,058
Commercial Metals Co., 3.88%, 02/15/31	27	24,210
		75,533
Leisure Time — 2.2%
Amer Sports Co., 6.75%, 02/16/31(a)(b)	70	71,097
Life Time Inc., 6.00%, 11/15/31(a)	10	9,951
Royal Caribbean Cruises Ltd., 5.63%, 09/30/31(a)	133	132,568
Viking Cruises Ltd., 9.13%, 07/15/31(a)	62	66,988
		280,604
Lodging — 2.2%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	80	74,655
Hilton Domestic Operating Co. Inc., 4.00%, 05/01/31(a)	98	89,303
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	44	39,317
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	45	45,733
Station Casinos LLC, 4.63%, 12/01/31(a)	40	36,344
		285,352
Machinery — 0.6%
Chart Industries Inc., 9.50%, 01/01/31(a)	45	48,315
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	25	25,404
		73,719
Manufacturing — 0.2%
Hillenbrand Inc., 3.75%, 03/01/31(b)	31	27,126
Media — 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	258	223,896
7.38%, 03/01/31(a)(b)	93	94,557
CSC Holdings LLC
3.38%, 02/15/31(a)	90	64,564
4.50%, 11/15/31(a)	130	95,436
McGraw-Hill Education Inc., 7.38%, 09/01/31(a)	55	56,368
Sirius XM Radio Inc., 3.88%, 09/01/31(a)(b)	134	115,274
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	95	86,940
Univision Communications Inc., 8.50%, 07/31/31(a)	44	43,245
		780,280
Mining — 2.6%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	65	67,792
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	44	49,006
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(a)	127	115,547
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)	50	44,600
Novelis Corp., 3.88%, 08/15/31(a)	65	57,125
		334,070
23
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 5.3%
Civitas Resources Inc., 8.75%, 07/01/31(a)	$120	$125,726
CNX Resources Corp., 7.38%, 01/15/31(a)(b)	45	46,302
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	44	45,221
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	50	47,296
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)(b)	67	65,713
Nabors Industries Inc., 8.88%, 08/15/31(a)(b)	49	46,427
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	45	46,566
Permian Resources Operating LLC, 9.88%, 07/15/31(a)	42	46,383
Talos Production Inc., 9.38%, 02/01/31(a)	55	56,631
Transocean Inc.
7.50%, 04/15/31(b)	35	32,587
8.50%, 05/15/31(a)	80	80,591
Viper Energy Inc., 7.38%, 11/01/31(a)	34	35,369
		674,812
Oil & Gas Services — 0.2%
Star Holding LLC, 8.75%, 08/01/31(a)	31	29,478
Packaging & Containers — 1.9%
Ball Corp., 3.13%, 09/15/31	75	64,845
LABL Inc., 8.63%, 10/01/31(a)	80	77,108
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)	61	60,078
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	40	41,520
		243,551
Pharmaceuticals — 1.9%
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	90	96,254
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	160	145,889
		242,143
Pipelines — 4.8%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	120	114,149
DT Midstream Inc., 4.38%, 06/15/31(a)	85	78,217
EQM Midstream Partners LP, 4.75%, 01/15/31(a)	98	93,110
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	40	37,111
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	105	95,592
Venture Global LNG Inc., 8.38%, 06/01/31(a)	190	197,209
		615,388
Real Estate — 1.0%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	33	35,542
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	55	49,282
Kennedy-Wilson Inc., 5.00%, 03/01/31(b)	53	46,790
		131,614
Real Estate Investment Trusts — 2.9%
Diversified Healthcare Trust, 4.38%, 03/01/31	44	35,582
Iron Mountain Inc., 4.50%, 02/15/31(a)	95	88,228
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(a)	42	43,623
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	116	82,088
Service Properties Trust, 8.63%, 11/15/31(a)	90	95,026
Vornado Realty LP, 3.40%, 06/01/31	30	25,550
		370,097
Security	Par (000)	Value
Retail — 5.1%
Carvana Co., 14.00%, 06/01/31, (14.00% PIK)(a)(c)	$167	$199,681
Gap Inc. (The), 3.88%, 10/01/31(a)(b)	67	57,583
Kohl's Corp., 4.63%, 05/01/31	44	36,398
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	72	75,290
Lithia Motors Inc., 4.38%, 01/15/31(a)(b)	49	44,836
Murphy Oil USA Inc., 3.75%, 02/15/31(a)	41	36,391
Nordstrom Inc., 4.25%, 08/01/31	40	35,248
Sonic Automotive Inc., 4.88%, 11/15/31(a)(b)	40	35,911
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	55	50,489
Yum! Brands Inc., 3.63%, 03/15/31	93	84,237
		656,064
Software — 2.3%
Open Text Holdings Inc., 4.13%, 12/01/31(a)(b)	55	49,425
Twilio Inc., 3.88%, 03/15/31(b)	40	36,103
UKG Inc., 6.88%, 02/01/31(a)	211	216,189
		301,717
Telecommunications — 3.5%
Frontier Communications Holdings LLC, 8.63%, 03/15/31(a)	65	69,794
Iliad Holding SASU, 8.50%, 04/15/31(a)	80	85,550
Level 3 Financing Inc., 4.00%, 04/15/31(a)	40	30,262
Viasat Inc., 7.50%, 05/30/31(a)	65	42,681
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	125	107,513
4.75%, 07/15/31(a)	125	108,252
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	10	10,124
		454,176
Transportation — 0.8%
GN Bondco LLC, 9.50%, 10/15/31(a)(b)	64	67,979
XPO Inc., 7.13%, 06/01/31(a)	40	41,378
		109,357
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(a)	60	61,744
Total Long-Term Investments — 98.7% (Cost: $12,539,489)		12,659,203
	Shares
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	1,186,322	1,187,152
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	20,000	20,000
Total Short-Term Securities — 9.4% (Cost: $1,207,065)		1,207,152
Total Investments — 108.1% (Cost: $13,746,554)		13,866,355
Liabilities in Excess of Other Assets — (8.1)%		(1,042,289)
Net Assets — 100.0%		$12,824,066
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® 2031 Term High Yield and Income ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/22/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,187,128 (b)	$—	$(63)	$87	$1,187,152	1,186,322	$1,498 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,000 (b)	—	—	—	20,000	20,000	702	—
				$(63)	$87	$1,207,152		$2,200	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$12,659,203	$—	$12,659,203
Short-Term Securities
Money Market Funds	1,207,152	—	—	1,207,152
	$1,207,152	$12,659,203	$—	$13,866,355
See notes to financial statements.
25
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2024

	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$118,044,798	$584,803,324	$534,488,750	$168,662,987
Investments, at value—affiliated(c)	226,586,126	59,584,512	54,100,381	25,197,097
Cash	23,828	9,899	11,347	376,447
Foreign currency, at value(d)	459	821	64	—
Receivables:
Investments sold	—	—	4,164,143	348,717
Securities lending income—affiliated	3,548	7,004	21,365	10,310
Capital shares sold	—	—	317,829	380
Dividends—affiliated	776,231	81,842	82,352	9,511
Interest—unaffiliated	2,054,081	8,157,593	8,042,174	2,869,706
Total assets	347,489,071	652,644,995	601,228,405	197,475,155
LIABILITIES
Collateral on securities loaned, at value	8,745,430	44,248,202	45,424,801	20,992,763
Payables:
Investments purchased	—	6,604,515	220,291	2,982,343
Capital shares redeemed	1,625,474	—	—	—
Investment advisory fees	89,154	172,376	153,337	49,539
Due to custodian	303,442	—	—	—
Total liabilities	10,763,500	51,025,093	45,798,429	24,024,645
Commitments and contingent liabilities
NET ASSETS	$336,725,571	$601,619,902	$555,429,976	$173,450,510
NET ASSETS CONSIST OF
Paid-in capital	$333,702,948	$598,914,223	$548,302,821	$171,514,051
Accumulated earnings	3,022,623	2,705,679	7,127,155	1,936,459
NET ASSETS	$336,725,571	$601,619,902	$555,429,976	$173,450,510
NET ASSET VALUE
Shares outstanding	14,450,000	25,900,000	23,900,000	7,750,000
Net asset value	$23.30	$23.23	$23.24	$22.38
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$118,493,958	$582,352,830	$530,548,956	$165,929,691
(b) Securities loaned, at value	$8,395,931	$42,788,026	$43,671,279	$20,219,657
(c) Investments, at cost—affiliated	$226,577,882	$59,569,117	$54,087,869	$25,190,485
(d) Foreign currency, at cost	$458	$823	$63	$—
See notes to financial statements.
Statements of Assets and Liabilities
26

Statements of Assets and Liabilities (continued)
October 31, 2024

iShares iBonds 2031 Term High Yield and Income ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$12,659,203
Investments, at value—affiliated(c)	1,207,152
Cash	649
Receivables:
Investments sold	245,767
Securities lending income—affiliated	644
Dividends—affiliated	132
Interest—unaffiliated	213,555
Total assets	14,327,102
LIABILITIES
Collateral on securities loaned, at value	1,187,128
Payables:
Investments purchased	312,088
Investment advisory fees	3,820
Total liabilities	1,503,036
Commitments and contingent liabilities
NET ASSETS	$12,824,066
NET ASSETS CONSIST OF
Paid-in capital	$12,627,366
Accumulated earnings	196,700
NET ASSETS	$12,824,066
NET ASSET VALUE
Shares outstanding	500,000
Net asset value	$25.65
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$12,539,489
(b) Securities loaned, at value	$1,141,776
(c) Investments, at cost—affiliated	$1,207,065
See notes to financial statements.
27
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2024

	iShares iBonds 2024 Term High Yield and Income ETF	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF
INVESTMENT INCOME
Dividends—affiliated	$3,038,486	$1,184,545	$515,493	$56,213
Interest—unaffiliated	25,786,792	34,308,840	27,739,562	8,243,857
Securities lending income—affiliated—net	187,016	225,443	264,918	66,013
Other income—unaffiliated	—	3,636	22,040	23,413
Total investment income	29,012,294	35,722,464	28,542,013	8,389,496
EXPENSES
Investment advisory	1,538,501	1,656,814	1,264,232	385,788
Litigation fees	11,447	—	1,916	—
Interest expense	—	—	60	—
Total expenses	1,549,948	1,656,814	1,266,208	385,788
Less:
Investment advisory fees waived	(52,776)	(20,338)	(8,912)	(964)
Total expenses after fees waived	1,497,172	1,636,476	1,257,296	384,824
Net investment income	27,515,122	34,085,988	27,284,717	8,004,672
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	2,447,211	355,664	1,884,756	(559,989)
Investments—affiliated	10,208	7,178	7,268	(1,227)
In-kind redemptions—unaffiliated(a)	255,292	331,137	1,766,800	—
	2,712,711	693,979	3,658,824	(561,216)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,064,822	7,010,181	7,400,816	4,709,318
Investments—affiliated	(3,256)	6,420	7,334	4,713
Foreign currency translations	13	—	1	—
	3,061,579	7,016,601	7,408,151	4,714,031
Net realized and unrealized gain	5,774,290	7,710,580	11,066,975	4,152,815
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,289,412	$41,796,568	$38,351,692	$12,157,487
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
28

Statements of Operations (continued)
Year Ended October 31, 2024

iShares iBonds 2031 Term High Yield and Income ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$702
Interest—unaffiliated	333,209
Securities lending income—affiliated—net	1,498
Total investment income	335,409
EXPENSES
Investment advisory	16,958
Total expenses	16,958
Less:
Investment advisory fees waived	(18)
Total expenses after fees waived	16,940
Net investment income	318,469
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	4,119
Investments—affiliated	(63)
4,056
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	119,714
Investments—affiliated	87
119,801
Net realized and unrealized gain	123,857
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$442,326
(a) For the period from May 22, 2024 (commencement of operations) to October 31, 2024.
See notes to financial statements.
29
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds 2024 Term High Yield and Income ETF		iShares iBonds 2025 Term High Yield and Income ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$27,515,122	$19,627,806	$34,085,988	$13,050,914
Net realized gain (loss)	2,712,711	1,565,315	693,979	(919,817)
Net change in unrealized appreciation (depreciation)	3,061,579	654,706	7,016,601	(1,078,800)
Net increase in net assets resulting from operations	33,289,412	21,847,827	41,796,568	11,052,297
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(28,349,239)	(17,855,421)	(32,984,201)	(11,849,520)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(75,846,246)	254,602,310	312,389,039	195,746,304
NET ASSETS
Total increase (decrease) in net assets	(70,906,073)	258,594,716	321,201,406	194,949,081
Beginning of year	407,631,644	149,036,928	280,418,496	85,469,415
End of year	$336,725,571	$407,631,644	$601,619,902	$280,418,496

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
30

Statements of Changes in Net Assets(continued)

	iShares iBonds 2026 Term High Yield and Income ETF		iShares iBonds 2027 Term High Yield and Income ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$27,284,717	$6,443,670	$8,004,672	$2,076,993
Net realized gain (loss)	3,658,824	(1,025,640)	(561,216)	(710,452)
Net change in unrealized appreciation (depreciation)	7,408,151	(1,106,424)	4,714,031	(459,570)
Net increase in net assets resulting from operations	38,351,692	4,311,606	12,157,487	906,971
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,191,336)	(5,729,403)	(7,374,328)	(1,896,130)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	397,787,233	110,266,175	115,877,478	38,871,572
NET ASSETS
Total increase in net assets	410,947,589	108,848,378	120,660,637	37,882,413
Beginning of year	144,482,387	35,634,009	52,789,873	14,907,460
End of year	$555,429,976	$144,482,387	$173,450,510	$52,789,873

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
31
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

iShares iBonds 2031 Term High Yield and Income ETF
Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$318,469
Net realized gain	4,056
Net change in unrealized appreciation (depreciation)	119,801
Net increase in net assets resulting from operations	442,326
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(245,626)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,627,366
NET ASSETS
Total increase in net assets	12,824,066
Beginning of period	—
End of period	$12,824,066

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
32

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds 2024 Term High Yield and Income ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$23.03	$22.58	$24.63	$23.38	$25.21
Net investment income(a)	1.45	1.65	1.09	1.08	1.33
Net realized and unrealized gain (loss)(b)	0.30	0.35	(2.12)	1.33	(1.79)
Net increase (decrease) from investment operations	1.75	2.00	(1.03)	2.41	(0.46)
Distributions from net investment income(c)	(1.48)	(1.55)	(1.02)	(1.16)	(1.37)
Net asset value, end of year	$23.30	$23.03	$22.58	$24.63	$23.38
Total Return(d)
Based on net asset value	7.86%	9.10%	(4.21)%	10.42%	(1.72)%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.34%	0.35%	0.35%	0.35%	0.35%
Net investment income	6.26%	7.17%	4.72%	4.39%	5.61%
Supplemental Data
Net assets, end of year (000)	$336,726	$407,632	$149,037	$51,727	$9,354
Portfolio turnover rate(f)	9%	41%	24%	44%	42%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
33
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$22.61	$22.49	$24.89	$24.07	$25.13
Net investment income(a)	1.67	1.69	1.26	1.14	1.37
Net realized and unrealized gain (loss)(b)	0.63	0.02	(2.43)	0.95	(0.99)
Net increase (decrease) from investment operations	2.30	1.71	(1.17)	2.09	0.38
Distributions from net investment income(c)	(1.68)	(1.59)	(1.23)	(1.27)	(1.44)
Net asset value, end of year	$23.23	$22.61	$22.49	$24.89	$24.07
Total Return(d)
Based on net asset value	10.44%	7.82%	(4.77)%	8.77%	1.71%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.20%	7.43%	5.37%	4.58%	5.73%
Supplemental Data
Net assets, end of year (000)	$601,620	$280,418	$85,469	$39,819	$16,847
Portfolio turnover rate(f)	80%	36%	20%	29%	42%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
34

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 11/10/20(a) to 10/31/21
Net asset value, beginning of period	$22.23	$22.27	$25.40	$25.00
Net investment income(b)	1.73	1.73	1.28	1.06
Net realized and unrealized gain (loss)(c)	0.97	(0.15)	(3.15)	0.37
Net increase (decrease) from investment operations	2.70	1.58	(1.87)	1.43
Distributions from net investment income(d)	(1.69)	(1.62)	(1.26)	(1.03)
Net asset value, end of period	$23.24	$22.23	$22.27	$25.40
Total Return(e)
Based on net asset value	12.58%	7.22%	(7.52)%	5.79%(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35%(h)
Total expenses after fees waived	0.35%	0.35%	0.35%	0.35%(h)
Net investment income	7.55%	7.68%	5.46%	4.26%(h)
Supplemental Data
Net assets, end of period (000)	$555,430	$144,482	$35,634	$20,321
Portfolio turnover rate(i)	53%	15%	15%	35%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
35
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 07/07/21(a) to 10/31/21
Net asset value, beginning of period	$21.12	$21.30	$24.85	$25.00
Net investment income(b)	1.60	1.51	1.01	0.25
Net realized and unrealized gain (loss)(c)	1.22	(0.26)	(3.36)	(0.21)
Net increase (decrease) from investment operations	2.82	1.25	(2.35)	0.04
Distributions from net investment income(d)	(1.56)	(1.43)	(1.20)	(0.19)
Net asset value, end of period	$22.38	$21.12	$21.30	$24.85
Total Return(e)
Based on net asset value	13.78%	5.94%	(9.71)%	0.15%(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35%(h)
Total expenses after fees waived	0.35%	0.35%	0.35%	0.35%(h)
Net investment income	7.26%	6.97%	4.41%	3.19%(h)
Supplemental Data
Net assets, end of period (000)	$173,451	$52,790	$14,907	$12,425
Portfolio turnover rate(i)	17%	14%	13%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares iBonds 2031 Term High Yield and Income ETF
Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.00
Net investment income(b)	0.74
Net realized and unrealized gain(c)	0.49
Net increase from investment operations	1.23
Distributions from net investment income(d)	(0.58)
Net asset value, end of period	$25.65
Total Return(e)
Based on net asset value	4.96%(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)
Total expenses after fees waived	0.35%(h)
Net investment income	6.57%(h)
Supplemental Data
Net assets, end of period (000)	$12,824
Portfolio turnover rate(i)	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds 2024 Term High Yield and Income	Diversified
iBonds 2025 Term High Yield and Income	Diversified
iBonds 2026 Term High Yield and Income	Diversified
iBonds 2027 Term High Yield and Income	Diversified(a)
iBonds 2031 Term High Yield and Income(b)	Non-diversified

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.
(b)	The Fund commenced operations on May 22, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
39
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2024 Term High Yield and Income
BNP Paribas SA	$390,757	$(390,757)	$—	$—
Goldman Sachs & Co. LLC	2,868,416	(2,868,416)	—	—
J.P. Morgan Securities LLC	4,459,516	(4,459,516)	—	—
Jefferies LLC	187,403	(187,403)	—	—
Morgan Stanley	489,839	(489,839)	—	—
	$8,395,931	$(8,395,931)	$—	$—
iBonds 2025 Term High Yield and Income
Barclays Capital, Inc.	$2,340,282	$(2,340,282)	$—	$—
BNP Paribas SA	2,319,678	(2,319,678)	—	—
BofA Securities, Inc.	2,995,716	(2,995,716)	—	—
Citigroup Global Markets, Inc.	159,735	(159,735)	—	—
Goldman Sachs & Co. LLC	5,861,914	(5,861,914)	—	—
J.P. Morgan Securities LLC	13,700,545	(13,700,545)	—	—
Morgan Stanley	5,054,184	(5,054,184)	—	—
Pershing LLC	3,255,944	(3,255,944)	—	—
RBC Capital Markets LLC	184,171	(184,171)	—	—
Scotia Capital (USA), Inc.	17,738	(17,738)	—	—
TD Securities (USA) LLC	2,456,193	(2,456,193)	—	—
Toronto-Dominion Bank	2,276,620	(2,276,620)	—	—
UBS Securities LLC	58,478	(58,478)	—	—
Wells Fargo Securities LLC	2,106,828	(2,106,828)	—	—
	$42,788,026	$(42,788,026)	$—	$—
Notes to Financial Statements
40

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$10,839,814	$(10,839,814)	$—	$—
Barclays Capital, Inc.	717,663	(717,663)	—	—
BMO Capital Markets Corp.	2,016	(2,016)	—	—
BNP Paribas SA	5,818,413	(5,818,413)	—	—
Citigroup Global Markets, Inc.	447,578	(447,578)	—	—
Goldman Sachs & Co. LLC	3,505,583	(3,505,583)	—	—
J.P. Morgan Securities LLC	9,405,872	(9,405,872)	—	—
Jefferies LLC	142,609	(142,609)	—	—
Morgan Stanley	8,309,229	(8,309,229)	—	—
Nomura Securities International, Inc.	505,112	(505,112)	—	—
Pershing LLC	1,560,067	(1,560,067)	—	—
RBC Capital Markets LLC	824,876	(824,876)	—	—
TD Securities (USA) LLC	1,438,772	(1,438,772)	—	—
UBS Securities LLC	153,675	(153,675)	—	—
	$43,671,279	$(43,671,279)	$—	$—
iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$4,569,567	$(4,569,567)	$—	$—
Barclays Capital, Inc.	236,447	(236,447)	—	—
BMO Capital Markets	200,133	(200,133)	—	—
BofA Securities, Inc.	1,179,445	(1,179,445)	—	—
J.P. Morgan Securities LLC	6,787,557	(6,787,557)	—	—
Jefferies LLC	1,259,705	(1,259,705)	—	—
Morgan Stanley	60,913	(60,913)	—	—
Nomura Securities International, Inc.	841,286	(841,286)	—	—
RBC Capital Markets LLC	1,019,681	(1,019,681)	—	—
Scotia Capital (USA), Inc.	644,083	(644,083)	—	—
TD Securities (USA) LLC	996,488	(996,488)	—	—
Toronto-Dominion Bank	244,345	(244,345)	—	—
UBS Securities LLC	889,485	(889,485)	—	—
Wells Fargo Securities LLC	1,290,522	(1,290,522)	—	—
	$20,219,657	$(20,219,657)	$—	$—
iBonds 2031 Term High Yield and Income
BofA Securities, Inc.	$111,808	$(111,808)	$—	$—
J.P. Morgan Securities LLC	653,223	(653,223)	—	—
Jefferies LLC	103,765	(103,765)	—	—
Morgan Stanley	34,298	(34,298)	—	—
RBC Capital Markets LLC	162,401	(162,401)	—	—
Wells Fargo Bank, National Association	21,213	(21,213)	—	—
Wells Fargo Securities LLC	55,068	(55,068)	—	—
	$1,141,776	$(1,141,776)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
41
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies ("acquired fund fees and expenses"). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund's investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds 2024 Term High Yield and Income	$52,776
iBonds 2025 Term High Yield and Income	20,338
iBonds 2026 Term High Yield and Income	8,912
iBonds 2027 Term High Yield and Income	964
iBonds 2031 Term High Yield and Income	18
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds 2024 Term High Yield and Income	$46,257
iBonds 2025 Term High Yield and Income	61,893
iBonds 2026 Term High Yield and Income	71,320
iBonds 2027 Term High Yield and Income	19,025
iBonds 2031 Term High Yield and Income	406
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds 2024 Term High Yield and Income	$14,933,169	$230,026,062
iBonds 2025 Term High Yield and Income	307,306,097	439,289,140
iBonds 2026 Term High Yield and Income	184,469,031	196,201,011
iBonds 2027 Term High Yield and Income	18,066,819	18,727,512
iBonds 2031 Term High Yield and Income	11,676,427	1,726,435
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2024 Term High Yield and Income	$98,967,510	$127,749,396
iBonds 2025 Term High Yield and Income	322,477,368	14,284,459
iBonds 2026 Term High Yield and Income	438,352,727	46,156,486
iBonds 2027 Term High Yield and Income	113,913,071	—
iBonds 2031 Term High Yield and Income	2,556,717	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds 2024 Term High Yield and Income	$218,341	$ (218,341)
iBonds 2025 Term High Yield and Income	331,137	(331,137)
iBonds 2026 Term High Yield and Income	1,794,532	(1,794,532)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
iBonds 2024 Term High Yield and Income
Ordinary income	$28,349,239	$17,855,421
iBonds 2025 Term High Yield and Income
Ordinary income	$32,984,201	$11,849,520
iBonds 2026 Term High Yield and Income
Ordinary income	$25,191,336	$5,729,403
43
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
iBonds 2027 Term High Yield and Income
Ordinary income	$7,374,328	$1,896,130

iShares ETF	Period Ended 10/31/24
iBonds 2031 Term High Yield and Income
Ordinary income	$245,626
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBonds 2024 Term High Yield and Income	$2,791,724	$779,125	$—	$(548,226)	$3,022,623
iBonds 2025 Term High Yield and Income	3,231,234	—	(2,756,177)	2,230,622	2,705,679
iBonds 2026 Term High Yield and Income	3,291,620	—	—	3,835,535	7,127,155
iBonds 2027 Term High Yield and Income	992,055	—	(1,623,633)	2,568,037	1,936,459
iBonds 2031 Term High Yield and Income	79,231	—	—	117,469	196,700

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
iBonds 2024 Term High Yield and Income	$305,795
iBonds 2026 Term High Yield and Income	1,589,017
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2024 Term High Yield and Income	$345,179,149	$21,615	$(569,840)	$(548,225)
iBonds 2025 Term High Yield and Income	642,157,212	2,571,939	(341,315)	2,230,624
iBonds 2026 Term High Yield and Income	584,753,597	5,251,774	(1,416,240)	3,835,534
iBonds 2027 Term High Yield and Income	191,292,047	2,831,918	(263,881)	2,568,037
iBonds 2031 Term High Yield and Income	13,748,886	167,932	(50,463)	117,469
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the
Notes to Financial Statements
44

Notes to Financial Statements  (continued)
risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
45
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2024 Term High Yield and Income
Shares sold	4,300,000	$99,528,310	11,500,000	$263,758,821
Shares redeemed	(7,550,000)	(175,374,556)	(400,000)	(9,156,511)
	(3,250,000)	$(75,846,246)	11,100,000	$254,602,310
iBonds 2025 Term High Yield and Income
Shares sold	14,150,000	$327,503,572	8,700,000	$198,039,859
Shares redeemed	(650,000)	(15,114,533)	(100,000)	(2,293,555)
	13,500,000	$312,389,039	8,600,000	$195,746,304
iBonds 2026 Term High Yield and Income
Shares sold	19,500,000	$445,911,722	4,900,000	$110,266,175
Shares redeemed	(2,100,000)	(48,124,489)	—	—
	17,400,000	$397,787,233	4,900,000	$110,266,175
iBonds 2027 Term High Yield and Income
Shares sold	5,250,000	$115,877,478	1,800,000	$38,871,572

	Period Ended 10/31/24(a)
iShares ETF	Shares	Amount
iBonds 2031 Term High Yield and Income
Shares sold	500,000	$12,627,366

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds 2024 Term High Yield and Income ETF ceased trading after the close of business on December 16, 2024, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on December 19, 2024.
Notes to Financial Statements
46

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
iShares iBonds 2024 Term High Yield and Income ETF(1)
iShares iBonds 2025 Term High Yield and Income ETF(1)
iShares iBonds 2026 Term High Yield and Income ETF(1)
iShares iBonds 2027 Term High Yield and Income ETF(1)
iShares iBonds 2031 Term High Yield and Income ETF(2)
(1) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2) Statement of operations and statement of changes in net assets for the period May 22, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
47
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
iBonds 2024 Term High Yield and Income	$436,063
iBonds 2025 Term High Yield and Income	184,207
iBonds 2026 Term High Yield and Income	77,549
iBonds 2027 Term High Yield and Income	8,187
iBonds 2031 Term High Yield and Income	117
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
iBonds 2024 Term High Yield and Income	$27,623,566
iBonds 2025 Term High Yield and Income	34,242,645
iBonds 2026 Term High Yield and Income	27,292,070
iBonds 2027 Term High Yield and Income	7,996,002
iBonds 2031 Term High Yield and Income	323,359
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
iBonds 2024 Term High Yield and Income	$20,186,237
iBonds 2025 Term High Yield and Income	27,520,599
iBonds 2026 Term High Yield and Income	22,785,511
iBonds 2027 Term High Yield and Income	6,610,910
iBonds 2031 Term High Yield and Income	281,370
Important Tax Information
48

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
49
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBonds 2024 Term High Yield and Income ETF, iShares iBonds 2025 Term High Yield and Income ETF, iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
50

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
51
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on March 4-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
Board Review and Approval of Investment Advisory Contract
52

Board Review and Approval of Investment Advisory Contract (continued)
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.  The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
53
2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
54

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October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds Oct 2034 Term TIPS ETF | IBIK | NYSE Arca

2

Schedule of Investments
October 31, 2024
iShares® iBonds® Oct 2034 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.4%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/34	$5,236	$5,137,010
1.88%, 07/15/34	3,712	3,685,317
		8,822,327
Total Investments — 99.4% (Cost: $8,876,013)		8,822,327
Other Assets Less Liabilities — 0.6%		49,880
Net Assets — 100.0%		$8,872,207

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/22/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$120	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$8,822,327	$—	$8,822,327
See notes to financial statements.
3
2024 iShares Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

iShares iBonds Oct 2034 Term TIPS ETF
ASSETS
Investments, at value—unaffiliated(a)	$8,822,327
Cash	2,686
Receivables:
Dividends—affiliated	16
Interest—unaffiliated	47,756
Total assets	8,872,785
LIABILITIES
Payables:
Investment advisory fees	578
Total liabilities	578
Commitments and contingent liabilities
NET ASSETS	$8,872,207
NET ASSETS CONSIST OF
Paid-in capital	$8,863,325
Accumulated earnings	8,882
NET ASSETS	$8,872,207
NET ASSET VALUE
Shares outstanding	350,000
Net asset value	$25.35
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$8,876,013
See notes to financial statements.
Statement of Assets and Liabilities
4

Statement of Operations
Year Ended October 31, 2024

iShares iBonds Oct 2034 Term TIPS ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$120
Interest—unaffiliated(b)	82,204
Total investment income	82,324
EXPENSES
Investment advisory	2,182
Total expenses	2,182
Less:
Investment advisory fees waived	(2)
Total expenses after fees waived	2,180
Net investment income	80,144
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	46,491
46,491
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(53,686)
(53,686)
Net realized and unrealized loss	(7,195)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,949
(a) For the period from May 22, 2024 (commencement of operations) to October 31, 2024.
(b) Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.
5
2024 iShares Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

iShares iBonds Oct 2034 Term TIPS ETF
Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$80,144
Net realized gain	46,491
Net change in unrealized appreciation (depreciation)	(53,686)
Net increase in net assets resulting from operations	72,949
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(64,067)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,863,325
NET ASSETS
Total increase in net assets	8,872,207
Beginning of period	—
End of period	$8,872,207

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statement of Changes in Net Assets
6

Financial Highlights
(For a share outstanding throughout the period)

iShares iBonds Oct 2034 Term TIPS ETF
Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.00
Net investment income(b)	0.42
Net realized and unrealized gain(c)	0.29
Net increase from investment operations	0.71
Distributions from net investment income(d)	(0.36)
Net asset value, end of period	$25.35
Total Return(e)
Based on net asset value	2.83%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)
Total expenses after fees waived	0.10%(h)
Net investment income	3.67%(h)
Supplemental Data
Net assets, end of period (000)	$8,872
Portfolio turnover rate(i)	50%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
7
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Oct 2034 Term TIPS(a)	Diversified

(a)	The Fund commenced operations on May 22, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Notes to Financial Statements
8

Notes to Financial Statements  (continued)
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through the termination date, in an amount equal to acquired fund fees and expenses, if any, attributable to the Fund’s investments in other funds advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
iBonds Oct 2034 Term TIPS	$2
9
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Oct 2034 Term TIPS	$4,823,691	$2,360,374
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Oct 2034 Term TIPS	$6,323,142	$—
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
iShares ETF	Period Ended 10/31/24
iBonds Oct 2034 Term TIPS
Ordinary income	$64,067
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Net Unrealized Gains (Losses)	Total
iBonds Oct 2034 Term TIPS	$62,568	$(53,686)	$8,882
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Oct 2034 Term TIPS	$8,876,013	$3,406	$(57,092)	$(53,686)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social
Notes to Financial Statements
10

Notes to Financial Statements  (continued)
instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 10/31/24(a)
iShares ETF	Shares	Amount
iBonds Oct 2034 Term TIPS
Shares sold	350,000	$8,863,325

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming
11
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
 iShares Trust and Shareholders of iShares iBonds Oct 2034 Term TIPS ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares iBonds Oct 2034 Term TIPS ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 22, 2024 (commencement of operations) through October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets and the financial highlights for the period May 22, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
13
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
iBonds Oct 2034 Term TIPS	$80,466
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
iBonds Oct 2034 Term TIPS	$126,635
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
iBonds Oct 2034 Term TIPS	$126,635
Important Tax Information
14

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
15
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBonds Oct 2034 Term TIPS ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement.  At a meeting held on March 4-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA.  The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.  The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.  In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group.  The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders.  The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.  The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements.  In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund.  The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates:  The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced.  The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale:  The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.   The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates:  The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other
Board Review and Approval of Investment Advisory Contract
16

Board Review and Approval of Investment Advisory Contract (continued)
Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.  The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates.  In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates:  Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced.  However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
17
2024 iShares Annual Financial Statements and Additional Information

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October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
• iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
• iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca
• iShares Convertible Bond ETF | ICVT | Cboe BZX Exchange
• iShares Floating Rate Bond ETF | FLOT | Cboe BZX Exchange
• iShares USD Green Bond ETF | BGRN | NASDAQ

2

Schedule of Investments
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	$190	$188,508
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26(a)	1,150	1,133,698
3.65%, 11/01/24	752	752,000
		2,074,206
Aerospace & Defense — 1.7%
Boeing Co. (The)
2.20%, 02/04/26	4,322	4,162,606
2.70%, 02/01/27	660	622,770
2.75%, 02/01/26	1,345	1,303,597
3.10%, 05/01/26(a)	495	478,830
3.20%, 03/01/29(a)	680	621,461
3.25%, 02/01/28	945	886,714
4.88%, 05/01/25	2,678	2,672,581
5.04%, 05/01/27	1,695	1,687,789
6.26%, 05/01/27(b)	630	644,622
6.30%, 05/01/29(b)	1,085	1,123,594
General Dynamics Corp.
1.15%, 06/01/26(a)	370	351,919
2.13%, 08/15/26	455	437,827
2.38%, 11/15/24	575	574,343
2.63%, 11/15/27	130	123,245
3.25%, 04/01/25	523	520,490
3.50%, 05/15/25(a)	703	698,837
3.50%, 04/01/27	650	636,070
3.75%, 05/15/28	865	843,750
HEICO Corp., 5.25%, 08/01/28	505	512,912
Howmet Aerospace Inc.
3.00%, 01/15/29(a)	500	464,938
5.90%, 02/01/27	590	604,142
L3Harris Technologies Inc.
3.83%, 04/27/25	409	407,033
3.85%, 12/15/26	470	463,243
4.40%, 06/15/28	1,370	1,353,230
5.05%, 06/01/29	755	760,696
5.40%, 01/15/27	985	1,001,120
Lockheed Martin Corp.
3.55%, 01/15/26	908	897,166
4.45%, 05/15/28	360	359,502
4.50%, 02/15/29	455	453,232
4.95%, 10/15/25(a)	480	482,095
5.10%, 11/15/27	675	687,076
Northrop Grumman Corp.
2.93%, 01/15/25	579	576,394
3.20%, 02/01/27	558	541,879
3.25%, 01/15/28(a)	1,605	1,535,699
4.60%, 02/01/29	375	373,061
RTX Corp.
2.65%, 11/01/26(a)	425	409,498
3.13%, 05/04/27	629	606,408
3.50%, 03/15/27	935	910,622
3.95%, 08/16/25	1,111	1,103,456
4.13%, 11/16/28	2,225	2,173,267
5.00%, 02/27/26	435	436,619
5.75%, 11/08/26	955	975,090
5.75%, 01/15/29	335	348,019
		36,827,442
Security	Par (000)	Value
Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25	$686	$677,211
2.63%, 09/16/26	489	470,966
4.40%, 02/14/26	945	940,043
4.80%, 02/14/29	1,490	1,478,872
6.20%, 11/01/28	390	408,073
Archer-Daniels-Midland Co., 2.50%, 08/11/26	925	892,046
BAT Capital Corp.
2.26%, 03/25/28	1,435	1,315,271
3.22%, 09/06/26	808	785,765
3.46%, 09/06/29	410	383,189
3.56%, 08/15/27	1,262	1,224,242
4.70%, 04/02/27	789	787,997
BAT International Finance PLC
1.67%, 03/25/26	1,189	1,138,199
4.45%, 03/16/28	900	888,305
5.93%, 02/02/29	710	735,872
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	547	533,438
3.25%, 08/15/26	600	585,928
3.75%, 09/25/27	190	185,819
4.20%, 09/17/29	450	438,072
Philip Morris International Inc.
0.88%, 05/01/26	593	561,022
1.50%, 05/01/25	625	614,466
2.75%, 02/25/26	637	621,633
3.13%, 08/17/27(a)	205	198,113
3.13%, 03/02/28	145	138,022
3.25%, 11/10/24	662	661,397
3.38%, 08/11/25(a)	583	578,031
3.38%, 08/15/29(a)	526	495,075
4.38%, 11/01/27	450	447,458
4.63%, 11/01/29	450	446,882
4.75%, 02/12/27	730	732,277
4.88%, 02/13/26	1,305	1,309,244
4.88%, 02/15/28	1,190	1,196,420
4.88%, 02/13/29	655	656,260
5.00%, 11/17/25	585	588,546
5.13%, 11/15/24	800	799,983
5.13%, 11/17/27	1,195	1,211,689
5.25%, 09/07/28	585	596,885
Reynolds American Inc., 4.45%, 06/12/25	1,632	1,627,387
		27,350,098
Airlines — 0.2%
Delta Air Lines Inc.
3.75%, 10/28/29	400	372,754
4.38%, 04/19/28(a)	335	327,414
7.38%, 01/15/26(a)	565	578,419
Southwest Airlines Co.
5.13%, 06/15/27	1,470	1,481,421
5.25%, 05/04/25	1,090	1,091,249
		3,851,257
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	735	707,312
2.40%, 03/27/25	828	820,995
2.75%, 03/27/27	792	762,920
Tapestry Inc.
7.00%, 11/27/26	700	716,708
7.05%, 11/27/25	405	410,582
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
7.35%, 11/27/28(a)	$645	$658,546
		4,077,063
Auto Manufacturers — 4.5%
American Honda Finance Corp.
1.00%, 09/10/25	638	618,974
1.20%, 07/08/25	634	620,036
1.30%, 09/09/26	677	639,760
1.50%, 01/13/25(a)	525	521,298
2.00%, 03/24/28	595	546,121
2.25%, 01/12/29	530	481,149
2.30%, 09/09/26	320	307,688
2.35%, 01/08/27	350	334,871
3.50%, 02/15/28	385	372,126
4.40%, 10/05/26	375	374,154
4.40%, 09/05/29	515	505,969
4.45%, 10/22/27	500	497,689
4.70%, 01/12/28(a)	330	331,337
4.75%, 01/12/26	265	265,484
4.90%, 03/12/27	435	438,014
4.90%, 07/09/27(a)	375	378,315
4.90%, 03/13/29	490	492,453
4.95%, 01/09/26	550	551,988
5.00%, 05/23/25	640	640,884
5.13%, 07/07/28	650	659,328
5.25%, 07/07/26	840	849,189
5.65%, 11/15/28(a)	615	635,938
Series A, 4.60%, 04/17/25(a)	640	639,414
Cummins Inc.
0.75%, 09/01/25(a)	484	468,837
4.90%, 02/20/29(a)	195	197,100
Ford Motor Co., 4.35%, 12/08/26(a)	1,220	1,199,258
Ford Motor Credit Co. LLC
2.30%, 02/10/25	275	272,528
2.70%, 08/10/26	840	801,456
2.90%, 02/16/28	620	569,817
2.90%, 02/10/29	625	558,158
3.38%, 11/13/25	740	725,935
3.82%, 11/02/27	580	553,715
4.06%, 11/01/24	1,195	1,195,000
4.13%, 08/04/25	1,305	1,293,425
4.13%, 08/17/27	950	918,072
4.27%, 01/09/27(a)	745	727,630
4.39%, 01/08/26	980	967,948
4.54%, 08/01/26	695	685,304
4.69%, 06/09/25	40	39,846
4.95%, 05/28/27	1,160	1,146,522
5.11%, 05/03/29	1,120	1,089,612
5.13%, 06/16/25	1,370	1,367,885
5.13%, 11/05/26	430	428,237
5.30%, 09/06/29	810	792,943
5.80%, 03/05/27	1,145	1,156,326
5.80%, 03/08/29	1,215	1,215,466
5.85%, 05/17/27	870	877,791
6.80%, 05/12/28	1,160	1,201,916
6.80%, 11/07/28	1,115	1,159,191
6.95%, 03/06/26	1,000	1,017,971
6.95%, 06/10/26	780	797,055
7.35%, 11/04/27	1,160	1,218,569
General Motors Co.
4.00%, 04/01/25	599	597,458
4.20%, 10/01/27	685	671,896
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 10/01/28	$20	$19,972
5.40%, 10/15/29	730	736,402
6.13%, 10/01/25	1,683	1,698,481
6.80%, 10/01/27	880	922,467
General Motors Financial Co. Inc.
1.25%, 01/08/26	1,291	1,237,270
1.50%, 06/10/26	1,015	961,986
2.35%, 02/26/27	905	855,341
2.40%, 04/10/28	965	884,279
2.40%, 10/15/28	905	818,627
2.70%, 08/20/27	845	796,798
2.75%, 06/20/25	1,118	1,101,576
2.90%, 02/26/25	645	640,180
3.50%, 11/07/24	716	715,759
3.80%, 04/07/25	995	990,513
4.00%, 01/15/25	715	713,304
4.00%, 10/06/26	680	669,996
4.30%, 07/13/25(a)	825	821,772
4.30%, 04/06/29	845	815,325
4.35%, 04/09/25	1,043	1,039,674
4.35%, 01/17/27	1,182	1,168,970
4.90%, 10/06/29(a)	750	739,180
5.00%, 04/09/27	1,170	1,171,594
5.25%, 03/01/26	1,220	1,223,608
5.35%, 07/15/27	545	550,926
5.40%, 04/06/26	870	876,848
5.40%, 05/08/27(a)	155	156,748
5.55%, 07/15/29(a)	990	1,002,164
5.65%, 01/17/29(a)	500	508,212
5.80%, 06/23/28	955	977,271
5.80%, 01/07/29	1,005	1,027,590
6.00%, 01/09/28	860	884,531
6.05%, 10/10/25	1,080	1,090,727
Honda Motor Co. Ltd.
2.27%, 03/10/25	890	881,442
2.53%, 03/10/27	760	726,937
PACCAR Financial Corp.
4.45%, 03/30/26	30	30,000
4.45%, 08/06/27	375	376,217
4.60%, 01/31/29(a)	460	460,588
5.00%, 05/13/27	320	325,139
Toyota Motor Corp.
1.34%, 03/25/26	911	872,551
2.76%, 07/02/29(a)	385	357,533
3.67%, 07/20/28(a)	500	488,887
5.12%, 07/13/28	465	474,259
5.28%, 07/13/26(a)	320	324,396
Toyota Motor Credit Corp.
0.80%, 10/16/25	784	757,035
0.80%, 01/09/26	704	674,098
1.13%, 06/18/26	1,020	967,731
1.15%, 08/13/27	90	82,324
1.45%, 01/13/25(a)	1,075	1,068,656
1.80%, 02/13/25	791	784,113
1.90%, 01/13/27	743	703,542
1.90%, 04/06/28	300	274,741
3.00%, 04/01/25	1,052	1,044,789
3.05%, 03/22/27	1,160	1,124,772
3.05%, 01/11/28	195	186,705
3.20%, 01/11/27	789	768,223
3.40%, 04/14/25	559	556,608
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.65%, 08/18/25	$760	$755,120
3.65%, 01/08/29(a)	405	391,124
3.95%, 06/30/25	1,125	1,119,875
4.35%, 10/08/27	510	508,125
4.45%, 05/18/26	1,070	1,070,390
4.45%, 06/29/29	620	614,523
4.55%, 08/07/26	270	270,504
4.55%, 09/20/27(a)	1,155	1,158,062
4.55%, 08/09/29	750	744,806
4.63%, 01/12/28	1,030	1,033,998
4.65%, 01/05/29	600	600,497
4.80%, 01/10/25	730	729,997
4.80%, 01/05/26(a)	390	391,513
5.00%, 08/14/26	545	550,083
5.05%, 05/16/29	730	740,042
5.20%, 05/15/26	325	328,433
5.25%, 09/11/28	585	597,348
5.40%, 11/10/25	795	802,522
5.40%, 11/20/26	700	712,798
5.45%, 11/10/27	395	405,835
5.60%, 09/11/25	380	383,497
Series B, 5.00%, 03/19/27	560	566,035
		94,219,550
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29	435	423,288
BorgWarner Inc.
2.65%, 07/01/27(a)	830	788,165
4.95%, 08/15/29(a)	320	318,655
Lear Corp., 3.80%, 09/15/27	460	446,685
Magna International Inc., 4.15%, 10/01/25(a)	638	635,254
		2,612,047
Banks — 32.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	543	538,450
5.09%, 12/08/25	285	286,604
5.38%, 07/03/25	415	417,274
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	500	492,776
4.75%, 01/18/27	960	965,128
4.90%, 07/16/27	770	778,437
5.00%, 03/18/26	780	785,415
5.67%, 10/03/25(a)	850	859,213
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25(a)	920	892,637
5.38%, 03/13/29	800	811,727
5.86%, 09/14/26, (1-year CMT + 2.300%)(c)	920	924,821
6.14%, 09/14/28, (1-year CMT + 2.700%)(c)	465	478,623
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	1,205	1,134,110
1.85%, 03/25/26	1,335	1,279,812
2.75%, 05/28/25	1,233	1,216,882
3.31%, 06/27/29	630	588,556
3.50%, 03/24/25	1,025	1,019,974
3.80%, 02/23/28	1,020	982,878
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)(c)	1,425	1,396,794
4.25%, 04/11/27	1,155	1,137,600
4.38%, 04/12/28	1,195	1,170,265
5.15%, 08/18/25	745	745,762
Security	Par (000)	Value
Banks (continued)
5.29%, 08/18/27	$1,605	$1,616,664
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	855	862,165
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	400	404,110
5.59%, 08/08/28	1,490	1,523,406
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	1,015	1,048,644
6.61%, 11/07/28	1,015	1,077,671
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(c)	1,900	1,832,070
1.32%, 06/19/26, (1-day SOFR + 1.150%)(c)	2,098	2,049,053
1.53%, 12/06/25, (1-day SOFR + 0.650%)(c)	1,095	1,090,641
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	4,058	3,848,650
2.02%, 02/13/26, (3-mo. CME Term SOFR + 0.902%)(a)(c)	1,050	1,040,418
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	1,845	1,672,780
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	1,675	1,593,321
3.25%, 10/21/27	1,610	1,552,686
3.37%, 01/23/26, (3-mo. CME Term SOFR + 1.072%)(a)(c)	1,370	1,363,473
3.38%, 04/02/26, (1-day SOFR + 1.330%)(c)	2,045	2,029,942
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	4,225	4,051,791
3.50%, 04/19/26	1,957	1,926,763
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(c)	2,210	2,170,178
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	1,512	1,464,756
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(c)	1,505	1,466,152
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	1,950	1,908,822
3.88%, 08/01/25	1,552	1,544,010
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	1,380	1,338,515
4.00%, 01/22/25	1,680	1,676,511
4.25%, 10/22/26	1,710	1,694,461
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	2,085	2,040,383
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	1,765	1,746,835
4.45%, 03/03/26	1,646	1,637,725
4.83%, 07/22/26, (1-day SOFR + 1.750%)(c)	1,405	1,403,042
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	2,253	2,261,407
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	1,895	1,899,492
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	2,465	2,486,965
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	1,970	2,030,654
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)(c)	1,095	1,118,167
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	1,365	1,419,507
Series L, 3.95%, 04/21/25	1,702	1,694,829
Series L, 4.18%, 11/25/27	1,835	1,799,610
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	2,085	1,995,889
Bank of America NA
5.53%, 08/18/26	1,590	1,615,888
5.65%, 08/18/25	2,084	2,101,428
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(c)	630	600,501
1.25%, 09/15/26	942	885,959
1.50%, 01/10/25	930	924,336
1.85%, 05/01/25(a)	1,005	990,411
2.65%, 03/08/27(a)	955	915,191
3.70%, 06/07/25(a)	830	824,847
5.20%, 12/12/24	615	615,129
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.20%, 02/01/28	$1,010	$1,026,065
5.27%, 12/11/26	660	668,602
5.30%, 06/05/26	585	591,320
5.37%, 06/04/27(a)	555	565,967
5.72%, 09/25/28	950	982,627
5.92%, 09/25/25(a)	695	702,781
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	545	544,083
Series H, 4.70%, 09/14/27	465	465,789
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	414	395,235
1.05%, 10/15/26	175	163,924
1.60%, 04/24/25	677	667,919
1.65%, 07/14/28	300	270,698
2.05%, 01/26/27(a)	430	408,311
2.45%, 08/17/26	455	440,012
2.80%, 05/04/26	435	424,687
3.00%, 10/30/28	510	477,744
3.25%, 05/16/27(a)	360	349,324
3.30%, 08/23/29	700	653,417
3.40%, 01/29/28	510	492,724
3.85%, 04/28/28	515	503,493
Series G, 3.00%, 02/24/25	372	370,380
Bank of Nova Scotia (The)
1.05%, 03/02/26	692	659,852
1.30%, 06/11/25	932	913,904
1.30%, 09/15/26	650	612,085
1.35%, 06/24/26	565	536,891
1.45%, 01/10/25	1,235	1,226,812
1.95%, 02/02/27	570	537,693
2.20%, 02/03/25	1,090	1,083,636
2.70%, 08/03/26	490	474,793
2.95%, 03/11/27	593	570,025
3.45%, 04/11/25	1,335	1,326,942
4.40%, 09/08/28, (1-day SOFR + 1.000%)(c)	800	790,774
4.50%, 12/16/25(a)	926	920,428
4.75%, 02/02/26	740	741,032
5.25%, 12/06/24	475	475,297
5.25%, 06/12/28	605	614,556
5.35%, 12/07/26	840	853,281
5.40%, 06/04/27	375	382,674
5.45%, 06/12/25(a)	885	888,367
5.45%, 08/01/29	605	620,413
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	1,640	1,554,351
2.85%, 05/07/26, (1-day SOFR + 2.714%)(c)	1,282	1,266,551
3.65%, 03/16/25	1,556	1,547,926
4.34%, 01/10/28(a)	1,030	1,010,418
4.38%, 01/12/26	1,866	1,854,298
4.84%, 05/09/28	1,681	1,657,740
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	610	607,477
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(c)	1,295	1,287,798
5.20%, 05/12/26	1,492	1,493,984
5.30%, 08/09/26, (1-year CMT + 2.300%)(c)	1,295	1,295,719
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	1,265	1,280,422
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	630	639,405
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	1,455	1,472,481
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	810	847,128
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	540	554,482
7.33%, 11/02/26, (1-year CMT + 3.050%)(c)	1,130	1,154,659
Security	Par (000)	Value
Banks (continued)
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	$1,000	$1,064,069
BPCE SA, 3.38%, 12/02/26	250	243,861
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	441	426,088
2.25%, 01/28/25	603	599,069
3.30%, 04/07/25	805	799,608
3.45%, 04/07/27	675	657,081
3.95%, 08/04/25	775	770,800
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)(c)	405	403,535
5.00%, 04/28/28	780	785,263
5.14%, 04/28/25	710	710,886
5.24%, 06/28/27	975	989,191
5.26%, 04/08/29	860	874,155
5.99%, 10/03/28(a)	540	563,778
Citibank NA
4.84%, 08/06/29	1,210	1,212,966
4.93%, 08/06/26	805	810,021
5.44%, 04/30/26	1,865	1,887,662
5.49%, 12/04/26	1,690	1,721,919
5.80%, 09/29/28	2,000	2,075,354
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	2,374	2,266,755
1.28%, 11/03/25, (1-day SOFR + 0.528%)(c)	1,200	1,199,675
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	2,290	2,170,990
2.01%, 01/25/26, (1-day SOFR + 0.694%)(c)	1,765	1,750,966
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	2,100	2,020,881
3.11%, 04/08/26, (1-day SOFR + 2.842%)(c)	2,598	2,575,226
3.20%, 10/21/26	2,675	2,599,835
3.29%, 03/17/26, (1-day SOFR + 1.528%)(c)	1,310	1,300,457
3.30%, 04/27/25	1,126	1,118,252
3.40%, 05/01/26	1,870	1,834,749
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	1,980	1,905,712
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	2,150	2,085,240
3.70%, 01/12/26	1,252	1,237,375
3.88%, 03/26/25	853	848,951
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	2,300	2,253,559
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)(c)	595	578,823
4.13%, 07/25/28	1,600	1,557,464
4.30%, 11/20/26	1,125	1,113,942
4.40%, 06/10/25	1,837	1,829,712
4.45%, 09/29/27(a)	2,939	2,901,133
4.60%, 03/09/26	1,435	1,430,586
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	1,450	1,444,744
5.50%, 09/13/25	1,536	1,545,624
5.61%, 09/29/26, (1-day SOFR + 1.546%)(c)	2,270	2,280,912
Citizens Bank NA
2.25%, 04/28/25	267	263,595
4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	325	321,103
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	255	250,867
Citizens Financial Group Inc., 2.85%, 07/27/26	218	210,138
Comerica Inc., 4.00%, 02/01/29(a)	315	299,300
Commonwealth Bank of Australia/New York
5.08%, 01/10/25	190	190,050
5.32%, 03/13/26	250	252,705
5.50%, 09/12/25	250	251,837
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
3.75%, 07/21/26	$676	$661,307
4.38%, 08/04/25	1,239	1,231,239
Cooperatieve Rabobank UA/New York
1.38%, 01/10/25	745	740,048
3.38%, 05/21/25	590	586,676
4.49%, 10/17/29	505	498,244
4.80%, 01/09/29	425	427,166
4.85%, 01/09/26	305	306,232
5.00%, 01/13/25	420	420,107
5.04%, 03/05/27	370	374,266
Deutsche Bank AG, 4.50%, 04/01/25	985	981,051
Deutsche Bank AG/New York
1.69%, 03/19/26	880	845,497
2.13%, 11/24/26, (1-day SOFR + 1.870%)(c)	1,265	1,224,950
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	1,145	1,082,301
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	805	760,855
3.96%, 11/26/25, (1-day SOFR + 2.581%)(c)	1,421	1,419,174
4.16%, 05/13/25	240	239,340
5.41%, 05/10/29	720	730,389
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	680	686,700
6.12%, 07/14/26, (1-day SOFR + 3.190%)(a)(c)	955	960,221
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	1,085	1,129,642
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	695	717,370
Discover Bank
3.45%, 07/27/26	275	267,965
4.65%, 09/13/28	825	810,605
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	480	451,909
2.38%, 01/28/25	239	237,599
2.55%, 05/05/27	315	299,311
3.95%, 03/14/28	443	430,437
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	910	949,313
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	695	719,918
Fifth Third Bank NA
2.25%, 02/01/27	250	237,246
3.85%, 03/15/26	220	216,370
3.95%, 07/28/25	200	198,874
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	945	950,914
5.41%, 05/21/27, (1-day SOFR +0.750%)(c)	1,405	1,418,231
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26, (1-day SOFR + 0.609%)(c)	660	651,812
1.09%, 12/09/26, (1-day SOFR + 0.789%)(c)	1,625	1,557,759
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	2,305	2,200,559
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	2,600	2,448,736
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	3,765	3,558,592
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	2,345	2,233,432
3.50%, 01/23/25	1,805	1,797,840
3.50%, 04/01/25	2,738	2,719,916
3.50%, 11/16/26	2,665	2,602,926
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	2,935	2,855,495
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	2,385	2,318,542
3.75%, 05/22/25	1,776	1,762,773
3.75%, 02/25/26	1,582	1,563,037
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	1,885	1,817,894
3.85%, 01/26/27	3,525	3,460,194
Security	Par (000)	Value
Banks (continued)
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	$2,045	$1,996,474
4.25%, 10/21/25	1,761	1,751,045
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	735	730,740
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	2,020	2,003,485
5.70%, 11/01/24	1,505	1,505,000
5.80%, 08/10/26, (1-day SOFR + 1.075%)(c)	1,685	1,695,546
5.95%, 01/15/27(a)	755	774,331
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	1,840	1,940,297
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(c)	305	289,798
1.65%, 04/18/26, (1-day SOFR + 1.538%)(c)	2,166	2,131,275
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	1,640	1,510,159
2.10%, 06/04/26, (1-day SOFR + 1.929%)(a)(c)	1,690	1,659,773
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	1,445	1,301,733
2.25%, 11/22/27, (1-day SOFR + 1.100%)(c)	700	663,918
2.63%, 11/07/25, (3-mo. CME Term SOFR + 1.402%)(c)	1,765	1,764,213
3.00%, 03/10/26, (1-day SOFR + 1.430%)(c)	785	778,664
3.90%, 05/25/26	130	128,256
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	2,515	2,463,738
4.18%, 12/09/25, (1-day SOFR + 1.510%)(c)	1,035	1,033,568
4.25%, 08/18/25	1,437	1,428,167
4.29%, 09/12/26, (3-mo. CME Term SOFR + 1.609%)(a)(c)	1,308	1,298,987
4.30%, 03/08/26	100	99,294
4.38%, 11/23/26	980	969,373
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	2,334	2,294,324
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	2,325	2,314,566
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	2,275	2,288,170
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	1,515	1,536,142
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	2,040	2,075,632
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	1,470	1,520,466
7.34%, 11/03/26, (1-day SOFR + 3.030%)(c)	1,570	1,606,906
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	1,205	1,283,664
HSBC USA Inc.
5.29%, 03/04/27	520	526,846
5.63%, 03/17/25(a)	915	917,549
Huntington Bancshares Inc./Ohio
4.00%, 05/15/25(a)	160	159,312
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)(c)	715	705,328
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	870	902,537
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	470	466,130
5.70%, 11/18/25, (1-day SOFR + 1.215%)(c)	430	430,004
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)(c)	420	401,583
3.87%, 03/28/26, (1-day SOFR + 1.640%)(c)	815	810,383
3.95%, 03/29/27	945	926,005
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	785	768,443
4.05%, 04/09/29(a)	780	754,618
4.55%, 10/02/28	990	977,683
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)(c)	655	669,253
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(c)	1,378	1,313,919
1.05%, 11/19/26, (1-day SOFR + 0.800%)(c)	2,365	2,272,441
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	2,520	2,369,538
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.56%, 12/10/25, (1-day SOFR + 0.605%)(c)	$1,715	$1,707,928
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	2,795	2,666,069
2.01%, 03/13/26, (3-mo. CME Term SOFR + 1.585%)(c)	1,872	1,850,735
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	1,270	1,154,093
2.08%, 04/22/26, (1-day SOFR + 1.850%)(c)	2,702	2,662,871
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	1,485	1,390,312
2.60%, 02/24/26, (1-day SOFR + 0.915%)(c)	1,220	1,210,468
2.95%, 10/01/26	1,755	1,703,964
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	1,660	1,593,340
3.13%, 01/23/25	1,814	1,808,510
3.20%, 06/15/26	1,685	1,650,161
3.30%, 04/01/26	2,360	2,316,527
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	1,873	1,800,261
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	2,225	2,159,630
3.63%, 12/01/27	1,220	1,179,301
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	2,395	2,343,417
3.90%, 07/15/25	2,075	2,066,023
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(c)	1,585	1,567,726
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	1,230	1,196,472
4.08%, 04/26/26, (1-day SOFR + 1.320%)(c)	2,352	2,340,342
4.13%, 12/15/26	1,220	1,206,614
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	1,935	1,891,579
4.25%, 10/01/27	685	678,490
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	2,485	2,457,885
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	920	912,925
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	2,835	2,836,824
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)(c)	490	492,291
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	1,025	1,029,969
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	1,960	1,988,478
5.55%, 12/15/25, (1-day SOFR + 1.070%)(c)	2,255	2,255,490
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	1,865	1,896,862
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	1,515	1,552,164
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	1,355	1,412,832
7.63%, 10/15/26(a)	340	359,265
8.00%, 04/29/27(a)	810	876,860
JPMorgan Chase Bank NA, 5.11%, 12/08/26	1,420	1,436,373
KeyBank NA, 4.70%, 01/26/26	290	288,842
KeyBank NA/Cleveland OH
3.30%, 06/01/25	455	449,969
3.40%, 05/20/26	250	242,698
4.15%, 08/08/25	790	785,343
5.85%, 11/15/27(a)	690	706,909
KeyCorp
2.25%, 04/06/27	460	432,086
2.55%, 10/01/29	525	466,930
4.10%, 04/30/28	500	485,106
4.15%, 10/29/25	240	238,435
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(c)	725	689,857
2.44%, 02/05/26, (1-year CMT + 1.000%)(a)(c)	506	502,174
3.51%, 03/18/26, (1-year CMT + 1.600%)(a)(c)	695	690,097
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(c)	1,440	1,385,304
3.75%, 01/11/27(a)	835	816,854
Security	Par (000)	Value
Banks (continued)
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	$640	$622,943
4.38%, 03/22/28	1,205	1,183,528
4.45%, 05/08/25(a)	1,180	1,177,382
4.50%, 11/04/24	717	716,920
4.55%, 08/16/28	1,040	1,027,384
4.58%, 12/10/25	1,078	1,070,058
4.65%, 03/24/26	1,092	1,084,212
4.72%, 08/11/26, (1-year CMT + 1.750%)(c)	880	876,737
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	855	865,046
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	980	1,005,464
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)(c)	740	753,419
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(c)	150	148,295
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	730	785,711
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	280	278,141
3.40%, 08/17/27	250	239,588
4.65%, 01/27/26	565	562,713
4.70%, 01/27/28	1,085	1,074,710
5.40%, 11/21/25	250	251,325
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	1,309	1,278,913
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	1,540	1,459,019
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	1,135	1,070,063
2.19%, 02/25/25	2,127	2,109,173
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	1,105	1,047,105
2.76%, 09/13/26	177	171,164
3.20%, 07/18/29	1,240	1,156,085
3.29%, 07/25/27(a)	865	838,530
3.68%, 02/22/27	365	358,138
3.74%, 03/07/29	1,135	1,095,307
3.78%, 03/02/25(a)	641	638,451
3.84%, 04/17/26, (1-year CMT + 1.125%)(c)	445	442,310
3.85%, 03/01/26	1,916	1,895,230
3.96%, 03/02/28	1,055	1,034,536
4.05%, 09/11/28(a)	855	838,678
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	795	781,824
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	1,040	1,047,208
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)(c)	505	512,568
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)(c)	1,030	1,047,579
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	580	591,081
5.54%, 04/17/26, (1-year CMT + 1.500%)(c)	380	380,733
5.72%, 02/20/26, (1-year CMT + 1.080%)(a)(c)	1,255	1,256,952
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	800	757,238
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(c)	577	546,436
2.23%, 05/25/26, (3-mo. CME Term SOFR + 1.092%)(a)(c)	530	521,557
2.65%, 05/22/26, (1-year CMT + 0.900%)(c)	230	226,694
2.84%, 09/13/26(a)	575	556,432
3.17%, 09/11/27	740	708,504
3.66%, 02/28/27	230	224,688
4.02%, 03/05/28	960	939,108
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	645	630,016
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	1,090	1,107,770
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	755	773,620
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	1,000	1,027,298
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(c)	2,225	2,131,740
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	$2,670	$2,525,746
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	3,220	3,068,428
2.19%, 04/28/26, (1-day SOFR + 1.990%)(c)	1,872	1,844,877
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	2,160	2,054,838
2.63%, 02/18/26, (1-day SOFR + 0.940%)(a)(c)	1,140	1,131,007
3.13%, 07/27/26	2,500	2,437,746
3.59%, 07/22/28(c)	2,655	2,571,923
3.63%, 01/20/27	2,630	2,580,330
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	2,505	2,423,632
3.88%, 01/27/26	2,595	2,570,202
3.95%, 04/23/27	1,512	1,484,352
4.00%, 07/23/25	2,274	2,264,059
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	2,345	2,314,884
4.35%, 09/08/26	2,255	2,239,140
4.68%, 07/17/26, (1-day SOFR + 1.669%)(a)(c)	1,520	1,515,350
5.00%, 11/24/25	2,015	2,018,369
5.05%, 01/28/27, (1-day SOFR + 1.295%)(c)	745	747,240
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	1,145	1,153,346
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	1,580	1,591,851
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	1,500	1,527,022
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	1,525	1,553,064
6.14%, 10/16/26, (1-day SOFR + 1.770%)(c)	430	434,738
6.25%, 08/09/26(a)	860	883,492
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	2,075	2,160,434
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	2,000	1,988,123
4.75%, 04/21/26	1,120	1,123,826
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	1,275	1,279,912
4.97%, 07/14/28, (1-day SOFR +0.930%)(c)	605	608,405
5.48%, 07/16/25	865	870,549
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	1,400	1,423,522
5.88%, 10/30/26	1,610	1,649,021
National Australia Bank Ltd./New York
2.50%, 07/12/26	545	527,959
3.38%, 01/14/26	445	439,292
3.50%, 06/09/25	510	507,216
3.91%, 06/09/27	795	785,265
4.75%, 12/10/25	575	576,405
4.79%, 01/10/29	640	645,982
4.90%, 06/13/28(a)	860	867,133
4.94%, 01/12/28	860	869,254
4.97%, 01/12/26	780	783,455
5.09%, 06/11/27	505	512,903
5.13%, 11/22/24	840	839,968
5.20%, 05/13/25	275	275,604
National Bank of Canada
4.50%, 10/10/29	490	479,403
5.25%, 01/17/25	250	250,366
5.60%, 07/02/27, (1-day SOFR +1.036%)(c)	250	252,870
5.60%, 12/18/28	720	739,767
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	915	868,660
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)(c)	525	502,521
4.80%, 04/05/26	1,048	1,047,420
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(c)	1,370	1,360,712
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	680	690,061
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	640	649,276
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	920	943,165
5.85%, 03/02/27, (1-year CMT + 1.350%)(c)	465	470,477
Security	Par (000)	Value
Banks (continued)
7.47%, 11/10/26, (1-year CMT + 2.850%)(c)	$1,090	$1,115,924
Northern Trust Corp.
3.15%, 05/03/29	420	396,153
3.65%, 08/03/28(a)	235	228,049
4.00%, 05/10/27	295	291,973
PNC Bank NA
2.70%, 10/22/29	530	474,467
2.95%, 02/23/25	380	377,490
3.10%, 10/25/27	755	723,959
3.25%, 06/01/25(a)	557	552,276
3.25%, 01/22/28(a)	515	491,057
3.88%, 04/10/25	370	368,599
4.05%, 07/26/28	1,040	1,013,505
4.20%, 11/01/25	250	248,772
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	275	258,777
2.20%, 11/01/24	418	418,000
2.60%, 07/23/26	525	507,559
3.15%, 05/19/27	365	351,928
3.45%, 04/23/29	1,160	1,101,198
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)(c)	1,185	1,182,859
5.10%, 07/23/27, (1-day SOFR +0.796%)(c)	965	971,359
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	580	586,378
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	820	832,241
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	1,915	1,955,882
5.81%, 06/12/26, (1-day SOFR + 1.322%)(c)	602	604,718
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(c)	720	745,411
Regions Financial Corp.
1.80%, 08/12/28	360	321,420
2.25%, 05/18/25	89	87,647
Royal Bank of Canada
0.88%, 01/20/26	894	855,620
1.15%, 06/10/25	1,086	1,063,865
1.15%, 07/14/26	752	712,208
1.20%, 04/27/26	1,267	1,206,363
1.40%, 11/02/26	690	649,371
1.60%, 01/21/25	600	595,567
2.05%, 01/21/27	349	331,096
2.25%, 11/01/24	1,179	1,179,000
3.38%, 04/14/25	940	935,426
3.63%, 05/04/27	880	861,010
4.24%, 08/03/27	980	971,517
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(c)	435	433,567
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	435	432,708
4.65%, 01/27/26	1,054	1,049,866
4.88%, 01/12/26	765	768,054
4.88%, 01/19/27	690	695,144
4.90%, 01/12/28	675	679,749
4.95%, 04/25/25	1,055	1,057,393
4.95%, 02/01/29	810	817,335
5.07%, 07/23/27, (1-day SOFR +0.790%)(c)	850	854,974
5.20%, 07/20/26	725	733,760
5.20%, 08/01/28	860	873,816
6.00%, 11/01/27	1,135	1,179,229
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	705	664,513
3.24%, 10/05/26	505	487,654
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 06/02/25	$658	$651,926
4.40%, 07/13/27	780	769,092
4.50%, 07/17/25	716	713,962
5.81%, 09/09/26, (1-day SOFR + 2.328%)(a)(c)	315	316,068
6.12%, 05/31/27, (1-day SOFR +1.232%)(c)	230	233,585
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	780	804,343
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	405	419,378
Santander U.K. Group Holdings PLC
1.53%, 08/21/26, (1-year CMT + 1.250%)(c)	417	404,448
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)(c)	560	530,243
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	1,088	1,025,498
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(c)	715	689,039
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	940	977,789
6.83%, 11/21/26, (1-day SOFR + 2.749%)(c)	595	604,581
State Street Corp.
3.30%, 12/16/24	468	466,969
3.55%, 08/18/25(a)	246	244,417
4.33%, 10/22/27	650	645,849
4.99%, 03/18/27	500	504,494
5.27%, 08/03/26	740	749,293
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	150	148,797
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	789	754,129
1.40%, 09/17/26	1,465	1,380,495
1.47%, 07/08/25	1,865	1,824,413
1.90%, 09/17/28	1,645	1,477,126
2.17%, 01/14/27	325	307,730
2.35%, 01/15/25	649	645,460
2.47%, 01/14/29	200	182,452
2.63%, 07/14/26(a)	1,680	1,625,498
2.72%, 09/27/29	55	49,843
3.01%, 10/19/26	1,130	1,095,598
3.04%, 07/16/29(a)	1,840	1,699,586
3.20%, 09/17/29(a)	515	475,463
3.35%, 10/18/27	495	476,988
3.36%, 07/12/27	1,285	1,247,243
3.45%, 01/11/27	930	906,104
3.54%, 01/17/28(a)	720	693,920
3.78%, 03/09/26	1,145	1,131,889
3.94%, 07/19/28(a)	510	496,667
4.31%, 10/16/28(a)	515	508,433
5.32%, 07/09/29(a)	680	693,639
5.46%, 01/13/26	1,230	1,240,389
5.52%, 01/13/28	1,515	1,548,281
5.72%, 09/14/28(a)	980	1,009,972
5.80%, 07/13/28	588	607,736
5.88%, 07/13/26	620	632,026
Synchrony Bank
5.40%, 08/22/25	400	400,257
5.63%, 08/23/27	260	261,899
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	755	730,444
0.75%, 01/06/26	904	862,660
1.15%, 06/12/25	761	744,324
1.20%, 06/03/26	900	851,590
1.25%, 12/13/24	335	333,753
1.25%, 09/10/26	1,010	950,093
1.45%, 01/10/25(a)	555	551,055
1.95%, 01/12/27(a)	480	453,919
2.80%, 03/10/27	820	785,575
Security	Par (000)	Value
Banks (continued)
3.77%, 06/06/25	$1,240	$1,234,515
4.11%, 06/08/27	1,115	1,098,936
4.69%, 09/15/27	1,240	1,237,561
4.98%, 04/05/27(a)	610	615,187
4.99%, 04/05/29	655	658,038
5.10%, 01/09/26	475	476,761
5.16%, 01/10/28	1,015	1,024,921
5.26%, 12/11/26	430	435,452
5.52%, 07/17/28	1,030	1,054,190
5.53%, 07/17/26	1,215	1,233,420
Truist Bank
1.50%, 03/10/25	1,100	1,086,990
2.15%, 12/06/24	942	939,302
3.30%, 05/15/26	450	439,340
3.63%, 09/16/25	890	881,096
3.80%, 10/30/26	490	479,459
4.05%, 11/03/25	373	370,041
4.63%, 09/17/29, (5-year CMT + 1.150%)(c)	515	500,142
Truist Financial Corp.
1.13%, 08/03/27	420	381,511
1.20%, 08/05/25(a)	735	715,694
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	938	894,484
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	710	638,345
3.70%, 06/05/25(a)	872	866,449
3.88%, 03/19/29	515	490,313
4.00%, 05/01/25	722	719,301
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	480	471,777
4.26%, 07/28/26, (1-day SOFR + 1.456%)(a)(c)	1,150	1,142,753
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	1,105	1,099,913
5.90%, 10/28/26, (1-day SOFR + 1.626%)(a)(c)	515	519,606
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	790	804,451
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	1,183	1,266,539
U.S. Bancorp
1.45%, 05/12/25(a)	950	933,886
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	835	789,858
3.00%, 07/30/29	780	715,638
3.10%, 04/27/26	535	522,130
3.90%, 04/26/28	750	727,348
3.95%, 11/17/25	380	377,393
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	1,255	1,246,890
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(c)	1,230	1,222,547
5.73%, 10/21/26, (1-day SOFR + 1.430%)(c)	950	957,428
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	1,335	1,372,530
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	600	619,560
Series V, 2.38%, 07/22/26	804	776,187
Series X, 3.15%, 04/27/27	1,020	987,878
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25(a)	476	472,819
2.80%, 01/27/25	623	620,287
UBS AG/London
1.25%, 06/01/26	685	650,257
5.65%, 09/11/28	1,190	1,225,136
5.80%, 09/11/25	560	566,815
UBS AG/Stamford CT
1.25%, 08/07/26	670	632,109
2.95%, 04/09/25	861	853,762
3.70%, 02/21/25	1,470	1,464,747
5.00%, 07/09/27	666	671,717
7.50%, 02/15/28	2,138	2,305,261
7.95%, 01/09/25	900	904,718
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG
3.75%, 03/26/25	$1,459	$1,452,778
4.55%, 04/17/26	1,170	1,164,835
Wells Fargo & Co.
2.16%, 02/11/26, (3-mo. CME Term SOFR + 1.012%)(a)(c)	2,246	2,225,610
2.19%, 04/30/26, (1-day SOFR + 2.000%)(c)	2,283	2,249,511
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	2,975	2,797,942
3.00%, 02/19/25	1,986	1,972,127
3.00%, 04/22/26	1,363	1,330,678
3.00%, 10/23/26	3,195	3,095,613
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(c)	2,375	2,316,060
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	3,345	3,245,319
3.55%, 09/29/25(a)	2,350	2,324,382
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	2,740	2,655,028
3.91%, 04/25/26, (1-day SOFR + 1.320%)(c)	2,090	2,077,224
4.10%, 06/03/26	2,477	2,450,604
4.15%, 01/24/29	1,890	1,847,280
4.30%, 07/22/27	2,215	2,186,699
4.54%, 08/15/26, (1-day SOFR + 1.560%)(c)	1,925	1,917,103
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	2,720	2,715,029
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	2,745	2,800,829
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	1,825	1,860,335
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	2,010	2,104,157
Wells Fargo Bank NA
4.81%, 01/15/26	1,025	1,027,600
5.25%, 12/11/26	1,810	1,836,118
5.45%, 08/07/26	2,700	2,739,827
5.55%, 08/01/25	1,560	1,569,060
Westpac Banking Corp.
1.02%, 11/18/24	630	628,726
1.15%, 06/03/26	953	905,434
1.95%, 11/20/28	1,010	912,488
2.35%, 02/19/25	651	646,155
2.70%, 08/19/26	450	436,520
2.85%, 05/13/26	815	795,274
3.35%, 03/08/27	550	536,288
3.40%, 01/25/28	810	783,751
3.74%, 08/26/25	285	283,538
4.04%, 08/26/27	605	598,046
5.05%, 04/16/29	695	707,987
5.20%, 04/16/26	695	702,420
5.46%, 11/18/27	885	908,801
5.51%, 11/17/25	740	747,967
5.54%, 11/17/28	1,005	1,043,732
		687,644,326
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	20	19,777
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	1,915	1,882,778
4.75%, 01/23/29	3,090	3,103,732
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	1,030	924,813
1.45%, 06/01/27	1,115	1,041,425
1.50%, 03/05/28	660	601,728
2.13%, 09/06/29(a)	705	634,687
2.90%, 05/25/27	420	406,305
3.38%, 03/25/27	780	764,188
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Consolidated Inc., 5.25%, 06/01/29(a)	$510	$518,448
Constellation Brands Inc.
3.15%, 08/01/29	530	491,747
3.50%, 05/09/27	485	471,155
3.60%, 02/15/28	690	664,943
3.70%, 12/06/26	504	493,963
4.35%, 05/09/27	495	490,488
4.40%, 11/15/25	509	506,514
4.65%, 11/15/28	340	337,399
5.00%, 02/02/26	480	479,275
Diageo Capital PLC
1.38%, 09/29/25	620	602,225
2.38%, 10/24/29	800	720,248
5.20%, 10/24/25	470	473,408
5.30%, 10/24/27	720	736,896
Keurig Dr Pepper Inc.
3.40%, 11/15/25(a)	457	451,157
3.95%, 04/15/29(a)	725	700,871
4.42%, 05/25/25	477	476,531
4.60%, 05/25/28	980	976,506
5.05%, 03/15/29	520	525,004
5.10%, 03/15/27	330	333,665
Molson Coors Beverage Co., 3.00%, 07/15/26	1,675	1,629,595
PepsiCo Inc.
2.25%, 03/19/25	689	682,850
2.38%, 10/06/26	630	607,957
2.63%, 03/19/27	425	408,394
2.63%, 07/29/29	745	685,814
2.75%, 04/30/25	406	402,803
2.85%, 02/24/26	590	578,341
3.00%, 10/15/27(a)	235	226,466
3.50%, 07/17/25(a)	778	772,988
3.60%, 02/18/28	640	624,546
4.45%, 05/15/28	560	562,624
4.50%, 07/17/29(a)	620	622,024
4.55%, 02/13/26	545	546,224
5.13%, 11/10/26	651	661,207
5.25%, 11/10/25	655	660,249
7.00%, 03/01/29	345	379,452
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	435	436,779
		30,318,189
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	975	873,729
1.90%, 02/21/25	581	575,598
2.20%, 02/21/27	1,382	1,311,657
2.60%, 08/19/26(a)	925	893,226
3.00%, 02/22/29	585	546,818
3.13%, 05/01/25	872	865,410
3.20%, 11/02/27	215	207,042
4.05%, 08/18/29	920	892,367
5.15%, 03/02/28	2,787	2,822,253
5.25%, 03/02/25	840	840,604
5.51%, 03/02/26	1,265	1,265,429
Baxalta Inc., 4.00%, 06/23/25(a)	868	863,601
Biogen Inc., 4.05%, 09/15/25	1,435	1,424,880
Gilead Sciences Inc.
1.20%, 10/01/27	600	546,749
2.95%, 03/01/27(a)	1,030	994,723
3.50%, 02/01/25(a)	1,387	1,381,604
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.65%, 03/01/26	$2,298	$2,268,652
Illumina Inc.
4.65%, 09/09/26	360	359,171
5.75%, 12/13/27	475	487,189
5.80%, 12/12/25	520	524,690
Royalty Pharma PLC
1.20%, 09/02/25	807	782,909
1.75%, 09/02/27(a)	850	783,537
5.15%, 09/02/29	365	367,521
		21,879,359
Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25	1,051	1,042,915
2.49%, 02/15/27	625	597,134
CRH SMW Finance DAC, 5.20%, 05/21/29	525	531,829
Fortune Brands Innovations Inc.
3.25%, 09/15/29	400	370,394
4.00%, 06/15/25	645	641,431
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	510	523,169
Martin Marietta Materials Inc., 3.50%, 12/15/27	265	256,231
Masco Corp., 1.50%, 02/15/28	407	366,345
Mohawk Industries Inc., 5.85%, 09/18/28(a)	475	489,823
Owens Corning, 5.50%, 06/15/27	5	5,096
Trane Technologies Financing Ltd.
3.55%, 11/01/24	569	569,000
3.80%, 03/21/29	510	492,641
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	455	441,706
		6,327,714
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25(a)	621	603,840
1.85%, 05/15/27	610	572,779
4.60%, 02/08/29	615	615,991
Albemarle Corp., 4.65%, 06/01/27	725	720,032
Celanese U.S. Holdings LLC
6.05%, 03/15/25	976	978,526
6.17%, 07/15/27	1,710	1,749,261
6.33%, 07/15/29	520	537,461
6.35%, 11/15/28	815	843,202
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	210	210,478
DuPont de Nemours Inc.
4.49%, 11/15/25(a)	1,630	1,625,432
4.73%, 11/15/28	1,605	1,605,154
Eastman Chemical Co.
4.50%, 12/01/28(a)	395	389,679
5.00%, 08/01/29(a)	180	180,482
Ecolab Inc.
1.65%, 02/01/27	600	564,045
2.70%, 11/01/26	615	594,305
3.25%, 12/01/27	75	72,312
5.25%, 01/15/28(a)	670	685,408
EIDP Inc.
1.70%, 07/15/25(a)	613	600,929
4.50%, 05/15/26	50	49,946
FMC Corp.
3.20%, 10/01/26(a)	255	246,758
3.45%, 10/01/29	335	307,567
5.15%, 05/18/26	535	536,185
Security	Par (000)	Value
Chemicals (continued)
Linde Inc./CT
3.20%, 01/30/26	$613	$603,970
4.70%, 12/05/25	695	695,745
LYB International Finance II BV, 3.50%, 03/02/27	225	218,517
Mosaic Co. (The), 4.05%, 11/15/27	135	132,341
Nutrien Ltd.
4.20%, 04/01/29	585	570,961
4.90%, 03/27/28	625	629,421
5.90%, 11/07/24	250	249,983
5.95%, 11/07/25	190	192,458
PPG Industries Inc.
1.20%, 03/15/26	747	711,353
3.75%, 03/15/28(a)	115	111,718
Rohm & Haas Co., 7.85%, 07/15/29	430	478,679
Sherwin-Williams Co. (The)
2.95%, 08/15/29	640	589,685
3.45%, 06/01/27	1,365	1,325,643
Westlake Corp., 3.60%, 08/15/26	780	763,510
		21,563,756
Commercial Services — 0.9%
Automatic Data Processing Inc.
1.70%, 05/15/28	790	721,448
3.38%, 09/15/25	806	799,008
Block Financial LLC, 2.50%, 07/15/28	395	360,933
Cintas Corp. No. 2, 3.70%, 04/01/27	360	353,621
Equifax Inc.
2.60%, 12/01/24	525	523,762
4.80%, 09/15/29	630	623,368
5.10%, 12/15/27	530	534,667
5.10%, 06/01/28	550	553,570
Global Payments Inc.
1.20%, 03/01/26	881	840,528
1.50%, 11/15/24	365	364,396
2.15%, 01/15/27	515	486,791
2.65%, 02/15/25(a)	392	389,100
3.20%, 08/15/29	910	836,409
4.80%, 04/01/26	631	629,807
4.95%, 08/15/27(a)	425	426,992
5.30%, 08/15/29	350	352,561
GXO Logistics Inc., 6.25%, 05/06/29	415	428,519
Moody's Corp.
3.25%, 01/15/28	400	385,605
3.75%, 03/24/25	592	589,800
PayPal Holdings Inc.
1.65%, 06/01/25	886	870,527
2.65%, 10/01/26	1,000	966,424
2.85%, 10/01/29(a)	1,150	1,056,783
3.90%, 06/01/27	395	389,893
Quanta Services Inc., 4.75%, 08/09/27	385	384,468
RELX Capital Inc., 4.00%, 03/18/29	600	583,729
S&P Global Inc.
2.45%, 03/01/27	980	934,651
2.70%, 03/01/29(a)	800	738,744
2.95%, 01/22/27(a)	395	382,202
4.25%, 05/01/29	735	721,795
4.75%, 08/01/28(a)	550	552,070
Verisk Analytics Inc.
4.00%, 06/15/25(a)	148	147,295
4.13%, 03/15/29	425	415,255
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 0.87%, 04/15/25	$531	$521,931
		18,866,652
Computers — 2.6%
Accenture Capital Inc.
3.90%, 10/04/27	375	370,404
4.05%, 10/04/29	900	878,934
Apple Inc.
0.55%, 08/20/25(a)	1,018	987,925
0.70%, 02/08/26	1,860	1,776,283
1.13%, 05/11/25	1,417	1,391,008
1.40%, 08/05/28	1,785	1,604,380
2.05%, 09/11/26	1,610	1,544,236
2.20%, 09/11/29	1,345	1,215,528
2.45%, 08/04/26	1,800	1,744,607
2.50%, 02/09/25	830	825,196
2.75%, 01/13/25	778	775,000
2.90%, 09/12/27	1,400	1,347,717
3.00%, 06/20/27	885	856,963
3.00%, 11/13/27	840	808,583
3.20%, 05/13/25	1,350	1,339,867
3.20%, 05/11/27	1,650	1,607,331
3.25%, 02/23/26	1,555	1,532,405
3.25%, 08/08/29	815	775,822
3.35%, 02/09/27	1,845	1,807,508
4.00%, 05/10/28	1,385	1,371,632
Dell International LLC/EMC Corp.
4.90%, 10/01/26	1,345	1,347,931
5.25%, 02/01/28(a)	780	792,414
5.30%, 10/01/29	1,315	1,336,993
6.02%, 06/15/26(a)	1,911	1,942,799
6.10%, 07/15/27(a)	440	455,656
DXC Technology Co.
1.80%, 09/15/26	565	532,003
2.38%, 09/15/28(a)	500	445,059
Fortinet Inc., 1.00%, 03/15/26	523	497,007
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	610	584,770
4.40%, 09/25/27	875	867,665
4.45%, 09/25/26(a)	735	731,438
4.55%, 10/15/29	1,200	1,175,861
4.90%, 10/15/25	1,890	1,890,274
5.25%, 07/01/28	445	450,601
HP Inc.
1.45%, 06/17/26	537	509,586
2.20%, 06/17/25	946	930,414
3.00%, 06/17/27(a)	815	781,362
4.00%, 04/15/29	700	675,809
4.75%, 01/15/28(a)	705	706,558
IBM International Capital Pte Ltd.
4.60%, 02/05/27	400	401,003
4.60%, 02/05/29(a)	340	339,063
4.70%, 02/05/26	480	480,289
International Business Machines Corp.
1.70%, 05/15/27	965	899,941
2.20%, 02/09/27	570	541,521
3.30%, 05/15/26	2,290	2,246,884
3.30%, 01/27/27(a)	397	386,925
3.45%, 02/19/26	1,099	1,084,057
3.50%, 05/15/29	2,450	2,326,242
4.00%, 07/27/25(a)	860	856,951
4.15%, 07/27/27	610	603,930
Security	Par (000)	Value
Computers (continued)
4.50%, 02/06/26	$875	$874,312
4.50%, 02/06/28(a)	760	757,958
7.00%, 10/30/25	425	435,654
Kyndryl Holdings Inc.
2.05%, 10/15/26(a)	570	538,813
2.70%, 10/15/28	165	150,318
Leidos Inc., 3.63%, 05/15/25	485	481,770
NetApp Inc.
1.88%, 06/22/25(a)	676	663,590
2.38%, 06/22/27(a)	475	448,481
Western Digital Corp., 2.85%, 02/01/29	300	266,148
		55,999,379
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
3.10%, 08/15/25	340	336,595
3.10%, 08/15/27(a)	465	451,560
4.60%, 03/01/28	457	463,087
4.80%, 03/02/26	472	475,023
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24	541	539,592
3.15%, 03/15/27	240	232,484
4.38%, 05/15/28(a)	610	605,766
Haleon U.K. Capital PLC, 3.13%, 03/24/25	1,215	1,206,625
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,570	1,522,902
3.38%, 03/24/29	650	614,254
Kenvue Inc.
5.05%, 03/22/28	910	925,769
5.35%, 03/22/26	695	702,892
5.50%, 03/22/25(a)	700	701,315
Procter & Gamble Co. (The)
0.55%, 10/29/25	747	719,739
1.00%, 04/23/26(a)	787	751,571
1.90%, 02/01/27(a)	725	689,166
2.45%, 11/03/26	695	670,933
2.70%, 02/02/26	530	520,172
2.80%, 03/25/27	400	387,047
2.85%, 08/11/27	505	486,559
3.95%, 01/26/28(a)	580	572,908
4.10%, 01/26/26	480	479,012
4.15%, 10/24/29(a)	375	372,802
4.35%, 01/29/29	435	435,238
Unilever Capital Corp.
2.00%, 07/28/26	230	221,079
2.13%, 09/06/29	645	576,022
2.90%, 05/05/27	848	818,518
3.10%, 07/30/25(a)	510	504,901
3.50%, 03/22/28	1,090	1,057,418
4.25%, 08/12/27	275	274,096
4.88%, 09/08/28(a)	535	542,165
		18,857,210
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	595	606,498
WW Grainger Inc., 1.85%, 02/15/25(a)	546	541,585
		1,148,083
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	920	884,680
2.45%, 10/29/26	3,245	3,098,059
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 10/29/28(a)	$2,920	$2,709,219
3.50%, 01/15/25	749	746,228
3.65%, 07/21/27	800	776,369
3.88%, 01/23/28(a)	425	411,674
4.45%, 10/01/25(a)	560	558,669
4.45%, 04/03/26	520	516,454
4.63%, 10/15/27	490	486,490
4.63%, 09/10/29	775	760,121
5.10%, 01/19/29	585	586,609
5.75%, 06/06/28(a)	770	789,864
6.10%, 01/15/27	515	528,040
6.45%, 04/15/27	1,442	1,492,658
6.50%, 07/15/25(a)	1,132	1,142,124
Air Lease Corp.
1.88%, 08/15/26	987	937,470
2.10%, 09/01/28	480	432,762
2.20%, 01/15/27	545	515,099
2.30%, 02/01/25	584	579,325
2.88%, 01/15/26(a)	1,220	1,191,335
3.25%, 03/01/25	635	630,676
3.25%, 10/01/29	340	313,798
3.38%, 07/01/25	843	834,581
3.63%, 04/01/27(a)	363	354,098
3.63%, 12/01/27	110	106,258
3.75%, 06/01/26	660	648,850
4.63%, 10/01/28	200	197,986
5.10%, 03/01/29(a)	340	342,302
5.30%, 06/25/26	305	307,639
5.30%, 02/01/28(a)	493	499,973
5.85%, 12/15/27	970	997,888
Aircastle Ltd., 4.25%, 06/15/26	640	631,531
Ally Financial Inc.
2.20%, 11/02/28	605	537,304
4.63%, 03/30/25(a)	156	155,686
4.75%, 06/09/27(a)	275	272,493
5.80%, 05/01/25	336	336,896
7.10%, 11/15/27	465	489,305
American Express Co.
1.65%, 11/04/26	992	936,010
2.25%, 03/04/25	1,020	1,010,986
2.55%, 03/04/27(a)	1,320	1,260,885
3.13%, 05/20/26	440	430,774
3.30%, 05/03/27	1,485	1,439,326
3.63%, 12/05/24	350	349,562
3.95%, 08/01/25(a)	1,490	1,482,224
4.05%, 05/03/29	815	797,786
4.20%, 11/06/25(a)	365	363,677
4.90%, 02/13/26(a)	650	652,790
5.85%, 11/05/27	1,130	1,168,914
Ameriprise Financial Inc.
2.88%, 09/15/26	365	355,183
3.00%, 04/02/25(a)	452	448,390
5.70%, 12/15/28	400	416,764
Ares Management Corp., 6.38%, 11/10/28	355	374,075
Brookfield Finance Inc.
3.90%, 01/25/28	1,005	979,566
4.25%, 06/02/26(a)	410	407,415
4.85%, 03/29/29(a)	715	715,341
Capital One Financial Corp.
3.20%, 02/05/25	558	555,184
3.65%, 05/11/27	585	570,384
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 07/28/26	$631	$617,952
3.75%, 03/09/27	810	791,397
3.80%, 01/31/28	1,065	1,029,102
4.20%, 10/29/25	873	866,487
4.25%, 04/30/25	346	344,935
Cboe Global Markets Inc., 3.65%, 01/12/27	610	598,225
Charles Schwab Corp. (The)
0.90%, 03/11/26	1,040	988,146
1.15%, 05/13/26	864	820,532
2.00%, 03/20/28	1,070	981,448
2.45%, 03/03/27	1,325	1,260,816
3.20%, 03/02/27	585	566,639
3.20%, 01/25/28	740	707,097
3.25%, 05/22/29(a)	495	466,153
3.30%, 04/01/27	415	402,470
3.85%, 05/21/25	586	583,780
4.00%, 02/01/29	50	48,696
4.20%, 03/24/25	548	547,286
5.88%, 08/24/26	555	566,566
CME Group Inc.
3.00%, 03/15/25	631	626,717
3.75%, 06/15/28	605	593,126
Discover Financial Services
3.75%, 03/04/25	20	19,891
3.95%, 11/06/24	385	384,925
4.10%, 02/09/27	405	398,354
4.50%, 01/30/26	75	74,564
Enact Holdings Inc., 6.25%, 05/28/29	515	525,010
Intercontinental Exchange Inc.
3.10%, 09/15/27(a)	130	124,997
3.63%, 09/01/28	630	605,990
3.65%, 05/23/25	1,090	1,082,500
3.75%, 12/01/25	935	926,635
3.75%, 09/21/28	395	381,684
4.00%, 09/15/27	1,515	1,493,244
4.35%, 06/15/29(a)	995	980,766
Jefferies Financial Group Inc.
4.85%, 01/15/27	720	719,641
5.88%, 07/21/28(a)	835	858,215
Lazard Group LLC
4.38%, 03/11/29	350	341,883
4.50%, 09/19/28	350	342,714
LPL Holdings Inc.
5.70%, 05/20/27	340	344,330
6.75%, 11/17/28(a)	565	596,118
Mastercard Inc.
2.00%, 03/03/25(a)	212	210,139
2.95%, 11/21/26(a)	575	559,281
2.95%, 06/01/29	740	692,933
3.30%, 03/26/27	805	785,690
3.50%, 02/26/28	65	63,189
4.10%, 01/15/28	280	277,699
4.88%, 03/09/28	635	644,371
Nasdaq Inc.
3.85%, 06/30/26	368	362,977
5.35%, 06/28/28	980	999,847
5.65%, 06/28/25	340	341,592
Nomura Holdings Inc.
1.65%, 07/14/26	1,018	964,114
1.85%, 07/16/25	1,480	1,446,196
2.17%, 07/14/28(a)	815	734,216
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.33%, 01/22/27	$945	$893,543
2.65%, 01/16/25	1,232	1,225,295
2.71%, 01/22/29	220	200,130
5.10%, 07/03/25	145	144,977
5.39%, 07/06/27	395	398,464
5.59%, 07/02/27	440	446,300
5.61%, 07/06/29	440	449,195
5.71%, 01/09/26	350	352,743
5.84%, 01/18/28	475	485,816
6.07%, 07/12/28(a)	740	764,861
ORIX Corp.
3.25%, 12/04/24	720	718,392
3.70%, 07/18/27	85	82,602
4.65%, 09/10/29	455	449,117
5.00%, 09/13/27	635	641,015
Synchrony Financial
3.70%, 08/04/26	50	48,802
3.95%, 12/01/27	690	663,253
4.50%, 07/23/25	575	571,964
4.88%, 06/13/25	480	478,771
5.15%, 03/19/29	520	511,602
Visa Inc.
0.75%, 08/15/27(a)	220	200,433
1.90%, 04/15/27	1,365	1,289,124
2.75%, 09/15/27	470	450,822
3.15%, 12/14/25	1,575	1,552,881
Western Union Co. (The)
1.35%, 03/15/26	532	505,631
2.85%, 01/10/25	475	473,094
		87,205,851
Electric — 4.3%
AEP Texas Inc.
3.95%, 06/01/28(a)	375	364,527
5.45%, 05/15/29(a)	370	377,368
AES Corp. (The)
1.38%, 01/15/26	652	624,380
5.45%, 06/01/28	895	902,863
Alabama Power Co., 3.75%, 09/01/27	415	408,021
Ameren Corp.
1.95%, 03/15/27	375	352,171
5.00%, 01/15/29	450	451,867
5.70%, 12/01/26	410	417,722
American Electric Power Co. Inc.
5.20%, 01/15/29	705	713,249
5.75%, 11/01/27	365	376,087
Series J, 4.30%, 12/01/28(a)	465	456,227
Avangrid Inc.
3.15%, 12/01/24	413	412,203
3.20%, 04/15/25	749	743,504
3.80%, 06/01/29	545	520,213
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	385	368,886
4.05%, 04/15/25(a)	1,123	1,120,682
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28(a)	305	310,903
CenterPoint Energy Inc.
1.45%, 06/01/26	480	455,637
5.40%, 06/01/29	520	529,507
Commonwealth Edison Co.
2.55%, 06/15/26	405	392,361
3.70%, 08/15/28	365	352,709
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	$345	$334,910
Consolidated Edison Co. of New York Inc., Series D, 4.00%, 12/01/28	310	302,229
Constellation Energy Generation LLC
3.25%, 06/01/25	862	853,515
5.60%, 03/01/28	550	564,562
Consumers Energy Co.
4.60%, 05/30/29	505	504,093
4.90%, 02/15/29(a)	300	302,980
Dominion Energy Inc.
3.90%, 10/01/25	585	580,685
4.25%, 06/01/28	370	364,845
Series A, 1.45%, 04/15/26	610	581,989
DTE Electric Co.
4.85%, 12/01/26(a)	140	141,237
Series A, 1.90%, 04/01/28	470	430,448
DTE Energy Co.
2.85%, 10/01/26	440	424,928
4.22%, 11/01/24(d)	1,140	1,140,000
4.88%, 06/01/28	585	585,826
4.95%, 07/01/27	585	588,171
5.10%, 03/01/29	900	905,714
Series F, 1.05%, 06/01/25	843	824,790
Duke Energy Carolinas LLC, 3.95%, 11/15/28	575	561,561
Duke Energy Corp.
0.90%, 09/15/25	525	507,565
2.65%, 09/01/26(a)	1,160	1,119,374
3.15%, 08/15/27	682	654,688
3.40%, 06/15/29	435	408,563
4.30%, 03/15/28	675	666,010
4.85%, 01/05/27	285	286,190
4.85%, 01/05/29(a)	545	545,456
5.00%, 12/08/25(a)	445	445,986
5.00%, 12/08/27	385	387,601
Duke Energy Florida LLC
3.20%, 01/15/27	280	272,677
3.80%, 07/15/28	490	477,318
Duke Energy Progress LLC
3.25%, 08/15/25	596	589,878
3.45%, 03/15/29	370	353,323
3.70%, 09/01/28	350	339,187
Edison International
3.55%, 11/15/24	536	535,462
4.13%, 03/15/28	510	497,491
5.25%, 11/15/28	285	286,856
5.45%, 06/15/29	375	381,085
5.75%, 06/15/27	465	474,461
Emera U.S. Finance LP, 3.55%, 06/15/26	650	634,761
Entergy Arkansas LLC, 3.50%, 04/01/26	475	468,367
Entergy Corp.
0.90%, 09/15/25(a)	712	687,516
1.90%, 06/15/28(a)	450	407,234
2.95%, 09/01/26	563	545,666
Evergy Inc., 2.90%, 09/15/29	580	528,581
Eversource Energy
2.90%, 03/01/27	620	594,796
4.60%, 07/01/27	630	626,983
5.45%, 03/01/28	965	983,859
5.95%, 02/01/29(a)	670	694,873
Series O, 4.25%, 04/01/29	320	311,920
15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Exelon Corp.
2.75%, 03/15/27	$495	$473,866
3.40%, 04/15/26	615	603,433
3.95%, 06/15/25	821	816,011
5.15%, 03/15/28	745	752,677
5.15%, 03/15/29	450	456,958
FirstEnergy Corp., Series B, 3.90%, 07/15/27	1,070	1,045,130
Florida Power & Light Co.
2.85%, 04/01/25	653	648,340
3.13%, 12/01/25	533	525,141
4.40%, 05/15/28	575	572,211
4.45%, 05/15/26(a)	487	487,075
5.05%, 04/01/28(a)	640	648,873
5.15%, 06/15/29	540	550,359
Fortis Inc./Canada, 3.06%, 10/04/26(a)	520	503,289
Georgia Power Co.
4.65%, 05/16/28(a)	650	650,687
5.00%, 02/23/27	140	141,589
Series B, 2.65%, 09/15/29	480	438,404
Interstate Power & Light Co.
3.25%, 12/01/24	352	351,266
4.10%, 09/26/28	235	229,211
ITC Holdings Corp., 3.35%, 11/15/27	345	331,645
MidAmerican Energy Co., 3.65%, 04/15/29	645	618,591
National Grid PLC, 5.60%, 06/12/28	495	506,691
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	605	572,361
1.88%, 02/07/25(a)	500	495,850
4.12%, 09/16/27	170	168,262
4.45%, 03/13/26	320	319,342
4.80%, 02/05/27	415	417,566
4.80%, 03/15/28(a)	425	428,003
4.85%, 02/07/29(a)	360	361,916
5.15%, 06/15/29(a)	370	376,179
5.45%, 10/30/25(a)	417	420,910
Nevada Power Co., Series CC, 3.70%, 05/01/29	375	359,934
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	945	889,534
1.90%, 06/15/28	1,650	1,493,679
3.50%, 04/01/29	310	293,846
3.55%, 05/01/27	740	721,300
4.45%, 06/20/25	910	909,351
4.63%, 07/15/27	1,160	1,160,072
4.90%, 02/28/28	985	989,445
4.90%, 03/15/29	675	677,700
4.95%, 01/29/26	730	732,559
5.75%, 09/01/25	280	282,092
NSTAR Electric Co., 3.20%, 05/15/27	225	217,848
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	445	431,161
4.30%, 05/15/28(a)	450	446,448
Pacific Gas and Electric Co.
2.10%, 08/01/27	585	543,114
2.95%, 03/01/26(a)	654	635,514
3.00%, 06/15/28(a)	575	538,868
3.15%, 01/01/26	1,527	1,493,320
3.30%, 12/01/27	875	833,127
3.45%, 07/01/25	410	405,966
3.50%, 06/15/25	710	703,131
3.75%, 07/01/28	664	637,195
5.55%, 05/15/29	620	631,416
Security	Par (000)	Value
Electric (continued)
6.10%, 01/15/29	$655	$679,472
PacifiCorp, 5.10%, 02/15/29	335	339,028
Pinnacle West Capital Corp., 1.30%, 06/15/25	611	595,925
PPL Capital Funding Inc., 3.10%, 05/15/26	625	608,579
Public Service Enterprise Group Inc.
0.80%, 08/15/25	640	620,371
5.20%, 04/01/29	540	547,967
5.85%, 11/15/27	390	401,952
5.88%, 10/15/28(a)	405	420,148
Puget Energy Inc., 2.38%, 06/15/28	280	254,704
San Diego Gas & Electric Co.
2.50%, 05/15/26	485	470,634
4.95%, 08/15/28	435	439,055
Sempra
3.25%, 06/15/27	450	432,945
3.30%, 04/01/25	425	422,595
3.40%, 02/01/28	1,010	965,502
3.70%, 04/01/29	435	413,716
5.40%, 08/01/26	500	505,108
Southern California Edison Co.
2.85%, 08/01/29	385	354,718
4.40%, 09/06/26	120	119,582
4.88%, 02/01/27(a)	435	437,601
5.15%, 06/01/29(a)	615	625,438
5.30%, 03/01/28	480	488,475
5.35%, 03/01/26	410	413,391
5.65%, 10/01/28	530	546,451
5.85%, 11/01/27(a)	640	661,350
Series A, 4.20%, 03/01/29	295	288,960
Series D, 4.70%, 06/01/27	425	425,747
Series E, 3.70%, 08/01/25	731	724,504
Southern Co. (The)
3.25%, 07/01/26	1,410	1,377,546
4.85%, 06/15/28(a)	520	524,028
5.15%, 10/06/25(a)	395	396,965
5.50%, 03/15/29	690	709,688
Southern Power Co., 4.15%, 12/01/25	353	349,918
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28	410	400,296
Series N, 1.65%, 03/15/26	620	594,668
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	300	276,894
Series A, 3.15%, 01/15/26	593	582,822
Series A, 3.50%, 03/15/27	470	459,094
Series A, 3.80%, 04/01/28	525	512,027
Series B, 3.75%, 05/15/27	450	441,699
WEC Energy Group Inc.
1.38%, 10/15/27	330	300,400
2.20%, 12/15/28	335	303,525
4.75%, 01/09/26	880	879,244
5.00%, 09/27/25(a)	525	525,580
5.60%, 09/12/26	455	462,308
Xcel Energy Inc.
1.75%, 03/15/27	420	392,256
3.30%, 06/01/25	741	734,213
3.35%, 12/01/26	332	322,526
4.00%, 06/15/28	465	451,821
		91,497,189
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	634	593,975
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
1.80%, 10/15/27	$210	$194,655
2.00%, 12/21/28	755	682,515
3.15%, 06/01/25(a)	584	580,425
		2,051,570
Electronics — 0.6%
Amphenol Corp.
4.35%, 06/01/29	385	379,063
5.05%, 04/05/27	225	227,287
Arrow Electronics Inc.
3.88%, 01/12/28	380	365,789
5.15%, 08/21/29	310	308,118
Avnet Inc.
4.63%, 04/15/26	270	268,032
6.25%, 03/15/28	405	418,423
Flex Ltd.
3.75%, 02/01/26	567	557,983
4.75%, 06/15/25	590	588,435
4.88%, 06/15/29	470	463,427
Fortive Corp., 3.15%, 06/15/26	860	837,435
Honeywell International Inc.
1.10%, 03/01/27	810	751,655
1.35%, 06/01/25	637	625,205
2.50%, 11/01/26	1,185	1,143,868
2.70%, 08/15/29	570	525,615
4.25%, 01/15/29(a)	520	516,341
4.65%, 07/30/27	580	583,804
4.88%, 09/01/29(a)	330	333,640
4.95%, 02/15/28	405	412,474
Jabil Inc.
1.70%, 04/15/26	497	474,015
3.95%, 01/12/28(a)	250	242,351
4.25%, 05/15/27	330	325,523
Keysight Technologies Inc.
3.00%, 10/30/29	282	257,578
4.60%, 04/06/27	516	516,563
TD SYNNEX Corp.
1.75%, 08/09/26	575	544,228
2.38%, 08/09/28	475	431,836
Trimble Inc., 4.90%, 06/15/28	480	479,556
Tyco Electronics Group SA, 4.50%, 02/13/26	80	79,878
Vontier Corp.
1.80%, 04/01/26(a)	555	529,750
2.40%, 04/01/28	425	385,731
		13,573,603
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	260	271,130
MasTec Inc., 5.90%, 06/15/29(a)	385	392,909
		664,039
Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	1,330	1,322,080
3.76%, 03/15/27	3,000	2,890,072
3.79%, 03/15/25	365	363,013
4.05%, 03/15/29	915	854,790
6.41%, 03/15/26	1,150	1,151,978
		6,581,933
Environmental Control — 0.4%
Republic Services Inc.
2.90%, 07/01/26	590	574,620
3.20%, 03/15/25	531	527,759
Security	Par (000)	Value
Environmental Control (continued)
3.38%, 11/15/27	$140	$135,423
3.95%, 05/15/28	690	674,154
4.88%, 04/01/29(a)	560	563,188
Veralto Corp.
5.35%, 09/18/28	610	621,022
5.50%, 09/18/26	635	643,425
Waste Connections Inc.
3.50%, 05/01/29(a)	365	347,162
4.25%, 12/01/28	400	393,877
Waste Management Inc.
0.75%, 11/15/25	593	569,885
1.15%, 03/15/28	494	441,763
3.15%, 11/15/27	370	356,054
4.50%, 03/15/28	725	722,670
4.88%, 02/15/29(a)	560	566,233
4.95%, 07/03/27	365	368,830
		7,506,065
Food — 1.4%
Campbell Soup Co.
3.95%, 03/15/25(a)	715	712,260
4.15%, 03/15/28	863	847,182
5.20%, 03/19/27(a)	375	380,230
5.20%, 03/21/29	375	380,330
Conagra Brands Inc.
1.38%, 11/01/27	855	773,116
4.60%, 11/01/25	877	874,604
4.85%, 11/01/28	1,025	1,022,040
5.30%, 10/01/26	445	449,341
General Mills Inc.
3.20%, 02/10/27(a)	55	53,293
4.00%, 04/17/25	813	810,755
4.20%, 04/17/28	1,165	1,145,290
4.70%, 01/30/27	420	420,380
5.24%, 11/18/25(a)	550	550,054
5.50%, 10/17/28	360	369,508
Hormel Foods Corp.
1.70%, 06/03/28	750	680,184
4.80%, 03/30/27	360	362,402
Ingredion Inc., 3.20%, 10/01/26	165	160,372
J.M. Smucker Co. (The)
3.38%, 12/15/27	180	173,402
3.50%, 03/15/25	620	616,199
5.90%, 11/15/28	510	532,418
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	806	764,269
3.00%, 02/02/29	420	384,994
5.13%, 02/01/28	625	625,094
Kellanova
3.25%, 04/01/26	700	685,204
3.40%, 11/15/27	195	188,251
4.30%, 05/15/28(a)	550	543,384
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,555	1,514,185
3.88%, 05/15/27	1,100	1,078,803
Kroger Co. (The)
2.65%, 10/15/26	710	683,032
3.50%, 02/01/26(a)	350	344,869
3.70%, 08/01/27	240	234,339
4.50%, 01/15/29	430	426,675
4.60%, 08/15/27	515	515,993
17
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.65%, 09/15/29	$1,075	$1,074,477
4.70%, 08/15/26	370	371,000
McCormick & Co. Inc./MD
0.90%, 02/15/26	526	500,819
3.40%, 08/15/27	355	343,851
Mondelez International Inc.
1.50%, 05/04/25	674	662,910
2.63%, 03/17/27	788	753,564
4.75%, 02/20/29	400	400,908
Sysco Corp.
3.25%, 07/15/27	650	626,186
3.30%, 07/15/26	885	865,058
3.75%, 10/01/25	638	632,692
5.75%, 01/17/29	350	362,506
Tyson Foods Inc.
3.55%, 06/02/27	1,115	1,082,352
4.00%, 03/01/26	795	785,850
4.35%, 03/01/29	815	795,368
5.40%, 03/15/29	415	422,054
Walmart Inc., 3.90%, 09/09/25(a)	1,270	1,264,066
		30,246,113
Gas — 0.3%
Atmos Energy Corp.
2.63%, 09/15/29	370	338,573
3.00%, 06/15/27	255	245,343
CenterPoint Energy Resources Corp., 5.25%, 03/01/28(a)	748	760,921
National Fuel Gas Co., 5.50%, 01/15/26(a)	523	525,743
NiSource Inc.
0.95%, 08/15/25	835	809,119
2.95%, 09/01/29	595	545,657
3.49%, 05/15/27	750	729,894
5.20%, 07/01/29	415	420,956
5.25%, 03/30/28	905	918,001
ONE Gas Inc., 5.10%, 04/01/29	400	406,016
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	405	384,008
Southern California Gas Co.
2.95%, 04/15/27	805	774,477
Series TT, 2.60%, 06/15/26	455	441,037
		7,299,745
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 02/15/26	1,025	1,035,112
6.05%, 04/15/28(a)	990	1,014,649
Stanley Black & Decker Inc.
2.30%, 02/24/25	590	585,288
3.40%, 03/01/26	650	638,684
4.25%, 11/15/28(a)	320	314,461
		3,588,194
Health Care - Products — 1.2%
Abbott Laboratories
1.15%, 01/30/28	215	194,633
2.95%, 03/15/25	622	618,585
3.75%, 11/30/26	1,385	1,370,143
Agilent Technologies Inc.
2.75%, 09/15/29	292	265,990
4.20%, 09/09/27	400	395,697
Baxter International Inc.
1.32%, 11/29/24	1,110	1,105,168
1.92%, 02/01/27	1,165	1,094,326
Security	Par (000)	Value
Health Care - Products (continued)
2.27%, 12/01/28(a)	$1,005	$904,264
2.60%, 08/15/26	710	683,391
Boston Scientific Corp., 1.90%, 06/01/25	523	514,840
Danaher Corp., 3.35%, 09/15/25(a)	570	564,813
DH Europe Finance II SARL, 2.20%, 11/15/24	736	735,322
GE HealthCare Technologies Inc.
4.80%, 08/14/29	700	698,537
5.55%, 11/15/24	870	869,963
5.60%, 11/15/25(a)	865	871,712
5.65%, 11/15/27	1,420	1,455,661
Medtronic Global Holdings SCA, 4.25%, 03/30/28	905	899,637
Revvity Inc.
1.90%, 09/15/28	300	268,815
3.30%, 09/15/29	600	554,225
Solventum Corp.
5.40%, 03/01/29(b)	1,085	1,098,089
5.45%, 02/25/27(b)	455	460,845
Stryker Corp.
1.15%, 06/15/25	675	660,350
3.38%, 11/01/25	615	608,311
3.50%, 03/15/26	850	837,520
3.65%, 03/07/28	515	497,866
4.25%, 09/11/29(a)	475	465,026
4.85%, 12/08/28(a)	375	376,904
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	100	90,112
2.60%, 10/01/29	705	643,669
4.80%, 11/21/27(a)	605	611,268
4.95%, 08/10/26	625	630,207
5.00%, 12/05/26	510	516,057
5.00%, 01/31/29(a)	895	909,623
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24	813	810,616
3.05%, 01/15/26	534	523,349
3.55%, 04/01/25(a)	760	756,185
5.35%, 12/01/28(a)	355	361,883
		24,923,602
Health Care - Services — 2.4%
Aetna Inc., 3.50%, 11/15/24	657	656,302
Centene Corp.
2.45%, 07/15/28	1,780	1,602,620
4.25%, 12/15/27	2,000	1,935,265
Cigna Group (The)
1.25%, 03/15/26	317	302,084
3.05%, 10/15/27(a)	215	205,307
3.25%, 04/15/25	638	633,482
3.40%, 03/01/27(a)	1,065	1,033,981
4.13%, 11/15/25	10	9,941
4.38%, 10/15/28	3,305	3,245,064
4.50%, 02/25/26	646	644,107
5.00%, 05/15/29	735	737,870
5.69%, 03/15/26	475	474,449
CommonSpirit Health
3.35%, 10/01/29	600	557,434
6.07%, 11/01/27(a)	200	207,193
Elevance Health Inc.
1.50%, 03/15/26	595	570,023
2.38%, 01/15/25	911	906,010
2.88%, 09/15/29	680	620,446
3.35%, 12/01/24	425	424,240
3.65%, 12/01/27	1,290	1,252,523
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.10%, 03/01/28	$1,000	$981,014
4.90%, 02/08/26	410	409,060
5.15%, 06/15/29	380	384,617
HCA Inc.
3.13%, 03/15/27	814	783,358
3.38%, 03/15/29	365	341,925
4.13%, 06/15/29	1,475	1,419,419
4.50%, 02/15/27	925	917,636
5.20%, 06/01/28	805	812,350
5.25%, 04/15/25	1,075	1,077,058
5.25%, 06/15/26	1,167	1,170,985
5.38%, 02/01/25	1,335	1,334,937
5.38%, 09/01/26	790	794,452
5.63%, 09/01/28	1,155	1,178,225
5.88%, 02/15/26	1,195	1,203,572
5.88%, 02/01/29	735	755,759
Humana Inc.
1.35%, 02/03/27	987	916,247
3.13%, 08/15/29	300	275,519
3.70%, 03/23/29	400	378,989
3.95%, 03/15/27	275	269,274
4.50%, 04/01/25	477	476,385
5.70%, 03/13/26	50	49,892
5.75%, 03/01/28	295	301,047
5.75%, 12/01/28	305	312,978
ICON Investments Six DAC
5.81%, 05/08/27	225	229,480
5.85%, 05/08/29	535	549,459
IQVIA Inc.
5.70%, 05/15/28	550	563,193
6.25%, 02/01/29	1,005	1,046,633
Kaiser Foundation Hospitals, 3.15%, 05/01/27	325	315,310
Laboratory Corp. of America Holdings
1.55%, 06/01/26	490	467,103
3.60%, 02/01/25	778	774,324
3.60%, 09/01/27	105	102,161
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	450	402,841
Quest Diagnostics Inc.
3.45%, 06/01/26	485	475,579
3.50%, 03/30/25	582	578,572
4.20%, 06/30/29	360	350,917
UnitedHealth Group Inc.
3.70%, 05/15/27	585	575,771
1.15%, 05/15/26	795	755,807
1.25%, 01/15/26	351	337,808
2.88%, 08/15/29	825	763,345
2.95%, 10/15/27	745	714,820
3.10%, 03/15/26	844	828,699
3.38%, 04/15/27	530	516,962
3.45%, 01/15/27	660	646,304
3.75%, 07/15/25	1,427	1,420,917
3.85%, 06/15/28	919	898,370
3.88%, 12/15/28	695	676,608
4.00%, 05/15/29(a)	725	706,563
4.25%, 01/15/29	686	676,916
4.60%, 04/15/27(a)	485	487,175
4.75%, 07/15/26(a)	390	392,354
5.15%, 10/15/25(a)	555	558,447
5.25%, 02/15/28(a)	810	828,120
Security	Par (000)	Value
Health Care - Services (continued)
Universal Health Services Inc.
1.65%, 09/01/26	$590	$555,664
4.63%, 10/15/29	350	339,977
		51,099,238
Holding Companies - Diversified — 1.1%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	730	746,595
Ares Capital Corp.
2.15%, 07/15/26	860	815,409
2.88%, 06/15/27(a)	380	357,646
2.88%, 06/15/28	925	844,170
3.25%, 07/15/25	805	794,186
3.88%, 01/15/26	1,067	1,049,226
4.25%, 03/01/25	628	625,764
5.88%, 03/01/29	715	720,194
5.95%, 07/15/29	635	640,793
7.00%, 01/15/27	575	593,834
Ares Strategic Income Fund, 6.35%, 08/15/29(b)	500	503,614
Blackstone Private Credit Fund
2.35%, 11/22/24	340	339,385
2.63%, 12/15/26	645	607,966
2.70%, 01/15/25	435	432,402
3.25%, 03/15/27(a)	725	686,852
4.00%, 01/15/29	495	468,059
4.70%, 03/24/25	785	782,658
5.95%, 07/16/29(e)	305	306,276
7.05%, 09/29/25	724	735,013
7.30%, 11/27/28(b)	300	315,050
Blackstone Secured Lending Fund
2.13%, 02/15/27	430	397,837
2.75%, 09/16/26(a)	585	557,473
2.85%, 09/30/28	400	361,063
3.63%, 01/15/26	855	836,057
Blue Owl Capital Corp.
2.63%, 01/15/27	330	308,745
2.88%, 06/11/28(a)	560	505,956
3.40%, 07/15/26	872	840,210
3.75%, 07/22/25	609	601,991
4.25%, 01/15/26	532	523,560
5.95%, 03/15/29	420	420,685
Blue Owl Credit Income Corp.
6.60%, 09/15/29(a)(b)	315	318,603
7.75%, 09/16/27(a)	490	510,205
7.75%, 01/15/29	410	431,978
7.95%, 06/13/28	420	443,257
FS KKR Capital Corp.
3.13%, 10/12/28(a)	530	476,541
3.25%, 07/15/27	305	286,966
3.40%, 01/15/26	964	938,173
6.88%, 08/15/29	440	453,073
Golub Capital BDC Inc.
2.50%, 08/24/26	625	591,782
6.00%, 07/15/29	335	334,899
		22,504,146
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	530	497,881
1.40%, 10/15/27	70	64,259
2.60%, 10/15/25(a)	413	405,065
19
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Lennar Corp.
4.75%, 05/30/25	$474	$473,958
4.75%, 11/29/27	695	696,231
		2,137,394
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	345	327,693
4.40%, 03/15/29	315	295,590
Whirlpool Corp., 4.75%, 02/26/29(a)	510	504,339
		1,127,622
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	390	390,862
Clorox Co. (The)
3.90%, 05/15/28	485	473,732
4.40%, 05/01/29(a)	300	297,053
Kimberly-Clark Corp.
1.05%, 09/15/27	140	127,313
3.20%, 04/25/29	490	464,797
3.95%, 11/01/28	320	313,829
		2,067,586
Insurance — 1.4%
Allstate Corp. (The)
0.75%, 12/15/25	507	484,994
3.28%, 12/15/26	435	423,548
5.05%, 06/24/29	390	392,908
American National Group Inc.
5.00%, 06/15/27	365	362,252
5.75%, 10/01/29	400	400,847
Aon Corp.
3.75%, 05/02/29	520	497,728
8.21%, 01/01/27	10	10,654
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	895	857,315
Aon Global Ltd., 3.88%, 12/15/25	600	594,448
Aon North America Inc.
5.13%, 03/01/27	560	566,950
5.15%, 03/01/29	720	727,136
Arch Capital Finance LLC, 4.01%, 12/15/26	560	551,147
Athene Holding Ltd., 4.13%, 01/12/28	845	823,917
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	860	823,301
Berkshire Hathaway Inc., 3.13%, 03/15/26	1,871	1,837,921
Brighthouse Financial Inc., 3.70%, 06/22/27(a)	485	469,258
Chubb INA Holdings LLC
3.15%, 03/15/25	530	527,155
3.35%, 05/03/26	1,095	1,076,101
4.65%, 08/15/29	575	575,146
CNA Financial Corp.
3.45%, 08/15/27(a)	280	270,539
3.90%, 05/01/29	300	289,073
4.50%, 03/01/26	445	443,036
CNO Financial Group Inc.
5.25%, 05/30/25	339	339,310
5.25%, 05/30/29	325	323,255
Corebridge Financial Inc.
3.50%, 04/04/25	690	685,707
3.65%, 04/05/27	1,209	1,178,207
3.85%, 04/05/29	695	665,013
Enstar Group Ltd., 4.95%, 06/01/29	335	330,558
Equitable Holdings Inc., 4.35%, 04/20/28	1,280	1,255,580
Security	Par (000)	Value
Insurance (continued)
F&G Annuities & Life Inc.
6.50%, 06/04/29	$375	$379,770
7.40%, 01/13/28	415	431,569
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	375	373,999
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	395	360,814
Lincoln National Corp., 3.80%, 03/01/28(a)	275	265,785
Loews Corp., 3.75%, 04/01/26	400	395,231
Manulife Financial Corp.
2.48%, 05/19/27	435	412,320
4.15%, 03/04/26(a)	765	758,789
Marsh & McLennan Companies Inc.
3.50%, 03/10/25	381	379,195
3.75%, 03/14/26	463	457,735
4.38%, 03/15/29(a)	1,105	1,091,104
4.55%, 11/08/27	600	600,134
MetLife Inc.
3.00%, 03/01/25(a)	371	368,215
3.60%, 11/13/25	449	444,551
Old Republic International Corp., 3.88%, 08/26/26	439	431,457
Principal Financial Group Inc., 3.70%, 05/15/29	310	297,040
Progressive Corp. (The)
2.45%, 01/15/27	385	368,739
2.50%, 03/15/27	430	410,971
4.00%, 03/01/29	375	366,840
Prudential Financial Inc., 1.50%, 03/10/26	350	336,081
Reinsurance Group of America Inc., 3.90%, 05/15/29	390	374,311
Trinity Acquisition PLC, 4.40%, 03/15/26	440	436,816
Willis North America Inc.
2.95%, 09/15/29	580	530,098
4.50%, 09/15/28	375	369,363
4.65%, 06/15/27	795	792,482
		29,216,413
Internet — 1.6%
Alphabet Inc.
0.45%, 08/15/25	699	677,226
0.80%, 08/15/27	640	584,729
2.00%, 08/15/26	1,620	1,556,360
Amazon.com Inc.
0.80%, 06/03/25	741	725,058
1.00%, 05/12/26	2,130	2,025,944
1.20%, 06/03/27	945	873,284
1.65%, 05/12/28	1,780	1,618,968
3.00%, 04/13/25	790	785,220
3.15%, 08/22/27	2,816	2,724,090
3.30%, 04/13/27	1,525	1,488,173
3.45%, 04/13/29(a)	1,125	1,083,261
3.80%, 12/05/24	403	402,540
4.55%, 12/01/27	1,570	1,578,848
4.60%, 12/01/25	1,050	1,053,127
4.70%, 11/29/24	980	980,288
5.20%, 12/03/25	432	434,928
Booking Holdings Inc.
3.55%, 03/15/28	400	387,619
3.60%, 06/01/26	832	820,335
3.65%, 03/15/25(a)	467	464,918
eBay Inc.
1.40%, 05/10/26	635	603,851
1.90%, 03/11/25(a)	318	314,585
3.60%, 06/05/27	630	616,525
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Expedia Group Inc.
3.80%, 02/15/28(a)	$880	$851,342
4.63%, 08/01/27	590	587,537
5.00%, 02/15/26	632	633,169
Meta Platforms Inc.
3.50%, 08/15/27	2,310	2,258,710
4.30%, 08/15/29(a)	790	784,487
4.60%, 05/15/28	1,230	1,236,370
Netflix Inc.
4.38%, 11/15/26(a)	960	957,943
4.88%, 04/15/28	1,440	1,447,475
5.88%, 02/15/25	655	656,855
5.88%, 11/15/28	1,375	1,435,097
6.38%, 05/15/29(a)	555	592,252
VeriSign Inc.
4.75%, 07/15/27(a)	490	485,848
5.25%, 04/01/25	130	130,037
		33,856,999
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	345	336,605
6.55%, 11/29/27	1,000	1,040,163
Nucor Corp.
2.00%, 06/01/25	520	511,533
3.95%, 05/23/25	525	522,876
4.30%, 05/23/27	630	627,853
		3,039,030
Lodging — 0.5%
Las Vegas Sands Corp.
2.90%, 06/25/25	225	221,609
3.50%, 08/18/26	525	510,564
3.90%, 08/08/29	513	479,460
5.90%, 06/01/27(a)	555	563,613
6.00%, 08/15/29	350	356,724
Marriott International Inc./MD
4.88%, 05/15/29	330	330,290
4.90%, 04/15/29	700	701,499
5.00%, 10/15/27	785	792,518
5.55%, 10/15/28	575	591,033
Series EE, 5.75%, 05/01/25	538	540,281
Series R, 3.13%, 06/15/26	620	605,283
Sands China Ltd.
2.30%, 03/08/27(a)	530	493,115
2.85%, 03/08/29	515	461,881
3.80%, 01/08/26	620	607,893
5.13%, 08/08/25	1,270	1,266,251
5.40%, 08/08/28	1,430	1,423,705
		9,945,719
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	771	742,698
0.90%, 03/02/26	570	544,788
1.10%, 09/14/27(a)	400	365,653
1.15%, 09/14/26(a)	443	417,592
1.45%, 05/15/25	449	441,962
1.70%, 01/08/27	445	420,113
2.15%, 11/08/24	845	844,481
3.25%, 12/01/24	576	575,001
3.40%, 05/13/25(a)	965	959,013
3.60%, 08/12/27	565	554,630
Security	Par (000)	Value
Machinery (continued)
3.65%, 08/12/25	$670	$665,259
4.35%, 05/15/26	1,015	1,015,528
4.38%, 08/16/29(a)	460	455,886
4.40%, 10/15/27	325	324,509
4.45%, 10/16/26	320	320,330
4.50%, 01/08/27	285	285,738
4.80%, 01/06/26	735	737,903
4.85%, 02/27/29(a)	430	434,816
4.90%, 01/17/25	655	654,983
5.00%, 05/14/27	570	578,043
5.05%, 02/27/26(a)	500	504,273
5.15%, 08/11/25	670	674,106
5.40%, 03/10/25	480	481,672
Caterpillar Inc., 2.60%, 09/19/29	305	279,078
CNH Industrial Capital LLC
1.45%, 07/15/26	555	524,069
1.88%, 01/15/26	465	448,323
3.95%, 05/23/25	620	617,441
4.50%, 10/08/27	100	99,232
4.55%, 04/10/28	495	491,864
5.10%, 04/20/29	385	388,239
5.50%, 01/12/29	425	434,115
Deere & Co.
2.75%, 04/15/25	550	545,077
5.38%, 10/16/29	370	383,886
IDEX Corp., 4.95%, 09/01/29	400	401,745
Ingersoll Rand Inc.
5.18%, 06/15/29	575	582,781
5.20%, 06/15/27(a)	435	440,577
5.40%, 08/14/28	425	434,491
John Deere Capital Corp.
0.70%, 01/15/26	825	789,324
1.05%, 06/17/26(a)	560	530,866
1.25%, 01/10/25	630	625,379
1.50%, 03/06/28	340	308,164
1.70%, 01/11/27	545	514,348
1.75%, 03/09/27	500	470,602
2.05%, 01/09/25	284	282,303
2.35%, 03/08/27(a)	540	515,136
2.65%, 06/10/26	425	413,727
2.80%, 09/08/27	88	84,170
2.80%, 07/18/29(a)	480	444,441
3.35%, 04/18/29	400	381,682
3.40%, 06/06/25	575	570,668
3.45%, 03/13/25(a)	266	264,422
3.45%, 03/07/29	400	382,510
4.05%, 09/08/25	610	607,291
4.15%, 09/15/27(a)	890	884,604
4.20%, 07/15/27	265	263,377
4.50%, 01/08/27	430	430,801
4.50%, 01/16/29	770	768,281
4.75%, 06/08/26	600	603,168
4.75%, 01/20/28(a)	615	620,243
4.80%, 01/09/26(a)	725	727,833
4.85%, 03/05/27(a)	360	363,157
4.85%, 06/11/29	685	690,290
4.90%, 06/11/27	510	516,019
4.90%, 03/03/28(a)	670	677,408
4.95%, 06/06/25	475	476,170
4.95%, 07/14/28	1,280	1,297,604
5.05%, 03/03/26	555	559,293
21
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.15%, 03/03/25(a)	$50	$50,035
5.15%, 09/08/26	215	218,056
nVent Finance SARL, 4.55%, 04/15/28	425	421,199
Otis Worldwide Corp.
2.06%, 04/05/25	895	883,790
2.29%, 04/05/27	390	369,791
5.25%, 08/16/28	615	626,175
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	521	514,193
3.45%, 11/15/26	695	677,787
4.70%, 09/15/28	970	965,563
Xylem Inc./New York
1.95%, 01/30/28	205	189,061
3.25%, 11/01/26	470	456,378
		40,505,204
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25	589	584,498
2.25%, 09/19/26	595	568,906
2.38%, 08/26/29	695	625,551
2.65%, 04/15/25(a)	468	462,833
2.88%, 10/15/27	490	466,932
3.00%, 08/07/25(a)	440	434,452
3.38%, 03/01/29	550	521,308
3.63%, 09/14/28(a)	510	492,419
Carlisle Companies Inc., 3.75%, 12/01/27	135	131,247
Eaton Corp.
3.10%, 09/15/27	205	197,719
4.35%, 05/18/28	485	483,103
Illinois Tool Works Inc., 2.65%, 11/15/26	842	813,837
Parker-Hannifin Corp.
3.25%, 03/01/27	475	461,032
3.25%, 06/14/29	730	685,489
3.30%, 11/21/24	604	603,263
4.25%, 09/15/27	790	782,548
4.50%, 09/15/29(a)	780	773,964
Teledyne Technologies Inc., 2.25%, 04/01/28	550	507,267
		9,596,368
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	900	790,232
3.75%, 02/15/28	930	885,621
4.20%, 03/15/28	1,142	1,100,445
4.91%, 07/23/25	888	887,003
5.05%, 03/30/29	925	906,474
6.10%, 06/01/29	1,045	1,067,767
6.15%, 11/10/26	970	990,785
Comcast Corp.
2.35%, 01/15/27	1,299	1,240,350
3.15%, 03/01/26	1,605	1,575,066
3.15%, 02/15/28	1,620	1,547,109
3.30%, 02/01/27	1,158	1,128,532
3.30%, 04/01/27	675	656,461
3.38%, 08/15/25(a)	772	764,260
3.55%, 05/01/28	227	218,874
3.95%, 10/15/25	1,245	1,238,405
4.15%, 10/15/28	3,215	3,153,157
4.55%, 01/15/29	95	94,637
5.10%, 06/01/29	750	761,905
Security	Par (000)	Value
Media (continued)
5.35%, 11/15/27	$540	$552,959
Discovery Communications LLC
3.95%, 03/20/28	1,377	1,301,594
4.13%, 05/15/29(a)	580	538,368
4.90%, 03/11/26	610	606,536
FactSet Research Systems Inc., 2.90%, 03/01/27	440	421,797
Fox Corp.
3.05%, 04/07/25	564	560,074
4.71%, 01/25/29	1,375	1,367,043
Paramount Global
2.90%, 01/15/27(a)	471	447,701
3.38%, 02/15/28(a)	170	158,714
3.70%, 06/01/28	305	285,581
4.20%, 06/01/29(a)	300	280,681
Thomson Reuters Corp., 3.35%, 05/15/26	515	504,678
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	876	837,519
2.95%, 06/15/27(a)	635	610,807
3.00%, 02/13/26	879	862,014
3.15%, 09/17/25	590	583,171
Walt Disney Co. (The)
1.75%, 01/13/26	1,218	1,178,442
2.00%, 09/01/29	1,450	1,287,368
2.20%, 01/13/28(a)	295	275,416
3.35%, 03/24/25(a)	749	744,416
3.70%, 10/15/25	606	601,857
3.70%, 03/23/27	625	615,354
		33,629,173
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25(a)	828	821,569
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	835	839,630
4.88%, 02/27/26(a)	875	878,442
5.10%, 09/08/28	645	655,068
5.25%, 09/08/26	750	759,074
Freeport-McMoRan Inc., 4.55%, 11/14/24	515	514,792
Kinross Gold Corp., 4.50%, 07/15/27	205	202,877
Newmont Corp., 2.80%, 10/01/29	535	489,522
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 03/15/26	665	670,911
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	830	897,865
		5,908,181
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	770	736,377
3.25%, 02/15/29	485	448,106
3.28%, 12/01/28	380	353,864
4.25%, 04/01/28(a)	430	419,303
		1,957,650
Oil & Gas — 2.4%
BP Capital Markets America Inc.
3.02%, 01/16/27	688	665,729
3.12%, 05/04/26	827	809,593
3.41%, 02/11/26	840	828,324
3.54%, 04/06/27	375	366,510
3.59%, 04/14/27	525	512,718
3.80%, 09/21/25(a)	780	775,195
3.94%, 09/21/28(a)	1,065	1,035,203
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.23%, 11/06/28	$1,655	$1,628,870
4.70%, 04/10/29(a)	925	921,922
4.97%, 10/17/29	555	559,429
5.02%, 11/17/27	655	663,971
BP Capital Markets PLC
3.28%, 09/19/27	922	890,829
3.72%, 11/28/28	215	207,234
Canadian Natural Resources Ltd.
2.05%, 07/15/25	562	550,622
3.85%, 06/01/27	1,000	977,590
3.90%, 02/01/25(a)	478	476,358
Chevron Corp.
1.55%, 05/11/25	1,304	1,284,462
2.00%, 05/11/27	1,005	948,140
2.95%, 05/16/26	1,810	1,771,974
3.33%, 11/17/25	864	853,696
Chevron USA Inc.
0.69%, 08/12/25	523	507,733
1.02%, 08/12/27	490	448,272
3.85%, 01/15/28	160	157,732
3.90%, 11/15/24	547	546,637
ConocoPhillips Co., 6.95%, 04/15/29	840	919,297
Continental Resources Inc./OK, 4.38%, 01/15/28	765	741,847
Coterra Energy Inc., 3.90%, 05/15/27	30	29,221
Diamondback Energy Inc.
3.25%, 12/01/26	655	635,818
5.20%, 04/18/27	635	640,955
EOG Resources Inc.
3.15%, 04/01/25(a)	495	491,411
4.15%, 01/15/26	760	755,446
EQT Corp.
3.90%, 10/01/27(a)	950	924,023
5.70%, 04/01/28	305	310,787
Equinor ASA
1.75%, 01/22/26	290	280,626
2.88%, 04/06/25(a)	704	697,992
3.00%, 04/06/27(a)	250	242,164
3.25%, 11/10/24	220	219,929
3.63%, 09/10/28	700	678,485
Exxon Mobil Corp.
2.28%, 08/16/26	850	819,681
2.44%, 08/16/29(a)	950	867,050
2.71%, 03/06/25(a)	1,140	1,131,853
2.99%, 03/19/25	1,073	1,064,434
3.04%, 03/01/26	1,985	1,948,518
3.29%, 03/19/27	775	758,896
Hess Corp., 4.30%, 04/01/27	792	784,438
Marathon Oil Corp.
4.40%, 07/15/27	805	798,425
5.30%, 04/01/29	410	417,423
Marathon Petroleum Corp.
4.70%, 05/01/25	1,036	1,034,892
5.13%, 12/15/26	615	618,409
Occidental Petroleum Corp.
5.00%, 08/01/27(a)	635	635,246
5.20%, 08/01/29	1,115	1,110,899
5.55%, 03/15/26	225	226,425
5.88%, 09/01/25	170	170,615
6.38%, 09/01/28(a)	415	429,582
Security	Par (000)	Value
Oil & Gas (continued)
Ovintiv Inc.
5.65%, 05/15/25	$615	$617,132
5.65%, 05/15/28	540	547,618
Phillips 66
1.30%, 02/15/26	510	488,865
3.85%, 04/09/25	581	577,869
3.90%, 03/15/28	670	651,923
Phillips 66 Co., 4.95%, 12/01/27	535	539,799
Pioneer Natural Resources Co.
1.13%, 01/15/26	775	744,544
5.10%, 03/29/26	415	418,095
Shell International Finance BV
2.00%, 11/07/24	358	357,771
2.50%, 09/12/26	855	824,000
2.88%, 05/10/26	1,595	1,557,616
3.25%, 05/11/25	1,410	1,400,765
3.88%, 11/13/28	1,030	1,003,781
TotalEnergies Capital International SA
2.43%, 01/10/25	609	605,637
3.46%, 02/19/29	920	881,209
TotalEnergies Capital SA, 3.88%, 10/11/28	695	677,891
Valero Energy Corp.
2.15%, 09/15/27	160	149,425
4.35%, 06/01/28(a)	505	497,559
		51,315,029
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	530	504,236
3.34%, 12/15/27	1,075	1,034,145
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25(a)	565	550,498
Schlumberger Investment SA, 4.50%, 05/15/28	425	424,074
		2,512,953
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26	610	598,928
Amcor Flexibles North America Inc., 4.00%, 05/17/25	541	537,160
Amcor Group Finance PLC, 5.45%, 05/23/29	300	304,421
Berry Global Inc.
1.57%, 01/15/26	925	887,675
5.50%, 04/15/28(a)	425	429,018
Packaging Corp. of America, 3.40%, 12/15/27(a)	25	24,072
Sonoco Products Co.
4.45%, 09/01/26	125	124,163
4.60%, 09/01/29	410	399,525
WRKCo Inc.
3.38%, 09/15/27	80	76,918
3.75%, 03/15/25	727	722,852
3.90%, 06/01/28	190	183,265
4.00%, 03/15/28	670	650,846
4.65%, 03/15/26	795	791,570
4.90%, 03/15/29	585	582,778
		6,313,191
Pharmaceuticals — 4.6%
AbbVie Inc.
2.60%, 11/21/24	2,465	2,461,527
2.95%, 11/21/26	3,055	2,961,555
3.20%, 05/14/26	1,630	1,599,200
3.60%, 05/14/25	2,030	2,017,557
23
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.80%, 03/15/25	$1,760	$1,753,058
4.25%, 11/14/28(a)	1,320	1,307,731
4.80%, 03/15/27	1,775	1,786,339
4.80%, 03/15/29	1,825	1,838,402
Astrazeneca Finance LLC
1.20%, 05/28/26	652	620,332
1.75%, 05/28/28	1,020	928,411
4.80%, 02/26/27	810	817,040
4.85%, 02/26/29	1,075	1,084,583
4.88%, 03/03/28	920	929,023
AstraZeneca PLC
0.70%, 04/08/26	560	531,466
3.13%, 06/12/27	360	348,981
3.38%, 11/16/25	1,727	1,708,199
4.00%, 01/17/29	650	636,574
Becton Dickinson & Co.
3.70%, 06/06/27	1,385	1,353,118
3.73%, 12/15/24	610	609,089
4.69%, 02/13/28(a)	680	679,631
4.87%, 02/08/29	300	300,028
5.08%, 06/07/29	465	470,237
Bristol-Myers Squibb Co.
0.75%, 11/13/25	805	774,369
1.13%, 11/13/27(a)	440	398,674
3.20%, 06/15/26	1,394	1,367,395
3.25%, 02/27/27	580	565,165
3.40%, 07/26/29(a)	1,785	1,694,635
3.45%, 11/15/27(a)	600	584,170
3.88%, 08/15/25	75	74,545
3.90%, 02/20/28	1,300	1,276,144
4.90%, 02/22/27	415	418,855
4.90%, 02/22/29(a)	1,345	1,361,201
4.95%, 02/20/26	740	744,661
Cardinal Health Inc.
3.41%, 06/15/27	855	828,440
3.75%, 09/15/25	520	516,178
5.13%, 02/15/29(a)	510	514,693
Cencora Inc.
3.25%, 03/01/25	515	512,583
3.45%, 12/15/27	255	246,088
CVS Health Corp.
1.30%, 08/21/27	1,790	1,622,319
2.88%, 06/01/26	1,354	1,311,952
3.00%, 08/15/26	595	575,828
3.25%, 08/15/29	1,275	1,171,444
3.63%, 04/01/27	605	587,191
3.88%, 07/20/25	2,182	2,165,877
4.10%, 03/25/25	712	709,939
4.30%, 03/25/28	3,655	3,558,890
5.00%, 02/20/26	1,146	1,146,125
5.00%, 01/30/29	710	707,500
5.40%, 06/01/29(a)	915	923,020
Eli Lilly & Co.
2.75%, 06/01/25	522	516,631
3.38%, 03/15/29(a)	610	583,808
4.15%, 08/14/27	610	607,425
4.20%, 08/14/29	805	793,672
4.50%, 02/09/27	840	841,659
4.50%, 02/09/29	810	810,511
5.00%, 02/27/26	560	560,179
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(a)	$883	$878,218
3.88%, 05/15/28	1,455	1,425,307
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	727	691,402
Johnson & Johnson
0.55%, 09/01/25(a)	777	753,024
0.95%, 09/01/27(a)	980	896,099
2.45%, 03/01/26	1,735	1,691,887
2.63%, 01/15/25	231	230,122
2.90%, 01/15/28	1,375	1,318,934
2.95%, 03/03/27	910	883,801
4.80%, 06/01/29	820	833,042
McKesson Corp.
0.90%, 12/03/25	465	446,945
1.30%, 08/15/26	445	420,425
4.25%, 09/15/29	380	372,423
Mead Johnson Nutrition Co., 4.13%, 11/15/25	749	745,449
Merck & Co. Inc.
0.75%, 02/24/26	934	891,058
1.70%, 06/10/27	1,210	1,133,208
1.90%, 12/10/28(a)	770	697,211
2.75%, 02/10/25	1,070	1,064,101
3.40%, 03/07/29	1,225	1,171,617
4.05%, 05/17/28(a)	450	446,317
Mylan Inc., 4.55%, 04/15/28	744	729,976
Novartis Capital Corp.
1.75%, 02/14/25(a)	586	580,865
2.00%, 02/14/27	590	561,328
3.00%, 11/20/25	1,468	1,447,944
3.10%, 05/17/27	945	918,265
3.80%, 09/18/29	789	763,783
Pfizer Inc.
0.80%, 05/28/25	629	616,240
2.75%, 06/03/26	958	933,081
3.00%, 12/15/26	1,390	1,349,815
3.45%, 03/15/29	1,210	1,159,030
3.60%, 09/15/28(a)	950	922,873
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,835	1,831,893
4.45%, 05/19/28	2,975	2,962,404
4.65%, 05/19/25(a)	2,364	2,361,932
Pharmacia LLC, 6.60%, 12/01/28	380	406,693
Sanofi SA, 3.63%, 06/19/28	790	768,607
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	62	60,536
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,415	1,427,192
Utah Acquisition Sub Inc., 3.95%, 06/15/26(a)	1,230	1,209,746
Viatris Inc., 2.30%, 06/22/27(a)	615	573,366
Zoetis Inc.
3.00%, 09/12/27	355	340,127
3.90%, 08/20/28	204	198,696
4.50%, 11/13/25	815	812,944
5.40%, 11/14/25	420	422,642
		98,164,415
Pipelines — 3.0%
Boardwalk Pipelines LP
4.45%, 07/15/27	280	276,956
4.80%, 05/03/29(a)	340	336,108
4.95%, 12/15/24	378	377,325
5.95%, 06/01/26	580	586,537
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	$985	$991,446
Cheniere Energy Inc., 4.63%, 10/15/28	1,390	1,361,658
Cheniere Energy Partners LP, 4.50%, 10/01/29	1,175	1,132,818
Columbia Pipeline Group Inc., 4.50%, 06/01/25	854	850,849
DCP Midstream Operating LP
5.13%, 05/15/29(a)	415	417,814
5.38%, 07/15/25	511	511,370
5.63%, 07/15/27	405	412,174
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24	339	338,591
Enbridge Energy Partners LP, 5.88%, 10/15/25(a)	484	487,621
Enbridge Inc.
1.60%, 10/04/26(a)	423	398,696
2.50%, 01/15/25	397	395,131
2.50%, 02/14/25	385	382,618
3.70%, 07/15/27	425	414,452
4.25%, 12/01/26	570	565,099
5.25%, 04/05/27	295	298,965
5.30%, 04/05/29	525	532,730
5.90%, 11/15/26	595	607,776
6.00%, 11/15/28	540	563,137
Energy Transfer LP
2.90%, 05/15/25	868	858,399
3.90%, 07/15/26	450	443,736
4.00%, 10/01/27	195	190,796
4.05%, 03/15/25	861	857,410
4.15%, 09/15/29	445	428,246
4.20%, 04/15/27(a)	475	468,424
4.40%, 03/15/27(a)	565	560,482
4.75%, 01/15/26	803	802,072
4.95%, 05/15/28	705	706,218
4.95%, 06/15/28(a)	985	986,727
5.25%, 04/15/29	1,045	1,053,980
5.25%, 07/01/29	825	833,018
5.50%, 06/01/27	760	771,399
5.55%, 02/15/28	855	873,273
5.75%, 04/01/25	20	19,997
6.05%, 12/01/26	780	799,577
6.10%, 12/01/28	305	318,142
Enterprise Products Operating LLC
3.13%, 07/31/29	910	848,906
3.70%, 02/15/26	755	748,039
3.75%, 02/15/25	518	516,199
3.95%, 02/15/27	590	581,468
4.15%, 10/16/28	825	808,428
4.60%, 01/11/27(a)	520	520,297
5.05%, 01/10/26	670	673,806
Kinder Morgan Inc.
1.75%, 11/15/26(a)	455	429,601
4.30%, 06/01/25	1,205	1,200,642
4.30%, 03/01/28	980	965,221
5.00%, 02/01/29	850	850,096
5.10%, 08/01/29(a)	450	451,909
MPLX LP
1.75%, 03/01/26	1,235	1,186,198
4.00%, 02/15/25(a)	488	486,317
4.00%, 03/15/28	1,065	1,036,502
4.13%, 03/01/27	1,010	995,694
4.25%, 12/01/27	465	457,627
4.80%, 02/15/29(a)	510	507,104
Security	Par (000)	Value
Pipelines (continued)
4.88%, 12/01/24	$942	$941,486
4.88%, 06/01/25	1,127	1,125,676
ONEOK Inc.
3.40%, 09/01/29	595	554,046
4.00%, 07/13/27(a)	435	426,275
4.35%, 03/15/29	470	457,927
4.40%, 10/15/29	450	438,241
4.55%, 07/15/28	610	602,889
5.00%, 03/01/26	552	552,775
5.55%, 11/01/26	675	684,123
5.65%, 11/01/28	595	610,726
5.85%, 01/15/26	525	530,230
ONEOK Partners LP, 4.90%, 03/15/25	412	411,807
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	735	735,000
4.50%, 12/15/26(a)	635	632,160
4.65%, 10/15/25(a)	899	897,265
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,035	1,014,511
5.00%, 03/15/27	1,245	1,247,863
5.63%, 03/01/25	539	539,035
5.88%, 06/30/26	1,242	1,255,720
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	100	99,494
5.03%, 10/01/29(b)	725	712,940
Spectra Energy Partners LP
3.38%, 10/15/26	470	457,599
3.50%, 03/15/25	437	435,053
Targa Resources Corp.
5.20%, 07/01/27	610	617,185
6.15%, 03/01/29	725	756,892
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	470	468,304
6.50%, 07/15/27	750	756,833
TransCanada PipeLines Ltd.
4.25%, 05/15/28	1,095	1,073,834
4.88%, 01/15/26	771	770,594
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	887	912,534
Western Midstream Operating LP
3.10%, 02/01/25	605	602,063
6.35%, 01/15/29	420	437,163
Williams Companies Inc. (The)
3.75%, 06/15/27	1,115	1,088,545
3.90%, 01/15/25	600	598,890
4.00%, 09/15/25(a)	607	602,394
4.90%, 03/15/29	770	768,170
5.30%, 08/15/28	785	797,283
5.40%, 03/02/26	855	860,913
		62,950,259
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25(a)	582	580,617
CBRE Services Inc.
4.88%, 03/01/26	555	554,561
5.50%, 04/01/29(a)	395	405,245
		1,540,423
Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25	538	534,296
25
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Homes 4 Rent LP, 4.25%, 02/15/28	$395	$386,335
American Tower Corp.
1.30%, 09/15/25	400	387,905
1.45%, 09/15/26	555	522,293
1.50%, 01/31/28	590	531,271
1.60%, 04/15/26	590	563,553
2.40%, 03/15/25	599	593,491
2.75%, 01/15/27(a)	455	436,288
2.95%, 01/15/25	537	535,001
3.38%, 10/15/26	760	741,628
3.55%, 07/15/27	795	770,006
3.60%, 01/15/28	590	568,327
3.65%, 03/15/27	530	516,497
3.80%, 08/15/29	1,315	1,249,919
3.95%, 03/15/29	90	86,540
4.00%, 06/01/25(a)	628	624,919
4.40%, 02/15/26(a)	428	425,874
5.20%, 02/15/29	275	278,046
5.25%, 07/15/28	670	678,155
5.50%, 03/15/28	585	595,976
5.80%, 11/15/28	635	655,293
AvalonBay Communities Inc., 3.45%, 06/01/25(a)	448	444,977
Boston Properties LP
2.75%, 10/01/26(a)	879	842,045
3.20%, 01/15/25(a)	684	681,035
3.40%, 06/21/29	555	509,923
3.65%, 02/01/26	973	955,344
4.50%, 12/01/28(a)	650	631,270
6.75%, 12/01/27	485	505,876
Brixmor Operating Partnership LP
3.85%, 02/01/25	255	254,070
4.13%, 06/15/26	675	665,880
4.13%, 05/15/29	575	552,534
Camden Property Trust
3.15%, 07/01/29	425	397,354
5.85%, 11/03/26(a)	135	138,236
Crown Castle Inc.
1.05%, 07/15/26	814	764,037
1.35%, 07/15/25	490	478,173
2.90%, 03/15/27	915	875,683
3.65%, 09/01/27	765	741,021
3.70%, 06/15/26	630	618,004
3.80%, 02/15/28	960	926,682
4.00%, 03/01/27	165	162,285
4.30%, 02/15/29	430	417,942
4.45%, 02/15/26	810	805,906
4.80%, 09/01/28	405	403,070
4.90%, 09/01/29	375	372,107
5.00%, 01/11/28(a)	905	905,835
5.60%, 06/01/29(a)	535	548,317
CubeSmart LP, 2.25%, 12/15/28(a)	330	297,903
Digital Realty Trust LP
3.60%, 07/01/29	685	649,551
3.70%, 08/15/27	740	720,010
4.45%, 07/15/28	480	473,805
5.55%, 01/15/28(a)	660	674,017
Equinix Inc.
1.00%, 09/15/25	746	720,691
1.25%, 07/15/25	413	402,629
1.45%, 05/15/26	596	568,067
1.55%, 03/15/28	495	446,323
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.80%, 07/15/27	$335	$310,776
2.63%, 11/18/24	711	710,117
2.90%, 11/18/26	500	483,219
ERP Operating LP
2.85%, 11/01/26	560	542,210
3.00%, 07/01/29	420	389,828
3.50%, 03/01/28	125	120,648
Essex Portfolio LP
3.50%, 04/01/25(a)	601	597,396
4.00%, 03/01/29	265	255,150
Extra Space Storage LP
3.50%, 07/01/26	694	680,339
5.70%, 04/01/28	370	378,958
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25	746	745,004
5.30%, 01/15/29	545	544,071
5.38%, 04/15/26	888	888,464
5.75%, 06/01/28	385	390,412
Healthcare Realty Holdings LP
3.50%, 08/01/26	350	341,602
3.75%, 07/01/27	345	334,373
Healthpeak OP LLC
2.13%, 12/01/28(a)	410	369,924
3.25%, 07/15/26(a)	757	739,576
3.50%, 07/15/29	490	461,835
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25	490	486,911
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	470	426,021
Kimco Realty OP LLC
2.80%, 10/01/26	435	419,956
3.30%, 02/01/25	597	594,225
Mid-America Apartments LP
3.60%, 06/01/27	435	425,346
3.95%, 03/15/29	400	388,019
Omega Healthcare Investors Inc.
3.63%, 10/01/29	365	338,108
4.50%, 04/01/27	465	459,077
4.75%, 01/15/28	345	340,197
5.25%, 01/15/26	665	665,401
Prologis LP
2.13%, 04/15/27	310	293,104
4.88%, 06/15/28	560	564,605
Public Storage Operating Co.
0.88%, 02/15/26	600	572,893
1.50%, 11/09/26	675	637,303
1.85%, 05/01/28(a)	610	557,208
1.95%, 11/09/28	170	153,451
3.09%, 09/15/27	105	101,095
3.39%, 05/01/29	325	308,589
5.13%, 01/15/29(a)	505	515,742
Realty Income Corp.
3.00%, 01/15/27(a)	545	526,219
3.25%, 06/15/29(a)	370	346,412
3.40%, 01/15/28	455	438,488
3.65%, 01/15/28	370	358,917
3.88%, 04/15/25	555	552,808
3.95%, 08/15/27	450	443,338
4.13%, 10/15/26	560	554,819
4.63%, 11/01/25(a)	405	404,585
4.88%, 06/01/26	610	611,568
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.05%, 01/13/26	$355	$353,938
Regency Centers LP, 3.60%, 02/01/27	540	525,480
Sabra Health Care LP, 5.13%, 08/15/26	540	540,200
Simon Property Group LP
1.38%, 01/15/27(a)	930	869,280
1.75%, 02/01/28	520	476,357
2.45%, 09/13/29	960	865,086
3.25%, 11/30/26	330	321,353
3.30%, 01/15/26	805	792,260
3.38%, 06/15/27(a)	275	267,587
3.38%, 12/01/27(a)	285	275,842
3.50%, 09/01/25(a)	907	898,202
Sun Communities Operating LP, 5.50%, 01/15/29	360	363,137
Ventas Realty LP
3.50%, 02/01/25	498	495,790
4.00%, 03/01/28	470	457,838
4.13%, 01/15/26	358	354,493
4.40%, 01/15/29	590	576,947
VICI Properties LP
4.38%, 05/15/25	410	408,401
4.75%, 02/15/28	965	956,281
Welltower OP LLC
2.05%, 01/15/29	385	345,695
2.70%, 02/15/27	570	548,601
4.00%, 06/01/25	1,151	1,145,381
4.13%, 03/15/29	310	302,449
4.25%, 04/01/26	810	804,362
4.25%, 04/15/28(a)	570	560,677
Weyerhaeuser Co., 4.75%, 05/15/26	770	769,183
		67,275,342
Retail — 2.4%
AutoZone Inc.
3.63%, 04/15/25	475	472,744
3.75%, 06/01/27(a)	450	440,189
5.10%, 07/15/29(a)	435	439,218
6.25%, 11/01/28(a)	385	404,905
Best Buy Co. Inc., 4.45%, 10/01/28(a)	325	320,904
Costco Wholesale Corp.
1.38%, 06/20/27	940	870,740
3.00%, 05/18/27	730	707,929
Dollar General Corp.
3.88%, 04/15/27(a)	435	425,783
4.13%, 05/01/28	375	365,462
4.15%, 11/01/25	439	435,500
4.63%, 11/01/27(a)	440	437,099
5.20%, 07/05/28(a)	370	372,833
Dollar Tree Inc.
4.00%, 05/15/25	845	839,687
4.20%, 05/15/28	1,005	975,131
Genuine Parts Co.
1.75%, 02/01/25	365	361,809
4.95%, 08/15/29	560	555,122
Home Depot Inc. (The)
0.90%, 03/15/28(a)	360	320,906
1.50%, 09/15/28(a)	875	782,641
2.13%, 09/15/26(a)	860	824,708
2.50%, 04/15/27	535	512,069
2.70%, 04/15/25(a)	435	431,290
2.80%, 09/14/27	205	196,335
2.88%, 04/15/27	630	608,473
2.95%, 06/15/29	1,335	1,245,663
Security	Par (000)	Value
Retail (continued)
3.00%, 04/01/26(a)	$1,047	$1,026,439
3.35%, 09/15/25	713	705,801
3.90%, 12/06/28	562	550,038
4.00%, 09/15/25(a)	615	612,113
4.75%, 06/25/29	990	997,174
4.88%, 06/25/27(a)	620	627,624
4.90%, 04/15/29	600	608,261
4.95%, 09/30/26	435	439,625
5.10%, 12/24/25	15	15,112
5.13%, 04/30/25	395	396,519
5.15%, 06/25/26	920	931,333
Lowe's Companies Inc.
1.30%, 04/15/28	820	732,211
1.70%, 09/15/28	780	698,723
2.50%, 04/15/26	1,151	1,119,148
3.10%, 05/03/27	1,015	979,328
3.35%, 04/01/27	755	733,579
3.38%, 09/15/25	601	593,775
3.65%, 04/05/29	1,085	1,036,181
4.00%, 04/15/25(a)	594	592,011
4.40%, 09/08/25(a)	800	798,225
4.80%, 04/01/26	803	804,820
McDonald's Corp.
1.45%, 09/01/25(a)	430	418,601
2.63%, 09/01/29	810	739,477
3.30%, 07/01/25(a)	626	620,382
3.38%, 05/26/25(a)	525	520,890
3.50%, 03/01/27	650	634,725
3.50%, 07/01/27	780	759,388
3.70%, 01/30/26	1,368	1,353,779
3.80%, 04/01/28(a)	770	750,111
4.80%, 08/14/28	480	482,686
5.00%, 05/17/29	275	278,528
O'Reilly Automotive Inc.
3.55%, 03/15/26	458	450,612
3.60%, 09/01/27	615	598,233
3.90%, 06/01/29	300	289,489
4.35%, 06/01/28(a)	365	360,644
5.75%, 11/20/26	340	346,685
Ross Stores Inc.
0.88%, 04/15/26	477	451,923
4.60%, 04/15/25	560	559,413
Starbucks Corp.
2.00%, 03/12/27	415	391,558
2.45%, 06/15/26	400	387,378
3.50%, 03/01/28(a)	455	440,284
3.55%, 08/15/29	715	680,916
3.80%, 08/15/25(a)	1,034	1,026,382
4.00%, 11/15/28	435	425,230
4.75%, 02/15/26	830	831,266
4.85%, 02/08/27	710	713,393
Target Corp.
1.95%, 01/15/27(a)	770	731,167
2.25%, 04/15/25	1,047	1,036,098
2.50%, 04/15/26	1,013	990,605
3.38%, 04/15/29(a)	745	711,586
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	380	339,671
2.25%, 09/15/26	765	735,605
Walmart Inc.
2.65%, 12/15/24	305	303,928
27
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.05%, 07/08/26	$670	$656,675
3.55%, 06/26/25	725	721,440
3.70%, 06/26/28	1,115	1,092,782
3.90%, 04/15/28	625	616,240
4.00%, 04/15/26(a)	565	561,962
		51,354,912
Semiconductors — 2.1%
Analog Devices Inc.
1.70%, 10/01/28	545	490,061
3.50%, 12/05/26(a)	865	848,990
Applied Materials Inc.
3.30%, 04/01/27	980	955,256
3.90%, 10/01/25	720	716,433
4.80%, 06/15/29(a)	510	514,310
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	604	581,703
3.88%, 01/15/27	2,274	2,235,808
Broadcom Inc.
1.95%, 02/15/28(b)	645	591,059
3.15%, 11/15/25	883	868,651
3.46%, 09/15/26	590	577,909
4.00%, 04/15/29(b)	600	579,319
4.11%, 09/15/28	860	839,538
4.15%, 02/15/28(a)	570	559,754
4.75%, 04/15/29	1,335	1,330,823
5.05%, 07/12/27	955	964,298
5.05%, 07/12/29	1,825	1,838,681
Intel Corp.
1.60%, 08/12/28	750	661,190
2.60%, 05/19/26	800	773,281
3.15%, 05/11/27	845	809,522
3.40%, 03/25/25	845	839,302
3.70%, 07/29/25	1,784	1,768,216
3.75%, 03/25/27	840	817,893
3.75%, 08/05/27	820	795,264
4.00%, 08/05/29	450	429,538
4.88%, 02/10/26	1,189	1,189,489
4.88%, 02/10/28	1,300	1,293,897
KLA Corp.
4.10%, 03/15/29(a)	520	510,053
4.65%, 11/01/24	622	622,000
Lam Research Corp.
3.75%, 03/15/26	658	651,046
3.80%, 03/15/25	488	486,882
4.00%, 03/15/29	735	719,349
Marvell Technology Inc.
1.65%, 04/15/26	526	502,299
2.45%, 04/15/28	560	516,073
5.75%, 02/15/29	320	329,293
Microchip Technology Inc.
4.25%, 09/01/25	925	920,478
5.05%, 03/15/29	625	627,129
Micron Technology Inc.
4.19%, 02/15/27	750	740,520
4.98%, 02/06/26	535	536,157
5.33%, 02/06/29	505	510,994
5.38%, 04/15/28	470	476,785
NVIDIA Corp.
1.55%, 06/15/28	965	876,655
3.20%, 09/16/26	795	778,833
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26	$440	$442,678
5.55%, 12/01/28	275	281,177
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25(a)	512	506,472
3.15%, 05/01/27	270	259,913
3.88%, 06/18/26	615	606,975
4.30%, 06/18/29	745	724,486
4.40%, 06/01/27(a)	535	531,160
Qorvo Inc.
1.75%, 12/15/24	370	368,465
4.38%, 10/15/29(a)	570	537,538
Qualcomm Inc.
1.30%, 05/20/28	741	663,232
3.25%, 05/20/27	1,565	1,521,064
3.45%, 05/20/25	1,107	1,099,916
Skyworks Solutions Inc., 1.80%, 06/01/26	482	458,704
Texas Instruments Inc.
1.13%, 09/15/26	575	542,184
1.38%, 03/12/25	652	644,814
2.25%, 09/04/29	595	536,373
2.90%, 11/03/27(a)	420	402,580
4.60%, 02/08/27	255	256,244
4.60%, 02/15/28	485	488,084
4.60%, 02/08/29	260	260,815
		44,807,605
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	335	302,239
3.48%, 12/01/27	330	317,658
3.84%, 05/01/25(a)	602	598,797
		1,218,694
Software — 2.6%
Adobe Inc.
1.90%, 02/01/25	436	432,953
2.15%, 02/01/27	720	686,198
3.25%, 02/01/25	769	765,957
4.80%, 04/04/29	545	551,816
4.85%, 04/04/27	245	247,753
Atlassian Corp., 5.25%, 05/15/29	360	364,957
Autodesk Inc., 3.50%, 06/15/27	445	433,823
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	515	503,798
Cadence Design Systems Inc., 4.30%, 09/10/29	670	657,381
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,082	1,031,764
1.65%, 03/01/28	545	492,998
Fiserv Inc.
2.25%, 06/01/27	840	791,365
3.20%, 07/01/26	1,610	1,572,232
3.50%, 07/01/29	2,040	1,927,505
3.85%, 06/01/25	824	819,250
4.20%, 10/01/28	663	649,442
5.15%, 03/15/27	440	444,638
5.38%, 08/21/28	510	520,378
5.45%, 03/02/28	710	724,465
Intuit Inc.
0.95%, 07/15/25(a)	471	459,284
1.35%, 07/15/27	355	327,264
5.13%, 09/15/28	595	607,809
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.25%, 09/15/26	$615	$623,822
Microsoft Corp.
2.40%, 08/08/26	2,212	2,140,343
2.70%, 02/12/25(a)	1,020	1,014,587
3.13%, 11/03/25	2,300	2,272,241
3.30%, 02/06/27	2,915	2,854,756
3.40%, 09/15/26	645	634,564
Oracle Corp.
1.65%, 03/25/26	2,082	1,994,181
2.30%, 03/25/28(a)	1,609	1,488,524
2.50%, 04/01/25	2,860	2,831,485
2.65%, 07/15/26	2,342	2,265,549
2.80%, 04/01/27	1,765	1,690,137
2.95%, 11/15/24	1,517	1,515,547
2.95%, 05/15/25	1,707	1,691,107
3.25%, 11/15/27	2,200	2,112,377
4.20%, 09/27/29	1,360	1,324,909
4.50%, 05/06/28	460	457,620
5.80%, 11/10/25	978	988,263
Roper Technologies Inc.
1.00%, 09/15/25	603	584,642
1.40%, 09/15/27	120	110,260
2.95%, 09/15/29	547	503,186
3.80%, 12/15/26	569	560,866
4.20%, 09/15/28	565	555,035
4.50%, 10/15/29	395	388,901
Salesforce Inc.
1.50%, 07/15/28	785	707,719
3.70%, 04/11/28(a)	1,125	1,100,461
Take-Two Interactive Software Inc.
3.55%, 04/14/25	525	521,696
3.70%, 04/14/27	750	732,796
4.95%, 03/28/28	570	572,033
5.00%, 03/28/26	525	526,847
VMware LLC
1.40%, 08/15/26	1,190	1,122,159
1.80%, 08/15/28	565	505,743
3.90%, 08/21/27	950	928,879
4.50%, 05/15/25	657	656,125
4.65%, 05/15/27	410	409,135
Workday Inc.
3.50%, 04/01/27	860	839,004
3.70%, 04/01/29	530	508,106
		54,746,635
Telecommunications — 2.8%
AT&T Inc.
1.65%, 02/01/28	1,710	1,553,767
1.70%, 03/25/26	2,350	2,253,965
2.30%, 06/01/27	1,947	1,839,887
3.80%, 02/15/27	725	711,862
4.10%, 02/15/28(a)	1,469	1,441,895
4.25%, 03/01/27	1,265	1,256,136
4.35%, 03/01/29	1,950	1,921,626
5.54%, 02/20/26	1,390	1,389,651
British Telecommunications PLC, 5.13%, 12/04/28	255	257,176
Cisco Systems Inc.
2.50%, 09/20/26	1,238	1,198,635
2.95%, 02/28/26	625	613,362
3.50%, 06/15/25(a)	470	467,796
4.80%, 02/26/27	1,415	1,424,588
4.85%, 02/26/29	1,815	1,836,001
Security	Par (000)	Value
Telecommunications (continued)
4.90%, 02/26/26	$810	$815,197
Motorola Solutions Inc.
4.60%, 02/23/28	575	573,500
4.60%, 05/23/29	565	559,801
Nokia OYJ, 4.38%, 06/12/27	285	279,716
Rogers Communications Inc.
2.90%, 11/15/26	210	202,265
2.95%, 03/15/25	654	648,918
3.20%, 03/15/27(a)	1,015	979,705
3.63%, 12/15/25	714	703,664
5.00%, 02/15/29	705	705,335
Sprint Capital Corp., 6.88%, 11/15/28	1,930	2,070,394
Sprint LLC
7.63%, 02/15/25	1,325	1,325,858
7.63%, 03/01/26	1,250	1,281,462
Telefonica Emisiones SA, 4.10%, 03/08/27	931	917,919
TELUS Corp.
2.80%, 02/16/27	710	679,260
3.70%, 09/15/27	395	383,900
T-Mobile USA Inc.
1.50%, 02/15/26	700	672,204
2.05%, 02/15/28	1,270	1,166,671
2.25%, 02/15/26	1,560	1,511,708
2.40%, 03/15/29	345	312,851
2.63%, 04/15/26	345	334,577
2.63%, 02/15/29	715	652,877
3.38%, 04/15/29	1,785	1,676,355
3.50%, 04/15/25	2,242	2,227,089
3.75%, 04/15/27	3,240	3,171,617
4.20%, 10/01/29	605	588,638
4.75%, 02/01/28	1,225	1,221,146
4.80%, 07/15/28	610	610,522
4.85%, 01/15/29	535	535,069
4.95%, 03/15/28	909	913,572
5.38%, 04/15/27	270	271,999
Verizon Communications Inc.
0.85%, 11/20/25	1,141	1,097,967
1.45%, 03/20/26	1,453	1,391,921
2.10%, 03/22/28	1,615	1,481,830
2.63%, 08/15/26	1,375	1,328,871
3.00%, 03/22/27	835	804,930
3.50%, 11/01/24	1,065	1,065,000
3.88%, 02/08/29(a)	730	705,621
4.13%, 03/16/27(a)	2,555	2,524,217
4.33%, 09/21/28	2,745	2,707,708
Vodafone Group PLC, 4.38%, 05/30/28(a)	559	556,925
		59,825,126
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24	449	448,269
3.50%, 09/15/27	110	106,327
3.55%, 11/19/26	710	691,950
		1,246,546
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	509	505,513
3.25%, 06/15/27	435	422,999
Canadian National Railway Co., 2.75%, 03/01/26(a)	527	514,660
29
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Canadian Pacific Railway Co.
1.35%, 12/02/24	$1,265	$1,260,914
1.75%, 12/02/26	875	825,455
2.90%, 02/01/25	659	655,350
4.00%, 06/01/28(a)	385	376,525
CSX Corp.
2.60%, 11/01/26	400	385,637
3.25%, 06/01/27	759	736,393
3.35%, 11/01/25	605	597,840
3.80%, 03/01/28	640	624,130
4.25%, 03/15/29	705	693,979
FedEx Corp.
3.10%, 08/05/29	720	668,365
3.25%, 04/01/26	717	702,869
3.40%, 02/15/28	410	394,623
Norfolk Southern Corp.
2.90%, 06/15/26	330	321,311
3.80%, 08/01/28	470	457,374
Ryder System Inc.
5.25%, 06/01/28	505	511,524
5.38%, 03/15/29	315	320,333
5.65%, 03/01/28	355	363,977
Union Pacific Corp.
2.15%, 02/05/27	475	452,385
2.75%, 03/01/26	570	556,902
3.00%, 04/15/27(a)	255	246,343
3.25%, 08/15/25	445	440,583
3.70%, 03/01/29(a)	540	522,037
3.75%, 07/15/25	431	428,096
3.95%, 09/10/28	790	772,978
4.75%, 02/21/26	445	446,106
United Parcel Service Inc.
2.40%, 11/15/26	394	378,584
2.80%, 11/15/24	346	345,751
3.05%, 11/15/27	775	743,527
3.40%, 03/15/29	530	506,441
3.90%, 04/01/25	826	822,745
Walmart Inc.
1.05%, 09/17/26(a)	940	886,088
1.50%, 09/22/28	955	860,440
3.95%, 09/09/27	795	788,072
		20,536,849
Trucking & Leasing — 0.0%
GATX Corp., 4.70%, 04/01/29(a)	300	297,696
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27(a)	$435	$415,952
3.40%, 03/01/25	345	343,572
3.45%, 06/01/29	385	364,272
3.75%, 09/01/28	435	420,568
Essential Utilities Inc., 4.80%, 08/15/27	310	310,021
		1,854,385
Total Long-Term Investments — 98.4% (Cost: $2,092,169,094)		2,082,126,587
	Shares
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	139,375,245	139,472,808
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	24,180,000	24,180,000
Total Short-Term Securities — 7.7% (Cost: $163,554,940)		163,652,808
Total Investments — 106.1% (Cost: $2,255,724,034)		2,245,779,395
Liabilities in Excess of Other Assets — (6.1)%		(129,528,590)
Net Assets — 100.0%		$2,116,250,805

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,187,536	$17,251,987 (a)	$—	$14,116	$19,169	$139,472,808	139,375,245	$263,571 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,110,000	18,070,000 (a)	—	—	—	24,180,000	24,180,000	767,986	—
				$14,116	$19,169	$163,652,808		$1,031,557	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,082,126,587	$—	$2,082,126,587
Short-Term Securities
Money Market Funds	163,652,808	—	—	163,652,808
	$163,652,808	$2,082,126,587	$—	$2,245,779,395
See notes to financial statements.
31
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26(a)	$500	$475,422
2.13%, 08/15/26	420	403,982
2.25%, 06/01/31	223	193,582
2.63%, 11/15/27(a)	293	277,855
2.85%, 06/01/41	205	150,527
3.50%, 04/01/27	687	671,895
3.60%, 11/15/42	118	95,566
3.63%, 04/01/30	915	871,415
3.75%, 05/15/28	424	412,957
4.25%, 04/01/40	324	289,905
4.25%, 04/01/50	322	276,206
Lockheed Martin Corp.
2.80%, 06/15/50(a)	274	178,952
3.55%, 01/15/26	337	332,928
3.60%, 03/01/35	273	243,610
3.80%, 03/01/45	450	365,352
3.90%, 06/15/32	355	335,204
4.07%, 12/15/42	618	529,875
4.09%, 09/15/52	776	639,511
4.15%, 06/15/53	485	402,022
4.30%, 06/15/62	445	368,260
4.45%, 05/15/28(a)	200	199,694
4.50%, 02/15/29	235	234,130
4.50%, 05/15/36	275	262,533
4.70%, 05/15/46	928	853,094
4.75%, 02/15/34(a)	385	380,062
4.80%, 08/15/34	340	335,982
5.10%, 11/15/27	760	773,347
5.20%, 02/15/55	305	298,964
5.20%, 02/15/64	445	431,429
5.25%, 01/15/33(a)	475	489,041
5.70%, 11/15/54	445	470,491
5.90%, 11/15/63	305	330,046
Series B, 6.15%, 09/01/36	485	531,323
		13,105,162
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	698	673,157
2.70%, 09/15/51	495	311,967
2.90%, 03/01/32	765	671,951
3.25%, 03/27/30	705	654,835
4.50%, 08/15/33(a)	325	314,863
4.50%, 03/15/49	163	142,472
Philip Morris International Inc.
0.88%, 05/01/26	665	629,228
1.75%, 11/01/30	285	238,311
2.10%, 05/01/30	296	256,823
2.75%, 02/25/26	464	452,837
3.13%, 08/17/27(a)	230	222,141
3.13%, 03/02/28	305	290,384
3.38%, 08/15/29(a)	379	357,033
3.88%, 08/21/42	1,070	863,965
4.13%, 03/04/43	304	253,276
4.25%, 11/10/44	563	472,285
4.38%, 11/01/27	250	248,406
4.38%, 11/15/41	815	708,280
4.50%, 03/20/42	236	208,050
4.63%, 11/01/29	250	248,123
Security	Par (000)	Value
Agriculture (continued)
4.75%, 02/12/27	$280	$280,944
4.75%, 11/01/31	250	245,910
4.88%, 02/13/26	795	797,597
4.88%, 02/15/28	680	683,742
4.88%, 02/13/29	405	406,239
4.88%, 11/15/43	307	283,487
4.90%, 11/01/34	250	243,945
5.00%, 11/17/25	230	231,129
5.13%, 11/17/27	750	760,396
5.13%, 02/15/30	960	971,111
5.13%, 02/13/31	590	595,513
5.25%, 09/07/28	170	173,228
5.25%, 02/13/34	975	978,415
5.38%, 02/15/33	1,005	1,018,479
5.50%, 09/07/30	220	226,421
5.63%, 11/17/29	450	465,951
5.63%, 09/07/33	450	462,945
5.75%, 11/17/32	745	776,314
6.38%, 05/16/38	815	893,917
		18,714,070
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	250	216,777
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	122	113,261
United Airlines Pass-Through Trust
5.80%, 07/15/37(a)	701	720,427
Series 2019-2, Class AA, 2.70%, 11/01/33	276	244,387
Series 2020-1, 5.88%, 04/15/29	444	453,577
Series AA, 5.45%, 08/15/38(a)	215	218,304
		1,966,733
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26	650	625,214
2.75%, 03/27/27	641	617,305
2.85%, 03/27/30	797	729,647
3.25%, 03/27/40	472	373,826
3.38%, 11/01/46(a)	270	201,411
3.38%, 03/27/50(a)	1,175	862,485
3.63%, 05/01/43	222	179,659
3.88%, 11/01/45(a)	840	684,302
Ralph Lauren Corp., 2.95%, 06/15/30	640	582,624
		4,856,473
Auto Manufacturers — 1.8%
American Honda Finance Corp.
1.30%, 09/09/26	395	372,531
1.80%, 01/13/31(a)	200	167,223
2.00%, 03/24/28	630	577,828
2.25%, 01/12/29	220	199,518
2.30%, 09/09/26	706	678,590
2.35%, 01/08/27	177	169,189
3.50%, 02/15/28	251	242,730
4.40%, 10/05/26(a)	300	299,468
4.40%, 09/05/29	450	442,416
4.45%, 10/22/27	415	413,118
4.60%, 04/17/30(a)	545	539,147
4.70%, 01/12/28(a)	180	180,700
4.75%, 01/12/26(a)	90	90,147
4.85%, 10/23/31	355	350,628
4.90%, 03/12/27	165	166,214
Schedule of Investments
32

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.90%, 07/09/27	$225	$227,082
4.90%, 03/13/29	275	276,258
4.90%, 01/10/34(a)	470	462,925
4.95%, 01/09/26	260	261,029
5.05%, 07/10/31	400	401,481
5.13%, 07/07/28	455	461,230
5.25%, 07/07/26	1,070	1,082,308
5.65%, 11/15/28	290	299,903
5.85%, 10/04/30	200	209,719
Cummins Inc.
1.50%, 09/01/30	448	377,149
2.60%, 09/01/50	515	318,168
4.88%, 10/01/43	335	314,180
4.90%, 02/20/29(a)	495	500,557
5.15%, 02/20/34(a)	515	524,511
5.45%, 02/20/54	520	523,549
Honda Motor Co. Ltd.
2.53%, 03/10/27	715	683,823
2.97%, 03/10/32	365	323,825
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	815	964,848
PACCAR Financial Corp.
4.45%, 03/30/26	285	285,399
4.45%, 08/06/27	335	335,637
4.60%, 01/31/29(a)	275	275,857
5.00%, 05/13/27	330	334,738
5.20%, 11/09/26	25	25,413
Toyota Motor Corp.
1.34%, 03/25/26	401	383,967
2.36%, 03/25/31(a)	105	92,004
2.76%, 07/02/29	305	282,914
3.67%, 07/20/28(a)	71	69,302
5.12%, 07/13/28	350	356,397
5.12%, 07/13/33	160	165,817
5.28%, 07/13/26(a)	315	319,412
Toyota Motor Credit Corp.
0.80%, 01/09/26	180	172,331
1.13%, 06/18/26	555	526,658
1.15%, 08/13/27	435	397,476
1.65%, 01/10/31	250	208,115
1.90%, 01/13/27(a)	445	421,427
1.90%, 04/06/28	505	462,833
1.90%, 09/12/31	190	158,351
2.15%, 02/13/30	370	325,592
3.05%, 03/22/27	685	664,701
3.05%, 01/11/28	190	181,627
3.20%, 01/11/27	342	333,199
3.38%, 04/01/30	610	570,054
3.65%, 01/08/29	205	198,332
4.35%, 10/08/27	310	308,791
4.45%, 05/18/26	830	830,103
4.45%, 06/29/29	300	297,392
4.55%, 08/07/26	410	410,774
4.55%, 09/20/27	440	440,939
4.55%, 08/09/29	615	610,861
4.55%, 05/17/30	270	267,078
4.60%, 10/10/31	355	348,494
4.63%, 01/12/28	375	375,825
4.65%, 01/05/29	165	165,118
4.70%, 01/12/33(a)	315	311,690
4.80%, 01/05/26	195	195,754
Security	Par (000)	Value
Auto Manufacturers (continued)
4.80%, 01/05/34	$705	$695,532
5.00%, 08/14/26	405	408,811
5.05%, 05/16/29	385	390,183
5.10%, 03/21/31	415	420,809
5.20%, 05/15/26	435	439,838
5.25%, 09/11/28	345	352,626
5.40%, 11/10/25	355	358,359
5.40%, 11/20/26(a)	450	458,182
5.45%, 11/10/27	315	323,249
5.55%, 11/20/30	707	733,749
Series B, 5.00%, 03/19/27	255	258,039
		30,051,741
Auto Parts & Equipment — 0.0%
Magna International Inc.
2.45%, 06/15/30	436	382,510
5.50%, 03/21/33(a)	235	241,340
		623,850
Banks — 33.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	320	317,285
5.09%, 12/08/25	465	467,630
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	345	340,066
4.75%, 01/18/27	315	316,877
4.90%, 07/16/27	920	931,192
5.00%, 03/18/26	530	533,678
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	320	324,861
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	855	804,596
1.85%, 03/25/26	845	809,664
2.96%, 03/25/31	250	220,229
3.31%, 06/27/29	545	509,154
3.49%, 05/28/30	675	618,710
3.80%, 02/23/28	673	648,325
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	820	804,005
4.25%, 04/11/27	405	398,980
4.38%, 04/12/28	628	614,883
5.29%, 08/18/27	895	901,414
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	435	438,693
5.44%, 07/15/31	660	670,482
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	870	881,144
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	400	404,152
5.59%, 08/08/28	1,035	1,057,792
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	440	454,493
6.61%, 11/07/28	440	466,805
6.94%, 11/07/33	970	1,080,792
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	1,840	1,745,802
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	840	708,811
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	890	745,458
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	645	584,783
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	805	676,752
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	750	614,679
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	755	667,298
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	440	418,568
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	750	637,240
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	609	538,031
33
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	$1,300	$927,999
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	1,915	1,660,767
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	210	136,864
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	615	558,118
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	860	746,491
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	595	398,909
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	886	820,027
3.25%, 10/21/27	469	452,484
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	910	701,917
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	1,862	1,785,482
3.50%, 04/19/26	740	728,598
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	872	856,250
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	959	928,685
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	785	764,383
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	950	929,941
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	940	843,053
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	709	573,757
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	934	907,245
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	770	740,446
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	338	294,157
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,888	1,550,257
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	808	729,060
4.25%, 10/22/26	830	822,052
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	613	600,190
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	769	657,865
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	945	935,252
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)(b)	515	449,919
4.45%, 03/03/26	445	442,696
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	1,775	1,708,350
4.88%, 04/01/44	190	179,587
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	1,085	1,089,279
5.00%, 01/21/44	587	564,475
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	1,400	1,390,802
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	640	641,697
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	795	802,883
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	1,440	1,446,887
5.43%, 08/15/35, (1-day SOFR +1.913%)(b)	830	818,634
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(b)	1,275	1,293,955
5.52%, 10/25/35, (1-day SOFR + 1.738%)(b)	1,200	1,191,126
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)(b)	1,055	1,089,310
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	1,010	1,053,115
5.88%, 02/07/42	548	583,283
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	660	673,980
6.11%, 01/29/37	465	492,415
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	830	862,486
Security	Par (000)	Value
Banks (continued)
7.75%, 05/14/38	$480	$576,698
Series L, 4.18%, 11/25/27	320	314,298
Series L, 4.75%, 04/21/45	240	218,510
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	900	861,713
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	491	425,581
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(b)	275	203,303
Bank of America NA
5.53%, 08/18/26	705	717,500
6.00%, 10/15/36	375	397,229
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)(b)	365	347,993
1.25%, 09/15/26	560	526,376
2.65%, 03/08/27(a)	630	603,277
4.64%, 09/10/30, (1-day SOFR + 1.250%)(b)	375	370,501
5.20%, 02/01/28	675	685,955
5.27%, 12/11/26	525	531,857
5.30%, 06/05/26	565	571,004
5.37%, 06/04/27	325	332,316
5.51%, 06/04/31	615	629,537
5.72%, 09/25/28	615	635,952
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	705	703,827
Series H, 4.70%, 09/14/27(a)	800	801,961
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	340	324,637
1.05%, 10/15/26	255	238,725
1.65%, 07/14/28	225	202,616
1.65%, 01/28/31(a)	300	251,146
1.80%, 07/28/31(a)	195	162,513
2.05%, 01/26/27(a)	450	427,213
2.45%, 08/17/26	638	617,247
2.80%, 05/04/26	847	827,521
3.00%, 10/30/28	181	169,594
3.25%, 05/16/27	433	420,061
3.30%, 08/23/29	465	434,138
3.40%, 01/29/28	283	273,566
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	626	609,328
3.85%, 04/28/28	375	366,542
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(b)	245	241,398
4.29%, 06/13/33, (1-day SOFR + 1.418%)(b)	475	452,094
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	315	313,318
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	135	133,751
4.71%, 02/01/34, (1-day SOFR + 1.512%)(b)	330	321,309
4.89%, 07/21/28, (1-day SOFR +0.840%)(a)(b)	285	286,603
4.95%, 04/26/27, (1-day SOFR + 1.026%)(b)	1,245	1,250,913
4.97%, 04/26/34, (1-day SOFR + 1.606%)(b)	400	395,909
4.98%, 03/14/30, (1-day SOFR +1.085%)(b)	745	750,089
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	380	381,593
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	730	731,792
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	130	132,027
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)	440	453,964
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(b)	1,050	1,103,989
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	320	337,515
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	525	574,054
Schedule of Investments
34

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (The)
1.05%, 03/02/26	$590	$562,716
1.30%, 09/15/26	505	475,349
1.35%, 06/24/26	445	422,510
1.95%, 02/02/27	365	344,378
2.15%, 08/01/31	275	231,045
2.45%, 02/02/32	260	219,930
2.70%, 08/03/26	999	967,797
2.95%, 03/11/27	180	173,405
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	175	173,208
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(b)	175	170,873
4.75%, 02/02/26	480	480,571
4.85%, 02/01/30	1,395	1,392,729
5.25%, 06/12/28	350	356,156
5.35%, 12/07/26(a)	545	553,598
5.40%, 06/04/27(a)	845	862,140
5.45%, 08/01/29	175	179,575
5.65%, 02/01/34(a)	925	957,355
BPCE SA, 3.38%, 12/02/26	50	48,843
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	710	673,033
3.45%, 04/07/27	415	403,786
3.60%, 04/07/32	795	725,642
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)(b)	505	503,152
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	200	196,934
5.00%, 04/28/28	280	281,999
5.24%, 06/28/27	980	994,124
5.26%, 04/08/29	570	579,820
5.93%, 10/02/26	415	424,791
5.99%, 10/03/28	260	271,475
6.09%, 10/03/33(a)	1,035	1,102,951
Citibank NA
4.84%, 08/06/29	850	852,635
4.93%, 08/06/26	810	815,013
5.44%, 04/30/26	880	890,567
5.49%, 12/04/26	885	901,392
5.57%, 04/30/34	695	716,321
5.80%, 09/29/28(a)	1,365	1,417,397
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	1,060	1,012,056
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,486	1,409,623
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	765	644,778
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	1,265	1,081,889
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	1,338	1,174,171
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	871	773,089
2.90%, 11/03/42, (1-day SOFR + 1.379%)(b)	510	366,364
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	1,083	982,983
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	1,655	1,439,036
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,320	1,269,615
3.20%, 10/21/26	1,324	1,286,688
3.40%, 05/01/26	1,155	1,133,283
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,511	1,455,372
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	1,314	1,273,255
3.70%, 01/12/26	770	760,986
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	2,070	1,881,687
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	436	370,248
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,211	1,186,280
Security	Par (000)	Value
Banks (continued)
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	$1,090	$1,045,361
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	999	971,785
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(b)	561	474,051
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	1,879	1,816,980
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,555	1,523,311
4.65%, 07/30/45	389	347,787
4.65%, 07/23/48	1,343	1,200,017
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	615	612,583
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	1,050	1,028,555
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	2,760	2,775,359
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	680	667,394
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	1,390	1,402,035
5.88%, 01/30/42	885	929,144
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	1,295	1,378,941
8.13%, 07/15/39	948	1,194,495
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	390	394,256
Cooperatieve Rabobank UA, 5.25%, 05/24/41	831	837,346
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	285	284,712
4.49%, 10/17/29	335	330,844
4.80%, 01/09/29	250	251,434
4.85%, 01/09/26	260	260,940
5.04%, 03/05/27	515	521,885
5.50%, 10/05/26	450	458,516
Deutsche Bank AG/New York
1.69%, 03/19/26	690	662,562
5.41%, 05/10/29	315	319,677
Fifth Third Bank NA, 2.25%, 02/01/27	320	303,675
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	925	930,747
5.41%, 05/21/27, (1-day SOFR +0.750%)(b)	1,310	1,322,303
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	930	891,454
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	1,250	1,193,485
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,392	1,311,242
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	2,420	2,288,218
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	1,165	970,354
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	1,457	1,228,471
2.60%, 02/07/30	948	847,024
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	1,590	1,367,536
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,355	1,290,043
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	1,225	1,044,570
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	767	554,460
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(b)	1,685	1,472,397
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	882	666,408
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)(b)	770	594,180
3.50%, 11/16/26	1,246	1,215,889
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,775	1,725,694
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	1,380	1,341,695
3.75%, 02/25/26	945	933,184
3.80%, 03/15/30	1,253	1,186,033
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	1,163	1,121,138
3.85%, 01/26/27	1,037	1,016,861
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	1,343	1,164,297
35
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	$1,757	$1,716,658
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)(b)	595	591,590
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	705	633,073
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	1,540	1,526,444
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	830	819,670
4.75%, 10/21/45	1,175	1,077,381
4.80%, 07/08/44	1,073	989,995
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	1,130	1,103,614
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)(b)	1,485	1,488,332
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	925	924,832
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	1,740	1,788,864
5.85%, 04/25/35, (1-day SOFR + 1.552%)(b)	1,060	1,098,489
6.13%, 02/15/33(a)	1,343	1,457,383
6.25%, 02/01/41	1,514	1,638,700
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,200	1,265,992
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	1,200	1,311,032
HSBC Bank USA NA, 7.00%, 01/15/39	665	761,688
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(b)	5	4,751
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	850	782,950
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	745	670,890
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	275	260,850
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	865	742,120
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,320	1,137,943
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	730	646,825
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	1,335	1,144,904
3.90%, 05/25/26(a)	410	404,746
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,543	1,469,751
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	1,078	1,056,061
4.30%, 03/08/26	200	198,763
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,248	1,227,133
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)(b)	1,340	1,332,989
4.95%, 03/31/30	1,368	1,369,645
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)(b)	1,175	1,182,691
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	936	940,735
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	655	665,142
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	1,345	1,365,031
5.72%, 03/04/35, (1-day SOFR + 1.780%)(b)	630	646,549
5.73%, 05/17/32, (1-day SOFR + 1.520%)(b)	1,470	1,505,256
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	1,705	1,734,775
6.10%, 01/14/42(a)	435	477,746
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(b)	755	781,313
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	1,655	1,753,743
6.33%, 03/09/44, (1-day SOFR + 2.650%)(b)	1,210	1,306,574
7.34%, 11/03/26, (1-day SOFR + 3.030%)(b)	580	593,102
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,390	1,480,724
HSBC USA Inc., 5.29%, 03/04/27	600	608,413
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	360	357,448
5.65%, 01/10/30	455	464,867
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	505	483,115
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)(b)	428	371,645
3.95%, 03/29/27	635	622,211
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	630	617,192
Security	Par (000)	Value
Banks (continued)
4.05%, 04/09/29	$395	$381,908
4.25%, 03/28/33, (1-day SOFR + 2.070%)(b)	510	479,971
4.55%, 10/02/28	420	414,902
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	570	577,386
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	1,190	1,201,155
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	435	444,592
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	595	626,260
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(b)	610	581,560
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	675	648,380
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	1,080	1,016,115
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	1,165	1,111,720
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	320	266,542
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	719	601,115
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	1,345	1,222,511
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	566	530,079
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	890	785,884
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	350	244,252
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	785	669,594
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	1,090	944,467
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,180	1,067,121
2.95%, 10/01/26	962	934,703
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	435	417,495
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	831	745,461
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	755	659,557
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	525	402,662
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)(b)	710	492,853
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	580	441,039
3.20%, 06/15/26	560	548,354
3.30%, 04/01/26	563	552,996
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(b)	930	672,917
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	605	581,297
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	808	783,766
3.63%, 12/01/27	337	325,611
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	631	599,985
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	714	698,452
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	631	548,673
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	435	352,039
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(a)(b)	745	737,312
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	990	805,505
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	710	690,347
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	478	393,802
4.13%, 12/15/26	585	579,152
Schedule of Investments
36

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	$550	$537,203
4.25%, 10/01/27	480	475,929
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	568	486,067
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	1,095	1,083,320
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	1,070	1,051,837
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	1,735	1,699,642
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	545	541,352
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	825	812,264
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	520	505,025
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	1,050	1,035,832
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	1,165	1,166,839
4.85%, 02/01/44(a)	258	244,652
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	975	965,958
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	455	446,099
4.95%, 06/01/45	485	456,606
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	535	537,569
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	870	872,497
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	605	607,547
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	955	959,999
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)(b)	1,085	1,091,081
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	875	887,589
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	1,010	1,018,963
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	1,155	1,168,248
5.40%, 01/06/42	524	532,235
5.50%, 10/15/40	300	306,037
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	815	829,474
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	750	768,976
5.60%, 07/15/41	473	489,890
5.63%, 08/16/43(a)	445	458,547
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(b)	1,575	1,622,533
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	860	895,155
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	540	553,205
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	815	849,909
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	750	804,835
6.40%, 05/15/38	637	714,386
7.63%, 10/15/26	215	227,003
8.00%, 04/29/27	259	279,418
JPMorgan Chase Bank NA, 5.11%, 12/08/26	615	622,167
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	370	351,968
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(b)	640	615,494
3.75%, 01/11/27	490	479,766
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	580	564,633
4.38%, 03/22/28	1,300	1,276,247
4.55%, 08/16/28	545	538,177
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	710	692,299
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	1,010	1,021,736
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	1,115	1,128,173
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)(b)	650	665,687
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	940	963,995
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	665	677,382
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	340	338,606
4.70%, 01/27/28	925	914,388
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	1,675	1,585,984
Security	Par (000)	Value
Banks (continued)
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	$765	$721,195
2.05%, 07/17/30	665	571,588
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	685	580,071
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	1,260	1,196,176
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	265	226,092
2.56%, 02/25/30	414	369,291
2.76%, 09/13/26	320	309,529
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	440	381,562
3.20%, 07/18/29	1,519	1,416,561
3.29%, 07/25/27(a)	347	336,433
3.68%, 02/22/27	407	399,444
3.74%, 03/07/29	510	491,966
3.75%, 07/18/39	930	798,185
3.85%, 03/01/26	1,225	1,212,501
3.96%, 03/02/28	482	472,108
4.05%, 09/11/28	346	339,571
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	630	619,849
4.15%, 03/07/39(a)	62	56,330
4.29%, 07/26/38(a)	100	92,251
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	255	243,275
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	455	457,968
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	1,230	1,233,377
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	290	294,226
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	440	446,237
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	975	991,916
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	595	610,530
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	490	499,548
5.43%, 04/17/35, (1-year CMT + 1.000%)(b)	745	756,328
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(b)	715	734,559
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	290	298,102
5.48%, 02/22/31, (1-year CMT + 1.530%)(b)	320	327,951
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	510	482,935
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	375	355,250
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(b)	320	270,005
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	245	205,156
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	640	549,896
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	220	184,203
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	205	180,531
2.84%, 09/13/26	360	348,700
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	235	213,222
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	330	304,906
3.17%, 09/11/27(a)	456	437,388
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	245	228,075
3.66%, 02/28/27	215	209,849
4.02%, 03/05/28	570	557,315
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	470	458,715
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	240	243,626
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	300	304,672
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	330	335,278
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(b)	635	650,754
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)(b)	1,165	1,192,958
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	350	358,988
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	285	293,415
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	225	232,256
37
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	$350	$362,860
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	740	765,872
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	815	837,912
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(b)	772	739,603
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	1,177	1,113,736
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	1,967	1,875,485
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	865	713,368
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	1,423	1,176,507
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	1,244	1,041,679
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	700	665,876
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	845	716,571
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	1,221	1,091,508
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(b)	690	448,988
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	935	811,956
3.13%, 07/27/26	1,158	1,129,222
3.22%, 04/22/42, (1-day SOFR + 1.485%)(b)	917	705,802
3.59%, 07/22/28(b)	1,080	1,046,831
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	905	846,447
3.63%, 01/20/27	1,288	1,264,005
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,282	1,240,591
3.88%, 01/27/26	1,516	1,502,285
3.97%, 07/22/38(b)	709	616,742
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	745	735,536
4.30%, 01/27/45(a)	1,095	955,673
4.38%, 01/22/47	1,185	1,036,004
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,072	1,050,809
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	555	510,568
4.65%, 10/18/30, (1-day SOFR +1.100%)(b)	1,385	1,366,655
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	770	756,422
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	1,435	1,440,007
5.05%, 01/28/27, (1-day SOFR + 1.295%)(b)	700	702,027
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	845	851,975
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	990	998,595
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	770	776,725
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)(b)	1,080	1,081,116
5.32%, 07/19/35, (1-day SOFR +1.555%)(b)	1,205	1,210,753
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	935	944,612
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	895	912,589
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	800	810,640
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(b)	696	725,401
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	600	611,816
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	1,085	1,114,191
5.83%, 04/19/35, (1-day SOFR +1.580%)(b)	875	909,835
6.25%, 08/09/26(a)	300	308,181
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	785	816,998
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	915	983,867
6.38%, 07/24/42	1,157	1,299,042
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	720	758,260
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	610	667,519
7.25%, 04/01/32	611	700,406
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	1,300	1,293,321
4.75%, 04/21/26	650	652,207
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	490	492,074
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)	1,200	1,205,890
5.50%, 05/26/28, (1-day SOFR +0.865%)(b)	965	981,552
5.88%, 10/30/26	795	814,843
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$435	$421,204
3.38%, 01/14/26	585	576,933
3.91%, 06/09/27	455	448,528
4.75%, 12/10/25	320	320,509
4.79%, 01/10/29	370	372,925
4.90%, 06/13/28	370	373,911
4.94%, 01/12/28	510	515,524
4.97%, 01/12/26	335	336,508
5.09%, 06/11/27	885	898,683
National Bank of Canada
4.50%, 10/10/29(a)	665	651,648
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	910	920,720
5.60%, 12/18/28	255	261,599
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	905	859,517
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	505	483,293
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(b)	590	573,168
4.80%, 04/05/26(a)	960	960,028
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(b)	755	749,845
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	615	609,630
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(b)	865	861,208
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	455	461,771
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	495	502,163
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	780	796,759
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	695	712,011
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	405	409,646
6.02%, 03/02/34, (1-year CMT + 2.100%)(b)	930	971,499
7.47%, 11/10/26, (1-year CMT + 2.850%)(b)	530	542,588
Northern Trust Corp.
1.95%, 05/01/30	735	637,880
3.15%, 05/03/29	195	183,826
3.65%, 08/03/28(a)	120	116,346
4.00%, 05/10/27	935	926,130
6.13%, 11/02/32(a)	400	428,969
PNC Bank NA
2.70%, 10/22/29	310	277,386
3.10%, 10/25/27	350	335,844
3.25%, 01/22/28	360	344,014
4.05%, 07/26/28	540	525,694
4.20%, 11/01/25	250	248,780
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	325	305,704
2.31%, 04/23/32, (1-day SOFR + 0.979%)(b)	778	662,272
2.55%, 01/22/30	2,455	2,195,343
2.60%, 07/23/26	995	961,986
3.15%, 05/19/27	450	433,905
3.45%, 04/23/29	1,746	1,657,345
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	665	635,757
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(b)	975	974,147
4.81%, 10/21/32, (1-day SOFR +1.259%)(b)	570	559,238
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	1,105	1,090,390
5.10%, 07/23/27, (1-day SOFR +0.796%)(b)	425	427,721
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	400	405,148
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	415	421,621
5.40%, 07/23/35, (1-day SOFR +1.599%)(b)	555	559,334
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	$555	$566,363
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,324	1,352,776
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	720	739,256
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	385	402,515
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	590	619,947
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	545	564,362
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	825	916,774
Royal Bank of Canada
0.88%, 01/20/26	505	483,140
1.15%, 07/14/26	505	477,548
1.20%, 04/27/26	910	866,410
1.40%, 11/02/26	465	437,491
2.05%, 01/21/27	310	294,114
2.30%, 11/03/31	555	472,599
3.63%, 05/04/27	545	532,997
3.88%, 05/04/32	480	449,616
4.24%, 08/03/27	640	635,267
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	440	438,676
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	240	238,699
4.65%, 01/27/26	658	655,049
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	895	886,089
4.88%, 01/12/26(a)	615	617,400
4.88%, 01/19/27	830	836,836
4.90%, 01/12/28	390	392,278
4.95%, 02/01/29	770	777,795
4.97%, 08/02/30, (1-day SOFR +1.000%)(b)	1,260	1,263,236
5.00%, 02/01/33	1,130	1,130,970
5.00%, 05/02/33	415	414,811
5.07%, 07/23/27, (1-day SOFR +0.790%)(b)	890	895,515
5.15%, 02/01/34	500	502,972
5.20%, 07/20/26	680	687,981
5.20%, 08/01/28	770	782,711
6.00%, 11/01/27	905	940,254
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	375	352,945
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	330	313,089
2.20%, 03/03/31	467	400,932
2.40%, 01/24/30	1,380	1,230,479
2.62%, 02/07/33, (1-day SOFR + 1.002%)(b)	235	201,445
2.65%, 05/19/26(a)	660	642,289
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	485	434,004
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	165	161,005
4.16%, 08/04/33, (1-day SOFR + 1.726%)(b)	275	260,077
4.33%, 10/22/27	500	497,230
4.42%, 05/13/33, (1-day SOFR + 1.605%)(b)	240	231,547
4.53%, 02/20/29, (1-day SOFR +1.018%)(b)	410	406,901
4.68%, 10/22/32, (1-day SOFR +1.050%)(b)	350	344,707
4.82%, 01/26/34, (1-day SOFR + 1.567%)(b)	325	319,698
4.99%, 03/18/27	875	883,161
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(b)	430	433,561
5.27%, 08/03/26	710	718,809
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	415	427,968
5.75%, 11/04/26, (1-day SOFR + 1.353%)(b)	260	262,431
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	125	128,935
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	305	321,266
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	$450	$430,186
1.40%, 09/17/26	1,295	1,220,578
1.71%, 01/12/31	245	202,647
1.90%, 09/17/28	745	669,124
2.13%, 07/08/30	555	478,258
2.17%, 01/14/27	295	279,483
2.22%, 09/17/31	485	406,484
2.30%, 01/12/41	500	343,075
2.47%, 01/14/29	235	214,254
2.63%, 07/14/26	1,264	1,221,977
2.72%, 09/27/29	215	194,764
2.75%, 01/15/30	625	562,317
3.01%, 10/19/26	900	872,757
3.04%, 07/16/29(a)	1,814	1,674,116
3.05%, 01/14/42	190	143,581
3.35%, 10/18/27(a)	355	342,024
3.36%, 07/12/27	1,069	1,036,278
3.45%, 01/11/27	542	528,596
3.54%, 01/17/28	390	375,813
3.78%, 03/09/26	994	982,431
3.94%, 07/19/28(a)	291	282,911
4.31%, 10/16/28	235	231,860
5.32%, 07/09/29	265	270,406
5.42%, 07/09/31	450	459,349
5.46%, 01/13/26	780	786,891
5.52%, 01/13/28	775	791,495
5.56%, 07/09/34	590	606,616
5.71%, 01/13/30	630	651,421
5.72%, 09/14/28	455	469,089
5.77%, 01/13/33(a)	830	865,857
5.78%, 07/13/33	295	308,308
5.80%, 07/13/28	640	660,899
5.81%, 09/14/33(a)	430	451,725
5.85%, 07/13/30	275	286,762
5.88%, 07/13/26	345	351,627
Toronto-Dominion Bank (The)
0.75%, 01/06/26	462	440,878
1.20%, 06/03/26	763	722,323
1.25%, 09/10/26	935	879,426
1.95%, 01/12/27	415	391,818
2.00%, 09/10/31(a)	1,285	1,073,587
2.45%, 01/12/32	515	436,214
2.80%, 03/10/27	510	489,185
3.20%, 03/10/32	665	588,753
4.11%, 06/08/27	905	892,530
4.46%, 06/08/32	1,490	1,429,022
4.69%, 09/15/27	745	743,787
4.98%, 04/05/27(a)	375	377,652
4.99%, 04/05/29	455	457,713
5.10%, 01/09/26	245	245,961
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	470	461,907
5.16%, 01/10/28	655	661,779
5.26%, 12/11/26	200	202,568
5.52%, 07/17/28	410	419,439
5.53%, 07/17/26	590	597,907
Truist Bank
2.25%, 03/11/30	612	527,560
3.30%, 05/15/26	540	527,209
3.80%, 10/30/26	832	815,252
4.05%, 11/03/25	224	222,673
39
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27	$440	$399,267
1.27%, 03/02/27, (1-day SOFR + 0.609%)(b)	502	478,633
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(b)	295	265,268
1.95%, 06/05/30	293	250,738
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	410	402,963
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	1,330	1,325,389
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	545	534,063
5.15%, 08/05/32, (1-day SOFR + 1.571%)(b)	635	630,501
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	565	572,003
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	770	784,210
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	725	745,619
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	1,110	1,130,687
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	980	1,024,570
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	1,090	1,168,599
U.S. Bancorp
1.38%, 07/22/30	840	695,787
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	610	576,823
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	1,350	1,104,805
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	340	288,928
3.00%, 07/30/29	642	588,621
3.10%, 04/27/26(a)	633	617,472
3.90%, 04/26/28	550	533,988
3.95%, 11/17/25	200	198,644
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	990	983,770
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(b)	705	700,770
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	805	778,948
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	1,080	1,047,226
5.10%, 07/23/30, (1-day SOFR +1.250%)(b)	780	782,757
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	1,046	1,062,669
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	845	866,341
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	960	987,361
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	728	752,396
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	635	657,623
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	750	778,791
Series V, 2.38%, 07/22/26	1,019	983,533
Series X, 3.15%, 04/27/27	509	492,847
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(b)	70	69,758
UBS AG/London
1.25%, 06/01/26	740	702,576
4.50%, 06/26/48	519	463,755
5.65%, 09/11/28	1,050	1,081,962
UBS AG/Stamford CT
1.25%, 08/07/26(a)	835	788,155
5.00%, 07/09/27	615	620,169
7.50%, 02/15/28(a)	1,690	1,820,465
UBS Group AG
4.55%, 04/17/26	1,535	1,529,013
4.88%, 05/15/45	1,275	1,176,568
Wachovia Corp., 5.50%, 08/01/35	590	597,325
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	1,115	1,049,080
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	998	883,880
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	1,545	1,400,810
3.00%, 04/22/26	1,729	1,688,049
3.00%, 10/23/26	1,065	1,031,442
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	1,648	1,237,357
Security	Par (000)	Value
Banks (continued)
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(b)	$1,402	$1,367,104
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	1,870	1,662,412
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	1,555	1,508,763
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	1,014	982,783
3.90%, 05/01/45	948	767,830
4.10%, 06/03/26	979	968,256
4.15%, 01/24/29	1,100	1,072,704
4.30%, 07/22/27	981	967,627
4.40%, 06/14/46	770	637,827
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	791	772,524
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,690	1,484,677
4.65%, 11/04/44	847	734,908
4.75%, 12/07/46	1,091	952,338
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,230	1,228,232
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	2,015	1,972,808
4.90%, 11/17/45	833	744,011
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	2,747	2,558,856
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	1,665	1,682,062
5.38%, 11/02/43	875	840,640
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	1,430	1,439,880
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(b)	1,290	1,308,913
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	2,010	2,044,979
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	1,480	1,510,951
5.61%, 01/15/44	1,010	992,509
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	1,640	1,671,756
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	1,000	1,048,036
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	1,605	1,736,733
Wells Fargo Bank NA
4.81%, 01/15/26	575	576,323
5.25%, 12/11/26	895	908,427
5.45%, 08/07/26	1,060	1,075,855
5.85%, 02/01/37	310	320,850
5.95%, 08/26/36	475	499,313
6.60%, 01/15/38	493	547,726
Westpac Banking Corp.
1.15%, 06/03/26	450	427,448
1.95%, 11/20/28	420	380,211
2.15%, 06/03/31	375	322,286
2.65%, 01/16/30	300	272,166
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	830	709,761
2.70%, 08/19/26	540	524,172
2.85%, 05/13/26	760	742,141
2.96%, 11/16/40(a)	695	505,013
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	310	264,769
3.13%, 11/18/41	715	525,597
3.35%, 03/08/27	575	561,055
3.40%, 01/25/28	520	501,827
4.04%, 08/26/27	335	331,417
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,205	1,140,346
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	510	501,945
4.42%, 07/24/39	620	562,087
5.05%, 04/16/29	405	412,182
5.20%, 04/16/26	375	378,791
5.41%, 08/10/33, (1-year CMT + 2.680%)(b)	455	456,087
5.46%, 11/18/27	685	703,324
5.51%, 11/17/25	375	378,998
Schedule of Investments
40

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.54%, 11/17/28	$465	$482,098
6.82%, 11/17/33	475	524,037
		554,329,930
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	200	197,694
4.70%, 02/01/36	3,160	3,046,996
4.90%, 02/01/46	4,425	4,126,792
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	200	181,749
4.70%, 02/01/36(a)	205	197,658
4.90%, 02/01/46	735	682,606
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	780	734,607
4.00%, 04/13/28	1,095	1,077,296
4.35%, 06/01/40	345	310,539
4.38%, 04/15/38	740	678,653
4.44%, 10/06/48	1,205	1,052,652
4.50%, 06/01/50	730	655,429
4.60%, 04/15/48	579	524,517
4.75%, 01/23/29	1,885	1,893,763
4.75%, 04/15/58	475	428,329
4.90%, 01/23/31	650	656,888
4.95%, 01/15/42	710	675,736
5.00%, 06/15/34(a)	935	939,299
5.45%, 01/23/39(a)	975	992,944
5.55%, 01/23/49	2,700	2,756,184
5.80%, 01/23/59(a)	945	1,003,018
8.20%, 01/15/39	990	1,267,915
Brown-Forman Corp.
4.50%, 07/15/45(a)	205	184,385
4.75%, 04/15/33	290	287,564
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	550	494,457
1.38%, 03/15/31(a)	564	464,547
1.45%, 06/01/27(a)	455	424,868
1.50%, 03/05/28(a)	711	647,487
1.65%, 06/01/30	620	531,814
2.00%, 03/05/31	355	305,125
2.13%, 09/06/29(a)	378	340,092
2.25%, 01/05/32	810	697,578
2.50%, 06/01/40	524	376,131
2.50%, 03/15/51	678	417,495
2.60%, 06/01/50	1,005	636,579
2.75%, 06/01/60(a)	412	254,263
2.88%, 05/05/41	280	209,487
2.90%, 05/25/27	184	177,898
3.00%, 03/05/51(a)	737	507,308
3.38%, 03/25/27	616	603,379
3.45%, 03/25/30	745	707,155
4.20%, 03/25/50	290	253,900
4.65%, 08/14/34	350	344,876
5.00%, 05/13/34	345	349,756
5.20%, 01/14/55	1,130	1,122,851
5.30%, 05/13/54(a)	555	558,756
5.40%, 05/13/64	965	973,089
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	643	513,302
2.75%, 01/22/30	395	356,848
Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC
2.00%, 04/29/30(a)	$438	$380,574
2.13%, 04/29/32	525	435,127
2.38%, 10/24/29	433	389,757
3.88%, 05/18/28	150	147,149
3.88%, 04/29/43	206	171,200
5.30%, 10/24/27	495	506,990
5.38%, 10/05/26	280	284,283
5.50%, 01/24/33	270	278,874
5.63%, 10/05/33	410	427,349
5.88%, 09/30/36	354	379,586
Diageo Investment Corp., 4.25%, 05/11/42(a)	183	159,843
PepsiCo Inc.
1.40%, 02/25/31	300	247,191
1.63%, 05/01/30	540	460,924
1.95%, 10/21/31	620	520,849
2.38%, 10/06/26	477	459,997
2.63%, 03/19/27	315	302,538
2.63%, 07/29/29	723	664,718
2.63%, 10/21/41	465	329,419
2.75%, 03/19/30	697	635,039
2.75%, 10/21/51(a)	505	325,740
2.85%, 02/24/26	220	215,651
2.88%, 10/15/49	495	334,226
3.00%, 10/15/27	705	680,141
3.45%, 10/06/46	381	290,247
3.60%, 02/18/28	305	297,481
3.63%, 03/19/50	614	476,461
3.88%, 03/19/60	200	156,778
3.90%, 07/18/32	660	626,940
4.00%, 05/02/47	275	227,350
4.20%, 07/18/52	520	441,171
4.45%, 05/15/28(a)	280	281,084
4.45%, 02/15/33(a)	395	397,714
4.45%, 04/14/46	565	503,368
4.50%, 07/17/29(a)	330	331,382
4.55%, 02/13/26	195	195,411
4.65%, 02/15/53(a)	285	259,987
4.80%, 07/17/34	380	378,001
5.13%, 11/10/26	475	482,143
5.25%, 11/10/25	365	367,988
5.25%, 07/17/54	315	316,542
5.50%, 01/15/40	340	355,417
7.00%, 03/01/29	605	664,639
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	270	271,547
		52,881,070
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.85%, 05/15/27	431	404,626
2.05%, 05/15/30	755	658,197
2.70%, 05/15/40	952	697,238
2.80%, 05/15/50	423	276,750
4.60%, 02/08/29(a)	665	666,408
4.75%, 02/08/31(a)	425	425,660
4.80%, 03/03/33	340	338,935
4.85%, 02/08/34(a)	645	640,489
Ecolab Inc.
1.30%, 01/30/31	180	147,123
1.65%, 02/01/27	295	277,416
2.13%, 02/01/32	310	260,617
41
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.13%, 08/15/50	$285	$159,544
2.70%, 11/01/26	460	444,178
2.70%, 12/15/51	740	464,976
2.75%, 08/18/55	270	166,819
3.25%, 12/01/27(a)	322	310,178
4.80%, 03/24/30	297	298,426
5.25%, 01/15/28(a)	90	91,979
EIDP Inc.
2.30%, 07/15/30(a)	342	300,759
4.50%, 05/15/26	410	409,357
4.80%, 05/15/33(a)	420	413,375
Linde Inc./CT
1.10%, 08/10/30	490	405,249
3.20%, 01/30/26	276	271,987
3.55%, 11/07/42(a)	242	195,065
4.70%, 12/05/25	305	305,399
		9,030,750
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49	183	144,009
Automatic Data Processing Inc.
1.25%, 09/01/30	806	670,324
1.70%, 05/15/28	612	558,508
4.45%, 09/09/34	270	261,190
Brown University, Series A, 2.92%, 09/01/50(a)	200	138,306
California Institute of Technology, 3.65%, 09/01/2119	200	133,635
Cintas Corp. No. 2
3.70%, 04/01/27	363	356,535
4.00%, 05/01/32	300	284,655
Cornell University, 4.84%, 06/15/34	125	124,875
Duke University, Series 2020, 2.83%, 10/01/55	275	182,426
Ford Foundation (The), Series 2020, 2.82%, 06/01/70	325	194,242
George Washington University (The), Series 2018, 4.13%, 09/15/48(a)	431	366,565
Leland Stanford Junior University (The), 3.65%, 05/01/48	479	388,323
Massachusetts Institute of Technology
3.07%, 04/01/52	210	148,584
3.89%, 07/01/2116	173	129,162
4.68%	345	310,908
5.60%(a)	253	271,727
Series F, 2.99%, 07/01/50	170	119,608
Northwestern University, 4.64%, 12/01/44	194	183,405
PayPal Holdings Inc.
2.30%, 06/01/30	645	568,496
2.65%, 10/01/26	670	647,486
2.85%, 10/01/29(a)	840	773,182
3.25%, 06/01/50	455	321,795
3.90%, 06/01/27	385	380,305
4.40%, 06/01/32	465	451,594
5.05%, 06/01/52(a)	590	560,389
5.15%, 06/01/34(a)	595	599,481
5.25%, 06/01/62(a)	320	304,478
President and Fellows of Harvard College
2.52%, 10/15/50(a)	181	115,705
3.15%, 07/15/46	214	159,219
3.30%, 07/15/56	200	145,670
3.75%, 11/15/52(a)	180	145,290
Series ., 4.61%, 02/15/35(a)	525	518,804
Security	Par (000)	Value
Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	$410	$258,645
S&P Global Inc.
1.25%, 08/15/30(a)	285	236,272
2.30%, 08/15/60	333	175,795
2.45%, 03/01/27	595	567,653
2.50%, 12/01/29(a)	485	437,531
2.70%, 03/01/29	675	623,121
2.90%, 03/01/32	585	515,240
2.95%, 01/22/27(a)	308	297,996
3.25%, 12/01/49	604	432,074
3.70%, 03/01/52	510	392,973
3.90%, 03/01/62	505	390,483
4.25%, 05/01/29	405	397,848
4.75%, 08/01/28	270	271,088
5.25%, 09/15/33	235	240,462
Thomas Jefferson University, 3.85%, 11/01/57(a)	155	117,106
Trustees of Princeton University (The)
5.70%, 03/01/39	194	207,632
Series 2020, 2.52%, 07/01/50(a)	334	221,278
University of Miami, 4.06%, 04/01/52	300	247,203
University of Southern California
3.03%, 10/01/39(a)	274	223,004
4.98%, 10/01/53(a)	35	34,344
Washington University (The)
3.52%, 04/15/54(a)	200	153,843
4.35%	205	166,828
Yale University
Series 2020, 1.48%, 04/15/30	230	196,258
Series 2020, 2.40%, 04/15/50	510	319,771
		17,783,329
Computers — 2.9%
Accenture Capital Inc.
3.90%, 10/04/27	65	64,194
4.05%, 10/04/29	65	63,548
4.25%, 10/04/31	40	38,760
4.50%, 10/04/34	35	33,830
Apple Inc.
0.70%, 02/08/26(a)	1,117	1,066,301
1.20%, 02/08/28	1,178	1,066,765
1.25%, 08/20/30(a)	588	494,172
1.40%, 08/05/28	1,285	1,154,370
1.65%, 05/11/30	796	685,986
1.65%, 02/08/31	997	846,507
1.70%, 08/05/31(a)	665	559,484
2.05%, 09/11/26	1,035	992,856
2.20%, 09/11/29	702	635,185
2.38%, 02/08/41	1,045	740,035
2.40%, 08/20/50	475	292,547
2.45%, 08/04/26	1,195	1,157,122
2.55%, 08/20/60(a)	845	518,827
2.65%, 05/11/50(a)	915	593,189
2.65%, 02/08/51	1,307	839,732
2.70%, 08/05/51	1,028	664,856
2.80%, 02/08/61	825	512,123
2.85%, 08/05/61	750	473,064
2.90%, 09/12/27	1,135	1,092,480
2.95%, 09/11/49	808	559,227
3.00%, 06/20/27	636	615,938
3.00%, 11/13/27	769	740,562
3.20%, 05/11/27	1,007	980,378
Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.25%, 02/23/26	$1,541	$1,519,899
3.25%, 08/08/29	440	418,756
3.35%, 02/09/27	1,268	1,242,050
3.35%, 08/08/32	690	638,650
3.45%, 02/09/45	749	591,576
3.75%, 09/12/47	355	287,597
3.75%, 11/13/47	652	528,392
3.85%, 05/04/43	1,837	1,565,821
3.85%, 08/04/46	812	672,815
3.95%, 08/08/52	830	686,970
4.00%, 05/10/28	845	837,718
4.10%, 08/08/62	575	476,198
4.15%, 05/10/30(a)	215	213,823
4.25%, 02/09/47	408	360,744
4.30%, 05/10/33(a)	780	776,113
4.38%, 05/13/45	823	743,323
4.45%, 05/06/44(a)	769	722,323
4.50%, 02/23/36(a)	758	749,483
4.65%, 02/23/46	2,152	2,022,911
4.85%, 05/10/53(a)	715	698,858
IBM International Capital Pte Ltd.
4.60%, 02/05/27	180	180,367
4.60%, 02/05/29	75	74,745
4.70%, 02/05/26	30	30,018
4.75%, 02/05/31	65	64,938
4.90%, 02/05/34(a)	405	399,541
5.25%, 02/05/44	925	891,451
5.30%, 02/05/54	755	723,074
International Business Machines Corp.
1.70%, 05/15/27	670	624,497
1.95%, 05/15/30	605	520,206
2.20%, 02/09/27	280	265,800
2.72%, 02/09/32	105	91,311
2.85%, 05/15/40	263	191,498
2.95%, 05/15/50	920	600,400
3.30%, 05/15/26	1,670	1,638,368
3.30%, 01/27/27	315	306,858
3.43%, 02/09/52(a)	310	219,330
3.45%, 02/19/26	573	565,164
3.50%, 05/15/29	1,430	1,358,921
4.00%, 06/20/42	575	479,800
4.15%, 07/27/27(a)	435	430,408
4.15%, 05/15/39	1,230	1,076,056
4.25%, 05/15/49	1,375	1,138,557
4.40%, 07/27/32	315	305,225
4.50%, 02/06/26	215	214,694
4.50%, 02/06/28	570	569,123
4.70%, 02/19/46(a)	295	264,835
4.75%, 02/06/33	280	277,509
4.90%, 07/27/52	270	247,516
5.10%, 02/06/53	310	295,359
5.60%, 11/30/39	304	311,004
5.88%, 11/29/32	287	304,697
		47,897,328
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	295	286,272
3.25%, 08/15/32(a)	320	291,383
3.70%, 08/01/47	198	158,517
4.00%, 08/15/45(a)	522	444,812
4.60%, 03/01/28(a)	220	222,989
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.60%, 03/01/33(a)	$440	$439,416
4.80%, 03/02/26	360	362,192
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	330	276,572
2.38%, 12/01/29(a)	1,140	1,018,935
2.60%, 04/15/30(a)	550	494,194
3.13%, 12/01/49	384	260,289
3.15%, 03/15/27	288	278,995
4.15%, 03/15/47	395	325,093
4.38%, 05/15/28	550	545,226
4.65%, 05/15/33	345	333,626
5.00%, 02/14/34(a)	185	183,573
5.15%, 05/15/53(a)	375	368,536
Kenvue Inc.
4.90%, 03/22/33(a)	890	890,141
5.00%, 03/22/30(a)	875	888,911
5.05%, 03/22/28	590	600,440
5.05%, 03/22/53(a)	770	746,190
5.10%, 03/22/43(a)	445	436,797
5.20%, 03/22/63(a)	445	431,453
5.35%, 03/22/26	670	677,483
Procter & Gamble Co. (The)
1.00%, 04/23/26	370	353,532
1.20%, 10/29/30	750	622,027
1.90%, 02/01/27	600	569,795
1.95%, 04/23/31	1,850	1,603,216
2.30%, 02/01/32(a)	760	662,623
2.45%, 11/03/26	356	343,550
2.70%, 02/02/26	714	700,518
2.80%, 03/25/27	272	263,068
2.85%, 08/11/27	623	599,812
3.00%, 03/25/30	680	631,833
3.55%, 03/25/40	345	292,147
3.95%, 01/26/28	710	701,990
4.05%, 01/26/33(a)	475	459,526
4.10%, 01/26/26(a)	420	419,326
4.15%, 10/24/29	250	248,321
4.35%, 01/29/29(a)	380	380,369
4.55%, 01/29/34	900	894,282
4.55%, 10/24/34(a)	250	248,638
5.55%, 03/05/37(a)	415	443,919
Unilever Capital Corp.
1.38%, 09/14/30	225	187,537
1.75%, 08/12/31(a)	430	358,750
2.00%, 07/28/26(a)	540	519,009
2.13%, 09/06/29(a)	565	504,668
2.90%, 05/05/27	665	641,409
3.50%, 03/22/28(a)	683	662,070
4.25%, 08/12/27	130	129,517
4.63%, 08/12/34	155	152,102
4.88%, 09/08/28(a)	305	308,861
5.00%, 12/08/33	575	582,402
5.90%, 11/15/32(a)	708	760,608
Series 30Y, 2.63%, 08/12/51(a)	390	249,804
		26,457,264
Distribution & Wholesale — 0.0%
WW Grainger Inc.
4.45%, 09/15/34	250	242,324
4.60%, 06/15/45	322	293,207
		535,531
43
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 3.8%
American Express Co.
1.65%, 11/04/26	$715	$674,656
2.55%, 03/04/27	800	763,865
3.13%, 05/20/26	490	479,738
3.30%, 05/03/27	1,149	1,113,468
4.05%, 05/03/29(a)	570	557,651
4.05%, 12/03/42(a)	1,029	882,462
4.20%, 11/06/25(a)	410	408,662
4.42%, 08/03/33, (1-day SOFR + 1.760%)(b)	510	490,001
4.90%, 02/13/26	635	637,678
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	810	799,992
5.04%, 07/26/28, (1-day SOFR +0.930%)(b)	195	196,206
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	640	638,349
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	595	599,431
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	620	629,731
5.28%, 07/26/35, (1-day SOFR +1.420%)(b)	760	761,333
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	430	434,499
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	390	399,754
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	165	167,703
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(b)	805	815,196
5.85%, 11/05/27(a)	860	889,368
5.92%, 04/25/35, (1-day SOFR +1.630%)(b)	190	196,273
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	670	720,875
Ameriprise Financial Inc.
2.88%, 09/15/26	375	364,360
4.50%, 05/13/32	485	476,619
5.15%, 05/15/33	430	434,520
5.70%, 12/15/28	490	510,525
Apollo Global Management Inc.
5.80%, 05/21/54	535	547,598
6.38%, 11/15/33(a)	445	485,175
Brookfield Capital Finance LLC, 6.09%, 06/14/33	135	141,561
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	580	483,806
Brookfield Finance Inc.
2.72%, 04/15/31	290	253,479
3.50%, 03/30/51	263	186,609
3.90%, 01/25/28	941	916,547
4.25%, 06/02/26(a)	396	393,522
4.35%, 04/15/30	621	602,507
4.70%, 09/20/47	372	329,805
4.85%, 03/29/29(a)	335	334,708
5.97%, 03/04/54	720	744,234
6.35%, 01/05/34(a)	270	288,962
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	309	218,630
Cboe Global Markets Inc.
1.63%, 12/15/30(a)	620	515,199
3.65%, 01/12/27	494	484,731
Charles Schwab Corp. (The)
0.90%, 03/11/26(a)	451	428,466
1.15%, 05/13/26(a)	610	579,076
1.65%, 03/11/31	304	251,573
1.95%, 12/01/31	850	699,842
2.00%, 03/20/28(a)	601	551,406
2.30%, 05/13/31	430	369,410
2.45%, 03/03/27	665	632,913
2.90%, 03/03/32	470	411,258
Security	Par (000)	Value
Diversified Financial Services (continued)
3.20%, 03/02/27	$415	$401,671
3.20%, 01/25/28	455	434,665
3.25%, 05/22/29	276	259,873
3.30%, 04/01/27	358	346,976
4.00%, 02/01/29	422	411,280
4.63%, 03/22/30(a)	491	491,479
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	870	891,985
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	595	619,069
5.88%, 08/24/26	535	545,936
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	718	761,309
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	590	619,203
CME Group Inc.
2.65%, 03/15/32	460	401,889
3.75%, 06/15/28	577	565,463
4.15%, 06/15/48(a)	720	616,331
5.30%, 09/15/43	512	524,355
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	181	203,059
Franklin Resources Inc., 1.60%, 10/30/30	685	567,198
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	920	737,493
2.10%, 06/15/30	765	663,189
2.65%, 09/15/40	665	475,308
3.00%, 06/15/50	750	500,697
3.00%, 09/15/60	730	455,070
3.10%, 09/15/27	495	475,760
3.63%, 09/01/28	430	413,635
3.75%, 12/01/25	470	465,742
3.75%, 09/21/28(a)	225	217,298
4.00%, 09/15/27	770	759,636
4.25%, 09/21/48	765	646,221
4.35%, 06/15/29	515	507,716
4.60%, 03/15/33	1,225	1,192,417
4.95%, 06/15/52(a)	779	733,282
5.20%, 06/15/62	485	467,770
5.25%, 06/15/31	270	275,465
Invesco Finance PLC, 3.75%, 01/15/26	191	188,513
Legg Mason Inc., 5.63%, 01/15/44	393	393,119
Mastercard Inc.
1.90%, 03/15/31	260	222,190
2.00%, 11/18/31	375	315,483
2.95%, 11/21/26	476	463,023
2.95%, 06/01/29	461	432,100
2.95%, 03/15/51	308	208,592
3.30%, 03/26/27	650	634,066
3.35%, 03/26/30	712	668,857
3.50%, 02/26/28	670	650,982
3.65%, 06/01/49	380	296,299
3.80%, 11/21/46	306	247,076
3.85%, 03/26/50	706	568,758
3.95%, 02/26/48	285	236,530
4.10%, 01/15/28	280	277,742
4.35%, 01/15/32	240	233,671
4.55%, 01/15/35(a)	195	189,094
4.85%, 03/09/33	625	627,046
4.88%, 03/09/28(a)	510	517,380
4.88%, 05/09/34	810	809,668
ORIX Corp.
2.25%, 03/09/31	170	143,420
4.00%, 04/13/32	155	143,853
4.65%, 09/10/29(a)	150	148,030
5.00%, 09/13/27(a)	165	165,541
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 09/13/32	$185	$185,170
Raymond James Financial Inc.
3.75%, 04/01/51	435	325,844
4.65%, 04/01/30	535	534,239
4.95%, 07/15/46(a)	740	683,826
Visa Inc.
0.75%, 08/15/27(a)	557	507,037
1.10%, 02/15/31(a)	655	534,827
1.90%, 04/15/27	796	751,076
2.00%, 08/15/50(a)	708	404,182
2.05%, 04/15/30	883	776,979
2.70%, 04/15/40	331	248,014
2.75%, 09/15/27	552	530,287
3.15%, 12/14/25	1,351	1,332,402
3.65%, 09/15/47	658	523,272
4.15%, 12/14/35(a)	872	822,857
4.30%, 12/14/45	2,286	2,020,869
		62,504,286
Electric — 6.7%
AEP Transmission Co. LLC
3.75%, 12/01/47	225	173,251
4.50%, 06/15/52	185	160,178
5.40%, 03/15/53	265	262,326
Series M, 3.65%, 04/01/50	285	214,786
Alabama Power Co.
3.00%, 03/15/52	265	176,643
3.05%, 03/15/32(a)	210	186,334
3.13%, 07/15/51	355	241,259
3.45%, 10/01/49	335	244,550
3.75%, 09/01/27(a)	280	275,100
3.75%, 03/01/45	278	220,040
6.00%, 03/01/39	157	167,998
Series 20-A, 1.45%, 09/15/30(a)	260	216,714
Series A, 4.30%, 07/15/48	812	691,066
Series B, 3.70%, 12/01/47	224	172,376
Ameren Illinois Co.
3.70%, 12/01/47	316	243,433
3.85%, 09/01/32	215	199,658
4.50%, 03/15/49	250	218,942
4.95%, 06/01/33	220	219,397
5.55%, 07/01/54(a)	490	503,443
Baltimore Gas & Electric Co.
2.25%, 06/15/31	318	272,347
3.50%, 08/15/46	313	233,374
4.55%, 06/01/52	253	220,344
5.40%, 06/01/53	230	227,018
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	220	181,652
2.85%, 05/15/51	1,470	940,796
3.25%, 04/15/28	264	252,530
3.70%, 07/15/30	575	545,836
3.80%, 07/15/48	290	221,376
4.25%, 10/15/50	300	245,166
4.45%, 01/15/49	937	795,494
4.50%, 02/01/45	327	289,139
4.60%, 05/01/53	445	381,809
5.15%, 11/15/43	400	388,473
5.95%, 05/15/37	415	437,849
6.13%, 04/01/36	1,106	1,180,323
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	155	121,565
Security	Par (000)	Value
Electric (continued)
3.60%, 03/01/52	$245	$180,758
4.50%, 04/01/44	299	263,468
4.95%, 04/01/33	255	252,761
5.05%, 03/01/35	70	69,790
5.20%, 10/01/28(a)	265	270,003
Series AC, 4.25%, 02/01/49	613	510,879
Series AF, 3.35%, 04/01/51	268	189,527
Series ai., 4.45%, 10/01/32	225	217,335
Commonwealth Edison Co.
2.55%, 06/15/26	316	306,047
3.00%, 03/01/50	270	180,247
3.65%, 06/15/46(a)	287	222,599
3.70%, 08/15/28	208	200,917
4.00%, 03/01/48	385	310,817
5.30%, 02/01/53	205	200,237
5.90%, 03/15/36	480	509,064
Series 123, 3.75%, 08/15/47	206	159,424
Series 130, 3.13%, 03/15/51	466	315,813
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	570	467,171
5.25%, 01/15/53	195	192,205
Series A, 3.20%, 03/15/27(a)	80	77,627
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	485	421,180
3.20%, 12/01/51	290	198,012
3.60%, 06/15/61(a)	285	203,134
3.70%, 11/15/59	365	265,330
3.85%, 06/15/46	235	183,773
3.95%, 03/01/43	392	323,509
4.45%, 03/15/44	768	672,612
4.50%, 12/01/45	248	216,471
4.50%, 05/15/58	260	218,196
4.63%, 12/01/54	313	274,815
5.20%, 03/01/33	200	203,633
5.50%, 03/15/34	275	285,384
5.70%, 05/15/54(a)	450	465,280
5.90%, 11/15/53	445	470,159
6.15%, 11/15/52	395	430,489
Series 07-A, 6.30%, 08/15/37	187	203,770
Series 08-B, 6.75%, 04/01/38(a)	346	392,356
Series 09-C, 5.50%, 12/01/39	406	410,519
Series 2017, 3.88%, 06/15/47	205	161,168
Series 20A, 3.35%, 04/01/30	333	311,696
Series 20B, 3.95%, 04/01/50	414	337,208
Series A, 4.13%, 05/15/49	353	288,629
Series C, 3.00%, 12/01/60	310	188,670
Series C, 4.30%, 12/01/56	195	159,986
Series D, 4.00%, 12/01/28	530	517,804
Series E, 4.65%, 12/01/48	547	485,401
Consumers Energy Co.
2.50%, 05/01/60(a)	173	98,939
3.10%, 08/15/50(a)	235	165,550
3.50%, 08/01/51	692	527,314
4.05%, 05/15/48(a)	365	302,818
4.35%, 04/15/49(a)	238	204,679
4.60%, 05/30/29(a)	315	314,347
4.63%, 05/15/33	410	402,920
4.70%, 01/15/30	120	120,016
4.90%, 02/15/29	170	171,607
Dominion Energy South Carolina Inc.
5.10%, 06/01/65	239	221,422
45
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.05%, 01/15/38	$205	$218,738
6.25%, 10/15/53	155	173,296
DTE Electric Co.
2.25%, 03/01/30	263	232,612
2.95%, 03/01/50	362	242,427
3.70%, 03/15/45	226	177,418
3.95%, 03/01/49	380	306,791
4.85%, 12/01/26	240	242,200
5.20%, 04/01/33	240	243,679
5.20%, 03/01/34(a)	285	288,603
5.40%, 04/01/53	510	510,796
Series A, 1.90%, 04/01/28(a)	313	286,671
Series A, 3.00%, 03/01/32	205	182,542
Series A, 4.05%, 05/15/48	90	74,398
Series C, 2.63%, 03/01/31	229	202,656
Duke Energy Carolinas LLC
2.45%, 02/01/30	240	214,528
2.55%, 04/15/31	294	256,616
2.85%, 03/15/32	150	131,362
2.95%, 12/01/26	250	242,573
3.20%, 08/15/49	755	523,842
3.55%, 03/15/52(a)	340	248,679
3.70%, 12/01/47	230	175,612
3.75%, 06/01/45	257	201,727
3.88%, 03/15/46	180	142,943
3.95%, 11/15/28	250	243,845
3.95%, 03/15/48	187	148,661
4.00%, 09/30/42	420	349,128
4.25%, 12/15/41	276	241,287
4.85%, 01/15/34	215	212,213
4.95%, 01/15/33	840	836,701
5.30%, 02/15/40	316	315,636
5.35%, 01/15/53	525	516,475
5.40%, 01/15/54	522	519,327
6.00%, 01/15/38	147	156,309
6.05%, 04/15/38	250	267,388
Duke Energy Florida LLC
1.75%, 06/15/30	230	196,225
2.40%, 12/15/31	540	459,418
2.50%, 12/01/29(a)	370	333,531
3.00%, 12/15/51	230	149,949
3.20%, 01/15/27(a)	367	357,057
3.40%, 10/01/46	525	382,089
3.80%, 07/15/28	335	326,335
5.88%, 11/15/33	300	317,982
5.95%, 11/15/52	320	338,665
6.20%, 11/15/53	310	339,078
6.35%, 09/15/37	170	184,716
6.40%, 06/15/38	460	504,237
Duke Energy Indiana LLC
2.75%, 04/01/50	360	225,302
3.75%, 05/15/46	170	130,853
5.40%, 04/01/53	285	280,350
6.35%, 08/15/38	216	236,801
Series YYY, 3.25%, 10/01/49	215	149,875
Duke Energy Progress LLC
2.00%, 08/15/31(a)	220	184,335
2.50%, 08/15/50	253	152,737
3.40%, 04/01/32	235	214,006
3.45%, 03/15/29	270	257,706
3.60%, 09/15/47	190	141,900
Security	Par (000)	Value
Electric (continued)
3.70%, 09/01/28	$224	$216,808
4.10%, 05/15/42	250	210,084
4.10%, 03/15/43	186	155,385
4.15%, 12/01/44	215	179,240
4.20%, 08/15/45	515	429,838
5.10%, 03/15/34	320	322,345
5.25%, 03/15/33	340	345,937
5.35%, 03/15/53	205	201,199
Entergy Arkansas LLC
2.65%, 06/15/51	332	202,622
3.50%, 04/01/26	365	359,961
4.20%, 04/01/49	500	410,224
Entergy Louisiana LLC
2.35%, 06/15/32	190	159,982
2.90%, 03/15/51	235	149,195
3.10%, 06/15/41	160	117,728
4.00%, 03/15/33	342	317,526
4.20%, 09/01/48	488	402,244
4.20%, 04/01/50	268	218,755
4.75%, 09/15/52	230	203,969
5.15%, 09/15/34	220	219,119
5.35%, 03/15/34	135	137,223
5.70%, 03/15/54(a)	515	527,101
Entergy Texas Inc., 1.75%, 03/15/31	365	303,180
Evergy Kansas Central Inc.
3.45%, 04/15/50	200	142,700
4.13%, 03/01/42	541	452,209
Florida Power & Light Co.
2.45%, 02/03/32	735	628,561
2.88%, 12/04/51(a)	659	431,932
3.13%, 12/01/25	301	296,534
3.15%, 10/01/49	344	240,418
3.70%, 12/01/47	350	270,725
3.95%, 03/01/48	448	363,808
3.99%, 03/01/49	350	283,940
4.05%, 06/01/42	308	261,770
4.05%, 10/01/44	135	113,372
4.13%, 02/01/42	397	341,542
4.13%, 06/01/48	187	156,177
4.40%, 05/15/28	450	447,482
4.45%, 05/15/26(a)	585	585,542
4.63%, 05/15/30	365	363,863
4.80%, 05/15/33	385	380,561
5.05%, 04/01/28	485	491,644
5.10%, 04/01/33	380	382,563
5.15%, 06/15/29	580	591,381
5.30%, 06/15/34	640	653,160
5.30%, 04/01/53	820	809,716
5.60%, 06/15/54	475	489,879
5.69%, 03/01/40(a)	215	223,800
5.95%, 02/01/38	405	430,088
5.96%, 04/01/39	185	197,024
Georgia Power Co.
4.30%, 03/15/42	685	597,538
4.65%, 05/16/28	330	330,318
4.70%, 05/15/32	485	480,718
4.95%, 05/17/33	580	578,318
5.00%, 02/23/27	245	247,680
5.13%, 05/15/52(a)	410	393,035
5.25%, 03/15/34(a)	375	380,852
Series 10-C, 4.75%, 09/01/40	85	79,483
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 3.25%, 03/15/51	$365	$254,866
Series B, 2.65%, 09/15/29(a)	190	173,224
Series B, 3.70%, 01/30/50	230	174,606
Indiana Michigan Power Co., 5.63%, 04/01/53	225	228,894
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	138	130,024
Kentucky Utilities Co.
3.30%, 06/01/50	300	209,716
4.38%, 10/01/45	212	179,814
5.13%, 11/01/40	299	288,910
MidAmerican Energy Co.
2.70%, 08/01/52	300	189,047
3.15%, 04/15/50	260	181,623
3.65%, 04/15/29	413	396,557
3.65%, 08/01/48	298	229,309
4.25%, 07/15/49(a)	362	306,204
5.30%, 02/01/55	270	265,283
5.85%, 09/15/54(a)	810	858,214
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	248	234,443
2.40%, 03/15/30	298	263,811
2.75%, 04/15/32	390	338,475
3.40%, 02/07/28	391	376,520
4.02%, 11/01/32	198	186,310
4.12%, 09/16/27	295	291,946
4.30%, 03/15/49	172	143,723
4.45%, 03/13/26	380	379,202
4.80%, 02/05/27	200	201,342
4.80%, 03/15/28	615	618,675
4.85%, 02/07/29	305	307,167
5.15%, 06/15/29(a)	95	96,602
5.80%, 01/15/33	490	515,097
Nevada Power Co.
6.00%, 03/15/54	210	222,698
Series CC, 3.70%, 05/01/29	555	531,683
Northern States Power Co./MN
2.60%, 06/01/51	370	229,439
2.90%, 03/01/50	348	232,365
3.40%, 08/15/42	109	85,258
3.60%, 09/15/47	33	25,133
4.50%, 06/01/52	210	184,498
5.10%, 05/15/53(a)	305	294,058
5.40%, 03/15/54	220	221,517
NSTAR Electric Co.
3.20%, 05/15/27	530	512,583
5.40%, 06/01/34	225	229,881
Oklahoma Gas & Electric Co., 5.60%, 04/01/53	235	236,926
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	239	215,707
3.10%, 09/15/49	374	256,610
3.70%, 11/15/28	335	324,382
3.75%, 04/01/45	458	362,232
4.30%, 05/15/28(a)	65	64,448
4.55%, 09/15/32	325	316,945
4.95%, 09/15/52(a)	736	684,124
5.55%, 06/15/54(c)	660	668,064
5.65%, 11/15/33	345	361,237
PacifiCorp
2.90%, 06/15/52	435	267,018
3.30%, 03/15/51	230	153,937
4.13%, 01/15/49	242	190,652
Security	Par (000)	Value
Electric (continued)
4.15%, 02/15/50	$249	$195,678
5.10%, 02/15/29	365	369,170
5.30%, 02/15/31	355	359,873
5.35%, 12/01/53	495	464,836
5.45%, 02/15/34(a)	375	377,371
5.50%, 05/15/54	460	440,568
5.75%, 04/01/37	287	292,194
5.80%, 01/15/55	730	729,851
6.00%, 01/15/39	240	247,815
6.25%, 10/15/37	610	648,461
PECO Energy Co.
3.90%, 03/01/48	342	273,678
4.90%, 06/15/33	238	237,112
5.25%, 09/15/54	485	475,536
Potomac Electric Power Co.
4.15%, 03/15/43	395	336,731
6.50%, 11/15/37	270	302,733
PPL Electric Utilities Corp.
4.85%, 02/15/34	260	257,321
5.00%, 05/15/33	280	280,537
5.25%, 05/15/53	675	663,403
Public Service Co. of Colorado
1.88%, 06/15/31	305	254,156
3.60%, 09/15/42	234	183,281
5.25%, 04/01/53	370	354,103
5.75%, 05/15/54	480	497,475
Series 34, 3.20%, 03/01/50	260	178,801
Public Service Co. of New Hampshire, 5.35%, 10/01/33	120	123,548
Public Service Electric & Gas Co.
3.10%, 03/15/32	290	259,100
3.80%, 03/01/46	368	292,379
4.65%, 03/15/33(a)	180	176,741
4.85%, 08/01/34(a)	200	197,820
5.20%, 08/01/33	85	86,690
5.30%, 08/01/54	185	184,819
5.45%, 03/01/54	245	248,045
Puget Sound Energy Inc., 4.22%, 06/15/48	250	208,209
San Diego Gas & Electric Co.
2.50%, 05/15/26	407	395,149
3.70%, 03/15/52	295	221,396
4.50%, 08/15/40	605	552,672
4.95%, 08/15/28(a)	320	323,232
5.35%, 04/01/53	395	385,696
5.55%, 04/15/54	325	327,039
Series VVV, 1.70%, 10/01/30	441	371,309
Series WWW, 2.95%, 08/15/51	315	209,788
Series XXX, 3.00%, 03/15/32	255	226,119
Southern California Edison Co.
2.25%, 06/01/30	155	135,708
2.75%, 02/01/32(a)	400	346,418
2.85%, 08/01/29(a)	302	277,702
3.45%, 02/01/52	280	198,550
3.65%, 02/01/50(a)	547	407,984
4.00%, 04/01/47	1,009	804,766
4.40%, 09/06/26	210	209,296
4.50%, 09/01/40(a)	190	169,980
4.65%, 10/01/43	729	654,384
4.88%, 02/01/27	255	256,939
5.15%, 06/01/29(a)	495	502,574
5.20%, 06/01/34(a)	935	938,127
47
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 03/01/28	$380	$386,750
5.35%, 03/01/26	340	343,077
5.45%, 06/01/31	1,675	1,715,845
5.50%, 03/15/40	229	229,622
5.65%, 10/01/28	45	46,403
5.85%, 11/01/27	675	697,607
5.88%, 12/01/53(a)	270	279,473
5.95%, 11/01/32	345	365,125
6.00%, 01/15/34	190	202,410
6.05%, 03/15/39(a)	211	222,947
Series 08-A, 5.95%, 02/01/38	230	241,046
Series 20A, 2.95%, 02/01/51	335	218,235
Series A, 4.20%, 03/01/29	194	189,595
Series B, 4.88%, 03/01/49	225	205,404
Series C, 4.13%, 03/01/48	597	484,427
Series D, 4.70%, 06/01/27	445	445,648
Southwestern Public Service Co.
6.00%, 06/01/54	600	626,532
Series 8, 3.15%, 05/01/50	310	206,697
Tampa Electric Co., 4.90%, 03/01/29	145	144,935
Union Electric Co.
2.15%, 03/15/32	225	187,240
2.63%, 03/15/51	205	126,932
3.90%, 04/01/52	190	149,931
5.20%, 04/01/34	435	439,653
5.45%, 03/15/53	255	253,978
Virginia Electric & Power Co.
2.30%, 11/15/31	168	142,118
2.40%, 03/30/32	270	228,835
2.45%, 12/15/50	548	322,134
2.95%, 11/15/51	490	317,470
3.30%, 12/01/49	252	178,048
4.00%, 01/15/43	585	481,489
4.45%, 02/15/44	136	119,352
4.60%, 12/01/48	159	138,572
5.00%, 04/01/33	400	396,906
5.00%, 01/15/34	470	465,833
5.05%, 08/15/34	210	208,548
5.35%, 01/15/54	175	170,974
5.45%, 04/01/53	370	366,776
5.55%, 08/15/54(a)	240	241,682
5.70%, 08/15/53	285	291,838
8.88%, 11/15/38	361	477,034
Series A, 2.88%, 07/15/29	350	323,007
Series A, 3.15%, 01/15/26	360	353,940
Series A, 3.50%, 03/15/27	343	334,694
Series A, 3.80%, 04/01/28	220	214,325
Series A, 6.00%, 05/15/37	187	196,606
Series B, 3.75%, 05/15/27	450	441,137
Series B, 3.80%, 09/15/47	585	450,805
Series B, 6.00%, 01/15/36	265	279,903
Series C, 4.00%, 11/15/46	240	191,789
Series C, 4.63%, 05/15/52	383	334,654
Series D, 4.65%, 08/15/43	275	247,269
Wisconsin Electric Power Co., 4.75%, 09/30/32(a)	175	175,088
		111,241,094
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	487	456,244
1.80%, 10/15/27	322	298,278
1.95%, 10/15/30	350	301,289
Security	Par (000)	Value
Electrical Components & Equipment (continued)
2.00%, 12/21/28	$285	$257,684
2.20%, 12/21/31(a)	595	505,018
2.75%, 10/15/50	202	131,601
2.80%, 12/21/51	453	292,618
		2,242,732
Electronics — 0.6%
Honeywell International Inc.
1.10%, 03/01/27	465	431,653
1.75%, 09/01/31	1,185	982,886
1.95%, 06/01/30	466	405,466
2.50%, 11/01/26	764	737,130
2.70%, 08/15/29	380	350,508
2.80%, 06/01/50	284	190,228
4.25%, 01/15/29(a)	250	248,356
4.50%, 01/15/34	845	821,725
4.65%, 07/30/27	410	412,313
4.70%, 02/01/30	430	431,419
4.75%, 02/01/32	400	399,835
4.88%, 09/01/29	365	369,365
4.95%, 02/15/28	378	385,050
4.95%, 09/01/31	260	264,248
5.00%, 02/15/33(a)	503	509,735
5.00%, 03/01/35	605	607,750
5.25%, 03/01/54	955	949,055
5.35%, 03/01/64	290	288,829
Tyco Electronics Group SA
2.50%, 02/04/32(a)	300	258,580
4.50%, 02/13/26	325	324,565
		9,368,696
Environmental Control — 0.4%
Waste Management Inc.
0.75%, 11/15/25	100	96,100
1.15%, 03/15/28	140	125,186
1.50%, 03/15/31	577	476,124
2.50%, 11/15/50	70	42,674
3.15%, 11/15/27	135	129,810
4.15%, 04/15/32(a)	520	499,188
4.15%, 07/15/49(a)	430	361,864
4.50%, 03/15/28	425	424,277
4.63%, 02/15/30	535	533,021
4.63%, 02/15/33(a)	275	270,926
4.65%, 03/15/30	425	423,613
4.80%, 03/15/32	425	422,477
4.88%, 02/15/29	355	358,867
4.88%, 02/15/34(a)	705	702,617
4.95%, 07/03/27	610	616,374
4.95%, 07/03/31	595	600,459
4.95%, 03/15/35	625	621,831
5.35%, 10/15/54	530	530,190
		7,235,598
Food — 0.1%
Hershey Co. (The), 2.30%, 08/15/26	375	361,521
Hormel Foods Corp.
1.70%, 06/03/28	550	497,985
1.80%, 06/11/30	461	393,679
3.05%, 06/03/51(a)	275	187,212
4.80%, 03/30/27	395	398,103
		1,838,500
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	416	472,484
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31	$332	$275,137
2.63%, 09/15/29	295	269,831
2.85%, 02/15/52	255	162,422
3.00%, 06/15/27(a)	372	357,698
3.38%, 09/15/49	273	198,239
4.13%, 10/15/44	424	356,218
4.15%, 01/15/43	250	213,323
4.30%, 10/01/48	230	196,101
5.00%, 12/15/54	310	289,396
5.75%, 10/15/52	310	323,457
5.90%, 11/15/33	295	314,039
6.20%, 11/15/53	310	342,884
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	475	399,288
4.40%, 07/01/32(a)	510	492,715
5.25%, 03/01/28	430	436,926
5.40%, 03/01/33	150	153,084
ONE Gas Inc.
4.66%, 02/01/44	240	214,730
5.10%, 04/01/29	60	61,004
Southern California Gas Co.
2.95%, 04/15/27	390	375,253
5.05%, 09/01/34	280	279,213
5.20%, 06/01/33	295	299,074
5.60%, 04/01/54(a)	342	345,648
5.75%, 06/01/53	245	251,899
6.35%, 11/15/52	270	301,308
Series TT, 2.60%, 06/15/26	354	343,114
Series VV, 4.30%, 01/15/49	192	160,872
Series XX, 2.55%, 02/01/30	229	205,412
		7,618,285
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50	298	207,114
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28	369	333,498
1.40%, 06/30/30(a)	318	270,204
3.75%, 11/30/26	1,072	1,060,239
4.75%, 11/30/36	1,062	1,042,874
4.75%, 04/15/43(a)	268	257,363
4.90%, 11/30/46	1,371	1,324,484
5.30%, 05/27/40	327	335,663
6.00%, 04/01/39	295	323,013
6.15%, 11/30/37	405	447,904
Danaher Corp.
2.60%, 10/01/50(a)	410	258,301
2.80%, 12/10/51(a)	655	423,533
4.38%, 09/15/45(a)	185	163,449
DH Europe Finance II SARL
2.60%, 11/15/29	615	558,171
3.25%, 11/15/39	1,020	810,426
3.40%, 11/15/49	335	245,934
Medtronic Global Holdings SCA
4.25%, 03/30/28	365	362,896
4.50%, 03/30/33	525	512,059
Medtronic Inc.
4.38%, 03/15/35	962	921,288
4.63%, 03/15/45(a)	812	741,203
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	$700	$630,313
2.00%, 10/15/31(a)	450	379,150
2.60%, 10/01/29	265	241,784
2.80%, 10/15/41	611	442,275
4.10%, 08/15/47(a)	805	677,458
4.80%, 11/21/27(a)	430	434,966
4.95%, 08/10/26	600	605,661
4.95%, 11/21/32	640	646,724
4.98%, 08/10/30(a)	695	704,878
5.00%, 12/05/26(a)	595	602,024
5.00%, 01/31/29(a)	775	787,490
5.09%, 08/10/33(a)	370	374,209
5.20%, 01/31/34(a)	320	326,378
5.40%, 08/10/43(a)	205	207,774
		17,453,586
Health Care - Services — 2.8%
Ascension Health
3.95%, 11/15/46	517	428,748
Series B, 2.53%, 11/15/29(a)	347	313,472
Series B, 3.11%, 11/15/39	315	247,554
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	40	29,260
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	169	135,398
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	555	368,316
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	230	149,411
CommonSpirit Health
2.78%, 10/01/30	195	173,243
3.35%, 10/01/29	400	372,204
3.82%, 10/01/49	262	202,327
3.91%, 10/01/50	240	185,049
4.19%, 10/01/49	400	327,348
4.35%, 11/01/42(a)	350	300,208
5.21%, 12/01/31(a)	350	351,983
5.32%, 12/01/34	250	251,140
6.07%, 11/01/27	175	181,196
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	215	156,019
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	210	170,608
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41	180	127,106
Series 2020, 2.88%, 09/01/50	445	291,185
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	200	157,430
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	346	281,086
Kaiser Foundation Hospitals
3.15%, 05/01/27	77	74,584
4.15%, 05/01/47	537	455,706
4.88%, 04/01/42	235	223,448
Series 2019, 3.27%, 11/01/49	615	443,954
Series 2021, 2.81%, 06/01/41	460	336,067
Series 2021, 3.00%, 06/01/51	860	585,185
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60	294	201,038
Mayo Clinic, Series 2021, 3.20%, 11/15/61	200	133,962
49
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	$155	$130,100
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	320	207,360
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	266	224,591
Series 2019, 3.95%	100	71,828
Northwell Healthcare Inc.
3.98%, 11/01/46	190	149,405
4.26%, 11/01/47	463	380,158
Novant Health Inc., 3.17%, 11/01/51	251	172,192
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33(a)	80	80,608
Series 19A, 2.53%, 10/01/29(a)	426	381,127
Series 21A, 2.70%, 10/01/51(a)	375	226,254
SSM Health Care Corp., Series A, 3.82%, 06/01/27	75	73,385
Stanford Health Care, Series 2018, 3.80%, 11/15/48	395	318,863
Sutter Health
Series 20A, 2.29%, 08/15/30	225	197,018
Series 20A, 3.36%, 08/15/50	89	64,899
Toledo Hospital (The), 5.75%, 11/15/38	176	177,430
UnitedHealth Group Inc.
3.70%, 05/15/27	210	206,396
1.15%, 05/15/26	610	580,039
1.25%, 01/15/26	201	193,318
2.00%, 05/15/30	510	441,922
2.30%, 05/15/31	772	664,855
2.75%, 05/15/40	372	269,396
2.88%, 08/15/29	435	402,681
2.90%, 05/15/50	620	406,751
2.95%, 10/15/27	456	437,813
3.05%, 05/15/41	710	530,058
3.10%, 03/15/26	546	536,010
3.13%, 05/15/60	460	290,298
3.25%, 05/15/51	1,257	876,629
3.38%, 04/15/27	195	189,921
3.45%, 01/15/27	281	275,151
3.50%, 08/15/39	705	577,719
3.70%, 08/15/49	502	382,282
3.75%, 10/15/47	464	358,787
3.85%, 06/15/28	552	539,164
3.88%, 12/15/28(a)	379	369,310
3.88%, 08/15/59	720	534,927
3.95%, 10/15/42	263	218,741
4.00%, 05/15/29	510	497,331
4.20%, 05/15/32	1,095	1,051,211
4.20%, 01/15/47	342	287,396
4.25%, 01/15/29	515	507,724
4.25%, 03/15/43	420	367,757
4.25%, 04/15/47	288	240,972
4.25%, 06/15/48	560	468,895
4.38%, 03/15/42	410	363,766
4.45%, 12/15/48	723	622,134
4.50%, 04/15/33	700	676,880
4.60%, 04/15/27(a)	200	201,333
4.63%, 07/15/35	497	481,993
4.63%, 11/15/41	414	380,249
4.75%, 07/15/26	360	362,276
4.75%, 07/15/45	830	761,715
Security	Par (000)	Value
Health Care - Services (continued)
4.75%, 05/15/52	$875	$789,745
4.80%, 01/15/30	1,000	1,003,817
4.90%, 04/15/31	510	512,640
4.95%, 01/15/32	815	815,939
4.95%, 05/15/62	525	475,617
5.00%, 04/15/34	765	761,582
5.05%, 04/15/53	1,240	1,164,158
5.15%, 07/15/34	1,225	1,234,483
5.20%, 04/15/63	1,010	944,606
5.25%, 02/15/28	460	470,066
5.30%, 02/15/30	705	723,058
5.35%, 02/15/33	875	898,541
5.38%, 04/15/54	940	920,128
5.50%, 07/15/44	900	907,785
5.50%, 04/15/64	590	579,999
5.63%, 07/15/54	1,365	1,389,796
5.75%, 07/15/64	1,020	1,039,323
5.80%, 03/15/36	590	621,293
5.88%, 02/15/53	955	998,881
6.05%, 02/15/63	765	810,630
6.50%, 06/15/37	217	240,943
6.63%, 11/15/37	314	353,903
6.88%, 02/15/38	560	648,279
UPMC, 5.04%, 05/15/33	315	313,113
		45,681,578
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27	420	382,196
2.00%, 11/02/31(a)	540	457,989
2.88%, 02/07/50(a)	236	160,092
3.10%, 03/26/30	565	524,659
3.20%, 04/25/29	295	279,682
3.20%, 07/30/46	199	144,057
3.95%, 11/01/28	305	299,141
6.63%, 08/01/37	291	333,836
		2,581,652
Insurance — 2.6%
Aflac Inc.
3.60%, 04/01/30	358	338,433
4.75%, 01/15/49	443	396,931
Alleghany Corp.
3.25%, 08/15/51	225	155,774
3.63%, 05/15/30	260	245,772
AXA SA, 8.60%, 12/15/30	145	174,717
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	427	357,126
1.85%, 03/12/30	400	348,832
2.30%, 03/15/27	300	287,145
2.50%, 01/15/51	460	282,336
2.85%, 10/15/50	795	520,092
2.88%, 03/15/32(a)	735	655,091
3.85%, 03/15/52	1,485	1,173,008
4.20%, 08/15/48	1,301	1,119,606
4.25%, 01/15/49	1,042	908,719
4.30%, 05/15/43	213	190,055
4.40%, 05/15/42(a)	510	470,672
5.75%, 01/15/40(a)	392	421,232
Berkshire Hathaway Inc.
3.13%, 03/15/26	1,103	1,083,494
4.50%, 02/11/43(a)	612	572,537
Schedule of Investments
50

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb Corp. (The)
6.00%, 05/11/37(a)	$403	$432,894
Series 1, 6.50%, 05/15/38	355	397,766
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	425	354,196
2.85%, 12/15/51	405	266,932
3.05%, 12/15/61	510	325,586
3.35%, 05/03/26	1,235	1,213,482
4.35%, 11/03/45	810	705,969
4.65%, 08/15/29	430	430,158
5.00%, 03/15/34	595	595,050
Loews Corp.
3.20%, 05/15/30	183	168,351
3.75%, 04/01/26	370	365,545
4.13%, 05/15/43(a)	231	197,770
Manulife Financial Corp.
2.48%, 05/19/27	244	231,536
3.70%, 03/16/32	530	490,154
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	20	19,501
4.15%, 03/04/26	549	544,553
5.38%, 03/04/46	502	494,684
Marsh & McLennan Companies Inc.
2.25%, 11/15/30(a)	415	360,320
3.75%, 03/14/26	399	394,578
4.20%, 03/01/48	355	295,064
4.35%, 01/30/47	213	181,342
4.38%, 03/15/29	1,129	1,115,191
4.55%, 11/08/27	355	355,071
4.65%, 03/15/30	750	748,047
4.75%, 03/15/39	244	231,031
4.85%, 11/15/31	750	748,075
4.90%, 03/15/49	498	460,502
5.00%, 03/15/35	1,205	1,200,581
5.15%, 03/15/34(a)	155	156,786
5.35%, 11/15/44	200	199,648
5.40%, 09/15/33	260	268,193
5.40%, 03/15/55	875	869,181
5.45%, 03/15/53	225	223,889
5.45%, 03/15/54	155	154,355
5.70%, 09/15/53	360	370,699
5.75%, 11/01/32	110	116,138
6.25%, 11/01/52	240	265,540
MetLife Inc.
3.60%, 11/13/25	252	249,512
4.05%, 03/01/45	424	351,523
4.13%, 08/13/42	475	404,760
4.55%, 03/23/30(a)	555	551,263
4.60%, 05/13/46	700	628,136
4.88%, 11/13/43	405	378,060
5.00%, 07/15/52	410	383,638
5.25%, 01/15/54	550	537,102
5.30%, 12/15/34(a)	540	546,595
5.38%, 07/15/33(a)	360	369,641
5.70%, 06/15/35	411	430,370
5.88%, 02/06/41	450	469,959
6.38%, 06/15/34	449	491,129
6.50%, 12/15/32(a)	221	245,112
PartnerRe Finance B LLC, 3.70%, 07/02/29	305	289,523
Principal Financial Group Inc.
2.13%, 06/15/30	356	307,575
Security	Par (000)	Value
Insurance (continued)
3.70%, 05/15/29	$495	$472,910
6.05%, 10/15/36	215	227,421
Progressive Corp. (The)
2.45%, 01/15/27	221	211,714
2.50%, 03/15/27	240	229,317
3.00%, 03/15/32	240	213,108
3.20%, 03/26/30	374	346,644
3.70%, 03/15/52	200	151,580
3.95%, 03/26/50	238	191,107
4.00%, 03/01/29	190	185,930
4.13%, 04/15/47	408	339,639
4.20%, 03/15/48	300	252,808
4.95%, 06/15/33(a)	280	281,196
Prudential Financial Inc.
1.50%, 03/10/26(a)	335	321,621
2.10%, 03/10/30(a)	257	226,986
3.00%, 03/10/40	401	304,291
3.70%, 03/13/51(a)	827	625,023
3.91%, 12/07/47	453	356,997
3.94%, 12/07/49	518	406,302
4.35%, 02/25/50	368	310,033
4.60%, 05/15/44(a)	578	521,776
5.70%, 12/14/36	200	209,419
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	650	600,168
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	685	694,442
Travelers Companies Inc. (The)
2.55%, 04/27/50	225	138,222
3.05%, 06/08/51	365	249,017
3.75%, 05/15/46	313	247,032
4.00%, 05/30/47	330	270,520
4.05%, 03/07/48	279	231,574
4.10%, 03/04/49	180	148,394
4.60%, 08/01/43	225	203,538
5.35%, 11/01/40	355	355,422
5.45%, 05/25/53	510	519,139
6.25%, 06/15/37	534	584,841
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	428	478,669
		43,390,628
Internet — 3.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	735	628,365
2.70%, 02/09/41	505	361,498
3.15%, 02/09/51	725	497,446
3.25%, 02/09/61	570	375,109
3.40%, 12/06/27(a)	1,270	1,224,142
4.00%, 12/06/37	340	299,808
4.20%, 12/06/47(a)	880	744,288
4.40%, 12/06/57(a)	410	347,239
4.50%, 11/28/34	265	252,066
Alphabet Inc.
0.80%, 08/15/27	650	593,526
1.10%, 08/15/30(a)	1,362	1,135,289
1.90%, 08/15/40	574	386,619
2.00%, 08/15/26	1,417	1,361,154
2.05%, 08/15/50(a)	1,092	641,306
2.25%, 08/15/60(a)	875	501,673
Amazon.com Inc.
1.00%, 05/12/26	1,530	1,455,711
1.20%, 06/03/27	587	542,318
1.50%, 06/03/30	1,326	1,128,714
51
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
1.65%, 05/12/28	$907	$825,750
2.10%, 05/12/31	1,622	1,394,046
2.50%, 06/03/50	1,821	1,132,180
2.70%, 06/03/60	1,171	706,667
2.88%, 05/12/41	962	724,649
3.10%, 05/12/51	1,525	1,070,564
3.15%, 08/22/27	1,927	1,865,664
3.25%, 05/12/61	745	504,793
3.30%, 04/13/27	1,175	1,146,479
3.45%, 04/13/29(a)	670	644,858
3.60%, 04/13/32	1,150	1,075,843
3.88%, 08/22/37	1,064	955,206
3.95%, 04/13/52	1,145	939,822
4.05%, 08/22/47	1,592	1,353,076
4.10%, 04/13/62(a)	520	423,628
4.25%, 08/22/57	1,197	1,019,280
4.55%, 12/01/27	1,195	1,201,005
4.60%, 12/01/25	335	335,673
4.65%, 12/01/29	785	792,254
4.70%, 12/01/32	1,070	1,073,471
4.80%, 12/05/34(a)	589	592,730
4.95%, 12/05/44	1,064	1,044,714
5.20%, 12/03/25	491	494,323
Baidu Inc.
1.72%, 04/09/26(a)	200	191,551
2.38%, 08/23/31	220	188,526
3.63%, 07/06/27	215	209,466
4.38%, 03/29/28	35	34,553
Booking Holdings Inc.
3.55%, 03/15/28	175	169,595
3.60%, 06/01/26	607	598,667
4.63%, 04/13/30(a)	973	969,643
Meta Platforms Inc.
3.50%, 08/15/27	1,400	1,369,195
3.85%, 08/15/32	1,300	1,224,703
4.30%, 08/15/29(a)	440	436,678
4.45%, 08/15/52	1,270	1,114,635
4.55%, 08/15/31	445	441,593
4.60%, 05/15/28	1,265	1,273,378
4.65%, 08/15/62	780	691,321
4.75%, 08/15/34	1,065	1,052,989
4.80%, 05/15/30	730	739,189
4.95%, 05/15/33	725	736,932
5.40%, 08/15/54	1,615	1,620,374
5.55%, 08/15/64	1,573	1,592,406
5.60%, 05/15/53(a)	1,335	1,385,437
5.75%, 05/15/63	1,000	1,041,683
Tencent Music Entertainment Group, 2.00%, 09/03/30	230	195,188
		51,070,648
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30	290	260,890
3.13%, 04/01/32(a)	270	239,796
3.85%, 04/01/52(a)	325	251,860
3.95%, 05/01/28	210	205,343
4.30%, 05/23/27	375	373,465
6.40%, 12/01/37	115	126,950
		1,458,304
Security	Par (000)	Value
Machinery — 1.5%
ABB Finance USA Inc., 4.38%, 05/08/42	$460	$415,683
Caterpillar Financial Services Corp.
0.80%, 11/13/25	270	260,087
0.90%, 03/02/26(a)	445	425,180
1.10%, 09/14/27	509	465,349
1.15%, 09/14/26(a)	270	254,726
1.70%, 01/08/27	180	169,877
3.60%, 08/12/27	455	446,523
4.35%, 05/15/26(a)	600	600,112
4.38%, 08/16/29(a)	375	371,519
4.40%, 10/15/27	305	304,742
4.45%, 10/16/26	385	385,365
4.50%, 01/08/27(a)	250	250,729
4.80%, 01/06/26	210	210,868
4.85%, 02/27/29(a)	235	238,011
5.00%, 05/14/27	295	299,143
5.05%, 02/27/26(a)	360	363,063
Caterpillar Inc.
1.90%, 03/12/31(a)	150	128,912
2.60%, 09/19/29	356	325,749
2.60%, 04/09/30	306	276,899
3.25%, 09/19/49	530	384,650
3.25%, 04/09/50	629	456,672
3.80%, 08/15/42	882	735,436
4.30%, 05/15/44	339	299,319
4.75%, 05/15/64	327	295,115
5.20%, 05/27/41	444	443,039
Deere & Co.
2.88%, 09/07/49	140	95,873
3.10%, 04/15/30	438	405,085
3.75%, 04/15/50(a)	474	381,518
3.90%, 06/09/42(a)	431	367,565
5.38%, 10/16/29	186	193,178
John Deere Capital Corp.
0.70%, 01/15/26	350	334,717
1.05%, 06/17/26	565	535,437
1.45%, 01/15/31(a)	815	678,840
1.50%, 03/06/28	235	213,033
1.70%, 01/11/27	275	259,419
1.75%, 03/09/27	320	301,026
2.00%, 06/17/31	330	279,875
2.35%, 03/08/27(a)	140	133,447
2.45%, 01/09/30	255	229,604
2.65%, 06/10/26	410	398,992
2.80%, 09/08/27	543	519,028
2.80%, 07/18/29(a)	270	250,001
3.35%, 04/18/29	178	169,733
3.45%, 03/07/29	276	263,678
3.90%, 06/07/32	475	447,544
4.15%, 09/15/27	530	526,821
4.20%, 07/15/27	285	283,273
4.35%, 09/15/32	470	457,914
4.40%, 09/08/31	660	644,294
4.50%, 01/08/27(a)	220	220,492
4.50%, 01/16/29	290	289,322
4.70%, 06/10/30	265	265,395
4.75%, 06/08/26	740	743,791
4.75%, 01/20/28(a)	385	388,249
4.80%, 01/09/26	380	381,700
4.85%, 03/05/27(a)	165	166,646
4.85%, 06/11/29	820	827,801
Schedule of Investments
52

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.90%, 06/11/27	$385	$389,132
4.90%, 03/03/28	65	65,715
4.90%, 03/07/31	280	281,578
4.95%, 07/14/28	700	709,349
5.05%, 03/03/26(a)	180	181,394
5.10%, 04/11/34	720	729,198
5.15%, 09/08/26	360	365,301
5.15%, 09/08/33(a)	405	412,696
Series 1, 5.05%, 06/12/34(a)	700	707,013
Rockwell Automation Inc., 4.20%, 03/01/49	445	378,953
		24,680,388
Manufacturing — 0.4%
3M Co.
2.25%, 09/19/26(a)	245	234,488
2.38%, 08/26/29	730	656,001
2.88%, 10/15/27	450	428,952
3.05%, 04/15/30(a)	135	124,287
3.13%, 09/19/46	55	39,159
3.25%, 08/26/49(a)	410	290,216
3.38%, 03/01/29	345	326,599
3.63%, 09/14/28(a)	270	260,778
3.63%, 10/15/47(a)	415	313,069
3.70%, 04/15/50	215	165,346
4.00%, 09/14/48(a)	285	237,336
5.70%, 03/15/37(a)	500	528,860
Eaton Corp.
3.10%, 09/15/27	280	269,889
4.00%, 11/02/32	315	299,639
4.15%, 03/15/33(a)	715	683,595
4.15%, 11/02/42	190	164,308
4.35%, 05/18/28	155	154,239
4.70%, 08/23/52	480	440,701
Illinois Tool Works Inc.
2.65%, 11/15/26	695	672,187
3.90%, 09/01/42	725	608,587
4.88%, 09/15/41	180	172,645
		7,070,881
Media — 3.1%
Comcast Corp.
1.50%, 02/15/31	890	729,893
1.95%, 01/15/31	605	511,831
2.35%, 01/15/27	1,309	1,248,559
2.45%, 08/15/52	606	347,662
2.65%, 02/01/30	1,015	915,211
2.65%, 08/15/62	455	252,638
2.80%, 01/15/51	796	498,983
2.89%, 11/01/51	2,645	1,678,674
2.94%, 11/01/56	2,813	1,732,661
2.99%, 11/01/63	1,777	1,061,960
3.15%, 03/01/26	894	877,517
3.15%, 02/15/28	890	850,160
3.20%, 07/15/36	968	797,122
3.25%, 11/01/39	940	730,465
3.30%, 02/01/27	1,082	1,054,492
3.30%, 04/01/27	909	884,556
3.40%, 04/01/30	934	871,942
3.40%, 07/15/46	797	583,356
3.45%, 02/01/50	753	540,893
3.55%, 05/01/28	645	622,323
3.75%, 04/01/40	974	804,267
Security	Par (000)	Value
Media (continued)
3.90%, 03/01/38	$1,216	$1,049,010
3.97%, 11/01/47	942	745,058
4.00%, 08/15/47	371	296,403
4.00%, 03/01/48	364	290,093
4.00%, 11/01/49	815	645,463
4.05%, 11/01/52	818	643,559
4.15%, 10/15/28	3,063	3,007,133
4.20%, 08/15/34	608	568,471
4.25%, 10/15/30	829	806,386
4.25%, 01/15/33	945	898,084
4.40%, 08/15/35	363	339,906
4.55%, 01/15/29	540	537,962
4.60%, 10/15/38	1,326	1,226,149
4.60%, 08/15/45	287	254,471
4.65%, 02/15/33	510	501,954
4.65%, 07/15/42	279	252,004
4.70%, 10/15/48	718	646,512
4.80%, 05/15/33	580	572,850
4.95%, 10/15/58	433	392,616
5.10%, 06/01/29	505	513,228
5.30%, 06/01/34(a)	625	635,853
5.35%, 11/15/27	590	603,937
5.35%, 05/15/53(a)	665	643,599
5.50%, 11/15/32(a)	580	601,778
5.50%, 05/15/64	775	755,084
5.65%, 06/15/35	311	323,197
5.65%, 06/01/54(a)	1,005	1,018,920
6.45%, 03/15/37	455	499,661
6.50%, 11/15/35	330	365,936
7.05%, 03/15/33(a)	270	306,886
NBCUniversal Media LLC, 4.45%, 01/15/43	331	289,075
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	469	448,439
2.95%, 06/15/27	451	433,772
3.00%, 02/13/26	515	505,070
3.00%, 07/30/46	224	154,448
3.70%, 12/01/42	350	280,753
4.13%, 06/01/44	467	394,429
Series B, 7.00%, 03/01/32	95	107,820
Series E, 4.13%, 12/01/41	336	287,182
Walt Disney Co. (The)
1.75%, 01/13/26	586	566,902
2.00%, 09/01/29(a)	798	709,431
2.20%, 01/13/28	645	602,392
2.65%, 01/13/31	1,420	1,262,207
2.75%, 09/01/49(a)	837	540,886
3.50%, 05/13/40	873	706,482
3.60%, 01/13/51	1,641	1,238,315
3.70%, 03/23/27	325	319,775
3.80%, 03/22/30	584	559,889
3.80%, 05/13/60	697	521,607
4.63%, 03/23/40(a)	512	482,378
4.70%, 03/23/50(a)	921	845,991
4.75%, 09/15/44	430	396,568
5.40%, 10/01/43	296	296,517
6.15%, 02/15/41	250	271,004
6.20%, 12/15/34	502	551,983
6.40%, 12/15/35	790	874,121
6.65%, 11/15/37	578	653,118
		51,837,882
53
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	$185	$154,086
Mining — 0.5%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	535	462,944
4.75%, 02/28/28	590	592,962
4.88%, 02/27/26	520	521,967
4.90%, 02/28/33	370	369,025
5.00%, 09/30/43	1,071	1,027,852
5.10%, 09/08/28	315	319,723
5.25%, 09/08/26	710	718,271
5.25%, 09/08/30	575	589,371
5.25%, 09/08/33(a)	590	599,680
5.50%, 09/08/53(a)	460	467,846
Rio Tinto Alcan Inc., 6.13%, 12/15/33	400	432,056
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51(a)	635	402,532
5.20%, 11/02/40	532	526,477
7.13%, 07/15/28	416	449,971
Rio Tinto Finance USA PLC
4.13%, 08/21/42	371	319,301
4.75%, 03/22/42	210	197,170
5.00%, 03/09/33	235	237,827
5.13%, 03/09/53	495	475,683
		8,710,658
Oil & Gas — 3.5%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	860	729,243
2.72%, 01/12/32	905	783,697
2.77%, 11/10/50	1,040	647,125
2.94%, 06/04/51(a)	1,047	672,094
3.00%, 02/24/50	1,372	902,338
3.00%, 03/17/52(a)	510	331,090
3.02%, 01/16/27	454	439,243
3.06%, 06/17/41	690	510,305
3.07%, 03/30/50(a)	20	18,583
3.12%, 05/04/26	720	705,177
3.38%, 02/08/61	1,143	754,421
3.41%, 02/11/26	668	659,113
3.54%, 04/06/27	90	87,888
3.59%, 04/14/27	246	240,392
3.63%, 04/06/30	1,032	975,987
3.94%, 09/21/28	545	530,738
4.23%, 11/06/28	878	863,586
4.70%, 04/10/29	550	548,881
4.81%, 02/13/33	1,075	1,053,456
4.89%, 09/11/33	730	718,136
4.97%, 10/17/29	400	403,807
4.99%, 04/10/34	475	469,347
5.02%, 11/17/27	690	698,965
5.23%, 11/17/34	655	657,945
BP Capital Markets PLC
3.28%, 09/19/27	1,614	1,558,225
3.72%, 11/28/28	434	418,349
Chevron Corp.
2.00%, 05/11/27	488	460,704
2.24%, 05/11/30	989	873,444
2.95%, 05/16/26	1,121	1,097,080
3.08%, 05/11/50	687	476,684
3.33%, 11/17/25	331	327,084
Security	Par (000)	Value
Oil & Gas (continued)
Chevron USA Inc.
1.02%, 08/12/27	$403	$368,128
2.34%, 08/12/50(a)	542	320,523
3.85%, 01/15/28	925	911,467
ConocoPhillips Co.
3.76%, 03/15/42	339	274,456
3.80%, 03/15/52	478	363,021
4.03%, 03/15/62	805	609,797
4.30%, 11/15/44	778	665,155
5.05%, 09/15/33(a)	1,060	1,064,811
5.30%, 05/15/53(a)	610	586,549
5.55%, 03/15/54(a)	925	923,790
5.70%, 09/15/63	340	341,709
5.90%, 10/15/32	131	140,448
6.50%, 02/01/39	805	890,911
6.95%, 04/15/29	305	334,085
EOG Resources Inc.
3.90%, 04/01/35	429	387,773
4.15%, 01/15/26	346	343,854
4.38%, 04/15/30	487	477,979
4.95%, 04/15/50	675	619,129
Exxon Mobil Corp.
2.28%, 08/16/26	478	460,925
2.44%, 08/16/29	894	816,705
2.61%, 10/15/30	927	830,782
3.00%, 08/16/39	447	346,485
3.04%, 03/01/26	1,122	1,101,649
3.10%, 08/16/49	555	385,145
3.29%, 03/19/27	389	381,034
3.45%, 04/15/51(a)	1,328	973,848
3.48%, 03/19/30	991	938,783
3.57%, 03/06/45	435	340,401
4.11%, 03/01/46	1,314	1,107,709
4.23%, 03/19/40	902	805,913
4.33%, 03/19/50	1,264	1,086,472
Shell Finance U.S. Inc.
2.38%, 11/07/29	752	677,723
2.75%, 04/06/30	872	793,394
3.25%, 04/06/50	883	621,194
3.75%, 09/12/46	578	450,197
4.00%, 05/10/46	906	736,500
4.13%, 05/11/35(a)	663	616,951
4.38%, 05/11/45	1,127	973,698
4.55%, 08/12/43	978	884,590
Shell International Finance BV
2.50%, 09/12/26	494	476,706
2.88%, 05/10/26	1,063	1,038,060
2.88%, 11/26/41	275	201,760
3.00%, 11/26/51	398	263,389
3.13%, 11/07/49	577	396,568
3.63%, 08/21/42	218	175,385
3.88%, 11/13/28	629	613,862
5.50%, 03/25/40	608	622,118
6.38%, 12/15/38	1,245	1,382,810
TotalEnergies Capital International SA
2.83%, 01/10/30	824	754,135
2.99%, 06/29/41	352	260,545
3.13%, 05/29/50	1,336	916,859
3.39%, 06/29/60	283	191,116
3.46%, 02/19/29(a)	515	493,776
3.46%, 07/12/49	386	283,691
Schedule of Investments
54

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital SA
3.88%, 10/11/28	$458	$446,781
4.72%, 09/10/34(a)	350	341,262
5.15%, 04/05/34	688	694,634
5.28%, 09/10/54	740	710,775
5.43%, 09/10/64	870	838,996
5.49%, 04/05/54	1,193	1,184,020
5.64%, 04/05/64	658	654,113
		57,508,171
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	474	457,767
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	210	199,771
3.14%, 11/07/29	293	271,444
3.34%, 12/15/27(a)	812	781,070
4.08%, 12/15/47	1,053	851,541
4.49%, 05/01/30	263	258,547
Schlumberger Investment SA
2.65%, 06/26/30	465	417,240
4.50%, 05/15/28	100	99,848
4.85%, 05/15/33	100	98,671
5.00%, 06/01/34(a)	200	198,428
		3,634,327
Pharmaceuticals — 8.0%
AbbVie Inc.
2.95%, 11/21/26	1,784	1,729,967
3.20%, 05/14/26	615	603,241
3.20%, 11/21/29	2,380	2,225,560
4.05%, 11/21/39	2,185	1,917,097
4.25%, 11/14/28(a)	915	905,815
4.25%, 11/21/49	2,835	2,405,437
4.30%, 05/14/36	580	541,290
4.40%, 11/06/42	1,565	1,398,064
4.45%, 05/14/46	1,205	1,062,278
4.50%, 05/14/35	1,195	1,145,055
4.55%, 03/15/35	755	725,735
4.70%, 05/14/45	1,450	1,329,320
4.75%, 03/15/45	305	281,512
4.80%, 03/15/27	1,195	1,203,078
4.80%, 03/15/29	1,350	1,359,611
4.85%, 06/15/44	565	529,562
4.88%, 11/14/48	855	799,062
4.95%, 03/15/31	600	605,870
5.05%, 03/15/34	1,550	1,561,249
5.35%, 03/15/44	425	426,102
5.40%, 03/15/54	1,695	1,708,584
5.50%, 03/15/64	770	775,781
Astrazeneca Finance LLC
1.20%, 05/28/26	715	680,503
1.75%, 05/28/28	460	417,507
2.25%, 05/28/31(a)	510	439,917
4.80%, 02/26/27	810	816,323
4.85%, 02/26/29	520	525,022
4.88%, 03/03/28	425	429,059
4.88%, 03/03/33(a)	190	190,902
4.90%, 03/03/30	285	288,431
4.90%, 02/26/31	455	459,448
5.00%, 02/26/34	755	759,775
Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/26	$545	$516,960
1.38%, 08/06/30	445	371,982
2.13%, 08/06/50	305	173,973
3.00%, 05/28/51(a)	620	427,458
3.13%, 06/12/27	340	329,258
3.38%, 11/16/25	730	722,806
4.00%, 01/17/29	715	700,298
4.00%, 09/18/42	735	627,495
4.38%, 11/16/45	550	489,508
4.38%, 08/17/48(a)	335	295,953
6.45%, 09/15/37	1,370	1,533,613
Bristol-Myers Squibb Co.
0.75%, 11/13/25	366	352,176
1.13%, 11/13/27	505	457,867
1.45%, 11/13/30(a)	490	407,554
2.35%, 11/13/40	446	304,812
2.55%, 11/13/50	803	483,228
2.95%, 03/15/32(a)	605	534,449
3.20%, 06/15/26	943	924,770
3.25%, 02/27/27	185	180,075
3.25%, 08/01/42	175	132,068
3.40%, 07/26/29	1,118	1,063,855
3.45%, 11/15/27(a)	208	202,609
3.55%, 03/15/42	660	526,040
3.70%, 03/15/52	1,625	1,220,751
3.90%, 02/20/28	875	858,799
3.90%, 03/15/62	635	473,458
4.13%, 06/15/39	1,085	958,240
4.25%, 10/26/49	2,017	1,688,856
4.35%, 11/15/47	745	632,447
4.55%, 02/20/48	749	658,049
4.63%, 05/15/44	330	298,983
4.90%, 02/22/27(a)	375	378,879
4.90%, 02/22/29(a)	945	956,980
4.95%, 02/20/26	415	417,669
5.00%, 08/15/45	410	388,653
5.10%, 02/22/31	440	447,628
5.20%, 02/22/34(a)	1,115	1,134,718
5.50%, 02/22/44(a)	185	187,836
5.55%, 02/22/54	1,515	1,531,923
5.65%, 02/22/64	955	960,249
5.75%, 02/01/31	550	577,509
5.90%, 11/15/33	435	465,001
6.25%, 11/15/53	520	574,100
6.40%, 11/15/63	665	743,189
Eli Lilly & Co.
2.25%, 05/15/50	664	390,744
2.50%, 09/15/60	270	151,843
3.38%, 03/15/29	476	455,255
3.95%, 03/15/49	480	395,464
4.15%, 08/14/27	355	353,418
4.15%, 03/15/59	483	397,880
4.20%, 08/14/29	345	340,518
4.50%, 02/09/27(a)	700	701,785
4.50%, 02/09/29	555	554,957
4.60%, 08/14/34	405	396,016
4.70%, 02/27/33(a)	540	536,664
4.70%, 02/09/34	765	754,234
4.88%, 02/27/53	675	635,862
4.95%, 02/27/63	480	451,953
55
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 02/27/26	$15	$15,007
5.00%, 02/09/54	820	789,430
5.05%, 08/14/54	745	723,903
5.10%, 02/09/64	710	680,890
5.20%, 08/14/64	575	560,943
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	2,390	2,341,121
4.20%, 03/18/43(a)	139	120,513
5.38%, 04/15/34(a)	406	422,533
6.38%, 05/15/38	1,509	1,677,932
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	460	437,366
Johnson & Johnson
0.95%, 09/01/27	705	643,942
1.30%, 09/01/30	795	669,876
2.10%, 09/01/40	615	421,632
2.25%, 09/01/50	435	263,668
2.45%, 03/01/26	907	884,387
2.45%, 09/01/60(a)	325	187,655
2.90%, 01/15/28	814	779,747
2.95%, 03/03/27	628	609,525
3.40%, 01/15/38	425	361,569
3.50%, 01/15/48	444	350,547
3.55%, 03/01/36	460	410,148
3.63%, 03/03/37	763	672,449
3.70%, 03/01/46	813	666,225
3.75%, 03/03/47	498	408,014
4.38%, 12/05/33	315	312,461
4.50%, 09/01/40	277	267,227
4.50%, 12/05/43(a)	325	310,834
4.80%, 06/01/29	700	710,787
4.90%, 06/01/31	655	665,871
4.95%, 05/15/33(a)	313	324,377
4.95%, 06/01/34	890	907,598
5.25%, 06/01/54(a)	575	588,954
5.85%, 07/15/38	1,151	1,262,209
5.95%, 08/15/37	601	663,350
McKesson Corp.
0.90%, 12/03/25	10	9,613
1.30%, 08/15/26	325	307,279
4.25%, 09/15/29	175	171,385
5.10%, 07/15/33(a)	505	508,954
Mead Johnson Nutrition Co.
4.13%, 11/15/25	279	277,658
4.60%, 06/01/44	210	185,288
Merck & Co. Inc.
0.75%, 02/24/26	480	458,400
1.45%, 06/24/30	720	606,601
1.70%, 06/10/27	835	781,970
1.90%, 12/10/28	430	389,373
2.15%, 12/10/31(a)	1,130	958,721
2.35%, 06/24/40	511	355,587
2.45%, 06/24/50	620	375,131
2.75%, 12/10/51	941	597,247
2.90%, 12/10/61	880	533,128
3.40%, 03/07/29	598	571,594
3.60%, 09/15/42	219	175,710
3.70%, 02/10/45	1,260	1,003,662
3.90%, 03/07/39	625	544,512
4.00%, 03/07/49	776	634,661
4.05%, 05/17/28(a)	175	173,474
4.15%, 05/18/43	543	468,925
Security	Par (000)	Value
Pharmaceuticals (continued)
4.30%, 05/17/30	$395	$389,640
4.50%, 05/17/33(a)	990	971,426
4.90%, 05/17/44	560	533,953
5.00%, 05/17/53(a)	720	683,683
5.15%, 05/17/63	625	600,400
6.50%, 12/01/33	283	318,353
Novartis Capital Corp.
2.00%, 02/14/27	925	879,984
2.20%, 08/14/30	1,490	1,312,054
2.75%, 08/14/50(a)	634	420,411
3.00%, 11/20/25	775	764,277
3.10%, 05/17/27	585	568,070
3.70%, 09/21/42	238	197,810
3.80%, 09/18/29	375	363,682
4.00%, 09/18/31	370	355,133
4.00%, 11/20/45	490	415,855
4.20%, 09/18/34	380	360,224
4.40%, 05/06/44	960	867,077
4.70%, 09/18/54	225	208,017
Pfizer Inc.
1.70%, 05/28/30	570	488,367
1.75%, 08/18/31(a)	500	415,928
2.55%, 05/28/40	384	273,846
2.63%, 04/01/30	530	479,169
2.70%, 05/28/50	938	609,359
2.75%, 06/03/26(a)	976	951,357
3.00%, 12/15/26	782	759,330
3.45%, 03/15/29	761	729,125
3.60%, 09/15/28(a)	360	349,746
3.90%, 03/15/39	488	423,759
4.00%, 12/15/36	335	305,257
4.00%, 03/15/49	564	463,665
4.10%, 09/15/38	257	229,855
4.13%, 12/15/46	764	638,554
4.20%, 09/15/48	565	476,573
4.30%, 06/15/43	349	305,858
4.40%, 05/15/44	599	538,515
7.20%, 03/15/39	1,232	1,469,802
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,720	1,717,573
4.45%, 05/19/28	1,725	1,718,673
4.65%, 05/19/30	1,365	1,363,592
4.75%, 05/19/33	2,415	2,380,695
5.11%, 05/19/43	1,570	1,522,458
5.30%, 05/19/53	3,040	2,974,164
5.34%, 05/19/63	2,165	2,083,022
Pharmacia LLC, 6.60%, 12/01/28(a)	289	309,352
Sanofi SA, 3.63%, 06/19/28	448	435,413
Wyeth LLC
5.95%, 04/01/37	1,001	1,063,730
6.00%, 02/15/36	211	227,314
6.50%, 02/01/34	312	346,227
		131,537,364
Pipelines — 0.8%
Enterprise Products Operating LLC
2.80%, 01/31/30	695	630,924
3.13%, 07/31/29	990	924,491
3.20%, 02/15/52	205	138,308
3.30%, 02/15/53(a)	365	248,676
3.70%, 02/15/26	475	470,442
3.70%, 01/31/51	350	260,331
Schedule of Investments
56

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.95%, 02/15/27	$35	$34,521
3.95%, 01/31/60	430	320,176
4.15%, 10/16/28	410	401,732
4.20%, 01/31/50	885	720,398
4.25%, 02/15/48	480	398,306
4.45%, 02/15/43	465	405,162
4.60%, 01/11/27	640	640,726
4.80%, 02/01/49	550	492,546
4.85%, 01/31/34	1,020	1,001,474
4.85%, 08/15/42	630	580,578
4.85%, 03/15/44	955	875,348
4.90%, 05/15/46	530	483,506
4.95%, 02/15/35(a)	910	895,431
5.05%, 01/10/26	60	60,326
5.10%, 02/15/45	835	785,510
5.35%, 01/31/33	675	689,256
5.55%, 02/16/55	605	599,851
5.70%, 02/15/42	20	20,232
5.95%, 02/01/41	285	297,931
6.13%, 10/15/39	50	53,095
6.45%, 09/01/40	165	180,129
Series D, 6.88%, 03/01/33	600	669,622
		13,279,028
Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	310	259,557
2.30%, 03/01/30	350	308,611
2.45%, 01/15/31	241	210,620
Camden Property Trust
2.80%, 05/15/30	477	429,585
3.15%, 07/01/29	320	298,819
5.85%, 11/03/26	205	209,966
ERP Operating LP
1.85%, 08/01/31	90	74,721
2.50%, 02/15/30	375	334,051
2.85%, 11/01/26	320	309,782
3.00%, 07/01/29	361	334,712
3.50%, 03/01/28	256	247,078
4.50%, 07/01/44	347	305,258
4.65%, 09/15/34(a)	430	412,735
Mid-America Apartments LP
3.60%, 06/01/27	270	263,676
3.95%, 03/15/29	250	242,221
Prologis LP
1.25%, 10/15/30(a)	365	300,035
2.13%, 04/15/27(a)	325	307,041
2.13%, 10/15/50	277	151,148
2.25%, 04/15/30(a)	623	548,333
3.00%, 04/15/50	300	199,409
4.63%, 01/15/33(a)	285	278,909
4.75%, 06/15/33	350	343,412
4.88%, 06/15/28	235	237,037
5.00%, 03/15/34	420	415,633
5.00%, 01/31/35	205	202,620
5.13%, 01/15/34	455	455,309
5.25%, 06/15/53	554	534,971
5.25%, 03/15/54	435	419,367
Public Storage Operating Co.
0.88%, 02/15/26	235	224,211
1.50%, 11/09/26	275	259,465
1.85%, 05/01/28(a)	412	376,028
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.95%, 11/09/28	$420	$379,188
2.25%, 11/09/31	340	287,944
2.30%, 05/01/31	324	280,181
3.09%, 09/15/27	347	334,139
3.39%, 05/01/29	379	359,853
5.10%, 08/01/33	420	421,808
5.13%, 01/15/29(a)	390	397,960
5.35%, 08/01/53	495	486,128
Realty Income Corp.
2.85%, 12/15/32	340	289,602
3.00%, 01/15/27	313	302,180
3.10%, 12/15/29	286	263,593
3.25%, 06/15/29	165	154,352
3.25%, 01/15/31(a)	496	451,793
3.40%, 01/15/28	470	452,785
3.65%, 01/15/28	220	213,170
3.95%, 08/15/27	370	364,463
4.13%, 10/15/26	240	237,913
4.63%, 11/01/25	125	124,880
4.65%, 03/15/47	186	165,727
4.85%, 03/15/30	365	364,266
4.88%, 06/01/26	300	300,773
4.90%, 07/15/33	250	245,064
5.05%, 01/13/26	110	109,726
5.13%, 02/15/34	460	457,541
5.38%, 09/01/54	210	203,770
5.63%, 10/13/32(a)	265	274,447
Simon Property Group LP
1.38%, 01/15/27	197	183,979
1.75%, 02/01/28	640	585,969
2.20%, 02/01/31(a)	217	185,930
2.25%, 01/15/32	315	264,027
2.45%, 09/13/29	500	449,917
2.65%, 07/15/30	462	412,243
2.65%, 02/01/32	395	339,114
3.25%, 11/30/26	339	329,872
3.25%, 09/13/49(a)	535	371,564
3.30%, 01/15/26	460	452,719
3.38%, 06/15/27(a)	565	549,626
3.38%, 12/01/27(a)	495	478,894
3.80%, 07/15/50	328	249,106
4.25%, 11/30/46(a)	235	196,933
4.75%, 09/26/34	505	484,259
4.75%, 03/15/42	311	284,929
5.50%, 03/08/33	300	307,124
5.85%, 03/08/53(a)	340	351,467
6.25%, 01/15/34(a)	270	290,805
6.65%, 01/15/54	300	343,372
6.75%, 02/01/40(a)	416	466,992
		24,996,407
Retail — 2.6%
Costco Wholesale Corp.
1.38%, 06/20/27	907	839,071
1.60%, 04/20/30	972	831,760
1.75%, 04/20/32(a)	760	622,282
3.00%, 05/18/27(a)	668	647,301
Home Depot Inc. (The)
0.90%, 03/15/28(a)	95	84,728
1.38%, 03/15/31	460	376,026
1.50%, 09/15/28	587	525,238
1.88%, 09/15/31	322	268,836
57
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.13%, 09/15/26	$653	$626,740
2.38%, 03/15/51	490	287,734
2.50%, 04/15/27	368	351,969
2.70%, 04/15/30	907	821,207
2.75%, 09/15/51	487	309,423
2.80%, 09/14/27	570	546,196
2.88%, 04/15/27	540	521,408
2.95%, 06/15/29	657	612,707
3.00%, 04/01/26	387	379,307
3.13%, 12/15/49	507	352,274
3.25%, 04/15/32	280	252,856
3.30%, 04/15/40	702	557,800
3.35%, 04/15/50(a)	638	461,211
3.50%, 09/15/56	438	317,601
3.63%, 04/15/52	870	656,982
3.90%, 12/06/28(a)	483	472,513
3.90%, 06/15/47(a)	645	520,513
4.20%, 04/01/43	591	511,322
4.25%, 04/01/46	687	589,447
4.40%, 03/15/45	452	398,004
4.50%, 09/15/32	670	660,732
4.50%, 12/06/48	1,092	966,243
4.75%, 06/25/29	1,020	1,027,094
4.85%, 06/25/31(a)	890	894,397
4.88%, 06/25/27(a)	540	546,653
4.88%, 02/15/44	412	388,084
4.90%, 04/15/29	350	354,551
4.95%, 09/30/26	495	500,050
4.95%, 06/25/34	970	971,143
4.95%, 09/15/52(a)	650	611,102
5.15%, 06/25/26	740	748,811
5.30%, 06/25/54	869	862,867
5.40%, 09/15/40	175	177,109
5.40%, 06/25/64	285	284,160
5.88%, 12/16/36	1,514	1,621,163
5.95%, 04/01/41	435	465,798
Target Corp.
1.95%, 01/15/27(a)	665	631,764
2.35%, 02/15/30	500	446,851
2.50%, 04/15/26(a)	582	569,192
2.95%, 01/15/52(a)	1,355	903,043
3.38%, 04/15/29	567	541,754
3.63%, 04/15/46	376	292,902
3.90%, 11/15/47	311	250,877
4.00%, 07/01/42	440	379,332
4.40%, 01/15/33	230	224,041
4.50%, 09/15/32(a)	575	564,327
4.50%, 09/15/34	465	450,249
4.80%, 01/15/53(a)	565	525,252
7.00%, 01/15/38	405	475,690
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	232	207,360
1.60%, 05/15/31	95	78,466
2.25%, 09/15/26	1,075	1,034,645
Walmart Inc.
2.50%, 09/22/41	500	355,581
2.65%, 09/22/51	795	512,153
2.95%, 09/24/49	315	219,380
3.05%, 07/08/26	335	328,165
3.25%, 07/08/29(a)	503	482,022
3.70%, 06/26/28	555	543,780
Security	Par (000)	Value
Retail (continued)
3.90%, 04/15/28	$310	$305,794
3.95%, 06/28/38(a)	340	311,014
4.00%, 04/15/26(a)	270	268,683
4.00%, 04/15/30	525	516,189
4.05%, 06/29/48	1,101	939,695
4.10%, 04/15/33(a)	645	623,591
4.15%, 09/09/32	395	385,734
4.50%, 09/09/52	490	445,217
4.50%, 04/15/53(a)	1,110	1,011,159
5.25%, 09/01/35	675	704,191
5.63%, 04/01/40	155	165,021
5.63%, 04/15/41	260	276,087
6.20%, 04/15/38	565	634,021
6.50%, 08/15/37	485	559,975
		41,985,610
Semiconductors — 2.1%
Advanced Micro Devices Inc.
3.92%, 06/01/32	545	513,884
4.39%, 06/01/52(a)	295	258,549
Analog Devices Inc.
1.70%, 10/01/28	446	400,757
2.10%, 10/01/31	595	503,551
2.80%, 10/01/41	415	298,773
2.95%, 10/01/51(a)	780	518,193
3.50%, 12/05/26	782	767,256
5.05%, 04/01/34(a)	275	278,270
5.30%, 04/01/54(a)	185	184,304
Applied Materials Inc.
1.75%, 06/01/30	635	544,178
2.75%, 06/01/50	407	265,293
3.30%, 04/01/27	790	769,489
4.35%, 04/01/47	519	452,566
4.80%, 06/15/29(a)	515	519,276
5.10%, 10/01/35(a)	322	327,709
5.85%, 06/15/41	635	671,650
KLA Corp.
3.30%, 03/01/50	330	235,231
4.10%, 03/15/29	350	343,838
4.65%, 07/15/32	380	376,459
4.70%, 02/01/34	155	152,435
4.95%, 07/15/52(a)	917	860,359
5.25%, 07/15/62(a)	740	716,897
Lam Research Corp.
1.90%, 06/15/30	575	494,955
2.88%, 06/15/50(a)	431	285,565
3.13%, 06/15/60	467	301,489
3.75%, 03/15/26	387	382,961
4.00%, 03/15/29	495	484,387
4.88%, 03/15/49	572	534,582
NVIDIA Corp.
1.55%, 06/15/28	780	707,552
2.00%, 06/15/31	590	506,309
2.85%, 04/01/30	981	904,156
3.20%, 09/16/26	439	429,924
3.50%, 04/01/40	385	324,994
3.50%, 04/01/50	1,352	1,052,754
3.70%, 04/01/60	245	188,956
Qualcomm Inc.
1.30%, 05/20/28	407	364,326
1.65%, 05/20/32	775	621,489
2.15%, 05/20/30	723	635,335
Schedule of Investments
58

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 05/20/27	$1,300	$1,261,946
3.25%, 05/20/50	358	252,965
4.25%, 05/20/32(a)	255	246,641
4.30%, 05/20/47	729	620,325
4.50%, 05/20/52(a)	530	460,833
4.65%, 05/20/35	711	695,973
4.80%, 05/20/45	747	688,273
5.40%, 05/20/33	350	364,249
6.00%, 05/20/53	640	688,251
Texas Instruments Inc.
1.13%, 09/15/26	575	541,929
1.75%, 05/04/30	584	502,168
1.90%, 09/15/31	264	223,100
2.25%, 09/04/29	400	360,509
2.70%, 09/15/51	245	155,355
2.90%, 11/03/27(a)	156	149,492
3.88%, 03/15/39	460	405,337
4.15%, 05/15/48	896	757,760
4.60%, 02/08/27	355	357,008
4.60%, 02/15/28	635	638,659
4.60%, 02/08/29	165	165,478
4.85%, 02/08/34	155	155,294
4.90%, 03/14/33	655	662,370
5.00%, 03/14/53	715	684,004
5.05%, 05/18/63	845	795,802
5.15%, 02/08/54	375	366,617
TSMC Arizona Corp.
1.75%, 10/25/26	848	800,883
2.50%, 10/25/31	1,288	1,115,659
3.13%, 10/25/41	360	284,817
3.25%, 10/25/51	375	280,978
3.88%, 04/22/27	405	397,684
4.13%, 04/22/29	165	161,165
4.25%, 04/22/32	265	256,716
4.50%, 04/22/52	325	310,745
Xilinx Inc., 2.38%, 06/01/30	278	246,183
		34,233,819
Software — 1.6%
Adobe Inc.
2.15%, 02/01/27	399	380,336
2.30%, 02/01/30	605	541,460
4.80%, 04/04/29	360	364,573
4.85%, 04/04/27	450	454,816
4.95%, 04/04/34	555	558,233
Cadence Design Systems Inc.
4.20%, 09/10/27	150	148,853
4.30%, 09/10/29	275	269,842
4.70%, 09/10/34	230	224,243
Intuit Inc.
1.35%, 07/15/27	180	166,055
1.65%, 07/15/30	555	470,510
5.13%, 09/15/28	330	337,182
5.20%, 09/15/33	635	647,308
5.25%, 09/15/26	370	375,215
5.50%, 09/15/53(a)	1,035	1,053,353
Microsoft Corp.
2.40%, 08/08/26	1,826	1,767,513
2.50%, 09/15/50	1,390	882,344
2.53%, 06/01/50	2,554	1,636,278
2.68%, 06/01/60	1,693	1,033,927
2.92%, 03/17/52	2,654	1,831,426
Security	Par (000)	Value
Software (continued)
3.04%, 03/17/62	$789	$527,290
3.13%, 11/03/25	1,114	1,099,709
3.30%, 02/06/27	1,662	1,628,770
3.40%, 09/15/26	895	880,711
3.45%, 08/08/36	895	792,414
3.50%, 02/12/35(a)	765	702,634
3.70%, 08/08/46	714	594,545
4.00%, 02/12/55(a)	255	219,436
4.10%, 02/06/37	363	344,505
4.20%, 11/03/35(a)	430	416,461
4.25%, 02/06/47(a)	670	625,795
4.45%, 11/03/45	785	743,223
4.50%, 02/06/57	300	281,782
5.20%, 06/01/39(a)	390	413,857
5.30%, 02/08/41(a)	285	316,808
Salesforce Inc.
1.50%, 07/15/28	495	446,412
1.95%, 07/15/31	985	833,377
2.70%, 07/15/41	720	520,331
2.90%, 07/15/51	835	552,623
3.05%, 07/15/61	475	301,989
3.70%, 04/11/28	913	892,306
ServiceNow Inc., 1.40%, 09/01/30	715	597,181
		26,875,626
Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30	405	363,554
3.63%, 04/22/29	373	353,178
4.38%, 07/16/42	529	456,256
4.38%, 04/22/49(a)	670	566,693
4.70%, 07/21/32	278	269,679
6.13%, 03/30/40	1,087	1,140,107
6.38%, 03/01/35	477	515,222
Cisco Systems Inc.
2.50%, 09/20/26	948	917,709
2.95%, 02/28/26	297	291,404
4.80%, 02/26/27	1,125	1,134,632
4.85%, 02/26/29	1,145	1,159,255
4.90%, 02/26/26	785	790,286
4.95%, 02/26/31	1,130	1,144,966
5.05%, 02/26/34	620	630,384
5.30%, 02/26/54(a)	975	980,573
5.35%, 02/26/64	615	616,616
5.50%, 01/15/40	1,596	1,646,934
5.90%, 02/15/39	1,008	1,084,457
		14,061,905
Transportation — 2.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	290	188,001
3.05%, 02/15/51	275	187,039
3.25%, 06/15/27	554	538,476
3.30%, 09/15/51	406	289,443
3.55%, 02/15/50	406	306,363
3.90%, 08/01/46	268	216,527
4.05%, 06/15/48	393	325,488
4.13%, 06/15/47	545	455,719
4.15%, 04/01/45	512	433,600
4.15%, 12/15/48	310	258,879
4.38%, 09/01/42	422	375,354
4.40%, 03/15/42	267	238,616
59
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.45%, 03/15/43	$367	$328,149
4.45%, 01/15/53	415	362,837
4.55%, 09/01/44	435	390,932
4.70%, 09/01/45	303	275,661
4.90%, 04/01/44	444	417,842
5.05%, 03/01/41	202	195,951
5.15%, 09/01/43	299	294,917
5.20%, 04/15/54(a)	985	966,690
5.40%, 06/01/41	310	311,727
5.50%, 03/15/55	665	678,481
5.75%, 05/01/40	346	362,979
6.15%, 05/01/37	325	355,377
Canadian National Railway Co.
2.45%, 05/01/50	235	143,245
2.75%, 03/01/26	321	313,511
3.20%, 08/02/46	401	292,047
3.65%, 02/03/48	221	172,715
3.85%, 08/05/32	390	364,971
4.38%, 09/18/34	535	512,064
4.40%, 08/05/52	670	585,909
4.45%, 01/20/49	276	243,565
6.25%, 08/01/34(a)	225	247,540
CSX Corp.
2.60%, 11/01/26	680	655,872
3.25%, 06/01/27	115	111,557
3.35%, 09/15/49	120	86,505
3.80%, 03/01/28	150	146,402
3.80%, 11/01/46	665	525,422
3.80%, 04/15/50	65	50,956
3.95%, 05/01/50	200	161,196
4.10%, 11/15/32	645	613,662
4.10%, 03/15/44	230	193,999
4.25%, 03/15/29	280	276,020
4.25%, 11/01/66	765	605,247
4.30%, 03/01/48	250	212,945
4.50%, 11/15/52	555	485,508
4.65%, 03/01/68	590	501,760
4.75%, 05/30/42	90	83,284
4.75%, 11/15/48	240	218,283
4.90%, 03/15/55	285	263,972
5.20%, 11/15/33(a)	530	540,571
6.15%, 05/01/37	130	140,851
6.22%, 04/30/40	5	5,461
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	381	321,588
Union Pacific Corp.
2.15%, 02/05/27	120	114,193
2.38%, 05/20/31	1,195	1,041,704
2.40%, 02/05/30	540	482,913
2.75%, 03/01/26	255	249,092
2.80%, 02/14/32	655	577,264
2.89%, 04/06/36(a)	255	209,189
2.95%, 03/10/52	380	252,087
2.97%, 09/16/62	780	473,385
3.00%, 04/15/27	385	371,868
3.20%, 05/20/41	440	339,274
3.25%, 02/05/50	1,505	1,072,839
3.38%, 02/14/42(a)	225	176,279
3.50%, 02/14/53	855	629,281
3.55%, 08/15/39	250	207,562
3.55%, 05/20/61	220	155,049
Security	Par (000)	Value
Transportation (continued)
3.60%, 09/15/37	$285	$244,183
3.70%, 03/01/29	420	405,981
3.75%, 02/05/70	275	195,159
3.80%, 10/01/51	480	374,427
3.80%, 04/06/71	335	240,744
3.84%, 03/20/60	955	716,110
3.85%, 02/14/72	165	120,338
3.95%, 09/10/28	870	851,657
3.95%, 08/15/59	330	253,833
4.00%, 04/15/47	210	171,072
4.05%, 03/01/46	215	178,445
4.10%, 09/15/67	165	127,181
4.30%, 03/01/49	240	205,315
4.50%, 01/20/33(a)	985	964,170
4.75%, 02/21/26	340	340,884
4.95%, 09/09/52	380	361,481
4.95%, 05/15/53(a)	215	204,177
United Parcel Service Inc.
2.40%, 11/15/26(a)	409	392,825
3.05%, 11/15/27(a)	665	638,271
3.40%, 03/15/29(a)	373	356,026
3.40%, 11/15/46	260	195,171
3.40%, 09/01/49	548	402,405
3.75%, 11/15/47	598	465,282
4.25%, 03/15/49	323	271,645
4.45%, 04/01/30(a)	526	522,211
4.88%, 03/03/33(a)	455	456,183
4.88%, 11/15/40	554	529,366
5.05%, 03/03/53(a)	500	475,973
5.15%, 05/22/34(a)	350	355,591
5.20%, 04/01/40	258	255,446
5.30%, 04/01/50	749	741,970
5.50%, 05/22/54(a)	850	866,633
5.60%, 05/22/64	410	416,516
6.20%, 01/15/38	536	587,411
Walmart Inc.
1.05%, 09/17/26	795	749,217
1.50%, 09/22/28	532	478,810
1.80%, 09/22/31(a)	875	738,915
3.95%, 09/09/27	852	844,120
		40,878,799
Total Long-Term Investments — 98.4% (Cost: $1,706,778,548)		1,624,043,367
	Shares
Short-Term Securities
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	138,735,304	138,832,419
Schedule of Investments
60

Schedule of Investments (continued)
October 31, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	3,680,000	$3,680,000
Total Short-Term Securities — 8.6% (Cost: $142,442,059)		142,512,419
Total Investments — 107.0% (Cost: $1,849,220,607)		1,766,555,786
Liabilities in Excess of Other Assets — (7.0)%		(114,917,074)
Net Assets — 100.0%		$1,651,638,712

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,985,244	$67,819,306 (a)	$—	$(4,821)	$32,690	$138,832,419	138,735,304	$270,912 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	2,360,000 (a)	—	—	—	3,680,000	3,680,000	196,315	—
				$(4,821)	$32,690	$142,512,419		$467,227	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,624,043,367	$—	$1,624,043,367
Short-Term Securities
Money Market Funds	142,512,419	—	—	142,512,419
	$142,512,419	$1,624,043,367	$—	$1,766,555,786
See notes to financial statements.
61
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31	$280	$249,900
3.75%, 02/15/28(a)	345	327,945
4.00%, 02/15/30	286	264,401
4.88%, 01/15/29	200	194,460
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	275	290,399
		1,327,105
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	315	321,999
Moog Inc., 4.25%, 12/15/27(b)	260	247,867
Spirit AeroSystems Inc.
3.85%, 06/15/26	151	146,468
9.38%, 11/30/29(b)	450	485,330
TransDigm Inc.
6.00%, 01/15/33(b)	795	788,055
6.38%, 03/01/29(b)	1,434	1,455,567
6.63%, 03/01/32(a)(b)	1,160	1,179,638
6.75%, 08/15/28(b)	1,098	1,121,564
6.88%, 12/15/30(b)	713	730,881
7.13%, 12/01/31(b)	525	543,256
		7,020,625
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	262	259,463
6.00%, 06/15/30(b)	511	507,487
		766,950
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26(b)	658	636,539
Allegiant Travel Co., 7.25%, 08/15/27(b)	305	300,427
American Airlines Inc.
7.25%, 02/15/28(a)(b)	396	402,513
8.50%, 05/15/29(b)	515	541,230
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	912	909,758
5.75%, 04/20/29(a)(b)	1,551	1,535,599
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	1,031	1,071,383
United Airlines Inc.
4.38%, 04/15/26(b)	1,008	990,587
4.63%, 04/15/29(b)	1,045	1,000,174
		7,388,210
Apparel — 0.5%
Kontoor Brands Inc., 4.13%, 11/15/29(b)	220	205,049
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	265	234,076
Under Armour Inc., 3.25%, 06/15/26	283	272,192
VF Corp.
2.80%, 04/23/27	250	236,072
2.95%, 04/23/30(a)	375	323,830
6.00%, 10/15/33	155	155,158
6.45%, 11/01/37	155	158,094
William Carter Co. (The), 5.63%, 03/15/27(b)	280	278,357
		1,862,828
Auto Manufacturers — 0.6%
Allison Transmission Inc.
3.75%, 01/30/31(b)	550	488,107
4.75%, 10/01/27(b)	190	185,297
5.88%, 06/01/29(b)	217	216,257
Security	Par (000)	Value
Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	$240	$232,031
5.50%, 07/15/29(b)	235	229,336
5.88%, 01/15/28(b)	320	316,424
7.75%, 10/15/25(b)	390	389,749
		2,057,201
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	273	277,536
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28(a)(b)	345	353,152
Dana Inc.
4.25%, 09/01/30	239	208,984
4.50%, 02/15/32(a)	200	171,076
5.38%, 11/15/27(a)	222	217,138
5.63%, 06/15/28	180	174,704
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(b)(c)	225	217,514
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(b)(c)	200	200,008
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(b)(c)	200	200,654
Phinia Inc.
6.63%, 10/15/32(b)	240	239,210
6.75%, 04/15/29(b)	315	321,554
ZF North America Capital Inc.
6.75%, 04/23/30(b)	360	354,864
6.88%, 04/14/28(b)	340	342,939
6.88%, 04/23/32(b)	355	346,801
7.13%, 04/14/30(b)	320	321,833
		3,947,967
Banks — 1.5%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(d)	205	187,292
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	515	571,798
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(b)(d)	425	372,131
4.95%, 06/01/42, (1-year CMT + 2.750%)(b)(d)	405	314,039
5.71%, 01/15/26(b)	680	680,867
Popular Inc., 7.25%, 03/13/28	215	222,736
Standard Chartered PLC, 7.01%, (3-mo. LIBOR US + 1.460%)(a)(b)(d)(e)	410	435,930
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(d)	190	180,470
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(d)	795	766,794
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(b)(d)	515	513,151
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(d)	695	727,294
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(d)	165	140,434
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)(d)	345	318,714
		5,431,650
Building Materials — 2.6%
Boise Cascade Co., 4.88%, 07/01/30(b)	230	218,195
Builders FirstSource Inc.
4.25%, 02/01/32(b)	705	630,684
5.00%, 03/01/30(b)	295	281,831
6.38%, 06/15/32(a)(b)	374	376,113
6.38%, 03/01/34(b)	515	519,150
Schedule of Investments
62

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	$1,467	$1,491,973
6.75%, 07/15/31(a)(b)	275	281,130
Knife River Corp., 7.75%, 05/01/31(b)	263	275,522
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	210	196,765
Masterbrand Inc., 7.00%, 07/15/32(b)	390	399,490
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	390	396,727
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(b)	570	565,307
8.88%, 11/15/31(b)	575	603,975
Standard Industries Inc./New York
3.38%, 01/15/31(b)	604	524,326
4.38%, 07/15/30(b)	845	776,519
4.75%, 01/15/28(b)	510	491,883
5.00%, 02/15/27(b)	426	417,177
6.50%, 08/15/32(b)	239	240,487
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(b)	341	338,065
6.50%, 03/15/27(b)	170	169,973
7.25%, 01/15/31(a)(b)	420	436,365
		9,631,657
Chemicals — 2.2%
Ashland Inc.
3.38%, 09/01/31(a)(b)	240	207,582
6.88%, 05/15/43	153	162,370
Avient Corp.
6.25%, 11/01/31(b)	330	330,965
7.13%, 08/01/30(a)(b)	415	426,779
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	300	313,513
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	375	344,903
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	300	294,005
Element Solutions Inc., 3.88%, 09/01/28(b)	465	447,940
HB Fuller Co.
4.00%, 02/15/27	150	145,865
4.25%, 10/15/28(a)	145	137,399
INEOS Finance PLC
6.75%, 05/15/28(b)	265	267,524
7.50%, 04/15/29(a)(b)	275	283,717
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	250	264,831
Ingevity Corp., 3.88%, 11/01/28(a)(b)	295	271,461
Methanex Corp.
5.13%, 10/15/27	370	360,084
5.25%, 12/15/29	375	361,915
5.65%, 12/01/44	165	145,972
Minerals Technologies Inc., 5.00%, 07/01/28(b)	215	208,013
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	291	265,105
5.25%, 06/01/27(b)	575	564,359
8.50%, 11/15/28(b)	220	233,257
9.00%, 02/15/30(a)(b)	352	374,905
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	185	171,433
OCI NV, 6.70%, 03/16/33(b)	320	319,180
Olin Corp.
5.00%, 02/01/30	268	255,786
5.13%, 09/15/27	260	256,429
5.63%, 08/01/29(a)	343	338,163
Security	Par (000)	Value
Chemicals (continued)
SNF Group SACA
3.13%, 03/15/27(b)	$205	$195,015
3.38%, 03/15/30(b)	215	192,732
		8,141,202
Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	225	237,538
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)	182	186,193
SunCoke Energy Inc., 4.88%, 06/30/29(b)	257	232,063
		655,794
Commercial Services — 4.8%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	550	514,273
4.88%, 07/15/32(b)	391	364,383
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	250	244,725
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(b)	295	295,233
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	189	174,182
4.63%, 10/01/27(b)	251	241,840
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	590	591,186
Block Inc.
2.75%, 06/01/26(a)	510	491,040
3.50%, 06/01/31(a)	550	487,549
6.50%, 05/15/32(a)(b)	1,075	1,094,097
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	1,160	1,222,895
Brink's Co. (The)
4.63%, 10/15/27(b)	330	321,260
6.50%, 06/15/29(b)	225	229,511
6.75%, 06/15/32(b)	220	224,049
CoreCivic Inc., 8.25%, 04/15/29	265	278,290
Dcli Bidco LLC, 7.75%, 11/15/29(b)	250	254,226
GEO Group Inc. (The), 8.63%, 04/15/29	335	350,412
Graham Holdings Co., 5.75%, 06/01/26(b)	245	244,843
Grand Canyon University, 5.13%, 10/01/28(a)	210	196,590
Herc Holdings Inc.
5.50%, 07/15/27(b)	626	621,874
6.63%, 06/15/29(a)(b)	420	429,729
Hertz Corp. (The), 12.63%, 07/15/29(b)	415	440,031
Korn Ferry, 4.63%, 12/15/27(b)	245	238,881
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	520	489,371
5.75%, 04/15/26(b)	689	689,165
Service Corp. International/U.S.
3.38%, 08/15/30	414	366,890
4.00%, 05/15/31	428	385,994
4.63%, 12/15/27(a)	310	303,563
5.13%, 06/01/29(a)	434	425,817
5.75%, 10/15/32(a)	410	402,755
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(b)	205	201,571
6.75%, 08/15/32(b)	590	605,339
TriNet Group Inc.
3.50%, 03/01/29(b)	260	236,420
7.13%, 08/15/31(b)	245	250,910
United Rentals North America Inc.
3.75%, 01/15/32(a)	395	350,258
3.88%, 11/15/27	398	383,131
63
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.88%, 02/15/31	$590	$535,244
4.00%, 07/15/30	388	358,318
4.88%, 01/15/28	870	851,752
5.25%, 01/15/30(a)	393	386,811
5.50%, 05/15/27	255	254,511
6.13%, 03/15/34(a)(b)	575	579,798
		17,608,717
Computers — 1.4%
ASGN Inc., 4.63%, 05/15/28(b)	325	310,348
Crane NXT Co., 4.20%, 03/15/48	200	138,264
Crowdstrike Holdings Inc., 3.00%, 02/15/29	410	372,827
Insight Enterprises Inc., 6.63%, 05/15/32(a)(b)	246	251,490
KBR Inc., 4.75%, 09/30/28(b)	125	119,531
NCR Atleos Corp., 9.50%, 04/01/29(b)	699	769,323
Seagate HDD Cayman
4.09%, 06/01/29	239	225,341
4.13%, 01/15/31	160	143,885
4.88%, 06/01/27	264	260,393
5.75%, 12/01/34	273	269,109
8.25%, 12/15/29(a)	245	263,608
8.50%, 07/15/31	259	279,211
9.63%, 12/01/32	398	453,706
Western Digital Corp., 4.75%, 02/15/26	1,211	1,196,762
		5,053,798
Cosmetics & Personal Care — 0.8%
Coty Inc., 5.00%, 04/15/26(b)	350	348,178
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	236	227,671
6.63%, 07/15/30(a)(b)	384	391,527
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	275	256,739
5.50%, 06/01/28(b)	430	423,662
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	175	140,264
5.15%, 06/15/30	385	364,496
6.13%, 09/30/32(a)	390	385,125
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	305	271,873
5.13%, 01/15/28(b)	220	215,419
		3,024,954
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(b)	175	159,141
4.00%, 01/15/28(b)	405	384,924
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	145	133,093
6.50%, 07/15/32(a)(b)	325	327,089
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(b)	315	323,007
		1,327,254
Diversified Financial Services — 6.1%
Ally Financial Inc.
5.75%, 11/20/25(a)	545	547,138
6.70%, 02/14/33(a)	257	258,085
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	470	496,432
Brightsphere Investment Group Inc., 4.80%, 07/27/26	145	141,868
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	240	239,414
6.88%, 04/15/30(b)	225	226,026
9.25%, 07/01/31(b)	365	390,933
Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/26	$214	$213,789
9.25%, 12/15/28(b)	320	338,610
Encore Capital Group Inc.
8.50%, 05/15/30(b)	270	284,634
9.25%, 04/01/29(b)	300	319,426
GGAM Finance Ltd.
5.88%, 03/15/30(b)	225	221,906
6.88%, 04/15/29(b)	210	214,004
8.00%, 02/15/27(b)	375	387,416
8.00%, 06/15/28(b)	298	314,173
7.75%, 05/15/26(b)	225	228,953
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	585	604,502
goeasy Ltd.
4.38%, 05/01/26(a)(b)	184	183,080
7.63%, 07/01/29(b)	327	335,835
9.25%, 12/01/28(b)	283	301,768
Series 144*, 6.88%, 05/15/30(b)	195	198,096
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(b)	320	302,772
6.13%, 11/01/32(a)(b)	585	585,379
7.13%, 04/30/31(b)	730	756,671
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(b)	540	498,117
6.63%, 10/15/31(b)	240	238,998
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	150	149,481
9.50%, 02/15/29(b)	220	234,004
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	230	203,025
6.50%, 05/01/28(b)	560	529,305
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(b)	245	242,525
Navient Corp.
4.88%, 03/15/28	271	258,218
5.00%, 03/15/27	365	358,828
5.50%, 03/15/29(a)	400	381,047
5.63%, 08/01/33	300	258,877
6.75%, 06/15/26(a)	246	250,699
9.38%, 07/25/30	265	288,514
11.50%, 03/15/31	275	308,661
OneMain Finance Corp.
3.50%, 01/15/27	367	350,257
3.88%, 09/15/28	330	304,162
4.00%, 09/15/30(a)	451	397,012
5.38%, 11/15/29(a)	395	378,558
6.63%, 01/15/28	390	396,122
6.63%, 05/15/29	125	125,000
7.13%, 03/15/26	853	873,887
7.13%, 11/15/31	405	409,632
7.50%, 05/15/31	380	388,607
7.88%, 03/15/30	375	390,393
9.00%, 01/15/29	453	479,952
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	270	251,850
5.75%, 09/15/31(b)	300	286,402
7.13%, 11/15/30(b)	335	339,994
7.88%, 12/15/29(b)	410	429,261
PRA Group Inc.
5.00%, 10/01/29(a)(b)	172	155,640
8.38%, 02/01/28(a)(b)	235	241,640
Schedule of Investments
64

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
8.88%, 01/31/30(a)(b)	$200	$207,501
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	589	560,495
3.63%, 03/01/29(a)(b)	384	353,697
3.88%, 03/01/31(b)	660	587,835
4.00%, 10/15/33(a)(b)	457	394,143
SLM Corp., 3.13%, 11/02/26	284	269,314
StoneX Group Inc., 7.88%, 03/01/31(b)	290	305,077
Synchrony Financial, 7.25%, 02/02/33	375	383,957
United Wholesale Mortgage LLC
5.50%, 11/15/25(b)	320	318,382
5.50%, 04/15/29(b)	405	386,249
5.75%, 06/15/27(b)	300	294,775
		22,551,003
Electric — 4.7%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	470	487,090
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(d)	400	374,572
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b)	230	219,327
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	400	397,236
Calpine Corp.
3.75%, 03/01/31(b)	474	427,147
4.50%, 02/15/28(b)	666	641,460
5.25%, 06/01/26(b)	81	80,465
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	480	428,493
3.75%, 01/15/32(a)(b)	181	160,392
4.75%, 03/15/28(b)	435	421,949
DPL Inc., 4.35%, 04/15/29	213	200,023
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(d)	250	261,487
8.13%, 06/15/53, (5-year CMT + 3.864%)(d)	244	255,992
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(b)(d)(e)	770	872,129
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(d)	605	605,746
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)(d)	270	279,571
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	210	196,491
Lightning Power LLC, 7.25%, 08/15/32(b)	796	828,111
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	299	288,246
4.50%, 09/15/27(a)(b)	301	288,961
7.25%, 01/15/29(a)(b)	380	390,871
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	270	246,196
3.63%, 02/15/31(b)	555	491,368
3.88%, 02/15/32(b)	262	232,674
5.25%, 06/15/29(b)	395	385,995
5.75%, 01/15/28	375	375,203
6.00%, 02/01/33(b)	470	467,399
6.25%, 11/01/34(b)	490	489,484
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	323	307,910
PG&E Corp.
5.00%, 07/01/28	516	503,280
5.25%, 07/01/30(a)	562	547,694
Security	Par (000)	Value
Electric (continued)
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	$624	$673,128
Terraform Global Operating LP, 6.13%, 03/01/26(b)	190	189,548
TransAlta Corp.
6.50%, 03/15/40	165	169,685
7.75%, 11/15/29	240	253,438
Vistra Operations Co. LLC
4.38%, 05/01/29(b)	650	618,733
5.00%, 07/31/27(b)	705	695,725
5.50%, 09/01/26(b)	540	538,371
5.63%, 02/15/27(b)	660	658,297
6.88%, 04/15/32(a)(b)	524	541,844
7.75%, 10/15/31(b)	773	816,577
		17,308,308
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/27(b)	156	150,078
6.63%, 01/15/32(b)	180	184,864
WESCO Distribution Inc.
6.38%, 03/15/29(b)	508	518,357
6.63%, 03/15/32(b)	421	431,418
7.25%, 06/15/28(b)	705	721,589
		2,006,306
Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31(a)(b)	250	225,340
Coherent Corp., 5.00%, 12/15/29(a)(b)	495	474,854
Imola Merger Corp., 4.75%, 05/15/29(b)	1,090	1,053,723
Sensata Technologies BV
4.00%, 04/15/29(b)	560	523,656
5.88%, 09/01/30(b)	280	277,094
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	404	360,572
4.38%, 02/15/30(b)	222	206,704
6.63%, 07/15/32(b)	270	273,547
TTM Technologies Inc., 4.00%, 03/01/29(b)	225	210,355
		3,605,845
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	375	349,888
5.00%, 01/31/28(b)	340	332,185
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	282	281,068
		963,141
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27	535	532,137
Dycom Industries Inc., 4.50%, 04/15/29(b)	263	248,420
Fluor Corp., 4.25%, 09/15/28(a)	305	293,157
TopBuild Corp.
3.63%, 03/15/29(b)	200	183,344
4.13%, 02/15/32(a)(b)	285	254,077
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	235	224,547
		1,735,682
Entertainment — 1.9%
Caesars Entertainment Inc.
6.50%, 02/15/32(b)	808	819,405
7.00%, 02/15/30(b)	1,027	1,052,729
International Game Technology PLC
4.13%, 04/15/26(b)	410	404,105
5.25%, 01/15/29(b)	415	407,737
6.25%, 01/15/27(b)	415	419,115
65
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	$260	$246,318
6.50%, 05/15/27(b)	590	598,156
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	530	466,952
4.63%, 04/06/31(b)	205	173,897
8.45%, 07/27/30(b)	230	237,186
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	470	478,866
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	220	215,030
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	330	337,986
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	385	373,766
6.25%, 03/15/33(b)	410	408,079
7.13%, 02/15/31(b)	525	552,292
		7,191,619
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27(b)	250	246,197
5.13%, 07/15/29(b)	137	133,294
6.38%, 02/01/31(b)	290	292,180
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	390	365,651
5.13%, 12/15/26(b)	265	262,368
6.75%, 01/15/31(b)	510	525,105
Stericycle Inc., 3.88%, 01/15/29(b)	301	295,747
		2,120,542
Food — 2.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(b)	450	434,764
3.50%, 03/15/29(a)(b)	675	623,644
4.63%, 01/15/27(b)	670	657,332
4.88%, 02/15/30(b)	485	472,394
5.88%, 02/15/28(b)	440	440,704
6.50%, 02/15/28(a)(b)	431	441,047
7.50%, 03/15/26(b)	275	278,153
Ingles Markets Inc., 4.00%, 06/15/31(b)	169	150,786
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	520	482,797
4.38%, 01/31/32(a)(b)	370	338,963
4.88%, 05/15/28(a)(b)	271	265,474
Performance Food Group Inc.
4.25%, 08/01/29(b)	524	490,450
5.50%, 10/15/27(b)	575	570,127
6.13%, 09/15/32(b)	533	535,230
Pilgrim's Pride Corp.
3.50%, 03/01/32	450	393,627
4.25%, 04/15/31	465	432,259
6.25%, 07/01/33	540	560,554
6.88%, 05/15/34	270	293,364
Post Holdings Inc., 6.25%, 02/15/32(a)(b)	540	545,998
Safeway Inc., 7.25%, 02/01/31	150	152,831
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	267	253,333
4.75%, 02/15/29(b)	485	467,217
5.75%, 04/15/33(b)	230	226,500
6.88%, 09/15/28(b)	260	267,257
Security	Par (000)	Value
Food (continued)
7.25%, 01/15/32(b)	$275	$285,729
		10,060,534
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(b)(d)	475	476,182
Health Care - Products — 1.5%
Avantor Funding Inc.
3.88%, 11/01/29(b)	424	391,060
4.63%, 07/15/28(b)	830	802,545
Hologic Inc.
3.25%, 02/15/29(b)	540	495,923
4.63%, 02/01/28(b)	215	210,933
Medline Borrower LP, 3.88%, 04/01/29(b)	2,355	2,203,032
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	787	800,728
Teleflex Inc.
4.25%, 06/01/28(b)	297	284,732
4.63%, 11/15/27	268	263,441
		5,452,394
Health Care - Services — 3.2%
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	270	247,513
4.00%, 03/15/31(b)	260	232,381
4.25%, 05/01/28(b)	268	254,783
DaVita Inc.
3.75%, 02/15/31(b)	769	668,774
4.63%, 06/01/30(b)	1,445	1,330,294
6.88%, 09/01/32(b)	499	501,600
Encompass Health Corp.
4.50%, 02/01/28	425	413,392
4.63%, 04/01/31	210	197,637
4.75%, 02/01/30	410	394,343
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	323	317,624
IQVIA Inc.
5.00%, 10/15/26(b)	550	544,109
5.00%, 05/15/27(b)	525	518,263
6.50%, 05/15/30(b)	240	246,535
Molina Healthcare Inc.
3.88%, 11/15/30(b)	338	306,055
3.88%, 05/15/32(a)(b)	370	328,007
4.38%, 06/15/28(b)	420	402,974
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	235	224,607
Tenet Healthcare Corp.
4.25%, 06/01/29	704	666,001
4.38%, 01/15/30	750	703,154
4.63%, 06/15/28	315	304,501
5.13%, 11/01/27	785	778,367
6.13%, 06/15/30	1,058	1,062,954
6.75%, 05/15/31(a)	715	730,943
Toledo Hospital (The)
4.98%, 11/15/45	90	67,837
6.02%, 11/15/48	235	207,531
Series B, 5.33%, 11/15/28	199	193,884
		11,844,063
Holding Companies - Diversified — 0.9%
Benteler International AG, Class A, 10.50%, 05/15/28(b)	280	289,462
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	395	329,508
Schedule of Investments
66

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.25%, 05/15/27	$799	$744,358
6.25%, 05/15/26	662	650,670
9.00%, 06/15/30	405	391,130
9.75%, 01/15/29(a)	355	354,733
Stena International SA
7.25%, 01/15/31(b)	400	415,254
7.63%, 02/15/31(b)	240	251,269
		3,426,384
Home Builders — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	180	168,240
4.63%, 04/01/30(b)	200	184,194
Century Communities Inc.
3.88%, 08/15/29(b)	258	234,678
6.75%, 06/01/27	290	291,549
Dream Finders Homes Inc., 8.25%, 08/15/28(b)	160	167,404
Forestar Group Inc.
3.85%, 05/15/26(b)	186	181,279
5.00%, 03/01/28(b)	150	143,540
Installed Building Products Inc., 5.75%, 02/01/28(b)	190	188,615
KB Home
4.00%, 06/15/31(a)	217	196,171
4.80%, 11/15/29	158	152,009
6.88%, 06/15/27(a)	155	160,099
7.25%, 07/15/30(a)	189	195,779
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	153	136,970
8.75%, 12/15/28(b)	256	269,694
M/I Homes Inc.
3.95%, 02/15/30	175	159,901
4.95%, 02/01/28	240	232,530
Mattamy Group Corp.
4.63%, 03/01/30(b)	315	295,161
5.25%, 12/15/27(b)	265	261,003
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	230	219,415
4.75%, 04/01/29	175	165,973
STL Holding Co. LLC, 8.75%, 02/15/29(b)	133	141,261
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	280	270,801
5.75%, 01/15/28(b)	210	210,029
5.88%, 06/15/27(b)	234	234,958
Thor Industries Inc., 4.00%, 10/15/29(b)	300	273,804
Tri Pointe Homes Inc.
5.25%, 06/01/27	187	185,015
5.70%, 06/15/28	195	193,761
Winnebago Industries Inc., 6.25%, 07/15/28(b)	175	173,958
		5,687,791
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31(b)	435	378,391
4.00%, 04/15/29(a)(b)	383	352,907
		731,298
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(b)	613	623,702
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	320	293,575
Security	Par (000)	Value
Household Products & Wares (continued)
Central Garden & Pet Co.
4.13%, 10/15/30(a)	$286	$259,053
4.13%, 04/30/31(b)	176	157,919
5.13%, 02/01/28	179	176,405
		886,952
Housewares — 0.6%
Newell Brands Inc.
5.70%, 04/01/26	1,021	1,023,280
6.38%, 09/15/27(a)	265	267,819
6.63%, 09/15/29	275	278,832
6.88%, 04/01/36(a)	225	223,906
7.00%, 04/01/46	342	317,383
		2,111,220
Insurance — 0.8%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	400	399,600
Assurant Inc., 7.00%, 03/27/48, (3-mo. LIBOR US + 4.135%)(d)	200	203,380
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	125	121,919
6.80%, 01/24/30(b)	250	246,527
Genworth Holdings Inc., 6.50%, 06/15/34	150	148,571
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(b)(d)	380	364,492
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	317	328,917
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	270	254,786
4.30%, 02/01/61(a)(b)	405	265,955
7.80%, 03/07/87(a)(b)	225	249,765
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	225	213,289
5.88%, 08/01/32(b)	315	313,948
		3,111,149
Internet — 1.5%
Cogent Communications Group LLC, 3.50%, 05/01/26(b)	234	227,448
Gen Digital Inc.
6.75%, 09/30/27(b)	486	494,347
7.13%, 09/30/30(a)(b)	310	320,822
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	445	410,687
5.25%, 12/01/27(b)	340	336,029
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	265	232,171
4.13%, 08/01/30(a)(b)	261	237,327
4.63%, 06/01/28(b)	265	254,871
5.00%, 12/15/27(b)	246	240,185
5.63%, 02/15/29(b)	175	172,665
Rakuten Group Inc.
9.75%, 04/15/29(b)	1,035	1,119,353
11.25%, 02/15/27(b)	965	1,049,438
Wayfair LLC, 7.25%, 10/31/29(b)	177	179,108
Ziff Davis Inc., 4.63%, 10/15/30(b)	270	247,067
		5,521,518
Iron & Steel — 1.6%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	390	393,720
67
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Carpenter Technology Corp.
6.38%, 07/15/28	$237	$237,183
7.63%, 03/15/30(a)	175	180,841
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	188	176,136
4.88%, 03/01/31(a)(b)	185	170,711
5.88%, 06/01/27(a)	285	284,815
6.75%, 04/15/30(b)	378	377,613
6.88%, 11/01/29(b)	445	446,726
7.00%, 03/15/32(a)(b)	709	709,802
7.38%, 05/01/33(b)	355	357,627
Commercial Metals Co.
3.88%, 02/15/31	145	130,171
4.13%, 01/15/30	145	134,557
4.38%, 03/15/32(a)	145	133,394
Mineral Resources Ltd.
8.00%, 11/01/27(b)	285	292,238
8.13%, 05/01/27(b)	400	402,850
8.50%, 05/01/30(a)(b)	370	380,549
9.25%, 10/01/28(b)	557	586,397
U.S. Steel Corp.
6.65%, 06/01/37	147	149,191
6.88%, 03/01/29(a)	198	199,267
		5,743,788
Leisure Time — 2.9%
Acushnet Co., 7.38%, 10/15/28(b)	175	182,487
Amer Sports Co., 6.75%, 02/16/31(a)(b)	445	452,072
Carnival Corp.
5.75%, 03/01/27(b)	1,490	1,494,463
6.00%, 05/01/29(b)	1,090	1,091,783
Life Time Inc.
5.75%, 01/15/26(b)	482	481,735
6.00%, 11/15/31(b)	270	268,853
NCL Corp. Ltd.
8.13%, 01/15/29(b)	392	415,589
8.38%, 02/01/28(b)	240	251,405
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	270	257,286
4.25%, 07/01/26(b)	382	374,721
5.38%, 07/15/27(b)	526	525,035
5.50%, 08/31/26(b)	489	489,551
5.50%, 04/01/28(b)	810	809,944
5.63%, 09/30/31(b)	745	741,957
6.00%, 02/01/33(b)	1,045	1,051,416
6.25%, 03/15/32(a)(b)	657	669,825
7.50%, 10/15/27(a)	155	164,280
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	204	201,179
Vista Outdoor Inc., 4.50%, 03/15/29(b)	225	228,959
VOC Escrow Ltd., 5.00%, 02/15/28(b)	378	367,459
		10,519,999
Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27	520	510,218
4.75%, 06/15/31(b)	452	421,847
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(b)	350	355,241
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	790	693,421
3.75%, 05/01/29(b)	415	386,126
Security	Par (000)	Value
Lodging (continued)
4.00%, 05/01/31(b)	$569	$518,309
4.88%, 01/15/30	530	513,541
5.75%, 05/01/28(a)(b)	265	265,609
5.88%, 04/01/29(b)	300	304,439
5.88%, 03/15/33(b)	518	519,084
6.13%, 04/01/32(b)	250	252,497
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(a)(b)	433	433,106
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	305	302,706
MGM Resorts International
4.63%, 09/01/26(a)	205	203,154
4.75%, 10/15/28(a)	438	423,398
5.50%, 04/15/27	375	374,200
6.13%, 09/15/29	425	423,498
6.50%, 04/15/32(a)	367	367,035
Travel & Leisure Co.
4.50%, 12/01/29(b)	360	336,220
4.63%, 03/01/30(b)	169	157,561
6.00%, 04/01/27	210	211,953
6.60%, 10/01/25	135	136,015
6.63%, 07/31/26(b)	338	340,856
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	300	285,531
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	505	501,224
		9,236,789
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(b)	210	196,868
BWX Technologies Inc.
4.13%, 06/30/28(b)	198	188,956
4.13%, 04/15/29(b)	216	204,615
Chart Industries Inc., 7.50%, 01/01/30(b)	765	795,662
Esab Corp., 6.25%, 04/15/29(b)	390	396,867
Mueller Water Products Inc., 4.00%, 06/15/29(b)	260	242,066
Terex Corp.
5.00%, 05/15/29(b)	325	312,402
6.25%, 10/15/32(b)	395	393,167
Vertiv Group Corp., 4.13%, 11/15/28(b)	470	447,278
		3,177,881
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30(b)	189	176,300
5.63%, 07/01/27(b)	245	243,303
Hillenbrand Inc.
3.75%, 03/01/31(a)	180	157,507
5.00%, 09/15/26	196	194,144
6.25%, 02/15/29(a)	255	255,962
Trinity Industries Inc., 7.75%, 07/15/28(b)	360	372,211
		1,399,427
Media — 6.3%
AMC Networks Inc., 10.25%, 01/15/29(a)(b)	470	484,100
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	881	764,520
4.25%, 01/15/34(a)(b)	539	430,612
4.50%, 08/15/30(b)	750	669,854
4.50%, 05/01/32	839	713,811
4.50%, 06/01/33(a)(b)	505	419,955
4.75%, 03/01/30(b)	895	814,154
4.75%, 02/01/32(a)(b)	350	302,593
Schedule of Investments
68

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.00%, 02/01/28(b)	$742	$718,151
5.13%, 05/01/27(b)	950	930,204
5.38%, 06/01/29(b)	456	435,275
5.50%, 05/01/26(b)	219	218,291
6.38%, 09/01/29(a)(b)	454	449,516
7.38%, 03/01/31(a)(b)	327	332,543
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	390	384,930
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	1,931	1,859,219
Gray Television Inc., 10.50%, 07/15/29(a)(b)	665	690,755
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	420	352,871
6.75%, 10/15/27(a)(b)	630	590,511
News Corp.
3.88%, 05/15/29(b)	551	512,764
5.13%, 02/15/32(b)	270	258,739
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	515	484,168
5.63%, 07/15/27(b)	902	886,401
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(d)	330	296,214
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)(d)	550	509,194
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	520	498,808
3.88%, 09/01/31(a)(b)	738	634,188
4.00%, 07/15/28(b)	1,050	980,983
4.13%, 07/01/30(a)(b)	787	704,099
5.00%, 08/01/27(b)	804	787,890
5.50%, 07/01/29(a)(b)	644	624,741
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	687	628,605
TEGNA Inc.
4.63%, 03/15/28	530	497,680
4.75%, 03/15/26(b)	268	265,198
5.00%, 09/15/29	614	573,203
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	515	451,032
5.50%, 05/15/29(b)	765	723,489
VZ Secured Financing BV, 5.00%, 01/15/32(b)	810	727,134
Ziggo BV, 4.88%, 01/15/30(b)	550	509,979
		23,116,374
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	195	191,467
6.38%, 06/15/30(a)(b)	285	287,285
Vallourec SACA, 7.50%, 04/15/32(b)	445	466,076
		944,828
Mining — 1.6%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	275	258,604
5.50%, 12/15/27(a)(b)	410	406,962
6.13%, 05/15/28(b)	220	220,370
7.13%, 03/15/31(b)	395	411,849
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	406	426,754
Constellium SE
3.75%, 04/15/29(b)	290	262,420
5.63%, 06/15/28(b)	100	97,577
6.38%, 08/15/32(b)	210	206,714
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(b)	795	723,733
4.50%, 09/15/27(b)	320	311,520
Security	Par (000)	Value
Mining (continued)
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(b)	$370	$368,228
6.13%, 04/15/32(a)(b)	425	426,403
Novelis Corp.
3.25%, 11/15/26(b)	405	389,658
3.88%, 08/15/31(b)	404	354,801
4.75%, 01/30/30(b)	855	801,017
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	220	229,563
		5,896,173
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	297	303,865
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29(a)	264	254,379
Oil & Gas — 6.2%
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	312	302,973
7.63%, 02/01/29(b)	193	197,928
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(b)	228	220,257
6.63%, 10/15/32(b)	315	312,014
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	308	299,013
8.50%, 04/30/30(b)	445	452,797
Chord Energy Corp., 6.38%, 06/01/26(b)	160	160,343
Civitas Resources Inc.
5.00%, 10/15/26(b)	222	218,036
8.38%, 07/01/28(b)	699	722,395
8.63%, 11/01/30(b)	545	572,559
8.75%, 07/01/31(b)	710	743,626
CNX Resources Corp.
6.00%, 01/15/29(b)	250	247,874
7.25%, 03/01/32(b)	220	226,685
7.38%, 01/15/31(a)(b)	270	277,543
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	488	473,345
7.63%, 04/01/32(b)	378	373,221
9.25%, 02/15/28(b)	547	574,010
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	275	283,959
Energean PLC, 6.50%, 04/30/27(b)	230	228,551
Expand Energy Corp.
5.38%, 03/15/30	205	201,593
6.75%, 04/15/29(b)	150	151,638
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	320	307,052
6.00%, 04/15/30(b)	274	261,343
6.00%, 02/01/31(b)	335	316,728
6.25%, 11/01/28(b)	325	317,097
6.25%, 04/15/32(b)	284	266,488
6.88%, 05/15/34(b)	277	265,149
7.25%, 02/15/35(b)	430	421,811
8.38%, 11/01/33(b)	325	339,793
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	400	400,101
Matador Resources Co.
6.25%, 04/15/33(b)	360	352,306
6.50%, 04/15/32(b)	483	478,347
6.88%, 04/15/28(a)(b)	291	296,260
MEG Energy Corp., 5.88%, 02/01/29(b)	293	287,254
69
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Murphy Oil Corp.
5.88%, 12/01/42	$185	$162,411
6.00%, 10/01/32(a)	320	308,003
Noble Finance II LLC, 8.00%, 04/15/30(b)	741	751,109
Parkland Corp.
4.50%, 10/01/29(b)	423	392,961
4.63%, 05/01/30(b)	440	404,418
5.88%, 07/15/27(b)	260	257,282
6.63%, 08/15/32(b)	226	225,527
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(a)	428	415,411
7.88%, 09/15/30(b)	270	269,539
Permian Resources Operating LLC
5.38%, 01/15/26(b)	175	174,156
5.88%, 07/01/29(b)	390	384,464
6.25%, 02/01/33(b)	545	541,073
7.00%, 01/15/32(b)	530	540,649
8.00%, 04/15/27(b)	220	226,105
9.88%, 07/15/31(b)	290	320,440
Range Resources Corp.
4.75%, 02/15/30(a)(b)	250	235,373
8.25%, 01/15/29(a)	300	309,088
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	340	347,204
SM Energy Co.
6.50%, 07/15/28	210	209,407
6.63%, 01/15/27	210	209,959
6.75%, 09/15/26	220	220,461
6.75%, 08/01/29(b)	380	377,658
7.00%, 08/01/32(b)	420	416,594
Sunoco LP
7.00%, 05/01/29(b)	390	402,316
7.25%, 05/01/32(b)	396	412,246
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(a)	435	413,596
4.50%, 04/30/30	433	406,360
5.88%, 03/15/28	195	194,552
6.00%, 04/15/27	320	320,335
7.00%, 09/15/28(b)	268	275,445
Valaris Ltd., 8.38%, 04/30/30(b)	596	604,702
Viper Energy Inc.
5.38%, 11/01/27(b)	235	232,330
7.38%, 11/01/31(a)(b)	213	221,324
		22,732,587
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	437	437,809
6.63%, 09/01/32(b)	364	365,646
Enerflex Ltd., 9.00%, 10/15/27(b)	292	303,111
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(b)	180	191,978
Oceaneering International Inc., 6.00%, 02/01/28	170	167,031
Weatherford International Ltd., 8.63%, 04/30/30(b)	825	852,803
		2,318,378
Packaging & Containers — 1.9%
Ball Corp.
2.88%, 08/15/30	697	606,608
3.13%, 09/15/31(a)	460	397,543
6.00%, 06/15/29	560	568,765
6.88%, 03/15/28	345	354,628
Security	Par (000)	Value
Packaging & Containers (continued)
Berry Global Inc.
4.50%, 02/15/26(a)(b)	$112	$110,497
5.63%, 07/15/27(b)	285	284,520
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(b)	260	255,786
Crown Americas LLC, 5.25%, 04/01/30	280	275,395
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(a)	218	213,413
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	420	416,915
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	200	207,685
Graphic Packaging International LLC
3.50%, 03/15/28(b)	240	224,046
3.50%, 03/01/29(b)	200	182,526
3.75%, 02/01/30(b)	205	187,481
4.75%, 07/15/27(b)	155	151,950
6.38%, 07/15/32(a)(b)	260	262,321
OI European Group BV, 4.75%, 02/15/30(b)	200	181,190
Sealed Air Corp.
4.00%, 12/01/27(b)	230	220,135
5.00%, 04/15/29(b)	255	246,322
6.50%, 07/15/32(b)	200	203,003
6.88%, 07/15/33(b)	197	208,687
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	395	399,198
7.25%, 02/15/31(b)	235	243,984
Silgan Holdings Inc., 4.13%, 02/01/28(a)	335	319,804
TriMas Corp., 4.13%, 04/15/29(b)	240	223,960
		6,946,362
Pharmaceuticals — 0.7%
180 Medical Inc., 3.88%, 10/15/29(b)	300	279,020
HLF Financing SARL LLC/Herbalife International Inc., 12.25%, 04/15/29(b)	371	373,172
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	705	667,137
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	1,130	1,070,688
6.75%, 05/15/34(b)	280	280,531
		2,670,548
Pipelines — 6.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	395	384,713
5.75%, 03/01/27(b)	350	349,346
5.75%, 01/15/28(b)	352	350,091
6.63%, 02/01/32(b)	335	338,721
Buckeye Partners LP
3.95%, 12/01/26	315	302,843
4.13%, 12/01/27	226	216,057
4.50%, 03/01/28(b)	250	238,114
5.60%, 10/15/44	165	139,983
5.85%, 11/15/43	215	185,842
6.88%, 07/01/29(b)	305	310,015
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	220	204,780
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	851	809,809
7.50%, 12/15/33(b)	45	47,611
DT Midstream Inc.
4.13%, 06/15/29(b)	614	576,582
4.38%, 06/15/31(b)	530	487,556
Schedule of Investments
70

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(a)(d)	$230	$232,446
8.00%, 05/15/54, (5-year CMT + 4.020%)(a)(d)	381	403,706
EQM Midstream Partners LP
4.13%, 12/01/26	260	254,381
4.50%, 01/15/29(b)	409	393,719
4.75%, 01/15/31(b)	586	557,061
5.50%, 07/15/28	453	449,618
6.38%, 04/01/29(b)	330	335,136
6.50%, 07/01/27(b)	482	493,026
6.50%, 07/15/48	285	286,807
7.50%, 06/01/27(b)	275	281,175
7.50%, 06/01/30(b)	235	252,722
Harvest Midstream I LP
7.50%, 09/01/28(b)	425	429,928
7.50%, 05/15/32(b)	295	302,043
Hess Midstream Operations LP
4.25%, 02/15/30(b)	407	380,036
5.13%, 06/15/28(b)	309	302,375
5.50%, 10/15/30(b)	250	244,269
5.63%, 02/15/26(b)	223	222,464
6.50%, 06/01/29(b)	326	331,410
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	510	506,074
6.63%, 12/15/28(a)(b)	410	418,753
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	297	304,794
NuStar Logistics LP
5.63%, 04/28/27	280	277,823
6.00%, 06/01/26	269	269,211
6.38%, 10/01/30	325	328,668
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	195	180,339
4.95%, 07/15/29(b)	300	281,813
6.88%, 04/15/40(b)	280	265,477
7.50%, 07/15/38(b)	140	142,113
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(b)(d)	355	368,681
7.63%, 03/01/55, (5-year CMT + 3.949%)(b)(d)	245	252,273
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	660	573,417
6.25%, 01/15/30(b)	535	546,854
3.88%, 08/15/29(b)	661	609,472
4.13%, 08/15/31(b)	655	596,991
Venture Global LNG Inc.
7.00%, 01/15/30(b)	788	792,864
8.13%, 06/01/28(b)	1,182	1,226,659
8.38%, 06/01/31(b)	1,175	1,220,455
9.50%, 02/01/29(b)	1,570	1,735,329
9.88%, 02/01/32(b)	1,043	1,138,463
		23,130,908
Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	298	299,612
8.88%, 09/01/31(a)(b)	215	231,643
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)(b)	200	209,557
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	333	306,662
4.38%, 02/01/31(b)	340	304,690
5.38%, 08/01/28(b)	407	395,677
Security	Par (000)	Value
Real Estate (continued)
Newmark Group Inc., 7.50%, 01/12/29	$280	$296,443
		2,044,284
Real Estate Investment Trusts — 3.6%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)(b)	209	195,442
Brandywine Operating Partnership LP
3.95%, 11/15/27	243	227,387
4.55%, 10/01/29(a)	160	147,291
8.30%, 03/15/28(a)	185	194,367
8.88%, 04/12/29	210	227,586
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	189	179,035
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	290	265,959
Hudson Pacific Properties LP
3.25%, 01/15/30(a)	225	164,316
3.95%, 11/01/27(a)	180	161,403
4.65%, 04/01/29(a)	270	215,991
5.95%, 02/15/28	203	179,938
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	553	513,479
4.88%, 09/15/27(b)	545	535,646
4.88%, 09/15/29(b)	532	512,345
5.00%, 07/15/28(b)	277	269,932
5.25%, 03/15/28(b)	438	429,862
5.25%, 07/15/30(b)	675	652,634
5.63%, 07/15/32(a)(b)	291	282,298
7.00%, 02/15/29(b)	485	498,738
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	390	367,573
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	300	290,472
4.75%, 06/15/29(a)(b)	320	304,872
7.00%, 07/15/31(b)	290	300,774
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(b)	260	239,465
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	363	345,756
5.88%, 10/01/28(b)	385	380,992
7.00%, 02/01/30(b)	310	317,560
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	320	306,381
4.75%, 10/15/27(a)	365	357,285
6.50%, 04/01/32(b)	517	523,135
7.25%, 07/15/28(b)	220	228,188
RLJ Lodging Trust LP
3.75%, 07/01/26(b)	260	251,819
4.00%, 09/15/29(a)(b)	270	243,345
SBA Communications Corp.
3.13%, 02/01/29(a)	779	708,923
3.88%, 02/15/27	780	754,917
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	240	230,037
4.38%, 01/15/27(a)(b)	254	244,822
6.00%, 04/15/30(b)	175	171,539
7.25%, 04/01/29(b)	330	337,686
71
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Vornado Realty LP
2.15%, 06/01/26	$195	$184,570
3.40%, 06/01/31	195	165,983
		13,109,743
Retail — 5.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	400	369,271
3.88%, 01/15/28(b)	810	772,046
5.63%, 09/15/29(b)	248	247,373
Academy Ltd., 6.00%, 11/15/27(b)	240	238,754
Advance Auto Parts Inc.
1.75%, 10/01/27	205	182,281
3.50%, 03/15/32(a)	134	110,275
3.90%, 04/15/30(a)	280	249,325
5.90%, 03/09/26	150	151,217
5.95%, 03/09/28(a)	168	169,384
Asbury Automotive Group Inc.
4.50%, 03/01/28	200	193,052
4.63%, 11/15/29(a)(b)	405	379,210
4.75%, 03/01/30	225	211,737
5.00%, 02/15/32(b)	320	294,786
Bath & Body Works Inc.
5.25%, 02/01/28(a)	265	261,318
6.63%, 10/01/30(a)(b)	445	445,576
6.69%, 01/15/27(a)	152	155,592
6.75%, 07/01/36	280	281,509
6.88%, 11/01/35	436	442,546
7.50%, 06/15/29(a)	219	225,494
Beacon Roofing Supply Inc.
4.50%, 11/15/26(b)	143	140,152
6.50%, 08/01/30(b)	315	320,189
FirstCash Inc.
4.63%, 09/01/28(b)	260	246,268
5.63%, 01/01/30(b)	315	305,811
6.88%, 03/01/32(b)	275	278,134
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	206	177,008
Gap Inc. (The)
3.63%, 10/01/29(b)	400	358,975
3.88%, 10/01/31(a)(b)	416	357,480
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	405	380,232
6.38%, 01/15/30(b)	235	236,054
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	380	376,454
Kohl's Corp.
4.63%, 05/01/31(a)	260	215,622
5.55%, 07/17/45(a)	230	153,780
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	371	340,469
4.38%, 01/15/31(b)	315	288,237
4.63%, 12/15/27(b)	248	240,639
Macy's Retail Holdings LLC
4.30%, 02/15/43	125	86,225
4.50%, 12/15/34(a)	206	172,050
5.13%, 01/15/42	149	114,637
5.88%, 04/01/29(a)(b)	128	125,072
5.88%, 03/15/30(a)(b)	220	212,773
6.13%, 03/15/32(a)(b)	230	219,755
Marks & Spencer PLC, 7.13%, 12/01/37(b)	170	186,706
Murphy Oil USA Inc.
3.75%, 02/15/31(b)	278	247,034
Security	Par (000)	Value
Retail (continued)
4.75%, 09/15/29	$272	$259,957
5.63%, 05/01/27(a)	148	148,373
Nordstrom Inc.
4.00%, 03/15/27	180	173,243
4.25%, 08/01/31	221	194,442
4.38%, 04/01/30	275	249,271
5.00%, 01/15/44	500	376,205
6.95%, 03/15/28(a)	155	160,583
Penske Automotive Group Inc., 3.75%, 06/15/29(a)	275	251,638
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28(b)	645	613,161
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(a)	336	340,187
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	367	337,006
4.88%, 11/15/31(a)(b)	266	239,174
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	340	313,710
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	200	195,576
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	245	194,780
3.45%, 06/01/26(a)	750	721,456
4.10%, 04/15/50(a)	344	221,852
4.50%, 11/18/34	175	136,020
4.65%, 06/01/46	165	107,671
4.80%, 11/18/44	340	250,125
8.13%, 08/15/29(a)	415	412,477
Yum! Brands Inc.
3.63%, 03/15/31(a)	564	510,743
4.63%, 01/31/32	584	547,514
4.75%, 01/15/30(a)(b)	423	409,303
5.35%, 11/01/43	160	155,749
5.38%, 04/01/32(a)	510	496,390
6.88%, 11/15/37	170	188,888
		19,365,996
Semiconductors — 0.7%
Amkor Technology Inc., 6.63%, 09/15/27(b)	285	285,870
Entegris Inc.
3.63%, 05/01/29(a)(b)	211	193,072
4.38%, 04/15/28(b)	220	210,334
4.75%, 04/15/29(b)	836	809,882
5.95%, 06/15/30(a)(b)	483	482,473
ON Semiconductor Corp., 3.88%, 09/01/28(b)	395	370,391
Synaptics Inc., 4.00%, 06/15/29(a)(b)	205	188,054
		2,540,076
Software — 1.3%
Camelot Finance SA, 4.50%, 11/01/26(b)	405	397,848
Clarivate Science Holdings Corp., 3.88%, 07/01/28(b)	456	430,358
Elastic NV, 4.13%, 07/15/29(b)	310	286,867
Fair Isaac Corp.
4.00%, 06/15/28(b)	487	462,481
5.25%, 05/15/26(b)	195	195,227
Open Text Corp.
3.88%, 02/15/28(b)	512	481,581
3.88%, 12/01/29(b)	409	373,134
Open Text Holdings Inc.
4.13%, 02/15/30(b)	477	437,907
4.13%, 12/01/31(b)	298	267,635
PTC Inc., 4.00%, 02/15/28(b)	250	239,166
RingCentral Inc., 8.50%, 08/15/30(a)(b)	208	219,985
Schedule of Investments
72

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
ROBLOX Corp., 3.88%, 05/01/30(b)	$530	$479,675
Twilio Inc.
3.63%, 03/15/29	280	257,840
3.88%, 03/15/31(a)	240	216,493
		4,746,197
Telecommunications — 3.3%
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(d)	290	279,418
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(d)	285	261,604
Ciena Corp., 4.00%, 01/31/30(b)	224	206,701
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	1,035	983,093
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	1,543	1,449,774
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	410	369,888
5.13%, 01/15/28(b)	239	231,959
6.25%, 03/25/29(b)	360	357,787
7.38%, 04/02/32(b)	230	234,965
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(b)	265	267,048
Series 2034, 6.00%, 09/30/34(b)	300	292,438
Series 2036, 7.20%, 07/18/36(b)	235	241,749
Series 2038, 7.72%, 06/04/38(b)	275	291,714
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(b)(d)	395	386,644
Sable International Finance Ltd., 7.13%, 10/15/32(b)	200	201,000
Telecom Italia Capital SA
6.00%, 09/30/34(a)	271	263,636
6.38%, 11/15/33	260	262,757
7.20%, 07/18/36	245	248,433
7.72%, 06/04/38	261	271,656
U.S. Cellular Corp., 6.70%, 12/15/33	315	339,808
ViaSat Inc., 5.63%, 04/15/27(b)	325	303,396
Viavi Solutions Inc., 3.75%, 10/01/29(b)	210	190,562
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	545	470,155
4.75%, 07/15/31(b)	740	640,862
7.75%, 04/15/32(b)	395	395,477
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	195	187,214
4.13%, 06/04/81, (5-year CMT + 2.767%)(a)(d)	555	499,094
5.13%, 06/04/81, (5-year CMT + 3.073%)(a)(d)	505	403,113
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	1,059	1,109,209
Zegona Finance PLC, 8.63%, 07/15/29(b)	510	538,688
		12,179,842
Transportation — 0.7%
Cargo Aircraft Management Inc., 4.75%, 02/01/28(a)(b)	345	329,157
Danaos Corp., 8.50%, 03/01/28(b)	155	159,336
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(b)	355	326,800
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)	375	378,277
Security	Par (000)	Value
Transportation (continued)
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	$428	$427,058
RXO Inc., 7.50%, 11/15/27(a)(b)	210	216,468
XPO CNW Inc., 6.70%, 05/01/34	143	149,794
XPO Inc.
7.13%, 06/01/31(a)(b)	267	276,353
7.13%, 02/01/32(a)(b)	316	328,272
		2,591,515
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(b)	250	243,739
7.00%, 05/01/31(b)	359	369,201
7.00%, 06/15/32(a)(b)	420	430,921
7.88%, 12/01/30(b)	270	284,440
5.50%, 05/01/28(b)	542	531,356
		1,859,657
Total Long-Term Investments — 97.8% (Cost: $355,080,587)		359,491,141
	Shares
Short-Term Securities
Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	60,380,703	60,422,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	830,000	830,000
Total Short-Term Securities — 16.7% (Cost: $61,215,786)		61,252,970
Total Investments — 114.5% (Cost: $416,296,373)		420,744,111
Liabilities in Excess of Other Assets — (14.5)%		(53,299,418)
Net Assets — 100.0%		$367,444,693

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
73
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® BB Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,738,963	$16,671,435 (a)	$—	$(4,732)	$17,304	$60,422,970	60,380,703	$190,734 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,370,000	—	(540,000)(a)	—	—	830,000	830,000	73,182	—
				$(4,732)	$17,304	$61,252,970		$263,916	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$359,491,141	$—	$359,491,141
Short-Term Securities
Money Market Funds	61,252,970	—	—	61,252,970
	$61,252,970	$359,491,141	$—	$420,744,111
See notes to financial statements.
Schedule of Investments
74

Schedule of Investments
October 31, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 0.4%
Rocket Lab USA Inc., 4.25%, 02/01/29(a)	$3,250	$7,431,757
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(a)	4,613	1,600,692
		9,032,449
Airlines — 1.5%
American Airlines Group Inc., 6.50%, 07/01/25	8,910	9,405,966
JetBlue Airways Corp.
0.50%, 04/01/26	3,106	2,868,306
2.50%, 09/01/29(a)	4,150	4,722,196
Southwest Airlines Co., 1.25%, 05/01/25	14,560	14,737,812
Spirit Airlines Inc., 1.00%, 05/15/26	5,575	1,975,993
		33,710,273
Auto Manufacturers — 3.5%
Fisker Inc., 2.50%, 09/15/26(a)(b)(c)	9,875	987
Ford Motor Co., 0.00% 03/15/26(d)	20,640	20,070,993
Li Auto Inc., 0.25%, 05/01/28	7,825	9,206,871
Lucid Group Inc., 1.25%, 12/15/26(a)	18,175	13,303,893
NIO Inc.
0.50%, 02/01/27	4,375	4,264,348
3.88%, 10/15/29	5,275	4,288,309
4.63%, 10/15/30	5,250	4,022,407
Rivian Automotive Inc.
3.63%, 10/15/30	15,550	11,933,010
4.63%, 03/15/29	13,550	11,790,840
		78,881,658
Biotechnology — 4.9%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27	9,300	10,616,193
ANI Pharmaceuticals Inc., 2.25%, 09/01/29(a)	3,050	3,156,682
BioMarin Pharmaceutical Inc., 1.25%, 05/15/27	5,503	5,152,683
Bridgebio Pharma Inc.
2.25%, 02/01/29	6,825	5,631,211
2.50%, 03/15/27	4,995	5,001,043
Cytokinetics Inc., 3.50%, 07/01/27	4,875	6,135,247
Esperion Therapeutics Inc., 4.00%, 11/15/25	2,046	1,947,402
Guardant Health Inc., 0.00% 11/15/27(d)	9,765	7,877,334
Halozyme Therapeutics Inc.
0.25%, 03/01/27	7,360	7,062,416
1.00%, 08/15/28	6,525	7,207,243
Immunocore Holdings PLC, 2.50%, 02/01/30(a)	3,375	2,918,277
Innoviva Inc., 2.13%, 03/15/28	2,250	2,194,349
Insmed Inc., 0.75%, 06/01/28	5,049	10,723,947
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(d)	6,042	5,966,547
1.75%, 06/15/28	5,100	5,176,464
Livongo Health Inc., 0.88%, 06/01/25	5,100	4,960,677
NeoGenomics Inc., 0.25%, 01/15/28	2,779	2,286,444
PTC Therapeutics Inc., 1.50%, 09/15/26	2,325	2,462,681
Sarepta Therapeutics Inc., 1.25%, 09/15/27	10,325	11,689,343
Travere Therapeutics Inc., 2.25%, 03/01/29	3,000	2,856,144
		111,022,327
Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28	2,925	4,354,786
Commercial Services — 3.2%
Affirm Holdings Inc., 0.00% 11/15/26(d)	11,525	10,211,491
Alarm.com Holdings Inc.
0.00%, 01/15/26(d)	3,816	3,567,267
2.25%, 06/01/29(a)	4,800	4,516,152
Block Inc.
0.00%, 05/01/26(d)	4,875	4,485,001
Security	Par (000)	Value
Commercial Services (continued)
0.25%, 11/01/27	$5,329	$4,585,422
Euronet Worldwide Inc., 0.75%, 03/15/49	4,527	4,447,614
Global Payments Inc., 1.50%, 03/01/31(a)	18,178	17,329,282
Repay Holdings Corp., 2.88%, 07/15/29(a)	2,450	2,348,588
Shift4 Payments Inc.
0.00%, 12/15/25(d)	6,410	7,835,092
0.50%, 08/01/27	5,300	5,445,445
Stride Inc., 1.13%, 09/01/27	3,683	6,712,934
		71,484,288
Computers — 5.4%
Insight Enterprises Inc., 0.75%, 02/15/25	3,003	7,693,652
Lumentum Holdings Inc.
0.50%, 12/15/26	9,546	9,417,668
0.50%, 06/15/28	7,400	6,447,622
1.50%, 12/15/29	5,595	6,484,809
PAR Technology Corp., 1.50%, 10/15/27	2,246	2,348,489
Parsons Corp., 2.63%, 03/01/29(a)	7,150	9,260,678
Rapid7 Inc.
0.25%, 03/15/27	4,780	4,479,486
1.25%, 03/15/29	2,850	2,715,806
Seagate HDD Cayman, 3.50%, 06/01/28	13,575	18,168,101
Super Micro Computer Inc., 0.00% 03/01/29(a)(d)	15,553	12,105,093
Varonis Systems Inc.
1.00%, 09/15/29(a)	4,250	4,298,539
1.25%, 08/15/25	2,341	3,855,679
Western Digital Corp., 3.00%, 11/15/28(a)	14,340	20,523,917
Zscaler Inc., 0.13%, 07/01/25	10,432	13,169,081
		120,968,620
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	5,046	4,174,078
Diversified Financial Services — 2.1%
Coinbase Global Inc.
0.25%, 04/01/30(a)	11,425	10,397,240
0.50%, 06/01/26	11,525	11,285,575
SoFi Technologies Inc.
0.00%, 10/15/26(a)(d)	4,043	3,826,908
1.25%, 03/15/29(a)	8,075	11,059,228
Upstart Holdings Inc.
0.25%, 08/15/26	2,950	2,657,035
2.00%, 10/01/29(a)	3,950	5,118,176
WisdomTree Inc., 3.25%, 08/15/29(a)	3,000	3,204,691
		47,548,853
Electric — 7.4%
Alliant Energy Corp., 3.88%, 03/15/26	5,275	5,482,921
CenterPoint Energy Inc., 4.25%, 08/15/26	9,075	9,148,209
CMS Energy Corp., 3.38%, 05/01/28	7,225	7,662,905
Duke Energy Corp., 4.13%, 04/15/26	15,431	16,284,083
Evergy Inc., 4.50%, 12/15/27(a)	12,489	13,506,116
FirstEnergy Corp., 4.00%, 05/01/26	13,603	13,870,316
NextEra Energy Capital Holdings Inc., 3.00%, 03/01/27(a)	8,804	10,925,645
Ormat Technologies Inc., 2.50%, 07/15/27	3,425	3,603,375
PG&E Corp., 4.25%, 12/01/27(a)	19,044	20,791,753
Pinnacle West Capital Corp., 4.75%, 06/15/27(a)	5,100	5,463,650
PPL Capital Funding Inc., 2.88%, 03/15/28	9,112	9,530,682
Southern Co. (The)
3.88%, 12/15/25	15,550	17,358,430
4.50%, 06/15/27(a)	13,500	14,737,856
TXNM Energy Inc., 5.75%, 06/01/54(a)	2,900	3,099,554
75
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
WEC Energy Group Inc.
4.38%, 06/01/27(a)	$7,500	$8,059,918
4.38%, 06/01/29(a)	7,750	8,447,751
		167,973,164
Electronics — 1.2%
Advanced Energy Industries Inc., 2.50%, 09/15/28	5,200	5,520,122
Itron Inc.
0.00%, 03/15/26(d)	4,100	4,349,676
1.38%, 07/15/30(a)	7,350	8,017,735
OSI Systems Inc., 2.25%, 08/01/29(a)	3,725	3,636,965
Vishay Intertechnology Inc., 2.25%, 09/15/30	6,825	5,981,245
		27,505,743
Energy - Alternate Sources — 1.7%
Array Technologies Inc., 1.00%, 12/01/28	3,876	2,877,635
Enphase Energy Inc.
0.00%, 03/01/26(d)	5,468	5,099,816
0.00%, 03/01/28(d)	5,444	4,574,188
NextEra Energy Partners LP
0.00%, 11/15/25(a)(d)	5,520	5,163,884
2.50%, 06/15/26(a)	4,450	4,178,092
SolarEdge Technologies Inc.
0.00%, 09/15/25(d)	2,985	2,780,716
2.25%, 07/01/29(a)	3,100	2,508,518
Stem Inc., 0.50%, 12/01/28(a)	2,503	764,700
Sunnova Energy International Inc.
0.25%, 12/01/26	5,275	3,477,844
2.63%, 02/15/28	5,450	2,823,524
Sunrun Inc., 4.00%, 03/01/30(a)	4,167	4,777,045
		39,025,962
Engineering & Construction — 0.8%
Fluor Corp., 1.13%, 08/15/29	5,045	6,600,940
Granite Construction Inc.
3.25%, 06/15/30(a)	3,500	4,489,112
3.75%, 05/15/28	3,360	6,386,952
		17,477,004
Entertainment — 2.2%
Cinemark Holdings Inc., 4.50%, 08/15/25	4,015	8,465,615
DraftKings Holdings Inc., 0.00% 03/15/28(d)	11,450	9,677,783
Live Nation Entertainment Inc.
2.00%, 02/15/25	4,288	4,857,248
3.13%, 01/15/29	8,325	10,587,856
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(d)	4,880	4,547,214
3.25%, 12/15/27	5,250	4,840,891
Penn Entertainment Inc., 2.75%, 05/15/26	2,964	3,277,474
Vail Resorts Inc., 0.00% 01/01/26(d)	4,717	4,407,653
		50,661,734
Environmental Control — 0.3%
Tetra Tech Inc., 2.25%, 08/15/28	5,200	7,013,711
Food — 0.5%
Beyond Meat Inc., 0.00% 03/15/27(d)	9,075	1,496,892
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	2,650	2,995,041
Post Holdings Inc., 2.50%, 08/15/27	5,200	5,952,991
		10,444,924
Gas — 0.3%
UGI Corp., 5.00%, 06/01/28(a)	6,400	6,634,529
Health Care - Products — 5.2%
Alphatec Holdings Inc., 0.75%, 08/01/26	2,908	2,697,670
Security	Par (000)	Value
Health Care - Products (continued)
CONMED Corp., 2.25%, 06/15/27	$7,048	$6,483,761
Enovis Corp., 3.88%, 10/15/28	3,919	4,082,429
Envista Holdings Corp., 1.75%, 08/15/28	4,700	4,258,569
Exact Sciences Corp.
0.38%, 03/15/27	5,255	5,103,406
0.38%, 03/01/28	4,860	4,528,163
1.75%, 04/15/31(a)	5,350	5,367,434
2.00%, 03/01/30(a)	5,475	6,204,762
Haemonetics Corp.
0.00%, 03/01/26(d)	3,229	2,996,311
2.50%, 06/01/29(a)	6,300	6,033,217
Insulet Corp., 0.38%, 09/01/26	7,190	8,481,221
Integer Holdings Corp., 2.13%, 02/15/28	4,300	6,532,140
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	5,068	4,830,875
iRhythm Technologies Inc., 1.50%, 09/01/29(a)	6,125	5,604,952
Lantheus Holdings Inc., 2.63%, 12/15/27	5,300	8,216,284
LivaNova USA Inc., 2.50%, 03/15/29(a)	3,250	3,408,712
Merit Medical Systems Inc., 3.00%, 02/01/29(a)	6,900	8,973,069
Novocure Ltd., 0.00% 11/01/25(d)	4,585	4,319,247
Omnicell Inc., 0.25%, 09/15/25	5,008	4,822,406
Repligen Corp., 1.00%, 12/15/28(a)	5,446	5,459,942
Tandem Diabetes Care Inc., Series 2024, 1.50%, 03/15/29(a)	2,850	3,337,058
TransMedics Group Inc., 1.50%, 06/01/28	4,100	4,846,192
		116,587,820
Health Care - Services — 0.4%
Brookdale Senior Living Inc., 3.50%, 10/15/29(a)	750	724,852
Teladoc Health Inc., 1.25%, 06/01/27	9,040	7,777,886
		8,502,738
Holding Companies - Diversified — 0.8%
Core Scientific Inc., 3.00%, 09/01/29(a)	4,200	6,269,445
MARA Holdings Inc.
1.00%, 12/01/26	2,625	2,342,668
2.13%, 09/01/31(a)	2,900	3,433,390
New Mountain Finance Corp., 7.50%, 10/15/25	2,100	2,113,818
Terawulf Inc., 2.75%, 02/01/30(a)	4,500	4,904,730
		19,064,051
Home Builders — 0.6%
LCI Industries, 1.13%, 05/15/26	4,175	4,148,359
Meritage Homes Corp., 1.75%, 05/15/28(a)	5,325	5,652,544
Winnebago Industries Inc., 3.25%, 01/15/30(a)	3,225	3,110,639
		12,911,542
Household Products & Wares — 0.2%
Spectrum Brands Inc., 3.38%, 06/01/29(a)	3,446	3,487,464
Internet — 16.8%
Airbnb Inc., 0.00% 03/15/26(d)	17,615	16,409,344
Alibaba Group Holding Ltd., 0.50%, 06/01/31(a)	45,025	51,914,164
Bilibili Inc., 0.50%, 12/01/26	3,450	3,424,399
Booking Holdings Inc., 0.75%, 05/01/25	7,531	18,734,027
Etsy Inc.
0.13%, 10/01/26	5,857	5,647,874
0.13%, 09/01/27	5,948	5,094,656
0.25%, 06/15/28	9,000	7,353,965
Expedia Group Inc., 0.00% 02/15/26(d)	9,070	8,735,071
Farfetch Ltd., 3.75%, 05/01/27	2,275	28,680
Fiverr International Ltd., 0.00% 11/01/25(d)	3,939	3,717,017
JD.com Inc., 0.25%, 06/01/29(a)	18,075	20,618,917
Schedule of Investments
76

Schedule of Investments (continued)
October 31, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Lyft Inc.
0.63%, 03/01/29(a)	$4,500	$4,378,267
1.50%, 05/15/25	1,000	979,010
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	5,025	4,694,160
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	5,085	4,501,616
Okta Inc.
0.13%, 09/01/25	5,020	4,803,261
0.38%, 06/15/26	5,027	4,645,233
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	3,275	2,759,477
Palo Alto Networks Inc., 0.38%, 06/01/25	6,138	22,213,051
PDD Holdings Inc., 0.00% 12/01/25(d)	6,400	6,286,763
Perficient Inc., 0.13%, 11/15/26	3,120	3,113,080
Q2 Holdings Inc., 0.75%, 06/01/26	2,480	2,784,061
RealReal Inc. (The), 1.00%, 03/01/28	2,154	1,083,230
Sea Ltd.
0.25%, 09/15/26	13,975	12,588,744
2.38%, 12/01/25	10,569	12,611,570
Shopify Inc., 0.13%, 11/01/25	8,312	7,990,935
Snap Inc.
0.00%, 05/01/27(d)	10,500	9,025,391
0.13%, 03/01/28	13,275	10,744,986
0.50%, 05/01/30(a)	6,764	6,052,305
Spotify USA Inc., 0.00% 03/15/26(d)	13,570	13,668,363
TechTarget Inc., 0.00% 12/15/26(d)	3,775	3,699,494
Trip.com Group Ltd., 0.75%, 06/15/29(a)	13,600	16,021,674
TripAdvisor Inc., 0.25%, 04/01/26	3,100	2,910,225
Uber Technologies Inc.
0.00%, 12/15/25(d)	10,460	11,254,933
0.88%, 12/01/28(a)	15,450	18,604,763
Upwork Inc., 0.25%, 08/15/26	3,066	2,807,957
Wayfair Inc.
0.63%, 10/01/25	6,560	6,221,323
1.00%, 08/15/26	8,365	7,659,203
3.25%, 09/15/27	6,600	6,938,884
3.50%, 11/15/28	6,100	7,502,740
Weibo Corp., 1.38%, 12/01/30(a)	3,075	3,321,832
Wix.com Ltd., 0.00% 08/15/25(d)	4,622	4,413,723
Ziff Davis Inc., 3.63%, 03/01/28(a)(e)	2,000	1,904,826
Zillow Group Inc.
1.38%, 09/01/26	4,525	6,180,278
2.75%, 05/15/25	3,800	4,095,497
		380,138,969
Iron & Steel — 0.4%
U.S. Steel Corp., 5.00%, 11/01/26	3,132	9,167,364
Leisure Time — 2.8%
Carnival Corp., 5.75%, 12/01/27	10,225	18,711,720
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51(a)	2,475	2,325,398
NCL Corp. Ltd.
1.13%, 02/15/27	10,350	10,682,670
2.50%, 02/15/27	4,300	4,524,267
5.38%, 08/01/25	4,355	6,239,623
Peloton Interactive Inc., 5.50%, 12/01/29(a)	3,000	6,292,899
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25	2,927	12,161,035
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	2,123	2,122,735
		63,060,347
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	4,429	4,977,509
Security	Par (000)	Value
Machinery — 0.7%
Bloom Energy Corp.
3.00%, 06/01/28	$5,800	$5,061,346
3.00%, 06/01/29(a)	4,175	3,343,246
Middleby Corp. (The), 1.00%, 09/01/25	6,757	7,430,822
		15,835,414
Manufacturing — 0.6%
Axon Enterprise Inc., 0.50%, 12/15/27	5,883	11,134,183
John Bean Technologies Corp., 0.25%, 05/15/26	3,700	3,553,295
		14,687,478
Media — 3.9%
Cable One Inc.
0.00%, 03/15/26(d)	5,475	4,994,332
1.13%, 03/15/28	2,866	2,255,647
DISH Network Corp.
0.00%, 12/15/25(d)	16,310	14,529,984
3.38%, 08/15/26	25,158	20,966,563
Liberty Broadband Corp.
3.13%, 03/31/53(a)	10,906	10,811,046
3.13%, 06/30/54(a)	6,300	6,795,048
Liberty Media Corp.
2.38%, 09/30/53(a)	10,275	12,855,068
3.75%, 03/15/28	5,619	6,202,727
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	4,350	4,814,523
Sphere Entertainment Co., 3.50%, 12/01/28(a)	2,075	2,879,604
		87,104,542
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	2,150	1,896,605
Mining — 0.4%
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,615	2,061,750
MP Materials Corp., 3.00%, 03/01/30(a)	6,616	7,291,229
		9,352,979
Office & Business Equipment — 0.1%
Xerox Holdings Corp., 3.75%, 03/15/30(a)	3,725	2,676,643
Oil & Gas — 1.0%
CNX Resources Corp., 2.25%, 05/01/26	2,885	7,670,508
Kosmos Energy Ltd., 3.13%, 03/15/30(a)	3,700	3,317,155
Nabors Industries Inc., 1.75%, 06/15/29	2,350	1,801,300
Northern Oil & Gas Inc., 3.63%, 04/15/29	4,550	5,249,767
Transocean Inc., 4.63%, 09/30/29(a)	2,325	3,431,739
		21,470,469
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29	3,375	3,618,770
Ascendis Pharma A/S, 2.25%, 04/01/28	5,150	5,440,285
Dexcom Inc.
0.25%, 11/15/25	10,895	10,387,439
0.38%, 05/15/28	11,300	9,964,305
Herbalife Ltd., 4.25%, 06/15/28	2,225	1,683,204
Jazz Investments I Ltd.
2.00%, 06/15/26	8,975	8,883,040
3.13%, 09/15/30(a)	8,991	9,252,262
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29	2,750	4,001,113
Pacira BioSciences Inc., 2.13%, 05/15/29(a)	2,500	2,006,808
Revance Therapeutics Inc., 1.75%, 02/15/27	2,421	2,279,382
		57,516,608
Real Estate — 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.25%, 06/15/26	3,325	2,870,674
77
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Redfin Corp., 0.50%, 04/01/27	$4,475	$3,228,637
		6,099,311
Real Estate Investment Trusts — 3.7%
Arbor Realty Trust Inc., 7.50%, 08/01/25	2,725	2,728,003
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,947	2,833,767
COPT Defense Properties LP, 5.25%, 09/15/28(a)	3,238	3,865,960
Federal Realty OP LP, 3.25%, 01/15/29(a)	4,500	4,622,546
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(a)	3,575	4,959,420
Pebblebrook Hotel Trust, 1.75%, 12/15/26	6,560	5,988,505
PennyMac Corp., 5.50%, 03/15/26	3,285	3,217,557
Rexford Industrial Realty LP
4.13%, 03/15/29(a)	5,325	5,346,692
4.38%, 03/15/27(a)	5,275	5,261,023
Starwood Property Trust Inc., 6.75%, 07/15/27	3,300	3,500,813
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,520	2,370,160
Two Harbors Investment Corp., 6.25%, 01/15/26	2,525	2,482,228
Uniti Group Inc., 7.50%, 12/01/27(a)	2,525	2,766,876
Ventas Realty LP, 3.75%, 06/01/26	7,825	9,708,432
Welltower OP LLC
2.75%, 05/15/28(a)	9,275	13,319,308
3.13%, 07/15/29(a)	9,575	11,436,834
		84,408,124
Retail — 1.2%
Burlington Stores Inc., 1.25%, 12/15/27	2,675	3,612,068
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	3,025	2,915,407
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	2,200	2,027,736
Freshpet Inc., 3.00%, 04/01/28	3,550	7,168,169
Guess? Inc., 3.75%, 04/15/28	3,207	3,247,941
Patrick Industries Inc., 1.75%, 12/01/28	2,600	3,585,651
Shake Shack Inc., 0.00% 03/01/28(d)	2,250	2,246,053
Vroom Inc., 0.75%, 07/01/26	2,325	1,230,242
		26,033,267
Semiconductors — 3.4%
Impinj Inc., 1.13%, 05/15/27	2,525	4,486,894
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26	4,063	5,755,011
Microchip Technology Inc., 0.75%, 06/01/30(a)	11,355	10,971,725
MKS Instruments Inc., 1.25%, 06/01/30(a)	12,654	12,185,419
ON Semiconductor Corp.
0.00%, 05/01/27(d)	7,150	10,216,348
0.50%, 03/01/29	13,712	13,671,631
Semtech Corp., 1.63%, 11/01/27	2,875	3,980,583
Wolfspeed Inc.
0.25%, 02/15/28	6,900	4,074,960
1.75%, 05/01/26	5,826	5,144,488
1.88%, 12/01/29	14,293	7,171,332
		77,658,391
Software — 14.5%
Akamai Technologies Inc.
0.13%, 05/01/25	10,422	11,629,871
0.38%, 09/01/27	10,376	10,691,328
1.13%, 02/15/29	11,350	11,501,225
Bandwidth Inc., 0.50%, 04/01/28	2,029	1,592,920
Bentley Systems Inc.
0.13%, 01/15/26	5,731	5,653,562
0.38%, 07/01/27	5,600	5,073,373
BILL Holdings Inc., 0.00% 04/01/27(d)	5,246	4,626,731
BlackLine Inc., 1.00%, 06/01/29(a)	5,868	6,113,364
Security	Par (000)	Value
Software (continued)
Box Inc., 1.50%, 09/15/29(a)	$4,351	$4,271,125
Cloudflare Inc., 0.00% 08/15/26(d)	11,675	10,853,455
Confluent Inc., 0.00% 01/15/27(d)	9,375	8,364,853
CSG Systems International Inc., 3.88%, 09/15/28	3,600	3,558,491
Datadog Inc., 0.13%, 06/15/25	6,774	9,402,809
Dayforce Inc., 0.25%, 03/15/26	4,998	4,732,834
DigitalOcean Holdings Inc., 0.00% 12/01/26(d)	13,625	12,091,090
Dropbox Inc.
0.00%, 03/01/26(d)	6,190	5,995,823
0.00%, 03/01/28(d)	6,270	6,067,365
Envestnet Inc.
0.75%, 08/15/25	2,260	2,229,343
2.63%, 12/01/27	4,100	4,358,117
Evolent Health Inc., 3.50%, 12/01/29(a)	3,675	3,714,790
Fastly Inc., 0.00% 03/15/26(d)	3,100	2,870,815
Five9 Inc.
0.50%, 06/01/25	3,490	3,385,643
1.00%, 03/15/29(a)	7,047	5,997,257
Guidewire Software Inc.
1.25%, 03/15/25	3,460	5,643,233
1.25%, 11/01/29(a)	5,426	5,521,503
HubSpot Inc., 0.38%, 06/01/25	4,114	8,084,867
Jamf Holding Corp., 0.13%, 09/01/26	2,850	2,584,108
LivePerson Inc., 0.00% 12/15/26(d)	2,935	1,310,685
MicroStrategy Inc.
0.00%, 02/15/27(d)	9,475	17,162,661
0.63%, 09/15/28(a)	9,200	14,834,231
0.63%, 03/15/30(a)	7,200	13,229,580
0.88%, 03/15/31(a)	5,400	7,268,811
2.25%, 06/15/32(a)	7,250	10,682,890
MongoDB Inc., 0.25%, 01/15/26	10,308	13,788,779
Nice Ltd., 0.00% 09/15/25(d)	4,129	3,932,799
Nutanix Inc., 0.25%, 10/01/27	5,200	6,399,141
PagerDuty Inc., 1.50%, 10/15/28	3,350	3,302,977
Porch Group Inc., 6.75%, 10/01/28(a)	2,600	1,714,227
Progress Software Corp.
1.00%, 04/15/26	3,550	4,243,479
3.50%, 03/01/30(a)	3,971	4,670,213
PROS Holdings Inc., 2.25%, 09/15/27	2,200	2,047,525
RingCentral Inc., 0.00% 03/15/26(d)	5,471	5,049,499
Snowflake Inc.
0.00%, 10/01/27(a)(d)	10,428	10,710,880
0.00%, 10/01/29(a)(d)	10,417	10,633,865
Tyler Technologies Inc., 0.25%, 03/15/26	5,490	6,961,509
Unity Software Inc., 0.00% 11/15/26(d)	10,775	9,607,021
Verint Systems Inc., 0.25%, 04/15/26	2,635	2,432,554
Vertex Inc., 0.75%, 05/01/29(a)	3,125	4,115,139
Workiva Inc., 1.25%, 08/15/28	6,500	6,141,691
		326,850,051
Telecommunications — 0.7%
Infinera Corp., 3.75%, 08/01/28	4,200	5,002,250
InterDigital Inc., 3.50%, 06/01/27	4,150	8,115,922
Viavi Solutions Inc., 1.63%, 03/15/26	2,050	2,058,966
		15,177,138
Transportation — 0.7%
Air Transport Services Group Inc., 3.88%, 08/15/29	3,675	3,506,757
World Kinect Corp., 3.25%, 07/01/28	3,250	3,566,196
ZTO Express Cayman Inc., 1.50%, 09/01/27	9,050	9,356,234
		16,429,187
Schedule of Investments
78

Schedule of Investments (continued)
October 31, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28	$3,273	$3,930,591
Water — 0.4%
American Water Capital Corp., 3.63%, 06/15/26	9,400	9,490,392
Total Convertible Bonds — 97.6% (Cost: $2,237,566,404)		2,202,429,097
	Shares
Common Stocks
Media — 0.1%
Gannett Co. Inc.(c)(e)	235,000	1,102,150
Total Common Stocks — 0.1% (Cost $1,359,643)		1,102,150
Total Long-Term Investments — 97.7% (Cost: $2,238,926,047)		2,203,531,247
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	2,046,643	2,048,076
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	32,250,000	$32,250,000
Total Short-Term Securities — 1.5% (Cost: $34,298,075)		34,298,076
Total Investments — 99.2% (Cost: $2,273,224,122)		2,237,829,323
Other Assets Less Liabilities — 0.8%		18,005,252
Net Assets — 100.0%		$2,255,834,575

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	Zero-coupon bond.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,420,827	$627,568 (a)	$—	$(261)	$(58)	$2,048,076	2,046,643	$3,006 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	570,000	31,680,000 (a)	—	—	—	32,250,000	32,250,000	668,653	—
				$(261)	$(58)	$34,298,076		$671,659	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

79
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$2,202,429,097	$—	$2,202,429,097
Common Stocks	1,102,150	—	—	1,102,150
Short-Term Securities
Money Market Funds	34,298,076	—	—	34,298,076
	$35,400,226	$2,202,429,097	$—	$2,237,829,323
See notes to financial statements.
Schedule of Investments
80

Schedule of Investments
October 31, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.4%
General Electric Co., 5.88%, 05/05/26, (3-mo. CME Term SOFR + 0.642%)(a)(b)	$31,029	$31,058,379
Auto Manufacturers — 8.3%
American Honda Finance Corp.
5.34%, 10/10/25, (1-day SOFR + 0.500%)(a)(b)	7,910	7,914,522
5.34%, 01/12/26, (1-day SOFR + 0.500%)(a)(b)	3,587	3,585,888
5.39%, 05/11/26, (1-day SOFR + 0.550%)(b)	20,000	19,994,970
5.55%, 01/09/26, (1-day SOFR + 0.710%)(a)(b)	19,450	19,498,444
5.55%, 07/09/27, (1-day SOFR + 0.710%)(a)(b)	11,420	11,419,936
5.55%, 10/22/27, (1-day SOFR + 0.720%)(b)	10,200	10,201,308
5.64%, 10/03/25, (1-day SOFR Index + 0.790%)(a)(b)	11,409	11,433,092
5.72%, 10/05/26, (1-day SOFR Index + 0.720%)(a)(b)	10,544	10,565,382
5.72%, 03/12/27, (1-day SOFR + 0.770%)(b)	10,600	10,618,556
5.76%, 01/12/26, (1-day SOFR + 0.920%)(a)(b)	10,786	10,835,543
BMW U.S. Capital LLC
5.41%, 04/02/26, (1-day SOFR Index + 0.550%)(a)(b)(c)	24,197	24,208,341
5.70%, 04/01/25, (1-day SOFR Index + 0.840%)(a)(b)(c)	14,837	14,858,805
5.74%, 08/11/25, (1-day SOFR Index + 0.620%)(b)(c)	25,559	25,595,540
5.92%, 08/13/26, (1-day SOFR Index + 0.800%)(a)(b)(c)	13,825	13,873,443
6.04%, 08/13/27, (1-day SOFR Index + 0.920%)(a)(b)(c)	10,825	10,870,250
Daimler Truck Finance North America LLC
5.74%, 12/13/24, (1-day SOFR + 0.750%)(b)(c)	13,534	13,539,261
5.83%, 09/25/27, (1-day SOFR + 0.960%)(a)(b)(c)	16,350	16,358,317
Ford Motor Credit Co. LLC, 6.45%, 11/05/26, (1-day SOFR + 1.450%)(b)	12,100	12,112,938
General Motors Financial Co. Inc.
5.89%, 07/15/27, (1-day SOFR Index + 1.050%)(a)(b)	17,240	17,222,633
6.11%, 02/26/27, (1-day SOFR + 1.040%)(a)(b)	12,847	12,855,761
6.14%, 04/07/25, (1-day SOFR Index + 1.300%)(b)	7,553	7,573,288
6.48%, 05/08/27, (1-day SOFR Index + 1.350%)(a)(b)	16,607	16,703,417
Hyundai Capital America
5.89%, 09/24/27, (1-day SOFR + 1.030%)(b)(c)	13,650	13,660,293
5.90%, 06/24/27, (1-day SOFR + 1.040%)(b)(c)	17,130	17,151,676
5.92%, 03/19/27, (1-day SOFR + 1.040%)(a)(b)(c)	11,000	11,016,035
6.30%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)(c)	4,650	4,665,956
6.34%, 01/08/27, (1-day SOFR + 1.500%)(a)(b)(c)	15,245	15,421,248
6.47%, 11/03/25, (1-day SOFR + 1.320%)(a)(b)(c)	10,690	10,746,817
Mercedes-Benz Finance North America LLC
5.51%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)(c)	25,830	25,898,642
5.75%, 08/01/25, (1-day SOFR + 0.570%)(a)(b)(c)	18,874	18,881,529
5.79%, 03/30/25, (1-day SOFR + 0.930%)(a)(b)(c)	15,620	15,641,893
Security	Par (000)	Value
Auto Manufacturers (continued)
5.81%, 07/31/26, (1-day SOFR + 0.630%)(a)(b)(c)	$16,000	$16,010,894
Nissan Motor Acceptance Co. LLC, 6.99%, 09/13/27, (1-day SOFR Index + 2.050%)(a)(b)(c)	10,325	10,324,979
Toyota Motor Credit Corp.
5.16%, 01/13/25, (1-day SOFR + 0.320%)(b)	12,255	12,254,809
5.40%, 01/10/25, (1-day SOFR + 0.560%)(a)(b)	7,856	7,854,181
5.49%, 01/05/26, (1-day SOFR + 0.650%)(a)(b)	15,600	15,643,348
5.53%, 03/19/27, (1-day SOFR + 0.650%)(a)(b)	15,705	15,741,379
5.56%, 05/15/26, (1-day SOFR + 0.450%)(a)(b)	19,700	19,700,592
5.61%, 09/11/25, (1-day SOFR + 0.650%)(b)	12,340	12,358,618
5.90%, 08/07/26, (1-day SOFR + 0.770%)(a)(b)	10,950	11,010,332
5.99%, 05/18/26, (1-day SOFR Index + 0.890%)(b)	10,159	10,226,027
Volkswagen Group of America Finance LLC
5.70%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)(c)	5,600	5,604,799
5.88%, 09/12/25, (1-day SOFR + 0.930%)(a)(b)(c)	19,600	19,642,733
6.17%, 08/14/26, (1-day SOFR + 1.060%)(a)(b)(c)	18,000	18,040,506
		609,336,921
Banks — 47.3%
ABN AMRO Bank NV, 6.67%, 09/18/27, (1-day SOFR Index + 1.780%)(a)(b)(c)	20,400	20,770,898
ANZ New Zealand International Ltd./London, 5.70%, 02/18/25, (1-day SOFR + 0.600%)(b)(c)	17,286	17,302,661
Australia & New Zealand Banking Group Ltd.
5.45%, 03/18/26, (1-day SOFR + 0.560%)(a)(b)(c)	15,365	15,391,197
5.49%, 10/03/25, (1-day SOFR + 0.640%)(a)(b)(c)	26,265	26,308,673
5.51%, 09/30/27, (1-day SOFR + 0.650%)(a)(b)(c)	21,540	21,565,977
5.52%, 07/16/27, (1-day SOFR + 0.680%)(a)(b)(c)	19,700	19,752,762
5.60%, 07/03/25, (1-day SOFR + 0.750%)(b)(c)	21,120	21,183,143
5.65%, 01/18/27, (1-day SOFR + 0.810%)(a)(b)(c)	21,350	21,461,998
Banco Santander SA
5.96%, 07/15/28, (1-day SOFR + 1.120%)(a)(b)	18,945	18,977,385
6.35%, 03/14/28, (1-day SOFR + 1.380%)(a)(b)	13,617	13,710,246
Bank of America Corp.
5.80%, 07/22/27, (1-day SOFR + 0.970%)(a)(b)	17,943	18,018,201
5.97%, 09/15/26, (3-mo. CME Term SOFR + 1.022%)(a)(b)	14,254	14,289,252
6.17%, 04/02/26, (1-day SOFR + 1.330%)(a)(b)	13,119	13,159,228
6.20%, 02/04/28, (1-day SOFR + 1.050%)(a)(b)	19,175	19,277,697
6.24%, 09/15/27, (1-day SOFR + 1.350%)(a)(b)	4,129	4,174,070
6.27%, 02/05/26, (3-mo. CME Term SOFR + 1.032%)(a)(b)	54,611	54,698,212
Bank of America NA
5.86%, 08/18/25, (1-day SOFR + 0.780%)(b)	17,435	17,488,176
6.12%, 08/18/26, (1-day SOFR + 1.020%)(b)	25,990	26,197,023
Bank of Montreal
5.30%, 01/10/25, (1-day SOFR Index + 0.465%)(b)	7,437	7,439,864
5.55%, 09/15/26, (1-day SOFR Index + 0.620%)(a)(b)	10,893	10,888,071
5.66%, 12/12/24, (1-day SOFR Index + 0.710%)(a)(b)	11,338	11,344,094
81
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.79%, 06/04/27, (1-day SOFR Index + 0.760%)(a)(b)	$12,500	$12,499,887
5.81%, 09/25/25, (1-day SOFR Index + 0.950%)(a)(b)	11,680	11,736,864
5.86%, 09/10/27, (1-day SOFR Index + 0.880%)(a)(b)	8,250	8,265,643
6.05%, 06/07/25, (1-day SOFR Index + 1.060%)(a)(b)	7,487	7,514,936
6.12%, 12/11/26, (1-day SOFR Index + 1.160%)(a)(b)	9,295	9,387,464
6.33%, 06/05/26, (1-day SOFR Index + 1.330%)(a)(b)	17,763	17,966,579
Bank of New York Mellon (The), 5.39%, 03/13/26, (1-day SOFR + 0.450%)(b)	4,855	4,856,208
Bank of New York Mellon Corp. (The)
5.45%, 04/25/25, (1-day SOFR + 0.620%)(b)	15,923	15,932,254
5.67%, 07/21/28, (1-day SOFR Index + 0.830%)(a)(b)	13,410	13,434,605
Bank of New Zealand, 5.64%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)(c)	13,535	13,523,454
Bank of Nova Scotia (The)
5.30%, 01/10/25, (1-day SOFR + 0.460%)(b)	10,759	10,762,693
5.54%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	7,163	7,157,262
5.58%, 03/02/26, (1-day SOFR Index + 0.545%)(a)(b)	12,149	12,144,201
5.74%, 04/11/25, (1-day SOFR Index + 0.900%)(b)	16,807	16,848,312
5.81%, 06/04/27, (1-day SOFR Index + 0.780%)(a)(b)	15,020	15,018,489
5.96%, 09/08/28, (1-day SOFR + 1.000%)(b)	4,410	4,414,996
6.04%, 06/12/25, (1-day SOFR Index + 1.090%)(a)(b)	19,400	19,480,381
6.34%, 08/01/29, (1-day SOFR Index + 1.080%)(a)(b)	15,010	15,032,641
Banque Federative du Credit Mutuel SA
5.56%, 02/04/25, (1-day SOFR Index + 0.410%)(b)(c)	26,221	26,223,976
5.96%, 01/23/27, (1-day SOFR + 1.130%)(a)(b)(c)	15,690	15,820,664
6.17%, 02/16/28, (1-day SOFR Index + 1.070%)(b)(c)	11,805	11,843,219
6.24%, 07/13/26, (1-day SOFR Index + 1.40%)(b)(c)	16,500	16,698,082
Barclays PLC
6.44%, 03/12/28, (1-day SOFR + 1.490%)(a)(b)	14,635	14,788,058
6.82%, 09/13/27, (1-day SOFR + 1.880%)(a)(b)	13,925	14,167,019
BPCE SA
5.41%, 01/14/25, (1-day SOFR + 0.570%)(a)(b)(c)	7,997	8,001,872
5.83%, 09/25/25, (1-day SOFR + 0.960%)(a)(b)(c)	15,335	15,373,352
6.82%, 10/19/27, (1-day SOFR Index + 1.980%)(a)(b)(c)	10,831	11,025,721
Canadian Imperial Bank of Commerce
5.78%, 04/07/25, (1-day SOFR Index + 0.940%)(a)(b)	17,493	17,540,457
5.80%, 06/28/27, (1-day SOFR + 0.940%)(a)(b)	13,400	13,451,704
5.89%, 09/11/27, (1-day SOFR Index + 0.930%)(a)(b)	17,400	17,438,041
6.08%, 10/02/26, (1-day SOFR + 1.220%)(a)(b)	21,775	21,992,366
Security	Par (000)	Value
Banks (continued)
Citibank NA
5.41%, 04/30/26, (1-day SOFR Index + 0.590%)(a)(b)	$21,245	$21,259,164
5.66%, 09/29/25, (1-day SOFR + 0.805%)(a)(b)	31,450	31,561,575
5.85%, 08/06/26, (1-day SOFR + 0.708%)(b)	20,290	20,344,300
6.09%, 12/04/26, (1-day SOFR Index + 1.060%)(a)(b)	23,810	24,017,689
Citigroup Inc.
5.52%, 01/25/26, (1-day SOFR + 0.694%)(b)	20,104	20,113,556
5.76%, 06/09/27, (1-day SOFR + 0.770%)(a)(b)	19,050	19,056,320
6.11%, 07/01/26, (3-mo. CME Term SOFR + 1.512%)(a)(b)	18,063	18,165,762
6.32%, 02/24/28, (1-day SOFR + 1.280%)(a)(b)	19,151	19,318,511
6.41%, 03/17/26, (1-day SOFR + 1.528%)(a)(b)	18,736	18,807,135
Commonwealth Bank of Australia
5.24%, 07/07/25, (1-day SOFR + 0.400%)(a)(b)(c)	48,665	48,668,970
5.45%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	17,156	17,154,619
5.58%, 09/12/25, (1-day SOFR + 0.630%)(a)(b)(c)	22,506	22,549,640
5.67%, 03/14/25, (1-day SOFR + 0.740%)(b)(c)	44,751	44,815,378
5.69%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)(c)	12,190	12,262,454
5.90%, 03/14/27, (1-day SOFR + 0.970%)(a)(b)(c)	6,925	6,985,932
Cooperatieve Rabobank UA/New York
5.22%, 01/10/25, (1-day SOFR Index + 0.380%)(a)(b)	12,335	12,335,567
5.54%, 07/18/25, (1-day SOFR Index + 0.700%)(b)	22,442	22,501,661
5.55%, 01/09/26, (1-day SOFR Index + 0.710%)(a)(b)	14,250	14,301,742
5.71%, 03/05/27, (1-day SOFR Index + 0.710%)(b)	25,620	25,682,288
5.74%, 10/05/26, (1-day SOFR Index + 0.900%)(a)(b)	20,050	20,150,583
Cooperatieve Rabobank UA/NY
5.67%, 08/28/26, (1-day SOFR Index + 0.620%)(b)	10,750	10,765,742
5.73%, 10/17/29, (1-day SOFR Index + 0.890%)(b)	10,250	10,244,211
Credit Agricole SA
5.83%, 03/11/27, (1-day SOFR + 0.870%)(a)(b)(c)	15,170	15,212,552
6.13%, 07/05/26, (1-day SOFR + 1.290%)(a)(b)(c)	17,295	17,486,653
6.17%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)(c)	12,600	12,688,844
DBS Group Holdings Ltd.
5.41%, 11/22/24, (1-day SOFR Index + 0.300%)(b)(c)	3,285	3,284,879
5.61%, 09/12/25, (1-day SOFR + 0.610%)(b)(c)	425	425,677
Deutsche Bank AG/New York, 6.32%, 11/16/27, (1-day SOFR + 1.219%)(a)(b)	8,629	8,615,474
Goldman Sachs Bank USA/New York
5.66%, 03/18/27, (1-day SOFR + 0.770%)(b)	7,441	7,452,772
5.83%, 05/21/27, (1-day SOFR + 0.750%)(a)(b)	12,770	12,779,336
Goldman Sachs Group Inc. (The)
5.76%, 10/21/27, (1-day SOFR + 0.920%)(a)(b)	17,705	17,733,945
5.78%, 12/09/26, (1-day SOFR + 0.790%)(a)(b)	10,579	10,582,689
5.80%, 03/09/27, (1-day SOFR + 0.810%)(b)	18,111	18,121,404
5.80%, 09/10/27, (1-day SOFR + 0.820%)(b)	13,420	13,423,172
Schedule of Investments
82

Schedule of Investments (continued)
October 31, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.19%, 08/10/26, (1-day SOFR + 1.065%)(b)	$20,500	$20,540,255
6.19%, 02/24/28, (1-day SOFR + 1.120%)(b)	15,405	15,472,687
6.63%, 10/28/27, (3-mo. CME Term SOFR + 2.012%)(a)(b)	35,392	36,237,616
6.78%, 03/15/28, (1-day SOFR + 1.850%)(a)(b)	13,775	14,070,636
Series ., 6.55%, 05/15/26, (3-mo. CME Term SOFR + 1.432%)(b)	48,868	49,099,320
HSBC Holdings PLC
6.45%, 03/10/26, (1-day SOFR + 1.430%)(a)(b)	15,670	15,709,668
6.59%, 09/12/26, (3-mo. CME Term SOFR + 1.642%)(a)(b)	28,758	29,005,957
6.71%, 08/14/27, (1-day SOFR + 1.570%)(a)(b)	26,395	26,758,131
HSBC USA Inc., 5.99%, 03/04/27, (1-day SOFR + 0.960%)(b)	22,970	23,090,483
ING Groep NV
5.87%, 04/01/27, (1-day SOFR Index + 1.010%)(a)(b)	16,615	16,683,947
6.50%, 03/28/26, (1-day SOFR Index + 1.640%)(a)(b)	13,554	13,618,182
6.52%, 09/11/27, (1-day SOFR Index + 1.560%)(a)(b)	21,560	21,839,182
JPMorgan Chase & Co.
5.58%, 12/10/25, (1-day SOFR + 0.600%)(a)(b)	16,522	16,529,108
5.62%, 09/22/27, (1-day SOFR + 0.765%)(a)(b)	16,123	16,160,529
5.69%, 10/22/28, (1-day SOFR + 0.860%)(b)	10,200	10,217,691
5.72%, 04/22/27, (1-day SOFR + 0.885%)(b)	22,378	22,451,144
5.75%, 04/22/28, (1-day SOFR + 0.920%)(a)(b)	25,205	25,284,659
5.76%, 07/22/28, (1-day SOFR + 0.930%)(a)(b)	15,550	15,623,333
5.99%, 02/24/26, (1-day SOFR + 0.920%)(b)	22,616	22,654,227
6.03%, 01/23/28, (1-day SOFR + 1.200%)(a)(b)	22,644	22,858,333
6.15%, 04/26/26, (1-day SOFR + 1.320%)(b)	20,980	21,076,048
6.25%, 02/24/28, (1-day SOFR + 1.180%)(a)(b)	20,510	20,704,168
JPMorgan Chase Bank NA, 5.99%, 12/08/26, (1-day SOFR + 1.000%)(a)(b)	32,226	32,579,997
Lloyds Banking Group PLC
6.44%, 01/05/28, (1-day SOFR Index + 1.580%)(a)(b)	15,910	16,120,286
6.72%, 08/07/27, (1-day SOFR Index + 1.560%)(a)(b)	18,650	18,889,196
Macquarie Bank Ltd.
5.78%, 07/02/27, (1-day SOFR Index + 0.920%)(a)(b)(c)	13,650	13,728,749
6.17%, 03/21/25, (1-day SOFR + 1.310%)(b)(c)	19,685	19,763,146
6.17%, 06/15/26, (1-day SOFR + 1.240%)(a)(b)(c)	14,259	14,389,993
6.20%, 12/07/26, (1-day SOFR + 1.200%)(a)(b)(c)	17,900	18,103,707
Macquarie Group Ltd., 5.78%, 09/23/27, (1-day SOFR + 0.920%)(a)(b)(c)	15,980	16,029,052
Mitsubishi UFJ Financial Group Inc.
6.06%, 02/20/26, (1-day SOFR + 0.940%)(a)(b)	15,491	15,514,740
6.27%, 04/17/26, (1-day SOFR + 1.440%)(a)(b)	13,420	13,472,140
Mizuho Financial Group Inc., 6.07%, 05/22/26, (1-day SOFR + 0.960%)(a)(b)	15,770	15,803,021
Morgan Stanley
5.86%, 04/13/28, (1-day SOFR + 1.020%)(b)	30,249	30,386,559
6.03%, 02/18/26, (1-day SOFR + 0.950%)(b)	30,921	30,965,837
Morgan Stanley Bank NA
5.52%, 10/15/27, (1-day SOFR + 0.685%)(b)	10,250	10,256,972
5.62%, 07/16/25, (1-day SOFR + 0.780%)(a)(b)	29,445	29,527,450
5.78%, 07/14/28, (1-day SOFR + 0.940%)(a)(b)	23,500	23,582,879
Security	Par (000)	Value
Banks (continued)
5.92%, 01/14/28, (1-day SOFR + 1.080%)(b)	$23,715	$23,885,836
5.93%, 05/26/28, (1-day SOFR + 0.865%)(a)(b)	23,800	23,839,706
5.99%, 10/30/26, (1-day SOFR + 1.165%)(b)	16,000	16,188,240
National Australia Bank Ltd.
5.22%, 01/12/25, (1-day SOFR + 0.380%)(a)(b)(c)	36,420	36,404,993
5.38%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	10,725	10,729,150
5.49%, 01/12/27, (1-day SOFR + 0.650%)(a)(b)(c)	17,535	17,565,425
5.58%, 06/11/27, (1-day SOFR + 0.620%)(b)(c)	22,650	22,657,336
5.63%, 12/10/25, (1-day SOFR + 0.650%)(b)(c)	15,217	15,250,754
5.88%, 05/13/25, (1-day SOFR + 0.760%)(b)(c)	25,770	25,821,266
National Australia Bank Ltd./New York, 5.85%, 06/09/25, (1-day SOFR + 0.860%)(a)(b)(c)	16,425	16,472,728
National Bank of Canada, 5.89%, 07/02/27, (1-day SOFR Index + 1.030%)(a)(b)	11,000	11,042,269
NatWest Group PLC
6.32%, 03/01/28, (1-day SOFR + 1.250%)(b)	14,695	14,773,829
6.41%, 11/15/28, (1-day SOFR + 1.300%)(a)(b)	10,800	10,872,201
NatWest Markets PLC
5.62%, 09/29/26, (1-day SOFR + 0.760%)(a)(b)(c)	12,084	12,079,158
6.00%, 05/17/27, (1-day SOFR + 0.900%)(a)(b)(c)	7,302	7,314,452
6.24%, 05/17/29, (1-day SOFR + 1.140%)(a)(b)(c)	16,250	16,315,214
6.31%, 03/22/25, (1-day SOFR + 1.450%)(a)(b)(c)	17,324	17,393,964
Nordea Bank Abp
5.62%, 03/19/27, (1-day SOFR + 0.740%)(a)(b)(c)	10,350	10,403,752
5.96%, 06/06/25, (1-day SOFR + 0.960%)(a)(b)(c)	10,315	10,351,710
6.00%, 09/10/29, (1-day SOFR + 1.020%)(b)(c)	17,290	17,343,588
Royal Bank of Canada
5.28%, 01/21/25, (1-day SOFR Index + 0.440%)(a)(b)	16,655	16,662,766
5.36%, 01/20/26, (1-day SOFR Index + 0.525%)(a)(b)	12,945	12,948,503
5.40%, 04/27/26, (1-day SOFR Index + 0.570%)(a)(b)	17,379	17,383,267
5.55%, 01/21/27, (1-day SOFR Index + 0.710%)(a)(b)	9,997	10,005,380
5.56%, 10/18/27, (1-day SOFR Index + 0.720%)(a)(b)	10,200	10,208,890
5.63%, 07/23/27, (1-day SOFR + 0.790%)(a)(b)	13,150	13,184,874
5.68%, 04/14/25, (1-day SOFR Index + 0.840%)(b)	2,235	2,239,384
5.70%, 10/18/28, (1-day SOFR Index + 0.860%)(a)(b)	10,200	10,210,020
5.74%, 11/02/26, (1-day SOFR Index + 0.590%)(a)(b)	13,900	13,883,225
5.79%, 01/19/27, (1-day SOFR Index + 0.950%)(b)	16,987	17,095,430
5.92%, 01/12/26, (1-day SOFR Index + 1.080%)(a)(b)	4,796	4,828,431
5.92%, 07/20/26, (1-day SOFR Index + 1.080%)(b)	16,700	16,839,424
Shinhan Bank Co. Ltd., 6.60%, 04/24/25, (3-mo. CME Term SOFR + 1.962%)(a)(b)(d)	16,490	16,593,559
83
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Skandinaviska Enskilda Banken AB
5.89%, 03/05/27, (1-day SOFR + 0.890%)(a)(b)(c)	$16,210	$16,285,199
5.95%, 06/09/25, (1-day SOFR + 0.960%)(a)(b)(c)	16,775	16,835,599
Societe Generale SA
5.89%, 01/21/26, (1-day SOFR + 1.050%)(a)(b)(c)	28,937	28,956,554
6.50%, 01/19/28, (1-day SOFR + 1.660%)(a)(b)(c)	13,905	14,012,959
Standard Chartered PLC
6.00%, 11/23/25, (1-day SOFR + 0.930%)(b)(c)	16,744	16,746,615
6.28%, 05/14/28, (1-day SOFR + 1.170%)(a)(b)(c)	18,345	18,421,896
6.60%, 03/30/26, (1-day SOFR + 1.740%)(a)(b)(c)	19,015	19,092,249
6.77%, 07/06/27, (1-day SOFR + 1.930%)(b)(c)	18,690	18,999,166
7.16%, 02/08/28, (1-day SOFR + 2.030%)(a)(b)(c)	16,175	16,531,990
State Street Corp.
5.47%, 10/22/27, (1-day SOFR + 0.640%)(b)	10,200	10,237,883
5.99%, 08/03/26, (1-day SOFR + 0.845%)(a)(b)	13,882	13,974,132
Sumitomo Mitsui Financial Group Inc.
5.72%, 01/14/27, (1-day SOFR + 0.880%)(a)(b)	17,895	18,000,195
6.01%, 07/09/29, (1-day SOFR + 1.170%)(b)	22,520	22,739,845
6.14%, 07/13/26, (1-day SOFR + 1.300%)(a)(b)	8,800	8,913,597
6.27%, 01/13/26, (1-day SOFR + 1.430%)(a)(b)	8,475	8,575,745
Sumitomo Mitsui Trust Bank Ltd.
5.96%, 09/10/27, (1-day SOFR + 0.980%)(a)(b)(c)	13,400	13,497,339
6.11%, 09/14/26, (1-day SOFR + 1.150%)(b)(c)	17,305	17,478,137
6.16%, 03/09/26, (1-day SOFR + 1.120%)(b)(c)	18,865	18,997,276
Svenska Handelsbanken AB
5.71%, 05/28/27, (1-day SOFR + 0.660%)(a)(b)(c)	17,770	17,808,584
5.93%, 06/10/25, (1-day SOFR + 0.910%)(a)(b)(c)	15,385	15,426,674
6.18%, 06/15/26, (1-day SOFR + 1.250%)(b)(c)	17,475	17,688,138
Swedbank AB
5.75%, 04/04/25, (1-day SOFR Index + 0.910%)(a)(b)(c)	11,045	11,065,605
6.31%, 06/15/26, (1-day SOFR Index + 1.380%)(a)(b)(c)	16,800	17,020,763
Toronto-Dominion Bank (The)
5.25%, 01/10/25, (1-day SOFR + 0.410%)(b)	11,165	11,167,876
5.32%, 10/10/25, (1-day SOFR + 0.480%)(a)(b)	500	500,232
5.57%, 09/10/26, (1-day SOFR + 0.590%)(a)(b)	11,842	11,829,246
5.57%, 04/05/27, (1-day SOFR + 0.730%)(a)(b)	16,850	16,851,018
5.92%, 07/17/26, (1-day SOFR + 1.080%)(b)	15,018	15,138,728
6.02%, 06/06/25, (1-day SOFR + 1.020%)(a)(b)	15,857	15,903,621
UBS AG, 5.89%, 09/11/25, (1-day SOFR + 0.930%)(a)(b)	20,300	20,390,790
UBS AG/London, 5.31%, 01/13/25, (1-day SOFR + 0.470%)(b)(c)	11,627	11,629,179
UBS AG/Stamford CT, 6.34%, 02/21/25, (1-day SOFR Index + 1.260%)(a)(b)	11,610	11,634,632
UBS Group AG, 6.70%, 05/12/26, (1-day SOFR + 1.580%)(b)(c)	21,585	21,695,209
United Overseas Bank Ltd., 5.56%, 04/07/25, (1-day SOFR Index + 0.700%)(a)(b)(c)	2,215	2,216,993
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
5.90%, 04/22/28, (1-day SOFR + 1.070%)(b)	$31,060	$31,208,239
6.15%, 04/25/26, (1-day SOFR + 1.320%)(a)(b)	22,541	22,641,592
Wells Fargo Bank NA
5.55%, 01/15/26, (1-day SOFR + 0.710%)(b)	24,215	24,298,480
5.95%, 08/01/25, (1-day SOFR + 0.800%)(b)	16,996	17,054,185
6.03%, 12/11/26, (1-day SOFR + 1.070%)(a)(b)	20,776	20,993,032
6.19%, 08/07/26, (1-day SOFR + 1.060%)(a)(b)	19,520	19,692,194
Westpac Banking Corp.
5.26%, 04/16/26, (1-day SOFR + 0.420%)(b)	8,300	8,298,161
5.38%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	5,700	5,707,277
5.40%, 11/18/24, (1-day SOFR + 0.300%)(b)	12,043	12,041,712
5.55%, 06/03/26, (1-day SOFR + 0.520%)(a)(b)	11,380	11,392,662
5.65%, 04/16/29, (1-day SOFR + 0.810%)(a)(b)	28,525	28,604,266
5.82%, 11/17/25, (1-day SOFR + 0.720%)(a)(b)	18,715	18,773,092
6.06%, 08/26/25, (1-day SOFR + 1.000%)(a)(b)	21,328	21,452,641
		3,464,619,373
Beverages — 0.7%
Keurig Dr Pepper Inc., 5.81%, 03/15/27, (1-day SOFR Index + 0.880%)(a)(b)	15,310	15,438,911
PepsiCo Inc., 5.52%, 02/13/26, (1-day SOFR Index + 0.400%)(a)(b)	12,371	12,394,152
Pepsico Singapore Financing I Pte Ltd., 5.66%, 02/16/27, (1-day SOFR Index + 0.560%)(a)(b)	21,065	21,087,674
		48,920,737
Diversified Financial Services — 2.2%
American Express Co.
5.58%, 04/23/27, (1-day SOFR + 0.750%)(a)(b)	15,860	15,874,976
5.76%, 07/26/28, (1-day SOFR + 0.930%)(a)(b)	16,300	16,370,186
5.80%, 11/04/26, (1-day SOFR Index + 0.650%)(a)(b)	18,323	18,320,627
5.80%, 07/28/27, (1-day SOFR Index + 0.970%)(b)	18,885	18,932,010
5.88%, 02/13/26, (1-day SOFR + 0.760%)(a)(b)	14,707	14,755,632
5.96%, 03/04/25, (1-day SOFR Index + 0.930%)(a)(b)	11,672	11,686,241
6.10%, 02/16/28, (1-day SOFR Index + 1.000%)(b)	12,011	12,068,692
6.17%, 10/30/26, (1-day SOFR Index + 1.350%)(a)(b)	12,975	13,062,343
Charles Schwab Corp. (The)
5.64%, 05/13/26, (1-day SOFR Index + 0.520%)(b)	15,292	15,290,182
6.08%, 03/03/27, (1-day SOFR Index + 1.050%)(a)(b)	13,180	13,256,548
Nomura Holdings Inc., 6.11%, 07/02/27, (1-day SOFR + 1.250%)(a)(b)	14,592	14,689,027
		164,306,464
Electric — 0.9%
National Rural Utilities Cooperative Finance Corp.
5.75%, 09/16/27, (1-day SOFR + 0.820%)(b)	10,385	10,428,632
5.95%, 02/05/27, (1-day SOFR + 0.800%)(a)(b)	12,865	12,928,760
NextEra Energy Capital Holdings Inc., 5.59%, 01/29/26, (1-day SOFR Index + 0.760%)(a)(b)	25,605	25,683,753
Pinnacle West Capital Corp., 5.80%, 06/10/26, (1-day SOFR + 0.820%)(a)(b)	15,000	15,055,666
		64,096,811
Schedule of Investments
84

Schedule of Investments (continued)
October 31, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 0.7%
Roche Holdings Inc.
5.54%, 03/10/25, (1-day SOFR + 0.560%)(a)(b)(c)	$28,126	$28,148,098
5.86%, 11/13/26, (1-day SOFR + 0.740%)(a)(b)(c)	12,200	12,285,575
UnitedHealth Group Inc., 5.34%, 07/15/26, (1-day SOFR + 0.500%)(b)	11,230	11,251,301
		51,684,974
Insurance — 6.9%
Athene Global Funding
5.55%, 01/07/25, (1-day SOFR Index + 0.715%)(b)(c)	8,915	8,917,021
5.98%, 05/08/26, (1-day SOFR Index + 0.850%)(a)(b)(c)	11,075	11,063,774
6.07%, 03/25/27, (1-day SOFR Index + 1.210%)(a)(b)(c)	13,400	13,456,560
6.09%, 08/27/26, (1-day SOFR Index + 1.030%)(a)(b)(c)	10,675	10,687,173
Corebridge Global Funding, 6.16%, 09/25/26, (1-day SOFR + 1.300%)(a)(b)(c)	16,375	16,561,430
GA Global Funding Trust, 6.20%, 04/11/25, (1-day SOFR + 1.360%)(a)(b)(c)	8,960	8,990,534
Marsh & McLennan Companies Inc., 1.00%, 11/08/27, (1-day SOFR Index + 0.700%)(b)	10,200	10,251,977
MassMutual Global Funding II
5.58%, 04/09/27, (1-day SOFR + 0.740%)(b)(c)	16,040	16,082,444
5.60%, 01/29/27, (1-day SOFR + 0.770%)(a)(b)(c)	21,884	21,963,965
5.73%, 03/21/25, (1-day SOFR + 0.870%)(a)(b)(c)	3,530	3,537,689
5.82%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(c)	16,442	16,587,404
Metropolitan Life Global Funding I
5.41%, 04/09/26, (1-day SOFR Index + 0.570%)(a)(b)(c)	15,640	15,652,305
5.66%, 06/11/27, (1-day SOFR Index + 0.700%)(a)(b)(c)	15,150	15,190,508
5.77%, 03/21/25, (1-day SOFR Index + 0.910%)(a)(b)(c)	13,234	13,265,295
New York Life Global Funding
5.17%, 01/14/25, (1-day SOFR Index + 0.330%)(a)(b)(c)	14,105	14,109,262
5.42%, 01/16/26, (1-day SOFR Index + 0.580%)(b)(c)	22,725	22,791,481
5.45%, 04/21/25, (1-day SOFR Index + 0.610%)(a)(b)(c)	18,250	18,274,905
5.47%, 06/09/26, (1-day SOFR + 0.480%)(b)(c)	15,410	15,429,209
5.53%, 04/02/27, (1-day SOFR +0.670%)(a)(b)(c)	15,050	15,064,314
5.62%, 08/28/26, (1-day SOFR + 0.580%)(a)(b)(c)	12,675	12,696,786
5.64%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)(c)	19,225	19,262,483
5.79%, 04/02/26, (1-day SOFR Index + 0.930%)(a)(b)(c)	10,870	10,943,936
5.80%, 05/02/25, (1-day SOFR + 0.650%)(b)(c)	19,675	19,700,295
Northwestern Mutual Global Funding, 5.64%, 06/13/25, (1-day SOFR + 0.700%)(b)(c)	15,900	15,941,302
Pacific Life Global Funding II
5.23%, 01/27/25, (1-day SOFR + 0.400%)(a)(b)(c)	4,690	4,692,755
5.46%, 03/27/26, (1-day SOFR +0.600%)(a)(b)(c)	11,835	11,838,672
5.65%, 06/04/26, (1-day SOFR + 0.620%)(b)(c)	11,395	11,399,802
Security	Par (000)	Value
Insurance (continued)
5.66%, 03/30/25, (1-day SOFR Index + 0.800%)(a)(b)(c)	$14,950	$14,971,936
5.79%, 06/16/25, (1-day SOFR Index + 0.860%)(a)(b)(c)	9,994	10,026,103
5.80%, 12/06/24, (1-day SOFR + 0.800%)(b)(c)	8,443	8,447,303
5.88%, 07/28/26, (1-day SOFR Index + 1.050%)(b)(c)	20,217	20,363,786
6.00%, 02/05/27, (1-day SOFR + 0.850%)(b)(c)	20,615	20,720,006
Principal Life Global Funding II, 5.95%, 08/28/25, (1-day SOFR + 0.900%)(a)(b)(c)	16,763	16,840,421
Protective Life Global Funding
5.54%, 04/10/26, (1-day SOFR + 0.700%)(a)(b)(c)	10,045	10,065,816
5.84%, 03/28/25, (1-day SOFR + 0.980%)(a)(b)(c)	16,682	16,727,311
6.00%, 12/11/24, (1-day SOFR + 1.050%)(b)(c)	15,425	15,433,423
		507,949,386
Machinery — 2.7%
Caterpillar Financial Services Corp.
5.46%, 06/13/25, (1-day SOFR + 0.520%)(a)(b)	13,660	13,681,436
5.52%, 02/27/26, (1-day SOFR + 0.460%)(a)(b)	23,009	23,031,348
5.53%, 10/16/26, (1-day SOFR + 0.690%)(a)(b)	10,700	10,756,240
5.58%, 08/11/25, (1-day SOFR + 0.455%)(a)(b)	14,293	14,309,879
5.63%, 05/14/27, (1-day SOFR + 0.520%)(a)(b)	13,344	13,356,414
John Deere Capital Corp.
5.32%, 10/22/25, (1-day SOFR + 0.480%)(a)(b)	20,865	20,903,300
5.36%, 07/03/25, (1-day SOFR + 0.500%)(a)(b)	16,029	16,051,613
5.44%, 04/19/27, (1-day SOFR + 0.600%)(a)(b)	16,194	16,223,940
5.49%, 03/06/26, (1-day SOFR + 0.440%)(a)(b)	10,734	10,745,685
5.52%, 07/15/27, (1-day SOFR + 0.680%)(a)(b)	10,500	10,546,229
5.56%, 06/11/27, (1-day SOFR + 0.600%)(a)(b)	12,125	12,123,559
5.60%, 03/07/25, (1-day SOFR + 0.560%)(b)	12,343	12,356,494
5.64%, 03/03/26, (1-day SOFR + 0.570%)(b)	13,305	13,342,720
5.83%, 06/08/26, (1-day SOFR Index + 0.790%)(a)(b)	12,500	12,569,975
		199,998,832
Mining — 0.2%
Glencore Funding LLC, 5.90%, 04/04/27, (1-day SOFR Index + 1.060%)(a)(b)(c)	12,500	12,519,607
Multi-National — 4.1%
European Investment Bank, 6.08%, 05/21/28, (1-day SOFR Index + 1.000%)(a)(b)(c)	32,200	32,960,711
Inter-American Development Bank
5.20%, 03/20/28, (1-day SOFR Index + 0.270%)(a)(b)	59,150	59,062,289
5.22%, 10/05/28, (1-day SOFR Index + 0.350%)(a)(b)	45,060	45,132,530
International Bank for Reconstruction & Development
5.14%, 01/24/29, (1-day SOFR Index + 0.300%)(a)(b)	71,000	70,941,370
5.21%, 01/12/27, (1-day SOFR Index + 0.370%)(a)(b)	92,280	92,555,315
		300,652,215
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.58%, 02/20/26, (1-day SOFR + 0.490%)(a)(b)	18,250	18,282,197
85
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 0.6%
Public Storage Operating Co.
5.43%, 07/25/25, (1-day SOFR Index + 0.600%)(a)(b)	$19,129	$19,169,879
5.54%, 04/16/27, (1-day SOFR Index + 0.700%)(a)(b)	25,463	25,574,077
		44,743,956
Savings & Loans — 0.2%
Nationwide Building Society, 6.39%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)(c)	12,658	12,738,861
Telecommunications — 0.4%
Verizon Communications Inc., 5.66%, 03/20/26, (1-day SOFR Index + 0.790%)(a)(b)	26,173	26,277,084
Total Corporate Bonds & Notes — 75.9% (Cost: $5,534,304,977)		5,557,185,797
Foreign Government Obligations(e)
Canada — 1.4%
CPPIB Capital Inc.
6.11%, 04/04/25, (1-day SOFR Index + 1.250%)(a)(b)(c)	45,200	45,410,274
6.26%, 03/11/26, (1-day SOFR + 1.250%)(a)(b)(c)	24,150	24,460,451
PSP Capital Inc., 5.31%, 03/03/25, (1-day SOFR Index + 0.240%)(b)(c)	30,685	30,693,771
		100,564,496
Netherlands — 0.0%
BNG Bank NV, 6.17%, 08/05/26, (1-day SOFR Index + 1.000%)(a)(b)(c)	1,700	1,719,886
Norway — 0.9%
Kommunalbanken AS, 5.96%, 06/17/26, (1-day SOFR Index + 1.000%)(a)(b)(c)	61,370	62,032,616
South Korea — 0.1%
Export-Import Bank of Korea, 5.83%, 09/11/29, (1-day SOFR + 0.820%)(b)	9,600	9,664,536
Korea Development Bank (The), 5.54%, 10/23/26, (1-day SOFR + 0.700%)(b)	200	200,821
Korea National Oil Corp., 6.22%, 11/14/26, (1-day SOFR + 1.080%)(b)(d)	550	554,284
		10,419,641
Supranational — 19.7%
Asian Development Bank
5.23%, 06/20/28, (1-day SOFR Index + 0.300%)(a)(b)	20,300	20,299,246
5.86%, 04/06/27, (1-day SOFR Index + 1.000%)(b)	39,588	40,275,025
5.97%, 06/16/26, (1-day SOFR Index + 1.000%)(a)(b)	51,170	51,808,230
6.09%, 08/27/26, (1-day SOFR Index + 1.000%)(a)(b)	41,265	41,835,387
Asian Infrastructure Investment Bank (The)
5.06%, 04/15/26, (1-day SOFR + 0.220%)(a)(b)(c)	2,500	2,498,733
5.76%, 08/16/27, (1-day SOFR Index + 0.620%)(b)(c)	13,450	13,564,103
European Bank for Reconstruction & Development
5.03%, 04/14/26, (1-day SOFR Index + 0.190%)(a)(b)	92,705	92,667,518
Security	Par (000)	Value
Supranational (continued)
5.40%, 02/16/29, (1-day SOFR Index + 0.300%)(a)(b)	$55,375	$55,298,176
5.45%, 02/20/28, (1-day SOFR Index + 0.330%)(a)(b)	62,500	62,562,177
European Investment Bank
5.46%, 08/14/29, (1-day SOFR Index + 0.320%)(b)	50,000	50,021,849
5.84%, 01/21/26, (1-day SOFR Index + 1.000%)(b)(c)	56,260	56,809,018
Inter-American Development Bank
5.12%, 04/12/27, (1-day SOFR Index + 0.280%)(b)	60,398	60,423,040
5.14%, 09/16/26, (1-day SOFR Index + 0.170%)(a)(b)	72,692	72,654,868
5.21%, 10/04/27, (1-day SOFR Index + 0.350%)(a)(b)	54,470	54,612,180
5.35%, 02/10/26, (1-day SOFR Index + 0.200%)(a)(b)	60,264	60,249,774
5.42%, 02/04/25, (1-day SOFR Index + 0.250%)(b)	24,465	24,471,326
5.44%, 02/15/29, (1-day SOFR Index + 0.300%)(a)(b)	59,479	59,414,063
5.55%, 08/01/29, (1-day SOFR Index + 0.370%)(a)(b)	31,000	31,024,917
International Bank for Reconstruction & Development
5.15%, 06/15/26, (1-day SOFR Index + 0.180%)(a)(b)	40,590	40,581,628
5.21%, 09/23/26, (1-day SOFR Index + 0.310%)(a)(b)	79,095	79,272,172
5.24%, 06/15/27, (1-day SOFR Index + 0.270%)(b)	46,000	46,033,755
5.26%, 09/18/25, (1-day SOFR Index + 0.310%)(b)	69,320	69,417,219
5.40%, 11/22/28, (1-day SOFR Index + 0.290%)(a)(b)	65,600	65,513,583
5.44%, 05/15/28, (1-day SOFR Index + 0.300%)(a)(b)	59,860	59,869,356
5.56%, 08/19/27, (1-day SOFR Index + 0.430%)(a)(b)	100,133	100,610,397
International Finance Corp.
5.25%, 03/16/26, (1-day SOFR Index + 0.280%)(b)	35,820	35,875,137
5.39%, 08/28/28, (1-day SOFR Index + 0.310%)(b)	45,620	45,625,427
Nordic Investment Bank
5.15%, 10/04/27, (1-day SOFR Index + 0.290%)(b)(c)	1,201	1,201,336
6.15%, 05/12/26, (1-day SOFR Index + 1.000%)(b)	46,185	46,731,987
		1,441,221,627
Schedule of Investments
86

Schedule of Investments (continued)
October 31, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden — 0.8%
Svensk Exportkredit AB
1.00%, 05/05/27, (1-day SOFR + 1.000%)(b)	$10,000	$10,156,671
6.17%, 08/03/26, (1-day SOFR Index + 1.000%)(b)	49,630	50,166,909
		60,323,580
Total Foreign Government Obligations — 22.9% (Cost: $1,675,586,593)		1,676,281,846
Total Long-Term Investments — 98.8% (Cost: $7,209,891,570)		7,233,467,643
	Shares
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	407,512,918	407,798,177
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	55,930,000	55,930,000
Total Short-Term Securities — 6.3% (Cost: $463,492,984)		463,728,177
Total Investments — 105.1% (Cost: $7,673,384,554)		7,697,195,820
Liabilities in Excess of Other Assets — (5.1)%		(373,080,772)
Net Assets — 100.0%		$7,324,115,048

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$266,715,316	$140,955,810 (a)	$—	$(1,931)	$128,982	$407,798,177	407,512,918	$1,579,451 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	111,310,000	—	(55,380,000)(a)	—	—	55,930,000	55,930,000	2,273,848	—
				$(1,931)	$128,982	$463,728,177		$3,853,299	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

87
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Floating Rate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,557,185,797	$—	$5,557,185,797
Foreign Government Obligations	—	1,676,281,846	—	1,676,281,846
Short-Term Securities
Money Market Funds	463,728,177	—	—	463,728,177
	$463,728,177	$7,233,467,643	$—	$7,697,195,820
See notes to financial statements.
Schedule of Investments
88

Schedule of Investments
October 31, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.8%
MTR Corp. CI Ltd., 2.50%, 11/02/26(a)	$1,100	$1,060,407
Norinchukin Bank (The), 1.28%, 09/22/26(b)	780	727,985
Principal Life Global Funding II, 1.25%, 08/16/26(b)(c)	930	876,134
WP Carey Inc., 2.45%, 02/01/32(c)	596	496,716
		3,161,242
Brazil — 0.5%
Suzano Austria GmbH, 5.75%, 07/14/26(a)	830	838,582
Suzano International Finance BV, 5.50%, 01/17/27(c)	1,122	1,130,344
		1,968,926
Canada — 1.7%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51(b)(c)	540	382,913
Brookfield Finance Inc., 2.72%, 04/15/31	773	675,652
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25(c)	930	898,235
Manulife Financial Corp., 3.70%, 03/16/32	1,175	1,086,661
Royal Bank of Canada, 1.15%, 07/14/26	1,200	1,134,769
Southern Power Co., 0.90%, 01/15/26	672	641,306
Toronto-Dominion Bank (The)
1.25%, 12/13/24	855	851,179
5.26%, 12/11/26	815	825,464
		6,496,179
Chile — 0.4%
Colbun SA, 3.15%, 01/19/32(a)	940	809,865
Inversiones CMPC SA, 4.38%, 04/04/27(a)(c)	780	767,093
		1,576,958
China — 5.9%
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(a)	1,200	1,188,210
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	400	384,150
2.00%, 01/18/27(a)	600	569,026
Amipeace Ltd., 1.75%, 11/09/26(a)	700	661,360
Baidu Inc., 2.38%, 08/23/31(c)	1,105	946,914
Bank of China Ltd./Johannesburg, 1.88%, 02/16/25(a)	600	594,523
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	1,200	1,143,853
Bank of China Ltd./Paris, 4.75%, 11/23/25(a)	600	598,234
Bank of China Ltd./Singapore, 3.25%, 04/28/25(a)	700	694,126
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(a)	200	200,975
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(a)	1,400	1,362,239
5.00%, 11/30/26(a)	800	805,904
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	1,400	1,386,534
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(a)	800	798,384
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	1,400	1,356,246
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(a)	500	469,837
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(a)	400	396,103
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	1,800	1,698,128
2.95%, 06/01/25(a)	2,300	2,272,984
5.38%, 10/25/26(a)	1,400	1,418,736
Security	Par (000)	Value
China (continued)
Industrial Bank Co. Ltd./Hong Kong, 3.25%, 05/18/25(a)	$1,000	$991,048
Lenovo Group Ltd., 6.54%, 07/27/32(a)	905	974,823
Shanghai Pudong Development Bank Co. Ltd., 3.25%, 07/14/25(a)	600	592,494
Shanhai Hong Kong International Investments Ltd., 5.00%, 06/16/25(a)	200	196,412
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(a)	620	486,934
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	600	561,708
		22,749,885
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	1,227	1,275,498
France — 1.0%
BNP Paribas SA, 1.68%, 06/30/27, (1-day SOFR + 0.912%)(b)(d)	1,545	1,463,734
Electricite de France SA, 3.63%, 10/13/25(b)	2,290	2,263,715
		3,727,449
Germany — 4.4%
Deutsche Bank AG/New York, 1.69%, 03/19/26	1,270	1,219,499
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	3,202	2,626,346
1.00%, 10/01/26	4,309	4,056,352
1.75%, 09/14/29	3,370	3,008,195
4.38%, 02/28/34(c)	3,340	3,345,521
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(a)	1,200	1,188,701
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	1,700	1,725,660
		17,170,274
Hong Kong — 1.4%
CMB International Leasing Management Ltd., 1.75%, 09/16/26(a)	600	565,640
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(a)	700	584,655
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	1,300	1,236,258
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	700	677,373
MTR Corp. Ltd., 1.63%, 08/19/30(a)	1,860	1,591,207
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	900	863,851
		5,518,984
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(a)	1,100	1,158,611
India — 1.1%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)(c)	890	804,779
3.84%, 12/13/27(a)	800	776,682
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	700	674,042
REC Ltd.
3.88%, 07/07/27(a)	700	677,955
5.63%, 04/11/28(a)	1,200	1,213,675
		4,147,133
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)	730	729,423
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	1,200	1,129,145
		1,858,568
89
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26, (1-year CMT + 2.650%)(b)(c)(d)	$1,550	$1,563,792
Japan — 3.9%
Aozora Bank Ltd.
5.90%, 03/02/26(a)	400	401,611
5.90%, 09/08/26(a)	500	502,770
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	700	670,112
Honda Motor Co. Ltd.
2.27%, 03/10/25(c)	1,605	1,589,467
2.53%, 03/10/27	1,656	1,583,792
2.97%, 03/10/32	1,140	1,011,400
Marubeni Corp., 1.58%, 09/17/26(a)	900	846,612
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(b)	575	487,503
Mizuho Financial Group Inc.
3.26%, 05/22/30, (1-year CMT + 1.250%)(d)	765	712,154
5.78%, 07/06/29, (1-year CMT + 1.650%)(d)	2,225	2,287,552
Norinchukin Bank (The)
4.87%, 09/14/27(b)(c)	775	772,001
5.09%, 10/16/29(b)	300	300,327
5.43%, 03/09/28(b)(c)	760	769,035
Sumitomo Mitsui Financial Group Inc., 2.47%, 01/14/29	805	733,932
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	795	760,419
2.80%, 03/10/27(b)	730	698,497
5.50%, 03/09/28(b)	815	831,459
		14,958,643
Kuwait — 0.2%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(d)	700	717,408
Mexico — 0.2%
Trust Fibra Uno, 7.38%, 02/13/34(a)	855	850,926
Netherlands — 2.6%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.100%)(b)(d)	1,635	1,476,736
Cooperatieve Rabobank UA
1.00%, 09/24/26, (1-year CMT + 0.730%)(b)(d)	1,615	1,558,398
1.11%, 02/24/27, (1-year CMT + 0.550%)(b)(c)(d)	1,475	1,402,781
ING Groep NV
1.40%, 07/01/26, (1-year CMT + 1.100%)(b)(d)	1,735	1,692,006
4.63%, 01/06/26(b)	1,965	1,961,533
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)(c)	2,030	1,974,081
		10,065,535
Portugal — 0.3%
EDP Finance BV, 1.71%, 01/24/28(b)	1,325	1,202,919
Qatar — 0.2%
QNB Finance Ltd., 1.63%, 09/22/25(a)	1,000	969,150
Saudi Arabia — 4.5%
Gaci First Investment Co.
4.75%, 02/14/30(a)	2,700	2,650,120
4.88%, 02/14/35(a)	3,300	3,166,520
5.00%, 10/13/27(a)	2,200	2,199,795
5.13%, 02/14/53(a)	2,700	2,331,276
5.25%, 10/13/32(a)	2,720	2,720,911
5.38%, 10/13/2122(a)	800	686,285
Security	Par (000)	Value
Saudi Arabia (continued)
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	$1,200	$1,166,016
2.41%, 09/17/30(a)	900	784,513
Saudi Electricity Sukuk Programme Co., 4.63%, 04/11/33(a)	1,850	1,819,719
		17,525,155
Singapore — 0.2%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	800	794,045
South Korea — 3.9%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(a)	600	605,766
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(a)	625	626,825
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	1,125	1,072,003
2.50%, 01/24/27(a)	250	237,131
Kia Corp.
1.75%, 10/16/26(a)	350	329,951
2.38%, 02/14/25(a)	550	545,357
2.75%, 02/14/27(a)	730	696,986
Korea Development Bank (The), 0.75%, 01/25/25	1,750	1,732,489
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(d)	780	796,347
LG Chem Ltd., 3.63%, 04/15/29(a)	745	701,706
LG Energy Solution Ltd.
5.38%, 07/02/29(a)	1,485	1,488,860
5.50%, 07/02/34(a)	770	762,550
5.63%, 09/25/26(a)	625	630,415
5.75%, 09/25/28(a)	925	941,621
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(a)(c)	800	749,635
SK Battery America Inc.
2.13%, 01/26/26(a)	1,200	1,147,505
4.88%, 01/23/27(a)	600	600,066
SK On Co. Ltd., 5.38%, 05/11/26(a)	1,400	1,408,175
		15,073,388
Supranational — 0.5%
New Development Bank (The), 5.13%, 04/26/26(a)	1,900	1,898,453
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(b)(c)	1,540	1,451,879
United Arab Emirates — 4.8%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(a)	900	895,531
5.50%, 01/12/29(a)	1,100	1,131,460
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(a)	1,550	1,528,127
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	700	725,000
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	700	693,075
5.50%, 05/16/34(a)	700	722,702
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(a)	800	809,520
DP World Crescent Ltd., 5.50%, 09/13/33(a)	2,400	2,441,542
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	1,100	1,147,915
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(a)	1,000	999,219
5.13%, 10/13/27(a)	1,175	1,188,309
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	800	763,694
4.64%, 05/14/29(a)	1,400	1,385,050
5.00%, 06/01/33(a)	600	601,185
Schedule of Investments
90

Schedule of Investments (continued)
October 31, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29(a)	$700	$698,373
4.88%, 07/25/33(a)	1,200	1,178,571
5.25%, 07/25/34(a)	900	898,840
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	944	796,068
		18,604,181
United States — 36.3%
AES Andes SA, 6.30%, 03/15/29(a)	750	764,130
AES Corp. (The)
1.38%, 01/15/26	1,308	1,252,767
2.45%, 01/15/31(c)	1,608	1,353,618
5.45%, 06/01/28(c)	1,405	1,417,770
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	1,350	1,087,820
2.95%, 03/15/34	1,337	1,118,413
3.80%, 04/15/26	645	635,086
4.75%, 04/15/35	787	753,401
American Homes 4 Rent LP, 5.50%, 02/01/34	1,011	1,015,395
Apple Inc., 3.00%, 06/20/27	1,615	1,564,056
Arizona Public Service Co., 2.65%, 09/15/50	691	412,489
AvalonBay Communities Inc.
1.90%, 12/01/28	935	836,818
2.05%, 01/15/32(c)	1,035	866,586
Avangrid Inc.
3.15%, 12/01/24	925	923,282
3.20%, 04/15/25	1,185	1,174,727
3.80%, 06/01/29(c)	1,170	1,116,737
Boston Properties LP
2.45%, 10/01/33(c)	1,355	1,052,343
2.55%, 04/01/32	1,520	1,238,325
3.40%, 06/21/29	1,870	1,716,361
4.50%, 12/01/28	859	833,099
6.50%, 01/15/34(c)	1,155	1,222,291
6.75%, 12/01/27(c)	1,275	1,329,124
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(c)	1,250	890,937
Series 20A, 3.35%, 04/01/30	960	898,583
Series 20B, 3.95%, 04/01/50	1,555	1,266,566
Dominion Energy Inc., Series C, 2.25%, 08/15/31	1,315	1,106,677
DTE Electric Co.
3.95%, 03/01/49	1,084	875,161
Series A, 1.90%, 04/01/28	924	846,275
Series A, 4.05%, 05/15/48	812	671,235
Series B, 3.25%, 04/01/51	722	509,435
Series B, 3.65%, 03/01/52	615	463,550
Duke Energy Carolinas LLC, 3.95%, 11/15/28	1,023	997,813
Duke Energy Florida LLC, 2.50%, 12/01/29(c)	1,075	969,043
Duke Energy Progress LLC
3.45%, 03/15/29	946	902,926
5.10%, 03/15/34	823	829,031
Equinix Inc.
1.00%, 09/15/25	1,283	1,239,488
1.55%, 03/15/28	1,017	916,896
2.50%, 05/15/31	1,624	1,398,428
3.90%, 04/15/32	1,835	1,712,215
ERP Operating LP
1.85%, 08/01/31	784	650,903
4.15%, 12/01/28(c)	624	612,603
Evergy Kansas Central Inc., 2.55%, 07/01/26(c)	555	536,773
Federal Realty OP LP
1.25%, 02/15/26(c)	717	683,839
Security	Par (000)	Value
United States (continued)
5.38%, 05/01/28	$550	$556,560
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	824	775,188
Ford Motor Co.
3.25%, 02/12/32	4,052	3,393,078
6.10%, 08/19/32(c)	2,758	2,771,994
General Motors Co.
5.40%, 10/15/29(c)	1,480	1,493,224
5.60%, 10/15/32(c)	2,040	2,071,216
Georgia Power Co., 3.25%, 04/01/26	557	546,550
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	1,060	1,054,458
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)(c)	1,580	1,525,933
3.75%, 09/15/30(b)(c)	596	522,898
8.00%, 06/15/27(b)(c)	1,202	1,259,073
Healthpeak OP LLC
1.35%, 02/01/27	913	845,480
2.13%, 12/01/28	760	685,505
Host Hotels & Resorts LP
5.70%, 07/01/34	935	933,867
Series H, 3.38%, 12/15/29	708	647,914
Series I, 3.50%, 09/15/30	1,795	1,624,196
Series J, 2.90%, 12/15/31	435	370,709
Hyundai Capital America, 5.80%, 06/26/25(b)(c)	1,241	1,245,533
Interstate Power & Light Co.
3.50%, 09/30/49	544	393,893
3.60%, 04/01/29	651	620,005
4.10%, 09/26/28	585	570,780
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.330%)(d)	3,230	3,308,987
Kaiser Foundation Hospitals
3.15%, 05/01/27	945	915,348
Series 2021, 2.81%, 06/01/41	1,920	1,402,715
Kilroy Realty LP
2.50%, 11/15/32	605	473,262
2.65%, 11/15/33	817	630,343
4.75%, 12/15/28(c)	625	611,258
Kimco Realty OP LLC, 2.70%, 10/01/30	803	714,330
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	977	819,729
Massachusetts Institute of Technology, 3.96%, 07/01/38(c)	691	638,521
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)(c)	1,290	1,259,138
MidAmerican Energy Co.
2.70%, 08/01/52	765	482,070
3.10%, 05/01/27(c)	587	568,664
3.15%, 04/15/50	908	634,284
3.65%, 04/15/29	1,350	1,296,253
3.65%, 08/01/48	1,085	834,899
3.95%, 08/01/47	760	609,399
4.25%, 07/15/49	1,395	1,179,983
5.30%, 02/01/55	965	948,140
5.35%, 01/15/34(c)	543	557,265
5.85%, 09/15/54	1,710	1,811,786
Nature Conservancy (The), Series A, 3.96%, 03/01/52	532	438,045
New York State Electric & Gas Corp.
5.30%, 08/15/34(b)(c)	200	198,706
5.65%, 08/15/28(b)(c)	530	542,403
5.85%, 08/15/33(b)	657	677,651
91
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28	$2,347	$2,123,992
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	920	783,426
5.78%, 09/16/52(b)	798	803,782
NiSource Inc., 5.00%, 06/15/52	551	505,132
Norinchukin Bank (The), 2.08%, 09/22/31(b)	780	637,069
Northern States Power Co./MN
2.25%, 04/01/31	645	554,851
2.60%, 06/01/51(c)	1,110	688,318
2.90%, 03/01/50	860	574,234
3.20%, 04/01/52	627	438,186
4.50%, 06/01/52	765	672,100
5.40%, 03/15/54	1,085	1,092,482
NSTAR Electric Co.
3.10%, 06/01/51	555	374,443
3.25%, 05/15/29	590	556,377
3.95%, 04/01/30	632	608,873
4.95%, 09/15/52	618	577,077
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	623	590,875
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	1,240	1,184,150
PacifiCorp
2.90%, 06/15/52	1,587	974,156
5.50%, 05/15/54	1,896	1,815,905
Piedmont Operating Partnership LP, 3.15%, 08/15/30	455	389,115
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24	960	960,000
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(c)(d)	2,025	2,023,229
Prologis LP
1.25%, 10/15/30(c)	1,160	953,535
4.63%, 01/15/33	1,172	1,146,952
Prudential Financial Inc., 1.50%, 03/10/26	776	745,008
Public Service Co. of Colorado
3.70%, 06/15/28	714	690,934
4.10%, 06/15/48	570	461,048
5.75%, 05/15/54	1,380	1,430,241
Series 34, 3.20%, 03/01/50	858	590,043
Series 36, 2.70%, 01/15/51	525	324,537
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	695	578,271
Series K, 3.15%, 08/15/51	623	410,600
Puget Sound Energy Inc.
5.45%, 06/01/53	407	402,508
5.69%, 06/15/54	850	870,943
Rexford Industrial Realty LP, 2.15%, 09/01/31	648	534,870
RWE Finance U.S. LLC, 6.25%, 04/16/54(b)	1,560	1,564,009
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(c)	503	324,681
Solar Star Funding LLC, 5.38%, 06/30/35(b)(c)	1,137	1,139,945
Southern Power Co., 4.15%, 12/01/25	915	907,353
Southwestern Electric Power Co., 3.25%, 11/01/51	1,041	689,576
Southwestern Public Service Co.
3.75%, 06/15/49(c)	455	342,054
Series 8, 3.15%, 05/01/50	935	623,424
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,189	1,046,294
Tucson Electric Power Co., 1.50%, 08/01/30(c)	480	398,879
UDR Inc.
1.90%, 03/15/33(c)	624	483,267
3.10%, 11/01/34	459	379,455
Union Electric Co., 2.63%, 03/15/51	855	529,399
Security	Par (000)	Value
United States (continued)
Union Pacific Corp., 4.95%, 09/09/52	$1,031	$980,755
Verizon Communications Inc.
1.50%, 09/18/30(c)	1,555	1,294,333
2.85%, 09/03/41	1,648	1,172,373
3.88%, 02/08/29	1,570	1,518,965
3.88%, 03/01/52	1,640	1,258,514
5.05%, 05/09/33	1,660	1,662,034
5.50%, 02/23/54	1,580	1,570,964
Welltower OP LLC
2.70%, 02/15/27	790	760,477
3.85%, 06/15/32(c)	884	819,362
Wisconsin Electric Power Co., 4.75%, 09/30/32(c)	760	760,384
Wisconsin Power and Light Co.
1.95%, 09/16/31	600	493,323
3.95%, 09/01/32	920	862,259
4.95%, 04/01/33(c)	417	414,401
5.38%, 03/30/34	425	430,783
Wisconsin Public Service Corp., 2.85%, 12/01/51	746	480,559
Xylem Inc./New York
1.95%, 01/30/28(c)	865	797,001
2.25%, 01/30/31	780	673,921
		140,570,254
Total Corporate Bonds & Notes — 76.7% (Cost: $305,503,030)		297,055,435
Foreign Government Obligations(e)
Canada — 0.9%
CDP Financial Inc., 1.00%, 05/26/26(b)	1,800	1,706,975
Export Development Canada, 4.75%, 06/05/34	1,580	1,624,683
		3,331,658
Chile — 1.2%
Chile Government International Bond
2.55%, 01/27/32	2,345	2,009,665
3.50%, 01/25/50(c)	3,675	2,664,274
		4,673,939
Denmark — 0.2%
Kommunekredit, 5.13%, 11/01/27(a)	600	612,880
Hong Kong — 4.4%
Airport Authority
1.75%, 01/12/27(b)	1,620	1,530,148
4.75%, 01/12/28(b)(c)	1,480	1,492,998
Hong Kong Government International Bond
0.63%, 02/02/26(b)	2,335	2,230,684
1.38%, 02/02/31(b)	1,700	1,422,084
1.75%, 11/24/31(a)	1,600	1,349,489
2.38%, 02/02/51(b)	800	517,421
4.00%, 06/07/28(b)	650	645,544
4.00%, 06/07/33(b)(c)	1,450	1,412,999
4.25%, 06/07/26(b)(c)	800	800,000
4.25%, 07/24/27(b)	1,500	1,509,604
4.38%, 01/11/26(b)	30	30,022
4.50%, 01/11/28(b)	1,710	1,722,755
4.63%, 01/11/33(b)	1,500	1,524,306
5.25%, 01/11/53(b)(c)	820	883,219
		17,071,273
Indonesia — 1.1%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)(c)	2,280	1,699,587
Schedule of Investments
92

Schedule of Investments (continued)
October 31, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
4.70%, 06/06/32(a)(c)	$2,500	$2,467,363
5.50%, 07/02/54(a)	230	234,635
		4,401,585
Israel — 0.7%
Israel Government International Bond, 4.50%, 01/17/33(c)	3,075	2,801,610
Japan — 0.6%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	1,335	1,256,201
4.38%, 10/05/27	750	750,118
4.88%, 10/18/28	450	458,549
		2,464,868
Norway — 0.2%
Kommunalbanken AS, 2.13%, 02/11/25(b)	630	625,493
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(a)	1,040	1,027,667
Senegal — 3.8%
European Investment Bank
0.63%, 10/21/27	450	405,849
3.75%, 02/14/33(c)	8,060	7,748,805
4.38%, 10/10/31	6,630	6,664,422
		14,819,076
South Korea — 0.9%
Export-Import Bank of Korea
1.75%, 10/19/28(a)	1,455	1,306,307
2.13%, 01/18/32(c)	1,780	1,489,476
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(a)	800	804,998
		3,600,781
Supranational — 6.2%
Arab Petroleum Investments Corp.
1.48%, 10/06/26(b)(c)	1,140	1,072,051
5.43%, 05/02/29(b)	1,200	1,225,043
Asian Development Bank
1.75%, 08/14/26	985	943,288
2.13%, 03/19/25(c)	748	741,001
2.38%, 08/10/27(c)	929	885,317
3.13%, 09/26/28	1,445	1,391,868
European Bank for Reconstruction & Development, 1.50%, 02/13/25	1,430	1,417,206
European Investment Bank
0.75%, 09/23/30	2,241	1,838,168
1.63%, 10/09/29	1,537	1,362,010
1.63%, 05/13/31(c)	3,520	2,993,335
2.13%, 04/13/26	2,250	2,181,913
2.38%, 05/24/27	2,511	2,402,459
2.88%, 06/13/25(b)	1,200	1,188,714
International Bank for Reconstruction & Development
2.13%, 03/03/25	820	813,150
3.13%, 11/20/25	1,405	1,385,650
International Finance Corp., 2.13%, 04/07/26	2,440	2,365,898
		24,207,071
Security	Par (000)	Value
Sweden — 0.1%
Kommuninvest I Sverige AB, 4.63%, 09/29/28(b)	$200	$203,006
Total Foreign Government Obligations — 20.6% (Cost: $83,046,116)		79,840,907
Municipal Debt Obligations
United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (AGM)	460	395,859
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	500	454,200
University of Michigan RB, 3.50%, 04/01/52	600	466,763
Total Municipal Debt Obligations — 0.4% (Cost: $1,501,712)		1,316,822
Total Long-Term Investments — 97.7% (Cost: $390,050,858)		378,213,164
	Shares
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	34,392,568	34,416,643
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	10,030,000	10,030,000
Total Short-Term Securities — 11.5% (Cost: $44,430,262)		44,446,643
Total Investments — 109.2% (Cost: $434,481,120)		422,659,807
Liabilities in Excess of Other Assets — (9.2)%		(35,479,994)
Net Assets — 100.0%		$387,179,813

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
93
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® USD Green Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,038,190	$10,373,751 (a)	$—	$(1,288)	$5,990	$34,416,643	34,392,568	$144,880 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,700,000	7,330,000 (a)	—	—	—	10,030,000	10,030,000	222,315	—
				$(1,288)	$5,990	$44,446,643		$367,195	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$297,055,435	$—	$297,055,435
Foreign Government Obligations	—	79,840,907	—	79,840,907
Municipal Debt Obligations	—	1,316,822	—	1,316,822
Short-Term Securities
Money Market Funds	44,446,643	—	—	44,446,643
	$44,446,643	$378,213,164	$—	$422,659,807
See notes to financial statements.
Schedule of Investments
94

Statements of Assets and Liabilities
October 31, 2024

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,082,126,587	$1,624,043,367	$359,491,141	$2,203,531,247
Investments, at value—affiliated(c)	163,652,808	142,512,419	61,252,970	34,298,076
Cash	835,405	5,550	246,061	9,266
Foreign currency, at value(d)	—	—	19	—
Receivables:
Investments sold	—	14,039,830	6,719,231	23,385,581
Securities lending income—affiliated	24,749	29,570	15,190	2,311
Capital shares sold	50,310	1,100,735	—	2,978,328
Dividends—affiliated	85,782	17,446	4,496	87,345
Interest—unaffiliated	20,152,789	17,589,658	5,236,581	9,603,177
Total assets	2,266,928,430	1,799,338,575	432,965,689	2,273,895,331
LIABILITIES
Collateral on securities loaned, at value	139,374,187	138,837,693	60,391,289	2,048,562
Payables:
Investments purchased	11,196,467	8,668,201	5,050,803	15,589,743
Capital shares redeemed	—	—	—	56,799
Investment advisory fees	106,971	193,969	78,904	365,652
Total liabilities	150,677,625	147,699,863	65,520,996	18,060,756
Commitments and contingent liabilities
NET ASSETS	$2,116,250,805	$1,651,638,712	$367,444,693	$2,255,834,575
NET ASSETS CONSIST OF
Paid-in capital	$2,146,818,181	$1,766,793,309	$371,168,948	$2,424,202,923
Accumulated loss	(30,567,376)	(115,154,597)	(3,724,255)	(168,368,348)
NET ASSETS	$2,116,250,805	$1,651,638,712	$367,444,693	$2,255,834,575
NET ASSET VALUE
Shares outstanding	42,400,000	34,650,000	7,900,000	26,900,000
Net asset value	$49.91	$47.67	$46.51	$83.86
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,092,169,094	$1,706,778,548	$355,080,587	$2,238,926,047
(b) Securities loaned, at value	$134,761,471	$133,870,306	$58,131,455	$1,962,586
(c) Investments, at cost—affiliated	$163,554,940	$142,442,059	$61,215,786	$34,298,075
(d) Foreign currency, at cost	$—	$—	$18	$—
See notes to financial statements.
95
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2024

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,233,467,643	$378,213,164
Investments, at value—affiliated(c)	463,728,177	44,446,643
Cash	1,562,391	5,402
Foreign currency, at value(d)	—	5,420
Receivables:
Investments sold	4,140,960	605,359
Securities lending income—affiliated	177,366	12,852
Capital shares sold	1,151,449	393,106
Dividends—affiliated	204,087	21,590
Interest—unaffiliated	53,992,913	3,488,573
From custodian	—	199,675
Total assets	7,758,424,986	427,391,784
LIABILITIES
Collateral on securities loaned, at value	407,476,240	34,396,945
Payables:
Investments purchased	25,541,258	5,749,815
Capital shares redeemed	355,434	—
Investment advisory fees	937,006	65,211
Total liabilities	434,309,938	40,211,971
Commitments and contingent liabilities
NET ASSETS	$7,324,115,048	$387,179,813
NET ASSETS CONSIST OF
Paid-in capital	$7,340,434,255	$424,089,600
Accumulated loss	(16,319,207)	(36,909,787)
NET ASSETS	$7,324,115,048	$387,179,813
NET ASSET VALUE
Shares outstanding	143,500,000	8,200,000
Net asset value	$51.04	$47.22
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$7,209,891,570	$390,050,858
(b) Securities loaned, at value	$397,170,630	$33,159,524
(c) Investments, at cost—affiliated	$463,492,984	$44,430,262
(d) Foreign currency, at cost	$—	$5,340
See notes to financial statements.
Statements of Assets and Liabilities
96

Statements of Operations
Year Ended October 31, 2024

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$767,986	$196,315	$73,182	$668,653
Interest—unaffiliated	78,210,540	48,178,331	22,752,480	43,157,443
Securities lending income—affiliated—net	263,571	270,912	190,734	3,006
Other income—unaffiliated	—	—	594	—
Total investment income	79,242,097	48,645,558	23,016,990	43,829,102
EXPENSES
Investment advisory	1,291,712	1,730,190	876,370	3,617,350
Interest expense	757	—	—	—
Total expenses	1,292,469	1,730,190	876,370	3,617,350
Net investment income	77,949,628	46,915,368	22,140,620	40,211,752
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(3,767,276)	(12,504,598)	(3,087,935)	(21,435,527)
Investments—affiliated	14,116	(4,821)	(4,732)	(261)
In-kind redemptions—unaffiliated(a)	(5,052,672)	1,006,096	3,003,177	25,557,956
	(8,805,832)	(11,503,323)	(89,490)	4,122,168
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	99,158,529	84,841,269	20,912,837	279,192,878
Investments—affiliated	19,169	32,690	17,304	(58)
	99,177,698	84,873,959	20,930,141	279,192,820
Net realized and unrealized gain	90,371,866	73,370,636	20,840,651	283,314,988
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,321,494	$120,286,004	$42,981,271	$323,526,740
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
97
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2024

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$2,273,848	$222,315
Interest—unaffiliated	446,168,503	14,483,902
Securities lending income—affiliated—net	1,579,451	144,880
Total investment income	450,021,802	14,851,097
EXPENSES
Investment advisory	11,092,590	703,264
Interest expense	—	9,268
Total expenses	11,092,590	712,532
Net investment income	438,929,212	14,138,565
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,469,439	(4,163,583)
Investments—affiliated	(1,931)	(1,288)
Foreign currency transactions	—	(87)
In-kind redemptions—unaffiliated(a)	4,008,251	—
	5,475,759	(4,164,958)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	28,096,136	24,373,075
Investments—affiliated	128,982	5,990
Foreign currency translations	—	237
	28,225,118	24,379,302
Net realized and unrealized gain	33,700,877	20,214,344
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$472,630,089	$34,352,909
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
98

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$77,949,628	$76,466,320	$46,915,368	$29,714,607
Net realized loss	(8,805,832)	(44,419,001)	(11,503,323)	(24,863,080)
Net change in unrealized appreciation (depreciation)	99,177,698	90,176,483	84,873,959	1,813,320
Net increase in net assets resulting from operations	168,321,494	122,223,802	120,286,004	6,664,847
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(77,435,851)	(77,300,294)	(44,695,860)	(28,936,173)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(211,101,215)	(801,263,483)	654,311,045	170,090,302
NET ASSETS
Total increase (decrease) in net assets	(120,215,572)	(756,339,975)	729,901,189	147,818,976
Beginning of year	2,236,466,377	2,992,806,352	921,737,523	773,918,547
End of year	$2,116,250,805	$2,236,466,377	$1,651,638,712	$921,737,523

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
99
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares BB Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$22,140,620	$17,489,362	$40,211,752	$22,610,900
Net realized gain (loss)	(89,490)	(29,337)	4,122,168	(64,169,747)
Net change in unrealized appreciation (depreciation)	20,930,141	463,257	279,192,820	70,996,244
Net increase in net assets resulting from operations	42,981,271	17,923,282	323,526,740	29,437,397
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,573,434)	(17,628,446)	(43,434,686)	(27,564,389)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	82,310,282	(66,369,031)	649,811,169	(511,786,645)
NET ASSETS
Total increase (decrease) in net assets	103,718,119	(66,074,195)	929,903,223	(509,913,637)
Beginning of year	263,726,574	329,800,769	1,325,931,352	1,835,844,989
End of year	$367,444,693	$263,726,574	$2,255,834,575	$1,325,931,352

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
100

Statements of Changes in Net Assets(continued)

	iShares Floating Rate Bond ETF		iShares USD Green Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$438,929,212	$412,767,037	$14,138,565	$10,797,751
Net realized gain (loss)	5,475,759	(4,442,346)	(4,164,958)	(5,948,490)
Net change in unrealized appreciation (depreciation)	28,225,118	77,638,886	24,379,302	1,549,016
Net increase in net assets resulting from operations	472,630,089	485,963,577	34,352,909	6,398,277
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(442,137,238)	(412,010,948)	(13,841,560)	(10,668,908)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(282,310,163)	(1,675,535,432)	51,716,173	39,376,930
NET ASSETS
Total increase (decrease) in net assets	(251,817,312)	(1,601,582,803)	72,227,522	35,106,299
Beginning of year	7,575,932,360	9,177,515,163	314,952,291	279,845,992
End of year	$7,324,115,048	$7,575,932,360	$387,179,813	$314,952,291

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
101
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$47.89	$47.24	$51.36	$52.01	$51.17
Net investment income(a)	1.78	1.37	0.86	0.80	1.27
Net realized and unrealized gain (loss)(b)	2.01	0.66	(4.09)	(0.57)	0.90
Net increase (decrease) from investment operations	3.79	2.03	(3.23)	0.23	2.17
Distributions(c)
From net investment income	(1.77)	(1.38)	(0.82)	(0.87)	(1.32)
From net realized gain	—	—	(0.07)	(0.01)	(0.01)
Total distributions	(1.77)	(1.38)	(0.89)	(0.88)	(1.33)
Net asset value, end of year	$49.91	$47.89	$47.24	$51.36	$52.01
Total Return(d)
Based on net asset value	8.03%	4.32%	(6.35)%	0.44%	4.31%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	3.62%	2.85%	1.74%	1.54%	2.48%
Supplemental Data
Net assets, end of year (000)	$2,116,251	$2,236,466	$2,992,806	$2,521,896	$2,062,138
Portfolio turnover rate(f)	24%	23%	20%	23%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
102

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$44.10	$44.74	$56.49	$57.46	$54.85
Net investment income(a)	1.93	1.60	1.20	1.10	1.35
Net realized and unrealized gain (loss)(b)	3.51	(0.69)	(11.75)	(0.91)	2.68
Net increase (decrease) from investment operations	5.44	0.91	(10.55)	0.19	4.03
Distributions(c)
From net investment income	(1.87)	(1.55)	(1.20)	(1.13)	(1.42)
From net realized gain	—	—	—	(0.03)	—
Total distributions	(1.87)	(1.55)	(1.20)	(1.16)	(1.42)
Net asset value, end of year	$47.67	$44.10	$44.74	$56.49	$57.46
Total Return(d)
Based on net asset value	12.45%	1.92%	(18.93)%	0.34%	7.44%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.07%	3.43%	2.35%	1.93%	2.37%
Supplemental Data
Net assets, end of year (000)	$1,651,639	$921,738	$773,919	$1,186,345	$1,485,423
Portfolio turnover rate(f)	16%	16%	14%	17%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
103
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 10/06/20(a) to 10/31/20
Net asset value, beginning of period	$43.23	$43.97	$52.01	$49.76	$50.00
Net investment income(b)	2.90	2.78	2.28	1.89	0.12
Net realized and unrealized gain (loss)(c)	3.21	(0.69)	(8.04)	2.25	(0.36)
Net increase (decrease) from investment operations	6.11	2.09	(5.76)	4.14	(0.24)
Distributions(d)
From net investment income	(2.83)	(2.83)	(2.12)	(1.89)	—
From net realized gain	—	—	(0.16)	—	—
Total distributions	(2.83)	(2.83)	(2.28)	(1.89)	—
Net asset value, end of period	$46.51	$43.23	$43.97	$52.01	$49.76
Total Return(e)
Based on net asset value	14.44%	4.75%	(11.30)%	8.39%	(0.48)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%(h)
Total expenses after fees waived	0.25%	0.15%	0.15%	0.15%	0.15%(h)
Net investment income	6.32%	6.25%	4.92%	3.64%	3.36%(h)
Supplemental Data
Net assets, end of period (000)	$367,445	$263,727	$329,801	$93,611	$72,151
Portfolio turnover rate(i)	37%	22%	21%	32%	0%(j)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
104

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$71.10	$70.75	$102.26	$80.71	$59.07
Net investment income(a)	1.75	1.17	1.13	0.75	0.86
Net realized and unrealized gain (loss)(b)	12.94	0.51	(25.49)	24.52	21.90
Net increase (decrease) from investment operations	14.69	1.68	(24.36)	25.27	22.76
Distributions(c)
From net investment income	(1.93)	(1.33)	(1.30)	(0.97)	(1.12)
From net realized gain	—	—	(5.85)	(2.75)	—
Total distributions	(1.93)	(1.33)	(7.15)	(3.72)	(1.12)
Net asset value, end of year	$83.86	$71.10	$70.75	$102.26	$80.71
Total Return(d)
Based on net asset value	20.91%	2.35%	(25.08)%	31.91%	39.02%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.22%	1.61%	1.45%	0.75%	1.24%
Supplemental Data
Net assets, end of year (000)	$2,255,835	$1,325,931	$1,835,845	$1,907,198	$851,507
Portfolio turnover rate(f)	25%	22%	17%	46%	33%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
105
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$50.81	$50.32	$50.74	$50.70	$50.98
Net investment income(a)	3.02	2.68	0.73	0.22	0.83
Net realized and unrealized gain (loss)(b)	0.24	0.48	(0.63)	0.05	(0.24)
Net increase from investment operations	3.26	3.16	0.10	0.27	0.59
Distributions from net investment income(c)	(3.03)	(2.67)	(0.52)	(0.23)	(0.87)
Net asset value, end of year	$51.04	$50.81	$50.32	$50.74	$50.70
Total Return(d)
Based on net asset value	6.61%	6.47%	0.21%	0.52%	1.19%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.20%	0.20%
Net investment income	5.94%	5.30%	1.46%	0.43%	1.64%
Supplemental Data
Net assets, end of year (000)	$7,324,115	$7,575,932	$9,177,515	$7,001,546	$5,592,224
Portfolio turnover rate(f)	37%	37%	39%	38%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
106

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares USD Green Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$44.36	$44.78	$54.46	$55.61	$55.00
Net investment income(a)	1.88	1.63	1.06	0.30	0.49
Net realized and unrealized gain (loss)(b)	2.83	(0.44)	(9.49)	(1.29)	2.10
Net increase (decrease) from investment operations	4.71	1.19	(8.43)	(0.99)	2.59
Distributions(c)
From net investment income	(1.85)	(1.61)	(1.25)	(0.16)	(1.64)
From net realized gain	—	—	—	—	(0.34)
Total distributions	(1.85)	(1.61)	(1.25)	(0.16)	(1.98)
Net asset value, end of year	$47.22	$44.36	$44.78	$54.46	$55.61
Total Return(d)
Based on net asset value	10.74%	2.59%	(15.69)%	(1.82)%	4.89%(e)
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.21%	0.25%	0.25%
Total expenses after fees waived	0.20%	0.16%	0.12%	0.20%	0.20%
Net investment income	4.02%	3.53%	2.13%	0.55%	0.90%
Supplemental Data
Net assets, end of year (000)	$387,180	$314,952	$279,846	$236,907	$133,471
Portfolio turnover rate(g)	21%	20%	94%	24%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
107
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified
USD Green Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Certain Funds' books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Certain Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
108

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
109
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Notes to Financial Statements  (continued)
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$26,013,656	$(26,013,656)	$—	$—
BMO Capital Markets Corp.	1,130,166	(1,130,166)	—	—
BNP Paribas SA	14,441,869	(14,441,869)	—	—
BofA Securities, Inc.	10,321,492	(10,321,492)	—	—
Citadel Clearing LLC	164,303	(164,303)	—	—
Citigroup Global Markets, Inc.	2,554,121	(2,554,121)	—	—
Deutsche Bank Securities, Inc.	3,970,362	(3,970,362)	—	—
Goldman Sachs & Co. LLC	4,966,383	(4,966,383)	—	—
HSBC Securities (USA), Inc.	2,239,715	(2,239,715)	—	—
J.P. Morgan Securities LLC	38,618,214	(38,618,214)	—	—
Jefferies LLC	314,495	(314,495)	—	—
Morgan Stanley	19,509,510	(19,509,510)	—	—
Pershing LLC	4,401,282	(4,401,282)	—	—
RBC Capital Markets LLC	2,531,978	(2,531,978)	—	—
Scotia Capital (USA), Inc.	259,627	(259,627)	—	—
State Street Bank & Trust Co.	2,000,668	(2,000,668)	—	—
UBS Securities LLC	547,319	(547,319)	—	—
Wells Fargo Securities LLC	776,311	(776,311)	—	—
	$134,761,471	$(134,761,471)	$—	$—
Notes to Financial Statements
110

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Aaa - A Rated Corporate Bond
Barclays Bank PLC	$31,740,313	$(31,740,313)	$—	$—
Barclays Capital, Inc.	3,496,912	(3,496,912)	—	—
BMO Capital Markets Corp.	2,831,823	(2,831,823)	—	—
BNP Paribas SA	29,377,818	(29,377,818)	—	—
BofA Securities, Inc.	3,649,890	(3,649,890)	—	—
Citigroup Global Markets, Inc.	1,979,981	(1,979,981)	—	—
Deutsche Bank Securities, Inc.	4,556,693	(4,556,693)	—	—
Goldman Sachs & Co. LLC	3,405,441	(3,405,441)	—	—
HSBC Securities (USA), Inc.	1,588,790	(1,588,790)	—	—
J.P. Morgan Securities LLC	24,443,067	(24,443,067)	—	—
Jefferies LLC	917,310	(917,310)	—	—
Morgan Stanley	9,185,814	(9,185,814)	—	—
Nomura Securities International, Inc.	1,111,782	(1,111,782)	—	—
Pershing LLC	2,092,583	(2,092,583)	—	—
RBC Capital Markets LLC	5,111,426	(5,111,426)	—	—
Scotia Capital (USA), Inc.	991,904	(991,904)	—	—
State Street Bank & Trust Co.	1,957,366	(1,957,366)	—	—
Toronto-Dominion Bank	444,405	(444,405)	—	—
UBS Securities LLC	1,815,772	(1,815,772)	—	—
Wells Fargo Bank N.A.	172,140	(172,140)	—	—
Wells Fargo Securities LLC	2,999,076	(2,999,076)	—	—
	$133,870,306	$(133,870,306)	$—	$—
BB Rated Corporate Bond
Barclays Bank PLC	$8,292,932	$(8,292,932)	$—	$—
Barclays Capital, Inc.	2,451,254	(2,451,254)	—	—
BMO Capital Markets Corp.	1,423,404	(1,423,404)	—	—
BNP Paribas SA	11,445,815	(11,445,815)	—	—
BofA Securities, Inc.	2,130,065	(2,130,065)	—	—
Citadel Clearing LLC	2,002	(2,002)	—	—
Citigroup Global Markets, Inc.	485,455	(485,455)	—	—
J.P. Morgan Securities LLC	11,603,668	(11,603,668)	—	—
Jefferies LLC	933,967	(933,967)	—	—
Nomura Securities International, Inc.	1,243,433	(1,243,433)	—	—
Pershing LLC	459,746	(459,746)	—	—
RBC Capital Markets LLC	3,907,370	(3,907,370)	—	—
Scotia Capital (USA), Inc.	2,812,142	(2,812,142)	—	—
State Street Bank & Trust Co.	7,031,033	(7,031,033)	—	—
TD Securities (USA) LLC	222,690	(222,690)	—	—
Toronto-Dominion Bank	79,195	(79,195)	—	—
UBS Securities LLC	1,297,443	(1,297,443)	—	—
Wells Fargo Bank, National Association	751,760	(751,760)	—	—
Wells Fargo Securities LLC	1,558,081	(1,558,081)	—	—
	$58,131,455	$(58,131,455)	$—	$—
Convertible Bond
BofA Securities, Inc.	$1,885,778	$(1,885,778)	$—	$—
State Street Bank & Trust Co	76,808	(76,808)	—	—
	$1,962,586	$(1,962,586)	$—	$—
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2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Floating Rate Bond
Barclays Bank PLC	$71,072,553	$(71,072,553)	$—	$—
Barclays Capital, Inc.	7,034,209	(7,034,209)	—	—
BMO Capital Markets Corp.	54,332,082	(54,332,082)	—	—
BNP Paribas SA	3,972,919	(3,972,919)	—	—
BofA Securities, Inc.	13,369,521	(13,369,521)	—	—
Citigroup Global Markets, Inc.	59,659,556	(59,659,556)	—	—
Goldman Sachs & Co. LLC	6,820,817	(6,820,817)	—	—
HSBC Securities (USA), Inc.	4,353,535	(4,353,535)	—	—
J.P. Morgan Securities LLC	83,883,734	(83,883,734)	—	—
Jefferies LLC	499,798	(499,798)	—	—
Morgan Stanley	29,374,379	(29,374,379)	—	—
Nomura Securities International, Inc.	42,255,964	(42,255,964)	—	—
Pershing LLC	4,972,193	(4,972,193)	—	—
RBC Capital Markets LLC	9,491,901	(9,491,901)	—	—
Scotia Capital (USA), Inc.	1,002,250	(1,002,250)	—	—
Toronto-Dominion Bank	809,978	(809,978)	—	—
Wells Fargo Securities LLC	4,265,241	(4,265,241)	—	—
	$397,170,630	$(397,170,630)	$—	$—
USD Green Bond
Barclays Capital, Inc.	$8,941,007	$(8,941,007)	$—	$—
BMO Capital Markets Corp.	752,380	(752,380)	—	—
BNP Paribas SA	205,203	(205,203)	—	—
BofA Securities, Inc.	2,743,840	(2,743,840)	—	—
Citigroup Global Markets, Inc.	1,228,846	(1,228,846)	—	—
J.P. Morgan Securities LLC	8,829,569	(8,829,569)	—	—
Jefferies LLC	504,391	(504,391)	—	—
Morgan Stanley	3,962,249	(3,962,249)	—	—
RBC Capital Markets LLC	1,467,814	(1,467,814)	—	—
Toronto-Dominion Bank	502,537	(502,537)	—	—
Wells Fargo Securities LLC	4,021,688	(4,021,688)	—	—
	$33,159,524	$(33,159,524)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year Investment Grade Corporate Bond	0.06%
Aaa - A Rated Corporate Bond	0.15
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15
USD Green Bond	0.20
Notes to Financial Statements
112

Notes to Financial Statements  (continued)
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares USD Green Bond ETF. Effective March 4, 2022, the sub-advisory agreement between BFA and BlackRock (Singapore) Limited was terminated.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares Floating Rate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF and  iShares USD Green Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year Investment Grade Corporate Bond	$96,346
Aaa - A Rated Corporate Bond	94,057
BB Rated Corporate Bond	63,092
Convertible Bond	860
Floating Rate Bond	467,753
USD Green Bond	40,752
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
113
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$497,106,195	$498,165,356
Aaa - A Rated Corporate Bond	188,429,940	188,343,005
BB Rated Corporate Bond	128,491,474	131,586,993
Convertible Bond	454,307,667	448,480,831
Floating Rate Bond	2,892,244,241	2,711,147,408
USD Green Bond	75,369,733	73,464,058
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$338,484,288	$543,841,450
Aaa - A Rated Corporate Bond	777,585,627	138,960,562
BB Rated Corporate Bond	141,500,867	61,315,586
Convertible Bond	885,148,618	259,124,195
Floating Rate Bond	566,589,603	959,604,996
USD Green Bond	45,163,768	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
0-5 Year Investment Grade Corporate Bond	$(5,058,838)	$5,058,838
Aaa - A Rated Corporate Bond	1,002,452	(1,002,452)
BB Rated Corporate Bond	3,001,745	(3,001,745)
Convertible Bond	25,227,799	(25,227,799)
Floating Rate Bond	3,949,143	(3,949,143)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
0-5 Year Investment Grade Corporate Bond
Ordinary income	$77,435,851	$77,300,294
Aaa - A Rated Corporate Bond
Ordinary income	$44,695,860	$28,936,173
BB Rated Corporate Bond
Ordinary income	$21,573,434	$17,628,446
Convertible Bond
Ordinary income	$43,434,686	$27,564,389
Floating Rate Bond
Ordinary income	$442,137,238	$412,010,948
Notes to Financial Statements
114

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
USD Green Bond
Ordinary income	$13,841,560	$10,668,908
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
0-5 Year Investment Grade Corporate Bond	$6,916,619	$(26,371,696)	$(11,112,299)	$(30,567,376)
Aaa - A Rated Corporate Bond	5,516,372	(37,358,230)	(83,312,739)	(115,154,597)
BB Rated Corporate Bond	1,968,441	(9,947,027)	4,254,331	(3,724,255)
Convertible Bond	7,529,852	(133,530,558)	(42,367,642)	(168,368,348)
Floating Rate Bond	35,388,230	(74,842,200)	23,134,763	(16,319,207)
USD Green Bond	1,370,120	(26,193,534)	(12,086,373)	(36,909,787)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments, dividends deemed recognized for tax purposes and the timing and recognition of realized gains/losses for tax purposes.

For the year ended October 31, 2024, the iShares Floating Rate Bond ETF utilized $1,187,285 of its capital loss carryforwards.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$2,256,891,694	$12,910,320	$(24,022,619)	$(11,112,299)
Aaa - A Rated Corporate Bond	1,849,868,525	5,790,390	(89,103,129)	(83,312,739)
BB Rated Corporate Bond	416,489,780	5,694,382	(1,440,051)	4,254,331
Convertible Bond	2,280,196,965	162,073,790	(204,441,432)	(42,367,642)
Floating Rate Bond	7,674,061,057	23,768,733	(633,970)	23,134,763
USD Green Bond	434,746,260	1,990,432	(14,076,885)	(12,086,453)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits
115
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Notes to Financial Statements
116

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	7,100,000	$348,537,894	9,750,000	$468,137,257
Shares redeemed	(11,400,000)	(559,639,109)	(26,400,000)	(1,269,400,740)
	(4,300,000)	$(211,101,215)	(16,650,000)	$(801,263,483)
Aaa - A Rated Corporate Bond
Shares sold	16,800,000	$798,158,384	7,650,000	$359,682,702
Shares redeemed	(3,050,000)	(143,847,339)	(4,050,000)	(189,592,400)
	13,750,000	$654,311,045	3,600,000	$170,090,302
BB Rated Corporate Bond
Shares sold	3,150,000	$144,969,328	2,650,000	$116,402,308
Shares redeemed	(1,350,000)	(62,659,046)	(4,050,000)	(182,771,339)
	1,800,000	$82,310,282	(1,400,000)	$(66,369,031)
Convertible Bond
Shares sold	11,600,000	$912,566,445	6,050,000	$451,742,482
Shares redeemed	(3,350,000)	(262,755,276)	(13,350,000)	(963,529,127)
	8,250,000	$649,811,169	(7,300,000)	$(511,786,645)
Floating Rate Bond
Shares sold	13,700,000	$697,112,873	16,000,000	$809,394,429
Shares redeemed	(19,300,000)	(979,423,036)	(49,300,000)	(2,484,929,861)
	(5,600,000)	$(282,310,163)	(33,300,000)	$(1,675,535,432)
USD Green Bond
Shares sold	1,100,000	$51,716,173	850,000	$39,376,930
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
117
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
118

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares 0-5 Year Investment Grade Corporate Bond ETF
iShares Aaa - A Rated Corporate Bond ETF
iShares BB Rated Corporate Bond ETF
iShares Convertible Bond ETF
iShares Floating Rate Bond ETF
iShares USD Green Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
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Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2024:
iShares ETF	Qualified Dividend Income
Convertible Bond	$3,393,048
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned for the fiscal year ended October 31, 2024:
iShares ETF	Foreign Source Income Earned
Floating Rate Bond	$187,781,082
USD Green Bond	8,242,612
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
0-5 Year Investment Grade Corporate Bond	$2,749
Aaa - A Rated Corporate Bond	31,032
BB Rated Corporate Bond	11,568
Convertible Bond	97,645
Floating Rate Bond	350,164
USD Green Bond	33,320
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Convertible Bond	7.78%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
0-5 Year Investment Grade Corporate Bond	$77,463,340
Aaa - A Rated Corporate Bond	46,802,644
BB Rated Corporate Bond	22,048,825
Convertible Bond	41,380,090
Floating Rate Bond	436,501,858
USD Green Bond	14,011,829
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
0-5 Year Investment Grade Corporate Bond	$63,488,624
Aaa - A Rated Corporate Bond	38,809,737
BB Rated Corporate Bond	18,561,008
Convertible Bond	37,327,571
Floating Rate Bond	260,464,834
USD Green Bond	6,233,137
Important Tax Information
120

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
121
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares 0-5  Year Investment Grade Corporate Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF, iShares Floating Rate Bond ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
122

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
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Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares USD Green Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
124

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
125
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
126

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
127
2024 iShares Annual Financial Statements and Additional Information

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The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares CMBS ETF | CMBS | NYSE Arca
• iShares GNMA Bond ETF | GNMA | NASDAQ
• iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

2

Schedule of Investments
October 31, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 67.4%
Bank
1.72%, 06/15/64	$850	$706,802
2.03%, 06/15/64	800	666,939
2.04%, 02/15/54	1,500	1,256,609
3.20%, 09/15/64(a)	229	185,675
3.30%, 05/15/64	500	396,416
3.35%, 01/15/63(a)	500	412,896
3.46%, 04/15/52	635	598,871
3.71%, 04/15/52	1,000	949,850
3.74%, 02/15/52	600	578,033
3.79%, 04/15/65(a)	500	460,428
3.95%, 08/15/61	1,000	962,145
4.26%, 05/15/61(a)	1,010	984,859
5.20%, 02/15/56	500	503,749
Series 2017, Class A5, 3.44%, 09/15/60	220	211,140
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	475,580
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	134	132,106
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	409,351
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	598	571,347
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	491,908
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	658,164
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	676,910
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	973,186
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	478,581
Series 2018-BN15, Class A3, 4.14%, 11/15/61	490	473,095
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	1,015	993,662
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	246,563
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,615,481
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	909,907
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	817,799
Series 2019-BN21, Class A4, 2.60%, 10/17/52	970	876,921
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	450,420
Series 2020-BN25, Class A3, 2.39%, 01/15/63	307	291,155
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	201,009
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	419,802
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	412,693
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	218,064
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	934,394
Series 2021-BN34, Class A5, 2.44%, 06/15/63	244	201,496
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	397,060
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	864,268
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	637,538
Series2017-BNK4, Class A4, 3.63%, 05/15/50	1,000	964,784
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	800	777,489
Series 2016-UB10, Class B, 3.79%, 07/15/49	250	238,052
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	970,651
Bank5
5.70%, 02/15/29	944	965,170
5.77%, 06/15/57	1,910	1,960,363
5.78%, 04/15/56	175	178,223
5.79%, 06/15/57	1,000	1,024,078
6.26%, 04/15/56(a)	2,500	2,585,171
6.26%, 09/15/56	550	568,632
6.42%, 08/15/57(a)	160	161,857
6.66%, 07/15/56(a)	1,500	1,579,108
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Bank5 Trust
6.97%, 05/15/57(a)	$860	$899,781
6.97%, 05/15/57(a)	360	372,842
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52	1,000	912,942
Series 2019-C5, 2.81%, 11/15/52	1,000	911,023
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	915,716
BBCMS Mortgage Trust
2.39%, 02/15/53	2,000	1,756,593
2.69%, 11/15/54	870	748,914
2.95%, 02/15/55(a)	1,500	1,300,985
5.40%, 09/15/57	1,000	1,022,188
5.44%, 12/15/55(a)	2,000	2,050,420
5.45%, 09/15/55(a)	847	781,369
5.58%, 07/15/56	1,000	1,034,085
5.63%, 09/15/57	300	302,684
5.71%, 12/15/55(a)	1,000	1,041,401
5.72%, 02/15/57	1,000	997,858
5.75%, 11/15/57(a)	500	514,975
5.83%, 05/15/57	2,000	2,109,398
5.87%, 02/15/57	1,630	1,684,903
5.89%, 09/15/57	1,250	1,273,430
5.95%, 03/15/57	560	578,407
5.97%, 07/15/56(a)	1,000	1,037,210
6.00%, 09/15/56(a)	500	530,951
6.13%, 11/15/57	900	926,968
6.15%, 12/15/55, (1-day SOFR + 2.127%)(a)	400	421,738
6.30%, 09/15/56(a)	2,000	2,111,645
6.33%, 04/15/56(a)	250	255,500
6.80%, 11/15/56(a)	1,000	1,121,712
7.45%, 12/15/56(a)	1,000	1,076,363
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,000	975,574
Series 2018-C2, Class C, 4.96%, 12/15/51(a)	250	227,859
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,330,153
Series 2020-C7, Class A5, 2.04%, 04/15/53	1,000	853,512
Series 2020-C7, Class AS, 2.44%, 04/15/53	300	248,015
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,000	848,050
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,267,859
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	857,987
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	211,551
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	949,273
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	500	433,854
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	414,336
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	789,556
Series 2021-C10, Class C, 2.84%, 07/15/54	500	397,698
Benchmark Mortgage Trust
2.58%, 03/15/54	1,000	848,832
3.12%, 08/15/52	660	604,084
3.18%, 02/15/53(a)	443	370,431
3.20%, 01/15/55(a)	500	388,935
3.46%, 03/15/55	1,000	893,469
3.94%, 07/15/51	1,825	1,756,330
5.60%, 08/15/57	1,300	1,326,006
5.81%, 01/10/57	45	46,218
6.23%, 05/15/56(a)	1,000	1,043,184
6.95%, 07/15/57(a)	1,000	1,046,448
6.95%, 07/15/57(a)	1,000	1,034,554
7.10%, 07/15/56(a)	1,000	1,052,257
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	1,000	941,667
Series 2018-B2, Class C, 4.31%, 02/15/51(a)	500	434,822
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-B3, Class A4, 3.76%, 04/10/51	$696	$675,770
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	351	345,659
Series 2018-B4, Class C, 4.52%, 07/15/51(a)	400	358,010
Series 2018-B5, Class B, 4.57%, 07/15/51	500	459,986
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	1,500	1,463,537
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	758	698,025
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	966,860
Series 2019-B10, Class A3, 3.46%, 03/15/62	792	746,177
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	552,626
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	443,405
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	411,404
Series 2019-B9, Class A4, 3.75%, 03/15/52	1,000	953,877
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	210,698
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	887,331
Series 2020-B16, Class AM, 2.94%, 02/15/53(a)	1,000	869,280
Series 2020-B17, Class C, 3.37%, 03/15/53(a)	250	184,417
Series 2020-B20, Class B, 2.53%, 10/15/53	500	377,259
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	411,222
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	626,011
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	397,574
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	853,649
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	841,735
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	406,769
Series 2021-B27, Class A2, 2.02%, 07/15/54	1,000	950,654
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	833,271
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	398,112
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	701,496
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,347,586
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,024,282
Serise 2020-B17, Class A2, 2.21%, 03/15/53	1,000	944,512
Serise 2020-B17, Class A5, 2.29%, 03/15/53	1,500	1,286,344
BMO Mortgage Trust
5.31%, 09/15/54	1,000	1,009,127
5.74%, 02/15/57	2,000	2,045,453
5.76%, 07/15/57	1,000	1,045,270
5.77%, 06/15/56	1,750	1,826,028
5.86%, 02/15/57	1,870	1,927,167
6.14%, 03/15/57(a)	230	238,123
6.23%, 03/15/57(a)	120	115,862
6.29%, 02/15/57(a)	1,000	1,031,859
6.36%, 02/15/57(a)	252	261,528
7.05%, 11/15/56(a)	1,000	1,071,847
Cantor Commercial Real Estate Lending, 3.01%, 01/15/53	1,000	898,756
CD Mortgage Trust
3.91%, 11/13/50(a)	500	463,810
Series 2017-CD3, Class A4, 3.63%, 02/10/50	1,730	1,624,711
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	656,383
Series 2017-CD4, Class A4, 3.51%, 05/10/50(a)	1,000	943,261
Series 2017-CD5, Class A4, 3.43%, 08/15/50	750	719,597
Series 2018-CD7, Class ASB, 4.21%, 08/15/51	417	411,393
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	893,760
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	493,315
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	698,321
Citigroup Commercial Mortgage Trust
2.94%, 05/10/49	1,988	1,933,832
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	94	93,218
Series 2015-P1, Class A5, 3.72%, 09/15/48	356	352,014
Series 2016-P3, Class A4, 3.33%, 04/15/49	75	72,958
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	792,529
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-P8, Class A3, 3.20%, 09/15/50	$1,885	$1,809,901
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	581,408
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	972,105
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,149,462
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	910,504
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	653,270
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	662,091
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	888,517
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	421,323
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	192,287
Commission Mortgage Trust
Series 2015-CR24, Class A4, 3.43%, 08/10/48	872	865,036
Series 2015-CR25, Class B, 4.52%, 08/10/48(a)	300	297,449
Series 2016-DC2, Class A4, 3.50%, 02/10/49	324	319,739
Series 2016-DC2, Class C, 4.66%, 02/10/49(a)	250	244,739
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	697,715
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	708,527
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	901,345
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,318	1,154,102
3.92%, 01/15/49(a)	300	283,817
4.05%, 03/15/52	1,550	1,487,717
Series 2015-C4, Class D, 3.55%, 11/15/48(a)	250	233,016
Series 2016-C5, Class C, 4.63%, 11/15/48(a)	750	715,576
Series 2016-C6, Class C, 4.92%, 01/15/49(a)	350	323,441
Series 2016-C7, Class A4, 3.21%, 11/15/49	193	189,015
Series 2016-C7, Class A5, 3.50%, 11/15/49	115	111,438
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	942,133
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	945,571
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	971,987
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,395	1,338,950
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	920,967
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	477,175
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,296,810
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,337,373
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,047,739
1.55%, 01/25/27	1,100	1,035,828
2.05%, 11/25/28(a)	1,000	909,106
2.24%, 10/25/31(a)	1,000	857,973
2.35%, 11/25/31(a)	1,110	956,652
2.35%, 03/25/32	2,000	1,713,237
3.53%, 08/25/32	1,000	925,182
3.53%, 09/25/32	2,000	1,838,512
3.60%, 02/25/28	2,750	2,664,572
3.70%, 05/25/30	895	872,544
3.78%, 01/25/32	986	947,745
3.78%, 11/25/32(a)	2,000	1,878,853
3.80%, 10/25/32(a)	1,000	940,832
3.82%, 12/25/32(a)	2,000	1,883,026
3.90%, 04/25/28	2,000	1,953,521
3.92%, 09/25/28(a)	2,000	1,950,513
4.05%, 07/25/33	1,500	1,430,831
4.20%, 05/25/33	1,500	1,447,491
4.22%, 04/25/30	2,000	1,951,736
4.25%, 04/25/33	2,000	1,937,613
4.25%, 04/25/33	1,500	1,445,177
4.28%, 07/25/30	2,000	1,964,081
4.35%, 01/25/33(a)	3,500	3,416,870
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.41%, 03/25/30	$1,000	$989,622
4.43%, 02/25/33(a)	1,000	981,647
4.50%, 08/25/33(a)	500	492,471
4.57%, 12/25/28	1,000	998,004
4.65%, 08/25/28(a)	3,000	3,004,014
4.74%, 08/25/28(a)	1,000	1,004,081
4.82%, 06/25/28	1,000	1,006,660
4.94%, 11/25/30(a)	1,000	1,013,433
5.00%, 11/25/28	2,800	2,837,220
5.00%, 03/25/34(a)	4,000	4,077,556
5.00%, 05/25/34	3,000	3,060,327
5.36%, 01/25/29(a)	500	513,175
Federal National Mortgage Association
1.71%, 11/25/31(a)	924	828,900
1.94%, 12/25/31(a)	1,000	835,490
2.35%, 02/25/31	948	851,563
2.59%, 06/25/32(a)	1,000	868,565
3.77%, 09/25/32(a)	1,100	1,034,900
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	408,959
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,691	1,642,897
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	700	673,683
Series 2017-M14, Class A2, 2.81%, 11/25/27(a)	1,341	1,279,046
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	403	390,703
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,149	1,074,716
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,646	1,490,000
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,025	982,703
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,297,973
Series 2020-M14, Class A2, 1.78%, 05/25/30	968	840,711
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	215,594
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	886,822
Series 2020-M8, Class A2, 1.82%, 02/25/30	96	84,334
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,658,605
Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	2,500	2,076,951
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,642,023
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,603,015
Series2019-M6, Class A2, 3.45%, 01/01/29	394	380,434
Federal National Mortgage Association-ACES, 4.18%, 07/25/28(a)	956	942,507
GS Mortgage Securities Trust
2.79%, 05/10/49	1,657	1,609,823
2.79%, 11/10/52	250	226,852
3.89%, 07/10/51	675	643,846
4.32%, 11/10/50(a)	900	780,548
Series 2015-GC32, Class A3, 3.50%, 07/10/48	489	485,991
Series 2016-GS3, Class A4, 2.85%, 10/10/49	2,530	2,428,648
Series 2016-GS4, Class A4, 3.44%, 11/10/49(a)	39	37,843
Series 2017-GS7, Class A3, 3.17%, 08/10/50	1,000	948,491
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	456,284
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	716,603
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,039,207
Series 2019-GSA1, Class C, 3.80%, 11/10/52(a)	500	428,291
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	699,409
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49	901	887,555
Series 2016-JP3, Class AS, 3.14%, 08/15/49	1,000	907,882
Series 2016-JP3, Class B, 3.40%, 08/15/49(a)	108	92,921
Series 2016-JP4, Class A4, 3.65%, 12/15/49, (1-day SOFR + 2.127%)(a)	1,090	1,055,132
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A3, 2.91%, 10/15/48	223	222,588
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2015-C29, Class ASB, 3.30%, 05/15/48	$10	$9,982
Series 2015-C30, Class AS, 4.23%, 07/15/48(a)	635	616,387
Series 2016-C1, Class A5, 3.58%, 03/17/49	822	806,940
Series 2016-C1, Class B, 4.70%, 03/17/49(a)	450	440,342
Series 2016-C1, Class C, 4.70%, 03/17/49(a)	400	372,088
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	1,300	1,243,697
Series 2017-JP5, Class ASB, 3.55%, 03/15/50	67	65,668
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	283,774
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	369,647
Series 2019-COR5, Class A2, 3.15%, 06/13/52	222	220,614
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 06/15/49(a)	750	639,023
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,065,498
Series 2018-C8, Class A3, 3.94%, 06/15/51	508	490,839
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	831,099
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	437,671
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	623	602,409
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	497,290
Series 2015-C22, Class C, 4.20%, 04/15/48(a)	250	216,271
Series 2015-C23, Class A3, 3.45%, 07/15/50	717	710,102
Series 2015-C24, Class A3, 3.48%, 05/15/48	300	297,354
Series 2015-C25, Class ASB, 3.38%, 10/15/48	85	84,501
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,000	978,508
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	479,076
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,400	1,358,487
Series 2016-C32, Class ASB, 3.51%, 12/15/49	146	143,518
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,062,201
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	955,958
Morgan Stanley Capital I Trust
3.13%, 11/15/52	2,000	1,831,995
4.85%, 07/15/51(a)	400	372,476
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	250	244,687
Series 2016-UB11, Class A4, 2.78%, 08/15/49	1,275	1,220,763
Series 2016-UB12, Class A3, 3.34%, 12/15/49	983	952,484
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	964,634
Series 2018-H3, Class A4, 3.91%, 07/15/51	500	482,295
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	921,000
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	954,579
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	443,532
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	131,876
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	1,460	1,332,948
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	849,770
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	730	762,516
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,508,541
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,080	1,037,942
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	470,971
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	957,960
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,277,343
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	689,064
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,592	1,480,728
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	900,655
Wells Fargo Commercial Mortgage Trust
2.65%, 08/15/49	1,000	955,789
3.31%, 11/15/54	500	397,643
4.00%, 04/15/55(a)	1,000	929,988
4.15%, 03/15/51(a)	1,000	957,202
4.15%, 08/15/51	623	600,762
4.55%, 03/15/52	500	465,446
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2015-C30, Class ASB, 3.41%, 09/15/58	$40	$39,342
Series 2016-C33, Class A4, 3.43%, 03/15/59	1,000	978,808
Series 2016-C36, Class AS, 3.42%, 11/15/59	705	672,559
Series 2016-LC25, Class B, 4.33%, 12/15/59(a)	198	192,409
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	471,086
Series 2017-C38, Class A4, 3.19%, 07/15/50	588	564,047
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	961,414
Series 2017-C39, Class A5, 3.42%, 09/15/50	1,000	954,103
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	442,114
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,250	1,204,437
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	336,583
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	479,933
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,250	1,226,297
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,010	984,117
Series 2019-C49, Class A5, 4.02%, 03/15/52	2,750	2,647,093
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	605,516
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	707,687
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	441,092
Series 2020-C56, Class ASB, 2.42%, 06/15/53	500	466,321
Series 2020-C56, Class B, 3.74%, 06/15/53(a)	345	297,153
Series 2020-C56, Class C, 3.74%, 06/15/53(a)	800	660,213
Series 2020-C57, Class A4, 2.12%, 08/15/53	919	789,923
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	857,123
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	425,005
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/47	13	12,497
		307,611,388
Total Collateralized Mortgage Obligations — 67.4% (Cost: $325,255,040)		307,611,388
U.S. Government Agency Obligations
Mortgage-Backed Securities — 31.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	841,720
2.03%, 09/25/28	1,150	1,047,951
2.25%, 01/25/32	165	140,740
2.45%, 04/25/32	1,000	861,423
2.58%, 05/25/32	1,250	1,085,086
2.92%, 06/25/32	650	577,562
3.50%, 07/25/32(a)	1,750	1,616,729
Class A1, 2.55%, 05/25/31	991	914,275
Class A2, 2.25%, 02/25/32	1,500	1,279,690
Series 158, Class A2, 3.90%, 12/25/30(a)	905	868,372
Series K055, Class A2, 2.67%, 03/25/26	499	486,654
Series K056, Class A1, 2.20%, 07/25/25	34	33,484
Series K057, Class A2, 2.57%, 07/25/26	725	703,483
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,477,706
Series K059, Class A2, 3.12%, 09/25/26(a)	2,530	2,466,849
Series K061, Class A2, 3.35%, 11/25/26(a)	1,273	1,244,149
Series K062, Class A2, 3.41%, 12/25/26	1,000	977,441
Series K063, Class A2, 3.43%, 01/25/27(a)	1,345	1,315,123
Series K064, Class A2, 3.22%, 03/25/27	1,325	1,288,108
Series K065, Class A2, 3.24%, 04/25/27	1,285	1,247,224
Series K066, Class A2, 3.12%, 06/25/27	1,000	966,382
Series K067, Class A2, 3.19%, 07/25/27	4,000	3,865,958
Series K068, Class A2, 3.24%, 08/25/27	3,000	2,900,741
Series K070, Class A2, 3.30%, 11/25/27(a)	3,541	3,422,560
Series K073, Class A2, 3.35%, 01/25/28	1,000	965,723
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K075, Class A2, 3.65%, 02/25/28, (1-day SOFR + 2.127%)(a)	$1,000	$973,013
Series K076, Class A1, 3.73%, 12/25/27	670	660,026
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	977,554
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,077,101
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,466,293
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,281,176
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,105,012
Series K085, Class A2, 4.06%, 10/25/28(a)	1,000	980,931
Series K086, Class A2, 3.86%, 11/25/28, (1-day SOFR + 2.127%)(a)	1,725	1,681,559
Series K088, Class A1, 3.48%, 09/25/28	250	244,844
Series K088, Class A2, 3.69%, 01/25/29	1,010	977,488
Series K089, Class A1, 3.34%, 10/25/28	703	684,506
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,575,448
Series K091, Class A2, 3.51%, 03/25/29	1,017	975,771
Series K092, Class A2, 3.30%, 04/25/29	1,010	959,766
Series K094, Class A2, 2.90%, 06/25/29	420	391,710
Series K095, Class A2, 2.79%, 06/25/29	675	626,339
Series K097, Class A1, 2.16%, 05/25/29	866	819,485
Series K098, Class A2, 2.43%, 08/25/29	3,500	3,186,259
Series K100, Class A2, 2.67%, 09/25/29	1,000	918,149
Series K101, Class A2, 2.52%, 10/25/29	250	227,707
Series K102, Class A1, 2.18%, 05/25/29	864	817,673
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,116,120
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,301,107
Series K106, Class A1, 1.78%, 10/25/29	857	795,659
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,105,574
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,083,948
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,848,380
Series K109, Class A2, 1.56%, 04/25/30	3,000	2,570,624
Series K110, Class A1, 1.02%, 09/25/29	928	833,490
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,401,250
Series K111, Class A2, 1.35%, 05/25/30	1,500	1,267,350
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,052,702
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,701,932
Series K117, Class A2, 1.41%, 08/25/30	1,500	1,259,377
Series K118, Class A1, 0.79%, 03/25/30	1,730	1,548,485
Series K118, Class A2, 1.49%, 09/25/30	1,500	1,263,091
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,689,906
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,846,152
Series K123, Class A2, 1.62%, 12/25/30	600	505,855
Series K124, Class A2, 1.66%, 12/25/30	1,300	1,096,467
Series K125, Class A2, 1.85%, 01/25/31	1,000	851,973
Series K126, Class A2, 2.07%, 01/25/31	1,116	965,035
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,505,684
Series K128, Class A2, 2.02%, 03/25/31	1,000	860,255
Series K130, Class A2, 1.72%, 06/25/31	1,450	1,214,947
Series K131, Class A2, 1.85%, 07/25/31	1,000	843,618
Series K132, Class A2, 2.02%, 08/25/31	1,000	847,485
Series K133, Class A2, 2.10%, 09/25/31	1,000	850,485
Series K135, Class A1, 1.61%, 10/25/30	1,158	1,032,129
Series K135, CLASS A2, 2.15%, 10/25/31(a)	1,800	1,535,792
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,464,807
Series K139, Class A2, 2.59%, 01/25/32(a)	750	655,499
Series K142, Class A2, 2.40%, 03/25/32	1,000	860,258
Series K150, 3.71%, 09/25/32, (1-day SOFR + 2.127%)(a)	2,000	1,871,480
Series K1510, Class A2, 3.72%, 01/25/31	880	833,346
Series K1510, Class A3, 3.79%, 01/25/34	500	464,412
Series K-1511, Class A2, 3.47%, 03/25/31	500	465,630
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K-1512, Class A2, 2.99%, 05/25/31	$730	$663,339
Series K-1512, Class A3, 3.06%, 04/25/34	450	392,133
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	860,254
Series K-1516, Class A2, 1.72%, 05/25/35	1,825	1,362,831
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,125,921
Series K-1518, Class A2, 1.86%, 10/25/35	500	376,884
Series K152, Class A1, 2.83%, 05/25/30	985	932,183
Series K152, Class A2, 3.08%, 01/25/31	250	229,379
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	793,990
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	766,824
Series K153, Class A3, 3.12%, 10/25/31(a)	500	454,564
Series K154, Class A3, 3.46%, 11/25/32(a)	345	317,145
Series K155, Class A1, 3.75%, 11/25/29	396	387,978
Series K156, Class A3, 3.70%, 06/25/33(a)	500	464,896
Series K157, Class A2, 3.99%, 05/25/33(a)	826	797,985
Series K159, Class A1, 3.95%, 12/25/29	589	582,784
Series K159, Class A2, 3.95%, 11/25/30(a)	833	803,025
Series K735, Class A2, 2.86%, 05/25/26	483	471,843
Series K737, Class AM, 2.10%, 10/25/26	300	285,939
Series K740, Class A2, 1.47%, 09/25/27	1,400	1,286,034
Series K741, Class A2, 1.60%, 12/25/27	1,120	1,026,639
Series K742, Class A2, 1.76%, 03/25/28	1,000	915,997
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,257,479
Federal National Mortgage Association-ACES
Series 2013-M6, Class 1A2, 3.39%, 02/25/43(a)	128	122,047
Series 2016-M6, Class A2, 2.49%, 05/25/26	234	226,495
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,825	1,765,048
Series 2017, Class A2, 2.96%, 09/25/27(a)	885	852,783
Series 2017-M11, Class A2, 2.98%, 08/25/29	946	886,054
Series 2017-M3, Class A2, 2.46%, 12/25/26(a)	611	587,694
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	651	626,126
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	845	817,405
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,064	1,028,981
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	2,258	2,167,919
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,342	2,258,904
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	74	70,969
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	719	689,017
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-M1, Class A2, 3.54%, 09/25/28(a)	$837	$809,991
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	1,795	1,741,254
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,138	1,070,202
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,334	2,229,225
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,341	2,214,037
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,047	2,871,070
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,250	2,018,588
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,669,235
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	2,000	1,642,952
		144,535,289
Total U.S. Government Agency Obligations — 31.7% (Cost: $156,597,566)		144,535,289
Total Long-Term Investments — 99.1% (Cost: $481,852,606)		452,146,677
	Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)(c)	2,200,000	2,200,000
Total Short-Term Securities — 0.5% (Cost: $2,200,000)		2,200,000
Total Investments — 99.6% (Cost: $484,052,606)		454,346,677
Other Assets Less Liabilities — 0.4%		1,666,016
Net Assets — 100.0%		$456,012,693

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,810,000	$—	$(1,610,000)(a)	$—	$—	$2,200,000	2,200,000	$289,575	$—

(a)	Represents net amount purchased (sold).
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® CMBS ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$307,611,388	$—	$307,611,388
U.S. Government Agency Obligations	—	144,535,289	—	144,535,289
Short-Term Securities
Money Market Funds	2,200,000	—	—	2,200,000
	$2,200,000	$452,146,677	$—	$454,346,677
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
October 31, 2024
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.6%
Government National Mortgage Association
1.50%, 10/20/51	$401	$313,439
2.00%, 07/20/50	35	28,441
2.00%, 08/20/50	711	581,095
2.00%, 09/20/50	6,570	5,371,305
2.00%, 12/20/50	1,284	1,049,023
2.00%, 01/20/51	1,957	1,598,585
2.00%, 02/20/51(a)	18,393	15,031,132
2.00%, 03/20/51	5,957	4,867,930
2.00%, 08/20/51	1,839	1,501,791
2.00%, 12/20/51	13,314	10,870,254
2.00%, 01/20/52	7,290	5,951,208
2.00%, 02/20/52	4,220	3,442,273
2.50%, 01/15/28	2	1,828
2.50%, 02/20/28	3	2,660
2.50%, 01/20/31	60	57,658
2.50%, 07/20/35	1,018	936,696
2.50%, 04/20/43	12	9,962
2.50%, 12/20/46	1,054	907,476
2.50%, 01/20/47	103	88,981
2.50%, 06/20/50	2,852	2,426,802
2.50%, 08/20/50	9,685	8,142,889
2.50%, 09/20/50	3,522	2,959,970
2.50%, 01/20/51	2,979	2,528,703
2.50%, 02/20/51	2,241	1,904,613
2.50%, 05/20/51	8,676	7,362,506
2.50%, 07/20/51	10,184	8,647,381
2.50%, 08/20/51	10,963	9,306,699
2.50%, 09/20/51	5,410	4,592,390
2.50%, 04/20/52	5,536	4,693,268
2.50%, 11/15/54(b)	1,000	847,029
3.00%, 07/15/27	1	1,295
3.00%, 09/15/27	2	2,216
3.00%, 01/20/31	77	74,489
3.00%, 07/20/31	122	117,331
3.00%, 02/20/32	100	96,177
3.00%, 09/15/42	4	3,998
3.00%, 10/15/42	29	25,186
3.00%, 01/20/43	279	250,449
3.00%, 07/15/43	49	43,958
3.00%, 09/20/43	577	516,779
3.00%, 01/15/44	1,612	1,443,521
3.00%, 08/20/44	316	283,151
3.00%, 05/20/45	226	201,661
3.00%, 07/20/45	63	55,970
3.00%, 10/20/45	102	90,513
3.00%, 12/20/45	1,270	1,131,341
3.00%, 01/20/46	409	363,928
3.00%, 02/20/46	425	378,417
3.00%, 03/20/46	1,562	1,385,806
3.00%, 04/20/46	1,037	919,897
3.00%, 05/20/46	1,314	1,165,756
3.00%, 06/20/46	465	412,297
3.00%, 08/20/46	3,051	2,707,713
3.00%, 09/20/46	2,000	1,774,381
3.00%, 12/15/46	121	107,218
3.00%, 12/20/46	352	312,299
3.00%, 02/15/47	143	127,158
3.00%, 02/20/47	398	353,137
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/20/47	$46	$40,890
3.00%, 07/20/47	797	706,209
3.00%, 10/20/47	260	230,677
3.00%, 02/20/48	37	32,474
3.00%, 04/20/49	1,617	1,434,025
3.00%, 07/20/49	329	290,955
3.00%, 09/20/49	26	22,627
3.00%, 10/15/49	665	584,006
3.00%, 11/20/49	996	878,635
3.00%, 01/20/50	915	807,127
3.00%, 04/20/50	7,009	6,178,122
3.00%, 08/20/50	1,416	1,247,024
3.00%, 04/20/51	2,812	2,471,621
3.00%, 10/20/51	1,060	930,843
3.00%, 11/20/51	1,811	1,589,912
3.00%, 02/20/52	3,845	3,374,124
3.00%, 03/20/52	357	309,846
3.00%, 04/20/52	504	437,797
3.00%, 07/20/52	410	360,111
3.00%, 10/20/52	3,130	2,745,793
3.00%, 11/20/54(b)	3,525	3,090,453
3.50%, 02/15/26	0 (c)	420
3.50%, 11/15/26	1	508
3.50%, 02/20/27	2	1,591
3.50%, 01/20/31	26	25,545
3.50%, 07/20/32	70	67,950
3.50%, 09/15/41	3	3,089
3.50%, 06/20/42	2,268	2,098,697
3.50%, 09/15/42	7	6,896
3.50%, 09/20/42	97	89,563
3.50%, 10/15/42	3	2,760
3.50%, 10/20/42	228	211,387
3.50%, 11/15/42	18	16,884
3.50%, 11/20/42	752	695,660
3.50%, 12/20/42	80	73,740
3.50%, 02/20/43	668	616,921
3.50%, 03/15/43	27	25,092
3.50%, 05/15/43	25	23,661
3.50%, 06/15/43	109	100,287
3.50%, 04/20/45	222	203,370
3.50%, 06/20/45	82	74,793
3.50%, 09/20/45	2,434	2,228,417
3.50%, 11/20/45	9	8,116
3.50%, 12/20/45	61	55,850
3.50%, 03/20/46	309	283,165
3.50%, 04/20/46	49	44,628
3.50%, 06/20/46	470	430,254
3.50%, 07/20/46	2,788	2,553,564
3.50%, 11/20/46	8	7,671
3.50%, 12/20/46	117	106,938
3.50%, 01/20/47	42	38,514
3.50%, 02/20/47	103	94,477
3.50%, 03/20/47	210	191,782
3.50%, 04/20/47	903	824,770
3.50%, 08/20/47	411	375,555
3.50%, 10/20/47	314	285,399
3.50%, 12/20/47	514	466,919
3.50%, 01/20/48	14	12,738
3.50%, 04/20/48	88	80,067
3.50%, 05/20/48	272	248,296
3.50%, 09/20/48	29	26,376
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/20/48	$561	$512,032
3.50%, 03/20/49	6,492	5,920,455
3.50%, 09/20/49	173	157,660
3.50%, 10/20/49	211	191,928
3.50%, 04/20/50	3,109	2,827,107
3.50%, 05/20/50	312	283,859
3.50%, 08/20/52	435	392,928
3.50%, 11/20/52	5,097	4,606,911
3.50%, 12/20/52	2,949	2,665,548
3.50%, 11/20/54(b)	2,925	2,643,130
4.00%, 03/20/26	0 (c)	356
4.00%, 07/20/26	0 (c)	331
4.00%, 02/15/41	5	4,902
4.00%, 03/15/41	4	4,110
4.00%, 04/15/41	19	18,010
4.00%, 05/15/41	5	4,621
4.00%, 12/15/41	5	5,009
4.00%, 01/15/42	4	4,238
4.00%, 02/15/42	14	14,124
4.00%, 03/15/42	30	28,099
4.00%, 05/15/42	8	7,431
4.00%, 08/15/42	6	5,574
4.00%, 09/20/42	172	164,761
4.00%, 04/15/44	23	21,515
4.00%, 05/15/44	37	35,013
4.00%, 08/20/44	20	19,153
4.00%, 10/20/44	218	207,140
4.00%, 03/20/45	884	840,635
4.00%, 08/15/45	2,463	2,323,780
4.00%, 08/20/45	346	328,042
4.00%, 09/20/45	5,395	5,119,817
4.00%, 10/20/45	4	4,090
4.00%, 01/20/46	7	6,916
4.00%, 03/20/46	84	79,324
4.00%, 07/20/46	8	7,680
4.00%, 09/20/46	244	229,821
4.00%, 11/20/46	96	90,332
4.00%, 12/15/46	16	14,682
4.00%, 05/20/47	24	22,645
4.00%, 06/20/47	1,371	1,291,744
4.00%, 07/20/47	276	260,522
4.00%, 08/20/47	5	5,023
4.00%, 11/20/47	82	77,468
4.00%, 03/20/48	52	49,344
4.00%, 04/20/48	347	326,433
4.00%, 05/20/48	2,782	2,617,786
4.00%, 06/20/48	1,005	945,598
4.00%, 07/20/48	297	280,262
4.00%, 11/20/48	442	415,612
4.00%, 09/15/49	162	151,788
4.00%, 01/20/50	392	368,833
4.00%, 02/20/50	9	8,087
4.00%, 09/20/52	817	761,414
4.00%, 10/20/52	2,086	1,943,407
4.00%, 12/20/52	523	487,448
4.00%, 06/20/53	2,520	2,348,057
4.00%, 11/15/54(b)	675	628,330
4.50%, 08/15/39	66	64,794
4.50%, 07/15/40	15	14,414
4.50%, 08/15/40	26	25,080
4.50%, 07/20/41	1,223	1,199,737
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/20/45	$161	$157,120
4.50%, 08/20/46	267	260,612
4.50%, 09/20/46	43	41,816
4.50%, 10/20/46	44	43,091
4.50%, 11/20/46	45	43,639
4.50%, 04/20/47	4	4,238
4.50%, 06/20/47	5	5,084
4.50%, 07/20/47	1,827	1,769,604
4.50%, 02/20/48	255	246,237
4.50%, 06/20/48	17	16,099
4.50%, 07/20/48	105	101,532
4.50%, 08/20/48	92	88,548
4.50%, 09/20/48	1,045	1,009,458
4.50%, 10/20/48	738	713,260
4.50%, 12/20/48	773	746,380
4.50%, 01/20/49	521	502,193
4.50%, 03/20/49	13	12,308
4.50%, 06/20/49	503	486,292
4.50%, 08/20/49	153	147,980
4.50%, 10/20/49	110	105,999
4.50%, 01/20/50	593	573,548
4.50%, 08/20/52	397	379,490
4.50%, 10/20/52	1,540	1,472,028
4.50%, 03/20/53	5,806	5,548,399
4.50%, 06/20/53	4,463	4,261,723
4.50%, 07/20/53	1,209	1,154,012
4.50%, 11/20/54(b)	250	238,607
5.00%, 07/15/39	15	15,298
5.00%, 07/20/42	88	88,243
5.00%, 07/20/46	34	34,613
5.00%, 04/20/48	35	35,158
5.00%, 05/20/48	186	183,886
5.00%, 11/20/48	43	42,379
5.00%, 12/20/48	41	40,705
5.00%, 01/20/49	120	118,679
5.00%, 04/20/49	8	7,451
5.00%, 09/20/50	170	169,541
5.00%, 07/20/52	3,587	3,510,765
5.00%, 08/20/52	847	828,557
5.00%, 09/20/52	1,814	1,775,203
5.00%, 12/20/52	3,086	3,020,463
5.00%, 01/20/53	861	842,461
5.00%, 04/20/53	2,933	2,866,282
5.00%, 05/20/53	3,257	3,182,678
5.00%, 06/20/53	1,099	1,074,282
5.00%, 07/20/53	4,324	4,226,370
5.00%, 11/15/54(b)	2,093	2,044,452
5.50%, 10/15/38	10	10,857
5.50%, 07/20/40	147	151,466
5.50%, 12/20/52	2,935	2,923,999
5.50%, 01/20/53	1,211	1,208,169
5.50%, 03/20/53	689	686,687
5.50%, 04/20/53	9,675	9,632,324
5.50%, 05/20/53	446	444,167
5.50%, 06/20/53	177	175,927
5.50%, 11/20/53	2,576	2,564,441
5.50%, 08/20/54	1,287	1,280,240
5.50%, 11/15/54(b)	8,250	8,203,898
6.00%, 09/20/38	14	14,583
6.00%, 02/20/53	268	270,498
6.00%, 09/20/53	3,024	3,050,865
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/20/53	$1,454	$1,466,546
6.00%, 12/20/53	1,267	1,278,545
6.00%, 06/20/54	2,168	2,184,670
6.00%, 07/20/54	2,400	2,418,703
6.00%, 08/20/54	4,697	4,733,833
6.00%, 09/20/54	1,512	1,524,227
6.00%, 11/15/54(b)	4,315	4,346,368
6.50%, 06/20/54	1,351	1,376,105
6.50%, 07/20/54	6,265	6,379,921
6.50%, 08/20/54	4,151	4,227,140
6.50%, 11/15/54(b)	1,810	1,839,108
		311,550,550
Total Long-Term Investments — 99.6% (Cost: $335,069,791)		311,550,550
	Shares
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	24,400,000	24,400,000
Total Short-Term Securities — 7.8% (Cost: $24,400,000)		24,400,000
Total Investments — 107.4% (Cost: $359,469,791)		335,950,550
Liabilities in Excess of Other Assets — (7.4)%		(23,095,522)
Net Assets — 100.0%		$312,855,028

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(b)	Represents or includes a TBA transaction.
(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$38,140,000	$—	$(13,740,000)(a)	$—	$—	$24,400,000	24,400,000	$1,335,841	$—

(a)	Represents net amount purchased (sold).
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® GNMA Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$311,550,550	$—	$311,550,550
Short-Term Securities
Money Market Funds	24,400,000	—	—	24,400,000
	$24,400,000	$311,550,550	$—	$335,950,550
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments
October 31, 2024
iShares® Treasury Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.5%
U.S. Treasury Floating Rate Note
4.69%, 07/31/25, (3-mo. Treasury money market yield + 0.125%)(a)	$1,015,268	$1,014,530,098
4.71%, 04/30/26, (3-mo.Treasury money market yield + 0.150%)(a)	862,494	861,476,976
4.73%, 04/30/25, (3-mo. Treasury money market yield + 0.169%)(a)	722,763	722,579,316
4.73%, 10/31/25, (3-mo. Treasury money market yield + 0.170%)(a)	947,218	946,741,320
4.74%, 07/31/26, (3-mo.Treasury money market yield + 0.182%)(a)	778,090	777,620,531
4.76%, 01/31/25, (3-mo. Treasury money market yield + 0.200%)(a)	724,697	724,672,839
4.77%, 10/31/26, (3-mo.Treasury money market yield + 0.205%)(a)	1,002,174	1,002,029,557
4.81%, 01/31/26, (3-mo. Treasury money market yield + 0.245%)(a)	912,129	912,283,185
		6,961,933,822
Total Long-Term Investments — 99.5% (Cost: $6,966,052,346)		6,961,933,822
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)(c)	136,570,000	$136,570,000
Total Short-Term Securities — 1.9% (Cost: $136,570,000)		136,570,000
Total Investments — 101.4% (Cost: $7,102,622,346)		7,098,503,822
Liabilities in Excess of Other Assets — (1.4)%		(99,646,229)
Net Assets — 100.0%		$6,998,857,593

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$205,190,000	$—	$(68,620,000)(a)	$—	$—	$136,570,000	136,570,000	$1,591,835	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$6,961,933,822	$—	$6,961,933,822
Short-Term Securities
Money Market Funds	136,570,000	—	—	136,570,000
	$136,570,000	$6,961,933,822	$—	$7,098,503,822
See notes to financial statements.
13
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2024

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$452,146,677	$311,550,550	$6,961,933,822
Investments, at value—affiliated(b)	2,200,000	24,400,000	136,570,000
Cash	—	11,026	9,707
Receivables:
Investments sold	5,908,873	—	—
Securities lending income—affiliated	—	—	8
Capital shares sold	—	—	295,561
Dividends—affiliated	7,691	90,512	34,779
Interest—unaffiliated	1,378,344	997,779	976,587
Total assets	461,641,585	337,049,867	7,099,820,464
LIABILITIES
Bank overdraft	1,009,513	—	—
Payables:
Investments purchased	4,520,912	24,169,845	100,073,088
Investment advisory fees	98,467	24,994	889,783
Total liabilities	5,628,892	24,194,839	100,962,871
Commitments and contingent liabilities
NET ASSETS	$456,012,693	$312,855,028	$6,998,857,593
NET ASSETS CONSIST OF
Paid-in capital	$547,549,428	$367,660,075	$6,975,884,539
Accumulated earnings (loss)	(91,536,735)	(54,805,047)	22,973,054
NET ASSETS	$456,012,693	$312,855,028	$6,998,857,593
NET ASSET VALUE
Shares outstanding	9,600,000	7,200,000	138,300,000
Net asset value	$47.50	$43.45	$50.61
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$481,852,606	$335,069,791	$6,966,052,346
(b) Investments, at cost—affiliated	$2,200,000	$24,400,000	$136,570,000
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations
Year Ended October 31, 2024

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$289,575	$1,335,841	$1,297,498
Interest—unaffiliated	14,693,443	12,456,215	438,189,607
Securities lending income—affiliated—net	—	—	294,337
Total investment income	14,983,018	13,792,056	439,781,442
EXPENSES
Investment advisory	1,058,365	340,192	12,258,350
Interest expense	455	—	—
Total expenses	1,058,820	340,192	12,258,350
Less:
Investment advisory fees waived	—	(22,907)	—
Total expenses after fees waived	1,058,820	317,285	12,258,350
Net investment income	13,924,198	13,474,771	427,523,092
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(10,425,994)	(5,953,186)	41,043
In-kind redemptions—unaffiliated(a)	—	—	1,602,644
	(10,425,994)	(5,953,186)	1,643,687
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	34,988,131	24,988,307	(7,731,080)
	34,988,131	24,988,307	(7,731,080)
Net realized and unrealized gain (loss)	24,562,137	19,035,121	(6,087,393)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,486,335	$32,509,892	$421,435,699
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$13,924,198	$14,549,085	$13,474,771	$11,524,189
Net realized loss	(10,425,994)	(34,068,089)	(5,953,186)	(13,871,507)
Net change in unrealized appreciation (depreciation)	34,988,131	32,379,549	24,988,307	3,241,248
Net increase in net assets resulting from operations	38,486,335	12,860,545	32,509,892	893,930
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,665,327)	(14,866,531)	(13,384,461)	(11,052,215)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	48,883,245	(201,514,842)	(22,760,691)	(3,629,066)
NET ASSETS
Total increase (decrease) in net assets	73,704,253	(203,520,828)	(3,635,260)	(13,787,351)
Beginning of year	382,308,440	585,829,268	316,490,288	330,277,639
End of year	$456,012,693	$382,308,440	$312,855,028	$316,490,288

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
16

Statements of Changes in Net Assets(continued)

	iShares Treasury Floating Rate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$427,523,092	$327,849,084
Net realized gain	1,643,687	440,950
Net change in unrealized appreciation (depreciation)	(7,731,080)	4,271,385
Net increase in net assets resulting from operations	421,435,699	332,561,419
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(449,238,525)	(289,268,329)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,819,747,225)	7,020,292,037
NET ASSETS
Total increase (decrease) in net assets	(3,847,550,051)	7,063,585,127
Beginning of year	10,846,407,644	3,782,822,517
End of year	$6,998,857,593	$10,846,407,644

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares CMBS ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$44.45	$45.06	$53.62	$54.88	$53.42
Net investment income(a)	1.54	1.32	1.19	1.23	1.39
Net realized and unrealized gain (loss)(b)	3.03	(0.59)	(8.45)	(1.06)	1.47
Net increase (decrease) from investment operations	4.57	0.73	(7.26)	0.17	2.86
Distributions(c)
From net investment income	(1.52)	(1.34)	(1.18)	(1.22)	(1.40)
From net realized gain	—	—	(0.12)	(0.21)	—
Total distributions	(1.52)	(1.34)	(1.30)	(1.43)	(1.40)
Net asset value, end of year	$47.50	$44.45	$45.06	$53.62	$54.88
Total Return(d)
Based on net asset value	10.38%	1.58%	(13.75)%	0.29%	5.42%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.29%	2.88%	2.39%	2.26%	2.58%
Supplemental Data
Net assets, end of year (000)	$456,013	$382,308	$585,829	$820,386	$491,195
Portfolio turnover rate(f)	33%	19%	21%	13%	26%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$40.84	$42.62	$49.88	$50.93	$50.35
Net investment income(a)	1.72	1.44	0.66	0.04	0.77
Net realized and unrealized gain (loss)(b)	2.63	(1.82)	(7.31)	(0.61)	0.82
Net increase (decrease) from investment operations	4.35	(0.38)	(6.65)	(0.57)	1.59
Distributions(c)
From net investment income	(1.74)	(1.40)	(0.61)	(0.06)	(0.82)
Return of capital	—	—	—	(0.42)	(0.19)
Total distributions	(1.74)	(1.40)	(0.61)	(0.48)	(1.01)
Net asset value, end of year	$43.45	$40.84	$42.62	$49.88	$50.93
Total Return(d)
Based on net asset value	10.75%	(1.05)%	(13.42)%	(1.14)%	3.18%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.15%	0.15%
Total expenses after fees waived	0.09%	0.09%	0.09%	0.13%	0.12%
Net investment income	3.96%	3.30%	1.41%	0.08%	1.51%
Supplemental Data
Net assets, end of year (000)	$312,855	$316,490	$330,278	$483,847	$481,283
Portfolio turnover rate(f)(g)	283%	327%	313%	498%	699%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
19
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$50.73	$50.50	$50.26	$50.29	$50.28
Net investment income (loss)(a)	2.64	2.53	1.05	(0.01)	0.31
Net realized and unrealized gain (loss)(b)	(0.03)	(0.04)	(0.44)	(0.01)	0.08
Net increase (decrease) from investment operations	2.61	2.49	0.61	(0.02)	0.39
Distributions(c)
Distributions from net investment income	(2.73)	(2.26)	(0.37)	(0.01)	(0.38)
From net realized gain	—	—	(0.00)(d)	(0.00)(d)	—
Total distributions	(2.73)	(2.26)	(0.37)	(0.01)	(0.38)
Net asset value, end of year	$50.61	$50.73	$50.50	$50.26	$50.29
Total Return(e)
Based on net asset value	5.29%	5.05%	1.22%	(0.04)%	0.78%
Ratios to Average Net Assets(f)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.23%	5.00%	2.08%	(0.02)%	0.62%
Supplemental Data
Net assets, end of year (000)	$6,998,858	$10,846,408	$3,782,823	$261,364	$407,351
Portfolio turnover rate(g)	28%	14%	6%	74%	44%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Rounds to less than $0.01.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows
21
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
CMBS	0.25%
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.
This amount is included in investment advisory fees waived in the Statement of Operation. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
GNMA Bond	$22,907
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares CMBS ETF, iShares GNMA Bond ETF and iShares Treasury Floating Rate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
23
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Treasury Floating Rate Bond	$83,249
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$93,572,107	$63,373,179	$94,266,966	$77,007,304
GNMA Bond	951,253,738	974,049,195	—	—
Treasury Floating Rate Bond	4,742,917,681	1,989,785,537	—	—
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Treasury Floating Rate Bond	$1,823,369,590	$5,592,800,923
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Treasury Floating Rate Bond	$1,602,644	$ (1,602,644)
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
CMBS
Ordinary income	$13,665,327	$14,866,531
GNMA Bond
Ordinary income	$13,384,461	$11,052,215
Treasury Floating Rate Bond
Ordinary income	$449,238,525	$289,268,329
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
CMBS	$1,334,017	$(62,658,972)	$(30,211,780)	$(91,536,735)
GNMA Bond	1,057,415	(31,758,635)	(24,103,827)	(54,805,047)
Treasury Floating Rate Bond	27,213,852	(122,274)	(4,118,524)	22,973,054

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and TBA transactions.
For the year ended October 31, 2024, the iShares Treasury Floating Rate Bond ETF utilized $41,043 of its capital loss carryforwards.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$484,558,457	$1,602,677	$(31,814,457)	$(30,211,780)
GNMA Bond	360,054,377	899,639	(25,003,466)	(24,103,827)
Treasury Floating Rate Bond	7,102,622,346	—	(4,118,524)	(4,118,524)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
25
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
CMBS
Shares sold	2,600,000	$122,373,344	1,000,000	$46,266,952
Shares redeemed	(1,600,000)	(73,490,099)	(5,400,000)	(247,781,794)
	1,000,000	$48,883,245	(4,400,000)	$(201,514,842)
GNMA Bond
Shares sold	1,950,000	$85,742,051	5,850,000	$254,480,873
Shares redeemed	(2,500,000)	(108,502,742)	(5,850,000)	(258,109,939)
	(550,000)	$(22,760,691)	—	$(3,629,066)
Treasury Floating Rate Bond
Shares sold	36,800,000	$1,859,862,879	158,900,000	$8,030,898,754
Shares redeemed	(112,300,000)	(5,679,610,104)	(20,000,000)	(1,010,606,717)
	(75,500,000)	$(3,819,747,225)	138,900,000	$7,020,292,037
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2024 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares CMBS ETF
iShares GNMA Bond ETF
iShares Treasury Floating Rate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
28

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
CMBS	$74,089
GNMA Bond	208,355
Treasury Floating Rate Bond	427,228,755
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
CMBS	$13,924,198
GNMA Bond	13,531,874
Treasury Floating Rate Bond	427,228,755
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
CMBS	$13,924,198
GNMA Bond	13,531,874
Treasury Floating Rate Bond	427,228,755
29
2024 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
30

Board Review and Approval of Investment Advisory Contract
iShares CMBS ETF, iShares GNMA Bond ETF, iShares Treasury Floating Rate Bond ETF (each “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
31
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
33
2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
34

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October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ
• iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX Exchange

Schedule of Investments
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$600	$594,918
American Express Credit Account Master Trust
5.15%, 09/15/30	1,000	1,020,998
4.65%, 07/15/29	1,110	1,114,411
Class A, 4.95%, 10/15/27	1,000	1,003,294
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,465,002
Chase Issuance Trust, 5.08%, 09/15/30	1,000	1,020,234
Discover Card Execution Note Trust, 3.56%, 07/15/27	2,000	1,984,039
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,008,565
5.74%, 05/15/29	2,000	2,025,796
Ford Credit Auto Owner Trust, 5.09%, 12/15/28	2,100	2,120,423
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28	2,000	1,996,929
5.78%, 08/16/28	610	620,328
Honda Auto Receivables Owner Trust, 4.57%, 03/21/29	4,200	4,205,511
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	2,000	2,019,786
John Deere Owner Trust
4.96%, 11/15/28	320	322,462
4.06%, 06/15/29	1,430	1,409,292
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	430	432,474
Synchrony Card Funding LLC, 5.54%, 07/15/29	3,890	3,942,361
Verizon Master Trust, 5.16%, 06/20/29	4,000	4,033,782
WF Card Issuance Trust, 4.94%, 02/15/29	1,000	1,008,044
World Omni Auto Receivables Trust
4.86%, 03/15/29	2,250	2,254,923
5.09%, 12/17/29	600	604,758
Total Asset-Backed Securities — 0.9% (Cost: $36,064,825)		36,208,330
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.8%
BBCMS Mortgage Trust
4.05%, 12/15/51	500	484,567
5.63%, 09/15/57	300	302,684
5.89%, 09/15/57	1,000	1,018,744
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	780,459
Benchmark Mortgage Trust
5.93%, 03/15/57	1,000	1,030,646
6.95%, 07/15/57(a)	140	146,503
Series 2018-B21, Class A2, 1.74%, 12/17/53	1,000	946,292
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,084,988
BMO Mortgage Trust
5.32%, 09/15/57	200	201,789
5.89%, 11/15/57(a)	400	408,247
6.41%, 11/15/57(a)	900	919,563
CD Mortgage Trust
3.91%, 11/13/50(a)	200	185,524
Series 2016-CD2, Class A3, 3.25%, 11/10/49	946	915,779
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.01%, 03/10/51	1,000	969,014
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49	5,440	5,239,399
Series 2015-CR27, Class A4, 3.61%, 10/10/48	1,335	1,317,889
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	$520	$499,105
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	1,000	930,261
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 01/25/32	4,932	4,738,723
4.46%, 08/25/31	2,000	1,973,843
4.74%, 08/25/28(a)	10,000	10,040,811
5.20%, 02/25/31	3,110	3,192,193
5.36%, 01/25/29(a)	2,720	2,791,670
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	2,152	2,105,613
JPMBB Commercial Mortgage Securities Trust
Series 2015-C27, Class AS, 3.02%, 02/15/48	37	36,620
Series 2015-C29, Class A4, 3.61%, 05/15/48	2,000	1,983,722
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5, 3.10%, 11/15/49	3,075	2,928,050
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	970	867,686
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	278	274,785
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	3,118	3,098,265
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	478,601
4.67%, 09/15/61(a)	1,000	961,157
5.93%, 07/15/57	2,000	2,066,078
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	965,163
Series 2016-NXS5, Class A6, 3.64%, 01/15/59	5,000	4,909,412
Series 2017-C39, Class A5, 3.42%, 09/15/50	5,000	4,770,517
		71,564,362
Total Collateralized Mortgage Obligations — 1.8% (Cost: $73,741,105)		71,564,362
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	200	187,234
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	365	354,599
7.50%, 06/01/29(b)	310	264,792
7.75%, 04/15/28(b)	305	271,327
9.00%, 09/15/28(b)	245	257,415
CMG Media Corp., 8.88%, 12/15/27(b)	315	229,721
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	100	99,153
Lamar Media Corp.
3.75%, 02/15/28	200	189,770
4.88%, 01/15/29	125	121,425
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(b)	800	748,078
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	510	502,660
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	175	163,868
5.00%, 08/15/27(b)	205	201,830
Stagwell Global LLC, 5.63%, 08/15/29(b)	325	309,330
Summer BC Bidco B LLC, 5.50%, 10/31/26(b)	135	133,356
		4,034,558

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	$170	$173,804
Airbus SE, 3.15%, 04/10/27(b)	225	217,479
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	106,497
BAE Systems Holdings Inc., 3.85%, 12/15/25(b)	380	375,560
BAE Systems PLC
5.00%, 03/26/27(b)	200	201,222
5.13%, 03/26/29(b)	380	383,558
Boeing Co. (The)
2.20%, 02/04/26	1,615	1,555,602
2.25%, 06/15/26	232	221,122
2.70%, 02/01/27	405	382,176
2.75%, 02/01/26	505	489,629
2.80%, 03/01/27	100	94,369
3.10%, 05/01/26	10	9,683
3.20%, 03/01/29	315	287,910
3.25%, 02/01/28	340	319,283
3.25%, 03/01/28	45	41,884
3.45%, 11/01/28	25	23,160
5.04%, 05/01/27	715	712,173
6.26%, 05/01/27(b)	410	419,439
6.30%, 05/01/29(b)	445	461,032
Bombardier Inc.
6.00%, 02/15/28(b)	250	249,732
7.13%, 06/15/26(b)(c)	50	50,575
7.50%, 02/01/29(b)(c)	225	234,440
7.88%, 04/15/27(b)	304	304,438
Embraer Netherlands Finance BV, 5.40%, 02/01/27(c)	200	202,186
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	155	155,141
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	275	270,791
General Dynamics Corp.
1.15%, 06/01/26	115	109,347
3.50%, 04/01/27	395	386,315
3.75%, 05/15/28	225	219,140
HEICO Corp., 5.25%, 08/01/28	100	101,467
Hexcel Corp., 4.20%, 02/15/27	188	183,349
Howmet Aerospace Inc.
3.00%, 01/15/29	175	162,722
5.90%, 02/01/27	250	256,000
6.75%, 01/15/28	110	115,959
L3Harris Technologies Inc.
3.85%, 12/15/26	135	132,898
4.40%, 06/15/28	615	607,445
5.05%, 06/01/29	145	146,181
5.40%, 01/15/27	450	457,005
Lockheed Martin Corp.
3.55%, 01/15/26	400	395,167
4.45%, 05/15/28	130	129,801
4.50%, 02/15/29	135	134,500
5.10%, 11/15/27	380	386,674
Moog Inc., 4.25%, 12/15/27(b)	175	167,372
Northrop Grumman Corp.
3.20%, 02/01/27	35	33,979
3.25%, 01/15/28	750	717,603
4.60%, 02/01/29	175	174,114
Rolls-Royce PLC, 5.75%, 10/15/27(b)	330	336,311
RTX Corp.
2.65%, 11/01/26	265	255,387
3.13%, 05/04/27	405	390,404
Security	Par (000)	Value
Aerospace & Defense (continued)
3.50%, 03/15/27	$481	$468,683
4.13%, 11/16/28	885	865,768
5.00%, 02/27/26	190	190,713
5.75%, 11/08/26	375	382,996
5.75%, 01/15/29	270	280,184
7.50%, 09/15/29	5	5,568
Spirit AeroSystems Inc.
3.85%, 06/15/26	120	116,301
4.60%, 06/15/28(c)	225	214,440
TransDigm Inc.
4.63%, 01/15/29	375	356,187
4.88%, 05/01/29	225	214,596
5.50%, 11/15/27	795	788,552
6.38%, 03/01/29(b)	805	817,143
6.75%, 08/15/28(b)	630	644,153
Triumph Group Inc., 9.00%, 03/15/28(b)	316	329,506
		19,616,815
Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26	30	28,900
4.40%, 02/14/26	340	338,323
4.80%, 02/14/29	555	551,693
6.20%, 11/01/28	155	162,125
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(d)	200	192,465
Archer-Daniels-Midland Co., 2.50%, 08/11/26	352	339,472
BAT Capital Corp.
2.26%, 03/25/28	560	513,755
3.22%, 09/06/26	332	322,776
3.46%, 09/06/29	25	23,368
3.56%, 08/15/27	631	611,561
4.70%, 04/02/27	332	331,249
BAT International Finance PLC
1.67%, 03/25/26	532	509,419
4.45%, 03/16/28	275	271,274
5.93%, 02/02/29	345	357,088
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	145	141,673
3.75%, 09/25/27	120	117,344
4.10%, 01/07/28	145	142,347
4.20%, 09/17/29	220	213,708
Cargill Inc.
0.75%, 02/02/26(b)(c)	260	248,167
3.25%, 05/23/29(b)	10	9,475
3.63%, 04/22/27(b)	270	263,848
4.50%, 06/24/26(b)	195	195,163
Darling Ingredients Inc., 5.25%, 04/15/27(b)	160	158,468
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	310	301,962
3.88%, 07/26/29(b)	275	260,134
6.13%, 07/27/27(b)	310	318,370
MHP Lux SA, 6.95%, 04/03/26(d)	200	179,253
Philip Morris International Inc.
0.88%, 05/01/26	277	262,100
2.75%, 02/25/26	265	258,624
3.13%, 08/17/27	125	120,729
3.13%, 03/02/28	160	152,332
3.38%, 08/15/29	200	188,408
4.38%, 11/01/27	175	173,884
4.63%, 11/01/29	175	173,686
4.75%, 02/12/27	225	225,758
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.88%, 02/13/26	$545	$546,781
4.88%, 02/15/28	459	461,526
4.88%, 02/13/29	325	325,994
5.00%, 11/17/25	287	288,408
5.13%, 11/17/27	563	570,804
5.25%, 09/07/28	110	112,089
Turning Point Brands Inc., 5.63%, 02/15/26(b)	90	89,619
Vector Group Ltd., 10.50%, 11/01/26(b)	195	195,000
Viterra Finance BV
2.00%, 04/21/26(b)	270	256,837
4.90%, 04/21/27(b)	210	208,695
		11,714,654
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26(b)	356	344,607
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)(c)	55	52,679
Series 2020-1, Class C, 10.50%, 07/15/26(b)(c)	110	117,784
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	237	234,130
Allegiant Travel Co., 7.25%, 08/15/27(b)	185	182,203
American Airlines Inc.
7.25%, 02/15/28(b)	255	259,226
8.50%, 05/15/29(b)	300	314,536
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	507	506,246
5.75%, 04/20/29(b)	900	891,802
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	125	120,911
Series 2015-1, Class A, 3.38%, 11/01/28(c)	220	209,785
Series 2015-2, Class AA, 3.60%, 03/22/29	39	37,570
Series 2016-1, Class AA, 3.58%, 07/15/29(c)	93	89,618
Series 2016-2, Class AA, 3.20%, 12/15/29	104	98,394
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	22	21,093
Series 2017-1, Class AA, 3.65%, 02/15/29	99	94,433
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	250	242,577
Avianca Midco 2 PLC
9.00%, 12/01/28(d)	100	98,500
9.00%, 12/01/28(d)	400	393,100
Azul Secured Finance LLP, 11.93%, 08/28/28(d)	400	390,538
Delta Air Lines Inc.
3.75%, 10/28/29	150	140,021
4.38%, 04/19/28(c)	150	146,669
7.38%, 01/15/26	300	307,198
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	1,060	1,047,529
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(c)	160	148,656
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(b)	200	199,463
8.50%, 03/17/27(d)	400	416,837
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	507	512,583
Southwest Airlines Co.
3.45%, 11/16/27	15	14,346
5.13%, 06/15/27	630	634,220
United Airlines Inc.
4.38%, 04/15/26(b)	585	574,764
4.63%, 04/15/29(b)	600	574,539
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(c)	132	129,833
Series 2014-2, Class A, 3.75%, 03/03/28	130	126,828
Security	Par (000)	Value
Airlines (continued)
Series 2016-1, Class AA, 3.10%, 01/07/30	$16	$14,870
Series 2016-2, Class AA, 2.88%, 04/07/30	155	143,368
Series 2020-1, 5.88%, 04/15/29	437	446,599
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	200	194,390
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27(b)(c)	165	160,733
9.50%, 06/01/28(b)(c)	160	157,168
		10,790,346
Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29(b)	100	91,667
Hanesbrands Inc., 4.88%, 05/15/26(b)	270	266,876
NIKE Inc.
2.38%, 11/01/26	275	264,513
2.75%, 03/27/27	345	332,247
Tapestry Inc.
4.13%, 07/15/27	32	31,151
7.00%, 11/27/26	330	337,003
7.05%, 11/27/25	130	131,798
7.35%, 11/27/28	330	336,515
Under Armour Inc., 3.25%, 06/15/26	200	192,277
VF Corp., 2.80%, 04/23/27	130	122,555
William Carter Co. (The), 5.63%, 03/15/27(b)	160	159,158
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	175	149,617
		2,415,377
Auto Manufacturers — 1.3%
Allison Transmission Inc.
4.75%, 10/01/27(b)	125	121,887
5.88%, 06/01/29(b)	150	149,716
American Honda Finance Corp.
1.30%, 09/09/26	455	429,118
2.00%, 03/24/28	250	229,297
2.25%, 01/12/29	200	181,380
2.30%, 09/09/26	10	9,612
2.35%, 01/08/27	270	258,085
3.50%, 02/15/28	180	174,070
4.40%, 10/05/26	150	149,734
4.40%, 09/05/29	150	147,472
4.45%, 10/22/27	200	199,093
4.70%, 01/12/28	100	100,389
4.75%, 01/12/26	105	105,171
4.90%, 03/12/27	150	151,103
4.90%, 07/09/27	155	156,435
4.90%, 03/13/29	220	221,007
4.95%, 01/09/26	200	200,791
5.13%, 07/07/28	335	339,587
5.25%, 07/07/26	175	177,013
5.65%, 11/15/28	160	165,464
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	300	291,332
BMW Finance NV, 2.85%, 08/14/29(b)	200	182,551
BMW U.S. Capital LLC
1.25%, 08/12/26(b)	320	301,761
2.80%, 04/11/26(b)	152	148,285
3.30%, 04/06/27(b)	187	180,920
3.45%, 04/01/27(b)	222	215,745
3.63%, 04/18/29(b)(c)	200	189,904
3.75%, 04/12/28(b)	80	77,189
3.95%, 08/14/28(b)	200	193,806
4.60%, 08/13/27(b)(c)	175	174,606

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.65%, 08/13/26(b)(c)	$75	$75,100
4.65%, 08/13/29(b)	110	108,902
4.90%, 04/02/27(b)(c)	200	201,337
4.90%, 04/02/29(b)	210	210,038
5.05%, 04/02/26(b)	200	201,121
5.05%, 08/11/28(b)	400	403,099
Cummins Inc., 4.90%, 02/20/29	50	50,561
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	485	458,632
3.65%, 04/07/27(b)	285	277,197
5.00%, 01/15/27(b)	160	160,788
5.13%, 09/25/27(b)	150	151,259
5.13%, 01/19/28(b)	280	282,035
5.15%, 01/16/26(b)	250	250,963
5.40%, 09/20/28(b)	265	269,647
Ford Motor Co.
4.35%, 12/08/26	510	501,530
6.63%, 10/01/28	140	145,736
Ford Motor Credit Co. LLC
2.70%, 08/10/26	475	453,165
2.90%, 02/16/28	275	252,455
2.90%, 02/10/29	250	223,103
3.38%, 11/13/25	665	652,274
3.82%, 11/02/27	270	257,657
4.13%, 08/17/27	430	415,542
4.27%, 01/09/27	300	293,220
4.39%, 01/08/26	395	390,124
4.54%, 08/01/26	245	241,521
4.95%, 05/28/27	520	514,059
5.11%, 05/03/29	400	389,303
5.13%, 11/05/26	200	199,213
5.30%, 09/06/29	200	196,031
5.80%, 03/05/27	450	453,720
5.80%, 03/08/29	455	455,177
5.85%, 05/17/27	225	227,120
6.80%, 05/12/28	440	455,951
6.80%, 11/07/28	425	441,589
6.95%, 03/06/26	370	377,096
6.95%, 06/10/26	295	301,490
7.35%, 11/04/27	500	524,838
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(d)	200	203,430
General Motors Co.
4.20%, 10/01/27	105	102,998
5.00%, 10/01/28	70	69,849
5.40%, 10/15/29	390	393,485
6.80%, 10/01/27	485	508,545
General Motors Financial Co. Inc.
1.25%, 01/08/26	534	511,668
1.50%, 06/10/26	450	426,358
2.35%, 02/26/27	420	396,801
2.40%, 04/10/28	85	77,930
2.40%, 10/15/28	325	293,695
2.70%, 08/20/27	176	165,804
3.85%, 01/05/28	6	5,795
4.00%, 10/06/26	381	375,335
4.30%, 04/06/29	315	304,354
4.35%, 01/17/27	160	158,189
4.90%, 10/06/29	300	295,834
5.00%, 04/09/27	574	574,772
5.25%, 03/01/26	430	431,188
5.35%, 07/15/27	200	202,075
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 04/06/26	$540	$544,091
5.40%, 05/08/27	160	161,888
5.55%, 07/15/29	350	354,726
5.65%, 01/17/29(c)	281	285,677
5.80%, 06/23/28	470	481,143
5.80%, 01/07/29	400	409,169
6.00%, 01/09/28	470	483,240
Honda Motor Co. Ltd., 2.53%, 03/10/27	527	504,021
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	189,025
Hyundai Capital America
1.30%, 01/08/26(b)	334	320,133
1.50%, 06/15/26(b)	295	279,517
1.65%, 09/17/26(b)	415	391,360
1.80%, 01/10/28(b)	30	27,157
2.00%, 06/15/28(b)	25	22,504
2.10%, 09/15/28(b)	200	179,445
2.38%, 10/15/27(b)	115	107,131
2.75%, 09/27/26(d)	200	192,129
3.00%, 02/10/27(b)	5	4,801
3.50%, 11/02/26(b)	310	301,616
4.30%, 09/24/27(b)	175	172,482
4.55%, 09/26/29(b)	250	243,916
4.88%, 11/01/27(b)	150	149,955
5.25%, 01/08/27(b)	125	125,927
5.28%, 06/24/27(b)	200	201,840
5.30%, 03/19/27(b)	200	202,083
5.30%, 01/08/29(b)	160	161,169
5.30%, 06/24/29(b)	200	201,489
5.35%, 03/19/29(b)	125	126,076
5.45%, 06/24/26(b)	135	136,150
5.50%, 03/30/26(b)	305	307,349
5.60%, 03/30/28(b)	287	292,167
5.65%, 06/26/26(b)	285	288,167
5.68%, 06/26/28(b)	780	795,572
5.95%, 09/21/26(b)	260	264,871
6.10%, 09/21/28(b)	265	274,316
6.25%, 11/03/25(b)	150	152,134
6.50%, 01/16/29(b)	155	162,834
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	190,578
3.63%, 08/29/27(d)	200	193,227
5.13%, 02/05/27(d)	200	200,803
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	149,692
5.50%, 07/15/29(b)	125	122,263
5.88%, 01/15/28(b)	150	148,374
7.75%, 10/15/25(b)	235	235,026
Kia Corp.
1.75%, 10/16/26(d)	200	188,543
2.75%, 02/14/27(d)	200	190,955
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	340	325,788
3.10%, 08/15/29(b)	150	138,480
3.75%, 02/22/28(b)	365	353,453
4.30%, 02/22/29(b)	150	146,731
4.75%, 08/01/27(b)	150	150,232
4.80%, 03/30/26(b)	375	375,903
4.80%, 01/11/27(b)	150	150,260
4.80%, 03/30/28(b)	395	394,853
4.80%, 08/01/29(b)	150	149,282
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.85%, 01/11/29(b)	$150	$149,847
4.88%, 07/31/26(b)	150	150,708
4.90%, 01/09/26(b)	150	150,340
5.10%, 08/03/28(b)	340	343,201
5.20%, 08/03/26(b)	290	292,616
5.25%, 11/29/27(b)	260	263,652
5.38%, 11/26/25(b)	194	195,416
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)	332	309,022
2.00%, 03/09/26(b)	260	247,438
2.45%, 09/15/28(b)	105	91,995
2.75%, 03/09/28(b)	145	130,590
5.30%, 09/13/27(b)	100	98,344
5.55%, 09/13/29(b)	150	146,510
6.95%, 09/15/26(b)	85	86,921
7.05%, 09/15/28(b)	240	248,848
Nissan Motor Co. Ltd., 4.35%, 09/17/27(b)	765	734,678
PACCAR Financial Corp.
1.10%, 05/11/26(c)	185	176,172
2.00%, 02/04/27	180	170,612
4.00%, 09/26/29	80	77,982
4.45%, 03/30/26(c)	100	100,140
4.45%, 08/06/27	150	150,285
4.60%, 01/10/28	230	230,723
4.60%, 01/31/29(c)	130	130,405
4.95%, 08/10/28	5	5,073
5.00%, 05/13/27	155	157,225
5.05%, 08/10/26	45	45,491
5.20%, 11/09/26	100	101,650
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	202,918
Stellantis Finance U.S. Inc., 1.71%, 01/29/27(b)	430	399,425
Toyota Motor Corp.
1.34%, 03/25/26	237	226,933
2.76%, 07/02/29	150	139,138
5.12%, 07/13/28	150	152,742
5.28%, 07/13/26	120	121,681
Toyota Motor Credit Corp.
0.80%, 01/09/26	55	52,657
1.13%, 06/18/26	305	289,425
1.15%, 08/13/27	45	41,118
1.90%, 01/13/27	370	350,400
1.90%, 04/06/28	202	185,133
3.05%, 03/22/27	595	577,368
3.05%, 01/11/28	150	143,390
3.20%, 01/11/27	105	102,298
3.65%, 01/08/29	220	212,844
4.35%, 10/08/27	200	199,220
4.45%, 05/18/26	320	320,040
4.45%, 06/29/29	250	247,827
4.55%, 08/07/26	95	95,179
4.55%, 09/20/27	440	440,939
4.55%, 08/09/29	285	283,082
4.63%, 01/12/28	405	405,891
4.65%, 01/05/29	245	245,176
4.80%, 01/05/26	125	125,483
5.00%, 08/14/26	177	178,666
5.05%, 05/16/29	280	283,769
5.20%, 05/15/26	130	131,446
5.25%, 09/11/28	165	168,647
5.40%, 11/10/25	110	111,041
5.40%, 11/20/26	200	203,636
Security	Par (000)	Value
Auto Manufacturers (continued)
5.45%, 11/10/27	$355	$364,296
Series B, 5.00%, 03/19/27	175	177,086
Volkswagen Group of America Finance LLC
1.25%, 11/24/25(b)	470	451,756
1.63%, 11/24/27(b)	65	58,595
3.20%, 09/26/26(b)	50	48,278
4.35%, 06/08/27(b)	620	608,855
4.63%, 11/13/25(b)	200	199,172
4.75%, 11/13/28(b)	415	405,858
4.85%, 08/15/27(b)	200	198,437
4.90%, 08/14/26(b)	200	199,379
4.95%, 08/15/29(b)	200	196,579
5.25%, 03/22/29(b)	390	387,795
5.30%, 03/22/27(b)	200	201,044
5.40%, 03/20/26(b)	200	200,776
5.65%, 09/12/28(b)	200	202,322
5.70%, 09/12/26(b)	220	222,669
6.00%, 11/16/26(b)	200	203,510
6.20%, 11/16/28(b)	200	205,766
Wabash National Corp., 4.50%, 10/15/28(b)	130	117,810
		52,158,313
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26(b)	260	256,041
7.00%, 04/15/28(b)	175	177,904
American Axle & Manufacturing Inc.
5.00%, 10/01/29(c)	175	158,314
6.50%, 04/01/27(c)	180	179,056
6.88%, 07/01/28(c)	135	133,506
Aptiv PLC, 4.35%, 03/15/29	100	97,612
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29	200	194,645
BorgWarner Inc.
2.65%, 07/01/27	445	422,217
4.95%, 08/15/29	25	24,906
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(b)	275	275,573
6.75%, 05/15/28(b)	240	245,688
8.50%, 05/15/27(b)	590	593,250
Cooper-Standard Automotive Inc., 10.63%, 05/15/27, (10.63% PIK)(b)(c)(e)	127	104,379
Dana Inc.
5.38%, 11/15/27	159	155,531
5.63%, 06/15/28	125	121,309
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	235	226,561
5.00%, 05/31/26	300	294,618
5.00%, 07/15/29	250	225,777
7.00%, 03/15/28	46	46,679
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% cash)(b)(e)	130	125,696
Lear Corp.
3.80%, 09/15/27	30	29,105
4.25%, 05/15/29	100	96,471
LG Energy Solution Ltd.
5.38%, 07/02/27	200	200,882
5.38%, 07/02/29(d)	200	200,520
5.63%, 09/25/26(d)	200	201,733
5.75%, 09/25/28(d)	200	203,594
Magna International Inc., 5.05%, 03/14/29	90	90,850
Phinia Inc., 6.75%, 04/15/29(b)	150	153,366

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(b)(c)	$180	$157,017
SK On Co. Ltd., 5.38%, 05/11/26(d)	200	201,168
Tenneco Inc., 8.00%, 11/17/28(b)	585	541,303
Titan International Inc., 7.00%, 04/30/28	120	116,283
Toyota Industries Corp., 3.57%, 03/16/28(b)	200	191,357
ZF North America Capital Inc., 6.88%, 04/14/28(b)	180	181,537
		6,624,448
Banks — 9.3%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(b)	250	236,935
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	200	180,641
4.80%, 04/18/26(b)	335	333,078
6.34%, 09/18/27, (1-year CMT + 1.650%)(a)(b)	400	410,271
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	194,662
4.50%, 09/14/27(d)	200	199,007
5.50%, 01/12/29(d)	200	205,720
8.00%, (5-year CMT + 3.524%)(a)(d)(f)	200	215,203
Access Bank PLC, 6.13%, 09/21/26(d)	200	190,023
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(d)(f)	200	213,559
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	200	207,143
Agricultural Bank of China Ltd./Hong Kong
1.25%, 06/17/26(d)	200	189,482
2.25%, 03/01/27(d)	200	190,208
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26(d)	200	192,075
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	191,324
Ahli United Sukuk Ltd., 3.88%, (5-year CMT + 3.011%)(a)(d)(f)	200	191,191
AIB Group PLC, 6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	200	210,255
Akbank TAS
6.80%, 02/06/26(d)	200	203,232
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(d)	200	198,607
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(d)	400	400,051
5.05%, 03/12/29(d)	200	202,114
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(d)(f)	200	207,116
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32, (5-year CMT + 2.700%)(a)(b)	255	257,117
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	200	189,446
3.45%, 01/21/28(b)	200	192,052
5.36%, 08/14/28(b)	270	275,097
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	188,747
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)	285	283,858
5.35%, 06/15/26(b)	200	202,177
5.40%, 11/29/27(b)	215	219,290
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	50	50,749
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	190,031
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/26(b)	400	395,977
5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)	250	253,363
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	246,425
Security	Par (000)	Value
Banks (continued)
4.75%, 01/18/27	$250	$251,489
4.90%, 07/16/27	315	318,832
5.00%, 03/18/26	250	251,735
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	205	208,114
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(d)	200	196,761
Banco de Bogota SA, 6.25%, 05/12/26(d)	200	199,893
Banco de Credito del Peru SA, 3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	200	187,380
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	200	191,653
Banco do Brasil SA
3.25%, 09/30/26(d)	200	192,450
4.88%, 01/11/29(d)	200	194,451
Banco General SA, 4.13%, 08/07/27(d)	200	193,895
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(d)	150	146,617
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(d)	200	192,768
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(d)	200	181,683
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	310	291,725
1.85%, 03/25/26	740	709,055
3.31%, 06/27/29	280	261,584
3.80%, 02/23/28	250	240,834
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	655	642,224
4.25%, 04/11/27	200	197,027
4.38%, 04/12/28	235	230,092
5.18%, 11/19/25	287	286,818
5.29%, 08/18/27	515	518,691
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	200	201,698
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	235	238,010
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	210	212,180
5.59%, 08/08/28	725	740,965
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	200	206,588
6.61%, 11/07/28	200	212,184
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(d)	400	364,766
4.30%, 06/15/27(d)	200	197,564
4.45%, 09/19/28(d)	200	196,487
5.30%, 09/21/28(d)	200	202,351
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)	200	199,235
Bank Mandiri Persero Tbk PT, 2.00%, 04/19/26(d)	200	191,276
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	197,861
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	200	194,186
4.30%, (5-year CMT + 3.466%)(a)(d)(f)	200	190,494
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	1,920	1,821,707
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	1,025	929,306
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	770	732,494
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	600	544,505
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	750	694,154
3.25%, 10/21/27	310	299,084
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	1,795	1,721,235
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.50%, 04/19/26	$730	$718,752
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(a)	340	333,859
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	710	687,556
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	775	754,646
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	757	741,016
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	680	660,521
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	805	774,102
4.25%, 10/22/26	350	346,649
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	965	944,835
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	650	643,295
4.45%, 03/03/26	679	675,485
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	1,085	1,089,279
5.08%, 01/20/27, (1-day SOFR + 1.290%)(a)	1,055	1,057,797
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	1,050	1,060,411
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	780	805,367
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	225	229,766
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	650	675,441
6.22%, 09/15/26	271	278,520
Series L, 4.18%, 11/25/27	340	333,942
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(a)	931	891,394
Bank of America NA, 5.53%, 08/18/26	510	519,042
Bank of China Ltd., 3.50%, 04/20/27(d)	200	195,304
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	381,284
Bank of China Ltd./Sydney, 5.47%, 06/14/27, (1-day SOFR Index + 0.500%)(a)(d)	400	399,124
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(d)(f)	1,300	1,281,580
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.400%)(a)(d)	350	334,626
Bank of East Asia Ltd. (The)
4.88%, 04/22/32, (5-year CMT + 2.300%)(a)(d)	250	243,295
6.63%, 03/13/27, (1-year CMT + 2.300%)(a)(d)	250	253,350
6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(d)	250	255,488
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	200	203,561
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)	415	395,663
1.25%, 09/15/26	440	413,581
2.65%, 03/08/27	485	464,427
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	420	400,942
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)	125	123,500
5.20%, 02/01/28	469	476,612
5.27%, 12/11/26	215	217,808
5.30%, 06/05/26	485	490,154
5.37%, 06/04/27	250	255,627
5.72%, 09/25/28(c)	265	274,028
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	125	124,792
Series H, 4.70%, 09/14/27	405	405,993
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	120	114,578
1.05%, 10/15/26	180	168,512
Security	Par (000)	Value
Banks (continued)
1.65%, 07/14/28	$45	$40,523
2.05%, 01/26/27	485	460,441
2.45%, 08/17/26	10	9,675
2.80%, 05/04/26	170	166,090
3.00%, 10/30/28	63	59,030
3.25%, 05/16/27	105	101,862
3.30%, 08/23/29	195	182,058
3.40%, 01/29/28	435	420,499
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	365	355,279
3.85%, 04/28/28	245	239,474
3.85%, 04/26/29	5	4,848
3.95%, 11/18/25	25	24,855
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	170	167,501
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	270	268,558
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	150	148,613
4.89%, 07/21/28, (1-day SOFR +0.840%)(a)	280	281,575
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	490	492,327
4.98%, 03/14/30, (1-day SOFR +1.085%)(a)	345	347,356
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	385	397,218
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	265	279,504
Bank of New Zealand
2.29%, 01/27/27(b)	275	261,561
4.85%, 02/07/28(b)	270	270,610
5.08%, 01/30/29(b)	250	252,539
Bank of Nova Scotia (The)
1.05%, 03/02/26	490	467,341
1.30%, 09/15/26	390	367,102
1.35%, 06/24/26	389	369,340
1.95%, 02/02/27	304	286,824
2.70%, 08/03/26	15	14,531
2.95%, 03/11/27	340	327,543
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	150	148,464
4.50%, 12/16/25	400	397,803
4.75%, 02/02/26	340	340,405
5.25%, 06/12/28	195	198,430
5.35%, 12/07/26	330	335,206
5.40%, 06/04/27	160	163,246
5.45%, 08/01/29	120	123,137
Bank of the Philippine Islands, 5.25%, 03/26/29(d)	200	203,514
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)	165	133,043
BankUnited Inc., 4.88%, 11/17/25	155	154,155
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	390	368,079
4.75%, 07/13/27(b)	235	234,803
4.94%, 01/26/26(b)	430	430,718
5.09%, 01/23/27(b)	210	211,632
5.19%, 02/16/28(b)	230	232,096
5.79%, 07/13/28(b)	200	205,681
5.90%, 07/13/26(b)	200	203,900
Banque Saudi Fransi, 4.75%, 05/31/28(d)	200	199,747
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	647	612,911
4.34%, 01/10/28	80	78,433
4.38%, 01/12/26	745	740,441
4.84%, 05/09/28	550	542,656
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	200	198,945
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	400	395,496
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)	425	423,122

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(a)	$415	$408,489
5.20%, 05/12/26	755	755,119
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	795	805,630
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	200	203,120
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	525	534,524
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	750	759,236
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	400	418,716
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	400	410,788
7.33%, 11/02/26, (1-year CMT + 3.050%)(a)	575	587,025
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	480	510,857
BBK BSC, 6.88%, 06/06/29(d)	200	206,875
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(d)	200	198,949
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	193,148
BNG Bank NV, 2.38%, 03/16/26(b)	32	31,132
BNP Paribas SA
1.32%, 01/13/27, (1-day SOFR + 1.004%)(a)(b)	845	808,072
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)	505	478,437
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(b)	200	183,438
2.16%, 09/15/29, (1-day SOFR + 1.218%)(a)(b)	365	327,273
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(b)	600	570,209
3.50%, 11/16/27(b)	575	552,208
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(b)	490	469,872
4.40%, 08/14/28(b)	605	592,242
4.63%, 03/13/27(b)	525	517,736
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)	580	582,962
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(b)	400	402,264
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(b)	250	250,585
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(b)	500	506,493
5.50%, 05/20/30, (1-day SOFR + 1.590%)(a)(b)	405	410,577
BOS Funding Ltd., 7.00%, 03/14/28(d)	200	208,267
Boubyan Sukuk Ltd., 3.39%, 03/29/27(d)	200	193,742
Boubyan Tier 1 Sukuk Ltd., 3.95%, (5-year USD Swap + 2.896%)(a)(d)(f)	200	190,916
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	320	301,754
2.70%, 10/01/29(b)	250	225,304
3.50%, 10/23/27(b)	295	282,474
4.75%, 07/19/27(b)	250	249,491
4.88%, 04/01/26(b)	250	248,371
5.10%, 01/26/26(b)	345	345,000
5.13%, 01/18/28(b)	310	310,942
5.20%, 01/18/27(b)	260	262,256
5.28%, 05/30/29(b)	250	252,374
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(b)	285	289,123
5.98%, 01/18/27, (1-day SOFR + 2.100%)(a)(b)	555	560,162
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)	305	313,470
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	250	262,781
BSF Finance, 5.50%, 11/23/27(d)	200	203,877
BSF Sukuk Ltd., 5.00%, 01/25/29(d)	200	201,546
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(a)(d)	200	184,841
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR +1.780%)(a)(b)	200	203,217
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	280	288,359
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)	200	206,034
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	284	269,213
3.45%, 04/07/27	440	428,110
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	200	199,268
Security	Par (000)	Value
Banks (continued)
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	$250	$246,168
5.00%, 04/28/28	335	337,391
5.24%, 06/28/27	280	284,036
5.26%, 04/08/29	265	269,565
5.62%, 07/17/26	100	101,555
5.93%, 10/02/26	215	220,073
5.99%, 10/03/28	185	193,165
CBQ Finance Ltd.
2.00%, 05/12/26(d)	200	190,864
5.38%, 03/28/29(d)	200	204,238
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.650%)(a)(d)	250	258,245
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.400%)(a)(d)	800	767,758
China Construction Bank Corp./Hong Kong, 1.46%, 04/22/26(d)	400	382,238
China Construction Bank Corp/Dubai, 5.73%, 11/30/26, (1-day SOFR Index + 0.650%)(a)(d)	200	200,377
China Construction Bank Corp/Hong Kong, 5.39%, 07/16/27, (1-day SOFR Index + 0.550%)(a)(d)	200	199,858
China Development Bank
3.00%, 06/01/26(d)	400	391,211
3.38%, 01/24/27(d)	200	196,772
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	187,935
CIMB Bank Bhd, 2.13%, 07/20/27(d)	200	186,961
Citibank NA
4.84%, 08/06/29	500	501,550
4.93%, 08/06/26	265	266,640
5.44%, 04/30/26	755	764,066
5.49%, 12/04/26	560	570,372
5.80%, 09/29/28	805	835,901
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(a)	723	690,299
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	955	905,915
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	930	894,501
3.20%, 10/21/26	985	957,242
3.40%, 05/01/26	445	436,633
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	825	794,627
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	880	852,712
3.70%, 01/12/26	610	602,859
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	840	822,853
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	810	776,828
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	745	724,705
4.13%, 07/25/28	135	131,675
4.30%, 11/20/26	335	331,544
4.45%, 09/29/27	1,270	1,252,869
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	790	773,901
4.60%, 03/09/26	600	597,991
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	610	607,602
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	995	1,000,537
6.63%, 01/15/28	85	89,630
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	400	395,797
Citizens Financial Group Inc.
2.85%, 07/27/26	142	136,803
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.30%, 12/03/25	$125	$123,927
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	205	209,442
Comerica Inc.
4.00%, 02/01/29	150	142,638
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	250	253,336
Commercial Bank of Dubai PSC
5.32%, 06/14/28(d)	200	202,380
6.00%, (6-year CMT + 5.597%)(a)(d)(f)	200	198,852
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(d)(f)	200	194,210
Commonwealth Bank of Australia
1.13%, 06/15/26(b)(c)	555	526,516
2.55%, 03/14/27(b)	530	507,427
2.63%, 09/06/26(b)	45	43,559
2.85%, 05/18/26(b)(c)	380	371,025
3.15%, 09/19/27(b)	95	91,732
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)	300	276,962
3.90%, 03/16/28(b)(c)	95	93,319
4.50%, 12/09/25(b)	200	198,595
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	405	409,419
Cooperatieve Rabobank UA
1.11%, 02/24/27, (1-year CMT + 0.550%)(a)(b)	470	446,988
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)	440	414,499
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)	435	432,275
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)	250	254,263
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)	335	341,407
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29	250	246,899
4.80%, 01/09/29	250	251,434
4.85%, 01/09/26	250	250,904
5.04%, 03/05/27	250	253,342
5.50%, 10/05/26	360	366,813
Credit Agricole SA
1.25%, 01/26/27, (1-day SOFR + 0.891%)(a)(b)	535	510,304
2.02%, 01/11/27(b)	480	453,179
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(b)	530	502,507
4.63%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)	315	312,516
5.13%, 03/11/27(b)	250	252,487
5.30%, 07/12/28(b)	270	274,015
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)	250	252,319
5.59%, 07/05/26(b)	250	253,579
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(b)	500	522,853
Dah Sing Bank Ltd., 3.00%, 11/02/31, (5-year CMT + 1.950%)(a)(d)	250	237,299
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)	355	334,520
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)	440	433,540
4.38%, 06/12/28(b)	255	249,700
4.61%, 10/02/30, (1-year CMT + 1.100%)(a)(b)	200	195,236
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)	200	202,350
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)	205	209,346
DBS Group Holdings Ltd., 1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(d)	200	191,474
Deutsche Bank AG
4.10%, 01/13/26	55	54,392
5.52%, 09/01/28	300	299,071
5.58%, 09/01/26	300	301,209
Deutsche Bank AG/New York
1.69%, 03/19/26	395	379,293
Security	Par (000)	Value
Banks (continued)
2.13%, 11/24/26, (1-day SOFR + 1.870%)(a)	$650	$629,504
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	605	572,119
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	455	430,110
4.10%, 01/13/26	182	179,892
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	310	300,837
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	300	295,389
5.37%, 09/09/27	220	224,463
5.41%, 05/10/29	190	192,821
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	305	307,993
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	470	489,933
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	460	484,782
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	300	309,753
Development Bank of Kazakhstan JSC, 5.50%, 04/15/27(d)	200	201,715
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	380,898
2.74%, 02/16/27(d)	400	381,262
2.95%, 01/16/26(d)	600	585,754
5.24%, 03/04/29(d)	200	203,208
5.49%, 11/30/27(d)	200	204,092
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(d)(f)	200	195,105
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (6-year CMT + 2.246%)(a)(d)(f)	200	188,840
Discover Bank
3.45%, 07/27/26	250	243,650
4.65%, 09/13/28	250	245,712
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)	415	394,051
5.08%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)	200	199,467
Doha Finance Ltd.
2.38%, 03/31/26(d)	200	192,413
5.25%, 03/12/29(d)	200	201,275
EI Sukuk Co. Ltd.
2.08%, 11/02/26(d)	200	189,272
5.43%, 05/28/29(d)	200	205,929
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	200	189,785
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	384,816
4.25%, (6-year CMT + 3.155%)(a)(d)(f)	200	191,612
5.88%, 10/11/28(d)	200	208,712
6.13%, (6-year CMT + 5.702%)(a)(d)(f)	200	201,295
6.23%, 01/31/29, (1-day SOFR + 1.400%)(a)(d)	200	203,694
Esc Gcb Finance Of, 7.88%, 11/15/25	111	—
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	200	191,780
4.58%, 01/17/28(d)	200	199,756
4.78%, 01/23/29(d)	200	200,188
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	235	232,870
5.25%, 04/26/29(b)	245	247,086
5.70%, 03/14/28(b)	270	275,675
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	185	174,041
2.55%, 05/05/27	40	37,975
3.95%, 03/14/28	155	150,666
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	330	322,678
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	265	260,752

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	$200	$197,764
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	345	360,148
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	232	240,682
Fifth Third Bank NA, 2.25%, 02/01/27	250	237,246
Finance of America Funding LLC
7.88%, 11/30/27(b)	63	56,451
10.00%, 11/30/29(b)	47	39,639
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	200	197,615
4.50%, (5-year CMT + 4.138%)(a)(d)(f)	400	390,873
4.77%, 06/06/28(d)	200	199,844
5.00%, 02/28/29(d)	200	200,762
5.13%, 10/13/27(d)	200	202,265
5.89%, 07/22/29, (1-day SOFR + 1.050%)(a)(d)	200	200,883
6.03%, 01/29/29, (1-day SOFR + 1.200%)(a)(d)	200	200,036
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(d)	200	205,662
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	35	36,161
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	180	177,937
7.63%, 05/01/26(b)	175	175,649
12.00%, 10/01/28(b)	250	270,233
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	420	422,610
5.41%, 05/21/27, (1-day SOFR +0.750%)(a)	560	565,259
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)	785	752,464
1.43%, 03/09/27, (1-day SOFR + 0.798%)(a)	969	925,189
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	1,021	961,766
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	1,435	1,356,856
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	1,093	1,040,603
3.50%, 11/16/26	744	726,020
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	1,170	1,137,500
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	960	933,353
3.75%, 02/25/26	725	715,935
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	740	713,364
3.85%, 01/26/27	1,039	1,018,822
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	1,050	1,025,891
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	395	392,736
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	910	901,989
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	580	572,782
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	635	636,425
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	670	688,815
5.95%, 01/15/27	313	321,030
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	695	733,220
HDFC Bank Ltd., 5.18%, 02/15/29(d)	200	201,176
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(d)	200	201,606
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)	20	19,003
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	450	414,503
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	620	558,325
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	440	417,360
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	825	785,836
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	840	822,904
4.38%, 11/23/26	575	568,605
Security	Par (000)	Value
Banks (continued)
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	$885	$870,202
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	805	800,788
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	870	875,695
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	400	406,194
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	340	345,064
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	800	813,971
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	770	796,836
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)	620	634,005
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	805	857,542
HSBC USA Inc., 5.29%, 03/04/27	205	207,874
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	300	296,224
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	235	243,862
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	275	273,051
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	400	395,156
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(f)	2,800	2,718,852
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(d)	200	188,681
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	243,032
Industrial Bank Co. Ltd./Hong Kong, 4.82%, 08/14/27, (1-day SOFR Index + 0.560%)(a)(d)	200	199,816
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	390	373,099
3.95%, 03/29/27	460	450,735
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	470	460,445
4.05%, 04/09/29	300	290,057
4.55%, 10/02/28	320	316,116
4.63%, 01/06/26(b)	455	454,197
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	395	400,119
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	200	204,410
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	200	192,350
5.71%, 01/15/26(b)	450	450,624
7.00%, 11/21/25(b)	200	204,229
Series XR, 4.00%, 09/23/29(b)	200	188,347
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)	200	197,738
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(a)	770	734,100
1.05%, 11/19/26, (1-day SOFR + 0.800%)(a)	820	787,662
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	1,159	1,090,442
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	1,188	1,133,668
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	245	222,688
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	490	458,902
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	650	587,821
2.95%, 10/01/26	920	893,895
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	500	479,879
3.20%, 06/15/26	440	430,850
3.30%, 04/01/26	771	757,300
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	670	643,750
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	1,187	1,151,399
3.63%, 12/01/27	355	343,003
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	775	736,907
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	$905	$885,293
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(a)	793	784,817
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	340	330,589
4.13%, 12/15/26	470	465,301
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	800	781,386
4.25%, 10/01/27	175	173,516
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	1,296	1,282,176
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	840	825,741
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	375	372,490
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	600	590,738
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	725	715,217
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	1,450	1,452,290
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	185	185,889
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	825	827,368
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	725	728,052
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	335	336,754
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	765	776,006
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	735	748,053
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	800	820,241
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	685	701,751
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	655	683,056
7.63%, 10/15/26	300	316,749
8.00%, 04/29/27	300	323,651
JPMorgan Chase Bank NA, 5.11%, 12/08/26	500	505,826
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	400	381,153
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)	200	197,979
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(b)	305	311,303
KEB Hana Bank
1.25%, 12/16/26(d)	200	186,160
3.25%, 03/30/27(d)	200	193,724
5.75%, 10/24/28(d)	200	207,009
KeyBank NA/Cleveland OH
4.39%, 12/14/27	250	244,449
5.85%, 11/15/27	450	461,030
KeyCorp
2.25%, 04/06/27	200	187,765
2.55%, 10/01/29	200	177,973
4.10%, 04/30/28	180	174,842
KFH Sukuk Co., 5.01%, 01/17/29(d)	200	201,194
Kodit Global the1st Securitization Specialty Co. Ltd., 4.95%, 05/25/26(d)	200	199,895
Kookmin Bank
1.38%, 05/06/26(d)	400	380,387
4.50%, 02/01/29(d)	200	194,403
5.25%, 05/08/29(d)	200	203,824
Korea Development Bank (The)
0.80%, 07/19/26	200	187,559
1.00%, 09/09/26	400	374,721
2.25%, 02/24/27	200	190,601
3.00%, 01/13/26	800	785,104
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26	3,645	3,484,274
1.00%, 10/01/26	747	703,201
1.75%, 09/14/29	25	22,316
Security	Par (000)	Value
Banks (continued)
2.88%, 04/03/28	$250	$239,728
3.00%, 05/20/27	195	189,488
3.50%, 08/27/27	800	785,802
3.63%, 04/01/26	50	49,532
3.75%, 02/15/28	2,035	2,008,382
3.88%, 06/15/28	3,068	3,037,540
4.00%, 03/15/29(c)	1,438	1,427,005
4.13%, 01/31/28	85	84,758
4.38%, 03/01/27	1,105	1,109,866
4.63%, 08/07/26	1,478	1,487,766
5.00%, 03/16/26	10	10,090
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	60	57,426
1.38%, 10/12/28(d)	110	98,705
4.88%, 03/09/26(d)	50	50,227
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	362	344,557
1.00%, 02/25/28(d)	65	58,643
1.75%, 07/27/26	340	325,529
1.75%, 01/14/27(d)	220	208,402
3.00%, 05/21/29(d)	375	355,895
3.88%, 09/28/27	142	140,707
3.88%, 06/14/28	1,030	1,018,818
4.63%, 04/17/29	5	5,081
Series 37, 2.50%, 11/15/27	1,085	1,032,561
LG Electronics Inc., 5.63%, 04/24/27(d)	200	203,116
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	560	532,708
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(a)	365	351,024
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	515	501,356
4.38%, 03/22/28	545	535,042
4.65%, 03/24/26	648	643,284
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	400	404,648
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	395	404,533
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	545	558,912
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	595	606,079
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	355	350,639
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	90	96,870
Macquarie Bank Ltd.
3.90%, 01/15/26(b)(c)	240	237,795
5.21%, 06/15/26(b)	120	121,132
5.27%, 07/02/27(b)	245	249,401
5.39%, 12/07/26(b)	265	269,463
Macquarie Group Ltd.
1.34%, 01/12/27, (1-day SOFR + 1.069%)(a)(b)	420	402,146
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(c)	420	394,865
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)	210	195,043
3.76%, 11/28/28, (3-mo. LIBOR US + 1.372%)(a)(b)	370	357,229
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)	125	122,343
4.65%, 03/27/29, (3-mo. LIBOR US + 1.727%)(a)(b)(c)	10	9,880
5.03%, 01/15/30, (3-mo. LIBOR US + 1.750%)(a)(b)(c)	190	189,600
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	10	9,589
4.65%, 01/27/26	455	453,135
4.70%, 01/27/28	460	454,723

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.40%, 11/21/25	$250	$251,159
Mashreqbank PSC, 7.88%, 02/24/33, (5-year CMT + 3.997%)(a)(d)	200	213,429
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	200	193,062
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	825	781,156
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	560	527,934
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	375	356,005
2.76%, 09/13/26	200	193,456
3.20%, 07/18/29	500	466,281
3.29%, 07/25/27	135	130,889
3.68%, 02/22/27	200	196,287
3.74%, 03/07/29	300	289,392
3.85%, 03/01/26	700	692,858
3.96%, 03/02/28	350	342,817
4.05%, 09/11/28	290	284,612
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	365	359,119
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	535	538,490
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	200	202,915
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	200	202,835
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	390	396,766
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	400	407,794
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	400	378,772
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	360	341,040
2.84%, 09/13/26	200	193,722
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	25	22,683
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	215	198,651
3.17%, 09/11/27	300	287,755
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	200	186,184
3.48%, 04/12/26(b)	605	594,165
3.66%, 02/28/27	205	200,088
4.02%, 03/05/28	455	444,875
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	315	307,437
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	210	213,173
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	203,115
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	300	304,798
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	200	205,136
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	420	431,808
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	848	812,414
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	860	813,775
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	1,085	1,034,520
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	880	837,101
3.13%, 07/27/26	802	782,069
3.59%, 07/22/28(a)	1,105	1,071,063
3.63%, 01/20/27	925	907,767
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	980	948,346
3.88%, 01/27/26	845	837,356
3.95%, 04/23/27	789	774,679
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	870	858,948
4.35%, 09/08/26	600	595,934
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	900	882,209
4.65%, 10/18/30, (1-day SOFR +1.100%)(a)	900	888,079
5.00%, 11/24/25	535	536,411
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	675	677,355
Security	Par (000)	Value
Banks (continued)
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)	$625	$626,810
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	917	924,569
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	935	943,117
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	830	837,249
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	665	678,069
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	420	428,271
5.66%, 04/18/30, (1-day SOFR +1.260%)(a)	640	657,219
6.25%, 08/09/26	340	349,271
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	400	416,305
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	515	542,366
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	1,000	994,863
4.75%, 04/21/26	350	351,188
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	425	426,799
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)	250	251,227
5.50%, 05/26/28, (1-day SOFR +0.865%)(a)	500	508,576
5.88%, 10/30/26	500	512,480
Movida Europe SA, 7.85%, 04/11/29(d)	200	189,336
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.100%)(a)(d)	250	252,736
National Australia Bank Ltd.
1.89%, 01/12/27(b)	490	463,314
3.50%, 01/10/27(b)	60	58,747
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(b)	400	375,481
National Australia Bank Ltd./New York
2.50%, 07/12/26	485	469,618
3.38%, 01/14/26	250	246,553
3.91%, 06/09/27	485	478,101
4.75%, 12/10/25	250	250,397
4.79%, 01/10/29	250	251,976
4.90%, 06/13/28	370	373,911
4.94%, 01/12/28	310	313,358
4.97%, 01/12/26	250	251,125
5.09%, 06/11/27	250	253,865
National Bank of Canada
4.50%, 10/10/29	250	244,980
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	250	252,945
5.60%, 12/18/28	250	256,470
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(d)	200	202,922
National Securities Clearing Corp.
4.90%, 06/26/29(b)	250	252,646
5.00%, 05/30/28(b)	250	252,681
5.10%, 11/21/27(b)	270	273,491
5.15%, 06/26/26(b)	250	252,140
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	515	489,117
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	300	287,105
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)	400	388,588
4.80%, 04/05/26	205	205,006
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)	575	571,074
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	400	396,508
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)	410	408,203
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	325	329,836
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	202,894
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	415	425,158
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)	430	434,933
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	305	315,679
7.47%, 11/10/26, (1-year CMT + 2.850%)(a)	525	537,469
NatWest Markets PLC
1.60%, 09/29/26(b)	435	410,266
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.41%, 05/17/29(b)	$235	$239,403
5.42%, 05/17/27(b)	270	274,045
NBK SPC Ltd., 1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	188,031
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(a)(d)(f)	400	392,329
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(d)(f)	200	190,066
NCB Tier 1 Sukuk Ltd., 3.50%, (6-year CMT + 2.889%)(a)(d)(f)	400	382,159
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	335	325,772
NongHyup Bank
4.25%, 07/06/27(d)	200	197,956
4.88%, 07/03/28(d)	200	200,661
Nordea Bank Abp
1.50%, 09/30/26(b)	360	339,313
4.38%, 09/10/29(b)	200	196,261
5.00%, 03/19/27(b)	200	201,953
5.38%, 09/22/27(b)	410	417,087
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	191,329
4.87%, 09/14/27(b)	210	209,187
5.09%, 10/16/29(b)	200	200,218
5.43%, 03/09/28(b)	200	202,378
Northern Trust Corp.
3.15%, 05/03/29	25	23,567
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	192	184,302
4.00%, 05/10/27	380	376,395
NRW Bank
0.88%, 03/09/26(d)	395	376,387
3.88%, 05/26/26(d)	80	79,299
4.63%, 11/04/25(d)	96	95,954
4.63%, 03/08/27(d)	320	321,782
Oesterreichische Kontrollbank AG
0.50%, 02/02/26	320	304,677
3.63%, 09/09/27	70	68,821
3.75%, 09/05/29	40	39,150
4.13%, 01/20/26	30	29,877
4.13%, 01/18/29	480	477,277
4.25%, 03/01/28	185	185,126
4.63%, 11/03/25	40	40,030
4.75%, 05/21/27	550	556,675
5.00%, 10/23/26	225	228,003
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(d)	200	206,876
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(d)	200	212,523
Oversea-Chinese Banking Corp. Ltd.
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	200	197,909
5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(d)	200	203,056
PNC Bank NA
3.25%, 01/22/28	325	310,568
4.05%, 07/26/28	250	243,377
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	270	253,970
2.60%, 07/23/26	280	270,709
3.15%, 05/19/27	170	163,920
3.45%, 04/23/29	460	436,643
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	754	753,341
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)	325	327,081
Security	Par (000)	Value
Banks (continued)
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	$355	$359,569
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	456	463,275
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	415	423,497
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	807	824,539
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	405	419,388
QIB Sukuk Ltd., 5.58%, 11/22/28(d)	400	414,567
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(d)	200	204,735
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	382,563
2.75%, 02/12/27(d)	200	191,257
4.88%, 01/30/29(d)	200	200,318
6.06%, 04/02/29, (1-day SOFR + 1.200%)(a)	400	400,579
Regions Financial Corp.
1.80%, 08/12/28	35	31,162
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	155	157,230
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(d)(f)	200	189,765
Rizal Commercial Banking Corp., 5.50%, 01/18/29(d)	200	203,435
Royal Bank of Canada
0.88%, 01/20/26	380	363,551
1.15%, 07/14/26	350	330,974
1.20%, 04/27/26	628	597,918
1.40%, 11/02/26	315	296,365
2.05%, 01/21/27(c)	250	237,189
3.63%, 05/04/27	450	440,089
4.24%, 08/03/27	455	451,635
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	165	164,503
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	175	174,052
4.65%, 01/27/26	472	469,883
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	450	445,519
4.88%, 01/12/26	495	496,932
4.88%, 01/19/27	200	201,647
4.90%, 01/12/28	449	451,622
4.95%, 02/01/29	200	202,025
4.97%, 08/02/30, (1-day SOFR +1.000%)(a)	325	325,835
5.07%, 07/23/27, (1-day SOFR +0.790%)(a)	325	327,014
5.20%, 07/20/26	295	298,462
5.20%, 08/01/28	285	289,705
6.00%, 11/01/27	468	486,231
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	346	326,184
3.24%, 10/05/26	300	289,835
4.40%, 07/13/27	395	389,235
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	300	296,961
6.12%, 05/31/27, (1-day SOFR +1.232%)(a)	145	147,156
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	140	143,311
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	375	386,652
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	220	228,224
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)(c)	427	404,302
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	545	513,778
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(a)	235	226,437
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	240	236,326
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	480	498,874
Security Bank Corp., 5.50%, 05/14/29(d)	200	204,618

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.400%)(a)(d)	$250	$254,989
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	187,577
3.75%, 09/20/27(d)	200	192,718
3.88%, 03/24/26(d)	200	196,512
4.00%, 04/23/29(d)	200	189,875
4.50%, 03/26/28(d)	200	195,367
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	200	191,491
2.88%, (5-year CMT + 2.064%)(a)(d)(f)	200	192,084
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27(b)	210	212,490
5.38%, 03/05/29(b)	200	203,220
SNB Funding Ltd., 6.04%, 07/11/29, (1-day SOFR + 1.200%)(a)(d)	200	199,405
SNB Sukuk Ltd.
2.34%, 01/19/27(d)	400	380,606
5.13%, 02/27/29(d)	200	202,641
Societe Generale SA
1.49%, 12/14/26, (1-year CMT + 1.100%)(a)(b)	645	617,577
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)	480	453,988
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)	425	402,503
4.00%, 01/12/27(b)	365	355,411
4.25%, 08/19/26(b)	225	220,161
4.68%, 06/15/27(b)	395	394,426
4.75%, 11/24/25(b)	125	123,973
4.75%, 09/14/28(b)	200	196,958
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)	200	200,683
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)	200	201,588
6.45%, 01/12/27, (1-year CMT + 2.300%)(a)(b)	400	404,911
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(b)	480	494,606
Standard Chartered PLC
1.46%, 01/14/27, (1-year CMT + 1.000%)(a)(b)	615	588,202
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(b)	510	484,061
4.05%, 04/12/26(b)	205	202,652
4.31%, 05/21/30, (3-mo. LIBOR US + 1.910%)(a)(b)	200	193,024
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)	450	444,443
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)	295	298,868
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(b)	505	510,934
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(b)	525	534,446
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(b)	630	651,017
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(b)	200	207,033
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(b)	200	213,450
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(b)	230	246,961
State Bank of India/London
1.80%, 07/13/26(d)	400	379,704
5.00%, 01/17/29(d)	200	200,427
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	320	301,180
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	235	222,957
2.65%, 05/19/26	250	243,291
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	75	73,184
4.33%, 10/22/27	250	248,615
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)	265	262,997
4.99%, 03/18/27	295	297,751
5.27%, 08/03/26	360	364,467
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	335	345,468
5.75%, 11/04/26, (1-day SOFR + 1.353%)(a)	170	171,590
Security	Par (000)	Value
Banks (continued)
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	$230	$237,240
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	255	243,772
1.40%, 09/17/26	790	744,600
1.90%, 09/17/28	740	664,633
2.17%, 01/14/27	330	312,642
2.47%, 01/14/29	200	182,343
2.63%, 07/14/26	825	797,572
2.72%, 09/27/29	200	181,176
3.01%, 10/19/26	200	193,946
3.04%, 07/16/29	490	452,214
3.20%, 09/17/29(c)	100	92,280
3.35%, 10/18/27	112	107,906
3.36%, 07/12/27	810	785,206
3.45%, 01/11/27	245	238,941
3.54%, 01/17/28	40	38,545
3.78%, 03/09/26	645	637,493
3.94%, 07/19/28	200	194,440
4.31%, 10/16/28	275	271,326
5.32%, 07/09/29	200	204,080
5.46%, 01/13/26	470	474,152
5.52%, 01/13/28	600	612,770
5.72%, 09/14/28	405	417,541
5.80%, 07/13/28	200	206,531
5.88%, 07/13/26	200	203,842
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	275	258,584
1.55%, 03/25/26(b)	200	191,300
2.80%, 03/10/27(b)	210	200,938
4.45%, 09/10/27(b)	200	198,479
4.50%, 09/10/29(b)	225	221,489
4.95%, 09/15/27(b)	230	231,188
5.20%, 03/07/27(b)	210	212,277
5.20%, 03/07/29(b)	200	202,635
5.50%, 03/09/28(b)	200	204,039
5.55%, 09/14/28(b)	200	204,899
5.65%, 03/09/26(b)	340	343,703
5.65%, 09/14/26(b)	200	202,959
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	310	293,481
3.95%, 06/10/27(b)	265	261,623
5.13%, 05/28/27(b)	260	263,753
5.50%, 06/15/28(b)	415	422,528
Swedbank AB
1.54%, 11/16/26(b)	410	386,539
5.34%, 09/20/27(b)	255	258,183
5.41%, 03/14/29(b)	200	202,866
5.47%, 06/15/26(b)	200	202,806
6.14%, 09/12/26(b)	200	204,602
Synchrony Bank, 5.63%, 08/23/27	335	337,550
Synovus Bank, 5.63%, 02/15/28	250	248,603
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	200	199,202
8.00%, 01/16/29(d)	200	208,502
8.99%, 08/02/34, (5-year CMT + 4.327%)(a)(d)	200	207,769
9.50%, 08/01/26(d)	200	212,745
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(a)	135	127,458
Toronto-Dominion Bank (The)
0.75%, 01/06/26	520	496,226
1.20%, 06/03/26	490	463,877
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.25%, 09/10/26	$600	$564,338
1.95%, 01/12/27	230	217,152
2.80%, 03/10/27	464	445,062
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	175	169,793
4.11%, 06/08/27	490	483,248
4.69%, 09/15/27	595	594,031
4.98%, 04/05/27	250	251,768
4.99%, 04/05/29	255	256,521
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	250	245,695
5.16%, 01/10/28	355	358,674
5.26%, 12/11/26	100	101,284
5.52%, 07/17/28	315	322,252
5.53%, 07/17/26	635	643,511
Truist Bank, 4.05%, 11/03/25	310	308,164
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	540	514,864
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	325	292,245
3.88%, 03/19/29	115	109,570
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	350	343,993
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	675	672,660
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	470	475,826
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	255	259,752
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	470	503,891
Turkiye Garanti Bankasi AS, 8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(d)	200	204,050
Turkiye Is Bankasi AS, 7.75%, 06/12/29(d)	200	206,773
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(d)	200	201,756
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(d)	200	206,617
9.00%, 10/12/28(d)	200	215,055
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	555	524,814
3.00%, 07/30/29	305	279,641
3.10%, 04/27/26	413	402,869
3.90%, 04/26/28	80	77,671
3.95%, 11/17/25	390	387,356
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	735	730,375
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	465	462,210
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)	415	416,467
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	415	421,614
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	490	503,965
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	135	140,182
Series V, 2.38%, 07/22/26	120	115,823
Series X, 3.15%, 04/27/27	85	82,303
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	350	348,789
UBS AG/London
1.25%, 06/01/26	305	289,575
5.65%, 09/11/28	250	257,610
UBS AG/Stamford CT
1.25%, 08/07/26	592	558,788
5.00%, 07/09/27	420	423,530
7.50%, 02/15/28	925	996,409
UBS Group AG
1.31%, 02/02/27, (1-day SOFR Index + 0.980%)(a)(b)	680	649,181
1.36%, 01/30/27, (1-year CMT + 1.080%)(a)(b)	385	367,874
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	640	601,835
3.13%, 08/13/30, (3-mo. LIBOR US + 1.468%)(a)(b)	420	385,316
Security	Par (000)	Value
Banks (continued)
3.87%, 01/12/29, (3-mo. LIBOR US + 1.410%)(a)(b)	$670	$647,399
4.13%, 04/15/26(b)	595	588,604
4.25%, 03/23/28(b)	505	494,519
4.28%, 01/09/28(b)(c)	765	748,426
4.55%, 04/17/26	725	722,172
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)	545	542,503
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(b)	435	432,763
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)	520	527,429
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(a)(b)	120	122,569
5.71%, 01/12/27, (1-year CMT + 1.550%)(a)(b)	600	604,481
6.25%, 09/22/29, (1-year CMT + 1.800%)(a)(b)	510	532,367
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(b)	400	411,551
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(b)	545	565,832
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(a)(b)	290	276,316
4.63%, 04/12/27(b)	15	14,827
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)	330	328,584
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)	350	366,019
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	194,037
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	190,551
1.75%, 03/16/31, (5-year CMT + 1.520%)(a)(d)	200	191,127
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)	200	188,331
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(a)	95	80,716
Wachovia Corp., 7.57%, 08/01/26(g)	125	130,458
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	675	635,094
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	1,000	906,673
3.00%, 04/22/26	1,260	1,230,157
3.00%, 10/23/26	1,130	1,094,394
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	905	882,474
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	1,225	1,188,576
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	850	823,832
4.10%, 06/03/26	737	728,912
4.15%, 01/24/29	725	707,010
4.30%, 07/22/27	1,020	1,006,095
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	814	812,830
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	785	793,044
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	1,360	1,388,442
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	945	963,298
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	790	827,949
Wells Fargo Bank NA
4.81%, 01/15/26	500	501,150
5.25%, 12/11/26	500	507,501
5.45%, 08/07/26	670	680,021
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)	180	166,779
Westpac Banking Corp.
1.15%, 06/03/26	530	503,438
1.95%, 11/20/28	400	362,105
2.70%, 08/19/26	290	281,500
2.85%, 05/13/26	460	449,190
3.35%, 03/08/27	390	380,542

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.40%, 01/25/28	$385	$371,545
4.04%, 08/26/27	360	356,149
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	250	236,586
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	495	487,182
5.05%, 04/16/29	340	346,030
5.20%, 04/16/26	355	358,589
5.46%, 11/18/27	387	397,352
5.51%, 11/17/25	370	373,945
5.54%, 11/17/28	325	336,950
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	205	205,274
5.13%, 02/26/27(b)	200	201,934
5.20%, 02/28/29(b)	200	202,637
Woori Bank
0.75%, 02/01/26(d)	200	190,117
2.00%, 01/20/27(d)	200	188,861
4.75%, 01/24/29(d)	200	199,780
4.88%, 01/26/28(d)	200	200,370
5.13%, 08/06/28(d)	200	198,695
6.38%, (5-year CMT + 2.277%)(a)(d)(f)	200	205,023
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(d)	200	202,221
9.25%, 10/16/28(d)	200	217,470
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	210,264
		380,913,963
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(d)	200	176,524
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28(c)	535	526,350
4.75%, 01/23/29	1,250	1,255,811
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	145	145,799
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(d)	200	192,029
Coca-Cola Co. (The)
1.00%, 03/15/28	294	264,310
1.45%, 06/01/27	565	527,583
1.50%, 03/05/28(c)	30	27,320
2.13%, 09/06/29	300	269,914
2.90%, 05/25/27	100	96,684
3.38%, 03/25/27	365	357,522
Coca-Cola Consolidated Inc.
3.80%, 11/25/25	147	145,588
5.25%, 06/01/29	155	157,473
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	200	186,535
Coca-Cola Icecek A/S, 4.50%, 01/20/29(d)	200	192,146
Constellation Brands Inc.
3.15%, 08/01/29	250	231,674
3.50%, 05/09/27	245	237,855
3.60%, 02/15/28	330	317,955
3.70%, 12/06/26(c)	55	53,900
4.35%, 05/09/27	289	286,312
4.40%, 11/15/25	165	164,203
4.65%, 11/15/28	100	99,160
4.75%, 12/01/25	30	29,948
4.80%, 01/15/29	125	124,786
5.00%, 02/02/26	120	119,945
Diageo Capital PLC
2.38%, 10/24/29	300	270,039
Security	Par (000)	Value
Beverages (continued)
5.30%, 10/24/27	$350	$358,478
5.38%, 10/05/26	210	213,212
Heineken NV, 3.50%, 01/29/28(b)(c)	345	333,923
JDE Peet's NV, 1.38%, 01/15/27(b)	330	305,656
Keurig Dr Pepper Inc.
2.55%, 09/15/26	170	163,577
3.40%, 11/15/25	25	24,680
3.43%, 06/15/27	15	14,546
3.95%, 04/15/29	250	241,733
4.60%, 05/25/28	495	492,462
5.05%, 03/15/29	140	141,361
5.10%, 03/15/27	125	126,317
Molson Coors Beverage Co., 3.00%, 07/15/26	621	604,350
PepsiCo Inc.
2.38%, 10/06/26	70	67,505
2.63%, 03/19/27	25	24,011
2.63%, 07/29/29	300	275,817
2.85%, 02/24/26	397	389,152
3.00%, 10/15/27	415	400,367
3.60%, 02/18/28	315	307,235
4.45%, 05/15/28(c)	245	245,948
4.50%, 07/17/29(c)	250	251,047
4.55%, 02/13/26	290	290,611
5.13%, 11/10/26	245	248,684
5.25%, 11/10/25	235	236,924
7.00%, 03/01/29	145	159,294
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	125	124,821
4.65%, 02/16/27	165	165,945
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	150	133,357
Pernod Ricard SA, 3.25%, 06/08/26(b)	150	146,725
Primo Water Holdings Inc., 4.38%, 04/30/29(b)	255	240,004
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	210	212,362
Triton Water Holdings Inc., 6.25%, 04/01/29(b)	235	232,146
		13,629,615
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	460	411,779
2.20%, 02/21/27	615	583,863
2.60%, 08/19/26	507	489,536
3.00%, 02/22/29	515	481,215
3.20%, 11/02/27	165	158,693
4.05%, 08/18/29	350	339,211
5.15%, 03/02/28	1,145	1,160,883
5.51%, 03/02/26	400	399,946
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	205	198,633
CSL Finance PLC, 3.85%, 04/27/27(b)	195	190,672
Emergent BioSolutions Inc., 3.88%, 08/15/28(b)	125	100,571
Gilead Sciences Inc.
1.20%, 10/01/27	55	50,093
2.95%, 03/01/27	435	419,805
3.65%, 03/01/26	1,033	1,019,866
Illumina Inc.
4.65%, 09/09/26	100	99,714
5.75%, 12/13/27	105	107,771
5.80%, 12/12/25	5	5,045
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
1.75%, 09/02/27	$212	$195,326
5.15%, 09/02/29	100	100,625
		6,513,247
Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(b)(c)	165	104,339
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(b)(c)	175	184,203
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	200	201,095
Carrier Global Corp., 2.49%, 02/15/27	370	353,776
Cemex SAB de CV, 9.13%, (5-year CMT + 5.157%)(a)(d)(f)	200	212,957
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(d)(f)	600	583,427
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)(c)	115	102,726
9.50%, 08/15/29(b)	150	154,797
CP Atlas Buyer Inc., 7.00%, 12/01/28(b)(c)	180	164,749
CRH America Finance Inc.
3.40%, 05/09/27(b)	205	198,576
3.95%, 04/04/28(b)	225	218,832
CRH SMW Finance DAC, 5.20%, 05/21/29	200	202,674
Eco Material Technologies Inc., 7.88%, 01/31/27(b)	185	186,226
Fortune Brands Innovations Inc., 3.25%, 09/15/29	150	139,160
Griffon Corp., 5.75%, 03/01/28	295	289,648
Holcim Finance U.S. LLC, 3.50%, 09/22/26(b)	55	53,684
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(d)	200	192,669
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	70	67,956
Jeld-Wen Inc., 4.88%, 12/15/27(b)	120	116,146
Johnson Controls International PLC, 3.90%, 02/14/26	300	296,551
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	195	200,359
Lennox International Inc.
1.70%, 08/01/27	195	179,836
5.50%, 09/15/28	195	199,746
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(d)	200	194,501
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	125	116,973
Martin Marietta Materials Inc.
3.45%, 06/01/27	10	9,697
3.50%, 12/15/27	180	174,026
Masco Corp.
1.50%, 02/15/28	200	180,382
3.50%, 11/15/27	50	48,132
Mohawk Industries Inc., 5.85%, 09/18/28	185	190,825
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(b)	200	193,687
9.75%, 07/15/28(b)	100	101,548
Owens Corning
3.40%, 08/15/26	185	180,912
3.95%, 08/15/29	100	95,869
5.50%, 06/15/27	70	71,366
Sisecam U.K. PLC, 8.25%, 05/02/29(d)	200	204,999
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	325	322,520
Security	Par (000)	Value
Building Materials (continued)
Standard Industries Inc./New York
4.75%, 01/15/28(b)	$330	$318,236
5.00%, 02/15/27(b)	295	288,984
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(b)	225	223,054
6.50%, 03/15/27(b)	105	104,945
Trane Technologies Financing Ltd.
3.50%, 03/21/26	90	88,613
3.80%, 03/21/29	120	115,904
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	170	165,013
Vulcan Materials Co., 3.90%, 04/01/27	75	73,834
West China Cement Ltd., 4.95%, 07/08/26(d)	200	151,328
		8,219,480
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	35	32,858
4.60%, 02/08/29	472	473,000
Albemarle Corp., 4.65%, 06/01/27	225	223,472
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(b)(e)	221	131,351
11.18%, 09/30/29, (10.43% cash and 11.18% PIK)(b)(e)	278	278,531
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	225,354
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	150	146,996
Bayport Polymers LLC, 4.74%, 04/14/27(b)(c)	55	54,089
Braskem Netherlands Finance BV, 4.50%, 01/10/28(d)	400	375,236
Cabot Corp., 4.00%, 07/01/29	55	53,187
Celanese U.S. Holdings LLC
1.40%, 08/05/26	140	131,581
6.17%, 07/15/27	617	630,940
6.33%, 07/15/29	200	206,946
6.35%, 11/15/28	400	413,981
CF Industries Inc., 4.50%, 12/01/26(b)	120	119,261
Chemours Co. (The)
5.38%, 05/15/27	190	182,516
5.75%, 11/15/28(b)	230	212,925
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	314	305,825
3.70%, 06/01/28(b)	15	14,418
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(d)	200	190,285
4.13%, 07/19/27(d)	600	587,501
5.13%, 03/14/28(d)	400	400,760
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	180	146,585
6.50%, 05/15/26(b)	70	68,997
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	184	176,007
Dow Chemical Co. (The), 4.80%, 11/30/28	160	160,319
DuPont de Nemours Inc.
4.49%, 11/15/25	730	727,765
4.73%, 11/15/28	475	474,719
Eastman Chemical Co.
4.50%, 12/01/28	130	128,266
5.00%, 08/01/29	65	65,212

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab Inc.
1.65%, 02/01/27	$395	$371,455
2.70%, 11/01/26	30	28,968
3.25%, 12/01/27	20	19,266
5.25%, 01/15/28	355	362,806
Element Solutions Inc., 3.88%, 09/01/28(b)	275	264,881
FMC Corp.
3.20%, 10/01/26	25	24,181
3.45%, 10/01/29	50	46,011
5.15%, 05/18/26	185	185,537
GPD Companies Inc., 10.13%, 04/01/26(b)	155	147,325
Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, 07/18/29(d)	200	202,004
HB Fuller Co.
4.00%, 02/15/27	105	102,012
4.25%, 10/15/28	55	52,116
Herens Holdco SARL, 4.75%, 05/15/28(b)	120	104,938
Huntsman International LLC, 4.50%, 05/01/29	200	192,144
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(b)	155	157,020
INEOS Finance PLC
6.75%, 05/15/28(b)	150	151,157
7.50%, 04/15/29(b)	200	206,673
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	130	137,704
Ingevity Corp., 3.88%, 11/01/28(b)	180	165,871
Innophos Holdings Inc., 9.38%, 02/15/28(b)(c)	95	89,631
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	435	398,391
4.45%, 09/26/28	45	44,295
Iris Holdings Inc., 8.75%, 02/15/26, (9.50% PIK)(b)(e)	55	51,401
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(b)(c)(e)	83	69,830
Kraton Corp., 5.00%, 07/15/27(d)	200	201,415
LG Chem Ltd., 1.38%, 07/07/26(d)	200	188,116
Linde Inc./CT
3.20%, 01/30/26	270	266,074
4.70%, 12/05/25	320	320,419
LYB Finance Co. BV, 8.10%, 03/15/27(b)	106	112,268
LYB International Finance II BV, 3.50%, 03/02/27	265	257,321
Mativ Holdings Inc., 8.00%, 10/01/29(b)(c)	30	30,493
MEGlobal BV, 4.25%, 11/03/26(d)	400	391,601
Methanex Corp., 5.13%, 10/15/27	220	214,088
Minerals Technologies Inc., 5.00%, 07/01/28(b)	120	116,178
Mosaic Co. (The)
4.05%, 11/15/27	225	220,542
5.38%, 11/15/28(c)	177	180,071
Nutrien Ltd.
4.00%, 12/15/26	35	34,423
4.20%, 04/01/29	260	253,695
4.90%, 03/27/28	180	181,117
5.20%, 06/21/27	165	167,203
5.95%, 11/07/25	310	314,392
Olin Corp.
5.13%, 09/15/27	195	192,285
5.63%, 08/01/29	175	172,510
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	280	263,736
6.25%, 10/01/29(b)	200	192,417
7.13%, 10/01/27(b)	115	116,785
9.75%, 11/15/28(b)	505	535,937
Security	Par (000)	Value
Chemicals (continued)
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(d)	$200	$188,850
4.00%, 10/04/27(d)	200	191,726
PPG Industries Inc.
1.20%, 03/15/26	415	395,271
2.80%, 08/15/29	45	41,087
3.75%, 03/15/28	70	67,970
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	125	133,122
Rayonier AM Products Inc., 7.63%, 01/15/26(b)	157	157,112
Rohm & Haas Co., 7.85%, 07/15/29	155	172,091
RPM International Inc.
3.75%, 03/15/27	100	97,611
4.55%, 03/01/29	100	98,965
SABIC Capital II BV, 4.50%, 10/10/28(d)	400	394,752
Sasol Financing USA LLC
4.38%, 09/18/26	200	192,735
6.50%, 09/27/28	200	194,352
8.75%, 05/03/29(d)	400	412,535
SCIH Salt Holdings Inc.
4.88%, 05/01/28(b)	365	349,395
6.63%, 05/01/29(b)	200	193,916
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(b)	275	271,829
Sherwin-Williams Co. (The)
2.95%, 08/15/29	250	230,199
3.45%, 06/01/27	515	499,858
3.95%, 01/15/26	55	54,521
4.55%, 03/01/28	5	4,982
SNF Group SACA, 3.13%, 03/15/27(b)	150	142,637
Solvay Finance America LLC, 5.65%, 06/04/29(b)	200	204,552
TPC Group Inc., 13.00%, 12/16/27(b)	92	93,090
Tronox Inc., 4.63%, 03/15/29(b)	335	303,669
Westlake Corp., 3.60%, 08/15/26	365	357,270
WR Grace Holdings LLC
4.88%, 06/15/27(b)	220	215,769
5.63%, 08/15/29(b)	350	323,176
Yara International ASA, 4.75%, 06/01/28(b)	330	326,654
YPF SA, 9.00%, 06/30/29(d)	200	206,126
		22,353,408
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	110	116,186
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)	25	25,572
SunCoke Energy Inc., 4.88%, 06/30/29(b)	150	135,453
		277,211
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(d)	200	190,118
4.20%, 08/04/27(d)	200	190,953
4.38%, 07/03/29(d)	200	185,590
ADT Security Corp. (The), 4.13%, 08/01/29(b)	275	257,145
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	121	118,593
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(b)	200	200,231
Albion Financing 2 SARL, 8.75%, 04/15/27(b)	135	137,941
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	285	260,804
9.75%, 07/15/27(b)	305	305,674
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	$640	$600,073
Alta Equipment Group Inc., 9.00%, 06/01/29(b)	150	133,299
AMN Healthcare Inc.
4.00%, 04/15/29(b)(c)	105	96,826
4.63%, 10/01/27(b)	175	168,696
Ashtead Capital Inc.
1.50%, 08/12/26(b)	225	211,907
4.38%, 08/15/27(b)	315	310,407
Automatic Data Processing Inc., 1.70%, 05/15/28	205	187,082
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)(c)	160	150,237
5.38%, 03/01/29(b)(c)	180	167,610
5.75%, 07/15/27(b)	135	132,635
5.75%, 07/15/27(b)	140	136,710
8.25%, 01/15/30(b)(c)	80	81,674
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	200	200,414
Bidvest Group U.K. PLC, 3.63%, 09/23/26(d)	200	194,679
Block Financial LLC, 2.50%, 07/15/28	130	118,793
Block Inc., 2.75%, 06/01/26	330	318,079
Brink's Co. (The)
4.63%, 10/15/27(b)	225	218,548
6.50%, 06/15/29(b)	85	86,847
Carriage Services Inc., 4.25%, 05/15/29(b)	125	114,607
Champions Financing Inc., 8.75%, 02/15/29(b)(c)	180	181,713
Cintas Corp. No. 2, 3.70%, 04/01/27	300	294,657
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	995	991,729
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(d)	200	196,877
5.00%, 08/06/28(d)	200	201,632
CoreCivic Inc.
4.75%, 10/15/27	75	71,448
8.25%, 04/15/29	160	168,245
CPI CG Inc., 10.00%, 07/15/29(b)	95	99,998
Dcli Bidco LLC, 7.75%, 11/15/29(b)	80	81,366
Deluxe Corp., 8.00%, 06/01/29(b)	140	131,961
DP World Crescent Ltd.
3.88%, 07/18/29(d)	200	190,929
4.85%, 09/26/28(d)	200	199,291
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(a)(d)(f)	600	597,907
Element Fleet Management Corp.
5.64%, 03/13/27(b)	105	106,473
6.27%, 06/26/26(b)	180	183,569
6.32%, 12/04/28(b)	280	292,778
Equifax Inc.
2.60%, 12/15/25	192	187,356
4.80%, 09/15/29	115	113,913
5.10%, 12/15/27	295	297,326
5.10%, 06/01/28	225	226,435
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	350	362,050
ERAC USA Finance LLC
3.30%, 12/01/26(b)	240	233,581
3.80%, 11/01/25(b)	360	357,225
4.60%, 05/01/28(b)	310	309,152
5.00%, 02/15/29(b)	275	277,708
Experian Finance PLC, 4.25%, 02/01/29(b)	200	195,584
Security	Par (000)	Value
Commercial Services (continued)
Garda World Security Corp.
4.63%, 02/15/27(b)	$180	$175,233
6.00%, 06/01/29(b)	150	140,534
7.75%, 02/15/28(b)	150	154,885
9.50%, 11/01/27(b)	200	200,065
GEO Group Inc. (The), 8.63%, 04/15/29	195	203,905
Global Payments Inc.
1.20%, 03/01/26	400	381,571
2.15%, 01/15/27	260	245,596
3.20%, 08/15/29	400	368,156
4.45%, 06/01/28	60	58,942
4.80%, 04/01/26	250	249,570
4.95%, 08/15/27	164	164,580
5.30%, 08/15/29	100	100,836
Graham Holdings Co., 5.75%, 06/01/26(b)	130	130,003
Grand Canyon University, 5.13%, 10/01/28	125	117,149
GXO Logistics Inc.
1.65%, 07/15/26	175	165,741
6.25%, 05/06/29	230	237,490
Herc Holdings Inc.
5.50%, 07/15/27(b)	400	396,870
6.63%, 06/15/29(b)	215	220,095
Hertz Corp. (The)
4.63%, 12/01/26(b)	160	120,793
12.63%, 07/15/29(b)(c)	225	238,529
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(d)	200	187,629
HPHT Finance 21 Ltd., 2.00%, 03/19/26(d)	200	191,987
Korn Ferry, 4.63%, 12/15/27(b)	120	116,958
Matthews International Corp., 8.63%, 10/01/27(b)	50	51,522
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	220	210,690
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(d)	200	207,379
Moody's Corp., 3.25%, 01/15/28	175	168,708
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	275	255,923
PayPal Holdings Inc.
2.65%, 10/01/26	105	101,472
2.85%, 10/01/29	400	368,182
3.90%, 06/01/27	295	291,403
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)(c)	100	92,112
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	330	310,349
5.75%, 04/15/26(b)	405	405,288
6.25%, 01/15/28(b)(c)	405	404,594
PSA Treasury Pte Ltd., 2.50%, 04/12/26(d)	200	193,969
RELX Capital Inc., 4.00%, 03/18/29	210	204,314
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	325	327,346
10.88%, 08/01/29(b)	150	147,876
S&P Global Inc.
2.45%, 03/01/27	519	495,146
2.70%, 03/01/29	355	327,716
2.95%, 01/22/27	69	66,759
4.25%, 05/01/29	275	270,144
Service Corp. International/U.S.
4.63%, 12/15/27	185	181,146
5.13%, 06/01/29	225	220,891
7.50%, 04/01/27	55	57,709

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(b)	$155	$152,697
Sodexo Inc., 1.63%, 04/16/26(b)	255	242,461
Sotheby's, 7.38%, 10/15/27(b)	255	247,642
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	105	92,282
StoneMor Inc., 8.50%, 05/15/29(b)	125	111,296
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27(b)(c)	215	207,567
4.13%, 02/02/26(b)(c)	5	4,947
TriNet Group Inc., 3.50%, 03/01/29(b)	150	136,828
Triton Container International Ltd., 2.05%, 04/15/26(b)	237	226,103
UL Solutions Inc., 6.50%, 10/20/28(b)	105	110,202
United Rentals North America Inc.
3.88%, 11/15/27	225	216,600
4.88%, 01/15/28	500	488,996
5.50%, 05/15/27	150	149,748
Upbound Group Inc., 6.38%, 02/15/29(b)	150	142,698
Verisk Analytics Inc., 4.13%, 03/15/29	100	97,761
VM Consolidated Inc., 5.50%, 04/15/29(b)(c)	100	96,711
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(b)	260	259,390
Williams Scotsman Inc.
4.63%, 08/15/28(b)	170	162,744
6.63%, 06/15/29(b)	80	81,235
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	400	383,621
		25,566,359
Computers — 0.6%
Accenture Capital Inc.
3.90%, 10/04/27	155	153,079
4.05%, 10/04/29	350	342,179
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	130	126,148
Apple Inc.
0.70%, 02/08/26	1,062	1,013,797
1.20%, 02/08/28	930	842,183
1.40%, 08/05/28	810	727,657
2.05%, 09/11/26	545	522,808
2.20%, 09/11/29	525	475,031
2.45%, 08/04/26	895	866,631
2.90%, 09/12/27	320	308,012
3.00%, 06/20/27	300	290,537
3.00%, 11/13/27	355	341,872
3.20%, 05/11/27	390	379,690
3.25%, 02/23/26	462	455,674
3.25%, 08/08/29	25	23,793
3.35%, 02/09/27	910	891,376
4.00%, 05/10/28	565	560,131
4.42%, 05/08/26	12	12,003
ASGN Inc., 4.63%, 05/15/28(b)	180	172,005
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	74	70,931
4.00%, 07/01/29(b)	155	147,970
CA Magnum Holdings, 5.38%, 10/31/26(d)	400	392,979
CGI Inc., 1.45%, 09/14/26	45	42,315
Crowdstrike Holdings Inc., 3.00%, 02/15/29	240	218,288
Dell Inc., 7.10%, 04/15/28	45	48,174
Dell International LLC/EMC Corp.
4.90%, 10/01/26	625	626,716
5.25%, 02/01/28	437	443,789
5.30%, 10/01/29	550	558,940
Security	Par (000)	Value
Computers (continued)
6.02%, 06/15/26	$637	$647,545
6.10%, 07/15/27	145	150,031
DXC Technology Co.
1.80%, 09/15/26	235	220,933
2.38%, 09/15/28	155	137,925
Fortinet Inc., 1.00%, 03/15/26	255	242,346
Gartner Inc.
3.63%, 06/15/29(b)	155	144,695
4.50%, 07/01/28(b)	315	307,372
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	45	42,972
6.00%, 06/04/29	125	128,399
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	147	140,820
4.40%, 09/25/27	325	322,279
4.45%, 09/25/26	300	298,661
4.55%, 10/15/29	575	564,112
5.25%, 07/01/28	210	212,574
HP Inc.
1.45%, 06/17/26	10	9,480
3.00%, 06/17/27	340	325,968
4.00%, 04/15/29	300	289,409
4.75%, 01/15/28(c)	390	390,849
IBM International Capital Pte Ltd.
4.60%, 02/05/27	200	200,408
4.60%, 02/05/29	200	199,320
4.70%, 02/05/26	195	195,120
International Business Machines Corp.
1.70%, 05/15/27	120	111,850
2.20%, 02/09/27	393	373,069
3.30%, 05/15/26	985	966,343
3.30%, 01/27/27	125	121,769
3.45%, 02/19/26	500	493,162
3.50%, 05/15/29	955	907,531
4.15%, 07/27/27	215	212,730
4.50%, 02/06/26	295	294,580
4.50%, 02/06/28	435	434,331
6.22%, 08/01/27	20	20,859
KBR Inc., 4.75%, 09/30/28(b)	75	72,094
Kyndryl Holdings Inc.
2.05%, 10/15/26	219	207,191
2.70%, 10/15/28	100	90,985
NCR Atleos Corp., 9.50%, 04/01/29(b)	415	456,952
NCR Voyix Corp.
5.00%, 10/01/28(b)	235	225,878
5.13%, 04/15/29(b)	104	99,263
NetApp Inc., 2.38%, 06/22/27(c)	108	102,035
Science Applications International Corp., 4.88%, 04/01/28(b)	120	117,561
Seagate HDD Cayman
3.13%, 07/15/29	55	48,099
4.09%, 06/01/29	59	55,642
4.88%, 06/01/27	200	197,487
Unisys Corp., 6.88%, 11/01/27(b)	165	161,484
Vericast Corp/Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 12/15/30, (5.00% cash and 10.00% PIK)(b)(e)	114	134,452
Virtusa Corp., 7.13%, 12/15/28(b)	125	121,328
Western Digital Corp.
2.85%, 02/01/29	155	137,208
4.75%, 02/15/26	677	668,566
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Wipro IT Services LLC, 1.50%, 06/23/26(d)	$200	$189,385
		23,247,760
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	155	150,414
4.60%, 03/01/28	100	101,359
4.80%, 03/02/26	110	110,670
Conopco Inc., Series E, 7.25%, 12/15/26	60	63,174
Coty Inc., 5.00%, 04/15/26(b)	225	223,874
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	155	149,503
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	150	140,226
5.50%, 06/01/28(b)	225	222,177
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27	40	38,749
4.38%, 05/15/28	125	123,915
Haleon U.S. Capital LLC
3.38%, 03/24/27	735	713,491
3.38%, 03/24/29	265	250,408
Kenvue Inc.
5.05%, 03/22/28	400	407,078
5.35%, 03/22/26	380	384,244
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	200	46,252
Prestige Brands Inc., 5.13%, 01/15/28(b)	120	117,647
Procter & Gamble Co. (The)
1.00%, 04/23/26	222	212,119
1.90%, 02/01/27	225	213,673
2.45%, 11/03/26	120	115,803
2.70%, 02/02/26(c)	265	259,996
2.80%, 03/25/27	265	256,298
2.85%, 08/11/27	215	206,998
3.95%, 01/26/28	110	108,759
4.10%, 01/26/26	100	99,839
4.15%, 10/24/29	150	148,993
4.35%, 01/29/29	150	150,146
Unilever Capital Corp.
2.00%, 07/28/26	250	240,282
2.13%, 09/06/29	240	214,372
2.90%, 05/05/27	230	221,841
3.50%, 03/22/28	400	387,742
4.25%, 08/12/27	100	99,628
4.88%, 09/08/28	305	308,861
		6,488,531
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28(b)	225	213,868
BCPE Empire Holdings Inc., 7.63%, 05/01/27(b)	220	221,287
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	175	172,540
Ferguson Finance PLC, 4.50%, 10/24/28(b)	205	200,515
Fujian Zhanglong Group Co. Ltd., 6.70%, 09/02/26(d)	200	203,887
Gates Corp./DE, 6.88%, 07/01/29(b)	145	149,172
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	375	346,424
LKQ Corp., 5.75%, 06/15/28	200	203,811
Mitsubishi Corp.
1.13%, 07/15/26(b)(c)	420	395,187
5.00%, 07/05/28(b)	400	403,668
5.00%, 07/02/29(b)	210	212,410
Security	Par (000)	Value
Distribution & Wholesale (continued)
Mitsui & Co. Ltd., 4.40%, 09/12/29(d)	$200	$196,788
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(b)	180	184,769
Sumitomo Corp.
1.55%, 07/06/26(d)	400	378,962
5.05%, 07/03/29(d)	200	201,614
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(b)	200	200,255
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	150	154,270
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(b)(h)(i)	320	47,986
9.00%, 11/15/26(b)(h)(i)	463	192,759
		4,280,172
Diversified Financial Services — 1.8%
abrdn PLC, 4.25%, 06/30/28(d)	200	189,634
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	345	331,706
2.45%, 10/29/26	1,295	1,236,042
3.00%, 10/29/28	1,140	1,057,793
3.65%, 07/21/27(c)	540	523,841
3.88%, 01/23/28	235	227,521
4.63%, 10/15/27	115	114,112
4.63%, 09/10/29	370	362,306
5.10%, 01/19/29	210	210,507
5.75%, 06/06/28	255	261,504
6.10%, 01/15/27	155	158,925
6.45%, 04/15/27	220	227,727
AG Issuer LLC, 6.25%, 03/01/28(b)	200	195,530
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)	158	163,182
Air Lease Corp.
1.88%, 08/15/26	422	400,973
2.10%, 09/01/28	280	252,022
2.20%, 01/15/27	377	356,463
2.88%, 01/15/26	549	536,008
3.25%, 10/01/29	150	138,485
3.63%, 04/01/27	25	24,380
3.63%, 12/01/27	15	14,474
3.75%, 06/01/26	245	240,808
4.63%, 10/01/28	55	54,401
5.10%, 03/01/29	150	150,872
5.30%, 06/25/26	100	100,841
5.30%, 02/01/28	280	283,817
5.85%, 12/15/27	375	385,902
Aircastle Ltd.
2.85%, 01/26/28(b)	325	301,547
4.25%, 06/15/26	145	143,103
5.95%, 02/15/29(b)	150	153,186
6.50%, 07/18/28(b)	205	212,481
Ally Financial Inc.
2.20%, 11/02/28	35	31,098
4.75%, 06/09/27	205	203,585
5.75%, 11/20/25	325	326,168
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	155	161,103
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	370	386,079
7.10%, 11/15/27	225	236,691
American Express Co.
1.65%, 11/04/26	418	394,415
2.55%, 03/04/27	565	539,480
3.13%, 05/20/26	375	367,146
3.30%, 05/03/27	625	605,673
4.05%, 05/03/29	265	259,259

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.20%, 11/06/25	$339	$337,894
4.90%, 02/13/26	460	461,940
5.04%, 07/26/28, (1-day SOFR +0.930%)(a)	180	181,114
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	470	473,500
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	420	426,592
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	390	394,080
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	405	415,129
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	330	334,180
5.85%, 11/05/27	444	459,162
American Express Credit Corp., 3.30%, 05/03/27	160	155,661
Ameriprise Financial Inc.
2.88%, 09/15/26	25	24,291
5.70%, 12/15/28	170	177,121
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	20	18,244
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(a)(b)	259	247,202
Aretec Group Inc., 7.50%, 04/01/29(b)(c)	125	120,330
Aviation Capital Group LLC
1.95%, 01/30/26(b)	272	261,228
1.95%, 09/20/26(b)	327	308,814
3.50%, 11/01/27(b)	25	23,814
5.38%, 07/15/29(b)	155	155,975
6.25%, 04/15/28(b)	290	299,109
6.75%, 10/25/28(b)	135	141,965
Avolon Holdings Funding Ltd.
2.13%, 02/21/26(b)	275	263,778
2.53%, 11/18/27(b)	749	692,037
2.75%, 02/21/28(b)	115	106,173
3.25%, 02/15/27(b)	292	279,487
4.25%, 04/15/26(b)	332	326,741
4.38%, 05/01/26(b)	250	246,383
5.50%, 01/15/26(b)	247	247,095
5.75%, 03/01/29(b)	350	354,578
6.38%, 05/04/28(b)	275	283,746
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26(d)	200	193,007
5.75%, 01/22/30(b)	200	197,429
Bayfront Infrastructure Management Pte. Ltd., 4.26%, 05/16/26(d)	200	198,999
BGC Group Inc.
6.60%, 06/10/29	125	127,030
8.00%, 05/25/28	120	127,270
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	125	111,470
3.15%, 10/02/27(b)	112	106,728
5.90%, 11/03/27(b)	185	191,499
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	386,361
BOC Aviation Ltd.
1.75%, 01/21/26(d)	600	577,680
3.50%, 09/18/27(d)	400	385,772
BOC Aviation USA Corp., 5.75%, 11/09/28(d)	200	205,935
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	200	189,456
Bocom Leasing Management Hong Kong Co. Ltd.
5.00%, 06/26/27(d)	200	201,429
5.54%, 06/26/27, (1-day SOFR Index + 0.680%)(a)(d)	200	199,719
Security	Par (000)	Value
Diversified Financial Services (continued)
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	$280	$295,427
Brightsphere Investment Group Inc., 4.80%, 07/27/26	100	97,895
Brookfield Finance Inc.
3.90%, 01/25/28	455	443,176
4.25%, 06/02/26	15	14,906
4.85%, 03/29/29	305	304,734
Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	150	149,679
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	182	178,063
7.20%, 12/12/28(b)	225	235,519
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	592	558,120
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	325	301,191
3.65%, 05/11/27	255	248,563
3.75%, 07/28/26	430	420,865
3.75%, 03/09/27	120	117,251
3.80%, 01/31/28	645	623,505
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	622	622,678
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	250	249,809
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	225	226,985
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	360	364,327
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	230	234,369
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	435	451,697
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	280	292,103
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)	140	140,879
Cboe Global Markets Inc., 3.65%, 01/12/27	160	156,998
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26(d)	200	188,346
1.80%, 07/22/26(d)	200	189,878
CDBL Funding 2, 2.00%, 03/04/26(d)	600	577,396
CDP Financial Inc., 4.50%, 02/13/26(b)	600	600,264
Charles Schwab Corp. (The)
0.90%, 03/11/26	448	425,616
1.15%, 05/13/26	464	440,478
2.00%, 03/20/28	310	284,419
2.45%, 03/03/27	514	489,199
3.20%, 03/02/27	200	193,577
3.20%, 01/25/28	95	90,754
3.25%, 05/22/29	155	145,943
3.30%, 04/01/27	255	247,148
3.45%, 02/13/26	210	206,594
4.00%, 02/01/29	200	194,919
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	615	630,541
5.88%, 08/24/26	135	137,759
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	300	314,849
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26(d)	400	384,079
3.00%, 03/18/27(d)	200	190,087
3.25%, 01/28/27(d)	400	383,325
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(d)	400	392,559
4.75%, 02/08/28(d)	400	393,054
China Great Wall International Holdings V Ltd., 2.88%, 11/23/26(d)	200	189,475
CI Financial Corp., 7.50%, 05/30/29(b)	210	218,597
CICC Hong Kong Finance 2016 MTN Ltd.
2.00%, 01/26/26(d)	400	386,428
5.44%, 07/18/26(d)	200	201,690
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.49%, 03/01/26(d)	$600	$604,499
5.78%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(d)	200	201,014
Citadel LP, 4.88%, 01/15/27(b)	75	74,040
Clifford Capital Pte Ltd., 1.12%, 03/23/26(d)	200	190,682
CMB International Leasing Management Ltd., 2.00%, 02/04/26(d)	200	192,562
CME Group Inc., 3.75%, 06/15/28	105	102,901
Coinbase Global Inc., 3.38%, 10/01/28(b)	330	294,695
Credit Acceptance Corp.
6.63%, 03/15/26	120	119,968
9.25%, 12/15/28(b)	205	217,315
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	200	196,286
Dexia SA, 1.13%, 04/09/26(b)	200	190,400
Discover Financial Services
4.10%, 02/09/27	295	289,979
4.50%, 01/30/26	257	255,543
Eaton Vance Corp., 3.50%, 04/06/27	285	277,710
Enact Holdings Inc., 6.25%, 05/28/29	195	198,646
Encore Capital Group Inc., 9.25%, 04/01/29(b)	150	159,823
Enova International Inc.
9.13%, 08/01/29(b)	150	154,242
11.25%, 12/15/28(b)	115	123,836
Far East Horizon Ltd.
5.88%, 03/05/28(d)	200	196,938
6.63%, 04/16/27(d)	200	201,599
FMR LLC, 7.57%, 06/15/29(b)	210	232,969
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	355	363,968
GGAM Finance Ltd.
6.88%, 04/15/29(b)	135	137,917
8.00%, 02/15/27(b)	230	237,640
8.00%, 06/15/28(b)	200	211,308
7.75%, 05/15/26(b)	140	142,623
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	200	206,643
goeasy Ltd.
4.38%, 05/01/26(b)	115	114,504
7.63%, 07/01/29(b)	200	205,536
9.25%, 12/01/28(b)	170	181,309
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(b)(c)	135	83,620
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	191,772
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	192,263
Hightower Holding LLC, 6.75%, 04/15/29(b)(c)	100	98,326
Hyundai Card Co. Ltd., 5.75%, 04/24/29(d)	200	204,086
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(d)	200	189,694
2.25%, 11/02/26(d)	200	190,194
2.70%, 01/27/27(d)	200	191,139
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	400,882
Intercontinental Exchange Inc.
3.10%, 09/15/27	20	19,223
3.63%, 09/01/28	100	96,194
3.75%, 12/01/25	565	559,882
3.75%, 09/21/28(c)	100	96,577
4.00%, 09/15/27	725	715,241
4.35%, 06/15/29	400	394,342
Inventive Global Investments Ltd., 1.60%, 09/01/26(d)	200	188,081
Invesco Finance PLC, 3.75%, 01/15/26	229	226,018
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	$335	$309,231
Jefferies Financial Group Inc.
4.85%, 01/15/27	225	224,859
5.88%, 07/21/28	355	364,713
6.45%, 06/08/27	137	142,229
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	115	114,658
9.50%, 02/15/29(b)	125	133,002
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25(d)	600	579,486
5.50%, 02/01/27(d)	200	200,682
5.75%, 06/06/29(d)	200	202,524
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	189,338
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	188,921
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(d)	200	189,661
Korea Ocean Business Corp., 5.25%, 05/02/29(d)	200	202,782
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	186,751
4.50%, 02/23/27(d)	400	371,027
Lazard Group LLC
3.63%, 03/01/27	15	14,562
4.38%, 03/11/29	110	107,466
4.50%, 09/19/28	170	166,540
LD Holdings Group LLC
6.13%, 04/01/28(b)	145	125,266
8.75%, 11/01/27(b)	114	109,141
Legg Mason Inc., 4.75%, 03/15/26	212	211,897
LFS Topco LLC, 5.88%, 10/15/26(b)	110	103,644
LPL Holdings Inc.
4.00%, 03/15/29(b)	205	192,793
4.63%, 11/15/27(b)	200	195,917
5.70%, 05/20/27	125	126,916
6.75%, 11/17/28	260	274,103
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	200	200,701
LSEGA Financing PLC
1.38%, 04/06/26(b)	430	410,780
2.00%, 04/06/28(b)	300	273,473
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(b)	165	170,109
8.13%, 03/30/29(b)	150	158,516
8.38%, 05/01/28(b)	175	183,723
Mastercard Inc.
2.95%, 11/21/26	70	68,092
2.95%, 06/01/29	305	285,879
3.30%, 03/26/27	345	336,543
3.50%, 02/26/28	30	29,148
4.10%, 01/15/28	155	153,750
4.88%, 03/09/28	370	375,354
Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)	305	288,559
Mirae Asset Securities Co. Ltd.
5.88%, 01/26/27(d)	200	202,095
6.00%, 01/26/29(d)	200	204,397
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	200	200,700
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	200	200,376
5.81%, 09/12/28(b)	200	204,691
Muthoot Finance Ltd., 7.13%, 02/14/28(d)	200	203,407

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
3.85%, 06/30/26	$210	$207,083
5.35%, 06/28/28	325	331,692
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(b)	175	173,328
5.50%, 08/15/28(b)	280	273,566
6.00%, 01/15/27(b)	215	214,168
6.50%, 08/01/29(b)	175	175,129
Navient Corp.
4.88%, 03/15/28	175	166,681
5.00%, 03/15/27	205	201,618
5.50%, 03/15/29	225	214,334
6.75%, 06/15/26	170	173,292
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(b)	195	189,469
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	188,437
Nomura Holdings Inc.
1.65%, 07/14/26	330	312,152
2.17%, 07/14/28	350	315,308
2.33%, 01/22/27	420	396,685
2.71%, 01/22/29	20	18,184
5.39%, 07/06/27	205	206,825
5.59%, 07/02/27	200	202,916
5.61%, 07/06/29	200	204,296
5.71%, 01/09/26	225	226,680
5.84%, 01/18/28	210	214,767
6.07%, 07/12/28	210	217,082
Nuveen LLC, 4.00%, 11/01/28(b)	255	248,382
Oaktree Strategic Credit Fund
6.50%, 07/23/29(c)	105	104,540
8.40%, 11/14/28	110	117,872
OneMain Finance Corp.
3.50%, 01/15/27	255	243,339
3.88%, 09/15/28	180	166,155
6.63%, 01/15/28	235	238,507
6.63%, 05/15/29	70	70,000
7.13%, 03/15/26	470	481,515
9.00%, 01/15/29	250	264,562
ORIX Corp.
3.70%, 07/18/27(c)	100	97,037
4.65%, 09/10/29	100	98,687
5.00%, 09/13/27(c)	265	265,870
Osaic Holdings Inc., 10.75%, 08/01/27(b)	120	123,834
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(b)	130	128,133
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	200	186,665
5.38%, 10/15/25(b)	235	234,041
PHH Escrow Issuer LLC, 9.88%, 11/01/29(b)	125	122,502
PHH Mortgage Corp., 7.88%, 03/15/26(b)	95	96,926
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	768,434
Power Finance Corp. Ltd.
3.90%, 09/16/29(d)	200	188,301
4.50%, 06/18/29(d)	200	193,884
6.15%, 12/06/28(d)	200	206,677
PRA Group Inc., 8.38%, 02/01/28(b)	126	129,654
Radian Group Inc.
4.88%, 03/15/27	271	269,006
6.20%, 05/15/29	150	153,858
Security	Par (000)	Value
Diversified Financial Services (continued)
REC Ltd.
2.75%, 01/13/27(d)	$200	$190,204
3.88%, 07/07/27(d)	400	387,403
4.75%, 09/27/29(b)	200	195,360
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(b)	390	371,419
3.63%, 03/01/29(b)	225	207,365
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(d)	200	189,791
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	189,718
Shriram Finance Ltd.
6.15%, 04/03/28(b)	200	198,887
6.63%, 04/22/27(d)	200	202,041
SLM Corp.
3.13%, 11/02/26	175	165,728
4.20%, 10/29/25	155	152,111
Sumitomo Mitsui Finance & Leasing Co. Ltd., 5.11%, 01/23/29(d)	200	200,120
SURA Asset Management SA, 4.38%, 04/11/27(d)	150	147,281
Synchrony Financial
3.70%, 08/04/26	165	160,947
3.95%, 12/01/27	105	100,851
5.15%, 03/19/29	145	142,732
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(c)	200	202,846
United Wholesale Mortgage LLC
5.50%, 11/15/25(b)	240	239,026
5.50%, 04/15/29(b)	200	190,667
5.75%, 06/15/27(b)	175	172,080
USAA Capital Corp., 5.25%, 06/01/27(b)	150	152,320
Visa Inc.
0.75%, 08/15/27	165	150,199
1.90%, 04/15/27	480	452,910
2.75%, 09/15/27	40	38,427
3.15%, 12/14/25	1,317	1,298,870
Voya Financial Inc.
3.65%, 06/15/26	135	132,490
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	70	64,105
Western Union Co. (The), 1.35%, 03/15/26	260	247,255
World Acceptance Corp., 7.00%, 11/01/26(b)(c)	105	103,960
XP Inc., 6.75%, 07/02/29(d)	200	200,749
		75,526,616
Electric — 1.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(d)	200	182,546
4.38%, 06/22/26(d)	400	397,222
4.38%, 01/24/29(d)	200	197,175
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(d)	200	192,888
AEP Texas Inc.
3.95%, 06/01/28	35	33,956
5.45%, 05/15/29	150	153,080
AES Andes SA, 6.30%, 03/15/29(d)	200	203,768
AES Corp. (The)
1.38%, 01/15/26	317	303,614
5.45%, 06/01/28	295	297,681
Alabama Power Co., 3.75%, 09/01/27	585	574,763
Alexander Funding Trust II, 7.47%, 07/31/28(b)	220	232,792
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Algonquin Power & Utilities Corp.
4.75%, 01/18/82, (5-year CMT + 3.249%)(a)	$245	$229,030
5.37%, 06/15/26(g)	300	301,707
Alliant Energy Finance LLC
5.40%, 06/06/27(b)	90	90,960
5.95%, 03/30/29(b)	175	180,982
Ameren Corp.
1.75%, 03/15/28	35	31,662
1.95%, 03/15/27	275	257,981
3.65%, 02/15/26	110	108,353
5.00%, 01/15/29	180	180,892
5.70%, 12/01/26	225	229,021
American Electric Power Co. Inc.
3.20%, 11/13/27	65	62,256
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	264	249,142
5.20%, 01/15/29	275	278,623
5.75%, 11/01/27	535	550,588
Series J, 4.30%, 12/01/28	140	137,451
Series N, 1.00%, 11/01/25	130	125,194
Appalachian Power Co., Series X, 3.30%, 06/01/27	5	4,821
Arizona Public Service Co., 2.95%, 09/15/27	25	23,725
Atlantic City Electric Co., 4.00%, 10/15/28	10	9,757
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	15	14,599
Avangrid Inc., 3.80%, 06/01/29	250	238,619
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(d)	200	198,340
Baltimore Gas & Electric Co., 2.40%, 08/15/26	50	48,208
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	25	23,914
Black Hills Corp.
3.05%, 10/15/29	100	91,640
3.15%, 01/15/27	100	96,250
3.95%, 01/15/26	35	34,562
5.95%, 03/15/28	210	216,733
Calpine Corp.
4.50%, 02/15/28(b)	380	366,025
4.63%, 02/01/29(b)(c)	225	213,709
5.13%, 03/15/28(b)	420	410,730
5.25%, 06/01/26(b)	48	47,761
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(d)	200	193,639
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	210	213,965
Series Z, 2.40%, 09/01/26	137	131,818
CenterPoint Energy Inc.
1.45%, 06/01/26	230	218,466
5.25%, 08/10/26	125	125,944
5.40%, 06/01/29	150	152,653
Central International Development BVI Ltd., 5.10%, 08/19/27(d)	200	200,897
CGNPC International Ltd., 3.75%, 12/11/27(d)	200	195,067
Chile Electricity PEC SpA, 0.00%, 01/25/28(d)(j)	197	164,835
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	400	395,917
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	200	192,533
3.08%, (5-year CMT + 5.651%)(a)(d)(f)	200	196,007
5.30%, (3-year CMT + 3.775%)(a)(d)(f)	200	203,555
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	390,426
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26(d)	200	197,867
Security	Par (000)	Value
Electric (continued)
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	$280	$271,627
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	36	35,232
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	550	521,704
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(d)	200	193,702
CMS Energy Corp.
3.00%, 05/15/26	80	77,702
3.45%, 08/15/27	240	232,105
Colbun SA, 3.95%, 10/11/27(d)	200	193,443
Comision Federal de Electricidad
4.69%, 05/15/29(d)	200	190,504
4.75%, 02/23/27(d)	200	196,477
Commonwealth Edison Co.
2.55%, 06/15/26	150	145,275
3.70%, 08/15/28	210	202,849
Series 122, 2.95%, 08/15/27	5	4,805
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	130	129,821
Series A, 0.75%, 12/01/25	47	45,021
Series A, 3.20%, 03/15/27	175	169,809
Consolidated Edison Co. of New York Inc.
Series B, 3.13%, 11/15/27	120	115,198
Series D, 4.00%, 12/01/28	100	97,699
Constellation Energy Generation LLC, 5.60%, 03/01/28	250	256,509
Consumers Energy Co.
4.60%, 05/30/29	200	199,585
4.65%, 03/01/28	220	220,575
4.90%, 02/15/29	160	161,513
Dominion Energy Inc.
4.25%, 06/01/28	305	300,541
Series A, 1.45%, 04/15/26	230	219,282
Series B, 3.60%, 03/15/27	20	19,558
Series D, 2.85%, 08/15/26	145	140,189
DPL Inc., 4.35%, 04/15/29	125	117,221
DTE Electric Co., 4.85%, 12/01/26	95	95,871
DTE Energy Co.
2.85%, 10/01/26	70	67,650
4.88%, 06/01/28	580	580,822
4.95%, 07/01/27	225	226,233
5.10%, 03/01/29	280	282,220
Series C, 3.40%, 06/15/29	145	135,834
Duke Energy Carolinas LLC
2.45%, 08/15/29	100	90,595
2.95%, 12/01/26	60	58,217
3.95%, 11/15/28	55	53,646
Series A, 6.00%, 12/01/28	5	5,243
Duke Energy Corp.
2.65%, 09/01/26	195	188,193
3.15%, 08/15/27	50	47,981
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	204	188,847
3.40%, 06/15/29	150	140,991
4.30%, 03/15/28	560	552,035
4.85%, 01/05/27	125	125,589
4.85%, 01/05/29	130	130,031
5.00%, 12/08/25	235	235,519
5.00%, 12/08/27	495	498,650
Duke Energy Florida LLC
3.20%, 01/15/27	240	233,498

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 07/15/28	$150	$146,120
Duke Energy Ohio Inc., 3.65%, 02/01/29	210	201,687
Duke Energy Progress LLC
3.45%, 03/15/29	150	143,170
3.70%, 09/01/28	15	14,518
Duquesne Light Holdings Inc., 3.62%, 08/01/27(b)	5	4,829
Edison International
5.25%, 11/15/28	205	206,511
5.45%, 06/15/29	145	147,464
5.75%, 06/15/27	20	20,405
7.88%, 06/15/54, (5-year CMT + 3.658%)(a)	125	130,705
8.13%, 06/15/53, (5-year CMT + 3.864%)(a)	175	183,791
EDP Finance BV, 1.71%, 01/24/28(b)	200	181,573
Electricite de France SA
4.50%, 09/21/28(b)	580	570,587
5.65%, 04/22/29(b)	435	446,498
5.70%, 05/23/28(b)	700	717,065
Emera U.S. Finance LP, 3.55%, 06/15/26	225	219,834
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(d)	400	351,209
Enel Americas SA, 4.00%, 10/25/26	244	239,265
Enel Chile SA, 4.88%, 06/12/28	520	514,556
Enel Finance America LLC, 7.10%, 10/14/27(b)	385	407,153
Enel Finance International NV
1.63%, 07/12/26(b)	410	388,534
2.13%, 07/12/28(b)	215	194,927
3.50%, 04/06/28(b)	310	296,196
3.63%, 05/25/27(b)	250	242,127
4.63%, 06/15/27(b)	250	248,310
4.88%, 06/14/29(b)	200	200,748
5.13%, 06/26/29(b)	405	406,953
Engie SA, 5.25%, 04/10/29(b)	240	243,197
Entergy Arkansas LLC, 4.00%, 06/01/28	5	4,883
Entergy Corp.
1.90%, 06/15/28	100	90,386
2.95%, 09/01/26	285	276,063
Entergy Louisiana LLC
2.40%, 10/01/26	175	168,286
3.12%, 09/01/27	160	154,153
3.25%, 04/01/28	50	47,759
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	200	190,919
6.35%, 08/10/28(d)	200	199,765
8.45%, 08/10/28(d)	200	208,804
Evergy Inc., 2.90%, 09/15/29	200	182,376
Evergy Kansas Central Inc., 2.55%, 07/01/26	35	33,851
Evergy Missouri West Inc., 5.15%, 12/15/27(b)	245	246,789
Eversource Energy
2.90%, 03/01/27	213	204,144
4.60%, 07/01/27	350	348,454
4.75%, 05/15/26	135	134,950
5.00%, 01/01/27	160	160,837
5.45%, 03/01/28	460	469,202
5.95%, 02/01/29	245	254,284
Series M, 3.30%, 01/15/28	10	9,526
Series O, 4.25%, 04/01/29	150	146,164
Series U, 1.40%, 08/15/26	150	141,303
Exelon Corp.
2.75%, 03/15/27	350	334,913
3.40%, 04/15/26	411	403,264
5.15%, 03/15/28	265	267,849
Security	Par (000)	Value
Electric (continued)
5.15%, 03/15/29	$200	$202,578
Fells Point Funding Trust, 3.05%, 01/31/27(b)	152	145,773
FirstEnergy Corp.
Series A, 1.60%, 01/15/26	110	105,419
Series B, 3.90%, 07/15/27	512	499,767
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/29(b)	150	146,376
5.20%, 04/01/28(b)	60	60,390
Florida Power & Light Co.
3.13%, 12/01/25	65	64,036
4.40%, 05/15/28	185	183,965
4.45%, 05/15/26	137	137,127
5.05%, 04/01/28	525	532,192
5.15%, 06/15/29	245	249,807
Series A, 3.30%, 05/30/27	38	36,854
Fortis Inc./Canada, 3.06%, 10/04/26	367	355,258
Georgia Power Co.
3.25%, 04/01/26	25	24,531
3.25%, 03/30/27	45	43,672
4.65%, 05/16/28	525	525,506
5.00%, 02/23/27	50	50,547
Series B, 2.65%, 09/15/29	200	182,341
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	200	194,451
Interstate Power & Light Co.
3.60%, 04/01/29	100	95,239
4.10%, 09/26/28	215	209,774
Investment Energy Resources Ltd., 6.25%, 04/26/29(d)	200	193,120
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	400	377,626
ITC Holdings Corp.
3.25%, 06/30/26	80	77,965
3.35%, 11/15/27	20	19,212
4.95%, 09/22/27(b)	505	505,986
JERA Co. Inc., 3.67%, 04/14/27(d)	200	193,969
Jersey Central Power & Light Co., 4.30%, 01/15/26(b)	155	153,587
Kallpa Generacion SA
4.13%, 08/16/27(d)	200	194,171
4.88%, 05/24/26(d)	200	198,215
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	187,726
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	190,152
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	100	93,465
Liberty Utilities Co., 5.58%, 01/31/29(b)	100	101,081
Mazoon Assets Co. SAOC
5.20%, 11/08/27(d)	200	199,529
5.50%, 02/14/29(d)	200	202,110
MidAmerican Energy Co.
3.10%, 05/01/27	35	33,907
3.65%, 04/15/29	290	278,454
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	45	43,822
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	211	205,140
Monongahela Power Co., 3.55%, 05/15/27(b)	115	111,382
MVM Energetika Zrt, 7.50%, 06/09/28(d)	200	210,656
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	200	185,858
National Grid PLC, 5.60%, 06/12/28	225	230,410
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	320	302,507
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.05%, 04/25/27	$60	$57,829
3.25%, 11/01/25	30	29,593
3.40%, 02/07/28	300	288,890
3.70%, 03/15/29	150	143,894
3.90%, 11/01/28	100	97,049
4.12%, 09/16/27	90	89,068
4.45%, 03/13/26	160	159,664
4.80%, 02/05/27	160	161,074
4.80%, 03/15/28	330	331,972
4.85%, 02/07/29	165	166,172
5.05%, 09/15/28	240	243,348
5.10%, 05/06/27	75	75,916
5.15%, 06/15/29	125	127,108
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)	30	29,671
5.60%, 11/13/26	100	101,921
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	20	20,802
Nevada Power Co., Series CC, 3.70%, 05/01/29	150	143,698
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	100	96,443
5.65%, 08/15/28(b)	17	17,398
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	573	538,981
1.90%, 06/15/28	450	407,242
3.50%, 04/01/29(c)	150	142,059
3.55%, 05/01/27	615	599,330
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	55	52,297
4.63%, 07/15/27	665	665,028
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(a)	10	9,570
4.90%, 02/28/28	870	873,701
4.90%, 03/15/29	320	321,265
4.95%, 01/29/26	300	300,990
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(a)	100	98,916
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	225	230,894
NextEra Energy Operating Partners LP
3.88%, 10/15/26(b)	165	159,154
4.50%, 09/15/27(b)	185	177,595
7.25%, 01/15/29(b)	245	252,122
Niagara Mohawk Power Corp., 4.28%, 12/15/28(b)	200	193,895
NRG Energy Inc.
2.00%, 12/02/25(b)	275	264,770
2.45%, 12/02/27(b)	265	244,892
3.38%, 02/15/29(b)	150	136,987
4.45%, 06/15/29(b)	100	96,025
5.25%, 06/15/29(b)	225	219,898
5.75%, 01/15/28	225	225,320
5.75%, 07/15/29(b)	240	237,036
NSTAR Electric Co.
3.20%, 05/15/27	5	4,836
3.25%, 05/15/29	100	94,301
NTPC Ltd., 4.25%, 02/26/26(d)	200	198,181
OGE Energy Corp., 5.45%, 05/15/29	110	112,274
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	125	121,038
4.30%, 05/15/28	200	198,302
Pacific Gas and Electric Co.
2.10%, 08/01/27	300	278,764
2.95%, 03/01/26	237	230,575
3.00%, 06/15/28	475	444,757
3.15%, 01/01/26	587	574,222
3.30%, 03/15/27	35	33,682
3.30%, 12/01/27	135	128,616
Security	Par (000)	Value
Electric (continued)
3.75%, 07/01/28	$450	$431,888
4.20%, 03/01/29	130	125,681
5.45%, 06/15/27	130	131,672
5.55%, 05/15/29	220	224,040
6.10%, 01/15/29	325	337,412
PacifiCorp
3.50%, 06/15/29	100	94,608
5.10%, 02/15/29	180	182,057
Palomino Funding Trust I, 7.23%, 05/17/28(b)	250	263,139
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	235	223,261
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)	200	199,842
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27(d)	600	590,426
5.38%, 01/25/29(d)	200	202,913
5.45%, 05/21/28(d)	200	202,866
PG&E Corp., 5.00%, 07/01/28	325	317,785
Pike Corp., 5.50%, 09/01/28(b)	250	244,774
PPL Capital Funding Inc., 3.10%, 05/15/26	142	138,302
Public Service Co. of Colorado, 3.70%, 06/15/28	50	48,385
Public Service Electric & Gas Co.
0.95%, 03/15/26	89	84,630
2.25%, 09/15/26	40	38,435
3.00%, 05/15/27	40	38,553
3.20%, 05/15/29	100	94,197
3.70%, 05/01/28	100	96,973
Public Service Enterprise Group Inc.
5.20%, 04/01/29	250	253,610
5.85%, 11/15/27	245	252,495
5.88%, 10/15/28	225	233,432
Puget Energy Inc., 2.38%, 06/15/28	120	109,000
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(d)	200	186,343
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	190	181,555
San Diego Gas & Electric Co.
2.50%, 05/15/26	5	4,854
4.95%, 08/15/28	155	156,566
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(a)(d)(f)	200	208,479
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	400	400,012
Saudi Electricity Sukuk Programme Co., 4.94%, 02/13/29(d)	200	201,155
Sempra
3.25%, 06/15/27	60	57,643
3.40%, 02/01/28	63	60,248
3.70%, 04/01/29	85	80,752
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	418	396,482
5.40%, 08/01/26	195	196,999
Sierra Pacific Power Co., 2.60%, 05/01/26	15	14,574
SMC Global Power Holdings Corp., 5.70%, (5-year CMT + 6.554%)(a)(d)(f)	400	391,326
Southern California Edison Co.
2.85%, 08/01/29	180	165,518
4.40%, 09/06/26	95	94,681
4.88%, 02/01/27	160	161,216
4.90%, 06/01/26	120	120,603
5.15%, 06/01/29	150	152,295

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 03/01/28	$700	$712,435
5.35%, 03/01/26	195	196,765
5.65%, 10/01/28	125	128,898
5.85%, 11/01/27	280	289,378
Series 2020-C, 1.20%, 02/01/26	205	196,478
Series A, 4.20%, 03/01/29	190	185,686
Series B, 3.65%, 03/01/28	105	101,360
Series D, 4.70%, 06/01/27	195	195,284
Southern Co. (The)
3.25%, 07/01/26	590	576,956
4.85%, 06/15/28	285	287,226
5.11%, 08/01/27	20	20,134
5.50%, 03/15/29	150	154,217
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	354	340,618
Series 21-B, 1.75%, 03/15/28	30	27,214
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(a)	331	323,869
Southern Power Co.
0.90%, 01/15/26	210	200,408
4.15%, 12/01/25	150	148,746
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	52	50,084
Series M, 4.10%, 09/15/28	310	302,064
Series N, 1.65%, 03/15/26	387	371,258
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(b)	250	238,279
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	200	192,342
3.25%, 11/24/25(b)	200	196,964
State Grid Europe Development PLC, 3.25%, 04/07/27(d)	400	389,075
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26(d)	200	187,658
2.88%, 05/18/26(d)	600	584,318
3.50%, 05/04/27(d)	400	390,911
System Energy Resources Inc., 6.00%, 04/15/28	448	461,983
Tampa Electric Co., 4.90%, 03/01/29	110	109,951
Terraform Global Operating LP, 6.13%, 03/01/26(b)	113	113,025
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(d)	400	391,453
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	400	387,374
4.85%, 11/01/28(d)	200	199,918
Transelec SA, 3.88%, 01/12/29(b)	200	190,611
Trinidad Generation UnLtd, 5.25%, 11/04/27(d)	200	195,632
Union Electric Co.
2.95%, 06/15/27	80	76,709
3.50%, 03/15/29	175	166,979
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	25	23,072
Series A, 3.15%, 01/15/26	290	285,119
Series A, 3.50%, 03/15/27	275	268,340
Series A, 3.80%, 04/01/28	15	14,613
Series B, 2.95%, 11/15/26	50	48,521
Series B, 3.75%, 05/15/27	275	269,584
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	372	361,398
4.30%, 07/15/29(b)	105	100,587
4.38%, 05/01/29(b)	375	357,274
5.00%, 07/31/27(b)	410	404,844
5.50%, 09/01/26(b)	300	299,566
Security	Par (000)	Value
Electric (continued)
5.63%, 02/15/27(b)	$385	$383,984
WEC Energy Group Inc.
1.38%, 10/15/27	3	2,733
4.75%, 01/09/26	415	415,341
4.75%, 01/15/28(c)	340	341,141
5.15%, 10/01/27	270	273,883
5.60%, 09/12/26	135	137,080
Wisconsin Electric Power Co., 5.00%, 05/15/29	75	76,164
Wisconsin Power and Light Co., 3.00%, 07/01/29	95	88,220
Wisconsin Public Service Corp., 5.35%, 11/10/25	110	110,852
Xcel Energy Inc.
1.75%, 03/15/27	345	322,156
3.35%, 12/01/26	85	82,567
4.00%, 06/15/28	105	101,936
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	200	188,901
		73,555,267
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	190	178,001
2.00%, 12/21/28	255	230,559
Energizer Holdings Inc.
4.38%, 03/31/29(b)	200	186,901
4.75%, 06/15/28(b)	200	192,434
6.50%, 12/31/27(b)(c)	125	126,435
EnerSys, 4.38%, 12/15/27(b)	105	101,322
WESCO Distribution Inc.
6.38%, 03/15/29(b)	280	285,596
7.25%, 06/15/28(b)	400	409,309
		1,710,557
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	100	93,624
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	100	96,488
Amphenol Corp.
4.35%, 06/01/29	150	147,698
4.75%, 03/30/26	25	25,040
5.05%, 04/05/27	140	141,458
5.05%, 04/05/29	160	161,636
Arrow Electronics Inc.
3.88%, 01/12/28	200	193,010
5.15%, 08/21/29	125	124,363
Avnet Inc.
4.63%, 04/15/26	237	235,356
6.25%, 03/15/28	217	223,969
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	200	194,244
Flex Ltd.
3.75%, 02/01/26	290	285,324
4.88%, 06/15/29	155	152,808
6.00%, 01/15/28	150	153,642
Fortive Corp., 3.15%, 06/15/26	265	258,066
Honeywell International Inc.
1.10%, 03/01/27	555	515,199
2.50%, 11/01/26	135	130,252
2.70%, 08/15/29	200	184,478
4.25%, 01/15/29	250	248,356
4.65%, 07/30/27	225	226,269
4.88%, 09/01/29	150	151,794
4.95%, 02/15/28	311	316,800
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Hubbell Inc.
3.15%, 08/15/27	$90	$86,304
3.35%, 03/01/26	60	58,821
3.50%, 02/15/28	105	100,965
Imola Merger Corp., 4.75%, 05/15/29(b)	600	583,467
Jabil Inc.
1.70%, 04/15/26	185	176,400
3.95%, 01/12/28	85	82,366
4.25%, 05/15/27	242	238,191
5.45%, 02/01/29	50	50,617
Keysight Technologies Inc.
3.00%, 10/30/29	150	137,007
4.60%, 04/06/27	10	9,997
Sensata Technologies BV, 4.00%, 04/15/29(b)	300	280,331
TD SYNNEX Corp.
1.75%, 08/09/26	260	246,070
2.38%, 08/09/28	110	100,038
Trimble Inc., 4.90%, 06/15/28	160	159,984
TTM Technologies Inc., 4.00%, 03/01/29(b)	150	140,211
Tyco Electronics Group SA
3.13%, 08/15/27	125	120,481
3.70%, 02/15/26	110	108,511
4.50%, 02/13/26	240	239,679
Vontier Corp.
1.80%, 04/01/26	225	214,766
2.40%, 04/01/28	150	135,982
		7,530,062
Energy - Alternate Sources — 0.1%
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(d)	200	187,590
Greenko Dutch BV, 3.85%, 03/29/26(d)	358	344,529
Greenko Power II Ltd., 4.30%, 12/13/28(d)	174	161,878
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)	200	198,667
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(d)	200	200,584
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/29(d)	200	199,535
SK Battery America Inc.
2.13%, 01/26/26(d)	200	191,251
4.88%, 01/23/27(d)	200	200,022
Sunnova Energy Corp.
5.88%, 09/01/26(b)(c)	135	121,557
11.75%, 10/01/28(b)	130	106,211
TerraForm Power Operating LLC, 5.00%, 01/31/28(b)	260	254,123
		2,165,947
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27	305	303,134
Arcosa Inc., 4.38%, 04/15/29(b)	125	117,805
BCEG HongKong Co. Ltd., 2.22%, 07/02/26(d)	400	380,007
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(b)	155	154,251
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(a)(d)(f)	200	194,545
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(d)	400	389,612
4.00%, 07/06/27(d)	200	196,500
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.581%)(a)(d)(f)	200	193,747
CRCC Hean Ltd., 1.88%, 05/20/26(d)	200	191,097
Security	Par (000)	Value
Engineering & Construction (continued)
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	$200	$201,551
6.45%, 06/04/29(d)	200	205,528
Dianjian Haiyu Ltd., 4.30%, 09/10/27(d)	200	197,894
Dycom Industries Inc., 4.50%, 04/15/29(b)	152	143,397
Fluor Corp., 4.25%, 09/15/28	190	182,578
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(b)	120	117,002
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)(c)	100	93,891
Hongkong International Qingdao Co. Ltd., 5.75%, 09/12/27(d)	200	201,409
HTA Group Ltd/Mauritius, 7.50%, 06/04/29(d)	200	203,666
IHS Holding Ltd., 5.63%, 11/29/26(d)	200	196,152
IHS Netherlands Holdco BV, 8.00%, 09/18/27(d)	200	199,498
INNOVATE Corp., 8.50%, 02/01/26(b)	110	89,725
Jacobs Engineering Group Inc., 6.35%, 08/18/28	220	229,327
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	250	245,999
MasTec Inc.
4.50%, 08/15/28(b)	95	91,782
5.90%, 06/15/29	180	184,078
Mexico City Airport Trust, 4.25%, 10/31/26(d)	200	195,830
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (5-year CMT + 5.256%)(a)(d)(f)	200	195,133
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(b)	100	102,525
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	200	194,493
4.13%, 05/23/26(d)	200	198,206
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	350	343,655
Taizhou Urban Construction and Investment Development Group Co. Ltd., 5.45%, 07/11/27(d)	200	200,093
TopBuild Corp., 3.63%, 03/15/29(b)	125	114,488
Tutor Perini Corp., 11.88%, 04/30/29(b)	80	87,381
Vinci SA, 3.75%, 04/10/29(b)	305	291,562
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	135	129,118
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	187,236
		7,143,895
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	179	146,751
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(d)	200	207,282
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(b)	275	237,402
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(b)(e)	290	291,026
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	130	134,734
Boyne USA Inc., 4.75%, 05/15/29(b)	200	190,584
Caesars Entertainment Inc.
4.63%, 10/15/29(b)	350	328,038
8.13%, 07/01/27(b)	169	172,410
CCM Merger Inc., 6.38%, 05/01/26(b)	100	99,692
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	100	96,319
5.38%, 04/15/27	185	183,278
Churchill Downs Inc.
4.75%, 01/15/28(b)	245	237,622
5.50%, 04/01/27(b)	180	178,860

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Cinemark USA Inc., 5.25%, 07/15/28(b)(c)	$255	$250,376
Empire Resorts Inc., 7.75%, 11/01/26(b)	105	100,195
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	210	214,905
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	55	55,000
International Game Technology PLC
4.13%, 04/15/26(b)	250	246,477
5.25%, 01/15/29(b)	200	196,293
6.25%, 01/15/27(b)	240	242,398
Jacobs Entertainment Inc., 6.75%, 02/15/29(b)	150	147,609
Light & Wonder International Inc., 7.00%, 05/15/28(b)	250	251,097
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(b)	125	110,375
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	150	142,227
4.75%, 10/15/27(b)	315	306,375
5.63%, 03/15/26(b)	100	99,682
6.50%, 05/15/27(b)	375	380,102
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	150	147,856
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	225	212,518
Mohegan Tribal Gaming Authority
8.00%, 02/01/26(b)	364	361,657
13.25%, 12/15/27(b)	150	170,064
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	136,860
Odeon Finco PLC, 12.75%, 11/01/27(b)	120	126,356
Penn Entertainment Inc.
4.13%, 07/01/29(b)	110	98,699
5.63%, 01/15/27(b)	135	132,534
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	220	155,435
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(b)	145	143,519
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(d)	200	176,369
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	225	216,224
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(b)	160	158,950
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	150	146,650
Warnermedia Holdings Inc.
3.76%, 03/15/27	1,279	1,231,434
4.05%, 03/15/29	370	345,681
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	200	194,169
		9,402,084
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27(b)	200	197,037
Enviri Corp., 5.75%, 07/31/27(b)(c)	160	154,137
GFL Environmental Inc.
3.50%, 09/01/28(b)	250	234,361
4.00%, 08/01/28(b)	250	236,247
4.38%, 08/15/29(b)	150	140,561
4.75%, 06/15/29(b)	225	215,002
5.13%, 12/15/26(b)	155	153,635
Madison IAQ LLC
4.13%, 06/30/28(b)	230	217,756
5.88%, 06/30/29(b)	300	284,464
Security	Par (000)	Value
Environmental Control (continued)
Republic Services Inc.
0.88%, 11/15/25	$290	$278,707
2.90%, 07/01/26	20	19,481
3.38%, 11/15/27	60	57,984
3.95%, 05/15/28	275	268,716
4.88%, 04/01/29	215	216,141
Stericycle Inc., 3.88%, 01/15/29(b)	175	173,060
Veralto Corp.
5.35%, 09/18/28	265	269,823
5.50%, 09/18/26	285	288,822
Waste Connections Inc.
3.50%, 05/01/29	150	142,805
4.25%, 12/01/28	110	108,196
Waste Management Inc.
0.75%, 11/15/25	350	336,349
1.15%, 03/15/28	50	44,709
2.00%, 06/01/29	90	80,521
3.15%, 11/15/27	125	120,195
4.50%, 03/15/28	300	299,490
4.88%, 02/15/29	290	293,159
4.95%, 07/03/27	145	146,515
Waste Pro USA Inc., 5.50%, 02/15/26(b)	190	189,515
		5,167,388
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	100	107,668
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(b)	237	228,952
3.50%, 03/15/29(b)	225	207,988
4.63%, 01/15/27(b)	455	446,020
5.88%, 02/15/28(b)	250	250,421
6.50%, 02/15/28(b)	250	254,294
7.50%, 03/15/26(b)	201	203,464
Alsea SAB de CV, 7.75%, 12/14/26(d)	200	202,488
Aragvi Finance International DAC, 8.45%, 04/29/26(d)	50	49,795
B&G Foods Inc.
5.25%, 09/15/27(c)	175	169,777
8.00%, 09/15/28(b)	205	212,990
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(d)	200	206,048
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	135	112,154
Campbell Soup Co.
4.15%, 03/15/28	465	456,267
5.20%, 03/19/27	150	152,154
5.20%, 03/21/29	150	152,016
5.30%, 03/20/26	125	125,935
Cencosud SA, 4.38%, 07/17/27(d)	400	389,937
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(d)	400	378,168
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(b)(e)	200	206,362
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(b)	125	120,034
7.63%, 07/01/29(b)	150	156,358
Conagra Brands Inc.
1.38%, 11/01/27	415	375,572
4.60%, 11/01/25	279	278,221
4.85%, 11/01/28	340	338,756
5.30%, 10/01/26	175	176,763
7.00%, 10/01/28	93	99,491
Danone SA, 2.95%, 11/02/26(b)	695	672,283
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
General Mills Inc.
3.20%, 02/10/27	$215	$208,173
4.20%, 04/17/28	345	339,074
4.70%, 01/30/27	150	150,113
5.24%, 11/18/25(c)	15	14,978
5.50%, 10/17/28	205	210,442
Hershey Co. (The)
2.30%, 08/15/26	30	28,922
4.25%, 05/04/28	45	44,789
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26(b)	120	8,860
Hormel Foods Corp.
1.70%, 06/03/28	20	18,109
4.80%, 03/30/27	130	131,021
Ingredion Inc., 3.20%, 10/01/26	35	33,999
J.M. Smucker Co. (The), 5.90%, 11/15/28	280	292,067
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	380	360,297
3.00%, 02/02/29	100	91,613
5.13%, 02/01/28	310	309,245
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(b)	290	300,500
Kellanova
3.25%, 04/01/26	215	210,668
3.40%, 11/15/27	120	115,749
4.30%, 05/15/28	305	301,537
Kraft Heinz Foods Co.
3.00%, 06/01/26	533	518,866
3.88%, 05/15/27	512	502,033
4.63%, 01/30/29	55	54,933
Kroger Co. (The)
2.65%, 10/15/26	335	322,236
3.50%, 02/01/26	150	147,856
3.70%, 08/01/27	10	9,759
4.50%, 01/15/29	185	183,239
4.60%, 08/15/27	200	200,292
4.65%, 09/15/29	475	475,014
4.70%, 08/15/26	145	145,437
Lamb Weston Holdings Inc., 4.88%, 05/15/28(b)	200	195,854
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	65	63,975
Mars Inc.
0.88%, 07/16/26(b)	185	173,555
4.55%, 04/20/28(b)	330	328,213
McCormick & Co. Inc./MD
0.90%, 02/15/26	335	318,921
3.40%, 08/15/27	139	134,541
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(b)	205	192,069
Mondelez International Inc.
2.63%, 03/17/27	252	240,977
4.75%, 02/20/29	155	155,409
NBM U.S. Holdings Inc., 7.00%, 05/14/26(d)	200	201,448
Nestle Capital Corp., 4.65%, 03/12/29(b)	150	150,277
Nestle Holdings Inc.
0.63%, 01/15/26(b)	330	315,144
1.00%, 09/15/27(b)(c)	390	353,938
1.15%, 01/14/27(b)	260	241,656
1.50%, 09/14/28(b)	205	183,364
3.63%, 09/24/28(b)	300	290,046
Security	Par (000)	Value
Food (continued)
4.13%, 10/01/27(b)	$275	$273,191
5.00%, 03/14/28(b)	205	207,767
5.00%, 09/12/28(b)	150	152,100
5.25%, 03/13/26(b)	205	207,254
Performance Food Group Inc.
4.25%, 08/01/29(b)	300	280,738
5.50%, 10/15/27(b)	325	322,548
Post Holdings Inc., 5.63%, 01/15/28(b)	112	112,984
Sigma Holdco BV, 7.88%, 05/15/26(b)	100	99,107
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(b)	260	241,128
Smithfield Foods Inc.
4.25%, 02/01/27(b)	252	246,255
5.20%, 04/01/29(b)	115	112,663
Sysco Corp.
3.25%, 07/15/27	107	103,101
3.30%, 07/15/26	512	500,212
5.75%, 01/17/29	130	134,587
TreeHouse Foods Inc., 4.00%, 09/01/28	160	145,226
Tyson Foods Inc.
3.55%, 06/02/27	316	306,666
4.00%, 03/01/26	427	422,331
4.35%, 03/01/29	265	258,329
5.40%, 03/15/29	150	152,517
U.S. Foods Inc.
4.75%, 02/15/29(b)	305	293,922
6.88%, 09/15/28(b)	175	180,185
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	160	154,492
Yili Holding Investment Ltd., 1.63%, 11/19/25(d)	200	192,835
		21,099,722
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	385	378,176
TKC Holdings Inc.
6.88%, 05/15/28(b)	155	152,589
10.50%, 05/15/29(b)	200	202,024
		732,789
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	100	94,655
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	205	196,653
4.25%, 04/30/29(d)	200	189,113
Domtar Corp., 6.75%, 10/01/28(b)	200	182,969
Georgia-Pacific LLC
0.95%, 05/15/26(b)	75	70,955
2.10%, 04/30/27(b)(c)	175	165,103
Inversiones CMPC SA, 4.38%, 04/04/27(d)	200	196,691
Mercer International Inc.
5.13%, 02/01/29	264	227,886
5.50%, 01/15/26	96	96,000
12.88%, 10/01/28(b)(c)	93	98,525
Suzano Austria GmbH
2.50%, 09/15/28	145	130,935
5.75%, 07/14/26(d)	200	202,068
6.00%, 01/15/29	510	516,377
Suzano International Finance BV, 5.50%, 01/17/27	298	300,216
		2,668,146
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	175	168,735

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.88%, 08/20/26	$205	$200,753
9.38%, 06/01/28(b)	170	174,893
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	280	275,899
Atmos Energy Corp., 3.00%, 06/15/27	105	100,963
Boston Gas Co.
3.00%, 08/01/29(b)	150	136,453
3.15%, 08/01/27(b)(c)	65	61,833
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	265	259,358
3.87%, 03/04/29(b)	100	95,045
4.63%, 08/05/27(b)	188	185,880
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	85	82,903
5.25%, 03/01/28	340	345,476
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(d)	200	194,575
ENN Energy Holdings Ltd., 4.63%, 05/17/27(d)	400	396,760
KeySpan Gas East Corp., 2.74%, 08/15/26(b)	285	274,255
Korea Gas Corp.
1.13%, 07/13/26(d)	400	376,660
3.50%, 07/02/26(d)	400	392,055
National Fuel Gas Co.
4.75%, 09/01/28	15	14,769
5.50%, 01/15/26	195	195,951
5.50%, 10/01/26	130	131,545
NiSource Inc.
2.95%, 09/01/29	220	202,042
3.49%, 05/15/27	235	228,678
5.20%, 07/01/29	155	157,100
5.25%, 03/30/28	480	486,781
ONE Gas Inc., 5.10%, 04/01/29	120	122,007
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	180	170,591
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(d)	200	194,412
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26(d)	400	377,653
Southern California Gas Co.
2.95%, 04/15/27	675	649,476
Series TT, 2.60%, 06/15/26	167	161,865
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	285	278,433
Southwest Gas Corp.
3.70%, 04/01/28	50	47,984
5.45%, 03/23/28	65	65,918
5.80%, 12/01/27	50	51,205
Spire Inc., 5.30%, 03/01/26	100	100,557
Talent Yield International Ltd., 2.00%, 05/06/26(d)	200	191,322
		7,550,785
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	20	19,726
Regal Rexnord Corp.
6.05%, 02/15/26	120	121,212
6.05%, 04/15/28	405	414,170
Stanley Black & Decker Inc.
3.40%, 03/01/26	170	166,889
4.25%, 11/15/28	35	34,334
6.00%, 03/06/28	205	212,894
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28(b)	125	138,782
		1,108,007
Security	Par (000)	Value
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	$35	$31,633
3.75%, 11/30/26	520	514,295
Agilent Technologies Inc.
2.75%, 09/15/29	155	141,123
3.05%, 09/22/26	15	14,547
4.20%, 09/09/27	75	74,149
Alcon Finance Corp.
2.75%, 09/23/26(b)	230	221,518
3.00%, 09/23/29(b)	250	231,037
Avantor Funding Inc., 4.63%, 07/15/28(b)	460	444,654
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	441,332
Baxter International Inc.
1.92%, 02/01/27	547	513,393
2.27%, 12/01/28	420	377,944
2.60%, 08/15/26	15	14,439
Boston Scientific Corp., 4.00%, 03/01/28	15	14,672
Edwards Lifesciences Corp., 4.30%, 06/15/28	200	196,427
GE HealthCare Technologies Inc.
4.80%, 08/14/29	265	264,487
5.60%, 11/15/25	655	660,491
5.65%, 11/15/27	610	625,683
Hologic Inc.
3.25%, 02/15/29(b)	300	275,517
4.63%, 02/01/28(b)	145	141,904
Medline Borrower LP
3.88%, 04/01/29(b)	1,315	1,230,910
5.25%, 10/01/29(b)	780	755,930
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	335	341,117
Medtronic Global Holdings SCA, 4.25%, 03/30/28	210	208,790
Olympus Corp., 2.14%, 12/08/26(b)	50	47,267
Revvity Inc.
1.90%, 09/15/28	150	134,293
3.30%, 09/15/29	250	231,121
Solventum Corp.
5.40%, 03/01/29(b)	460	465,823
5.45%, 02/25/27(b)	215	217,774
Stryker Corp.
3.38%, 11/01/25	411	406,486
3.50%, 03/15/26	322	317,086
3.65%, 03/07/28	200	193,783
4.25%, 09/11/29	180	176,428
4.85%, 12/08/28	140	140,839
Teleflex Inc.
4.25%, 06/01/28(b)	150	143,845
4.63%, 11/15/27	185	181,719
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	195	175,587
2.60%, 10/01/29	250	228,098
4.80%, 11/21/27	344	347,973
4.95%, 08/10/26	195	196,840
5.00%, 12/05/26	275	278,246
5.00%, 01/31/29(c)	335	340,399
Varex Imaging Corp., 7.88%, 10/15/27(b)(c)	110	111,786
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	157	153,798
5.35%, 12/01/28	160	163,167
		12,388,350
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	$140	$131,159
5.50%, 07/01/28(b)	150	145,536
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	5	4,868
AHP Health Partners Inc., 5.75%, 07/15/29(b)	90	87,084
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(b)	175	170,156
5.00%, 07/15/27(b)	170	168,883
Centene Corp.
2.45%, 07/15/28	655	589,501
4.25%, 12/15/27	710	686,863
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	160	146,693
4.25%, 05/01/28(b)	175	166,614
CHRISTUS Health, Series C, 4.34%, 07/01/28(c)	10	9,826
CHS/Community Health Systems Inc.
5.63%, 03/15/27(b)	580	565,492
6.00%, 01/15/29(b)	200	188,331
6.88%, 04/01/28(b)	187	154,752
6.88%, 04/15/29(b)(c)	350	295,210
8.00%, 12/15/27(b)	232	231,420
Cigna Group (The)
1.25%, 03/15/26	185	176,441
3.05%, 10/15/27	35	33,478
3.40%, 03/01/27	554	537,977
4.38%, 10/15/28	1,090	1,070,631
4.50%, 02/25/26	356	355,034
5.00%, 05/15/29	300	301,236
CommonSpirit Health
3.35%, 10/01/29	300	279,153
6.07%, 11/01/27	200	207,081
Elevance Health Inc.
1.50%, 03/15/26	327	313,225
2.88%, 09/15/29	245	223,710
3.65%, 12/01/27	620	602,048
4.10%, 03/01/28	465	455,842
4.50%, 10/30/26	135	134,774
4.90%, 02/08/26	195	194,497
5.15%, 06/15/29	190	192,099
Encompass Health Corp., 4.50%, 02/01/28	265	257,698
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	105	97,940
3.75%, 06/15/29(b)	150	139,557
HCA Inc.
3.13%, 03/15/27	362	348,122
3.38%, 03/15/29	100	93,701
4.13%, 06/15/29	600	577,916
4.50%, 02/15/27	385	381,869
5.20%, 06/01/28	385	388,467
5.25%, 06/15/26	531	533,049
5.38%, 09/01/26	364	365,848
5.63%, 09/01/28	335	341,703
5.88%, 02/15/26	513	516,725
5.88%, 02/01/29	335	344,333
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/29(b)	20	20,239
HealthEquity Inc., 4.50%, 10/01/29(b)	175	166,479
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	240	255,493
Highmark Inc., 1.45%, 05/10/26(b)	296	279,557
Security	Par (000)	Value
Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27	$567	$525,342
3.13%, 08/15/29	25	22,945
3.70%, 03/23/29	250	237,349
3.95%, 03/15/27	60	58,717
5.75%, 03/01/28	240	245,158
5.75%, 12/01/28	110	112,801
ICON Investments Six DAC
5.81%, 05/08/27	205	209,109
5.85%, 05/08/29	240	246,279
IQVIA Inc.
5.00%, 10/15/26(b)	305	301,744
5.00%, 05/15/27(b)	365	360,418
5.70%, 05/15/28	200	204,240
6.25%, 02/01/29	365	380,346
Kedrion SpA, 6.50%, 09/01/29(b)	250	235,029
Laboratory Corp. of America Holdings
1.55%, 06/01/26	252	240,211
3.60%, 09/01/27	10	9,735
LifePoint Health Inc.
4.38%, 02/15/27(b)	185	179,526
5.38%, 01/15/29(b)	150	137,180
Molina Healthcare Inc., 4.38%, 06/15/28(b)	280	268,694
MPH Acquisition Holdings LLC
5.50%, 09/01/28(b)	310	211,678
5.75%, 11/01/28(b)	290	131,234
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	210	201,602
Prime Healthcare Services Inc., 9.38%, 09/01/29(b)	415	422,057
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	200	178,933
Quest Diagnostics Inc.
3.45%, 06/01/26	260	254,943
4.20%, 06/30/29	160	155,778
4.60%, 12/15/27	85	85,162
Quorum Health Corp., 11.63%, 04/15/23(k)	100	—
Radiology Partners Inc., 7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(b)(e)	14	13,867
Rede D'or Finance SARL, 4.95%, 01/17/28(d)	200	194,452
Roche Holdings Inc.
0.99%, 03/05/26(b)	250	238,912
1.93%, 12/13/28(b)	630	569,217
2.31%, 03/10/27(b)	550	524,651
2.63%, 05/15/26(b)	200	194,702
3.00%, 11/10/25(b)	50	49,274
3.63%, 09/17/28(b)	50	48,269
4.20%, 09/09/29(b)	200	196,614
4.79%, 03/08/29(b)	200	201,528
5.27%, 11/13/26(b)	380	386,136
5.34%, 11/13/28(b)	435	447,352
Select Medical Corp., 6.25%, 08/15/26(b)	365	365,911
SSM Health Care Corp., 4.89%, 06/01/28	177	177,112
Sutter Health, Series 2018, 3.70%, 08/15/28	13	12,491
Tenet Healthcare Corp.
4.25%, 06/01/29	425	402,234
4.63%, 06/15/28	175	169,293
5.13%, 11/01/27	450	446,366
6.13%, 10/01/28	725	724,706
6.25%, 02/01/27	455	455,259
Toledo Hospital (The), Series B, 5.33%, 11/15/28	110	107,063
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	240	244,840

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
3.70%, 05/15/27	$510	$501,248
1.15%, 05/15/26	447	425,045
1.25%, 01/15/26	293	281,801
2.88%, 08/15/29	300	277,711
2.95%, 10/15/27	355	340,841
3.10%, 03/15/26	177	173,762
3.38%, 04/15/27	95	92,526
3.45%, 01/15/27	253	247,734
3.70%, 12/15/25	30	29,740
3.85%, 06/15/28	465	454,187
3.88%, 12/15/28	105	102,315
4.00%, 05/15/29	250	243,790
4.25%, 01/15/29	395	389,420
4.60%, 04/15/27	175	176,166
4.70%, 04/15/29	155	155,612
4.75%, 07/15/26	155	155,980
5.25%, 02/15/28	440	449,628
Universal Health Services Inc.
1.65%, 09/01/26	285	268,423
4.63%, 10/15/29	150	145,636
		30,626,334
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC, 5.38%, 05/08/29(d)	400	408,151
Amipeace Ltd., 1.75%, 11/09/26(d)	200	188,960
Antares Holdings LP
2.75%, 01/15/27(b)	250	231,974
3.95%, 07/15/26(b)	250	241,443
7.95%, 08/11/28(b)	260	270,790
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	255	260,359
Ares Capital Corp.
2.15%, 07/15/26	387	367,225
2.88%, 06/15/27	85	79,867
2.88%, 06/15/28	425	387,943
3.88%, 01/15/26	395	388,353
5.88%, 03/01/29	290	292,069
5.95%, 07/15/29	245	247,321
7.00%, 01/15/27	200	206,633
Ares Strategic Income Fund, 6.35%, 08/15/29(b)	200	201,540
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	140	131,891
2.95%, 03/10/26	157	151,411
Barings BDC Inc.
3.30%, 11/23/26	190	180,517
7.00%, 02/15/29	50	50,988
Benteler International AG, Class A, 10.50%, 05/15/28(b)	160	165,775
Blackstone Private Credit Fund
2.63%, 12/15/26	422	397,618
3.25%, 03/15/27	360	341,103
4.00%, 01/15/29	155	145,987
4.95%, 09/26/27(b)	45	44,198
5.95%, 07/16/29(b)	175	175,449
7.30%, 11/27/28(b)	110	115,380
Blackstone Secured Lending Fund
2.13%, 02/15/27	235	217,517
2.75%, 09/16/26	285	271,507
2.85%, 09/30/28	140	126,455
3.63%, 01/15/26	355	347,023
5.88%, 11/15/27	100	101,196
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp.
2.63%, 01/15/27	$180	$168,460
2.88%, 06/11/28	215	194,034
3.40%, 07/15/26	305	293,810
4.25%, 01/15/26	239	235,344
5.95%, 03/15/29	155	155,559
Blue Owl Capital Corp. II, 8.45%, 11/15/26	105	109,366
Blue Owl Capital Corp. III, 3.13%, 04/13/27	65	60,941
Blue Owl Credit Income Corp.
3.13%, 09/23/26(c)	70	66,632
4.70%, 02/08/27	218	212,590
6.60%, 09/15/29(b)(c)	110	111,182
7.75%, 09/16/27	215	223,951
7.75%, 01/15/29	160	168,471
7.95%, 06/13/28	185	195,124
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	170	157,490
3.75%, 06/17/26(b)	45	43,137
4.75%, 12/15/25(b)	163	160,202
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	200	199,035
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	189,747
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	190,491
CITIC Ltd.
2.88%, 02/17/27(d)	200	192,220
3.70%, 06/14/26(d)	200	196,498
3.88%, 02/28/27(d)	400	392,832
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	300	285,543
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(b)(c)	435	415,062
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	300	288,959
Fairfax India Holdings Corp., 5.00%, 02/26/28(d)	250	231,706
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)(c)	85	85,894
FS KKR Capital Corp.
2.63%, 01/15/27(c)	30	28,151
3.13%, 10/12/28(c)	210	188,928
3.25%, 07/15/27	250	235,191
3.40%, 01/15/26	412	400,880
6.88%, 08/15/29	150	154,495
7.88%, 01/15/29	100	106,138
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26(d)	200	187,426
Gaci First Investment Co.
5.00%, 10/13/27(d)	400	399,963
5.00%, 01/29/29(d)	400	398,506
Goldman Sachs BDC Inc.
2.88%, 01/15/26	325	316,448
6.38%, 03/11/27	105	107,208
Golub Capital BDC Inc.
2.05%, 02/15/27	100	92,074
2.50%, 08/24/26	240	227,300
6.00%, 07/15/29	150	150,212
7.05%, 12/05/28	140	145,351
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	135	131,632
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	200	198,024
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HPS Corporate Lending Fund
6.25%, 09/30/29(b)	$100	$100,191
6.75%, 01/30/29(b)	150	152,984
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	192,021
4.75%, 04/27/27(d)	400	392,015
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	393,573
4.88%, 11/22/26(d)	200	197,007
5.00%, 11/19/25(d)	200	198,534
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	225	187,709
5.25%, 05/15/27	433	403,312
6.25%, 05/15/26	385	378,409
9.75%, 01/15/29	200	199,751
ICD Funding Ltd., 3.22%, 04/28/26(d)	200	194,050
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)	400	398,355
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.233%)(a)(d)	200	205,474
Main Street Capital Corp.
3.00%, 07/14/26	267	255,026
6.50%, 06/04/27	100	100,912
6.95%, 03/01/29	70	71,680
MDGH GMTN RSC Ltd.
2.50%, 05/21/26(d)	600	579,549
3.00%, 03/28/27(d)	200	191,648
4.50%, 11/07/28(d)	200	198,353
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(c)	95	93,509
6.15%, 05/17/29(b)	95	94,524
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(d)	200	193,681
New Mountain Finance Corp.
6.20%, 10/15/27	85	84,031
6.88%, 02/01/29	80	79,809
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	110	102,724
7.10%, 02/15/29	50	51,686
Prospect Capital Corp.
3.36%, 11/15/26(c)	110	103,443
3.44%, 10/15/28(c)	70	60,559
3.71%, 01/22/26(c)	190	184,896
Rongshi International Finance Ltd.
1.50%, 11/05/25(d)	200	193,220
3.63%, 05/04/27(d)	200	195,457
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	198,845
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	200	189,597
Sixth Street Lending Partners, 6.50%, 03/11/29(b)	205	206,476
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	40	38,018
6.13%, 03/01/29	50	50,167
6.95%, 08/14/28	135	140,092
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(d)	200	201,086
Suci Second Investment Co.
4.38%, 09/10/27(d)	200	197,324
6.00%, 10/25/28(d)	800	830,351
Temasek Financial I Ltd., 3.63%, 08/01/28(b)	500	488,024
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(d)	200	209,833
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	190,789
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Zhongyuan Zhicheng Co. Ltd., 5.90%, 06/20/27(d)	$200	$203,897
		25,001,441
Home Builders — 0.1%
Adams Homes Inc., 9.25%, 10/15/28(b)	103	107,544
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	100	93,450
6.63%, 01/15/28(b)	90	89,989
Beazer Homes USA Inc., 5.88%, 10/15/27	125	123,973
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29(b)	100	94,696
6.25%, 09/15/27(b)	205	203,465
Century Communities Inc.
3.88%, 08/15/29(b)	150	136,361
6.75%, 06/01/27	195	196,175
DR Horton Inc.
1.30%, 10/15/26	327	307,028
1.40%, 10/15/27	90	82,559
Dream Finders Homes Inc., 8.25%, 08/15/28(b)	115	120,305
Empire Communities Corp., 9.75%, 05/01/29(b)	140	146,514
Forestar Group Inc.
3.85%, 05/15/26(b)	120	116,994
5.00%, 03/01/28(b)	85	81,225
Installed Building Products Inc., 5.75%, 02/01/28(b)	110	109,265
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	125	137,766
KB Home, 6.88%, 06/15/27	130	134,202
Landsea Homes Corp., 8.88%, 04/01/29(b)	100	102,333
Lennar Corp.
4.75%, 11/29/27	397	397,076
5.00%, 06/15/27	55	55,322
5.25%, 06/01/26	210	211,010
LGI Homes Inc.
4.00%, 07/15/29(b)	75	67,181
8.75%, 12/15/28(b)	130	136,881
M/I Homes Inc., 4.95%, 02/01/28	152	146,969
Mattamy Group Corp., 5.25%, 12/15/27(b)	195	192,208
Meritage Homes Corp.
3.88%, 04/15/29(b)	110	102,778
5.13%, 06/06/27	115	115,080
New Home Co. Inc. (The), 9.25%, 10/01/29(b)	75	78,603
PulteGroup Inc., 5.00%, 01/15/27	65	65,189
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	185	176,633
4.75%, 04/01/29	75	71,100
STL Holding Co. LLC, 8.75%, 02/15/29(b)	75	79,684
Taylor Morrison Communities Inc.
5.75%, 01/15/28(b)	175	174,954
5.88%, 06/15/27(b)	170	170,941
Thor Industries Inc., 4.00%, 10/15/29(b)	150	136,871
Toll Brothers Finance Corp.
4.35%, 02/15/28	45	44,187
4.88%, 11/15/25	181	180,857
4.88%, 03/15/27	244	243,863
Tri Pointe Homes Inc.
5.25%, 06/01/27	120	118,548
5.70%, 06/15/28	100	99,372
Winnebago Industries Inc., 6.25%, 07/15/28(b)	90	89,528
		5,538,679
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(d)	200	209,404

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Leggett & Platt Inc.
3.50%, 11/15/27	$215	$203,914
4.40%, 03/15/29	115	107,984
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	185,594
Tempur Sealy International Inc., 4.00%, 04/15/29(b)	250	230,231
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(d)	200	200,041
Whirlpool Corp., 4.75%, 02/26/29	200	197,833
		1,335,001
Hotels, Restaurants & Leisure — 0.0%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(b)	350	355,790
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	175	160,515
Avery Dennison Corp., 4.88%, 12/06/28	55	55,033
Central Garden & Pet Co., 5.13%, 02/01/28	105	103,390
Church & Dwight Co. Inc., 3.15%, 08/01/27	295	285,409
Clorox Co. (The)
3.10%, 10/01/27	75	71,891
3.90%, 05/15/28	270	263,640
4.40%, 05/01/29	100	99,015
Kimberly-Clark Corp.
1.05%, 09/15/27	140	127,399
3.20%, 04/25/29	260	246,499
3.95%, 11/01/28	150	147,119
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	855	819,346
		2,379,256
Housewares — 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	190	192,448
Newell Brands Inc.
5.70%, 04/01/26	605	606,444
6.38%, 09/15/27(c)	150	151,834
6.63%, 09/15/29(c)	145	147,778
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29	115	108,603
5.25%, 12/15/26	95	94,692
		1,301,799
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(b)	225	211,682
6.00%, 08/01/29(b)	150	141,794
8.25%, 02/01/29(b)	277	281,574
8.50%, 06/15/29(b)	150	154,014
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(a)	355	351,237
Aflac Inc.
1.13%, 03/15/26	115	109,567
2.88%, 10/15/26	15	14,535
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(a)(d)(f)	200	192,644
3.60%, 04/09/29(b)	300	285,871
5.63%, 10/25/27(b)	575	593,323
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	250	237,147
6.75%, 10/15/27(b)	380	378,584
6.75%, 04/15/28(b)	400	402,322
Security	Par (000)	Value
Insurance (continued)
Allstate Corp. (The)
0.75%, 12/15/25	$390	$373,068
3.28%, 12/15/26	125	121,655
5.05%, 06/24/29	125	126,106
American International Group Inc.
4.20%, 04/01/28	205	200,971
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	210	209,441
American National Group Inc.
5.00%, 06/15/27	51	50,619
5.75%, 10/01/29	180	180,536
AmWINS Group Inc.
4.88%, 06/30/29(b)	225	211,777
6.38%, 02/15/29(b)	230	231,290
Aon Corp.
3.75%, 05/02/29(c)	310	296,623
4.50%, 12/15/28	20	19,814
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	425	406,891
Aon Global Ltd., 3.88%, 12/15/25	295	292,260
Aon North America Inc.
5.13%, 03/01/27	235	238,023
5.15%, 03/01/29	330	333,557
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	225	224,765
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.265%)(a)(d)	200	198,709
Assurant Inc., 4.90%, 03/27/28	120	119,392
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	115	120,047
AssuredPartners Inc., 5.63%, 01/15/29(b)	175	165,639
Athene Global Funding
1.45%, 01/08/26(b)	300	287,689
1.61%, 06/29/26(b)	260	246,114
1.73%, 10/02/26(b)	320	301,444
1.99%, 08/19/28(b)	240	214,153
2.45%, 08/20/27(b)(c)	5	4,668
2.50%, 03/24/28(b)	200	183,618
2.72%, 01/07/29(b)	105	95,282
2.95%, 11/12/26(b)(c)	80	76,884
4.72%, 10/08/29(b)	200	196,352
4.86%, 08/27/26(b)	225	224,606
5.34%, 01/15/27(b)	45	45,284
5.35%, 07/09/27(b)	100	100,687
5.52%, 03/25/27(b)	170	171,960
5.58%, 01/09/29(b)	350	355,070
5.62%, 05/08/26(b)	75	75,677
Athene Holding Ltd., 4.13%, 01/12/28	600	583,469
AXA SA, 5.13%, 01/17/47, (1-day SOFR Index + 4.145%)(a)(d)	200	199,585
Axis Specialty Finance LLC, 3.90%, 07/15/29	55	52,391
Axis Specialty Finance PLC, 4.00%, 12/06/27	105	101,923
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	715	684,363
Berkshire Hathaway Inc., 3.13%, 03/15/26	559	549,114
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	339	321,390
2.00%, 06/28/28(b)	100	88,806
5.55%, 04/09/27(b)	200	202,145
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.65%, 06/10/29(b)	$125	$126,495
Brighthouse Financial Inc., 3.70%, 06/22/27	220	212,899
BroadStreet Partners Inc., 5.88%, 04/15/29(b)	225	214,462
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(d)	600	608,436
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(a)(d)(f)	800	840,985
Chubb INA Holdings LLC
3.35%, 05/03/26	395	388,118
4.65%, 08/15/29	200	200,074
Cincinnati Financial Corp., 6.92%, 05/15/28	105	112,296
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46, (3-mo. LIBOR US + 4.918%)(a)(d)	200	200,023
CNA Financial Corp.
3.45%, 08/15/27	130	125,739
3.90%, 05/01/29	105	101,178
4.50%, 03/01/26	200	199,044
CNO Financial Group Inc., 5.25%, 05/30/29	100	99,436
CNO Global Funding
1.75%, 10/07/26(b)	300	282,136
2.65%, 01/06/29(b)	185	165,740
4.95%, 09/09/29(b)	125	123,464
5.88%, 06/04/27(b)	215	219,266
Corebridge Financial Inc.
3.65%, 04/05/27	590	574,827
3.85%, 04/05/29	300	286,930
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	355	363,261
Corebridge Global Funding
4.65%, 08/20/27(b)	95	94,820
5.20%, 01/12/29(b)	100	100,667
5.20%, 06/24/29(b)	115	115,751
5.35%, 06/24/26(b)(c)	100	101,035
5.75%, 07/02/26(b)	240	244,099
5.90%, 09/19/28(b)	120	123,909
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (3-mo. LIBOR US + 3.660%)(a)(b)(f)	835	816,979
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	165	155,081
Enstar Group Ltd., 4.95%, 06/01/29(c)	160	157,914
Equitable Financial Life Global Funding
1.00%, 01/09/26(b)	20	19,131
1.30%, 07/12/26(b)	275	259,950
1.70%, 11/12/26(b)	250	235,517
1.80%, 03/08/28(b)	195	176,219
5.45%, 03/03/28(b)	110	111,177
5.50%, 12/02/25(b)	306	308,548
Equitable Holdings Inc.
4.35%, 04/20/28	435	426,533
4.57%, 02/15/29(b)	100	97,846
Essent Group Ltd., 6.25%, 07/01/29	80	81,832
F&G Annuities & Life Inc.
6.50%, 06/04/29	175	177,368
7.40%, 01/13/28	125	130,022
F&G Global Funding
1.75%, 06/30/26(b)	335	317,275
2.00%, 09/20/28(b)(c)	80	70,126
2.30%, 04/11/27(b)	255	237,430
5.88%, 06/10/27(b)	105	106,615
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	200	199,164
Farmers Exchange Capital, 7.05%, 07/15/28(b)	105	109,416
Fidelity National Financial Inc., 4.50%, 08/15/28	120	118,089
Security	Par (000)	Value
Insurance (continued)
GA Global Funding Trust
1.63%, 01/15/26(b)	$290	$278,672
1.95%, 09/15/28(b)	30	26,783
2.25%, 01/06/27(b)	330	311,559
4.40%, 09/23/27(b)	150	147,805
5.50%, 01/08/29(b)	150	152,414
Global Atlantic Fin Co., 4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	235	225,277
Globe Life Inc., 4.55%, 09/15/28	205	202,329
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	55	53,231
Guardian Life Global Funding
0.88%, 12/10/25(b)	130	124,703
1.25%, 11/19/27(b)(c)	45	40,642
1.40%, 07/06/27(b)	50	45,954
1.63%, 09/16/28(b)	15	13,384
3.25%, 03/29/27(b)	330	319,317
4.18%, 09/26/29(b)	125	121,930
5.55%, 10/28/27(b)	470	481,079
5.74%, 10/02/28(b)	100	103,438
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(d)	200	191,818
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(d)	200	191,606
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	150	136,891
High Street Funding Trust I, 4.11%, 02/15/28(b)	165	158,690
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,217
Jackson Financial Inc., 5.17%, 06/08/27	100	100,417
Jackson National Life Global Funding
3.05%, 04/29/26(b)	25	24,318
3.05%, 06/21/29(b)(c)	100	89,874
4.60%, 10/01/29(b)	300	293,880
5.25%, 04/12/28(b)	155	154,261
5.50%, 01/09/26(b)	245	245,951
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(d)	200	204,192
La Mondiale SAM, 5.88%, 01/26/47, (5-year USD ICE Swap + 4.482%)(a)(d)	200	199,724
Legal & General Group PLC, 5.25%, 03/21/47, (5-year USD Swap + 3.687%)(a)(d)	600	595,060
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	175	164,739
4.57%, 02/01/29(b)	325	319,584
Lincoln National Corp.
3.63%, 12/12/26	95	92,754
3.80%, 03/01/28	115	111,326
Loews Corp., 3.75%, 04/01/26	239	236,122
Manulife Financial Corp.
2.48%, 05/19/27	5	4,745
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	337	328,584
4.15%, 03/04/26	373	369,979
Markel Group Inc.
3.35%, 09/17/29	100	92,707
3.50%, 11/01/27	5	4,814
Marsh & McLennan Companies Inc.
3.75%, 03/14/26	150	148,338
4.38%, 03/15/29	445	439,557
4.55%, 11/08/27	250	250,050

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MassMutual Global Funding II
1.20%, 07/16/26(b)	$60	$56,681
4.50%, 04/10/26(b)	235	234,926
4.85%, 01/17/29(b)	200	201,508
5.05%, 12/07/27(b)(c)	440	446,733
5.05%, 06/14/28(b)	205	207,646
5.10%, 04/09/27(b)	200	202,728
5.15%, 05/30/29(b)	200	204,104
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)(c)	495	493,762
Mercury General Corp., 4.40%, 03/15/27	45	44,098
Met Tower Global Funding
1.25%, 09/14/26(b)	335	315,464
4.00%, 10/01/27(b)	150	147,837
4.85%, 01/16/27(b)	150	151,027
5.25%, 04/12/29(b)	165	168,024
5.40%, 06/20/26(b)	160	162,107
Metropolitan Life Global Funding I
3.00%, 09/19/27(b)	200	191,431
3.05%, 06/17/29(b)	150	139,159
3.30%, 03/21/29(b)	150	141,468
4.30%, 08/25/29(b)	150	146,694
4.40%, 06/30/27(b)	410	408,533
4.85%, 01/08/29(b)	250	250,989
5.00%, 01/06/26(b)	305	306,282
5.05%, 06/11/27(b)	150	151,950
5.05%, 01/06/28(b)	170	171,491
5.40%, 09/12/28(b)	180	184,175
MGIC Investment Corp., 5.25%, 08/15/28	245	241,405
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(f)	200	197,801
Muang Thai Life Assurance PCL, 3.55%, 01/27/37, (10-year CMT + 2.400%)(a)(d)	200	192,002
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(b)	100	98,659
5.35%, 04/09/27(b)	80	80,940
5.45%, 12/12/28(b)	95	96,478
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	100	101,373
New York Life Global Funding
0.85%, 01/15/26(b)	220	210,355
1.15%, 06/09/26(b)(c)	310	293,737
3.00%, 01/10/28(b)	400	381,716
3.25%, 04/07/27(b)(c)	425	412,741
3.90%, 10/01/27(b)	195	191,807
4.70%, 04/02/26(b)(c)	315	315,761
4.70%, 01/29/29(b)	250	250,871
4.85%, 01/09/28(b)	405	408,241
4.90%, 04/02/27(b)	155	156,342
4.90%, 06/13/28(b)	110	110,863
5.00%, 06/06/29(b)(c)	100	101,315
5.45%, 09/18/26(b)	145	147,539
Nippon Life Insurance Co., 4.70%, 01/20/46, (5-year USD ICE Swap + 3.750%)(a)(b)	400	397,263
NMI Holdings Inc., 6.00%, 08/15/29	100	100,981
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	95	90,842
1.70%, 06/01/28(b)	185	166,480
1.75%, 01/11/27(b)	337	317,692
3.30%, 04/04/29(b)	200	187,311
4.11%, 09/12/27(b)	110	108,946
Security	Par (000)	Value
Insurance (continued)
4.35%, 09/15/27(b)	$60	$59,786
4.70%, 04/06/26(b)	315	315,351
4.71%, 01/10/29(b)	150	149,790
4.90%, 06/12/28(b)	120	120,567
5.07%, 03/25/27(b)	220	223,004
Old Republic International Corp., 3.88%, 08/26/26	90	88,487
Pacific Life Global Funding II
1.38%, 04/14/26(b)	245	233,965
1.45%, 01/20/28(b)	100	90,310
1.60%, 09/21/28(b)	10	8,872
4.50%, 08/28/29(b)	130	128,701
4.90%, 01/11/29(b)	85	85,292
5.50%, 08/28/26(b)	100	101,501
5.50%, 07/18/28(b)	485	495,664
Phoenix Group Holdings PLC, 4.75%, 09/04/31, (5-year CMT + 4.276%)(a)(d)	200	195,740
Pricoa Global Funding I
1.20%, 09/01/26(b)(c)	505	475,472
4.40%, 08/27/27(b)	165	164,538
5.10%, 05/30/28(b)(c)	430	435,591
5.55%, 08/28/26(b)	150	152,545
Principal Financial Group Inc., 3.70%, 05/15/29	100	95,537
Principal Life Global Funding II
0.88%, 01/12/26(b)	300	286,337
1.25%, 08/16/26(b)	315	296,755
1.50%, 11/17/26(b)	310	291,787
2.50%, 09/16/29(b)	150	134,563
3.00%, 04/18/26(b)	305	297,513
4.60%, 08/19/27(b)	150	149,985
5.00%, 01/16/27(b)	110	110,891
5.10%, 01/25/29(b)	130	131,381
5.50%, 06/28/28(b)(c)	265	268,975
Progressive Corp. (The)
2.45%, 01/15/27	5	4,790
2.50%, 03/15/27	310	296,201
4.00%, 03/01/29	195	190,823
Protective Life Corp., 4.30%, 09/30/28(b)	15	14,651
Protective Life Global Funding
1.30%, 09/20/26(b)	210	197,075
1.62%, 04/15/26(b)	205	196,225
4.34%, 09/13/27(b)	150	148,635
4.71%, 07/06/27(b)	255	255,088
4.99%, 01/12/27(b)	150	150,871
5.21%, 04/14/26(b)	205	206,416
5.37%, 01/06/26(b)	300	301,797
5.47%, 12/08/28(b)	150	153,639
Prudential Financial Inc.
3.88%, 03/27/28	460	448,377
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(c)	160	155,675
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)	125	125,774
Prudential Funding Asia PLC, 2.95%, 11/03/33, (5-year CMT + 1.517%)(a)(d)	200	182,080
Reinsurance Group of America Inc.
3.90%, 05/15/29	185	177,516
3.95%, 09/15/26	5	4,927
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	285	265,480
2.75%, 01/21/27(b)	90	85,007
6.15%, 06/29/28(b)	150	153,239
RenaissanceRe Finance Inc., 3.45%, 07/01/27	10	9,697
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	$110	$104,248
RGA Global Funding
2.00%, 11/30/26(b)(c)	15	14,173
2.70%, 01/18/29(b)	135	123,620
5.45%, 05/24/29(b)	215	219,302
6.00%, 11/21/28(b)	100	103,784
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	200	194,811
Sammons Financial Group Inc., 4.45%, 05/12/27(b)(c)	50	48,871
SBL Holdings Inc., 5.13%, 11/13/26(b)	197	193,056
SiriusPoint Ltd., 7.00%, 04/05/29	110	112,975
Sumitomo Life Insurance Co., 4.00%, 09/14/77, (3-mo. LIBOR US + 2.993%)(a)(b)(c)	560	541,869
Sunshine Life Insurance Corp. Ltd., 4.50%, 04/20/26(d)	200	195,945
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	225	224,941
Trinity Acquisition PLC, 4.40%, 03/15/26	160	158,860
Unum Group, 4.00%, 06/15/29	100	96,128
Willis North America Inc.
2.95%, 09/15/29	200	182,549
4.50%, 09/15/28	205	201,865
4.65%, 06/15/27	417	415,513
ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 03/08/26(d)	200	193,834
		54,381,693
Internet — 0.5%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(b)	120	108,212
9.00%, 08/01/29(b)	100	98,054
Alibaba Group Holding Ltd., 3.40%, 12/06/27	865	833,766
Alphabet Inc.
0.80%, 08/15/27	290	264,804
2.00%, 08/15/26	250	240,147
Amazon.com Inc.
1.00%, 05/12/26	901	857,252
1.20%, 06/03/27	527	486,886
1.65%, 05/12/28	65	59,177
3.15%, 08/22/27	1,200	1,161,805
3.30%, 04/13/27	778	759,116
3.45%, 04/13/29	415	399,427
4.55%, 12/01/27	775	778,895
4.60%, 12/01/25	445	445,894
5.20%, 12/03/25	357	359,416
ANGI Group LLC, 3.88%, 08/15/28(b)(c)	170	153,963
Arches Buyer Inc.
4.25%, 06/01/28(b)	315	288,844
6.13%, 12/01/28(b)	160	140,942
Baidu Inc.
1.63%, 02/23/27	200	186,994
1.72%, 04/09/26	205	196,340
3.63%, 07/06/27	50	48,713
4.38%, 03/29/28	200	197,444
Booking Holdings Inc.
3.55%, 03/15/28	105	101,757
3.60%, 06/01/26	45	44,382
Cablevision Lightpath LLC
3.88%, 09/15/27(b)	135	128,196
5.63%, 09/15/28(b)	130	120,874
Cars.com Inc., 6.38%, 11/01/28(b)	120	119,953
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(b)	$105	$105,526
Cogent Communications Group LLC
3.50%, 05/01/26(b)	170	165,307
7.00%, 06/15/27(b)	170	171,882
eBay Inc.
1.40%, 05/10/26	297	282,654
3.60%, 06/05/27	161	157,348
Expedia Group Inc.
3.80%, 02/15/28	365	353,380
4.63%, 08/01/27	276	274,887
5.00%, 02/15/26	210	210,364
Gen Digital Inc., 6.75%, 09/30/27(b)	270	274,705
Getty Images Inc., 9.75%, 03/01/27(b)	110	109,633
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	250	230,540
5.25%, 12/01/27(b)	225	222,239
GrubHub Holdings Inc., 5.50%, 07/01/27(b)	165	153,669
ION Trading Technologies SARL
5.75%, 05/15/28(b)	150	135,521
9.50%, 05/30/29(b)	200	203,500
JD.com Inc., 3.88%, 04/29/26	245	241,229
Match Group Holdings II LLC
4.63%, 06/01/28(b)	143	137,455
5.00%, 12/15/27(b)	190	185,426
5.63%, 02/15/29(b)	100	98,604
Meta Platforms Inc.
3.50%, 08/15/27	750	733,497
4.30%, 08/15/29	315	312,622
4.60%, 05/15/28	430	432,848
Millennium Escrow Corp., 6.63%, 08/01/26(b)	240	153,667
NAVER Corp., 1.50%, 03/29/26(d)	200	190,694
Netflix Inc.
4.38%, 11/15/26	418	417,323
4.88%, 04/15/28	604	607,394
5.88%, 11/15/28	585	610,760
6.38%, 05/15/29	205	219,017
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(b)	150	100,956
11.75%, 10/15/28(b)	160	158,234
Prosus NV
3.26%, 01/19/27(d)	400	381,877
4.85%, 07/06/27(d)	200	197,201
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(f)	245	234,844
9.75%, 04/15/29(b)	575	619,893
11.25%, 02/15/27(b)	555	603,067
Tencent Holdings Ltd.
1.81%, 01/26/26(d)	600	578,530
3.58%, 04/11/26(d)	200	196,635
3.60%, 01/19/28(d)	600	580,492
3.98%, 04/11/29(d)	800	776,138
Uber Technologies Inc.
4.50%, 08/15/29(b)	400	389,312
6.25%, 01/15/28(b)	200	201,981
7.50%, 09/15/27(b)	207	210,997
8.00%, 11/01/26(b)	465	465,000
VeriSign Inc., 4.75%, 07/15/27	95	94,193
Wayfair LLC, 7.25%, 10/31/29(b)	90	91,067
		21,853,361

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	$400	$405,358
Algoma Steel Inc., 9.13%, 04/15/29(b)	110	113,429
Allegheny Ludlum LLC, 6.95%, 12/15/25	55	55,833
ArcelorMittal SA
4.25%, 07/16/29(c)	100	97,424
4.55%, 03/11/26	222	220,902
6.55%, 11/29/27	477	496,415
ATI Inc., 5.88%, 12/01/27	150	149,185
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(b)	180	163,170
Carpenter Technology Corp., 6.38%, 07/15/28	135	134,839
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	125	117,176
5.88%, 06/01/27	175	174,758
6.88%, 11/01/29(b)	180	180,624
CSN Inova Ventures, 6.75%, 01/28/28(d)	400	381,637
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(d)	200	205,398
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	199,705
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	98,614
Krakatau Posco PT
6.38%, 06/11/27(d)	200	200,027
6.38%, 06/11/29(d)	200	199,429
Mineral Resources Ltd.
8.00%, 11/01/27(b)	210	215,138
8.13%, 05/01/27(b)	205	206,381
9.25%, 10/01/28(b)	335	352,919
Nucor Corp.
3.95%, 05/01/28	40	39,113
4.30%, 05/23/27	275	273,875
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	399,000
POSCO
4.50%, 08/04/27(d)	204	201,903
5.75%, 01/17/28(d)	385	393,646
Steel Dynamics Inc.
1.65%, 10/15/27	15	13,735
5.00%, 12/15/26	75	74,899
TMS International Corp./DE, 6.25%, 04/15/29(b)	100	96,748
U.S. Steel Corp., 6.88%, 03/01/29	150	151,198
		6,012,478
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	130	135,895
Brunswick Corp./DE, 5.85%, 03/18/29(c)	125	127,142
Carnival Corp.
4.00%, 08/01/28(b)	800	762,977
5.75%, 03/01/27(b)	800	802,267
6.00%, 05/01/29(b)	600	600,737
6.65%, 01/15/28	63	64,069
7.63%, 03/01/26(b)	400	402,856
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)	615	660,056
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	135	127,703
5.95%, 06/11/29(b)	135	135,288
6.50%, 03/10/28(b)(c)	180	184,655
Life Time Inc.
5.75%, 01/15/26(b)	274	273,953
8.00%, 04/15/26(b)	182	182,823
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(b)	100	104,232
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)	145	145,628
Security	Par (000)	Value
Leisure Time (continued)
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)	$150	$143,852
NCL Corp. Ltd.
5.88%, 03/15/26(b)	432	431,412
5.88%, 02/15/27(b)	280	279,705
7.75%, 02/15/29(b)(c)	175	185,263
8.13%, 01/15/29(b)	250	264,641
8.38%, 02/01/28(b)	195	204,264
NCL Finance Ltd., 6.13%, 03/15/28(b)	165	165,986
Polaris Inc., 6.95%, 03/15/29	150	158,323
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	170	161,962
4.25%, 07/01/26(b)	220	215,907
5.38%, 07/15/27(b)	285	284,434
5.50%, 08/31/26(b)	280	280,251
5.50%, 04/01/28(b)	445	445,015
7.50%, 10/15/27	105	111,281
Sabre GLBL Inc.
8.63%, 06/01/27(b)(c)	285	275,091
11.25%, 12/15/27(b)	180	185,189
Sunny Express Enterprises Corp., 2.95%, 03/01/27(d)	200	193,018
Viking Cruises Ltd.
5.88%, 09/15/27(b)	270	268,334
7.00%, 02/15/29(b)	160	161,200
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	100	98,674
VOC Escrow Ltd., 5.00%, 02/15/28(b)	245	238,327
		9,462,410
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27	305	299,258
Fortune Star BVI Ltd.
5.00%, 05/18/26(d)	400	383,000
5.05%, 01/27/27(d)	200	187,559
Full House Resorts Inc., 8.25%, 02/15/28(b)	140	139,837
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(b)	200	202,705
Gohl Capital Ltd., 4.25%, 01/24/27(d)	400	390,895
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(b)	150	139,773
5.75%, 05/01/28(b)	155	155,170
5.88%, 04/01/29(b)	165	166,412
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	250	234,288
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	215	212,807
Hyatt Hotels Corp.
4.38%, 09/15/28	125	122,212
4.85%, 03/15/26	193	193,099
5.25%, 06/30/29	140	140,774
5.75%, 01/30/27	40	40,780
Las Vegas Sands Corp.
3.50%, 08/18/26	355	344,983
3.90%, 08/08/29	255	238,210
5.90%, 06/01/27	75	76,148
6.00%, 08/15/29	100	101,921
Marriott International Inc./MD
4.88%, 05/15/29	95	95,084
4.90%, 04/15/29	240	240,477
5.00%, 10/15/27	655	661,854
5.45%, 09/15/26	50	50,722
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.55%, 10/15/28	$190	$195,331
Series AA, 4.65%, 12/01/28	15	14,938
Series R, 3.13%, 06/15/26	65	63,479
Series X, 4.00%, 04/15/28	25	24,411
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)	150	139,100
4.75%, 01/15/28	120	114,649
Melco Resorts Finance Ltd.
5.25%, 04/26/26(d)	200	196,020
5.75%, 07/21/28(b)	250	238,981
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	260	251,551
5.88%, 05/15/26(b)	235	233,740
MGM Resorts International
4.63%, 09/01/26	135	133,807
4.75%, 10/15/28(c)	220	212,547
5.50%, 04/15/27	219	218,504
6.13%, 09/15/29	130	129,565
Minor International PCL, 2.70%, (5-year CMT + 7.918%)(a)(d)(f)	200	192,557
Sands China Ltd.
2.30%, 03/08/27	250	232,712
2.85%, 03/08/29	200	179,417
3.80%, 01/08/26	270	264,787
5.40%, 08/08/28	460	457,876
Station Casinos LLC, 4.50%, 02/15/28(b)	230	219,605
Studio City Co. Ltd., 7.00%, 02/15/27(b)	150	150,489
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	315,999
6.50%, 01/15/28(b)	160	154,356
Travel & Leisure Co.
6.00%, 04/01/27	135	136,196
6.60%, 10/01/25	133	133,946
6.63%, 07/31/26(b)	205	206,590
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	175	166,381
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	268	266,041
Wynn Macau Ltd.
5.50%, 01/15/26(b)	305	301,788
5.50%, 10/01/27(b)	245	237,508
5.63%, 08/26/28(b)	425	408,470
		11,009,309
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	10	9,812
AGCO Corp., 5.45%, 03/21/27	180	181,860
ATS Corp., 4.13%, 12/15/28(b)	100	93,771
BWX Technologies Inc.
4.13%, 06/30/28(b)	125	119,253
4.13%, 04/15/29(b)	125	118,301
Caterpillar Financial Services Corp.
0.80%, 11/13/25	469	451,781
0.90%, 03/02/26	70	66,882
1.10%, 09/14/27	200	182,849
1.15%, 09/14/26	269	253,783
1.70%, 01/08/27	280	264,253
2.40%, 08/09/26	20	19,314
3.60%, 08/12/27	395	387,641
4.35%, 05/15/26	485	485,091
4.38%, 08/16/29	125	123,840
4.40%, 10/15/27	135	134,886
4.45%, 10/16/26	135	135,128
Security	Par (000)	Value
Machinery (continued)
4.50%, 01/08/27	$135	$135,393
4.80%, 01/06/26	430	431,777
4.85%, 02/27/29	150	151,922
5.00%, 05/14/27	125	126,755
5.05%, 02/27/26	215	216,829
Caterpillar Inc., 2.60%, 09/19/29	140	128,104
CNH Industrial Capital LLC
1.45%, 07/15/26	210	198,452
1.88%, 01/15/26	200	193,144
4.50%, 10/08/27	40	39,718
4.55%, 04/10/28	290	287,696
5.10%, 04/20/29	150	151,038
5.50%, 01/12/29	110	112,463
CNH Industrial NV, 3.85%, 11/15/27	35	34,261
Dover Corp., 3.15%, 11/15/25	65	63,872
Esab Corp., 6.25%, 04/15/29(b)	65	66,148
GrafTech Finance Inc., 4.63%, 12/15/28(b)	160	113,642
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(b)	140	117,596
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	340	348,956
IDEX Corp., 4.95%, 09/01/29	100	100,345
Ingersoll Rand Inc.
5.18%, 06/15/29	170	172,355
5.20%, 06/15/27	170	172,140
5.40%, 08/14/28	165	168,710
John Deere Capital Corp.
0.70%, 01/15/26	196	187,441
1.05%, 06/17/26	105	99,506
1.30%, 10/13/26	315	297,166
1.50%, 03/06/28(c)	20	18,131
1.70%, 01/11/27	15	14,150
1.75%, 03/09/27	90	84,663
2.25%, 09/14/26	50	48,109
2.35%, 03/08/27	390	371,745
2.65%, 06/10/26	55	53,523
2.80%, 09/08/27	150	143,378
2.80%, 07/18/29	150	138,889
3.05%, 01/06/28	15	14,412
3.35%, 04/18/29	200	190,711
3.45%, 03/07/29	200	191,071
4.15%, 09/15/27	420	417,481
4.20%, 07/15/27	120	119,273
4.50%, 01/08/27	210	210,469
4.50%, 01/16/29	300	299,298
4.75%, 06/08/26	230	231,178
4.75%, 01/20/28	505	509,261
4.80%, 01/09/26	350	351,566
4.85%, 03/05/27	140	141,397
4.85%, 06/11/29	205	206,950
4.90%, 06/11/27	200	202,147
4.90%, 03/03/28	76	76,836
4.95%, 03/06/26	130	130,791
4.95%, 07/14/28	590	597,879
5.15%, 09/08/26	100	101,472
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	158	169,624
Mueller Water Products Inc., 4.00%, 06/15/29(b)	140	130,216
Nordson Corp., 5.60%, 09/15/28	65	66,803
nVent Finance SARL, 4.55%, 04/15/28	205	203,218
Oshkosh Corp., 4.60%, 05/15/28	25	24,725

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp.
2.29%, 04/05/27	$95	$90,072
5.25%, 08/16/28	235	239,111
Rockwell Automation Inc., 3.50%, 03/01/29	100	95,360
Terex Corp., 5.00%, 05/15/29(b)	175	168,367
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)	150	150,717
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(b)	475	467,518
Vertiv Group Corp., 4.13%, 11/15/28(b)	275	261,950
Weir Group PLC (The), 2.20%, 05/13/26(b)	295	282,736
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	346	337,368
4.70%, 09/15/28	364	362,281
Xylem Inc./New York
1.95%, 01/30/28	105	96,746
3.25%, 11/01/26	10	9,736
		15,165,202
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	162	155,050
2.38%, 08/26/29	295	265,097
2.88%, 10/15/27	405	386,056
3.38%, 03/01/29	225	212,999
3.63%, 09/14/28	140	135,218
Amsted Industries Inc., 5.63%, 07/01/27(b)	155	153,963
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	187,062
Carlisle Companies Inc., 3.75%, 12/01/27	215	208,999
Eaton Corp.
3.10%, 09/15/27	255	245,791
4.35%, 05/18/28	110	109,460
Enpro Inc., 5.75%, 10/15/26	110	109,704
FXI Holdings Inc.
12.25%, 11/15/26(b)	158	156,980
12.25%, 11/15/26(b)	245	244,109
Hillenbrand Inc.
5.00%, 09/15/26	145	143,750
6.25%, 02/15/29	140	140,580
Illinois Tool Works Inc., 2.65%, 11/15/26	183	176,993
LSB Industries Inc., 6.25%, 10/15/28(b)	151	146,225
Parker-Hannifin Corp.
3.25%, 03/01/27	10	9,704
3.25%, 06/14/29	325	305,241
4.25%, 09/15/27	585	579,982
4.50%, 09/15/29	300	297,880
Pentair Finance SARL, 4.50%, 07/01/29	100	97,461
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	675	646,180
2.35%, 10/15/26(b)	545	523,776
3.40%, 03/16/27(b)	430	419,748
6.13%, 08/17/26(b)	625	642,799
Sunny Optical Technology Group Co. Ltd., 5.95%, 07/17/26(d)	200	202,252
Teledyne Technologies Inc.
1.60%, 04/01/26	170	162,510
2.25%, 04/01/28	100	92,246
Textron Inc.
3.38%, 03/01/28	25	23,817
3.65%, 03/15/27	170	165,541
3.90%, 09/17/29	100	95,521
Trinity Industries Inc., 7.75%, 07/15/28(b)	152	157,284
		7,599,978
Security	Par (000)	Value
Media — 0.8%
AMC Networks Inc.
4.25%, 02/15/29(c)	$285	$196,482
10.25%, 01/15/29(b)(c)	275	283,113
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/28(b)	62	30,805
Belo Corp.
7.25%, 09/15/27	90	92,695
7.75%, 06/01/27	88	91,423
Block Communications Inc., 4.88%, 03/01/28(b)(c)	95	90,088
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(b)	770	745,150
5.13%, 05/01/27(b)	950	930,591
5.38%, 06/01/29(b)	410	392,065
5.50%, 05/01/26(b)	223	222,390
6.38%, 09/01/29(b)	435	430,760
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	375	329,157
3.75%, 02/15/28	370	352,135
4.20%, 03/15/28	347	334,584
5.05%, 03/30/29	350	343,262
6.10%, 06/01/29	410	418,405
6.15%, 11/10/26	405	413,446
Comcast Corp.
2.35%, 01/15/27	459	437,806
3.15%, 03/01/26	833	817,642
3.15%, 02/15/28	555	530,156
3.30%, 02/01/27	411	400,551
3.30%, 04/01/27	285	277,336
3.55%, 05/01/28	222	214,195
4.15%, 10/15/28	1,185	1,163,387
4.55%, 01/15/29	295	293,887
5.10%, 06/01/29	225	228,666
5.35%, 11/15/27	221	226,221
Cox Communications Inc.
3.35%, 09/15/26(b)	485	471,161
3.50%, 08/15/27(b)	102	98,315
5.45%, 09/15/28(b)	230	233,783
CSC Holdings LLC
5.38%, 02/01/28(b)	305	261,009
5.50%, 04/15/27(b)	380	338,201
6.50%, 02/01/29(b)	505	426,563
7.50%, 04/01/28(b)	310	204,273
11.25%, 05/15/28(b)	305	297,375
11.75%, 01/31/29(b)	615	599,853
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	1,085	1,044,856
Discovery Communications LLC
3.95%, 03/20/28	445	419,912
4.13%, 05/15/29	210	195,400
4.90%, 03/11/26	225	223,699
DISH DBS Corp.
5.25%, 12/01/26(b)	860	796,010
5.75%, 12/01/28(b)	770	673,896
7.38%, 07/01/28	325	237,990
7.75%, 07/01/26	620	523,823
5.13%, 06/01/29	400	265,675
DISH Network Corp., 11.75%, 11/15/27(b)	1,150	1,210,657
FactSet Research Systems Inc., 2.90%, 03/01/27	190	182,173
Fox Corp., 4.71%, 01/25/29	420	418,195
GCI LLC, 4.75%, 10/15/28(b)	180	169,815
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Gray Television Inc.
7.00%, 05/15/27(b)	$237	$230,859
10.50%, 07/15/29(b)(c)	375	389,557
iHeartCommunications Inc.
4.75%, 01/15/28(b)	160	98,052
5.25%, 08/15/27(b)	245	164,874
6.38%, 05/01/26	265	223,906
8.38%, 05/01/27	270	142,126
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	215	180,691
6.75%, 10/15/27(b)	390	365,581
McGraw-Hill Education Inc.
5.75%, 08/01/28(b)	265	259,898
8.00%, 08/01/29(b)	200	201,350
News Corp., 3.88%, 05/15/29(b)	300	279,347
Nexstar Media Inc.
4.75%, 11/01/28(b)(c)	330	310,188
5.63%, 07/15/27(b)	510	501,229
Paramount Global
2.90%, 01/15/27(c)	74	70,298
3.38%, 02/15/28	280	260,198
3.70%, 06/01/28	64	59,867
4.20%, 06/01/29(c)	110	102,951
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(a)	195	174,936
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)	305	282,457
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(b)	295	255,937
6.50%, 09/15/28(b)	200	137,095
Scripps Escrow II Inc., 3.88%, 01/15/29(b)	160	124,430
Scripps Escrow Inc., 5.88%, 07/15/27(b)(c)	135	119,052
Sinclair Television Group Inc., 5.13%, 02/15/27(b)	100	88,499
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	308	295,230
4.00%, 07/15/28(b)	620	579,833
5.00%, 08/01/27(b)	430	421,557
5.50%, 07/01/29(b)	380	368,761
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)	150	148,126
TCI Communications Inc.
7.13%, 02/15/28	35	37,509
7.88%, 02/15/26	50	51,939
TEGNA Inc.
4.63%, 03/15/28	295	278,157
4.75%, 03/15/26(b)	185	183,391
5.00%, 09/15/29	300	279,879
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	194,620
Townsquare Media Inc., 6.88%, 02/01/26(b)	170	169,490
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	390	372,903
2.95%, 06/15/27	290	278,922
3.00%, 02/13/26	245	240,276
Univision Communications Inc.
4.50%, 05/01/29(b)	335	297,613
6.63%, 06/01/27(b)	455	452,113
8.00%, 08/15/28(b)	420	426,810
Urban One Inc., 7.38%, 02/01/28(b)	200	148,388
Videotron Ltd.
3.63%, 06/15/29(b)	105	97,807
5.13%, 04/15/27(b)	240	238,390
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(b)	420	397,632
Security	Par (000)	Value
Media (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	$165	$157,698
Walt Disney Co. (The)
1.75%, 01/13/26	487	471,129
2.00%, 09/01/29	530	471,176
2.20%, 01/13/28	485	452,962
3.38%, 11/15/26	105	102,878
3.70%, 03/23/27	150	147,588
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	200	199,637
		32,564,824
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(b)	120	117,908
Park-Ohio Industries Inc., 6.63%, 04/15/27	130	126,600
Roller Bearing Co of America Inc., 4.38%, 10/15/29(b)	150	140,884
Timken Co. (The), 4.50%, 12/15/28	120	117,049
		502,441
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	50	47,011
5.50%, 12/15/27(b)	250	248,782
6.13%, 05/15/28(b)	175	175,629
Anglo American Capital PLC
3.88%, 03/16/29(d)	200	190,605
4.00%, 09/11/27(b)	20	19,462
4.50%, 03/15/28(b)	390	383,056
4.75%, 04/10/27(b)	235	233,497
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	200	184,497
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	374	375,877
4.88%, 02/27/26	380	381,438
5.10%, 09/08/28	345	350,173
5.25%, 09/08/26	370	374,310
6.42%, 03/01/26	35	35,756
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26(d)	300	285,244
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26(d)	400	383,029
2.95%, 02/24/27(d)	200	191,771
4.75%, 02/14/28(d)	200	199,232
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(d)	200	196,463
Coeur Mining Inc., 5.13%, 02/15/29(b)	100	95,732
Compass Minerals International Inc., 6.75%, 12/01/27(b)(c)	170	167,634
Constellium SE, 3.75%, 04/15/29(b)	150	135,790
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27(d)	600	578,752
Endeavour Mining PLC, 5.00%, 10/14/26(d)	200	194,217
First Quantum Minerals Ltd.
6.88%, 10/15/27(d)	400	397,432
9.38%, 03/01/29(d)	400	425,485
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(b)	220	214,506
Freeport Indonesia PT, 4.76%, 04/14/27(d)	200	199,370
Freeport-McMoRan Inc.
4.13%, 03/01/28	240	233,559
4.38%, 08/01/28	160	155,941
5.25%, 09/01/29	5	5,005

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Glencore Funding LLC
1.63%, 04/27/26(b)	$250	$238,571
3.88%, 10/27/27(b)	95	92,402
4.00%, 03/27/27(b)	405	397,111
5.34%, 04/04/27(b)(c)	175	176,937
5.37%, 04/04/29(b)	350	355,017
5.40%, 05/08/28(b)	455	461,698
6.13%, 10/06/28(b)	165	171,643
Hecla Mining Co., 7.25%, 02/15/28	165	166,769
Hudbay Minerals Inc.
4.50%, 04/01/26(d)	300	296,284
6.13%, 04/01/29(d)	175	176,167
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.53%, 11/15/28(d)	200	209,628
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(b)	95	95,322
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)	170	162,119
Kinross Gold Corp., 4.50%, 07/15/27	85	84,087
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(d)	200	197,353
New Gold Inc., 7.50%, 07/15/27(b)	144	146,291
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)(c)	107	104,302
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 03/15/26	20	20,174
Novelis Corp., 3.25%, 11/15/26(b)	265	254,843
Perenti Finance Pty Ltd., 6.50%, 10/07/25(b)	94	93,559
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	292,048
SDG Finance Ltd., 2.80%, 08/25/26(d)	200	191,405
Stillwater Mining Co., 4.00%, 11/16/26(d)	200	188,899
Vedanta Resources Finance II PLC
9.25%, 04/23/26(d)	200	198,672
10.88%, 09/17/29(b)	200	205,557
10.88%, 09/17/29(d)	200	205,558
13.88%, 12/09/28(d)	334	335,079
Vedanta Resources Ltd., 13.88%, 12/09/28(d)	188	191,549
WE Soda Investments Holding PLC, 9.50%, 10/06/28(d)	200	206,282
		12,974,581
Multi-National — 0.2%
African Development Bank, 4.13%, 02/25/27	620	618,180
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,070	1,066,574
Dexia SA, 4.50%, 03/19/27(b)(c)	550	550,825
ICDPS Sukuk Ltd., 4.95%, 02/14/29(d)	200	201,087
International Bank for Reconstruction & Development, 4.50%, 06/26/28	20	19,974
International Development Association
0.88%, 04/28/26(b)	45	42,754
4.88%, 11/01/28(b)(c)	865	886,242
International Finance Facility for Immunisation Co., 1.00%, 04/21/26(d)	20	19,010
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(d)	200	194,325
4.60%, 03/14/28(d)	2,300	2,314,118
New Development Bank (The), 1.13%, 04/27/26(d)	500	471,768
		6,384,857
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	376	358,956
Security	Par (000)	Value
Office & Business Equipment (continued)
3.25%, 02/15/29	$185	$170,906
3.28%, 12/01/28	100	93,142
4.25%, 04/01/28	275	267,600
Pitney Bowes Inc.
6.88%, 03/15/27(b)	120	118,753
7.25%, 03/15/29(b)	105	103,183
Xerox Holdings Corp., 5.50%, 08/15/28(b)	225	184,806
		1,297,346
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	100	97,566
Steelcase Inc., 5.13%, 01/18/29	150	144,563
		242,129
Oil & Gas — 1.3%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(b)	200	194,618
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	285	286,867
Aker BP ASA, 5.60%, 06/13/28(b)	150	152,587
Antero Resources Corp., 7.63%, 02/01/29(b)	165	169,593
Apache Corp., 4.38%, 10/15/28	50	48,289
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(b)	125	120,740
8.25%, 12/31/28(b)	200	204,100
Bapco Energies BSCC, 7.50%, 10/25/27(d)	400	412,115
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)	145	141,487
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(d)	386	393,769
BP Capital Markets America Inc.
3.02%, 01/16/27	265	256,387
3.12%, 05/04/26	312	305,577
3.41%, 02/11/26	372	367,051
3.54%, 04/06/27	180	175,775
3.59%, 04/14/27	215	210,099
3.94%, 09/21/28	150	146,075
4.23%, 11/06/28	619	608,838
4.70%, 04/10/29	325	324,339
4.97%, 10/17/29	200	201,903
5.02%, 11/17/27	280	283,638
BP Capital Markets PLC
3.28%, 09/19/27	520	502,030
3.72%, 11/28/28	245	236,165
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	197,455
California Resources Corp.
7.13%, 02/01/26(b)(c)	78	78,266
8.25%, 06/15/29(b)	265	267,630
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(b)	120	120,438
9.75%, 07/15/28(b)	105	107,883
Canacol Energy Ltd., 5.75%, 11/24/28(d)	200	103,731
Canadian Natural Resources Ltd., 3.85%, 06/01/27	457	446,934
Cenovus Energy Inc., 4.25%, 04/15/27	250	246,441
Chevron Corp.
2.00%, 05/11/27	445	420,109
2.95%, 05/16/26	265	259,345
3.33%, 11/17/25	355	350,801
Chevron USA Inc., 1.02%, 08/12/27	145	132,453
Chord Energy Corp., 6.38%, 06/01/26(b)	155	155,236
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Civitas Resources Inc.
5.00%, 10/15/26(b)	$152	$149,311
8.38%, 07/01/28(b)	440	454,946
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	398,273
CNX Resources Corp., 6.00%, 01/15/29(b)	150	148,711
Comstock Resources Inc., 6.75%, 03/01/29(b)	495	474,165
ConocoPhillips Co., 6.95%, 04/15/29	300	328,609
Continental Resources Inc./OK
2.27%, 11/15/26(b)	342	322,420
4.38%, 01/15/28	285	276,461
Cosan Luxembourg SA, 5.50%, 09/20/29(d)	200	192,558
Coterra Energy Inc.
3.90%, 05/15/27	77	75,033
4.38%, 03/15/29	100	96,750
Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	335	351,784
CVR Energy Inc.
5.75%, 02/15/28(b)	135	123,251
8.50%, 01/15/29(b)	200	193,712
Devon Energy Corp.
5.25%, 10/15/27	135	135,589
5.85%, 12/15/25	335	337,302
5.88%, 06/15/28	30	30,218
Diamondback Energy Inc.
3.25%, 12/01/26	306	297,070
5.20%, 04/18/27	255	257,609
Ecopetrol SA, 8.63%, 01/19/29	400	424,375
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(b)	250	251,310
Energian Israel Finance Ltd.
4.88%, 03/30/26(b)	200	193,750
5.38%, 03/30/28(b)	300	270,244
Eni SpA
4.25%, 05/09/29(b)	300	293,076
Series X-R, 4.75%, 09/12/28(b)	245	244,356
EnQuest PLC, 11.63%, 11/01/27(b)	100	100,743
EOG Resources Inc., 4.15%, 01/15/26	60	59,628
EQT Corp.
3.13%, 05/15/26(b)	214	207,344
3.90%, 10/01/27	485	472,211
5.00%, 01/15/29	110	108,795
5.70%, 04/01/28	45	45,840
Equinor ASA
1.75%, 01/22/26	892	863,228
3.00%, 04/06/27	140	135,591
3.63%, 09/10/28	655	634,600
7.25%, 09/23/27	75	80,534
Expand Energy Corp.
5.38%, 02/01/29	250	246,195
5.50%, 02/01/26(b)	175	174,740
5.88%, 02/01/29(b)	160	159,927
6.75%, 04/15/29(b)	280	283,098
8.38%, 09/15/28	90	92,599
Exxon Mobil Corp.
2.28%, 08/16/26	217	209,248
2.44%, 08/16/29	355	324,307
3.04%, 03/01/26	717	703,995
3.29%, 03/19/27	426	417,276
Geopark Ltd., 5.50%, 01/17/27(d)	200	188,012
Global Marine Inc., 7.00%, 06/01/28	80	75,660
Gran Tierra Energy Inc., 9.50%, 10/15/29(d)	200	184,685
Greenfire Resources Ltd., 12.00%, 10/01/28(b)(c)	84	90,090
Security	Par (000)	Value
Oil & Gas (continued)
GS Caltex Corp., 4.50%, 01/05/26(d)	$200	$198,758
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	175	175,815
Harbour Energy PLC, 5.50%, 10/15/26(b)	150	149,205
Hess Corp., 4.30%, 04/01/27	417	412,540
HF Sinclair Corp.
5.00%, 02/01/28	110	108,913
5.88%, 04/01/26	288	290,479
6.38%, 04/15/27	115	116,453
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	200	191,896
6.25%, 11/01/28(b)	200	195,254
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	194,896
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	200	200,223
Korea National Oil Corp., 2.63%, 04/14/26(d)	400	387,955
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	135	133,378
Leviathan Bond Ltd., 6.50%, 06/30/27(b)	200	189,436
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)	125	124,744
Marathon Oil Corp.
4.40%, 07/15/27	402	398,525
5.30%, 04/01/29	150	152,537
Marathon Petroleum Corp.
3.80%, 04/01/28	285	275,903
5.13%, 12/15/26	100	100,610
Matador Resources Co., 6.88%, 04/15/28(b)	175	178,029
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(d)	250	262,661
MEG Energy Corp., 5.88%, 02/01/29(b)	200	195,654
Nabors Industries Inc., 7.38%, 05/15/27(b)	240	240,392
Nabors Industries Ltd., 7.50%, 01/15/28(b)	130	123,752
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(d)	200	198,378
Northern Oil & Gas Inc., 8.13%, 03/01/28(b)	223	225,156
Occidental Petroleum Corp.
5.00%, 08/01/27	260	259,830
5.20%, 08/01/29	440	438,386
5.50%, 12/01/25	200	200,490
5.55%, 03/15/26	295	296,773
6.38%, 09/01/28(c)	100	103,547
8.50%, 07/15/27(c)	230	246,476
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	195,404
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	200	195,831
OQ SAOC, 5.13%, 05/06/28(d)	200	198,984
Ovintiv Inc.
5.38%, 01/01/26	235	235,300
5.65%, 05/15/28	290	293,847
Parkland Corp., 5.88%, 07/15/27(b)	175	173,213
Patterson-UTI Energy Inc., 3.95%, 02/01/28	210	200,080
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28	279	271,156
Permian Resources Operating LLC
5.38%, 01/15/26(b)	105	104,459
5.88%, 07/01/29(b)	200	197,294
8.00%, 04/15/27(b)	190	195,259
Pertamina Persero PT
1.40%, 02/09/26(d)	400	381,713
3.65%, 07/30/29(d)	200	189,942
Petrobras Global Finance BV, 6.00%, 01/27/28(c)	400	405,362
Petroleos Mexicanos
4.50%, 01/23/26	350	341,051
5.35%, 02/12/28	600	558,674

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.49%, 01/23/27	$570	$561,782
6.50%, 03/13/27	1,190	1,168,130
6.50%, 01/23/29	400	375,637
6.88%, 08/04/26	850	849,269
8.75%, 06/02/29(c)	500	506,314
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(d)(f)	200	199,157
Petronas Energy Canada Ltd., 2.11%, 03/23/28(d)	200	183,069
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(d)	200	199,718
Phillips 66
1.30%, 02/15/26	225	215,605
3.90%, 03/15/28	240	233,538
Phillips 66 Co.
3.55%, 10/01/26	148	144,940
3.75%, 03/01/28	50	48,406
4.95%, 12/01/27	240	242,089
Pioneer Natural Resources Co.
1.13%, 01/15/26	315	302,516
5.10%, 03/29/26	405	408,096
Precision Drilling Corp.
6.88%, 01/15/29(b)	130	129,327
7.13%, 01/15/26(b)	94	93,881
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(d)	200	188,985
Puma International Financing SA, 7.75%, 04/25/29(b)	200	204,986
Qatar Energy, 1.38%, 09/12/26(d)	600	564,911
QatarEnergy LNG S3
5.84%, 09/30/27(b)	137	138,700
6.33%, 09/30/27(b)	117	119,575
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	199,396
Range Resources Corp., 8.25%, 01/15/29	200	206,153
Reliance Industries Ltd., 3.67%, 11/30/27(d)	250	241,725
SA Global Sukuk Ltd.
1.60%, 06/17/26(d)	600	569,140
4.25%, 10/02/29(b)	200	194,585
Santos Finance Ltd., 5.25%, 03/13/29(d)	300	297,409
Saturn Oil & Gas Inc., 9.63%, 06/15/29(b)(c)	160	158,105
Saudi Arabian Oil Co.
1.63%, 11/24/25(d)	400	386,120
3.50%, 04/16/29(d)	800	755,636
SEPLAT Energy PLC, 7.75%, 04/01/26(d)	200	199,326
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(d)	386	350,170
Shell International Finance BV
2.50%, 09/12/26	490	472,846
2.88%, 05/10/26	287	280,266
3.88%, 11/13/28	420	409,892
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)	200	181,876
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	600	579,378
Sinopec Group Overseas Development 2018 Ltd., 1.45%, 01/08/26(d)	800	770,284
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)	200	207,688
SM Energy Co.
6.50%, 07/15/28	120	119,654
6.63%, 01/15/27	135	134,879
6.75%, 09/15/26	140	140,090
6.75%, 08/01/29(b)	220	218,712
Strathcona Resources Ltd., 6.88%, 08/01/26(b)	175	173,680
Sunoco LP, 7.00%, 05/01/29(b)	50	51,636
Security	Par (000)	Value
Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	$250	$237,624
5.88%, 03/15/28	150	149,412
6.00%, 04/15/27	210	210,130
7.00%, 09/15/28(b)	170	174,821
Talos Production Inc., 9.00%, 02/01/29(b)	195	200,786
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(d)	200	193,519
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	200	189,062
TotalEnergies Capital International SA, 3.46%, 02/19/29	365	349,958
TotalEnergies Capital SA, 3.88%, 10/11/28	280	273,141
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	100	102,436
Transocean Inc.
8.00%, 02/01/27(b)	171	170,560
8.25%, 05/15/29(b)	270	271,317
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)	105	105,147
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	175	180,318
Tullow Oil PLC, 10.25%, 05/15/26(d)	361	331,249
Valero Energy Corp.
2.15%, 09/15/27	165	154,019
3.40%, 09/15/26	60	58,453
4.00%, 04/01/29	100	96,468
4.35%, 06/01/28	40	39,454
Vantage Drilling International Ltd., 9.50%, 02/15/28(b)	40	40,071
Var Energi ASA, 7.50%, 01/15/28(b)	320	339,914
Viper Energy Inc., 5.38%, 11/01/27(b)	150	148,263
W&T Offshore Inc., 11.75%, 02/01/26(b)	100	101,022
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	65	62,961
Woodside Finance Ltd.
3.70%, 09/15/26(b)(c)	320	312,498
3.70%, 03/15/28(b)	190	181,564
4.50%, 03/04/29(b)	445	433,679
YPF SA, 6.95%, 07/21/27(d)	201	196,105
		51,593,834
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	270	270,506
6.88%, 04/01/27(b)	71	71,188
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	300	285,387
3.34%, 12/15/27	460	442,478
Bristow Group Inc., 6.88%, 03/01/28(b)	130	129,063
Enerflex Ltd., 9.00%, 10/15/27(b)	194	201,641
Halliburton Co., 3.80%, 11/15/25	257	254,212
KCA Deutag UK Finance PLC, 9.88%, 12/01/25(b)	160	160,611
KLX Energy Services Holdings Inc., 11.50%, 11/01/25(b)	85	82,292
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	260	267,495
Oceaneering International Inc.
6.00%, 02/01/28	100	98,172
6.00%, 02/01/28(c)	75	73,374
Schlumberger Holdings Corp.
4.00%, 12/21/25(b)	335	331,716
4.30%, 05/01/29(b)	200	196,031
5.00%, 05/29/27(b)	175	176,187
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Investment SA, 4.50%, 05/15/28	$525	$524,202
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)	160	160,947
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	230	230,828
7.13%, 03/15/29(b)	305	310,698
Viridien, 8.75%, 04/01/27(b)	160	154,366
Welltec International ApS, 8.25%, 10/15/26(b)	70	71,354
		4,492,748
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	160	157,095
4.50%, 05/15/28	100	98,215
Amcor Group Finance PLC, 5.45%, 05/23/29	147	149,059
ARD Finance SA, 6.50%, 06/30/27, (7.25% PIK)(b)(e)	290	63,454
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	180,298
4.00%, 09/01/29(b)	300	263,231
6.00%, 06/15/27(b)	200	199,503
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(b)	350	304,564
5.25%, 08/15/27(b)	570	341,942
Ball Corp.
4.88%, 03/15/26	75	74,605
6.00%, 06/15/29	300	304,708
6.88%, 03/15/28	250	256,957
Berry Global Inc.
1.57%, 01/15/26	562	539,419
1.65%, 01/15/27	251	233,875
4.50%, 02/15/26(b)	125	123,316
4.88%, 07/15/26(b)	143	142,133
5.50%, 04/15/28	125	126,504
5.63%, 07/15/27(b)	185	184,707
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26(b)	75	74,552
5.38%, 01/15/28(b)	145	142,526
CCL Industries Inc., 3.25%, 10/01/26(b)	5	4,851
Clearwater Paper Corp., 4.75%, 08/15/28(b)	100	92,849
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29(b)	150	150,819
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	155	151,700
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	250	247,894
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	111	115,302
Graham Packaging Co. Inc., 7.13%, 08/15/28(b)	170	165,072
Graphic Packaging International LLC
1.51%, 04/15/26(b)	207	195,512
3.50%, 03/15/28(b)	145	135,499
3.50%, 03/01/29(b)	100	91,314
4.75%, 07/15/27(b)	125	122,638
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)	225	221,925
Iris Holdings Inc., 10.00%, 12/15/28(b)(c)	125	109,813
Klabin Austria GmbH, 5.75%, 04/03/29(d)	200	199,486
Security	Par (000)	Value
Packaging & Containers (continued)
LABL Inc.
5.88%, 11/01/28(b)	$150	$139,392
9.50%, 11/01/28(b)	115	117,832
10.50%, 07/15/27(b)(c)	220	217,848
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(b)	805	827,101
9.25%, 04/15/27(b)	435	444,914
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(b)	200	199,111
Packaging Corp. of America, 3.40%, 12/15/27	150	144,395
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(b)	340	324,838
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(b)	120	112,885
Pactiv LLC
7.95%, 12/15/25(c)	80	81,765
8.38%, 04/15/27	60	63,062
Sealed Air Corp.
1.57%, 10/15/26(b)	254	237,121
4.00%, 12/01/27(b)	182	174,274
5.00%, 04/15/29(b)	125	120,758
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	240	242,267
Silgan Holdings Inc.
1.40%, 04/01/26(b)	192	181,643
4.13%, 02/01/28	190	181,863
Sonoco Products Co.
2.25%, 02/01/27	230	217,186
4.45%, 09/01/26	100	99,346
4.60%, 09/01/29	160	155,934
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	200	219,482
TriMas Corp., 4.13%, 04/15/29(b)	125	116,718
Trivium Packaging Finance BV
5.50%, 08/15/26(b)	355	351,807
8.50%, 08/15/27(b)	215	214,694
WRKCo Inc.
3.90%, 06/01/28	385	371,402
4.00%, 03/15/28	10	9,722
4.65%, 03/15/26	404	402,199
4.90%, 03/15/29	150	149,556
		12,084,452
Pharmaceuticals — 1.0%
AbbVie Inc.
2.95%, 11/21/26	1,192	1,155,897
3.20%, 05/14/26	585	573,815
4.25%, 11/14/28	505	499,930
4.80%, 03/15/27	705	709,766
4.80%, 03/15/29	775	780,518
AdaptHealth LLC
4.63%, 08/01/29(b)	150	136,294
6.13%, 08/01/28(b)	125	123,271
Astrazeneca Finance LLC
1.20%, 05/28/26	399	379,749
1.75%, 05/28/28	470	426,583
4.80%, 02/26/27	345	347,693
4.85%, 02/26/29	325	328,139
4.88%, 03/03/28	365	368,486
AstraZeneca PLC
0.70%, 04/08/26	367	348,118
3.13%, 06/12/27	100	96,841
3.38%, 11/16/25	583	577,255

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 01/17/29	$300	$293,831
Bausch Health Americas Inc.
8.50%, 01/31/27(b)	205	164,503
9.25%, 04/01/26(b)	240	231,799
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	440	339,361
5.00%, 01/30/28(b)	135	86,406
5.00%, 02/15/29(b)	125	71,418
5.50%, 11/01/25(b)	505	495,203
5.75%, 08/15/27(b)	160	132,800
6.13%, 02/01/27(b)	320	289,960
6.25%, 02/15/29(b)	245	152,652
7.00%, 01/15/28(b)	60	39,697
9.00%, 12/15/25(b)	295	289,332
11.00%, 09/30/28(b)	520	478,561
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	35	36,188
Bayer U.S. Finance II LLC
4.25%, 12/15/25(b)	865	856,008
4.38%, 12/15/28(b)	1,060	1,024,846
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	220	224,812
6.25%, 01/21/29(b)	270	279,177
Becton Dickinson & Co.
3.70%, 06/06/27	622	607,303
4.69%, 02/13/28	330	329,804
4.87%, 02/08/29	80	80,091
5.08%, 06/07/29	175	176,969
Bristol-Myers Squibb Co.
0.75%, 11/13/25	318	305,989
1.13%, 11/13/27	445	403,467
3.20%, 06/15/26	558	547,213
3.25%, 02/27/27	5	4,867
3.40%, 07/26/29	700	666,099
3.45%, 11/15/27	120	116,890
3.90%, 02/20/28	535	525,094
4.90%, 02/22/27	190	191,965
4.90%, 02/22/29	565	572,162
4.95%, 02/20/26	255	256,640
Cardinal Health Inc.
3.41%, 06/15/27	242	234,298
5.13%, 02/15/29	200	201,787
Cencora Inc., 3.45%, 12/15/27	40	38,611
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(b)	200	193,009
CVS Health Corp.
1.30%, 08/21/27	767	694,649
2.88%, 06/01/26	629	609,442
3.00%, 08/15/26	312	301,914
3.25%, 08/15/29	555	509,426
3.63%, 04/01/27	372	361,179
4.30%, 03/25/28	1,540	1,501,426
5.00%, 02/20/26	335	335,188
5.00%, 01/30/29	340	338,644
5.40%, 06/01/29	305	307,893
6.25%, 06/01/27	50	51,527
Elanco Animal Health Inc., 6.65%, 08/28/28	250	256,803
Eli Lilly & Co.
3.38%, 03/15/29	300	286,925
4.15%, 08/14/27	250	248,886
4.20%, 08/14/29	205	202,337
4.50%, 02/09/27	320	320,816
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 02/09/29	$340	$339,973
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	585	573,036
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	255	242,453
Grifols SA, 4.75%, 10/15/28(b)	230	212,377
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)	180	123,381
12.25%, 04/15/29(b)	245	246,422
Jazz Securities DAC, 4.38%, 01/15/29(b)	450	426,309
Johnson & Johnson
0.95%, 09/01/27	575	525,201
2.45%, 03/01/26	390	380,277
2.90%, 01/15/28	600	574,752
2.95%, 03/03/27	285	276,615
4.80%, 06/01/29	305	309,700
McKesson Corp.
0.90%, 12/03/25	180	173,040
1.30%, 08/15/26	297	280,806
4.25%, 09/15/29	150	146,901
4.90%, 07/15/28	100	100,954
Mead Johnson Nutrition Co., 4.13%, 11/15/25	270	268,701
Merck & Co. Inc.
0.75%, 02/24/26	450	429,750
1.70%, 06/10/27	355	332,454
1.90%, 12/10/28	280	253,545
3.40%, 03/07/29	495	473,142
4.05%, 05/17/28	160	158,605
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	125	131,509
Mylan Inc., 4.55%, 04/15/28	180	176,334
Novartis Capital Corp.
2.00%, 02/14/27	460	437,614
3.00%, 11/20/25	570	562,114
3.10%, 05/17/27	365	354,437
3.80%, 09/18/29	225	218,209
Option Care Health Inc., 4.38%, 10/31/29(b)	55	50,560
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	625	592,146
Owens & Minor Inc., 4.50%, 03/31/29(b)	105	94,582
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25(b)	38	38,301
12.00%, 12/02/24, 9.00% Cash and 3.50% PIK or 12.00% Cash(b)	123	123,992
Pfizer Inc.
2.75%, 06/03/26	412	401,597
3.00%, 12/15/26	465	451,520
3.45%, 03/15/29	565	541,334
3.60%, 09/15/28(c)	320	310,885
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,000	998,589
4.45%, 05/19/28	1,135	1,130,837
Pharmacia LLC, 6.60%, 12/01/28	185	198,028
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	200	192,963
Sanofi SA, 3.63%, 06/19/28	15	14,579
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	421	411,139
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	450	454,190
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,100	1,048,524
4.75%, 05/09/27	300	291,572
6.75%, 03/01/28	400	408,543
Utah Acquisition Sub Inc., 3.95%, 06/15/26	792	778,934
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Viatris Inc., 2.30%, 06/22/27	$310	$289,069
Zoetis Inc.
3.00%, 09/12/27	167	159,998
3.90%, 08/20/28	155	150,902
4.50%, 11/13/25	70	69,819
5.40%, 11/14/25	70	70,439
		42,119,875
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	205	200,137
5.75%, 03/01/27(b)	230	229,483
5.75%, 01/15/28(b)	225	223,839
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26(b)	130	129,868
7.00%, 07/15/29(b)	135	138,298
Boardwalk Pipelines LP
4.45%, 07/15/27	195	192,756
4.80%, 05/03/29	100	98,826
5.95%, 06/01/26	65	65,711
Buckeye Partners LP
3.95%, 12/01/26	200	192,195
4.13%, 12/01/27	155	148,282
4.50%, 03/01/28(b)	175	166,555
6.88%, 07/01/29(b)	105	106,667
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	452	454,894
Cheniere Energy Inc., 4.63%, 10/15/28	445	436,433
Cheniere Energy Partners LP, 4.50%, 10/01/29	550	529,783
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	150	147,764
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(b)	240	246,932
6.06%, 08/15/26(b)	175	177,920
DCP Midstream Operating LP
5.13%, 05/15/29	25	25,161
5.63%, 07/15/27	249	253,430
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(b)	130	128,738
8.63%, 03/15/29(b)	265	271,555
DT Midstream Inc., 4.13%, 06/15/29(b)	325	305,485
Enbridge Inc.
1.60%, 10/04/26	287	270,535
3.70%, 07/15/27	150	146,213
4.25%, 12/01/26	125	123,814
5.25%, 04/05/27	175	177,258
5.30%, 04/05/29	245	248,601
5.90%, 11/15/26	270	275,946
6.00%, 11/15/28	190	198,154
Energy Transfer LP
3.90%, 07/15/26	220	216,829
4.00%, 10/01/27	325	318,130
4.15%, 09/15/29	175	168,412
4.20%, 04/15/27	300	295,753
4.40%, 03/15/27	102	101,121
4.75%, 01/15/26	368	367,451
4.95%, 05/15/28	30	30,054
4.95%, 06/15/28	230	230,478
5.25%, 04/15/29	420	423,957
Security	Par (000)	Value
Pipelines (continued)
5.25%, 07/01/29	$245	$247,329
5.50%, 06/01/27	179	181,694
5.55%, 02/15/28	385	392,814
5.63%, 05/01/27(b)	505	505,323
5.95%, 12/01/25(c)	140	141,203
6.00%, 02/01/29(b)	10	10,187
6.05%, 12/01/26	260	266,273
6.10%, 12/01/28	90	93,792
8.00%, 05/15/54, (5-year CMT + 4.020%)(a)	230	243,788
EnLink Midstream LLC
5.38%, 06/01/29	100	100,748
5.63%, 01/15/28(b)	163	165,041
EnLink Midstream Partners LP, 4.85%, 07/15/26	160	159,308
Enterprise Products Operating LLC
3.13%, 07/31/29	320	298,825
3.70%, 02/15/26	182	180,254
3.95%, 02/15/27	35	34,521
4.15%, 10/16/28	140	137,177
4.60%, 01/11/27	155	155,176
5.05%, 01/10/26	375	377,039
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	175	168,070
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	445	437,155
EQM Midstream Partners LP
4.13%, 12/01/26	170	166,612
4.50%, 01/15/29(b)	250	240,642
5.50%, 07/15/28	250	248,948
6.38%, 04/01/29(b)	170	172,675
6.50%, 07/01/27(b)	295	301,755
7.50%, 06/01/27(b)	150	153,750
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)	205	218,877
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	193	182,819
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	220	222,146
8.00%, 01/15/27	317	322,675
8.25%, 01/15/29	200	204,182
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	125	124,763
7.00%, 08/01/27	145	145,331
Gulfstream Natural Gas System LLC, 6.19%, 11/01/25(b)	100	100,854
Harvest Midstream I LP, 7.50%, 09/01/28(b)	260	262,992
Hess Midstream Operations LP
5.13%, 06/15/28(b)	165	161,540
5.63%, 02/15/26(b)	238	237,457
6.50%, 06/01/29(b)	170	172,744
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)	175	184,655
ITT Holdings LLC, 6.50%, 08/01/29(b)	375	346,554
Kinder Morgan Inc.
1.75%, 11/15/26	200	188,739
4.30%, 03/01/28	515	507,383
5.00%, 02/01/29	360	360,391
5.10%, 08/01/29	185	185,761
Kinetik Holdings LP, 6.63%, 12/15/28(b)	265	270,716
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	120	130,923

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	$210	$205,000
MPLX LP
1.75%, 03/01/26	529	507,957
4.00%, 03/15/28	125	121,641
4.13%, 03/01/27	497	490,075
4.25%, 12/01/27	305	299,949
4.80%, 02/15/29	230	228,781
New Fortress Energy Inc.
6.50%, 09/30/26(b)	470	434,725
6.75%, 09/15/25(b)	259	257,928
8.75%, 03/15/29(b)(c)	215	179,587
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	310	312,136
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	157	155,476
Northwest Pipeline LLC, 4.00%, 04/01/27	140	137,216
NuStar Logistics LP
5.63%, 04/28/27	190	188,416
6.00%, 06/01/26	170	170,038
ONEOK Inc.
3.40%, 09/01/29	200	186,445
4.00%, 07/13/27	80	78,370
4.25%, 09/24/27	305	301,190
4.35%, 03/15/29	210	204,579
4.40%, 10/15/29	175	170,579
4.55%, 07/15/28	340	336,071
5.00%, 03/01/26	175	175,068
5.55%, 11/01/26	315	319,231
5.65%, 11/01/28	230	236,114
5.85%, 01/15/26	345	348,371
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	145	144,307
Prairie Acquiror LP, 9.00%, 08/01/29(b)	125	126,710
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	200	192,318
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	165	155,048
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	50	48,553
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	500	489,702
5.00%, 03/15/27	572	573,230
5.88%, 06/30/26	471	476,255
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	245	243,707
5.03%, 10/01/29(b)	410	403,572
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	600	611,432
Spectra Energy Partners LP, 3.38%, 10/15/26	220	214,149
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	185	191,130
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	245	235,426
6.00%, 03/01/27(b)	140	138,904
7.38%, 02/15/29(b)	255	255,688
Targa Resources Corp.
5.20%, 07/01/27	317	320,696
6.15%, 03/01/29	300	313,216
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	145	144,458
6.50%, 07/15/27	185	186,680
TC PipeLines LP, 3.90%, 05/25/27	48	46,813
Security	Par (000)	Value
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	$5	$5,229
7.00%, 10/15/28	10	10,719
TransCanada PipeLines Ltd.
4.25%, 05/15/28	525	514,673
4.88%, 01/15/26	140	139,795
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	30	29,176
7.85%, 02/01/26	405	416,645
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26	100	98,377
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	160	156,586
Valero Energy Partners LP, 4.50%, 03/15/28	340	336,465
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(b)	350	323,277
Venture Global LNG Inc.
8.13%, 06/01/28(b)	697	723,281
9.50%, 02/01/29(b)	905	1,000,607
Western Midstream Operating LP
4.50%, 03/01/28	25	24,399
4.65%, 07/01/26	225	223,101
4.75%, 08/15/28	170	166,934
6.35%, 01/15/29	175	182,137
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	100	100,269
Williams Companies Inc. (The)
3.75%, 06/15/27	567	553,525
4.90%, 03/15/29	345	344,564
5.30%, 08/15/28	260	263,936
5.40%, 03/02/26	290	291,918
		36,037,569
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26(b)	130	128,942
4.87%, 02/15/29(b)	200	198,957
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	200	190,263
		518,162
Real Estate — 0.3%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(d)	200	206,500
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)(c)	175	143,758
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	383,556
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(d)	200	206,755
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(d)	200	206,841
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	200	209,092
Aroundtown SA, 5.38%, 03/21/29(d)	200	191,183
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(d)	200	205,635
CBRE Services Inc.
4.88%, 03/01/26	235	234,723
5.50%, 04/01/29	100	102,578
Central Plaza Development Ltd., 4.65%, 01/19/26(d)	200	194,195
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	200	196,391
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26(d)	200	190,024
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	188,215
CoreLogic Inc., 4.50%, 05/01/28(b)	235	220,672
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	195	196,067
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(d)	200	207,274
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	$200	$191,623
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	200	195,360
3.88%, 09/17/29(d)	200	191,742
Esic Sukuk Ltd., 5.83%, 02/14/29(d)	200	203,713
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(b)(g)	157	160,851
Franshion Brilliant Ltd.
3.20%, 04/09/26(d)	400	378,716
4.25%, 07/23/29(d)	200	167,886
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	335	325,518
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	181,631
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	240	251,396
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	200	184,416
5.38%, 08/01/28(b)	250	242,985
Hunt Companies Inc., 5.25%, 04/15/29(b)	200	189,662
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	188,493
Jones Lang LaSalle Inc., 6.88%, 12/01/28	125	133,206
Kennedy-Wilson Inc., 4.75%, 03/01/29	200	183,493
Longfor Group Holdings Ltd., 4.50%, 01/16/28(d)	200	169,446
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(d)(f)	200	206,097
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	198,624
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	200	194,127
3.95%, 01/24/29(b)	200	192,727
Nan Fung Treasury Ltd., 3.88%, 10/03/27(d)	200	190,979
Newmark Group Inc., 7.50%, 01/12/29	150	158,784
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	235	229,829
4.13%, 02/01/29(b)	315	304,595
Sinochem Offshore Capital Co. Ltd., 2.25%, 11/24/26(d)	400	378,322
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	400	393,938
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(d)	400	260,921
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	200	191,130
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(d)	200	193,131
Wuhan Urban Construction Group Co. Ltd., 5.70%, 06/24/27(d)	200	202,013
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(d)	200	188,381
		10,507,194
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28(c)	100	90,195
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	59	58,093
3.95%, 01/15/27	5	4,904
3.95%, 01/15/28	368	358,041
4.30%, 01/15/26	115	114,165
American Homes 4 Rent LP
4.25%, 02/15/28	20	19,555
4.90%, 02/15/29	100	99,525
American Tower Corp.
1.45%, 09/15/26	267	251,482
1.50%, 01/31/28	175	157,784
1.60%, 04/15/26	294	280,730
2.75%, 01/15/27	179	171,523
3.13%, 01/15/27	240	231,665
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 10/15/26	$247	$240,960
3.55%, 07/15/27	109	105,554
3.60%, 01/15/28	90	86,696
3.65%, 03/15/27	322	313,980
3.80%, 08/15/29	500	475,809
3.95%, 03/15/29	150	144,249
4.40%, 02/15/26	195	194,030
5.20%, 02/15/29	135	136,460
5.25%, 07/15/28	185	187,162
5.50%, 03/15/28	430	437,996
5.80%, 11/15/28	250	257,886
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)	150	130,223
AvalonBay Communities Inc.
1.90%, 12/01/28	150	134,249
2.90%, 10/15/26	50	48,402
2.95%, 05/11/26	155	151,154
3.20%, 01/15/28	150	143,440
3.35%, 05/15/27	188	182,484
3.50%, 11/15/25	155	153,266
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(b)(c)	130	121,554
Boston Properties LP
2.75%, 10/01/26	385	368,810
3.40%, 06/21/29	250	229,460
3.65%, 02/01/26	365	358,148
4.50%, 12/01/28	190	184,271
6.75%, 12/01/27	440	458,678
Brandywine Operating Partnership LP
3.95%, 11/15/27	150	140,339
4.55%, 10/01/29(c)	100	92,129
8.30%, 03/15/28	124	129,647
8.88%, 04/12/29	120	130,050
Brixmor Operating Partnership LP
2.25%, 04/01/28	290	264,152
3.90%, 03/15/27	75	73,104
4.13%, 06/15/26	80	78,932
4.13%, 05/15/29	210	201,728
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	223	214,912
5.75%, 05/15/26(b)	271	268,888
Camden Property Trust
3.15%, 07/01/29	140	130,733
4.10%, 10/15/28	110	107,364
COPT Defense Properties LP
2.00%, 01/15/29	105	92,110
2.25%, 03/15/26	249	239,493
Crown Castle Inc.
1.05%, 07/15/26	457	429,035
2.90%, 03/15/27	332	317,732
3.65%, 09/01/27	142	137,419
3.70%, 06/15/26	252	247,459
3.80%, 02/15/28	526	508,183
4.00%, 03/01/27	5	4,910
4.30%, 02/15/29	155	150,682
4.45%, 02/15/26	277	275,627
4.80%, 09/01/28	20	19,890
4.90%, 09/01/29	165	163,691
5.00%, 01/11/28	490	490,569
5.60%, 06/01/29	205	210,241

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	$130	$123,094
CubeSmart LP
2.25%, 12/15/28	105	94,823
3.13%, 09/01/26	45	43,644
4.00%, 11/15/25	97	95,902
4.38%, 02/15/29	100	97,412
Digital Realty Trust LP
3.60%, 07/01/29	155	147,070
3.70%, 08/15/27	440	427,833
4.45%, 07/15/28	100	98,678
5.55%, 01/15/28	393	401,268
Diversified Healthcare Trust
0.00%, 01/15/26(b)(j)	300	276,173
4.75%, 02/15/28	165	145,791
DOC DR LLC
3.95%, 01/15/28	215	208,992
4.30%, 03/15/27	25	24,704
EPR Properties
4.50%, 06/01/27	157	153,908
4.75%, 12/15/26	145	143,644
4.95%, 04/15/28	265	260,546
Equinix Inc.
1.45%, 05/15/26	280	266,871
1.55%, 03/15/28	230	207,361
1.80%, 07/15/27	265	245,700
2.00%, 05/15/28	60	54,515
2.90%, 11/18/26	59	57,000
ERP Operating LP
2.85%, 11/01/26	145	140,370
3.00%, 07/01/29	100	92,718
3.25%, 08/01/27	160	154,223
3.50%, 03/01/28	40	38,606
4.15%, 12/01/28	210	206,164
Essex Portfolio LP
1.70%, 03/01/28	435	393,109
3.38%, 04/15/26	120	117,397
3.63%, 05/01/27	90	87,702
Extra Space Storage LP
3.50%, 07/01/26	50	48,995
3.88%, 12/15/27	405	394,731
3.90%, 04/01/29	120	114,902
5.70%, 04/01/28	65	66,598
Federal Realty OP LP
1.25%, 02/15/26	80	76,300
3.20%, 06/15/29	10	9,224
3.25%, 07/15/27	40	38,298
5.38%, 05/01/28	375	379,473
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	150	137,574
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29	260	259,390
5.38%, 04/15/26	360	360,142
5.75%, 06/01/28	77	78,147
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	120	114,437
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)	353	340,920
Healthcare Realty Holdings LP
3.50%, 08/01/26	155	151,352
3.75%, 07/01/27	64	61,975
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthpeak OP LLC
1.35%, 02/01/27	$105	$97,235
2.13%, 12/01/28	260	234,515
3.25%, 07/15/26	55	53,766
3.50%, 07/15/29	150	141,111
Highwoods Realty LP
3.88%, 03/01/27	10	9,680
4.13%, 03/15/28	25	23,933
4.20%, 04/15/29	105	99,572
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	265	263,114
Hudson Pacific Properties LP
3.95%, 11/01/27	150	134,630
4.65%, 04/01/29(c)	180	144,138
5.95%, 02/15/28(c)	25	22,178
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	185	167,475
Iron Mountain Inc.
4.88%, 09/15/27(b)	310	304,298
4.88%, 09/15/29(b)	290	279,033
5.00%, 07/15/28(b)	150	146,142
5.25%, 03/15/28(b)	265	260,176
7.00%, 02/15/29(b)	300	308,481
Kilroy Realty LP
4.25%, 08/15/29	145	136,490
4.75%, 12/15/28	100	97,801
Kimco Realty OP LLC
1.90%, 03/01/28	415	378,005
2.80%, 10/01/26	5	4,824
3.80%, 04/01/27	25	24,468
Kite Realty Group LP, 4.00%, 10/01/26	70	68,648
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	230	222,597
4.75%, 06/15/29(b)	150	142,930
5.25%, 10/01/25(b)	130	129,526
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(d)	200	193,535
LXP Industrial Trust, 6.75%, 11/15/28	60	62,975
Mid-America Apartments LP
1.10%, 09/15/26	195	182,747
3.60%, 06/01/27	220	214,847
3.95%, 03/15/29	170	164,710
4.00%, 11/15/25	87	86,386
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(c)	260	202,221
5.00%, 10/15/27(c)	410	361,949
5.25%, 08/01/26(c)	165	156,158
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(b)	50	46,051
NNN REIT Inc., 3.50%, 10/15/27	400	386,225
Office Properties Income Trust, 9.00%, 09/30/29(b)	186	157,262
Omega Healthcare Investors Inc.
4.50%, 04/01/27	220	217,252
4.75%, 01/15/28	200	197,201
5.25%, 01/15/26	295	295,062
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	225	214,143
5.88%, 10/01/28(b)	240	237,589
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	$115	$114,781
Piedmont Operating Partnership LP
6.88%, 07/15/29	105	108,296
9.25%, 07/20/28	170	187,031
Prologis LP
2.13%, 04/15/27	70	66,132
3.38%, 12/15/27	425	411,200
3.88%, 09/15/28	100	97,304
4.00%, 09/15/28	119	116,345
4.38%, 02/01/29	95	94,075
4.88%, 06/15/28	170	171,473
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(b)(c)	140	141,954
Public Storage Operating Co.
0.88%, 02/15/26	195	186,048
1.50%, 11/09/26	340	320,793
1.85%, 05/01/28	200	182,538
1.95%, 11/09/28	115	103,825
3.09%, 09/15/27	50	48,147
3.39%, 05/01/29	150	142,422
5.13%, 01/15/29	190	193,878
Realty Income Corp.
0.75%, 03/15/26	195	184,601
2.10%, 03/15/28	100	91,731
2.20%, 06/15/28	125	114,437
3.00%, 01/15/27	230	222,049
3.25%, 06/15/29	100	93,547
3.40%, 01/15/28	205	197,491
3.65%, 01/15/28	170	164,723
3.95%, 08/15/27	243	239,364
4.00%, 07/15/29	125	120,894
4.13%, 10/15/26	245	242,869
4.63%, 11/01/25	360	359,653
4.70%, 12/15/28	20	19,972
4.75%, 02/15/29	125	124,838
4.88%, 06/01/26	60	60,155
Regency Centers LP, 4.13%, 03/15/28	375	366,739
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	100	105,627
Rexford Industrial Realty LP, 5.00%, 06/15/28	115	114,907
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	200	191,330
4.75%, 10/15/27	235	230,296
7.25%, 07/15/28(b)	135	139,906
Rithm Capital Corp.
6.25%, 10/15/25(b)	87	86,791
8.00%, 04/01/29(b)	250	249,492
RLJ Lodging Trust LP
3.75%, 07/01/26(b)	195	189,114
4.00%, 09/15/29(b)	125	112,697
Sabra Health Care LP, 5.13%, 08/15/26	267	266,951
SBA Communications Corp.
3.13%, 02/01/29	450	409,483
3.88%, 02/15/27	490	474,281
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/26(b)	270	265,553
3.75%, 03/23/27(b)	295	287,009
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(a)(b)	212	209,833
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Service Properties Trust
3.95%, 01/15/28	$120	$102,875
4.75%, 10/01/26	150	141,987
4.95%, 02/15/27	135	125,432
4.95%, 10/01/29	100	79,843
5.25%, 02/15/26	120	116,626
5.50%, 12/15/27	145	137,243
8.38%, 06/15/29	210	204,493
Simon Property Group LP
1.38%, 01/15/27	324	302,584
1.75%, 02/01/28	340	311,296
2.45%, 09/13/29	350	314,942
3.30%, 01/15/26	320	314,935
3.38%, 06/15/27	175	170,238
3.38%, 12/01/27	350	338,612
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	145	139,201
4.38%, 01/15/27(b)	175	168,786
7.25%, 04/01/29(b)	185	190,148
Store Capital LLC
4.50%, 03/15/28	115	111,450
4.63%, 03/15/29	50	48,021
Sun Communities Operating LP
2.30%, 11/01/28	135	121,296
5.50%, 01/15/29	110	111,032
Tanger Properties LP, 3.88%, 07/15/27	25	24,132
Trust Fibra Uno, 5.25%, 01/30/26(d)	200	199,056
UDR Inc.
2.95%, 09/01/26	20	19,305
3.50%, 07/01/27	255	246,229
4.40%, 01/26/29	95	92,732
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	170	156,289
6.50%, 02/15/29(b)	325	279,348
10.50%, 02/15/28(b)	870	927,251
Ventas Realty LP
3.25%, 10/15/26	60	58,185
3.85%, 04/01/27	100	97,786
4.00%, 03/01/28	200	194,791
4.13%, 01/15/26	185	183,141
4.40%, 01/15/29	225	219,850
VICI Properties LP, 4.75%, 02/15/28	470	465,635
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	340	328,565
3.88%, 02/15/29(b)	235	221,282
4.25%, 12/01/26(b)	447	438,680
4.50%, 09/01/26(b)	173	170,641
4.50%, 01/15/28(b)	55	53,587
5.75%, 02/01/27(b)	130	131,040
Vornado Realty LP, 2.15%, 06/01/26	160	151,481
WEA Finance LLC
2.88%, 01/15/27(b)	265	251,553
3.50%, 06/15/29(b)	210	192,882
4.13%, 09/20/28(b)	5	4,776
Welltower OP LLC
2.70%, 02/15/27	214	206,003
4.25%, 04/01/26	288	286,089
4.25%, 04/15/28	485	477,204
Weyerhaeuser Co.
4.75%, 05/15/26	255	254,888

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.95%, 10/01/27	$5	$5,290
WP Carey Inc., 3.85%, 07/15/29(c)	100	95,610
XHR LP, 4.88%, 06/01/29(b)	150	140,808
		45,658,081
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	250	230,857
3.88%, 01/15/28(b)	460	438,197
4.38%, 01/15/28(b)	250	240,660
7-Eleven Inc.
0.95%, 02/10/26(b)	465	442,347
1.30%, 02/10/28(b)	370	329,138
Academy Ltd., 6.00%, 11/15/27(b)	127	126,629
Advance Auto Parts Inc.
1.75%, 10/01/27	100	89,102
5.90%, 03/09/26	100	100,675
5.95%, 03/09/28(c)	135	136,101
Alimentation Couche-Tard Inc., 3.55%, 07/26/27(b)	40	38,699
Asbury Automotive Group Inc., 4.50%, 03/01/28	135	130,433
AutoNation Inc.
1.95%, 08/01/28	155	137,775
3.80%, 11/15/27	5	4,820
AutoZone Inc.
3.13%, 04/21/26	177	172,839
3.75%, 06/01/27	55	53,800
3.75%, 04/18/29	100	95,599
4.50%, 02/01/28	270	268,335
5.05%, 07/15/26	150	151,104
5.10%, 07/15/29	150	151,313
6.25%, 11/01/28	170	178,851
Bath & Body Works Inc.
5.25%, 02/01/28	142	140,079
6.69%, 01/15/27	95	97,306
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(b)(e)	135	131,668
Beacon Roofing Supply Inc.
4.13%, 05/15/29(b)(c)	100	92,894
4.50%, 11/15/26(b)	115	112,645
Best Buy Co. Inc., 4.45%, 10/01/28(c)	20	19,766
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)	90	83,511
Carvana Co., 12.00%, 12/01/28, (12.00% PIK)(b)(e)	262	277,188
CEC Entertainment LLC, 6.75%, 05/01/26(b)	225	223,935
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(d)	200	198,680
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	200	204,164
Costco Wholesale Corp.
1.38%, 06/20/27	602	556,913
3.00%, 05/18/27	227	219,966
Darden Restaurants Inc.
3.85%, 05/01/27	21	20,527
4.35%, 10/15/27	75	74,036
4.55%, 10/15/29	75	73,225
Dave & Buster's Inc., 7.63%, 11/01/25(b)	142	142,000
Dollar General Corp.
3.88%, 04/15/27	197	192,691
4.13%, 05/01/28	140	136,330
4.63%, 11/01/27	260	257,880
5.20%, 07/05/28(c)	110	110,829
Dollar Tree Inc., 4.20%, 05/15/28	422	409,558
Security	Par (000)	Value
Retail (continued)
eG Global Finance PLC, 12.00%, 11/30/28(b)	$350	$389,015
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	196,968
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(b)	180	189,464
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(b)	240	238,362
5.88%, 04/01/29(b)	250	233,423
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(b)	295	275,485
FirstCash Inc., 4.63%, 09/01/28(b)	175	165,793
Foot Locker Inc., 4.00%, 10/01/29(b)	115	99,050
Foundation Building Materials Inc., 6.00%, 03/01/29(b)	125	110,713
Gap Inc. (The), 3.63%, 10/01/29(b)	215	192,913
Genuine Parts Co.
4.95%, 08/15/29	210	208,510
6.50%, 11/01/28	140	147,710
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29(b)	190	178,077
Group 1 Automotive Inc., 4.00%, 08/15/28(b)	250	234,279
Guitar Center Inc., 8.50%, 01/15/26(b)	173	147,551
GYP Holdings III Corp., 4.63%, 05/01/29(b)	100	94,541
Home Depot Inc. (The)
0.90%, 03/15/28	42	37,459
1.50%, 09/15/28	245	219,222
2.13%, 09/15/26	290	278,338
2.50%, 04/15/27	342	327,102
2.80%, 09/14/27	425	407,251
2.88%, 04/15/27	290	280,015
2.95%, 06/15/29	550	512,920
3.00%, 04/01/26	355	347,943
3.90%, 12/06/28	285	278,812
4.75%, 06/25/29	390	392,712
4.88%, 06/25/27	250	253,080
4.90%, 04/15/29	200	202,601
4.95%, 09/30/26	255	257,602
5.15%, 06/25/26	345	349,108
InRetail Consumer, 3.25%, 03/22/28(d)	200	185,268
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	147,353
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	270	267,505
LBM Acquisition LLC, 6.25%, 01/15/29(b)	250	230,968
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	315	297,577
Lithia Motors Inc.
3.88%, 06/01/29(b)	230	211,008
4.63%, 12/15/27(b)	150	145,511
Lowe's Companies Inc.
1.70%, 09/15/28	700	626,352
2.50%, 04/15/26	80	77,776
3.10%, 05/03/27	500	482,636
3.35%, 04/01/27	332	322,419
3.65%, 04/05/29	425	406,335
4.80%, 04/01/26	407	407,911
6.50%, 03/15/29	15	16,076
Macy's Retail Holdings LLC, 5.88%, 04/01/29(b)(c)	64	62,552
McDonald's Corp.
2.63%, 09/01/29	125	114,065
3.50%, 03/01/27	500	488,406
3.50%, 07/01/27	587	571,542
3.70%, 01/30/26	135	133,582
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.80%, 04/01/28	$117	$113,970
4.80%, 08/14/28	267	268,477
5.00%, 05/17/29	140	141,731
Michaels Companies Inc. (The)
5.25%, 05/01/28(b)	255	184,349
7.88%, 05/01/29(b)	340	181,249
Murphy Oil USA Inc.
4.75%, 09/15/29	150	143,295
5.63%, 05/01/27	120	120,296
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(b)	365	371,378
Nordstrom Inc.
4.00%, 03/15/27	145	138,976
6.95%, 03/15/28	95	98,269
O'Reilly Automotive Inc.
3.55%, 03/15/26	42	41,328
3.60%, 09/01/27	407	395,623
3.90%, 06/01/29	150	144,774
5.75%, 11/20/26	120	122,409
Papa John's International Inc., 3.88%, 09/15/29(b)(c)	100	91,234
Park River Holdings Inc., 5.63%, 02/01/29(b)	125	109,254
Patrick Industries Inc.
4.75%, 05/01/29(b)(c)	100	94,616
7.50%, 10/15/27(b)	110	110,014
Penske Automotive Group Inc., 3.75%, 06/15/29	125	114,157
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(b)	395	375,546
7.75%, 02/15/29(b)	350	339,931
QVC Inc., 6.88%, 04/15/29(b)	221	190,126
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(b)	150	161,357
Ross Stores Inc., 0.88%, 04/15/26	45	42,610
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(b)	105	105,205
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	145	147,793
Staples Inc., 10.75%, 09/01/29(b)	675	653,269
Starbucks Corp.
2.00%, 03/12/27	171	161,394
2.45%, 06/15/26	115	111,317
3.50%, 03/01/28	100	96,787
3.55%, 08/15/29	300	286,099
4.00%, 11/15/28	155	151,520
4.75%, 02/15/26	410	410,620
4.85%, 02/08/27	110	110,676
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	105	104,691
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	180	166,061
Target Corp.
1.95%, 01/15/27	490	465,510
2.50%, 04/15/26	125	122,249
3.38%, 04/15/29	205	195,872
TJX Companies Inc. (The), 2.25%, 09/15/26	265	255,052
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	180	158,436
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)	140	146,156
Walgreens Boots Alliance Inc.
3.45%, 06/01/26	435	418,600
8.13%, 08/15/29(c)	200	198,481
Security	Par (000)	Value
Retail (continued)
Walmart Inc.
3.70%, 06/26/28	$20	$19,596
3.90%, 04/15/28	295	290,998
4.00%, 04/15/26	135	134,341
5.88%, 04/05/27	255	264,212
White Cap Buyer LLC, 6.88%, 10/15/28(b)(c)	200	200,873
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(b)(e)	130	130,039
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(d)	200	196,905
		29,531,647
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	365	344,159
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)	305	291,236
3.96%, 07/18/30, (3-mo. LIBOR US + 1.855%)(a)(b)	200	190,187
4.00%, 09/14/26(b)	275	269,264
4.30%, 03/08/29, (3-mo. LIBOR US + 1.452%)(a)(b)	410	399,811
4.85%, 07/27/27(b)	200	200,878
5.13%, 07/29/29(b)	205	206,295
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	450	463,570
		2,365,400
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27(b)	175	175,491
ams-OSRAM AG, 12.25%, 03/30/29(b)	150	155,892
Analog Devices Inc.
1.70%, 10/01/28	240	215,654
3.45%, 06/15/27	20	19,488
3.50%, 12/05/26	210	206,041
Applied Materials Inc.
3.30%, 04/01/27	390	379,874
4.80%, 06/15/29	100	100,830
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	245	235,835
3.88%, 01/15/27	915	900,032
Broadcom Inc.
1.95%, 02/15/28(b)	50	45,755
3.15%, 11/15/25	390	383,717
3.46%, 09/15/26	244	238,992
4.00%, 04/15/29(b)	240	231,338
4.11%, 09/15/28	385	376,350
4.15%, 02/15/28	240	235,629
4.75%, 04/15/29	450	448,339
5.05%, 07/12/27	445	449,349
5.05%, 07/12/29	630	635,515
Entegris Inc.
3.63%, 05/01/29(b)	120	109,872
4.38%, 04/15/28(b)	125	119,258
4.75%, 04/15/29(b)	500	484,138
Intel Corp.
1.60%, 08/12/28	270	237,761
2.60%, 05/19/26	205	198,029
3.15%, 05/11/27	280	268,285
3.75%, 03/25/27	409	397,959
3.75%, 08/05/27(c)	475	460,701
4.00%, 08/05/29	100	95,368
4.88%, 02/10/26	615	614,843
4.88%, 02/10/28	520	517,832

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
KLA Corp., 4.10%, 03/15/29	$225	$221,039
Lam Research Corp.
3.75%, 03/15/26	307	303,796
4.00%, 03/15/29	130	127,213
Marvell Technology Inc.
1.65%, 04/15/26	235	224,241
2.45%, 04/15/28	5	4,608
4.88%, 06/22/28	260	258,719
5.75%, 02/15/29	160	164,837
Microchip Technology Inc., 5.05%, 03/15/29	225	225,747
Micron Technology Inc.
4.19%, 02/15/27	326	321,709
4.98%, 02/06/26	125	125,343
5.33%, 02/06/29	200	202,298
5.38%, 04/15/28	235	238,230
NVIDIA Corp.
1.55%, 06/15/28	520	471,702
3.20%, 09/16/26	115	112,622
NXP BV/NXP Funding LLC
5.35%, 03/01/26	189	190,139
5.55%, 12/01/28	20	20,431
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	5	4,808
3.88%, 06/18/26	290	286,344
4.30%, 06/18/29	300	291,851
4.40%, 06/01/27	299	297,304
ON Semiconductor Corp., 3.88%, 09/01/28(b)	250	234,591
Qorvo Inc., 4.38%, 10/15/29	250	235,722
Qualcomm Inc.
1.30%, 05/20/28	250	223,788
3.25%, 05/20/27	465	451,388
Renesas Electronics Corp., 2.17%, 11/25/26(b)	305	287,976
SK Hynix Inc.
1.50%, 01/19/26(d)	400	383,338
5.50%, 01/16/29(d)	400	404,071
6.25%, 01/17/26(d)	200	202,743
6.38%, 01/17/28(d)	385	398,480
Skyworks Solutions Inc., 1.80%, 06/01/26	225	214,069
Synaptics Inc., 4.00%, 06/15/29(b)(c)	100	91,775
Texas Instruments Inc.
1.13%, 09/15/26	205	193,209
2.25%, 09/04/29	250	225,318
2.90%, 11/03/27	55	52,705
4.60%, 02/08/27	115	115,650
4.60%, 02/15/28	235	236,354
4.60%, 02/08/29	100	100,290
TSMC Arizona Corp.
1.75%, 10/25/26	215	203,054
3.88%, 04/22/27	360	353,497
4.13%, 04/22/29	200	195,352
TSMC Global Ltd.
1.25%, 04/23/26(d)	400	379,706
4.38%, 07/22/27(d)	400	397,817
		18,612,041
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	150	135,264
3.48%, 12/01/27	220	211,590
		346,854
Security	Par (000)	Value
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	$160	$159,870
Adobe Inc.
2.15%, 02/01/27	75	71,492
4.80%, 04/04/29	235	237,985
4.85%, 04/04/27	110	111,177
Alteryx Inc., 8.75%, 03/15/28(b)	125	127,575
Atlassian Corp., 5.25%, 05/15/29	100	101,255
Autodesk Inc., 3.50%, 06/15/27	65	63,278
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	220	215,120
Cadence Design Systems Inc.
4.20%, 09/10/27	60	59,541
4.30%, 09/10/29	275	269,842
Camelot Finance SA, 4.50%, 11/01/26(b)	255	250,527
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	225	225,746
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(b)	225	230,054
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	272	256,841
4.88%, 07/01/29(b)	275	259,931
Cloud Software Group Inc.
6.50%, 03/31/29(b)	1,205	1,175,920
9.00%, 09/30/29(b)	1,100	1,100,000
Concentrix Corp.
6.60%, 08/02/28(c)	290	294,013
6.65%, 08/02/26	230	234,371
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	100	99,239
6.50%, 10/15/28(b)(c)	125	123,618
Constellation Software Inc./Canada, 5.16%, 02/16/29(b)	75	75,845
Dye & Durham Ltd., 8.63%, 04/15/29(b)	175	185,835
Elastic NV, 4.13%, 07/15/29(b)	170	157,364
Electronic Arts Inc., 4.80%, 03/01/26	115	114,972
Fair Isaac Corp.
4.00%, 06/15/28(b)	300	284,814
5.25%, 05/15/26(b)	130	130,143
Fidelity National Information Services Inc.
1.15%, 03/01/26	482	459,555
1.65%, 03/01/28	175	158,502
3.75%, 05/21/29	100	95,500
Fiserv Inc.
2.25%, 06/01/27	442	415,937
3.20%, 07/01/26	540	527,186
3.50%, 07/01/29	810	765,299
4.20%, 10/01/28	289	282,797
5.15%, 03/15/27	150	151,654
5.38%, 08/21/28	195	198,775
5.45%, 03/02/28	290	295,850
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)	30	27,494
8.75%, 05/01/29(b)	200	203,297
Intuit Inc.
1.35%, 07/15/27	105	96,865
5.13%, 09/15/28	330	337,182
5.25%, 09/15/26	245	248,453
Microsoft Corp.
2.40%, 08/08/26	843	815,998
3.13%, 11/03/25	1,076	1,062,196
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.30%, 02/06/27	$1,175	$1,151,507
3.40%, 09/15/26	243	239,120
3.40%, 06/15/27	80	78,436
Open Text Corp.
3.88%, 02/15/28(b)	270	253,865
6.90%, 12/01/27(b)	305	317,289
Oracle Corp.
1.65%, 03/25/26	837	801,996
2.30%, 03/25/28	550	508,974
2.65%, 07/15/26	933	902,433
2.80%, 04/01/27	580	555,884
3.25%, 11/15/27	920	883,789
4.20%, 09/27/29	565	550,372
4.50%, 05/06/28	205	203,888
5.80%, 11/10/25	375	378,959
Playtika Holding Corp., 4.25%, 03/15/29(b)	175	157,885
PTC Inc., 4.00%, 02/15/28(b)	158	151,064
Rocket Software Inc.
6.50%, 02/15/29(b)	185	172,644
9.00%, 11/28/28(b)	260	270,904
Roper Technologies Inc.
1.40%, 09/15/27	360	330,781
2.95%, 09/15/29	200	183,717
3.80%, 12/15/26	20	19,704
4.20%, 09/15/28	55	54,069
4.50%, 10/15/29	175	172,352
Salesforce Inc.
1.50%, 07/15/28	80	72,147
3.70%, 04/11/28	530	517,987
SS&C Technologies Inc., 5.50%, 09/30/27(b)	595	592,580
Take-Two Interactive Software Inc.
3.70%, 04/14/27(c)	302	294,758
4.95%, 03/28/28	250	250,890
5.00%, 03/28/26	195	195,703
5.40%, 06/12/29	70	71,065
Twilio Inc., 3.63%, 03/15/29	150	138,146
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	389	370,050
VMware LLC
1.40%, 08/15/26	540	509,058
1.80%, 08/15/28	35	31,341
3.90%, 08/21/27	430	420,119
4.65%, 05/15/27	125	124,634
West Technology Group LLC, 8.50%, 04/10/27(b)	149	124,795
Workday Inc.
3.50%, 04/01/27	365	355,729
3.70%, 04/01/29	210	201,229
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	200	182,264
		25,551,035
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/28(b)(c)	355	300,323
5.75%, 08/15/29(b)	600	489,862
Altice France Holding SA
6.00%, 02/15/28(b)	320	86,587
10.50%, 05/15/27(b)	470	142,536
Altice France SA
5.13%, 01/15/29(b)	145	108,807
5.13%, 07/15/29(b)	750	561,125
5.50%, 01/15/28(b)	325	251,388
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 10/15/29(b)	$250	$188,790
8.13%, 02/01/27(b)	520	430,516
America Movil SAB de CV, 3.63%, 04/22/29	250	236,715
AT&T Inc.
1.65%, 02/01/28	795	722,364
1.70%, 03/25/26	891	854,971
2.30%, 06/01/27	811	766,131
2.95%, 07/15/26	128	124,465
3.80%, 02/15/27	225	220,790
3.88%, 01/15/26	120	118,819
4.10%, 02/15/28	565	555,103
4.25%, 03/01/27	607	602,606
4.35%, 03/01/29	895	882,308
5.54%, 02/20/26	5	5,001
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	198,319
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)	150	144,697
5.13%, 12/04/28	200	201,869
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	227	224,850
Cisco Systems Inc.
2.50%, 09/20/26	460	445,302
2.95%, 02/28/26	320	313,971
4.80%, 02/26/27	460	463,938
4.85%, 02/26/29	750	759,337
4.90%, 02/26/26	310	312,088
CommScope LLC
4.75%, 09/01/29(b)	350	292,328
6.00%, 03/01/26(b)	440	429,826
7.13%, 07/01/28(b)	207	181,000
8.25%, 03/01/27(b)	295	278,749
CommScope Technologies LLC, 5.00%, 03/15/27(b)	215	190,241
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	530	503,660
Consolidated Communications Inc.
5.00%, 10/01/28(b)	125	115,763
6.50%, 10/01/28(b)	250	237,456
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	210	205,073
4.38%, 06/21/28(b)	300	295,680
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(d)	200	198,413
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	475	467,197
5.88%, 10/15/27(b)	335	334,288
6.75%, 05/01/29(b)	300	298,543
Frontier Florida LLC, Series E, 6.86%, 02/01/28	100	103,946
Frontier North Inc., Series G, 6.73%, 02/15/28	75	76,725
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(d)(f)	200	194,609
GoTo Group Inc., 5.50%, 05/01/28(b)	239	125,694
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	193,567
Hughes Satellite Systems Corp.
5.25%, 08/01/26	225	206,530
6.63%, 08/01/26(c)	215	184,142
Iliad Holding SASU
6.50%, 10/15/26(b)	225	226,698
7.00%, 10/15/28(b)	275	278,832
Juniper Networks Inc.
1.20%, 12/10/25	215	206,277
3.75%, 08/15/29	125	118,038

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Level 3 Financing Inc.
3.63%, 01/15/29(b)(c)	$100	$74,977
3.75%, 07/15/29(b)(c)	135	98,672
4.25%, 07/01/28(b)	150	124,727
4.88%, 06/15/29(b)	175	149,671
10.50%, 04/15/29(b)(c)	207	230,741
11.00%, 11/15/29(b)	100	112,849
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(d)	200	143,003
Lumen Technologies Inc.
4.13%, 04/15/29(b)	175	153,888
4.50%, 01/15/29(b)	125	97,529
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	178,815
Motorola Solutions Inc.
4.60%, 02/23/28	230	229,061
4.60%, 05/23/29	255	252,645
5.00%, 04/15/29	100	100,767
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	201,751
NBN Co. Ltd.
1.45%, 05/05/26(b)	380	362,044
1.63%, 01/08/27(b)	140	131,029
4.00%, 10/01/27(b)	200	196,577
4.25%, 10/01/29(b)	200	195,226
5.75%, 10/06/28(b)	465	480,676
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(d)(f)	200	194,950
Nokia OYJ, 4.38%, 06/12/27	190	186,381
NTT Finance Corp.
1.16%, 04/03/26(b)	980	933,184
1.59%, 04/03/28(b)	220	198,059
4.37%, 07/27/27(b)	210	208,138
5.10%, 07/02/27(b)	200	202,063
5.11%, 07/02/29(b)	200	202,297
Ooredoo International Finance Ltd., 3.75%, 06/22/26(d)	200	196,748
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	200	207,474
PT Tower Bersama Infrastructure Tbk, 2.80%, 05/02/27(d)	200	189,502
Rogers Communications Inc.
2.90%, 11/15/26	125	120,402
3.20%, 03/15/27	450	433,787
3.63%, 12/15/25	305	300,740
5.00%, 02/15/29	370	370,313
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	260	254,427
Saudi Telecom Co., 3.89%, 05/13/29(d)	400	388,686
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(d)	200	181,088
Sprint Capital Corp., 6.88%, 11/15/28	675	724,183
Sprint LLC, 7.63%, 03/01/26	560	574,682
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 09/20/29(b)	364	365,572
Telefonica Emisiones SA, 4.10%, 03/08/27	387	381,491
Telesat Canada/Telesat LLC
4.88%, 06/01/27(b)(c)	130	57,070
5.63%, 12/06/26(b)	175	79,368
TELUS Corp.
2.80%, 02/16/27	90	85,923
3.70%, 09/15/27	89	86,315
T-Mobile USA Inc.
1.50%, 02/15/26	367	352,311
2.05%, 02/15/28	603	553,603
Security	Par (000)	Value
Telecommunications (continued)
2.25%, 02/15/26	$542	$525,025
2.40%, 03/15/29	100	90,466
2.63%, 04/15/26	419	406,234
2.63%, 02/15/29	420	383,204
3.38%, 04/15/29	705	662,082
3.75%, 04/15/27	1,214	1,188,568
4.20%, 10/01/29	250	242,987
4.75%, 02/01/28	54	53,785
4.80%, 07/15/28	295	295,017
4.85%, 01/15/29	185	185,312
4.95%, 03/15/28	460	462,475
5.38%, 04/15/27	294	295,911
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(d)	200	112,430
Turk Telekomunikasyon AS, 7.38%, 05/20/29(d)	200	203,908
Verizon Communications Inc.
0.85%, 11/20/25	336	323,237
1.45%, 03/20/26	407	389,873
2.10%, 03/22/28	945	867,666
2.63%, 08/15/26	442	427,163
3.00%, 03/22/27	129	124,321
3.88%, 02/08/29	351	339,590
4.13%, 03/16/27	1,010	997,930
4.33%, 09/21/28	1,280	1,262,325
Viasat Inc., 6.50%, 07/15/28(b)(c)	135	101,784
ViaSat Inc., 5.63%, 04/15/27(b)(c)	200	186,989
Viavi Solutions Inc., 3.75%, 10/01/29(b)	125	113,385
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(a)	175	168,194
4.38%, 05/30/28(c)	94	93,834
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(a)	605	634,932
Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)	420	422,280
Zayo Group Holdings Inc.
4.00%, 03/01/27(b)	450	400,538
6.13%, 03/01/28(b)(c)	330	283,257
Zegona Finance PLC, 8.63%, 07/15/29(b)	275	291,314
		40,736,274
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,322
3.55%, 11/19/26	185	180,216
Mattel Inc.
3.38%, 04/01/26(b)	270	263,635
3.75%, 04/01/29(b)(c)	175	164,393
5.88%, 12/15/27(b)	160	161,084
		788,650
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	25	24,655
BNSF Funding Trust I, 6.61%, 12/15/55, (3-mo. LIBOR US + 2.350%)(a)	50	50,466
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	140	136,077
7.00%, 12/15/25	160	164,080
Canadian National Railway Co.
2.75%, 03/01/26	145	141,617
6.90%, 07/15/28	170	183,544
Canadian Pacific Railway Co.
1.75%, 12/02/26	356	335,948
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.00%, 06/01/28	$200	$195,611
Cargo Aircraft Management Inc., 4.75%, 02/01/28(b)	205	195,623
CH Robinson Worldwide Inc., 4.20%, 04/15/28	220	215,399
CSX Corp.
2.60%, 11/01/26	185	178,436
3.25%, 06/01/27	345	334,670
3.35%, 11/01/25	250	247,117
3.80%, 03/01/28	345	336,726
4.25%, 03/15/29	210	207,015
Danaos Corp., 8.50%, 03/01/28(b)	95	97,448
FedEx Corp.
3.10%, 08/05/29	310	287,999
3.25%, 04/01/26	250	245,102
3.40%, 02/15/28	230	221,178
4.20%, 10/17/28	100	98,144
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(b)	100	92,095
Georgian Railway JSC, 4.00%, 06/17/28(d)	200	176,630
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(d)	200	194,171
JB Hunt Transport Services Inc., 3.88%, 03/01/26	250	247,025
Kirby Corp., 4.20%, 03/01/28	5	4,860
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(d)	200	194,739
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	200	192,801
Norfolk Southern Corp.
2.90%, 06/15/26	175	170,325
3.15%, 06/01/27	155	149,540
3.80%, 08/01/28	224	218,165
7.80%, 05/15/27	55	59,131
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(d)	200	192,363
Rumo Luxembourg SARL, 5.25%, 01/10/28(d)	200	195,502
RXO Inc., 7.50%, 11/15/27(b)	135	140,177
Ryder System Inc.
1.75%, 09/01/26	110	104,117
2.85%, 03/01/27	155	148,335
2.90%, 12/01/26	135	130,145
4.30%, 06/15/27	130	128,397
4.90%, 12/01/29	35	34,922
4.95%, 09/01/29	55	54,926
5.25%, 06/01/28	200	202,472
5.30%, 03/15/27	90	91,020
5.38%, 03/15/29	130	132,141
5.50%, 06/01/29	40	40,846
5.65%, 03/01/28	220	225,629
6.30%, 12/01/28	140	147,428
Sats Treasury Pte Ltd., 4.83%, 01/23/29(d)	200	199,322
Seaspan Corp., 5.50%, 08/01/29(b)	200	190,277
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	190,327
Transnet SOC Ltd., 8.25%, 02/06/28(d)	400	406,865
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/26(d)	200	170,501
Union Pacific Corp.
2.15%, 02/05/27	70	66,613
2.75%, 03/01/26	15	14,652
3.00%, 04/15/27	135	130,395
3.70%, 03/01/29	300	289,986
3.95%, 09/10/28	415	406,250
4.75%, 02/21/26	280	280,728
6.63%, 02/01/29	120	129,374
Security	Par (000)	Value
Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26	$65	$62,429
2.50%, 09/01/29	35	31,887
3.05%, 11/15/27	520	499,099
3.40%, 03/15/29	205	195,671
Walmart Inc.
1.05%, 09/17/26	580	546,598
1.50%, 09/22/28	785	706,515
3.95%, 09/09/27	245	242,734
XPO Inc., 6.25%, 06/01/28(b)	285	289,342
		12,614,322
Trucking & Leasing — 0.1%
DAE Funding LLC, 3.38%, 03/20/28(d)	200	188,606
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(b)	300	294,483
GATX Corp.
3.25%, 09/15/26	172	167,566
3.50%, 03/15/28	115	109,623
4.55%, 11/07/28	100	98,606
4.70%, 04/01/29	165	163,716
5.40%, 03/15/27	30	30,419
NAC Aviation 29 DAC, 4.75%, 06/30/26	198	188,728
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(b)	320	308,028
1.70%, 06/15/26(b)	102	96,902
3.40%, 11/15/26(b)	165	160,335
4.20%, 04/01/27(b)	165	162,256
4.40%, 07/01/27(b)	291	287,298
4.45%, 01/29/26(b)	174	172,721
5.25%, 07/01/29(b)	150	151,344
5.35%, 01/12/27(b)	80	80,712
5.35%, 03/30/29(b)	150	151,772
5.55%, 05/01/28(b)	190	193,627
5.70%, 02/01/28(b)	270	275,656
5.75%, 05/24/26(b)	195	197,153
5.88%, 11/15/27(b)	190	195,403
6.05%, 08/01/28(b)	270	279,184
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(b)	270	254,450
2.30%, 06/15/28(b)	200	181,443
5.30%, 04/03/29(b)	200	201,336
5.45%, 05/03/28(b)	200	202,144
		4,793,511
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27	215	203,694
Water — 0.0%
Aegea Finance SARL, 6.75%, 05/20/29(d)	200	198,574
American Water Capital Corp.
2.95%, 09/01/27	100	95,683
3.45%, 06/01/29	175	165,348
3.75%, 09/01/28	40	38,646
Essential Utilities Inc.
3.57%, 05/01/29	120	113,510
4.80%, 08/15/27	125	125,028
United Utilities PLC, 6.88%, 08/15/28	120	128,036
		864,825
Total Corporate Bonds & Notes — 34.5% (Cost: $1,415,749,733)		1,412,002,949

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations(l)
Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(d)	$400	$381,115
9.50%, 11/12/25(d)	300	304,159
		685,274
Argentina — 0.1%
Argentine Republic Government International Bond, 1.00%, 07/09/29(c)	1,200	859,689
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 05/31/26	1,000	886,852
5.00%, 10/31/27	1,400	1,221,487
Ciudad Autonoma De Buenos Aires/Government Bond, 7.50%, 06/01/27(d)	200	198,243
Provincia de Cordoba, 6.99%, 06/01/27(d)(g)	200	186,000
		3,352,271
Australia — 0.0%
Export Finance & Insurance Corp., 3.88%, 10/23/29(b)	400	393,393
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	189,910
6.75%, 09/20/29(d)	200	205,497
7.00%, 01/26/26(d)	600	605,976
7.00%, 10/12/28(d)	400	415,093
CBB International Sukuk Programme Co.
3.88%, 05/18/29(d)	200	187,143
3.95%, 09/16/27(d)	400	383,619
4.50%, 03/30/27(d)	400	391,341
		2,378,579
Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29(d)	205	202,271
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	200	126,039
Brazil — 0.1%
Brazilian Government International Bond
4.50%, 05/30/29(c)	600	577,421
4.63%, 01/13/28	1,000	989,637
6.00%, 04/07/26	625	631,930
10.13%, 05/15/27(c)	200	224,153
		2,423,141
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	925	876,579
3.75%, 04/26/28	1,115	1,100,681
4.63%, 04/30/29	1,000	1,017,473
CDP Financial Inc.
1.00%, 05/26/26(b)	365	346,137
4.25%, 07/25/28(b)	415	413,385
4.88%, 06/05/29(b)(c)	500	509,363
CPPIB Capital Inc.
0.88%, 09/09/26(b)(c)	915	859,193
4.25%, 07/20/28(b)(c)	1,985	1,980,107
Export Development Canada
3.00%, 05/25/27	45	43,680
Security	Par (000)	Value
Canada (continued)
3.88%, 02/14/28	$2,305	$2,281,296
4.13%, 02/13/29	900	896,376
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	885	829,630
4.25%, 04/25/28(b)(c)	1,500	1,492,034
Province of Alberta Canada
3.30%, 03/15/28	150	145,252
4.50%, 06/26/29	450	452,317
Province of British Columbia Canada
0.90%, 07/20/26	1,010	952,989
2.25%, 06/02/26	495	479,086
4.80%, 11/15/28	615	625,864
4.90%, 04/24/29	800	817,161
6.50%, 01/15/26	300	306,611
Province of Manitoba Canada
1.50%, 10/25/28	315	282,822
2.13%, 06/22/26	570	549,416
Province of New Brunswick Canada, 3.63%, 02/24/28	5	4,865
Province of Ontario Canada
0.63%, 01/21/26	1,536	1,466,510
1.05%, 04/14/26	702	669,011
1.05%, 05/21/27	65	59,921
2.00%, 10/02/29	400	358,404
2.30%, 06/15/26	1,132	1,094,972
2.50%, 04/27/26	782	760,599
3.10%, 05/19/27	1,265	1,227,946
3.70%, 09/17/29	600	583,189
4.20%, 01/18/29	900	894,305
Province of Quebec Canada
2.50%, 04/20/26	852	828,776
2.75%, 04/12/27	255	245,843
3.63%, 04/13/28	1,290	1,261,976
4.50%, 04/03/29	800	804,187
Series PD, 7.50%, 09/15/29	500	566,410
Province of Saskatchewan Canada, 3.25%, 06/08/27	15	14,577
PSP Capital Inc.
1.00%, 06/29/26(b)(c)	250	236,271
1.63%, 10/26/28(b)	35	31,548
3.75%, 10/02/29(b)	400	388,816
		28,755,578
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	400	382,431
3.13%, 01/21/26	200	195,803
3.24%, 02/06/28	600	573,378
4.85%, 01/22/29	600	601,412
		1,753,024
China — 0.1%
China Government International Bond
1.25%, 10/26/26(d)	400	378,562
2.63%, 11/02/27(d)	400	385,758
3.50%, 10/19/28(d)	200	195,700
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	781,704
3.25%, 11/28/27(d)	200	194,619
3.38%, 03/14/27(d)	400	392,635
		2,328,978
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia — 0.0%
Colombia Government International Bond
3.88%, 04/25/27	$600	$574,819
4.50%, 01/28/26	600	594,097
4.50%, 03/15/29	400	371,658
		1,540,574
Denmark — 0.0%
Kommunekredit, 0.50%, 01/28/26(d)	200	190,498
Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 02/22/29(d)	350	342,990
5.95%, 01/25/27(d)	600	601,728
6.00%, 07/19/28(d)	300	301,442
6.88%, 01/29/26(d)	600	607,553
		1,853,713
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	200	191,786
5.80%, 09/30/27(d)	400	376,156
6.59%, 02/21/28(d)	400	379,023
7.50%, 01/31/27(d)	600	595,128
7.60%, 03/01/29(d)	400	382,923
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(d)	400	416,011
		2,341,027
El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(d)	63	62,095
Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(d)(h)(i)	270	210,041
Finland — 0.1%
Finland Government International Bond, 6.95%, 02/15/26	200	205,654
Kuntarahoitus OYJ
3.63%, 10/09/29(b)	1,000	972,493
4.25%, 01/31/29(b)	500	499,185
4.88%, 01/13/27(b)	500	505,148
		2,182,480
France — 0.3%
Agence Francaise de Developpement EPIC
4.00%, 09/21/27(d)	600	592,805
4.50%, 03/05/29(d)	600	600,250
Caisse d'Amortissement de la Dette Sociale
3.75%, 09/12/27(b)	900	887,512
3.75%, 05/24/28(b)	3,965	3,894,746
4.00%, 01/25/26(b)(c)	475	472,091
4.25%, 01/24/27(b)	1,000	997,626
4.50%, 05/22/29(b)	1,000	1,005,054
4.88%, 09/19/26(b)	1,300	1,312,095
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	400	397,939
SFIL SA
0.63%, 02/09/26(d)	600	570,437
5.00%, 04/26/27(d)	400	404,848
		11,135,403
Security	Par (000)	Value
Germany — 0.0%
State of North Rhine-Westphalia Germany
1.00%, 04/21/26(d)	$200	$190,265
4.38%, 02/16/27(d)	800	799,477
		989,742
Ghana — 0.0%
Ghana Government International Bond
0.00%, 01/03/30(d)(j)	80	60,395
5.00%, 07/03/29(d)(g)	339	290,917
		351,312
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	192,649
4.50%, 05/03/26(d)	400	392,104
5.25%, 08/10/29	200	193,950
		778,703
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)	200	195,086
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	400	377,814
2.10% , (5-year CMT + 4.697%)(a)(d)(f)	400	385,042
4.75%, 01/12/28(b)	400	403,513
Hong Kong Government International Bond
0.63%, 02/02/26(b)	600	573,195
4.25%, 07/24/27(b)	200	201,281
4.50%, 01/11/28(b)	600	604,475
Hong Kong Mortgage Corp. Ltd. (The), 4.88%, 09/13/28(d)	200	202,656
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	195,464
		2,943,440
Hungary — 0.1%
Hungary Government International Bond
5.25%, 06/16/29(d)	400	396,374
6.13%, 05/22/28(d)	600	617,555
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(d)	400	407,778
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	400	414,080
		1,835,787
India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(d)	400	390,067
3.88%, 02/01/28(d)	200	194,039
		584,106
Indonesia — 0.2%
Indonesia Government International Bond
3.50%, 01/11/28	600	579,243
3.85%, 07/18/27(d)	400	393,132
4.15%, 09/20/27	300	296,586
4.35%, 01/08/27(d)	400	398,407
4.40%, 03/10/29	200	197,697
4.55%, 01/11/28	400	398,754
4.75%, 01/08/26(d)	600	601,757
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)(d)	400	380,908
4.15%, 03/29/27(d)	800	792,956
4.40%, 06/06/27(d)	800	799,296
4.40%, 03/01/28(c)(d)	400	397,086
4.45%, 02/20/29(d)	200	197,959

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
4.55%, 03/29/26(d)	$600	$601,408
5.40%, 11/15/28(d)	200	204,761
		6,239,950
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28(d)	328	315,538
Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26(c)	400	386,622
3.25%, 01/17/28	400	374,515
5.38%, 03/12/29	600	600,716
		1,361,853
Italy — 0.0%
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/29(b)	500	512,471
Republic of Italy Government International Bond, 1.25%, 02/17/26	1,100	1,051,678
		1,564,149
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)	200	198,303
Jamaica — 0.0%
Jamaica Government International Bond, 6.75%, 04/28/28(c)	400	415,262
Japan — 0.3%
Development Bank of Japan Inc.
3.25%, 04/28/27(b)(c)	1,030	1,000,063
4.63%, 04/10/29(b)	300	302,094
5.13%, 09/01/26(b)	300	303,427
Japan Bank for International Cooperation
2.13%, 02/16/29	420	382,556
2.25%, 11/04/26	635	608,647
2.38%, 04/20/26	820	795,059
2.75%, 01/21/26	845	826,167
2.75%, 11/16/27	530	505,119
2.88%, 06/01/27	245	235,863
2.88%, 07/21/27	390	374,608
3.25%, 07/20/28	60	57,696
4.25%, 01/26/26	495	492,822
4.25%, 04/27/26	1,385	1,379,162
4.63%, 07/22/27	500	503,043
4.63%, 07/19/28	2,010	2,027,630
Japan International Cooperation Agency
2.75%, 04/27/27	500	479,555
3.25%, 05/25/27	690	669,325
4.00%, 05/23/28	600	591,628
		11,534,464
Jordan — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(d)	200	196,145
6.13%, 01/29/26(d)	200	198,555
7.50%, 01/13/29(d)	400	407,021
7.75%, 01/15/28(d)	200	204,872
		1,006,593
Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(d)	200	197,050
7.25%, 02/28/28(d)	400	382,174
		579,224
Security	Par (000)	Value
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	$1,400	$1,374,196
Lebanon — 0.0%
Lebanon Government International Bond
6.60%, 11/27/26(d)(h)(i)	620	52,379
6.75%, 11/29/27(d)(h)(i)	370	31,140
6.85%, 03/23/27(d)(h)(i)	483	40,438
		123,957
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(d)	600	609,292
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26(d)	200	188,243
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	350	343,231
		531,474
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	600	575,946
4.13%, 01/21/26	600	595,064
4.15%, 03/28/27	800	786,405
4.50%, 04/22/29	600	579,566
5.00%, 05/07/29	400	392,382
5.40%, 02/09/28	600	601,807
		3,531,170
Mongolia — 0.0%
Mongolia Government International Bond
5.13%, 04/07/26(d)	200	196,993
8.65%, 01/19/28(d)	200	212,768
		409,761
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	200	183,260
5.95%, 03/08/28(d)	200	202,929
		386,189
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	980	955,017
3.63%, 10/01/26(b)	700	691,796
4.25%, 01/25/29(b)	700	699,007
4.50%, 03/01/27(b)	400	401,507
5.25%, 10/26/26(b)	400	407,228
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 4.50%, 06/12/29(d)	200	201,462
Nederlandse Waterschapsbank NV, 4.38%, 02/28/29(b)	500	500,704
		3,856,721
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	400	360,361
6.50%, 11/28/27(d)	400	377,129
7.63%, 11/21/25(d)	400	398,068
8.38%, 03/24/29(d)	400	385,113
		1,520,671
Norway — 0.1%
Kommunalbanken AS
1.50%, 01/20/27(b)	910	856,070
4.25%, 01/24/29(b)	500	499,494
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Norway (continued)
4.50%, 09/01/28(b)(c)	$1,995	$2,011,593
		3,367,157
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	600	594,130
5.38%, 03/08/27(d)	550	550,210
5.63%, 01/17/28(d)	800	805,125
6.00%, 08/01/29(d)	600	613,538
6.75%, 10/28/27(d)	400	415,745
		2,978,748
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	200	186,319
Pakistan Government International Bond
6.00%, 04/08/26(d)	400	375,066
6.88%, 12/05/27(d)	400	361,600
		922,985
Panama — 0.0%
Panama Government International Bond
3.88%, 03/17/28	400	376,124
7.13%, 01/29/26	300	305,747
8.88%, 09/30/27	350	381,727
9.38%, 04/01/29	100	113,044
		1,176,642
Paraguay — 0.0%
Paraguay Government International Bond, 4.70%, 03/27/27(d)	200	197,718
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(d)	200	184,587
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	150	148,221
Peruvian Government International Bond, 4.13%, 08/25/27(c)	200	196,141
		528,949
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	800	758,938
3.23%, 03/29/27	200	194,063
3.75%, 01/14/29	400	386,146
5.17%, 10/13/27	200	203,459
5.50%, 03/30/26	200	202,552
ROP Sukuk Trust, 5.05%, 06/06/29(d)	200	202,609
		1,947,767
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	209,274
Republic of Poland Government International Bond
3.25%, 04/06/26	500	490,941
4.63%, 03/18/29	400	400,098
5.50%, 11/16/27	600	615,950
		1,716,263
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,200	1,175,735
4.00%, 03/14/29(d)	1,200	1,179,604
4.50%, 04/23/28(d)	1,000	1,005,193
		3,360,532
Security	Par (000)	Value
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	$400	$379,966
5.25%, 11/25/27(d)	400	396,918
5.88%, 01/30/29(d)	400	401,727
6.63%, 02/17/28(d)	500	515,322
		1,693,933
Saudi Arabia — 0.2%
KSA Sukuk Ltd.
2.97%, 10/29/29(d)	400	367,312
3.63%, 04/20/27(d)	1,900	1,855,853
4.27%, 05/22/29(d)	1,000	982,234
4.30%, 01/19/29(d)	400	393,613
5.27%, 10/25/28(d)	600	612,431
Saudi Government International Bond
2.50%, 02/03/27(d)	600	572,358
3.25%, 10/26/26(d)	1,600	1,556,457
3.63%, 03/04/28(d)	1,600	1,546,356
4.38%, 04/16/29(d)	1,000	985,770
4.75%, 01/18/28(d)	800	803,320
		9,675,704
Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(d)	200	205,829
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	400	378,107
4.85%, 09/27/27	200	195,901
4.85%, 09/30/29	400	377,064
4.88%, 04/14/26	600	593,362
		1,544,434
South Korea — 0.3%
Export-Import Bank of Korea
0.63%, 02/09/26	410	390,141
1.13%, 12/29/26	400	372,239
1.63%, 01/18/27	400	376,227
1.75%, 10/19/28(d)	200	179,561
2.38%, 04/21/27	200	190,376
2.63%, 05/26/26	800	775,784
3.25%, 11/10/25	200	196,833
4.00%, 09/11/29	200	195,143
4.25%, 09/15/27	400	397,874
4.50%, 01/11/29	200	199,427
4.88%, 01/11/26	400	400,944
5.00%, 01/11/28	400	404,713
5.13%, 09/18/28	600	611,118
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	189,775
Industrial Bank of Korea, 5.38%, 10/04/28(d)	200	205,622
Korea Development Bank (The)
1.38%, 04/25/27	200	185,754
4.38%, 02/15/28	400	397,418
4.50%, 02/15/29(c)	600	598,496
4.75%, 06/26/27(d)	200	201,814
Korea Electric Power Corp, 4.88%, 01/31/27(d)	200	201,089
Korea Electric Power Corp.
4.00%, 06/14/27(d)	200	197,015
5.38%, 04/06/26(d)	200	201,532
5.38%, 07/31/26(d)	400	403,965
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	378,674

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Gas Corp., 4.88%, 07/05/28(d)	$200	$200,815
Korea Housing Finance Corp.
4.63%, 02/24/28(d)	400	399,067
4.88%, 08/27/27(d)	200	201,757
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	600	569,705
5.00%, 07/18/28(d)	200	201,249
Korea International Bond
2.50%, 06/19/29	200	184,847
2.75%, 01/19/27	200	193,440
3.50%, 09/20/28	200	193,679
4.50%, 07/03/29	400	403,648
5.63%, 11/03/25	200	201,870
Korea Mine Rehabilitation & Mineral Resources Corp.
1.75%, 04/15/26(d)	400	382,059
5.38%, 05/11/28(d)	200	202,118
Korea National Oil Corp.
1.25%, 04/07/26(d)	400	380,506
2.13%, 04/18/27(d)	200	188,470
3.38%, 03/27/27(d)	200	194,359
4.88%, 04/03/27(d)	200	201,156
4.88%, 04/03/28(d)	200	200,380
4.88%, 04/03/29(d)	200	200,526
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	190,791
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	200	190,752
		12,932,728
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.20%, 05/11/27(d)(h)(i)	400	248,015
6.83%, 03/14/24(d)(h)(i)	400	248,949
6.85%, 11/03/25(d)(h)(i)	810	506,703
7.85%, 03/14/29(d)(h)(i)	200	125,292
		1,128,959
Supranational — 2.0%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	183,052
3.75%, 10/30/29(d)	200	184,000
4.38%, 04/17/26(d)	200	196,522
African Development Bank
0.88%, 03/23/26	1,019	970,712
0.88%, 07/22/26	1,026	968,252
3.50%, 09/18/29	5	4,839
4.38%, 11/03/27	320	321,474
4.38%, 03/14/28	1,130	1,136,023
4.63%, 01/04/27	625	629,779
Arab Petroleum Investments Corp.
1.26%, 02/10/26(d)	600	573,445
5.43%, 05/02/29(b)	400	408,347
Asian Development Bank
0.50%, 02/04/26	1,960	1,868,171
1.00%, 04/14/26	3,555	3,391,234
1.25%, 06/09/28	35	31,600
1.50%, 01/20/27	2,065	1,947,601
1.75%, 08/14/26	85	81,401
1.75%, 09/19/29	100	89,236
1.88%, 03/15/29	500	454,109
2.00%, 04/24/26	615	594,731
Security	Par (000)	Value
Supranational (continued)
2.38%, 08/10/27	$70	$66,708
2.50%, 11/02/27	65	61,913
2.63%, 01/12/27	105	101,496
2.75%, 01/19/28	1,030	985,771
3.13%, 08/20/27	640	622,137
3.13%, 09/26/28	220	211,911
3.63%, 08/28/29	50	48,765
3.75%, 04/25/28	2,121	2,091,550
4.13%, 01/12/27(c)	1,015	1,013,513
4.25%, 01/09/26	265	264,593
4.38%, 03/06/29	1,245	1,253,519
4.50%, 08/25/28	1,195	1,208,067
5.82%, 06/16/28	20	20,984
6.22%, 08/15/27	125	130,484
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	492	468,914
3.75%, 09/14/27	160	157,992
4.00%, 01/18/28	1,075	1,068,725
4.88%, 09/14/26	150	151,690
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)(c)	595	580,400
Corp. Andina de Fomento
2.25%, 02/08/27	185	175,826
4.13%, 01/07/28	310	306,578
4.75%, 04/01/26	205	204,947
5.00%, 01/24/29	650	658,727
6.00%, 04/26/27	620	640,784
Council of Europe Development Bank
0.88%, 09/22/26	351	329,672
3.75%, 05/25/26	90	89,243
4.13%, 01/24/29	570	567,259
4.63%, 06/11/27	320	323,388
European Bank for Reconstruction & Development
0.50%, 11/25/25	272	260,949
0.50%, 01/28/26	327	311,585
4.13%, 01/25/29	950	946,133
4.38%, 03/09/28	800	804,305
European Investment Bank
0.38%, 12/15/25	1,567	1,497,867
0.38%, 03/26/26	1,862	1,763,084
0.63%, 10/21/27	45	40,585
0.75%, 10/26/26	1,660	1,552,002
1.38%, 03/15/27	355	332,763
1.75%, 03/15/29	225	203,180
2.13%, 04/13/26	335	324,863
2.38%, 05/24/27	105	100,461
3.25%, 11/15/27	1,335	1,300,507
3.88%, 03/15/28	3,710	3,675,187
4.00%, 02/15/29	2,425	2,406,173
4.50%, 10/16/28	1,040	1,052,244
4.75%, 06/15/29	1,515	1,549,631
European Stability Mechanism, 4.75%, 09/14/26(b)	1,000	1,008,607
Inter-American Development Bank
0.63%, 09/16/27	120	108,510
0.88%, 04/20/26	2,595	2,469,201
1.13%, 07/20/28	180	161,175
1.50%, 01/13/27	40	37,742
2.00%, 06/02/26	686	661,967
2.00%, 07/23/26	295	283,849
2.25%, 06/18/29	1,030	945,946
2.38%, 07/07/27	395	376,729
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.13%, 09/18/28	$515	$495,482
3.50%, 09/14/29	110	106,545
4.00%, 01/12/28	3,470	3,449,250
4.13%, 02/15/29	1,570	1,564,728
4.38%, 02/01/27	220	220,698
4.50%, 05/15/26	252	252,743
Inter-American Investment Corp.
3.63%, 02/17/27	320	315,394
4.13%, 02/15/28	55	54,738
4.25%, 02/14/29	310	309,209
4.75%, 09/19/28	510	518,320
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,400	1,263,190
0.85%, 02/10/27	10	9,010
0.88%, 07/15/26	170	160,680
1.13%, 09/13/28	1,100	980,767
1.38%, 04/20/28	2,070	1,883,983
1.75%, 10/23/29	700	623,523
1.88%, 10/27/26	423	404,270
2.50%, 11/22/27	120	114,249
3.13%, 11/20/25	478	471,417
3.13%, 06/15/27	3,235	3,150,944
3.50%, 07/12/28	2,290	2,236,698
3.63%, 09/21/29	60	58,458
3.88%, 10/16/29	1,500	1,477,888
4.00%, 08/27/26	900	896,712
4.63%, 08/01/28	1,585	1,608,907
4.75%, 04/10/26	900	905,511
International Development Association
4.38%, 06/11/29(b)	1,215	1,221,444
Series GDIF, 0.75%, 06/10/27(d)	320	292,662
International Finance Corp.
0.75%, 10/08/26	310	290,158
2.13%, 04/07/26	37	35,876
4.25%, 07/02/29	605	606,086
4.38%, 01/15/27	120	120,322
4.50%, 07/13/28	685	692,839
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,075	1,027,263
Nordic Investment Bank
3.38%, 09/08/27	200	195,484
4.38%, 03/14/28	975	979,552
OPEC Fund for International Development (The), 4.50%, 01/26/26(b)	300	299,043
		81,309,372
Sweden — 0.1%
Kommuninvest I Sverige AB, 4.50%, 09/30/26(b)	400	401,510
Svensk Exportkredit AB
2.25%, 03/22/27	75	71,476
3.75%, 09/13/27	400	394,627
4.13%, 06/14/28	30	29,849
4.25%, 02/01/29	400	398,640
4.88%, 09/14/26	350	353,309
Sweden Government International Bond, 4.38%, 01/30/26(b)(c)	600	599,139
		2,248,550
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(d)	200	203,280
Security	Par (000)	Value
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	$400	$390,321
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(d)	700	693,938
7.25%, 02/24/27(d)	1,000	1,030,821
8.51%, 01/14/29(d)	600	648,185
9.76%, 11/13/25(d)	800	835,106
Istanbul Metropolitan Municipality
6.38%, 12/09/25(d)	200	199,531
10.50%, 12/06/28(d)	200	218,625
Turkey Government International Bond
4.25%, 04/14/26	600	591,291
4.75%, 01/26/26	600	597,396
4.88%, 10/09/26(c)	800	791,651
5.13%, 02/17/28	400	390,573
6.00%, 03/25/27	1,000	1,010,216
6.13%, 10/24/28	600	601,644
7.63%, 04/26/29	1,000	1,043,934
8.60%, 09/24/27	600	646,455
9.38%, 03/14/29	600	667,714
9.88%, 01/15/28	1,200	1,338,123
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	400	398,355
9.00%, 01/28/27(d)	200	212,072
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	198,525
		12,114,155
Ukraine — 0.0%
Ukraine Government International Bond, 1.75%, 07/09/24(d)(g)(h)(i)	363	218,186
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	180,778
2.50%, 09/30/29(d)	400	364,655
3.13%, 05/03/26(d)	1,000	978,095
3.13%, 10/11/27(d)	1,600	1,544,848
4.88%, 04/30/29(d)	600	609,115
Dubai DOF Sukuk Ltd., 5.00%, 04/30/29(d)	200	203,849
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	377,114
3.85%, 04/03/26(d)	400	392,304
4.23%, 03/14/28(d)	200	194,153
		4,844,911
United Kingdom — 0.0%
Bank of England Euro Note
4.50%, 03/05/27(b)(c)	600	602,924
4.63%, 03/06/26(b)	600	601,505
		1,204,429
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	500	498,232
Total Foreign Government Obligations — 6.1% (Cost: $252,380,015)		251,561,106

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.1%
California Earthquake Authority RB, 5.60%, 07/01/27	$200	$201,569
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 4.66%, 10/01/27	250	251,163
State of California GO
4.50%, 08/01/29	500	502,745
5.13%, 09/01/29(c)	200	206,142
University of California RB
Series BG, 0.88%, 05/15/25	70	68,610
Series BG, 1.32%, 05/15/27	600	555,621
		1,785,850
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27(c)	250	230,842
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	394	402,895
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	208,795
Total Municipal Debt Obligations — 0.1% (Cost: $2,623,135)		2,628,382
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 4.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	191	183,717
2.50%, 08/01/31	168	160,165
2.50%, 10/01/31	429	406,835
2.50%, 12/01/31	243	230,605
2.50%, 02/01/32	290	274,848
2.50%, 01/01/33	758	715,393
3.00%, 05/01/29	5,761	5,634,028
3.00%, 05/01/30	175	169,958
3.00%, 06/01/30	14	13,259
3.00%, 07/01/30	136	132,166
3.00%, 12/01/30	204	197,348
3.00%, 05/01/31	74	71,200
3.00%, 06/01/31	51	49,500
3.50%, 05/01/32	41	40,226
3.50%, 09/01/32	31	30,108
3.50%, 07/01/33	81	78,133
3.50%, 06/01/34	376	361,430
4.00%, 05/01/33	72	70,455
6.22%, 02/01/45, (12-mo. LIBOR US + 1.618%)(a)	7	7,188
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K048, Class A2, 3.28%, 06/25/25(a)	1,333	1,321,249
Series K053, Class A2, 3.00%, 12/25/25	1,000	983,405
Series K-1512, Class A2, 2.99%, 05/25/31	460	417,995
Series K-1512, Class A3, 3.06%, 04/25/34	450	392,133
Series K739, Class A2, 1.34%, 09/25/27	2,000	1,844,116
Federal National Mortgage Association
6.34%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	23	23,192
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.24%, 12/01/44, (12-mo. LIBOR US + 1.580%)(a)	$6	$6,659
Federal National Mortgage Association-ACES, Series 2016-M3, Class A2, 2.70%, 02/25/26	3,660	3,573,766
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,855	1,621,863
1.50%, 03/01/36	2,016	1,755,028
1.50%, 10/01/36	2,005	1,745,202
1.50%, 11/01/36	1,664	1,451,409
1.50%, 02/01/37	11,322	9,826,527
1.50%, 03/01/37	8,116	7,037,433
1.50%, 08/01/37	1,421	1,233,200
2.00%, 10/01/35	8,116	7,318,582
2.00%, 11/01/35	2,651	2,399,923
2.00%, 12/01/35	5,407	4,851,147
2.00%, 02/01/36	16,741	15,068,551
2.00%, 03/01/36	5,983	5,366,322
2.00%, 04/01/36	2,225	1,991,351
2.00%, 05/01/36	10,433	9,376,723
2.00%, 06/01/36	851	761,954
2.00%, 07/01/36	6,107	5,471,802
2.00%, 08/01/36	650	581,801
2.00%, 10/01/36	1,410	1,261,213
2.00%, 11/01/36	6,594	5,892,873
2.00%, 12/01/36	9,035	8,075,696
2.00%, 01/01/37	6,521	5,832,422
2.00%, 02/01/37	4,052	3,620,804
2.50%, 07/01/28	211	204,270
2.50%, 12/01/29	47	45,508
2.50%, 03/01/30	34	32,371
2.50%, 07/01/30	39	37,223
2.50%, 08/01/30	124	118,346
2.50%, 12/01/30	21	19,781
2.50%, 01/01/31	17	16,676
2.50%, 05/01/31	367	348,786
2.50%, 08/01/31	490	466,554
2.50%, 09/01/31	379	359,012
2.50%, 10/01/31	1,751	1,670,643
2.50%, 12/01/31	595	564,902
2.50%, 01/01/32	1,268	1,202,210
2.50%, 02/01/32	485	460,193
2.50%, 03/01/32	473	447,619
2.50%, 04/01/32	3,244	3,079,958
2.50%, 07/01/32	3,480	3,310,156
2.50%, 10/01/32	70	66,229
2.50%, 01/01/33	569	539,605
2.50%, 07/01/35	5,321	4,906,364
2.50%, 10/01/35	558	511,914
2.50%, 03/01/36	1,251	1,149,253
2.50%, 05/01/36	8,140	7,446,922
2.50%, 06/01/36	203	186,015
2.50%, 07/01/36	495	452,467
2.50%, 08/01/36	2,521	2,310,940
2.50%, 04/01/37	1,557	1,422,313
2.50%, 05/01/37	443	404,889
2.50%, 11/18/39(m)	675	616,099
3.00%, 10/01/27	16	15,624
3.00%, 10/01/28	74	72,424
3.00%, 11/01/28	76	74,304
3.00%, 03/01/30	2,257	2,206,478
3.00%, 04/01/30	45	43,329
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/30	$31	$29,974
3.00%, 08/01/30	106	102,203
3.00%, 09/01/30	156	150,842
3.00%, 10/01/30	87	84,141
3.00%, 11/01/30	19	17,943
3.00%, 12/01/30	75	71,699
3.00%, 01/01/31	968	938,156
3.00%, 02/01/31	494	477,696
3.00%, 03/01/31	106	102,491
3.00%, 04/01/31	56	54,316
3.00%, 06/01/31	320	308,472
3.00%, 09/01/31	104	100,498
3.00%, 10/01/31	15	14,254
3.00%, 01/01/32	327	314,942
3.00%, 02/01/32	695	670,818
3.00%, 03/01/32	103	98,657
3.00%, 06/01/32	337	325,168
3.00%, 11/01/32	348	333,966
3.00%, 12/01/32	579	554,056
3.00%, 10/01/33	422	401,572
3.00%, 07/01/34	189	178,398
3.00%, 09/01/34	2,078	1,962,009
3.00%, 11/01/34	323	304,516
3.00%, 07/01/37	723	678,115
3.00%, 11/18/39(m)	453	423,148
3.50%, 01/01/27	2	2,017
3.50%, 12/01/29	7	7,129
3.50%, 07/01/30	73	71,892
3.50%, 10/01/30	32	31,359
3.50%, 11/01/30	5	4,558
3.50%, 03/01/31	54	51,669
3.50%, 06/01/31	82	80,230
3.50%, 01/01/32	51	49,334
3.50%, 05/01/32	78	76,151
3.50%, 06/01/32	101	97,869
3.50%, 07/01/32	27	26,435
3.50%, 08/01/32	24	23,529
3.50%, 09/01/32	151	146,671
3.50%, 10/01/32	26	25,161
3.50%, 11/01/32	18	17,176
3.50%, 03/01/33	281	273,078
3.50%, 04/01/33	333	323,342
3.50%, 05/01/33	214	206,979
3.50%, 06/01/33	383	369,623
3.50%, 02/01/34	2,887	2,791,686
3.50%, 07/01/34	293	287,887
3.50%, 08/01/34	383	367,852
3.50%, 01/01/35	312	299,889
3.50%, 11/18/39(m)	174	165,715
4.00%, 07/01/29	13	12,840
4.00%, 07/01/32	51	50,876
4.00%, 05/01/33	161	157,985
4.00%, 06/01/33	79	76,982
4.00%, 07/01/33	47	46,556
4.00%, 12/01/33	96	95,855
4.00%, 08/01/37	179	172,881
4.00%, 09/01/37	244	235,553
4.00%, 11/01/37	354	341,925
4.00%, 02/01/38	184	178,347
4.00%, 05/01/38	161	155,814
4.00%, 11/01/38	101	97,409
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/15/39(m)	$3,204	$3,097,540
4.50%, 11/15/39(m)	112	109,996
5.00%, 11/15/39(m)	178	177,602
		174,243,722
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	967,753
Federal National Mortgage Association, 0.50%, 06/17/25	13,000	12,688,169
		13,655,922
U.S. Government Obligations — 50.4%
U.S. Treasury Note/Bond
0.38%, 11/30/25	15,000	14,379,492
0.38%, 12/31/25	7,200	6,882,188
0.38%, 01/31/26	17,550	16,727,344
0.38%, 09/30/27	17,100	15,348,586
0.50%, 02/28/26	19,000	18,081,914
0.50%, 04/30/27	18,000	16,460,156
0.50%, 05/31/27	14,000	12,762,969
0.50%, 06/30/27	9,570	8,698,981
0.50%, 08/31/27	10,600	9,579,750
0.50%, 10/31/27	23,100	20,752,102
0.63%, 07/31/26	16,850	15,845,582
0.63%, 11/30/27	23,800	21,399,547
0.75%, 03/31/26	16,000	15,240,625
0.75%, 04/30/26	13,720	13,032,928
0.75%, 05/31/26	18,280	17,318,872
0.75%, 08/31/26	19,500	18,331,524
0.88%, 06/30/26	17,800	16,855,766
0.88%, 09/30/26	17,670	16,609,800
1.00%, 07/31/28	15,000	13,369,922
1.13%, 10/31/26	18,800	17,715,328
1.13%, 02/28/27	6,400	5,976,000
1.13%, 02/29/28	20,000	18,134,375
1.13%, 08/31/28	19,000	16,975,312
1.25%, 11/30/26	19,180	18,078,649
1.25%, 12/31/26	16,750	15,759,395
1.25%, 03/31/28	20,000	18,168,750
1.25%, 05/31/28	5,600	5,063,625
1.25%, 06/30/28	4,500	4,059,141
1.25%, 09/30/28	10,000	8,957,813
1.38%, 08/31/26	8,860	8,425,998
1.38%, 10/31/28	10,000	8,982,031
1.38%, 12/31/28	24,000	21,468,750
1.50%, 08/15/26	14,000	13,359,609
1.50%, 01/31/27	30,700	28,973,125
1.50%, 11/30/28	12,000	10,811,250
1.63%, 02/15/26	17,000	16,444,844
1.63%, 05/15/26	18,000	17,311,641
1.63%, 10/31/26	12,500	11,900,879
1.75%, 12/31/26	10,000	9,510,938
1.75%, 01/31/29	30,000	27,196,875
1.88%, 02/28/27	20,000	19,001,563
1.88%, 02/28/29	5,000	4,550,000
2.00%, 11/15/26	17,600	16,869,875
2.25%, 11/15/25	16,400	16,055,344
2.25%, 03/31/26	4,000	3,891,875
2.25%, 02/15/27	22,300	21,381,867
2.25%, 08/15/27	20,350	19,346,809
2.25%, 11/15/27	20,900	19,779,891
2.38%, 05/15/27	21,450	20,545,078

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.38%, 03/31/29	$20,000	$18,565,625
2.50%, 02/28/26	4,000	3,910,938
2.50%, 03/31/27	29,000	27,935,156
2.63%, 01/31/26	8,500	8,331,992
2.63%, 05/31/27	2,000	1,926,875
2.63%, 07/31/29	35,000	32,703,125
2.75%, 04/30/27	21,800	21,091,500
2.75%, 07/31/27	21,440	20,674,525
2.75%, 02/15/28	20,000	19,145,313
2.75%, 05/31/29	25,000	23,531,250
2.88%, 11/30/25	4,900	4,825,734
2.88%, 05/15/28	25,000	23,951,172
2.88%, 08/15/28	22,000	21,015,156
2.88%, 04/30/29	25,000	23,687,500
3.13%, 08/31/27	25,000	24,332,031
3.13%, 11/15/28	22,000	21,156,094
3.13%, 08/31/29	25,000	23,871,094
3.25%, 06/30/27	20,000	19,564,063
3.25%, 06/30/29	20,000	19,225,000
3.38%, 09/15/27	3,116	3,054,410
3.50%, 09/30/26	4,969	4,908,634
3.50%, 01/31/28	31,200	30,600,375
3.50%, 04/30/28	23,049	22,568,212
3.50%, 09/30/29(c)	1,605	1,559,232
3.63%, 05/31/28	19,800	19,456,594
3.63%, 08/31/29	1,091	1,066,623
3.75%, 04/15/26	6,108	6,067,916
3.75%, 08/31/26	5,130	5,091,325
3.75%, 08/15/27	3,099	3,068,494
3.75%, 12/31/28	28,284	27,837,643
3.88%, 01/15/26	14,000	13,936,562
3.88%, 10/15/27	2,069	2,054,937
3.88%, 11/30/27	28,180	27,973,053
3.88%, 12/31/27	19,760	19,611,800
3.88%, 09/30/29	25,000	24,675,781
4.00%, 12/15/25	17,300	17,242,559
4.00%, 02/15/26	12,000	11,963,438
4.00%, 01/15/27	7,556	7,532,978
4.00%, 02/29/28	11,066	11,018,451
4.00%, 06/30/28	16,000	15,921,250
4.00%, 01/31/29	23,882	23,730,872
4.00%, 07/31/29	1,160	1,152,478
4.00%, 10/31/29	20,000	19,848,438
4.13%, 10/31/26	2,501	2,499,339
4.13%, 02/15/27	7,829	7,825,330
4.13%, 09/30/27	9,000	9,002,109
4.13%, 10/31/27	11,000	11,000,859
4.13%, 07/31/28	23,759	23,731,158
4.13%, 03/31/29	30,000	29,957,812
4.13%, 10/31/29	103	102,903
4.25%, 12/31/25	19,437	19,424,852
4.25%, 01/31/26	13,253	13,250,412
4.25%, 03/15/27	8,119	8,141,200
4.25%, 02/28/29	27,780	27,879,834
4.25%, 06/30/29	40,108	40,252,138
4.38%, 07/31/26	6,069	6,087,254
4.38%, 08/15/26	33,559	33,669,115
4.38%, 12/15/26	27,249	27,372,472
4.38%, 07/15/27	3,474	3,495,713
4.38%, 08/31/28	22,280	22,445,359
4.38%, 11/30/28	24,239	24,428,367
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 11/15/25	$13,200	$13,223,719
4.50%, 03/31/26	32,559	32,672,193
4.50%, 04/15/27	1,933	1,949,310
4.50%, 05/15/27	3,502	3,532,369
4.50%, 05/31/29	35,220	35,731,791
4.63%, 02/28/26	30,000	30,133,594
4.63%, 03/15/26	20,000	20,100,781
4.63%, 06/30/26	32,616	32,833,865
4.63%, 09/15/26	12,804	12,907,032
4.63%, 10/15/26	21,715	21,900,765
4.63%, 11/15/26	7,007	7,069,406
4.63%, 06/15/27	2,300	2,328,391
4.63%, 09/30/28	23,823	24,217,568
4.63%, 04/30/29	15,000	15,287,109
4.88%, 11/30/25	21,262	21,383,260
4.88%, 04/30/26	32,679	32,985,366
4.88%, 05/31/26	6,513	6,577,367
4.88%, 10/31/28	23,719	24,334,212
		2,063,495,200
Total U.S. Government & Agency Obligations — 55.0% (Cost: $2,293,192,643)		2,251,394,844
	Shares
Common Stocks
Financial Services — 0.0%
HoldCo.(k)	16,280	—
Health Care Technology — 0.0%
Quincy Health LLC(k)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(k)	112	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	690	1,097
Total Common Stocks — 0.0% (Cost $212,146)		1,097
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(k)	104	—
Total Preferred Stocks — 0.0% (Cost $0)		—
Total Long-Term Investments — 98.4% (Cost: $4,073,963,602)		4,025,361,070
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(n)(o)	32,457,805	32,480,525
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(n)(o)(p)	49,771,847	$49,771,847
Total Short-Term Securities — 2.0% (Cost: $82,249,833)		82,252,372
Total Investments — 100.4% (Cost: $4,156,213,435)		4,107,613,442
Liabilities in Excess of Other Assets — (0.4)%		(16,619,038)
Net Assets — 100.0%		$4,090,994,404

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,941,271	$13,531,123 (a)	$—	$10,433	$(2,302)	$32,480,525	32,457,805	$1,317,740	$25
BlackRock Cash Funds: Treasury, SL Agency Shares	37,406,575	12,365,272 (a)	—	—	—	49,771,847	49,771,847	375,081 (b)	—
				$10,433	$(2,302)	$82,252,372		$1,692,821	$25

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$36,208,330	$—	$36,208,330
Collateralized Mortgage Obligations	—	71,564,362	—	71,564,362
Corporate Bonds & Notes	—	1,412,002,949	—	1,412,002,949
Foreign Government Obligations	—	251,561,106	—	251,561,106
Municipal Debt Obligations	—	2,628,382	—	2,628,382
U.S. Government & Agency Obligations	—	2,251,394,844	—	2,251,394,844
Common Stocks	—	1,097	—	1,097
Preferred Stocks	—	—	—	—

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core 1-5 Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$82,252,372	$—	$—	$82,252,372
	$82,252,372	$4,025,361,070	$—	$4,107,613,442
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.4%
AGI Finance Pty Ltd., 2.12%, 06/24/27	AUD 200	$121,704
Amcor U.K. Finance PLC, 1.13%, 06/23/27	EUR 200	207,206
APA Infrastructure Ltd.
0.75%, 03/15/29(a)	EUR 300	292,047
1.25%, 03/15/33(a)	EUR 200	177,826
2.00%, 03/22/27(a)	EUR 100	105,840
3.50%, 03/22/30(a)	GBP 300	351,886
Aurizon Finance Pty Ltd., 3.00%, 03/09/28	AUD 100	60,937
Aurizon Network Pty Ltd., 6.10%, 09/12/31(a)	AUD 200	133,278
Ausgrid Finance Pty Ltd., 5.41%, 03/28/31	AUD 400	261,096
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR 300	279,945
1.63%, 03/11/81, (5-year EUR Swap + 1.938%)(a)(b)	EUR 200	208,535
2.60%, 07/31/29	AUD 300	174,106
6.13%, 05/31/33	AUD 400	269,050
Australia & New Zealand Banking Group Ltd.
0.67%, 05/05/31, (5-year EUR Swap + 1.120%)(a)(b)	EUR 650	678,097
0.75%, 09/29/26(a)	EUR 700	731,677
5.00%, 06/18/29	AUD 1,003	663,969
5.10%, 02/03/33, (5-year EUR Swap + 2.150%)(a)(b)	EUR 200	226,233
5.91%, 08/12/32, (3-month BB Swap + 2.700%)(b)	AUD 500	335,034
6.74%, 02/10/38, (3-month BB Swap + 2.800%)(a)(b)	AUD 550	380,911
Australia Pacific Airports Melbourne Pty Ltd.
3.76%, 11/25/31	AUD 300	176,171
4.38%, 05/24/33(a)	EUR 200	228,519
Bank of Queensland Ltd., 3.30%, 07/30/29(a)	EUR 400	444,666
BHP Billiton Finance Ltd.
Series 12, 4.30%, 09/25/42	GBP 400	434,882
Series 17, 1.50%, 04/29/30(a)	EUR 345	341,162
Brambles Finance PLC, 1.50%, 10/04/27(a)	EUR 200	208,655
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30	AUD 300	187,609
Charter Hall LWR Pty Ltd., 2.09%, 03/03/28(a)	AUD 100	58,938
Coles Group Treasury Pty Ltd., 5.80%, 07/15/31	AUD 400	267,809
Commonwealth Bank of Australia
0.13%, 10/15/29(a)	EUR 500	478,935
0.50%, 07/27/26(a)	EUR 100	104,882
0.88%, 02/19/29(a)	EUR 400	402,297
1.13%, 01/18/28(a)	EUR 100	103,257
3.00%, 09/04/26(a)	GBP 100	124,593
3.77%, 08/31/27(a)	EUR 300	335,952
4.27%, 06/04/34, (5-year EURIBOR ICE Swap + 1.350%)(b)	EUR 300	332,074
4.90%, 08/17/28	AUD 200	132,162
4.95%, 04/14/32, (3-month BB Swap + 1.900%)(b)	AUD 600	392,754
6.70%, 03/15/38, (3-month BB Swap + 2.450%)(b)	AUD 600	414,992
Computershare U.S. Inc., 1.13%, 10/07/31(a)	EUR 100	91,155
Glencore Capital Finance DAC, 1.13%, 03/10/28(a)	EUR 550	557,628
Glencore Finance Europe Ltd., 1.75%, 03/17/25(a)	EUR 360	389,248
Lendlease Finance Ltd., 3.70%, 03/31/31(a)	AUD 100	54,653
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26(a)	AUD 200	124,810
Security	Par (000)	Value
Australia (continued)
Macquarie Bank Ltd.
3.20%, 09/17/29(a)	EUR 300	$326,661
5.95%, 03/01/34, (3-month BB Swap + 1.950%)(b)	AUD 400	266,112
Macquarie Group Ltd.
0.63%, 02/03/27(a)	EUR 500	516,177
0.95%, 05/21/31(a)	EUR 300	280,105
2.13%, 10/01/31(a)	GBP 300	320,198
National Australia Bank Ltd.
0.00%, 01/06/29(a)	EUR 300	291,180
0.30%, 10/31/25(a)	CHF 150	172,902
0.75%, 01/30/26(a)	EUR 200	212,487
1.13%, 05/20/31(a)	EUR 236	230,400
1.38%, 08/30/28(a)	EUR 350	357,969
1.70%, 09/15/31, (5-year UK Government Bond + 1.400%)(a)(b)	GBP 200	240,191
2.35%, 08/30/29(a)	EUR 300	320,417
2.90%, 02/25/27	AUD 500	316,230
3.15%, 02/05/31(a)	EUR 300	332,969
4.40%, 05/12/28	AUD 200	130,031
4.85%, 03/22/29	AUD 200	131,654
5.40%, 11/16/28	AUD 200	134,383
5.74%, 02/09/34, (3-month BB Swap + 1.950%)(a)(b)	AUD 400	265,456
6.32%, 08/03/32, (3-month BB Swap + 2.800%)(a)(b)	AUD 300	203,060
6.34%, 06/06/39, (3-month BB Swap + 2.000%)(a)(b)	AUD 499	337,073
NBN Co. Ltd.
4.38%, 03/15/33(a)	EUR 650	760,937
5.20%, 08/25/28(a)	AUD 600	398,713
Network Finance Co. Pty. Ltd., 6.06%, 06/19/30	AUD 200	135,361
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30(a)	AUD 150	83,505
Optus Finance Pty Ltd., 1.00%, 06/20/29(a)	EUR 400	390,018
Origin Energy Finance Ltd., 1.00%, 09/17/29(a)	EUR 230	221,691
Pacific National Finance Pty. Ltd.
3.80%, 09/08/31(a)	AUD 150	83,323
5.25%, 05/19/25	AUD 50	32,832
Qantas Airways Ltd., 2.95%, 11/27/29(a)	AUD 250	144,483
Scentre Group Trust 1/Scentre Group Trust 2, 1.45%, 03/28/29(a)	EUR 100	100,801
Stockland Trust, 6.10%, 09/12/34	AUD 300	197,962
Sydney Airport Finance Co. Pty. Ltd.
3.75%, 04/30/32(a)	EUR 400	443,718
4.13%, 04/30/36(a)	EUR 300	338,150
4.38%, 05/03/33(a)	EUR 100	114,784
5.90%, 04/19/34(a)	AUD 200	131,871
Telstra Corp. Ltd., 1.38%, 03/26/29(a)	EUR 300	304,863
Telstra Group Ltd., 5.65%, 03/06/34	AUD 400	266,103
Toyota Finance Australia Ltd.
0.44%, 01/13/28(a)	EUR 500	502,237
3.39%, 03/18/30(a)	EUR 600	657,408
Transurban Finance Co. Pty. Ltd.
2.00%, 08/28/25(a)	EUR 100	107,900
3.00%, 04/08/30(a)	EUR 200	214,326
3.71%, 03/12/32(a)	EUR 400	439,075
3.97%, 03/12/36(a)	EUR 200	219,390
4.23%, 04/26/33(a)	EUR 100	113,362
Vicinity Centres Trust, 6.19%, 04/24/34(a)	AUD 200	133,782
Wesfarmers Ltd., 1.94%, 06/23/28(a)	AUD 200	118,738

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31(a)	AUD 150	$85,140
Westpac Banking Corp.
0.38%, 04/02/26(a)	EUR 400	421,642
0.38%, 09/22/36(a)	EUR 300	239,194
0.50%, 01/16/25(a)	EUR 200	216,399
0.77%, 05/13/31, (5-year EUR Swap + 1.050%)(a)(b)	EUR 450	468,826
1.13%, 09/05/27(a)	EUR 520	538,988
1.38%, 05/17/32(a)	EUR 300	292,319
2.40%, 01/25/27	AUD 200	125,263
3.90%, 08/11/25(a)	AUD 400	261,758
5.10%, 05/14/29	AUD 600	398,817
6.93%, 06/23/38, (3-month BB Swap + 2.600%)(a)(b)	AUD 300	211,139
7.20%, 11/15/38, (3-month BB Swap + 2.400%)(b)	AUD 600	428,237
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD 300	172,728
		27,948,618
Austria — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
0.00%, 09/23/30(a)	EUR 100	92,421
0.10%, 05/12/31(a)	EUR 200	182,257
0.63%, 06/19/34(a)	EUR 200	175,007
1.13%, 07/31/28(a)	EUR 300	307,748
1.75%, 03/08/30(a)	EUR 200	206,370
2.00%, 08/25/32(a)	EUR 600	610,712
3.13%, 10/03/29, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 1,700	1,834,048
3.13%, 02/27/31(a)	EUR 200	221,841
Erste Group Bank AG
0.00%, 09/11/29(a)	EUR 200	190,743
0.25%, 01/27/31(a)	EUR 500	458,763
0.50%, 01/12/37(a)	EUR 200	162,129
0.63%, 04/17/26(a)	EUR 200	211,201
0.63%, 01/18/27(a)	EUR 300	312,400
0.75%, 01/17/28(a)	EUR 1,000	1,024,089
0.88%, 05/22/26(a)	EUR 400	421,459
0.88%, 05/13/27(a)	EUR 700	726,243
2.50%, 09/19/30(a)	EUR 300	321,476
3.13%, 12/12/33(a)	EUR 300	333,976
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
0.00%, 06/18/27	EUR 500	507,328
1.63%, 05/11/29	EUR 300	310,252
3.00%, 02/05/30	EUR 300	329,262
Hypo Vorarlberg Bank AG
0.00%, 10/12/29(a)	EUR 200	189,671
0.63%, 07/17/26(a)	EUR 300	315,081
Mondi Finance PLC, 1.63%, 04/27/26(a)	EUR 300	319,870
OeBB-Infrastruktur AG
3.00%, 10/24/33	EUR 325	360,884
3.38%, 05/18/32(a)	EUR 700	795,232
Oesterreichische Kontrollbank AG
3.13%, 11/15/28(a)	EUR 1,000	1,112,046
4.13%, 07/22/27(a)	GBP 500	637,679
OMV AG
1.88%, 12/04/28(a)	EUR 456	475,545
2.00%, 04/09/28(a)	EUR 583	618,273
2.88%, (5-year EUR Swap + 3.082%)(a)(b)(c)	EUR 100	103,200
Security	Par (000)	Value
Austria (continued)
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR 500	$497,696
0.38%, 09/25/26(a)	EUR 300	310,454
1.50%, 05/24/28(a)	EUR 200	210,381
2.88%, 09/28/26(a)	EUR 300	326,314
4.50%, 05/31/30, (3-mo. EURIBOR + 1.550%)(a)(b)	EUR 200	223,636
5.75%, 01/27/28(a)	EUR 400	464,703
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, 0.38%, 11/13/34	EUR 200	169,021
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.63%, 08/28/26	EUR 100	104,772
2.38%, 08/31/32(a)	EUR 300	313,742
3.25%, 01/11/30(a)	EUR 500	554,287
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR 200	170,205
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR 100	95,878
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26(a)	EUR 300	318,023
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR 100	94,540
0.63%, 03/20/29(a)	EUR 200	198,496
0.75%, 02/25/25(a)	EUR 300	323,878
1.50%, 05/24/28(a)	EUR 300	313,203
2.38%, 09/20/27(a)	EUR 200	215,831
UNIQA Insurance Group AG, 6.00%, 07/27/46, (3-mo. EURIBOR + 5.817%)(a)(b)	EUR 200	224,111
Verbund AG, 1.50%, 11/20/24(a)	EUR 200	217,369
Vienna Insurance Group AG Wiener Versicherung Gruppe
1.00%, 03/26/36(a)	EUR 200	167,344
4.88%, 06/15/42, (3-mo. EURIBOR + 3.950%)(a)(b)	EUR 100	112,932
Volksbank Wien AG
0.13%, 11/19/29	EUR 200	190,356
0.88%, 03/23/26(a)	EUR 300	314,492
		19,998,870
Belgium — 0.3%
Ageas SA/NV, 1.88%, 11/24/51, (3-mo. EURIBOR + 3.100%)(a)(b)	EUR 200	188,057
Aliaxis Finance SA, 0.88%, 11/08/28(a)	EUR 200	195,224
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47	CAD 100	67,497
Anheuser-Busch InBev SA
1.15%, 01/22/27(a)	EUR 850	893,577
1.50%, 04/18/30(a)	EUR 568	575,173
2.00%, 03/17/28(a)	EUR 550	584,320
2.13%, 12/02/27(a)	EUR 150	160,264
2.25%, 05/24/29(a)	GBP 200	233,692
2.70%, 03/31/26(a)	EUR 320	348,139
2.75%, 03/17/36(a)	EUR 670	679,857
2.88%, 04/02/32(a)	EUR 450	479,476
3.45%, 09/22/31(a)	EUR 125	138,353
3.70%, 04/02/40(a)	EUR 450	489,734
3.75%, 03/22/37(a)	EUR 275	303,914
3.95%, 03/22/44(a)	EUR 275	301,422
Argenta Spaarbank NV
0.75%, 03/03/29(a)	EUR 400	398,619
1.00%, 01/29/27(a)	EUR 600	622,950
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Belgium (continued)
3.13%, 02/06/34(a)	EUR 200	$221,036
Barry Callebaut Services NV, 4.00%, 06/14/29(a)	EUR 200	221,498
Belfius Bank SA
0.00%, 08/28/26(a)	EUR 600	620,044
0.13%, 09/14/26(a)	EUR 200	207,828
0.38%, 02/13/26(a)	EUR 500	526,816
1.00%, 06/12/28(a)	EUR 300	307,130
2.88%, 02/12/31(a)	EUR 200	218,552
3.75%, 01/22/29(a)	EUR 600	663,062
4.13%, 09/12/29	EUR 800	906,809
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR 100	106,638
bpost SA
3.29%, 10/16/29(a)	EUR 600	650,992
3.63%, 10/16/34(a)	EUR 300	325,786
Crelan SA
5.25%, 01/23/32, (1-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR 200	232,633
6.00%, 02/28/30, (1-year EURIBOR ICE Swap + 2.850%)(a)(b)	EUR 200	237,160
Elia Group SA/NV
1.50%, 09/05/28(a)	EUR 200	205,598
3.88%, 06/11/31(a)	EUR 100	109,054
Elia Transmission Belgium SA
0.88%, 04/28/30(a)	EUR 300	287,859
3.00%, 04/07/29(a)	EUR 200	216,238
3.75%, 01/16/36(a)	EUR 400	438,665
Euroclear Holding NV, 1.50%, 04/11/30(a)	EUR 200	201,106
FLUVIUS System Operator CV, 3.88%, 05/02/34(a)	EUR 400	443,825
FLUVIUS System Operator CVBA
1.75%, 12/04/26(a)	EUR 400	424,713
2.88%, 05/07/29(a)	EUR 600	649,545
Groupe Bruxelles Lambert NV, 1.88%, 06/19/25(a)	EUR 300	324,302
ING Belgium SA
0.00%, 02/20/30(a)	EUR 500	472,126
0.75%, 09/28/26(a)	EUR 400	420,332
3.00%, 02/15/31(a)	EUR 400	441,746
KBC Bank NV
0.00%, 12/03/25(a)	EUR 200	211,542
3.13%, 02/22/27(a)	EUR 300	329,962
KBC Group NV
0.13%, 01/14/29, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR 200	198,035
0.38%, 06/16/27, (3-mo. EURIBOR + 0.720%)(a)(b)	EUR 600	626,791
0.63%, 12/07/31, (5-year EUR Swap + 0.950%)(a)(b)	EUR 400	410,707
0.75%, 01/21/28, (3-mo. EURIBOR + 0.700%)(a)(b)	EUR 500	517,554
0.75%, 01/24/30(a)	EUR 400	384,808
3.75%, 03/27/32(a)	EUR 500	553,635
4.38%, 12/06/31(a)	EUR 400	460,768
Lonza Finance International NV, 3.88%, 04/24/36(a)	EUR 300	332,481
Ministeries Van de Vlaamse Gemeenschap, 0.38%, 10/13/26(a)	EUR 100	103,901
Proximus SADP
4.00%, 03/08/30(a)	EUR 600	674,770
4.13%, 11/17/33(a)	EUR 700	799,574
Silfin NV, 5.13%, 07/17/30(a)	EUR 200	225,453
Security	Par (000)	Value
Belgium (continued)
Solvay SA, 3.88%, 04/03/28(a)	EUR 200	$221,304
Syensqo SA, 2.75%, 12/02/27(a)	EUR 200	216,529
VGP NV
1.50%, 04/08/29(a)	EUR 200	195,556
2.25%, 01/17/30(a)	EUR 400	389,780
		23,594,511
Bermuda — 0.0%
Athora Holding Ltd., 5.88%, 09/10/34(a)	EUR 300	328,764
Canada — 1.3%
407 International Inc.
2.43%, 05/04/27	CAD 200	140,672
2.84%, 03/07/50	CAD 400	211,363
3.65%, 09/08/44(a)	CAD 100	62,758
3.67%, 03/08/49	CAD 200	123,712
3.83%, 05/11/46	CAD 200	128,230
3.98%, 09/11/52	CAD 25	16,159
4.86%, 07/31/53	CAD 300	223,286
4.89%, 04/04/54	CAD 200	149,557
Aeroports de Montreal
3.03%, 04/21/50	CAD 150	83,371
3.44%, 04/26/51	CAD 150	89,279
Series I, 5.47%, 04/16/40	CAD 150	118,069
Aimco Realty Investors LP, Series 4, 2.71%, 06/01/29	CAD 200	136,721
AIMCo Realty Investors LP
4.64%, 02/15/30	CAD 300	221,938
4.97%, 05/23/34	CAD 200	149,684
Alberta Powerline LP, 4.07%, 12/01/53	CAD 196	125,761
Alectra Inc.
1.75%, 02/11/31	CAD 200	126,745
4.63%, 06/13/34	CAD 150	111,084
5.23%, 11/14/52	CAD 50	39,263
Series A, 2.49%, 05/17/27	CAD 150	104,859
Algonquin Power Co., 4.60%, 01/29/29	CAD 100	74,098
Alimentation Couche-Tard Inc.
4.01%, 02/12/36(a)	EUR 500	540,041
5.59%, 09/25/30	CAD 400	305,531
AltaGas Ltd.
2.16%, 06/10/25	CAD 200	142,146
2.17%, 03/16/27	CAD 400	276,610
3.98%, 10/04/27	CAD 150	107,900
5.14%, 03/14/34	CAD 200	147,766
5.60%, 03/14/54	CAD 200	146,654
AltaLink LP
3.72%, 12/03/46	CAD 50	31,564
3.99%, 06/30/42	CAD 200	132,457
4.09%, 06/30/45(a)	CAD 100	66,943
4.92%, 09/17/43	CAD 200	149,031
5.46%, 10/11/55	CAD 200	163,761
Bank of Montreal
0.05%, 06/08/29(a)	EUR 400	384,983
0.13%, 01/26/27(a)	EUR 400	411,659
1.55%, 05/28/26	CAD 150	104,518
1.76%, 03/10/26	CAD 300	210,491
1.93%, 07/22/31(b)	CAD 300	209,009
2.70%, 12/09/26	CAD 50	35,454
2.75%, 10/13/26(a)	EUR 300	327,792
3.19%, 03/01/28	CAD 500	354,819
3.65%, 04/01/27	CAD 500	358,380
4.42%, 07/17/29	CAD 600	440,042

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.54%, 12/18/28	CAD 200	$147,352
4.71%, 12/07/27	CAD 600	442,109
5.04%, 05/29/28	CAD 1,000	746,962
5.13%, 10/10/28(a)	GBP 550	711,780
6.53%, 10/27/32(b)	CAD 200	153,399
Bank of Nova Scotia (The)
0.00%, 01/14/27(a)	EUR 450	462,387
0.00%, 12/15/27(a)	EUR 300	300,942
0.00%, 09/14/29(a)	EUR 300	285,945
0.25%, 11/01/28(a)	EUR 150	145,801
0.45%, 03/16/26(a)	EUR 700	739,253
1.40%, 11/01/27	CAD 800	540,407
1.85%, 11/02/26	CAD 800	554,825
1.95%, 01/10/25	CAD 300	214,689
2.16%, 02/03/25	CAD 200	143,013
2.88%, 05/03/27(a)	GBP 300	366,643
2.95%, 03/08/27	CAD 300	211,723
3.10%, 02/02/28	CAD 400	283,329
3.25%, 01/18/28(a)	EUR 500	552,788
3.93%, 05/03/32(b)	CAD 400	286,958
4.44%, 11/15/35(b)	CAD 1,000	720,106
4.95%, 08/01/34(b)	CAD 300	220,875
5.68%, 08/02/33(b)	CAD 700	527,986
BCI QuadReal Realty
1.07%, 02/04/26	CAD 100	69,651
1.75%, 07/24/30	CAD 200	127,602
bcIMC Realty Corp., 3.00%, 03/31/27	CAD 100	70,805
Bell Telephone Co. of Canada or Bell Canada
1.65%, 08/16/27	CAD 200	136,935
2.50%, 05/14/30	CAD 200	132,392
2.75%, 01/29/25	CAD 300	214,845
2.90%, 09/10/29	CAD 200	136,862
3.00%, 03/17/31	CAD 100	67,121
3.35%, 03/12/25	CAD 50	35,840
3.50%, 09/30/50	CAD 300	162,737
3.55%, 03/02/26	CAD 150	107,468
3.60%, 09/29/27	CAD 200	142,945
3.80%, 08/21/28	CAD 250	178,824
4.05%, 03/17/51	CAD 400	238,238
4.35%, 12/18/45(a)	CAD 200	127,660
4.45%, 02/27/47(a)	CAD 200	128,997
5.15%, 11/14/28(a)	CAD 400	299,187
5.15%, 08/24/34	CAD 200	149,263
5.15%, 02/09/53	CAD 200	141,498
5.85%, 11/10/32	CAD 200	156,373
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49	CAD 100	52,906
Brookfield Corp., 4.82%, 01/28/26	CAD 200	145,099
Brookfield Finance II Inc., 5.43%, 12/14/32(a)	CAD 200	150,861
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29	CAD 200	139,135
4.19%, 09/11/28	CAD 100	72,275
5.44%, 04/25/34	CAD 400	300,974
Brookfield Renewable Partners ULC
3.33%, 08/13/50	CAD 200	105,911
3.75%, 06/02/25	CAD 200	143,519
4.25%, 01/15/29	CAD 200	145,197
5.32%, 01/10/54	CAD 200	146,742
Bruce Power LP
3.97%, 06/23/26	CAD 200	144,093
4.01%, 06/21/29	CAD 100	72,052
Security	Par (000)	Value
Canada (continued)
4.13%, 06/21/33	CAD 100	$70,076
4.70%, 12/21/27	CAD 200	147,314
4.70%, 06/21/31	CAD 200	147,038
4.75%, 06/21/49(a)	CAD 100	70,249
Calgary Airport Authority (The)
3.55%, 10/07/53	CAD 200	120,070
Series A, 3.20%, Series A, 10/07/36	CAD 500	314,642
Canadian Imperial Bank of Commerce
0.00%, 04/30/29(a)	EUR 500	481,832
0.04%, 07/09/27(a)	EUR 200	202,605
0.38%, 03/10/26(a)	EUR 400	422,297
1.96%, 04/21/31(a)(b)	CAD 200	139,984
2.00%, 04/17/25	CAD 200	142,457
2.25%, 01/07/27	CAD 300	209,113
3.30%, 05/26/25	CAD 200	143,443
4.20%, 04/07/32(b)	CAD 300	216,365
4.90%, 06/12/34(b)	CAD 300	220,324
4.95%, 06/29/27	CAD 400	295,794
5.05%, 10/07/27	CAD 1,000	742,456
5.30%, 01/16/34(b)	CAD 200	149,155
5.33%, 01/20/33(b)	CAD 500	371,999
Canadian National Railway Co.
3.05%, 02/08/50	CAD 200	109,351
3.20%, 07/31/28	CAD 500	354,053
4.60%, 05/02/29	CAD 200	148,636
4.70%, 05/10/53	CAD 400	288,435
5.10%, 05/02/54	CAD 100	76,531
Canadian Natural Resources Ltd.
2.50%, 01/17/28	CAD 200	137,800
3.42%, 12/01/26	CAD 100	71,457
Canadian Pacific Railway Co.
2.54%, 02/28/28	CAD 400	277,487
3.05%, 03/09/50	CAD 100	54,636
3.15%, 03/13/29(a)	CAD 100	70,232
Canadian Tire Corp. Ltd., 5.37%, 09/16/30	CAD 300	225,878
Canadian Western Bank
4.57%, 07/11/28	CAD 200	147,497
5.94%, 12/22/32(b)	CAD 200	150,807
Capital Power Corp.
4.42%, 02/08/30	CAD 100	71,669
5.97%, 01/25/34	CAD 400	305,155
Cenovus Energy Inc., 3.60%, 03/10/27	CAD 200	143,035
Central 1 Credit Union, 1.32%, 01/29/26	CAD 200	139,300
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29	CAD 400	280,568
5.70%, 02/28/34	CAD 100	76,515
6.00%, 06/24/32	CAD 200	156,123
Series J, 3.55%, 01/10/25	CAD 300	215,244
Coastal Gaslink Pipeline LP
Series E, 5.40%, Series E, 09/30/36	CAD 1,000	768,402
Series J, 5.86%, Series J, 03/30/49	CAD 500	405,270
CPPIB Capital Inc., 1.50%, 03/04/33(a)	EUR 750	730,904
Crombie Real Estate Investment Trust, 4.73%, 01/15/32	CAD 400	288,011
CU Inc.
2.96%, 09/07/49	CAD 200	108,508
3.17%, 09/05/51	CAD 200	111,396
3.55%, 11/22/47	CAD 200	121,624
3.96%, 07/27/45	CAD 25	16,334
4.09%, 09/02/44	CAD 300	199,847
4.54%, 10/24/41	CAD 200	141,800
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.66%, 09/11/54	CAD 200	$143,819
4.72%, 09/09/43	CAD 100	72,458
5.09%, 09/20/53	CAD 300	230,391
5.18%, 11/21/35	CAD 100	75,968
Dollarama Inc., 5.17%, 04/26/30	CAD 200	151,281
Dream Industrial Real Estate Investment Trust, Series E, 3.97%, Series E, 04/13/26	CAD 400	287,700
Enbridge Gas Inc.
2.90%, 04/01/30	CAD 400	273,887
3.20%, 09/15/51	CAD 500	275,328
3.51%, 11/29/47	CAD 200	118,958
4.00%, 08/22/44(a)	CAD 50	32,555
4.20%, 06/02/44	CAD 200	133,902
4.88%, 06/21/41	CAD 150	109,594
5.67%, 10/06/53	CAD 400	328,954
Enbridge Inc.
2.99%, 10/03/29	CAD 400	274,951
3.95%, 11/19/24	CAD 400	287,245
4.10%, 09/21/51	CAD 300	180,290
4.21%, 02/22/30	CAD 200	144,738
4.24%, 08/27/42	CAD 100	63,879
4.73%, 08/22/34	CAD 100	72,563
5.32%, 08/22/54	CAD 200	145,501
5.76%, 05/26/53	CAD 200	154,711
6.51%, 11/09/52	CAD 200	170,261
Enbridge Pipelines Inc.
3.45%, 09/29/25	CAD 150	107,410
3.52%, 02/22/29	CAD 200	141,714
4.20%, 05/12/51	CAD 100	61,503
4.33%, 02/22/49	CAD 300	189,394
4.55%, 09/29/45	CAD 200	131,988
5.33%, 04/06/40	CAD 50	36,463
Energir LP
3.04%, 02/09/32	CAD 200	133,568
4.67%, 09/27/32	CAD 100	74,010
4.83%, 06/02/53	CAD 200	148,054
EPCOR Utilities Inc.
3.11%, 07/08/49	CAD 100	55,571
3.29%, 06/28/51	CAD 200	113,955
3.55%, 11/27/47	CAD 100	60,770
5.33%, 10/03/53	CAD 400	318,231
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28(a)	EUR 400	426,177
3.95%, 03/03/31	CAD 100	70,475
4.23%, 06/14/29	CAD 100	72,316
4.25%, 12/06/27	CAD 200	145,055
Federation des Caisses Desjardins du Quebec
0.00%, 04/08/26(a)	EUR 100	104,863
0.05%, 11/26/27(a)	EUR 200	200,858
0.25%, 02/08/27(a)	EUR 300	309,095
1.59%, 09/10/26	CAD 200	138,885
1.99%, 05/28/31(b)	CAD 150	104,870
3.13%, 05/30/29(a)	EUR 500	553,484
3.80%, 09/24/29	CAD 300	213,836
4.41%, 05/19/27	CAD 200	145,934
5.04%, 08/23/32(b)	CAD 100	73,692
5.47%, 11/17/28	CAD 600	456,020
5.48%, 08/16/28	CAD 200	151,949
Finning International Inc.
2.63%, 08/14/26	CAD 200	141,083
4.78%, 02/13/29	CAD 100	74,052
Security	Par (000)	Value
Canada (continued)
First Capital Real Estate Investment Trust, 5.46%, 06/12/32	CAD 100	$74,590
First Capital REIT, Series V, 3.46%, 01/22/27	CAD 100	71,043
FortisAlberta Inc.
2.63%, 06/08/51	CAD 200	99,550
3.73%, 09/18/48	CAD 100	62,225
4.86%, 05/26/53	CAD 200	148,454
4.90%, 05/27/54	CAD 400	298,170
FortisBC Energy Inc.
2.82%, 08/09/49	CAD 100	52,642
3.67%, 04/09/46	CAD 200	124,621
Gibson Energy Inc., 5.75%, 07/12/33	CAD 300	231,819
Granite REIT Holdings LP
2.19%, 08/30/28	CAD 200	134,275
3.06%, 06/04/27	CAD 200	140,754
Greater Toronto Airports Authority
2.73%, 04/03/29	CAD 600	416,291
2.75%, 10/17/39	CAD 200	117,088
3.26%, 06/01/37	CAD 350	222,592
Great-West Lifeco Inc.
2.98%, 07/08/50	CAD 200	107,052
3.34%, 02/28/28	CAD 200	142,255
H&R Real Estate Investment Trust
2.91%, 06/02/26	CAD 200	141,127
4.07%, 06/16/25	CAD 100	71,823
Honda Canada Finance Inc.
1.65%, 02/25/28	CAD 200	134,701
4.90%, 06/04/29	CAD 300	223,962
Hydro One Inc.
2.77%, 02/24/26	CAD 150	106,765
2.97%, 06/26/25	CAD 150	107,276
3.64%, 04/05/50	CAD 300	184,177
3.72%, 11/18/47	CAD 350	219,779
3.91%, 02/23/46	CAD 200	129,947
4.16%, 01/27/33	CAD 200	144,985
4.25%, 01/04/35	CAD 200	143,740
4.39%, 03/01/34	CAD 200	146,141
4.59%, 10/09/43	CAD 200	142,963
4.85%, 11/30/54	CAD 400	297,834
4.91%, 01/27/28	CAD 100	74,701
6.03%, 03/03/39	CAD 300	248,244
6.93%, 06/01/32	CAD 130	109,412
Hydro One Ltd., 1.41%, 10/15/27	CAD 600	409,425
Hyundai Capital Canada Inc.
5.57%, 03/08/28	CAD 200	150,587
Series G, 4.58%, Series G, 07/24/29	CAD 500	366,079
IGM Financial Inc.
4.12%, 12/09/47	CAD 200	128,842
5.43%, 05/26/53	CAD 200	155,915
Intact Financial Corp.
2.18%, 05/18/28	CAD 100	68,423
2.85%, 06/07/27(a)	CAD 200	141,047
2.95%, 12/16/50	CAD 100	53,246
3.77%, 05/20/53	CAD 100	61,412
5.28%, 09/14/54	CAD 200	156,924
Inter Pipeline Ltd./AB
3.17%, 03/24/25	CAD 200	143,288
3.48%, 12/16/26	CAD 100	71,209
5.09%, 11/27/51	CAD 150	97,852
5.71%, 05/29/30	CAD 600	451,867
5.85%, 05/18/32	CAD 200	150,264

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Series 12, 3.98%, Series 12, 11/25/31	CAD 200	$135,319
Keyera Corp.
3.93%, 06/21/28	CAD 200	143,458
5.66%, 01/04/54	CAD 200	150,192
Liberty Utilities Canada LP, 3.32%, 02/14/50	CAD 100	53,984
Loblaw Companies Ltd.
2.28%, 05/07/30	CAD 200	132,723
4.49%, 12/11/28	CAD 150	110,578
5.12%, 03/04/54	CAD 200	146,881
5.34%, 09/13/52	CAD 100	75,625
Lower Mattagami Energy LP
2.43%, 05/14/31	CAD 300	197,133
4.69%, 06/07/54	CAD 400	292,361
Manulife Bank of Canada
1.54%, 09/14/26	CAD 300	207,682
2.86%, 02/16/27	CAD 200	141,393
3.99%, 02/22/28	CAD 200	144,724
Manulife Financial Corp.
2.82%, 05/13/35(b)	CAD 200	134,326
5.05%, 02/23/34(b)	CAD 400	297,437
5.41%, 03/10/33(b)	CAD 600	449,528
Metro Inc./CN
3.39%, 12/06/27	CAD 150	106,718
3.41%, 02/28/50	CAD 200	112,405
4.27%, 12/04/47	CAD 100	65,388
National Bank of Canada
0.00%, 09/29/26(a)	EUR 700	725,088
1.53%, 06/15/26	CAD 150	104,463
1.57%, 08/18/26(b)	CAD 200	141,180
3.75%, 05/02/29(a)	EUR 400	444,774
5.02%, 02/01/29	CAD 400	299,834
5.22%, 06/14/28	CAD 600	450,865
5.43%, 08/16/32(b)	CAD 400	297,523
NAV Canada
2.06%, 05/29/30	CAD 200	131,595
2.92%, 09/29/51	CAD 300	164,415
3.21%, 09/29/50	CAD 100	58,276
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31(a)	CAD 400	265,520
3.75%, 06/01/51(a)	CAD 400	242,593
4.05%, 07/22/44(a)	CAD 150	97,364
5.08%, 06/01/54	CAD 100	74,883
Series G, 4.75%, 06/01/37(a)	CAD 50	36,560
Series J, 2.80%, 06/01/27	CAD 200	140,643
Series K, 3.65%, 06/01/35	CAD 200	133,455
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD 132	90,774
Nova Scotia Power Inc.
3.31%, 04/25/50	CAD 150	80,826
4.50%, 07/20/43(a)	CAD 100	66,935
4.95%, 11/15/32	CAD 150	110,557
5.36%, 03/24/53	CAD 200	149,178
OMERS Realty Corp.
3.63%, 06/05/30	CAD 400	281,441
4.54%, 04/09/29	CAD 100	73,634
Ontario Power Generation Inc.
2.98%, 09/13/29	CAD 300	207,618
3.22%, 04/08/30	CAD 300	208,049
3.65%, 09/13/50	CAD 100	59,884
4.25%, 01/18/49	CAD 100	66,416
Security	Par (000)	Value
Canada (continued)
4.83%, 06/28/34	CAD 400	$296,877
4.99%, 06/28/54	CAD 400	296,760
Pembina Pipeline Corp.
3.31%, 02/01/30	CAD 200	138,246
3.53%, 12/10/31	CAD 600	408,337
3.62%, 04/03/29(a)	CAD 250	177,035
4.02%, 03/27/28(a)	CAD 200	144,340
4.49%, 12/10/51	CAD 100	63,097
4.54%, 04/03/49(a)	CAD 200	128,260
4.67%, 05/28/50	CAD 200	130,492
4.75%, 04/30/43	CAD 100	66,952
4.81%, 03/25/44(a)	CAD 25	16,832
5.67%, 01/12/54	CAD 200	150,684
Series 11, 4.75%, 03/26/48	CAD 150	99,444
Power Corp. of Canada, 4.46%, 07/27/48	CAD 100	68,626
Primaris Real Estate Investment Trust
4.73%, 03/30/27	CAD 200	145,885
5.30%, 03/15/32	CAD 100	73,499
Reliance LP
2.67%, 08/01/28	CAD 100	67,709
3.75%, 03/15/26	CAD 200	143,377
5.25%, 05/15/31	CAD 100	74,258
RioCan Real Estate Investment Trust
2.58%, 02/12/25	CAD 400	286,155
4.63%, 05/01/29	CAD 200	144,917
5.46%, 03/01/31	CAD 100	74,414
Rogers Communications Inc.
2.90%, 12/09/30	CAD 200	133,393
3.25%, 05/01/29	CAD 300	208,107
3.75%, 04/15/29	CAD 200	141,664
4.25%, 04/15/32	CAD 200	141,433
4.25%, 12/09/49	CAD 100	61,815
4.40%, 11/02/28	CAD 350	254,640
5.25%, 04/15/52	CAD 200	143,494
5.70%, 09/21/28	CAD 200	152,004
5.80%, 09/21/30	CAD 500	386,754
5.90%, 09/21/33	CAD 600	468,846
6.11%, 08/25/40	CAD 25	19,526
6.56%, 03/22/41	CAD 200	163,629
Royal Bank of Canada
0.00%, 01/21/27(a)	EUR 500	513,524
0.00%, 10/05/28(a)	EUR 300	293,966
0.05%, 06/19/26(a)	EUR 200	208,823
0.13%, 03/25/25(a)	EUR 200	215,209
0.13%, 04/26/27(a)	EUR 500	511,504
0.63%, 09/10/25(a)	EUR 200	213,682
1.00%, 09/09/26(a)	GBP 550	660,729
1.13%, 12/15/25(a)	GBP 400	494,346
1.67%, 01/28/33(b)	CAD 200	134,156
1.75%, 06/08/29(a)	EUR 200	208,556
1.83%, 07/31/28	CAD 200	135,143
1.94%, 05/01/25	CAD 150	106,803
2.13%, 04/26/29(a)	EUR 200	208,707
2.14%, 11/03/31(b)	CAD 300	208,505
2.33%, 01/28/27	CAD 200	139,581
2.38%, 09/13/27(a)	EUR 392	423,324
2.61%, 11/01/24	CAD 600	430,926
2.94%, 05/03/32(b)	CAD 300	210,501
3.37%, 09/29/25	CAD 500	357,979
4.13%, 07/05/28(a)	EUR 300	338,617
4.38%, 10/02/30(a)	EUR 200	230,687
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.61%, 07/26/27	CAD 500	$367,460
4.63%, 05/01/28	CAD 300	221,575
4.64%, 01/17/28	CAD 300	221,228
5.01%, 02/01/33(b)	CAD 400	295,337
5.10%, 04/03/34(b)	CAD 400	296,948
5.23%, 06/24/30	CAD 200	152,551
5.34%, 06/23/26	CAD 500	368,454
Royal Bank of Canada/Toronto
0.00%, 09/14/26(a)	EUR 400	415,416
3.40%, 03/24/25	CAD 500	358,825
3.63%, 03/07/28(a)	EUR 200	224,204
Sagen MI Canada Inc., 3.26%, 03/05/31	CAD 200	128,964
Saputo Inc.
1.42%, 06/19/26	CAD 200	138,653
2.24%, 06/16/27	CAD 200	138,273
2.30%, 06/22/28	CAD 200	136,246
5.49%, 11/20/30	CAD 200	152,772
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24	CAD 200	143,642
SmartCentres Real Estate Investment Trust
3.53%, 12/20/29	CAD 200	137,229
5.16%, 08/01/30	CAD 400	294,210
South Bow Canadian Infrastructure Holdings Ltd., 4.93%, 02/01/35	CAD 200	144,058
Stantec Inc., 2.05%, 10/08/27	CAD 200	136,631
Sun Life Financial Inc.
2.80%, 11/21/33(b)	CAD 300	206,147
3.15%, 11/18/36(b)	CAD 300	200,357
5.12%, 05/15/36(b)	CAD 200	149,775
5.40%, 05/29/42(b)	CAD 100	76,059
Sun Life Financial, Inc., 5.50%, 07/04/35(b)	CAD 200	152,882
Suncor Energy Inc.
3.95%, 03/04/51	CAD 100	60,752
5.00%, 04/09/30	CAD 188	139,138
TELUS Corp.
3.15%, 02/19/30	CAD 100	68,586
3.30%, 05/02/29	CAD 300	209,335
3.75%, 01/17/25	CAD 200	143,553
3.75%, 03/10/26	CAD 150	107,732
3.95%, 02/16/50	CAD 300	174,375
4.10%, 04/05/51	CAD 200	118,934
4.65%, 08/13/31	CAD 200	145,437
4.75%, 01/17/45	CAD 100	66,602
4.85%, 04/05/44	CAD 100	67,968
4.95%, 03/28/33	CAD 200	147,149
5.10%, 02/15/34	CAD 400	296,600
5.15%, 11/26/43	CAD 100	70,619
5.25%, 11/15/32	CAD 200	150,246
5.75%, 09/08/33	CAD 300	232,350
5.95%, 09/08/53	CAD 500	392,241
Teranet Holdings LP
3.72%, 02/23/29	CAD 100	69,309
6.10%, 06/17/41	CAD 100	73,774
TMX Group Ltd., 4.97%, 02/16/34	CAD 400	300,590
Toronto Hydro Corp.
2.43%, 12/11/29	CAD 200	135,492
2.47%, 10/20/31	CAD 300	196,931
2.52%, 08/25/26	CAD 200	141,238
3.55%, 07/28/45	CAD 200	123,756
4.95%, 10/13/52	CAD 200	152,044
Security	Par (000)	Value
Canada (continued)
Toronto-Dominion Bank (The)
1.13%, 12/09/25	CAD 600	$419,842
1.89%, 03/08/28	CAD 800	543,745
1.90%, 09/11/28	CAD 400	270,402
1.94%, 03/13/25	CAD 50	35,677
1.95%, 04/08/30(a)	EUR 516	522,689
2.26%, 01/07/27	CAD 500	348,510
2.50%, 12/02/24	CAD 300	215,190
2.67%, 09/09/25	CAD 400	284,655
2.86%, 04/15/31(a)	EUR 1,000	1,091,677
3.06%, 01/26/32(a)(b)	CAD 200	140,993
3.19%, 02/16/29(a)	EUR 700	775,295
3.25%, 04/27/26(a)	EUR 400	439,113
3.25%, 02/16/34(a)	EUR 300	335,555
3.56%, 04/16/31(a)	EUR 900	984,461
3.63%, 12/13/29(a)	EUR 200	220,687
3.67%, 09/08/31(a)	EUR 200	228,675
3.72%, 03/13/30(a)	EUR 200	227,635
3.88%, 03/13/26(a)	EUR 700	774,179
4.21%, 06/01/27	CAD 400	290,437
4.34%, 01/27/26	CAD 200	144,622
4.48%, 01/18/28	CAD 300	220,135
4.86%, 03/04/31(a)(b)	CAD 200	145,483
5.18%, 04/09/34(a)(b)	CAD 400	297,550
5.38%, 10/21/27	CAD 300	225,068
5.49%, 09/08/28	CAD 800	608,092
Series 28, 0.10%, 07/19/27(a)	EUR 600	609,601
Toyota Credit Canada Inc.
1.18%, 02/23/26(a)	CAD 200	139,321
3.73%, 10/02/29	CAD 600	427,500
4.33%, 01/24/28(a)	CAD 200	146,155
4.44%, 06/27/29	CAD 200	147,026
TransCanada PipeLines Ltd.
2.97%, 06/09/31	CAD 300	200,877
3.00%, 09/18/29(a)	CAD 400	276,626
3.30%, 07/17/25(a)	CAD 300	214,759
3.39%, 03/15/28(a)	CAD 150	106,440
3.80%, 04/05/27	CAD 400	287,269
4.18%, 07/03/48(a)	CAD 200	125,144
4.33%, 09/16/47	CAD 300	192,535
4.34%, 10/15/49(a)	CAD 200	127,795
4.35%, 06/06/46	CAD 250	161,549
4.55%, 11/15/41	CAD 100	67,204
5.28%, 07/15/30(a)	CAD 300	227,678
5.33%, 05/12/32	CAD 200	152,240
Vancouver Airport Authority
1.76%, 09/20/30	CAD 200	128,237
2.80%, 09/21/50	CAD 150	79,858
Veren Inc.
4.97%, 06/21/29	CAD 200	147,410
5.50%, 06/21/34	CAD 150	110,829
Videotron Ltd.
3.13%, 01/15/31	CAD 200	133,603
5.00%, 07/15/34	CAD 200	145,889
Westcoast Energy Inc.
3.77%, 12/08/25	CAD 100	71,838
4.79%, 10/28/41	CAD 200	139,437
WSP Global Inc.
2.41%, 04/19/28	CAD 200	136,853
4.75%, 09/12/34	CAD 200	144,042
		91,748,440

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China — 0.0%
Bank of China Ltd./Luxembourg, 4.00%, 10/19/26(a)	EUR 300	$330,717
China Construction Bank Corp. Luxembourg Branch, 3.88%, 11/30/26(a)	EUR 200	220,649
Industrial & Commercial Bank of China Ltd., 4.13%, 10/25/26(a)	EUR 200	221,852
Prosus NV
1.21%, 01/19/26(a)	EUR 100	105,827
1.54%, 08/03/28(a)	EUR 600	605,231
1.99%, 07/13/33(a)	EUR 500	457,600
		1,941,876
Czech Republic — 0.1%
Ceska sporitelna A/S
0.50%, 09/13/28, (3-mo. EURIBOR + 0.780%)(a)(b)	EUR 500	494,372
4.57%, 07/03/31, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 100	111,981
CEZ AS
0.88%, 12/02/26(a)	EUR 850	880,219
3.00%, 06/05/28(a)	EUR 525	563,471
4.88%, 04/16/25(a)	EUR 201	220,086
EP Infrastructure AS, 2.05%, 10/09/28(a)	EUR 200	200,441
EPH Financing International AS, 5.88%, 11/30/29(a)	EUR 200	228,117
Raiffeisenbank AS, 4.96%, 06/05/30, (3-mo. EURIBOR + 1.950%)(a)(b)	EUR 300	335,808
		3,034,495
Denmark — 0.3%
AP Moller - Maersk A/S
1.75%, 03/16/26(a)	EUR 500	534,992
4.13%, 03/05/36(a)	EUR 300	340,292
Carlsberg Breweries A/S
0.38%, 06/30/27(a)	EUR 200	203,411
0.88%, 07/01/29(a)	EUR 304	299,271
Danfoss Finance II BV, 0.75%, 04/28/31(a)	EUR 300	274,142
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR 300	322,586
Danske Bank A/S
0.75%, 11/22/27(a)	EUR 200	205,739
1.38%, 02/17/27, (1-year EUR Swap + 0.850%)(a)(b)	EUR 392	416,784
3.13%, 06/06/31(a)	EUR 200	223,033
3.88%, 01/09/32, (1-year EUR Swap + 1.420%)(a)(b)	EUR 200	220,892
4.00%, 01/12/27, (1-year EUR Swap + 0.950%)(a)(b)	EUR 200	220,089
4.13%, 01/10/31, (1-year EUR Swap + 1.250%)(a)(b)	EUR 583	660,298
DSV Finance BV
0.75%, 07/05/33(a)	EUR 200	175,501
0.88%, 09/17/36(a)	EUR 100	81,688
DSV Finance BV Co., 1.38%, 03/16/30(a)	EUR 300	297,325
ISS Global A/S
1.50%, 08/31/27(a)	EUR 350	363,667
2.13%, 12/02/24(a)	EUR 400	434,627
Jyske Bank A/S
4.13%, 09/06/30, (1-year EUR Swap + 1.200%)(a)(b)	EUR 200	222,183
5.50%, 11/16/27(a)	EUR 550	625,390
Jyske Realkredit A/S
0.38%, 04/01/25(a)	EUR 300	322,860
Security	Par (000)	Value
Denmark (continued)
0.50%, 10/01/26(a)	EUR 300	$313,873
3.25%, 07/01/30(a)	EUR 400	447,941
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/26	DKK 4,000	572,806
1.00%, 10/01/26	DKK 10,500	1,494,154
1.00%, 04/01/27	DKK 1,600	226,107
Novo Nordisk Finance Netherlands BV
3.13%, 01/21/29(a)	EUR 1,000	1,100,436
3.38%, 05/21/34(a)	EUR 350	385,463
Nykredit Realkredit A/S
0.38%, 01/17/28(a)	EUR 300	298,167
0.63%, 01/17/25(a)	EUR 200	216,382
0.75%, 01/20/27	EUR 400	414,740
1.00%, 01/01/28(a)	DKK 3,000	419,380
1.00%, 07/01/29(a)	DKK 4,000	545,829
1.38%, 07/12/27(a)	EUR 300	313,602
2.00%, 01/01/26(a)	DKK 2,000	290,302
4.63%, 01/19/29(a)	EUR 300	342,067
Series 13H, 1.00%, 07/01/26(a)	DKK 15,000	2,141,323
Series 13H, 1.00%, 01/01/27	DKK 10,000	1,417,997
Orsted A/S
1.50%, 11/26/29(a)	EUR 780	781,497
2.13%, 05/17/27(a)	GBP 500	599,303
2.88%, 06/14/33(a)	EUR 700	724,054
5.13%, 09/13/34(a)	GBP 600	747,624
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR 350	393,606
5.75%, 04/09/40(a)	GBP 300	381,578
TDC Net AS, 6.50%, 06/01/31(a)	EUR 200	240,016
Vestas Wind Systems Finance BV, 2.00%, 06/15/34(a)	EUR 300	281,089
		21,534,106
Estonia — 0.0%
Luminor Bank AS, 0.00%, 03/11/25	EUR 100	107,599
Finland — 0.3%
Aktia Bank OYJ
3.00%, 10/22/29(a)	EUR 200	221,056
3.38%, 05/31/27(a)	EUR 200	221,830
Danske Kiinnitysluottopankki OYJ
0.00%, 11/24/26(a)	EUR 200	206,764
0.00%, 01/14/28(a)	EUR 200	199,956
2.13%, 09/16/25(a)	EUR 200	216,390
3.13%, 01/12/27(a)	EUR 300	330,502
Fortum OYJ
1.63%, 02/27/26(a)	EUR 600	642,418
4.50%, 05/26/33(a)	EUR 450	515,795
Kojamo OYJ, 2.00%, 03/31/26(a)	EUR 200	213,013
Kuntarahoitus OYJ
0.00%, 03/02/31(a)	EUR 900	830,564
0.05%, 09/10/35(a)	EUR 250	201,293
0.63%, 11/26/26(a)	EUR 300	314,557
0.75%, 09/07/27(a)	EUR 150	155,654
1.25%, 02/23/33(a)	EUR 200	193,465
3.00%, 09/25/28(a)	EUR 600	663,491
Neste OYJ
3.88%, 03/16/29(a)	EUR 200	222,102
3.88%, 05/21/31(a)	EUR 350	385,562
Nokia OYJ, 3.13%, 05/15/28(a)	EUR 500	540,373
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR 540	566,642
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Finland (continued)
0.50%, 05/14/27(a)	EUR 750	$771,389
0.50%, 11/02/28(a)	EUR 750	736,908
1.13%, 09/27/27(a)	EUR 200	207,933
1.63%, 12/09/32, (5-year UK Government Bond +1.300%)(a)(b)	GBP 200	230,864
2.88%, 08/24/32(a)	EUR 200	210,983
3.63%, 03/15/34(a)	EUR 300	329,843
Nordea Kiinnitysluottopankki OYJ
0.13%, 06/18/27(a)	EUR 350	357,238
0.63%, 03/17/27(a)	EUR 700	728,089
1.00%, 03/30/29(a)	EUR 800	812,154
1.38%, 02/28/33(a)	EUR 100	97,554
3.00%, 02/20/30(a)	EUR 400	442,324
3.00%, 01/31/31(a)	EUR 500	553,487
3.00%, 04/12/34(a)	EUR 700	774,131
Series FI43, 1.00%, 11/05/24(a)	EUR 150	163,162
OP Corporate Bank PLC
0.63%, 07/27/27(a)	EUR 500	510,149
4.00%, 06/13/28(a)	EUR 400	450,744
OP Mortgage Bank
0.00%, 11/19/30(a)	EUR 500	463,019
0.63%, 09/01/25(a)	EUR 490	523,816
0.63%, 02/15/29(a)	EUR 700	698,794
2.50%, 10/03/29(a)	EUR 1,000	1,078,580
3.00%, 07/17/31(a)	EUR 200	220,825
Sampo OYJ
2.25%, 09/27/30(a)	EUR 350	363,670
2.50%, 09/03/52, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 200	194,143
3.38%, 05/23/49, (3-mo. EURIBOR + 4.050%)(a)(b)	EUR 110	116,488
SATO OYJ, 1.38%, 02/24/28(a)	EUR 100	99,876
SP-Kiinnitysluottopankki OYJ, 3.13%, 11/01/27	EUR 300	330,545
Stora Enso OYJ, 2.50%, 03/21/28(a)	EUR 200	211,612
Teollisuuden Voima OYJ, 2.63%, 03/31/27(a)	EUR 594	637,345
Tornator OYJ, 3.75%, 10/17/31(a)	EUR 200	216,945
UPM-Kymmene OYJ, 2.25%, 05/23/29(a)	EUR 300	314,103
		19,688,140
France — 2.9%
Aeroports de Paris SA
2.13%, 10/11/38(a)	EUR 200	185,759
2.75%, 06/05/28(a)	EUR 700	757,129
2.75%, 04/02/30(a)	EUR 900	953,438
Air Liquide Finance SA
0.63%, 06/20/30(a)	EUR 700	667,262
2.88%, 09/16/32(a)	EUR 200	213,436
Airbus SE
0.88%, 05/13/26(a)	EUR 200	210,816
1.38%, 05/13/31(a)	EUR 200	196,723
1.63%, 06/09/30(a)	EUR 200	201,932
2.00%, 04/07/28(a)	EUR 300	318,017
2.38%, 04/07/32(a)	EUR 380	393,422
2.38%, 06/09/40(a)	EUR 300	279,205
Alstom SA, 0.00%, 01/11/29(a)	EUR 500	475,501
Altarea SCA, 1.88%, 01/17/28(a)	EUR 100	100,414
APRR SA
1.25%, 01/06/27(a)	EUR 500	525,031
1.25%, 01/14/27(a)	EUR 100	105,141
1.63%, 01/13/32(a)	EUR 300	293,729
1.88%, 01/15/25(a)	EUR 500	542,444
1.88%, 01/03/29(a)	EUR 200	207,667
Security	Par (000)	Value
France (continued)
3.13%, 01/06/34(a)	EUR 200	$211,395
Arkea Home Loans SFH SA
0.00%, 10/04/30(a)	EUR 200	184,665
0.75%, 10/05/27(a)	EUR 200	205,876
3.00%, 03/30/27(a)	EUR 300	329,015
3.25%, 08/01/33(a)	EUR 200	222,996
Arkea Public Sector SCF SA
0.13%, 01/15/30(a)	EUR 400	379,513
3.25%, 01/10/31(a)	EUR 1,000	1,112,283
Arkema SA
0.75%, 12/03/29(a)	EUR 300	289,942
1.50%, 04/20/27(a)	EUR 500	526,870
1.50%, (5-year EUR Swap + 1.571%)(a)(b)(c)	EUR 300	315,898
Arval Service Lease SA/France
4.13%, 04/13/26(a)	EUR 600	660,074
4.75%, 05/22/27(a)	EUR 300	338,439
Autoroutes du Sud de la France SA
1.13%, 04/20/26(a)	EUR 500	530,857
1.38%, 06/27/28(a)	EUR 300	309,149
1.38%, 02/21/31(a)	EUR 600	585,402
2.75%, 09/02/32(a)	EUR 600	625,054
2.75%, 09/02/32(a)	EUR 200	208,351
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)	EUR 300	285,362
AXA SA
1.38%, 10/07/41, (3-mo. EURIBOR + 2.400%)(a)(b)	EUR 200	185,991
3.25%, 05/28/49, (3-mo. EURIBOR + 3.200%)(a)(b)	EUR 550	588,140
3.38%, 05/31/34(a)	EUR 200	218,289
3.75%, 10/12/30(a)	EUR 500	563,055
4.25%, 03/10/43, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 300	328,478
5.50%, 07/11/43, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 300	355,383
Ayvens SA
1.25%, 03/02/26(a)	EUR 400	424,636
3.88%, 01/24/28(a)	EUR 400	443,256
4.00%, 01/24/31(a)	EUR 200	221,694
4.88%, 10/06/28(a)	EUR 200	228,670
Banque Federative du Credit Mutuel SA
0.00%, 05/11/26(a)	EUR 600	625,119
0.10%, 10/08/27(a)	EUR 400	401,046
0.25%, 06/29/28(a)	EUR 700	689,192
0.63%, 11/03/28(a)	EUR 500	489,294
0.63%, 02/21/31(a)	EUR 800	728,584
0.75%, 06/08/26(a)	EUR 500	526,288
0.75%, 01/17/30(a)	EUR 700	666,070
1.25%, 12/05/25(a)	GBP 500	619,367
1.50%, 10/07/26(a)	GBP 100	120,702
1.63%, 01/19/26(a)	EUR 200	214,662
1.63%, 11/15/27(a)	EUR 500	516,071
1.75%, 03/15/29(a)	EUR 300	305,263
1.88%, 11/04/26(a)	EUR 100	106,135
1.88%, 06/18/29(a)	EUR 400	404,382
2.38%, 03/24/26(a)	EUR 500	537,648
2.63%, 11/06/29(a)	EUR 700	733,296
3.25%, 10/17/31(a)	EUR 1,000	1,079,646
3.50%, 05/15/31(a)	EUR 200	219,967
3.63%, 09/14/32(a)	EUR 600	663,723
3.75%, 02/03/34(a)	EUR 200	220,798

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.88%, 06/16/32, (5-year EUR Swap + 2.200%)(a)(b)	EUR 300	$326,477
4.38%, 05/02/30(a)	EUR 200	225,865
BNP Paribas Cardif SA, 4.03%, (3-mo. EURIBOR + 3.930%)(a)(b)(c)	EUR 400	436,272
BNP Paribas Home Loan SFH SA, 3.00%, 01/31/30(a)	EUR 900	991,024
BNP Paribas SA
0.50%, 02/19/28, (3-mo. EURIBOR + 0.730%)(a)(b)	EUR 800	818,013
0.50%, 01/19/30, (3-mo. EURIBOR + 0.830%)(a)(b)	EUR 700	673,678
0.63%, 12/03/32(a)	EUR 700	606,668
0.88%, 08/31/33, (5-year EUR Swap + 1.170%)(a)(b)	EUR 400	388,197
1.13%, 04/17/29, (3-mo. EURIBOR + 1.350%)(a)(b)	EUR 700	708,512
1.13%, 01/15/32, (5-year EUR Swap + 1.200%)(a)(b)	EUR 600	615,979
1.25%, 07/13/31(a)	GBP 500	498,830
1.38%, 05/28/29(a)	EUR 800	798,662
1.50%, 11/17/25(a)	EUR 500	536,950
1.88%, 12/14/27(a)	GBP 500	584,827
2.00%, 09/13/36(a)	GBP 200	179,780
2.13%, 01/23/27, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 900	968,081
2.54%, 07/13/29(b)	CAD 200	135,666
2.75%, 01/27/26(a)	EUR 200	216,866
2.88%, 10/01/26(a)	EUR 480	519,322
3.38%, 01/23/26(a)	GBP 600	757,594
3.63%, 09/01/29(a)	EUR 700	772,049
4.13%, 09/26/32, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 900	1,026,899
4.13%, 05/24/33(a)	EUR 500	575,738
Bouygues SA
1.38%, 06/07/27(a)	EUR 600	629,183
2.25%, 06/29/29(a)	EUR 400	418,896
3.25%, 06/30/37(a)	EUR 500	521,481
3.88%, 07/17/31(a)	EUR 200	224,262
4.63%, 06/07/32(a)	EUR 400	468,461
BPCE SA
0.25%, 01/15/26(a)	EUR 700	737,586
0.25%, 01/14/31(a)	EUR 1,000	902,654
0.50%, 02/24/27(a)	EUR 800	820,604
0.50%, 01/14/28, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR 600	615,153
1.00%, 01/14/32(a)	EUR 700	637,505
1.63%, 03/02/29, (3-mo. EURIBOR + 1.100%)(a)(b)	EUR 600	616,223
1.75%, 02/02/34, (5-year EUR Swap + 1.570%)(a)(b)	EUR 400	397,871
3.88%, 01/25/36(a)	EUR 400	443,266
4.50%, 01/13/33(a)	EUR 500	570,583
4.63%, 03/02/30, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 400	454,154
5.13%, 01/25/35, (5-year EUR Swap + 2.500%)(a)(b)	EUR 400	452,375
5.25%, 04/16/29(a)	GBP 500	633,181
5.38%, 10/22/31, (1-year GBP Swap + 1.456%)(a)(b)	GBP 200	254,544
Security	Par (000)	Value
France (continued)
BPCE SFH SA
0.00%, 11/10/27(a)	EUR 200	$200,980
0.00%, 03/23/28(a)	EUR 100	99,449
0.00%, 05/27/30(a)	EUR 400	372,843
0.00%, 03/18/31(a)	EUR 300	272,761
0.13%, 12/03/30(a)	EUR 900	832,397
0.38%, 03/18/41(a)	EUR 200	142,823
0.50%, 01/23/35(a)	EUR 300	255,924
0.63%, 09/22/27(a)	EUR 400	411,008
0.63%, 05/29/31(a)	EUR 400	377,382
0.75%, 09/02/25(a)	EUR 500	534,838
0.75%, 02/23/29(a)	EUR 600	600,069
0.88%, 04/13/28(a)	EUR 600	613,584
1.00%, 06/08/29(a)	EUR 200	200,968
1.13%, 04/12/30(a)	EUR 1,200	1,195,391
3.00%, 10/17/29(a)	EUR 300	329,274
3.13%, 01/24/28(a)	EUR 700	771,887
3.13%, 05/22/34(a)	EUR 200	221,202
3.25%, 04/12/28(a)	EUR 500	553,534
3.38%, 06/27/33(a)	EUR 300	337,391
Caisse de Refinancement de l'Habitat SA
0.00%, 02/07/28(a)	EUR 400	399,344
0.00%, 10/08/29(a)	EUR 500	476,297
0.13%, 04/30/27(a)	EUR 300	306,687
3.00%, 01/12/34(a)	EUR 900	982,320
3.13%, 02/23/33(a)	EUR 500	550,838
3.38%, 06/28/32(a)	EUR 400	449,742
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR 200	215,048
6.00%, 01/23/27	EUR 400	457,722
Capgemini SE
0.63%, 06/23/25(a)	EUR 300	321,356
1.13%, 06/23/30(a)	EUR 200	194,866
2.00%, 04/15/29(a)	EUR 400	416,599
2.38%, 04/15/32(a)	EUR 200	203,837
Carmila SA, 1.63%, 04/01/29(a)	EUR 300	300,471
Carrefour SA
1.00%, 05/17/27(a)	EUR 600	621,630
1.75%, 05/04/26(a)	EUR 200	214,088
2.38%, 10/30/29(a)	EUR 500	523,897
3.63%, 10/17/32(a)	EUR 200	216,616
CCF SFH SACA
0.50%, 04/17/25(a)	EUR 200	215,138
0.75%, 03/22/27(a)	EUR 200	207,939
2.50%, 06/28/28(a)	EUR 300	323,244
Cie de Financement Foncier SA
3.13%, 06/06/30(a)	EUR 400	441,842
3.63%, 01/16/29(a)	EUR 400	450,455
Cie de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR 100	99,812
3.38%, 04/08/30(a)	EUR 500	548,400
3.63%, 04/08/34(a)	EUR 400	438,817
Cie Generale des Etablissements Michelin SCA, 1.75%, 05/28/27(a)	EUR 100	106,465
Cie. de Financement Foncier SA
0.00%, 04/16/29(a)	EUR 700	674,551
0.00%, 09/25/30(a)	EUR 400	369,198
0.00%, 10/29/35(a)	EUR 200	157,222
0.23%, 09/14/26(a)	EUR 500	520,595
0.38%, 12/11/24(a)	EUR 300	325,378
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
0.75%, 05/29/26(a)	EUR 600	$634,487
0.75%, 01/11/28(a)	EUR 200	204,702
0.88%, 09/11/28(a)	EUR 400	406,082
1.25%, 11/15/32(a)	EUR 400	383,842
2.38%, 03/15/30(a)	EUR 200	213,003
3.38%, 09/16/31(a)	EUR 1,600	1,793,243
4.00%, 10/24/25(a)	EUR 600	660,988
Cie. de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR 400	399,246
2.13%, 06/10/28(a)	EUR 500	528,412
4.63%, 10/09/29(a)	GBP 200	253,442
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27(a)	EUR 100	106,465
1.75%, 09/03/30(a)	EUR 400	405,562
2.50%, 09/03/38(a)	EUR 300	290,578
CNP Assurances SACA
2.50%, 06/30/51, (3-mo. EURIBOR + 3.650%)(a)(b)	EUR 800	786,401
2.75%, 02/05/29	EUR 700	741,119
Coentreprise de Transport d'Electricite SA, 1.50%, 07/29/28(a)	EUR 700	717,328
Covivio Hotels SACA, 4.13%, 05/23/33(a)	EUR 400	438,796
Covivio SA/France
1.50%, 06/21/27(a)	EUR 300	314,082
1.63%, 06/23/30(a)	EUR 400	391,540
4.63%, 06/05/32(a)	EUR 100	114,957
Credit Agricole Assurances SA
2.00%, 07/17/30(a)	EUR 300	295,817
4.50%, 12/17/34(a)	EUR 200	220,994
4.75%, 09/27/48, (5-year EUR Swap + 5.350%)(a)(b)	EUR 300	336,566
5.88%, 10/25/33(a)	EUR 400	484,339
Credit Agricole Home Loan SFH SA
0.00%, 04/12/28(a)	EUR 500	496,634
0.00%, 11/03/31(a)	EUR 600	535,901
0.05%, 12/06/29(a)	EUR 700	664,254
0.38%, 02/01/33(a)	EUR 500	443,611
0.75%, 05/05/27(a)	EUR 1,100	1,142,356
0.88%, 08/31/27(a)	EUR 400	414,288
0.88%, 05/06/34	EUR 200	180,300
1.00%, 01/16/29	EUR 400	405,491
1.38%, 02/03/32(a)	EUR 200	196,298
1.50%, 02/03/37(a)	EUR 400	366,256
1.50%, 09/28/38(a)	EUR 300	268,360
1.63%, 05/31/30	EUR 200	204,502
2.13%, 01/07/30(a)	EUR 300	316,067
3.13%, 10/18/30(a)	EUR 200	221,123
3.25%, 09/28/32(a)	EUR 500	557,786
3.25%, 06/08/33(a)	EUR 200	222,895
Credit Agricole Public Sector SCF SA
0.00%, 09/13/28	EUR 200	196,222
0.63%, 03/29/29	EUR 300	298,268
0.88%, 08/02/27	EUR 100	103,743
3.00%, 06/14/30(a)	EUR 200	220,074
Credit Agricole SA
0.63%, 01/12/28, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR 200	206,100
0.88%, 01/14/32(a)	EUR 200	181,287
1.00%, 07/03/29(a)	EUR 500	495,000
1.13%, 02/24/29(a)	EUR 400	401,590
1.13%, 07/12/32(a)	EUR 300	273,283
Security	Par (000)	Value
France (continued)
2.00%, 03/25/29(a)	EUR 400	$409,785
2.50%, 04/22/34(a)	EUR 400	396,199
2.63%, 03/17/27(a)	EUR 550	591,391
3.13%, 01/26/29, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR 900	973,601
3.50%, 09/26/34(a)	EUR 300	320,384
3.75%, 01/22/34(a)	EUR 500	553,514
3.88%, 04/20/31(a)	EUR 400	450,119
4.00%, 01/18/33(a)	EUR 400	454,433
4.13%, 03/07/30(a)	EUR 500	568,003
4.38%, 04/15/36, (5-year EURIBOR ICE Swap + 1.700%)(a)(b)	EUR 600	660,007
5.41%, 01/18/29(a)	AUD 300	199,556
6.38%, 06/14/31, (1-year UK Government Bond + 2.180%)(a)(b)	GBP 300	406,368
Series 2, 0.84%, 06/09/27(a)	JPY 100,000	651,909
Credit Agricole SA/London
1.25%, 04/14/26(a)	EUR 400	425,955
1.38%, 05/03/27(a)	EUR 900	944,854
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR 400	383,093
1.13%, 05/23/29(a)	EUR 300	297,612
1.25%, 06/11/29, (3-mo. EURIBOR + 1.500%)(a)(b)	EUR 600	607,040
1.38%, 01/17/25(a)	EUR 200	216,694
3.38%, 09/19/27(a)	EUR 600	659,555
3.38%, 03/11/31(a)	EUR 200	212,206
3.63%, 10/03/33(a)	EUR 200	220,562
4.25%, 12/01/32(a)	EUR 300	340,709
Credit Mutuel Home Loan SFH SA
0.00%, 07/20/28(a)	EUR 900	886,023
0.00%, 05/06/31(a)	EUR 500	452,444
0.13%, 01/28/30(a)	EUR 400	378,728
0.63%, 03/04/27(a)	EUR 400	415,844
0.75%, 09/15/27(a)	EUR 400	412,463
1.00%, 04/30/28(a)	EUR 300	307,742
1.00%, 01/30/29(a)	EUR 400	404,761
2.75%, 12/08/27(a)	EUR 400	435,723
3.00%, 11/28/30(a)	EUR 800	878,233
Crelan Home Loan SCF, 1.38%, 04/18/33(a)	EUR 300	289,092
Danone SA
0.00%, 12/01/25(a)	EUR 700	739,284
0.71%, 11/03/24(a)	EUR 400	435,100
3.47%, 05/22/31(a)	EUR 700	776,051
Dassault Systemes SE, 0.13%, 09/16/26(a)	EUR 600	619,740
Dexia SA
0.00%, 01/21/28(a)	EUR 300	300,710
0.63%, 01/17/26(a)	EUR 700	743,161
2.75%, 01/18/29(a)	EUR 500	545,395
3.13%, 06/01/28(a)	EUR 800	885,066
4.13%, 07/22/27(a)	GBP 200	253,856
Edenred SE, 3.63%, 08/05/32(a)	EUR 300	323,505
Electricite de France SA
1.00%, 11/29/33(a)	EUR 700	612,142
2.00%, 12/09/49(a)	EUR 300	211,445
4.00%, 11/12/25(a)	EUR 600	660,698
4.38%, 10/12/29(a)	EUR 700	797,474
4.50%, 11/12/40(a)	EUR 350	404,619
4.63%, 04/26/30(a)	EUR 750	869,563
4.75%, 10/12/34(a)	EUR 600	702,181
4.75%, 06/17/44(a)	EUR 300	339,130

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
5.13%, 09/22/50(a)	GBP 300	$323,046
5.50%, 01/25/35(a)	GBP 300	369,453
5.50%, 03/27/37(a)	GBP 200	242,844
5.50%, 10/17/41(a)	GBP 300	351,945
5.63%, 01/25/53(a)	GBP 200	228,061
5.88%, 07/18/31	GBP 474	618,942
6.13%, 06/02/34(a)	GBP 350	453,841
Series MPLE, 5.38%, Series MPLE, 05/17/34	CAD 200	147,682
Engie SA
1.25%, 10/24/41(a)	EUR 200	143,827
1.38%, 06/22/28(a)	EUR 500	514,225
1.38%, 02/28/29(a)	EUR 600	610,601
1.38%, 06/21/39(a)	EUR 200	154,506
1.38%, 06/21/39(a)	EUR 100	77,253
1.50%, 03/13/35(a)	EUR 300	265,348
1.50%, (5-year EUR Swap + 1.884%)(a)(b)(c)	EUR 300	298,165
3.50%, 09/27/29(a)	EUR 500	551,106
3.63%, 01/11/30(a)	EUR 400	442,962
3.88%, 01/06/31(a)	EUR 400	446,439
4.25%, 09/06/34(a)	EUR 500	568,198
4.25%, 01/11/43(a)	EUR 300	333,008
4.50%, 09/06/42(a)	EUR 300	343,234
5.00%, 10/01/60(a)	GBP 250	274,829
5.13%, (5-year EURIBOR ICE Swap + 2.367%)(a)(b)(c)	EUR 300	335,780
5.63%, 04/03/53(a)	GBP 200	243,032
5.95%, 03/16/2111(a)	EUR 50	67,964
7.00%, 10/30/28	GBP 100	138,014
EssilorLuxottica SA
0.38%, 01/05/26(a)	EUR 300	317,063
0.38%, 11/27/27(a)	EUR 800	809,869
0.75%, 11/27/31(a)	EUR 400	374,319
Gecina SA
0.88%, 01/25/33(a)	EUR 400	357,663
0.88%, 06/30/36(a)	EUR 200	160,286
1.00%, 01/30/29(a)	EUR 100	99,971
1.38%, 06/30/27(a)	EUR 100	105,148
1.38%, 01/26/28(a)	EUR 300	309,398
1.63%, 05/29/34(a)	EUR 200	186,316
GELF Bond Issuer I SA, 1.13%, 07/18/29(a)	EUR 200	193,652
Groupe des Assurances du Credit Mutuel SADIR
1.85%, 04/21/42, (3-mo. EURIBOR + 2.650%)(a)(b)	EUR 600	549,417
3.75%, 04/30/29(a)	EUR 500	550,514
5.00%, 10/30/44, (3-mo. EURIBOR + 3.250%)(a)(b)	EUR 300	334,524
Holding d'Infrastructures de Transport SASU, 1.63%, 09/18/29(a)	EUR 500	499,439
ICADE
0.63%, 01/18/31(a)	EUR 200	177,990
1.00%, 01/19/30(a)	EUR 300	283,405
1.13%, 11/17/25(a)	EUR 200	213,189
Ile-de-France Mobilites
0.20%, 11/16/35(a)	EUR 200	153,804
0.68%, 11/24/36(a)	EUR 200	158,117
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR 300	264,670
Imerys SA, 1.50%, 01/15/27(a)	EUR 600	629,981
Indigo Group SAS, 1.63%, 04/19/28(a)	EUR 200	205,323
In'li SA, 1.13%, 07/02/29(a)	EUR 200	195,458
Security	Par (000)	Value
France (continued)
JCDecaux SE
1.63%, 02/07/30(a)	EUR 200	$196,629
5.00%, 01/11/29(a)	EUR 500	573,650
Kering SA
0.75%, 05/13/28(a)	EUR 500	503,418
3.38%, 02/27/33(a)	EUR 200	212,875
3.63%, 09/05/31(a)	EUR 400	439,009
3.88%, 09/05/35(a)	EUR 500	550,524
Klepierre SA
0.63%, 07/01/30(a)	EUR 500	466,127
0.88%, 02/17/31(a)	EUR 300	278,885
2.00%, 05/12/29(a)	EUR 300	309,842
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)	EUR 300	284,892
0.63%, 06/23/27(a)	EUR 250	258,483
1.00%, 10/04/28(a)	EUR 200	204,170
1.63%, 05/12/30(a)	EUR 700	716,244
3.13%, 02/19/29(a)	EUR 400	441,339
La Banque Postale SA
0.75%, 06/23/31(a)	EUR 300	270,908
2.00%, 07/13/28(a)	EUR 800	828,737
4.00%, 05/03/28(a)	EUR 1,000	1,116,422
5.50%, 03/05/34, (5-year EUR Swap + 2.850%)(a)(b)	EUR 500	570,909
5.63%, 09/21/28, (1-year UK Government Bond + 2.600%)(a)(b)	GBP 400	515,492
La Mondiale SAM
0.75%, 04/20/26(a)	EUR 400	420,178
2.13%, 06/23/31(a)	EUR 200	194,913
La Poste SA
0.38%, 09/17/27(a)	EUR 700	707,558
1.00%, 09/17/34(a)	EUR 600	519,197
1.38%, 04/21/32(a)	EUR 900	851,600
Legrand SA
0.63%, 06/24/28(a)	EUR 300	301,167
1.00%, 03/06/26(a)	EUR 300	318,679
3.50%, 06/26/34(a)	EUR 300	331,486
L'Oreal SA, 0.88%, 06/29/26(a)	EUR 500	527,240
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28(a)	EUR 500	500,139
0.13%, 02/11/28(a)	EUR 200	200,056
1.13%, 02/11/27(a)	GBP 500	596,270
3.50%, 09/07/33(a)	EUR 700	780,979
MMB SCF SACA, 0.00%, 09/20/31(a)	EUR 400	357,423
MMS USA Holdings Inc., 1.75%, 06/13/31(a)	EUR 300	298,575
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 2.13%, 06/21/52, (3-mo. EURIBOR + 3.449%)(a)(b)	EUR 500	446,802
Nerval SAS Co., 2.88%, 04/14/32(a)	EUR 200	203,245
Orange SA
0.88%, 02/03/27(a)	EUR 600	625,416
1.38%, 03/20/28(a)	EUR 700	725,585
1.38%, 09/04/49(a)	EUR 300	220,152
1.50%, 09/09/27(a)	EUR 200	210,057
1.75%, (5-year EUR Swap + 2.100%)(a)(b)(c)	EUR 300	301,510
2.38%, 05/18/32(a)	EUR 600	617,845
3.25%, 01/15/32(a)	GBP 100	114,713
4.50%, (5-year EURIBOR ICE Swap + 2.029%)(a)(b)(c)	EUR 200	221,598
5.00%, (5-year EUR Swap + 3.990%)(a)(b)(c)	EUR 400	446,583
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
5.38%, 11/22/50(a)	GBP 150	$186,752
5.38%, (5-year EUR Swap + 2.659%)(a)(b)(c)	EUR 400	460,372
5.63%, 01/23/34	GBP 291	384,596
8.13%, 01/28/33	EUR 745	1,096,786
Orano SA, 2.75%, 03/08/28(a)	EUR 600	636,444
Pernod Ricard SA
0.50%, 10/24/27(a)	EUR 400	406,989
1.38%, 04/07/29(a)	EUR 500	506,170
1.75%, 04/08/30(a)	EUR 300	303,604
3.75%, 09/15/33(a)	EUR 500	551,747
Praemia Healthcare SACA, 0.88%, 11/04/29(a)	EUR 300	284,047
RCI Banque SA
1.13%, 01/15/27(a)	EUR 700	728,609
1.63%, 04/11/25(a)	EUR 345	372,642
1.75%, 04/10/26(a)	EUR 637	678,107
3.75%, 10/04/27(a)	EUR 500	550,230
4.13%, 04/04/31(a)	EUR 300	330,112
4.88%, 10/02/29(a)	EUR 200	229,637
Regie Autonome des Transports Parisiens EPIC, 0.88%, 05/25/27(a)	EUR 400	415,021
RTE Reseau de Transport d'Electricite SADIR
0.00%, 09/09/27(a)	EUR 600	600,147
0.75%, 01/12/34(a)	EUR 800	690,881
1.13%, 09/09/49(a)	EUR 200	129,243
1.13%, 09/09/49(a)	EUR 200	129,243
1.63%, 11/27/25(a)	EUR 500	537,320
2.13%, 09/27/38(a)	EUR 200	182,207
3.50%, 12/07/31(a)	EUR 800	880,702
Schneider Electric SE, 3.00%, 09/03/30(a)	EUR 1,000	1,086,316
SCOR SE, 3.00%, 06/08/46, (10-year EUR Swap + 3.250%)(a)(b)	EUR 300	321,533
SNCF Reseau
0.75%, 05/25/36(a)	EUR 600	484,554
0.88%, 01/22/29(a)	EUR 300	299,530
1.00%, 11/09/31(a)	EUR 600	564,258
1.13%, 05/19/27(a)	EUR 400	417,296
1.13%, 05/25/30(a)	EUR 800	784,692
1.88%, 03/30/34(a)	EUR 300	287,440
2.25%, 12/20/47(a)	EUR 600	494,450
4.25%, 10/07/26(a)	EUR 500	558,981
4.83%, 03/25/60	GBP 160	184,920
5.25%, 12/07/28(a)	GBP 150	197,400
Societe Fonciere Lyonnaise SA, 1.50%, 06/05/27(a)	EUR 100	104,151
Societe Generale SA
0.13%, 02/24/26(a)	EUR 600	630,115
0.50%, 06/12/29, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 800	781,522
0.63%, 12/02/27, (3-mo. EURIBOR + 0.800%)(a)(b)	EUR 400	411,668
0.75%, 01/25/27(a)	EUR 900	928,605
0.88%, 07/01/26(a)	EUR 100	105,028
1.25%, 06/12/30(a)	EUR 700	669,499
2.13%, 09/27/28(a)	EUR 700	724,585
2.63%, 02/27/25(a)	EUR 500	542,286
4.00%, 11/16/27(a)	EUR 500	558,798
4.25%, 12/06/30, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 600	666,388
5.63%, 06/02/33(a)	EUR 300	349,160
5.75%, 01/22/32, (1-year GUK + 2.050%)(a)(b)	GBP 500	636,043
Security	Par (000)	Value
France (continued)
Societe Generale SFH SA
0.00%, 02/11/30(a)	EUR 500	$471,204
0.00%, 02/05/31(a)	EUR 100	91,407
0.50%, 01/30/25(a)	EUR 300	324,332
0.50%, 01/28/26(a)	EUR 1,400	1,484,640
0.75%, 10/18/27(a)	EUR 400	411,863
0.75%, 01/19/28(a)	EUR 500	512,139
1.38%, 05/05/28(a)	EUR 500	520,094
1.75%, 05/05/34(a)	EUR 300	294,526
3.13%, 02/24/32(a)	EUR 600	663,463
3.13%, 02/01/36(a)	EUR 250	276,373
Societe Nationale SNCF SACA, 1.50%, 02/02/29(a)	EUR 300	306,466
Sodexo SA
1.00%, 07/17/28(a)	EUR 400	404,878
2.50%, 06/24/26(a)	EUR 150	162,354
Sogecap SA
5.00%, 04/03/45, (3-mo. EURIBOR + 3.700%)(a)(b)	EUR 400	435,722
6.50%, 05/16/44, (3-mo. EURIBOR + 4.400%)(a)(b)	EUR 200	240,988
Suez SACA
1.88%, 05/24/27(a)	EUR 100	105,264
2.38%, 05/24/30(a)	EUR 400	410,076
2.88%, 05/24/34(a)	EUR 200	201,813
4.63%, 11/03/28(a)	EUR 200	227,888
5.00%, 11/03/32(a)	EUR 300	353,500
6.63%, 10/05/43(a)	GBP 200	273,093
TDF Infrastructure SASU
2.50%, 04/07/26(a)	EUR 200	215,860
4.13%, 10/23/31(a)	EUR 800	860,689
Technip Energies NV, 1.13%, 05/28/28(a)	EUR 300	301,953
Teleperformance SE
3.75%, 06/24/29(a)	EUR 300	323,737
5.25%, 11/22/28(a)	EUR 200	227,262
Terega SA, 4.00%, 09/17/34(a)	EUR 100	109,633
Terega SASU, 0.63%, 02/27/28(a)	EUR 200	199,034
Thales SA
0.25%, 01/29/27(a)	EUR 600	613,710
4.25%, 10/18/31(a)	EUR 600	685,362
Tikehau Capital SCA
2.25%, 10/14/26(a)	EUR 400	424,825
6.63%, 03/14/30(a)	EUR 300	363,244
TotalEnergies Capital International SA
0.75%, 07/12/28(a)	EUR 700	709,296
1.38%, 10/04/29(a)	EUR 300	303,900
1.41%, 09/03/31(a)	GBP 200	209,006
1.66%, 07/22/26(a)	GBP 400	489,310
1.99%, 04/08/32(a)	EUR 800	802,008
2.50%, 03/25/26(a)	EUR 500	541,655
TotalEnergies SE
1.63%, (5-year EUR Swap + 1.993%)(a)(b)(c)	EUR 500	508,523
2.00%, (5-year EUR Swap + 2.404%)(a)(b)(c)	EUR 600	582,490
3.25%, (5-year EUR Swap + 2.943%)(a)(b)(c)	EUR 300	289,613
3.37%, (5-year EUR Swap + 3.350%)(a)(b)(c)	EUR 340	367,986
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32(a)	EUR 700	623,100
1.38%, 12/04/31(a)	EUR 200	185,677
1.50%, 02/22/28(a)	EUR 450	467,117
1.75%, 02/27/34(a)	EUR 300	279,068
2.00%, 06/29/32(a)	EUR 400	384,793

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
2.25%, 05/14/38(a)	EUR 200	$176,834
2.50%, 06/04/26(a)	EUR 500	539,254
2.63%, 04/09/30(a)	EUR 100	106,524
2.88%, (5-year EUR Swap + 2.109%)(a)(b)(c)	EUR 200	213,199
3.88%, 09/11/34(a)	EUR 200	216,062
7.25%, (5-year EURIBOR ICE Swap + 3.995%)(a)(b)(c)	EUR 200	235,759
Veolia Environnement SA
1.25%, 05/19/28(a)	EUR 600	617,115
1.25%, 05/14/35(a)	EUR 300	262,017
1.50%, 11/30/26(a)	EUR 400	423,560
1.63%, (5-year EURIBOR ICE Swap + 2.151%)(a)(b)(c)	EUR 100	104,772
6.13%, 11/25/33	EUR 465	613,499
Vinci SA
1.63%, 01/18/29(a)	EUR 500	514,704
2.75%, 09/15/34(a)	GBP 200	212,604
2.75%, 09/15/34(a)	GBP 100	106,302
Wendel SE, 1.00%, 06/01/31(a)	EUR 300	280,538
Westfield America Management Ltd.
2.13%, 03/30/25(a)	GBP 200	254,382
2.63%, 03/30/29(a)	GBP 200	229,262
Worldline SA/France, 0.88%, 06/30/27(a)	EUR 300	290,027
		200,894,020
Georgia — 0.1%
Berlin Hyp AG, 2.75%, 05/07/27(a)	EUR 100	109,346
Commerzbank AG, 1.13%, 06/22/26(a)	EUR 300	317,683
E.ON SE
3.13%, 03/05/30(a)	EUR 800	872,943
3.88%, 09/05/38(a)	EUR 200	218,716
Investitionsbank Berlin, 2.25%, 09/28/29(a)	EUR 1,700	1,823,619
Kreditanstalt fuer Wiederaufbau, 2.50%, 10/15/31(a)	EUR 5,400	5,816,814
		9,159,121
Germany — 3.1%
Aareal Bank AG
0.00%, 08/03/26(a)	EUR 600	621,611
0.13%, 02/01/30(a)	EUR 900	847,142
0.75%, 04/18/28(a)	EUR 400	395,261
3.88%, 05/18/26(a)	EUR 350	386,770
adidas AG, 3.13%, 11/21/29(a)	EUR 200	219,156
Allianz Finance II BV
0.00%, 11/22/26(a)	EUR 200	205,951
0.50%, 01/14/31(a)	EUR 400	375,017
0.88%, 01/15/26(a)	EUR 500	532,560
1.38%, 04/21/31(a)	EUR 200	196,364
Series 62, 4.50%, 03/13/43(a)	GBP 300	350,520
Allianz SE
1.30%, 09/25/49, (3-mo. EURIBOR + 2.350%)(a)(b)	EUR 300	290,661
3.10%, 07/06/47, (3-mo. EURIBOR + 3.350%)(a)(b)	EUR 500	538,971
4.25%, 07/05/52, (3-mo. EURIBOR + 3.550%)(a)(b)	EUR 200	220,669
4.85%, 07/26/54, (3-mo. EURIBOR + 3.350%)(a)(b)	EUR 300	343,370
5.82%, 07/25/53, (3-mo. EURIBOR + 3.650%)(a)(b)	EUR 400	485,724
Amprion GmbH
3.45%, 09/22/27(a)	EUR 300	330,550
Security	Par (000)	Value
Germany (continued)
3.97%, 09/22/32(a)	EUR 600	$674,614
4.00%, 05/21/44(a)	EUR 200	221,571
Aroundtown Finance SARL, 7.13%, (5-year EURIBOR ICE Swap + 4.508%)(b)(c)	EUR 300	296,211
Aroundtown SA
0.00%, 07/16/26(a)	EUR 300	307,906
0.38%, 04/15/27(a)	EUR 200	200,536
1.45%, 07/09/28(a)	EUR 300	300,926
1.63%, 01/31/28(a)	EUR 200	202,740
1.63%, (5-year EUR Swap + 2.419%)(a)(b)(c)	EUR 100	87,189
3.63%, 04/10/31(a)	GBP 250	272,002
BASF SE
0.88%, 11/15/27(a)	EUR 650	669,031
0.88%, 10/06/31(a)	EUR 160	152,191
1.50%, 03/17/31(a)	EUR 500	491,047
3.75%, 06/29/32(a)	EUR 400	445,229
Bausparkasse Schwaebisch Hall AG
0.20%, 10/28/31	EUR 300	274,270
0.20%, 04/27/33(a)	EUR 600	525,237
Bayer AG
0.63%, 07/12/31(a)	EUR 400	355,181
1.00%, 01/12/36(a)	EUR 200	157,593
1.38%, 07/06/32(a)	EUR 600	545,373
4.00%, 08/26/26(a)	EUR 500	552,870
Bayer Capital Corp. BV
1.50%, 06/26/26(a)	EUR 600	637,261
2.13%, 12/15/29(a)	EUR 800	813,490
Bayerische Landesbank
0.05%, 04/30/31(a)	EUR 250	229,934
0.20%, 05/20/30(a)	EUR 450	428,894
0.75%, 01/20/26(a)	EUR 230	244,521
0.75%, 01/19/28(a)	EUR 650	667,505
1.38%, 11/22/32, (5-year EUR Swap + 1.400%)(a)(b)	EUR 800	798,619
2.50%, 06/28/32(a)	EUR 500	537,620
4.38%, 09/21/28(a)	EUR 300	340,772
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR 100	104,787
2.88%, 02/28/31(a)	EUR 980	1,083,476
Berlin Hyp AG
0.00%, 02/17/27(a)	EUR 600	616,160
0.13%, 01/18/30(a)	EUR 850	811,352
0.50%, 11/05/29(a)	EUR 500	478,018
1.75%, 05/10/32(a)	EUR 850	865,599
Bertelsmann SE & Co. KGaA, 3.50%, 05/29/29(a)	EUR 400	440,363
BMW Finance NV
0.00%, 01/11/26(a)	EUR 500	526,212
0.38%, 01/14/27(a)	EUR 500	515,276
0.75%, 07/13/26(a)	EUR 605	635,049
0.88%, 04/03/25(a)	EUR 431	464,443
0.88%, 01/14/32(a)	EUR 350	325,262
1.00%, 01/21/25(a)	EUR 50	54,122
1.13%, 01/10/28(a)	EUR 475	489,347
1.50%, 02/06/29(a)	EUR 912	936,613
BMW International Investment BV, 3.50%, 11/17/32(a)	EUR 200	219,497
BMW U.S. Capital LLC, 3.38%, 02/02/34(a)	EUR 300	322,371
Commerzbank AG
0.25%, 01/12/32(a)	EUR 50	45,714
0.50%, 06/09/26	EUR 670	704,963
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.63%, 08/24/27(a)	EUR 200	$206,204
0.88%, 01/22/27(a)	EUR 700	725,448
0.88%, 04/18/28(a)	EUR 650	667,536
1.25%, 01/09/34	EUR 150	142,770
1.50%, 08/28/28(a)	EUR 550	572,384
1.75%, 01/22/25(a)	GBP 300	383,688
2.25%, 09/01/32(a)	EUR 1,128	1,185,411
2.88%, 04/28/26(a)	EUR 400	437,547
3.00%, 03/13/34(a)	EUR 500	553,440
3.13%, 04/20/29(a)	EUR 800	887,485
4.00%, 03/23/26(a)	EUR 200	219,304
4.00%, 03/30/27(a)	EUR 100	110,663
4.00%, 12/05/30, (5-year EUR Swap + 4.350%)(a)(b)	EUR 100	108,934
4.00%, 07/16/32, (3-mo. EURIBOR + 1.250%)(a)(b)	EUR 300	329,086
4.88%, 10/16/34, (5-year EURIBOR ICE Swap + 2.150%)(a)(b)	EUR 100	111,572
6.50%, 12/06/32, (5-year EURIBOR ICE Swap + 4.300%)(a)(b)	EUR 200	232,487
6.75%, 10/05/33, (5-year EURIBOR ICE Swap + 3.700%)(a)(b)	EUR 100	118,402
8.63%, 02/28/33, (5-year GUK + 5.251%)(a)(b)	GBP 100	138,231
Commerzbank Ag Subordinated, 1.38%, 12/29/31, (5-year EUR Swap + 1.730%)(a)(b)	EUR 100	103,626
Continental AG, 2.50%, 08/27/26	EUR 450	483,956
Covestro AG, 0.88%, 02/03/26(a)	EUR 350	371,546
Daimler Truck Finance Canada Inc., 4.54%, 09/27/29	CAD 200	145,946
Daimler Truck International Finance BV, 1.63%, 04/06/27(a)	EUR 300	316,185
Daimler Trucks Finance Canada Inc., 2.46%, 12/15/26(a)	CAD 200	139,865
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR 500	516,252
Deutsche Apotheker-Und Aerztebank eG, 0.75%, 10/05/27	EUR 400	412,622
Deutsche Bahn Finance GmbH
3.38%, 01/29/38(a)	EUR 280	304,669
4.00%, 11/23/43(a)	EUR 370	428,863
Deutsche Bahn Finance GMBH
0.63%, 09/26/28(a)	EUR 300	303,688
0.63%, 12/08/50(a)	EUR 600	341,210
0.88%, 07/11/31(a)	EUR 870	833,460
1.00%, 12/17/27	EUR 700	726,064
1.13%, 12/18/28(a)	EUR 862	882,441
1.38%, 04/16/40(a)	EUR 550	449,032
2.75%, 03/19/29(a)	EUR 300	328,154
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR 100	95,315
0.25%, 08/31/28(a)	EUR 322	320,000
0.50%, 06/09/26	EUR 250	263,070
1.13%, 03/17/25(a)	EUR 200	215,907
1.38%, 02/17/32, (3-mo. EURIBOR + 1.500%)(a)(b)	EUR 400	376,701
1.63%, 01/20/27(a)	EUR 600	630,425
1.75%, 01/17/28(a)	EUR 500	519,696
1.75%, 11/19/30, (3-mo. EURIBOR + 2.050%)(a)(b)	EUR 800	790,529
2.63%, 02/12/26(a)	EUR 500	540,291
2.63%, 06/30/37(a)	EUR 700	742,003
Security	Par (000)	Value
Germany (continued)
3.13%, 05/19/33(a)	EUR 600	$670,104
3.25%, 05/24/28, (3-mo. EURIBOR + 1.930%)(a)(b)	EUR 600	650,495
4.00%, 06/24/32, (5-year EURIBOR ICE Swap + 3.300%)(a)(b)	EUR 500	542,684
5.63%, 05/19/31, (5-year EUR Swap + 6.000%)(a)(b)	EUR 300	333,333
6.13%, 12/12/30, (1-day SONIA + 2.621%)(a)(b)	GBP 400	523,892
Deutsche Boerse AG
0.13%, 02/22/31(a)	EUR 500	454,707
1.50%, 04/04/32(a)	EUR 500	486,163
1.63%, 10/08/25(a)	EUR 370	398,421
3.88%, 09/28/26(a)	EUR 100	110,627
Deutsche Kreditbank AG
0.00%, 11/07/29(a)	EUR 620	592,595
0.88%, 10/02/28(a)	EUR 500	509,728
1.63%, 05/05/32(a)	EUR 100	100,701
2.88%, 03/21/36(a)	EUR 200	217,204
Deutsche Lufthansa AG
3.75%, 02/11/28(a)	EUR 600	657,579
4.00%, 05/21/30(a)	EUR 300	335,126
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR 700	696,028
0.25%, 10/27/25(a)	EUR 600	626,234
0.63%, 08/30/27	EUR 600	613,888
3.00%, 01/25/27(a)	EUR 600	654,373
4.38%, 08/28/26(a)	EUR 200	217,755
Deutsche Post AG
1.00%, 05/20/32(a)	EUR 449	434,950
1.63%, 12/05/28(a)	EUR 300	313,734
2.88%, 12/11/24(a)	EUR 334	363,178
3.50%, 03/25/36(a)	EUR 200	218,074
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR 350	354,301
1.75%, 12/09/49(a)	EUR 444	345,972
Deutsche Telekom International Finance BV
0.63%, 12/13/24(a)	EUR 350	379,613
1.38%, 01/30/27(a)	EUR 600	634,473
1.50%, 04/03/28(a)	EUR 355	370,272
2.25%, 04/13/29(a)	GBP 289	337,865
4.50%, 10/28/30(a)	EUR 150	177,282
7.63%, 06/15/30	GBP 350	510,092
Deutsche Wohnen SE, 1.50%, 04/30/30(a)	EUR 200	195,306
DZ HYP AG
0.00%, 01/15/27(a)	EUR 500	514,232
0.00%, 10/27/28(a)	EUR 725	711,302
0.00%, 11/15/30(a)	EUR 800	742,450
0.05%, 12/06/24	EUR 100	108,475
0.10%, 08/31/26(a)	EUR 500	520,058
0.38%, 11/10/34(a)	EUR 425	364,138
0.50%, 11/13/25(a)	EUR 385	409,841
0.75%, 02/02/26(a)	EUR 700	743,818
0.75%, 06/30/27(a)	EUR 600	622,419
0.88%, 01/30/29(a)	EUR 1,000	1,011,521
0.88%, 01/18/30(a)	EUR 800	795,512
0.88%, 04/17/34(a)	EUR 250	228,775
E.ON International Finance BV
1.50%, 07/31/29(a)	EUR 786	801,107
1.63%, 05/30/26(a)	EUR 308	330,120
5.88%, 10/30/37(a)	GBP 250	326,845

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
6.13%, 07/06/39(a)	GBP 350	$466,092
6.25%, 06/03/30(a)	GBP 138	186,846
6.38%, 06/07/32	GBP 381	519,377
E.ON SE
0.25%, 10/24/26(a)	EUR 450	467,207
0.38%, 09/29/27(a)	EUR 500	511,078
0.75%, 02/20/28(a)	EUR 327	335,267
0.88%, 10/18/34(a)	EUR 192	166,696
1.63%, 05/22/29(a)	EUR 215	222,049
3.50%, 03/25/32(a)	EUR 400	441,079
3.75%, 03/01/29(a)	EUR 300	337,142
3.88%, 01/12/35(a)	EUR 300	336,483
4.13%, 03/25/44(a)	EUR 400	444,998
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79, (5-year EURIBOR ICE Swap + 1.725%)(a)(b)	EUR 800	821,251
EnBW International Finance BV
0.13%, 03/01/28(a)	EUR 200	200,915
0.50%, 03/01/33(a)	EUR 392	338,509
1.88%, 10/31/33(a)	EUR 86	83,476
6.13%, 07/07/39	EUR 580	788,892
Erste Abwicklungsanstalt, 3.13%, 06/22/26(a)	EUR 400	439,663
Eurogrid GmbH
1.11%, 05/15/32(a)	EUR 200	184,044
3.28%, 09/05/31(a)	EUR 400	432,527
3.92%, 02/01/34(a)	EUR 500	557,553
Evonik Industries AG, 0.75%, 09/07/28(a)	EUR 270	277,896
Fresenius Medical Care AG & Co. KGaA, 1.25%, 11/29/29(a)	EUR 300	296,727
Fresenius SE & Co. KGaA
0.75%, 01/15/28(a)	EUR 785	797,297
1.88%, 05/24/25(a)	EUR 300	324,320
2.88%, 02/15/29(a)	EUR 270	294,888
5.13%, 10/05/30(a)	EUR 550	649,113
Grand City Properties SA
1.38%, 08/03/26(a)	EUR 300	314,846
1.50%, 02/22/27(a)	EUR 100	103,759
1.50%, (5-year EUR Swap + 2.184%)(a)(b)(c)	EUR 300	288,620
Hamburg Commercial Bank AG
0.00%, 01/19/27(a)	EUR 200	204,449
2.00%, 07/20/27(a)	EUR 200	212,572
3.13%, 07/01/26(a)	EUR 200	218,487
3.38%, 02/01/28(a)	EUR 300	331,668
4.50%, 07/24/28(a)	EUR 200	220,528
Hamburger Sparkasse AG, 3.00%, 02/28/31(a)	EUR 600	662,904
Hannover Rueck SE
1.13%, 04/18/28(a)	EUR 300	309,944
1.38%, 06/30/42, (3-mo. EURIBOR + 2.330%)(a)(b)	EUR 200	182,547
1.75%, 10/08/40, (3-mo. EURIBOR + 3.000%)(a)(b)	EUR 400	390,467
Heidelberg Materials AG
1.50%, 02/07/25(a)	EUR 531	574,856
3.95%, 07/19/34(a)	EUR 400	440,704
Heidelberg Materials Finance Luxembourg SA
1.13%, 12/01/27(a)	EUR 320	330,466
1.50%, 06/14/27(a)	EUR 235	247,525
HOCHTIEF AG, 0.63%, 04/26/29(a)	EUR 350	340,474
HOWOGE Wohnungsbaugesellschaft mbH, 0.63%, 11/01/28(a)	EUR 800	784,228
Infineon Technologies AG, 1.63%, 06/24/29(a)	EUR 400	408,482
Security	Par (000)	Value
Germany (continued)
ING-DiBa AG
0.25%, 11/16/26(a)	EUR 700	$727,888
1.00%, 05/23/39(a)	EUR 300	251,991
1.25%, 10/09/33(a)	EUR 500	476,897
Investitionsbank Berlin
0.50%, 04/17/26	EUR 200	211,291
2.75%, 10/04/27(a)	EUR 400	438,670
3.13%, 03/01/33(a)	EUR 500	561,856
Series 214, 0.00%, 04/18/28(a)	EUR 200	200,049
K+S AG, 4.25%, 06/19/29(a)	EUR 100	110,132
Kreditanstalt fuer Wiederaufbau
0.00%, 06/15/26(a)	EUR 625	653,488
0.00%, 09/30/26(a)	EUR 1,700	1,765,643
0.00%, 03/31/27(a)	EUR 1,450	1,487,131
0.00%, 04/30/27(a)	EUR 1,000	1,023,929
0.00%, 05/05/27(a)	EUR 1,400	1,433,138
0.00%, 12/15/27(a)	EUR 1,050	1,057,594
0.00%, 09/15/28(a)	EUR 1,850	1,828,654
0.00%, 11/09/28(a)	EUR 1,595	1,568,557
0.00%, 06/15/29(a)	EUR 1,400	1,355,472
0.00%, 09/17/30(a)	EUR 2,700	2,524,967
0.00%, 01/10/31(a)	EUR 1,890	1,751,097
0.05%, 09/29/34(a)	EUR 1,010	841,131
0.13%, 12/30/26(a)	GBP 200	235,053
0.13%, 01/09/32(a)	EUR 2,370	2,156,426
0.38%, 03/09/26	EUR 1,370	1,449,873
0.38%, 05/20/36(a)	EUR 400	330,998
0.50%, 09/15/27	EUR 1,100	1,131,528
0.63%, 02/22/27	EUR 800	834,760
0.63%, 01/07/28	EUR 2,151	2,207,956
0.75%, 12/07/27(a)	GBP 500	576,614
0.75%, 06/28/28	EUR 1,465	1,497,509
0.88%, 09/15/26(a)	GBP 2,102	2,532,628
0.88%, 07/04/39(a)	EUR 1,120	926,920
1.13%, 09/15/32(a)	EUR 320	310,782
1.13%, 03/31/37(a)	EUR 1,550	1,386,561
1.13%, 06/15/37(a)	EUR 100	88,862
1.25%, 07/31/26(a)	GBP 400	486,862
1.25%, 06/30/27(a)	EUR 2,010	2,118,673
1.25%, 07/04/36(a)	EUR 440	403,559
1.38%, 12/15/25(a)	GBP 400	497,293
1.38%, 07/31/35(a)	EUR 370	349,127
2.00%, 02/15/27	AUD 200	124,884
2.00%, 11/15/29(a)	EUR 1,300	1,376,325
2.50%, 11/19/25(a)	EUR 800	870,631
2.63%, 04/26/29(a)	EUR 1,450	1,580,698
2.75%, 05/15/30(a)	EUR 1,213	1,330,272
2.75%, 02/14/33(a)	EUR 1,333	1,457,396
2.88%, 12/28/29(a)	EUR 750	826,677
2.88%, 06/07/33(a)	EUR 500	550,691
3.13%, 10/10/28(a)	EUR 500	555,489
3.13%, 06/07/30(a)	EUR 1,400	1,565,073
3.25%, 03/24/31(a)	EUR 1,100	1,240,583
3.75%, 07/30/27(a)	GBP 1,200	1,518,127
3.80%, 05/24/28	AUD 400	257,730
4.00%, 02/27/25(a)	AUD 500	328,478
4.13%, 02/18/26(a)	GBP 500	640,306
4.40%, 07/12/29	AUD 500	327,105
4.88%, 10/10/28(a)	GBP 300	392,640
6.00%, 12/07/28	GBP 449	612,227
Series EXC, 5.50%, Series EXC, 06/18/25	GBP 100	129,443
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Landesbank Baden-Wuerttemberg
0.00%, 06/17/26(a)	EUR 500	$522,303
0.00%, 09/18/28(a)	EUR 250	246,412
0.25%, 01/10/25(a)	EUR 400	432,772
0.38%, 01/14/26(a)	EUR 536	567,369
0.38%, 02/18/27(a)	EUR 800	816,741
0.38%, 02/21/31(a)	EUR 800	711,153
1.75%, 02/28/28(a)	EUR 869	921,696
3.00%, 02/16/34(a)	EUR 200	221,841
3.13%, 11/13/29(a)	EUR 200	222,885
Series 812, 0.00%, 07/16/27(a)	EUR 650	661,003
Landesbank Berlin AG, 4.13%, 11/21/28(a)	EUR 300	335,485
Landesbank Hessen-Thueringen Girozentrale
0.00%, 07/19/27(a)	EUR 500	508,107
0.50%, 09/25/25(a)	EUR 400	426,423
0.88%, 03/20/28(a)	EUR 1,000	1,026,677
2.88%, 02/06/34(a)	EUR 200	219,694
4.50%, 09/15/32, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR 600	653,620
Series H337, 0.00%, 09/26/29	EUR 700	669,989
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR 430	453,785
0.38%, 02/25/27(a)	EUR 400	414,735
0.63%, 12/15/25(a)	GBP 200	246,468
1.00%, 12/15/26(a)	GBP 100	119,565
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)	EUR 500	496,236
0.00%, 12/13/28(a)	EUR 400	392,778
0.00%, 11/27/29(a)	EUR 1,510	1,444,203
0.00%, 06/30/31(a)	EUR 720	658,325
0.00%, 11/26/40(a)	EUR 100	67,818
0.05%, 12/18/29(a)	EUR 500	478,791
0.05%, 01/31/31(a)	EUR 600	556,375
0.38%, 02/14/28(a)	EUR 450	457,358
0.50%, 02/28/29(a)	EUR 400	399,041
0.63%, 05/18/27(a)	EUR 200	207,751
0.63%, 10/31/36(a)	EUR 50	42,276
1.38%, 09/08/25(a)	GBP 200	250,758
2.60%, 03/23/27(a)	AUD 100	63,189
3.25%, 09/06/30(a)	EUR 1,100	1,237,040
3.25%, 09/26/33(a)	EUR 450	511,825
4.75%, 05/06/26(a)	AUD 200	132,294
Lanxess AG
1.00%, 10/07/26(a)	EUR 50	52,011
1.13%, 05/16/25(a)	EUR 225	242,104
1.75%, 03/22/28(a)	EUR 400	410,619
LEG Immobilien SE
0.88%, 11/28/27(a)	EUR 300	306,561
1.50%, 01/17/34(a)	EUR 500	442,473
Mercedes-Benz Finance Canada Inc., 5.14%, 06/29/26	CAD 400	293,550
Mercedes-Benz Group AG
0.75%, 02/08/30(a)	EUR 700	674,070
0.75%, 03/11/33(a)	EUR 750	665,203
1.00%, 11/15/27(a)	EUR 500	514,887
1.13%, 08/08/34(a)	EUR 355	315,285
1.50%, 07/03/29(a)	EUR 350	356,181
2.00%, 02/27/31(a)	EUR 310	316,242
2.38%, 05/22/30(a)	EUR 500	522,113
Security	Par (000)	Value
Germany (continued)
Mercedes-Benz International Finance BV
0.38%, 11/08/26(a)	EUR 825	$852,339
1.63%, 11/11/24(a)	GBP 200	257,695
2.00%, 08/22/26(a)	EUR 595	635,501
Merck Financial Services GmbH, 0.50%, 07/16/28(a)	EUR 300	299,646
Merck KGaA
1.63%, 09/09/80, (5-year EURIBOR ICE Swap + 1.998%)(a)(b)	EUR 300	315,515
2.88%, 06/25/79, (5-year EURIBOR ICE Swap + 2.938%)(a)(b)	EUR 100	105,376
Muenchener Hypothekenbank eG
0.00%, 10/19/39(a)	EUR 275	193,183
0.13%, 02/01/29(a)	EUR 300	294,350
0.13%, 09/05/35(a)	EUR 250	204,028
0.38%, 03/09/29(a)	EUR 300	283,949
0.50%, 03/14/25(a)	EUR 350	377,232
0.50%, 04/22/26	EUR 250	263,883
0.63%, 05/07/27(a)	EUR 700	726,521
1.00%, 04/18/39(a)	EUR 200	168,099
1.88%, 08/25/32(a)	EUR 1,000	1,025,512
2.50%, 07/04/28(a)	EUR 540	585,959
Series 1943, 0.25%, 05/02/36(a)	EUR 300	243,201
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42, (3-mo. EURIBOR + 2.100%)(a)(b)	EUR 500	445,356
1.25%, 05/26/41, (3-mo. EURIBOR + 2.550%)(a)(b)	EUR 400	373,256
3.25%, 05/26/49, (3-mo. EURIBOR + 3.400%)(a)(b)	EUR 100	106,739
4.25%, 05/26/44, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 200	219,558
Norddeutsche Landesbank-Girozentrale
0.25%, 10/28/26	EUR 687	714,541
0.75%, 01/18/28(a)	EUR 894	917,449
2.88%, 01/13/31(a)	EUR 1,000	1,094,870
NRW Bank
0.00%, 10/15/29	EUR 170	162,864
0.10%, 07/09/35	EUR 670	547,169
0.38%, 12/16/24(a)	GBP 400	513,070
0.38%, 11/17/26(a)	EUR 132	137,538
0.50%, 05/11/26(a)	EUR 50	52,720
0.50%, 06/17/41(a)	EUR 500	363,427
0.63%, 02/11/26	EUR 300	318,443
0.88%, 04/12/34	EUR 200	183,632
1.20%, 03/28/39	EUR 100	85,760
1.63%, 08/03/32(a)	EUR 500	504,308
2.63%, 02/06/29(a)	EUR 1,150	1,254,495
2.75%, 02/21/28(a)	EUR 1,630	1,786,381
3.00%, 05/31/30(a)	EUR 1,000	1,109,801
Roadster Finance DAC, 1.63%, 12/09/29(a)	EUR 100	108,536
Robert Bosch GmbH, 4.38%, 06/02/43(a)	EUR 600	689,028
RWE AG, 1.00%, 11/26/33(a)	EUR 400	348,584
Santander Consumer Bank AG, 0.05%, 02/14/30(a)	EUR 200	190,867
SAP SE
0.75%, 12/10/24(a)	EUR 500	542,467
1.00%, 04/01/25(a)	EUR 219	236,299
1.25%, 03/10/28(a)	EUR 400	414,855
1.63%, 03/10/31(a)	EUR 200	201,860

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
1.75%, 02/22/27(a)	EUR 102	$108,777
Sartorius Finance BV
4.38%, 09/14/29(a)	EUR 200	226,844
4.88%, 09/14/35(a)	EUR 400	465,754
Siemens Energy Finance BV, 4.25%, 04/05/29(a)	EUR 400	446,357
Siemens Financieringsmaatschappij NV
0.50%, 09/05/34(a)	EUR 250	213,365
1.00%, 02/20/25(a)	GBP 300	382,158
1.00%, 09/06/27(a)	EUR 240	250,327
1.00%, 02/25/30(a)	EUR 700	692,913
1.25%, 02/28/31(a)	EUR 275	272,791
1.25%, 02/25/35(a)	EUR 300	270,073
1.75%, 02/28/39(a)	EUR 750	666,542
2.88%, 03/10/28(a)	EUR 341	375,541
3.38%, 08/24/31(a)	EUR 400	445,003
3.38%, 02/22/37(a)	EUR 100	109,301
3.50%, 02/24/36(a)	EUR 100	111,139
3.63%, 02/24/43(a)	EUR 200	217,858
3.63%, 02/22/44(a)	EUR 100	108,974
Talanx AG, 2.25%, 12/05/47, (3-mo. EURIBOR + 2.450%)(a)(b)	EUR 300	311,755
Traton Finance Luxembourg SA
0.75%, 03/24/29(a)	EUR 600	579,859
3.75%, 03/27/30(a)	EUR 500	543,979
UniCredit Bank GmbH
0.00%, 11/19/27(a)	EUR 350	351,826
0.00%, 09/15/28(a)	EUR 850	835,543
0.00%, 06/24/30(a)	EUR 50	46,801
0.00%, 01/21/36(a)	EUR 350	276,316
0.25%, 01/15/32(a)	EUR 1,000	913,106
0.38%, 01/17/33(a)	EUR 100	89,896
0.50%, 05/04/26(a)	EUR 700	737,748
0.85%, 05/22/34(a)	EUR 780	707,981
3.00%, 05/17/27(a)	EUR 200	219,574
Vier Gas Transport GmbH, 4.63%, 09/26/32(a)	EUR 300	349,563
Volkswagen Bank GmbH, 2.50%, 07/31/26(a)	EUR 500	535,302
Volkswagen Financial Services AG
0.38%, 02/12/30(a)	EUR 550	504,572
2.25%, 10/16/26(a)	EUR 270	287,947
3.38%, 04/06/28(a)	EUR 300	327,337
Volkswagen Financial Services NV
1.38%, 09/14/28(a)	GBP 300	331,579
2.25%, 04/12/25(a)	GBP 150	190,686
Volkswagen International Finance NV
2.63%, 11/16/27(a)	EUR 400	426,778
3.30%, 03/22/33(a)	EUR 400	423,007
3.38%, 11/16/26(a)	GBP 500	618,223
3.50%, (15-year EUR Swap + 3.060%)(a)(b)(c)	EUR 550	535,445
3.75%, (5-year EUR Swap + 2.924%)(a)(b)(c)	EUR 500	520,711
3.88%, (9-year EUR Swap + 3.958%)(a)(b)(c)	EUR 400	404,643
4.13%, 11/16/38(a)	EUR 300	331,198
4.25%, 02/15/28(a)	EUR 400	445,232
4.25%, 03/29/29(a)	EUR 300	334,667
4.38%, (9-year EUR Swap + 3.360%)(a)(b)(c)	EUR 300	299,403
4.63%, (10-year EUR Swap + 3.982%)(a)(b)(c)	EUR 600	637,965
4.63%, (12-year EUR Swap + 2.967%)(a)(b)(c)	EUR 850	919,718
Series 10Y, 1.88%, 03/30/27(a)	EUR 700	736,203
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR 400	383,882
0.63%, 07/19/29(a)	EUR 550	520,698
1.38%, 01/20/25(a)	EUR 400	433,161
Security	Par (000)	Value
Germany (continued)
1.50%, 06/19/26(a)	EUR 550	$581,575
4.75%, 09/25/31(a)	EUR 450	514,371
Vonovia SE
0.63%, 10/07/27(a)	EUR 300	304,086
0.63%, 12/14/29(a)	EUR 500	473,909
1.00%, 07/09/30(a)	EUR 500	471,372
1.00%, 01/28/41(a)	EUR 500	341,724
1.13%, 09/14/34(a)	EUR 100	84,220
1.50%, 03/22/26(a)	EUR 300	318,841
1.50%, 06/10/26(a)	EUR 300	317,774
1.50%, 06/14/41(a)	EUR 100	73,498
1.63%, 10/07/39(a)	EUR 100	76,920
1.63%, 09/01/51(a)	EUR 200	128,612
1.75%, 01/25/27(a)	EUR 200	211,953
1.88%, 06/28/28(a)	EUR 600	622,911
2.38%, 03/25/32(a)	EUR 700	694,461
VW Credit Canada Inc., 5.86%, 11/15/27(a)	CAD 500	377,013
Wintershall Dea Finance BV, 1.33%, 09/25/28(a)	EUR 400	400,057
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR 200	205,449
Wuestenrot Bausparkasse AG, Series 20, 3.38%, Series 20, 11/28/28(a)	EUR 400	446,812
Wurth Finance International BV
0.75%, 11/22/27(a)	EUR 300	306,451
2.13%, 08/23/30(a)	EUR 200	208,727
		213,342,668
Greece — 0.0%
Eurobank SA, 4.00%, 09/24/30, (1-year EUR Swap + 1.800%)(a)(b)	EUR 200	218,693
National Bank of Greece SA, 4.50%, 01/29/29, (6-mo. EURIBOR + 1.812%)(a)(b)	EUR 200	223,337
		442,030
Hong Kong — 0.0%
Prudential Funding Asia PLC, 6.13%, 12/19/31(a)	GBP 250	330,669
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27(a)	EUR 300	306,381
MVM Energetika Zrt, 0.88%, 11/18/27(a)	EUR 200	198,566
OTP Bank Nyrt
4.25%, 10/16/30, (3-mo. EURIBOR + 1.950%)(a)(b)	EUR 600	651,319
4.75%, 06/12/28, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 350	388,060
		1,544,326
Iceland — 0.0%
Landsbankinn HF, 3.75%, 10/08/29(a)	EUR 600	648,284
Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR 300	277,556
Iran — 0.0%
Grenke Finance PLC, 5.75%, 07/06/29(a)	EUR 200	224,054
Kerry Group Financial Services Unltd Co., 3.75%, 09/05/36(a)	EUR 100	109,279
Kingspan Securities Ireland DAC, 3.50%, 10/31/31(a)	EUR 300	324,204
		657,537
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ireland — 0.1%
AIB Group PLC
0.50%, 11/17/27, (1-year EUR Swap + 0.750%)(a)(b)	EUR 400	$413,396
4.63%, 07/23/29, (1-year EUR Swap + 1.950%)(a)(b)	EUR 300	340,902
5.25%, 10/23/31, (1-year EUR Swap + 2.000%)(a)(b)	EUR 200	236,863
Bank of Ireland Group PLC
1.38%, 08/11/31, (5-year EUR Swap + 1.650%)(a)(b)	EUR 150	157,178
4.88%, 07/16/28, (1-year EUR Swap + 2.050%)(a)(b)	EUR 400	454,449
5.00%, 07/04/31, (1-year EURIBOR ICE Swap + 2.050%)(a)(b)	EUR 700	819,701
Bank Of Ireland Mortgage Bank Ulc, 0.63%, 03/14/25(a)	EUR 100	107,868
Dell Bank International DAC
0.50%, 10/27/26(a)	EUR 100	104,128
3.63%, 06/24/29(a)	EUR 200	220,330
ESB Finance DAC
1.75%, 02/07/29(a)	EUR 300	310,662
1.88%, 06/14/31(a)	EUR 900	899,523
2.13%, 11/05/33(a)	EUR 757	742,245
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP 100	117,632
Glencore Capital Finance DAC, 4.15%, 04/29/31(a)	EUR 300	335,930
Kerry Group Financial Services Unltd Co.
0.63%, 09/20/29(a)	EUR 300	292,943
0.88%, 12/01/31(a)	EUR 100	93,170
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26(a)	EUR 350	379,947
Smurfit Kappa Treasury ULC, 0.50%, 09/22/29(a)	EUR 300	286,664
		6,313,531
Italy — 0.8%
2i Rete Gas SpA, 4.38%, 06/06/33(a)	EUR 400	451,625
A2A SpA
1.00%, 07/16/29(a)	EUR 950	939,203
1.63%, 10/19/27(a)	EUR 500	525,935
ACEA SpA
0.25%, 07/28/30(a)	EUR 950	869,852
1.00%, 10/24/26(a)	EUR 550	576,346
1.75%, 05/23/28(a)	EUR 660	689,855
Aeroporti di Roma SpA
1.63%, 06/08/27(a)	EUR 250	262,945
1.75%, 07/30/31(a)	EUR 150	144,251
4.88%, 07/10/33(a)	EUR 100	115,873
AMCO - Asset Management Co. SpA
0.75%, 04/20/28(a)	EUR 250	248,530
1.38%, 01/27/25(a)	EUR 200	216,460
2.25%, 07/17/27(a)	EUR 750	792,992
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR 100	102,498
ASTM SpA
1.00%, 11/25/26(a)	EUR 400	416,901
2.38%, 11/25/33(a)	EUR 400	375,802
Autostrade per l'Italia SpA
1.63%, 01/25/28(a)	EUR 200	206,230
1.75%, 06/26/26(a)	EUR 200	213,378
1.75%, 02/01/27(a)	EUR 200	211,399
1.88%, 11/04/25(a)	EUR 350	376,613
Security	Par (000)	Value
Italy (continued)
1.88%, 09/26/29(a)	EUR 500	$505,596
2.00%, 12/04/28(a)	EUR 200	206,220
2.25%, 01/25/32(a)	EUR 413	401,926
4.63%, 02/28/36(a)	EUR 200	222,221
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR 300	314,393
3.50%, 04/23/29(a)	EUR 500	555,715
Banca Popolare di Sondrio SpA, 4.13%, 06/04/30, (1-year EUR Swap + 1.300%)(a)(b)	EUR 300	332,294
Banco BPM SpA
1.00%, 01/23/25(a)	EUR 200	216,465
3.25%, 05/28/31(a)	EUR 525	579,379
3.75%, 06/27/28(a)	EUR 300	335,033
3.88%, 09/18/26(a)	EUR 200	221,631
4.63%, 11/29/27(a)	EUR 500	565,173
4.88%, 01/17/30, (3-mo. EURIBOR + 2.350%)(a)(b)	EUR 200	227,149
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR 200	208,769
BPER Banca SpA
0.63%, 10/28/29(a)	EUR 400	398,196
4.25%, 02/20/30, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 300	336,459
Coca-Cola HBC Finance BV
0.63%, 11/21/29(a)	EUR 300	289,242
1.00%, 05/14/27(a)	EUR 100	103,709
Credit Agricole Italia SpA
0.25%, 01/17/28(a)	EUR 300	300,345
0.38%, 01/20/32(a)	EUR 400	363,012
1.00%, 03/25/27(a)	EUR 400	417,475
1.00%, 01/17/45(a)	EUR 200	143,635
1.13%, 03/21/25(a)	EUR 200	215,854
3.50%, 01/15/30(a)	EUR 200	223,406
3.50%, 07/15/33(a)	EUR 300	338,126
3.50%, 03/11/36(a)	EUR 400	448,330
Credito Emiliano SpA
3.25%, 04/18/29(a)	EUR 400	440,884
4.88%, 03/26/30, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 400	462,051
Enel Finance International NV
0.38%, 06/17/27(a)	EUR 900	919,868
0.75%, 06/17/30(a)(d)	EUR 700	664,242
1.13%, 10/17/34(a)	EUR 216	186,498
1.25%, 01/17/35(a)	EUR 300	261,258
1.38%, 06/01/26(a)	EUR 579	616,592
2.88%, 04/11/29(a)	GBP 300	352,518
3.88%, 01/23/35(a)	EUR 200	221,260
4.00%, 02/20/31(a)	EUR 400	451,546
4.50%, 02/20/43(a)	EUR 200	227,095
5.75%, 09/14/40(a)	GBP 330	418,664
Enel SpA
Series 6.5Y, 1.38%, (5-year EUR Swap + 1.719%)(a)(b)(c)	EUR 830	839,501
Series 9.5Y, 1.88%, Series 9.5Y, (5-year EUR Swap + 2.011%)(a)(b)(c)	EUR 400	376,905
Eni SpA
0.63%, 01/23/30(a)	EUR 400	382,492
1.13%, 09/19/28(a)	EUR 670	683,168
1.25%, 05/18/26(a)	EUR 200	212,057
1.63%, 05/17/28(a)	EUR 100	104,285
2.75%, (5-year EUR Swap + 2.771%)(a)(b)(c)	EUR 300	299,408

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
3.88%, 01/15/34(a)	EUR 200	$220,419
4.25%, 05/19/33(a)	EUR 400	454,375
Series NC5, 2.63%, (5-year EUR Swap + 3.167%)(a)(b)(c)	EUR 300	322,569
Series NC9, 3.38%, (5-year EUR Swap + 3.641%)(a)(b)(c)	EUR 449	469,109
ERG SpA
1.88%, 04/11/25(a)	EUR 100	108,142
4.13%, 07/03/30(a)	EUR 200	221,175
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR 775	772,673
1.13%, 07/09/26(a)	EUR 750	793,314
Generali
2.12%, 10/01/30(a)	EUR 600	606,249
4.16%, 01/03/35(a)	EUR 600	652,115
4.60%, (3-mo. EURIBOR + 4.500%)(a)(b)(c)	EUR 200	218,638
5.50%, 10/27/47, (3-mo. EURIBOR + 5.350%)(a)(b)	EUR 550	630,443
5.80%, 07/06/32(a)	EUR 400	486,250
Genertel SpA, 4.25%, 12/14/47, (3-mo. EURIBOR + 4.455%)(a)(b)	EUR 200	220,312
Hera SpA
0.25%, 12/03/30(a)	EUR 973	878,243
0.88%, 10/14/26(a)	EUR 600	627,007
2.50%, 05/25/29(a)	EUR 700	741,765
Iccrea Banca SpA
3.50%, 03/04/32(a)	EUR 200	223,029
3.50%, 06/05/34(a)	EUR 200	222,644
Intesa Sanpaolo SpA
0.63%, 02/24/26(a)	EUR 650	685,385
0.75%, 03/16/28(a)	EUR 800	807,083
1.00%, 09/25/25(a)	EUR 400	428,201
1.13%, 06/16/27(a)	EUR 800	834,153
1.13%, 10/04/27(a)	EUR 400	415,302
1.38%, 12/18/25(a)	EUR 100	107,130
1.75%, 07/04/29(a)	EUR 525	535,795
2.50%, 01/15/30(a)	GBP 400	449,245
3.25%, 02/10/26(a)	EUR 100	109,417
4.88%, 05/19/30(a)	EUR 450	524,855
5.13%, 08/29/31(a)	EUR 400	476,506
5.63%, 03/08/33(a)	EUR 319	390,321
Iren SpA
1.00%, 07/01/30(a)	EUR 600	585,449
1.50%, 10/24/27(a)	EUR 300	314,500
1.95%, 09/19/25(a)	EUR 100	107,930
Italgas SpA
0.88%, 04/24/30(a)	EUR 430	413,370
1.63%, 01/19/27(a)	EUR 600	635,089
Leasys SpA, 3.38%, 01/25/29(a)	EUR 1,200	1,293,435
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR 100	104,300
0.88%, 01/15/26(a)	EUR 300	317,979
1.13%, 04/23/25(a)	EUR 250	269,262
1.25%, 11/24/29(a)	EUR 600	599,737
1.63%, 01/07/25(a)	EUR 200	216,907
4.75%, 03/14/28, (3-mo. EURIBOR + 1.370%)(a)(b)	EUR 700	789,608
4.88%, 09/13/27, (3-mo. EURIBOR + 1.450%)(a)(b)	EUR 300	336,757
Series 4, 1.38%, 11/10/25(a)	EUR 300	321,524
Pirelli & C SpA, 3.88%, 07/02/29(a)	EUR 350	385,392
Security	Par (000)	Value
Italy (continued)
Poste Italiane SpA, 0.50%, 12/10/28(a)	EUR 300	$292,880
Snam SpA
0.00%, 12/07/28(a)	EUR 467	448,100
0.88%, 10/25/26(a)	EUR 461	481,958
1.25%, 06/20/34(a)	EUR 200	176,503
1.38%, 10/25/27(a)	EUR 110	114,556
3.88%, 02/19/34(a)	EUR 600	659,313
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30(a)	EUR 650	597,657
1.38%, 07/26/27(a)	EUR 700	732,879
3.88%, 07/24/33(a)	EUR 100	111,541
UniCredit SpA
0.33%, 01/19/26(a)	EUR 700	738,916
0.38%, 10/31/26(a)	EUR 400	415,978
0.85%, 01/19/31(a)	EUR 100	93,137
1.80%, 01/20/30(a)	EUR 500	504,198
3.50%, 07/31/30(a)	EUR 400	448,460
3.88%, 06/11/28, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR 200	220,997
4.00%, 03/05/34(a)	EUR 200	222,501
4.20%, 06/11/34(a)	EUR 200	220,395
4.30%, 01/23/31, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 300	337,143
4.45%, 02/16/29, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 400	450,375
4.60%, 02/14/30, (3-mo. EURIBOR + 1.500%)(a)(b)	EUR 300	343,146
5.85%, 11/15/27, (3-mo. EURIBOR + 2.850%)(a)(b)	EUR 650	744,140
		54,004,609
Japan — 0.2%
Asahi Group Holdings Ltd., 3.46%, 04/16/32(a)	EUR 400	436,266
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR 100	85,979
1.10%, 09/15/39(a)	EUR 300	235,949
1.16%, 09/15/28(a)	GBP 250	280,870
4.39%, 09/05/43(a)	EUR 300	355,938
4.50%, 01/25/36(a)	GBP 300	359,058
JT International Financial Services BV
1.00%, 11/26/29(a)	EUR 200	195,094
2.75%, 09/28/33(a)	GBP 200	210,986
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR 200	195,600
4.64%, 06/07/31, (3-mo. EURIBOR + 1.597%)(a)(b)	EUR 200	230,832
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR 459	437,555
0.80%, 04/15/30(a)	EUR 335	318,602
1.63%, 04/08/27(a)	EUR 750	788,661
2.10%, 04/08/32(a)	EUR 500	493,877
3.98%, 05/21/34(a)	EUR 400	443,800
Nissan Motor Co. Ltd., 3.20%, 09/17/28(a)	EUR 150	158,115
NTT Finance Corp.
0.08%, 12/13/25(a)	EUR 406	428,113
0.34%, 03/03/30(a)	EUR 500	469,279
0.40%, 12/13/28(a)	EUR 200	195,824
3.36%, 03/12/31(a)	EUR 200	218,316
ORIX Corp., 3.45%, 10/22/31(a)	EUR 700	751,899
Sumitomo Mitsui Banking Corp., 0.41%, 11/07/29(a)	EUR 250	238,736
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Sumitomo Mitsui Financial Group Inc.
0.63%, 10/23/29(a)	EUR 400	$383,663
1.41%, 06/14/27(a)	EUR 300	314,236
1.55%, 06/15/26(a)	EUR 247	262,916
3.32%, 10/07/31(a)	EUR 1,000	1,081,147
Sumitomo Mitsui Trust Bank Ltd., 0.00%, 10/15/27(a)	EUR 300	299,963
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27	EUR 100	102,825
1.00%, 07/09/29	EUR 700	694,136
1.38%, 07/09/32	EUR 200	188,277
2.00%, 07/09/40	EUR 200	171,482
3.00%, 11/21/30(a)	EUR 350	375,447
Toyota Motor Finance Netherlands BV, 4.00%, 04/02/27(a)	EUR 100	111,386
		11,514,827
Jersey — 0.0%
Gatwick Funding Ltd., 3.63%, 10/16/35(a)	EUR 300	322,559
Lithuania — 0.0%
Ignitis Grupe AB
2.00%, 07/14/27(a)	EUR 200	207,937
2.00%, 05/21/30(a)	EUR 200	194,630
		402,567
Luxembourg — 0.2%
ArcelorMittal SA, 1.75%, 11/19/25(a)	EUR 650	697,054
Aroundtown Finance SARL, 5.00%, (5-year EURIBOR ICE Swap + 2.349%)(b)(c)	EUR 100	88,652
Bevco Lux SARL, 1.50%, 09/16/27(a)	EUR 400	415,499
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/28(a)	EUR 200	198,886
1.75%, 03/12/29(a)	EUR 250	250,757
3.63%, 10/29/29(a)	EUR 200	215,763
4.88%, 04/29/32(a)	GBP 200	239,650
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
0.50%, 01/27/28(a)	EUR 200	197,986
0.90%, 10/12/29(a)	EUR 400	382,061
Czech Gas Networks Investments SARL, 0.45%, 09/08/29(a)	EUR 200	189,461
Eurofins Scientific SE, 4.00%, 07/06/29(a)	EUR 381	415,227
JAB Holdings BV
1.00%, 12/20/27(a)	EUR 500	511,047
2.25%, 12/19/39(a)	EUR 300	255,684
Series 11Y, 2.50%, 06/25/29(a)	EUR 600	635,736
Logicor Financing SARL
2.75%, 01/15/30(a)	GBP 250	275,561
3.25%, 11/13/28(a)	EUR 660	708,280
4.63%, 07/25/28(a)	EUR 800	895,116
Nestle Finance International Ltd.
2.63%, 10/28/30(a)	EUR 1,200	1,288,501
3.13%, 10/28/36(a)	EUR 500	536,598
P3 Group SARL
0.88%, 01/26/26(a)	EUR 350	369,436
4.00%, 04/19/32(a)	EUR 175	190,929
Prologis International Funding II SA
0.88%, 07/09/29(a)	EUR 300	290,147
3.13%, 06/01/31(a)	EUR 450	475,894
4.63%, 02/21/35(a)	EUR 300	346,721
Security	Par (000)	Value
Luxembourg (continued)
Repsol Europe Finance SARL, 3.63%, 09/05/34(a)	EUR 200	$215,596
SELP Finance SARL
0.88%, 05/27/29(a)	EUR 250	241,525
1.50%, 12/20/26(a)	EUR 250	262,887
SES SA
0.88%, 11/04/27(a)	EUR 200	199,806
2.00%, 07/02/28(a)	EUR 200	202,323
Shurgard Luxembourg SARL, 3.63%, 10/22/34(a)	EUR 200	213,932
		11,406,715
Mexico — 0.0%
America Movil SAB de CV
2.13%, 03/10/28	EUR 300	318,677
4.95%, 07/22/33	GBP 200	250,857
5.75%, 06/28/30	GBP 520	689,136
		1,258,670
Netherlands — 1.1%
ABB Finance BV, 3.38%, 01/15/34(a)	EUR 300	331,640
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR 200	169,614
0.40%, 09/17/41(a)	EUR 400	281,255
0.50%, 04/15/26(a)	EUR 400	421,614
0.60%, 01/15/27(a)	EUR 600	619,737
0.63%, 01/24/37(a)	EUR 400	330,717
0.88%, 01/14/26(a)	EUR 400	426,508
1.00%, 04/13/31(a)	EUR 900	881,551
1.00%, 06/02/33(a)	EUR 400	361,014
1.13%, 01/12/32(a)	EUR 300	292,057
1.13%, 04/23/39(a)	EUR 200	168,492
1.25%, 01/10/33(a)	EUR 200	193,299
1.38%, 01/12/37(a)	EUR 500	456,137
1.45%, 04/12/38(a)	EUR 500	449,526
3.00%, 06/01/32(a)	EUR 200	211,101
3.38%, 08/15/31(a)	CHF 200	270,852
3.88%, 12/21/26(a)	EUR 400	444,914
4.00%, 01/16/28(a)	EUR 200	223,315
4.25%, 02/21/30(a)	EUR 600	680,026
4.38%, 07/16/36, (5-year EURIBOR ICE Swap + 1.630%)(a)(b)	EUR 200	220,080
4.50%, 11/21/34(a)	EUR 400	467,972
5.50%, 09/21/33, (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR 300	344,212
Achmea Bank NV
0.50%, 02/20/26(a)	EUR 300	317,313
3.00%, 02/07/34(a)	EUR 200	219,391
3.13%, 06/11/36(a)	EUR 200	220,116
Achmea BV
1.50%, 05/26/27(a)	EUR 334	351,971
5.63%, 11/02/44, (5-year EURIBOR ICE Swap + 3.850%)(a)(b)	EUR 200	226,960
Aegon Ltd., 6.13%, 12/15/31	GBP 50	67,150
Akzo Nobel NV
1.13%, 04/08/26(a)	EUR 200	211,928
2.00%, 03/28/32(a)	EUR 500	492,073
Alliander NV
2.63%, 09/09/27(a)	EUR 700	758,071
3.25%, 06/13/28(a)	EUR 750	825,263
ASML Holding NV
0.63%, 05/07/29(a)	EUR 340	335,119

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
1.38%, 07/07/26(a)	EUR 550	$584,428
ASR Nederland NV, 7.00%, 12/07/43, (5-year EUR Swap + 5.300%)(a)(b)	EUR 200	252,386
BNG Bank NV
0.00%, 08/31/28(a)	EUR 400	395,763
0.00%, 01/20/31(a)	EUR 500	461,262
0.13%, 04/11/26(a)	EUR 500	526,025
0.13%, 04/19/33(a)	EUR 900	786,701
0.13%, 07/09/35(a)	EUR 600	488,850
0.25%, 01/12/32(a)	EUR 800	731,572
0.25%, 11/22/36(a)	EUR 500	397,630
0.63%, 06/19/27(a)	EUR 1,750	1,816,378
0.75%, 01/11/28(a)	EUR 250	257,632
0.75%, 01/24/29(a)	EUR 390	393,903
0.81%, 06/28/49(a)	EUR 400	261,918
0.88%, 10/17/35(a)	EUR 800	708,170
0.88%, 10/24/36(a)	EUR 446	384,612
1.00%, 01/12/26(a)	EUR 200	213,654
1.38%, 10/21/30(a)	EUR 200	202,252
1.50%, 07/15/39(a)	EUR 284	252,183
1.60%, 11/27/30(a)	AUD 310	169,035
3.00%, 04/23/30(a)	EUR 400	443,460
3.25%, 07/15/25(a)	AUD 200	130,435
3.30%, 07/17/28(a)	AUD 900	566,940
Brenntag Finance BV, 3.88%, 04/24/32(a)	EUR 300	328,528
Cooperatieve Rabobank UA
0.00%, 07/02/30(a)	EUR 1,000	937,072
0.63%, 04/26/26(a)	EUR 200	211,641
0.63%, 02/25/33(a)	EUR 400	349,645
0.75%, 03/02/32(a)	EUR 600	567,515
0.75%, 06/21/39(a)	EUR 200	159,615
0.88%, 02/08/28(a)	EUR 700	722,685
0.88%, 02/01/29(a)	EUR 600	608,190
1.25%, 03/23/26(a)	EUR 820	873,915
1.25%, 05/31/32(a)	EUR 500	488,051
1.38%, 02/03/27(a)	EUR 610	653,243
1.50%, 04/26/38(a)	EUR 300	271,636
3.11%, 06/07/33(a)	EUR 400	444,263
3.20%, 05/06/36(a)	EUR 600	668,790
3.88%, 11/30/32, (5-year EUR Swap + 1.950%)(a)(b)	EUR 100	109,652
4.00%, 01/10/30(a)	EUR 400	451,147
4.23%, 04/25/29, (3-mo. EURIBOR + 1.150%)(a)(b)	EUR 1,000	1,125,075
5.25%, 09/14/27(a)	GBP 500	641,770
5.25%, 05/23/41	GBP 350	445,644
5.38%, 08/03/60(a)	GBP 100	129,419
Cooperatieve Rabobank UA/Australia, 5.05%, 02/26/29	AUD 500	330,567
CTP NV
0.88%, 01/20/26(a)	EUR 400	422,280
1.25%, 06/21/29(a)	EUR 350	342,445
4.75%, 02/05/30(a)	EUR 200	225,474
de Volksbank NV
0.38%, 09/16/41(a)	EUR 200	139,570
1.00%, 03/08/28(a)	EUR 200	206,445
2.38%, 05/04/27, (3-mo. EURIBOR + 1.200%)(a)(b)	EUR 300	321,876
3.00%, 03/26/31(a)	EUR 300	331,209
DSM BV
1.00%, 04/09/25(a)	EUR 470	506,983
Security	Par (000)	Value
Netherlands (continued)
3.63%, 07/02/34(a)	EUR 200	$220,300
Enexis Holding NV, 0.75%, 07/02/31(a)	EUR 725	679,207
Euronext NV, 0.75%, 05/17/31(a)	EUR 400	372,782
EXOR NV
0.88%, 01/19/31(a)	EUR 200	187,714
1.75%, 01/18/28(a)	EUR 200	210,185
Heineken NV
1.00%, 05/04/26(a)	EUR 370	391,695
1.25%, 03/17/27(a)	EUR 350	367,146
1.75%, 05/07/40(a)	EUR 300	254,064
2.25%, 03/30/30(a)	EUR 550	575,373
4.13%, 03/23/35(a)	EUR 400	459,467
ING Bank NV
0.75%, 02/18/29(a)	EUR 1,400	1,406,974
0.88%, 04/11/28(a)	EUR 700	718,422
1.00%, 02/17/37(a)	EUR 300	260,204
2.75%, 01/10/32(a)	EUR 100	108,839
3.00%, 02/15/33(a)	EUR 600	662,093
3.00%, 05/21/34(a)	EUR 200	220,668
ING Groep NV
0.25%, 02/18/29, (3-mo. EURIBOR + 0.680%)(a)(b)	EUR 600	590,532
0.25%, 02/01/30, (3-mo. EURIBOR + 0.700%)(a)(b)	EUR 600	573,381
1.00%, 11/16/32, (5-year EUR Swap + 1.150%)(a)(b)	EUR 600	604,956
1.13%, 12/07/28, (1-day SONIA + 0.905%)(a)(b)	GBP 400	458,112
1.25%, 02/16/27, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR 800	849,959
2.00%, 09/20/28(a)	EUR 300	312,835
2.13%, 05/26/31, (5-year EUR Swap + 2.400%)(a)(b)	EUR 300	320,008
2.50%, 11/15/30(a)	EUR 600	624,900
3.75%, 09/03/35, (3-mo. EURIBOR + 1.300%)(a)(b)	EUR 400	434,936
4.00%, 02/12/35, (3-mo. EURIBOR + 1.779%)(a)(b)	EUR 700	781,848
4.50%, 05/23/29, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 500	564,959
5.00%, 02/20/35, (5-year EURIBOR ICE Swap + 2.200%)(a)(b)	EUR 400	454,746
JDE Peet's NV, 1.13%, 06/16/33(a)	EUR 449	396,367
JT International Financial Services BV, 3.63%, 04/11/34(a)	EUR 400	430,617
Knab NV, 0.38%, 06/09/36(a)	EUR 200	163,104
Koninklijke Ahold Delhaize NV
0.38%, 03/18/30(a)	EUR 100	94,849
1.75%, 04/02/27(a)	EUR 350	371,303
3.88%, 03/11/36(a)	EUR 300	332,830
Koninklijke KPN NV
0.88%, 11/15/33(a)	EUR 500	437,606
3.88%, 02/16/36(a)	EUR 200	221,679
5.00%, 11/18/26(a)	GBP 300	387,018
5.75%, 09/17/29(a)	GBP 195	257,185
Koninklijke Philips NV
1.88%, 05/05/27(a)	EUR 400	423,326
2.00%, 03/30/30(a)	EUR 300	306,788
2.13%, 11/05/29(a)	EUR 200	207,292
3.75%, 05/31/32(a)	EUR 200	220,555
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
Louis Dreyfus Co. Finance BV
1.63%, 04/28/28(a)	EUR 100	$102,902
2.38%, 11/27/25(a)	EUR 600	648,928
Nationale-Nederlanden Bank NV Netherlands (The)
0.05%, 09/24/35(a)	EUR 300	239,071
0.63%, 09/11/25(a)	EUR 600	640,500
1.00%, 09/25/28(a)	EUR 300	305,978
Nederlandse Gasunie NV
1.38%, 10/16/28(a)	EUR 750	776,449
3.88%, 05/22/33(a)	EUR 420	476,106
Nederlandse Waterschapsbank NV
0.25%, 01/19/32(a)	EUR 500	457,409
0.50%, 04/29/30(a)	EUR 500	485,270
0.63%, 02/06/29(a)	EUR 200	200,393
1.00%, 03/01/28(a)	EUR 600	620,479
1.25%, 06/07/32(a)	EUR 100	97,935
1.50%, 06/15/39(a)	EUR 200	178,475
1.63%, 01/29/48(a)	EUR 200	164,387
3.45%, 07/17/28(a)	AUD 300	189,936
NIBC Bank NV
0.13%, 11/25/30(a)	EUR 400	370,594
0.13%, 04/21/31(a)	EUR 100	91,537
1.00%, 09/11/28(a)	EUR 200	203,798
6.38%, 12/01/25(a)	EUR 200	224,583
NN Group NV
4.63%, 01/13/48, (3-mo. EURIBOR + 4.950%)(a)(b)	EUR 300	334,963
5.25%, 03/01/43, (3-mo. EURIBOR + 4.200%)(a)(b)	EUR 377	436,188
6.00%, 11/03/43, (3-mo. EURIBOR + 4.000%)(a)(b)	EUR 100	120,513
Pluxee NV, 3.75%, 09/04/32(a)	EUR 300	323,780
PostNL NV
0.63%, 09/23/26	EUR 200	207,681
4.75%, 06/12/31(a)	EUR 100	112,243
Royal Schiphol Group NV
0.88%, 09/08/32(a)	EUR 250	226,067
1.50%, 11/05/30(a)	EUR 700	692,283
2.00%, 04/06/29(a)	EUR 650	675,968
Sandoz Finance BV, 4.50%, 11/17/33(a)	EUR 500	577,963
Shell International Finance BV
0.13%, 11/08/27(a)	EUR 599	601,662
0.88%, 08/21/28(a)	CHF 125	145,184
0.88%, 11/08/39(a)	EUR 400	294,634
1.25%, 05/12/28(a)	EUR 420	432,736
1.25%, 11/11/32(a)	EUR 300	278,727
1.88%, 04/07/32(a)	EUR 360	354,033
Siemens Financieringsmaatschappij NV
3.00%, 11/22/28(a)	EUR 400	439,003
3.13%, 05/22/32(a)	EUR 300	329,267
Stedin Holding NV, 1.38%, 09/19/28(a)	EUR 600	614,661
TenneT Holding BV
0.88%, 06/16/35(a)	EUR 650	551,070
1.00%, 06/13/26(a)	EUR 400	421,255
1.38%, 06/26/29(a)	EUR 650	659,446
1.50%, 06/03/39(a)	EUR 594	498,484
2.00%, 06/05/34(a)	EUR 800	765,657
2.75%, 05/17/42(a)	EUR 600	568,039
4.50%, 10/28/34(a)	EUR 400	466,162
Universal Music Group NV, 4.00%, 06/13/31(a)	EUR 400	451,882
Security	Par (000)	Value
Netherlands (continued)
Van Lanschot Kempen NV, 0.88%, 02/15/27(a)	EUR 200	$208,807
Vesteda Finance BV, 2.00%, 07/10/26(a)	EUR 450	480,714
Viterra Finance BV, 1.00%, 09/24/28(a)	EUR 300	300,280
Wolters Kluwer NV
0.75%, 07/03/30(a)	EUR 250	239,365
1.50%, 03/22/27(a)	EUR 350	368,616
		73,279,409
New Zealand — 0.0%
ANZ New Zealand International Ltd./London, 0.38%, 09/17/29(a)	EUR 200	193,051
ASB Bank Ltd.
3.19%, 04/16/29(a)	EUR 500	543,364
4.50%, 03/16/27(a)	EUR 550	619,949
Bank of New Zealand
0.00%, 06/15/28(a)	EUR 400	393,420
3.66%, 07/17/29(a)	EUR 200	221,254
Westpac Securities NZ Ltd./London
0.00%, 06/08/28(a)	EUR 200	196,878
0.43%, 12/14/26(a)	EUR 650	672,285
		2,840,201
Niger — 0.1%
Adecco International Financial Services BV, 3.40%, 10/08/32(a)	EUR 300	320,794
ASML Holding NV, 0.63%, 05/07/29(a)	EUR 205	202,057
BMW International Investment BV, 3.38%, 08/27/34(a)	EUR 200	214,816
Deutsche Telekom International Finance BV, 4.50%, 10/28/30(a)	EUR 50	59,094
DSV Finance BV, 3.38%, 11/06/34(a)	EUR 350	378,397
EXOR NV, 3.75%, 02/14/33(a)	EUR 300	327,990
ING Groep NV, 3.50%, 09/03/30, (3-mo. EURIBOR + 1.393%)(a)(b)	EUR 900	980,635
Swisscom Finance BV, 3.25%, 09/05/34(a)	EUR 200	216,639
Unilever Finance Netherlands BV, 1.75%, 03/25/30(a)	EUR 150	154,348
Wintershall Dea Finance BV
3.83%, 10/03/29(a)	EUR 700	758,432
4.36%, 10/03/32(a)	EUR 400	432,890
		4,046,092
Norway — 0.3%
Aker BP ASA, 4.00%, 05/29/32(a)	EUR 200	218,305
DNB Bank ASA
0.38%, 01/18/28, (3-mo. EURIBOR + 0.320%)(a)(b)	EUR 600	618,181
2.63%, 06/10/26, (1-year UK Government Bond + 1.350%)(a)(b)	GBP 550	698,168
3.63%, 02/16/27, (3-mo. EURIBOR + 0.630%)(a)(b)	EUR 639	700,121
4.00%, 03/14/29, (3-mo. EURIBOR + 0.650%)(a)(b)	EUR 250	280,613
4.50%, 07/19/28, (3-mo. EURIBOR + 1.000%)(a)(b)	EUR 500	564,343
4.63%, 02/28/33, (5-year EUR Swap + 2.000%)(a)(b)	EUR 250	279,914
DNB Boligkreditt AS
0.00%, 10/08/27(a)	EUR 200	202,048
0.00%, 05/12/28(a)	EUR 500	496,916
0.25%, 09/07/26(a)	EUR 400	417,148
0.38%, 11/20/24(a)	EUR 100	108,630
0.63%, 01/14/26(a)	EUR 400	424,897

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Norway (continued)
2.88%, 03/12/29(a)	EUR 500	$549,303
3.13%, 06/05/31(a)	EUR 300	333,720
Eika Boligkreditt AS
0.00%, 03/12/27	EUR 200	204,944
0.00%, 03/23/28(a)	EUR 500	498,651
2.88%, 03/19/29(a)	EUR 300	329,085
Equinor ASA
0.75%, 05/22/26(a)	EUR 450	474,252
1.38%, 05/22/32(a)	EUR 600	574,390
1.63%, 11/09/36(a)	EUR 200	180,190
4.25%, 04/10/41(a)	GBP 390	440,994
6.88%, 03/11/31(a)	GBP 500	712,301
Santander Consumer Bank AS, 0.13%, 02/25/25(a)	EUR 300	323,113
SpareBank 1 Boligkreditt A/S
0.05%, 11/03/28(a)	EUR 700	688,327
0.13%, 05/14/26(a)	EUR 200	209,779
0.13%, 11/05/29(a)	EUR 300	287,675
0.13%, 05/12/31(a)	EUR 450	412,444
0.25%, 08/30/26(a)	EUR 200	208,769
0.50%, 01/30/25(a)	EUR 350	378,331
1.00%, 01/30/29(a)	EUR 800	813,655
3.00%, 05/15/34(a)	EUR 200	219,483
SpareBank 1 SMN, 0.00%, 02/18/28(a)	EUR 400	395,482
SpareBank 1 Sor-Norge ASA
0.38%, 07/15/27, (3-mo. EURIBOR + 0.750%)(a)(b)	EUR 400	415,106
3.75%, 11/23/27(a)	EUR 200	221,838
4.88%, 08/24/28(a)	EUR 300	344,247
Sparebanken Soer Boligkreditt A/S, 0.50%, 02/06/26(a)	EUR 200	211,921
Sparebanken Vest Boligkreditt A/S
0.00%, 11/24/25(a)	EUR 500	529,100
0.50%, 02/12/26(a)	EUR 400	423,807
2.50%, 09/22/27(a)	EUR 200	216,991
3.00%, 07/31/29(a)	EUR 500	551,664
SR-Boligkreditt AS
0.00%, 10/08/26	EUR 200	207,317
0.00%, 09/08/28(a)	EUR 350	344,316
0.75%, 10/17/25(a)	EUR 300	320,570
1.63%, 03/15/28(a)	EUR 500	526,856
Statkraft AS, 1.50%, 03/26/30(a)	EUR 800	802,588
Storebrand Livsforsikring AS, 1.88%, 09/30/51, (6-mo. EURIBOR + 2.950%)(a)(b)	EUR 100	92,613
Telenor ASA
0.25%, 02/14/28(a)	EUR 750	749,172
0.88%, 02/14/35(a)	EUR 596	512,940
4.00%, 10/03/30(a)	EUR 650	739,778
		20,454,996
Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50%, 06/18/29, (3-mo. EURIBOR + 1.550%)(a)(b)	EUR 300	333,349
Portugal — 0.1%
Banco Comercial Portugues SA, 3.13%, 10/21/29, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR 600	648,166
Banco Santander Totta SA
1.25%, 09/26/27(a)	EUR 300	313,267
3.25%, 02/15/31(a)	EUR 800	887,558
3.38%, 04/19/28(a)	EUR 200	221,406
Security	Par (000)	Value
Portugal (continued)
Caixa Geral de Depositos SA, 0.38%, 09/21/27, (1-year EUR Swap + 0.700%)(a)(b)	EUR 400	$413,050
EDP Finance BV
0.38%, 09/16/26(a)	EUR 602	623,415
0.38%, 09/16/26(a)	EUR 150	155,336
1.88%, 10/13/25(a)	EUR 200	215,544
1.88%, 09/21/29(a)	EUR 300	308,585
EDP Servicios Financieros Espana SA
4.38%, 04/04/32(a)	EUR 300	345,093
4.38%, 04/04/32(a)	EUR 200	230,062
Fidelidade - Cia. de Seguros SA/Portugal, 4.25%, 09/04/31, (5-year EUR Swap + 4.488%)(a)(b)	EUR 300	322,495
Ren Finance BV
0.50%, 04/16/29(a)	EUR 200	193,810
1.75%, 01/18/28(a)	EUR 100	104,372
		4,982,159
Romania — 0.0%
NE Property BV, 3.38%, 07/14/27(a)	EUR 225	243,019
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.75%, 10/07/29(a)	EUR 200	219,262
		462,281
Samoa — 0.0%
CA Immobilien Anlagen AG, 4.25%, 04/30/30(a)	EUR 300	324,204
Erste Group Bank AG, 4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.700%)(a)(b)	EUR 1,100	1,187,730
OMV AG, 3.75%, 09/04/36(a)	EUR 100	108,062
Volksbank Wien AG, 5.50%, 12/04/35, (5-year EURIBOR ICE Swap + 3.050%)(a)(b)	EUR 300	327,606
		1,947,602
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.63%, 06/11/39(a)	GBP 300	382,880
Singapore — 0.0%
Temasek Financial I Ltd.
0.50%, 11/20/31(a)	EUR 600	545,440
3.50%, 02/15/33(a)	EUR 400	444,679
United Overseas Bank Ltd.
0.00%, 12/01/27(a)	EUR 325	324,910
0.50%, 01/16/25(a)	EUR 230	248,843
		1,563,872
Slovakia — 0.0%
Slovenska Sporitelna AS, 0.13%, 06/12/26(a)	EUR 200	208,167
Tatra Banka A/S, 4.97%, 04/29/30, (3-mo. EURIBOR + 2.100%)(a)(b)	EUR 400	450,820
Vseobecna Uverova Banka AS
3.25%, 03/20/31(a)	EUR 200	220,259
3.50%, 10/13/26(a)	EUR 300	330,034
		1,209,280
Slovenia — 0.0%
Maybank Singapore Ltd., 3.44%, 06/07/27(a)	EUR 300	332,978
Standard Chartered Bank Singapore Ltd., 3.32%, 05/28/27(a)	EUR 350	386,939
		719,917
South Africa — 0.0%
Anglo American Capital PLC, 4.75%, 09/21/32(a)	EUR 500	579,176
Spain — 0.7%
Abanca Corp. Bancaria SA, 5.88%, 04/02/30, (1-year EUR Swap + 2.600%)(a)(b)	EUR 500	593,743
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR 300	$312,455
1.25%, 02/07/28(a)	EUR 300	306,150
1.38%, 05/20/26(a)	EUR 400	424,690
1.63%, 07/15/29(a)	EUR 300	302,992
1.88%, 03/26/32(a)	EUR 100	97,373
2.25%, 03/29/29(a)	EUR 400	417,379
2.38%, 09/27/27(a)	EUR 200	212,778
3.00%, 03/27/31(a)	EUR 200	212,392
Acciona Energia Financiacion Filiales SA, 5.13%, 04/23/31(a)	EUR 500	578,528
Aena SME SA, 4.25%, 10/13/30(a)	EUR 300	342,228
Amadeus IT Group SA, 3.50%, 03/21/29(a)	EUR 500	551,217
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR 600	621,152
0.88%, 11/22/26(a)	EUR 600	630,376
0.88%, 01/14/29, (3-mo. EURIBOR + 0.820%)(a)(b)	EUR 600	608,224
1.75%, 11/26/25(a)	EUR 700	753,073
3.50%, 02/10/27(a)	EUR 600	658,345
3.63%, 06/07/30(a)	EUR 500	554,890
3.88%, 01/15/34(a)	EUR 300	336,222
4.88%, 02/08/36, (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR 500	561,545
Banco de Sabadell SA
0.13%, 02/10/28(a)	EUR 400	399,299
1.00%, 04/26/27(a)	EUR 400	417,215
3.25%, 06/05/34(a)	EUR 500	556,779
4.00%, 01/15/30, (1-year EUR Swap + 1.600%)(a)(b)	EUR 600	670,946
5.00%, 06/07/29, (1-year EUR Swap + 2.000%)(a)(b)	EUR 200	230,510
Banco Santander SA
0.10%, 02/27/32	EUR 400	355,134
0.13%, 06/04/30(a)	EUR 500	467,308
0.25%, 07/10/29(a)	EUR 200	193,498
0.30%, 10/04/26(a)	EUR 800	828,900
0.50%, 03/24/27, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR 600	630,051
0.63%, 06/24/29, (1-year EUR Swap + 0.780%)(a)(b)	EUR 800	795,602
0.88%, 05/09/31(a)	EUR 600	575,230
1.13%, 11/27/24(a)	EUR 200	217,277
1.13%, 10/25/28(a)	EUR 500	510,634
1.50%, 01/25/26(a)	EUR 400	428,829
1.63%, 10/22/30(a)	EUR 600	582,790
2.00%, 11/27/34(a)	EUR 100	99,707
2.13%, 02/08/28(a)	EUR 900	944,098
2.38%, 09/08/27(a)	EUR 500	539,820
3.75%, 01/09/34(a)	EUR 600	666,079
3.88%, 01/16/28(a)	EUR 500	557,064
3.88%, 04/22/29(a)	EUR 300	332,928
4.25%, 06/12/30(a)	EUR 400	457,695
4.75%, 08/30/28, (1-year UK Government Bond + 2.500%)(a)(b)	GBP 600	766,485
4.88%, 10/18/31(a)	EUR 300	351,806
5.50%, 06/11/29(a)	GBP 500	647,597
Bankinter SA
0.63%, 10/06/27(a)	EUR 500	506,950
1.00%, 02/05/25(a)	EUR 200	216,263
Security	Par (000)	Value
Spain (continued)
1.25%, 12/23/32, (5-year EUR Swap + 1.450%)(a)(b)	EUR 200	$203,402
3.05%, 05/29/28(a)	EUR 300	328,081
CaixaBank SA
0.75%, 07/09/26(a)	EUR 200	210,061
0.75%, 05/26/28, (3-mo. EURIBOR + 1.000%)(a)(b)	EUR 900	924,528
1.00%, 09/25/25(a)	EUR 200	213,972
1.00%, 01/17/28(a)	EUR 400	412,426
1.13%, 03/27/26(a)	EUR 900	956,228
1.25%, 01/11/27(a)	EUR 400	422,253
1.25%, 06/18/31, (5-year EUR Swap + 1.630%)(a)(b)	EUR 300	315,355
1.50%, 12/03/26, (1-year UK Government Bond + 1.320%)(a)(b)	GBP 400	495,597
1.63%, 07/14/32(a)	EUR 300	297,740
3.63%, 09/19/32, (3-mo. EURIBOR + 1.300%)(a)(b)	EUR 400	433,547
4.00%, 02/03/25	EUR 300	326,930
4.13%, 03/24/36	EUR 300	358,260
4.25%, 09/06/30(a)	EUR 700	801,729
4.38%, 11/29/33(a)	EUR 400	466,150
6.13%, 05/30/34, (5-year EUR Swap + 3.000%)(a)(b)	EUR 600	705,036
6.25%, 02/23/33, (5-year EUR Swap + 3.550%)(a)(b)	EUR 100	116,384
Cellnex Finance Co. SA
1.00%, 09/15/27(a)	EUR 200	205,218
1.25%, 01/15/29(a)	EUR 400	400,174
2.00%, 02/15/33(a)	EUR 600	572,942
El Corte Ingles SA, 4.25%, 06/26/31(a)	EUR 200	222,677
Enagas Financiaciones SA
0.75%, 10/27/26(a)	EUR 600	624,234
1.38%, 05/05/28(a)	EUR 400	411,535
FCC Aqualia SA, 2.63%, 06/08/27(a)	EUR 250	268,122
FCC Servicios Medio Ambiente Holding SA
1.66%, 12/04/26(a)	EUR 100	105,643
3.72%, 10/08/31(a)	EUR 600	647,566
Ferrovial Emisiones SA
1.38%, 03/31/25(a)	EUR 200	215,807
1.38%, 05/14/26(a)	EUR 300	318,701
Iberdrola Finanzas SA
1.38%, 03/11/32(a)	EUR 200	191,656
1.58%, (5-year EUR Swap + 1.676%)(a)(b)(c)	EUR 600	610,979
1.62%, 11/29/29(a)	EUR 200	206,022
3.63%, 07/13/33(a)	EUR 600	664,935
3.63%, 07/18/34(a)	EUR 400	443,340
Iberdrola International BV
Series NC8, 2.25%, (5-year EUR Swap + 2.574%)(a)(b)(c)	EUR 300	303,482
Series NC9, 1.83%, (5-year EUR Swap + 2.049%)(a)(b)(c)	EUR 200	195,566
Inmobiliaria Colonial Socimi SA, 0.75%, 06/22/29(a)	EUR 200	193,914
Inmobiliaria Colonial SOCIMI SA
1.35%, 10/14/28(a)	EUR 100	101,066
2.00%, 04/17/26(a)	EUR 300	321,335
Liberbank SA, 0.25%, 09/25/29(a)	EUR 300	286,247

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
Mapfre SA
1.63%, 05/19/26(a)	EUR 300	$319,691
4.38%, 03/31/47, (3-mo. EURIBOR + 4.543%)(a)(b)	EUR 400	441,233
Merlin Properties SOCIMI SA
1.75%, 05/26/25(a)	EUR 105	113,408
1.88%, 11/02/26(a)	EUR 325	345,963
1.88%, 12/04/34(a)	EUR 200	183,213
Naturgy Finance Iberia SA
1.25%, 04/19/26(a)	EUR 300	318,513
1.50%, 01/29/28(a)	EUR 600	622,078
3.63%, 10/02/34(a)	EUR 100	106,797
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27(a)	EUR 200	209,192
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR 300	337,922
Series A6, 4.25%, 04/10/31	EUR 700	824,620
Red Electrica Financiaciones SA
1.00%, 04/21/26(a)	EUR 300	318,274
3.00%, 01/17/34(a)	EUR 200	211,964
Redeia Corp. SA
0.88%, 04/14/25(a)	EUR 300	322,986
3.38%, 07/09/32(a)	EUR 200	216,631
Redexis SA, 4.38%, 05/30/31(a)	EUR 200	219,770
Repsol Europe Finance SARL, 0.88%, 07/06/33(a)	EUR 500	439,726
Repsol International Finance BV, 0.25%, 08/02/27(a)	EUR 600	606,117
Santander Consumer Finance SA
0.50%, 01/14/27(a)	EUR 400	412,406
3.75%, 01/17/29(a)	EUR 300	333,427
Telefonica Emisiones SA
1.20%, 08/21/27(a)	EUR 500	520,017
1.46%, 04/13/26(a)	EUR 300	319,985
1.53%, 01/17/25(a)	EUR 200	216,864
1.72%, 01/12/28(a)	EUR 500	524,908
1.79%, 03/12/29(a)	EUR 200	206,965
1.81%, 05/21/32(a)	EUR 800	777,820
1.96%, 07/01/39(a)	EUR 125	107,883
2.32%, 10/17/28(a)	EUR 100	106,309
2.93%, 10/17/29(a)	EUR 400	433,975
4.06%, 01/24/36(a)	EUR 400	448,685
		49,088,428
Supranational — 0.5%
Asian Development Bank
1.40%, 02/06/37	EUR 200	184,813
2.55%, 01/10/31	EUR 500	541,609
4.50%, 06/20/30	AUD 1,160	753,876
5.13%, 10/24/28	GBP 1,000	1,320,324
Asian Infrastructure Investment Bank (The), 4.00%, 07/22/27(a)	GBP 1,000	1,272,548
Athora Holding Ltd., 6.63%, 06/16/28(a)	EUR 200	234,412
Council of Europe Development Bank
0.00%, 01/20/31(a)	EUR 700	650,614
0.38%, 12/15/25(a)	GBP 300	368,612
0.75%, 01/24/28(a)	EUR 200	206,397
2.63%, 01/11/34(a)	EUR 500	538,822
2.88%, 04/13/30(a)	EUR 1,000	1,105,870
European Financial Stability Facility
0.88%, 09/05/28(a)	EUR 700	715,584
Security	Par (000)	Value
Supranational (continued)
3.00%, 12/15/28(a)	EUR 2,100	$2,320,572
3.38%, 08/30/38(a)	EUR 1,300	1,460,232
European Investment Bank
2.75%, 07/30/30(a)	EUR 1,450	1,586,062
2.75%, 01/16/34(a)	EUR 1,686	1,815,709
3.00%, 11/15/28(a)	EUR 1,500	1,658,976
3.00%, 07/15/33(a)	EUR 680	751,783
3.88%, 04/12/28(a)	GBP 100	126,817
4.20%, 08/21/28	AUD 1,000	652,664
4.88%, 12/16/30(a)	GBP 500	658,893
European Stability Mechanism
3.00%, 03/15/28(a)	EUR 1,000	1,105,277
3.00%, 08/23/33(a)	EUR 1,198	1,328,134
European Union, 3.38%, 10/04/38(a)	EUR 2,586	2,875,388
Inter-American Development Bank
0.50%, 09/15/26	GBP 300	358,383
4.00%, 12/17/29	GBP 357	451,378
4.70%, 10/03/30(a)	AUD 400	263,132
International Bank for Reconstruction & Development
0.00%, 01/15/27	EUR 500	515,977
0.00%, 04/24/28	EUR 300	299,883
0.10%, 09/17/35	EUR 600	487,321
1.20%, 08/08/34	EUR 1,000	942,039
3.10%, 04/14/38	EUR 300	331,303
3.45%, 09/13/38	EUR 850	974,663
4.88%, 08/15/30	GBP 500	659,755
International Development Association, 3.20%, 01/18/44(a)	EUR 500	546,915
International Finance Corp., 4.50%, 10/02/28	GBP 1,000	1,291,852
Nordic Investment Bank
2.50%, 01/30/30(a)	EUR 300	325,717
2.63%, 01/24/31(a)	EUR 430	468,533
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR 300	315,440
		32,466,279
Sweden — 0.7%
Akelius Residential Property Financing BV
0.75%, 02/22/30(a)	EUR 200	184,399
1.00%, 01/17/28(a)	EUR 300	299,167
Alfa Laval Treasury International AB, 1.38%, 02/18/29(a)	EUR 200	202,323
Assa Abloy AB, 4.13%, 09/13/35(a)	EUR 200	230,839
Atlas Copco AB, 0.63%, 08/30/26(a)	EUR 200	208,883
Balder Finland OYJ
1.00%, 01/20/29(a)	EUR 200	194,053
2.00%, 01/18/31(a)	EUR 400	381,288
Castellum Helsinki Finance Holding Abp, 0.88%, 09/17/29(a)	EUR 300	283,109
Danske Hypotek AB
3.50%, 12/20/28(a)	SEK 8,000	778,297
Series 2512, 1.00%, 12/17/25(a)	SEK 6,000	554,678
EQT AB, 2.88%, 04/06/32(a)	EUR 300	305,436
Essity AB, 0.25%, 02/08/31(a)	EUR 300	285,676
Fastighets AB Balder
1.13%, 01/29/27(a)	EUR 250	259,050
1.25%, 01/28/28(a)	EUR 100	100,515
H&M Finance BV, 0.25%, 08/25/29(a)	EUR 150	140,909
Heimstaden Bostad Treasury BV
1.00%, 04/13/28(a)	EUR 250	247,560
1.38%, 03/03/27	EUR 300	309,953
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
1.63%, 10/13/31(a)	EUR 300	$275,039
Hemso Treasury OYJ, 0.00%, 01/19/28(a)	EUR 117	114,636
Investor AB
1.50%, 09/12/30(a)	EUR 200	200,239
1.50%, 06/20/39(a)	EUR 200	166,124
Lansforsakringar Bank AB, 3.75%, 01/17/29(a)	EUR 400	442,652
Lansforsakringar Hypotek AB
0.00%, 09/27/28(a)	EUR 500	491,331
0.50%, 09/20/28(a)	SEK 6,000	521,422
0.63%, 03/27/25(a)	EUR 200	215,480
3.00%, 09/19/29(a)	SEK 18,000	1,715,588
Series 519, 1.50%, 09/16/26(a)	SEK 6,000	554,870
Molnlycke Holding AB, 4.25%, 06/11/34(a)	EUR 200	226,205
Nordea Hypotek AB
0.50%, 09/16/26(a)	SEK 4,000	363,139
1.00%, 09/17/25(a)	SEK 10,000	926,885
3.50%, 09/20/28(a)	SEK 4,000	388,775
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK 18,000	1,631,565
Series 5539, 3.50%, Series 5539, 10/26/29(a)	SEK 10,000	974,729
Sagax Euro Mtn NL BV, 0.75%, 01/26/28(a)	EUR 300	299,653
Sandvik AB, 0.38%, 11/25/28(a)	EUR 300	292,996
Securitas AB, 0.25%, 02/22/28(a)	EUR 300	296,619
Skandinaviska Enskilda Banken AB
0.38%, 02/09/26(a)	EUR 600	634,780
0.38%, 06/21/28(a)	EUR 600	592,195
0.63%, 11/12/29(a)	EUR 400	383,480
0.75%, 06/28/27(a)	EUR 500	518,562
1.00%, 12/19/29(a)	SEK 4,000	344,891
1.75%, 11/11/26(a)	EUR 600	639,507
3.00%, 11/06/28(a)	SEK 2,000	190,945
3.00%, 12/06/29(a)	SEK 10,000	953,110
3.25%, 05/04/28(a)	EUR 400	443,793
3.88%, 05/09/28(a)	EUR 300	337,047
4.00%, 11/09/26(a)	EUR 400	443,244
4.50%, 11/27/34, (5-year EURIBOR ICE Swap + 1.800%)(a)(b)	EUR 100	111,905
Series 579, 1.00%, 12/18/24(a)	SEK 8,000	748,947
Series 580, 1.00%, 12/17/25(a)	SEK 4,000	369,812
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK 4,000	361,508
SKF AB, 0.25%, 02/15/31(a)	EUR 400	379,029
Stadshypotek AB
0.00%, 11/24/28(a)	EUR 400	391,828
0.00%, 09/30/30(a)	EUR 400	370,347
0.13%, 10/05/26(a)	EUR 200	207,719
0.38%, 12/06/24(a)	EUR 200	217,009
2.50%, 12/01/27(a)	SEK 8,000	752,842
3.63%, 06/20/28(a)	SEK 4,000	390,230
Series 1589, 1.50%, 12/03/24(a)	SEK 6,000	562,414
Series 1590, 1.00%, 09/03/25(a)	SEK 2,000	185,479
Series 1591, 0.50%, 06/01/26(a)	SEK 10,000	912,554
Series 1592, 1.00%, 03/01/27(a)	SEK 14,000	1,274,697
Series 1594, 2.00%, 09/01/28(a)	SEK 10,000	921,044
Series 1595, 4.00%, Series 1595, 05/02/29(a)	SEK 50,000	4,964,492
Svenska Handelsbanken AB
0.05%, 09/06/28(a)	EUR 300	292,996
1.00%, 04/15/25(a)	EUR 500	538,512
1.38%, 02/23/29(a)	EUR 550	556,821
2.63%, 09/05/29(a)	EUR 400	429,878
3.25%, 06/01/33, (5-year EUR Swap + 1.800%)(a)(b)	EUR 100	107,306
3.38%, 02/17/28(a)	EUR 500	552,290
Security	Par (000)	Value
Sweden (continued)
3.75%, 02/15/34(a)	EUR 300	$336,481
Sveriges Sakerstallda Obligationer AB
0.00%, 03/14/30(a)	EUR 1,000	943,549
0.38%, 06/05/29(a)	EUR 250	245,466
0.50%, 01/29/25(a)	EUR 200	216,236
0.88%, 03/29/27(a)	EUR 450	470,510
2.00%, 06/17/26(a)	SEK 5,000	466,977
Series 148, 0.25%, 06/09/27(a)	SEK 24,000	2,134,411
Swedbank AB
0.30%, 05/20/27, (1-year EUR Swap + 0.570%)(a)(b)	EUR 700	730,345
1.38%, 12/08/27, (1-year UK Government Bond + 1.000%)(a)(b)	GBP 400	478,581
2.10%, 05/25/27(a)	EUR 500	535,331
4.25%, 07/11/28(a)	EUR 1,000	1,131,713
Swedbank Hypotek AB
0.50%, 02/05/26(a)	EUR 500	529,796
1.00%, 06/18/25(a)	SEK 8,600	799,330
1.00%, 03/18/26(a)	SEK 4,000	368,831
1.00%, 03/17/27(a)	SEK 12,000	1,091,930
1.38%, 05/31/27(a)	EUR 500	527,519
3.00%, 03/15/28(a)	SEK 2,000	191,001
3.13%, 07/05/28(a)	EUR 450	497,249
Series 199, 3.00%, Series 199, 03/28/29(a)	SEK 10,000	953,964
Tele2 AB, 2.13%, 05/15/28(a)	EUR 225	235,984
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27(a)	EUR 700	726,693
Telia Co. AB
1.38%, 05/11/81, (5-year EUR Swap + 1.724%)(a)(b)	EUR 100	105,179
2.13%, 02/20/34(a)	EUR 400	394,919
2.75%, 06/30/83, (5-year EUR Swap + 1.946%)(a)(b)	EUR 300	313,008
Vattenfall AB
0.13%, 02/12/29(a)	EUR 300	289,740
6.88%, 04/15/39(a)	GBP 360	520,880
Volvo Treasury AB, 2.00%, 08/19/27(a)	EUR 300	317,256
		51,698,174
Switzerland — 0.8%
ABB Finance BV, 0.00%, 01/19/30(a)	EUR 100	93,370
Adecco International Financial Services BV
1.00%, 03/21/82, (5-year EUR Swap + 1.390%)(a)(b)	EUR 200	201,393
1.25%, 11/20/29(a)	EUR 225	223,714
Argentum Netherlands BV for Givaudan SA, 2.00%, 09/17/30(a)	EUR 400	408,968
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
2.75%, 02/19/49, (3-mo. EURIBOR + 3.200%)(a)(b)	EUR 100	104,716
3.50%, 10/01/46, (3-mo. EURIBOR + 3.950%)(a)(b)	EUR 200	217,744
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28(a)	EUR 250	257,753
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (3-mo. EURIBOR + 5.100%)(a)(b)(c)	EUR 300	332,207
Firmenich Productions Participations SAS, 1.75%, 04/30/30(a)	EUR 350	354,561
Helvetia Europe SA, 2.75%, 09/30/41, (5-year EUR Swap + 3.950%)(a)(b)	EUR 100	99,016

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
Holcim Finance Luxembourg SA
0.50%, 09/03/30(a)	EUR 200	$184,137
0.50%, 04/23/31(a)	EUR 750	675,298
0.63%, 04/06/30(a)	EUR 250	235,871
2.25%, 05/26/28(a)	EUR 300	318,903
IWG U.S. Finance LLC, 6.50%, 06/28/30(a)	EUR 200	229,752
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR 710	750,395
Novartis Finance SA
0.63%, 09/20/28(a)	EUR 700	707,883
1.38%, 08/14/30(a)	EUR 520	521,489
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/25/28(a)	CHF 600	677,973
0.00%, 02/26/30(a)	CHF 1,900	2,107,803
0.00%, 05/10/45(a)	CHF 1,950	1,840,172
0.00%, 08/26/49(a)	CHF 1,200	1,093,563
0.13%, 09/23/32(a)	CHF 200	218,329
0.25%, 10/06/42(a)	CHF 400	405,862
2.00%, 03/03/33(a)	CHF 100	126,414
2.00%, 04/02/38(a)	CHF 400	522,444
Series 640, 0.38%, 09/23/43(a)	CHF 200	206,550
Series 675, 0.00%, 06/15/27(a)	CHF 2,700	3,067,798
Series 682, 0.00%, 04/06/27(a)	CHF 1,200	1,365,731
Series 691, 0.25%, 03/15/41(a)	CHF 200	205,172
Series 695, 0.00%, 10/26/29(a)	CHF 1,800	2,004,024
Series 696, 0.13%, 11/19/32(a)	CHF 500	544,990
Series 697, 0.00%, 05/20/41(a)	CHF 1,800	1,764,180
Series 700, 0.13%, 03/19/31(a)	CHF 300	331,937
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.00%, 03/13/28(a)	CHF 800	903,478
0.00%, 04/02/31(a)	CHF 300	329,188
1.85%, 11/26/38(a)	CHF 500	643,239
Series 483, 0.00%, 01/27/27(a)	CHF 2,500	2,848,655
Series 515, 0.10%, 12/03/31(a)	CHF 500	548,800
Series 519, 0.13%, 04/23/32(a)	CHF 400	438,173
Series 524, 0.00%, 06/21/28(a)	CHF 200	225,366
Series 526, 0.00%, 07/19/30(a)	CHF 1,200	1,326,453
Series 528, 0.00%, 03/15/30(a)	CHF 2,200	2,439,802
Series 529, 0.00%, 02/05/29(a)	CHF 1,500	1,681,040
Series 530, 0.00%, 03/18/33(a)	CHF 2,200	2,363,063
Series 531, 0.00%, 02/15/36(a)	CHF 1,600	1,664,743
Richemont International Holding SA
1.13%, 05/26/32(a)	EUR 300	282,881
1.50%, 03/26/30(a)	EUR 710	715,905
Sika Capital BV
1.50%, 04/29/31(a)	EUR 300	293,650
3.75%, 05/03/30(a)	EUR 250	279,000
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50, (1-year EURIBOR ICE Swap + 2.850%)(a)(b)	EUR 200	205,545
Swisscom Finance BV, 3.50%, 11/29/31(a)	EUR 300	333,203
Syngenta Finance NV, 3.38%, 04/16/26(a)	EUR 550	596,720
UBS AG/London
0.00%, 03/31/26(a)	EUR 200	209,030
0.25%, 01/05/26(a)	EUR 400	421,518
0.50%, 03/31/31(a)	EUR 900	822,842
5.50%, 08/20/26(a)	EUR 650	738,312
Security	Par (000)	Value
Switzerland (continued)
UBS Group AG
0.25%, 11/03/26, (1-year EUR Swap + 0.480%)(a)(b)	EUR 900	$951,038
0.25%, 11/05/28, (1-year EUR Swap + 0.770%)(a)(b)	EUR 600	596,896
0.63%, 01/18/33(a)	EUR 547	469,284
0.63%, 02/24/33(a)	EUR 200	171,559
0.65%, 01/14/28, (1-year EURIBOR ICE Swap + 0.770%)(a)(b)	EUR 550	565,435
1.00%, 06/24/27, (1-year EURIBOR ICE Swap + 1.050%)(a)(b)	EUR 880	925,463
1.88%, 11/03/29, (1-day SONIA + 0.960%)(a)(b)	GBP 200	226,870
2.13%, 11/15/29, (1-year UK Government Bond + 1.550%)(a)(b)	GBP 200	228,736
2.75%, 06/15/27, (1-year EURIBOR ICE Swap + 1.150%)(a)(b)	EUR 400	432,724
2.88%, 04/02/32, (1-year EUR Swap + 1.950%)(a)(b)	EUR 500	521,055
7.00%, 09/30/27, (1-year UK Government Bond + 4.200%)(a)(b)	GBP 600	795,163
7.75%, 03/01/29, (1-year EURIBOR ICE Swap + 4.950%)(a)(b)	EUR 600	741,211
UBS Switzerland AG
0.00%, 10/31/30(a)	CHF 460	505,042
3.15%, 06/21/31(a)	EUR 200	221,919
3.30%, 03/05/29(a)	EUR 400	445,080
Zuercher Kantonalbank
0.00%, 05/15/26(a)	EUR 200	208,500
0.05%, 02/05/31(a)	CHF 500	548,993
4.16%, 06/08/29, (1-year EURIBOR ICE Swap + 1.150%)(a)(b)	EUR 600	673,122
Zurich Finance Ireland Designated Activity Co.
1.63%, 06/17/39(a)	EUR 200	172,160
5.13%, 11/23/52, (5-year UK Government Bond + 4.100%)(a)(b)	GBP 300	368,741
		52,479,709
United Arab Emirates — 0.0%
DP World Ltd./United Arab Emirates, 4.25%, 09/25/30(a)	GBP 350	429,520
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR 600	650,685
First Abu Dhabi Bank PJSC, 0.13%, 02/16/26(a)	EUR 700	730,357
MDGH GMTN RSC Ltd., 6.88%, 03/14/26(a)	GBP 100	132,172
		1,942,734
United Kingdom — 1.7%
3i Group PLC, 3.75%, 06/05/40(a)	GBP 200	197,719
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP 100	106,826
Affinity Water Finance 2004 PLC, 5.88%, 07/13/26	GBP 150	191,907
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP 550	517,985
3.80%, 05/20/44(a)	GBP 100	109,391
Anglian Water Osprey Financing PLC, 4.00%, 03/08/26(a)	GBP 200	241,845
Anglian Water Services Financing PLC
2.75%, 10/26/29(a)	GBP 400	452,861
4.50%, 02/22/26(a)	GBP 350	444,599
6.00%, 06/20/39(a)	GBP 200	252,710
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
6.25%, 09/12/44(a)	GBP 200	$253,279
Annington Funding PLC
3.18%, 07/12/29(a)	GBP 240	275,819
3.69%, 07/12/34(a)	GBP 400	423,403
3.94%, 07/12/47(a)	GBP 300	271,830
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP 314	381,428
Associated British Foods PLC, 2.50%, 06/16/34(a)	GBP 200	207,389
Assura Financing PLC, 3.00%, 07/19/28(a)	GBP 200	237,402
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP 250	280,713
AstraZeneca PLC, 0.38%, 06/03/29(a)	EUR 509	496,265
Aviva PLC
1.88%, 11/13/27(a)	EUR 266	281,076
5.13%, 06/04/50, (1-day SONIA + 4.022%)(a)(b)	GBP 400	494,377
6.88%, 05/20/58, (1-day SONIA + 3.379%)(a)(b)	GBP 200	262,469
Babcock International Group PLC, 1.38%, 09/13/27(a)	EUR 225	231,905
Bank of Scotland PLC, 4.88%, 12/20/24	GBP 125	161,064
Barclays PLC
0.58%, 08/09/29, (1-year EUR Swap + 1.260%)(a)(b)	EUR 800	785,642
1.13%, 03/22/31, (5-year EUR Swap + 1.550%)(a)(b)	EUR 300	314,803
2.17%, 06/23/27(a)(b)	CAD 200	139,312
3.25%, 02/12/27(a)	GBP 550	679,383
3.25%, 01/17/33	GBP 700	759,639
4.35%, 05/08/35, (1-year EURIBOR ICE Swap + 1.550%)(a)(b)	EUR 400	447,132
4.97%, 05/31/36, (5-year EURIBOR ICE Swap + 2.100%)(a)(b)	EUR 200	223,758
5.26%, 01/29/34, (1-year EUR Swap + 2.550%)(a)(b)	EUR 600	714,742
7.09%, 11/06/29, (1-year GBP Swap + 2.553%)(a)(b)	GBP 600	816,353
BAT International Finance PLC
2.25%, 01/16/30(a)	EUR 776	798,439
4.13%, 04/12/32(a)	EUR 600	659,390
6.00%, 11/24/34(a)	GBP 300	387,448
BAT Netherlands Finance BV, 3.13%, 04/07/28(a)	EUR 400	437,121
BG Energy Capital PLC
5.00%, 11/04/36(a)	GBP 100	126,440
5.13%, 12/01/25(a)	GBP 550	708,874
Blend Funding PLC, Series ETMN, 3.46%, 09/21/49(a)	GBP 100	91,781
BP Capital Markets BV, 4.32%, 05/12/35(a)	EUR 200	227,934
BP Capital Markets PLC
1.10%, 11/15/34(a)	EUR 300	256,958
1.23%, 05/08/31(a)	EUR 600	573,575
1.57%, 02/16/27(a)	EUR 435	460,925
1.59%, 07/03/28(a)	EUR 550	569,349
1.95%, 03/03/25(a)	EUR 250	270,765
2.82%, 04/07/32(a)	EUR 190	198,174
3.25%, (5-year EUR Swap + 3.520%)(a)(b)(c)	EUR 400	431,811
3.63%, (5-year EUR Swap + 3.780%)(a)(b)(c)	EUR 450	480,921
4.25%, (5-year UK Government Bond + 3.887%)(a)(b)(c)	GBP 650	809,161
Series MPLE, 3.47%, 05/15/25(a)	CAD 300	215,101
Security	Par (000)	Value
United Kingdom (continued)
British Telecommunications PLC
1.75%, 03/10/26(a)	EUR 490	$523,777
2.13%, 09/26/28(a)	EUR 300	317,078
3.13%, 11/21/31(a)	GBP 300	337,905
3.38%, 08/30/32(a)	EUR 450	490,502
4.25%, 01/06/33(a)	EUR 200	229,599
6.38%, 06/23/37(a)	GBP 300	406,699
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP 107	128,385
Bunzl Finance PLC
1.50%, 10/30/30(a)	GBP 150	159,435
3.38%, 04/09/32(a)	EUR 200	214,989
BUPA Finance PLC, 4.13%, 06/14/35(a)	GBP 200	214,727
Burberry Group PLC, 5.75%, 06/20/30(a)	GBP 200	246,082
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP 400	463,936
3.13%, 03/21/40(a)	GBP 400	366,764
4.25%, 07/05/29(a)	EUR 300	338,900
Cardiff University, 3.00%, 12/07/55(a)	GBP 100	83,030
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP 100	84,740
CCEP Finance Ireland DAC
0.50%, 09/06/29(a)	EUR 425	408,778
0.88%, 05/06/33(a)	EUR 300	265,941
1.50%, 05/06/41(a)	EUR 100	79,759
Centrica PLC, 7.00%, 09/19/33(a)	GBP 245	346,982
Chancellor Masters & Scholars of The University of Cambridge (The), 2.35%, 06/27/78(a)	GBP 100	67,124
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50, (1-day SONIA + 0.276%)(a)(b)	GBP 250	285,094
Church Commissioners for England, 3.63%, 07/14/52(a)	GBP 100	95,621
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP 250	370,594
Citizen Treasury PLC, 3.25%, 10/20/48(a)	GBP 100	86,664
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR 305	328,745
CK Hutchison Europe Finance 21 Ltd., 1.00%, 11/02/33(a)	EUR 100	86,819
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR 300	315,060
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26(a)	EUR 210	220,335
1.13%, 10/17/28(a)	EUR 400	399,829
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP 400	370,926
2.63%, 01/18/29(a)	GBP 300	349,744
Clydesdale Bank PLC, 0.00%, 09/22/26(a)	EUR 400	413,392
Coca-Cola Europacific Partners PLC
0.20%, 12/02/28(a)	EUR 450	437,393
1.88%, 03/18/30(a)	EUR 200	204,758
Compass Group Finance Netherlands BV, 1.50%, 09/05/28(a)	EUR 300	310,300
Coventry Building Society
0.13%, 06/20/26(a)	EUR 300	312,834
3.13%, 10/29/29(a)	EUR 400	430,988
5.88%, 03/12/30, (1-year UK Government Bond + 1.950%)(a)(b)	GBP 300	390,799
CPUK Finance Ltd.
3.69%, 02/28/47(a)	GBP 350	419,136
6.14%, 02/28/47(a)	GBP 200	259,527

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
DCC Group Finance Ireland DAC, 4.38%, 06/27/31(a)	EUR 200	$222,123
Diageo Capital BV Co., 1.88%, 06/08/34(a)	EUR 200	192,020
Diageo Finance PLC
2.38%, 05/20/26(a)	EUR 550	594,949
2.38%, 06/08/28(a)	GBP 500	595,131
2.50%, 03/27/32(a)	EUR 300	312,462
2.75%, 06/08/38(a)	GBP 200	195,657
3.13%, 02/28/31(a)	EUR 200	217,427
DS Smith PLC, 4.38%, 07/27/27(a)	EUR 400	448,827
DWR Cymru Financing U.K. PLC, 1.38%, 03/31/33(a)	GBP 400	375,545
easyJet FinCo BV, 1.88%, 03/03/28(a)	EUR 450	466,544
Eversholt Funding PLC
2.74%, 06/30/40(a)	GBP 328	350,777
3.53%, 08/07/42(a)	GBP 250	250,582
Gatwick Funding Ltd.
2.50%, 04/15/32(a)	GBP 100	112,896
2.88%, 07/05/51(a)	GBP 400	313,895
3.13%, 09/28/41(a)	GBP 100	94,536
6.13%, 03/02/28(a)	GBP 100	130,627
GlaxoSmithKline Capital PLC
1.00%, 09/12/26(a)	EUR 400	421,328
1.38%, 09/12/29(a)	EUR 300	304,931
1.63%, 05/12/35(a)	GBP 200	186,511
3.38%, 12/20/27(a)	GBP 200	249,622
5.25%, 12/19/33	GBP 278	369,444
6.38%, 03/09/39	GBP 350	499,955
Global Switch Holdings Ltd., 2.25%, 05/31/27(a)	EUR 360	385,080
Grainger PLC, 3.00%, 07/03/30(a)	GBP 200	223,441
Great Rolling Stock Co. PLC (The), 6.88%, 07/27/35(a)	GBP 198	269,091
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP 125	145,224
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP 200	121,740
Hammerson Ireland Finance DAC, 1.75%, 06/03/27(a)	EUR 300	312,247
Heathrow Funding Ltd.
1.13%, 10/08/32(a)	EUR 300	285,473
1.50%, 02/11/32(a)	EUR 436	431,586
1.88%, 03/14/36(a)	EUR 200	185,847
2.75%, 08/09/51(a)	GBP 200	154,690
3.73%, 04/13/35(a)	CAD 200	134,957
4.50%, 07/11/35(a)	EUR 100	114,795
5.88%, 05/13/43(a)	GBP 300	385,504
6.45%, 12/10/33(a)	GBP 300	406,644
Series MPLE, 3.78%, 09/04/32(a)	CAD 200	140,333
Hexagon Housing Association Ltd., 3.63%, 04/22/48(a)	GBP 100	88,699
Hiscox Ltd., 6.13%, 11/24/45, (1-day SONIA + 5.195%)(a)(b)	GBP 200	258,755
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (1-day SONIA + 2.036%)(a)(b)(c)	GBP 350	466,958
HSBC Holdings PLC
0.77%, 11/13/31, (3-mo. EURIBOR + 1.034%)(a)(b)	EUR 400	372,032
2.26%, 11/13/26, (1-year GBP Swap + 1.316%)(a)(b)	GBP 540	675,461
3.00%, 07/22/28, (1-year GBP Swap + 1.650%)(b)	GBP 620	753,551
Security	Par (000)	Value
United Kingdom (continued)
3.02%, 06/15/27, (3-mo. EURIBOR + 1.445%)(a)(b)	EUR 900	$977,020
3.13%, 06/07/28	EUR 550	596,975
3.45%, 09/25/30, (3-mo. EURIBOR + 1.189%)(a)(b)	EUR 700	760,539
3.83%, 09/25/35, (3-mo. EURIBOR + 1.458%)(a)(b)	EUR 300	327,135
4.60%, 03/22/35, (5-year EURIBOR ICE Swap + 1.850%)(a)(b)	EUR 600	669,635
4.79%, 03/10/32, (3-mo. EURIBOR + 1.550%)(a)(b)	EUR 678	784,809
5.29%, 09/16/32, (1-day SONIA + 1.730%)(a)(b)	GBP 200	252,888
6.00%, 03/29/40(a)	GBP 350	439,233
6.21%, 03/21/34, (3-month BB Swap + 2.300%)(a)(b)	AUD 550	366,509
6.75%, 09/11/28(a)	GBP 300	402,494
IG Group Holdings PLC, 3.13%, 11/18/28(a)	GBP 100	113,433
Imperial Brands Finance Netherlands BV
1.75%, 03/18/33(a)	EUR 200	181,332
5.25%, 02/15/31(a)	EUR 300	350,146
Imperial Brands Finance PLC
1.38%, 01/27/25(a)	EUR 518	560,890
4.88%, 06/07/32(a)	GBP 200	241,996
Informa PLC
1.25%, 04/22/28(a)	EUR 100	101,914
3.00%, 10/23/27(a)	EUR 800	867,929
3.25%, 10/23/30(a)	EUR 400	430,819
3.63%, 10/23/34(a)	EUR 200	214,691
InterContinental Hotels Group PLC, 2.13%, 05/15/27(a)	EUR 200	212,751
Intermediate Capital Group PLC, 2.50%, 01/28/30(a)	EUR 300	301,254
International Consolidated Airlines Group SA, 3.75%, 03/25/29(a)	EUR 200	218,431
Investec PLC, 1.88%, 07/16/28, (1-year UK Government Bond + 1.500%)(a)(b)	GBP 300	349,423
ITV PLC, 1.38%, 09/26/26(a)	EUR 250	262,882
Just Group PLC, 6.88%, 03/30/35(a)	GBP 200	256,402
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP 100	120,821
2.63%, 09/22/39(a)	GBP 340	329,135
Legal & General Group PLC
3.75%, 11/26/49, (5-year UK Government Bond + 4.050%)(a)(b)	GBP 200	234,706
5.13%, 11/14/48, (5-year UK Government Bond + 4.650%)(a)(b)	GBP 200	252,850
5.50%, 06/27/64, (5-year UK Government Bond + 3.170%)(a)(b)	GBP 100	120,255
Libra Longhurst Group Treasury No. 2 PLC, 3.25%, 05/15/43(a)	GBP 100	91,046
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR 550	594,246
2.38%, 04/09/26(a)	EUR 400	431,891
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR 200	208,865
0.63%, 03/26/25(a)	EUR 300	323,311
5.13%, 03/07/25(a)	GBP 200	257,773
6.00%, 02/08/29(a)	GBP 300	405,742
Lloyds Banking Group PLC
2.00%, 04/12/28, (1-year GUK + 1.180%)(a)(b)	GBP 500	598,102
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
2.71%, 12/03/35, (5-year UK Government Bond + 2.400%)(a)(b)	GBP 500	$534,650
3.13%, 08/24/30, (1-year EUR Swap + 1.500%)(a)(b)	EUR 300	320,739
3.88%, 05/14/32, (1-year EURIBOR ICE Swap + 1.180%)(a)(b)	EUR 200	220,062
4.00%, 03/07/25	AUD 250	163,994
4.75%, 09/21/31, (1-year EUR Swap + 1.600%)(a)(b)	EUR 500	575,877
7.09%, 08/31/33, (3-month BB Swap + 2.900%)(a)(b)	AUD 250	170,793
Logicor U.K. PLC, 1.88%, 11/17/26(a)	GBP 200	242,178
London & Quadrant Housing Trust
2.13%, 03/31/32(a)	GBP 100	102,922
2.63%, 02/28/28(a)	GBP 200	237,475
3.13%, 02/28/53(a)	GBP 200	163,063
3.75%, 10/27/49(a)	GBP 300	281,604
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP 200	250,776
London Stock Exchange Group PLC
1.75%, 12/06/27(a)	EUR 600	630,544
1.75%, 09/19/29(a)	EUR 150	153,721
Lseg Netherlands BV, 4.23%, 09/29/30(a)	EUR 200	227,980
M&G PLC
5.56%, 07/20/55, (5-year UK Government Bond + 4.160%)(a)(b)	GBP 550	648,259
5.63%, 10/20/51, (5-year UK Government Bond + 5.000%)(a)(b)	GBP 235	290,365
Manchester Airport Group Funding PLC, 2.88%, 09/30/44(a)	GBP 300	248,813
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP 100	80,658
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP 100	99,471
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR 600	633,631
2.13%, 01/18/42(a)	GBP 750	606,604
2.38%, 03/14/32(a)	GBP 300	322,412
3.63%, 03/10/36(a)	GBP 580	634,893
3.88%, 01/24/34(a)	EUR 400	441,712
4.25%, 06/17/35(a)	EUR 200	227,030
4.38%, 02/08/27(a)	GBP 400	508,928
National Gas Transmission PLC, 1.63%, 01/14/43(a)	GBP 200	134,977
National Grid Electricity Distribution East Midlands PLC, 3.95%, 09/20/32(a)	EUR 200	223,750
National Grid Electricity Distribution South West PLC, 2.38%, 05/16/29(a)	GBP 200	229,802
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/32(a)	GBP 400	521,277
6.00%, 05/09/25(a)	GBP 150	193,959
National Grid Electricity Transmission PLC
2.00%, 04/17/40(a)	GBP 650	515,382
2.30%, 06/22/29(a)	CAD 200	133,752
National Grid PLC
0.75%, 09/01/33(a)	EUR 300	254,901
4.28%, 01/16/35(a)	EUR 550	622,003
Nationwide Building Society
0.25%, 09/14/28(a)	EUR 750	732,136
0.63%, 03/25/27(a)	EUR 150	155,698
1.38%, 06/29/32(a)	EUR 500	489,540
2.25%, 06/25/29(a)	EUR 300	319,368
Security	Par (000)	Value
United Kingdom (continued)
3.25%, 01/20/28(a)	GBP 300	$368,250
3.31%, 05/02/34(a)	EUR 200	225,480
4.38%, 04/16/34, (5-year EURIBOR ICE Swap + 1.650%)(a)(b)	EUR 700	775,255
Natwest Group PLC, 2.11%, 11/28/31, (5-year UK Government Bond + 1.750%)(a)(b)	GBP 550	663,501
NatWest Group PLC
0.78%, 02/26/30, (3-mo. EURIBOR + 0.949%)(a)(b)	EUR 900	878,241
1.04%, 09/14/32, (5-year EUR Swap + 1.270%)(a)(b)	EUR 400	404,616
3.62%, 03/29/29, (1-year UK Government Bond + 2.100%)(a)(b)	GBP 550	674,378
NatWest Markets PLC
0.13%, 11/12/25(a)	EUR 650	687,061
0.13%, 06/18/26(a)	EUR 808	840,555
Network Rail Infrastructure Finance PLC, 4.75%, 11/29/35	GBP 450	578,975
NewRiver REIT PLC, 3.50%, 03/07/28(a)	GBP 200	237,590
NIE Finance PLC, 2.50%, 10/27/25(a)	GBP 500	627,915
Northern Gas Networks Finance PLC, 6.13%, 06/02/33(a)	GBP 200	266,564
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP 200	113,243
Northern Powergrid Yorkshire PLC, 2.25%, 10/09/59(a)	GBP 100	62,934
Northumbrian Water Finance PLC
1.63%, 10/11/26(a)	GBP 510	608,184
2.38%, 10/05/27(a)	GBP 100	117,500
5.63%, 04/29/33(a)	GBP 500	624,221
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP 100	89,217
3.25%, 10/12/48(a)	GBP 100	86,264
3.75%, 12/20/32(a)	GBP 200	230,040
5.25%, 07/07/42(a)	GBP 250	298,152
Optivo Finance PLC, 3.28%, 03/22/48(a)	GBP 150	128,893
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP 200	189,931
OSB Group PLC, 8.88%, 01/16/30, (1-year UK Government Bond + 5.255%)(a)(b)	GBP 200	280,537
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP 100	88,578
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP 100	102,521
3.25%, 09/14/48(a)	GBP 200	171,931
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP 463	574,245
Phoenix Group Holdings PLC
5.63%, 04/28/31(a)	GBP 100	124,291
5.63%, 04/28/31(a)	GBP 150	186,437
5.87%, 06/13/29(a)	GBP 400	510,772
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP 300	362,515
Places For People Treasury PLC
2.50%, 01/26/36(a)	GBP 200	186,996
6.25%, 12/06/41(a)	GBP 200	262,127
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP 250	198,521
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP 200	232,186
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30(a)	EUR 416	398,789
Reckitt Benckiser Treasury Services PLC
1.75%, 05/19/32(a)	GBP 300	306,943
3.63%, 06/20/29(a)	EUR 300	333,489

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
RELX Finance BV
3.38%, 03/20/33(a)	EUR 500	$543,618
3.75%, 06/12/31(a)	EUR 350	391,727
Rentokil Initial Finance BV, 4.38%, 06/27/30(a)	EUR 300	335,320
Rentokil Initial PLC, 0.88%, 05/30/26(a)	EUR 700	740,046
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49, (5-year UK Government Bond + 5.100%)(a)(b)	GBP 200	209,992
Rothesay Life PLC
3.38%, 07/12/26(a)	GBP 550	686,156
7.02%, 12/10/34(a)	GBP 150	197,986
Sage Group PLC (The), 2.88%, 02/08/34(a)	GBP 200	209,240
Saltaire Finance PLC, 4.82%, 12/01/33(a)	GBP 500	643,311
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP 300	219,154
6.70%, 03/23/39	GBP 100	144,341
Santander U.K. Group Holdings PLC
0.60%, 09/13/29, (1-year EUR Swap + 0.800%)(a)(b)	EUR 300	293,131
2.42%, 01/17/29, (1-year GBP Swap + 1.250%)(a)(b)	GBP 300	353,309
3.53%, 08/25/28, (1-year EUR Swap + 1.850%)(a)(b)	EUR 200	218,698
Santander U.K. PLC
0.05%, 01/12/27(a)	EUR 100	102,750
1.13%, 03/12/27(a)	EUR 400	420,161
3.00%, 03/12/29(a)	EUR 400	440,119
3.13%, 05/12/31(a)	EUR 200	221,846
5.25%, 02/16/29(a)	GBP 150	197,354
Scottish Hydro Electric Transmission PLC
2.13%, 03/24/36(a)	GBP 600	558,456
3.38%, 09/04/32(a)	EUR 100	108,253
Scottish Widows Ltd., 7.00%, 06/16/43(a)	GBP 100	133,836
Segro Capital SARL, 0.50%, 09/22/31(a)	EUR 300	266,594
Segro PLC, 2.38%, 10/11/29(a)	GBP 210	239,244
Severn Trent Utilities Finance PLC
2.00%, 06/02/40(a)	GBP 300	237,155
2.75%, 12/05/31(a)	GBP 550	599,925
3.63%, 01/16/26(a)	GBP 200	253,062
Sky Ltd.
2.25%, 11/17/25(a)	EUR 600	648,129
6.00%, 05/21/27	GBP 500	660,286
Smiths Group PLC, 2.00%, 02/23/27(a)	EUR 200	212,023
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP 800	1,059,140
Southern Gas Networks PLC
3.10%, 09/15/36(a)	GBP 300	295,748
3.50%, 10/16/30(a)	EUR 200	215,538
Southern Housing, 3.50%, 10/19/47(a)	GBP 300	267,505
Southern Housing Group Ltd., 2.38%, 10/08/36(a)	GBP 100	91,451
Southern Water Services Finance Ltd.
3.00%, 05/28/37(a)	GBP 500	430,895
5.13%, 09/30/56	GBP 50	52,591
6.19%, 03/31/29(a)	GBP 375	479,078
Series A4, 6.64%, 03/31/26(a)	GBP 240	287,058
Sovereign Housing Capital PLC
2.38%, 11/04/48(a)	GBP 100	72,816
5.50%, 01/24/57(a)	GBP 200	247,811
SP Transmission PLC, 2.00%, 11/13/31(a)	GBP 223	236,190
Security	Par (000)	Value
United Kingdom (continued)
SSE PLC
4.00%, (5-year EUR Swap + 2.696%)(a)(b)(c)	EUR 450	$489,487
8.38%, 11/20/28(a)	GBP 280	403,337
Standard Chartered PLC
1.20%, 09/23/31, (5-year EUR Swap + 1.550%)(a)(b)	EUR 300	311,385
1.63%, 10/03/27, (1-year EURIBOR ICE Swap + 0.880%)(a)(b)	EUR 559	590,327
4.20%, 03/04/32, (1-year EUR Swap + 1.450%)(a)(b)	EUR 500	557,735
4.38%, 01/18/38(a)	GBP 200	232,224
Telereal Securitisation PLC
1.96%, 12/10/33, (1-day SONIA + 4.439%)(a)(b)	GBP 100	123,053
3.56%, 12/10/36(a)	GBP 200	230,616
Tesco Corporate Treasury Services PLC
0.88%, 05/29/26(a)	EUR 300	316,446
2.75%, 04/27/30(a)	GBP 400	456,488
4.25%, 02/27/31(a)	EUR 100	112,954
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP 352	446,135
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP 87	107,517
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP 250	347,154
Unilever Finance Netherlands BV
1.00%, 02/14/27(a)	EUR 620	650,147
1.38%, 07/31/29(a)	EUR 200	204,694
1.63%, 02/12/33(a)	EUR 460	452,023
1.75%, 03/25/30(a)	EUR 620	637,973
3.50%, 02/15/37(a)	EUR 200	221,141
Unilever PLC, 1.50%, 06/11/39(a)	EUR 200	175,126
United Utilities Water Finance PLC
1.75%, 02/10/38(a)	GBP 750	613,148
2.63%, 02/12/31(a)	GBP 300	330,598
University of Liverpool, 3.38%, 06/25/55(a)	GBP 100	88,056
University of Oxford, 2.54%, 12/08/2117(a)	GBP 200	129,889
University of Southampton, 2.25%, 04/11/57(a)	GBP 100	67,014
Urenco Finance NV, 3.25%, 06/13/32(a)	EUR 400	430,805
Utmost Group PLC, 4.00%, 12/15/31(a)	GBP 100	107,234
Virgin Money U.K. PLC
4.63%, 10/29/28, (1-year EUR Swap + 1.750%)(a)(b)	EUR 250	282,272
7.63%, 08/23/29, (1-year UK Government Bond + 3.050%)(a)(b)	GBP 300	416,005
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF 200	231,436
1.13%, 11/20/25(a)	EUR 170	181,936
1.50%, 07/24/27(a)	EUR 620	651,287
1.60%, 07/29/31(a)	EUR 200	196,924
2.50%, 05/24/39(a)	EUR 200	187,919
3.00%, 08/12/56(a)	GBP 400	295,085
4.20%, 12/13/27(a)	AUD 400	256,501
5.63%, 12/04/25	GBP 283	366,520
5.90%, 11/26/32(a)	GBP 150	201,834
Vodafone International Financing DAC
3.75%, 12/02/34(a)	EUR 450	498,509
4.00%, 02/10/43(a)	EUR 100	110,943
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP 200	153,695
3.00%, 08/03/38(a)	GBP 200	192,520
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Wellcome Trust Ltd. (The)
1.13%, 01/21/27(a)	EUR 600	$629,387
1.50%, 07/14/71(a)	GBP 200	95,355
2.52%, 02/07/2118(a)	GBP 150	97,281
Wessex Water Services Finance PLC
5.13%, 10/31/32(a)	GBP 200	242,525
5.13%, 10/31/32(a)	GBP 100	121,262
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP 100	104,825
Whitbread Group PLC, 3.38%, 10/16/25(a)	GBP 300	379,154
WPP Finance 2013, 4.00%, 09/12/33(a)	EUR 400	441,459
WPP Finance SA
2.25%, 09/22/26(a)	EUR 207	222,121
3.75%, 05/19/32(a)	GBP 200	229,484
4.13%, 05/30/28(a)	EUR 400	448,197
Yorkshire Building Society, 3.51%, 10/11/30, (1-year UK Government Bond + 2.050%)(a)(b)	GBP 200	238,186
Yorkshire Water Finance PLC
1.75%, 10/27/32(a)	GBP 200	187,540
2.75%, 04/18/41(a)	GBP 300	244,978
5.25%, 04/28/30(a)	GBP 200	246,709
		117,500,188
United States — 2.1%
3M Co., 1.50%, 11/09/26	EUR 250	264,744
Abbott Ireland Financing DAC, 1.50%, 09/27/26(a)	EUR 500	530,722
AbbVie Inc., 0.75%, 11/18/27	EUR 500	512,240
Air Products and Chemicals Inc., 0.80%, 05/05/32	EUR 400	364,125
Albemarle New Holding GmbH, 1.63%, 11/25/28(a)	EUR 200	201,415
Altria Group Inc., 3.13%, 06/15/31	EUR 300	313,352
American Honda Finance Corp.
1.50%, 10/19/27	GBP 500	587,364
3.65%, 04/23/31	EUR 200	219,807
American International Group Inc., 1.88%, 06/21/27	EUR 250	264,313
American Medical Systems Europe BV
1.38%, 03/08/28	EUR 400	413,393
1.88%, 03/08/34	EUR 400	380,645
American Tower Corp.
0.95%, 10/05/30	EUR 450	424,574
1.95%, 05/22/26	EUR 325	347,853
4.63%, 05/16/31	EUR 400	462,824
Amgen Inc., 4.00%, 09/13/29(a)	GBP 450	556,759
Apple Inc.
0.38%, 11/25/24(a)	CHF 400	463,005
0.50%, 11/15/31	EUR 300	279,414
0.75%, 02/25/30(a)	CHF 250	290,111
3.05%, 07/31/29	GBP 200	242,534
Aptiv PLC / Aptiv Global Financing Ltd., 4.25%, 06/11/36	EUR 200	217,242
AT&T Inc.
0.25%, 03/04/26	EUR 600	630,034
1.60%, 05/19/28	EUR 400	414,697
1.60%, 05/19/28	EUR 150	155,511
2.05%, 05/19/32	EUR 100	99,331
2.35%, 09/05/29	EUR 200	210,221
2.60%, 12/17/29	EUR 755	798,884
3.15%, 09/04/36	EUR 850	876,210
3.55%, 12/17/32	EUR 400	438,064
4.00%, 11/25/25	CAD 150	107,927
Security	Par (000)	Value
United States (continued)
4.30%, 11/18/34	EUR 250	$288,003
4.60%, 09/19/28(a)	AUD 200	129,363
4.85%, 05/25/47	CAD 150	102,345
4.88%, 06/01/44	GBP 300	336,952
5.10%, 11/25/48	CAD 150	105,673
5.50%, 03/15/27(a)	GBP 400	519,554
7.00%, 04/30/40	GBP 350	501,939
Athene Global Funding
0.37%, 09/10/26(a)	EUR 400	413,839
0.63%, 01/12/28(a)	EUR 300	300,366
4.76%, 04/21/27(a)	AUD 200	126,233
Bank of America Corp.
0.58%, 08/24/28, (3-mo. EURIBOR + 0.760%)(a)(b)	EUR 700	710,339
0.65%, 10/26/31, (3-mo. EURIBOR + 0.940%)(a)(b)	EUR 400	370,111
0.69%, 03/22/31, (3-mo. EURIBOR + 0.790%)(a)(b)	EUR 600	566,069
1.10%, 05/24/32, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 400	374,779
1.66%, 04/25/28, (3-mo. EURIBOR + 0.890%)(a)(b)	EUR 500	526,489
1.67%, 06/02/29, (1-year UK Government Bond + 1.100%)(a)(b)	GBP 700	802,501
2.82%, 04/27/33, (3-mo. EURIBOR + 1.200%)(a)(b)	EUR 200	207,262
3.62%, 03/16/28(b)	CAD 500	357,125
3.65%, 03/31/29, (3-mo. EURIBOR + 3.670%)(a)(b)	EUR 250	276,358
Series MPLE, 1.98%, 09/15/27(b)	CAD 150	104,261
Series MPLE, 2.60%, 04/04/29(b)	CAD 100	68,946
Baxter International Inc., 1.30%, 05/15/29	EUR 250	250,047
Becton Dickinson Euro Finance SARL
0.33%, 08/13/28	EUR 325	319,734
1.21%, 06/04/26	EUR 300	318,040
1.34%, 08/13/41	EUR 400	299,841
4.03%, 06/07/36	EUR 200	224,067
Berkshire Hathaway Finance Corp.
1.50%, 03/18/30	EUR 200	202,567
2.00%, 03/18/34	EUR 100	98,109
2.38%, 06/19/39	GBP 300	270,367
2.63%, 06/19/59	GBP 200	145,135
Berkshire Hathaway Inc.
0.00%, 03/12/25	EUR 400	430,353
0.50%, 01/15/41	EUR 300	203,923
1.13%, 03/16/27	EUR 440	462,636
2.15%, 03/15/28	EUR 100	106,733
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29(a)	EUR 200	202,341
Booking Holdings Inc.
1.80%, 03/03/27	EUR 430	459,354
1.80%, 03/03/27	EUR 150	160,240
4.00%, 11/15/26	EUR 535	594,415
4.00%, 03/01/44	EUR 500	550,001
4.13%, 05/12/33	EUR 300	341,878
4.50%, 11/15/31	EUR 225	262,615
BorgWarner Inc., 1.00%, 05/19/31	EUR 200	183,183
BP Capital Markets BV, 1.47%, 09/21/41(a)	EUR 200	151,225
Carrier Global Corp., 4.50%, 11/29/32	EUR 300	348,084

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Celanese U.S. Holdings LLC
4.78%, 07/19/26	EUR 300	$332,814
5.34%, 01/19/29	EUR 200	230,054
Chubb INA Holdings LLC
1.40%, 06/15/31	EUR 330	321,187
2.50%, 03/15/38	EUR 200	193,527
Citigroup Inc.
0.50%, 10/08/27, (3-mo. EURIBOR + 0.957%)(a)(b)	EUR 800	827,622
1.25%, 04/10/29(a)	EUR 400	399,990
1.50%, 10/26/28(a)	EUR 600	612,599
1.75%, 01/28/25	EUR 400	433,632
1.75%, 10/23/26	GBP 100	121,249
4.11%, 09/22/33, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 200	224,049
4.11%, 09/22/33, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 300	336,074
5.07%, 04/29/28(b)	CAD 300	221,494
7.38%, 09/01/39(a)	GBP 400	605,807
CNH Industrial Finance Europe SA, 1.75%, 03/25/27(a)	EUR 450	476,211
CNH Industrial NV, 3.75%, 06/11/31(a)	EUR 300	328,577
Coca-Cola Co. (The)
0.13%, 03/09/29	EUR 676	654,254
1.00%, 03/09/41	EUR 300	227,283
1.63%, 03/09/35	EUR 813	759,388
3.13%, 05/14/32	EUR 500	544,965
3.38%, 08/15/37	EUR 300	326,640
Colgate-Palmolive Co., 0.50%, 03/06/26	EUR 360	379,967
Comcast Corp.
0.25%, 09/14/29	EUR 500	476,473
1.25%, 02/20/40	EUR 300	241,302
1.88%, 02/20/36	GBP 200	183,794
3.25%, 09/26/32	EUR 600	647,489
3.55%, 09/26/36	EUR 400	433,342
5.25%, 09/26/40	GBP 200	249,654
CRH Finance DAC, 1.38%, 10/18/28(a)	EUR 300	306,578
Crh Finance U.K. PLC, 4.13%, 12/02/29(a)	GBP 200	249,541
CRH SMW Finance DAC, 4.25%, 07/11/35(a)	EUR 400	457,177
Danaher Corp., 2.50%, 03/30/30	EUR 200	211,728
DH Europe Finance II SARL
0.45%, 03/18/28	EUR 275	275,966
0.75%, 09/18/31	EUR 900	835,512
1.35%, 09/18/39	EUR 200	163,342
DH Europe Finance SARL, 1.20%, 06/30/27	EUR 500	521,828
Digital Dutch Finco BV
1.00%, 01/15/32(a)	EUR 450	407,573
1.50%, 03/15/30(a)	EUR 300	293,472
Digital Intrepid Holding BV, 0.63%, 07/15/31(a)	EUR 200	178,041
Digital Stout Holding LLC, 4.25%, 01/17/25(a)	GBP 400	514,538
Dover Corp., 0.75%, 11/04/27	EUR 200	203,584
Dow Chemical Co. (The), 1.13%, 03/15/32	EUR 300	276,762
Duke Energy Corp.
3.10%, 06/15/28	EUR 200	216,638
3.75%, 04/01/31	EUR 300	328,022
DXC Capital Funding DAC, 0.45%, 09/15/27(a)	EUR 300	299,383
Eaton Capital UnLtd Co., 3.80%, 05/21/36(a)	EUR 200	222,584
Eli Lilly & Co.
0.63%, 11/01/31	EUR 400	372,324
1.13%, 09/14/51	EUR 575	383,499
1.63%, 06/02/26	EUR 350	374,557
Security	Par (000)	Value
United States (continued)
Equinix Europe 2 Financing Corp. LLC, 3.65%, 09/03/33	EUR 200	$218,340
Equinix Inc., 0.25%, 03/15/27	EUR 250	255,350
Experian Finance PLC
1.38%, 06/25/26(a)	EUR 200	212,904
3.25%, 04/07/32(a)	GBP 200	230,453
Exxon Mobil Corp.
0.84%, 06/26/32	EUR 350	318,069
1.41%, 06/26/39	EUR 250	200,258
FedEx Corp.
1.30%, 08/05/31	EUR 307	292,347
1.63%, 01/11/27	EUR 340	360,099
Fidelity National Information Services Inc.
1.00%, 12/03/28	EUR 350	349,959
1.50%, 05/21/27	EUR 350	367,160
2.95%, 05/21/39	EUR 100	98,702
Fiserv Inc.
1.63%, 07/01/30	EUR 150	149,162
3.00%, 07/01/31	GBP 300	338,528
4.50%, 05/24/31	EUR 200	229,431
Ford Credit Canada Co., 6.38%, 11/10/28	CAD 400	303,849
Ford Credit Canada Co./Canada
5.58%, 05/23/31	CAD 200	146,328
5.67%, 02/20/30	CAD 200	148,187
Ford Motor Credit Co. LLC
2.39%, 02/17/26	EUR 450	483,619
4.45%, 02/14/30	EUR 200	220,403
4.87%, 08/03/27	EUR 600	673,992
6.13%, 05/15/28	EUR 500	584,157
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR 50	56,191
General Electric Co.
1.50%, 05/17/29	EUR 225	228,633
2.13%, 05/17/37	EUR 400	364,969
4.13%, 09/19/35(a)	EUR 200	226,518
General Mills Inc.
3.65%, 10/23/30	EUR 400	443,964
3.85%, 04/23/34	EUR 300	334,082
General Motors Financial Co. Inc.
0.60%, 05/20/27(a)	EUR 400	407,309
0.65%, 09/07/28(a)	EUR 300	296,438
4.30%, 02/15/29(a)	EUR 125	140,633
General Motors Financial of Canada Ltd.
5.10%, 07/14/28	CAD 200	147,779
5.20%, 02/09/28	CAD 250	184,939
Global Payments Inc., 4.88%, 03/17/31	EUR 200	228,511
Goldman Sachs Group Inc. (The)
0.25%, 01/26/28(a)	EUR 617	616,358
0.50%, 12/04/24(a)	CHF 250	289,314
0.88%, 01/21/30(a)	EUR 700	676,089
1.00%, 03/18/33(a)	EUR 575	516,443
1.63%, 07/27/26(a)	EUR 455	485,414
1.88%, 12/16/30(a)	GBP 450	480,375
2.00%, 03/22/28(a)	EUR 550	579,181
2.88%, 06/03/26(a)	EUR 488	529,691
3.13%, 07/25/29(a)	GBP 200	238,408
7.25%, 04/10/28	GBP 545	750,090
Series MPLE, 2.01%, 02/28/29(b)	CAD 300	202,873
Haleon Netherlands Capital BV
1.75%, 03/29/30(a)	EUR 200	203,419
2.13%, 03/29/34(a)	EUR 200	194,072
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Haleon U.K. Capital PLC
2.88%, 10/29/28(a)	GBP 100	$120,260
3.38%, 03/29/38(a)	GBP 200	208,948
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24(a)	EUR 300	325,963
Highland Holdings SARL, 0.32%, 12/15/26	EUR 200	206,160
Honeywell International Inc.
0.75%, 03/10/32	EUR 300	273,594
4.13%, 11/02/34	EUR 352	402,325
IHG Finance LLC, 3.63%, 09/27/31(a)	EUR 200	214,597
Illinois Tool Works Inc.
2.13%, 05/22/30	EUR 260	270,149
3.38%, 05/17/32	EUR 200	220,341
International Business Machines Corp.
0.30%, 11/02/26	JPY 100,000	649,214
0.30%, 02/11/28	EUR 730	731,323
0.65%, 02/11/32	EUR 500	454,335
1.25%, 02/09/34	EUR 300	272,786
1.25%, 02/09/34	EUR 100	90,929
1.75%, 01/31/31	EUR 355	355,762
4.00%, 02/06/43	EUR 400	445,092
International Flavors & Fragrances Inc., 1.80%, 09/25/26	EUR 300	317,403
John Deere Bank SA, 3.30%, 10/15/29(a)	EUR 200	220,198
John Deere Cash Management SARL, 2.20%, 04/02/32(a)	EUR 350	357,244
John Deere Financial Inc.
2.58%, 10/16/26	CAD 200	141,157
4.38%, 07/11/28	CAD 200	146,748
5.17%, 09/15/28	CAD 600	452,704
Johnson & Johnson
1.65%, 05/20/35	EUR 400	383,308
3.20%, 06/01/32	EUR 200	222,160
3.35%, 06/01/36	EUR 450	498,507
Johnson Controls International PLC, 4.25%, 05/23/35	EUR 430	495,008
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR + 0.650%)(a)(b)	EUR 550	490,632
1.05%, 11/04/32, (3-mo. EURIBOR + 0.870%)(a)(b)	EUR 650	604,462
1.09%, 03/11/27, (3-mo. EURIBOR + 0.760%)(a)(b)	EUR 800	847,825
1.50%, 01/27/25(a)	EUR 320	346,700
1.81%, 06/12/29, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 450	467,500
1.90%, 04/28/33, (1-day SONIA + 1.130%)(a)(b)	GBP 200	208,809
1.96%, 03/23/30, (3-mo. EURIBOR + 1.130%)(a)(b)	EUR 963	992,865
2.88%, 05/24/28(a)	EUR 450	488,368
3.50%, 12/18/26(a)	GBP 350	440,210
3.67%, 06/06/28, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR 400	441,078
3.76%, 03/21/34, (3-mo. EURIBOR + 0.980%)(a)(b)	EUR 200	220,304
Series MPLE, 1.90%, 03/05/28(b)	CAD 200	137,765
Kinder Morgan Inc., 2.25%, 03/16/27	EUR 200	214,454
Kraft Heinz Foods Co.
2.25%, 05/25/28(a)	EUR 350	371,464
4.13%, 07/01/27(a)	GBP 100	126,324
Security	Par (000)	Value
United States (continued)
Linde Finance BV, 0.25%, 05/19/27(a)	EUR 600	$612,071
Linde PLC
0.38%, 09/30/33(a)	EUR 500	426,936
1.00%, 09/30/51(a)	EUR 100	63,917
1.38%, 03/31/31(a)	EUR 700	685,628
3.40%, 02/14/36(a)	EUR 300	324,183
3.75%, 06/04/44(a)	EUR 200	219,148
LYB International Finance II BV, 0.88%, 09/17/26	EUR 200	208,564
Marsh & McLennan Companies Inc., 1.98%, 03/21/30	EUR 200	204,714
Mastercard Inc., 1.00%, 02/22/29	EUR 500	505,490
McDonald's Corp.
0.88%, 10/04/33(a)	EUR 524	459,920
0.90%, 06/15/26(a)	EUR 400	421,679
1.75%, 05/03/28(a)	EUR 900	940,511
2.95%, 03/15/34(a)	GBP 200	216,303
3.13%, 03/04/25	CAD 250	179,077
4.13%, 11/28/35(a)	EUR 300	339,203
4.86%, 05/21/31	CAD 200	148,762
5.88%, 04/23/32(a)	GBP 225	305,210
McKesson Corp.
1.50%, 11/17/25	EUR 600	643,804
3.13%, 02/17/29	GBP 200	239,874
Medtronic Global Holdings SCA
1.00%, 07/02/31	EUR 950	902,418
1.13%, 03/07/27	EUR 920	961,764
1.38%, 10/15/40	EUR 200	157,529
1.75%, 07/02/49	EUR 500	368,548
2.25%, 03/07/39	EUR 400	367,227
Medtronic Inc.
3.65%, 10/15/29	EUR 125	139,576
3.88%, 10/15/36	EUR 100	112,400
4.15%, 10/15/43	EUR 100	113,223
4.15%, 10/15/53	EUR 200	226,589
Merck & Co. Inc.
0.50%, 11/02/24	EUR 450	489,487
2.50%, 10/15/34	EUR 200	205,294
Metropolitan Life Global Funding I
1.95%, 03/20/28(a)	CAD 400	271,448
3.50%, 09/30/26(a)	GBP 400	501,753
3.75%, 12/05/30(a)	EUR 200	223,752
3.75%, 12/07/31(a)	EUR 400	447,790
4.00%, 04/05/28(a)	EUR 600	674,306
Microsoft Corp., 2.63%, 05/02/33	EUR 250	268,894
Mohawk Capital Finance SA, 1.75%, 06/12/27	EUR 200	211,416
Molson Coors International LP, 3.44%, 07/15/26(a)	CAD 200	142,851
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31(a)	EUR 700	651,305
Mondelez International Inc.
1.38%, 03/17/41	EUR 350	271,695
1.63%, 03/08/27	EUR 281	297,744
4.63%, 07/03/31	CAD 200	146,419
Moody's Corp., 0.95%, 02/25/30	EUR 350	341,877
Morgan Stanley
0.50%, 02/07/31, (3-mo. EURIBOR + 0.720%)(b)	EUR 600	560,589
1.10%, 04/29/33, (3-mo. EURIBOR + 0.833%)(b)	EUR 277	252,427

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
1.34%, 10/23/26, (3-mo. EURIBOR + 0.834%)(b)	EUR 830	$888,865
2.63%, 03/09/27	GBP 500	609,972
2.95%, 05/07/32, (3-mo. EURIBOR + 1.245%)(b)	EUR 531	557,106
3.79%, 03/21/30, (3-mo. EURIBOR + 1.037%)(b)	EUR 800	884,779
3.96%, 03/21/35, (3-mo. EURIBOR + 1.242%)(b)	EUR 600	662,406
4.66%, 03/02/29, (3-mo. EURIBOR + 1.304%)(b)	EUR 850	965,323
Series 0, 5.30%, Series 0, 10/24/35, (1-day SONIA + 1.456%)(b)	GBP 500	628,175
MSD Netherlands Capital BV
3.50%, 05/30/37	EUR 300	327,785
3.75%, 05/30/54	EUR 300	328,454
Nasdaq Inc.
0.88%, 02/13/30	EUR 300	290,255
0.90%, 07/30/33	EUR 200	174,095
1.75%, 03/28/29	EUR 200	205,585
National Grid North America Inc.
1.05%, 01/20/31(a)	EUR 500	469,801
3.63%, 09/03/31(a)	EUR 600	657,643
4.06%, 09/03/36(a)	EUR 300	329,678
Nestle Capital Corp., 5.25%, 04/04/34(a)	AUD 400	261,810
Nestle Finance International Ltd.
0.00%, 06/14/26(a)	EUR 850	886,050
0.00%, 03/03/33(a)	EUR 726	625,809
0.25%, 06/14/29(a)	EUR 336	327,115
0.63%, 02/14/34(a)	EUR 125	110,440
0.88%, 06/14/41(a)	EUR 275	207,865
1.50%, 04/01/30(a)	EUR 300	304,813
1.50%, 03/29/35(a)	EUR 250	232,461
1.75%, 11/02/37(a)	EUR 350	319,489
3.00%, 01/23/31(a)	EUR 500	547,463
Nestle Holdings Inc.
0.25%, 10/04/27(a)	CHF 900	1,027,145
2.19%, 01/26/29	CAD 600	408,281
2.50%, 04/04/32(a)	GBP 650	716,748
Netflix Inc., 3.88%, 11/15/29(a)	EUR 700	788,070
New York Life Global Funding
0.25%, 01/23/27(a)	EUR 300	308,383
0.25%, 10/04/28(a)	EUR 300	294,832
1.25%, 12/17/26(a)	GBP 610	730,810
3.63%, 06/07/34(a)	EUR 300	332,380
5.25%, 06/30/26	CAD 400	294,834
NextEra Energy Capital Holdings Inc., 4.85%, 04/30/31	CAD 200	148,323
Northwestern Mutual Global Funding, 4.88%, 12/12/29(a)	GBP 100	129,456
Omnicom Capital Holdings PLC, 2.25%, 11/22/33	GBP 200	200,603
Omnicom Finance Holdings PLC, 3.70%, 03/06/32	EUR 200	220,206
Oncor Electric Delivery Co. LLC, 3.50%, 05/15/31(a)	EUR 200	219,637
PepsiCo Inc.
0.40%, 10/09/32	EUR 300	266,120
1.05%, 10/09/50	EUR 200	136,051
1.13%, 03/18/31	EUR 400	388,782
3.55%, 07/22/34	GBP 200	232,669
Security	Par (000)	Value
United States (continued)
Pfizer Inc., 6.50%, 06/03/38(a)	GBP 300	$430,075
Philip Morris International Inc.
1.45%, 08/01/39	EUR 400	302,354
2.00%, 05/09/36	EUR 200	178,790
2.88%, 03/03/26	EUR 550	596,142
PPG Industries Inc., 2.75%, 06/01/29	EUR 300	320,826
Procter & Gamble Co. (The)
1.88%, 10/30/38	EUR 300	279,894
3.20%, 04/29/34	EUR 600	659,747
Prologis Euro Finance LLC
0.25%, 09/10/27	EUR 300	301,415
0.50%, 02/16/32	EUR 250	219,506
1.00%, 02/08/29	EUR 200	198,861
1.00%, 02/06/35	EUR 350	292,690
1.50%, 02/08/34	EUR 550	499,098
1.50%, 09/10/49	EUR 100	66,812
1.88%, 01/05/29	EUR 100	103,087
4.25%, 01/31/43	EUR 250	279,460
Public Storage Operating Co., 0.88%, 01/24/32	EUR 200	181,961
PVH Corp., 3.13%, 12/15/27(a)	EUR 300	323,832
Realty Income Corp.
2.50%, 01/14/42	GBP 100	83,850
4.88%, 07/06/30	EUR 200	232,004
5.75%, 12/05/31	GBP 300	390,568
Roche Finance Europe BV
3.20%, 08/27/29(a)	EUR 300	332,296
3.56%, 05/03/44(a)	EUR 200	219,258
3.59%, 12/04/36(a)	EUR 500	563,970
Sanofi SA
1.25%, 04/06/29(a)	EUR 500	509,041
1.25%, 03/21/34(a)	EUR 300	280,388
1.75%, 09/10/26(a)	EUR 500	533,970
Series 12FX, 1.38%, 03/21/30(a)	EUR 500	506,416
Series 8, 1.00%, 03/21/26(a)	EUR 600	637,500
Schlumberger Finance BV
0.50%, 10/15/31(a)	EUR 500	448,562
1.38%, 10/28/26(a)	EUR 500	527,419
Schneider Electric SE
0.25%, 03/11/29(a)	EUR 400	389,606
0.88%, 03/11/25(a)	EUR 200	215,713
1.38%, 06/21/27(a)	EUR 600	629,637
3.38%, 09/03/36(a)	EUR 400	435,678
3.50%, 11/09/32(a)	EUR 500	560,192
Simon International Finance SCA
1.13%, 03/19/33(a)	EUR 200	179,460
1.25%, 05/13/25(a)	EUR 270	290,940
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.108%)(b)	EUR 400	404,079
Southern Power Co., 1.85%, 06/20/26	EUR 250	267,424
Stellantis NV
0.63%, 03/30/27(a)	EUR 500	511,397
0.75%, 01/18/29(a)	EUR 600	581,224
1.25%, 06/20/33(a)	EUR 600	519,110
2.75%, 04/01/32(a)	EUR 400	400,853
Stryker Corp.
2.63%, 11/30/30	EUR 560	592,095
3.63%, 09/11/36	EUR 100	108,802
Swiss Re Finance U.K. PLC, 2.71%, 06/04/52, (1-year EUR Swap + 3.750%)(a)(b)	EUR 100	99,381
Tapestry Inc., 5.88%, 11/27/31	EUR 300	333,572
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Thermo Fisher Scientific Finance I BV
1.13%, 10/18/33	EUR 500	$455,200
1.63%, 10/18/41	EUR 600	485,786
Thermo Fisher Scientific Inc.
0.50%, 03/01/28	EUR 575	579,350
0.88%, 10/01/31	EUR 300	281,239
1.40%, 01/23/26	EUR 200	214,022
1.88%, 10/01/49	EUR 450	341,795
2.38%, 04/15/32	EUR 250	257,652
Time Warner Cable LLC, 5.75%, 06/02/31	GBP 350	430,562
Timken Co. (The), 4.13%, 05/23/34	EUR 100	108,741
T-Mobile USA Inc., 3.85%, 05/08/36	EUR 200	221,548
Toyota Motor Credit Corp.
0.13%, 11/05/27(a)	EUR 400	400,277
0.25%, 07/16/26(a)	EUR 350	363,951
0.63%, 11/21/24(a)	EUR 420	456,247
0.75%, 11/19/26(a)	GBP 700	829,789
4.05%, 09/13/29(a)	EUR 500	563,776
5.63%, 10/23/28(a)	GBP 200	262,767
U.S. Bancorp, 4.01%, 05/21/32, (3-mo. EURIBOR + 1.200%)(b)	EUR 200	221,628
United Parcel Service Inc.
1.63%, 11/15/25	EUR 550	591,401
5.13%, 02/12/50(a)	GBP 150	186,143
Upjohn Finance BV, 1.91%, 06/23/32(a)	EUR 400	379,720
Utah Acquisition Sub Inc., 2.25%, 11/22/24(a)	EUR 530	576,111
Ventas Canada Finance Ltd.
2.45%, 01/04/27	CAD 200	139,473
5.10%, 03/05/29	CAD 400	297,774
Verizon Communications Inc.
0.38%, 03/22/29	EUR 527	511,140
1.00%, 11/30/27(a)	CHF 200	232,044
1.30%, 05/18/33	EUR 450	411,826
1.38%, 10/27/26	EUR 350	370,091
1.38%, 11/02/28	EUR 500	511,698
1.85%, 05/18/40	EUR 639	541,326
2.38%, 03/22/28	CAD 200	137,253
2.63%, 12/01/31	EUR 800	834,501
3.00%, 03/23/31	AUD 200	112,731
3.38%, 10/27/36	GBP 450	471,134
4.05%, 02/17/25(a)	AUD 200	131,284
4.05%, 03/22/51	CAD 100	60,733
4.50%, 08/17/27(a)	AUD 200	130,148
4.75%, 02/17/34	GBP 300	366,780
Series 20Y, 2.88%, 01/15/38	EUR 300	297,944
Series MPLE, 2.50%, 05/16/30	CAD 200	132,633
Visa Inc.
2.00%, 06/15/29	EUR 600	629,397
2.38%, 06/15/34	EUR 200	203,744
Walmart Inc.
4.88%, 09/21/29	EUR 600	714,791
5.63%, 03/27/34(a)	GBP 550	744,987
5.75%, 12/19/30	GBP 145	197,766
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD 200	141,678
Warnermedia Holdings Inc.
4.30%, 01/17/30	EUR 200	219,342
4.69%, 05/17/33	EUR 200	217,910
Wells Fargo & Co.
1.00%, 02/02/27(a)	EUR 500	519,290
1.38%, 10/26/26(a)	EUR 600	633,088
Security	Par (000)	Value
United States (continued)
1.50%, 05/24/27(a)	EUR 250	$261,865
1.74%, 05/04/30, (3-mo. EURIBOR + 1.850%)(a)(b)	EUR 620	629,318
2.13%, 09/24/31(a)	GBP 300	319,409
3.47%, 04/26/28, (1-day SONIA + 1.280%)(a)(b)	GBP 550	680,162
3.50%, 09/12/29(a)	GBP 200	240,610
3.90%, 07/22/32, (3-mo. EURIBOR + 1.220%)(a)(b)	EUR 400	441,245
5.08%, 04/26/28(b)	CAD 200	147,672
Series MPLE, 2.49%, 02/18/27	CAD 300	209,394
Welltower OP LLC, 4.80%, 11/20/28	GBP 300	380,184
Whirlpool Finance Luxembourg SARL, 1.25%, 11/02/26	EUR 600	630,961
WMG Acquisition Corp.
2.25%, 08/15/31(a)	EUR 100	98,248
2.75%, 07/15/28(a)	EUR 100	105,031
WP Carey Inc., 4.25%, 07/23/32	EUR 400	444,718
WPC Eurobond BV, 1.35%, 04/15/28	EUR 200	203,276
		147,631,902
Total Corporate Bonds & Notes — 18.5% (Cost: $1,328,928,359)		1,288,053,736
Foreign Government Obligations
Australia — 2.4%
Airservices Australia, 5.40%, 11/15/28	AUD 200	134,468
Australia Government Bond
0.25%, 11/21/25(a)	AUD 3,178	2,008,051
0.50%, 09/21/26(a)	AUD 8,040	4,954,529
1.00%, 12/21/30(a)	AUD 4,000	2,174,598
1.00%, 11/21/31(a)	AUD 10,400	5,465,102
1.25%, 05/21/32	AUD 6,836	3,600,769
1.50%, 06/21/31(a)	AUD 7,675	4,242,037
1.75%, 11/21/32(a)	AUD 5,801	3,129,856
1.75%, 06/21/51(a)	AUD 2,926	1,010,312
2.25%, 05/21/28(a)	AUD 7,176	4,443,318
2.50%, 05/21/30(a)	AUD 6,431	3,881,372
2.75%, 11/21/27(a)	AUD 7,899	5,009,563
2.75%, 11/21/28(a)	AUD 6,314	3,955,048
2.75%, 11/21/29(a)	AUD 6,232	3,843,911
2.75%, 06/21/35(a)	AUD 1,465	818,444
2.75%, 05/21/41(a)	AUD 2,899	1,462,305
3.00%, 11/21/33(a)	AUD 4,030	2,359,606
3.00%, 03/21/47(a)	AUD 4,996	2,425,109
3.25%, 04/21/29(a)	AUD 9,088	5,778,765
3.25%, 06/21/39(a)	AUD 2,067	1,151,088
3.50%, 12/21/34(a)	AUD 4,246	2,563,385
3.75%, 05/21/34(a)	AUD 5,351	3,316,675
3.75%, 04/21/37(a)	AUD 2,629	1,588,923
4.25%, 04/21/26(a)	AUD 7,669	5,058,970
4.25%, 06/21/34(a)	AUD 3,700	2,387,073
4.25%, 12/21/35(a)	AUD 500	320,093
4.50%, 04/21/33(a)	AUD 5,010	3,309,268
4.75%, 04/21/27(a)	AUD 28,641	19,161,538
4.75%, 06/21/54(a)	AUD 3,150	1,999,345
Australian Capital Territory
1.25%, 05/22/25(a)	AUD 170	109,914
1.75%, 10/23/31	AUD 300	161,235
2.50%, 05/21/26(a)	AUD 60	38,376

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
4.50%, 10/23/34	AUD 1,000	$615,179
5.25%, 10/23/36(a)	AUD 300	192,976
Canadian Government Bond, 1.50%, 06/01/31	CAD 2,970	1,928,468
Housing Australia, 1.52%, 05/27/30(a)	AUD 500	280,176
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD 1,530	828,314
1.50%, 02/20/32(a)	AUD 1,400	730,584
1.75%, 03/20/34(a)	AUD 5,825	2,859,166
2.00%, 03/20/31	AUD 1,000	559,527
2.00%, 03/08/33	AUD 3,320	1,732,994
2.25%, 11/20/40	AUD 300	126,962
2.25%, 05/07/41	AUD 1,050	437,411
2.50%, 11/22/32(a)	AUD 400	220,827
3.00%, 05/20/27(a)	AUD 5,600	3,572,803
3.00%, 03/20/28	AUD 4,040	2,549,737
3.00%, 11/15/28(a)	AUD 1,390	868,939
3.00%, 04/20/29(a)	AUD 1,350	836,977
4.00%, 05/20/26(a)	AUD 800	524,194
4.25%, 02/20/36(a)	AUD 2,458	1,464,799
4.75%, 02/20/35(a)	AUD 1,050	662,910
4.75%, 09/20/35(a)	AUD 200	125,439
4.75%, 02/20/37(a)	AUD 800	493,386
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD 400	234,872
2.50%, 05/21/32	AUD 900	493,234
2.75%, 04/21/27	AUD 400	253,479
4.10%, 11/21/42(a)	AUD 200	103,580
5.25%, 03/21/34	AUD 200	129,067
Queensland Treasury Corp.
1.25%, 03/10/31(e)	AUD 500	266,120
1.50%, 03/02/32(e)	AUD 700	363,872
1.50%, 08/20/32(e)	AUD 750	383,179
1.75%, 08/21/31(e)	AUD 1,710	925,834
1.75%, 07/20/34(a)(e)	AUD 2,530	1,224,608
2.00%, 08/22/33	AUD 550	282,196
2.25%, 11/20/41(e)	AUD 650	268,599
2.50%, 03/06/29(a)	AUD 3,320	2,019,099
2.75%, 08/20/27(e)	AUD 950	599,987
3.25%, 07/21/28(a)(e)	AUD 1,323	838,060
3.25%, 08/21/29(e)	AUD 6,292	3,918,588
3.50%, 08/21/30(a)(e)	AUD 1,300	805,318
3.50%, 08/21/30(e)	AUD 700	433,633
4.20%, 02/20/47(a)(e)	AUD 300	160,500
4.50%, 03/09/33(a)(e)	AUD 1,000	634,718
4.75%, 07/21/25(e)	AUD 2,680	1,767,906
4.75%, 02/02/34(e)	AUD 1,000	639,193
5.00%, 07/21/37(a)(e)	AUD 850	533,940
5.25%, 07/21/36(e)	AUD 1,000	648,557
South Australian Government Financing Authority
1.75%, 05/24/32(a)	AUD 1,550	815,712
1.75%, 05/24/34(a)	AUD 300	146,076
2.00%, 05/23/36(a)	AUD 700	325,087
2.75%, 05/24/30	AUD 1,000	598,609
3.00%, 09/20/27(a)	AUD 350	222,340
4.75%, 05/24/38(a)	AUD 1,740	1,058,799
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD 550	317,610
2.25%, 01/22/32(a)	AUD 100	55,052
4.75%, 01/25/35	AUD 400	250,502
Security	Par (000)	Value
Australia (continued)
Treasury Corp. of Victoria
0.50%, 11/20/25	AUD 1,950	$1,233,819
1.25%, 11/19/27	AUD 1,500	900,934
1.50%, 11/20/30	AUD 7,460	4,074,309
1.50%, 09/10/31	AUD 4,340	2,295,744
2.00%, 09/17/35	AUD 500	236,170
2.00%, 11/20/37	AUD 1,440	630,140
2.25%, 09/15/33(a)	AUD 2,700	1,406,143
2.25%, 11/20/34	AUD 4,160	2,080,398
2.25%, 11/20/41	AUD 300	122,802
2.40%, 08/18/50	AUD 200	69,299
2.50%, 10/22/29	AUD 2,890	1,726,825
3.00%, 10/20/28(a)	AUD 1,760	1,098,152
4.25%, 12/20/32	AUD 3,120	1,941,740
4.75%, 09/15/36	AUD 1,600	983,726
5.25%, 09/15/38	AUD 1,300	821,533
5.25%, 09/15/44	AUD 200	123,114
5.50%, 11/17/26	AUD 1,300	875,476
Western Australian Treasury Corp.
1.50%, 10/22/30	AUD 500	276,008
1.75%, 10/22/31	AUD 1,000	541,237
2.00%, 10/24/34(a)	AUD 1,250	623,172
2.75%, 07/24/29(a)	AUD 900	549,650
3.00%, 10/21/26(a)	AUD 900	578,736
3.00%, 10/21/27(a)	AUD 540	343,007
3.25%, 07/20/28(a)	AUD 750	475,603
4.25%, 07/20/33	AUD 400	250,295
4.50%, 07/21/32	AUD 700	449,803
5.00%, 07/23/25(a)	AUD 50	33,052
		169,933,627
Austria — 0.9%
Autobahnen- und Schnell- strassen-Finanzierungs AG
0.10%, 07/09/29(a)	EUR 400	388,121
2.75%, 10/02/34(a)	EUR 1,000	1,079,334
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(f)	EUR 450	389,373
Republic of Austria Government Bond
0.00%, 10/20/28(e)	EUR 2,450	2,416,829
0.00%, 02/20/30(e)	EUR 1,033	979,918
0.00%, 02/20/31(e)	EUR 1,662	1,528,583
0.00%, 10/20/40(e)	EUR 1,033	694,175
0.25%, 10/20/36(e)	EUR 1,978	1,564,699
0.50%, 04/20/27(e)	EUR 2,170	2,254,865
0.50%, 02/20/29(a)(e)	EUR 2,342	2,340,998
0.50%, 02/20/29(e)	EUR 432	431,815
0.70%, 04/20/71(e)	EUR 710	352,050
0.75%, 10/20/26(e)	EUR 3,634	3,831,602
0.75%, 02/20/28(e)	EUR 2,417	2,487,630
0.75%, 03/20/51(e)	EUR 1,580	1,007,694
0.85%, 06/30/2120(e)	EUR 285	137,799
0.90%, 02/20/32(e)	EUR 3,739	3,574,750
1.20%, 10/20/25(e)	EUR 3,514	3,772,595
1.50%, 02/20/47(e)	EUR 2,398	1,949,796
1.50%, 11/02/86(e)	EUR 371	244,604
1.85%, 05/23/49(e)	EUR 958	823,835
2.00%, 07/15/26(e)	EUR 3,960	4,276,192
2.10%, 09/20/2117(e)	EUR 1,491	1,237,628
2.40%, 05/23/34(e)	EUR 1,196	1,252,616
2.90%, 05/23/29(e)	EUR 1,200	1,324,874
2.90%, 02/20/33(a)(e)	EUR 2,680	2,934,860
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Austria (continued)
2.90%, 02/20/34(a)(e)	EUR 1,500	$1,636,475
3.15%, 06/20/44(e)	EUR 1,558	1,705,873
3.15%, 10/20/53(e)	EUR 1,030	1,121,734
3.20%, 07/15/39(a)	EUR 970	1,071,498
3.45%, 10/20/30(a)(e)	EUR 5,640	6,398,034
3.80%, 01/26/62(e)	EUR 1,375	1,722,071
4.15%, 03/15/37(a)(e)	EUR 3,140	3,819,418
4.85%, 03/15/26(e)	EUR 2,014	2,258,325
6.25%, 07/15/27	EUR 958	1,144,815
State of Lower Austria, 3.63%, 10/04/33	EUR 200	230,918
		64,386,396
Belgium — 1.3%
Belfius Bank SA, 5.25%, 04/19/33, (5-year EUR Swap + 2.450%)(a)(b)	EUR 200	226,143
Communaute Francaise de Belgique
1.63%, 05/03/32(a)	EUR 300	293,263
3.38%, 06/22/34(a)	EUR 500	547,185
Kingdom of Belgium Government Bond
0.00%, 10/22/27(e)	EUR 2,154	2,181,123
0.00%, 10/22/31(a)(e)	EUR 2,952	2,656,966
0.10%, 06/22/30(e)	EUR 2,877	2,719,656
0.35%, 06/22/32(e)	EUR 3,360	3,039,393
0.40%, 06/22/40(e)	EUR 1,390	985,209
0.65%, 06/22/71(e)	EUR 830	374,505
0.80%, 06/22/27(e)	EUR 6,806	7,101,175
0.80%, 06/22/28(e)	EUR 2,870	2,940,784
0.90%, 06/22/29(e)	EUR 1,835	1,851,493
1.00%, 06/22/26(e)	EUR 1,458	1,550,449
1.00%, 06/22/31(e)	EUR 1,746	1,702,815
1.40%, 06/22/53(e)	EUR 2,090	1,427,950
1.45%, 06/22/37(e)	EUR 2,411	2,168,081
1.60%, 06/22/47(e)	EUR 2,076	1,623,454
1.70%, 06/22/50(e)	EUR 2,667	2,048,718
1.90%, 06/22/38(e)	EUR 1,151	1,076,346
2.15%, 06/22/66(e)	EUR 1,898	1,512,270
2.25%, 06/22/57(e)	EUR 1,307	1,079,276
2.70%, 10/22/29(e)	EUR 3,500	3,824,982
2.75%, 04/22/39(e)	EUR 890	918,295
2.75%, 04/22/39(a)(e)	EUR 457	471,529
2.85%, 10/22/34(a)(e)	EUR 4,461	4,801,508
3.00%, 06/22/33(e)	EUR 2,687	2,951,934
3.00%, 06/22/33(a)(e)	EUR 1,840	2,021,421
3.00%, 06/22/34(e)	EUR 1,308	1,431,733
3.30%, 06/22/54(a)(e)	EUR 2,253	2,357,120
3.45%, 06/22/43(a)(e)	EUR 1,154	1,272,490
3.50%, 06/22/55(e)	EUR 1,350	1,459,485
3.75%, 06/22/45(a)	EUR 3,399	3,900,045
4.00%, 03/28/32(a)	EUR 1,970	2,312,423
4.25%, 03/28/41(e)	EUR 3,905	4,762,359
5.00%, 03/28/35(e)	EUR 977	1,248,617
5.50%, 03/28/28(a)	EUR 1,997	2,381,397
Series 86, 1.25%, 04/22/33(e)	EUR 4,951	4,760,862
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR 400	311,294
0.30%, 10/20/31(a)	EUR 500	452,150
0.88%, 03/21/46(a)	EUR 300	196,134
1.00%, 10/13/36(a)	EUR 400	337,237
1.50%, 07/12/38(a)	EUR 100	86,572
1.50%, 04/11/44(a)	EUR 100	77,802
2.75%, 10/22/29(a)	EUR 2,100	2,275,572
3.00%, 10/12/32(a)	EUR 300	323,237
Security	Par (000)	Value
Belgium (continued)
3.13%, 06/22/34(a)	EUR 600	$652,061
3.25%, 01/12/43(a)	EUR 200	209,212
3.50%, 06/22/45(a)	EUR 300	324,730
3.63%, 06/22/32(a)	EUR 500	562,851
4.00%, 09/26/42(a)	EUR 700	809,600
Region Wallonne Belgium
0.25%, 05/03/26(a)	EUR 500	523,461
1.25%, 05/03/34(a)	EUR 500	453,308
1.25%, 06/22/71(a)	EUR 200	109,115
3.50%, 03/15/43(a)	EUR 500	528,150
3.75%, 04/22/39(a)	EUR 400	444,113
3.90%, 06/22/54(a)	EUR 300	328,453
		88,987,506
Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR 400	371,403
1.38%, 09/23/50(a)	EUR 200	130,442
2.63%, 03/26/27(a)	EUR 100	108,228
3.00%, 03/21/28(a)	EUR 200	218,276
3.13%, 03/26/35(a)	EUR 100	104,225
3.63%, 09/05/32(a)	EUR 400	443,783
4.13%, 09/23/29(a)	EUR 200	228,447
4.38%, 05/13/31(a)	EUR 510	592,965
4.63%, 09/23/34(a)	EUR 300	355,215
4.88%, 05/13/36(a)	EUR 450	537,828
		3,090,812
Canada — 4.3%
British Columbia Investment Management Corp., 3.40%, 06/02/30	CAD 1,000	717,578
Canada Government Bond, 1.50%, 12/01/31	CAD 1,420	913,762
Canada Housing Trust No. 1
0.95%, 06/15/25(e)	CAD 2,100	1,485,939
1.10%, 12/15/26(e)	CAD 1,000	688,547
1.10%, 03/15/31(e)	CAD 900	564,008
1.25%, 06/15/26(e)	CAD 1,800	1,254,335
1.40%, 03/15/31(e)	CAD 1,060	677,288
1.55%, 12/15/26(e)	CAD 1,800	1,251,232
1.60%, 12/15/31(e)	CAD 650	413,800
1.75%, 06/15/30(e)	CAD 970	643,049
1.90%, 09/15/26(e)	CAD 1,160	814,526
1.90%, 03/15/31(e)	CAD 1,100	725,348
1.95%, 12/15/25(e)	CAD 1,750	1,239,824
2.10%, 09/15/29(e)	CAD 2,590	1,769,391
2.15%, 12/15/31(e)	CAD 1,500	992,084
2.25%, 12/15/25(e)	CAD 100	71,083
2.35%, 06/15/27(e)	CAD 1,500	1,056,699
2.35%, 03/15/28(e)	CAD 350	245,212
2.45%, 12/15/31(e)	CAD 1,000	674,907
2.55%, 03/15/25(e)	CAD 910	651,193
2.65%, 03/15/28(e)	CAD 1,300	919,752
2.65%, 12/15/28(e)	CAD 920	647,974
2.90%, 12/15/29(e)	CAD 1,600	1,132,001
3.10%, 06/15/28(e)	CAD 2,000	1,434,848
3.55%, 09/15/32(e)	CAD 2,790	2,014,944
3.60%, 12/15/27(e)	CAD 1,000	728,502
3.65%, 06/15/33(e)	CAD 2,000	1,449,615
3.70%, 06/15/29(e)	CAD 2,000	1,468,291
3.80%, 06/15/27(e)	CAD 1,000	730,460
3.95%, 06/15/28(e)	CAD 500	369,078
4.15%, 06/15/33(e)	CAD 1,570	1,179,437

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.25%, 03/15/34(e)	CAD 4,600	$3,480,829
Canadian Government Bond
0.25%, 03/01/26	CAD 10,821	7,483,054
0.50%, 12/01/30	CAD 9,859	6,077,080
1.00%, 09/01/26	CAD 8,060	5,580,371
1.00%, 06/01/27	CAD 5,577	3,815,755
1.25%, 03/01/27	CAD 11,719	8,084,194
1.25%, 06/01/30	CAD 9,812	6,397,186
1.50%, 06/01/31	CAD 4,454	2,892,052
1.50%, 12/01/31	CAD 4,967	3,196,238
1.75%, 12/01/53	CAD 6,228	3,194,509
2.00%, 06/01/28	CAD 5,000	3,475,214
2.00%, 06/01/32	CAD 4,961	3,284,845
2.00%, 12/01/51	CAD 8,509	4,686,921
2.25%, 06/01/29	CAD 1,930	1,346,744
2.25%, 12/01/29	CAD 1,390	962,995
2.50%, 12/01/32	CAD 4,290	2,931,927
2.75%, 09/01/27	CAD 3,602	2,569,226
2.75%, 06/01/33	CAD 4,560	3,167,999
2.75%, 12/01/48	CAD 2,188	1,428,406
2.75%, 12/01/55	CAD 4,781	3,080,180
2.75%, 12/01/64	CAD 1,829	1,183,658
3.00%, 04/01/26	CAD 5,050	3,620,070
3.00%, 06/01/34	CAD 1,908	1,346,070
3.25%, 09/01/28	CAD 3,856	2,794,240
3.25%, 12/01/33	CAD 3,325	2,397,043
3.25%, 12/01/34	CAD 2,120	1,524,467
3.50%, 03/01/28	CAD 6,610	4,822,937
3.50%, 09/01/29	CAD 4,710	3,455,468
3.50%, 03/01/34	CAD 6,410	4,709,669
3.50%, 12/01/45	CAD 6,920	5,126,159
4.00%, 08/01/26	CAD 2,820	2,055,633
4.00%, 03/01/29	CAD 5,280	3,943,882
4.00%, 06/01/41	CAD 4,553	3,575,453
4.50%, 11/01/25	CAD 2,450	1,781,409
4.50%, 02/01/26	CAD 3,220	2,349,856
5.00%, 06/01/37	CAD 4,969	4,204,698
5.75%, 06/01/33	CAD 2,790	2,381,445
CDP Financial Inc., 3.00%, 04/11/29(a)	EUR 1,000	1,103,590
City of Montreal Canada
2.40%, 12/01/41	CAD 200	108,737
3.00%, 09/01/27	CAD 300	213,668
3.15%, 12/01/36	CAD 250	160,749
3.50%, 12/01/38	CAD 700	456,141
3.90%, 09/01/34	CAD 200	141,765
4.25%, 09/01/33	CAD 200	146,688
City of Ottawa Ontario
2.50%, 05/11/51	CAD 100	50,269
3.10%, 07/27/48	CAD 100	57,421
3.75%, 10/02/34	CAD 300	211,150
4.10%, 12/06/52	CAD 200	135,931
City of Toronto Canada
2.15%, 08/25/40	CAD 400	213,869
2.40%, 06/07/27	CAD 250	175,845
2.80%, 11/22/49	CAD 200	107,423
2.90%, 04/29/51	CAD 250	136,735
2.95%, 04/28/35	CAD 50	32,478
3.20%, 08/01/48	CAD 100	58,618
3.25%, 04/20/32	CAD 400	278,802
4.30%, 06/01/52	CAD 100	70,207
4.55%, 10/29/54	CAD 400	292,136
Security	Par (000)	Value
Canada (continued)
4.90%, 05/15/54	CAD 200	$154,214
CPPIB Capital Inc.
0.25%, 01/18/41(a)	EUR 290	199,051
0.75%, 02/02/37(a)	EUR 500	414,990
1.13%, 12/14/29(a)	GBP 250	272,794
1.63%, 10/22/71(a)	GBP 250	124,946
1.95%, 09/30/29(a)	CAD 500	337,676
3.25%, 03/08/28(a)	CAD 1,000	719,396
3.60%, 06/02/29(a)	CAD 1,000	728,332
3.95%, 06/02/32(a)	CAD 500	366,519
4.30%, 06/02/34(a)	CAD 400	298,033
4.75%, 06/02/33(a)	CAD 500	385,232
5.20%, 03/04/34(a)	AUD 400	262,656
Export Development Canada
0.25%, 03/07/26(a)	EUR 600	633,567
2.63%, 01/18/29(a)	EUR 500	545,411
2.88%, 01/19/28(a)	EUR 1,000	1,099,548
3.88%, 10/03/28(a)	GBP 400	504,993
4.00%, 02/19/26(a)	GBP 100	127,848
Government of Newfoundland and Labrador
4.15%, 06/02/33	CAD 1,000	729,930
4.60%, 10/17/55	CAD 200	146,306
Hydro-Quebec
2.00%, 09/01/28	CAD 500	343,183
2.10%, 02/15/60	CAD 1,500	668,077
3.40%, 09/01/29	CAD 700	505,102
4.00%, 02/15/55	CAD 1,890	1,304,899
4.00%, 02/15/63	CAD 1,800	1,249,530
4.00%, 02/15/65	CAD 100	69,441
5.00%, 02/15/45	CAD 1,100	866,669
5.00%, 02/15/50	CAD 1,120	897,702
6.00%, 08/15/31	CAD 200	164,386
6.00%, 02/15/40	CAD 910	785,705
6.50%, 02/15/35	CAD 400	348,310
Labrador-Island Link Funding Trust
3.85%, 12/01/53(e)	CAD 300	204,410
Series A, 3.76%, 06/01/33(e)	CAD 300	215,987
Municipal Finance Authority of British Columbia
3.30%, 04/08/32	CAD 200	140,130
3.35%, 06/01/27	CAD 500	360,344
4.05%, 12/03/33	CAD 200	145,686
4.50%, 12/03/28	CAD 1,000	751,628
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD 200	124,366
Series A, 3.63%, 06/01/29(e)	CAD 300	219,006
OMERS Finance Trust, 3.13%, 01/25/29(a)	EUR 400	440,315
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD 300	232,498
Ontario Teachers' Finance Trust
0.10%, 05/19/28(a)	EUR 100	99,203
0.90%, 05/20/41(a)	EUR 310	236,421
1.85%, 05/03/32(a)	EUR 600	601,809
OPB Finance Trust, Series F 2.98%, 01/25/27	CAD 400	284,394
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR 200	212,567
1.65%, 06/01/31	CAD 1,300	832,396
2.05%, 06/01/30	CAD 2,100	1,408,063
2.20%, 06/01/26	CAD 300	212,324
2.35%, 06/01/25	CAD 350	249,837
2.55%, 06/01/27	CAD 1,080	764,038
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.90%, 12/01/28	CAD 1,050	$745,055
2.90%, 09/20/29	CAD 300	211,783
2.95%, 06/01/52	CAD 470	268,297
3.05%, 12/01/48	CAD 1,030	605,375
3.10%, 06/01/50	CAD 2,140	1,264,575
3.13%, 10/16/34(a)	EUR 1,000	1,103,115
3.30%, 12/01/46	CAD 1,390	861,313
3.45%, 12/01/43	CAD 25	16,101
3.90%, 12/01/33	CAD 200	144,669
4.10%, 06/01/29	CAD 1,000	743,785
4.15%, 06/01/33	CAD 900	664,535
4.45%, 12/01/54	CAD 300	224,465
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR 300	320,914
1.55%, 06/18/31	CAD 500	317,510
2.20%, 06/18/30	CAD 1,540	1,039,628
2.30%, 06/18/26	CAD 200	141,722
2.55%, 06/18/27	CAD 300	212,207
2.75%, 06/18/52	CAD 1,450	791,566
2.80%, 06/18/48	CAD 1,170	657,197
2.85%, 06/18/25	CAD 550	393,682
2.95%, 12/18/28	CAD 200	142,152
2.95%, 06/18/50	CAD 820	468,976
3.00%, 07/24/34(a)	EUR 400	436,318
3.20%, 06/18/32	CAD 500	348,039
3.20%, 06/18/44	CAD 1,400	864,003
3.40%, 05/24/39(a)	EUR 500	558,990
3.55%, 06/18/33	CAD 800	564,661
4.15%, 06/18/34	CAD 900	660,382
4.25%, 12/18/53	CAD 600	433,227
4.30%, 06/18/42	CAD 1,510	1,092,984
4.45%, 12/18/55	CAD 400	298,696
4.50%, 06/18/29(a)	GBP 1,000	1,283,369
4.95%, 06/18/40	CAD 170	132,495
5.00%, 06/18/31	CAD 120	93,656
5.70%, 06/18/29	CAD 1,000	792,728
6.35%, 06/18/31	CAD 40	33,470
Province of Manitoba Canada
2.05%, 06/02/30	CAD 500	334,632
2.05%, 06/02/31	CAD 600	393,281
2.05%, 09/05/52	CAD 870	395,943
2.45%, 06/02/25	CAD 50	35,711
2.55%, 06/02/26	CAD 200	142,271
2.60%, 06/02/27	CAD 200	141,621
2.75%, 06/02/29	CAD 300	210,657
2.85%, 09/05/46	CAD 590	333,660
3.00%, 06/02/28	CAD 300	213,877
3.20%, 03/05/50	CAD 630	373,392
3.25%, 09/05/29	CAD 600	429,666
3.40%, 09/05/48	CAD 690	425,065
3.80%, 09/05/53	CAD 500	328,075
3.90%, 12/02/32	CAD 600	435,909
4.10%, 03/05/41	CAD 400	280,244
4.25%, 06/02/34	CAD 500	369,111
4.40%, 09/05/55	CAD 200	145,400
4.60%, 03/05/38	CAD 70	52,417
6.30%, 03/05/31	CAD 300	248,943
Province of New Brunswick Canada
1.80%, 08/14/25	CAD 500	354,848
2.35%, 08/14/27	CAD 570	400,340
2.60%, 08/14/26	CAD 200	142,162
Security	Par (000)	Value
Canada (continued)
3.05%, 08/14/50	CAD 850	$490,449
3.10%, 08/14/28	CAD 200	142,937
3.10%, 08/14/48	CAD 300	176,062
3.55%, 06/03/43	CAD 210	136,032
3.80%, 08/14/45	CAD 200	133,067
3.95%, 08/14/32	CAD 500	364,914
4.55%, 03/26/37	CAD 60	44,837
4.65%, 09/26/35	CAD 400	303,104
4.80%, 09/26/39	CAD 300	228,533
5.00%, 08/14/54	CAD 200	160,833
Province of Newfoundland and Labrador Canada
1.75%, 06/02/30	CAD 600	392,696
2.05%, 06/02/31	CAD 300	195,207
2.65%, 10/17/50	CAD 400	205,608
2.85%, 06/02/28	CAD 500	353,611
2.85%, 06/02/29	CAD 870	611,042
3.00%, 06/02/26	CAD 130	93,051
3.15%, 12/02/52	CAD 300	169,503
3.30%, 10/17/46	CAD 250	148,427
3.70%, 10/17/48	CAD 320	201,681
Province of Nova Scotia Canada
2.00%, 09/01/30	CAD 500	332,669
2.10%, 06/01/27	CAD 600	419,563
3.15%, 12/01/51	CAD 960	562,637
3.50%, 06/02/62	CAD 30	18,456
4.05%, 06/01/33	CAD 200	146,048
4.40%, 06/01/42	CAD 220	160,019
4.70%, 06/01/41	CAD 200	150,792
4.75%, 12/01/54	CAD 300	231,620
5.80%, 06/01/33	CAD 300	246,236
Province of Ontario Canada
0.00%, 11/25/30(a)	EUR 400	367,637
0.25%, 12/15/26(a)	GBP 320	375,992
0.38%, 04/08/27(a)	EUR 200	206,266
1.05%, 09/08/27	CAD 300	203,228
1.35%, 09/08/26	CAD 300	208,449
1.35%, 12/02/30	CAD 1,500	954,675
1.55%, 11/01/29	CAD 2,830	1,870,823
1.85%, 02/01/27	CAD 600	418,791
1.90%, 12/02/51	CAD 2,020	918,115
2.05%, 06/02/30	CAD 1,550	1,039,220
2.15%, 06/02/31	CAD 900	595,043
2.25%, 12/02/31	CAD 1,000	658,875
2.40%, 06/02/26	CAD 2,860	2,030,492
2.55%, 12/02/52	CAD 1,500	788,217
2.60%, 06/02/27	CAD 2,360	1,671,590
2.65%, 12/02/50	CAD 2,300	1,246,721
2.70%, 06/02/29	CAD 1,460	1,023,777
2.80%, 06/02/48	CAD 2,640	1,493,686
2.90%, 06/02/28	CAD 2,500	1,777,704
2.90%, 12/02/46	CAD 2,600	1,511,970
2.90%, 06/02/49	CAD 3,160	1,810,541
3.10%, 01/31/34(a)	EUR 800	880,665
3.40%, 09/08/28	CAD 400	289,253
3.45%, 06/02/45	CAD 5,560	3,566,951
3.50%, 06/02/43	CAD 1,620	1,055,713
3.60%, 03/08/28	CAD 1,000	727,529
3.65%, 06/02/33	CAD 2,000	1,424,122
3.75%, 06/02/32	CAD 3,900	2,819,897
3.75%, 12/02/53	CAD 2,330	1,554,448
4.10%, 03/04/33	CAD 700	515,745

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.15%, 06/02/34	CAD 5,070	$3,727,092
4.15%, 12/02/54	CAD 2,700	1,928,203
4.60%, 06/02/39	CAD 2,540	1,911,259
4.60%, 12/02/55	CAD 1,350	1,040,455
4.65%, 06/02/41	CAD 3,250	2,463,426
4.70%, 06/02/37	CAD 1,703	1,300,462
5.60%, 06/02/35	CAD 500	410,123
5.85%, 03/08/33	CAD 290	238,919
6.20%, 06/02/31	CAD 580	481,665
6.50%, 03/08/29	CAD 50	40,596
Province of Prince Edward Island Canada, 2.65%, 12/01/51	CAD 300	156,580
Province of Quebec Canada
0.25%, 05/05/31(a)	EUR 550	507,214
0.50%, 01/25/32(a)	EUR 600	552,531
0.88%, 01/15/25(a)	EUR 200	216,581
0.88%, 05/04/27(a)	EUR 550	573,373
0.88%, 07/05/28(a)	EUR 150	153,050
1.13%, 10/28/25(a)	EUR 300	321,452
1.90%, 09/01/30	CAD 2,160	1,429,671
2.30%, 09/01/29	CAD 2,010	1,382,226
2.50%, 09/01/26	CAD 1,800	1,277,353
2.60%, 07/06/25	CAD 300	214,375
2.75%, 09/01/25	CAD 250	178,717
2.75%, 09/01/27	CAD 500	355,173
2.75%, 09/01/28	CAD 1,590	1,123,354
2.85%, 12/01/53	CAD 2,420	1,347,324
3.10%, 12/01/51	CAD 1,890	1,112,683
3.13%, 03/27/34(a)	EUR 1,000	1,098,099
3.25%, 09/01/32	CAD 2,000	1,395,407
3.50%, 12/01/45	CAD 2,580	1,658,388
3.50%, 12/01/48	CAD 2,280	1,450,644
3.60%, 09/01/33	CAD 5,600	3,963,475
4.20%, 12/01/57	CAD 700	502,594
4.25%, 12/01/43	CAD 650	466,786
4.40%, 12/01/55	CAD 3,310	2,456,135
4.45%, 09/01/34	CAD 2,080	1,561,985
5.00%, 12/01/38	CAD 1,000	781,378
5.00%, 12/01/41	CAD 2,500	1,966,672
5.75%, 12/01/36	CAD 1,520	1,267,327
6.25%, 06/01/32	CAD 110	92,199
Province of Saskatchewan Canada
2.15%, 06/02/31	CAD 500	330,297
2.20%, 06/02/30	CAD 400	270,193
2.65%, 06/02/27	CAD 450	319,092
2.75%, 12/02/46	CAD 300	168,975
2.80%, 12/02/52	CAD 720	397,375
3.05%, 12/02/28	CAD 700	499,556
3.10%, 06/02/50	CAD 700	413,827
3.30%, 05/08/34(a)	EUR 500	556,435
3.30%, 06/02/48	CAD 500	307,987
3.40%, 02/03/42	CAD 100	64,657
3.75%, 03/05/54	CAD 400	264,991
3.90%, 06/02/45	CAD 150	102,431
4.20%, 12/02/54	CAD 300	214,767
4.75%, 06/01/40	CAD 100	76,308
PSP Capital Inc.
1.50%, 03/15/28(a)	CAD 450	305,667
3.00%, 11/05/25(a)	CAD 200	143,214
3.25%, 07/02/34(a)	EUR 300	331,532
3.75%, 06/15/29(a)	CAD 500	366,237
Security	Par (000)	Value
Canada (continued)
4.15%, 06/01/33(a)	CAD 500	$368,746
4.40%, 12/02/30(a)	CAD 500	377,627
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD 100	66,520
Regional Municipality of York
2.15%, 06/22/31	CAD 500	329,152
2.60%, 12/15/25	CAD 50	35,637
South Coast British Columbia Transportation Authority
3.25%, 11/23/28	CAD 250	179,728
4.15%, 12/12/53	CAD 200	136,881
4.60%, 06/14/55	CAD 200	147,491
		300,299,582
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP 780,000	806,780
4.70%, 09/01/30(e)	CLP 1,395,000	1,378,663
5.00%, 10/01/28(e)	CLP 600,000	616,082
5.00%, 03/01/35	CLP 600,000	599,178
5.10%, 07/15/50	CLP 250,000	255,806
5.30%, 11/01/37(a)(e)	CLP 885,000	902,369
5.80%, 10/01/34(e)	CLP 800,000	848,249
6.00%, 04/01/33(e)	CLP 400,000	423,860
6.00%, 01/01/43	CLP 315,000	356,020
6.20%, 10/01/40(e)	CLP 600,000	672,635
7.00%, 05/01/34(e)	CLP 400,000	462,391
Chile Government International Bond
0.10%, 01/26/27	EUR 200	202,947
0.56%, 01/21/29	EUR 200	194,413
0.83%, 07/02/31	EUR 200	183,830
1.25%, 01/29/40	EUR 300	229,744
1.25%, 01/22/51	EUR 200	122,586
1.30%, 07/26/36	EUR 200	167,837
1.63%, 01/30/25	EUR 300	324,560
1.75%, 01/20/26	EUR 300	320,816
3.88%, 07/09/31	EUR 400	441,832
4.13%, 07/05/34	EUR 300	335,911
		9,846,509
China — 18.5%
Agricultural Development Bank of China
2.12%, 03/12/27	CNY 4,300	608,108
2.22%, 04/09/29	CNY 17,000	2,418,054
2.35%, 09/07/26	CNY 98,800	14,018,381
2.47%, 04/02/34	CNY 40,350	5,767,907
2.50%, 08/24/27	CNY 108,700	15,539,708
2.55%, 05/11/26	CNY 21,400	3,040,965
2.60%, 12/01/25	CNY 5,000	708,989
2.74%, 02/23/27	CNY 8,000	1,146,561
2.83%, 08/11/29	CNY 6,800	991,726
2.83%, 06/16/33	CNY 32,900	4,827,342
2.85%, 10/20/33	CNY 32,900	4,840,297
2.87%, 05/14/27	CNY 5,000	719,667
2.90%, 03/08/28	CNY 15,000	2,174,976
2.97%, 10/14/32	CNY 26,000	3,845,247
2.99%, 08/11/26	CNY 75,250	10,792,625
3.06%, 06/06/32	CNY 122,430	18,196,590
3.10%, 02/27/33	CNY 87,600	13,078,077
3.30%, 11/05/31	CNY 30,000	4,524,976
3.35%, 03/24/26	CNY 76,400	10,962,686
3.48%, 02/04/28	CNY 15,000	2,211,006
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.52%, 05/24/31	CNY 60,000	$9,132,722
3.63%, 07/19/26	CNY 27,800	4,027,429
3.74%, 07/12/29	CNY 139,500	21,145,479
3.75%, 01/25/29	CNY 38,650	5,825,538
3.79%, 10/26/30	CNY 54,000	8,303,310
3.85%, 01/06/27	CNY 41,100	6,022,561
3.95%, 02/26/31	CNY 13,000	2,019,837
4.00%, 11/12/25	CNY 46,000	6,614,269
4.65%, 05/11/28	CNY 31,000	4,758,775
China Development Bank
2.00%, 04/12/27	CNY 21,500	3,033,237
2.35%, 05/06/34	CNY 38,450	5,467,492
2.52%, 05/25/28	CNY 28,550	4,101,270
2.63%, 01/08/34	CNY 33,700	4,885,670
2.65%, 02/24/27	CNY 15,500	2,219,148
2.69%, 06/16/27	CNY 56,860	8,166,219
2.69%, 09/11/33	CNY 80,000	11,621,682
2.77%, 10/24/32	CNY 153,600	22,433,051
2.83%, 09/10/26	CNY 10,700	1,532,069
2.96%, 07/18/32	CNY 46,300	6,845,989
2.98%, 04/22/32	CNY 44,000	6,514,678
3.00%, 01/17/32	CNY 141,500	20,959,395
3.02%, 03/06/33	CNY 74,550	11,083,898
3.05%, 08/25/26	CNY 190,600	27,376,391
3.09%, 06/18/30	CNY 36,450	5,402,687
3.12%, 09/13/31	CNY 39,000	5,819,509
3.18%, 04/05/26	CNY 10,000	1,432,212
3.41%, 06/07/31	CNY 10,000	1,514,278
3.43%, 01/14/27	CNY 34,800	5,060,249
3.45%, 09/20/29	CNY 17,000	2,553,747
3.48%, 01/08/29	CNY 225,500	33,623,094
3.50%, 08/13/26	CNY 37,200	5,382,023
3.65%, 05/21/29	CNY 114,500	17,264,391
3.66%, 03/01/31	CNY 219,400	33,595,751
3.68%, 02/26/26	CNY 142,700	20,547,681
3.70%, 10/20/30	CNY 45,050	6,899,746
3.80%, 01/25/36	CNY 106,500	17,208,225
4.04%, 07/06/28	CNY 20,000	3,021,558
4.88%, 02/09/28	CNY 34,900	5,363,780
5.25%, 06/24/28	CNY 10,000	1,569,965
China Government Bond
1.85%, 05/15/27	CNY 38,970	5,514,414
2.18%, 08/15/26	CNY 49,000	6,966,733
2.28%, 11/25/25	CNY 176,800	25,061,909
2.28%, 03/25/31	CNY 82,100	11,715,551
2.33%, 12/15/25	CNY 22,680	3,217,160
2.35%, 02/25/34	CNY 72,050	10,289,704
2.37%, 01/20/27	CNY 87,100	12,452,122
2.40%, 07/15/28	CNY 109,000	15,653,858
2.44%, 10/15/27	CNY 139,380	20,052,625
2.46%, 02/15/26	CNY 212,700	30,254,341
2.48%, 04/15/27	CNY 167,000	23,963,129
2.48%, 09/25/28	CNY 18,550	2,674,308
2.50%, 07/25/27	CNY 109,120	15,691,807
2.52%, 08/25/33	CNY 56,860	8,221,220
2.60%, 09/01/32	CNY 309,360	44,994,957
2.62%, 09/25/29	CNY 107,300	15,618,798
2.64%, 01/15/28	CNY 105,000	15,176,697
2.67%, 05/25/33	CNY 19,000	2,778,411
2.67%, 11/25/33	CNY 59,170	8,664,976
2.68%, 05/21/30	CNY 493,760	72,186,309
Security	Par (000)	Value
China (continued)
2.69%, 08/12/26	CNY 120,000	$17,212,709
2.69%, 08/15/32	CNY 84,100	12,306,004
2.70%, 11/03/26	CNY 5,000	718,964
2.74%, 08/04/26	CNY 33,000	4,734,361
2.75%, 06/15/29	CNY 135,000	19,739,199
2.75%, 02/17/32	CNY 86,520	12,715,507
2.79%, 12/15/29	CNY 112,000	16,451,892
2.80%, 03/24/29	CNY 90,000	13,167,488
2.80%, 03/25/30	CNY 103,000	15,134,303
2.80%, 11/15/32	CNY 100,320	14,810,379
2.85%, 06/04/27	CNY 114,000	16,529,451
2.88%, 02/25/33	CNY 58,020	8,649,700
2.89%, 11/18/31	CNY 50,000	7,413,763
2.90%, 05/05/26	CNY 113,000	16,213,943
3.02%, 05/27/31	CNY 20,000	2,991,332
3.12%, 12/05/26	CNY 56,050	8,135,622
3.12%, 10/25/52	CNY 91,930	14,913,911
3.19%, 04/15/53	CNY 32,500	5,363,251
3.25%, 06/06/26	CNY 20,000	2,889,276
3.25%, 11/22/28	CNY 46,000	6,862,148
3.27%, 03/25/73	CNY 89,770	15,895,819
3.32%, 04/15/52	CNY 76,800	12,870,007
3.39%, 03/16/50	CNY 123,800	20,768,600
3.52%, 04/25/46	CNY 5,210	873,660
3.53%, 10/18/51	CNY 46,200	7,987,636
3.54%, 08/16/28	CNY 4,000	604,248
3.72%, 04/12/51	CNY 94,890	16,873,024
3.73%, 05/25/70	CNY 11,920	2,310,416
3.74%, 09/22/35	CNY 42,290	6,888,170
3.81%, 09/14/50	CNY 89,500	16,087,362
3.86%, 07/22/49	CNY 36,000	6,475,992
4.00%, 06/24/69	CNY 27,250	5,553,540
4.05%, 07/24/47	CNY 18,400	3,342,341
4.08%, 10/22/48	CNY 37,300	6,889,416
4.50%, 06/23/41	CNY 10,850	2,008,875
China Government International Bond
0.13%, 11/12/26(a)	EUR 800	823,374
0.50%, 11/12/31(a)	EUR 300	278,451
0.63%, 11/17/33(a)	EUR 400	354,953
1.00%, 11/12/39(a)	EUR 300	233,322
Export-Import Bank of China (The)
2.01%, 04/12/27	CNY 10,400	1,467,263
2.31%, 03/15/29	CNY 4,300	613,781
2.44%, 04/12/34	CNY 47,540	6,779,520
2.50%, 10/13/26	CNY 3,850	548,158
2.61%, 01/27/27	CNY 30,000	4,287,317
2.64%, 12/05/25	CNY 3,850	546,253
2.74%, 09/05/29	CNY 2,000	290,843
2.82%, 06/17/27	CNY 75,550	10,874,828
2.90%, 08/19/32	CNY 64,300	9,457,466
2.92%, 04/17/30	CNY 2,600	381,519
3.10%, 02/13/33	CNY 67,900	10,146,281
3.18%, 03/11/32	CNY 70,250	10,517,912
3.22%, 05/14/26	CNY 43,000	6,171,485
3.23%, 03/23/30	CNY 21,500	3,203,116
3.26%, 02/24/27	CNY 51,550	7,474,010
3.33%, 02/22/26	CNY 3,100	444,311
3.38%, 07/16/31	CNY 38,200	5,776,979
3.74%, 11/16/30	CNY 29,000	4,450,162
3.86%, 05/20/29	CNY 84,200	12,796,876
3.88%, 01/12/36	CNY 5,700	923,735

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
4.11%, 03/20/27	CNY 7,000	$1,034,803
4.89%, 03/26/28	CNY 24,750	3,815,010
		1,287,985,959
Colombia — 0.2%
Colombia TES, 13.25%, 02/09/33	COP 5,000,000	1,278,725
Colombian TES
9.25%, 05/28/42	COP 12,964,400	2,433,120
Series B, 5.75%, 11/03/27	COP 5,148,700	1,054,228
Series B, 6.00%, 04/28/28	COP 3,890,900	781,941
Series B, 6.25%, 11/26/25	COP 6,268,700	1,408,039
Series B, 6.25%, 07/09/36	COP 8,000,000	1,236,290
Series B, 7.00%, 03/26/31	COP 5,000,000	953,758
Series B, 7.00%, 06/30/32	COP 8,989,600	1,655,816
Series B, 7.25%, 10/18/34	COP 4,501,400	794,500
Series B, 7.25%, 10/26/50	COP 4,000,000	585,739
Series B, 7.50%, 08/26/26	COP 4,218,700	935,544
Series B, 7.75%, 09/18/30	COP 2,864,600	578,039
		13,695,739
Croatia — 0.1%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR 352	355,373
1.13%, 03/04/33(a)	EUR 200	186,716
1.50%, 06/17/31(a)	EUR 790	785,409
1.75%, 03/04/41(a)	EUR 180	156,655
2.70%, 06/15/28(a)	EUR 300	326,325
2.75%, 01/27/30(a)	EUR 450	488,928
2.88%, 04/22/32(a)	EUR 200	216,206
3.00%, 03/20/27(a)	EUR 300	327,509
4.00%, 06/14/35(a)	EUR 1,300	1,512,710
		4,355,831
Cyprus — 0.1%
Cyprus Government International Bond
0.95%, 01/20/32(a)	EUR 1,370	1,304,794
1.25%, 01/21/40(a)	EUR 472	376,485
2.38%, 09/25/28(a)	EUR 591	634,361
3.25%, 06/27/31(a)	EUR 597	664,500
4.25%, 11/04/25(a)	EUR 300	332,075
		3,312,215
Czech Republic — 0.3%
Czech Republic Government Bond
0.05%, 11/29/29	CZK 24,150	861,750
0.25%, 02/10/27	CZK 51,560	2,052,986
0.95%, 05/15/30(a)	CZK 24,740	912,271
1.00%, 06/26/26(a)	CZK 44,520	1,831,189
1.20%, 03/13/31	CZK 40,730	1,486,070
1.25%, 02/14/25	CZK 37,500	1,598,046
1.50%, 04/24/40	CZK 21,960	649,566
1.75%, 06/23/32	CZK 31,000	1,139,430
1.95%, 07/30/37	CZK 10,620	355,634
2.00%, 10/13/33	CZK 50,740	1,845,479
2.50%, 08/25/28(a)	CZK 45,690	1,879,186
2.75%, 07/23/29	CZK 36,700	1,506,962
3.50%, 05/30/35	CZK 17,110	692,635
4.20%, 12/04/36(a)	CZK 24,020	1,032,510
4.90%, 04/14/34	CZK 10,000	455,007
5.00%, 09/30/30	CZK 25,150	1,146,100
		19,444,821
Denmark — 0.3%
Denmark Government Bond
0.00%, 11/15/31	DKK 18,335	2,315,694
Security	Par (000)	Value
Denmark (continued)
0.25%, 11/15/52	DKK 12,047	$998,595
0.50%, 11/15/27	DKK 20,594	2,875,127
0.50%, 11/15/29	DKK 15,650	2,116,549
1.75%, 11/15/25	DKK 18,670	2,713,572
2.25%, 11/15/26	DKK 5,740	841,525
2.25%, 11/15/33	DKK 16,395	2,403,623
4.50%, 11/15/39	DKK 22,237	4,091,444
Kommunekredit
0.00%, 11/17/29	EUR 300	287,420
0.00%, 03/03/31	EUR 200	184,911
0.00%, 05/04/34(a)	EUR 450	376,764
0.63%, 05/11/26(a)	EUR 400	423,381
0.75%, 05/18/27(a)	EUR 120	125,170
0.88%, 11/03/36(a)	EUR 500	434,717
2.88%, 01/19/35(a)	EUR 300	327,645
3.13%, 11/24/38(a)	EUR 500	552,362
		21,068,499
Finland — 0.4%
Finland Government Bond
0.00%, 09/15/26(e)	EUR 1,718	1,787,599
0.00%, 09/15/30(e)	EUR 1,810	1,690,000
0.13%, 09/15/31(e)	EUR 1,527	1,396,822
0.13%, 04/15/36(e)	EUR 1,890	1,493,035
0.13%, 04/15/52(e)	EUR 872	445,351
0.25%, 09/15/40(e)	EUR 783	553,387
0.50%, 04/15/26(e)	EUR 1,445	1,529,151
0.50%, 09/15/27(e)	EUR 725	748,263
0.50%, 09/15/28(e)	EUR 869	876,696
0.50%, 09/15/29(e)	EUR 1,083	1,067,236
0.50%, 04/15/43(a)(e)	EUR 1,099	765,129
1.13%, 04/15/34(e)	EUR 896	837,129
1.38%, 04/15/47(e)	EUR 1,829	1,451,076
1.50%, 09/15/32(e)	EUR 3,090	3,063,560
2.63%, 07/04/42(e)	EUR 733	750,327
2.75%, 07/04/28(e)	EUR 1,754	1,928,706
2.75%, 04/15/38(e)	EUR 576	607,139
2.95%, 04/15/55(e)	EUR 721	761,717
3.00%, 09/15/33(e)	EUR 1,380	1,522,717
Finnvera OYJ
0.38%, 04/09/29(a)	EUR 300	297,432
0.50%, 04/13/26(a)	EUR 200	211,351
0.75%, 08/07/28(a)	EUR 200	204,193
1.13%, 05/17/32(a)	EUR 100	97,736
2.88%, 08/30/29(a)	EUR 1,000	1,101,045
Kuntarahoitus OYJ
2.75%, 02/02/34(a)	EUR 500	540,029
3.13%, 07/29/30(a)	EUR 1,000	1,115,895
4.25%, 01/09/29(a)	GBP 1,000	1,276,452
		28,119,173
France — 6.7%
Action Logement Services
0.50%, 10/30/34(a)	EUR 200	165,020
0.75%, 07/19/41(a)	EUR 300	207,358
3.13%, 09/28/37(a)	EUR 200	207,573
3.63%, 10/25/39(a)	EUR 800	864,457
4.13%, 10/03/38(a)	EUR 400	456,158
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)	EUR 200	214,980
0.25%, 07/21/26(a)	EUR 800	835,119
0.25%, 06/29/29(a)	EUR 1,100	1,055,621
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
0.50%, 05/25/30(a)	EUR 400	$379,452
1.00%, 01/31/28(a)	EUR 200	205,195
1.38%, 07/05/32(a)	EUR 1,200	1,146,704
1.50%, 10/31/34(a)	EUR 300	277,175
1.63%, 05/25/32(a)	EUR 500	487,929
3.00%, 01/17/34(a)	EUR 500	533,137
3.38%, 05/25/33(a)	EUR 1,000	1,100,094
4.13%, 07/22/27(a)	GBP 600	761,230
Agence France Locale
0.00%, 09/20/27(a)	EUR 300	301,434
0.20%, 03/20/29(a)	EUR 500	483,116
3.13%, 03/20/34(a)	EUR 500	538,229
Bpifrance SACA
0.05%, 09/26/29(a)	EUR 300	284,304
0.13%, 11/25/28(a)	EUR 1,200	1,169,497
0.25%, 03/29/30(a)	EUR 200	188,596
0.63%, 05/25/26(a)	EUR 600	632,875
0.75%, 11/25/24(a)	EUR 100	108,625
0.88%, 09/26/28(a)	EUR 500	504,971
1.00%, 05/25/27(a)	EUR 1,000	1,041,840
1.88%, 05/25/30(a)	EUR 300	308,113
2.88%, 11/25/31(a)	EUR 1,800	1,938,370
3.00%, 09/10/26(a)	EUR 600	656,540
3.13%, 05/25/33(a)	EUR 100	108,700
3.38%, 05/25/34(a)	EUR 500	550,030
3.50%, 09/27/27(a)	EUR 1,600	1,777,640
4.13%, 07/22/27(a)	GBP 400	507,990
Caisse d'Amortissement de la Dette Sociale
0.00%, 02/25/28(a)	EUR 2,000	1,990,854
0.00%, 05/25/29(a)	EUR 1,400	1,341,259
0.00%, 05/25/31(a)	EUR 1,000	900,198
0.13%, 09/15/31(a)	EUR 1,200	1,079,635
0.45%, 01/19/32(a)	EUR 1,100	1,003,876
0.60%, 11/25/29(a)	EUR 600	584,254
2.75%, 09/24/27(a)	EUR 3,000	3,270,822
2.75%, 02/25/29(a)	EUR 600	650,936
2.75%, 11/25/32(a)	EUR 1,700	1,811,712
2.88%, 05/25/27(a)	EUR 900	984,913
3.00%, 11/25/31(a)	EUR 700	763,483
3.13%, 03/01/30(a)	EUR 1,200	1,322,507
4.00%, 12/15/25(a)	EUR 840	926,623
Caisse des Depots et Consignations
3.13%, 05/25/33(a)	EUR 500	543,180
3.38%, 11/25/30(a)	EUR 500	556,145
4.00%, 01/17/29(a)	GBP 300	377,691
Caisse Francaise de Financement Local SA
0.00%, 06/24/30(a)	EUR 600	557,364
0.00%, 03/18/31(a)	EUR 400	363,183
0.10%, 11/13/29(a)	EUR 400	380,479
0.13%, 02/15/36(a)	EUR 200	158,307
0.38%, 01/20/32(a)	EUR 300	273,052
0.38%, 02/13/40(a)	EUR 100	73,413
0.50%, 01/19/26(a)	EUR 100	106,054
0.50%, 02/19/27(a)	EUR 800	829,445
0.63%, 04/13/26(a)	EUR 300	317,273
0.63%, 01/20/42(a)	EUR 500	367,348
0.75%, 01/11/27(a)	EUR 100	104,500
0.75%, 09/27/27(a)	EUR 200	206,224
1.13%, 12/01/31(a)	EUR 300	289,547
1.25%, 05/11/32(a)	EUR 200	193,071
1.45%, 01/16/34(a)	EUR 400	381,726
Security	Par (000)	Value
France (continued)
1.50%, 01/13/31(a)	EUR 1,000	$1,004,590
1.50%, 06/28/38(a)	EUR 200	181,147
3.13%, 05/17/39(a)	EUR 600	655,990
3.25%, 02/19/29(a)	EUR 300	332,657
French Republic Government Bond OAT
0.00%, 02/25/26(a)(e)	EUR 9,064	9,554,889
0.00%, 02/25/27(a)(e)	EUR 9,500	9,759,651
0.00%, 11/25/29(a)(e)	EUR 11,104	10,535,633
0.00%, 11/25/30(a)(e)	EUR 10,575	9,731,010
0.00%, 11/25/31(a)(e)	EUR 10,950	9,750,080
0.00%, 05/25/32(a)(e)	EUR 8,840	7,738,082
0.25%, 11/25/26(a)(e)	EUR 1,000	1,039,471
0.50%, 05/25/26(a)(e)	EUR 12,617	13,325,492
0.50%, 05/25/29(a)(e)	EUR 10,179	10,034,725
0.50%, 05/25/40(e)	EUR 5,437	3,880,381
0.50%, 06/25/44(a)(e)	EUR 5,861	3,754,733
0.50%, 05/25/72(e)	EUR 3,403	1,332,387
0.75%, 02/25/28(a)(e)	EUR 12,453	12,759,663
0.75%, 05/25/28(a)(e)	EUR 14,201	14,476,808
0.75%, 11/25/28(a)(e)	EUR 14,569	14,692,573
0.75%, 05/25/52(a)(e)	EUR 8,280	4,659,738
0.75%, 05/25/53(e)	EUR 6,958	3,826,511
1.00%, 11/25/25(a)(e)	EUR 7,370	7,891,103
1.00%, 05/25/27(a)(e)	EUR 12,371	12,956,523
1.25%, 05/25/34(a)(e)	EUR 14,337	13,263,439
1.25%, 05/25/36(e)	EUR 9,703	8,590,201
1.25%, 05/25/38(a)(e)	EUR 8,225	6,941,133
1.50%, 05/25/31(a)(e)	EUR 11,633	11,658,035
1.50%, 05/25/50(e)	EUR 6,630	4,777,175
1.75%, 06/25/39(e)	EUR 9,771	8,741,365
1.75%, 05/25/66(e)	EUR 3,865	2,636,302
2.00%, 11/25/32(a)(e)	EUR 8,350	8,456,177
2.00%, 05/25/48(e)	EUR 3,845	3,189,361
2.50%, 09/24/26(a)(e)	EUR 8,000	8,702,147
2.50%, 09/24/27(e)	EUR 4,000	4,343,468
2.50%, 05/25/30(a)(e)	EUR 8,927	9,576,417
2.50%, 05/25/43(e)	EUR 5,093	4,823,766
2.75%, 10/25/27(a)(e)	EUR 11,925	13,041,188
2.75%, 02/25/29(a)(e)	EUR 10,380	11,307,408
2.75%, 02/25/30(a)(e)	EUR 10,978	11,919,805
3.00%, 05/25/33(a)(e)	EUR 6,500	7,062,284
3.00%, 11/25/34(e)	EUR 7,848	8,445,460
3.00%, 06/25/49(a)(e)	EUR 2,270	2,269,741
3.00%, 05/25/54(a)(e)	EUR 6,810	6,611,473
3.25%, 05/25/45(a)(e)	EUR 6,643	7,018,591
3.25%, 05/25/55(e)	EUR 1,370	1,390,288
3.50%, 04/25/26(a)(e)	EUR 20,057	22,148,667
3.50%, 11/25/33(a)(e)	EUR 8,723	9,822,604
4.00%, 10/25/38(a)(e)	EUR 6,676	7,826,246
4.00%, 04/25/55(e)	EUR 3,994	4,660,284
4.00%, 04/25/60(a)(e)	EUR 4,689	5,510,106
4.50%, 04/25/41(a)(e)	EUR 5,918	7,342,045
4.75%, 04/25/35(a)(e)	EUR 5,625	6,996,735
5.50%, 04/25/29(a)(e)	EUR 2,118	2,569,237
5.75%, 10/25/32(a)(e)	EUR 5,702	7,420,163
Gestion Securite de Stocks Securite SA
0.63%, 10/20/28(a)	EUR 400	396,417
3.38%, 06/29/30(a)	EUR 600	659,155
3.50%, 11/25/29(a)	EUR 600	663,468
Ile-de-France Mobilites, 3.40%, 05/25/43(a)	EUR 200	208,147
Ile-De-France Mobilites, 3.45%, 06/25/49(a)	EUR 400	415,388

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Regie Autonome des Transports Parisiens EPIC, 1.88%, 05/25/32(a)	EUR 100	$99,048
Region of Ile de France
0.00%, 04/20/28(a)	EUR 300	295,063
2.90%, 04/30/31(a)	EUR 600	642,702
3.20%, 05/25/34(a)	EUR 500	537,915
SFIL SA
0.25%, 12/01/31(a)	EUR 300	267,597
1.50%, 03/05/32(a)	EUR 200	194,258
2.88%, 01/22/31(a)	EUR 500	538,331
3.25%, 11/25/30(a)	EUR 1,000	1,098,618
SNCF Reseau
2.63%, 12/29/25(a)	EUR 300	325,679
5.00%, 03/11/52(a)	GBP 200	240,715
Societe Des Grands Projets EPIC
0.00%, 11/25/30(a)	EUR 1,300	1,181,553
0.30%, 11/25/31(a)	EUR 1,000	897,371
0.70%, 10/15/60(a)	EUR 600	258,967
0.88%, 05/10/46(a)	EUR 500	321,989
1.00%, 11/26/51(a)	EUR 400	235,835
1.00%, 02/18/70(a)	EUR 500	225,635
1.13%, 05/25/34(a)	EUR 400	358,680
1.63%, 04/08/42(a)	EUR 600	484,273
1.70%, 05/25/50(a)	EUR 900	656,689
3.70%, 05/25/53(a)	EUR 200	215,674
Societe Nationale SNCF SACA
0.63%, 04/17/30(a)	EUR 800	764,716
0.88%, 02/28/51(a)	EUR 300	157,995
1.00%, 05/25/40(a)	EUR 100	74,142
1.00%, 01/19/61(a)	EUR 500	223,441
Unedic Asseo
0.00%, 05/25/31(a)	EUR 1,200	1,081,919
0.10%, 11/25/26(a)	EUR 600	619,688
0.13%, 11/25/24	EUR 200	217,147
0.25%, 11/25/29(a)	EUR 1,400	1,340,158
0.25%, 07/16/35(a)	EUR 1,200	965,668
0.50%, 03/20/29(a)	EUR 500	493,061
0.63%, 03/03/26(a)	EUR 600	635,711
0.88%, 05/25/28(a)	EUR 100	101,983
1.25%, 10/21/27(a)	EUR 300	313,031
1.25%, 05/25/33(a)	EUR 400	377,340
1.50%, 04/20/32(a)	EUR 300	294,693
1.75%, 11/25/32(a)	EUR 500	496,049
UNEDIC ASSEO, 3.13%, 11/25/34(a)	EUR 1,000	1,087,668
Ville de Paris
1.25%, 01/12/32(a)	EUR 200	189,320
1.38%, 11/20/34(a)	EUR 100	89,607
3.75%, 06/22/48(a)	EUR 300	327,690
		466,912,488
Georgia — 0.1%
Gemeinsame Deutsche Bundeslaender, 2.50%, 10/24/31(a)	EUR 400	430,479
Land Baden-Wuerttemberg, 2.63%, 10/30/34(a)	EUR 1,800	1,942,932
State of North Rhine-Westphalia, 2.50%, 10/15/29(a)	EUR 1,400	1,518,647
State of North Rhine-Westphalia Germany, 2.70%, 09/05/34(a)	EUR 200	216,925
		4,108,983
Security	Par (000)	Value
Germany — 5.3%
Bundesobligation
0.00%, 04/10/26(a)	EUR 150	$157,911
0.00%, 10/09/26(a)	EUR 2,509	2,615,222
0.00%, 04/16/27(a)	EUR 9,125	9,411,282
1.30%, 10/15/27(a)	EUR 8,673	9,202,566
2.10%, 04/12/29(a)	EUR 7,050	7,622,186
2.20%, 04/13/28(a)	EUR 2,440	2,654,597
2.40%, 10/19/28(a)	EUR 8,004	8,766,621
Series G, 0.00%, 10/10/25(a)	EUR 1,626	1,729,366
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 15,645	16,355,568
0.00%, 11/15/27(a)	EUR 4,257	4,337,908
0.00%, 11/15/28(a)	EUR 1,536	1,533,462
0.00%, 08/15/29(a)	EUR 7,100	6,965,973
0.00%, 02/15/30(a)	EUR 7,750	7,515,929
0.00%, 08/15/30(a)	EUR 5,010	4,806,495
0.00%, 02/15/31(a)	EUR 3,180	3,015,199
0.00%, 08/15/31(a)	EUR 2,999	2,809,808
0.00%, 02/15/32(a)	EUR 4,910	4,540,308
0.00%, 05/15/35(a)	EUR 4,178	3,528,024
0.00%, 05/15/36(a)	EUR 4,460	3,657,181
0.00%, 08/15/50(a)	EUR 11,116	6,293,130
0.00%, 08/15/52(a)	EUR 8,284	4,464,377
0.25%, 02/15/27(a)	EUR 18,098	18,851,531
0.25%, 08/15/28(a)	EUR 3,268	3,314,936
0.25%, 02/15/29(a)	EUR 5,881	5,905,505
0.50%, 08/15/27(a)	EUR 4,000	4,160,553
0.50%, 02/15/28(a)	EUR 8,994	9,282,790
1.00%, 05/15/38(a)	EUR 5,462	4,891,124
1.25%, 08/15/48(a)	EUR 7,386	6,145,984
1.70%, 08/15/32(a)	EUR 4,679	4,882,341
1.80%, 08/15/53(a)	EUR 7,608	6,965,496
2.10%, 11/15/29(a)	EUR 4,120	4,447,182
2.20%, 02/15/34(a)	EUR 5,202	5,582,469
2.30%, 02/15/33(a)	EUR 11,590	12,594,410
2.40%, 11/15/30(a)	EUR 1,693	1,853,762
2.50%, 07/04/44(a)	EUR 5,867	6,268,862
2.50%, 08/15/46(a)	EUR 6,413	6,857,453
2.50%, 08/15/54(a)	EUR 5,740	6,117,626
2.60%, 08/15/33(a)	EUR 6,950	7,713,433
2.60%, 08/15/34(a)	EUR 2,650	2,935,012
2.60%, 05/15/41(a)	EUR 2,100	2,276,475
3.25%, 07/04/42(a)	EUR 3,467	4,104,914
4.00%, 01/04/37(a)	EUR 4,340	5,452,245
4.25%, 07/04/39(a)	EUR 4,163	5,439,286
4.75%, 07/04/28(a)	EUR 7,859	9,313,344
4.75%, 07/04/34(a)	EUR 9,167	11,986,383
4.75%, 07/04/40(a)	EUR 3,962	5,492,221
5.50%, 01/04/31(a)	EUR 3,405	4,383,246
5.63%, 01/04/28(a)	EUR 1,455	1,747,573
6.25%, 01/04/30(a)	EUR 946	1,226,276
6.50%, 07/04/27(a)	EUR 1,183	1,427,539
Series G, 0.00%, 08/15/30(a)	EUR 1,710	1,641,089
Series G, 0.00%, 08/15/31(a)	EUR 2,500	2,343,131
Series G, 0.00%, 08/15/50(a)	EUR 2,340	1,327,534
Bundesschatzanweisungen
2.70%, 09/17/26(a)	EUR 15,523	17,002,155
3.10%, 12/12/25(a)	EUR 1,486	1,627,585
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)	EUR 300	314,956
0.00%, 09/29/31	EUR 300	273,628
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.25%, 02/18/41(a)	EUR 200	$142,538
0.40%, 11/23/51	EUR 200	113,678
0.50%, 04/27/26(a)	EUR 400	422,575
1.45%, 11/05/38(a)	EUR 100	91,298
2.88%, 04/30/32	EUR 1,000	1,108,370
Free State of Bavaria, 0.00%, 05/07/27(a)	EUR 700	717,502
Free State of Saxony, 0.00%, 11/05/29(a)	EUR 400	385,011
Gemeinsame Deutsche Bundeslaender
0.00%, 10/08/27(a)	EUR 400	405,736
0.00%, 08/26/30(a)	EUR 500	470,458
0.63%, 10/25/27(a)	EUR 400	412,636
0.63%, 02/13/29(a)	EUR 300	301,908
1.25%, 05/04/29(a)	EUR 200	206,123
Land Baden-Wuerttemberg
0.00%, 07/09/32(a)	EUR 200	179,005
0.63%, 01/27/26(a)	EUR 200	212,487
0.80%, 04/05/28(a)	EUR 300	308,559
2.75%, 05/16/29(a)	EUR 1,000	1,099,941
3.00%, 06/27/33(a)	EUR 400	447,526
Land Berlin
0.00%, 05/18/27(a)	EUR 500	511,475
0.00%, 07/02/30(a)	EUR 300	283,205
0.05%, 08/06/40(a)	EUR 300	208,572
0.10%, 01/18/30(a)	EUR 500	480,111
0.10%, 01/18/41(a)	EUR 280	193,849
0.63%, 03/20/26(a)	EUR 100	106,115
0.63%, 02/08/27(a)	EUR 350	365,696
0.63%, 02/05/29(a)	EUR 700	704,798
0.63%, 01/26/52(a)	EUR 200	122,430
0.75%, 04/03/34(a)	EUR 475	434,545
1.00%, 05/19/32(a)	EUR 300	290,728
1.25%, 06/01/28	EUR 300	312,845
1.38%, 06/05/37(a)	EUR 620	570,867
1.38%, 08/27/38(a)	EUR 100	90,448
2.63%, 01/24/31	EUR 1,000	1,091,855
3.00%, 03/13/54(a)	EUR 700	761,175
Land Thueringen
0.20%, 10/26/26(a)	EUR 60	62,473
0.38%, 12/01/51(a)	EUR 150	84,386
0.50%, 03/02/27(a)	EUR 100	104,061
0.50%, 03/02/29	EUR 500	500,332
3.00%, 11/15/28(a)	EUR 1,340	1,486,529
State of Brandenburg
0.00%, 06/26/28(a)	EUR 500	497,914
0.25%, 10/19/26(a)	EUR 500	521,615
0.60%, 10/13/51(a)	EUR 200	122,450
1.13%, 07/04/33(a)	EUR 100	96,383
2.50%, 01/25/29	EUR 400	435,699
2.88%, 05/23/34(a)	EUR 800	884,714
State of Bremen
0.00%, 10/06/28(a)	EUR 800	790,869
0.15%, 09/14/40(a)	EUR 300	212,192
0.55%, 02/04/50(a)	EUR 300	184,155
1.20%, 01/30/34(a)	EUR 200	191,097
2.88%, 07/18/31	EUR 600	664,546
State of Hesse
0.00%, 03/11/30(a)	EUR 400	380,889
0.38%, 07/06/26(a)	EUR 725	762,146
0.63%, 08/02/28(a)	EUR 600	610,109
0.75%, 08/04/36(a)	EUR 200	172,587
0.88%, 12/10/24(a)	EUR 200	217,028
Security	Par (000)	Value
Germany (continued)
2.63%, 09/10/27	EUR 700	$764,881
2.75%, 01/10/34(a)	EUR 200	218,669
2.88%, 01/10/33	EUR 900	996,738
3.25%, 10/05/28	EUR 1,974	2,208,118
State of Lower Saxony
0.00%, 07/10/26(a)	EUR 400	417,676
0.00%, 02/11/27(a)	EUR 400	411,842
0.00%, 11/25/27(a)	EUR 500	505,045
0.00%, 05/26/28(a)	EUR 680	678,163
0.00%, 08/13/30(a)	EUR 400	376,439
0.13%, 01/09/32(a)	EUR 700	638,935
0.25%, 04/15/36(a)	EUR 100	82,245
0.38%, 01/09/26(a)	EUR 400	424,358
0.38%, 05/14/29(a)	EUR 1,600	1,582,489
0.50%, 06/08/26(a)	EUR 450	474,678
0.75%, 02/15/28(a)	EUR 820	843,913
2.63%, 03/15/29(a)	EUR 1,140	1,247,092
2.63%, 01/09/34	EUR 500	541,990
State of Mecklenburg-Western Pomerania, 2.55%, 01/12/32	EUR 470	509,162
State of North Rhine-Westphalia Germany
0.00%, 01/15/29(a)	EUR 600	587,523
0.00%, 10/12/35(a)	EUR 575	463,546
0.13%, 06/04/31(a)	EUR 925	858,562
0.20%, 03/31/27(a)	EUR 1,000	1,031,309
0.20%, 04/09/30(a)	EUR 1,250	1,198,774
0.20%, 01/27/51(a)	EUR 250	133,676
0.25%, 03/13/26(a)	EUR 970	1,024,168
0.38%, 09/02/50(a)	EUR 200	114,159
0.50%, 04/16/26(a)	EUR 65	68,774
0.50%, 02/16/27(a)	EUR 700	728,660
0.50%, 01/15/52(a)	EUR 630	366,271
0.63%, 07/21/31(a)	EUR 460	439,774
0.75%, 08/16/41(a)	EUR 75	57,312
0.80%, 07/30/49(a)	EUR 630	421,013
0.90%, 11/15/28(a)	EUR 600	612,899
0.95%, 01/10/2121(a)	EUR 390	199,295
1.00%, 10/16/46(a)	EUR 570	419,334
1.10%, 03/13/34(a)	EUR 780	735,233
1.25%, 05/12/36(a)	EUR 650	599,954
1.38%, 01/15/2120(a)	EUR 435	266,506
1.45%, 02/16/43(a)	EUR 250	210,458
1.45%, 01/19/2122(a)	EUR 200	124,459
1.50%, 06/12/40(a)	EUR 550	491,752
1.55%, 06/16/48(a)	EUR 750	616,229
1.63%, 10/24/30(a)	EUR 320	329,487
1.65%, 02/22/38(a)	EUR 980	920,620
1.65%, 05/16/47(a)	EUR 470	396,754
1.75%, 10/26/57(a)	EUR 480	386,386
1.75%, 07/11/68(a)	EUR 400	311,254
1.95%, 09/26/78(a)	EUR 565	458,590
2.15%, 12/31/99(a)	EUR 795	661,503
2.25%, 06/14/52(a)	EUR 200	184,194
2.90%, 01/15/53(a)	EUR 1,100	1,161,701
3.00%, 06/06/29(a)	EUR 300	332,915
3.00%, 03/20/54(a)	EUR 300	321,660
3.15%, 11/20/26(a)	EUR 1,280	1,412,247
3.40%, 03/07/73(a)	EUR 350	426,052
State of Rhineland-Palatinate
0.00%, 01/21/31(a)	EUR 800	744,418
0.05%, 01/23/30(a)	EUR 425	407,435

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.38%, 01/26/27(a)	EUR 300	$311,817
0.38%, 03/10/51(a)	EUR 200	114,666
0.75%, 01/19/26(a)	EUR 700	745,031
2.75%, 02/23/28	EUR 1,490	1,638,030
3.00%, 05/02/34	EUR 200	223,464
State of Saxony-Anhalt
0.00%, 03/10/31(a)	EUR 300	277,957
0.50%, 06/25/27(a)	EUR 450	464,839
0.75%, 01/29/29(a)	EUR 200	202,563
2.75%, 01/23/34	EUR 200	218,407
2.95%, 06/20/33(a)	EUR 250	278,247
3.15%, 02/06/54	EUR 490	549,870
State of Schleswig-Holstein Germany
0.05%, 07/08/31(a)	EUR 500	460,679
0.13%, 06/12/29(a)	EUR 550	537,089
0.20%, 08/15/39(a)	EUR 250	184,433
0.38%, 02/08/27(a)	EUR 200	207,717
2.88%, 05/10/28(a)	EUR 400	440,795
2.88%, 06/25/29(a)	EUR 1,000	1,105,622
3.00%, 08/16/33(a)	EUR 800	895,381
		372,673,297
Greece — 0.2%
Hellenic Republic Government Bond
1.88%, 07/23/26(a)(e)	EUR 1,000	1,080,764
3.38%, 06/15/34(e)	EUR 1,000	1,094,141
3.88%, 06/15/28(a)(e)	EUR 3,620	4,111,244
3.90%, 01/30/33(a)	EUR 5,000	5,727,512
4.13%, 06/15/54(e)	EUR 884	983,496
4.20%, 01/30/42(a)	EUR 430	493,422
4.38%, 07/18/38(a)(e)	EUR 3,000	3,510,265
		17,000,844
Hong Kong — 0.0%
Hong Kong Government International Bond
3.38%, 06/07/27(a)	EUR 382	422,340
3.75%, 06/07/32(a)	EUR 200	227,373
		649,713
Hungary — 0.2%
Hungary Government Bond
2.25%, 04/20/33	HUF 378,920	718,440
2.25%, 06/22/34	HUF 150,000	271,836
2.75%, 12/22/26	HUF 411,470	1,019,866
3.00%, 10/27/27	HUF 447,180	1,079,283
3.00%, 08/21/30	HUF 367,180	809,829
3.00%, 10/27/38	HUF 348,710	605,996
3.00%, 04/25/41	HUF 200,000	326,448
3.25%, 10/22/31	HUF 255,650	552,829
4.75%, 11/24/32	HUF 324,240	755,360
5.50%, 06/24/25	HUF 266,930	711,916
6.75%, 10/22/28	HUF 404,590	1,081,649
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR 310	330,758
1.63%, 04/28/32(a)	EUR 623	570,337
4.00%, 07/25/29(a)	EUR 550	604,986
4.25%, 06/16/31(a)	EUR 400	440,783
5.00%, 02/22/27(a)	EUR 250	282,084
5.38%, 09/12/33(a)	EUR 500	577,179
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)	EUR 550	641,552
		11,381,131
Security	Par (000)	Value
Indonesia — 0.8%
Indonesia Government International Bond
0.90%, 02/14/27	EUR 100	$102,792
1.10%, 03/12/33	EUR 200	178,709
1.40%, 10/30/31	EUR 300	282,302
1.75%, 04/24/25	EUR 200	215,584
3.75%, 06/14/28(a)	EUR 400	441,063
Indonesia Treasury Bond
5.13%, 04/15/27	IDR 39,000,000	2,408,890
6.25%, 06/15/36	IDR 17,555,000	1,068,176
6.38%, 08/15/28	IDR 48,232,000	3,046,960
6.38%, 04/15/32	IDR 43,000,000	2,676,211
6.38%, 07/15/37	IDR 20,485,000	1,249,971
6.50%, 02/15/31	IDR 60,396,000	3,798,079
6.63%, 02/15/34	IDR 70,000,000	4,422,301
6.88%, 04/15/29	IDR 25,000,000	1,604,811
6.88%, 08/15/51	IDR 15,000,000	942,116
6.88%, 07/15/54	IDR 15,000,000	948,904
7.00%, 05/15/27	IDR 25,000,000	1,611,490
7.00%, 09/15/30	IDR 40,048,000	2,584,038
7.00%, 02/15/33	IDR 44,413,000	2,864,760
7.13%, 06/15/38	IDR 22,030,000	1,423,079
7.13%, 06/15/42	IDR 21,144,000	1,364,231
7.13%, 06/15/43	IDR 31,842,000	2,047,085
7.25%, 02/15/26	IDR 36,000,000	2,318,232
7.38%, 05/15/48	IDR 27,269,000	1,811,282
7.50%, 08/15/32	IDR 41,912,000	2,778,520
7.50%, 06/15/35	IDR 28,000,000	1,864,610
7.50%, 04/15/40	IDR 26,210,000	1,750,907
8.25%, 05/15/29	IDR 58,031,000	3,919,706
8.25%, 05/15/36	IDR 18,000,000	1,264,415
8.38%, 09/15/26	IDR 9,000,000	592,852
8.38%, 03/15/34	IDR 38,000,000	2,668,947
8.38%, 04/15/39	IDR 19,760,000	1,416,842
8.75%, 02/15/44	IDR 12,320,000	921,167
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR 7,600,000	547,090
		57,136,122
Ireland — 0.4%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR 2,955	2,700,726
0.20%, 05/15/27(a)	EUR 2,254	2,326,918
0.20%, 10/18/30(a)	EUR 1,387	1,320,142
0.35%, 10/18/32(a)	EUR 1,021	935,053
0.40%, 05/15/35(a)	EUR 1,105	945,607
0.55%, 04/22/41(a)	EUR 898	678,250
0.90%, 05/15/28(a)	EUR 681	705,544
1.00%, 05/15/26(a)	EUR 2,978	3,174,667
1.10%, 05/15/29(a)	EUR 2,263	2,324,349
1.30%, 05/15/33(a)	EUR 565	553,683
1.35%, 03/18/31(a)	EUR 694	703,695
1.50%, 05/15/50(a)	EUR 2,042	1,667,553
1.70%, 05/15/37(a)	EUR 667	638,962
2.00%, 02/18/45(a)	EUR 3,083	2,886,034
2.40%, 05/15/30(a)	EUR 1,290	1,398,490
2.60%, 10/18/34(a)	EUR 1,230	1,324,957
3.00%, 10/18/43(a)	EUR 500	552,312
		24,836,942
Israel — 0.2%
Israel Government Bond
0.50%, 02/27/26	ILS 2,650	673,862
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
1.00%, 03/31/30	ILS 8,376	$1,855,712
1.30%, 04/30/32	ILS 6,733	1,416,740
1.50%, 05/31/37	ILS 7,977	1,455,922
1.75%, 08/31/25	ILS 3,049	799,726
2.00%, 03/31/27	ILS 1,550	391,145
2.25%, 09/28/28	ILS 4,628	1,135,362
2.80%, 11/29/52	ILS 2,890	496,826
3.75%, 02/28/29	ILS 5,568	1,439,131
3.75%, 03/31/47	ILS 6,642	1,446,902
4.00%, 03/30/35	ILS 2,000	499,257
5.50%, 01/31/42	ILS 4,816	1,354,726
6.25%, 10/30/26	ILS 3,443	952,101
Israel Government Bond - Fixed, 0.50%, 04/30/25	ILS 5,000	1,315,949
Israel Government International Bond
0.63%, 01/18/32(a)	EUR 600	503,691
1.50%, 01/18/27(a)	EUR 100	102,552
1.50%, 01/16/29(a)	EUR 500	489,467
2.50%, 01/16/49(a)	EUR 400	333,567
5.00%, 10/30/26(a)	EUR 200	221,697
		16,884,335
Italy — 5.3%
Cassa Depositi e Prestiti SpA
1.00%, 09/21/28(a)	EUR 300	300,019
1.00%, 02/11/30(a)	EUR 100	96,373
2.13%, 03/21/26(a)	EUR 100	107,470
4.75%, 10/18/30(a)	EUR 600	692,506
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 3,970	4,158,264
0.00%, 08/01/26(a)	EUR 2,167	2,251,577
0.25%, 03/15/28(a)	EUR 4,033	4,031,373
0.45%, 02/15/29(a)	EUR 2,558	2,511,487
0.50%, 02/01/26(a)	EUR 6,475	6,851,984
0.50%, 07/15/28(a)	EUR 5,447	5,448,393
0.60%, 08/01/31(e)	EUR 5,553	5,092,909
0.85%, 01/15/27(a)	EUR 4,345	4,543,512
0.90%, 04/01/31(a)	EUR 4,740	4,475,840
0.95%, 09/15/27(a)	EUR 5,060	5,237,224
0.95%, 08/01/30(a)	EUR 4,218	4,069,649
0.95%, 12/01/31(e)	EUR 6,084	5,666,525
0.95%, 06/01/32(a)	EUR 6,810	6,256,927
0.95%, 03/01/37(e)	EUR 2,128	1,687,880
1.10%, 04/01/27(a)	EUR 2,181	2,285,443
1.25%, 12/01/26(a)	EUR 2,527	2,671,614
1.35%, 04/01/30(a)	EUR 4,873	4,852,895
1.45%, 03/01/36(e)	EUR 4,700	4,077,254
1.50%, 04/30/45(e)	EUR 3,016	2,163,436
1.60%, 06/01/26(a)	EUR 2,820	3,018,556
1.65%, 12/01/30(e)	EUR 2,248	2,242,833
1.65%, 03/01/32(e)	EUR 5,753	5,612,827
1.70%, 09/01/51(e)	EUR 3,850	2,642,469
1.80%, 03/01/41(a)(e)	EUR 4,020	3,256,816
2.00%, 12/01/25(a)	EUR 4,649	5,020,931
2.00%, 02/01/28(a)	EUR 3,792	4,029,020
2.05%, 08/01/27(a)	EUR 4,559	4,873,877
2.15%, 09/01/52(e)	EUR 2,692	2,013,726
2.15%, 03/01/72(e)	EUR 320	219,545
2.15%, 03/01/72(a)(e)	EUR 1,586	1,088,118
2.20%, 06/01/27(a)	EUR 1,333	1,432,915
2.25%, 09/01/36(e)	EUR 3,180	2,992,042
2.45%, 09/01/33(e)	EUR 4,872	4,921,430
Security	Par (000)	Value
Italy (continued)
2.45%, 09/01/50(e)	EUR 2,773	$2,259,779
2.50%, 11/15/25(a)	EUR 3,656	3,969,488
2.50%, 12/01/32(a)	EUR 6,360	6,514,954
2.65%, 12/01/27(a)	EUR 7,389	8,012,967
2.70%, 03/01/47(e)	EUR 3,824	3,368,613
2.80%, 12/01/28(a)	EUR 5,610	6,094,014
2.80%, 06/15/29(a)	EUR 3,603	3,891,179
2.80%, 03/01/67(e)	EUR 1,632	1,349,793
2.95%, 09/01/38(e)	EUR 2,854	2,819,627
3.00%, 08/01/29(a)	EUR 5,468	5,960,838
3.10%, 03/01/40(e)	EUR 1,704	1,682,690
3.20%, 01/28/26(a)	EUR 2,350	2,568,173
3.25%, 03/01/38(e)	EUR 1,849	1,893,647
3.25%, 09/01/46(e)	EUR 4,502	4,357,669
3.35%, 07/01/29(a)	EUR 3,735	4,123,770
3.35%, 03/01/35(e)	EUR 3,349	3,575,264
3.40%, 04/01/28(a)	EUR 3,964	4,391,888
3.45%, 03/01/48(e)	EUR 2,857	2,833,379
3.50%, 01/15/26(a)	EUR 5,790	6,350,723
3.50%, 03/01/30(e)	EUR 14,097	15,705,493
3.50%, 02/15/31(e)	EUR 2,400	2,652,058
3.60%, 09/29/25(a)	EUR 2,930	3,207,901
3.80%, 08/01/28(a)	EUR 2,561	2,876,993
3.85%, 09/15/26(a)	EUR 23,240	25,792,969
3.85%, 12/15/29(a)	EUR 8,123	9,169,926
3.85%, 07/01/34(a)	EUR 4,565	5,087,359
3.85%, 02/01/35(a)	EUR 3,471	3,849,694
3.85%, 09/01/49(e)	EUR 4,357	4,580,857
4.00%, 11/15/30(a)	EUR 4,110	4,670,240
4.00%, 10/30/31(a)(e)	EUR 2,200	2,512,598
4.00%, 04/30/35(e)	EUR 2,510	2,839,553
4.00%, 02/01/37(e)	EUR 6,717	7,551,296
4.10%, 02/01/29(a)	EUR 5,960	6,780,370
4.15%, 10/01/39(e)	EUR 4,160	4,644,096
4.15%, 10/01/39(a)(e)	EUR 2,214	2,471,642
4.20%, 03/01/34(a)	EUR 5,160	5,922,670
4.30%, 10/01/54(e)	EUR 1,100	1,213,317
4.35%, 11/01/33(a)	EUR 2,950	3,430,145
4.40%, 05/01/33(a)	EUR 4,972	5,812,899
4.45%, 09/01/43(e)	EUR 2,260	2,590,417
4.45%, 09/01/43(a)(e)	EUR 860	985,734
4.50%, 03/01/26(e)	EUR 1,903	2,116,642
4.50%, 10/01/53(a)(e)	EUR 2,126	2,446,992
4.75%, 09/01/28(e)	EUR 3,699	4,298,923
4.75%, 09/01/44(e)	EUR 6,139	7,339,859
5.00%, 08/01/34(e)	EUR 5,674	6,918,215
5.00%, 08/01/39(e)	EUR 5,573	6,812,516
5.00%, 09/01/40(e)	EUR 3,761	4,594,053
5.25%, 11/01/29(a)	EUR 872	1,049,397
5.75%, 02/01/33(a)	EUR 4,535	5,763,231
6.00%, 05/01/31(a)	EUR 2,905	3,686,128
6.50%, 11/01/27(a)	EUR 2,764	3,330,373
Republic of Italy Government International Bond, 5.20%, 07/31/34	EUR 950	1,137,616
		372,756,286
Japan — 10.9%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR 700	747,823
Japan Bank for International Cooperation, 2.63%, 10/17/30	EUR 1,000	1,082,572

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Government Five Year Bond
0.00%, 03/20/26	JPY 593,450	$3,886,922
0.00%, 06/20/26	JPY 1,775,000	11,606,972
0.00%, 09/20/26	JPY 991,400	6,474,682
0.00%, 12/20/26	JPY 795,900	5,191,234
0.00%, 03/20/27	JPY 700,000	4,560,589
0.00%, 06/20/27	JPY 684,450	4,454,349
0.10%, 12/20/25	JPY 1,531,950	10,057,845
0.10%, 03/20/27	JPY 600,000	3,918,172
0.10%, 09/20/27	JPY 1,132,600	7,382,133
0.10%, 03/20/28	JPY 510,600	3,318,515
0.10%, 06/20/28	JPY 540,000	3,506,070
0.20%, 12/20/27	JPY 560,650	3,660,800
0.20%, 03/20/28	JPY 900,000	5,868,669
0.20%, 12/20/28	JPY 720,000	4,675,496
0.30%, 12/20/27	JPY 455,350	2,982,150
0.30%, 09/20/28	JPY 750,000	4,898,584
0.30%, 12/20/28	JPY 800,300	5,219,660
0.40%, 03/20/29	JPY 1,500,000	9,817,361
0.50%, 06/20/29	JPY 624,950	4,101,423
0.60%, 03/20/29	JPY 401,300	2,647,034
0.60%, 06/20/29	JPY 1,040,600	6,865,763
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY 464,850	1,803,123
0.50%, 03/20/59	JPY 192,750	731,919
0.50%, 03/20/60	JPY 593,450	2,201,946
0.70%, 03/20/61	JPY 533,800	2,099,694
0.80%, 03/20/58	JPY 215,600	935,497
0.90%, 03/20/57	JPY 364,550	1,661,266
1.00%, 03/20/62	JPY 428,550	1,854,200
1.30%, 03/20/63	JPY 429,900	2,030,518
1.40%, 03/20/55	JPY 510,150	2,762,075
1.70%, 03/20/54	JPY 72,150	424,689
1.90%, 03/20/53	JPY 131,800	820,355
2.00%, 03/20/52	JPY 84,500	542,079
2.20%, 03/20/49	JPY 77,000	525,839
2.20%, 03/20/50	JPY 116,250	786,868
2.20%, 03/20/51	JPY 295,250	1,987,738
2.20%, 03/20/64	JPY 219,850	1,348,082
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY 393,650	2,581,732
0.10%, 06/20/26	JPY 1,662,000	10,884,897
0.10%, 09/20/26	JPY 904,700	5,918,711
0.10%, 12/20/26	JPY 900,800	5,888,342
0.10%, 03/20/27	JPY 505,000	3,297,588
0.10%, 06/20/27	JPY 990,700	6,463,062
0.10%, 09/20/27	JPY 1,108,500	7,225,503
0.10%, 12/20/27	JPY 817,750	5,324,404
0.10%, 03/20/28	JPY 976,150	6,347,230
0.10%, 06/20/28	JPY 2,171,250	14,092,975
0.10%, 09/20/28	JPY 1,565,250	10,147,946
0.10%, 12/20/28	JPY 1,086,750	7,033,270
0.10%, 03/20/29	JPY 1,170,000	7,553,615
0.10%, 06/20/29	JPY 1,370,450	8,833,196
0.10%, 09/20/29	JPY 2,198,550	14,148,740
0.10%, 12/20/29	JPY 553,300	3,553,965
0.10%, 03/20/30	JPY 2,346,900	15,054,358
0.10%, 06/20/30	JPY 723,650	4,638,022
0.10%, 09/20/30	JPY 598,300	3,824,542
0.10%, 12/20/30	JPY 278,150	1,776,176
0.10%, 03/20/31	JPY 1,316,600	8,383,552
Security	Par (000)	Value
Japan (continued)
0.10%, 06/20/31	JPY 1,185,700	$7,538,434
0.10%, 09/20/31	JPY 1,433,950	9,097,845
0.10%, 12/20/31	JPY 763,600	4,832,153
0.20%, 03/20/32	JPY 1,088,750	6,923,885
0.20%, 06/20/32	JPY 926,500	5,873,770
0.20%, 09/20/32	JPY 1,140,700	7,212,885
0.30%, 12/20/25	JPY 546,700	3,597,110
0.40%, 06/20/33	JPY 1,381,250	8,796,117
0.50%, 12/20/32	JPY 1,241,300	8,018,647
0.50%, 03/20/33	JPY 1,426,550	9,188,264
0.60%, 12/20/33	JPY 1,209,500	7,790,063
0.80%, 09/20/33	JPY 1,652,550	10,864,893
0.80%, 03/20/34	JPY 1,328,050	8,683,491
1.10%, 06/20/34	JPY 1,612,750	10,796,781
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY 179,800	851,980
0.40%, 06/20/49	JPY 163,650	740,443
0.40%, 09/20/49	JPY 395,350	1,776,380
0.40%, 12/20/49	JPY 131,750	589,093
0.40%, 03/20/50	JPY 156,300	694,222
0.50%, 09/20/46	JPY 184,350	911,176
0.50%, 03/20/49	JPY 135,000	631,654
0.60%, 12/20/46	JPY 535,100	2,692,498
0.60%, 06/20/50	JPY 203,700	952,356
0.60%, 09/20/50	JPY 422,350	1,963,274
0.70%, 06/20/48	JPY 308,100	1,540,090
0.70%, 12/20/48	JPY 196,900	976,541
0.70%, 12/20/50	JPY 363,700	1,730,309
0.70%, 03/20/51	JPY 775,600	3,669,403
0.70%, 06/20/51	JPY 231,500	1,090,372
0.70%, 09/20/51	JPY 274,950	1,289,032
0.70%, 12/20/51	JPY 247,700	1,156,078
0.80%, 03/20/46	JPY 881,250	4,710,354
0.80%, 03/20/47	JPY 927,350	4,861,380
0.80%, 06/20/47	JPY 647,000	3,373,597
0.80%, 09/20/47	JPY 160,550	834,723
0.80%, 12/20/47	JPY 175,150	906,543
0.80%, 03/20/48	JPY 799,050	4,119,852
0.90%, 09/20/48	JPY 206,800	1,082,426
1.00%, 03/20/52	JPY 321,600	1,625,753
1.20%, 06/20/53	JPY 240,000	1,255,645
1.30%, 06/20/52	JPY 255,350	1,391,038
1.40%, 09/20/45	JPY 307,200	1,869,286
1.40%, 12/20/45	JPY 216,800	1,313,946
1.40%, 09/20/52	JPY 374,200	2,080,875
1.40%, 03/20/53	JPY 376,550	2,081,841
1.50%, 12/20/44	JPY 217,150	1,357,832
1.50%, 03/20/45	JPY 192,600	1,200,991
1.60%, 06/20/45	JPY 281,000	1,776,816
1.60%, 12/20/52	JPY 432,300	2,517,501
1.60%, 12/20/53	JPY 350,750	2,020,948
1.70%, 06/20/44	JPY 62,050	404,337
1.70%, 09/20/44	JPY 216,850	1,406,585
1.80%, 03/20/43	JPY 99,600	668,401
1.80%, 09/20/43	JPY 189,800	1,266,954
1.80%, 09/20/53	JPY 235,600	1,427,719
1.80%, 03/20/54	JPY 448,850	2,712,145
1.90%, 09/20/42	JPY 519,350	3,552,429
1.90%, 06/20/43	JPY 236,950	1,610,034
2.00%, 09/20/40	JPY 242,600	1,706,567
2.00%, 09/20/41	JPY 488,000	3,411,247
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.00%, 03/20/42	JPY 206,300	$1,436,459
2.20%, 09/20/39	JPY 610,950	4,436,194
2.20%, 03/20/41	JPY 446,300	3,211,816
2.20%, 06/20/54	JPY 849,800	5,609,116
2.30%, 03/20/35	JPY 34,550	256,731
2.30%, 06/20/35	JPY 53,250	395,554
2.30%, 12/20/35	JPY 155,000	1,151,181
2.30%, 03/20/39	JPY 205,700	1,515,288
2.30%, 03/20/40	JPY 347,450	2,547,863
2.40%, 03/20/34	JPY 31,250	233,622
2.40%, 09/20/38	JPY 332,450	2,482,189
2.50%, 06/20/34	JPY 32,050	241,736
2.50%, 09/20/34	JPY 525,900	3,967,443
2.50%, 09/20/37	JPY 49,000	370,424
2.50%, 03/20/38	JPY 25,700	194,154
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY 295,750	1,750,846
0.30%, 06/20/39	JPY 492,300	2,768,552
0.30%, 09/20/39	JPY 168,300	940,781
0.30%, 12/20/39	JPY 469,850	2,609,591
0.40%, 03/20/36	JPY 450,550	2,745,302
0.40%, 03/20/39	JPY 151,000	866,046
0.40%, 03/20/40	JPY 424,600	2,383,694
0.40%, 06/20/40	JPY 630,650	3,520,380
0.40%, 09/20/40	JPY 377,500	2,095,173
0.40%, 06/20/41	JPY 966,000	5,274,110
0.50%, 09/20/36	JPY 751,750	4,593,406
0.50%, 03/20/38	JPY 388,300	2,308,356
0.50%, 06/20/38	JPY 674,900	3,991,517
0.50%, 12/20/38	JPY 841,600	4,927,366
0.50%, 12/20/40	JPY 325,300	1,827,169
0.50%, 03/20/41	JPY 428,200	2,391,865
0.50%, 09/20/41	JPY 352,700	1,950,741
0.50%, 12/20/41	JPY 614,100	3,374,838
0.60%, 12/20/36	JPY 260,850	1,606,720
0.60%, 06/20/37	JPY 705,900	4,307,216
0.60%, 09/20/37	JPY 345,700	2,102,563
0.60%, 12/20/37	JPY 537,000	3,249,877
0.70%, 03/20/37	JPY 249,450	1,548,599
0.70%, 09/20/38	JPY 300,000	1,815,785
0.80%, 03/20/42	JPY 509,950	2,941,120
0.90%, 06/20/42	JPY 695,700	4,067,867
1.00%, 12/20/35	JPY 673,650	4,400,105
1.10%, 09/20/42	JPY 681,100	4,100,355
1.10%, 03/20/43	JPY 435,000	2,602,185
1.10%, 06/20/43	JPY 639,950	3,808,928
1.20%, 12/20/34	JPY 979,050	6,592,032
1.20%, 03/20/35	JPY 316,450	2,125,638
1.20%, 09/20/35	JPY 552,400	3,690,196
1.30%, 06/20/35	JPY 190,450	1,288,628
1.30%, 12/20/43	JPY 654,350	4,008,787
1.40%, 09/20/34	JPY 741,200	5,092,401
1.40%, 12/20/42	JPY 664,050	4,186,395
1.50%, 03/20/34	JPY 286,800	1,992,836
1.50%, 06/20/34	JPY 464,800	3,227,242
1.50%, 09/20/43	JPY 87,550	556,131
1.60%, 06/20/30	JPY 29,550	205,386
1.60%, 03/20/32	JPY 107,500	753,957
1.60%, 06/20/32	JPY 1,000,000	7,025,634
1.60%, 03/20/33	JPY 97,000	681,952
1.60%, 12/20/33	JPY 323,350	2,270,029
Security	Par (000)	Value
Japan (continued)
1.60%, 03/20/44	JPY 125,750	$807,643
1.70%, 12/20/31	JPY 121,950	860,059
1.70%, 03/20/32	JPY 107,800	761,322
1.70%, 06/20/32	JPY 118,500	837,134
1.70%, 12/20/32	JPY 103,000	729,467
1.70%, 06/20/33	JPY 942,950	6,680,870
1.70%, 09/20/33	JPY 1,262,050	8,926,831
1.80%, 09/20/31	JPY 535,100	3,793,399
1.80%, 12/20/31	JPY 390,000	2,769,153
1.80%, 03/20/32	JPY 600,000	4,264,231
1.80%, 12/20/32	JPY 490,100	3,492,410
1.90%, 03/20/29	JPY 430,900	3,001,439
1.90%, 09/20/30	JPY 183,850	1,300,955
1.90%, 06/20/31	JPY 330,000	2,349,835
1.90%, 06/20/44	JPY 526,500	3,546,161
2.00%, 03/20/27	JPY 203,900	1,391,992
2.00%, 06/20/30	JPY 60,800	431,431
2.10%, 12/20/26	JPY 327,200	2,229,690
2.10%, 03/20/29	JPY 517,700	3,636,943
2.10%, 06/20/29	JPY 161,850	1,140,105
2.10%, 09/20/29	JPY 460,300	3,251,012
2.10%, 03/20/30	JPY 162,500	1,155,845
2.10%, 12/20/30	JPY 205,000	1,470,099
2.20%, 03/20/26	JPY 219,350	1,480,035
2.20%, 03/20/28	JPY 180,150	1,254,288
2.20%, 03/20/30	JPY 355,000	2,535,372
2.30%, 06/20/27	JPY 330,550	2,281,577
Japan Government Two Year Bond
0.00%, 10/01/25	JPY 678,750	4,456,350
0.10%, 11/01/25	JPY 710,300	4,665,614
0.30%, 05/01/26	JPY 1,216,150	7,993,128
0.40%, 07/01/26	JPY 1,150,000	7,567,188
0.40%, 08/01/26	JPY 330,850	2,176,556
0.40%, 09/01/26	JPY 1,533,700	10,090,436
0.40%, 10/01/26	JPY 1,255,250	8,256,197
0.50%, 11/01/26	JPY 1,239,600	8,168,192
		761,800,562
Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR 300	309,599
1.50%, 09/30/34(a)	EUR 100	91,744
		401,343
Latvia — 0.0%
Latvia Government International Bond
0.00%, 01/24/29(a)	EUR 1,500	1,453,179
1.38%, 09/23/25(a)	EUR 100	106,920
1.88%, 02/19/49(a)	EUR 340	270,025
3.00%, 01/24/32(a)	EUR 575	620,917
		2,451,041
Lithuania — 0.0%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR 730	702,741
0.95%, 05/26/27(a)	EUR 418	433,891
1.63%, 06/19/49(a)	EUR 370	271,394
2.13%, 10/22/35(a)	EUR 428	409,980
		1,818,006
Luxembourg — 0.1%
European Financial Stability Facility, 2.88%, 02/13/34(a)	EUR 1,000	1,088,247

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg (continued)
State of the Grand-Duchy of Luxembourg
0.00%, 03/24/31(a)	EUR 1,107	$1,021,568
0.00%, 09/14/32(a)	EUR 685	606,760
0.63%, 02/01/27(a)	EUR 663	692,776
2.25%, 03/19/28(a)	EUR 190	205,332
3.00%, 03/02/33(a)	EUR 533	592,266
		4,206,949
Malaysia — 0.8%
Malaysia Government Bond
3.58%, 07/15/32	MYR 5,000	1,116,798
3.73%, 06/15/28	MYR 8,000	1,833,060
3.76%, 05/22/40	MYR 11,200	2,462,565
3.83%, 07/05/34	MYR 9,380	2,126,171
3.84%, 04/15/33	MYR 3,000	680,213
3.89%, 08/15/29	MYR 13,000	2,996,545
3.90%, 11/30/26	MYR 1,900	437,960
3.90%, 11/16/27	MYR 7,400	1,706,812
3.91%, 07/15/26	MYR 3,700	851,627
3.96%, 09/15/25	MYR 5,620	1,290,451
4.05%, 04/18/39	MYR 8,000	1,832,536
4.07%, 06/15/50	MYR 4,000	892,670
4.18%, 05/16/44	MYR 2,190	502,835
4.23%, 06/30/31	MYR 6,710	1,561,718
4.25%, 05/31/35	MYR 800	187,634
4.46%, 03/31/53	MYR 6,000	1,420,343
4.50%, 04/15/30	MYR 850	201,231
4.64%, 11/07/33	MYR 17,660	4,237,703
4.70%, 10/15/42	MYR 6,840	1,677,414
4.74%, 03/15/46	MYR 2,170	534,043
4.76%, 04/07/37	MYR 8,495	2,079,606
4.89%, 06/08/38	MYR 4,240	1,055,018
4.92%, 07/06/48	MYR 8,440	2,135,901
4.94%, 09/30/43	MYR 450	113,695
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR 4,790	1,090,448
3.47%, 10/15/30	MYR 4,000	899,555
3.60%, 07/31/28	MYR 8,000	1,826,461
3.80%, 10/08/31	MYR 5,000	1,134,553
3.99%, 10/15/25	MYR 150	34,467
4.07%, 09/30/26	MYR 5,000	1,154,945
4.12%, 11/30/34	MYR 5,300	1,227,661
4.13%, 07/09/29	MYR 11,091	2,582,460
4.19%, 10/07/32	MYR 15,740	3,655,829
4.29%, 08/14/43	MYR 3,110	721,770
4.37%, 10/31/28	MYR 7,080	1,661,416
4.47%, 09/15/39	MYR 2,930	702,813
4.58%, 08/30/33	MYR 1,600	381,944
4.64%, 11/15/49	MYR 3,300	801,918
5.36%, 05/15/52	MYR 2,000	538,946
		52,349,735
Mexico — 0.6%
Mexican Bonos
5.50%, 03/04/27	MXN 680	3,087,339
7.50%, 05/26/33	MXN 750	3,199,250
8.00%, 07/31/53	MXN 18,267	717,140
8.50%, 03/01/29	MXN 500	2,372,841
Series M, 5.75%, 03/05/26	MXN 776	3,667,874
Series M, 7.75%, 05/29/31	MXN 920	4,122,293
Series M, 7.75%, 11/23/34	MXN 320	3,499,738
Series M, 7.75%, 11/13/42	MXN 926	3,652,506
Security	Par (000)	Value
Mexico (continued)
Series M, 8.00%, 11/07/47	MXN 557	$2,211,402
Series M 20, 7.50%, 06/03/27	MXN 742	3,510,528
Series M 20, 8.50%, 05/31/29	MXN 641	3,038,778
Series M 30, 8.50%, 11/18/38	MXN 468	2,045,347
Series M 30, 10.00%, 11/20/36	MXN 220	1,094,124
Mexico Bonos, 8.00%, 05/24/35	MXN 280	1,218,553
Mexico Government International Bond
1.13%, 01/17/30	EUR 300	281,519
1.35%, 09/18/27	EUR 400	412,124
1.45%, 10/25/33	EUR 900	754,775
1.75%, 04/17/28	EUR 500	515,372
2.13%, 10/25/51	EUR 400	249,961
2.25%, 08/12/36	EUR 200	169,165
2.38%, 02/11/30	EUR 200	200,162
2.88%, 04/08/39	EUR 300	258,111
3.00%, 03/06/45	EUR 200	160,480
4.49%, 05/25/32	EUR 843	919,881
5.63%, 03/19/2114	GBP 100	94,790
		41,454,053
Netherlands — 1.1%
BNG Bank NV
2.75%, 01/11/34(a)	EUR 290	313,775
3.25%, 08/29/33(a)	EUR 1,000	1,129,539
4.25%, 02/15/29(a)	GBP 400	510,616
Nederlandse Waterschapsbank NV
0.00%, 11/16/26(a)	EUR 200	207,234
0.00%, 02/16/37(a)	EUR 600	456,650
0.25%, 12/15/25(a)	GBP 300	367,959
0.38%, 09/28/46(a)	EUR 300	186,278
0.63%, 01/18/27(a)	EUR 1,000	1,046,190
0.75%, 10/04/41(a)	EUR 400	298,647
1.50%, 04/27/38(a)	EUR 280	255,749
2.63%, 01/10/34(a)	EUR 1,000	1,073,080
Netherlands Government Bond
0.00%, 01/15/26(e)	EUR 2,594	2,743,705
0.00%, 01/15/27(e)	EUR 3,060	3,167,915
0.00%, 01/15/29(e)	EUR 3,215	3,168,135
0.00%, 07/15/30(e)	EUR 3,737	3,541,213
0.00%, 07/15/31(e)	EUR 2,484	2,291,195
0.00%, 01/15/38(e)	EUR 4,226	3,190,723
0.00%, 01/15/52(e)	EUR 3,571	1,881,159
0.25%, 07/15/29(e)	EUR 2,620	2,580,816
0.50%, 07/15/26(e)	EUR 4,479	4,727,113
0.50%, 07/15/32(a)(e)	EUR 2,690	2,513,952
0.50%, 01/15/40(e)	EUR 3,640	2,843,473
0.75%, 07/15/27(e)	EUR 5,114	5,337,916
0.75%, 07/15/28(e)	EUR 3,593	3,688,899
2.00%, 01/15/54(e)	EUR 2,560	2,362,781
2.50%, 01/15/30(e)	EUR 2,770	3,021,687
2.50%, 01/15/33(e)	EUR 4,008	4,341,421
2.50%, 07/15/33(e)	EUR 739	797,942
2.50%, 07/15/34(e)	EUR 2,930	3,148,176
2.75%, 01/15/47(e)	EUR 3,550	3,843,304
3.25%, 01/15/44(a)(e)	EUR 2,110	2,442,378
3.75%, 01/15/42(e)	EUR 4,566	5,590,765
4.00%, 01/15/37(e)	EUR 2,143	2,630,946
5.50%, 01/15/28(e)	EUR 670	799,158
		76,500,489
New Zealand — 0.4%
Auckland Council, 0.25%, 11/17/31(a)	EUR 400	363,496
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Zealand (continued)
Housing New Zealand Ltd., 3.42%, 10/18/28(a)	NZD 500	$290,782
New Zealand Government Bond
0.25%, 05/15/28	NZD 2,125	1,119,986
0.50%, 05/15/26	NZD 1,425	809,868
1.50%, 05/15/31	NZD 1,862	940,638
1.75%, 05/15/41	NZD 1,530	590,572
2.00%, 05/15/32	NZD 3,279	1,667,449
2.75%, 04/15/37(a)	NZD 2,530	1,232,712
2.75%, 05/15/51	NZD 750	300,608
3.00%, 04/20/29	NZD 3,532	2,026,387
3.50%, 04/14/33(a)	NZD 1,699	949,703
4.25%, 05/15/34	NZD 2,430	1,425,153
4.50%, 04/15/27(a)	NZD 5,557	3,375,044
4.50%, 05/15/30	NZD 4,710	2,868,486
4.50%, 05/15/35	NZD 2,400	1,424,881
5.00%, 05/15/54	NZD 1,400	833,455
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD 200	115,429
1.50%, 04/20/29(a)	NZD 2,345	1,240,403
2.25%, 05/15/31(a)	NZD 1,000	516,745
3.50%, 04/14/33	NZD 200	107,728
4.40%, 09/08/27	AUD 1,200	786,727
4.50%, 05/15/30(a)	NZD 600	358,140
5.00%, 03/08/34	AUD 1,150	740,558
		24,084,950
Niger — 0.0%
Nederlandse Waterschapsbank NV, 2.50%, 09/13/27(a)	EUR 1,000	1,087,421
Norway — 0.1%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR 300	288,022
0.60%, 06/01/26	AUD 286	177,010
4.25%, 07/16/25	AUD 150	98,458
4.40%, 02/17/26	AUD 200	131,278
Norway Government Bond
1.25%, 09/17/31(e)	NOK 14,929	1,151,796
1.38%, 08/19/30(e)	NOK 17,688	1,409,688
1.50%, 02/19/26(e)	NOK 9,892	870,075
1.75%, 03/13/25(e)	NOK 5,300	477,175
1.75%, 02/17/27(e)	NOK 8,007	693,784
1.75%, 09/06/29(e)	NOK 7,378	610,781
2.00%, 04/26/28(e)	NOK 8,820	754,745
2.13%, 05/18/32(e)	NOK 13,621	1,104,267
3.00%, 08/15/33(e)	NOK 11,500	982,039
3.50%, 10/06/42(a)(e)	NOK 2,550	223,121
3.63%, 04/13/34(e)	NOK 5,000	447,081
3.63%, 05/31/39(e)	NOK 5,700	507,654
		9,926,974
Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN 7	1,478,794
5.40%, 08/12/34	PEN 4	939,039
5.94%, 02/12/29	PEN 5	1,280,256
6.15%, 08/12/32	PEN 4	1,116,268
6.35%, 08/12/28	PEN 3	794,030
7.30%, 08/12/33(a)(e)	PEN 5	1,503,063
7.60%, 08/12/39(e)	PEN 3	713,862
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bond
1.95%, 11/17/36	EUR 200	$172,635
3.75%, 03/01/30	EUR 200	218,686
		8,216,633
Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR 100	97,218
0.88%, 05/17/27	EUR 200	204,497
1.20%, 04/28/33	EUR 100	90,326
1.75%, 04/28/41	EUR 100	78,783
		470,824
Poland — 0.5%
Bank Gospodarstwa Krajowego
0.50%, 07/08/31(a)	EUR 300	269,777
1.63%, 04/30/28(a)	EUR 100	103,581
3.88%, 03/13/35(a)	EUR 300	325,063
4.00%, 09/08/27(a)	EUR 200	222,202
4.00%, 03/13/32(a)	EUR 200	223,141
4.38%, 03/13/39(a)	EUR 500	554,049
5.13%, 02/22/33(a)	EUR 100	119,770
Republic of Poland Government Bond
0.25%, 10/25/26	PLN 13,597	3,097,946
0.75%, 04/25/25	PLN 4,000	985,320
1.25%, 10/25/30	PLN 34,781	6,775,253
1.75%, 04/25/32	PLN 10,518	1,995,070
2.50%, 07/25/26	PLN 10,390	2,489,730
2.50%, 07/25/27	PLN 5,088	1,187,978
2.75%, 04/25/28	PLN 13,800	3,169,209
2.75%, 10/25/29	PLN 8,780	1,929,526
3.75%, 05/25/27	PLN 2,131	515,132
4.00%, 04/25/47	PLN 2,250	421,919
4.75%, 07/25/29	PLN 3,290	792,837
5.00%, 10/25/34	PLN 2,060	478,669
6.00%, 10/25/33	PLN 10,000	2,514,874
7.50%, 07/25/28	PLN 5,140	1,372,557
Republic of Poland Government International Bond
0.88%, 05/10/27(a)	EUR 350	364,538
1.00%, 10/25/28(a)	EUR 550	564,638
1.00%, 03/07/29(a)	EUR 400	405,568
1.50%, 01/19/26(a)	EUR 250	267,485
2.00%, 03/08/49(a)	EUR 250	196,935
2.75%, 05/25/32(a)	EUR 450	472,605
3.13%, 10/22/31(a)	EUR 1,000	1,084,084
3.63%, 11/29/30(a)	EUR 750	844,435
3.88%, 10/22/39(a)	EUR 400	430,227
4.13%, 01/11/44(a)	EUR 480	532,316
4.25%, 02/14/43(a)	EUR 450	505,300
		35,211,734
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(e)	EUR 2,229	2,096,959
0.48%, 10/18/30(e)	EUR 1,799	1,754,151
0.70%, 10/15/27(e)	EUR 2,307	2,406,036
0.90%, 10/12/35(e)	EUR 1,346	1,200,401
1.00%, 04/12/52(e)	EUR 1,095	718,095
1.15%, 04/11/42(e)	EUR 1,550	1,241,670
1.65%, 07/16/32(e)	EUR 2,420	2,469,273
1.95%, 06/15/29(a)(e)	EUR 2,417	2,587,289
2.13%, 10/17/28(e)	EUR 2,784	3,017,886

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal (continued)
2.25%, 04/18/34(e)	EUR 260	$271,930
2.88%, 10/15/25(e)	EUR 2,752	3,004,355
2.88%, 07/21/26(e)	EUR 529	581,676
2.88%, 10/20/34(a)(e)	EUR 2,260	2,476,952
3.50%, 06/18/38(e)	EUR 941	1,077,461
3.63%, 06/12/54(a)(e)	EUR 1,150	1,312,738
3.88%, 02/15/30(e)	EUR 1,339	1,565,086
4.10%, 04/15/37(e)	EUR 1,827	2,233,133
4.10%, 02/15/45(e)	EUR 1,606	1,986,337
4.13%, 04/14/27(e)	EUR 1,600	1,821,875
		33,823,303
Romania — 0.3%
Romania Government Bond
3.65%, 09/24/31	RON 3,500	633,860
4.15%, 01/26/28	RON 5,755	1,177,663
4.15%, 10/24/30	RON 4,735	905,745
4.25%, 04/28/36	RON 4,000	692,000
4.75%, 10/11/34	RON 2,120	392,524
4.85%, 04/22/26	RON 10,810	2,321,959
4.85%, 07/25/29	RON 13,630	2,763,467
5.00%, 02/12/29	RON 5,865	1,208,926
6.70%, 02/25/32	RON 5,000	1,078,046
7.10%, 07/31/34	RON 3,860	852,117
7.20%, 10/30/33	RON 2,000	444,285
7.90%, 02/24/38	RON 2,500	589,591
8.25%, 09/29/32	RON 1,000	235,480
Romania Government International Bond
1.38%, 12/02/29(a)	EUR 100	93,544
1.75%, 07/13/30(a)	EUR 500	462,406
2.00%, 12/08/26(a)	EUR 200	211,057
2.00%, 01/28/32(a)	EUR 250	221,184
2.00%, 04/14/33(a)	EUR 300	252,457
2.12%, 07/16/31(a)	EUR 250	227,068
2.13%, 03/07/28(a)	EUR 200	204,335
2.38%, 04/19/27(a)	EUR 492	519,191
2.50%, 02/08/30(a)	EUR 200	196,529
2.63%, 12/02/40(a)	EUR 350	247,780
2.75%, 04/14/41(a)	EUR 250	179,331
2.88%, 05/26/28(a)	EUR 294	307,423
2.88%, 03/11/29(a)	EUR 397	408,125
2.88%, 04/13/42(a)	EUR 300	214,485
3.38%, 02/08/38(a)	EUR 450	376,031
3.38%, 01/28/50(a)	EUR 435	315,176
3.50%, 04/03/34(a)	EUR 200	186,607
3.62%, 05/26/30(a)	EUR 500	516,099
3.75%, 02/07/34(a)	EUR 200	189,861
4.63%, 04/03/49(a)	EUR 320	286,909
5.00%, 09/27/26(a)	EUR 400	446,942
5.50%, 09/18/28(a)	EUR 500	567,547
6.38%, 09/18/33(a)	EUR 500	576,178
6.63%, 09/27/29(a)	EUR 500	592,889
Romanian Government International Bond
5.13%, 09/24/31(a)	EUR 500	541,595
5.25%, 05/30/32(a)	EUR 435	472,046
5.38%, 03/22/31(a)	EUR 534	588,199
5.63%, 02/22/36(a)	EUR 350	372,368
5.63%, 05/30/37(a)	EUR 400	423,135
		23,492,160
Samoa — 0.0%
State of Lower Austria, 3.13%, 10/30/36	EUR 300	328,433
Security	Par (000)	Value
Saudi Arabia — 0.0%
Saudi Government International Bond
0.63%, 03/03/30(a)	EUR 200	$190,194
2.00%, 07/09/39(a)	EUR 350	293,862
		484,056
Senegal — 0.5%
Corp. Andina de Fomento, 3.63%, 02/13/30(a)	EUR 1,000	1,107,165
European Financial Stability Facility, 2.88%, 05/28/31(a)	EUR 1,249	1,370,238
European Investment Bank
0.88%, 05/15/26(a)	GBP 100	122,053
2.88%, 10/15/31(a)	EUR 1,536	1,694,759
Series EARN, 0.38%, 09/15/27(a)	EUR 400	410,460
Series EARN, 2.25%, 12/14/29(a)	EUR 2,400	2,566,846
European Stability Mechanism
2.63%, 09/18/29(a)	EUR 600	654,255
2.75%, 09/15/34(a)	EUR 1,055	1,138,788
European Union
2.88%, 12/06/27(a)	EUR 1,100	1,208,971
2.88%, 10/05/29(a)	EUR 1,893	2,077,793
3.00%, 12/04/34(a)	EUR 4,000	4,359,280
3.13%, 12/05/28(a)	EUR 7,000	7,761,889
3.25%, 02/04/50(a)	EUR 2,970	3,194,750
3.38%, 10/04/39(a)	EUR 3,900	4,317,901
3.38%, 10/05/54(a)	EUR 1,820	1,970,059
International Bank for Reconstruction & Development
0.70%, 10/22/46	EUR 400	278,284
3.88%, 10/02/28	GBP 300	379,358
4.25%, 09/18/30	CAD 200	150,621
4.30%, 01/10/29	AUD 400	261,281
Series GDIF, 0.00%, 04/24/28	EUR 50	49,981
		35,074,732
Singapore — 0.4%
Singapore Government Bond
0.50%, 11/01/25	SGD 1,607	1,190,799
1.25%, 11/01/26	SGD 1,574	1,158,960
1.63%, 07/01/31	SGD 1,902	1,340,115
1.88%, 03/01/50	SGD 2,100	1,336,888
1.88%, 10/01/51	SGD 1,122	711,080
2.13%, 06/01/26	SGD 2,530	1,899,081
2.25%, 08/01/36	SGD 1,970	1,404,696
2.38%, 06/01/25	SGD 2,542	1,919,535
2.38%, 07/01/39	SGD 1,710	1,219,156
2.63%, 05/01/28	SGD 1,135	858,713
2.63%, 08/01/32	SGD 2,068	1,545,714
2.75%, 04/01/42	SGD 1,502	1,121,010
2.75%, 03/01/46	SGD 1,912	1,433,602
2.88%, 08/01/28	SGD 2,000	1,525,776
2.88%, 07/01/29	SGD 1,370	1,045,375
2.88%, 09/01/30	SGD 2,421	1,847,629
3.00%, 04/01/29	SGD 1,760	1,351,222
3.00%, 08/01/72(a)	SGD 1,083	878,768
3.25%, 06/01/54(a)	SGD 830	696,654
3.38%, 09/01/33	SGD 1,330	1,050,636
3.38%, 05/01/34	SGD 1,900	1,504,731
3.50%, 03/01/27	SGD 1,230	948,060
		27,988,200
Slovakia — 0.2%
Slovakia Government Bond
0.13%, 06/17/27(a)	EUR 1,430	1,457,138
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Slovakia (continued)
0.75%, 04/09/30(a)	EUR 1,139	$1,106,828
1.00%, 05/14/32(a)	EUR 1,580	1,485,817
1.38%, 01/21/27(a)	EUR 1,034	1,093,833
1.63%, 01/21/31(a)	EUR 802	802,614
1.88%, 03/09/37(a)	EUR 925	828,799
2.00%, 10/17/47(a)	EUR 350	279,667
2.25%, 06/12/68(a)	EUR 370	281,337
3.63%, 01/16/29(a)	EUR 1,205	1,354,898
3.63%, 06/08/33(a)	EUR 810	902,023
3.75%, 02/23/35(a)	EUR 1,010	1,121,195
4.00%, 02/23/43(a)	EUR 600	675,141
4.35%, 10/14/25(a)	EUR 1,245	1,373,563
		12,762,853
Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR 603	329,482
0.88%, 07/15/30(a)	EUR 900	887,268
1.00%, 03/06/28(a)	EUR 1,740	1,806,492
1.18%, 02/13/62(a)	EUR 530	325,567
1.19%, 03/14/29(a)	EUR 1,240	1,276,282
1.25%, 03/22/27(a)	EUR 724	767,496
1.75%, 11/03/40(a)	EUR 123	107,592
2.25%, 03/03/32(a)	EUR 1,320	1,372,882
3.13%, 08/07/45(a)	EUR 451	469,575
		7,342,636
Somalia — 0.1%
Slovakia Government Bond, 3.00%, 02/07/26(a)	EUR 4,320	4,715,694
South Korea — 2.3%
Export-Import Bank of Korea, 3.63%, 09/18/27	EUR 550	610,333
Korea Development Bank (The)
2.63%, 09/08/27	EUR 200	216,090
3.38%, 05/23/28(a)	EUR 500	551,361
Korea Housing Finance Corp.
0.00%, 06/29/26(a)	EUR 400	416,486
0.72%, 03/22/25(a)	EUR 150	161,708
3.12%, 03/18/29(a)	EUR 200	220,513
3.71%, 04/11/27(a)	EUR 300	333,594
Korea Treasury Bond
1.13%, 09/10/25	KRW 2,799,720	1,999,495
1.13%, 09/10/39	KRW 2,004,990	1,119,501
1.25%, 03/10/26	KRW 1,862,790	1,319,106
1.38%, 12/10/29	KRW 4,265,550	2,847,687
1.38%, 06/10/30	KRW 5,410,230	3,575,637
1.50%, 12/10/26	KRW 2,600,000	1,826,957
1.50%, 12/10/30	KRW 4,523,980	2,985,694
1.50%, 09/10/36	KRW 1,467,540	895,123
1.50%, 09/10/40	KRW 2,859,010	1,672,658
1.50%, 03/10/50	KRW 10,552,750	5,735,066
1.63%, 09/10/70	KRW 1,784,450	888,036
1.75%, 09/10/26	KRW 1,000,000	708,727
1.88%, 12/10/24	KRW 590,790	427,605
1.88%, 06/10/26	KRW 1,732,660	1,233,631
1.88%, 06/10/29	KRW 4,113,770	2,831,019
1.88%, 09/10/41	KRW 1,997,200	1,230,925
1.88%, 03/10/51	KRW 12,673,310	7,436,473
2.00%, 06/10/31	KRW 4,516,410	3,057,185
2.00%, 03/10/46	KRW 4,740,950	2,880,053
2.00%, 03/10/49	KRW 5,054,630	3,045,554
2.00%, 09/10/68	KRW 954,650	541,988
2.13%, 06/10/27	KRW 1,260,640	893,639
Security	Par (000)	Value
South Korea (continued)
2.13%, 03/10/47	KRW 3,332,420	$2,071,373
2.25%, 06/10/25	KRW 1,996,790	1,440,874
2.25%, 12/10/25	KRW 7,071,730	5,085,959
2.25%, 09/10/37	KRW 1,131,500	747,177
2.38%, 03/10/27	KRW 3,190,460	2,279,931
2.38%, 12/10/27	KRW 2,300,000	1,636,040
2.38%, 12/10/28	KRW 1,000,000	705,947
2.38%, 12/10/31	KRW 3,013,140	2,080,404
2.38%, 09/10/38	KRW 1,812,330	1,208,686
2.50%, 03/10/52	KRW 4,371,920	2,893,268
2.63%, 06/10/28	KRW 1,170,670	837,098
2.63%, 09/10/35	KRW 1,628,800	1,128,313
2.63%, 03/10/48	KRW 3,773,110	2,566,036
2.75%, 12/10/44	KRW 1,752,210	1,215,460
2.75%, 09/10/54	KRW 693,370	485,022
3.00%, 12/10/42	KRW 3,280,000	2,365,575
3.13%, 06/10/25	KRW 4,341,990	3,148,902
3.13%, 06/10/26	KRW 3,108,130	2,257,114
3.13%, 09/10/27	KRW 6,000,000	4,364,492
3.13%, 09/10/52	KRW 3,918,600	2,938,697
3.25%, 03/10/28	KRW 11,100,000	8,109,071
3.25%, 03/10/29	KRW 3,000,000	2,193,397
3.25%, 06/10/33	KRW 5,500,000	4,024,855
3.25%, 09/10/42	KRW 2,019,610	1,500,041
3.25%, 03/10/53	KRW 7,447,820	5,707,123
3.25%, 03/10/54	KRW 5,497,310	4,222,710
3.38%, 06/10/32	KRW 5,304,790	3,909,250
3.50%, 09/10/28	KRW 4,000,000	2,948,452
3.50%, 06/10/34	KRW 3,700,000	2,770,594
3.50%, 09/10/72	KRW 2,000,000	1,702,022
3.63%, 09/10/53	KRW 3,890,020	3,171,078
3.75%, 12/10/33	KRW 1,500,000	1,140,330
3.88%, 12/10/26	KRW 14,485,200	10,689,155
3.88%, 09/10/43	KRW 2,744,010	2,229,685
4.00%, 12/10/31	KRW 1,750,000	1,339,978
4.13%, 12/10/33	KRW 4,000,000	3,128,225
4.25%, 12/10/25	KRW 6,289,670	4,622,459
4.25%, 12/10/32	KRW 3,500,000	2,740,338
4.75%, 12/10/30	KRW 160,000	126,263
5.25%, 03/10/27	KRW 100,000	76,161
5.50%, 12/10/29	KRW 150,000	121,083
		159,590,482
Spain — 3.6%
Adif Alta Velocidad
0.55%, 10/31/31(a)	EUR 500	453,433
1.88%, 01/28/25(a)	EUR 300	325,235
3.25%, 05/31/29(a)	EUR 500	546,564
3.65%, 04/30/34(a)	EUR 300	330,349
Autonomous Community of Andalusia Spain
0.50%, 04/30/31(a)	EUR 200	184,669
1.88%, 10/31/28(a)	EUR 200	209,296
2.40%, 04/30/32(a)	EUR 200	206,247
3.40%, 04/30/34(a)	EUR 500	548,464
Autonomous Community of Catalonia, 4.22%, 04/26/35	EUR 200	222,796
Autonomous Community of Madrid Spain
0.42%, 04/30/30(a)	EUR 530	504,133
0.42%, 04/30/31(a)	EUR 100	92,465
0.83%, 07/30/27(a)	EUR 600	620,749
1.57%, 04/30/29(a)	EUR 350	360,697
1.77%, 04/30/28(a)	EUR 235	247,171

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
1.83%, 04/30/25(a)	EUR 250	$270,289
2.82%, 10/31/29(a)	EUR 200	217,017
3.46%, 04/30/34(a)	EUR 980	1,089,533
4.30%, 09/15/26	EUR 250	279,700
Basque Government
0.25%, 04/30/31(a)	EUR 100	91,876
0.45%, 04/30/32(a)	EUR 100	90,463
1.45%, 04/30/28(a)	EUR 200	208,451
1.88%, 07/30/33(a)	EUR 100	98,555
3.40%, 04/30/34(a)	EUR 100	110,982
Instituto de Credito Oficial
2.65%, 01/31/28(a)	EUR 500	542,573
3.80%, 05/31/29(a)	EUR 500	566,642
Spain Government Bond
0.00%, 01/31/26	EUR 5,918	6,239,134
0.00%, 01/31/27	EUR 1,353	1,391,729
0.00%, 01/31/28	EUR 6,567	6,579,043
0.10%, 04/30/31(e)	EUR 5,019	4,604,474
0.50%, 04/30/30(e)	EUR 3,760	3,637,505
0.50%, 10/31/31(e)	EUR 6,045	5,623,387
0.60%, 10/31/29(e)	EUR 5,595	5,504,474
0.70%, 04/30/32(e)	EUR 3,620	3,373,750
0.80%, 07/30/27(e)	EUR 7,571	7,861,479
0.80%, 07/30/29	EUR 6,831	6,818,287
0.85%, 07/30/37(e)	EUR 2,877	2,338,313
1.00%, 07/30/42(e)	EUR 3,053	2,241,878
1.00%, 10/31/50(e)	EUR 4,700	2,897,277
1.20%, 10/31/40(e)	EUR 5,454	4,300,384
1.25%, 10/31/30(e)	EUR 4,860	4,852,832
1.30%, 10/31/26(e)	EUR 5,583	5,935,800
1.40%, 04/30/28(e)	EUR 6,190	6,474,930
1.40%, 07/30/28(e)	EUR 4,835	5,041,683
1.45%, 10/31/27(e)	EUR 3,839	4,046,266
1.45%, 04/30/29(e)	EUR 4,769	4,930,589
1.45%, 10/31/71(e)	EUR 2,076	1,148,979
1.50%, 04/30/27(e)	EUR 4,895	5,196,731
1.85%, 07/30/35(e)	EUR 3,933	3,783,838
1.90%, 10/31/52(e)	EUR 3,643	2,758,425
1.95%, 04/30/26(e)	EUR 5,379	5,808,614
1.95%, 07/30/30(e)	EUR 4,847	5,060,747
2.35%, 07/30/33(e)	EUR 3,315	3,437,361
2.55%, 10/31/32(e)	EUR 5,000	5,303,993
2.70%, 10/31/48(e)	EUR 3,959	3,692,238
2.80%, 05/31/26	EUR 10,710	11,693,020
2.90%, 10/31/46(e)	EUR 4,290	4,198,721
3.15%, 04/30/33(e)	EUR 5,460	6,025,815
3.25%, 04/30/34(a)(e)	EUR 6,150	6,798,075
3.45%, 10/31/34(e)	EUR 3,330	3,732,330
3.45%, 07/30/43(a)(e)	EUR 2,458	2,629,627
3.45%, 07/30/66(e)	EUR 3,236	3,293,744
3.50%, 05/31/29	EUR 5,870	6,611,153
3.55%, 10/31/33(a)(e)	EUR 7,410	8,401,857
3.90%, 07/30/39(e)	EUR 4,127	4,739,304
4.00%, 10/31/54(e)	EUR 1,740	1,982,342
4.20%, 01/31/37(e)	EUR 3,775	4,504,320
4.70%, 07/30/41(e)	EUR 4,667	5,863,185
4.90%, 07/30/40(e)	EUR 3,620	4,625,550
5.15%, 10/31/28(e)	EUR 11,535	13,745,311
5.15%, 10/31/44(e)	EUR 3,322	4,436,228
5.75%, 07/30/32	EUR 8,115	10,576,099
5.90%, 07/30/26(e)	EUR 1,341	1,542,824
Security	Par (000)	Value
Spain (continued)
6.00%, 01/31/29	EUR 3,685	$4,550,925
		249,252,919
Supranational — 2.5%
African Development Bank
0.13%, 10/07/26	EUR 150	156,111
0.50%, 06/22/26	GBP 300	362,399
0.50%, 03/22/27	EUR 200	207,751
0.50%, 03/21/29	EUR 300	298,946
1.10%, 12/16/26	AUD 500	306,793
2.25%, 09/14/29	EUR 200	214,673
Asian Development Bank
0.00%, 10/24/29(a)	EUR 200	192,292
0.10%, 06/17/31	EUR 170	156,638
0.13%, 12/15/26	GBP 500	588,354
0.80%, 11/06/25	AUD 500	317,313
1.50%, 05/04/28	CAD 200	135,628
1.95%, 07/22/32	EUR 500	516,327
2.00%, 06/10/37	EUR 200	197,321
Council of Europe Development Bank
0.00%, 04/09/27(a)	EUR 400	410,322
0.75%, 06/09/25(a)	EUR 50	53,736
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.15%, 10/10/34(a)	EUR 680	575,336
European Financial Stability Facility
0.00%, 10/15/25(a)	EUR 1,900	2,017,526
0.00%, 10/13/27(a)	EUR 1,400	1,414,835
0.00%, 01/20/31(a)	EUR 1,700	1,568,028
0.05%, 10/17/29(a)	EUR 770	738,531
0.05%, 01/18/52(a)	EUR 655	324,323
0.13%, 03/18/30(a)	EUR 750	713,405
0.63%, 10/16/26(a)	EUR 900	944,834
0.70%, 01/20/50(a)	EUR 610	393,685
0.70%, 01/17/53(a)	EUR 400	243,303
0.75%, 05/03/27(a)	EUR 540	563,210
0.88%, 04/10/35(a)	EUR 1,270	1,132,991
0.95%, 02/14/28(a)	EUR 1,180	1,220,973
1.20%, 02/17/45(a)	EUR 450	351,603
1.25%, 05/24/33(a)	EUR 1,210	1,163,430
1.38%, 05/31/47(a)	EUR 1,322	1,053,824
1.45%, 09/05/40(a)	EUR 450	389,534
1.50%, 12/15/25(a)	EUR 1,350	1,452,007
1.70%, 02/13/43(a)	EUR 1,010	886,304
1.75%, 07/17/53(a)	EUR 880	720,235
1.80%, 07/10/48(a)	EUR 250	213,661
2.00%, 02/28/56(a)	EUR 250	215,243
2.35%, 07/29/44(a)	EUR 900	869,745
2.38%, 04/11/28(a)	EUR 1,145	1,239,201
2.38%, 06/21/32(a)	EUR 1,198	1,269,719
2.63%, 07/16/29(a)	EUR 750	816,398
2.75%, 12/03/29(a)	EUR 180	197,002
2.88%, 02/16/33(a)	EUR 1,148	1,258,743
3.00%, 09/04/34(a)	EUR 500	549,174
3.38%, 04/03/37(a)	EUR 560	632,540
3.50%, 04/11/29(a)	EUR 1,200	1,354,391
European Investment Bank
0.00%, 03/13/26(a)	EUR 1,460	1,537,228
0.00%, 12/22/26(a)	EUR 1,025	1,060,736
0.00%, 06/17/27	EUR 1,750	1,787,192
0.00%, 03/28/28(a)	EUR 561	561,794
0.00%, 09/09/30(a)	EUR 1,110	1,037,399
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.00%, 01/14/31(a)	EUR 725	$671,733
0.00%, 11/15/35(a)	EUR 650	518,766
0.00%, 05/15/41(a)	EUR 1,550	1,028,774
0.05%, 11/15/29(a)	EUR 989	948,456
0.05%, 01/16/30	EUR 800	764,655
0.05%, 10/13/34(a)	EUR 600	497,811
0.05%, 01/27/51(a)	EUR 200	102,060
0.10%, 10/15/26	EUR 100	104,113
0.13%, 04/15/25	EUR 150	161,265
0.13%, 12/14/26(a)	GBP 400	471,231
0.13%, 06/20/29(a)	EUR 850	827,116
0.25%, 09/14/29	EUR 720	700,433
0.25%, 01/20/32(a)	EUR 1,050	962,657
0.25%, 06/15/40(a)	EUR 350	251,150
0.38%, 04/14/26(a)	EUR 530	560,152
0.38%, 05/15/26(a)	EUR 840	885,990
0.50%, 01/15/27	EUR 1,691	1,765,820
0.50%, 11/13/37	EUR 375	301,068
0.63%, 01/22/29(a)	EUR 1,010	1,015,438
0.75%, 07/22/27(a)	GBP 500	584,826
0.88%, 05/15/26(a)	GBP 300	366,159
0.88%, 01/14/28(a)	EUR 400	414,244
1.00%, 09/21/26(a)	GBP 640	772,648
1.00%, 03/14/31(a)	EUR 572	562,691
1.00%, 04/14/32(a)	EUR 840	812,111
1.00%, 11/14/42(a)	EUR 490	382,588
1.13%, 11/15/32	EUR 450	434,735
1.13%, 04/13/33(a)	EUR 600	574,166
1.13%, 09/15/36(a)	EUR 950	851,903
1.25%, 05/12/25(a)	SEK 1,000	93,178
1.50%, 06/15/32(a)	EUR 800	800,405
1.50%, 11/15/47	EUR 325	266,026
1.50%, 10/16/48	EUR 880	711,112
1.75%, 09/15/45(a)	EUR 500	437,798
1.90%, 01/22/25(a)	CAD 500	357,645
2.25%, 03/15/30(a)	EUR 2,187	2,338,787
2.75%, 07/28/28(a)	EUR 1,650	1,813,729
2.88%, 01/12/33(a)	EUR 1,250	1,371,081
3.00%, 10/14/33(a)	EUR 1,200	1,329,951
3.30%, 02/03/28	AUD 750	476,858
3.50%, 04/15/27(a)	EUR 150	167,370
3.63%, 07/23/29	NOK 3,000	267,321
3.88%, 06/08/37(a)	GBP 770	916,383
4.00%, 04/15/30	EUR 1,299	1,513,489
4.00%, 10/15/37	EUR 451	546,639
4.50%, 06/07/29(a)	GBP 240	310,457
5.00%, 04/15/39	GBP 40	52,782
5.63%, 06/07/32	GBP 300	415,623
6.00%, 12/07/28	GBP 300	409,091
Series EARN, 0.00%, 09/28/28(a)	EUR 50	49,408
Series EARN, 2.75%, 07/17/29(a)	EUR 500	548,014
Series EARN, 3.00%, 02/15/39(a)	EUR 200	216,768
European Stability Mechanism
0.00%, 03/04/30(a)	EUR 1,050	997,207
0.00%, 10/15/31(a)	EUR 520	473,081
0.50%, 03/02/26(a)	EUR 1,100	1,165,221
0.50%, 03/05/29(a)	EUR 860	858,220
0.75%, 03/15/27(a)	EUR 750	783,964
0.75%, 09/05/28(a)	EUR 1,440	1,466,923
0.88%, 07/18/42(a)	EUR 80	61,721
1.00%, 06/23/27(a)	EUR 716	749,839
Security	Par (000)	Value
Supranational (continued)
1.13%, 05/03/32(a)	EUR 200	$195,170
1.20%, 05/23/33(a)	EUR 650	627,033
1.63%, 11/17/36(a)	EUR 100	95,087
1.75%, 10/20/45(a)	EUR 410	361,186
1.80%, 11/02/46(a)	EUR 860	759,442
1.85%, 12/01/55(a)	EUR 420	349,074
European Union
0.00%, 11/04/25(a)	EUR 2,708	2,874,284
0.00%, 07/06/26(a)	EUR 3,939	4,114,345
0.00%, 06/02/28(a)	EUR 1,850	1,844,482
0.00%, 10/04/28(a)	EUR 3,500	3,446,112
0.00%, 07/04/29(a)	EUR 1,300	1,258,680
0.00%, 10/04/30(a)	EUR 1,800	1,682,692
0.00%, 04/22/31(a)	EUR 1,000	919,859
0.00%, 07/04/31(a)	EUR 3,310	3,008,293
0.00%, 07/04/35(a)	EUR 2,095	1,682,950
0.10%, 10/04/40(a)	EUR 1,650	1,139,250
0.20%, 06/04/36(a)	EUR 2,075	1,665,528
0.25%, 04/22/36(a)	EUR 1,503	1,213,439
0.30%, 11/04/50(a)	EUR 2,146	1,193,812
0.40%, 02/04/37(a)	EUR 3,912	3,139,604
0.45%, 07/04/41(a)	EUR 2,260	1,584,654
0.45%, 05/02/46(a)	EUR 1,200	774,448
0.70%, 07/06/51(a)	EUR 2,610	1,573,852
0.75%, 04/04/31(a)	EUR 180	174,769
0.75%, 01/04/47(a)	EUR 930	640,619
1.00%, 07/06/32(a)	EUR 4,047	3,860,735
1.13%, 04/04/36(a)	EUR 100	90,767
1.13%, 06/04/37(a)	EUR 400	355,366
1.25%, 04/04/33(a)	EUR 860	838,070
1.25%, 02/04/43(a)	EUR 1,993	1,565,742
1.38%, 10/04/29(a)	EUR 569	587,153
1.50%, 10/04/35(a)	EUR 60	57,382
1.63%, 12/04/29(a)	EUR 3,348	3,462,732
2.00%, 10/04/27(a)	EUR 4,000	4,295,442
2.50%, 11/04/27(a)	EUR 1,000	1,091,127
2.50%, 12/04/31(a)	EUR 1,648	1,759,908
2.50%, 10/04/52(a)	EUR 2,005	1,848,573
2.63%, 02/04/48(a)	EUR 3,080	2,991,853
2.75%, 10/05/26(a)	EUR 3,829	4,185,229
2.75%, 02/04/33(a)	EUR 2,517	2,720,401
2.75%, 12/04/37(a)	EUR 1,025	1,083,586
2.88%, 04/04/28	EUR 891	983,195
3.00%, 03/04/53(a)	EUR 3,470	3,538,374
3.13%, 12/04/30(a)	EUR 2,250	2,501,637
3.25%, 07/04/34(a)	EUR 1,200	1,337,160
3.38%, 04/04/32(a)	EUR 150	171,951
3.38%, 04/04/38(a)	EUR 500	572,046
3.38%, 11/04/42(a)	EUR 2,600	2,866,399
3.75%, 04/04/42(a)	EUR 530	630,241
4.00%, 04/04/44(a)	EUR 2,150	2,559,172
Inter-American Development Bank
0.88%, 08/27/27	CAD 200	134,764
1.00%, 08/04/28	AUD 200	116,070
1.25%, 12/15/25	GBP 200	248,182
1.38%, 12/15/24	GBP 100	128,415
2.50%, 04/14/27(a)	AUD 100	62,971
4.75%, 10/05/29	GBP 500	654,340
International Bank for Reconstruction & Development
0.00%, 02/21/30	EUR 500	475,618

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.13%, 01/03/51	EUR 200	$106,335
0.20%, 01/21/61	EUR 230	101,541
0.25%, 05/21/29	EUR 500	491,142
0.25%, 01/10/50	EUR 220	125,683
0.50%, 05/18/26	AUD 100	62,034
0.63%, 11/22/27	EUR 300	309,427
0.63%, 07/14/28	GBP 150	168,291
0.63%, 01/12/33(a)	EUR 60	55,504
0.88%, 12/13/24	GBP 300	385,124
1.00%, 12/21/29	GBP 400	436,826
1.10%, 11/18/30	AUD 4,000	2,131,507
1.25%, 12/13/28	GBP 600	683,645
2.60%, 08/28/31	EUR 500	542,797
2.90%, 11/26/25	AUD 510	330,244
3.70%, 01/18/28	CAD 1,000	729,655
Series GDIF, 0.00%, 02/21/30	EUR 100	95,124
International Development Association
0.00%, 07/15/31(a)	EUR 300	274,064
0.35%, 04/22/36(a)	EUR 200	164,065
0.70%, 01/17/42(a)	EUR 50	37,014
0.75%, 09/21/28(a)	GBP 300	335,377
1.75%, 05/05/37(a)	EUR 530	502,812
2.50%, 01/15/38(a)	EUR 650	665,196
2.80%, 10/17/34(a)	EUR 2,300	2,493,494
International Finance Corp.
0.75%, 05/24/28	AUD 1,000	578,444
2.13%, 09/12/29(a)	SEK 7,000	643,145
3.15%, 06/26/29(a)	AUD 580	359,540
4.25%, 10/22/29	GBP 1,000	1,280,867
4.60%, 10/19/28(a)	AUD 550	363,616
Isle of Man Government International Bond, 1.63%, 09/14/51(a)	GBP 150	90,934
Jersey International Bond, 2.88%, 05/06/52(a)	GBP 100	83,786
Nordic Investment Bank, 0.00%, 04/30/27(a)	EUR 600	614,836
		176,178,871
Sweden — 0.4%
Kommuninvest I Sverige AB
0.38%, 06/10/26(a)	SEK 16,860	1,535,638
1.00%, 05/12/25(a)	SEK 13,000	1,210,314
1.00%, 11/12/26(a)	SEK 5,000	457,823
2.75%, 02/12/27(a)	EUR 410	448,428
2.88%, 05/23/30(a)	EUR 1,200	1,324,020
3.00%, 09/15/27(a)	EUR 500	551,816
Svensk Exportkredit AB
0.13%, 12/15/25(a)	GBP 200	244,756
3.38%, 08/30/30(a)	EUR 1,000	1,124,799
Sveriges Sakerstallda Obligationer AB
0.75%, 06/09/32(a)	SEK 2,000	161,630
3.50%, 06/14/28(a)	SEK 2,000	194,231
Sweden Government Bond
0.13%, 05/12/31(a)	SEK 24,085	2,002,605
0.50%, 11/24/45(a)	SEK 7,450	487,342
0.75%, 05/12/28(a)	SEK 47,210	4,262,624
0.75%, 11/12/29(a)	SEK 30,370	2,688,065
1.00%, 11/12/26(a)	SEK 29,550	2,727,248
1.75%, 11/11/33(a)	SEK 10,250	934,743
2.25%, 06/01/32(a)	SEK 14,940	1,421,727
2.25%, 05/11/35(a)	SEK 3,000	284,291
2.50%, 05/12/25(a)	SEK 22,400	2,103,250
Security	Par (000)	Value
Sweden (continued)
3.50%, 03/30/39(a)	SEK 8,630	$929,358
		25,094,708
Switzerland — 0.7%
Agricultural Development Bank of China, 2.30%, 07/04/34	CNY 5,610	791,166
Canton of Zurich, 0.00%, 11/10/33(a)	CHF 300	326,112
China Development Bank, 2.82%, 05/22/33	CNY 29,800	4,370,580
China Government International Bond, 2.63%, 10/09/31(a)	EUR 1,100	1,190,542
Export-Import Bank of China (The)
2.50%, 10/13/26	CNY 22,700	3,231,998
2.50%, 08/04/28	CNY 2,000	286,967
2.64%, 04/14/26	CNY 20,000	2,844,374
2.74%, 09/05/29	CNY 11,000	1,599,636
Swiss Confederation Government Bond
0.00%, 06/22/29(a)	CHF 14,802	16,874,673
0.00%, 06/26/34(a)	CHF 9,443	10,527,015
0.00%, 07/24/39(a)	CHF 6,119	6,621,041
0.50%, 05/24/55(a)	CHF 1,900	2,252,694
		50,916,798
Thailand — 0.6%
Thailand Government Bond
1.00%, 06/17/27	THB 68,724	1,978,351
1.59%, 12/17/35	THB 55,508	1,505,596
1.60%, 12/17/29	THB 45,481	1,308,290
1.60%, 06/17/35	THB 39,268	1,069,663
2.00%, 12/17/31	THB 132,318	3,845,819
2.00%, 06/17/42	THB 57,415	1,514,253
2.13%, 12/17/26	THB 36,520	1,082,657
2.35%, 06/17/26	THB 61,380	1,826,273
2.40%, 03/17/29	THB 100,000	2,989,623
2.65%, 06/17/28	THB 40,000	1,205,921
2.75%, 06/17/52	THB 41,420	1,139,146
2.80%, 06/17/34	THB 55,000	1,681,818
2.88%, 12/17/28	THB 100,030	3,045,587
2.88%, 06/17/46	THB 64,910	1,876,421
3.30%, 06/17/38	THB 67,106	2,136,219
3.35%, 06/17/33	THB 57,877	1,840,382
3.39%, 06/17/37	THB 27,040	870,224
3.40%, 06/17/36	THB 34,818	1,118,082
3.45%, 06/17/43	THB 103,490	3,312,819
3.58%, 12/17/27	THB 18,200	561,568
3.60%, 06/17/67	THB 72,950	2,259,410
3.65%, 06/20/31	THB 31,080	999,335
3.80%, 06/14/41	THB 2,000	67,718
3.85%, 12/12/25	THB 36,765	1,110,066
4.00%, 06/17/55	THB 11,160	387,823
4.00%, 06/17/66	THB 29,000	970,203
4.00%, 06/17/72	THB 25,000	850,354
4.26%, 12/12/37(a)	THB 35,800	1,233,764
4.68%, 06/29/44	THB 17,120	641,305
4.85%, 06/17/61	THB 4,500	176,379
		44,605,069
United Kingdom — 5.5%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP 150	193,081
4.50%, 12/07/38(a)	GBP 200	248,483
Transport for London, 3.88%, 07/23/42(a)	GBP 350	371,554
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP 1,435	1,763,222
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
0.13%, 01/31/28(a)	GBP 6,092	$6,920,593
0.25%, 07/31/31(a)	GBP 7,958	7,900,530
0.38%, 10/22/26(a)	GBP 3,200	3,828,075
0.38%, 10/22/30(a)	GBP 7,797	8,061,592
0.50%, 01/31/29(a)	GBP 6,800	7,531,924
0.50%, 10/22/61(a)	GBP 7,252	2,684,066
0.63%, 07/31/35(a)	GBP 9,709	8,476,080
0.63%, 10/22/50(a)	GBP 7,590	3,798,279
0.88%, 10/22/29(a)	GBP 13,210	14,581,062
0.88%, 07/31/33(a)	GBP 13,085	12,626,805
0.88%, 01/31/46(a)	GBP 4,354	2,701,942
1.00%, 01/31/32(a)	GBP 8,830	9,080,332
1.13%, 01/31/39(a)	GBP 5,981	4,939,955
1.13%, 10/22/73(a)	GBP 3,368	1,516,468
1.25%, 07/22/27(a)	GBP 10,270	12,256,889
1.25%, 10/22/41(a)	GBP 13,742	10,622,487
1.25%, 07/31/51(a)	GBP 5,627	3,391,493
1.50%, 07/22/26(a)	GBP 12,470	15,331,307
1.50%, 07/22/47(a)	GBP 5,023	3,530,906
1.50%, 07/31/53(a)	GBP 3,598	2,257,792
1.63%, 10/22/28(a)	GBP 7,800	9,145,525
1.63%, 10/22/54(a)	GBP 6,414	4,122,675
1.63%, 10/22/71(a)	GBP 4,350	2,442,552
1.75%, 09/07/37(a)	GBP 4,717	4,440,471
1.75%, 01/22/49(a)	GBP 5,137	3,739,500
1.75%, 07/22/57(a)	GBP 6,122	3,985,558
2.50%, 07/22/65(a)	GBP 4,023	3,115,121
3.25%, 01/31/33(a)	GBP 7,050	8,396,329
3.25%, 01/22/44(a)	GBP 4,458	4,627,343
3.50%, 01/22/45(a)	GBP 4,863	5,199,221
3.50%, 07/22/68(a)	GBP 3,605	3,605,220
3.75%, 03/07/27(a)	GBP 20,648	26,224,392
3.75%, 01/29/38(a)	GBP 4,124	4,879,370
3.75%, 07/22/52(a)	GBP 5,290	5,684,654
3.75%, 10/22/53(a)	GBP 6,510	6,951,988
4.00%, 10/22/31(a)	GBP 2,420	3,057,937
4.00%, 01/22/60(a)	GBP 4,045	4,517,268
4.00%, 10/22/63(a)	GBP 3,270	3,631,658
4.13%, 01/29/27(a)	GBP 6,346	8,131,085
4.13%, 07/22/29(a)	GBP 1,180	1,509,953
4.25%, 12/07/27(a)	GBP 6,452	8,326,708
4.25%, 06/07/32(a)	GBP 7,973	10,266,216
4.25%, 07/31/34(a)	GBP 5,120	6,507,480
4.25%, 03/07/36(a)	GBP 3,600	4,542,911
4.25%, 09/07/39(a)	GBP 3,669	4,521,209
4.25%, 12/07/40(a)	GBP 3,890	4,753,895
4.25%, 12/07/46(a)	GBP 7,292	8,640,500
4.25%, 12/07/49(a)	GBP 3,946	4,646,344
4.25%, 12/07/55(a)	GBP 5,116	5,974,976
4.38%, 01/31/40(a)	GBP 1,000	1,244,402
Security	Par (000)	Value
United Kingdom (continued)
4.38%, 07/31/54(a)	GBP 6,039	$7,189,619
4.50%, 06/07/28(a)	GBP 6,868	8,903,155
4.50%, 09/07/34(a)	GBP 7,695	9,992,309
4.50%, 12/07/42(a)	GBP 6,814	8,493,383
4.63%, 01/31/34(a)	GBP 6,841	8,951,133
4.75%, 12/07/30(a)	GBP 3,246	4,301,456
4.75%, 12/07/38(a)	GBP 2,704	3,534,764
4.75%, 10/22/43(a)	GBP 6,956	8,895,106
6.00%, 12/07/28(a)	GBP 518	713,337
		382,421,640
United States — 0.0%
International Development Association, 0.38%, 09/22/27(a)	GBP 200	229,758
Total Foreign Government Obligations — 80.4% (Cost: $5,953,270,733)		5,613,149,836
Total Long-Term Investments — 98.9% (Cost: $7,282,199,092)		6,901,203,572
	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(g)(h)	15,040,000	15,040,000
Total Short-Term Securities — 0.2% (Cost: $15,040,000)		15,040,000
Total Investments — 99.1% (Cost: $7,297,239,092)		6,916,243,572
Other Assets Less Liabilities — 0.9%		63,586,377
Net Assets — 100.0%		$6,979,829,949

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$26,350,000	$—	$(11,310,000)(a)	$—	$—	$15,040,000	15,040,000	$1,252,011	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	48,105,000	USD	31,597,288	Bank of New York Mellon	11/04/24	$60,610
AUD	200,450,000	USD	131,556,306	Deutsche Bank Securities Inc.	11/04/24	321,763
AUD	46,690,000	USD	30,630,041	UBS AG	11/04/24	96,646
CHF	63,810,000	USD	73,670,842	State Street Bank & Trust Company	11/04/24	221,810
CNY	9,340,050,297	USD	1,311,367,614	State Street Bank & Trust Company	11/04/24	1,236,707
CZK	460,295,000	USD	19,733,976	Morgan Stanley & Co. International PLC	11/04/24	39,929
DKK	192,305,000	USD	28,012,545	Citibank N.A.	11/04/24	29,451
EUR	2,792,630,000	USD	3,036,985,125	State Street Bank & Trust Company	11/04/24	697,794
HUF	3,802,920,000	USD	10,116,352	Nomura Securities International Inc.	11/04/24	17,471
MXN	772,640,000	USD	38,497,260	UBS AG	11/04/24	116,399
NZD	33,520,000	USD	19,998,702	State Street Bank & Trust Company	11/04/24	36,203
PLN	114,070,000	USD	28,472,198	Nomura Securities International Inc.	11/04/24	25,710
RON	59,855,000	USD	13,080,201	JPMorgan Chase Bank N.A.	11/04/24	7,007
SEK	543,665,000	USD	50,869,525	JPMorgan Chase Bank N.A.	11/04/24	157,031
SGD	38,185,000	USD	28,893,227	Nomura Securities International Inc.	11/04/24	23,850
THB	1,450,285,000	USD	42,958,679	UBS AG	11/04/24	19,096
USD	193,383,773	AUD	279,115,000	JPMorgan Chase Bank N.A.	11/04/24	9,698,202
USD	2,089,115	AUD	3,110,000	State Street Bank & Trust Company	11/04/24	42,424
USD	498,321	AUD	740,000	UBS AG	11/04/24	11,327
USD	195,551,145	CAD	264,025,000	JPMorgan Chase Bank N.A.	11/04/24	5,905,787
USD	178,484,882	CAD	241,030,000	Morgan Stanley & Co. International PLC	11/04/24	5,356,500
USD	913,218	CHF	770,000	JPMorgan Chase Bank N.A.	11/04/24	21,550
USD	74,924,662	CHF	63,040,000	State Street Bank & Trust Company	11/04/24	1,923,678
USD	1,307,522,260	CNY	9,150,050,297	State Street Bank & Trust Company	11/04/24	21,617,206
USD	20,462,251	CZK	460,295,000	Nomura Securities International Inc.	11/04/24	688,345
USD	27,892,556	DKK	185,595,000	Deutsche Bank Securities Inc.	11/04/24	829,015
USD	1,003,731	DKK	6,710,000	JPMorgan Chase Bank N.A.	11/04/24	25,276
USD	45,265,381	EUR	40,540,000	JPMorgan Chase Bank N.A.	11/04/24	1,168,002
USD	7,572,054	EUR	6,900,000	Societe Generale	11/04/24	66,580
USD	3,071,450,841	EUR	2,740,830,000	State Street Bank & Trust Company	11/04/24	90,113,366
USD	4,872,658	EUR	4,360,000	UBS AG	11/04/24	130,068
USD	561,970,768	GBP	419,110,000	Citibank N.A.	11/04/24	21,549,066
USD	1,283,439	GBP	960,000	JPMorgan Chase Bank N.A.	11/04/24	45,567
USD	1,949,956	GBP	1,490,000	Morgan Stanley & Co. International PLC	11/04/24	28,674
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,769,145	HUF	4,545,710,000	Citibank N.A.	11/04/24	$655,975
USD	16,313,663	ILS	60,345,000	Citibank N.A.	11/04/24	158,983
USD	37,269,577	MXN	735,480,000	Bank of New York Mellon	11/04/24	513,037
USD	1,877,457	MXN	37,160,000	JPMorgan Chase Bank N.A.	11/04/24	20,339
USD	10,978,833	NOK	115,550,000	JPMorgan Chase Bank N.A.	11/04/24	474,478
USD	21,298,414	NZD	33,520,000	Citibank N.A.	11/04/24	1,263,508
USD	830,764	PLN	3,200,000	JPMorgan Chase Bank N.A.	11/04/24	31,313
USD	28,977,424	PLN	110,870,000	Morgan Stanley & Co. International PLC	11/04/24	1,278,967
USD	13,449,949	RON	59,855,000	JPMorgan Chase Bank N.A.	11/04/24	362,741
USD	53,896,159	SEK	543,665,000	JPMorgan Chase Bank N.A.	11/04/24	2,869,602
USD	28,497,191	SGD	36,445,000	Bank of New York Mellon	11/04/24	897,796
USD	1,356,075	SGD	1,740,000	JPMorgan Chase Bank N.A.	11/04/24	38,393
USD	45,086,113	THB	1,450,285,000	Deutsche Bank Securities Inc.	11/04/24	2,108,339
JPY	108,171,465,000	USD	708,392,043	Deutsche Bank Securities Inc.	11/05/24	3,543,359
USD	761,747,506	JPY	108,128,535,000	Deutsche Bank Securities Inc.	11/05/24	50,094,650
USD	1,983,947	JPY	283,830,000	JPMorgan Chase Bank N.A.	11/05/24	115,907
USD	1,446,864	JPY	214,240,000	UBS AG	11/05/24	36,833
USD	196,436,811	CAD	272,730,000	Citibank N.A.	12/03/24	366,683
USD	167,207,050	CAD	232,325,000	JPMorgan Chase Bank N.A.	12/03/24	184,748
USD	541,676,370	GBP	417,430,000	UBS AG	12/03/24	3,443,922
USD	16,208,416	ILS	60,345,000	JPMorgan Chase Bank N.A.	12/03/24	39,305
USD	10,517,920	NOK	115,550,000	State Street Bank & Trust Company	12/03/24	11,709
USD	7,059,595	CLP	6,698,850,000	Citibank N.A.	12/18/24	94,106
USD	14,248,411	COP	61,920,030,000	Citibank N.A.	12/18/24	337,588
USD	1,724,981	COP	7,379,400,000	JPMorgan Chase Bank N.A.	12/18/24	67,141
USD	57,050,316	IDR	885,420,897,565	Citibank N.A.	12/18/24	769,986
USD	2,085,915	IDR	31,699,655,000	Deutsche Bank Securities Inc.	12/18/24	70,979
USD	160,763,638	KRW	215,104,615,000	Citibank N.A.	12/18/24	4,044,223
USD	54,788,228	MYR	237,370,000	Morgan Stanley & Co. International PLC	12/18/24	503,277
						236,725,997
CAD	272,730,000	USD	196,265,818	Citibank N.A.	11/04/24	(367,783)
CAD	232,325,000	USD	167,060,964	JPMorgan Chase Bank N.A.	11/04/24	(185,259)
GBP	421,560,000	USD	547,238,600	UBS AG	11/04/24	(3,657,743)
HUF	742,790,000	USD	2,084,773	UBS AG	11/04/24	(105,425)
ILS	60,345,000	USD	16,196,130	JPMorgan Chase Bank N.A.	11/04/24	(41,450)
NOK	115,550,000	USD	10,516,046	State Street Bank & Trust Company	11/04/24	(11,692)
JPY	455,140,000	USD	3,196,700	UBS AG	11/05/24	(201,175)
USD	31,606,813	AUD	48,105,000	Bank of New York Mellon	12/03/24	(60,820)
USD	131,595,954	AUD	200,450,000	Deutsche Bank Securities Inc.	12/03/24	(360,747)
USD	30,639,425	AUD	46,690,000	UBS AG	12/03/24	(96,710)
USD	9,378,108	CAD	13,060,000	Deutsche Bank Securities Inc.	12/03/24	(10,943)
USD	73,902,349	CHF	63,810,000	State Street Bank & Trust Company	12/03/24	(222,517)
USD	1,319,878,746	CNY	9,380,050,297	State Street Bank & Trust Company	12/03/24	(4,154,069)
USD	19,744,795	CZK	460,295,000	Morgan Stanley & Co. International PLC	12/03/24	(39,875)
USD	28,053,957	DKK	192,305,000	Citibank N.A.	12/03/24	(29,335)
USD	82,986,342	EUR	76,350,000	Deutsche Bank Securities Inc.	12/03/24	(161,433)
USD	3,040,570,862	EUR	2,792,630,000	State Street Bank & Trust Company	12/03/24	(699,217)
USD	6,260,799	GBP	4,870,000	Deutsche Bank Securities Inc.	12/03/24	(18,558)
USD	10,101,315	HUF	3,802,920,000	Nomura Securities International Inc.	12/03/24	(17,929)

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	710,948,104	JPY	108,171,465,000	Deutsche Bank Securities Inc.	12/03/24	$(3,553,271)
USD	51,315,903	JPY	7,788,620,000	UBS AG	12/03/24	(130,009)
USD	1,201,241	MXN	24,190,000	Deutsche Bank Securities Inc.	12/03/24	(1,593)
USD	38,304,781	MXN	772,640,000	UBS AG	12/03/24	(114,333)
USD	2,083,340	NZD	3,500,000	Deutsche Bank Securities Inc.	12/03/24	(9,006)
USD	20,847,190	NZD	34,940,000	State Street Bank & Trust Company	12/03/24	(40,398)
USD	28,447,691	PLN	114,070,000	Nomura Securities International Inc.	12/03/24	(25,675)
USD	697,783	RON	3,200,000	Deutsche Bank Securities Inc.	12/03/24	(1,464)
USD	13,068,074	RON	59,855,000	JPMorgan Chase Bank N.A.	12/03/24	(11,124)
USD	252,928	RON	1,160,000	State Street Bank & Trust Company	12/03/24	(549)
USD	50,942,419	SEK	543,665,000	JPMorgan Chase Bank N.A.	12/03/24	(157,451)
USD	28,930,505	SGD	38,185,000	Nomura Securities International Inc.	12/03/24	(24,459)
USD	45,303,346	THB	1,528,085,000	UBS AG	12/03/24	(64,456)
USD	7,902,696	PEN	30,310,000	Citibank N.A.	12/18/24	(125,838)
						(14,702,306)
						$222,023,691
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$236,725,997	$—	$—	$236,725,997
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$14,702,306	$—	$—	$14,702,306
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(180,747,692)	$—	$—	$(180,747,692)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$192,357,519	$—	$—	$192,357,519
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,861,665,491
Average amounts sold — in USD	$12,187,120,747
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$236,725,997	$14,702,306
Total derivative assets and liabilities in the Statement of Assets and Liabilities	236,725,997	14,702,306
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$236,725,997	$14,702,306
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of New York Mellon	$1,471,443	$(60,820)	$—	$—	$1,410,623
Citibank N.A.	29,269,569	(522,956)	—	(5,620,000)	23,126,613
Deutsche Bank Securities Inc.	56,968,105	(4,117,015)	—	—	52,851,090
JPMorgan Chase Bank N.A.	21,232,389	(395,284)	—	—	20,837,105
Morgan Stanley & Co. International PLC	7,207,347	(39,875)	—	—	7,167,472
Nomura Securities International Inc.	755,376	(68,063)	—	—	687,313
Societe Generale	66,580	—	—	—	66,580
State Street Bank & Trust Company	115,900,897	(5,128,442)	—	—	110,772,455
UBS AG	3,854,291	(3,854,291)	—	—	—
	$236,725,997	$(14,186,746)	$—	$(5,620,000)	$216,919,251

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(d)(e)
Bank of New York Mellon	$60,820	$(60,820)	$—	$—	$—
Citibank N.A.	522,956	(522,956)	—	—	—
Deutsche Bank Securities Inc.	4,117,015	(4,117,015)	—	—	—
JPMorgan Chase Bank N.A.	395,284	(395,284)	—	—	—
Morgan Stanley & Co. International PLC	39,875	(39,875)	—	—	—
Nomura Securities International Inc.	68,063	(68,063)	—	—	—
State Street Bank & Trust Company	5,128,442	(5,128,442)	—	—	—
UBS AG	4,369,851	(3,854,291)	—	—	515,560
	$14,702,306	$(14,186,746)	$—	$—	$515,560

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Core International Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,288,053,736	$—	$1,288,053,736
Foreign Government Obligations	—	5,613,149,836	—	5,613,149,836
Short-Term Securities
Money Market Funds	15,040,000	—	—	15,040,000
	$15,040,000	$6,901,203,572	$—	$6,916,243,572
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$236,725,997	$—	$236,725,997
Liabilities
Foreign Currency Exchange Contracts	—	(14,702,306)	—	(14,702,306)
	$—	$222,023,691	$—	222,023,691

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
October 31, 2024

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,025,361,070	$6,901,203,572
Investments, at value—affiliated(c)	82,252,372	15,040,000
Cash	—	7,758
Foreign currency, at value(d)	9,834	42,262,096
Receivables:
Investments sold	86,211,136	72,083,358
Securities lending income—affiliated	36,384	—
Capital shares sold	782,121	131,947
Dividends—unaffiliated	—	2,616
Dividends—affiliated	110,388	49,148
Interest—unaffiliated	33,203,700	61,572,881
Unrealized appreciation on forward foreign currency exchange contracts	—	236,725,997
Other assets	—	59,697
Total assets	4,227,967,005	7,329,139,070
LIABILITIES
Bank overdraft	1,370,014	—
Cash received as collateral for OTC derivatives	—	5,620,000
Collateral on securities loaned, at value	49,671,847	—
Payables:
Investments purchased	85,694,492	328,338,121
Capital shares redeemed	30,714	—
Deferred foreign capital gain tax	—	233,913
Investment advisory fees	205,534	414,781
Unrealized depreciation on forward foreign currency exchange contracts	—	14,702,306
Total liabilities	136,972,601	349,309,121
Commitments and contingent liabilities
NET ASSETS	$4,090,994,404	$6,979,829,949
NET ASSETS CONSIST OF
Paid-in capital	$4,288,780,841	$7,021,544,324
Accumulated loss	(197,786,437)	(41,714,375)
NET ASSETS	$4,090,994,404	$6,979,829,949
NET ASSET VALUE
Shares outstanding	85,200,000	135,450,000
Net asset value	$48.02	$51.53
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,073,963,602	$7,282,199,092
(b) Securities loaned, at value	$36,036,324	$—
(c) Investments, at cost—affiliated	$82,249,833	$15,040,000
(d) Foreign currency, at cost	$9,628	$42,893,139
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2024

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,322,981	$1,252,011
Interest—unaffiliated	154,928,324	143,002,540
Securities lending income—affiliated—net	369,840	—
Other income—unaffiliated	92,573	61,363
Foreign taxes withheld	—	(440,479)
Total investment income	156,713,718	143,875,435
EXPENSES
Investment advisory	2,467,366	4,174,830
Litigation fees	20,007	—
Total expenses	2,487,373	4,174,830
Less:
Investment advisory fees waived	(22,058)	—
Total expenses after fees waived	2,465,315	4,174,830
Net investment income	154,248,403	139,700,605
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(35,136,787)	(87,782,220)
Investments—affiliated	10,433	—
Capital gain distributions from underlying funds—affiliated	25	—
Forward foreign currency exchange contracts	—	(180,747,692)
Foreign currency transactions	56	(688,581)
In-kind redemptions—unaffiliated(a)	(6,161,708)	(1,504,975)
	(41,287,981)	(270,723,468)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	195,654,001	452,789,811
Investments—affiliated	(2,302)	—
Forward foreign currency exchange contracts	—	192,357,519
Foreign currency translations	165	465,116
	195,651,864	645,612,446
Net realized and unrealized gain	154,363,883	374,888,978
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$308,612,286	$514,589,583
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(187,139)
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$154,248,403	$129,174,923	$139,700,605	$80,647,913
Net realized loss	(41,287,981)	(147,118,425)	(270,723,468)	(156,373,743)
Net change in unrealized appreciation (depreciation)	195,651,864	192,136,327	645,612,446	157,267,807
Net increase in net assets resulting from operations	308,612,286	174,192,825	514,589,583	81,541,977
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(152,406,116)	(129,169,868)	(191,570,999)	(90,752,615)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(109,322,521)	(1,061,646,072)	1,893,674,764	1,093,832,782
NET ASSETS
Total increase (decrease) in net assets	46,883,649	(1,016,623,115)	2,216,693,348	1,084,622,144
Beginning of year	4,044,110,755	5,060,733,870	4,763,136,601	3,678,514,457
End of year	$4,090,994,404	$4,044,110,755	$6,979,829,949	$4,763,136,601

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$46.22	$45.92	$50.73	$51.38	$50.50
Net investment income(a)	1.78	1.30	0.85	0.84	1.18
Net realized and unrealized gain (loss)(b)	1.78	0.29	(4.80)	(0.61)	0.92
Net increase (decrease) from investment operations	3.56	1.59	(3.95)	0.23	2.10
Distributions(c)
From net investment income	(1.76)	(1.29)	(0.83)	(0.88)	(1.22)
From net realized gain	—	—	(0.03)	—	—
Total distributions	(1.76)	(1.29)	(0.86)	(0.88)	(1.22)
Net asset value, end of year	$48.02	$46.22	$45.92	$50.73	$51.38
Total Return(d)
Based on net asset value	7.81%	3.47%	(7.86)%(e)	0.44%	4.22%
Ratios to Average Net Assets(f)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	3.75%	2.78%	1.75%	1.64%	2.32%
Supplemental Data
Net assets, end of year (000)	$4,090,994	$4,044,111	$5,060,734	$6,235,133	$4,700,991
Portfolio turnover rate(g)(h)	39%	38%	60%	82%	77%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
(h) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$48.70	$48.72	$54.84	$55.77	$55.23
Net investment income(a)	1.18	0.91	0.63	0.56	0.55
Net realized and unrealized gain (loss)(b)	3.42	0.15	(6.12)	(1.39)	1.17
Net increase (decrease) from investment operations	4.60	1.06	(5.49)	(0.83)	1.72
Distributions(c)
From net investment income	(1.77)	(1.08)	(0.60)	(0.10)	(0.46)
From net realized gain	—	—	(0.03)	—	(0.01)
Return of capital	—	—	—	—	(0.71)
Total distributions	(1.77)	(1.08)	(0.63)	(0.10)	(1.18)
Net asset value, end of year	$51.53	$48.70	$48.72	$54.84	$55.77
Total Return(d)
Based on net asset value	9.61%	2.19%	(10.05)%	(1.52)%	3.16%(e)
Ratios to Average Net Assets(f)
Total expenses	0.07%	0.07%	0.07%	0.08%	0.09%
Net investment income	2.34%	1.87%	1.21%	1.00%	0.99%
Supplemental Data
Net assets, end of year (000)	$6,979,830	$4,763,137	$3,678,514	$3,887,844	$3,228,915
Portfolio turnover rate(g)	20%	19%	11%	16%	36%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of
Notes to Financial Statements

Notes to Financial Statements  (continued)
borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 1-5 Year USD Bond
Barclays Bank PLC	$4,475,673	$(4,475,673)	$—	$—
Barclays Capital, Inc.	187,819	(187,819)	—	—
BMO Capital Markets Corp.	232,305	(232,305)	—	—
BNP Paribas SA	2,483,105	(2,483,105)	—	—
BofA Securities, Inc.	2,846,270	(2,785,949)	—	60,321(b)
Citigroup Global Markets, Inc.	2,020,508	(2,020,508)	—	—
Deutsche Bank Securities, Inc.	818,540	(818,540)	—	—
Goldman Sachs & Co. LLC	4,887,273	(4,887,273)	—	—
HSBC Securities (USA), Inc.	67,135	(67,135)	—	—
J.P. Morgan Securities LLC	7,427,817	(7,427,817)	—	—
Jefferies LLC	1,896,818	(1,896,818)	—	—
Morgan Stanley	4,492,348	(4,492,348)	—	—
Nomura Securities International, Inc.	265,137	(265,137)	—	—
Pershing LLC	938,178	(938,178)	—	—
RBC Capital Markets LLC	618,906	(598,270)	—	20,636
Scotia Capital (USA), Inc.	128,536	(128,536)	—	—
Toronto-Dominion Bank	538,791	(538,791)	—	—
UBS Securities LLC	756,327	(756,327)	—	—
Wells Fargo Securities LLC	954,838	(954,838)	—	—
	$36,036,324	$(35,955,367)	$—	$80,957

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 1-5 Year USD Bond	$22,058
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Notes to Financial Statements

Notes to Financial Statements  (continued)
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares Core International Aggregate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares Core 1-5 Year USD Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 1-5 Year USD Bond	$90,092
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$1,054,669,440	$986,016,229	$537,158,190	$623,072,410
Core International Aggregate Bond	—	—	2,030,640,346	1,173,689,373

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$411,469,006	$520,783,431
Core International Aggregate Bond	1,004,106,872	18,216,943
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core 1-5 Year USD Bond	$(6,278,976)	$6,278,976
Core International Aggregate Bond	(1,504,975)	1,504,975
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
Core 1-5 Year USD Bond
Ordinary income	$152,406,116	$129,169,868
Core International Aggregate Bond
Ordinary income	$191,570,999	$90,752,615
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core 1-5 Year USD Bond	$14,029,573	$(162,180,953)	$(49,635,057)	$(197,786,437)
Core International Aggregate Bond	265,811,884	(92,340,887)	(215,185,372)	(41,714,375)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments, the hedging transactions, the accrual of income on securities in default and TBA transactions.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$4,157,248,705	$25,338,734	$(74,973,997)	$(49,635,263)
Core International Aggregate Bond	7,307,735,081	341,648,971	(556,189,391)	(214,540,420)
Notes to Financial Statements

Notes to Financial Statements  (continued)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Core 1-5 Year USD Bond
Shares sold	9,400,000	$446,849,868	10,700,000	$499,088,165
Shares redeemed	(11,700,000)	(556,172,389)	(33,400,000)	(1,560,734,237)
	(2,300,000)	$(109,322,521)	(22,700,000)	$(1,061,646,072)
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Core International Aggregate Bond
Shares sold	38,050,000	$1,913,265,631	25,700,000	$1,259,372,289
Shares redeemed	(400,000)	(19,590,867)	(3,400,000)	(165,539,507)
	37,650,000	$1,893,674,764	22,300,000	$1,093,832,782
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares Core 1-5 Year USD Bond ETF
iShares Core International Aggregate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2024:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Core International Aggregate Bond	$139,248,422	$415,896
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
Core 1-5 Year USD Bond	$68,005,370
Core International Aggregate Bond	198,299
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
Core 1-5 Year USD Bond	$153,309,306
Core International Aggregate Bond	140,405,671
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
Core 1-5 Year USD Bond	$124,369,969
Core International Aggregate Bond	4,363,966

2024 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Core 1-5 Year USD Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024

2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core International Aggregate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited & BlackRock (Singapore) Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited & BlackRock (Singapore) Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board further noted that BFA pays BlackRock International Limited & BlackRock (Singapore) Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited & BlackRock (Singapore) Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited & BlackRock (Singapore) Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
Glossary of Terms Used in this Report

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services, Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares U.S. Fixed Income Balanced Risk Systematic ETF | FIBR | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$84	$78,638
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	27	25,248
		103,886
Aerospace & Defense — 1.4%
Boeing Co. (The)
2.20%, 02/04/26	185	178,196
6.30%, 05/01/29(a)	25	25,901
6.53%, 05/01/34(a)	30	31,627
General Dynamics Corp., 3.63%, 04/01/30	50	47,618
Hexcel Corp., 4.20%, 02/15/27	80	78,021
Lockheed Martin Corp.
1.85%, 06/15/30	100	86,275
3.90%, 06/15/32	115	108,587
5.25%, 01/15/33(b)	150	154,434
RTX Corp., 6.00%, 03/15/31	10	10,589
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	26	28,018
9.75%, 11/15/30(a)	51	56,647
TransDigm Inc.
4.88%, 05/01/29	11	10,491
6.38%, 03/01/29(a)	15	15,226
6.75%, 08/15/28(a)	114	116,561
6.88%, 12/15/30(a)	27	27,701
		975,892
Agriculture — 1.8%
Altria Group Inc.
2.45%, 02/04/32	320	265,716
4.40%, 02/14/26	55	54,729
6.20%, 11/01/28	110	115,056
6.88%, 11/01/33	60	65,897
BAT Capital Corp.
2.26%, 03/25/28	70	64,219
6.00%, 02/20/34	10	10,333
6.34%, 08/02/30	60	63,292
6.42%, 08/02/33	30	31,923
Philip Morris International Inc.
1.75%, 11/01/30	340	284,301
5.25%, 02/13/34	40	40,140
5.38%, 02/15/33	40	40,536
5.50%, 09/07/30	40	41,168
5.75%, 11/17/32	150	156,305
		1,233,615
Airlines — 0.8%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	65	66,077
8.50%, 05/15/29(a)	67	70,247
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	134	133,170
5.75%, 04/20/29(a)	106	104,956
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	135	140,170
United Airlines Inc., 4.38%, 04/15/26(a)	42	41,265
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28(a)(b)	19	18,664
		574,549
Security	Par (000)	Value
Apparel — 0.2%
Tapestry Inc.
3.05%, 03/15/32(b)	$130	$109,740
7.35%, 11/27/28	15	15,296
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	10	8,549
		133,585
Auto Manufacturers — 1.7%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	78	75,746
Ford Motor Credit Co. LLC, 5.85%, 05/17/27	400	403,768
General Motors Financial Co. Inc.
2.40%, 04/10/28	150	137,523
2.40%, 10/15/28	100	90,368
3.80%, 04/07/25	95	94,451
5.80%, 01/07/29	40	40,917
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(a)	20	19,783
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	30	31,489
Toyota Motor Credit Corp., 1.90%, 01/13/27	330	312,519
		1,206,564
Auto Parts & Equipment — 0.3%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	86	85,808
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% cash)(a)(c)	15	14,504
Lear Corp., 3.80%, 09/15/27	33	32,015
Phinia Inc.
6.63%, 10/15/32(a)	21	20,945
6.75%, 04/15/29(a)	50	51,122
Tenneco Inc., 8.00%, 11/17/28(a)	16	14,805
ZF North America Capital Inc., 7.13%, 04/14/30(a)	20	20,084
		239,283
Banks — 19.6%
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(d)	200	188,210
6.92%, 08/08/33	200	215,231
Bank of America Corp.
1.32%, 06/19/26, (1-day SOFR + 1.150%)(d)	200	195,333
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	450	426,963
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	125	110,480
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	10	9,513
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	225	195,129
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(d)	150	147,291
4.25%, 10/22/26	180	178,276
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	50	48,123
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	35	35,138
5.47%, 01/23/35, (1-day SOFR + 1.650%)(d)	45	45,669
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	175	181,850
Bank of Montreal
1.25%, 09/15/26	60	56,397
Series H, 4.70%, 09/14/27	100	100,245
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(b)	103	97,784
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	40	39,786
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	50	49,538
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	281,358
Canadian Imperial Bank of Commerce, 5.62%, 07/17/26	100	101,555
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(d)	$210	$199,206
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	120	102,630
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	30	27,271
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(d)	200	195,917
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	150	143,857
4.60%, 03/09/26	200	199,330
5.83%, 02/13/35, (1-day SOFR + 2.056%)(d)	10	10,086
6.17%, 05/25/34, (1-day SOFR + 2.661%)(d)	260	269,591
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	50	53,241
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)(d)	55	51,742
Freedom Mortgage Corp.
7.63%, 05/01/26(a)	15	15,056
12.00%, 10/01/28(a)	10	10,809
12.25%, 10/01/30(a)	15	16,521
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(d)	50	47,739
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	300	283,663
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	225	189,709
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	45	38,704
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	70	59,690
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	100	97,222
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	35	34,994
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	50	51,816
HSBC Holdings PLC
3.00%, 03/10/26, (1-day SOFR + 1.430%)(d)	200	198,391
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	400	402,618
ING Groep NV, 3.87%, 03/28/26, (1-day SOFR + 1.640%)(d)	200	198,867
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	125	109,485
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	20	15,480
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(d)	315	302,577
2.01%, 03/13/26, (3-mo. CME Term SOFR + 1.585%)(d)	96	94,908
2.08%, 04/22/26, (1-day SOFR + 1.850%)(d)	49	48,305
2.60%, 02/24/26, (1-day SOFR + 0.915%)(d)	78	77,386
2.95%, 10/01/26	151	146,715
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	15	13,104
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	90	87,408
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	225	225,355
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	75	74,304
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	355	360,107
5.35%, 06/01/34, (1-day SOFR + 1.845%)(d)	100	101,147
Lloyds Banking Group PLC, 4.72%, 08/11/26, (1-year CMT + 1.750%)(d)	200	199,219
M&T Bank Corp.
6.08%, 03/13/32, (1-day SOFR + 2.260%)(d)	50	51,706
7.41%, 10/30/29, (1-day SOFR + 2.800%)(d)	165	177,596
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	500	497,950
Mitsubishi UFJ Financial Group Inc., 1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	200	189,371
Morgan Stanley
2.19%, 04/28/26, (1-day SOFR + 1.990%)(d)	110	108,448
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	200	167,473
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	95	80,561
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	140	121,576
Security	Par (000)	Value
Banks (continued)
3.13%, 07/27/26	$85	$82,888
3.62%, 04/01/31, (1-day SOFR + 3.120%)(d)	70	65,471
3.88%, 01/27/26	100	99,095
4.68%, 07/17/26, (1-day SOFR + 1.669%)(d)	110	109,667
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	145	145,150
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	80	81,339
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29(b)	100	94,922
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	60	57,362
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(d)	330	329,711
5.68%, 01/22/35, (1-day SOFR + 1.902%)(d)	50	51,337
5.81%, 06/12/26, (1-day SOFR + 1.322%)(d)	65	65,304
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(d)	80	84,061
Royal Bank of Canada
2.05%, 01/21/27	100	94,876
5.20%, 08/01/28	120	121,981
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(d)	64	65,406
Santander U.K. Group Holdings PLC, 1.53%, 08/21/26, (1-year CMT + 1.250%)(d)	200	193,955
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	210	215,914
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	282,169
4.69%, 09/15/27	120	119,805
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(d)	292	278,408
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	110	107,793
5.87%, 06/08/34, (1-day SOFR + 2.361%)(d)	60	61,706
U.S. Bancorp
4.55%, 07/22/28, (1-day SOFR + 1.660%)(d)	165	163,962
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	75	77,138
Series X, 3.15%, 04/27/27	100	96,827
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	25	24,122
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(d)	125	124,464
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(d)	150	156,865
Wells Fargo & Co.
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(d)	540	526,559
3.91%, 04/25/26, (1-day SOFR + 1.320%)(d)	295	293,242
4.54%, 08/15/26, (1-day SOFR + 1.560%)(d)	250	249,004
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	55	55,380
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)(d)	150	152,199
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	100	101,740
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(d)	24	22,237
		13,704,779
Beverages — 1.3%
Coca-Cola Co. (The), 5.00%, 05/13/34	80	81,103
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	200	180,683
Constellation Brands Inc.
2.25%, 08/01/31	110	92,648
2.88%, 05/01/30	50	44,925
3.70%, 12/06/26(b)	85	83,300
4.35%, 05/09/27	50	49,535
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC
2.13%, 04/29/32	$200	$165,763
5.30%, 10/24/27	200	204,844
		902,801
Biotechnology — 0.8%
Amgen Inc., 5.15%, 03/02/28	200	202,774
Biogen Inc., 4.05%, 09/15/25	150	148,910
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	220	184,750
		536,434
Building Materials — 0.5%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	10	10,526
Builders FirstSource Inc.
6.38%, 06/15/32(a)	40	40,283
6.38%, 03/01/34(a)	20	20,143
Eagle Materials Inc., 2.50%, 07/01/31	93	80,359
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	15	15,099
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	47	46,641
8.88%, 11/15/31(a)	35	36,783
Standard Industries Inc./New York, 4.75%, 01/15/28(a)	35	33,752
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	57	59,260
		342,846
Chemicals — 0.5%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	48	45,915
Eastman Chemical Co., 5.63%, 02/20/34	110	111,090
INEOS Finance PLC, 7.50%, 04/15/29(a)	31	32,034
LYB International Finance II BV, 3.50%, 03/02/27	40	38,841
PPG Industries Inc., 1.20%, 03/15/26	100	95,246
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	16	17,040
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	14	13,263
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	12	12,387
		365,816
Coal — 0.1%
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	33	33,755
SunCoke Energy Inc., 4.88%, 06/30/29(a)	10	9,030
		42,785
Commercial Services — 2.1%
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	65	63,707
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	24	24,028
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	47	47,104
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35	36,906
Cintas Corp. No. 2
3.70%, 04/01/27	14	13,751
4.00%, 05/01/32	60	56,931
CoreCivic Inc., 8.25%, 04/15/29	41	43,113
Equifax Inc., 4.80%, 09/15/29	55	54,480
EquipmentShare.com Inc., 9.00%, 05/15/28(a)(b)	10	10,344
GEO Group Inc. (The)
8.63%, 04/15/29	58	60,649
10.25%, 04/15/31	56	60,031
Global Payments Inc., 1.20%, 03/01/26	100	95,393
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	11	10,534
Security	Par (000)	Value
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)(b)	$39	$38,961
PROG Holdings Inc., 6.00%, 11/15/29(a)	68	65,895
Quanta Services Inc.
2.35%, 01/15/32	35	29,345
2.90%, 10/01/30	145	130,355
S&P Global Inc.
2.90%, 03/01/32	180	158,535
2.95%, 01/22/27(b)	105	101,589
Service Corp. International/U.S., 5.75%, 10/15/32	35	34,445
TriNet Group Inc., 7.13%, 08/15/31(a)	26	26,612
Verisk Analytics Inc.
4.00%, 06/15/25	208	206,715
5.75%, 04/01/33	50	52,303
VT Topco Inc., 8.50%, 08/15/30(a)	10	10,522
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	10	9,037
		1,441,285
Computers — 1.2%
Accenture Capital Inc., 4.50%, 10/04/34	10	9,666
Amdocs Ltd., 2.54%, 06/15/30	140	122,268
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)	25	23,732
Dell International LLC/EMC Corp., 5.25%, 02/01/28	100	101,553
Fortinet Inc., 2.20%, 03/15/31	15	12,756
International Business Machines Corp.
1.70%, 05/15/27	150	139,813
4.15%, 07/27/27	270	267,150
Leidos Inc., 2.30%, 02/15/31	15	12,783
NCR Atleos Corp., 9.50%, 04/01/29(a)	40	44,044
Seagate HDD Cayman
8.25%, 12/15/29(b)	15	16,130
9.63%, 12/01/32	75	85,485
		835,380
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32	90	81,952
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	160	155,087
Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.10%, 01/19/29	150	150,362
Ally Financial Inc.
6.70%, 02/14/33(b)	45	45,115
6.85%, 01/03/30, (1-day SOFR + 2.282%)(d)	90	93,544
American Express Co.
4.05%, 05/03/29	38	37,177
5.04%, 05/01/34, (1-day SOFR + 1.835%)(d)	155	154,600
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(d)	140	141,773
5.92%, 04/25/35, (1-day SOFR +1.630%)(d)	110	113,632
Ameriprise Financial Inc.
5.15%, 05/15/33	100	101,051
5.70%, 12/15/28	70	72,932
Blue Owl Finance LLC, 6.25%, 04/18/34(b)	60	61,700
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	71	74,912
Brookfield Capital Finance LLC, 6.09%, 06/14/33	170	178,262
Brookfield Finance Inc., 4.35%, 04/15/30	130	126,129
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	20	19,957
6.88%, 04/15/30(a)	25	25,101
9.25%, 07/01/31(a)	35	37,574
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	$50	$46,337
5.46%, 07/26/30, (1-day SOFR +1.560%)(b)(d)	25	25,221
5.82%, 02/01/34, (1-day SOFR + 2.600%)(b)(d)	150	152,058
6.05%, 02/01/35, (1-day SOFR + 2.260%)(b)(d)	40	41,110
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	65	67,495
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	110	114,755
Cboe Global Markets Inc., 1.63%, 12/15/30	80	66,477
Charles Schwab Corp. (The)
1.15%, 05/13/26	50	47,465
2.45%, 03/03/27	200	190,350
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	23	23,930
5.88%, 08/24/26	35	35,715
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	30	31,485
Coinbase Global Inc.
3.38%, 10/01/28(a)	145	129,487
3.63%, 10/01/31(a)(b)	52	43,360
Credit Acceptance Corp., 9.25%, 12/15/28(a)	58	61,484
Encore Capital Group Inc.
8.50%, 05/15/30(a)	50	52,711
9.25%, 04/01/29(a)	50	53,275
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	15	15,275
9.25%, 02/01/29(a)	20	20,505
GGAM Finance Ltd., 8.00%, 02/15/27(a)	15	15,498
goeasy Ltd.
7.63%, 07/01/29(a)	15	15,415
9.25%, 12/01/28(a)	58	61,858
Series 144*, 6.88%, 05/15/30(a)	23	23,265
Intercontinental Exchange Inc., 1.85%, 09/15/32(b)	15	12,024
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	15	13,846
Jefferies Financial Group Inc., 5.88%, 07/21/28	35	35,958
Jefferson Capital Holdings LLC, 9.50%, 02/15/29(a)	12	12,768
LD Holdings Group LLC, 8.75%, 11/01/27(a)	54	51,699
Mastercard Inc., 4.55%, 01/15/35(b)	50	48,486
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	28	26,234
6.50%, 08/01/29(a)	15	15,011
7.13%, 02/01/32(a)	75	76,692
Nomura Holdings Inc., 1.85%, 07/16/25	200	195,493
OneMain Finance Corp.
4.00%, 09/15/30	15	13,203
5.38%, 11/15/29(b)	15	14,368
6.63%, 05/15/29	15	15,000
7.13%, 03/15/26	74	75,813
7.50%, 05/15/31	14	14,315
7.88%, 03/15/30	75	78,040
9.00%, 01/15/29	36	38,097
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	12	11,828
PennyMac Financial Services Inc.
5.75%, 09/15/31(a)(b)	35	33,477
7.13%, 11/15/30(a)	15	15,225
7.88%, 12/15/29(a)	72	75,520
StoneX Group Inc., 7.88%, 03/01/31(a)	50	52,629
Synchrony Financial, 7.25%, 02/02/33(b)	113	115,560
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	148	141,093
5.75%, 06/15/27(a)	26	25,566
Security	Par (000)	Value
Diversified Financial Services (continued)
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	$16	$16,455
		3,992,752
Electric — 5.1%
AES Corp. (The)
1.38%, 01/15/26	50	47,889
2.45%, 01/15/31	25	21,045
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(b)	50	41,676
Appalachian Power Co.
4.50%, 08/01/32	10	9,578
5.65%, 04/01/34	30	30,669
Arizona Public Service Co.
2.20%, 12/15/31	15	12,406
5.55%, 08/01/33	10	10,132
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	25	20,642
3.70%, 07/15/30	50	47,464
Black Hills Corp., 3.95%, 01/15/26	50	49,374
Calpine Corp., 5.00%, 02/01/31(a)	75	70,782
CenterPoint Energy Inc.
2.65%, 06/01/31	20	17,335
5.25%, 08/10/26	12	12,091
5.40%, 06/01/29	10	10,177
Connecticut Light and Power Co. (The), 4.90%, 07/01/33	20	19,854
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(b)	25	21,710
5.38%, 05/15/34	30	30,773
Constellation Energy Generation LLC, 5.80%, 03/01/33	5	5,191
Consumers Energy Co., 3.60%, 08/15/32	30	27,522
Dominion Energy Inc.
Series C, 2.25%, 08/15/31	35	29,455
Series D, 2.85%, 08/15/26	50	48,341
DTE Electric Co., Series A, 1.90%, 04/01/28	80	73,271
DTE Energy Co., Series C, 3.40%, 06/15/29	20	18,736
Duke Energy Carolinas LLC
2.95%, 12/01/26	100	97,029
4.95%, 01/15/33	20	19,921
Duke Energy Corp.
4.50%, 08/15/32(b)	10	9,605
5.75%, 09/15/33	15	15,566
Duke Energy Florida LLC, 2.40%, 12/15/31	40	34,031
Duke Energy Progress LLC, 3.40%, 04/01/32	60	54,640
Entergy Corp., 2.40%, 06/15/31	80	68,058
Entergy Mississippi LLC, 5.00%, 09/01/33	10	9,904
Evergy Kansas Central Inc., 5.90%, 11/15/33	10	10,506
Eversource Energy, 2.90%, 03/01/27	70	67,090
Exelon Corp.
3.35%, 03/15/32	20	17,996
3.40%, 04/15/26	70	68,682
5.45%, 03/15/34	30	30,518
Florida Power & Light Co., 2.45%, 02/03/32	110	94,070
Georgia Power Co., 4.70%, 05/15/32	10	9,912
Interstate Power & Light Co., 5.70%, 10/15/33	20	20,676
Lightning Power LLC, 7.25%, 08/15/32(a)	71	73,898
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	25	23,633
3.70%, 03/15/29	40	38,372
4.15%, 12/15/32(b)	15	14,228
5.60%, 11/13/26	35	35,672
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	$150	$141,095
3.55%, 05/01/27	84	81,860
5.25%, 03/15/34	25	25,126
NRG Energy Inc.
5.75%, 07/15/29(a)	13	12,839
6.25%, 11/01/34(a)	10	9,989
7.00%, 03/15/33(a)(b)	90	97,526
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	50	47,422
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	38,596
3.00%, 06/15/28	55	51,498
3.15%, 01/01/26	220	215,211
3.25%, 06/01/31	20	17,839
4.55%, 07/01/30	40	38,836
PacifiCorp, 5.30%, 02/15/31	10	10,137
PECO Energy Co., 4.90%, 06/15/33	10	9,963
PPL Capital Funding Inc., 4.13%, 04/15/30	30	28,776
Public Service Co. of Colorado, 5.35%, 05/15/34	20	20,306
Public Service Co. of New Hampshire
5.35%, 10/01/33(b)	20	20,591
Series V, 2.20%, 06/15/31	20	16,974
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	60	49,923
Public Service Electric & Gas Co.
3.10%, 03/15/32	20	17,869
4.65%, 03/15/33	10	9,819
5.20%, 03/01/34	45	45,668
Public Service Enterprise Group Inc., 1.60%, 08/15/30	20	16,653
Puget Energy Inc., 2.38%, 06/15/28	10	9,083
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32	20	17,735
Sempra
3.40%, 02/01/28	50	47,816
5.50%, 08/01/33	10	10,198
Southern California Edison Co.
2.75%, 02/01/32	65	56,293
2.85%, 08/01/29	25	22,989
5.45%, 06/01/31	45	46,097
Southern Co. (The)
5.11%, 08/01/27	50	50,336
5.20%, 06/15/33	10	10,039
5.70%, 10/15/32(b)	30	31,313
Southwestern Electric Power Co.
5.30%, 04/01/33	10	10,006
Series N, 1.65%, 03/15/26	90	86,339
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	29	31,283
Union Electric Co.
2.15%, 03/15/32	40	33,287
2.95%, 06/15/27	40	38,355
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27	130	127,440
Vistra Operations Co. LLC
5.63%, 02/15/27(a)	48	47,873
6.88%, 04/15/32(a)	150	155,075
7.75%, 10/15/31(a)	50	52,823
WEC Energy Group Inc., 5.60%, 09/12/26	25	25,385
Wisconsin Electric Power Co., 4.75%, 09/30/32(b)	40	40,020
Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc.
1.75%, 03/15/27	$80	$74,703
4.60%, 06/01/32	10	9,591
		3,548,715
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31	90	76,389
Electronics — 0.6%
Avnet Inc., 4.63%, 04/15/26	100	99,306
Honeywell International Inc., 4.50%, 01/15/34	60	58,347
Imola Merger Corp., 4.75%, 05/15/29(a)	42	40,843
Jabil Inc.
1.70%, 04/15/26	165	157,330
5.45%, 02/01/29	30	30,370
Keysight Technologies Inc., 4.95%, 10/15/34(b)	25	24,277
		410,473
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	25	26,561
Tutor Perini Corp., 11.88%, 04/30/29(a)	36	39,321
		65,882
Entertainment — 0.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	54	46,617
Churchill Downs Inc., 6.75%, 05/01/31(a)(b)	16	16,286
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	42	37,086
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	51	36,032
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(a)	105	108,825
		244,846
Environmental Control — 0.5%
Republic Services Inc.
4.88%, 04/01/29	25	25,133
5.00%, 12/15/33	90	89,884
5.20%, 11/15/34(b)	75	75,882
Waste Connections Inc., 3.50%, 05/01/29	40	38,081
Waste Management Inc., 4.95%, 07/03/31	105	105,963
		334,943
Food — 0.4%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)(b)	10	10,424
Kellanova, 4.30%, 05/15/28	150	148,297
Kroger Co. (The)
4.60%, 08/15/27	30	30,044
4.70%, 08/15/26	25	25,075
5.00%, 09/15/34	45	44,234
United Natural Foods Inc., 6.75%, 10/15/28(a)	12	11,587
		269,661
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	6	5,972
5.75%, 05/20/27	86	82,921
9.38%, 06/01/28(a)	71	73,044
Atmos Energy Corp., 5.90%, 11/15/33	10	10,645
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	35	35,564
NiSource Inc.
0.95%, 08/15/25	140	135,692
1.70%, 02/15/31	30	24,750
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Piedmont Natural Gas Co. Inc., 5.10%, 02/15/35	$20	$19,621
Southern California Gas Co.
2.95%, 04/15/27	70	67,353
5.20%, 06/01/33	10	10,138
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	10	10,392
Southwest Gas Corp., 4.05%, 03/15/32	35	32,472
		508,564
Health Care - Products — 0.5%
Abbott Laboratories, 1.40%, 06/30/30(b)	20	16,994
Agilent Technologies Inc., 2.30%, 03/12/31(b)	35	30,017
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	114	119,790
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	140	137,145
5.35%, 12/01/28	40	40,792
		344,738
Health Care - Services — 3.7%
Centene Corp., 2.45%, 07/15/28	50	45,000
Cigna Group (The), 3.40%, 03/01/27	150	145,662
DaVita Inc.
4.63%, 06/01/30(a)	106	97,503
6.88%, 09/01/32(a)	170	170,833
Elevance Health Inc., 3.65%, 12/01/27	100	97,104
HCA Inc.
3.50%, 09/01/30	210	192,582
3.63%, 03/15/32	124	111,512
5.45%, 04/01/31	105	106,162
5.60%, 04/01/34	105	105,778
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	10	10,645
ICON Investments Six DAC, 5.81%, 05/08/27	400	408,018
LifePoint Health Inc.
9.88%, 08/15/30(a)	10	10,938
11.00%, 10/15/30(a)	15	16,729
Quest Diagnostics Inc.
4.60%, 12/15/27(b)	115	115,219
4.63%, 12/15/29	140	138,573
Star Parent Inc., 9.00%, 10/01/30(a)	20	20,800
Tenet Healthcare Corp., 6.13%, 10/01/28(b)	45	44,982
UnitedHealth Group Inc.
4.00%, 05/15/29(b)	100	97,516
4.25%, 01/15/29(b)	60	59,152
Universal Health Services Inc.
1.65%, 09/01/26	500	470,918
2.65%, 01/15/32	90	74,972
5.05%, 10/15/34	10	9,490
		2,550,088
Holding Companies - Diversified — 2.0%
Ares Capital Corp.
2.15%, 07/15/26	88	83,503
2.88%, 06/15/28	95	86,717
7.00%, 01/15/27	55	56,824
Barings BDC Inc., 3.30%, 11/23/26	30	28,503
Benteler International AG, Class A, 10.50%, 05/15/28(a)	19	19,686
Blackstone Private Credit Fund
2.63%, 12/15/26	25	23,555
2.70%, 01/15/25	60	59,649
Blackstone Secured Lending Fund
2.85%, 09/30/28	19	17,162
3.63%, 01/15/26	30	29,326
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp., 3.75%, 07/22/25	$180	$177,991
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	52	50,086
FS KKR Capital Corp.
2.63%, 01/15/27	160	150,138
3.40%, 01/15/26	300	291,903
6.88%, 08/15/29	50	51,498
Golub Capital BDC Inc.
2.50%, 08/24/26	20	18,942
7.05%, 12/05/28	100	103,822
Main Street Capital Corp., 6.95%, 03/01/29	85	87,040
Stena International SA
7.25%, 01/15/31(a)	10	10,399
7.63%, 02/15/31(a)	18	18,806
		1,365,550
Home Builders — 0.8%
Adams Homes Inc., 9.25%, 10/15/28(a)	10	10,441
Lennar Corp., 5.00%, 06/15/27	35	35,205
LGI Homes Inc., 8.75%, 12/15/28(a)	15	15,794
NVR Inc., 3.00%, 05/15/30	175	158,452
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	30	28,467
4.35%, 02/15/28	280	274,944
Winnebago Industries Inc., 6.25%, 07/15/28(a)	50	49,738
		573,041
Insurance — 3.7%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29(a)(b)	41	38,757
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27(a)	20	19,925
7.00%, 01/15/31(a)	15	15,110
Allstate Corp. (The), 5.05%, 06/24/29	60	60,531
Arthur J Gallagher & Co.
2.40%, 11/09/31	180	151,489
6.50%, 02/15/34	30	32,475
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(b)	33	34,448
AssuredPartners Inc., 7.50%, 02/15/32(a)	15	15,112
Brown & Brown Inc.
2.38%, 03/15/31	160	135,824
4.20%, 03/17/32	125	116,332
Enstar Group Ltd.
3.10%, 09/01/31(b)	135	114,206
4.95%, 06/01/29	30	29,609
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	30	26,909
5.63%, 08/16/32	100	101,448
6.00%, 12/07/33	106	108,801
Fidelity National Financial Inc., 4.50%, 08/15/28	200	196,815
HUB International Ltd.
7.25%, 06/15/30(a)	15	15,523
7.38%, 01/31/32(a)	15	15,306
Marsh & McLennan Companies Inc.
2.38%, 12/15/31(b)	450	384,053
4.38%, 03/15/29	60	59,266
MGIC Investment Corp., 5.25%, 08/15/28	95	93,606
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	37	37,791
Primerica Inc., 2.80%, 11/19/31	50	42,511
Principal Financial Group Inc., 5.38%, 03/15/33	22	22,393
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (The), 3.20%, 03/26/30	$16	$14,830
Reinsurance Group of America Inc., 6.00%, 09/15/33	150	156,507
RenaissanceRe Finance Inc., 3.45%, 07/01/27	120	116,369
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29(b)	70	66,340
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	17	16,559
Unum Group, 4.00%, 06/15/29	170	163,417
Willis North America Inc., 5.35%, 05/15/33	195	195,691
		2,597,953
Internet — 0.9%
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	54	50,291
Meta Platforms Inc., 3.85%, 08/15/32	175	164,864
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(d)(e)	15	13,574
9.75%, 04/15/29(a)	65	70,075
11.25%, 02/15/27(a)	95	103,228
Uber Technologies Inc., 4.80%, 09/15/34	45	43,594
VeriSign Inc., 2.70%, 06/15/31	165	141,292
Wayfair LLC, 7.25%, 10/31/29(a)(b)	45	45,533
		632,451
Iron & Steel — 1.1%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)(b)	27	26,977
7.00%, 03/15/32(a)(b)	30	30,034
7.38%, 05/01/33(a)	40	40,301
Mineral Resources Ltd.
8.13%, 05/01/27(a)	13	13,088
9.25%, 10/01/28(a)	47	49,514
Reliance Inc.
1.30%, 08/15/25	100	97,106
2.15%, 08/15/30	310	265,199
Steel Dynamics Inc., 3.25%, 01/15/31	230	209,742
U.S. Steel Corp., 6.88%, 03/01/29(b)	12	12,096
		744,057
Leisure Time — 0.5%
Amer Sports Co., 6.75%, 02/16/31(a)(b)	20	20,313
Carnival Corp., 7.63%, 03/01/26(a)	65	65,464
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	29	31,125
NCL Corp. Ltd.
5.88%, 03/15/26(a)(b)	42	41,943
7.75%, 02/15/29(a)	31	32,818
8.13%, 01/15/29(a)	10	10,586
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26(a)	18	18,016
5.63%, 09/30/31(a)	15	14,951
Sabre GLBL Inc.
8.63%, 06/01/27(a)	17	16,409
11.25%, 12/15/27(a)(b)	88	90,537
Viking Cruises Ltd., 9.13%, 07/15/31(a)	21	22,689
		364,851
Lodging — 1.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	46	41,104
5.00%, 06/01/29(a)	37	34,675
6.63%, 01/15/32(a)	57	56,996
Hyatt Hotels Corp., 5.75%, 01/30/27	30	30,585
Las Vegas Sands Corp.
5.90%, 06/01/27	110	111,684
6.00%, 08/15/29	150	152,882
Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD
5.00%, 10/15/27	$150	$151,570
5.55%, 10/15/28	170	174,770
Series HH, 2.85%, 04/15/31	145	127,485
Melco Resorts Finance Ltd., 5.75%, 07/21/28(a)	75	71,694
Travel & Leisure Co.
4.63%, 03/01/30(a)	6	5,594
6.63%, 07/31/26(a)	12	12,093
Wynn Macau Ltd., 5.63%, 08/26/28(a)	25	24,028
		995,160
Machinery — 1.5%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	125	114,280
IDEX Corp.
2.63%, 06/15/31	140	121,003
3.00%, 05/01/30	240	216,809
John Deere Capital Corp.
2.45%, 01/09/30	50	45,020
4.95%, 07/14/28(b)	300	304,007
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	20	21,471
Terex Corp., 6.25%, 10/15/32(a)	15	14,928
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	195	192,653
5.61%, 03/11/34	45	46,250
		1,076,421
Manufacturing — 0.5%
3M Co., 2.88%, 10/15/27	50	47,661
Amsted Industries Inc., 5.63%, 07/01/27(a)	17	16,886
Eaton Corp., 4.35%, 05/18/28	35	34,828
LSB Industries Inc., 6.25%, 10/15/28(a)	10	9,684
Pentair Finance SARL, 4.50%, 07/01/29	35	34,112
Teledyne Technologies Inc., 2.25%, 04/01/28	230	212,167
		355,338
Media — 2.6%
Cable One Inc., 4.00%, 11/15/30(a)(b)	34	26,774
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 06/01/33(a)	20	16,630
5.13%, 05/01/27(a)	75	73,468
5.38%, 06/01/29(a)	5	4,781
6.38%, 09/01/29(a)	202	200,031
7.38%, 03/01/31(a)(b)	145	147,427
CSC Holdings LLC
11.25%, 05/15/28(a)	45	43,875
11.75%, 01/31/29(a)	65	63,399
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	51	50,391
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	152	146,376
DISH DBS Corp., 5.75%, 12/01/28(a)	25	21,880
DISH Network Corp., 11.75%, 11/15/27(a)	50	52,637
FactSet Research Systems Inc., 2.90%, 03/01/27	225	215,732
GCI LLC, 4.75%, 10/15/28(a)	50	47,171
Nexstar Media Inc.
4.75%, 11/01/28(a)	55	51,698
5.63%, 07/15/27(a)	70	68,796
Paramount Global, 4.20%, 05/19/32	30	26,113
Sinclair Television Group Inc., 4.13%, 12/01/30(a)(b)	64	48,960
Sirius XM Radio Inc.
4.00%, 07/15/28(a)	48	44,890
4.13%, 07/01/30(a)(b)	19	16,999
5.00%, 08/01/27(a)	54	52,940
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 07/01/29(a)	$100	$97,042
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	15	13,727
TEGNA Inc.
4.63%, 03/15/28	32	30,173
5.00%, 09/15/29	80	74,635
Univision Communications Inc.
6.63%, 06/01/27(a)	45	44,715
7.38%, 06/30/30(a)	41	39,347
8.00%, 08/15/28(a)	25	25,405
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	100	90,509
		1,836,521
Mining — 0.7%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	10	10,521
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	165	165,828
5.10%, 09/08/28	150	152,249
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)	4	4,012
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	50	52,193
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,062
Taseko Mines Ltd., 8.25%, 05/01/30(a)	60	61,991
		460,856
Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	290	276,854
3.25%, 02/15/29	140	129,334
3.57%, 12/01/31	100	89,606
4.25%, 04/01/28(b)	100	97,309
Xerox Holdings Corp.
5.50%, 08/15/28(a)	55	45,175
8.88%, 11/30/29(a)	8	6,968
		645,246
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29	16	15,420
Oil & Gas — 4.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	20	20,131
Baytex Energy Corp., 8.50%, 04/30/30(a)	22	22,390
California Resources Corp., 8.25%, 06/15/29(a)	91	91,903
Canadian Natural Resources Ltd.
2.05%, 07/15/25	300	293,935
2.95%, 07/15/30	120	107,282
3.85%, 06/01/27	110	107,577
Civitas Resources Inc.
8.38%, 07/01/28(a)	50	51,698
8.75%, 07/01/31(a)	45	47,147
CNX Resources Corp.
6.00%, 01/15/29(a)	16	15,863
7.25%, 03/01/32(a)(b)	31	31,929
7.38%, 01/15/31(a)(b)	34	34,984
Comstock Resources Inc.
5.88%, 01/15/30(a)	21	19,171
6.75%, 03/01/29(a)(b)	27	25,865
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	50	48,487
7.63%, 04/01/32(a)	19	18,766
9.25%, 02/15/28(a)	38	39,904
CVR Energy Inc., 8.50%, 01/15/29(a)	72	69,736
Devon Energy Corp., 5.20%, 09/15/34	30	28,846
Security	Par (000)	Value
Oil & Gas (continued)
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	$58	$59,925
Diamondback Energy Inc.
5.15%, 01/30/30	85	85,430
5.40%, 04/18/34	80	79,826
EQT Corp., 3.90%, 10/01/27	50	48,682
Exxon Mobil Corp., 2.61%, 10/15/30	110	98,583
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	73	73,340
Hess Corp., 4.30%, 04/01/27	155	153,342
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(a)	44	41,286
8.38%, 11/01/33(a)	35	36,595
Marathon Oil Corp.
5.30%, 04/01/29	145	147,452
5.70%, 04/01/34	60	62,191
Marathon Petroleum Corp., 4.70%, 05/01/25	100	99,842
Noble Finance II LLC, 8.00%, 04/15/30(a)	115	116,588
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	40	40,387
8.75%, 06/15/31(a)	65	67,262
Occidental Petroleum Corp.
6.38%, 09/01/28(b)	150	155,320
8.88%, 07/15/30	50	57,449
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	41	39,847
7.88%, 09/15/30(a)(b)	77	76,774
Permian Resources Operating LLC, 7.00%, 01/15/32(a)	76	77,556
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	41	40,514
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	50	51,010
SM Energy Co.
6.75%, 08/01/29(a)	25	24,854
7.00%, 08/01/32(a)	20	19,866
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	60	59,547
Sunoco LP, 7.25%, 05/01/32(a)	57	59,384
Talos Production Inc.
9.00%, 02/01/29(a)	57	58,691
9.38%, 02/01/31(a)	82	84,432
Transocean Inc.
8.25%, 05/15/29(a)	21	21,102
8.50%, 05/15/31(a)	10	10,074
8.75%, 02/15/30(a)	37	38,722
Valaris Ltd., 8.38%, 04/30/30(a)	89	90,286
Vermilion Energy Inc., 6.88%, 05/01/30(a)	11	10,872
		3,262,645
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	100	100,434
Enerflex Ltd., 9.00%, 10/15/27(a)	68	70,678
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)	25	26,643
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	25	25,721
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)(b)	20	20,374
Weatherford International Ltd., 8.63%, 04/30/30(a)	79	81,661
		325,511
Packaging & Containers — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	50	43,872
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	71	68,942
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
LABL Inc., 10.50%, 07/15/27(a)(b)	$26	$25,746
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	25	25,686
9.25%, 04/15/27(a)	39	39,889
Packaging Corp. of America, 5.70%, 12/01/33(b)	100	103,628
		307,763
Pharmaceuticals — 2.1%
AbbVie Inc.
2.95%, 11/21/26	190	184,245
3.20%, 11/21/29	60	56,107
Astrazeneca Finance LLC, 1.75%, 05/28/28	150	136,144
Bausch Health Companies Inc.
6.13%, 02/01/27(a)	130	117,796
11.00%, 09/30/28(a)	135	124,242
BellRing Brands Inc., 7.00%, 03/15/30(a)	69	71,774
Cardinal Health Inc.
3.41%, 06/15/27	100	96,818
5.45%, 02/15/34	13	13,232
Cencora Inc.
3.45%, 12/15/27	158	152,513
5.13%, 02/15/34	40	39,714
McKesson Corp., 0.90%, 12/03/25	55	52,873
Merck & Co. Inc., 4.50%, 05/17/33(b)	125	122,655
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	179	169,591
5.13%, 04/30/31(a)	70	63,826
7.88%, 05/15/34(a)	12	12,382
Zoetis Inc., 2.00%, 05/15/30	90	77,712
		1,491,624
Pipelines — 6.0%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	150	150,961
Cheniere Energy Inc., 5.65%, 04/15/34(b)	40	40,211
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	45	42,806
DCP Midstream Operating LP, 3.25%, 02/15/32	5	4,334
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	11	10,893
8.63%, 03/15/29(a)	45	46,113
Enbridge Inc.
5.63%, 04/05/34	25	25,398
6.00%, 11/15/28	25	26,073
Energy Transfer LP
2.90%, 05/15/25	300	296,540
4.95%, 06/15/28(b)	150	150,312
5.55%, 05/15/34	30	30,122
6.10%, 12/01/28	100	104,213
6.55%, 12/01/33	60	64,401
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	10	10,677
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	14,986
8.25%, 01/15/29	13	13,272
8.88%, 04/15/30	65	66,950
Kinder Morgan Inc.
1.75%, 11/15/26	100	94,370
5.10%, 08/01/29(b)	95	95,391
MPLX LP
1.75%, 03/01/26	140	134,431
Security	Par (000)	Value
Pipelines (continued)
2.65%, 08/15/30	$475	$417,912
4.00%, 03/15/28	300	291,937
New Fortress Energy Inc.
6.50%, 09/30/26(a)	104	96,194
8.75%, 03/15/29(a)	41	34,247
ONEOK Inc.
2.20%, 09/15/25	200	195,375
4.55%, 07/15/28	150	148,267
5.65%, 11/01/28(b)	50	51,329
6.10%, 11/15/32	65	68,255
6.35%, 01/15/31	105	111,270
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	45	41,917
3.80%, 09/15/30	40	37,261
5.70%, 09/15/34	20	20,180
Prairie Acquiror LP, 9.00%, 08/01/29(a)	15	15,205
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	54	55,789
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(a)	43	40,358
7.38%, 02/15/29(a)	15	15,041
Targa Resources Corp.
4.20%, 02/01/33	140	128,655
5.20%, 07/01/27	150	151,749
6.15%, 03/01/29	140	146,168
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	120	116,603
6.50%, 07/15/27	100	100,908
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(a)	84	85,879
Venture Global LNG Inc.
7.00%, 01/15/30(a)	69	69,414
8.13%, 06/01/28(a)	25	25,943
8.38%, 06/01/31(a)	25	25,949
9.50%, 02/01/29(a)	72	79,606
9.88%, 02/01/32(a)(b)	45	49,115
Western Midstream Operating LP, 6.15%, 04/01/33	40	41,323
Williams Companies Inc. (The), 5.30%, 08/15/28	100	101,514
		4,185,817
Real Estate — 0.4%
CBRE Services Inc., 4.88%, 03/01/26	100	99,882
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(b)	50	53,852
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(f)	18	18,428
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	10	9,221
4.38%, 02/01/31(a)(b)	30	26,881
5.38%, 08/01/28(a)	66	64,148
Newmark Group Inc., 7.50%, 01/12/29	2	2,117
		274,529
Real Estate Investment Trusts — 5.2%
American Tower Corp.
1.45%, 09/15/26	90	84,769
3.80%, 08/15/29	160	152,259
5.80%, 11/15/28	60	61,893
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)	51	44,276
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP
8.30%, 03/15/28	$50	$52,277
8.88%, 04/12/29	50	54,188
Crown Castle Inc.
3.65%, 09/01/27	90	87,097
3.80%, 02/15/28	12	11,593
4.00%, 03/01/27	70	68,736
Equinix Inc., 2.63%, 11/18/24	85	84,891
ERP Operating LP, 4.65%, 09/15/34(b)	35	33,595
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	50	45,858
Hudson Pacific Properties LP, 3.95%, 11/01/27	30	26,926
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28(b)	20	18,105
Iron Mountain Inc.
5.63%, 07/15/32(a)(b)	119	115,417
7.00%, 02/15/29(a)(b)	45	46,272
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	23	21,690
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	28	27,099
7.00%, 07/15/31(a)	38	39,469
Mid-America Apartments LP, 1.10%, 09/15/26	110	103,088
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(b)	79	69,741
5.25%, 08/01/26(b)	34	32,178
National Health Investors Inc., 3.00%, 02/01/31	86	73,793
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)	50	46,051
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	38	38,889
Prologis LP, 4.75%, 06/15/33	75	73,588
Public Storage Operating Co.
2.30%, 05/01/31	230	198,894
3.39%, 05/01/29	95	90,201
Realty Income Corp.
2.10%, 03/15/28	100	91,731
4.75%, 02/15/29(b)	70	69,909
Rithm Capital Corp., 8.00%, 04/01/29(a)	82	81,833
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	23	20,736
Simon Property Group LP
2.45%, 09/13/29	140	125,977
2.65%, 02/01/32	50	42,926
6.25%, 01/15/34(b)	60	64,623
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	24	24,668
Sun Communities Operating LP
2.70%, 07/15/31	145	123,388
5.50%, 01/15/29	150	151,407
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
6.50%, 02/15/29(a)	24	20,629
10.50%, 02/15/28(a)(b)	109	116,203
10.50%, 02/15/28(a)	5	5,306
Ventas Realty LP, 5.63%, 07/01/34	165	168,698
VICI Properties LP
4.38%, 05/15/25	200	199,222
4.75%, 02/15/28	310	307,121
Welltower OP LLC
2.05%, 01/15/29	40	35,886
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 01/15/30	$100	$91,847
4.25%, 04/01/26	50	49,668
		3,594,611
Retail — 2.1%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30(a)	88	79,524
Academy Ltd., 6.00%, 11/15/27(a)	15	14,956
AutoZone Inc.
4.50%, 02/01/28	60	59,630
5.05%, 07/15/26	60	60,442
6.25%, 11/01/28	70	73,645
Bath & Body Works Inc.
6.63%, 10/01/30(a)(b)	25	25,044
6.75%, 07/01/36(b)	35	35,091
6.88%, 11/01/35	68	68,991
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	81	85,195
13.00%, 06/01/30, (13.00% PIK)(a)(c)	62	67,933
14.00%, 06/01/31, (14.00% PIK)(a)(c)	65	78,043
Darden Restaurants Inc.
4.35%, 10/15/27	20	19,743
4.55%, 10/15/29	35	34,171
6.30%, 10/10/33(b)	20	21,093
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(a)(b)	46	41,823
FirstCash Inc.
5.63%, 01/01/30(a)	68	65,900
6.88%, 03/01/32(a)	20	20,268
Foot Locker Inc., 4.00%, 10/01/29(a)	35	30,146
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	12	10,767
3.88%, 10/01/31(a)(b)	13	11,173
Genuine Parts Co., 1.75%, 02/01/25	245	242,826
Home Depot Inc. (The), 3.25%, 04/15/32	50	45,153
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	5	5,228
Lowe's Companies Inc., 3.35%, 04/01/27	30	29,134
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	15	14,661
5.88%, 03/15/30(a)(b)	12	11,588
McDonald's Corp., 4.95%, 08/14/33(b)	40	40,135
Nordstrom Inc., 5.00%, 01/15/44	8	6,009
Patrick Industries Inc., 6.38%, 11/01/32(a)	20	19,780
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28(a)	10	9,507
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	10	10,757
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	6	5,508
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	46	42,438
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	45	39,609
Walgreens Boots Alliance Inc.
3.45%, 06/01/26(b)	7	6,736
8.13%, 08/15/29	20	19,848
		1,452,495
Semiconductors — 2.0%
Analog Devices Inc.
1.70%, 10/01/28	40	35,942
2.10%, 10/01/31	100	84,630
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28(a)	$200	$183,021
3.15%, 11/15/25	350	344,362
3.46%, 09/15/26	110	107,742
4.00%, 04/15/29(a)	155	149,406
4.15%, 04/15/32(a)(b)	110	103,839
Marvell Technology Inc.
2.95%, 04/15/31	45	39,746
5.95%, 09/15/33	55	57,553
Micron Technology Inc.
5.30%, 01/15/31	50	50,332
5.38%, 04/15/28	100	101,375
6.75%, 11/01/29	100	107,325
		1,365,273
Software — 2.6%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	50	47,273
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	5	5,112
Cloud Software Group Inc.
8.25%, 06/30/32(a)	37	38,030
9.00%, 09/30/29(a)	58	58,000
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	25	26,548
Electronic Arts Inc., 1.85%, 02/15/31	100	83,863
Fiserv Inc.
5.35%, 03/15/31(b)	130	132,785
5.45%, 03/02/28	390	397,867
5.60%, 03/02/33	85	87,321
Intuit Inc.
5.13%, 09/15/28	150	153,264
5.20%, 09/15/33	60	61,163
Oracle Corp.
1.65%, 03/25/26	130	124,563
2.30%, 03/25/28(b)	150	138,811
2.88%, 03/25/31	175	155,055
2.95%, 04/01/30	110	99,825
4.70%, 09/27/34	70	67,357
4.90%, 02/06/33	45	44,403
RingCentral Inc., 8.50%, 08/15/30(a)(b)	30	31,705
UKG Inc., 6.88%, 02/01/31(a)	44	45,082
VMware LLC, 4.50%, 05/15/25	30	29,909
		1,827,936
Telecommunications — 4.5%
AT&T Inc., 1.70%, 03/25/26	250	239,891
Cisco Systems Inc., 5.05%, 02/26/34	30	30,502
CommScope LLC
6.00%, 03/01/26(a)	37	36,144
8.25%, 03/01/27(a)	129	121,894
CommScope Technologies LLC, 5.00%, 03/15/27(a)	43	38,048
Consolidated Communications Inc., 6.50%, 10/01/28(a)	41	38,943
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	119	118,422
Hughes Satellite Systems Corp.
5.25%, 08/01/26	49	44,978
6.63%, 08/01/26	58	49,675
Iliad Holding SASU
6.50%, 10/15/26(a)	30	30,226
8.50%, 04/15/31(a)	20	21,388
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	60	56,482
Security	Par (000)	Value
Telecommunications (continued)
Level 3 Financing Inc.
4.25%, 07/01/28(a)	$115	$95,624
10.50%, 04/15/29(a)	116	129,304
10.75%, 12/15/30(a)	36	40,338
Lumen Technologies Inc.
5.38%, 06/15/29(a)	3	2,334
10.00%, 10/15/32(a)(b)	28	27,991
Motorola Solutions Inc.
2.75%, 05/24/31	190	166,007
5.60%, 06/01/32(b)	230	237,076
Rogers Communications Inc., 5.00%, 02/15/29	100	100,085
T-Mobile USA Inc.
1.50%, 02/15/26	490	470,388
2.88%, 02/15/31	292	258,649
4.85%, 01/15/29	100	100,169
Verizon Communications Inc., 1.45%, 03/20/26	370	354,430
Viavi Solutions Inc., 3.75%, 10/01/29(a)	37	33,562
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	100	86,602
Vodafone Group PLC
5.13%, 06/04/81, (5-year CMT + 3.073%)(d)	25	19,995
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(d)	50	52,474
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28(a)(b)	23	23,125
8.25%, 10/01/31(a)	24	24,298
Zegona Finance PLC, 8.63%, 07/15/29(a)	56	59,322
		3,108,366
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)	50	45,129
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	15	14,964
		60,093
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	15	14,628
7.00%, 06/15/32(a)	25	25,697
7.88%, 12/01/30(a)	34	35,966
5.50%, 05/01/28(a)	45	44,173
		120,464
Water — 0.1%
American Water Capital Corp.
4.45%, 06/01/32(b)	25	24,321
5.15%, 03/01/34	5	5,033
Essential Utilities Inc.
2.40%, 05/01/31	5	4,313
5.38%, 01/15/34	15	15,114
		48,781
Total Corporate Bonds & Notes — 97.9% (Cost: $67,794,146)		68,312,363
U.S. Government Agency Obligations
Mortgage-Backed Securities — 32.6%
Federal Home Loan Mortgage Corp.
3.00%, 12/01/46	0 (g)	30
3.50%, 09/01/44	0 (g)	39
Federal National Mortgage Association
4.00%, 01/01/57	48	44,091
4.00%, 02/01/57	47	43,878
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00%, 11/20/54(h)	$825	$672,619
2.50%, 11/15/54(h)	800	677,623
3.00%, 11/20/54(h)	725	635,625
3.50%, 11/20/54(h)	450	406,636
4.00%, 11/15/54(h)	346	322,077
4.50%, 11/20/54(h)	500	477,214
5.00%, 11/15/54(h)	385	376,034
5.50%, 11/15/54(h)	375	372,904
6.00%, 11/15/54(h)	325	327,363
6.50%, 11/15/54(h)	175	177,787
Uniform Mortgage-Backed Securities
1.50%, 11/18/39(h)	452	391,195
2.00%, 11/18/39(h)	1,218	1,084,821
2.00%, 11/14/54(h)	5,332	4,225,659
2.50%, 11/18/39(h)	447	407,995
2.50%, 11/14/54(h)	3,637	3,008,471
3.00%, 11/18/39(h)	280	261,548
3.00%, 11/14/54(h)	2,000	1,721,573
3.50%, 11/18/39(h)	102	97,143
3.50%, 11/14/54(h)	1,550	1,385,618
4.00%, 11/15/39(h)	160	154,684
4.00%, 11/14/54(h)	1,078	995,890
4.50%, 11/14/54(h)	658	624,643
5.00%, 11/14/54(h)	850	825,886
5.50%, 11/15/54(h)	1,150	1,139,074
6.00%, 11/15/54(h)	1,025	1,031,534
6.50%, 11/15/54(h)	800	816,485
		22,706,139
Total U.S. Government Agency Obligations — 32.6% (Cost: $23,089,656)		22,706,139
Total Long-Term Investments — 130.5% (Cost: $90,883,802)		91,018,502
	Shares
Short-Term Securities
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(i)(j)(k)	6,002,379	6,006,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(i)(j)	100,000	100,000
Total Short-Term Securities — 8.7% (Cost: $6,103,129)		6,106,581
Total Investments Before TBA Sales Commitments — 139.2% (Cost: $96,986,931)		97,125,083
Security	Par (000)	Value
TBA Sales Commitments(h)
Mortgage-Backed Securities — (5.0)%
Government National Mortgage Association, 4.50%, 11/20/54	$(100)	$(95,443)
Uniform Mortgage-Backed Securities
2.50%, 11/18/39	(100)	(91,274)
5.00%, 11/14/54	(200)	(194,326)
5.50%, 11/15/54	(200)	(198,100)
6.00%, 11/15/54	(200)	(201,275)
6.50%, 11/15/54	(100)	(102,061)
2.00%, 11/18/39	(200)	(178,104)
2.00%, 11/14/54	(1,350)	(1,069,852)
2.50%, 11/14/54	(600)	(496,311)
3.00%, 11/14/54	(400)	(344,315)
3.50%, 11/14/54	(300)	(268,184)
4.00%, 11/14/54	(300)	(277,149)
Total TBA Sales Commitments — (5.0)% (Proceeds: $(3,517,742))		(3,516,394)
Total Investments, Net of TBA Sales Commitments — 134.2% (Cost: $93,469,189)		93,608,689
Liabilities in Excess of Other Assets — (34.2)%		(23,848,259)
Net Assets — 100.0%		$69,760,430

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,390,158	$615,297	$0 (a)	$371	$755	$6,006,581	6,002,379	$50,207 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	5,240	—
				$371	$755	$6,106,581		$55,447	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	8	12/19/24	$910	$(1)
5-Year U.S. Treasury Note	51	12/31/24	5,470	(100,011)
				(100,012)
Short Contracts
10-Year U.S. Treasury Note	(22)	12/19/24	2,430	74,861
U.S. Long Bond	(55)	12/19/24	6,490	287,380
Ultra U.S. Treasury Bond	(45)	12/19/24	5,648	356,167
				718,408
				$618,396
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$718,408	$—	$718,408
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$100,012	$—	$100,012

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(282,883)	$—	$(282,883)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(410,611)	$—	$(410,611)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,463,545
Average notional value of contracts — short	$12,712,449
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$68,312,363	$—	$68,312,363
U.S. Government Agency Obligations	—	22,706,139	—	22,706,139
Short-Term Securities
Money Market Funds	6,106,581	—	—	6,106,581
Liabilities
Investments
TBA Sales Commitments	—	(3,516,394)	—	(3,516,394)
	$6,106,581	$87,502,108	$—	$93,608,689
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$718,408	$—	$—	$718,408
Liabilities
Interest Rate Contracts	(100,012)	—	—	(100,012)
	$618,396	$—	$—	$618,396

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Statement of Assets and Liabilities
October 31, 2024

iShares U.S. Fixed Income Balanced Risk Systematic ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$91,018,502
Investments, at value—affiliated(c)	6,106,581
Cash pledged for futures contracts	438,000
Receivables:
Investments sold	194,083
Securities lending income—affiliated	1,385
TBA sales commitments	3,517,742
Dividends—affiliated	3,759
Interest—unaffiliated	821,754
Variation margin on futures contracts	6,128
Total assets	102,107,934
LIABILITIES
Bank overdraft	816
Collateral on securities loaned, at value	5,740,548
TBA sales commitments, at value(d)	3,516,394
Payables:
Investments purchased	23,074,946
Investment advisory fees	14,800
Total liabilities	32,347,504
Commitments and contingent liabilities
NET ASSETS	$69,760,430
NET ASSETS CONSIST OF
Paid-in capital	$84,321,218
Accumulated loss	(14,560,788)
NET ASSETS	$69,760,430
NET ASSET VALUE
Shares outstanding	800,000
Net asset value	$87.20
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$90,883,802
(b) Securities loaned, at value	$5,529,143
(c) Investments, at cost—affiliated	$6,103,129
(d) Proceeds from TBA sales commitments	$3,517,742
See notes to financial statements.
17
2024 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2024

iShares U.S. Fixed Income Balanced Risk Systematic ETF
INVESTMENT INCOME
Dividends—affiliated	$38,640
Interest—unaffiliated	3,360,892
Securities lending income—affiliated—net	16,807
Other income—unaffiliated	864
Foreign taxes withheld	(2,557)
Total investment income	3,414,646
EXPENSES
Investment advisory	161,512
Interest expense	127
Total expenses	161,639
Less:
Investment advisory fees waived	(654)
Total expenses after fees waived	160,985
Net investment income	3,253,661
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	542,062
Investments—affiliated	371
Futures contracts	(282,883)
259,550
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	4,041,274
Investments—affiliated	755
Futures contracts	(410,611)
3,631,418
Net realized and unrealized gain	3,890,968
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,144,629
See notes to financial statements.
Statement of Operations
18

Statements of Changes in Net Assets

	iShares U.S. Fixed Income Balanced Risk Systematic ETF
	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,253,661	$2,762,855
Net realized gain (loss)	259,550	(1,937,986)
Net change in unrealized appreciation (depreciation)	3,631,418	2,011,948
Net increase in net assets resulting from operations	7,144,629	2,836,817
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,181,572)	(2,788,641)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,560,417	(12,410,824)
NET ASSETS
Total increase (decrease) in net assets	12,523,474	(12,362,648)
Beginning of year	57,236,956	69,599,604
End of year	$69,760,430	$57,236,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
19
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Systematic ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$81.77	$81.88	$100.00	$101.38	$101.55
Net investment income(a)	4.33	3.66	2.44	1.81	2.67
Net realized and unrealized gain (loss)(b)	5.33	(0.10)	(18.32)	(1.22)	0.11
Net increase (decrease) from investment operations	9.66	3.56	(15.88)	0.59	2.78
Distributions(c)
From net investment income	(4.23)	(3.67)	(2.24)	(1.97)	(2.87)
Return of capital	—	—	—	—	(0.08)
Total distributions	(4.23)	(3.67)	(2.24)	(1.97)	(2.95)
Net asset value, end of year	$87.20	$81.77	$81.88	$100.00	$101.38
Total Return(d)
Based on net asset value	12.04%	4.32%	(16.04)%	0.57%	2.79%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%	0.25%	0.24%	0.25%	0.24%
Net investment income	5.04%	4.37%	2.67%	1.79%	2.65%
Supplemental Data
Net assets, end of year (000)	$69,760	$57,237	$69,600	$114,999	$131,792
Portfolio turnover rate(f)(g)	453%	464%	550%	546%	703%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
U.S. Fixed Income Balanced Risk Systematic(a)	Diversified

(a)	Formerly iShares U.S. Fixed Income Balanced Risk Factor ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
21
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Fixed Income Balanced Risk Systematic
Barclays Bank PLC	$1,239,444	$(1,239,444)	$—	$—
Barclays Capital, Inc.	133,498	(133,498)	—	—
BMO Capital Markets Corp.	69,245	(69,245)	—	—
BNP Paribas SA	616,936	(616,936)	—	—
BofA Securities, Inc.	194,641	(194,641)	—	—
Citadel Clearing LLC	7,229	(7,229)	—	—
Citigroup Global Markets, Inc.	58,256	(58,256)	—	—
Deutsche Bank Securities, Inc.	539,664	(539,664)	—	—
Goldman Sachs & Co. LLC	542,474	(542,474)	—	—
HSBC Securities (USA), Inc.	102,956	(102,956)	—	—
J.P. Morgan Securities LLC	960,898	(960,898)	—	—
Jefferies LLC	29,869	(29,869)	—	—
Pershing LLC	36,866	(36,866)	—	—
RBC Capital Markets LLC	230,994	(230,994)	—	—
Scotia Capital (USA), Inc.	51,424	(51,424)	—	—
State Street Bank & Trust Co.	379,653	(379,653)	—	—
TD Prime Services LLC	16,994	(16,994)	—	—
UBS Securities LLC	202,672	(202,672)	—	—
Wells Fargo Securities LLC	115,430	(115,430)	—	—
	$5,529,143	$(5,529,143)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares U.S. Fixed Income Balanced Risk Systematic ETF through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
U.S. Fixed Income Balanced Risk Systematic	$654
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for iShares U.S. Fixed Income Balanced Risk Systematic ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended October 31, 2024, the Fund paid BTC $5,200 for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
25
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
7. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
U.S. Fixed Income Balanced Risk Systematic	$333,683,771	$331,824,011	$29,884,092	$28,214,040
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
U.S. Fixed Income Balanced Risk Systematic	$8,205,451	$—
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
U.S. Fixed Income Balanced Risk Systematic
Ordinary income	$3,181,572	$2,788,641
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
U.S. Fixed Income Balanced Risk Systematic	$311,411	$(14,982,819)	$110,620	$(14,560,788)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Fixed Income Balanced Risk Systematic	$97,075,740	$1,110,701	$(1,060,010)	$50,691
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
27
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
U.S. Fixed Income Balanced Risk Systematic
Shares sold	100,000	$8,560,417	—	$—
Shares redeemed	—	—	(150,000)	(12,410,824)
	100,000	$8,560,417	(150,000)	$(12,410,824)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares U.S. Fixed Income Balanced Risk Systematic ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares U.S. Fixed Income Balanced Risk Systematic ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
29
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
U.S. Fixed Income Balanced Risk Systematic	$1,708
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
U.S. Fixed Income Balanced Risk Systematic	$3,235,385
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
U.S. Fixed Income Balanced Risk Systematic	$2,798,754
Important Tax Information
30

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares U.S. Fixed Income Balanced Risk Systematic ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA  and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA  and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
33
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
34

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
35
2024 iShares Annual Financial Statements and Additional Information

36

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services, Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | BEMB | Cboe BZX Exchange
• iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

2

Schedule of Investments
October 31, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.3%
YPF SA, 9.00%, 06/30/29(a)(b)	$150	$154,688
Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	200	203,938
Brazil — 2.7%
Banco do Brasil SA, 6.25%, 04/18/30(a)	200	204,500
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	200	187,060
CSN Resources SA, 4.63%, 06/10/31(a)	200	158,375
Itau Unibanco Holding SA/Cayman Island, 3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(c)	200	195,750
Petrobras Global Finance BV, 6.90%, 03/19/49	100	98,656
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(a)(d)	108	101,844
Suzano Austria GmbH, 5.00%, 01/15/30	200	193,710
Vale Overseas Ltd., 8.25%, 01/17/34(e)	100	120,150
		1,260,045
Chile — 1.9%
Colbun SA, 3.15%, 03/06/30(a)	200	179,000
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	179,375
4.50%, 08/01/47(a)	200	160,625
Enel Chile SA, 4.88%, 06/12/28	100	99,013
Inversiones CMPC SA, 6.13%, 02/26/34(a)	200	203,800
Latam Airlines Group SA, 13.38%, 10/15/29(a)	50	57,563
		879,376
China — 5.7%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	190,354
Amipeace Ltd., 2.25%, 10/22/30(a)	200	174,646
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(c)(f)	200	197,125
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	193,142
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	179,418
China Construction Bank Corp., 2.45%, 06/24/30, (5-year CMT + 2.150%)(a)(c)	200	196,620
CNAC HK Finbridge Co. Ltd., 4.13%, 07/19/27(a)	200	195,750
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	185,792
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	197,188
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(c)(f)	200	194,000
Prosus NV, 4.19%, 01/19/32(a)	300	273,281
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	182,978
Tencent Holdings Ltd.
2.88%, 04/22/31(a)	200	177,834
3.84%, 04/22/51(a)	200	156,474
		2,694,602
Colombia — 0.8%
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)	100	98,469
Ecopetrol SA
4.63%, 11/02/31	100	82,400
6.88%, 04/29/30	100	97,370
8.88%, 01/13/33	100	102,220
		380,459
Ghana — 0.4%
Tullow Oil PLC, 10.25%, 05/15/26(a)	200	183,750
Security	Par (000)	Value
Guatemala — 0.8%
CT Trust, 5.13%, 02/03/32(a)	$200	$181,250
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	179,500
		360,750
Hong Kong — 1.9%
AIA Group Ltd., 3.20%, 09/16/40(a)	200	153,526
Bank of East Asia Ltd. (The), 6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(c)	250	255,100
Melco Resorts Finance Ltd., 5.25%, 04/26/26(a)	200	195,746
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	46,093
Seaspan Corp., 5.50%, 08/01/29(a)	50	47,125
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	193,062
		890,652
India — 2.4%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	200	185,500
Greenko Dutch BV, 3.85%, 03/29/26(a)	179	172,198
JSW Steel Ltd., 3.95%, 04/05/27(a)	200	191,687
Network i2i Ltd., 5.65%, (5-year CMT + 4.274%)(a)(c)(f)	200	199,730
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	187,375
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	215,547
		1,152,037
Indonesia — 1.2%
Freeport Indonesia PT, 5.32%, 04/14/32(a)	200	197,000
Minejesa Capital BV, 4.63%, 08/10/30(a)	172	167,729
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	195,182
		559,911
Israel — 1.8%
Energian Israel Finance Ltd.
4.88%, 03/30/26(g)	50	48,469
5.88%, 03/30/31(g)	50	42,545
Israel Electric Corp. Ltd., 3.75%, 02/22/32(g)	200	170,224
Leviathan Bond Ltd., 6.50%, 06/30/27(g)	100	94,563
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	250	238,125
4.10%, 10/01/46	100	70,068
5.13%, 05/09/29	200	194,688
		858,682
Kazakhstan — 0.3%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	168,000
Kuwait — 0.8%
MEGlobal BV, 2.63%, 04/28/28(a)	200	181,500
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(a)(c)(f)	200	196,062
		377,562
Luxembourg — 0.4%
Altice Financing SA, 5.00%, 01/15/28(a)	200	168,016
Macau — 1.0%
Sands China Ltd., 2.85%, 03/08/29	300	268,968
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	192,010
		460,978
Malaysia — 1.5%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	200	171,368
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	195,250
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	169,400
4.55%, 04/21/50(a)	200	177,036
		713,054
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico — 2.9%
America Movil SAB de CV, 4.70%, 07/21/32	$200	$193,375
BBVA Bancomer SA/Texas, 5.13%, 01/18/33, (5-year CMT + 2.650%)(a)	200	187,000
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	178,000
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	118,884
Grupo Televisa SAB, 6.63%, 01/15/40	50	47,333
Petroleos Mexicanos
6.38%, 01/23/45(e)	100	69,875
6.63%, 06/15/35(e)	30	24,473
6.70%, 02/16/32	100	88,719
6.75%, 09/21/47	200	142,690
6.88%, 08/04/26	100	99,750
7.69%, 01/23/50	100	77,690
8.75%, 06/02/29(e)	100	101,031
Southern Copper Corp., 6.75%, 04/16/40	50	55,078
		1,383,898
Morocco — 0.4%
OCP SA, 6.88%, 04/25/44(a)	200	196,562
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	200	151,000
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)	200	197,978
		348,978
Peru — 0.9%
Banco de Credito del Peru SA, 3.13%, 07/01/30, (5-year CMT + 3.000%)(a)(c)	100	97,420
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	187,700
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	152,500
		437,620
Philippines — 0.4%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(a)(c)(f)	200	208,000
Qatar — 1.1%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	184,813
Qatar Energy, 3.13%, 07/12/41(a)	200	151,500
QNB Finance Ltd., 1.38%, 01/26/26(a)	200	191,000
		527,313
Saudi Arabia — 2.4%
Gaci First Investment Co., 5.25%, 10/13/32(a)	200	200,375
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	200	208,062
Riyad Sukuk Ltd., 3.17%, 02/25/30, (5-year CMT + 1.791%)(a)(c)	200	197,750
SA Global Sukuk Ltd., 2.69%, 06/17/31(a)	200	174,188
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	165,557
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	202,188
		1,148,120
Singapore — 1.6%
DBS Group Holdings Ltd., 1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(c)	200	191,375
Oversea-Chinese Banking Corp. Ltd., 5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(c)	200	202,910
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(a)	200	180,978
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)	200	188,354
		763,617
Security	Par (000)	Value
South Africa — 1.1%
Anglo American Capital PLC
2.88%, 03/17/31(a)	$200	$174,562
3.95%, 09/10/50(a)	200	151,850
Sasol Financing USA LLC, 6.50%, 09/27/28	200	194,438
		520,850
South Korea — 1.7%
LG Energy Solution Ltd., 5.50%, 07/02/34(a)	200	197,792
POSCO, 5.75%, 01/17/28(a)	200	204,106
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	187,540
SK Hynix Inc., 6.38%, 01/17/28(a)	200	207,160
		796,598
Taiwan — 1.3%
TSMC Arizona Corp.
3.13%, 10/25/41	200	157,558
3.88%, 04/22/27	300	294,633
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	171,896
		624,087
Thailand — 1.1%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(c)	200	182,406
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(c)	200	190,646
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	136,188
		509,240
Turkey — 0.9%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(c)	200	206,750
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(c)	200	210,375
		417,125
United Arab Emirates — 2.5%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	112,625
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	200,437
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	110,250
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	200	207,750
First Abu Dhabi Bank PJSC, 4.50%, (5-year CMT + 4.138%)(a)(c)(f)	200	195,688
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	155	134,291
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(a)	200	205,500
		1,166,541
United Kingdom — 2.3%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	273,171
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(c)	200	194,214
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)	200	204,942
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(c)	200	202,372
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	200	206,484
		1,081,183
United States — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	100	84,077
5.75%, 04/01/33	87	87,733
		171,810
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Zambia — 0.4%
First Quantum Minerals Ltd., 6.88%, 10/15/27(a)	$200	$197,678
Total Corporate Bonds & Notes — 46.4% (Cost: $21,435,949)		21,965,720
Foreign Government Obligations(h)
Angola — 0.6%
Angolan Government International Bond, 8.75%, 04/14/32(a)	300	271,173
Argentina — 1.8%
Argentine Republic Government International Bond
0.75%, 07/09/30(b)	413	276,782
1.00%, 07/09/29	50	35,750
3.50%, 07/09/41(b)(e)	220	112,750
4.13%, 07/09/46(b)(e)	50	28,625
5.00%, 07/09/35(b)	520	287,300
5.00%, 01/09/38(b)(e)	225	134,213
		875,420
Bahrain — 1.7%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	191,500
5.63%, 05/18/34(a)	200	185,312
7.38%, 05/14/30(a)	200	210,788
CBB International Sukuk Programme Co., 6.25%, 10/18/30(a)	200	206,875
		794,475
Brazil — 1.2%
Brazilian Government International Bond
3.88%, 06/12/30	200	181,848
5.63%, 01/07/41	100	90,370
5.63%, 02/21/47	200	170,574
8.25%, 01/20/34	100	115,300
		558,092
Chile — 1.1%
Chile Government International Bond
2.45%, 01/31/31	200	173,800
4.00%, 01/31/52(e)	200	156,438
4.34%, 03/07/42	200	173,800
		504,038
China — 0.4%
China Government International Bond, 1.75%, 10/26/31(a)	200	171,962
Colombia — 1.7%
Colombia Government International Bond
4.13%, 02/22/42	200	127,200
4.13%, 05/15/51	200	116,500
4.50%, 03/15/29	200	185,500
6.13%, 01/18/41	200	164,200
8.00%, 04/20/33	200	205,300
		798,700
Costa Rica — 0.4%
Costa Rica Government International Bond, 7.30%, 11/13/54(a)	200	211,400
Dominican Republic — 2.0%
Dominican Republic International Bond
4.50%, 01/30/30(a)	150	139,125
4.88%, 09/23/32(a)	150	136,650
Security	Par (000)	Value
Dominican Republic (continued)
5.30%, 01/21/41(a)	$150	$131,345
5.50%, 02/22/29(a)	200	196,000
6.40%, 06/05/49(a)	150	145,219
6.85%, 01/27/45(a)	100	101,450
7.45%, 04/30/44(a)	100	108,250
		958,039
Ecuador — 0.7%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	25	13,625
5.00%, 07/31/40(a)(b)	120	60,526
5.50%, 07/31/35(a)(b)	300	165,600
6.90%, 07/31/30(a)(b)	155	106,562
		346,313
Egypt — 1.9%
Egypt Government International Bond
6.59%, 02/21/28(a)	200	189,356
7.30%, 09/30/33(a)	200	168,688
7.60%, 03/01/29(a)	200	191,102
7.63%, 05/29/32(a)	200	175,000
8.88%, 05/29/50(a)	200	162,250
		886,396
El Salvador — 0.2%
El Salvador Government International Bond, 7.12%, 01/20/50(a)	150	114,450
Ghana — 0.3%
Ghana Government International Bond
0.00%, 07/03/26(a)(i)	10	8,918
0.00%, 01/03/30(a)(i)	17	12,588
5.00%, 07/03/29(a)(b)	72	62,345
5.00%, 07/03/35(a)(b)	104	72,428
		156,279
Hungary — 1.6%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	297,187
5.50%, 06/16/34(a)	200	195,688
6.75%, 09/25/52(a)	200	212,875
7.63%, 03/29/41	40	45,700
		751,450
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	183,656
Indonesia — 2.4%
Indonesia Government International Bond
3.70%, 10/30/49	200	156,188
3.85%, 10/15/30	200	189,937
4.55%, 01/11/28	200	199,437
4.85%, 01/11/33	200	197,250
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	200	190,432
5.20%, 07/02/34(a)	200	202,400
		1,135,644
Ivory Coast — 0.4%
Ivory Coast Government International Bond, 8.25%, 01/30/37(a)	200	199,062
Jamaica — 0.5%
Jamaica Government International Bond, 8.00%, 03/15/39	200	237,700
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	$200	$188,938
Kazakhstan — 0.5%
Kazakhstan Government International Bond, 6.50%, 07/21/45(a)	200	223,813
Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(a)	200	183,500
Kuwait — 0.4%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	200	196,300
Lebanon — 0.1%
Lebanon Government International Bond
6.60%, 11/27/26(a)(j)(k)	200	16,500
6.65%, 02/26/30(a)(j)(k)	150	12,375
		28,875
Mexico — 1.9%
Mexico Government International Bond
3.50%, 02/12/34	200	162,812
4.28%, 08/14/41	200	154,188
5.00%, 04/27/51	200	157,875
5.55%, 01/21/45(e)	50	45,219
6.00%, 05/07/36	200	194,312
6.35%, 02/09/35	200	200,700
		915,106
Morocco — 0.4%
Morocco Government International Bond, 6.50%, 09/08/33(a)	200	210,000
Nigeria — 1.2%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	162,187
8.38%, 03/24/29(a)	200	192,592
8.75%, 01/21/31(a)	200	191,012
		545,791
Oman — 1.9%
Oman Government International Bond
5.63%, 01/17/28(a)	300	301,125
6.00%, 08/01/29(a)	200	204,246
6.75%, 10/28/27(a)	200	207,875
6.75%, 01/17/48(a)	200	206,250
		919,496
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	185,813
Panama — 1.8%
Panama Government International Bond
2.25%, 09/29/32	300	219,450
3.16%, 01/23/30	200	172,012
3.87%, 07/23/60	200	112,180
4.50%, 04/16/50	200	132,776
8.00%, 03/01/38	200	210,500
		846,918
Paraguay — 0.4%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	200	194,563
Security	Par (000)	Value
Peru — 1.6%
Peruvian Government International Bond
2.78%, 01/23/31	$200	$173,500
3.00%, 01/15/34	100	82,281
3.30%, 03/11/41	50	37,437
3.55%, 03/10/51	50	35,375
3.60%, 01/15/72	100	64,094
5.38%, 02/08/35	150	147,525
5.63%, 11/18/50	200	195,375
		735,587
Philippines — 2.1%
Philippine Government International Bond
1.65%, 06/10/31	200	164,000
3.00%, 02/01/28	200	189,687
3.20%, 07/06/46	200	143,563
3.75%, 01/14/29	200	193,125
3.95%, 01/20/40	200	173,063
6.38%, 10/23/34	100	110,406
		973,844
Poland — 1.9%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(a)	200	198,692
Republic of Poland Government International Bond
3.25%, 04/06/26	60	58,900
4.88%, 10/04/33	100	98,495
5.13%, 09/18/34	100	98,828
5.50%, 11/16/27	70	72,085
5.50%, 04/04/53	130	125,809
5.50%, 03/18/54	200	193,042
5.75%, 11/16/32	70	73,005
		918,856
Qatar — 1.9%
Qatar Government International Bond
3.75%, 04/16/30(a)	200	193,062
4.40%, 04/16/50(a)	200	177,000
4.75%, 05/29/34(a)	200	202,625
5.10%, 04/23/48(a)	200	197,500
9.75%, 06/15/30(a)	100	126,688
		896,875
Romania — 1.5%
Romanian Government International Bond
3.00%, 02/14/31(a)	100	84,563
3.63%, 03/27/32(a)	100	85,781
4.00%, 02/14/51(a)	100	67,313
5.25%, 11/25/27(a)	150	149,062
6.13%, 01/22/44(a)	100	94,063
6.38%, 01/30/34(a)	100	99,812
7.63%, 01/17/53(a)	100	107,685
		688,279
Saudi Arabia — 2.7%
Saudi Government International Bond
3.25%, 10/26/26(a)	200	194,750
3.63%, 03/04/28(a)	200	193,500
3.75%, 01/21/55(a)	200	140,438
4.38%, 04/16/29(a)	200	197,375
4.50%, 10/26/46(a)	200	168,500
5.00%, 04/17/49(a)	200	179,562
5.50%, 10/25/32(a)	200	206,437
		1,280,562
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Senegal — 0.3%
Senegal Government International Bond, 6.25%, 05/23/33(a)	$200	$164,890
Serbia — 0.4%
Serbia International Bond, 6.00%, 06/12/34(a)	200	200,000
South Africa — 1.1%
Republic of South Africa Government International Bond
4.85%, 09/27/27	200	195,750
5.00%, 10/12/46	200	144,500
5.88%, 04/20/32	200	191,000
		531,250
South Korea — 0.8%
Korea Electric Power Corp., 5.38%, 04/06/26(a)	200	201,563
Korea Gas Corp., 3.88%, 07/13/27(a)	200	196,312
		397,875
Sri Lanka — 0.5%
Sri Lanka Government International Bond, 6.20%, 05/11/27(a)(j)(k)	400	248,500
Supranational — 0.8%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	183,750
African Export-Import Bank (The), 3.99%, 09/21/29(a)	200	185,938
		369,688
Turkey — 3.0%
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25(a)	200	208,500
Turkey Government International Bond
5.25%, 03/13/30	200	188,050
6.00%, 03/25/27	200	202,063
7.63%, 05/15/34	200	206,187
9.88%, 01/15/28	200	223,187
Turkiye Government International Bond
5.75%, 05/11/47	200	154,500
9.38%, 01/19/33	200	228,250
		1,410,737
Ukraine — 0.6%
Ukraine Government International Bond
0.00%, 02/01/34(a)(b)	64	23,498
0.00%, 02/01/35(a)(b)	54	26,278
0.00%, 02/01/36(a)(b)	45	21,784
1.75%, 02/01/29(a)(b)	22	12,947
1.75%, 02/01/34(a)(b)	107	50,153
1.75%, 02/01/35(a)(b)	100	45,759
1.75%, 02/01/35(b)(g)	100	45,750
1.75%, 02/01/36(a)(b)	86	38,426
		264,595
United Arab Emirates — 1.8%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	200	167,394
3.13%, 10/11/27(a)	200	192,602
4.13%, 10/11/47(a)	200	168,320
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	200	135,375
Security	Par (000)	Value
United Arab Emirates (continued)
UAE International Government Bond, 4.05%, 07/07/32(a)	$200	$192,375
		856,066
Uruguay — 1.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	85	80,325
Uruguay Government International Bond
4.38%, 10/27/27	110	109,622
4.38%, 01/23/31	100	98,406
4.98%, 04/20/55	110	101,365
5.10%, 06/18/50	200	189,800
		579,518
Total Foreign Government Obligations — 51.3% (Cost: $23,260,978)		24,310,484
Total Long-Term Investments — 97.7% (Cost: $44,696,927)		46,276,204
	Shares
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(l)(m)(n)	1,267,302	1,267,302
Total Short-Term Securities — 2.7% (Cost: $1,267,302)		1,267,302
Total Investments — 100.4% (Cost: $45,964,229)		47,543,506
Liabilities in Excess of Other Assets — (0.4)%		(177,047)
Net Assets — 100.0%		$47,366,459

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	All or a portion of this security is on loan.
(f)	Perpetual security with no stated maturity date.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$590,000	$677,302 (a)	$—	$—	$—	$1,267,302	1,267,302	$22,383 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,965,720	$—	$21,965,720
Foreign Government Obligations	—	24,310,484	—	24,310,484
Short-Term Securities
Money Market Funds	1,267,302	—	—	1,267,302
	$1,267,302	$46,276,204	$—	$47,543,506
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$43,457	$44,312,668
Bahrain — 0.1%
Bapco Energies BSCC, 7.50%, 10/25/27(a)	21,521	22,206,982
Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	14,704	13,196,840
3.15%, 01/14/30(a)	13,300	11,928,438
3.63%, 08/01/27(a)	17,054	16,430,463
3.70%, 01/30/50(a)	36,300	25,353,281
4.38%, 02/05/49(a)	17,438	13,710,628
4.50%, 08/01/47(a)	17,050	13,693,281
5.95%, 01/08/34(a)	17,900	18,118,156
6.30%, 09/08/53(a)	16,545	16,607,209
6.44%, 01/26/36(a)	20,100	20,904,000
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	13,612	11,413,662
		161,355,958
China — 1.8%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	19,343	17,315,853
4.13%, 07/19/27(a)	19,301	18,890,854
5.13%, 03/14/28(a)	32,295	32,302,105
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	18,313	18,082,073
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	19,872	19,473,964
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	16,745	16,120,579
2.30%, 01/08/31(a)	22,236	19,601,701
2.70%, 05/13/30(a)	27,678	25,322,325
2.95%, 11/12/29(a)	20,053	18,716,869
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	20,956	17,928,277
3.50%, 05/04/27(a)	42,369	41,416,545
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	17,156	16,793,665
		261,964,810
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(b)	36,200	36,641,278
Indonesia — 0.8%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	9,843	9,835,864
Pertamina Persero PT
1.40%, 02/09/26(a)	9,124	8,702,015
4.18%, 01/21/50(a)	9,863	7,733,480
5.63%, 05/20/43(a)	13,985	13,648,101
6.00%, 05/03/42(a)	12,065	12,164,416
6.45%, 05/30/44(a)	14,641	15,550,792
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	9,561	6,976,566
4.13%, 05/15/27(a)	14,433	14,198,464
5.25%, 10/24/42(a)	9,825	8,972,583
5.45%, 05/21/28(a)	10,056	10,191,127
Security	Par (000)	Value
Indonesia (continued)
6.15%, 05/21/48(a)	$9,842	$9,878,907
		117,852,315
Malaysia — 1.3%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	27,099	22,952,853
3.40%, 04/28/61(a)	37,737	26,039,662
3.50%, 04/21/30(a)	48,956	45,694,062
4.50%, 03/18/45(a)	32,536	28,966,801
4.55%, 04/21/50(a)	60,711	53,740,163
4.80%, 04/21/60(a)	21,789	19,785,937
		197,179,478
Mexico — 2.5%
Comision Federal de Electricidad
4.69%, 05/15/29(a)	9,268	8,781,430
6.45%, 01/24/35(c)	6,500	6,272,500
Mexico City Airport Trust, 5.50%, 07/31/47(a)	14,082	11,718,900
Petroleos Mexicanos
4.50%, 01/23/26	8,435	8,199,326
5.35%, 02/12/28	15,673	14,586,704
5.95%, 01/28/31	28,525	24,531,500
6.35%, 02/12/48	11,469	7,833,327
6.38%, 01/23/45	8,764	6,123,845
6.49%, 01/23/27	11,618	11,454,070
6.50%, 03/13/27	29,582	28,957,524
6.50%, 01/23/29	7,726	7,251,546
6.50%, 06/02/41	11,479	8,498,478
6.63%, 06/15/35	20,935	17,077,726
6.70%, 02/16/32	50,567	44,862,537
6.75%, 09/21/47	40,996	29,248,596
6.84%, 01/23/30	17,277	15,899,159
6.88%, 08/04/26	19,362	19,313,595
6.95%, 01/28/60	28,193	20,087,512
7.69%, 01/23/50	61,074	47,448,391
8.75%, 06/02/29	15,027	15,182,160
10.00%, 02/07/33	15,020	15,852,108
		369,180,934
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49(a)	14,579	11,011,701
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	21,750	22,551,053
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	22,583	17,050,165
Banco Nacional de Panama, 2.50%, 08/11/30(a)	17,500	14,125,825
		31,175,990
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	19,413	14,802,413
5.63%, 06/19/47(a)	39,846	25,899,900
		40,702,313
Qatar — 0.8%
Qatar Energy
1.38%, 09/12/26(a)	17,818	16,763,709
2.25%, 07/12/31(a)	42,807	36,760,511
3.13%, 07/12/41(a)	42,231	31,989,983
QatarEnergy, 3.30%, 07/12/51(a)	48,267	33,907,567
		119,421,770
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia — 1.0%
Gaci First Investment Co.
4.75%, 02/14/30(a)	$13,609	$13,379,348
4.88%, 02/14/35(a)	15,305	14,716,714
5.00%, 10/13/27(a)	10,504	10,507,283
5.00%, 01/29/29(a)	14,050	14,006,094
5.13%, 02/14/53(a)	13,712	11,873,736
5.25%, 10/13/32(a)	12,287	12,310,038
5.25%, 01/29/34(a)	13,850	13,798,062
5.38%, 01/29/54(a)	11,700	10,456,875
Suci Second Investment Co.
4.38%, 09/10/27(a)	4,800	4,731,408
5.17%, 03/05/31(a)	15,950	15,990,194
6.00%, 10/25/28(a)	18,100	18,790,062
6.25%, 10/25/33(a)	9,600	10,347,000
		150,906,814
South Africa — 0.3%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	21,378	21,351,277
Transnet SOC Ltd., 8.25%, 02/06/28(a)	21,650	22,049,172
		43,400,449
United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	20,353	18,330,421
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/31(c)	4,800	4,642,512
5.25%, 10/02/54(c)	5,475	5,153,344
5.38%, 05/08/29(a)	12,050	12,291,000
5.50%, 05/08/34(a)	12,100	12,438,800
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(c)	8,000	7,770,000
4.25%, 09/11/29(a)	200	194,250
4.50%, 09/11/34(c)	12,150	11,542,500
4.50%, 09/11/34(a)	200	190,000
5.13%, 09/11/54(c)	13,250	12,322,500
5.13%, 09/11/54(a)	200	186,000
DP World Crescent Ltd.
3.88%, 07/18/29(a)	9,358	8,933,966
4.85%, 09/26/28(a)	9,008	8,980,976
5.50%, 09/13/33(a)	13,100	13,325,156
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	12,001	11,486,157
6.85%, 07/02/37(a)	15,750	17,364,375
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(a)(b)(d)	13,123	13,086,092
MDGH GMTN RSC Ltd.
2.50%, 05/21/26(a)	8,519	8,215,085
2.88%, 11/07/29(a)	9,190	8,393,503
2.88%, 05/21/30(a)	8,997	8,142,285
3.38%, 03/28/32(a)	9,860	8,938,706
3.40%, 06/07/51(a)	8,959	6,316,095
3.95%, 05/21/50(a)	17,972	13,928,300
4.38%, 11/22/33(a)	9,384	8,891,340
5.50%, 04/28/33(a)	8,979	9,225,922
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	8,150	8,164,099
		238,453,384
Total Corporate Bonds & Notes — 12.5% (Cost: $2,144,625,199)		1,868,317,897
Security	Par (000)	Value
Foreign Government Obligations(e)
Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	$37,811	$34,573,433
8.25%, 05/09/28(a)	38,634	36,785,749
8.75%, 04/14/32(a)	38,199	34,528,458
9.13%, 11/26/49(a)	27,951	23,327,905
9.38%, 05/08/48(a)	38,100	32,468,439
		161,683,984
Argentina — 2.7%
Argentine Republic Government International Bond
0.75%, 07/09/30(f)	163,663	109,735,811
1.00%, 07/09/29	28,166	20,138,854
3.50%, 07/09/41(f)	112,210	57,507,767
4.13%, 07/09/46(f)	22,708	13,000,158
5.00%, 07/09/35(f)	220,346	121,741,430
5.00%, 01/09/38(f)	122,809	73,255,606
		395,379,626
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	23,734	20,589,245
Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	21,709	19,863,735
5.45%, 09/16/32(a)	21,892	20,427,863
5.63%, 09/30/31(a)	22,013	21,077,447
5.63%, 05/18/34(a)	22,845	21,167,263
6.00%, 09/19/44(a)	27,098	23,033,300
6.75%, 09/20/29(a)	27,568	28,188,280
7.00%, 01/26/26(a)	23,387	23,620,870
7.00%, 10/12/28(a)	34,785	36,154,659
7.38%, 05/14/30(a)	22,188	23,384,821
7.50%, 02/12/36(a)	21,725	22,746,075
7.75%, 04/18/35(a)	21,677	23,045,469
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	21,448	20,040,475
3.95%, 09/16/27(a)	22,146	21,211,716
4.50%, 03/30/27(a)	21,771	21,253,939
6.25%, 10/18/30(a)	21,245	21,975,297
CBB International Sukuk Programme Co. WLL, 6.00%, 02/12/31(a)	21,250	21,748,047
		368,939,256
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	21,848	13,764,240
Brazil — 3.5%
Brazilian Government International Bond
3.75%, 09/12/31	21,962	19,367,849
3.88%, 06/12/30	51,593	46,910,419
4.50%, 05/30/29	28,970	27,854,655
4.63%, 01/13/28	43,076	42,662,901
4.75%, 01/14/50	58,361	42,738,927
5.00%, 01/27/45	48,235	38,238,779
5.63%, 01/07/41	32,580	29,442,546
5.63%, 02/21/47	40,542	34,577,056
6.00%, 04/07/26	29,789	30,130,084
6.00%, 10/20/33	32,859	32,563,269
6.13%, 01/22/32	29,000	29,174,000
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
6.13%, 03/15/34	$33,950	$33,627,814
6.25%, 03/18/31	29,000	29,513,590
7.13%, 01/20/37	24,115	25,883,112
7.13%, 05/13/54	33,400	33,338,210
8.25%, 01/20/34	19,723	22,740,619
		518,763,830
Bulgaria — 0.2%
Bulgaria Government International Bond, 5.00%, 03/05/37(a)	27,198	26,118,511
Chile — 2.2%
Chile Government International Bond
2.45%, 01/31/31	20,109	17,474,721
2.55%, 01/27/32	20,062	17,153,010
2.55%, 07/27/33	30,972	25,582,872
2.75%, 01/31/27	20,422	19,482,588
3.10%, 05/07/41	38,165	28,361,556
3.10%, 01/22/61	27,158	16,892,276
3.24%, 02/06/28	24,555	23,437,748
3.25%, 09/21/71	14,398	8,991,551
3.50%, 01/31/34	20,628	18,235,152
3.50%, 01/25/50	31,823	23,121,319
3.50%, 04/15/53	20,700	14,738,400
3.86%, 06/21/47	14,379	11,251,568
4.00%, 01/31/52	13,738	10,745,726
4.34%, 03/07/42	27,970	24,305,930
4.85%, 01/22/29	23,300	23,311,650
4.95%, 01/05/36	23,855	23,355,286
5.33%, 01/05/54	20,420	19,654,241
		326,095,594
China — 1.3%
China Government International Bond
1.20%, 10/21/30(a)	35,626	30,402,516
1.25%, 10/26/26(a)	27,214	25,734,919
1.75%, 10/26/31(a)	17,528	15,070,750
2.13%, 12/03/29(a)	35,908	32,833,916
2.63%, 11/02/27(a)	17,708	17,100,261
3.50%, 10/19/28(a)	16,850	16,505,249
Export-Import Bank of China (The)
1.00%, 11/05/27, (1-day SOFR Index + 0.380%)(a)(b)	10,600	10,600,759
2.88%, 04/26/26(a)	16,208	15,799,883
3.88%, 05/16/26(a)	26,186	25,942,470
		189,990,723
Colombia — 3.2%
Colombia Government International Bond
3.00%, 01/30/30	22,938	19,072,947
3.13%, 04/15/31	37,466	29,822,936
3.25%, 04/22/32	29,486	22,748,449
3.88%, 04/25/27	28,141	26,916,866
3.88%, 02/15/61	19,000	10,089,000
4.13%, 02/22/42	14,876	9,461,136
4.13%, 05/15/51	22,374	13,032,855
4.50%, 01/28/26	21,858	21,606,633
4.50%, 03/15/29	29,700	27,546,750
5.00%, 06/15/45	66,045	45,240,825
5.20%, 05/15/49	41,728	28,521,088
5.63%, 02/26/44	37,208	27,961,812
6.13%, 01/18/41	37,220	30,557,620
7.38%, 09/18/37	27,109	25,929,759
Security	Par (000)	Value
Colombia (continued)
7.50%, 02/02/34	$31,783	$31,465,170
7.75%, 11/07/36	12,200	12,059,700
8.00%, 04/20/33	24,302	24,946,003
8.00%, 11/14/35	28,520	28,862,240
8.38%, 11/07/54	9,300	9,054,713
8.75%, 11/14/53	28,425	28,894,012
		473,790,514
Costa Rica — 1.0%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	26,130	26,548,080
6.55%, 04/03/34(a)	32,917	34,161,674
7.00%, 04/04/44(a)	21,442	22,065,105
7.16%, 03/12/45(a)	28,088	29,334,545
7.30%, 11/13/54(a)	33,305	35,203,385
		147,312,789
Dominican Republic — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30(a)	39,665	36,789,287
4.88%, 09/23/32(a)	61,807	56,306,177
5.30%, 01/21/41(a)	30,171	26,418,633
5.50%, 02/22/29(a)	35,750	35,035,000
5.88%, 01/30/60(a)	63,778	56,060,862
5.95%, 01/25/27(a)	33,369	33,385,684
6.00%, 07/19/28(a)	26,346	26,470,880
6.00%, 02/22/33(a)	35,688	35,045,616
6.40%, 06/05/49(a)	30,567	29,592,830
6.50%, 02/15/48(a)	19,933	19,490,687
6.85%, 01/27/45(a)	39,548	40,121,446
6.88%, 01/29/26(a)	29,613	29,938,743
7.05%, 02/03/31(a)	23,755	24,766,963
7.45%, 04/30/44(a)	30,565	33,086,613
		482,509,421
Ecuador — 1.3%
Ecuador Government International Bond
0.00%, 07/31/30(a)(g)	21,450	11,690,314
5.00%, 07/31/40(a)(f)	65,172	32,871,260
5.50%, 07/31/35(a)(f)	164,374	90,734,599
6.90%, 07/31/30(a)(f)	77,240	53,102,205
		188,398,378
Egypt — 2.8%
Egypt Government International Bond
5.80%, 09/30/27(a)	24,482	22,951,875
5.88%, 02/16/31(a)	32,158	26,631,005
6.59%, 02/21/28(a)	27,119	25,675,727
7.05%, 01/15/32(a)	21,466	18,420,619
7.30%, 09/30/33(a)	25,138	21,202,395
7.50%, 01/31/27(a)	43,210	42,913,147
7.50%, 02/16/61(a)	32,709	22,937,186
7.60%, 03/01/29(a)	39,002	37,266,802
7.63%, 05/29/32(a)	38,061	33,303,375
7.90%, 02/21/48(a)	33,166	24,833,042
8.50%, 01/31/47(a)	55,302	43,723,420
8.70%, 03/01/49(a)	32,702	26,161,600
8.88%, 05/29/50(a)	44,442	36,053,572
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(a)	32,508	33,838,796
		415,912,561
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador — 0.2%
El Salvador Government International Bond
7.12%, 01/20/50(a)	$2,046	$1,561,098
9.25%, 04/17/30(a)	22,290	22,094,962
		23,656,060
Ghana — 0.8%
Ghana Government International Bond
0.00%, 07/03/26(a)(g)	4,000	3,716,000
0.00%, 01/03/30(a)(g)	7,333	5,555,202
5.00%, 07/03/29(a)(f)	57,624	49,484,376
5.00%, 07/03/35(c)(f)	2,000	1,380,000
5.00%, 07/03/35(a)(f)	82,864	57,486,812
		117,622,390
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)	30,778	28,152,252
6.60%, 06/13/36(a)	21,539	21,848,623
		50,000,875
Hungary — 2.7%
Hungary Government International Bond
2.13%, 09/22/31(a)	49,064	39,312,530
3.13%, 09/21/51(a)	43,379	26,697,606
5.25%, 06/16/29(a)	38,028	37,671,487
5.50%, 06/16/34(a)	27,221	26,634,047
5.50%, 03/26/36(a)	55,200	53,181,750
6.13%, 05/22/28(a)	47,461	48,647,525
6.25%, 09/22/32(a)	39,083	40,621,893
6.75%, 09/25/52(a)	27,231	28,983,996
7.63%, 03/29/41	36,964	42,231,370
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	27,198	27,690,964
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	24,259	24,926,122
		396,599,290
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	21,452	18,274,423
3.25%, 01/15/30(a)	22,052	20,249,911
3.38%, 08/05/26(a)	21,536	20,989,416
3.88%, 02/01/28(a)	22,068	21,416,332
5.50%, 01/18/33(a)	21,985	22,472,792
		103,402,874
Indonesia — 3.9%
Indonesia Government International Bond
1.85%, 03/12/31	12,252	10,253,392
2.15%, 07/28/31	11,854	9,979,586
2.85%, 02/14/30	12,054	10,965,373
3.05%, 03/12/51	19,805	13,584,992
3.50%, 01/11/28	12,155	11,740,970
3.55%, 03/31/32	10,106	9,246,990
3.70%, 10/30/49	10,087	7,877,317
3.85%, 07/18/27(a)	10,025	9,862,094
3.85%, 10/15/30	16,210	15,394,434
4.10%, 04/24/28	10,125	9,957,305
4.20%, 10/15/50	16,921	14,329,972
4.35%, 01/08/27(a)	12,845	12,796,831
4.35%, 01/11/48	18,034	15,819,199
4.45%, 04/15/70	9,578	8,063,479
4.55%, 01/11/28	9,838	9,810,331
4.63%, 04/15/43(a)	15,183	14,158,147
4.65%, 09/20/32	13,720	13,390,994
Security	Par (000)	Value
Indonesia (continued)
4.75%, 01/08/26(a)	$18,520	$18,568,615
4.75%, 02/11/29	12,188	12,185,197
4.75%, 09/10/34	10,950	10,720,707
4.75%, 07/18/47(a)	9,630	9,049,191
4.85%, 01/11/33	11,927	11,763,004
5.13%, 01/15/45(a)	19,895	19,432,640
5.25%, 01/17/42(a)	22,340	22,256,225
5.25%, 01/08/47(a)	14,664	14,517,360
5.35%, 02/11/49	9,343	9,442,316
5.95%, 01/08/46(a)	12,348	13,196,925
6.63%, 02/17/37(a)	13,903	15,714,735
6.75%, 01/15/44(a)	20,189	23,658,984
7.75%, 01/17/38(a)	19,417	24,131,690
8.50%, 10/12/35(a)	15,485	19,724,019
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	12,855	12,240,017
2.55%, 06/09/31(a)	9,598	8,331,544
2.80%, 06/23/30(a)	9,629	8,641,835
4.15%, 03/29/27(a)	19,842	19,623,738
4.40%, 06/06/27(a)	17,192	17,149,020
4.40%, 03/01/28(a)	18,093	17,944,276
4.45%, 02/20/29(a)	12,454	12,314,640
4.55%, 03/29/26(a)	15,691	15,710,614
4.70%, 06/06/32(a)	14,683	14,458,056
5.20%, 07/02/34(a)	9,850	9,968,200
5.40%, 11/15/28(a)	10,250	10,492,925
5.60%, 11/15/33(a)	9,800	10,240,314
		578,708,193
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(a)	25,869	24,874,600
Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	27,473	24,857,021
7.63%, 01/30/33(a)	23,900	23,697,089
8.25%, 01/30/37(a)	32,975	32,820,347
		81,374,457
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	27,267	28,234,979
7.88%, 07/28/45	39,897	47,377,687
8.00%, 03/15/39	27,397	32,561,334
		108,174,000
Jordan — 0.8%
Jordan Government International Bond
5.75%, 01/31/27(a)	21,578	21,146,440
5.85%, 07/07/30(a)	27,659	26,129,181
6.13%, 01/29/26(a)	21,487	21,359,421
7.38%, 10/10/47(a)	21,814	19,796,205
7.50%, 01/13/29(a)	28,086	28,437,075
		116,868,322
Kazakhstan — 0.6%
Kazakhstan Government International Bond
4.71%, 04/09/35(c)	25,400	24,599,900
4.88%, 10/14/44(a)	22,684	21,301,694
6.50%, 07/21/45(a)	33,550	37,544,547
		83,446,141
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	$22,170	$17,902,275
7.25%, 02/28/28(a)	21,612	20,652,211
8.00%, 05/22/32(a)	26,214	24,051,345
8.25%, 02/28/48(a)	22,040	18,424,117
9.75%, 02/16/31(a)	33,175	33,330,591
		114,360,539
Kuwait — 0.6%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	98,514	96,691,491
Latvia — 0.2%
Latvia Government International Bond, 5.13%, 07/30/34(a)	27,400	27,233,956
Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(h)(i)	23,432	1,933,140
6.10%, 10/04/22(a)(i)	8,700	717,750
6.10%, 10/04/24(a)(h)(i)	21,875	1,804,688
6.60%, 11/27/26(a)(h)(i)	34,859	2,875,867
6.65%, 02/26/30(a)(h)(i)	29,512	2,434,740
6.75%, 11/29/27(a)(h)(i)	20,978	1,730,685
6.85%, 03/23/27(a)(h)(i)	27,659	2,281,868
7.00%, 03/23/32(a)(h)(i)	22,286	1,838,595
		15,617,333
Malaysia — 0.1%
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	20,107	19,704,860
Mexico — 3.2%
Mexico Government International Bond
2.66%, 05/24/31	26,234	21,798,814
3.25%, 04/16/30	16,770	14,908,530
3.50%, 02/12/34	21,139	17,208,467
3.75%, 01/11/28	14,415	13,842,905
3.75%, 04/19/71	22,547	13,088,534
3.77%, 05/24/61	22,852	13,722,626
4.13%, 01/21/26	14,938	14,830,633
4.15%, 03/28/27	17,890	17,593,697
4.28%, 08/14/41	18,532	14,287,014
4.35%, 01/15/47	9,295	6,817,302
4.40%, 02/12/52	16,486	11,746,275
4.50%, 04/22/29	22,569	21,821,402
4.50%, 01/31/50	14,503	10,746,723
4.60%, 01/23/46	17,406	13,228,560
4.60%, 02/10/48	13,914	10,478,981
4.75%, 04/27/32	18,286	17,023,123
4.75%, 03/08/44	28,860	22,914,840
4.88%, 05/19/33	16,155	14,862,600
5.00%, 05/07/29	7,500	7,359,375
5.00%, 04/27/51	19,582	15,457,541
5.40%, 02/09/28	9,099	9,135,965
5.55%, 01/21/45	20,718	18,736,841
5.75%, 10/12/2110	20,312	16,249,600
6.00%, 05/07/36	29,760	28,913,700
6.05%, 01/11/40	21,148	20,348,341
6.34%, 05/04/53	21,677	20,159,610
6.35%, 02/09/35	20,939	21,012,287
6.40%, 05/07/54	19,600	18,365,200
6.75%, 09/27/34	12,808	13,344,335
Security	Par (000)	Value
Mexico (continued)
8.30%, 08/15/31	$8,076	$9,486,776
		469,490,597
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	22,006	18,148,073
4.00%, 12/15/50(a)	27,447	18,981,316
5.95%, 03/08/28(a)	27,520	27,891,520
6.50%, 09/08/33(a)	27,227	28,588,350
		93,609,259
Nigeria — 1.7%
Nigeria Government International Bond
6.13%, 09/28/28(a)	26,933	24,290,199
6.50%, 11/28/27(a)	33,684	31,768,223
7.14%, 02/23/30(a)	27,516	24,815,993
7.38%, 09/28/33(a)	33,754	28,490,401
7.63%, 11/28/47(a)	32,767	24,923,563
7.70%, 02/23/38(a)	27,138	22,007,222
7.88%, 02/16/32(a)	32,692	29,351,286
8.25%, 09/28/51(a)	27,501	21,880,621
8.38%, 03/24/29(a)	27,172	26,165,549
8.75%, 01/21/31(a)	21,532	20,564,352
		254,257,409
Oman — 3.0%
Oman Government International Bond
4.75%, 06/15/26(a)	51,000	50,410,440
5.38%, 03/08/27(a)	35,200	35,233,000
5.63%, 01/17/28(a)	52,573	52,770,149
6.00%, 08/01/29(a)	47,134	48,134,655
6.25%, 01/25/31(a)	35,420	36,892,144
6.50%, 03/08/47(a)	43,430	43,701,437
6.75%, 10/28/27(a)	29,805	30,978,572
6.75%, 01/17/48(a)	60,581	62,474,156
7.00%, 01/25/51(a)	21,811	23,242,347
7.38%, 10/28/32(a)	22,560	25,196,700
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(a)	38,145	38,323,805
		447,357,405
Pakistan — 0.7%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	22,176	20,602,890
Pakistan Government International Bond
6.00%, 04/08/26(a)	28,181	26,419,687
6.88%, 12/05/27(a)	33,250	30,070,469
7.38%, 04/08/31(a)	30,680	25,886,250
		102,979,296
Panama — 2.5%
Panama Government International Bond
2.25%, 09/29/32	45,528	33,303,732
3.16%, 01/23/30	27,172	23,369,550
3.30%, 01/19/33	17,123	13,467,240
3.87%, 07/23/60	51,092	28,657,503
3.88%, 03/17/28	21,023	19,730,086
4.30%, 04/29/53	30,930	19,640,550
4.50%, 05/15/47	20,532	14,126,016
4.50%, 04/16/50	43,244	28,708,827
4.50%, 04/01/56	43,997	28,257,073
4.50%, 01/19/63	25,951	16,375,081
6.40%, 02/14/35	40,019	38,238,154
6.70%, 01/26/36	35,038	34,337,240
6.85%, 03/28/54	24,659	22,612,303
6.88%, 01/31/36	17,200	16,979,625
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
7.50%, 03/01/31	$18,780	$19,719,000
8.00%, 03/01/38	21,065	22,170,912
		379,692,892
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)	21,414	20,831,807
5.40%, 03/30/50(a)	26,000	23,018,125
6.10%, 08/11/44(a)	22,208	21,902,640
		65,752,572
Peru — 2.6%
Peruvian Government International Bond
1.86%, 12/01/32	19,502	15,132,333
2.78%, 01/23/31	63,240	54,860,700
2.78%, 12/01/60	39,810	22,243,837
3.00%, 01/15/34	45,261	37,241,317
3.23%, 07/28/2121	21,034	11,772,467
3.30%, 03/11/41	24,737	18,521,829
3.55%, 03/10/51	34,228	24,216,310
3.60%, 01/15/72	19,736	12,649,542
5.38%, 02/08/35	24,695	24,287,532
5.63%, 11/18/50	52,117	50,911,794
5.88%, 08/08/54	32,665	32,325,611
6.55%, 03/14/37	22,412	24,092,900
8.75%, 11/21/33	43,426	53,101,856
		381,358,028
Philippines — 3.4%
Philippine Government International Bond
1.65%, 06/10/31	19,741	16,187,620
2.46%, 05/05/30	16,340	14,557,919
2.65%, 12/10/45	24,025	15,818,961
2.95%, 05/05/45	22,579	15,762,964
3.00%, 02/01/28	32,685	30,999,680
3.20%, 07/06/46	36,071	25,892,215
3.70%, 03/01/41	32,156	26,578,944
3.70%, 02/02/42	32,522	26,718,856
3.75%, 01/14/29	25,547	24,668,822
3.95%, 01/20/40	33,526	29,010,467
4.20%, 03/29/47	15,954	13,456,202
4.75%, 03/05/35	12,150	11,846,250
5.00%, 07/17/33	19,623	19,653,661
5.00%, 01/13/37	21,481	21,400,446
5.25%, 05/14/34	16,100	16,371,687
5.50%, 03/30/26	15,459	15,653,783
5.50%, 01/17/48	20,191	20,411,839
5.60%, 05/14/49	16,050	16,441,219
6.38%, 01/15/32	16,127	17,568,351
6.38%, 10/23/34	31,210	34,457,790
7.75%, 01/14/31	27,917	32,313,927
9.50%, 02/02/30	32,423	39,393,945
ROP Sukuk Trust, 5.05%, 06/06/29(a)	16,375	16,589,922
		501,755,470
Poland — 3.3%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	35,826	35,591,698
5.75%, 07/09/34(a)	36,450	36,844,753
6.25%, 10/31/28(a)	20,525	21,498,911
6.25%, 07/09/54(a)	36,250	36,891,625
Republic of Poland Government International Bond
3.25%, 04/06/26	35,434	34,784,495
Security	Par (000)	Value
Poland (continued)
4.63%, 03/18/29	$31,000	$31,037,510
4.88%, 10/04/33	52,951	52,154,087
5.13%, 09/18/34	61,425	60,705,099
5.50%, 11/16/27	30,145	31,043,020
5.50%, 04/04/53	50,843	49,203,822
5.50%, 03/18/54	73,725	71,160,107
5.75%, 11/16/32	30,974	32,303,404
		493,218,531
Qatar — 3.1%
Qatar Government International Bond
3.25%, 06/02/26(a)	42,150	41,320,172
3.75%, 04/16/30(a)	36,978	35,695,326
4.00%, 03/14/29(a)	48,185	47,386,936
4.40%, 04/16/50(a)	60,369	53,426,565
4.50%, 04/23/28(a)	35,701	35,790,252
4.63%, 05/29/29(a)	11,400	11,517,563
4.63%, 06/02/46(a)	24,376	22,578,270
4.75%, 05/29/34(a)	17,850	18,084,281
4.82%, 03/14/49(a)	74,560	70,366,000
5.10%, 04/23/48(a)	73,692	72,770,850
5.75%, 01/20/42(a)	11,551	12,478,690
6.40%, 01/20/40(a)	11,789	13,638,399
9.75%, 06/15/30(a)	16,729	21,193,552
		456,246,856
Romania — 2.8%
Romanian Government International Bond
3.00%, 02/27/27(a)	29,664	28,180,800
3.00%, 02/14/31(a)	27,960	23,643,675
3.63%, 03/27/32(a)	24,120	20,690,438
4.00%, 02/14/51(a)	43,582	29,336,134
5.13%, 06/15/48(a)	26,878	22,031,561
5.25%, 11/25/27(a)	22,526	22,385,213
5.75%, 03/24/35(c)	42,974	40,425,642
5.88%, 01/30/29(a)	43,610	43,841,678
6.00%, 05/25/34(a)	22,302	21,728,281
6.13%, 01/22/44(a)	22,062	20,752,069
6.38%, 01/30/34(a)	43,660	43,578,137
6.63%, 02/17/28(a)	32,990	34,020,937
7.13%, 01/17/33(a)	34,766	36,797,638
7.63%, 01/17/53(a)	27,304	29,402,312
		416,814,515
Saudi Arabia — 4.8%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	15,285	13,011,356
2.97%, 10/29/29(a)	19,369	17,813,427
3.63%, 04/20/27(a)	34,541	33,774,622
4.27%, 05/22/29(a)	23,371	22,976,614
4.30%, 01/19/29(a)	15,151	14,923,735
4.51%, 05/22/33(a)	24,671	23,907,741
5.25%, 06/04/27(a)	9,400	9,523,422
5.25%, 06/04/30(a)	11,500	11,668,906
5.25%, 06/04/34(a)	16,900	17,105,969
5.27%, 10/25/28(a)	18,862	19,274,606
Saudi Government International Bond
2.25%, 02/02/33(a)	22,083	17,859,626
2.50%, 02/03/27(a)	9,461	9,029,342
2.75%, 02/03/32(a)	7,636	6,636,161
3.25%, 10/26/26(a)	39,708	38,665,665
3.25%, 10/22/30(a)	11,409	10,460,627
3.25%, 11/17/51(a)	9,387	6,157,285
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
3.45%, 02/02/61(a)	$17,174	$11,002,094
3.63%, 03/04/28(a)	39,075	37,805,062
3.75%, 01/21/55(a)	21,404	15,029,621
4.38%, 04/16/29(a)	30,687	30,284,233
4.50%, 04/17/30(a)	22,882	22,503,017
4.50%, 10/26/46(a)	50,306	42,382,805
4.50%, 04/22/60(a)	22,731	18,113,766
4.63%, 10/04/47(a)	36,273	30,888,727
4.75%, 01/18/28(a)	25,032	25,164,983
4.75%, 01/16/30(a)	25,100	24,950,969
4.88%, 07/18/33(a)	26,506	26,232,657
5.00%, 01/16/34(a)	30,650	30,458,438
5.00%, 04/17/49(a)	28,180	25,300,356
5.00%, 01/18/53(a)	24,787	21,758,338
5.25%, 01/16/50(a)	26,891	24,907,789
5.50%, 10/25/32(a)	19,046	19,659,043
5.75%, 01/16/54(a)	36,800	35,615,500
		714,846,502
Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(a)	24,396	20,113,282
6.75%, 03/13/48(a)	21,674	15,253,078
		35,366,360
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	26,102	21,566,777
6.00%, 06/12/34(a)	32,700	32,700,000
6.50%, 09/26/33(a)	22,473	23,456,194
		77,722,971
South Africa — 2.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	43,717	41,312,565
4.85%, 09/27/27	22,017	21,549,139
4.85%, 09/30/29	44,879	42,242,359
4.88%, 04/14/26	26,610	26,277,375
5.00%, 10/12/46	22,551	16,293,097
5.38%, 07/24/44	21,808	17,092,020
5.65%, 09/27/47	32,691	25,539,844
5.75%, 09/30/49	65,907	51,325,076
5.88%, 06/22/30	30,676	29,909,100
5.88%, 04/20/32	29,914	28,567,870
7.30%, 04/20/52	34,831	32,697,601
		332,806,046
Sri Lanka — 0.8%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(h)(i)	32,400	20,128,500
6.75%, 04/18/28(a)(h)(i)	27,325	17,180,594
6.83%, 03/14/24(a)(h)(i)	22,229	13,851,557
6.85%, 03/14/24(a)(h)(i)	21,998	13,418,780
6.85%, 11/03/25(a)(h)(i)	32,650	20,569,500
7.55%, 03/28/30(a)(h)(i)	32,882	20,469,045
7.85%, 03/14/29(a)(h)(i)	30,647	19,183,183
		124,801,159
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	21,850	21,325,600
Security	Par (000)	Value
Turkey — 4.8%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	$24,130	$23,888,700
7.25%, 02/24/27(a)	30,315	31,271,817
8.51%, 01/14/29(a)	25,450	27,509,859
Turkey Government International Bond
4.25%, 04/14/26	14,405	14,206,931
4.75%, 01/26/26	16,554	16,497,096
4.88%, 10/09/26	28,989	28,717,228
5.13%, 02/17/28	19,635	19,174,805
5.25%, 03/13/30	20,235	19,025,959
5.88%, 06/26/31	18,105	17,120,541
5.95%, 01/15/31	21,907	20,866,418
6.00%, 03/25/27	31,504	31,828,885
6.13%, 10/24/28	27,246	27,339,658
6.50%, 09/20/33	15,403	14,806,134
7.63%, 04/26/29	29,256	30,572,520
7.63%, 05/15/34	29,975	30,902,352
8.00%, 02/14/34	15,285	16,421,822
8.60%, 09/24/27	19,866	21,405,615
9.13%, 07/13/30	24,674	27,526,931
9.38%, 03/14/29	22,852	25,451,415
9.88%, 01/15/28	33,723	37,632,760
Turkiye Government International Bond
4.88%, 04/16/43	29,796	21,397,253
5.75%, 05/11/47	34,189	26,411,002
6.00%, 01/14/41	29,903	25,155,899
6.50%, 01/03/35	19,200	18,192,000
6.63%, 02/17/45	29,043	25,303,714
6.75%, 05/30/40	19,589	18,089,217
6.88%, 03/17/36	27,097	26,284,090
7.13%, 07/17/32	16,700	16,726,052
7.25%, 03/05/38	10,130	10,212,306
9.38%, 01/19/33	27,381	31,248,566
11.88%, 01/15/30	13,829	17,489,363
		718,676,908
Ukraine — 1.0%
Ukraine Government International Bond
0.00%, 02/01/34(a)(f)	43,386	15,901,070
0.00%, 02/01/35(a)(f)	36,743	17,820,515
0.00%, 02/01/36(a)(f)	29,686	14,323,547
1.75%, 02/01/29(a)(f)	25,624	15,335,749
1.75%, 02/01/34(a)(f)	68,555	32,117,814
1.75%, 02/01/35(a)(f)	64,946	29,712,594
1.75%, 02/01/36(a)(f)	54,408	24,483,639
		149,694,928
United Arab Emirates — 3.0%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	17,987	16,267,083
1.70%, 03/02/31(a)	14,066	11,822,895
1.88%, 09/15/31(a)	16,345	13,680,275
2.50%, 09/30/29(a)	26,728	24,381,014
2.70%, 09/02/70(a)	13,722	7,958,760
3.00%, 09/15/51(a)	11,202	7,540,402
3.13%, 05/03/26(a)	22,306	21,815,491
3.13%, 10/11/27(a)	37,052	35,681,447
3.13%, 04/16/30(a)	27,127	25,251,846
3.13%, 09/30/49(a)	35,699	24,855,429
3.88%, 04/16/50(a)	35,702	28,561,600
4.13%, 10/11/47(a)	27,115	22,819,984
4.88%, 04/30/29(a)	15,750	15,986,250
15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
5.00%, 04/30/34(a)	$13,450	$13,702,187
5.50%, 04/30/54(a)	15,650	15,904,312
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	11,530	8,416,900
5.25%, 01/30/43(a)	8,779	8,504,656
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	9,075	6,142,641
6.13%, 03/06/36(a)	8,800	8,833,000
6.50%, 11/23/32(a)	9,000	9,480,938
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	9,292	8,748,046
3.23%, 10/23/29(a)	8,750	7,958,563
3.85%, 04/03/26(a)	8,949	8,765,635
4.23%, 03/14/28(a)	10,615	10,286,041
UAE International Government Bond
2.00%, 10/19/31(a)	9,150	7,746,047
2.88%, 10/19/41(a)	9,397	6,915,605
3.25%, 10/19/61(a)	18,388	12,443,895
4.05%, 07/07/32(a)	16,010	15,399,619
4.86%, 07/02/34(a)	13,150	13,248,625
4.92%, 09/25/33(a)	13,150	13,302,047
4.95%, 07/07/52(a)	11,477	10,763,245
		443,184,478
Uruguay — 2.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	28,000	26,460,000
Uruguay Government International Bond
4.38%, 10/27/27	29,603	29,501,184
4.38%, 01/23/31	45,635	44,907,339
4.98%, 04/20/55	56,250	51,834,348
5.10%, 06/18/50	87,792	83,315,051
5.75%, 10/28/34	48,222	50,798,538
7.63%, 03/21/36	22,602	27,186,409
		314,002,869
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(a)	30,196	16,192,549
7.50%, 06/30/33(a)(f)	31,744	27,777,872
		43,970,421
Total Foreign Government Obligations — 85.5% (Cost: $14,587,446,406)		12,726,515,125
Total Long-Term Investments — 98.0% (Cost: $16,732,071,605)		14,594,833,022
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(j)(k)	114,600,000	$114,600,000
Total Short-Term Securities — 0.8% (Cost: $114,600,000)		114,600,000
Total Investments — 98.8% (Cost: $16,846,671,605)		14,709,433,022
Other Assets Less Liabilities — 1.2%		175,145,814
Net Assets — 100.0%		$14,884,578,836

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$46,700,000	$67,900,000 (a)	$—	$—	$—	$114,600,000	114,600,000	$2,689,945	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2024
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,868,317,897	$—	$1,868,317,897
Foreign Government Obligations	—	12,726,515,125	—	12,726,515,125
Short-Term Securities
Money Market Funds	114,600,000	—	—	114,600,000
	$114,600,000	$14,594,833,022	$—	$14,709,433,022
See notes to financial statements.
17
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2024

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$46,276,204	$14,594,833,022
Investments, at value—affiliated(c)	1,267,302	114,600,000
Cash	2,306	—
Foreign currency, at value(d)	502	125,282
Receivables:
Investments sold	259,818	26,858,650
Securities lending income—affiliated	969	—
Capital shares sold	—	3,486,310
Dividends—affiliated	1,813	285,624
Interest—unaffiliated	551,563	192,370,209
Total assets	48,360,477	14,932,559,097
LIABILITIES
Bank overdraft	—	214,197
Collateral on securities loaned, at value	627,302	—
Payables:
Investments purchased	359,437	42,389,522
Capital shares redeemed	—	226,226
Investment advisory fees	7,279	5,150,316
Total liabilities	994,018	47,980,261
Commitments and contingent liabilities
NET ASSETS	$47,366,459	$14,884,578,836
NET ASSETS CONSIST OF
Paid-in capital	$45,510,388	$19,099,830,149
Accumulated earnings (loss)	1,856,071	(4,215,251,313)
NET ASSETS	$47,366,459	$14,884,578,836
NET ASSET VALUE
Shares outstanding	900,000	163,300,000
Net asset value	$52.63	$91.15
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$44,696,927	$16,732,071,605
(b) Securities loaned, at value	$593,322	$—
(c) Investments, at cost—affiliated	$1,267,302	$114,600,000
(d) Foreign currency, at cost	$500	$122,729
See notes to financial statements.
Statements of Assets and Liabilities
18

Statements of Operations
Year Ended October 31, 2024

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$17,274	$2,689,945
Interest—unaffiliated	2,730,248	820,213,666
Securities lending income—affiliated—net	5,109	—
Other income—unaffiliated	8,125	4,418,200
Total investment income	2,760,756	827,321,811
EXPENSES
Investment advisory	81,336	58,337,323
Interest expense	—	18,160
Total expenses	81,336	58,355,483
Less:
Investment advisory fees waived	(5,526)	—
Total expenses after fees waived	75,810	58,355,483
Net investment income	2,684,946	768,966,328
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	211,247	(460,919,739)
Foreign currency transactions	—	9
In-kind redemptions—unaffiliated(a)	—	77,588,889
	211,247	(383,330,841)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,501,500	2,035,205,258
Foreign currency translations	11	2,542
	3,501,511	2,035,207,800
Net realized and unrealized gain	3,712,758	1,651,876,959
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,397,704	$2,420,843,287
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
19
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF		iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/24	Period From 02/22/23(a) to 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,684,946	$1,779,911	$768,966,328	$730,623,438
Net realized gain (loss)	211,247	(199,071)	(383,330,841)	(728,941,743)
Net change in unrealized appreciation (depreciation)	3,501,511	(1,922,232)	2,035,207,800	919,992,215
Net increase (decrease) in net assets resulting from operations	6,397,704	(341,392)	2,420,843,287	921,673,910
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,613,628)	(1,586,613)	(738,785,626)	(741,738,699)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,316,441	40,193,947	1,057,163,442	(1,703,746,600)
NET ASSETS
Total increase (decrease) in net assets	9,100,517	38,265,942	2,739,221,103	(1,523,811,389)
Beginning of year	38,265,942	—	12,145,357,733	13,669,169,122
End of year	$47,366,459	$38,265,942	$14,884,578,836	$12,145,357,733

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
20

Financial Highlights
(For a share outstanding throughout each period)

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
	Year Ended 10/31/24	Period From 02/22/23(a) to 10/31/23
Net asset value, beginning of period	$47.83	$50.00
Net investment income(b)	3.29	2.22
Net realized and unrealized gain(c)	4.71	(2.41)
Net increase from investment operations	8.00	(0.19)
Distributions from net investment income(d)	(3.20)	(1.98)
Net asset value, end of period	$52.63	$47.83
Total Return(e)
Based on net asset value	17.10%	(0.48)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.19%	0.20%(h)
Total expenses after fees waived	0.18%(h)	0.18%(h)
Net investment income	6.36%	6.48%(h)
Supplemental Data
Net assets, end of period (000)	$47,366	$38,266
Portfolio turnover rate(i)	11%	10%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$80.97	$79.20	$109.65	$109.82	$113.14
Net investment income(a)	4.59	4.20	4.17	4.32	4.63
Net realized and unrealized gain (loss)(b)	10.02	1.79	(30.34)	(0.14)	(3.39)
Net increase (decrease) from investment operations	14.61	5.99	(26.17)	4.18	1.24
Distributions from net investment income(c)	(4.43)	(4.22)	(4.28)	(4.35)	(4.56)
Net asset value, end of year	$91.15	$80.97	$79.20	$109.65	$109.82
Total Return(d)
Based on net asset value	18.36%	7.46%(e)	(24.42)%	3.80%	1.20%
Ratios to Average Net Assets(f)
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	5.17%	4.95%	4.44%	3.86%	4.22%
Supplemental Data
Net assets, end of year (000)	$14,884,579	$12,145,358	$13,669,169	$19,637,828	$17,208,257
Portfolio turnover rate(g)	12%	13%	8%	7%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
22

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
J.P. Morgan Broad USD Emerging Markets Bond	Non-diversified
J.P. Morgan USD Emerging Markets Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
23
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Broad USD Emerging Markets Bond
J.P. Morgan Securities LLC	$461,697	$(461,697)	$—	$—
Jefferies LLC	90,928	(90,928)	—	—
RBC Capital Markets LLC	40,697	(40,697)	—	—
	$593,322	$(593,322)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Effective June 28, 2024, for its investment advisory services to the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA  was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430
Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Prior to June 28, 2024, for the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA  had contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2029 in order to limit total annual operating expenses after fee waiver to 0.18% of average daily net assets. The contractual waiver was discontinued as of June 28, 2024.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
J.P. Morgan Broad USD Emerging Markets Bond	$5,526
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to Funds.
25
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan Broad USD Emerging Markets Bond	$1,255
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
J.P. Morgan Broad USD Emerging Markets Bond	$4,632,754	$5,196,616
J.P. Morgan USD Emerging Markets Bond	2,052,274,562	1,717,030,399
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan Broad USD Emerging Markets Bond	$5,213,119	$—
J.P. Morgan USD Emerging Markets Bond	6,682,617,668	6,012,177,495
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
J.P. Morgan USD Emerging Markets Bond	$70,578,224	$ (70,578,224)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
J.P. Morgan Broad USD Emerging Markets Bond
Ordinary income	$2,613,628	$1,586,613
J.P. Morgan USD Emerging Markets Bond
Ordinary income	$738,785,626	$741,738,699
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
J.P. Morgan Broad USD Emerging Markets Bond	$241,057	$35,873	$—	$1,579,141	$1,856,071
J.P. Morgan USD Emerging Markets Bond	90,954,353	—	(2,151,922,408)	(2,154,283,258)	(4,215,251,313)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and the accrual of income on securities in default.

For the year ended October 31, 2024, the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF utilized $163,807 of its capital loss carryforwards.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Broad USD Emerging Markets Bond	$45,964,367	$1,918,432	$(339,293)	$1,579,139
J.P. Morgan USD Emerging Markets Bond	16,863,718,833	68,121,998	(2,222,407,809)	(2,154,285,811)
27
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan Broad USD Emerging Markets Bond
Shares sold	100,000	$5,316,441	800,000	$40,193,947
J.P. Morgan USD Emerging Markets Bond
Shares sold	82,900,000	$7,239,428,637	110,100,000	$9,394,461,609
Shares redeemed	(69,600,000)	(6,182,265,195)	(132,700,000)	(11,098,208,209)
	13,300,000	$1,057,163,442	(22,600,000)	$(1,703,746,600)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
29
2024 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF(1)
iShares J.P. Morgan USD Emerging Markets Bond ETF (2)
(1) Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period February 22, 2023 (commencement of operations) through October 31, 2024
(2) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the years ended October 31, 2024 and 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
30

Important Tax Information (unaudited)
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2024:
iShares ETF	Foreign Source Income Earned
J.P. Morgan Broad USD Emerging Markets Bond	$2,656,284
J.P. Morgan USD Emerging Markets Bond	816,908,196
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
J.P. Morgan Broad USD Emerging Markets Bond	$2,654
J.P. Morgan USD Emerging Markets Bond	389,017
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
J.P. Morgan Broad USD Emerging Markets Bond	$2,603,985
J.P. Morgan USD Emerging Markets Bond	761,563,113
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
J.P. Morgan Broad USD Emerging Markets Bond	$85,173
J.P. Morgan USD Emerging Markets Bond	2,437,164
31
2024 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Additional Information
32

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares J.P. Morgan USD Emerging Markets Bond ETF (the "Fund") is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
33
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and  BFA  provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA  and its affiliates; and (vi) other benefits to BFA  and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources
Board Review and Approval of Investment Advisory Contract
34

Board Review and Approval of Investment Advisory Contract (continued)
available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that during the June 4-5, 2024 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund.  In addition, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA  and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to
35
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA  provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA  and its affiliates; and (vi) other benefits to BFA  and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.   The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Board Review and Approval of Investment Advisory Contract
36

Board Review and Approval of Investment Advisory Contract (continued)
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA  and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally
37
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA  and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA  (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
38

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
39
2024 iShares Annual Financial Statements and Additional Information

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October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
• iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX Exchange
• iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ
• iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

2

Schedule of Investments
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$5,300	$4,961,966
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	9,728	9,425,167
7.50%, 06/01/29(a)(b)	7,960	6,803,810
7.75%, 04/15/28(a)	7,595	6,762,082
9.00%, 09/15/28(a)(b)	5,990	6,270,781
Lamar Media Corp.
3.75%, 02/15/28(b)	4,510	4,277,848
4.88%, 01/15/29(b)	3,010	2,923,312
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	19,991	18,656,001
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	3,805	3,564,334
5.00%, 08/15/27(a)(b)	4,911	4,827,846
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	8,325	7,919,156
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	3,221	3,172,685
		79,564,988
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	4,305	4,401,862
Bombardier Inc.
6.00%, 02/15/28(a)	6,355	6,349,217
7.50%, 02/01/29(a)(b)	5,925	6,175,293
7.88%, 04/15/27(a)(b)	7,490	7,503,785
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)(b)	3,415	3,422,258
Moog Inc., 4.25%, 12/15/27(a)	4,090	3,889,672
Spirit AeroSystems Inc., 4.60%, 06/15/28	5,690	5,426,610
TransDigm Inc.
4.63%, 01/15/29(b)	9,525	9,038,630
4.88%, 05/01/29(b)	5,925	5,654,050
5.50%, 11/15/27(b)	20,975	20,768,082
6.38%, 03/01/29(a)	19,690	19,995,392
6.75%, 08/15/28(a)	16,325	16,692,312
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	7,665	7,984,273
		117,301,436
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	3,615	3,578,850
Vector Group Ltd., 10.50%, 11/01/26(a)	4,326	4,323,188
		7,902,038
Airlines — 1.7%
Air Canada, 3.88%, 08/15/26(a)(b)	9,097	8,808,716
Allegiant Travel Co., 7.25%, 08/15/27(a)	4,442	4,375,370
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3,963	3,928,479
American Airlines Inc.
7.25%, 02/15/28(a)(b)	6,215	6,306,412
8.50%, 05/15/29(a)(b)	8,050	8,444,506
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	9,424	9,404,417
5.75%, 04/20/29(a)(b)	23,055	22,846,484
United Airlines Holdings Inc., 4.88%, 01/15/25	2,959	2,953,610
United Airlines Inc.
4.38%, 04/15/26(a)	15,318	15,055,449
4.63%, 04/15/29(a)	14,040	13,434,970
Security	Par (000)	Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27(a)(b)	$3,866	$3,748,822
9.50%, 06/01/28(a)(b)	3,815	3,744,422
		103,051,657
Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29(a)(b)	2,640	2,421,646
Hanesbrands Inc., 4.88%, 05/15/26(a)	6,875	6,793,325
Under Armour Inc., 3.25%, 06/15/26(b)	4,568	4,398,668
VF Corp.
2.40%, 04/23/25	5,000	4,929,888
2.80%, 04/23/27(b)	4,100	3,864,127
William Carter Co. (The), 5.63%, 03/15/27(a)	3,806	3,779,929
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	4,225	3,612,375
		29,799,958
Auto Manufacturers — 0.7%
Allison Transmission Inc.
4.75%, 10/01/27(a)	3,645	3,556,510
5.88%, 06/01/29(a)(b)	400	398,812
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	8,060	7,823,574
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	4,300	4,148,640
5.50%, 07/15/29(a)(b)	2,900	2,817,350
5.88%, 01/15/28(a)(b)	4,750	4,695,512
7.75%, 10/15/25(a)	5,536	5,531,571
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	4,661	4,551,303
PM General Purchaser LLC, 9.50%, 10/01/28(a)	4,758	4,825,179
Wabash National Corp., 4.50%, 10/15/28(a)	3,155	2,862,392
		41,210,843
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	6,487	6,381,684
7.00%, 04/15/28(a)	4,125	4,186,875
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	4,200	3,801,210
6.50%, 04/01/27(b)	3,874	3,851,027
6.88%, 07/01/28(b)	3,005	2,971,542
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)(b)	6,611	6,624,949
6.75%, 05/15/28(a)	6,050	6,191,872
8.50%, 05/15/27(a)(b)	15,249	15,291,308
Cooper-Standard Automotive Inc.
10.63%, 05/15/27, (10.63% PIK)(a)(b)(c)	2,690	2,215,299
13.50%, 03/31/27, (9% Cash and 4.5% PIK)(a)(b)(c)	3,812	4,068,439
Dana Inc.
5.38%, 11/15/27(b)	3,154	3,082,282
5.63%, 06/15/28(b)	3,155	3,068,238
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	5,702	5,502,430
5.00%, 05/31/26(b)	6,900	6,767,602
5.00%, 07/15/29(b)	6,500	5,881,551
9.50%, 05/31/25	4,097	4,112,487
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% cash)(a)(c)	3,025	2,925,871
Phinia Inc., 6.75%, 04/15/29(a)	3,950	4,035,834
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	4,714	4,112,258
Tenneco Inc., 8.00%, 11/17/28(a)	14,715	13,618,070
Titan International Inc., 7.00%, 04/30/28(b)	3,025	2,930,832
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
ZF North America Capital Inc.
4.75%, 04/29/25(a)(b)	$8,816	$8,742,563
6.88%, 04/14/28(a)(b)	4,935	4,976,602
		125,340,825
Banks — 0.5%
Esc Gcb Finance Of, 7.88%, 11/15/25	2,580	—
Finance of America Funding LLC
7.88%, 11/30/27(a)	1,474	1,312,114
10.00%, 11/30/29(a)	1,105	931,943
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	4,181	4,133,964
7.63%, 05/01/26(a)	4,006	4,023,621
12.00%, 10/01/28(a)	6,600	7,128,000
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(b)	11,910	11,934,574
Popular Inc., 7.25%, 03/13/28	3,140	3,232,700
		32,696,916
Beverages — 0.2%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	5,818	5,487,770
Triton Water Holdings Inc., 6.25%, 04/01/29(a)(b)	5,850	5,776,875
		11,264,645
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)	3,475	2,793,205
Building Materials — 1.2%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	4,350	4,576,227
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	5,430	5,438,634
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	3,335	3,427,963
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	4,060	3,708,526
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	5,529	5,563,556
Griffon Corp., 5.75%, 03/01/28	7,610	7,476,825
James Hardie International Finance DAC, 5.00%, 01/15/28(a)(b)	1,478	1,427,641
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	3,285	3,176,441
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	2,750	2,571,285
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	4,790	4,626,571
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	8,455	8,373,409
Standard Industries Inc./New York
4.75%, 01/15/28(a)(b)	7,820	7,541,152
5.00%, 02/15/27(a)	6,767	6,623,201
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)	5,580	5,530,055
		70,061,486
Chemicals — 2.9%
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(c)	6,032	3,558,675
11.18%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(c)	7,573	7,500,160
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	5,602	5,158,882
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	4,116	4,032,945
Chemours Co. (The)
5.38%, 05/15/27(b)	3,932	3,771,644
5.75%, 11/15/28(a)(b)	6,325	5,814,783
Security	Par (000)	Value
Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	$4,431	$4,238,621
Element Solutions Inc., 3.88%, 09/01/28(a)(b)	6,300	6,050,587
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	4,057	3,854,150
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	2,745	2,392,592
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)(b)	4,150	4,203,120
INEOS Finance PLC
6.75%, 05/15/28(a)	3,355	3,384,205
7.50%, 04/15/29(a)	5,625	5,796,113
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	1,160	1,229,526
Ingevity Corp., 3.88%, 11/01/28(a)	4,505	4,144,600
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	940	955,745
Methanex Corp., 5.13%, 10/15/27	5,511	5,364,573
Minerals Technologies Inc., 5.00%, 07/01/28(a)	3,075	2,971,946
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	4,310	3,923,910
5.00%, 05/01/25(a)	4,232	4,208,537
5.25%, 06/01/27(a)	8,265	8,114,279
8.50%, 11/15/28(a)	3,385	3,589,873
Olin Corp.
5.13%, 09/15/27	4,245	4,181,750
5.63%, 08/01/29(b)	3,300	3,254,625
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	6,445	6,042,188
6.25%, 10/01/29(a)	2,600	2,476,500
9.75%, 11/15/28(a)(b)	12,960	13,734,615
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	3,450	3,687,760
Rayonier AM Products Inc., 7.63%, 01/15/26(a)(b)	4,376	4,384,752
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	8,835	8,459,513
6.63%, 05/01/29(a)(b)	5,505	5,331,811
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)(b)	5,970	5,883,929
SNF Group SACA, 3.13%, 03/15/27(a)	2,975	2,826,616
Tronox Inc., 4.63%, 03/15/29(a)(b)	8,700	7,883,244
WR Grace Holdings LLC
4.88%, 06/15/27(a)	5,889	5,772,532
5.63%, 08/15/29(a)	9,100	8,417,500
		176,596,801
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,025	3,193,455
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	2,189	2,239,894
SunCoke Energy Inc., 4.88%, 06/30/29(a)	3,900	3,539,737
		8,973,086
Commercial Services — 4.9%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	7,675	7,172,557
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	3,250	3,179,786
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	4,903	4,901,378
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	3,728	3,801,846
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	6,400	5,864,000
9.75%, 07/15/27(a)(b)	8,395	8,409,172
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)(b)	9,658	9,061,715
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.63%, 06/01/28(a)	$5,885	$5,511,597
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	3,855	3,411,675
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	2,600	2,395,250
4.63%, 10/01/27(a)(b)	3,800	3,662,250
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	3,937	3,696,614
5.38%, 03/01/29(a)(b)	4,525	4,211,377
5.75%, 07/15/27(a)(b)	3,151	3,093,883
5.75%, 07/15/27(a)(b)	2,841	2,780,462
8.25%, 01/15/30(a)(b)	1,310	1,337,680
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	3,805	3,812,648
Block Inc., 2.75%, 06/01/26(b)	7,395	7,118,303
Brink's Co. (The)
4.63%, 10/15/27(a)	4,840	4,709,441
6.50%, 06/15/29(a)(b)	2,812	2,859,101
Carriage Services Inc., 4.25%, 05/15/29(a)	3,125	2,854,577
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	4,715	4,752,083
CoreCivic Inc., 8.25%, 04/15/29(b)	3,845	4,031,753
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	2,100	2,135,868
Deluxe Corp., 8.00%, 06/01/29(a)	1,375	1,295,236
EquipmentShare.com Inc., 9.00%, 05/15/28(a)(b)	8,275	8,565,121
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	4,588	4,465,600
6.00%, 06/01/29(a)	3,850	3,604,563
7.75%, 02/15/28(a)(b)	3,260	3,364,982
9.50%, 11/01/27(a)	4,969	4,974,019
GEO Group Inc. (The), 8.63%, 04/15/29(b)	5,120	5,348,813
Graham Holdings Co., 5.75%, 06/01/26(a)(b)	2,815	2,811,682
Grand Canyon University, 5.13%, 10/01/28(b)	3,125	2,923,531
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	9,405	9,349,691
6.63%, 06/15/29(a)	3,855	3,941,738
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	3,781	2,839,833
12.63%, 07/15/29(a)(b)	5,700	6,047,814
Korn Ferry, 4.63%, 12/15/27(a)	3,275	3,191,008
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	5,650	5,391,866
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	7,350	6,844,687
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	7,976	7,506,214
5.75%, 04/15/26(a)	10,620	10,624,508
6.25%, 01/15/28(a)(b)	10,223	10,212,266
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	7,950	8,015,587
10.88%, 08/01/29(a)(b)	3,625	3,574,477
Service Corp. International/U.S.
4.63%, 12/15/27	4,660	4,557,051
5.13%, 06/01/29(b)	5,425	5,327,350
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	3,356	3,305,601
Sotheby's, 7.38%, 10/15/27(a)(b)	6,215	6,080,860
StoneMor Inc., 8.50%, 05/15/29(a)	3,025	2,691,748
TriNet Group Inc., 3.50%, 03/01/29(a)	4,025	3,671,723
United Rentals North America Inc.
3.88%, 11/15/27	5,880	5,657,899
4.88%, 01/15/28(b)	12,984	12,731,461
5.50%, 05/15/27	3,855	3,847,699
Security	Par (000)	Value
Commercial Services (continued)
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	$3,525	$3,361,132
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	2,850	2,756,834
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	6,295	6,288,925
Williams Scotsman Inc.
4.63%, 08/15/28(a)	3,955	3,767,632
6.13%, 06/15/25(a)(b)	4,127	4,120,686
6.63%, 06/15/29(a)(b)	3,850	3,902,938
		291,727,791
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	3,075	2,986,655
ASGN Inc., 4.63%, 05/15/28(a)	4,247	4,055,885
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	5,880	5,342,803
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	10,450	11,495,000
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	5,080	4,879,023
5.13%, 04/15/29(a)(b)	3,061	2,917,516
Science Applications International Corp., 4.88%, 04/01/28(a)	3,155	3,080,750
Seagate HDD Cayman
4.09%, 06/01/29	1,807	1,702,911
4.75%, 01/01/25	3,955	3,939,156
4.88%, 06/01/27(b)	4,236	4,177,628
Unisys Corp., 6.88%, 11/01/27(a)	3,872	3,801,820
Virtusa Corp., 7.13%, 12/15/28(a)(b)	2,630	2,551,100
Western Digital Corp., 4.75%, 02/15/26(b)	18,534	18,365,155
		69,295,402
Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26(a)	4,695	4,671,525
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(a)(b)	3,920	3,776,640
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	3,850	3,580,981
5.50%, 06/01/28(a)(b)	5,955	5,880,563
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	3,355	3,348,256
Prestige Brands Inc., 5.13%, 01/15/28(a)	2,935	2,874,119
		24,132,084
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28(a)	5,540	5,267,931
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)(b)	5,574	5,617,895
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(b)	4,050	3,995,770
Gates Corp./DE, 6.88%, 07/01/29(a)	3,775	3,870,791
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	9,805	9,058,202
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(a)	4,278	4,386,554
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	3,850	3,934,931
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(d)(e)	5,855	690,890
9.00%, 11/15/26(a)(b)(d)(e)	9,112	3,904,492
		40,727,456
Diversified Financial Services — 4.5%
AG Issuer LLC, 6.25%, 03/01/28(a)	4,110	4,025,040
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	4,156	4,280,680
Ally Financial Inc., 5.75%, 11/20/25(b)	8,173	8,212,079
Aretec Group Inc., 7.50%, 04/01/29(a)(b)	3,025	2,908,040
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	7,100	7,489,605
Burford Capital Global Finance LLC, 6.25%, 04/15/28(a)	2,950	2,942,625
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(a)(b)	$2,935	$2,951,436
Coinbase Global Inc., 3.38%, 10/01/28(a)(b)	8,030	7,125,385
Credit Acceptance Corp.
6.63%, 03/15/26	3,507	3,495,602
9.25%, 12/15/28(a)(b)	4,850	5,130,301
Encore Capital Group Inc., 9.25%, 04/01/29(a)(b)	3,815	4,058,922
Enova International Inc.
9.13%, 08/01/29(a)	2,075	2,131,163
11.25%, 12/15/28(a)(b)	3,425	3,690,951
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	8,875	9,096,875
GGAM Finance Ltd.
6.88%, 04/15/29(a)(b)	3,140	3,202,800
8.00%, 02/15/27(a)	5,615	5,787,605
8.00%, 06/15/28(a)(b)	4,750	5,010,823
7.75%, 05/15/26(a)	3,420	3,481,047
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	5,125	5,277,969
goeasy Ltd.
7.63%, 07/01/29(a)	4,700	4,828,310
9.25%, 12/01/28(a)	4,630	4,918,588
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)	3,005	1,861,447
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	7,925	7,309,238
Jefferson Capital Holdings LLC, 9.50%, 02/15/29(a)(b)	3,250	3,459,869
LD Holdings Group LLC, 6.13%, 04/01/28(a)	3,930	3,379,800
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)(b)	8,030	7,598,387
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	4,142	4,098,664
5.50%, 08/15/28(a)(b)	7,065	6,890,583
6.00%, 01/15/27(a)	4,517	4,498,291
6.50%, 08/01/29(a)	3,585	3,586,864
Navient Corp.
4.88%, 03/15/28(b)	3,955	3,763,290
5.00%, 03/15/27(b)	5,569	5,471,598
5.50%, 03/15/29(b)	5,990	5,705,475
6.75%, 06/25/25	4,172	4,190,065
6.75%, 06/15/26	3,792	3,860,269
OneMain Finance Corp.
3.50%, 01/15/27	6,200	5,906,926
3.88%, 09/15/28(b)	4,810	4,438,857
6.63%, 01/15/28	6,390	6,496,394
6.63%, 05/15/29	1,755	1,755,000
7.13%, 03/15/26	12,546	12,853,377
9.00%, 01/15/29(b)	7,310	7,743,012
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	2,913	3,007,673
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	3,006	2,952,769
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	5,435	5,052,488
5.38%, 10/15/25(a)	5,554	5,525,675
PHH Escrow Issuer LLC, 9.88%, 11/01/29(a)	3,750	3,674,414
PHH Mortgage Corp., 7.88%, 03/15/26(a)(b)	3,391	3,455,825
PRA Group Inc., 8.38%, 02/01/28(a)	3,210	3,300,813
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	3,025	3,093,063
Security	Par (000)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	$8,989	$8,555,481
3.63%, 03/01/29(a)	5,945	5,480,101
SLM Corp.
3.13%, 11/02/26	3,914	3,714,149
4.20%, 10/29/25(b)	4,394	4,317,544
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	6,716	6,682,420
5.50%, 04/15/29(a)	5,550	5,289,065
5.75%, 06/15/27(a)	3,761	3,695,149
		272,709,881
Electric — 2.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	2,995	2,859,596
Calpine Corp.
4.50%, 02/15/28(a)	9,845	9,472,662
4.63%, 02/01/29(a)(b)	5,260	4,986,414
5.13%, 03/15/28(a)	11,070	10,817,939
5.25%, 06/01/26(a)	850	841,798
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	6,735	6,531,638
DPL Inc.
4.13%, 07/01/25(b)	3,590	3,557,475
4.35%, 04/15/29	3,175	2,975,504
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	25	23,335
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	4,125	3,979,081
4.50%, 09/15/27(a)(b)	4,385	4,209,600
7.25%, 01/15/29(a)(b)	6,205	6,383,831
NRG Energy Inc.
3.38%, 02/15/29(a)	3,890	3,543,563
5.25%, 06/15/29(a)	5,850	5,718,375
5.75%, 01/15/28	6,865	6,871,590
5.75%, 07/15/29(a)	6,075	6,000,050
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	5,595	5,317,824
PG&E Corp., 5.00%, 07/01/28(b)	7,997	7,699,112
Pike Corp., 5.50%, 09/01/28(a)	5,722	5,598,922
Terraform Global Operating LP, 6.13%, 03/01/26(a)	2,810	2,802,835
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	2,823	2,681,321
5.00%, 07/31/27(a)	10,428	10,278,462
5.50%, 09/01/26(a)	8,160	8,118,710
5.63%, 02/15/27(a)	10,466	10,439,835
		131,709,472
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	6,425	5,991,313
4.75%, 06/15/28(a)(b)	4,975	4,780,498
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	6,980	7,117,506
7.25%, 06/15/28(a)	10,640	10,882,055
		28,771,372
Electronics — 0.4%
Imola Merger Corp., 4.75%, 05/15/29(a)	11,610	11,284,107
Sensata Technologies BV, 4.00%, 04/15/29(a)(b)	7,968	7,451,913
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	3,930	3,674,550
		22,410,570
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26(a)	$3,126	$2,788,587
11.75%, 10/01/28(a)(b)	3,075	2,509,969
TerraForm Power Operating LLC, 5.00%, 01/31/28(a)	5,656	5,528,740
		10,827,296
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27(b)	7,948	7,896,338
Arcosa Inc., 4.38%, 04/15/29(a)(b)	3,250	3,059,388
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(a)(b)	2,888	2,873,676
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	3,917	3,701,066
Fluor Corp., 4.25%, 09/15/28(b)	4,770	4,585,162
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(a)	3,250	3,168,750
TopBuild Corp., 3.63%, 03/15/29(a)	3,225	2,954,502
Tutor Perini Corp., 11.88%, 04/30/29(a)	3,045	3,320,086
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	3,155	3,005,232
		34,564,200
Entertainment — 3.1%
Affinity Interactive, 6.88%, 12/15/27(a)	4,370	3,567,949
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	7,380	6,365,250
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(c)	8,025	8,049,476
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	3,025	3,134,656
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	5,330	5,083,239
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	8,425	7,898,438
8.13%, 07/01/27(a)(b)	4,878	4,977,728
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	2,675	2,576,560
5.38%, 04/15/27(b)	3,845	3,812,838
Churchill Downs Inc.
4.75%, 01/15/28(a)	5,570	5,402,844
5.50%, 04/01/27(a)	4,900	4,864,034
Cinemark USA Inc., 5.25%, 07/15/28(a)(b)	5,981	5,868,856
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)	1,330	1,330,000
International Game Technology PLC
4.13%, 04/15/26(a)	5,480	5,400,981
5.25%, 01/15/29(a)(b)	5,910	5,805,994
6.25%, 01/15/27(a)	6,085	6,135,749
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)	3,881	3,813,341
Light & Wonder International Inc., 7.00%, 05/15/28(a)(b)	5,915	5,937,462
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	3,225	2,845,966
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	4,215	3,974,829
4.75%, 10/15/27(a)(b)	7,590	7,380,212
4.88%, 11/01/24(a)	4,616	4,616,000
6.50%, 05/15/27(a)	9,470	9,607,146
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	2,976	2,928,048
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	5,915	5,584,137
Mohegan Tribal Gaming Authority
8.00%, 02/01/26(a)(b)	9,301	9,231,243
13.25%, 12/15/27(a)	425	481,537
Security	Par (000)	Value
Entertainment (continued)
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	$3,455	$3,259,684
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	3,174	3,340,635
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	3,050	2,738,608
5.63%, 01/15/27(a)(b)	3,251	3,186,842
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	5,475	3,862,156
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)(b)	2,896	2,888,579
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(a)(b)	7,925	6,978,200
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	5,550	5,332,870
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)(b)	3,870	3,845,813
Six Flags Theme Parks Inc., 7.00%, 07/01/25(a)(b)	1,539	1,538,591
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	2,725	2,642,896
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	2,050	2,060,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	5,325	5,171,906
		183,521,543
Environmental Control — 1.0%
Clean Harbors Inc., 4.88%, 07/15/27(a)	4,285	4,222,396
Enviri Corp., 5.75%, 07/31/27(a)(b)	3,881	3,740,314
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	6,025	5,645,606
3.75%, 08/01/25(a)	5,982	5,922,180
4.00%, 08/01/28(a)(b)	5,950	5,626,210
4.38%, 08/15/29(a)(b)	4,000	3,749,165
4.75%, 06/15/29(a)(b)	5,965	5,697,321
5.13%, 12/15/26(a)	3,618	3,585,402
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	5,255	4,992,393
5.88%, 06/30/29(a)	8,075	7,659,541
Stericycle Inc., 3.88%, 01/15/29(a)	4,005	3,946,740
Waste Pro USA Inc., 5.50%, 02/15/26(a)(b)	3,950	3,937,719
		58,724,987
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	5,956	5,755,564
3.50%, 03/15/29(a)(b)	11,098	10,269,534
4.63%, 01/15/27(a)(b)	11,427	11,184,176
5.88%, 02/15/28(a)	6,145	6,154,717
6.50%, 02/15/28(a)(b)	6,490	6,613,245
7.50%, 03/15/26(a)	4,909	4,971,148
B&G Foods Inc.
5.25%, 09/15/27(b)	4,452	4,315,267
8.00%, 09/15/28(a)(b)	6,125	6,347,031
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	3,005	2,481,098
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(b)(c)	2,010	2,074,008
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	3,175	3,048,000
7.63%, 07/01/29(a)(b)	3,900	4,065,750
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	$6,100	$6,310,877
Lamb Weston Holdings Inc., 4.88%, 05/15/28(a)	3,905	3,824,888
Performance Food Group Inc.
4.25%, 08/01/29(a)	7,575	7,075,997
5.50%, 10/15/27(a)	7,990	7,927,412
Post Holdings Inc., 5.63%, 01/15/28(a)(b)	2,897	2,921,595
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	6,675	6,182,719
TreeHouse Foods Inc., 4.00%, 09/01/28	3,821	3,475,391
U.S. Foods Inc.
4.75%, 02/15/29(a)(b)	6,825	6,579,368
6.88%, 09/15/28(a)(b)	4,075	4,194,357
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	3,795	3,661,644
		119,433,786
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25(a)(b)	4,768	4,755,891
5.00%, 02/01/28(a)	8,800	8,635,968
TKC Holdings Inc.
6.88%, 05/15/28(a)	3,325	3,275,545
10.50%, 05/15/29(a)	5,485	5,551,848
		22,219,252
Forest Products & Paper — 0.2%
Domtar Corp., 6.75%, 10/01/28(a)	5,284	4,828,750
Mercer International Inc.
5.13%, 02/01/29(b)	6,966	6,000,262
12.88%, 10/01/28(a)	1,030	1,088,482
		11,917,494
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	270	268,623
5.75%, 05/20/27	4,197	4,035,153
5.88%, 08/20/26	5,490	5,368,374
9.38%, 06/01/28(a)	4,045	4,161,294
		13,833,444
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28(a)(b)	3,090	3,432,712
Health Care - Products — 1.4%
Avantor Funding Inc., 4.63%, 07/15/28(a)	11,890	11,485,244
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	11,175	11,742,727
Hologic Inc.
3.25%, 02/15/29(a)	7,169	6,586,017
4.63%, 02/01/28(a)	3,160	3,088,979
Medline Borrower LP
3.88%, 04/01/29(a)	19,450	18,200,337
5.25%, 10/01/29(a)	17,725	17,175,879
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	9,735	9,903,623
Teleflex Inc.
4.25%, 06/01/28(a)	3,800	3,647,126
4.63%, 11/15/27(b)	3,689	3,618,725
		85,448,657
Security	Par (000)	Value
Health Care - Services — 3.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)	$3,725	$3,490,288
5.50%, 07/01/28(a)	3,555	3,448,350
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	50	48,488
5.00%, 07/15/27(a)	3,311	3,285,369
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	3,950	3,616,419
4.25%, 05/01/28(a)(b)	4,055	3,857,136
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)	14,914	14,557,306
6.00%, 01/15/29(a)(b)	5,115	4,811,119
6.88%, 04/01/28(a)(b)	4,725	3,884,738
6.88%, 04/15/29(a)(b)	9,500	8,022,750
8.00%, 12/15/27(a)(b)	5,585	5,581,719
Encompass Health Corp.
4.50%, 02/01/28	6,520	6,334,359
5.75%, 09/15/25(b)	1,140	1,137,786
HealthEquity Inc., 4.50%, 10/01/29(a)	3,360	3,199,854
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)(b)	5,505	5,839,887
IQVIA Inc.
5.00%, 10/15/26(a)	8,081	7,992,322
5.00%, 05/15/27(a)	8,320	8,216,000
Kedrion SpA, 6.50%, 09/01/29(a)(b)	5,700	5,358,000
LifePoint Health Inc.
4.38%, 02/15/27(a)	4,626	4,481,484
5.38%, 01/15/29(a)(b)	3,770	3,431,328
Molina Healthcare Inc., 4.38%, 06/15/28(a)	6,429	6,151,348
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(a)	8,135	5,468,998
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	11,135	11,314,830
Quorum Health Corp., 11.63%, 04/15/23(f)	2,653	—
Radiology Partners Inc., 7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	5,433	5,391,937
Select Medical Corp., 6.25%, 08/15/26(a)	9,826	9,850,270
Tenet Healthcare Corp.
4.25%, 06/01/29	8,285	7,847,412
4.63%, 06/15/28	4,450	4,301,036
5.13%, 11/01/27	11,319	11,229,467
6.13%, 10/01/28(b)	20,025	20,050,031
6.25%, 02/01/27	12,064	12,075,954
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	6,065	6,190,545
US Renal Care Inc., 10.63%, 07/15/27(a)	2,159	1,438,404
		201,904,934
Holding Companies - Diversified — 0.7%
Benteler International AG, Class A, 10.50%, 05/15/28(a)	4,025	4,181,195
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	8,050	7,738,645
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	5,741	4,775,364
5.25%, 05/15/27(b)	11,152	10,385,622
6.25%, 05/15/26	9,521	9,304,397
9.75%, 01/15/29(b)	5,630	5,610,858
		41,996,081
Home Builders — 1.1%
Adams Homes Inc., 9.25%, 10/15/28(a)	2,835	2,959,327
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)(b)	$2,650	$2,468,475
Beazer Homes USA Inc., 5.88%, 10/15/27	2,846	2,811,848
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29(a)	2,640	2,486,608
6.25%, 09/15/27(a)	4,838	4,804,279
Century Communities Inc.
3.88%, 08/15/29(a)	3,775	3,429,569
6.75%, 06/01/27	4,160	4,185,002
Empire Communities Corp.
7.00%, 12/15/25(a)(b)	3,500	3,508,531
9.75%, 05/01/29(a)(b)	3,545	3,702,788
Forestar Group Inc., 3.85%, 05/15/26(a)(b)	2,896	2,818,049
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)(b)	2,600	2,866,323
LGI Homes Inc., 8.75%, 12/15/28(a)	3,260	3,429,911
M/I Homes Inc., 4.95%, 02/01/28	3,175	3,067,812
Mattamy Group Corp., 5.25%, 12/15/27(a)	3,960	3,889,421
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28	3,682	3,506,258
Taylor Morrison Communities Inc.
5.75%, 01/15/28(a)	3,585	3,584,140
5.88%, 06/15/27(a)	3,925	3,933,714
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	3,385	3,088,474
Tri Pointe Homes Inc., 5.70%, 06/15/28	2,725	2,710,903
		63,251,432
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)(b)	6,296	5,792,714
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(a)(b)	5,220	5,307,800
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	4,475	4,105,813
Housewares — 0.6%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	5,290	5,358,347
Newell Brands Inc.
4.88%, 06/01/25	4,121	4,114,703
5.70%, 04/01/26	16,164	16,192,287
6.38%, 09/15/27(b)	4,286	4,339,486
6.63%, 09/15/29(b)	3,175	3,223,069
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	1,500	1,414,219
		34,642,111
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	5,490	5,167,463
6.00%, 08/01/29(a)	3,850	3,640,693
8.25%, 02/01/29(a)(b)	7,355	7,474,519
8.50%, 06/15/29(a)(b)	3,835	3,934,307
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)(b)	6,130	5,815,838
6.75%, 10/15/27(a)(b)	10,773	10,725,868
6.75%, 04/15/28(a)	9,905	9,951,669
AmWINS Group Inc.
4.88%, 06/30/29(a)	6,025	5,680,882
Security	Par (000)	Value
Insurance (continued)
6.38%, 02/15/29(a)	$5,677	$5,702,314
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	5,950	5,943,514
AssuredPartners Inc., 5.63%, 01/15/29(a)	4,275	4,040,367
BroadStreet Partners Inc., 5.88%, 04/15/29(a)	5,875	5,595,289
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	5,825	6,169,050
		79,841,773
Internet — 2.1%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	3,125	2,812,500
9.00%, 08/01/29(a)	2,900	2,844,465
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	3,900	3,536,325
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	7,145	6,526,243
6.13%, 12/01/28(a)	3,845	3,370,143
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	3,341	3,172,836
5.63%, 09/15/28(a)	3,115	2,896,420
Cars.com Inc., 6.38%, 11/01/28(a)	3,150	3,142,125
Cogent Communications Group LLC
3.50%, 05/01/26(a)	3,796	3,692,787
7.00%, 06/15/27(a)	3,486	3,521,801
Gen Digital Inc.
5.00%, 04/15/25(a)	9,039	9,015,129
6.75%, 09/30/27(a)	7,113	7,237,478
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	6,105	5,626,523
5.25%, 12/01/27(a)(b)	4,605	4,544,847
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	4,150	3,864,925
ION Trading Technologies SARL
5.75%, 05/15/28(a)	3,845	3,482,609
9.50%, 05/30/29(a)(b)	4,755	4,838,213
Match Group Holdings II LLC
4.63%, 06/01/28(a)(b)	4,069	3,915,802
5.00%, 12/15/27(a)	3,675	3,585,477
5.63%, 02/15/29(a)(b)	2,605	2,563,869
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)(b)	5,314	3,580,839
11.75%, 10/15/28(a)(b)	3,915	3,865,837
Rakuten Group Inc.
9.75%, 04/15/29(a)(b)	15,175	16,351,062
10.25%, 11/30/24(a)	350	351,439
11.25%, 02/15/27(a)	13,810	14,996,003
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(c)	2,331	2,062,817
Uber Technologies Inc.
6.25%, 01/15/28(a)(b)	555	560,065
8.00%, 11/01/26(a)	674	673,771
Wayfair LLC, 7.25%, 10/31/29(a)(b)	2,426	2,454,869
		129,087,219
Iron & Steel — 1.0%
Algoma Steel Inc., 9.13%, 04/15/29(a)	2,725	2,800,964
ATI Inc., 5.88%, 12/01/27(b)	2,800	2,776,192
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	4,491	4,049,018
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	3,245	3,278,991
Carpenter Technology Corp., 6.38%, 07/15/28(b)	3,350	3,354,690
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	$2,800	$2,618,509
5.88%, 06/01/27(b)	4,424	4,420,372
6.88%, 11/01/29(a)	4,900	4,919,502
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,600	2,559,529
Mineral Resources Ltd.
8.00%, 11/01/27(a)	5,180	5,309,500
8.13%, 05/01/27(a)	5,745	5,785,847
9.25%, 10/01/28(a)	8,690	9,149,565
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	2,725	2,635,647
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,870	3,894,536
		57,552,862
Leisure Time — 1.9%
Acushnet Co., 7.38%, 10/15/28(a)(b)	2,745	2,862,377
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	16,275	17,466,818
Life Time Inc.
5.75%, 01/15/26(a)	7,690	7,685,771
8.00%, 04/15/26(a)	3,866	3,884,364
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(b)	3,117	3,128,056
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	3,925	3,756,961
NCL Corp. Ltd.
3.63%, 12/15/24(a)(b)	3,355	3,344,935
5.88%, 03/15/26(a)(b)	11,462	11,396,094
5.88%, 02/15/27(a)	8,222	8,211,723
7.75%, 02/15/29(a)(b)	4,730	4,992,799
8.13%, 01/15/29(a)	6,395	6,772,901
8.38%, 02/01/28(a)	4,915	5,145,759
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	4,145	4,169,028
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	7,093	6,834,176
11.25%, 12/15/27(a)(b)	4,485	4,612,598
Viking Cruises Ltd.
5.88%, 09/15/27(a)(b)	6,576	6,533,979
7.00%, 02/15/29(a)	3,975	4,013,120
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	2,561	2,518,870
Vista Outdoor Inc., 4.50%, 03/15/29(a)	250	254,312
VOC Escrow Ltd., 5.00%, 02/15/28(a)	5,400	5,236,974
		112,821,615
Lodging — 2.8%
Boyd Gaming Corp., 4.75%, 12/01/27(b)	7,897	7,746,193
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	3,600	3,589,524
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)(b)	3,080	3,125,692
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)	1,700	1,583,140
5.38%, 05/01/25(a)(b)	4,095	4,090,905
5.75%, 05/01/28(a)(b)	4,130	4,141,853
5.88%, 04/01/29(a)	4,345	4,383,497
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)(b)	6,600	6,202,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	5,040	4,993,454
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	3,775	3,500,703
Melco Resorts Finance Ltd.
4.88%, 06/06/25(a)(b)	8,485	8,385,301
5.25%, 04/26/26(a)(b)	3,717	3,642,586
Security	Par (000)	Value
Lodging (continued)
5.63%, 07/17/27(a)(b)	$4,746	$4,603,215
5.75%, 07/21/28(a)	6,485	6,184,809
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,071	5,868,421
5.25%, 06/18/25(a)	3,946	3,924,045
5.88%, 05/15/26(a)(b)	5,660	5,629,289
MGM Resorts International
4.63%, 09/01/26(b)	3,415	3,377,648
4.75%, 10/15/28(b)	6,505	6,274,886
5.50%, 04/15/27	5,412	5,400,905
6.13%, 09/15/29(b)	3,765	3,750,881
Station Casinos LLC, 4.50%, 02/15/28(a)(b)	5,559	5,307,900
Studio City Co. Ltd., 7.00%, 02/15/27(a)(b)	2,844	2,853,796
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	8,620	7,787,998
6.50%, 01/15/28(a)(b)	4,058	3,905,825
Travel & Leisure Co.
6.00%, 04/01/27	3,264	3,295,302
6.60%, 10/01/25	3,231	3,256,202
6.63%, 07/31/26(a)	5,016	5,051,463
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)	3,870	3,674,255
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	7,165	7,113,781
Wynn Macau Ltd.
5.50%, 01/15/26(a)	8,000	7,907,200
5.50%, 10/01/27(a)(b)	6,121	5,929,130
5.63%, 08/26/28(a)(b)	10,640	10,214,932
		166,697,081
Machinery — 1.0%
ATS Corp., 4.13%, 12/15/28(a)	2,787	2,605,248
BWX Technologies Inc.
4.13%, 06/30/28(a)	3,055	2,910,220
4.13%, 04/15/29(a)	3,001	2,839,109
Esab Corp., 6.25%, 04/15/29(a)	4,850	4,935,893
GrafTech Finance Inc., 4.63%, 12/15/28(a)	4,310	3,060,100
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(a)	3,745	3,140,203
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	7,775	8,000,475
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	4,085	4,381,500
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	3,425	3,179,017
Terex Corp., 5.00%, 05/15/29(a)(b)	4,850	4,662,360
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	3,355	3,370,950
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	12,064	11,860,460
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	6,605	6,294,631
		61,240,166
Manufacturing — 0.6%
Amsted Industries Inc., 5.63%, 07/01/27(a)	2,946	2,916,856
Calderys Financing LLC, 11.25%, 06/01/28(a)	4,355	4,635,288
Enpro Inc., 5.75%, 10/15/26(b)	2,435	2,428,580
FXI Holdings Inc.
12.25%, 11/15/26(a)	3,861	3,833,104
12.25%, 11/15/26(a)	5,836	5,791,865
Hillenbrand Inc.
5.00%, 09/15/26	3,160	3,137,123
6.25%, 02/15/29(b)	3,935	3,954,754
LSB Industries Inc., 6.25%, 10/15/28(a)	4,694	4,538,065
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Trinity Industries Inc., 7.75%, 07/15/28(a)	$4,520	$4,678,200
		35,913,835
Media — 8.3%
AMC Networks Inc.
4.25%, 02/15/29(b)	7,575	5,231,825
10.25%, 01/15/29(a)(b)	6,622	6,820,660
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(a)(b)	19,640	19,011,520
5.13%, 05/01/27(a)(b)	25,481	24,944,370
5.38%, 06/01/29(a)	11,325	10,829,531
5.50%, 05/01/26(a)	5,470	5,454,110
6.38%, 09/01/29(a)(b)	9,850	9,751,500
CSC Holdings LLC
5.38%, 02/01/28(a)	8,030	6,870,267
5.50%, 04/15/27(a)	10,240	9,113,600
6.50%, 02/01/29(a)	13,924	11,774,482
7.50%, 04/01/28(a)	7,100	4,686,000
11.25%, 05/15/28(a)	8,320	8,112,000
11.75%, 01/31/29(a)	16,280	15,893,373
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	28,836	27,790,695
DISH DBS Corp.
5.25%, 12/01/26(a)	22,193	20,528,525
5.75%, 12/01/28(a)	20,060	17,527,425
5.88%, 11/15/24	16,689	16,542,971
7.38%, 07/01/28	7,000	5,127,500
7.75%, 07/01/26	15,825	13,372,125
5.13%, 06/01/29	10,000	6,645,000
DISH Network Corp., 11.75%, 11/15/27(a)	28,865	30,380,412
GCI LLC, 4.75%, 10/15/28(a)(b)	4,610	4,343,726
Gray Television Inc.
7.00%, 05/15/27(a)(b)	5,136	4,994,974
10.50%, 07/15/29(a)(b)	9,520	9,888,900
iHeartCommunications Inc., 6.38%, 05/01/26	6,775	5,694,591
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	5,875	4,938,525
6.75%, 10/15/27(a)	9,130	8,513,999
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	6,825	6,681,607
8.00%, 08/01/29(a)	5,475	5,505,407
News Corp., 3.88%, 05/15/29(a)	7,475	6,977,913
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	7,521	7,064,569
5.63%, 07/15/27(a)(b)	13,365	13,126,936
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	7,821	6,761,020
6.50%, 09/15/28(a)	7,275	4,981,993
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	4,395	3,417,113
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	8,128	7,793,468
4.00%, 07/15/28(a)(b)	15,140	14,161,956
5.00%, 08/01/27(a)	11,620	11,374,702
5.50%, 07/01/29(a)(b)	7,400	7,184,660
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	3,330	3,288,375
TEGNA Inc.
4.63%, 03/15/28(b)	8,315	7,830,568
4.75%, 03/15/26(a)	4,510	4,464,071
5.00%, 09/15/29(b)	8,300	7,750,679
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	7,400	7,224,250
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	4,856	4,830,457
Security	Par (000)	Value
Media (continued)
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	$7,930	$7,044,114
6.63%, 06/01/27(a)	11,794	11,703,363
8.00%, 08/15/28(a)	11,290	11,466,801
Urban One Inc., 7.38%, 02/01/28(a)(b)	5,690	4,223,758
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	10,800	10,209,737
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	3,755	3,592,292
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)(b)	4,846	4,831,037
		498,273,452
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	2,817	2,764,785
Mining — 0.7%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	4,221	3,964,999
5.50%, 12/15/27(a)(b)	3,020	2,989,468
6.13%, 05/15/28(a)(b)	1,620	1,622,997
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	4,127	4,065,301
Constellium SE, 3.75%, 04/15/29(a)(b)	4,025	3,643,401
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)(b)	4,778	4,647,446
Hecla Mining Co., 7.25%, 02/15/28(b)	3,975	4,019,679
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)(b)	4,105	3,909,435
New Gold Inc., 7.50%, 07/15/27(a)	3,657	3,711,689
Novelis Corp., 3.25%, 11/15/26(a)	6,029	5,798,555
Perenti Finance Pty Ltd.
6.50%, 10/07/25(a)	1,101	1,096,506
7.50%, 04/26/29(a)	2,730	2,851,123
		42,320,599
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	2,861	2,821,661
7.25%, 03/15/29(a)(b)	2,650	2,591,589
Xerox Holdings Corp.
5.00%, 08/15/25(a)(b)	3,241	3,181,204
5.50%, 08/15/28(a)(b)	5,660	4,651,105
		13,245,559
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	3,610	3,473,660
Oil & Gas — 5.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	7,290	7,338,989
Antero Resources Corp., 7.63%, 02/01/29(a)	3,200	3,280,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	2,110	2,034,082
8.25%, 12/31/28(a)(b)	4,665	4,753,350
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)(b)	3,204	3,123,435
California Resources Corp., 8.25%, 06/15/29(a)	6,795	6,862,950
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)(b)	3,477	3,496,471
Chord Energy Corp., 6.38%, 06/01/26(a)	3,241	3,247,903
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	5,832	5,840,907
7.00%, 06/15/25(a)	9,220	9,229,278
8.38%, 01/15/29(a)	9,485	9,840,782
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Civitas Resources Inc.
5.00%, 10/15/26(a)	$3,348	$3,287,779
8.38%, 07/01/28(a)	10,780	11,143,825
CNX Resources Corp., 6.00%, 01/15/29(a)	3,975	3,930,088
Comstock Resources Inc., 6.75%, 03/01/29(a)	12,665	12,131,034
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	8,340	8,720,304
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	3,350	3,052,688
8.50%, 01/15/29(a)	4,700	4,552,726
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(a)(b)	5,505	5,533,901
Energean PLC, 6.50%, 04/30/27(a)(b)	2,650	2,636,773
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)	5,195	5,043,981
5.38%, 03/30/28(a)	4,980	4,494,450
Expand Energy Corp.
5.70%, 01/23/25	3,049	3,044,579
6.75%, 04/15/29(a)	2,715	2,744,485
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	2,500	2,513,125
Harbour Energy PLC, 5.50%, 10/15/26(a)	1,706	1,697,398
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	4,695	4,496,971
6.25%, 11/01/28(a)(b)	4,785	4,688,104
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	5,385	5,402,394
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	3,845	3,795,015
Leviathan Bond Ltd.
6.13%, 06/30/25(a)	5,121	5,058,938
6.50%, 06/30/27(a)	4,781	4,530,353
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	2,928	2,921,151
Matador Resources Co., 6.88%, 04/15/28(a)(b)	3,995	4,065,604
MEG Energy Corp., 5.88%, 02/01/29(a)	4,570	4,477,250
Nabors Industries Inc., 7.38%, 05/15/27(a)	5,467	5,467,000
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	3,135	2,985,640
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	5,610	5,662,616
Parkland Corp.
4.50%, 10/01/29(a)	200	185,908
5.88%, 07/15/27(a)(b)	4,147	4,103,830
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	6,485	6,298,556
7.25%, 06/15/25	—	—
Permian Resources Operating LLC
5.88%, 07/01/29(a)	5,155	5,076,650
8.00%, 04/15/27(a)	3,951	4,054,777
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	2,995	2,980,025
Puma International Financing SA, 7.75%, 04/25/29(a)	3,530	3,595,140
Range Resources Corp.
4.88%, 05/15/25	5,642	5,625,920
8.25%, 01/15/29	4,650	4,792,755
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	3,446	3,402,925
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	4,870	5,054,166
SM Energy Co.
6.50%, 07/15/28(b)	3,050	3,038,959
6.63%, 01/15/27(b)	3,185	3,182,664
6.75%, 09/15/26	3,496	3,508,865
6.75%, 08/01/29(a)	5,675	5,633,572
Security	Par (000)	Value
Oil & Gas (continued)
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	$3,895	$3,865,788
Sunoco LP, 7.00%, 05/01/29(a)	2,850	2,937,459
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	6,300	5,984,640
5.88%, 03/15/28	3,310	3,294,675
6.00%, 04/15/27	5,020	5,030,090
7.00%, 09/15/28(a)	4,280	4,390,473
Talos Production Inc., 9.00%, 02/01/29(a)	4,884	5,025,910
Teine Energy Ltd., 6.88%, 04/15/29(a)	2,560	2,504,384
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	5,140	4,848,576
Transocean Inc.
8.00%, 02/01/27(a)(b)	4,092	4,081,770
8.25%, 05/15/29(a)	6,985	7,028,656
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	4,095	4,218,326
Viper Energy Inc., 5.38%, 11/01/27(a)	3,513	3,464,828
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	4,455	4,312,752
		308,649,358
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)(b)	6,505	6,516,839
Bristow Group Inc., 6.88%, 03/01/28(a)	3,085	3,062,140
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	4,840	5,026,567
KCA Deutag UK Finance PLC, 9.88%, 12/01/25(a)	4,181	4,189,362
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	6,105	6,272,460
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	3,378	3,398,895
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	5,951	5,968,437
7.13%, 03/15/29(a)	7,700	7,833,466
Viridien, 8.75%, 04/01/27(a)(b)	3,991	3,851,547
		46,119,713
Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	4,860	4,377,013
4.00%, 09/01/29(a)(b)	8,250	7,241,850
6.00%, 06/15/27(a)	4,515	4,505,545
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	9,929	8,638,230
5.25%, 08/15/27(a)	4,464	2,685,468
Ball Corp.
6.00%, 06/15/29(b)	5,575	5,659,740
6.88%, 03/15/28	5,635	5,789,157
Berry Global Inc., 5.63%, 07/15/27(a)(b)	3,635	3,631,468
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	3,590	3,525,176
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29(a)	4,100	4,112,874
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	3,158	3,091,898
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	6,815	6,769,612
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	4,025	3,914,313
Graphic Packaging International LLC
3.50%, 03/15/28(a)	3,715	3,465,315
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
3.50%, 03/01/29(a)(b)	$2,925	$2,661,458
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)(b)	5,960	5,876,966
Iris Holdings Inc., 10.00%, 12/15/28(a)	3,115	2,736,326
LABL Inc.
5.88%, 11/01/28(a)	4,000	3,701,417
10.50%, 07/15/27(a)(b)	5,201	5,148,990
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	20,675	21,243,562
9.25%, 04/15/27(a)	10,073	10,305,938
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)(b)	4,749	4,724,875
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	7,820	7,474,825
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(b)	4,083	3,838,020
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	3,519	3,368,598
5.00%, 04/15/29(a)	3,300	3,187,302
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(b)	6,207	6,274,967
Silgan Holdings Inc., 4.13%, 02/01/28	4,675	4,458,781
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	5,425	5,953,504
TriMas Corp., 4.13%, 04/15/29(a)	3,025	2,817,031
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	8,320	8,247,200
8.50%, 08/15/27(a)	5,704	5,693,635
		175,121,054
Pharmaceuticals — 3.1%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	3,050	2,769,645
6.13%, 08/01/28(a)(b)	2,560	2,518,187
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	4,843	3,886,508
9.25%, 04/01/26(a)	6,634	6,418,395
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	13,575	10,486,687
5.00%, 01/30/28(a)	3,250	2,080,000
5.50%, 11/01/25(a)	13,610	13,354,812
6.13%, 02/01/27(a)	8,935	8,041,500
9.00%, 12/15/25(a)	8,580	8,413,033
11.00%, 09/30/28(a)	15,170	13,961,615
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)	3,859	3,725,247
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	5,935	6,081,397
Grifols SA, 4.75%, 10/15/28(a)(b)	5,390	4,952,062
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	4,605	3,154,425
12.25%, 04/15/29(a)	6,095	6,133,094
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	11,672	11,034,359
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)(b)	1,500	1,633,313
Option Care Health Inc., 4.38%, 10/31/29(a)	1,246	1,145,635
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	16,132	15,295,677
Owens & Minor Inc., 4.50%, 03/31/29(a)(b)	3,550	3,186,236
Security	Par (000)	Value
Pharmaceuticals (continued)
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25(a)	$1,031	$1,034,673
12.00%, 12/02/24, 9.00% Cash and 3.50% PIK or 12.00% Cash(a)	3,391	3,412,425
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	26,927	25,647,967
4.75%, 05/09/27	8,101	7,873,463
5.13%, 05/09/29(b)	8,000	7,731,000
6.75%, 03/01/28(b)	10,125	10,340,232
7.13%, 01/31/25(b)	3,550	3,546,105
7.88%, 09/15/29	200	215,588
		188,073,280
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	1,160	1,132,728
5.75%, 03/01/27(a)	5,387	5,369,492
5.75%, 01/15/28(a)	5,350	5,323,250
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	3,760	3,860,121
Buckeye Partners LP
3.95%, 12/01/26	4,906	4,717,021
4.13%, 03/01/25(a)(b)	557	552,442
4.13%, 12/01/27	3,327	3,184,238
4.50%, 03/01/28(a)	4,005	3,810,758
6.88%, 07/01/29(a)	4,535	4,614,803
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	3,100	3,069,248
8.63%, 03/15/29(a)	7,950	8,143,901
DT Midstream Inc., 4.13%, 06/15/29(a)	8,375	7,871,034
EQM Midstream Partners LP
4.13%, 12/01/26(b)	4,196	4,101,917
4.50%, 01/15/29(a)	6,420	6,178,801
5.50%, 07/15/28(b)	6,779	6,749,172
6.00%, 07/01/25(a)	3,085	3,086,573
6.38%, 04/01/29(a)	4,680	4,743,180
6.50%, 07/01/27(a)	7,166	7,327,468
7.50%, 06/01/27(a)	3,796	3,878,563
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)(b)	4,551	4,861,859
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	5,575	5,630,750
8.00%, 01/15/27(b)	7,929	8,066,370
8.25%, 01/15/29	4,845	4,939,478
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	2,600	2,592,298
7.00%, 08/01/27(b)	3,511	3,520,478
Harvest Midstream I LP, 7.50%, 09/01/28(a)	6,090	6,150,900
Hess Midstream Operations LP
5.13%, 06/15/28(a)	4,150	4,056,884
5.63%, 02/15/26(a)	6,311	6,297,503
6.50%, 06/01/29(a)	2,295	2,326,212
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	4,485	4,732,572
ITT Holdings LLC, 6.50%, 08/01/29(a)	9,300	8,596,106
Kinetik Holdings LP, 6.63%, 12/15/28(a)(b)	6,390	6,524,423
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)	3,075	3,343,009
New Fortress Energy Inc.
6.50%, 09/30/26(a)	12,684	11,746,018
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.75%, 09/15/25(a)	$7,252	$7,234,831
8.75%, 03/15/29(a)(b)	6,290	5,224,238
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	7,245	7,291,658
NuStar Logistics LP
5.63%, 04/28/27	4,570	4,535,031
5.75%, 10/01/25	4,800	4,792,560
6.00%, 06/01/26	4,109	4,108,877
Prairie Acquiror LP, 9.00%, 08/01/29(a)	2,975	3,015,906
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	3,222	3,178,272
4.95%, 07/15/29(a)	4,250	3,978,354
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	3,875	4,002,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	6,080	5,834,976
6.00%, 03/01/27(a)	3,746	3,714,159
7.38%, 02/15/29(a)	6,380	6,395,219
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	5,175	4,767,469
Venture Global LNG Inc.
8.13%, 06/01/28(a)	17,665	18,321,550
9.50%, 02/01/29(a)(b)	23,170	25,636,447
		283,131,992
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(a)(b)	4,460	3,635,569
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	5,710	5,359,178
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	4,955	4,979,775
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(g)	4,358	4,463,023
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	5,280	4,862,607
5.38%, 08/01/28(a)	6,160	5,984,686
Hunt Companies Inc., 5.25%, 04/15/29(a)	5,100	4,837,299
Kennedy-Wilson Inc., 4.75%, 03/01/29(b)	4,570	4,204,400
Newmark Group Inc., 7.50%, 01/12/29(b)	3,625	3,831,752
		42,158,289
Real Estate Investment Trusts — 4.5%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	3,850	3,328,015
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)(b)	3,140	2,939,177
Brandywine Operating Partnership LP
3.95%, 11/15/27	3,715	3,492,100
8.30%, 03/15/28(b)	2,875	2,999,761
8.88%, 04/12/29(b)	3,107	3,353,691
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	5,649	5,444,224
5.75%, 05/15/26(a)	7,240	7,162,387
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)(b)	3,155	2,984,882
Diversified Healthcare Trust
4.75%, 02/15/28(b)	3,955	3,505,400
9.75%, 06/15/25	3,782	3,779,636
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	$4,095	$3,759,619
Hudson Pacific Properties LP
3.95%, 11/01/27	3,243	2,893,161
4.65%, 04/01/29(b)	3,775	3,012,865
5.95%, 02/15/28(b)	2,815	2,498,313
Iron Mountain Inc.
4.88%, 09/15/27(a)	7,865	7,725,414
4.88%, 09/15/29(a)	5,275	5,068,920
5.00%, 07/15/28(a)	3,710	3,613,225
5.25%, 03/15/28(a)	6,680	6,558,758
7.00%, 02/15/29(a)	7,905	8,126,373
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	4,660	4,514,375
4.75%, 06/15/29(a)(b)	4,970	4,740,137
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	6,175	4,785,625
5.00%, 10/15/27(b)	11,019	9,720,852
5.25%, 08/01/26(b)	4,390	4,169,951
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)(b)	3,965	3,654,382
Office Properties Income Trust
4.50%, 02/01/25(b)	3,750	3,234,375
9.00%, 09/30/29(a)	4,481	3,820,052
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	5,815	5,531,243
5.88%, 10/01/28(a)	5,480	5,413,099
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	1,559	1,556,927
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	4,700	4,492,537
4.75%, 10/15/27(b)	5,635	5,516,258
7.25%, 07/15/28(a)	3,470	3,591,016
Rithm Capital Corp., 8.00%, 04/01/29(a)	5,950	5,935,125
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	4,146	4,004,953
4.00%, 09/15/29(a)(b)	3,850	3,468,657
SBA Communications Corp.
3.13%, 02/01/29(b)	11,350	10,328,500
3.88%, 02/15/27	11,719	11,344,109
Service Properties Trust
3.95%, 01/15/28	3,105	2,662,537
4.75%, 10/01/26	3,725	3,507,735
4.95%, 02/15/27(b)	3,386	3,151,325
4.95%, 10/01/29	2,000	1,595,000
5.25%, 02/15/26	3,059	2,967,230
5.50%, 12/15/27	3,491	3,289,977
8.38%, 06/15/29	5,460	5,322,463
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	3,485	3,340,840
3.75%, 12/31/24(a)(b)	3,109	3,092,956
4.38%, 01/15/27(a)(b)	4,086	3,936,763
4.75%, 03/15/25(b)	4,286	4,269,927
7.25%, 04/01/29(a)(b)	4,540	4,665,758
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	4,320	3,958,200
6.50%, 02/15/29(a)	8,411	7,238,507
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
10.50%, 02/15/28(a)	$23,030	$24,526,902
Vornado Realty LP
2.15%, 06/01/26	3,160	2,986,710
3.50%, 01/15/25	2,950	2,935,256
XHR LP
4.88%, 06/01/29(a)	3,925	3,684,594
6.38%, 08/15/25(a)	4,080	4,081,775
		273,282,549
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	6,650	6,144,933
3.88%, 01/15/28(a)	12,555	11,958,449
4.38%, 01/15/28(a)(b)	5,970	5,735,686
5.63%, 09/15/29(a)	250	249,375
Academy Ltd., 6.00%, 11/15/27(a)	3,070	3,057,117
Advance Auto Parts Inc., 1.75%, 10/01/27(b)	2,960	2,627,111
Asbury Automotive Group Inc., 4.50%, 03/01/28	3,406	3,282,158
Bath & Body Works Inc.
5.25%, 02/01/28(b)	4,300	4,241,520
7.50%, 06/15/29(b)	3,900	4,021,875
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(c)	3,190	3,107,630
Beacon Roofing Supply Inc., 4.13%, 05/15/29(a)(b)	2,775	2,575,358
Carvana Co., 12.00%, 12/01/28, (12.00% PIK)(a)(b)(c)	7,640	8,078,194
CEC Entertainment LLC, 6.75%, 05/01/26(a)	4,881	4,857,510
Dave & Buster's Inc., 7.63%, 11/01/25(a)	3,678	3,677,632
eG Global Finance PLC, 12.00%, 11/30/28(a)	8,525	9,462,040
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)(b)	3,352	3,516,248
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	5,536	5,493,151
5.88%, 04/01/29(a)	6,550	6,099,688
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)(b)	7,880	7,357,950
FirstCash Inc., 4.63%, 09/01/28(a)	4,060	3,842,790
Foot Locker Inc., 4.00%, 10/01/29(a)	2,900	2,494,704
Foundation Building Materials Inc., 6.00%, 03/01/29(a)	3,255	2,864,302
Gap Inc. (The), 3.63%, 10/01/29(a)	4,825	4,330,438
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29(a)	4,145	3,880,710
Group 1 Automotive Inc., 4.00%, 08/15/28(a)	5,925	5,543,904
Guitar Center Inc., 8.50%, 01/15/26(a)	4,879	4,162,616
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	2,750	2,595,313
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	3,050	2,956,462
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	5,925	5,853,619
Kohl's Corp., 4.25%, 07/17/25	2,940	2,901,104
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	6,555	6,041,481
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	7,900	7,465,500
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	6,330	5,817,270
4.63%, 12/15/27(a)	3,325	3,225,759
Macy's Retail Holdings LLC, 5.88%, 04/01/29(a)(b)	1,453	1,418,835
Michaels Companies Inc. (The), 5.25%, 05/01/28(a)(b)	6,545	4,702,702
Murphy Oil USA Inc., 4.75%, 09/15/29	3,050	2,915,825
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(a)(b)	8,435	8,565,742
Security	Par (000)	Value
Retail (continued)
Nordstrom Inc., 4.00%, 03/15/27(b)	$2,836	$2,727,287
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	3,025	2,758,423
Park River Holdings Inc., 5.63%, 02/01/29(a)(b)	3,130	2,734,838
Patrick Industries Inc., 4.75%, 05/01/29(a)(b)	2,710	2,562,034
Penske Automotive Group Inc.
3.50%, 09/01/25(b)	4,419	4,352,715
3.75%, 06/15/29	3,950	3,614,096
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	9,205	8,752,311
7.75%, 02/15/29(a)(b)	9,105	8,830,816
QVC Inc.
4.45%, 02/15/25(b)	4,882	4,848,680
6.88%, 04/15/29(a)(b)	5,324	4,572,517
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	3,225	3,470,906
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)(b)	3,226	3,233,420
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)	3,431	3,498,694
Staples Inc., 10.75%, 09/01/29(a)	14,750	14,270,625
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	2,541	2,525,330
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	4,750	4,382,493
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	4,550	4,011,109
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	1,350	1,409,063
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	2,675	2,600,073
Walgreens Boots Alliance Inc.
3.45%, 06/01/26(b)	10,935	10,508,535
3.80%, 11/18/24	300	299,480
8.13%, 08/15/29(b)	5,715	5,663,565
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	5,406	5,405,189
		284,154,900
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27(a)	4,440	4,448,649
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	3,050	3,168,188
Entegris Inc.
3.63%, 05/01/29(a)(b)	3,250	2,974,693
4.38%, 04/15/28(a)	3,405	3,249,328
4.75%, 04/15/29(a)	11,625	11,254,221
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	5,390	5,056,089
Synaptics Inc., 4.00%, 06/15/29(a)(b)	2,975	2,725,457
		32,876,625
Software — 3.2%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	2,750	2,748,912
Camelot Finance SA, 4.50%, 11/01/26(a)	5,341	5,249,673
CDK Global II LLC, 4.88%, 06/01/27	15	13,604
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	5,975	5,993,403
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	6,075	6,209,067
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	7,539	7,128,370
4.88%, 07/01/29(a)(b)	7,350	6,944,133
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	31,396	30,631,507
9.00%, 09/30/29(a)	27,950	27,950,000
15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)(b)	$3,315	$3,275,773
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	4,245	4,499,990
Elastic NV, 4.13%, 07/15/29(a)(b)	4,350	4,018,312
Fair Isaac Corp.
4.00%, 06/15/28(a)	6,801	6,460,270
5.25%, 05/15/26(a)(b)	3,063	3,067,594
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)(b)	2,610	2,391,412
8.75%, 05/01/29(a)	4,510	4,577,650
Open Text Corp., 3.88%, 02/15/28(a)(b)	7,205	6,772,700
Playtika Holding Corp., 4.25%, 03/15/29(a)	4,500	4,041,540
PTC Inc.
3.63%, 02/15/25(a)	4,097	4,064,798
4.00%, 02/15/28(a)	3,980	3,792,781
Rocket Software Inc.
6.50%, 02/15/29(a)	4,480	4,151,023
9.00%, 11/28/28(a)	6,465	6,738,744
SS&C Technologies Inc., 5.50%, 09/30/27(a)	15,256	15,222,627
Twilio Inc., 3.63%, 03/15/29	3,850	3,543,203
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	14,324	13,607,800
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	3,439	2,878,317
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	5,125	4,668,157
		190,641,360
Telecommunications — 4.3%
Altice Financing SA
5.00%, 01/15/28(a)	9,438	7,974,048
5.75%, 08/15/29(a)(b)	15,175	12,394,333
9.63%, 07/15/27(a)	3,015	2,938,117
Altice France SA
5.13%, 01/15/29(a)	3,575	2,665,609
5.13%, 07/15/29(a)	19,000	14,202,500
5.50%, 01/15/28(a)	8,760	6,785,146
5.50%, 10/15/29(a)	4,600	3,440,340
8.13%, 02/01/27(a)	13,729	11,321,620
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)(b)	5,369	5,315,310
CommScope LLC
4.75%, 09/01/29(a)	9,000	7,526,250
6.00%, 03/01/26(a)	12,095	11,829,918
7.13%, 07/01/28(a)	5,275	4,630,461
8.25%, 03/01/27(a)(b)	7,400	6,983,047
CommScope Technologies LLC
5.00%, 03/15/27(a)(b)	5,875	5,199,375
6.00%, 06/15/25(a)(b)	10,667	10,453,660
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	13,830	13,130,721
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	3,000	2,775,600
6.50%, 10/01/28(a)	5,648	5,365,449
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	11,680	11,492,886
5.88%, 10/15/27(a)	9,210	9,197,751
6.75%, 05/01/29(a)	7,750	7,711,250
Hughes Satellite Systems Corp.
5.25%, 08/01/26	5,895	5,380,797
6.63%, 08/01/26(b)	5,300	4,584,500
Security	Par (000)	Value
Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/26(a)	$5,844	$5,887,830
7.00%, 10/15/28(a)	6,785	6,878,294
Level 3 Financing Inc.
4.25%, 07/01/28(a)	3,750	3,117,187
4.63%, 09/15/27(a)	605	546,012
4.88%, 06/15/29(a)(b)	4,750	4,061,250
10.00%, 10/15/32(a)(b)	2,352	2,319,072
10.50%, 04/15/29(a)(b)	5,535	6,160,621
10.50%, 05/15/30(a)	2,414	2,633,342
11.00%, 11/15/29(a)(b)	3,305	3,721,753
Viasat Inc., 6.50%, 07/15/28(a)(b)	3,005	2,270,458
ViaSat Inc.
5.63%, 09/15/25(a)(b)	5,971	5,899,535
5.63%, 04/15/27(a)(b)	4,611	4,306,567
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	2,410	2,183,989
Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)(b)	11,390	11,454,544
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	11,643	10,362,270
6.13%, 03/01/28(a)(b)	8,311	7,127,268
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	5,465	5,781,746
		258,010,426
Transportation — 0.2%
Cargo Aircraft Management Inc., 4.75%, 02/01/28(a)(b)	5,544	5,294,077
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	3,256	3,015,056
RXO Inc., 7.50%, 11/15/27(a)(b)	2,616	2,719,358
		11,028,491
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(a)(b)	7,835	7,678,300
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	5,413	5,185,351
		12,863,651
Total Corporate Bonds & Notes — 98.3% (Cost: $5,846,060,442)		5,898,310,462
	Shares
Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(f)	25,958	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,557	26,326
Total Common Stocks — 0.0% (Cost $2,673,769)		26,326
Total Long-Term Investments — 98.3% (Cost: $5,848,734,211)		5,898,336,788
Short-Term Securities
Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(h)(i)(j)	997,066,221	997,764,167
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(h)(i)	31,390,000	$31,390,000
Total Short-Term Securities — 17.1% (Cost: $1,028,480,050)		1,029,154,167
Total Investments — 115.4% (Cost: $6,877,214,261)		6,927,490,955
Liabilities in Excess of Other Assets — (15.4)%		(923,985,047)
Net Assets — 100.0%		$6,003,505,908

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$636,695,986	$360,799,924 (a)	$—	$(4,808)	$273,065	$997,764,167	997,066,221	$5,054,401 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,090,000	300,000 (a)	—	—	—	31,390,000	31,390,000	1,760,812	—
				$(4,808)	$273,065	$1,029,154,167		$6,815,213	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

17
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,898,310,462	$—	$5,898,310,462
Common Stocks	—	26,326	—	26,326
Short-Term Securities
Money Market Funds	1,029,154,167	—	—	1,029,154,167
	$1,029,154,167	$5,898,336,788	$—	$6,927,490,955
See notes to financial statements.
Schedule of Investments
18

Schedule of Investments
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$10,311	$9,651,101
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	19,248	18,660,191
7.50%, 06/01/29(a)(b)	16,079	13,741,229
7.75%, 04/15/28(a)(b)	15,334	13,647,436
7.88%, 04/01/30(a)(b)	13,105	13,361,766
9.00%, 09/15/28(a)(b)	11,075	11,632,349
CMG Media Corp., 8.88%, 12/15/27(a)	7,573	5,490,425
Lamar Media Corp.
3.63%, 01/15/31	9,312	8,310,960
3.75%, 02/15/28	10,372	9,859,268
4.00%, 02/15/30	9,144	8,453,436
4.88%, 01/15/29(b)	5,132	4,989,854
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	40,532	37,878,318
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	8,447	7,921,255
4.63%, 03/15/30(a)(b)	7,725	7,185,930
5.00%, 08/15/27(a)	8,735	8,602,793
7.38%, 02/15/31(a)(b)	7,575	7,999,162
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	18,636	17,721,332
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)(b)	7,787	7,674,500
		212,781,305
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	10,505	10,738,404
Bombardier Inc.
6.00%, 02/15/28(a)(b)	11,734	11,720,836
7.00%, 06/01/32(a)(b)	12,232	12,523,126
7.25%, 07/01/31(a)(b)	12,314	12,722,308
7.45%, 05/01/34(a)(b)	8,035	8,733,338
7.50%, 02/01/29(a)(b)	13,148	13,690,342
7.88%, 04/15/27(a)	9,770	9,789,260
8.75%, 11/15/30(a)(b)	12,305	13,332,664
Moog Inc., 4.25%, 12/15/27(a)	9,769	9,313,117
Spirit AeroSystems Inc.
3.85%, 06/15/26(b)	4,253	4,125,344
4.60%, 06/15/28	10,504	10,021,728
9.38%, 11/30/29(a)	11,955	12,893,611
9.75%, 11/15/30(a)	20,023	22,226,992
TransDigm Inc.
4.63%, 01/15/29(b)	18,528	17,594,682
4.88%, 05/01/29(b)	11,607	11,085,985
5.50%, 11/15/27	38,359	38,023,435
6.00%, 01/15/33(a)	23,820	23,611,917
6.38%, 03/01/29(a)	42,335	42,971,698
6.63%, 03/01/32(a)	34,725	35,312,867
6.75%, 08/15/28(a)	32,660	33,360,916
6.88%, 12/15/30(a)	22,915	23,489,685
7.13%, 12/01/31(a)	15,875	16,427,020
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	16,311	16,993,175
		410,702,450
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	7,206	7,136,229
6.00%, 06/15/30(a)(b)	17,120	17,002,286
Turning Point Brands Inc., 5.63%, 02/15/26(a)(b)	2,066	2,057,965
Vector Group Ltd., 10.50%, 11/01/26(a)(b)	3,923	3,922,922
		30,119,402
Security	Par (000)	Value
Airlines — 1.2%
Air Canada, 3.88%, 08/15/26(a)	$20,340	$19,676,595
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	8,567	8,438,568
American Airlines Inc.
7.25%, 02/15/28(a)(b)	11,872	12,067,271
8.50%, 05/15/29(a)	15,785	16,588,962
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	24,334	24,261,283
5.75%, 04/20/29(a)(b)	46,655	46,199,031
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	31,219	32,441,817
United Airlines Inc.
4.38%, 04/15/26(a)	26,077	25,626,525
4.63%, 04/15/29(a)	31,660	30,301,916
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	15,567	13,325,274
7.88%, 05/01/27(a)	7,704	7,499,584
9.50%, 06/01/28(a)(b)	7,848	7,709,732
		244,136,558
Apparel — 0.5%
Crocs Inc.
4.13%, 08/15/31(a)(b)	6,002	5,257,584
4.25%, 03/15/29(a)(b)	6,489	5,951,729
Hanesbrands Inc.
4.88%, 05/15/26(a)	13,914	13,745,417
9.00%, 02/15/31(a)(b)	10,458	11,205,297
Kontoor Brands Inc., 4.13%, 11/15/29(a)(b)	7,204	6,714,419
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	9,222	8,145,830
S&S Holdings LLC, 8.38%, 10/01/31(a)	9,230	9,253,047
Under Armour Inc., 3.25%, 06/15/26(b)	8,835	8,497,599
VF Corp.
2.80%, 04/23/27(b)	7,890	7,450,448
2.95%, 04/23/30(b)	11,940	10,310,735
6.00%, 10/15/33(b)	4,475	4,479,553
6.45%, 11/01/37(b)	4,230	4,314,451
William Carter Co. (The), 5.63%, 03/15/27(a)	7,399	7,355,583
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	9,107	7,787,319
		110,469,011
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	17,157	15,226,275
4.75%, 10/01/27(a)(b)	6,607	6,443,450
5.88%, 06/01/29(a)(b)	8,320	8,291,509
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	15,893	15,439,704
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	7,156	6,918,395
5.50%, 07/15/29(a)(b)	6,478	6,321,871
5.88%, 01/15/28(a)(b)	9,620	9,512,513
7.75%, 10/15/25(a)	5,486	5,482,467
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)(b)	10,378	10,888,535
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	10,660	10,340,200
PM General Purchaser LLC, 9.50%, 10/01/28(a)	7,664	7,786,394
Wabash National Corp., 4.50%, 10/15/28(a)	7,108	6,469,529
		109,120,842
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	12,340	12,161,235
19
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
7.00%, 04/15/28(a)(b)	$7,615	$7,741,522
8.25%, 04/15/31(a)(b)	7,682	7,957,976
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	9,645	8,726,374
6.50%, 04/01/27(b)	6,108	6,089,281
6.88%, 07/01/28(b)	6,715	6,646,002
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)(b)	8,080	8,096,206
6.75%, 05/15/28(a)	13,551	13,871,183
8.50%, 05/15/27(a)(b)	14,638	14,716,211
Cooper-Standard Automotive Inc.
10.63%, 05/15/27, (10.63% PIK)(a)(b)(c)	6,190	5,101,105
13.50%, 03/31/27, (9% Cash and 4.5% PIK)(a)(b)(c)	5,887	6,241,592
Dana Inc.
4.25%, 09/01/30(b)	6,277	5,488,663
4.50%, 02/15/32(b)	5,600	4,790,120
5.38%, 11/15/27(b)	6,923	6,771,371
5.63%, 06/15/28(b)	6,786	6,586,349
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	10,512	8,797,076
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	13,158	13,133,546
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	11,596	11,188,614
5.00%, 05/31/26(b)	10,938	10,748,855
5.00%, 07/15/29(b)	13,647	12,355,952
5.25%, 04/30/31(b)	8,703	7,644,279
5.25%, 07/15/31(b)	9,695	8,522,465
5.63%, 04/30/33(b)	7,223	6,246,593
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(a)(c)	7,339	7,094,835
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(c)	5,606	5,606,651
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(b)(c)	6,404	6,424,469
Phinia Inc.
6.63%, 10/15/32(a)(b)	7,850	7,824,163
6.75%, 04/15/29(a)	9,640	9,840,578
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	9,796	8,555,565
Tenneco Inc., 8.00%, 11/17/28(a)(b)	29,937	27,721,728
Titan International Inc., 7.00%, 04/30/28(b)	7,028	6,815,497
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	12,481	12,302,944
6.88%, 04/14/28(a)(b)	9,488	9,570,005
6.88%, 04/23/32(a)(b)	11,258	10,997,982
7.13%, 04/14/30(a)	9,400	9,453,862
		321,830,849
Banks — 0.9%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	14,223	15,791,607
Esc Gcb Finance Of, 7.88%, 11/15/25	3,389	—
Finance of America Funding LLC
7.88%, 11/30/27(a)	1,937	1,723,548
10.00%, 11/30/29(a)	1,451	1,223,756
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	9,190	9,081,644
7.63%, 05/01/26(a)	6,628	6,651,867
12.00%, 10/01/28(a)	11,627	12,562,424
12.25%, 10/01/30(a)	8,360	9,207,779
Security	Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	$12,555	$10,993,183
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	10,970	8,506,187
5.71%, 01/15/26(a)	18,918	18,942,121
Standard Chartered PLC, 7.01%, (3-mo. LIBOR US + 1.460%)(a)(b)(d)(e)	8,490	9,026,950
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(b)(d)	5,246	4,982,858
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	23,188	22,365,316
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(d)	16,418	16,359,041
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(d)	18,347	19,199,521
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(d)	4,130	3,515,104
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(b)(d)	9,260	8,554,481
		178,687,387
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	13,802	13,003,268
Triton Water Holdings Inc., 6.25%, 04/01/29(a)	13,098	12,938,286
		25,941,554
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	4,306	3,459,322
Building Materials — 2.0%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)(b)	8,095	5,109,962
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	9,857	10,371,427
Boise Cascade Co., 4.88%, 07/01/30(a)	6,428	6,098,066
Builders FirstSource Inc.
4.25%, 02/01/32(a)	19,717	17,638,592
5.00%, 03/01/30(a)(b)	9,635	9,204,904
6.38%, 06/15/32(a)(b)	10,913	10,974,648
6.38%, 03/01/34(a)(b)	15,097	15,218,652
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	12,829	12,888,169
Cornerstone Building Brands Inc.
6.13%, 01/15/29(a)(b)	4,811	4,299,939
9.50%, 08/15/29(a)(b)	7,935	8,168,749
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	8,262	7,561,464
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	11,215	11,287,258
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	42,779	43,507,227
6.75%, 07/15/31(a)(b)	7,385	7,549,626
Griffon Corp., 5.75%, 03/01/28(b)	17,018	16,711,815
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	2,970	2,872,011
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	7,461	7,217,881
JELD-WEN Inc., 7.00%, 09/01/32(a)(b)	5,545	5,495,348
Knife River Corp., 7.75%, 05/01/31(a)(b)	8,127	8,513,935
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	5,533	5,184,280
Masterbrand Inc., 7.00%, 07/15/32(a)	12,025	12,317,616
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	11,852	12,056,437
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	$8,848	$8,453,633
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)(b)	9,310	9,008,958
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)(b)	9,336	9,121,039
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	18,636	18,482,555
8.88%, 11/15/31(a)	17,676	18,566,703
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	16,900	14,670,718
4.38%, 07/15/30(a)	24,815	22,803,940
4.75%, 01/15/28(a)	15,645	15,089,225
5.00%, 02/15/27(a)	12,996	12,726,853
6.50%, 08/15/32(a)(b)	7,655	7,702,622
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)	9,778	9,693,841
6.50%, 03/15/27(a)(b)	4,029	4,028,355
7.25%, 01/15/31(a)(b)	13,184	13,697,715
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	7,869	7,749,061
		412,043,224
Chemicals — 2.5%
Ashland Inc.
3.38%, 09/01/31(a)(b)	7,757	6,709,208
6.88%, 05/15/43(b)	3,978	4,221,621
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(c)	9,065	5,348,531
11.18%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(c)	11,635	11,522,717
Avient Corp.
6.25%, 11/01/31(a)	10,385	10,415,376
7.13%, 08/01/30(a)(b)	11,687	12,018,724
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	5,615	5,867,928
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	12,962	11,921,689
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	5,857	5,739,955
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	8,870	9,122,352
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	10,068	8,741,126
5.38%, 05/15/27(b)	8,031	7,732,436
5.75%, 11/15/28(a)(b)	12,189	11,251,304
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	8,645	7,045,069
12.00%, 02/15/31(a)(b)	9,400	9,167,803
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	9,799	9,401,806
Element Solutions Inc., 3.88%, 09/01/28(a)(b)	14,175	13,654,938
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	6,314	5,999,420
HB Fuller Co.
4.00%, 02/15/27	4,292	4,173,685
4.25%, 10/15/28(b)	5,987	5,673,178
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	5,805	5,072,931
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)	4,698	4,758,961
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	7,085	7,152,470
Security	Par (000)	Value
Chemicals (continued)
7.50%, 04/15/29(a)(b)	$13,037	$13,450,260
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	3,415	3,617,589
Ingevity Corp., 3.88%, 11/01/28(a)(b)	9,794	9,012,504
Innophos Holdings Inc., 9.38%, 02/15/28(a)(b)	4,653	4,381,615
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(a)(b)	5,387	5,492,165
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	1,320	1,343,173
Methanex Corp.
5.13%, 10/15/27(b)	11,919	11,599,556
5.25%, 12/15/29	11,628	11,222,273
5.65%, 12/01/44	3,868	3,421,927
Minerals Technologies Inc., 5.00%, 07/01/28(a)	7,467	7,224,323
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	9,338	8,507,062
5.25%, 06/01/27(a)	16,239	15,938,473
8.50%, 11/15/28(a)	6,766	7,173,706
9.00%, 02/15/30(a)	10,816	11,519,808
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	5,814	5,387,631
OCI NV, 6.70%, 03/16/33(a)	9,245	9,221,316
Olin Corp.
5.00%, 02/01/30(b)	8,410	8,026,710
5.13%, 09/15/27(b)	7,431	7,328,943
5.63%, 08/01/29(b)	12,131	11,959,940
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	9,354	8,804,028
6.25%, 10/01/29(a)(b)	5,680	5,417,265
7.13%, 10/01/27(a)(b)	3,990	4,051,438
7.25%, 06/15/31(a)	10,400	10,670,504
9.75%, 11/15/28(a)	18,735	19,876,131
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	7,900	8,422,941
Rayonier AM Products Inc., 7.63%, 01/15/26(a)(b)	5,497	5,498,850
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	16,719	16,009,050
6.63%, 05/01/29(a)(b)	10,927	10,608,275
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	12,449	12,296,761
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	11,226	10,637,925
SNF Group SACA
3.13%, 03/15/27(a)	5,242	4,986,676
3.38%, 03/15/30(a)	6,155	5,517,515
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29(a)(b)	3,241	1,738,672
Tronox Inc., 4.63%, 03/15/29(a)(b)	18,093	16,415,549
Vibrantz Technologies Inc., 9.00%, 02/15/30(a)(b)	11,963	11,207,417
WR Grace Holdings LLC
4.88%, 06/15/27(a)	12,060	11,833,717
5.63%, 08/15/29(a)	18,201	16,811,676
7.38%, 03/01/31(a)(b)	5,469	5,652,419
		524,999,011
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	7,850	8,287,433
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	4,283	4,381,681
SunCoke Energy Inc., 4.88%, 06/30/29(a)	8,251	7,450,398
		20,119,512
21
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 5.1%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	$15,766	$14,741,866
4.88%, 07/15/32(a)(b)	12,098	11,274,431
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	6,574	6,435,297
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	8,270	8,276,525
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	5,110	5,235,890
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	36,081	36,718,660
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	15,322	14,019,650
9.75%, 07/15/27(a)(b)	15,470	15,507,267
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	30,480	28,570,818
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	8,010	7,113,934
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	5,489	5,058,652
4.63%, 10/01/27(a)(b)	8,857	8,533,767
APi Group DE Inc.
4.13%, 07/15/29(a)(b)	5,251	4,843,171
4.75%, 10/15/29(a)(b)	4,335	4,113,901
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	7,613	7,153,737
5.38%, 03/01/29(a)(b)	9,145	8,511,504
5.75%, 07/15/27(a)(b)	5,862	5,754,214
5.75%, 07/15/27(a)(b)	5,351	5,219,615
8.00%, 02/15/31(a)(b)	7,615	7,785,005
8.25%, 01/15/30(a)(b)	10,780	11,013,074
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	13,787	13,814,712
Block Inc.
2.75%, 06/01/26(b)	13,164	12,674,616
3.50%, 06/01/31(b)	16,596	14,711,576
6.50%, 05/15/32(a)(b)	30,224	30,760,929
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35,080	36,982,026
Brink's Co. (The)
4.63%, 10/15/27(a)	9,194	8,950,499
6.50%, 06/15/29(a)(b)	7,490	7,640,160
6.75%, 06/15/32(a)	6,915	7,042,257
Carriage Services Inc., 4.25%, 05/15/29(a)	7,347	6,713,934
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	8,554	8,635,562
Cimpress PLC, 7.38%, 09/15/32(a)(b)	8,920	8,781,687
CoreCivic Inc., 8.25%, 04/15/29	9,305	9,771,646
CPI CG Inc., 10.00%, 07/15/29(a)	5,000	5,237,508
Dcli Bidco LLC, 7.75%, 11/15/29(a)	7,185	7,306,440
Deluxe Corp., 8.00%, 06/01/29(a)	7,912	7,460,313
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	8,345	8,425,437
8.63%, 05/15/32(a)	9,050	9,336,098
9.00%, 05/15/28(a)(b)	16,304	16,858,911
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	9,146	8,905,271
6.00%, 06/01/29(a)	8,256	7,737,155
7.75%, 02/15/28(a)(b)	6,745	6,965,919
8.25%, 08/01/32(a)(b)	8,860	8,814,088
8.38%, 11/15/32(a)	15,430	15,428,726
9.50%, 11/01/27(a)	6,126	6,130,950
Security	Par (000)	Value
Commercial Services (continued)
GEO Group Inc. (The)
8.63%, 04/15/29(b)	$10,345	$10,820,932
10.25%, 04/15/31(b)	9,941	10,654,843
Graham Holdings Co., 5.75%, 06/01/26(a)(b)	3,908	3,905,491
Grand Canyon University, 5.13%, 10/01/28(b)	6,036	5,650,566
Herc Holdings Inc.
5.50%, 07/15/27(a)	16,301	16,193,568
6.63%, 06/15/29(a)	13,986	14,309,982
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	7,728	5,838,016
5.00%, 12/01/29(a)(b)	15,611	9,967,130
12.63%, 07/15/29(a)(b)	12,191	12,926,312
Korn Ferry, 4.63%, 12/15/27(a)	6,206	6,050,989
Matthews International Corp., 8.63%, 10/01/27(a)(b)	4,290	4,425,045
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	12,326	11,812,669
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)(b)	7,991	7,635,081
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	14,941	13,904,422
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	5,906	5,451,310
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	16,885	15,890,441
5.75%, 04/15/26(a)	18,229	18,233,375
6.25%, 01/15/28(a)(b)	20,440	20,418,280
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	9,556	9,236,376
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	19,625	19,572,684
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	24,195
9.50%, 08/01/29(a)(b)	16,664	16,781,481
10.88%, 08/01/29(a)(b)	7,525	7,419,024
Service Corp. International/U.S.
3.38%, 08/15/30	13,545	12,003,679
4.00%, 05/15/31(b)	12,678	11,433,729
4.63%, 12/15/27(b)	6,980	6,835,060
5.13%, 06/01/29(b)	9,505	9,325,794
5.75%, 10/15/32(b)	13,330	13,094,442
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	7,430	7,305,732
6.75%, 08/15/32(a)(b)	18,000	18,467,982
Signal Parent Inc., 6.13%, 04/01/29(a)(b)	4,923	3,205,236
Sotheby's, 7.38%, 10/15/27(a)(b)	12,321	11,991,054
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(a)(b)	4,979	4,365,122
TriNet Group Inc.
3.50%, 03/01/29(a)(b)	8,272	7,521,804
7.13%, 08/15/31(a)(b)	6,523	6,680,341
United Rentals North America Inc.
3.75%, 01/15/32(b)	12,338	10,940,455
3.88%, 11/15/27(b)	11,814	11,372,629
3.88%, 02/15/31(b)	17,400	15,785,165
4.00%, 07/15/30(b)	11,759	10,859,442
4.88%, 01/15/28(b)	25,353	24,821,228
5.25%, 01/15/30(b)	11,453	11,272,644
5.50%, 05/15/27(b)	6,180	6,168,139
6.13%, 03/15/34(a)	17,084	17,226,566
Upbound Group Inc., 6.38%, 02/15/29(a)	7,899	7,516,276
Valvoline Inc., 3.63%, 06/15/31(a)(b)	9,257	8,023,336
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	$5,487	$5,306,735
Vortex Opco LLC
8.00%, 04/30/30(a)(b)	832	312,257
10.84%, 04/30/30, (3-mo. CME Term SOFR + 6.250%)(a)(d)	665	657,890
VT Topco Inc., 8.50%, 08/15/30(a)	9,246	9,730,916
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	21,045	21,752,293
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	11,353	11,324,974
Williams Scotsman Inc.
4.63%, 08/15/28(a)	7,674	7,335,770
6.63%, 06/15/29(a)	8,045	8,167,075
7.38%, 10/01/31(a)(b)	7,703	7,980,154
WW International Inc., 4.50%, 04/15/29(a)(b)	5,636	1,409,000
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	9,561	8,622,199
		1,056,904,728
Computers — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	6,956	6,753,234
Amentum Holdings Inc., 7.25%, 08/01/32(a)	16,910	17,514,820
ASGN Inc., 4.63%, 05/15/28(a)	10,277	9,813,679
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	8,590	8,157,384
Crane NXT Co., 4.20%, 03/15/48	4,700	3,249,219
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	12,450	11,321,223
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	13,035	13,550,951
Insight Enterprises Inc., 6.63%, 05/15/32(a)	9,156	9,360,325
KBR Inc., 4.75%, 09/30/28(a)(b)	3,839	3,671,044
McAfee Corp., 7.38%, 02/15/30(a)(b)	31,859	30,715,039
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	21,307	23,450,607
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	9,542	9,179,097
5.13%, 04/15/29(a)(b)	5,413	5,173,138
Science Applications International Corp., 4.88%, 04/01/28(a)	7,985	7,816,207
Seagate HDD Cayman
4.09%, 06/01/29	7,513	7,083,625
4.13%, 01/15/31	3,897	3,504,491
4.88%, 06/01/27(b)	7,994	7,884,771
5.75%, 12/01/34(b)	7,624	7,515,345
8.25%, 12/15/29(b)	7,548	8,121,271
8.50%, 07/15/31	8,175	8,812,928
9.63%, 12/01/32	12,127	13,820,647
Unisys Corp., 6.88%, 11/01/27(a)(b)	8,535	8,343,359
Virtusa Corp., 7.13%, 12/15/28(a)(b)	5,351	5,188,855
Western Digital Corp., 4.75%, 02/15/26	33,275	32,883,779
		262,885,038
Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26(a)(b)	5,686	5,656,396
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	8,515	8,214,479
6.63%, 07/15/30(a)(b)	12,605	12,852,083
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	8,547	7,979,460
5.50%, 06/01/28(a)(b)	12,977	12,785,726
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	2,675	609,900
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	$4,340	$3,478,541
5.15%, 06/15/30(b)	11,713	11,089,202
6.13%, 09/30/32(b)	11,952	11,802,600
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	10,793	9,620,731
5.13%, 01/15/28(a)	7,181	7,031,474
		91,120,592
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	7,246	6,589,333
4.00%, 01/15/28(a)(b)	11,964	11,370,924
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)(b)	11,935	12,005,918
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(b)	9,138	9,012,116
Gates Corp./DE, 6.88%, 07/01/29(a)(b)	9,676	9,941,413
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	21,060	19,445,844
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	4,965	4,557,285
6.50%, 07/15/32(a)(b)	9,642	9,703,988
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)(b)	8,163	8,370,506
7.75%, 03/15/31(a)(b)	14,180	14,939,920
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	9,179	9,456,995
Verde Purchaser LLC, 10.50%, 11/30/30(a)(b)	11,722	12,511,711
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(f)(g)	2,840	397,600
9.00%, 11/15/26(a)(b)(f)(g)	4,347	1,782,270
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	13,782	14,504,351
		144,590,174
Diversified Financial Services — 4.6%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	9,189	8,997,210
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)(b)	7,130	7,366,138
Ally Financial Inc.
5.75%, 11/20/25(b)	10,193	10,232,986
6.70%, 02/14/33(b)	8,909	8,946,607
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	6,337	6,102,593
10.00%, 08/15/30(a)(b)	11,247	12,254,787
Armor Holdco Inc., 8.50%, 11/15/29(a)(b)	4,901	4,798,043
Azorra Finance Ltd., 7.75%, 04/15/30(a)	7,735	7,642,919
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	15,412	16,278,740
Brightsphere Investment Group Inc., 4.80%, 07/27/26	5,085	4,975,152
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	7,286	7,268,225
6.88%, 04/15/30(a)	5,281	5,305,076
9.25%, 07/01/31(a)	11,010	11,792,238
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(a)(b)	6,420	6,457,431
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)(b)	6,040	4,995,069
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	16,631	14,782,405
3.63%, 10/01/31(a)(b)	10,800	9,006,558
23
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/26(b)	$4,147	$4,142,917
9.25%, 12/15/28(a)(b)	10,074	10,659,877
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	8,045	8,481,039
9.25%, 04/01/29(a)(b)	8,625	9,183,486
Enova International Inc.
9.13%, 08/01/29(a)	8,195	8,412,635
11.25%, 12/15/28(a)(b)	6,905	7,434,178
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	15,590	15,487,810
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	11,618	11,768,662
9.25%, 02/01/29(a)	17,985	18,418,798
GGAM Finance Ltd.
5.88%, 03/15/30(a)	6,424	6,335,670
6.88%, 04/15/29(a)(b)	5,401	5,503,981
8.00%, 02/15/27(a)	12,230	12,634,935
8.00%, 06/15/28(a)(b)	8,664	9,134,222
7.75%, 05/15/26(a)	5,490	5,586,443
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	17,560	18,145,386
goeasy Ltd.
4.38%, 05/01/26(a)(b)	4,037	4,016,811
7.63%, 07/01/29(a)	10,807	11,098,973
9.25%, 12/01/28(a)	8,384	8,940,002
Series 144*, 6.88%, 05/15/30(a)	4,295	4,363,201
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)(b)	6,354	3,940,727
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	4,508	4,438,106
9.13%, 01/31/30(a)(b)	6,316	6,659,079
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	7,922	7,495,509
6.13%, 11/01/32(a)(b)	17,050	17,061,036
7.13%, 04/30/31(a)	21,580	22,368,425
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	16,019	14,776,536
6.63%, 10/15/31(a)	7,450	7,418,901
Jefferson Capital Holdings LLC
6.00%, 08/15/26(a)	3,907	3,893,480
9.50%, 02/15/29(a)	7,589	8,072,090
LD Holdings Group LLC
6.13%, 04/01/28(a)(b)	8,420	7,294,229
8.75%, 11/01/27(a)	5,316	5,091,718
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	4,300	4,053,456
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	6,523	5,757,967
6.50%, 05/01/28(a)(b)	15,884	15,013,368
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	4,877	4,827,738
5.13%, 12/15/30(a)(b)	10,187	9,536,818
5.50%, 08/15/28(a)	12,895	12,582,706
5.75%, 11/15/31(a)(b)	8,720	8,340,343
6.00%, 01/15/27(a)	10,029	9,992,685
6.50%, 08/01/29(a)	11,905	11,904,525
7.13%, 02/01/32(a)(b)	15,995	16,353,320
Navient Corp.
4.88%, 03/15/28	7,449	7,097,665
5.00%, 03/15/27(b)	10,821	10,638,018
5.50%, 03/15/29(b)	11,294	10,758,861
Security	Par (000)	Value
Diversified Financial Services (continued)
5.63%, 08/01/33(b)	$9,015	$7,779,250
6.75%, 06/15/26	8,381	8,541,102
9.38%, 07/25/30	7,810	8,503,013
11.50%, 03/15/31	7,910	8,878,216
OneMain Finance Corp.
3.50%, 01/15/27	12,061	11,510,761
3.88%, 09/15/28	10,207	9,407,818
4.00%, 09/15/30(b)	13,529	11,909,481
5.38%, 11/15/29(b)	11,559	11,077,851
6.63%, 01/15/28(b)	11,885	12,071,559
6.63%, 05/15/29	3,545	3,545,000
7.13%, 03/15/26	21,000	21,514,225
7.13%, 11/15/31	11,950	12,086,672
7.50%, 05/15/31	11,720	11,985,446
7.88%, 03/15/30(b)	11,090	11,545,211
9.00%, 01/15/29(b)	14,610	15,479,251
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	3,457	3,567,662
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	6,974	6,869,842
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)(b)	9,588	8,943,459
5.75%, 09/15/31(a)	7,649	7,302,306
7.13%, 11/15/30(a)	9,845	9,991,763
7.88%, 12/15/29(a)	11,080	11,600,516
PHH Escrow Issuer LLC, 9.88%, 11/01/29(a)	7,475	7,325,500
PHH Mortgage Corp., 7.88%, 03/15/26(a)(b)	3,685	3,758,627
PRA Group Inc.
5.00%, 10/01/29(a)(b)	5,706	5,163,259
8.38%, 02/01/28(a)(b)	7,496	7,707,814
8.88%, 01/31/30(a)(b)	6,455	6,697,108
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)	7,020	7,178,554
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	18,396	17,505,731
3.63%, 03/01/29(a)	12,126	11,169,073
3.88%, 03/01/31(a)	18,695	16,650,870
4.00%, 10/15/33(a)(b)	12,833	11,067,916
SLM Corp., 3.13%, 11/02/26	8,266	7,838,541
StoneX Group Inc., 7.88%, 03/01/31(a)	9,727	10,232,718
Synchrony Financial, 7.25%, 02/02/33(b)	12,134	12,423,826
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	7,592	7,553,613
5.50%, 04/15/29(a)(b)	12,519	11,939,374
5.75%, 06/15/27(a)	8,606	8,456,120
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)(b)	8,835	9,071,981
		938,169,538
Electric — 3.0%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	15,077	15,625,218
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(b)(d)	11,905	11,148,184
Alpha Generation LLC, 6.75%, 10/15/32(a)	16,175	16,402,229
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	4,320	4,119,533
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	11,380	11,301,354
Calpine Corp.
3.75%, 03/01/31(a)(b)	14,303	12,889,194
4.50%, 02/15/28(a)(b)	19,273	18,562,857
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.63%, 02/01/29(a)	$9,687	$9,185,635
5.00%, 02/01/31(a)	13,890	13,108,524
5.13%, 03/15/28(a)	21,538	21,049,841
5.25%, 06/01/26(a)(b)	1,431	1,421,555
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	16,010	14,292,021
3.75%, 01/15/32(a)(b)	4,318	3,826,374
4.75%, 03/15/28(a)	14,646	14,206,599
DPL Inc., 4.35%, 04/15/29	6,438	6,045,765
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	6,590	6,892,804
8.13%, 06/15/53, (5-year CMT + 3.864%)(d)	7,060	7,406,992
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(b)(d)(e)	23,138	26,206,909
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)(d)	16,846	16,866,771
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(d)	7,875	8,154,145
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	6,019	5,631,818
Lightning Power LLC, 7.25%, 08/15/32(a)	24,090	25,061,814
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	8,932	8,610,743
4.50%, 09/15/27(a)(b)	8,836	8,482,600
7.25%, 01/15/29(a)(b)	12,130	12,477,003
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	8,247	7,519,934
3.63%, 02/15/31(a)(b)	18,001	15,937,133
3.88%, 02/15/32(a)(b)	7,070	6,278,641
5.25%, 06/15/29(a)(b)	12,100	11,824,136
5.75%, 01/15/28(b)	10,405	10,410,639
5.75%, 07/15/29(a)	14,004	13,818,699
6.00%, 02/01/33(a)	13,665	13,589,365
6.25%, 11/01/34(a)	13,805	13,790,464
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	11,099	10,580,470
PG&E Corp.
5.00%, 07/01/28	15,664	15,277,853
5.25%, 07/01/30(b)	15,780	15,378,323
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(d)	16,080	16,609,321
Pike Corp.
5.50%, 09/01/28(a)	11,455	11,224,072
8.63%, 01/31/31(a)	6,320	6,714,848
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	20,448	22,057,871
Terraform Global Operating LP, 6.13%, 03/01/26(a)(b)	3,806	3,796,939
TransAlta Corp.
6.50%, 03/15/40	3,648	3,751,589
7.75%, 11/15/29	7,403	7,817,516
Vistra Operations Co. LLC
4.38%, 05/01/29(a)(b)	19,788	18,836,144
5.00%, 07/31/27(a)	20,073	19,808,930
5.50%, 09/01/26(a)(b)	12,535	12,497,176
5.63%, 02/15/27(a)	16,531	16,488,347
6.88%, 04/15/32(a)	15,545	16,074,374
7.75%, 10/15/31(a)(b)	22,585	23,858,190
		612,917,456
Security	Par (000)	Value
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	$12,323	$11,525,628
4.75%, 06/15/28(a)(b)	9,100	8,735,688
6.50%, 12/31/27(a)(b)	3,521	3,561,143
EnerSys
4.38%, 12/15/27(a)(b)	4,789	4,607,205
6.63%, 01/15/32(a)(b)	4,765	4,893,769
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	14,795	15,096,626
6.63%, 03/15/32(a)(b)	13,564	13,899,643
7.25%, 06/15/28(a)	12,321	12,610,925
		74,930,627
Electronics — 0.5%
Atkore Inc., 4.25%, 06/01/31(a)(b)	7,675	6,917,936
Coherent Corp., 5.00%, 12/15/29(a)(b)	16,657	15,979,087
Imola Merger Corp., 4.75%, 05/15/29(a)	31,639	30,585,997
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	16,198	15,146,756
5.88%, 09/01/30(a)	7,842	7,760,610
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	11,375	10,152,256
4.38%, 02/15/30(a)	6,556	6,104,286
6.63%, 07/15/32(a)	8,380	8,490,076
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	8,065	7,540,054
		108,677,058
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26(a)(b)	6,159	5,504,971
11.75%, 10/01/28(a)(b)	6,287	5,111,654
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	12,615	11,770,239
5.00%, 01/31/28(a)	11,773	11,502,408
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	6,062	6,038,948
		39,928,220
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27	16,654	16,564,881
Arcosa Inc.
4.38%, 04/15/29(a)(b)	6,238	5,886,610
6.88%, 08/15/32(a)	9,475	9,724,818
Artera Services LLC, 8.50%, 02/15/31(a)(b)	9,185	9,102,792
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 04/27/26(a)(b)	4,797	4,628,437
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	20,792	22,042,576
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(a)(b)	4,047	4,027,052
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	7,984	7,541,387
Fluor Corp., 4.25%, 09/15/28(b)	8,320	7,996,928
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)(b)	6,211	6,056,133
7.50%, 04/15/32(a)(b)	4,270	4,341,535
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(a)(b)	4,900	4,604,323
INNOVATE Corp., 8.50%, 02/01/26(a)(b)	4,365	3,551,679
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(a)(b)	4,600	4,708,339
TopBuild Corp.
3.63%, 03/15/29(a)	6,570	6,022,854
4.13%, 02/15/32(a)(b)	6,654	5,932,042
25
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Tutor Perini Corp., 11.88%, 04/30/29(a)	$6,286	$6,898,665
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)(b)	6,812	6,508,989
		136,140,040
Entertainment — 3.0%
Affinity Interactive, 6.88%, 12/15/27(a)	8,636	7,072,070
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28(a)(b)	4,578	1,991,430
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	14,813	12,779,288
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(c)	13,490	13,532,129
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	7,338	7,608,621
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	12,465	11,886,873
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	19,529	18,309,236
6.00%, 10/15/32(a)	16,400	15,997,014
6.50%, 02/15/32(a)	23,260	23,588,315
7.00%, 02/15/30(a)	30,540	31,305,096
8.13%, 07/01/27(a)(b)	5,441	5,547,747
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	1,832	1,826,093
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	7,281	7,013,610
5.38%, 04/15/27(b)	5,302	5,261,651
6.50%, 10/01/28(b)	4,294	4,330,435
Churchill Downs Inc.
4.75%, 01/15/28(a)	10,866	10,541,918
5.50%, 04/01/27(a)	10,231	10,170,036
5.75%, 04/01/30(a)(b)	18,610	18,320,739
6.75%, 05/01/31(a)(b)	9,567	9,739,866
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	13,334	13,083,058
7.00%, 08/01/32(a)(b)	8,345	8,554,001
Empire Resorts Inc., 7.75%, 11/01/26(a)(b)	5,115	4,872,037
Everi Holdings Inc., 5.00%, 07/15/29(a)(b)	3,445	3,418,143
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)	2,650	2,650,000
International Game Technology PLC
4.13%, 04/15/26(a)	7,489	7,381,334
5.25%, 01/15/29(a)(b)	13,043	12,814,725
6.25%, 01/15/27(a)(b)	13,815	13,951,976
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)(b)	8,004	7,877,983
Light & Wonder International Inc.
7.00%, 05/15/28(a)	8,217	8,251,881
7.25%, 11/15/29(a)	8,677	8,871,686
7.50%, 09/01/31(a)(b)	9,216	9,520,146
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	7,714	6,807,374
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	9,400	8,905,355
4.75%, 10/15/27(a)(b)	15,524	15,107,465
5.63%, 03/15/26(a)	2,649	2,637,967
6.50%, 05/15/27(a)	17,605	17,848,371
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	7,413	7,268,597
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)(b)	5,673	5,593,468
Security	Par (000)	Value
Entertainment (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	$12,824	$12,106,352
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)(b)	12,952	12,864,871
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	7,020	6,642,607
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	6,746	7,100,282
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(a)(b)	6,705	6,891,553
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	7,264	6,530,432
5.63%, 01/15/27(a)(b)	7,445	7,303,143
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)(b)	11,471	8,115,732
5.88%, 09/01/31(a)	11,643	7,511,910
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)(b)	6,101	6,050,054
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	16,085	14,171,557
4.63%, 04/06/31(a)(b)	5,485	4,652,808
8.45%, 07/27/30(a)(b)	5,547	5,720,305
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	13,430	13,092,986
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	12,928	12,416,082
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	9,266	9,210,799
7.25%, 05/15/31(a)(b)	13,217	13,548,311
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	13,749	14,008,375
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)(b)	6,312	6,169,397
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	10,898	11,161,721
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	11,740	11,397,437
6.25%, 03/15/33(a)(b)	13,130	13,068,477
7.13%, 02/15/31(a)(b)	15,450	16,253,168
		608,226,093
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(a)	8,756	8,622,784
5.13%, 07/15/29(a)	5,134	4,995,136
6.38%, 02/01/31(a)(b)	9,080	9,148,263
Enviri Corp., 5.75%, 07/31/27(a)(b)	8,180	7,884,048
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	11,517	10,797,967
4.00%, 08/01/28(a)(b)	11,506	10,881,893
4.38%, 08/15/29(a)(b)	8,695	8,147,418
4.75%, 06/15/29(a)(b)	11,323	10,840,772
5.13%, 12/15/26(a)	4,693	4,646,388
6.75%, 01/15/31(a)(b)	15,282	15,734,607
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	10,807	10,256,989
5.88%, 06/30/29(a)(b)	16,203	15,368,102
Reworld Holding Corp.
4.88%, 12/01/29(a)	12,820	11,973,752
5.00%, 09/01/30	6,332	5,818,991
Stericycle Inc., 3.88%, 01/15/29(a)	5,496	5,400,078
Waste Pro USA Inc., 5.50%, 02/15/26(a)(b)	4,620	4,607,635
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	$7,950	$8,114,350
		153,239,173
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)(b)	6,549	6,327,260
3.50%, 03/15/29(a)	18,760	17,332,694
4.63%, 01/15/27(a)	17,537	17,205,433
4.88%, 02/15/30(a)(b)	14,363	13,989,668
5.88%, 02/15/28(a)	9,501	9,516,192
6.50%, 02/15/28(a)(b)	10,122	10,357,964
7.50%, 03/15/26(a)	5,107	5,165,552
Aragvi Finance International DAC, 8.45%, 04/29/26(a)	1,100	1,093,180
B&G Foods Inc.
5.25%, 09/15/27(b)	9,004	8,736,750
8.00%, 09/15/28(a)(b)	13,257	13,772,684
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	6,537	5,410,842
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(b)(c)	4,382	4,520,676
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	7,345	7,052,509
7.63%, 07/01/29(a)(b)	8,620	8,986,517
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)(b)	9,136	9,580,996
9.63%, 09/15/32(a)(b)	6,208	6,488,924
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26(a)(b)	2,569	186,926
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	6,674	5,954,709
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	16,921	17,521,034
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	15,253	14,161,741
4.38%, 01/31/32(a)(b)	11,359	10,406,158
4.88%, 05/15/28(a)(b)	8,124	7,958,357
Performance Food Group Inc.
4.25%, 08/01/29(a)	15,863	14,847,344
5.50%, 10/15/27(a)	13,293	13,180,339
6.13%, 09/15/32(a)(b)	15,745	15,810,877
Pilgrim's Pride Corp.
3.50%, 03/01/32	13,268	11,605,865
4.25%, 04/15/31	14,469	13,450,231
6.25%, 07/01/33	14,931	15,499,319
6.88%, 05/15/34	7,400	8,040,352
Post Holdings Inc.
4.50%, 09/15/31(a)	15,745	14,333,762
4.63%, 04/15/30(a)(b)	21,569	20,158,103
5.50%, 12/15/29(a)(b)	19,680	19,194,410
5.63%, 01/15/28(a)(b)	5,441	5,485,434
6.25%, 02/15/32(a)	15,304	15,473,997
6.25%, 10/15/34(a)(b)	9,105	9,004,410
6.38%, 03/01/33(a)(b)	18,205	18,010,871
Safeway Inc., 7.25%, 02/01/31	3,526	3,592,539
Sigma Holdco BV, 7.88%, 05/15/26(a)(b)	2,477	2,453,141
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	14,791	13,701,329
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	9,552	8,704,405
Security	Par (000)	Value
Food (continued)
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	$9,162	$8,693,008
4.75%, 02/15/29(a)	14,724	14,184,140
5.75%, 04/15/33(a)	5,750	5,662,490
6.88%, 09/15/28(a)	7,175	7,375,254
7.25%, 01/15/32(a)(b)	8,696	9,035,274
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	9,341	9,014,071
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)	13,000	12,958,613
		491,196,344
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	18,459	18,125,708
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	7,674	7,555,084
10.50%, 05/15/29(a)	10,568	10,675,160
		36,355,952
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(b)	4,238	4,009,614
Domtar Corp., 6.75%, 10/01/28(a)(b)	10,325	9,440,808
Glatfelter Corp.
4.75%, 11/15/29(a)(b)	8,011	7,197,776
7.25%, 11/15/31(a)	5,730	5,681,295
Mercer International Inc.
5.13%, 02/01/29(b)	13,946	12,036,102
5.50%, 01/15/26(b)	2,917	2,917,000
12.88%, 10/01/28(a)	3,013	3,190,249
		44,472,844
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(d)	14,085	14,120,044
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	8,398	8,099,586
5.88%, 08/20/26(b)	11,446	11,215,362
9.38%, 06/01/28(a)	8,257	8,494,316
		41,929,308
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28(a)(b)	8,109	9,014,548
14.50%, 10/15/28, (5.75% PIK)(a)(b)(c)	2,837	2,897,687
		11,912,235
Health Care - Products — 1.2%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	14,377	13,260,061
4.63%, 07/15/28(a)(b)	25,103	24,272,625
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	22,675	23,789,930
Embecta Corp., 5.00%, 02/15/30(a)(b)	8,505	7,698,447
Hologic Inc.
3.25%, 02/15/29(a)(b)	15,229	13,985,941
4.63%, 02/01/28(a)	6,609	6,483,991
Medline Borrower LP
3.88%, 04/01/29(a)	69,940	65,426,786
5.25%, 10/01/29(a)	38,473	37,264,986
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	22,970	23,370,689
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	6,284	6,801,186
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	12,858	13,167,363
27
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Teleflex Inc.
4.25%, 06/01/28(a)(b)	$8,546	$8,192,985
4.63%, 11/15/27	7,495	7,367,510
		251,082,500
Health Care - Services — 4.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	7,905	7,423,319
5.50%, 07/01/28(a)	8,162	7,918,358
AHP Health Partners Inc., 5.75%, 07/15/29(a)	5,403	5,236,898
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	5,567	5,404,650
3.50%, 04/01/30(a)	6,543	6,332,875
5.00%, 07/15/27(a)(b)	6,569	6,527,759
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	8,647	7,926,818
4.00%, 03/15/31(a)	8,020	7,168,051
4.25%, 05/01/28(a)	7,887	7,498,046
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)	16,502	13,762,163
5.25%, 05/15/30(a)	24,047	20,986,598
5.63%, 03/15/27(a)	26,758	26,096,058
6.00%, 01/15/29(a)	9,727	9,160,268
6.13%, 04/01/30(a)	18,962	14,846,814
6.88%, 04/01/28(a)(b)	9,904	8,217,654
6.88%, 04/15/29(a)(b)	19,238	16,247,534
8.00%, 12/15/27(a)(b)	9,398	9,382,634
10.88%, 01/15/32(a)	34,534	37,010,577
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(a)(b)	11,819	12,128,386
DaVita Inc.
3.75%, 02/15/31(a)(b)	22,835	19,858,848
4.63%, 06/01/30(a)	42,980	39,568,192
6.88%, 09/01/32(a)	15,255	15,334,494
Encompass Health Corp.
4.50%, 02/01/28(b)	12,535	12,192,636
4.63%, 04/01/31	7,016	6,602,973
4.75%, 02/01/30(b)	12,682	12,197,688
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	9,535	9,376,310
Global Medical Response Inc., 10.00%, 10/31/28(a)(b)(c)	8,725	8,724,666
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	11,085	11,294,784
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	10,280	9,796,968
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)(b)	11,295	12,019,619
IQVIA Inc.
5.00%, 10/15/26(a)	11,781	11,654,821
5.00%, 05/15/27(a)	15,782	15,579,468
6.50%, 05/15/30(a)(b)	7,891	8,105,864
Kedrion SpA, 6.50%, 09/01/29(a)(b)	12,350	11,639,875
LifePoint Health Inc.
4.38%, 02/15/27(a)(b)	9,474	9,185,238
5.38%, 01/15/29(a)(b)	7,730	7,072,929
9.88%, 08/15/30(a)(b)	12,124	13,262,212
10.00%, 06/01/32(a)(b)	12,630	13,475,717
11.00%, 10/15/30(a)	16,702	18,617,803
ModivCare Inc., 5.00%, 10/01/29(a)(b)	8,089	5,507,487
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	10,542	9,545,661
3.88%, 05/15/32(a)(b)	11,883	10,534,356
4.38%, 06/15/28(a)	14,032	13,463,179
Security	Par (000)	Value
Health Care - Services (continued)
MPH Acquisition Holdings LLC
5.50%, 09/01/28(a)	$17,745	$12,055,690
5.75%, 11/01/28(a)(b)	12,182	5,603,720
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	6,650	6,355,898
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)	23,308	23,686,872
Quorum Health Corp., 11.63%, 04/15/23(h)	1,183	—
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	11,750	11,573,411
9.78%, 02/15/30, (9.78% PIK)(a)(b)(c)	11,115	10,448,515
Select Medical Corp., 6.25%, 08/15/26(a)(b)	11,723	11,747,536
Star Parent Inc., 9.00%, 10/01/30(a)(b)	15,025	15,626,034
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	14,069	14,446,106
Tenet Healthcare Corp.
4.25%, 06/01/29	22,089	20,896,714
4.38%, 01/15/30	24,696	23,153,460
4.63%, 06/15/28	9,521	9,203,651
5.13%, 11/01/27	21,448	21,266,777
6.13%, 10/01/28(b)	28,618	28,590,765
6.13%, 06/15/30(b)	32,159	32,309,569
6.25%, 02/01/27(b)	15,294	15,305,750
6.75%, 05/15/31(b)	21,370	21,846,508
6.88%, 11/15/31(b)	6,058	6,496,581
Toledo Hospital (The)
4.98%, 11/15/45	1,529	1,152,484
6.02%, 11/15/48	4,075	3,598,673
Series B, 5.33%, 11/15/28	4,865	4,739,921
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	13,354	13,620,761
		847,612,644
Holding Companies - Diversified — 0.6%
Benteler International AG, Class A, 10.50%, 05/15/28(a)	8,997	9,301,038
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	3,873	3,556,090
5.25%, 04/15/29(a)	16,685	16,041,820
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	12,040	10,043,722
5.25%, 05/15/27	23,359	21,761,513
6.25%, 05/15/26	16,958	16,667,766
9.00%, 06/15/30(b)	10,810	10,439,781
9.75%, 01/15/29(b)	10,599	10,591,024
Stena International SA
7.25%, 01/15/31(a)	11,875	12,327,865
7.63%, 02/15/31(a)	6,699	7,013,558
		117,744,177
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	6,744	7,055,762
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	5,733	5,358,440
4.63%, 04/01/30(a)	6,951	6,401,657
6.63%, 01/15/28(a)	5,222	5,220,833
Beazer Homes USA Inc.
5.88%, 10/15/27(b)	6,848	6,813,512
7.25%, 10/15/29(b)	5,194	5,279,758
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
7.50%, 03/15/31(a)(b)	$4,190	$4,307,433
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	8,255	7,677,356
5.00%, 06/15/29(a)(b)	4,291	4,056,567
6.25%, 09/15/27(a)(b)	9,753	9,681,635
Century Communities Inc.
3.88%, 08/15/29(a)	9,604	8,735,831
6.75%, 06/01/27(b)	4,771	4,796,487
Dream Finders Homes Inc., 8.25%, 08/15/28(a)	5,214	5,455,282
Empire Communities Corp., 9.75%, 05/01/29(a)	8,161	8,526,801
Forestar Group Inc.
3.85%, 05/15/26(a)(b)	5,516	5,375,999
5.00%, 03/01/28(a)(b)	5,128	4,907,168
Installed Building Products Inc., 5.75%, 02/01/28(a)(b)	4,832	4,796,767
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	1,235	1,362,205
KB Home
4.00%, 06/15/31(b)	6,207	5,611,202
4.80%, 11/15/29(b)	4,789	4,607,419
6.88%, 06/15/27(b)	4,806	4,964,093
7.25%, 07/15/30(b)	3,672	3,803,715
Landsea Homes Corp., 8.88%, 04/01/29(a)(b)	5,215	5,320,625
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	3,924	3,512,869
8.75%, 12/15/28(a)	6,644	6,999,401
M/I Homes Inc.
3.95%, 02/15/30(b)	4,596	4,199,459
4.95%, 02/01/28(b)	7,567	7,331,467
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	10,390	9,735,618
5.25%, 12/15/27(a)(b)	8,120	7,997,520
New Home Co. Inc. (The), 9.25%, 10/01/29(a)(b)	6,730	7,051,539
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28(b)	6,962	6,641,604
4.75%, 04/01/29(b)	4,604	4,366,510
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	4,601	4,886,791
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	8,857	8,566,011
5.75%, 01/15/28(a)	7,786	7,787,085
5.88%, 06/15/27(a)(b)	8,728	8,763,732
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	9,602	8,763,547
Tri Pointe Homes Inc.
5.25%, 06/01/27(b)	5,099	5,044,887
5.70%, 06/15/28(b)	7,119	7,073,786
Winnebago Industries Inc., 6.25%, 07/15/28(a)(b)	5,973	5,937,424
		244,775,797
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	13,228	11,506,562
4.00%, 04/15/29(a)(b)	13,654	12,581,196
		24,087,758
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(a)(b)	18,571	18,895,213
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	10,424	9,563,215
Security	Par (000)	Value
Household Products & Wares (continued)
Central Garden & Pet Co.
4.13%, 10/15/30(b)	$8,182	$7,411,075
4.13%, 04/30/31(a)(b)	6,829	6,127,441
5.13%, 02/01/28(b)	4,985	4,912,722
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	9,070	8,982,171
10.75%, 06/30/32(a)(b)	6,992	6,514,627
		43,511,251
Housewares — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	11,165	11,309,252
Newell Brands Inc.
5.70%, 04/01/26	24,586	24,640,900
6.38%, 09/15/27(b)	8,701	8,793,553
6.63%, 09/15/29(b)	9,222	9,350,503
6.88%, 04/01/36(b)	6,710	6,677,379
7.00%, 04/01/46	10,138	9,408,275
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,616	6,818,119
4.38%, 02/01/32(b)	7,019	6,350,784
4.50%, 10/15/29(b)	6,667	6,297,518
5.25%, 12/15/26(b)	2,531	2,529,008
SWF Holdings I Corp., 6.50%, 10/01/29(a)(b)	6,344	4,099,812
		96,275,103
Insurance — 2.6%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	10,421	9,799,419
6.00%, 08/01/29(a)(b)	7,596	7,188,304
7.50%, 11/06/30(a)	17,139	17,427,569
8.25%, 02/01/29(a)	14,530	14,766,519
8.50%, 06/15/29(a)	7,550	7,758,138
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)(b)	11,675	11,072,732
5.88%, 11/01/29(a)(b)	6,199	5,855,061
6.50%, 10/01/31(a)	15,610	15,457,064
6.75%, 10/15/27(a)(b)	21,063	20,984,014
6.75%, 04/15/28(a)	19,184	19,274,357
7.00%, 01/15/31(a)	22,602	22,754,179
7.38%, 10/01/32(a)(b)	10,780	10,686,436
AmWINS Group Inc.
4.88%, 06/30/29(a)	12,494	11,759,348
6.38%, 02/15/29(a)(b)	12,593	12,655,147
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	11,975	11,963,025
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	12,580	12,896,588
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	16,070	16,416,159
Assurant Inc., 7.00%, 03/27/48, (3-mo. LIBOR US + 4.135%)(b)(d)	6,264	6,369,860
AssuredPartners Inc.
5.63%, 01/15/29(a)	8,990	8,506,537
7.50%, 02/15/32(a)	8,171	8,228,646
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	10,753	10,967,092
BroadStreet Partners Inc., 5.88%, 04/15/29(a)(b)	12,078	11,502,637
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	3,431	3,346,421
29
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.80%, 01/24/30(a)(b)	$6,327	$6,239,107
Genworth Holdings Inc., 6.50%, 06/15/34	3,964	3,926,226
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	10,857	10,413,936
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	8,936	9,271,930
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	16,079	16,367,457
8.13%, 02/15/32(a)	8,118	8,212,891
HUB International Ltd.
5.63%, 12/01/29(a)(b)	8,679	8,404,408
7.25%, 06/15/30(a)	49,135	50,777,239
7.38%, 01/31/32(a)	28,937	29,518,663
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)(b)	12,240	12,945,832
10.50%, 12/15/30(a)(b)	6,728	7,247,635
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	7,637	7,206,674
4.30%, 02/01/61(a)(b)	12,010	7,886,718
7.80%, 03/07/87(a)(b)	6,822	7,572,874
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(b)	47,185	48,311,799
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	6,385	6,052,683
5.88%, 08/01/32(a)	9,290	9,258,970
USI Inc./New York, 7.50%, 01/15/32(a)	10,834	11,053,746
		538,304,040
Internet — 1.5%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	5,629	5,080,133
9.00%, 08/01/29(a)(b)	1,930	1,891,786
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	8,851	8,008,269
Arches Buyer Inc.
4.25%, 06/01/28(a)	15,459	14,175,818
6.13%, 12/01/28(a)	7,928	6,977,667
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	7,968	7,568,315
5.63%, 09/15/28(a)(b)	7,306	6,782,569
Cars.com Inc., 6.38%, 11/01/28(a)	7,765	7,741,010
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	4,935	4,962,582
Cogent Communications Group LLC
3.50%, 05/01/26(a)	7,328	7,122,809
7.00%, 06/15/27(a)	7,187	7,263,259
Gen Digital Inc.
6.75%, 09/30/27(a)(b)	15,523	15,789,608
7.13%, 09/30/30(a)(b)	8,731	9,035,808
Getty Images Inc., 9.75%, 03/01/27(a)(b)	5,356	5,338,845
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	14,807	13,665,253
5.25%, 12/01/27(a)	6,214	6,141,424
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	8,437	7,871,440
ION Trading Technologies SARL
5.75%, 05/15/28(a)	6,725	6,096,624
9.50%, 05/30/29(a)(b)	9,510	9,664,252
Security	Par (000)	Value
Internet (continued)
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	$8,387	$7,347,999
4.13%, 08/01/30(a)(b)	7,567	6,880,653
4.63%, 06/01/28(a)(b)	8,351	8,031,818
5.00%, 12/15/27(a)	6,176	6,030,010
5.63%, 02/15/29(a)(b)	5,947	5,867,659
Millennium Escrow Corp., 6.63%, 08/01/26(a)	11,346	7,298,208
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)(b)	7,706	5,176,417
11.75%, 10/15/28(a)(b)	7,935	7,825,754
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(e)	11,877	11,372,228
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(e)	14,765	13,288,500
9.75%, 04/15/29(a)	30,902	33,420,513
11.25%, 02/15/27(a)	28,610	31,113,375
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(c)	10,325	9,137,314
Wayfair LLC, 7.25%, 10/31/29(a)(b)	5,332	5,395,515
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	7,661	7,010,292
		316,373,726
Iron & Steel — 1.0%
Algoma Steel Inc., 9.13%, 04/15/29(a)	6,462	6,612,500
ATI Inc.
4.88%, 10/01/29(b)	5,802	5,495,691
5.13%, 10/01/31(b)	6,101	5,759,800
5.88%, 12/01/27(b)	5,432	5,388,051
7.25%, 08/15/30(b)	7,240	7,502,747
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	9,444	8,548,585
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	6,629	6,692,234
Carpenter Technology Corp.
6.38%, 07/15/28(b)	4,847	4,850,747
7.63%, 03/15/30(b)	4,655	4,810,375
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	5,385	5,045,175
4.88%, 03/01/31(a)(b)	5,070	4,678,416
5.88%, 06/01/27(b)	7,041	7,036,423
6.75%, 04/15/30(a)(b)	11,875	11,862,839
6.88%, 11/01/29(a)	11,237	11,280,578
7.00%, 03/15/32(a)(b)	22,580	22,605,525
7.38%, 05/01/33(a)(b)	8,585	8,648,528
Commercial Metals Co.
3.88%, 02/15/31(b)	4,788	4,298,340
4.13%, 01/15/30(b)	5,000	4,639,899
4.38%, 03/15/32(b)	4,669	4,295,295
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,700	2,656,494
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	10,087	10,343,159
8.13%, 05/01/27(a)	6,833	6,881,685
8.50%, 05/01/30(a)(b)	11,096	11,412,366
9.25%, 10/01/28(a)(b)	17,385	18,302,523
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	5,988	5,793,273
U.S. Steel Corp.
6.65%, 06/01/37(b)	3,337	3,386,735
6.88%, 03/01/29(b)	9,209	9,267,938
		208,095,921
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 2.4%
Acushnet Co., 7.38%, 10/15/28(a)(b)	$6,346	$6,617,495
Amer Sports Co., 6.75%, 02/16/31(a)(b)	14,148	14,372,840
Carnival Corp.
5.75%, 03/01/27(a)	43,319	43,448,740
6.00%, 05/01/29(a)(b)	31,528	31,579,568
7.63%, 03/01/26(a)	13,195	13,287,273
10.50%, 06/01/30(a)	11,079	11,953,344
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	20,765	22,291,497
Life Time Inc.
5.75%, 01/15/26(a)	9,264	9,258,906
6.00%, 11/15/31(a)	7,720	7,687,220
8.00%, 04/15/26(a)	4,962	4,986,356
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)(b)	5,310	5,527,986
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(b)	5,240	5,264,775
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	9,405	9,017,854
NCL Corp. Ltd.
5.88%, 03/15/26(a)	17,487	17,467,871
5.88%, 02/15/27(a)	16,716	16,698,667
6.25%, 03/01/30(a)(b)	5,735	5,672,497
7.75%, 02/15/29(a)(b)	9,760	10,353,232
8.13%, 01/15/29(a)(b)	12,742	13,508,763
8.38%, 02/01/28(a)	8,142	8,528,932
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	8,719	8,772,378
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28(b)	7,408	7,059,168
4.25%, 07/01/26(a)	10,316	10,119,420
5.38%, 07/15/27(a)	16,186	16,156,316
5.50%, 08/31/26(a)(b)	15,495	15,512,447
5.50%, 04/01/28(a)	24,275	24,273,325
5.63%, 09/30/31(a)	20,480	20,396,338
6.00%, 02/01/33(a)(b)	30,125	30,309,974
6.25%, 03/15/32(a)(b)	19,645	20,028,490
7.50%, 10/15/27(b)	3,926	4,161,061
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	14,219	13,725,030
11.25%, 12/15/27(a)(b)	9,100	9,375,018
Viking Cruises Ltd.
5.88%, 09/15/27(a)	13,277	13,191,123
7.00%, 02/15/29(a)(b)	9,090	9,161,084
9.13%, 07/15/31(a)	11,801	12,744,809
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	5,608	5,530,439
Vista Outdoor Inc., 4.50%, 03/15/29(a)	4,435	4,513,029
VOC Escrow Ltd., 5.00%, 02/15/28(a)	11,226	10,912,940
		493,466,205
Lodging — 1.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	13,543	13,288,248
4.75%, 06/15/31(a)(b)	15,184	14,171,069
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	7,750	7,735,948
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	10,085	10,236,023
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	23,889	20,968,515
3.75%, 05/01/29(a)(b)	12,521	11,649,830
4.00%, 05/01/31(a)	17,067	15,546,549
4.88%, 01/15/30(b)	15,141	14,670,811
5.75%, 05/01/28(a)(b)	4,634	4,644,649
5.88%, 04/01/29(a)	8,247	8,369,017
Security	Par (000)	Value
Lodging (continued)
5.88%, 03/15/33(a)(b)	$15,875	$15,908,210
6.13%, 04/01/32(a)(b)	7,220	7,292,106
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	8,164	7,295,580
5.00%, 06/01/29(a)(b)	14,141	13,234,165
6.63%, 01/15/32(a)	13,390	13,393,294
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	6,187	6,140,460
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	8,737	8,105,787
4.75%, 01/15/28(b)	6,391	6,107,695
MGM Resorts International
4.63%, 09/01/26(b)	5,939	5,885,514
4.75%, 10/15/28(b)	10,868	10,505,682
5.50%, 04/15/27(b)	10,729	10,706,104
6.13%, 09/15/29(b)	12,945	12,899,237
6.50%, 04/15/32(b)	11,069	11,070,063
Station Casinos LLC
4.50%, 02/15/28(a)(b)	10,785	10,293,418
4.63%, 12/01/31(a)	8,604	7,818,322
6.63%, 03/15/32(a)(b)	8,156	8,196,046
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,930	9,274,080
4.63%, 03/01/30(a)(b)	5,746	5,357,067
6.00%, 04/01/27	6,871	6,934,914
6.60%, 10/01/25	2,313	2,330,384
6.63%, 07/31/26(a)	10,662	10,752,094
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	9,298	8,849,567
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	15,484	15,368,232
		334,998,680
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(a)(b)	5,224	4,897,335
BWX Technologies Inc.
4.13%, 06/30/28(a)	6,821	6,509,419
4.13%, 04/15/29(a)	6,821	6,461,457
Chart Industries Inc.
7.50%, 01/01/30(a)	24,446	25,425,820
9.50%, 01/01/31(a)(b)	8,690	9,342,080
Esab Corp., 6.25%, 04/15/29(a)	12,438	12,657,015
GrafTech Finance Inc., 4.63%, 12/15/28(a)	5,243	3,709,923
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(a)	4,675	3,920,970
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	16,855	17,341,424
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	4,920	4,995,768
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)(b)	8,843	9,489,414
Mueller Water Products Inc., 4.00%, 06/15/29(a)	8,578	7,986,320
OT Merger Corp., 7.88%, 10/15/29(a)(b)	4,352	1,893,120
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	9,291	9,658,580
Terex Corp.
5.00%, 05/15/29(a)(b)	10,064	9,673,877
6.25%, 10/15/32(a)	11,350	11,297,341
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	6,459	6,488,143
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	25,976	25,550,695
31
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	$15,189	$14,454,704
		191,753,405
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30(a)	6,698	6,247,925
5.63%, 07/01/27(a)	5,981	5,939,576
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75% cash and 12.50% PIK)(a)(b)(c)	4,720	4,772,151
Calderys Financing LLC, 11.25%, 06/01/28(a)(b)	8,603	9,187,780
Enpro Inc., 5.75%, 10/15/26(b)	6,168	6,138,710
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	7,871	7,795,683
12.25%, 11/15/26(a)	12,217	12,152,006
Hillenbrand Inc.
3.75%, 03/01/31(b)	5,091	4,454,815
5.00%, 09/15/26	5,176	5,126,976
6.25%, 02/15/29(b)	7,950	7,979,996
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	7,974	7,714,251
Trinity Industries Inc., 7.75%, 07/15/28(a)	10,868	11,236,647
		88,746,516
Media — 7.4%
AMC Networks Inc.
4.25%, 02/15/29(b)	15,408	10,634,568
10.25%, 01/15/29(a)(b)	13,905	14,322,150
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/28(a)(b)	1,728	864,000
Block Communications Inc., 4.88%, 03/01/28(a)(b)	5,018	4,752,553
Cable One Inc., 4.00%, 11/15/30(a)(b)	10,654	8,396,846
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	45,724	39,678,693
4.25%, 01/15/34(a)(b)	31,264	24,977,095
4.50%, 08/15/30(a)(b)	42,563	38,014,671
4.50%, 05/01/32(b)	43,850	37,307,024
4.50%, 06/01/33(a)	26,525	22,058,034
4.75%, 03/01/30(a)	47,019	42,771,750
4.75%, 02/01/32(a)(b)	18,885	16,327,044
5.00%, 02/01/28(a)	38,595	37,354,517
5.13%, 05/01/27(a)(b)	51,755	50,676,560
5.38%, 06/01/29(a)(b)	23,086	22,036,753
5.50%, 05/01/26(a)	10,033	10,000,512
6.38%, 09/01/29(a)(b)	23,497	23,264,932
7.38%, 03/01/31(a)(b)	17,475	17,771,227
CSC Holdings LLC
3.38%, 02/15/31(a)	14,775	10,599,232
4.13%, 12/01/30(a)	16,783	12,388,064
4.50%, 11/15/31(a)	25,085	18,388,812
4.63%, 12/01/30(a)	35,600	17,902,606
5.00%, 11/15/31(a)	6,705	3,277,035
5.38%, 02/01/28(a)	15,005	12,842,035
5.50%, 04/15/27(a)	22,323	19,868,062
5.75%, 01/15/30(a)	34,830	18,346,895
6.50%, 02/01/29(a)	26,587	22,474,225
7.50%, 04/01/28(a)	15,853	10,411,452
11.25%, 05/15/28(a)	15,025	14,649,659
11.75%, 01/31/29(a)	31,686	30,910,954
Cumulus Media New Holdings Inc., 8.00%, 07/01/29(a)	2,980	1,214,045
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	12,423	12,261,487
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	$56,143	$54,055,985
DISH DBS Corp.
5.25%, 12/01/26(a)	42,545	39,378,057
5.75%, 12/01/28(a)	35,318	30,857,729
7.38%, 07/01/28	12,004	8,794,900
7.75%, 07/01/26	25,332	21,428,009
5.13%, 06/01/29	22,118	14,713,500
DISH Network Corp., 11.75%, 11/15/27(a)	45,566	47,963,663
GCI LLC, 4.75%, 10/15/28(a)	10,815	10,206,884
Gray Television Inc.
4.75%, 10/15/30(a)(b)	12,665	7,963,347
5.38%, 11/15/31(a)(b)	19,774	11,924,115
7.00%, 05/15/27(a)(b)	10,771	10,479,665
10.50%, 07/15/29(a)(b)	19,781	20,547,119
iHeartCommunications Inc.
4.75%, 01/15/28(a)	5,295	3,248,377
5.25%, 08/15/27(a)	8,073	5,429,986
6.38%, 05/01/26	8,875	7,509,275
8.38%, 05/01/27	8,060	4,178,693
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	12,400	10,418,084
6.75%, 10/15/27(a)(b)	18,281	17,135,140
Liberty Interactive LLC
8.25%, 02/01/30(b)	4,190	2,146,598
8.50%, 07/15/29(b)	2,777	1,475,462
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	13,485	13,215,899
7.38%, 09/01/31(a)	10,865	11,128,780
8.00%, 08/01/29(a)	9,392	9,453,779
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	11,145	11,343,793
News Corp.
3.88%, 05/15/29(a)	16,941	15,765,386
5.13%, 02/15/32(a)(b)	8,871	8,500,999
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	14,967	14,070,950
5.63%, 07/15/27(a)	26,713	26,251,023
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(b)(d)	10,134	9,096,455
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	15,528	14,375,944
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	9,054	7,867,039
6.50%, 09/15/28(a)	8,237	5,672,081
Scripps Escrow II Inc.
3.88%, 01/15/29(a)(b)	8,408	6,524,362
5.38%, 01/15/31(a)	5,180	3,111,804
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	7,160	6,292,924
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	11,474	8,791,953
5.13%, 02/15/27(a)(b)	4,219	3,740,903
5.50%, 03/01/30(a)(b)	7,549	5,194,316
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	15,639	15,001,639
3.88%, 09/01/31(a)(b)	23,696	20,362,769
4.00%, 07/15/28(a)	30,679	28,662,445
4.13%, 07/01/30(a)(b)	23,106	20,672,064
5.00%, 08/01/27(a)	22,096	21,653,268
5.50%, 07/01/29(a)(b)	19,359	18,780,071
Schedule of Investments
32

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	$19,256	$17,619,240
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	7,209	7,130,012
TEGNA Inc.
4.63%, 03/15/28(b)	16,962	15,927,644
4.75%, 03/15/26(a)	5,096	5,042,728
5.00%, 09/15/29(b)	18,333	17,114,858
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	5,584	5,563,054
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	16,217	14,396,926
6.63%, 06/01/27(a)	20,815	20,651,798
7.38%, 06/30/30(a)(b)	14,587	14,004,237
8.00%, 08/15/28(a)	22,132	22,491,579
8.50%, 07/31/31(a)	18,535	18,218,786
Urban One Inc., 7.38%, 02/01/28(a)(b)	9,178	6,806,992
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	13,833	11,891,599
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	14,103	12,351,280
5.50%, 05/15/29(a)	22,611	21,384,050
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	8,139	7,800,832
VZ Secured Financing BV, 5.00%, 01/15/32(a)	23,933	21,484,570
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(b)	8,482	7,677,115
6.00%, 01/15/27(a)(b)	8,809	8,788,573
Ziggo BV, 4.88%, 01/15/30(a)(b)	15,574	14,440,754
		1,532,915,353
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	5,719	5,615,376
6.38%, 06/15/30(a)(b)	9,052	9,124,570
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	5,888	5,744,445
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)	9,168	8,614,118
Vallourec SACA, 7.50%, 04/15/32(a)(b)	13,940	14,600,240
		43,698,749
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	8,535	8,026,131
5.50%, 12/15/27(a)(b)	9,635	9,563,610
6.13%, 05/15/28(a)	6,565	6,576,042
7.13%, 03/15/31(a)(b)	12,337	12,863,247
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	12,445	13,081,153
11.50%, 10/01/31(a)	8,094	9,006,510
Century Aluminum Co., 7.50%, 04/01/28(a)(b)	3,042	3,071,453
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	5,692	5,427,279
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	9,462	9,326,623
Constellium SE
3.75%, 04/15/29(a)	8,190	7,411,093
5.63%, 06/15/28(a)(b)	5,976	5,831,233
6.38%, 08/15/32(a)(b)	5,505	5,418,852
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	9,421	9,268,744
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	23,628	21,509,889
4.50%, 09/15/27(a)(b)	9,090	8,849,115
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	10,524	10,473,603
6.13%, 04/15/32(a)(b)	12,318	12,358,662
Security	Par (000)	Value
Mining (continued)
Hecla Mining Co., 7.25%, 02/15/28(b)	$8,523	$8,624,108
Hudbay Minerals Inc.
4.50%, 04/01/26(a)(b)	7,549	7,454,745
6.13%, 04/01/29(a)(b)	8,353	8,413,376
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	7,256	7,074,332
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(a)(b)	2,504	2,504,000
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	9,069	8,095,977
4.63%, 03/01/28(a)(b)	9,177	8,743,355
New Gold Inc., 7.50%, 07/15/27(a)(b)	4,295	4,363,793
Novelis Corp.
3.25%, 11/15/26(a)	12,176	11,714,757
3.88%, 08/15/31(a)(b)	11,765	10,332,257
4.75%, 01/30/30(a)	25,338	23,738,217
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	5,523	5,763,068
Taseko Mines Ltd., 8.25%, 05/01/30(a)	8,978	9,277,345
		274,162,569
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	6,836	6,763,185
7.25%, 03/15/29(a)(b)	6,198	6,079,777
Xerox Corp.
4.80%, 03/01/35(b)	3,662	2,172,924
6.75%, 12/15/39(b)	4,851	3,270,314
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	11,721	9,611,935
8.88%, 11/30/29(a)(b)	7,572	6,591,276
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	9,220	9,433,130
		43,922,541
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28(a)(b)	4,745	4,645,308
Steelcase Inc., 5.13%, 01/18/29(b)	7,150	6,889,434
		11,534,742
Oil & Gas — 5.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)(b)	15,325	15,431,249
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	10,927	10,610,839
7.63%, 02/01/29(a)	3,897	3,996,514
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	7,903	7,634,616
6.63%, 10/15/32(a)(b)	9,045	8,959,268
8.25%, 12/31/28(a)(b)	8,606	8,781,224
9.00%, 11/01/27(a)	1,969	2,336,935
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	9,369	9,095,637
8.50%, 04/30/30(a)	13,239	13,470,960
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	4,625	4,508,386
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	19,080	19,511,932
10.38%, 11/15/30(a)(b)	8,491	8,762,210
California Resources Corp.
7.13%, 02/01/26(a)(b)	1,659	1,664,408
8.25%, 06/15/29(a)	13,865	14,002,693
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(a)(b)	5,413	5,435,431
9.75%, 07/15/28(a)(b)	5,562	5,714,343
33
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Chord Energy Corp., 6.38%, 06/01/26(a)	$4,515	$4,524,676
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	5,933	5,933,552
7.00%, 06/15/25(a)	8,835	8,837,703
8.38%, 01/15/29(a)	11,593	12,059,236
Civitas Resources Inc.
5.00%, 10/15/26(a)	6,961	6,836,704
8.38%, 07/01/28(a)	20,578	21,266,746
8.63%, 11/01/30(a)	15,070	15,832,045
8.75%, 07/01/31(a)(b)	20,554	21,527,437
CNX Resources Corp.
6.00%, 01/15/29(a)	8,188	8,118,365
7.25%, 03/01/32(a)(b)	6,325	6,517,204
7.38%, 01/15/31(a)(b)	8,331	8,563,751
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	15,013	13,716,835
6.75%, 03/01/29(a)	25,740	24,645,841
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	15,937	15,458,407
7.63%, 04/01/32(a)	11,007	10,867,830
9.25%, 02/15/28(a)(b)	14,967	15,706,055
CVR Energy Inc.
5.75%, 02/15/28(a)	6,406	5,841,647
8.50%, 01/15/29(a)	9,767	9,471,151
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	9,527	9,837,371
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)(b)	10,654	10,712,565
8.75%, 05/01/31(a)(b)	8,383	8,605,099
Energean PLC, 6.50%, 04/30/27(a)(b)	5,935	5,897,609
EnQuest PLC, 11.63%, 11/01/27(a)(b)	5,668	5,730,144
Expand Energy Corp.
5.38%, 03/15/30	5,916	5,817,677
6.75%, 04/15/29(a)	5,478	5,537,823
Global Marine Inc., 7.00%, 06/01/28(b)	3,707	3,492,721
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	10,755	10,810,614
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	9,457	9,074,337
6.00%, 04/15/30(a)(b)	7,822	7,460,671
6.00%, 02/01/31(a)	9,585	9,062,201
6.25%, 11/01/28(a)(b)	9,781	9,543,151
6.25%, 04/15/32(a)	8,033	7,537,677
6.88%, 05/15/34(a)(b)	7,857	7,520,857
7.25%, 02/15/35(a)	14,295	14,022,757
8.38%, 11/01/33(a)	9,460	9,890,584
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	11,025	11,027,780
Karoon USA Finance Inc., 10.50%, 05/14/29(a)(b)	5,040	5,198,392
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	8,530	8,427,438
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)(b)	7,307	7,293,055
Matador Resources Co.
6.25%, 04/15/33(a)(b)	11,910	11,655,470
6.50%, 04/15/32(a)	14,287	14,149,358
6.88%, 04/15/28(a)(b)	9,215	9,381,570
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	10,579	10,371,545
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)(b)	11,966	11,724,242
Security	Par (000)	Value
Oil & Gas (continued)
Murphy Oil Corp.
5.88%, 12/01/42(b)	$4,926	$4,324,516
6.00%, 10/01/32(b)	9,210	8,864,703
Nabors Industries Inc.
7.38%, 05/15/27(a)(b)	11,140	11,148,255
8.88%, 08/15/31(a)(b)	8,980	8,489,906
9.13%, 01/31/30(a)(b)	10,301	10,637,874
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	5,907	5,619,433
Noble Finance II LLC, 8.00%, 04/15/30(a)	21,234	21,523,675
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	12,224	12,342,634
8.75%, 06/15/31(a)	8,650	8,949,316
Parkland Corp.
4.50%, 10/01/29(a)(b)	12,996	12,073,105
4.63%, 05/01/30(a)(b)	12,486	11,476,286
5.88%, 07/15/27(a)(b)	8,230	8,143,959
6.63%, 08/15/32(a)(b)	7,970	7,953,323
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	13,588	13,188,344
7.88%, 09/15/30(a)(b)	8,260	8,245,887
Permian Resources Operating LLC
5.38%, 01/15/26(a)	2,284	2,272,985
5.88%, 07/01/29(a)	10,802	10,648,672
6.25%, 02/01/33(a)(b)	16,345	16,227,229
7.00%, 01/15/32(a)(b)	15,590	15,903,250
8.00%, 04/15/27(a)	9,434	9,695,784
9.88%, 07/15/31(a)(b)	8,256	9,122,585
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	8,165	8,123,653
Range Resources Corp.
4.75%, 02/15/30(a)(b)	9,997	9,412,083
8.25%, 01/15/29	6,164	6,350,720
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	9,980	10,191,446
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	10,699	11,106,506
SM Energy Co.
6.50%, 07/15/28	7,416	7,395,068
6.63%, 01/15/27(b)	6,355	6,353,763
6.75%, 09/15/26(b)	4,822	4,832,117
6.75%, 08/01/29(a)	12,062	11,987,646
7.00%, 08/01/32(a)(b)	12,305	12,205,229
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	9,114	9,045,938
Sunoco LP
7.00%, 05/01/29(a)	11,835	12,208,737
7.25%, 05/01/32(a)(b)	11,796	12,279,943
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	12,604	11,983,814
4.50%, 04/30/30(b)	12,415	11,651,166
5.88%, 03/15/28	7,360	7,343,077
6.00%, 04/15/27	5,448	5,453,709
7.00%, 09/15/28(a)	9,010	9,260,307
Talos Production Inc.
9.00%, 02/01/29(a)	10,165	10,469,249
9.38%, 02/01/31(a)(b)	10,030	10,326,848
Teine Energy Ltd., 6.88%, 04/15/29(a)(b)	7,102	6,985,105
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	11,673	11,020,037
Transocean Aquila Ltd., 8.00%, 09/30/28(a)(b)	4,327	4,441,739
Transocean Inc.
6.80%, 03/15/38(b)	9,368	7,772,446
7.50%, 04/15/31(b)	6,696	6,246,923
8.00%, 02/01/27(a)(b)	9,752	9,723,817
Schedule of Investments
34

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.25%, 05/15/29(a)(b)	$14,240	$14,305,618
8.50%, 05/15/31(a)(b)	13,875	13,981,512
8.75%, 02/15/30(a)	14,890	15,427,838
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)(b)	4,557	4,554,472
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	8,036	8,268,224
Valaris Ltd., 8.38%, 04/30/30(a)(b)	16,263	16,500,439
Vermilion Energy Inc., 6.88%, 05/01/30(a)(b)	7,690	7,599,226
Viper Energy Inc.
5.38%, 11/01/27(a)	5,860	5,793,425
7.38%, 11/01/31(a)(b)	5,884	6,113,935
Vital Energy Inc.
7.75%, 07/31/29(a)(b)	4,949	4,856,304
7.88%, 04/15/32(a)(b)	16,103	15,475,262
9.75%, 10/15/30(b)	4,305	4,542,244
W&T Offshore Inc., 11.75%, 02/01/26(a)(b)	2,970	2,981,751
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	8,710	8,447,510
		1,165,295,105
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	14,402	14,428,673
6.63%, 09/01/32(a)	12,070	12,124,568
6.88%, 04/01/27(a)(b)	1,807	1,812,405
Bristow Group Inc., 6.88%, 03/01/28(a)	7,164	7,114,591
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	8,256	8,570,157
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)(b)	5,672	6,049,449
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	13,246	13,615,802
Oceaneering International Inc., 6.00%, 02/01/28(b)	3,937	3,868,230
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)(b)	4,650	4,674,770
Star Holding LLC, 8.75%, 08/01/31(a)(b)	5,960	5,668,020
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	8,350	8,389,763
7.13%, 03/15/29(a)(b)	17,021	17,335,769
Viridien, 8.75%, 04/01/27(a)(b)	7,913	7,647,404
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	26,315	27,201,824
Welltec International ApS, 8.25%, 10/15/26(a)(b)	2,447	2,495,517
		140,996,942
Packaging & Containers — 2.5%
ARD Finance SA, 6.50%, 06/30/27, (7.25% PIK)(a)(c)	7,980	1,685,775
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	10,192	9,183,564
4.00%, 09/01/29(a)(b)	16,685	14,635,696
6.00%, 06/15/27(a)	10,879	10,848,202
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	10,911	9,492,570
5.25%, 08/15/27(a)	16,363	9,817,800
Ball Corp.
2.88%, 08/15/30(b)	21,767	18,944,094
Security	Par (000)	Value
Packaging & Containers (continued)
3.13%, 09/15/31(b)	$14,413	$12,456,042
4.88%, 03/15/26(b)	300	298,368
6.00%, 06/15/29	15,079	15,315,017
6.88%, 03/15/28	8,280	8,511,078
Berry Global Inc.
4.50%, 02/15/26(a)(b)	3,372	3,326,759
5.63%, 07/15/27(a)(b)	5,228	5,219,199
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	8,420	8,283,513
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	5,246	4,872,648
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	8,140	8,178,331
6.88%, 01/15/30(a)(b)	7,320	7,426,616
8.75%, 04/15/30(a)(b)	17,899	18,176,435
Crown Americas LLC, 5.25%, 04/01/30	9,905	9,742,106
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	7,841	7,676,002
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	8,025	7,966,061
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	5,387	5,593,990
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)(b)	8,674	8,437,843
Graphic Packaging International LLC
3.50%, 03/15/28(a)	6,267	5,850,405
3.50%, 03/01/29(a)(b)	4,790	4,371,493
3.75%, 02/01/30(a)(b)	6,915	6,324,067
4.75%, 07/15/27(a)(b)	5,271	5,167,283
6.38%, 07/15/32(a)(b)	7,185	7,249,133
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)(b)	12,368	12,192,154
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	6,392	5,609,292
LABL Inc.
5.88%, 11/01/28(a)(b)	6,786	6,300,375
8.25%, 11/01/29(a)(b)	7,384	6,504,786
8.63%, 10/01/31(a)	14,370	13,850,036
9.50%, 11/01/28(a)(b)	3,815	3,909,173
10.50%, 07/15/27(a)(b)	11,572	11,456,346
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	41,745	42,892,988
9.25%, 04/15/27(a)	20,745	21,215,206
OI European Group BV, 4.75%, 02/15/30(a)(b)	7,878	7,137,084
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	7,083	7,047,966
7.25%, 05/15/31(a)(b)	11,202	11,017,447
7.38%, 06/01/32(a)(b)	4,978	4,870,498
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	16,206	15,477,393
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(b)	8,955	8,422,140
Sealed Air Corp.
4.00%, 12/01/27(a)	6,913	6,616,488
5.00%, 04/15/29(a)(b)	7,178	6,933,729
6.50%, 07/15/32(a)(b)	6,560	6,658,485
6.88%, 07/15/33(a)(b)	7,236	7,665,283
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	8,025	8,110,282
7.25%, 02/15/31(a)(b)	7,002	7,269,679
Silgan Holdings Inc., 4.13%, 02/01/28(b)	10,456	9,981,713
35
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	$11,023	$12,094,910
TriMas Corp., 4.13%, 04/15/29(a)(b)	6,763	6,311,012
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	17,575	17,420,630
8.50%, 08/15/27(a)(b)	11,545	11,510,509
		513,525,694
Pharmaceuticals — 1.9%
180 Medical Inc., 3.88%, 10/15/29(a)	9,792	9,107,220
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	8,055	7,325,527
5.13%, 03/01/30(a)(b)	10,088	9,241,683
6.13%, 08/01/28(a)(b)	6,074	5,983,434
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	10,045	8,061,113
9.25%, 04/01/26(a)	7,942	7,686,744
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	24,588	18,999,394
5.00%, 01/30/28(a)	5,301	3,392,640
5.00%, 02/15/29(a)(b)	6,825	3,924,375
5.25%, 01/30/30(a)	12,195	6,708,405
5.25%, 02/15/31(a)	6,985	3,771,900
5.50%, 11/01/25(a)	18,384	18,041,690
5.75%, 08/15/27(a)	7,706	6,359,993
6.13%, 02/01/27(a)	16,054	14,491,143
6.25%, 02/15/29(a)	12,670	7,856,382
7.25%, 05/30/29(a)	3,320	2,091,600
9.00%, 12/15/25(a)	7,674	7,524,664
11.00%, 09/30/28(a)	28,060	25,819,690
14.00%, 10/15/30(a)(b)	7,801	6,936,493
BellRing Brands Inc., 7.00%, 03/15/30(a)	14,765	15,365,847
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)(b)	9,258	8,929,444
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	13,372	13,694,439
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	17,067	18,248,414
Grifols SA, 4.75%, 10/15/28(a)(b)	10,672	9,834,086
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	9,385	6,432,491
12.25%, 04/15/29(a)	12,627	12,700,919
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	25,093	23,745,330
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)(b)	10,927	11,935,770
Option Care Health Inc., 4.38%, 10/31/29(a)(b)	9,556	8,796,162
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	32,754	31,034,798
5.13%, 04/30/31(a)(b)	30,747	28,041,476
6.75%, 05/15/34(a)(b)	7,322	7,335,897
7.88%, 05/15/34(a)(b)	7,707	7,955,505
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	8,114	7,301,514
6.63%, 04/01/30(a)(b)	8,242	7,866,679
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25(a)	1,469	1,476,345
12.00%, 12/02/24, 9.00% Cash and 3.50% PIK or 12.00% Cash(a)	4,830	4,861,115
		398,880,321
Security	Par (000)	Value
Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	$12,545	$12,218,297
5.75%, 03/01/27(a)(b)	9,296	9,278,627
5.75%, 01/15/28(a)	10,534	10,476,877
6.63%, 02/01/32(a)	9,819	9,928,069
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26(a)(b)	4,394	4,390,307
7.00%, 07/15/29(a)	8,607	8,829,594
7.25%, 07/15/32(a)	8,131	8,399,380
Buckeye Partners LP
3.95%, 12/01/26	11,006	10,581,230
4.13%, 12/01/27	5,943	5,681,529
4.50%, 03/01/28(a)	7,709	7,342,497
5.60%, 10/15/44(b)	4,083	3,463,936
5.85%, 11/15/43	5,809	5,021,205
6.88%, 07/01/29(a)	9,215	9,366,522
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	6,295	5,859,507
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	22,648	21,551,767
7.50%, 12/15/33(a)	940	994,538
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	7,035	6,969,185
8.63%, 03/15/29(a)	16,864	17,303,155
DT Midstream Inc.
4.13%, 06/15/29(a)	17,846	16,758,431
4.38%, 06/15/31(a)(b)	17,055	15,689,190
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,920	5,982,947
8.00%, 05/15/54, (5-year CMT + 4.020%)(d)	12,343	13,078,581
EQM Midstream Partners LP
4.13%, 12/01/26	6,129	5,996,547
4.50%, 01/15/29(a)	12,462	11,996,391
4.75%, 01/15/31(a)(b)	17,180	16,331,599
5.50%, 07/15/28	13,524	13,423,020
6.38%, 04/01/29(a)	9,232	9,375,696
6.50%, 07/01/27(a)	13,730	14,044,074
6.50%, 07/15/48	8,146	8,197,654
7.50%, 06/01/27(a)	9,685	9,902,467
7.50%, 06/01/30(a)	8,073	8,681,809
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)(b)	10,593	11,308,165
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	11,541	11,657,437
7.88%, 05/15/32(b)	10,645	10,637,597
8.00%, 01/15/27	15,255	15,525,975
8.25%, 01/15/29	8,848	9,036,507
8.88%, 04/15/30(b)	7,257	7,475,218
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	6,751	6,738,660
7.00%, 08/01/27(b)	3,612	3,623,230
8.25%, 01/15/32(a)(b)	7,335	7,485,118
Harvest Midstream I LP
7.50%, 09/01/28(a)	11,915	12,053,160
7.50%, 05/15/32(a)	7,247	7,420,022
Schedule of Investments
36

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/30(a)	$12,468	$11,641,980
5.13%, 06/15/28(a)	9,401	9,199,452
5.50%, 10/15/30(a)(b)	7,230	7,064,273
5.63%, 02/15/26(a)	6,881	6,864,454
6.50%, 06/01/29(a)	10,113	10,280,815
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	9,185	9,370,803
8.88%, 07/15/28(a)(b)	8,150	8,598,772
ITT Holdings LLC, 6.50%, 08/01/29(a)	19,609	18,120,538
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	16,042	15,918,502
6.63%, 12/15/28(a)	14,079	14,379,573
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	6,863	7,476,772
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	19,864	18,400,473
6.75%, 09/15/25(a)	8,020	8,004,658
8.75%, 03/15/29(a)(b)	10,775	8,994,968
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	14,570	14,664,077
8.38%, 02/15/32(a)	20,423	20,583,157
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	10,960	11,247,603
NuStar Logistics LP
5.63%, 04/28/27(b)	9,609	9,534,308
6.00%, 06/01/26	9,002	9,009,058
6.38%, 10/01/30(b)	8,190	8,282,432
Prairie Acquiror LP, 9.00%, 08/01/29(a)	7,057	7,154,648
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	5,981	5,531,319
4.95%, 07/15/29(a)	9,484	8,909,051
6.88%, 04/15/40(a)(b)	7,423	7,037,980
7.50%, 07/15/38(a)	4,018	4,078,636
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(d)	10,220	10,613,858
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	7,585	7,810,176
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	10,065	10,398,796
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	11,312	10,863,770
6.00%, 03/01/27(a)	8,252	8,189,345
6.00%, 12/31/30(a)(b)	11,843	11,114,832
6.00%, 09/01/31(a)(b)	7,635	7,082,284
7.38%, 02/15/29(a)	12,342	12,382,642
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26(b)	3,083	3,032,584
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	20,479	17,792,423
6.25%, 01/15/30(a)	15,087	15,421,283
3.88%, 08/15/29(a)	19,839	18,292,465
4.13%, 08/15/31(a)	19,910	18,146,695
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	23,290	23,433,759
8.13%, 06/01/28(a)	33,861	35,140,370
8.38%, 06/01/31(a)	35,025	36,379,942
Security	Par (000)	Value
Pipelines (continued)
9.50%, 02/01/29(a)	$46,294	$51,168,990
9.88%, 02/01/32(a)(b)	30,640	33,444,387
		1,001,132,620
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	10,269	8,998,303
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	7,035	5,365,160
5.75%, 01/15/29(a)(b)	9,082	7,481,193
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	12,211	11,466,359
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	11,470	11,532,041
8.88%, 09/01/31(a)(b)	7,090	7,638,830
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(b)(i)	6,731	6,892,528
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	7,029	7,364,881
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	9,954	9,166,708
4.38%, 02/01/31(a)	9,782	8,766,098
5.38%, 08/01/28(a)	11,206	10,894,254
Hunt Companies Inc., 5.25%, 04/15/29(a)	11,038	10,463,770
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	10,218	9,367,216
4.75%, 02/01/30(b)	9,107	8,146,054
5.00%, 03/01/31(b)	8,994	7,943,111
Newmark Group Inc., 7.50%, 01/12/29	8,865	9,385,608
		140,872,114
Real Estate Investment Trusts — 3.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)	8,496	7,368,114
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)(b)	4,801	4,489,552
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	7,407	6,931,088
4.55%, 10/01/29(b)	5,625	5,178,202
8.30%, 03/15/28(b)	5,818	6,112,583
8.88%, 04/12/29(b)	6,485	7,028,080
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	9,934	9,573,082
5.75%, 05/15/26(a)(b)	9,847	9,748,588
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)(b)	7,951	7,531,768
Diversified Healthcare Trust
0.00%, 01/15/26(a)(b)(j)	10,725	9,878,866
4.38%, 03/01/31	7,878	6,379,936
4.75%, 02/15/28(b)	9,388	8,303,696
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	7,212	6,614,125
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,542	4,777,579
3.95%, 11/01/27(b)	6,265	5,617,725
4.65%, 04/01/29(b)	7,810	6,247,746
5.95%, 02/15/28(b)	5,524	4,896,427
Iron Mountain Inc.
4.50%, 02/15/31(a)	17,021	15,804,581
4.88%, 09/15/27(a)	15,322	15,059,030
37
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.88%, 09/15/29(a)	$15,360	$14,792,513
5.00%, 07/15/28(a)(b)	7,316	7,129,329
5.25%, 03/15/28(a)	12,572	12,338,409
5.25%, 07/15/30(a)(b)	20,135	19,467,837
5.63%, 07/15/32(a)(b)	9,233	8,956,911
7.00%, 02/15/29(a)(b)	16,067	16,522,098
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	11,442	10,784,015
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	8,741	8,463,388
4.75%, 06/15/29(a)(b)	10,650	10,146,523
7.00%, 07/15/31(a)	8,506	8,822,022
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	20,337	14,401,630
4.63%, 08/01/29(b)	13,564	10,548,880
5.00%, 10/15/27(b)	21,232	18,738,079
5.25%, 08/01/26(b)	7,712	7,294,546
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)	7,951	7,323,031
Office Properties Income Trust, 9.00%, 09/30/29(a)	5,961	5,027,231
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	11,532	10,984,185
5.88%, 10/01/28(a)	11,376	11,257,576
7.00%, 02/01/30(a)	8,395	8,599,737
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	2,928	2,924,127
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	9,526	9,120,581
4.75%, 10/15/27(b)	10,398	10,178,206
6.50%, 04/01/32(a)	15,830	16,017,855
7.25%, 07/15/28(a)	5,619	5,828,117
Rithm Capital Corp., 8.00%, 04/01/29(a)	13,193	13,164,540
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	8,319	8,057,245
4.00%, 09/15/29(a)(b)	8,758	7,893,380
SBA Communications Corp.
3.13%, 02/01/29(b)	24,951	22,706,455
3.88%, 02/15/27(b)	23,522	22,765,589
Service Properties Trust
3.95%, 01/15/28(b)	6,218	5,336,185
4.38%, 02/15/30(b)	6,405	4,847,603
4.75%, 10/01/26	6,558	6,197,484
4.95%, 02/15/27	5,803	5,405,046
4.95%, 10/01/29(b)	6,961	5,563,568
5.25%, 02/15/26	3,725	3,612,878
5.50%, 12/15/27	7,299	6,911,757
8.38%, 06/15/29(b)	10,881	10,633,593
8.63%, 11/15/31(a)(b)	15,465	16,343,768
8.88%, 06/15/32(b)	7,925	7,368,950
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	6,700	6,421,867
4.38%, 01/15/27(a)(b)	7,218	6,957,170
6.00%, 04/15/30(a)	5,000	4,901,109
7.25%, 04/01/29(a)(b)	10,929	11,183,558
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	11,509	9,641,821
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	$8,566	$7,874,177
6.50%, 02/15/29(a)(b)	17,185	14,794,737
10.50%, 02/15/28(a)	40,499	43,138,296
10.50%, 02/15/28(a)(b)	4,210	4,484,363
Vornado Realty LP
2.15%, 06/01/26(b)	6,840	6,474,153
3.40%, 06/01/31(b)	5,426	4,618,596
XHR LP, 4.88%, 06/01/29(a)(b)	9,093	8,535,171
		679,040,653
Retail — 5.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	11,095	10,242,645
3.88%, 01/15/28(a)	24,068	22,940,266
4.00%, 10/15/30(a)	45,239	40,857,592
4.38%, 01/15/28(a)	11,881	11,426,726
5.63%, 09/15/29(a)	7,705	7,685,534
Academy Ltd., 6.00%, 11/15/27(a)	7,118	7,081,048
Advance Auto Parts Inc.
1.75%, 10/01/27	5,616	4,993,607
3.50%, 03/15/32(b)	5,925	4,875,971
3.90%, 04/15/30(b)	8,680	7,729,073
5.90%, 03/09/26(b)	2,150	2,167,445
5.95%, 03/09/28(b)	5,250	5,293,254
Arko Corp., 5.13%, 11/15/29(a)(b)	7,860	7,240,473
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	6,031	5,821,492
4.63%, 11/15/29(a)(b)	12,775	11,961,497
4.75%, 03/01/30	7,265	6,836,738
5.00%, 02/15/32(a)(b)	9,809	9,036,119
At Home Group Inc.
4.88%, 07/15/28(a)(b)	2,157	904,988
7.13%, 07/15/29(a)	3,727	1,180,543
Bath & Body Works Inc.
5.25%, 02/01/28(b)	7,561	7,455,958
6.63%, 10/01/30(a)(b)	13,058	13,074,897
6.69%, 01/15/27(b)	5,314	5,439,575
6.75%, 07/01/36(b)	8,604	8,650,367
6.88%, 11/01/35(b)	12,558	12,746,533
6.95%, 03/01/33(b)	4,551	4,512,521
7.50%, 06/15/29(b)	5,908	6,083,190
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(c)	5,197	5,063,317
Beacon Roofing Supply Inc.
4.13%, 05/15/29(a)(b)	5,464	5,080,187
4.50%, 11/15/26(a)(b)	5,033	4,932,749
6.50%, 08/01/30(a)(b)	9,493	9,649,369
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	5,285	4,900,722
BlueLinx Holdings Inc., 6.00%, 11/15/29(a)(b)	4,790	4,622,756
Brinker International Inc., 8.25%, 07/15/30(a)(b)	7,000	7,451,409
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	11,959	12,648,841
13.00%, 06/01/30, (13.00% PIK)(a)(c)	19,265	21,003,268
14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	31,007	36,968,010
CEC Entertainment LLC, 6.75%, 05/01/26(a)	8,949	8,896,405
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)(b)	11,497	12,019,102
Dave & Buster's Inc., 7.63%, 11/01/25(a)	3,879	3,879,000
eG Global Finance PLC, 12.00%, 11/30/28(a)	18,762	20,861,580
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)(b)	$8,245	$8,675,331
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)(b)	6,858	6,809,998
5.88%, 04/01/29(a)	13,568	12,663,658
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	15,920	14,862,414
6.75%, 01/15/30(a)(b)	20,055	18,239,639
FirstCash Inc.
4.63%, 09/01/28(a)	8,778	8,314,372
5.63%, 01/01/30(a)	8,759	8,503,476
6.88%, 03/01/32(a)	8,541	8,638,325
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	7,022	6,033,749
Foundation Building Materials Inc., 6.00%, 03/01/29(a)(b)	6,540	5,778,316
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	11,922	10,699,261
3.88%, 10/01/31(a)(b)	12,510	10,750,195
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	8,516	7,996,306
8.75%, 01/15/32(a)	8,450	7,680,358
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	12,594	11,823,816
6.38%, 01/15/30(a)	8,535	8,573,268
Guitar Center Inc., 8.50%, 01/15/26(a)	5,384	4,597,948
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	5,626	5,310,753
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	7,168	6,950,560
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	7,527	7,456,754
Kohl's Corp.
4.63%, 05/01/31(b)	8,160	6,767,201
5.55%, 07/17/45(b)	6,525	4,362,660
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	11,739	10,826,287
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	15,922	15,045,241
8.25%, 08/01/31(a)(b)	13,468	14,065,885
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	12,245	11,237,312
4.38%, 01/15/31(a)(b)	9,840	9,003,984
4.63%, 12/15/27(a)	5,976	5,798,632
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	4,324	2,982,689
4.50%, 12/15/34(b)	5,475	4,572,697
5.13%, 01/15/42(b)	3,547	2,728,988
5.88%, 04/01/29(a)(b)	3,824	3,736,527
5.88%, 03/15/30(a)(b)	7,669	7,417,079
6.13%, 03/15/32(a)(b)	7,336	7,009,230
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	4,340	4,766,498
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	13,595	9,782,799
7.88%, 05/01/29(a)(b)	17,525	9,242,131
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	8,027	7,132,876
4.75%, 09/15/29	8,457	8,082,548
5.63%, 05/01/27(b)	3,117	3,124,856
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(a)	16,148	16,417,951
Nordstrom Inc.
4.00%, 03/15/27(b)	5,520	5,312,795
4.25%, 08/01/31	6,591	5,798,952
Security	Par (000)	Value
Retail (continued)
4.38%, 04/01/30(b)	$7,742	$7,017,654
5.00%, 01/15/44(b)	14,381	10,820,423
6.95%, 03/15/28(b)	4,974	5,153,168
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	7,892	7,197,424
Park River Holdings Inc.
5.63%, 02/01/29(a)(b)	5,031	4,393,850
6.75%, 08/01/29(a)(b)	4,260	3,802,243
Patrick Industries Inc.
4.75%, 05/01/29(a)(b)	6,513	6,160,296
6.38%, 11/01/32(a)	6,740	6,665,593
7.50%, 10/15/27(a)	2,597	2,592,128
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	9,447	8,644,436
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)	19,141	18,196,156
7.75%, 02/15/29(a)	18,142	17,608,475
QVC Inc.
5.45%, 08/15/34(b)	6,084	3,996,518
5.95%, 03/15/43	4,306	2,631,426
6.88%, 04/15/29(a)(b)	9,779	8,423,981
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	7,155	7,690,752
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	10,879	11,014,563
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)(b)	3,317	3,320,795
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	10,891	10,000,919
4.88%, 11/15/31(a)(b)	8,417	7,568,146
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)	6,542	6,672,030
Staples Inc.
10.75%, 09/01/29(a)	37,160	35,933,096
12.75%, 01/15/30(a)(b)	12,982	10,316,743
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)	11,361	10,419,830
5.88%, 03/01/27(b)	6,992	6,982,431
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	10,752	9,920,623
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	9,964	8,780,984
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	8,135	8,492,371
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	45	44,005
Walgreen Co., 4.40%, 09/15/42	2,000	1,304,485
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	7,960	6,328,373
3.45%, 06/01/26(b)	19,275	18,541,411
4.10%, 04/15/50(b)	9,340	6,023,532
4.50%, 11/18/34(b)	4,385	3,408,265
4.65%, 06/01/46	4,085	2,665,670
4.80%, 11/18/44(b)	10,035	7,382,358
8.13%, 08/15/29(b)	12,230	12,155,661
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	11,872	11,911,071
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(a)(c)	2,160	2,161,760
Yum! Brands Inc.
3.63%, 03/15/31(b)	16,812	15,224,497
4.63%, 01/31/32(b)	17,449	16,358,851
39
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.75%, 01/15/30(a)(b)	$13,195	$12,767,726
5.35%, 11/01/43(b)	4,178	4,066,985
5.38%, 04/01/32(b)	16,172	15,740,416
6.88%, 11/15/37	4,681	5,201,097
		1,131,492,299
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27(a)	4,933	4,948,055
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	6,680	6,935,383
Entegris Inc.
3.63%, 05/01/29(a)(b)	5,844	5,347,465
4.38%, 04/15/28(a)(b)	5,870	5,612,105
4.75%, 04/15/29(a)	24,863	24,086,225
5.95%, 06/15/30(a)(b)	14,325	14,309,371
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	12,155	11,397,739
Synaptics Inc., 4.00%, 06/15/29(a)(b)	7,729	7,090,090
		79,726,433
Software — 2.7%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	5,291	5,289,712
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	37,006	34,999,076
Camelot Finance SA, 4.50%, 11/01/26(a)	11,896	11,685,931
Capstone Borrower Inc., 8.00%, 06/15/30(a)(b)	9,156	9,569,329
Castle U.S. Holding Crop., 9.50%, 02/15/28(a)	2,019	908,550
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	12,163	12,208,988
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	12,375	12,646,186
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	14,030	13,241,051
4.88%, 07/01/29(a)(b)	14,516	13,718,507
Cloud Software Group Inc.
6.50%, 03/31/29(a)	61,189	59,754,957
8.25%, 06/30/32(a)	28,460	29,252,544
9.00%, 09/30/29(a)	59,368	59,362,608
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(a)(b)	3,384	3,347,077
6.50%, 10/15/28(a)(b)	6,704	6,639,827
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	8,404	8,234,404
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	10,001	10,601,610
Elastic NV, 4.13%, 07/15/29(a)(b)	10,360	9,586,907
Fair Isaac Corp.
4.00%, 06/15/28(a)	15,510	14,729,115
5.25%, 05/15/26(a)	4,765	4,770,546
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)(b)	4,675	4,285,017
8.75%, 05/01/29(a)(b)	9,535	9,680,781
Open Text Corp.
3.88%, 02/15/28(a)(b)	15,780	14,842,480
3.88%, 12/01/29(a)(b)	13,532	12,345,341
Open Text Holdings Inc.
4.13%, 02/15/30(a)	14,679	13,475,974
4.13%, 12/01/31(a)(b)	10,161	9,125,638
PTC Inc., 4.00%, 02/15/28(a)	9,561	9,146,650
Rackspace Finance LLC, 3.50%, 05/15/28(a)(b)	1,801	1,060,810
RingCentral Inc., 8.50%, 08/15/30(a)(b)	7,594	8,031,559
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	17,292	15,650,078
Rocket Software Inc.
6.50%, 02/15/29(a)(b)	9,520	8,852,379
9.00%, 11/28/28(a)	12,434	12,952,572
Security	Par (000)	Value
Software (continued)
SS&C Technologies Inc.
5.50%, 09/30/27(a)	$20,004	$19,924,496
6.50%, 06/01/32(a)(b)	13,735	13,981,269
Twilio Inc.
3.63%, 03/15/29(b)	9,124	8,401,907
3.88%, 03/15/31(b)	8,978	8,098,647
UKG Inc., 6.88%, 02/01/31(a)	36,970	37,876,181
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	11,766	11,197,881
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	6,298	5,277,434
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	11,144	10,151,631
		554,905,650
Telecommunications — 4.9%
Altice Financing SA
5.00%, 01/15/28(a)(b)	18,524	15,664,743
5.75%, 08/15/29(a)(b)	31,962	26,212,856
9.63%, 07/15/27(a)	6,055	5,893,572
Altice France Holding SA
6.00%, 02/15/28(a)(b)	10,450	2,832,240
10.50%, 05/15/27(a)(b)	15,722	4,779,939
Altice France SA
5.13%, 01/15/29(a)	8,275	6,197,522
5.13%, 07/15/29(a)	39,769	29,745,353
5.50%, 01/15/28(a)	18,074	14,025,445
5.50%, 10/15/29(a)	32,453	24,298,820
8.13%, 02/01/27(a)	29,354	24,313,472
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	8,591	8,277,524
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	8,554	7,851,785
Ciena Corp., 4.00%, 01/31/30(a)(b)	7,538	6,955,861
CommScope LLC
4.75%, 09/01/29(a)	19,440	16,621,200
6.00%, 03/01/26(a)(b)	21,529	21,016,776
7.13%, 07/01/28(a)	9,953	8,656,910
8.25%, 03/01/27(a)(b)	13,565	12,845,103
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	11,761	10,402,108
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	31,210	29,644,762
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	6,768	6,259,852
6.50%, 10/01/28(a)	11,902	11,293,291
Embarq Corp., 8.00%, 06/01/36	12,146	5,200,796
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	22,082	21,707,821
5.88%, 10/15/27(a)	14,063	14,032,870
5.88%, 11/01/29(b)	13,104	12,803,423
6.00%, 01/15/30(a)	17,251	16,882,039
6.75%, 05/01/29(a)	17,147	17,056,714
8.63%, 03/15/31(a)	13,141	14,084,668
8.75%, 05/15/30(a)	16,837	17,824,069
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	4,337	4,502,326
GoTo Group Inc., 5.50%, 05/01/28(a)(b)	12,139	7,123,142
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	13,478	12,311,693
6.63%, 08/01/26(b)	9,556	8,266,959
Schedule of Investments
40

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Iliad Holding SASU
6.50%, 10/15/26(a)	$9,265	$9,339,000
7.00%, 10/15/28(a)	12,981	13,148,721
8.50%, 04/15/31(a)	16,154	17,208,389
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	47,737	44,852,802
Level 3 Financing Inc.
3.88%, 10/15/30(a)	8,635	6,562,509
4.00%, 04/15/31(a)(b)	8,464	6,390,320
4.50%, 04/01/30(a)(b)	13,119	10,494,430
4.88%, 06/15/29(a)(b)	11,879	10,156,545
10.00%, 10/15/32(a)(b)	3,475	3,443,169
10.50%, 04/15/29(a)(b)	12,315	13,710,928
10.50%, 05/15/30(a)(b)	14,605	15,974,219
10.75%, 12/15/30(a)	12,275	13,715,682
11.00%, 11/15/29(a)	26,367	29,752,832
Lumen Technologies Inc.
4.13%, 04/15/29(a)(b)	7,409	6,482,540
4.13%, 04/15/30(a)(b)	7,451	6,314,470
4.50%, 01/15/29(a)(b)	3,083	2,404,740
5.13%, 12/15/26(a)(b)	570	536,200
10.00%, 10/15/32(a)(b)	4,665	4,647,506
Series P, 7.60%, 09/15/39(b)	2,663	1,954,845
Series U, 7.65%, 03/15/42(b)	2,165	1,566,789
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	11,612	10,475,953
5.13%, 01/15/28(a)(b)	6,288	6,092,850
6.25%, 03/25/29(a)(b)	10,462	10,398,177
7.38%, 04/02/32(a)(b)	6,990	7,140,879
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,514	7,572,083
Series 2034, 6.00%, 09/30/34(a)(b)	8,396	8,184,355
Series 2036, 7.20%, 07/18/36(a)	7,575	7,792,531
Series 2038, 7.72%, 06/04/38(a)	7,387	7,835,978
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(d)	13,375	13,092,049
Sable International Finance Ltd., 7.13%, 10/15/32(a)	10,365	10,390,912
Telecom Italia Capital SA
6.00%, 09/30/34(b)	8,508	8,276,805
6.38%, 11/15/33(b)	8,258	8,345,576
7.20%, 07/18/36	7,641	7,748,058
7.72%, 06/04/38	7,570	7,879,068
Telesat Canada/Telesat LLC
4.88%, 06/01/27(a)(b)	3,293	1,435,018
5.63%, 12/06/26(a)(b)	4,350	1,925,930
6.50%, 10/15/27(a)(b)	3,076	951,103
U.S. Cellular Corp., 6.70%, 12/15/33(b)	9,558	10,310,731
Viasat Inc.
6.50%, 07/15/28(a)(b)	6,456	4,869,138
7.50%, 05/30/31(a)(b)	10,216	6,702,311
ViaSat Inc., 5.63%, 04/15/27(a)(b)	9,212	8,599,647
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	6,156	5,586,196
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	20,785	17,930,604
4.75%, 07/15/31(a)	21,839	18,913,234
7.75%, 04/15/32(a)	11,860	11,874,315
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)(d)	8,252	7,922,513
Security	Par (000)	Value
Telecommunications (continued)
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	$15,122	$13,598,732
5.13%, 06/04/81, (5-year CMT + 3.073%)(b)(d)	14,186	11,323,887
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	31,239	32,720,103
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28(a)(b)	21,330	21,448,040
8.25%, 10/01/31(a)	6,002	6,077,035
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	23,372	20,801,286
6.13%, 03/01/28(a)(b)	16,048	13,775,964
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	15,210	16,065,562
		1,018,298,913
Transportation — 0.6%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	20,434	18,453,442
Cargo Aircraft Management Inc., 4.75%, 02/01/28(a)(b)	10,846	10,347,942
Carriage Purchaser Inc., 7.88%, 10/15/29(a)(b)	4,609	4,326,414
Danaos Corp., 8.50%, 03/01/28(a)(b)	4,546	4,673,170
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	11,067	10,187,870
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	11,685	11,787,095
GN Bondco LLC, 9.50%, 10/15/31(a)(b)	12,608	13,388,070
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	12,569	12,541,348
RXO Inc., 7.50%, 11/15/27(a)(b)	4,945	5,097,305
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)(b)	12,474	12,861,255
XPO CNW Inc., 6.70%, 05/01/34	3,895	4,080,047
XPO Inc.
7.13%, 06/01/31(a)(b)	7,929	8,206,761
7.13%, 02/01/32(a)(b)	10,185	10,580,534
		126,531,253
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	5,980	5,830,241
7.00%, 05/01/31(a)	10,993	11,305,355
7.00%, 06/15/32(a)(b)	12,375	12,696,787
7.88%, 12/01/30(a)	8,190	8,628,009
5.50%, 05/01/28(a)	16,133	15,816,169
		54,276,561
Total Corporate Bonds & Notes — 97.9% (Cost: $20,463,083,468)		20,184,937,295
	Shares
Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(h)	11,575	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	30,481	48,465
41
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 0.0%
Affinion Group Inc.(h)	3,506	$—
Total Common Stocks — 0.0% (Cost $1,265,178)		48,465
Total Long-Term Investments — 97.9% (Cost: $20,464,348,646)		20,184,985,760
Short-Term Securities
Money Market Funds — 17.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(k)(l)(m)	3,486,330,949	3,488,771,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(k)(l)	68,470,000	68,470,000
Total Short-Term Securities — 17.3% (Cost: $3,555,598,194)		3,557,241,380
Total Investments — 115.2% (Cost: $24,019,946,840)		23,742,227,140
Liabilities in Excess of Other Assets — (15.2)%		(3,137,476,447)
Net Assets — 100.0%		$20,604,750,693

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Zero-coupon bond.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,558,096,242	$1,929,932,862 (a)	$—	$(85,553)	$827,829	$3,488,771,380	3,486,330,949	$13,900,045 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	55,170,000	13,300,000 (a)	—	—	—	68,470,000	68,470,000	2,678,624	—
				$(85,553)	$827,829	$3,557,241,380		$16,578,669	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,184,937,295	$—	$20,184,937,295
Common Stocks	—	48,465	—	48,465
Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2024
iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,557,241,380	$—	$—	$3,557,241,380
	$3,557,241,380	$20,184,985,760	$—	$23,742,227,140
See notes to financial statements.
43
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.5%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$192	$179,745
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	369	358,485
7.50%, 06/01/29(a)(b)	303	258,813
7.75%, 04/15/28(a)	285	253,535
7.88%, 04/01/30(a)	217	221,192
9.00%, 09/15/28(a)(b)	215	225,895
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	134	125,476
4.63%, 03/15/30(a)(b)	157	146,024
5.00%, 08/15/27(a)	177	174,263
7.38%, 02/15/31(a)(b)	136	143,659
Stagwell Global LLC, 5.63%, 08/15/29(a)	302	287,439
		2,374,526
Aerospace & Defense — 2.1%
TransDigm Inc.
4.63%, 01/15/29	245	232,709
4.88%, 05/01/29	155	147,833
5.50%, 11/15/27	497	492,969
6.00%, 01/15/33(a)	300	297,349
6.38%, 03/01/29(a)	526	533,934
6.63%, 03/01/32(a)	453	460,888
6.75%, 08/15/28(a)(b)	374	382,402
6.88%, 12/15/30(a)	295	302,660
7.13%, 12/01/31(a)	202	209,374
Triumph Group Inc., 9.00%, 03/15/28(a)	279	290,925
		3,351,043
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	142	140,640
6.00%, 06/15/30(a)	284	281,941
		422,581
Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	165	162,506
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	570	591,830
		754,336
Apparel — 0.7%
Hanesbrands Inc.
4.88%, 05/15/26(a)	239	236,235
9.00%, 02/15/31(a)(b)	182	195,361
Kontoor Brands Inc., 4.13%, 11/15/29(a)	116	108,004
Under Armour Inc., 3.25%, 06/15/26	176	169,204
VF Corp.
2.80%, 04/23/27	150	141,410
2.95%, 04/23/30(b)	200	172,601
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	147	125,678
		1,148,493
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)	137	124,153
Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)	200	196,955
7.00%, 04/15/28(a)(b)	169	171,804
8.25%, 04/15/31(a)(b)	158	163,564
Security	Par (000)	Value
Auto Parts & Equipment (continued)
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	$163	$147,458
6.50%, 04/01/27(b)	154	153,193
6.88%, 07/01/28(b)	110	108,783
Dana Inc.
4.25%, 09/01/30	109	95,076
5.38%, 11/15/27(b)	110	107,600
5.63%, 06/15/28	125	121,309
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	227	226,494
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	202	194,746
5.00%, 05/31/26	235	230,784
5.00%, 07/15/29(b)	227	205,006
5.25%, 04/30/31	152	133,563
5.25%, 07/15/31(b)	197	172,971
5.63%, 04/30/33(b)	127	109,643
Phinia Inc.
6.63%, 10/15/32(a)	135	134,648
6.75%, 04/15/29(a)	178	181,995
Tenneco Inc., 8.00%, 11/17/28(a)	550	508,917
		3,364,509
Banks — 0.8%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(c)	100	91,394
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	260	289,195
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(c)	225	197,073
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	210	162,537
5.71%, 01/15/26(a)	400	400,555
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(c)	175	162,146
		1,302,900
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	195	183,532
Building Materials — 2.3%
Boise Cascade Co., 4.88%, 07/01/30(a)	127	120,534
Builders FirstSource Inc.
4.25%, 02/01/32(a)	355	317,725
5.00%, 03/01/30(a)(b)	161	154,163
6.38%, 06/15/32(a)(b)	205	206,448
6.38%, 03/01/34(a)(b)	299	301,143
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	224	225,227
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	135	139,317
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	785	797,792
6.75%, 07/15/31(a)	134	137,076
Griffon Corp., 5.75%, 03/01/28	248	243,501
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	100	97,079
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	121	117,113
Knife River Corp., 7.75%, 05/01/31(a)	110	115,296
Masterbrand Inc., 7.00%, 07/15/32(a)	198	202,816
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)	187	185,383
7.25%, 01/15/31(a)	221	229,760
		3,590,373
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 1.4%
Ashland Inc., 3.38%, 09/01/31(a)	$136	$118,007
Avient Corp.
6.25%, 11/01/31(a)	172	172,832
7.13%, 08/01/30(a)	194	199,574
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	125	130,825
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	180	165,566
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	125	122,497
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	100	101,644
Methanex Corp.
5.13%, 10/15/27	210	204,357
5.25%, 12/15/29	187	180,691
OCI NV, 6.70%, 03/16/33(a)	165	164,747
Rain Carbon Inc., 12.25%, 09/01/29(a)	145	154,422
Rayonier AM Products Inc., 7.63%, 01/15/26(a)	119	119,085
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29(a)	110	58,828
Tronox Inc., 4.63%, 03/15/29(a)(b)	314	284,633
		2,177,708
Commercial Services — 6.8%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	268	250,600
4.88%, 07/15/32(a)(b)	245	228,106
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	115	112,713
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	129	114,637
AMN Healthcare Inc., 4.63%, 10/01/27(a)	159	153,273
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	125	117,372
5.38%, 03/01/29(a)(b)	173	161,092
5.75%, 07/15/27(a)(b)	117	114,950
8.00%, 02/15/31(a)(b)	134	136,920
8.25%, 01/15/30(a)(b)	214	218,478
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	325	325,672
Block Inc.
2.75%, 06/01/26	268	258,319
3.50%, 06/01/31	284	252,073
6.50%, 05/15/32(a)	580	590,528
Brink's Co. (The)
4.63%, 10/15/27(a)	176	170,953
6.50%, 06/15/29(a)(b)	129	131,803
6.75%, 06/15/32(a)(b)	113	115,049
Carriage Services Inc., 4.25%, 05/15/29(a)	136	124,692
Cimpress PLC, 7.38%, 09/15/32(a)	145	142,729
Deluxe Corp., 8.00%, 06/01/29(a)	128	120,650
Herc Holdings Inc.
5.50%, 07/15/27(a)	321	318,488
6.63%, 06/15/29(a)	228	233,403
Hertz Corp. (The)
4.63%, 12/01/26(a)	135	101,919
5.00%, 12/01/29(a)(b)	275	178,085
12.63%, 07/15/29(a)(b)	230	243,830
Korn Ferry, 4.63%, 12/15/27(a)	104	101,364
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	280	260,576
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	258	242,637
5.75%, 04/15/26(a)	355	355,253
6.25%, 01/15/28(a)(b)	345	344,654
Security	Par (000)	Value
Commercial Services (continued)
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	$300	$302,166
10.88%, 08/01/29(a)(b)	146	143,933
Service Corp. International/U.S.
3.38%, 08/15/30	222	196,295
4.00%, 05/15/31(b)	240	216,463
4.63%, 12/15/27	135	132,188
5.13%, 06/01/29(b)	195	191,439
5.75%, 10/15/32	256	251,943
Sotheby's, 7.38%, 10/15/27(a)	200	194,229
TriNet Group Inc.
3.50%, 03/01/29(a)	150	136,829
7.13%, 08/15/31(a)	104	106,447
United Rentals North America Inc.
3.75%, 01/15/32	231	204,854
3.88%, 11/15/27	185	178,093
3.88%, 02/15/31	300	272,253
4.00%, 07/15/30(b)	212	195,653
4.88%, 01/15/28(b)	490	479,216
5.25%, 01/15/30(b)	197	193,539
5.50%, 05/15/27	130	129,782
6.13%, 03/15/34(a)	325	327,272
Valvoline Inc., 3.63%, 06/15/31(a)	147	127,450
Williams Scotsman Inc.
4.63%, 08/15/28(a)	143	136,896
6.63%, 06/15/29(a)	166	168,564
7.38%, 10/01/31(a)	145	150,196
WW International Inc., 4.50%, 04/15/29(a)	130	32,698
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	173	156,337
		10,845,553
Computers — 1.8%
ASGN Inc., 4.63%, 05/15/28(a)	156	149,071
Insight Enterprises Inc., 6.63%, 05/15/32(a)(b)	147	150,355
McAfee Corp., 7.38%, 02/15/30(a)	566	546,194
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	160	153,789
5.13%, 04/15/29(a)(b)	122	116,443
Seagate HDD Cayman
4.09%, 06/01/29	145	136,748
4.88%, 06/01/27	153	151,078
5.75%, 12/01/34(b)	138	135,778
8.25%, 12/15/29(b)	153	164,527
8.50%, 07/15/31(b)	120	129,300
9.63%, 12/01/32(b)	216	246,652
Unisys Corp., 6.88%, 11/01/27(a)	148	144,846
Western Digital Corp., 4.75%, 02/15/26	610	602,401
		2,827,182
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	155	144,900
5.50%, 06/01/28(a)	217	214,277
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	200	189,363
6.13%, 09/30/32(b)	264	260,382
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	189	169,067
5.13%, 01/15/28(a)	112	109,804
		1,087,793
Distribution & Wholesale — 0.7%
Gates Corp./DE, 6.88%, 07/01/29(a)	139	142,999
45
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	$373	$344,576
Resideo Funding Inc., 6.50%, 07/15/32(a)(b)	158	159,142
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	140	143,709
7.75%, 03/15/31(a)(b)	235	247,941
		1,038,367
Diversified Financial Services — 5.9%
Ally Financial Inc.
5.75%, 11/20/25(b)	280	281,007
6.70%, 02/14/33(b)	158	158,405
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	270	284,876
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	100	99,786
9.25%, 07/01/31(a)	200	214,708
Coinbase Global Inc.
3.38%, 10/01/28(a)	300	267,904
3.63%, 10/01/31(a)	195	162,598
Credit Acceptance Corp.
6.63%, 03/15/26	95	94,975
9.25%, 12/15/28(a)	173	183,393
Encore Capital Group Inc.
8.50%, 05/15/30(a)	150	158,134
9.25%, 04/01/29(a)	125	133,186
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	300	298,070
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	308	318,231
goeasy Ltd.
7.63%, 07/01/29(a)	178	182,927
9.25%, 12/01/28(a)	168	179,176
Series 144*, 6.88%, 05/15/30(a)	95	96,093
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	270	249,231
6.63%, 10/15/31(a)	150	149,246
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	99	98,054
5.13%, 12/15/30(a)	186	174,270
5.50%, 08/15/28(a)	244	238,393
5.75%, 11/15/31(a)	157	150,338
6.00%, 01/15/27(a)	185	184,284
6.50%, 08/01/29(a)	205	205,151
7.13%, 02/01/32(a)	316	323,129
OneMain Finance Corp.
3.50%, 01/15/27(b)	210	200,397
3.88%, 09/15/28	150	138,462
4.00%, 09/15/30	252	221,812
5.38%, 11/15/29(b)	215	205,945
6.63%, 01/15/28	219	222,268
6.63%, 05/15/29	70	70,000
7.13%, 03/15/26	428	438,486
7.13%, 11/15/31	218	220,341
7.50%, 05/15/31	207	211,662
7.88%, 03/15/30(b)	222	230,997
9.00%, 01/15/29	246	260,329
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	197	183,865
5.75%, 09/15/31(a)	143	136,779
7.13%, 11/15/30(a)	193	195,891
7.88%, 12/15/29(a)	204	213,973
PRA Group Inc., 8.88%, 01/31/30(a)(b)	115	119,381
SLM Corp., 3.13%, 11/02/26	153	144,894
StoneX Group Inc., 7.88%, 03/01/31(a)(b)	145	152,625
Synchrony Financial, 7.25%, 02/02/33	254	259,755
Security	Par (000)	Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	$200	$199,188
5.50%, 04/15/29(a)	202	192,573
5.75%, 06/15/27(a)	163	160,281
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	134	137,808
		9,403,277
Electric — 0.2%
NRG Energy Inc., 5.75%, 07/15/29(a)	273	269,628
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	216	201,853
4.75%, 06/15/28(a)(b)	172	165,493
WESCO Distribution Inc.
6.38%, 03/15/29(a)	254	259,076
6.63%, 03/15/32(a)	250	256,318
7.25%, 06/15/28(a)	355	363,262
		1,246,002
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(a)(b)	135	121,327
Coherent Corp., 5.00%, 12/15/29(a)(b)	288	276,156
Sensata Technologies BV
4.00%, 04/15/29(a)	265	247,626
5.88%, 09/01/30(a)	150	148,431
Sensata Technologies Inc.
3.75%, 02/15/31(a)	214	191,110
4.38%, 02/15/30(a)	145	135,303
6.63%, 07/15/32(a)	125	126,616
TTM Technologies Inc., 4.00%, 03/01/29(a)	155	144,885
		1,391,454
Engineering & Construction — 0.5%
Arcosa Inc.
4.38%, 04/15/29(a)	122	114,978
6.88%, 08/15/32(a)	150	153,860
Dycom Industries Inc., 4.50%, 04/15/29(a)	133	125,473
TopBuild Corp.
3.63%, 03/15/29(a)	116	106,245
4.13%, 02/15/32(a)	135	120,359
Tutor Perini Corp., 11.88%, 04/30/29(a)	114	124,518
		745,433
Entertainment — 1.8%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	134	129,068
5.38%, 04/15/27	120	118,883
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	196	192,446
7.00%, 08/01/32(a)(b)	171	175,420
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	169	160,242
4.75%, 10/15/27(a)(b)	250	243,155
6.50%, 05/15/27(a)	351	355,775
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	145	142,254
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	95	93,642
Motion Bondco DAC, 6.63%, 11/15/27(a)	110	103,825
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)	232	222,951
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)	$149	$148,022
7.25%, 05/15/31(a)(b)	275	281,853
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	241	245,455
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	180	184,387
		2,797,378
Environmental Control — 1.2%
Clean Harbors Inc.
4.88%, 07/15/27(a)	163	160,585
6.38%, 02/01/31(a)	143	143,846
Enviri Corp., 5.75%, 07/31/27(a)(b)	118	113,676
GFL Environmental Inc.
3.50%, 09/01/28(a)	202	189,364
4.00%, 08/01/28(a)	200	188,998
4.38%, 08/15/29(a)	177	165,862
4.75%, 06/15/29(a)	225	215,002
6.75%, 01/15/31(a)	290	298,586
Reworld Holding Corp.
4.88%, 12/01/29(a)	204	190,233
5.00%, 09/01/30	132	121,222
Stericycle Inc., 3.88%, 01/15/29(a)	126	124,603
		1,911,977
Food — 2.5%
B&G Foods Inc.
5.25%, 09/15/27(b)	163	158,136
8.00%, 09/15/28(a)(b)	223	231,692
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	283	262,743
4.38%, 01/31/32(a)(b)	200	183,106
4.88%, 05/15/28(a)	144	141,015
Post Holdings Inc.
4.50%, 09/15/31(a)	310	282,312
4.63%, 04/15/30(a)(b)	377	352,525
5.50%, 12/15/29(a)	371	361,866
5.63%, 01/15/28(a)(b)	95	95,835
6.25%, 02/15/32(a)	297	300,698
6.25%, 10/15/34(a)	165	163,106
6.38%, 03/01/33(a)(b)	329	325,782
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	176	159,748
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	160	151,841
4.75%, 02/15/29(a)	250	240,919
5.75%, 04/15/33(a)	145	142,831
6.88%, 09/15/28(a)	141	145,177
7.25%, 01/15/32(a)(b)	137	142,496
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	144	139,043
		3,980,871
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	305	299,594
Forest Products & Paper — 0.5%
Domtar Corp., 6.75%, 10/01/28(a)	200	182,969
Glatfelter Corp.
4.75%, 11/15/29(a)	130	116,807
7.25%, 11/15/31(a)	225	223,090
Mercer International Inc.
5.13%, 02/01/29(b)	263	227,023
12.88%, 10/01/28(a)	40	42,377
		792,266
Security	Par (000)	Value
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29(a)	$213	$196,458
4.63%, 07/15/28(a)	465	449,487
Embecta Corp., 5.00%, 02/15/30(a)(b)	155	140,514
Hologic Inc.
3.25%, 02/15/29(a)(b)	265	243,374
4.63%, 02/01/28(a)	115	112,545
Teleflex Inc.
4.25%, 06/01/28(a)	156	149,599
4.63%, 11/15/27	135	132,605
		1,424,582
Health Care - Services — 6.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)	138	129,285
5.50%, 07/01/28(a)	118	114,488
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	140	136,125
3.50%, 04/01/30(a)	180	174,500
5.00%, 07/15/27(a)	120	119,212
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	134	122,856
4.00%, 03/15/31(a)	150	134,196
4.25%, 05/01/28(a)	150	142,812
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)	305	254,507
5.25%, 05/15/30(a)	434	379,164
5.63%, 03/15/27(a)	504	491,393
6.00%, 01/15/29(a)	176	165,731
6.13%, 04/01/30(a)	347	271,571
6.88%, 04/01/28(a)(b)	180	148,959
6.88%, 04/15/29(a)(b)	348	293,523
8.00%, 12/15/27(a)	195	194,512
10.88%, 01/15/32(a)	629	674,655
DaVita Inc.
3.75%, 02/15/31(a)	427	371,570
4.63%, 06/01/30(a)	766	704,595
6.88%, 09/01/32(a)(b)	276	277,353
Encompass Health Corp.
4.50%, 02/01/28(b)	214	208,104
4.63%, 04/01/31	105	98,823
4.75%, 02/01/30	227	218,336
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	171	168,342
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	166	157,917
IQVIA Inc.
5.00%, 10/15/26(a)	245	242,384
5.00%, 05/15/27(a)	255	251,799
6.50%, 05/15/30(a)	125	128,909
Molina Healthcare Inc.
3.88%, 11/15/30(a)	175	158,470
3.88%, 05/15/32(a)(b)	225	199,568
4.38%, 06/15/28(a)	235	225,511
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	123	117,639
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)	219	225,401
Tenet Healthcare Corp.
4.25%, 06/01/29	350	331,252
4.38%, 01/15/30	375	351,671
4.63%, 06/15/28	150	145,109
6.13%, 10/01/28	650	649,736
6.13%, 06/15/30	500	501,626
47
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 05/15/31	$350	$357,796
		10,039,400
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	297	286,069
Home Builders — 0.7%
Century Communities Inc.
3.88%, 08/15/29(a)	153	139,089
6.75%, 06/01/27	145	145,874
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	81	89,272
LGI Homes Inc., 8.75%, 12/15/28(a)	119	125,299
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	155	150,188
5.75%, 01/15/28(a)	125	124,967
5.88%, 06/15/27(a)	151	151,836
Thor Industries Inc., 4.00%, 10/15/29(a)	134	122,271
		1,048,796
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	215	187,186
4.00%, 04/15/29(a)(b)	252	232,073
		419,259
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(a)	338	343,591
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	178	163,267
Central Garden & Pet Co.
4.13%, 10/15/30(b)	132	119,725
4.13%, 04/30/31(a)	125	111,905
		394,897
Housewares — 0.7%
Newell Brands Inc.
5.70%, 04/01/26	532	533,270
6.38%, 09/15/27(b)	140	141,712
6.63%, 09/15/29(b)	156	158,989
6.88%, 04/01/36(b)	140	139,321
7.00%, 04/01/46	180	166,851
		1,140,143
Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48, (3-mo. LIBOR US + 4.135%)(c)	110	112,103
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	161	164,608
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(c)	155	145,912
4.30%, 02/01/61(a)	222	146,452
7.80%, 03/07/87(a)	120	132,859
Ryan Specialty LLC
4.38%, 02/01/30(a)	125	118,536
5.88%, 08/01/32(a)	150	149,366
		969,836
Internet — 2.2%
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	125	118,700
5.63%, 09/15/28(a)	100	92,980
Cars.com Inc., 6.38%, 11/01/28(a)	114	113,955
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	$70	$70,350
Cogent Communications Group LLC
3.50%, 05/01/26(a)	121	117,660
7.00%, 06/15/27(a)	184	186,037
Gen Digital Inc.
6.75%, 09/30/27(a)	242	246,217
7.13%, 09/30/30(a)(b)	150	155,278
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	229	211,174
5.25%, 12/01/27(a)	160	158,037
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	164	152,737
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(c)(d)	210	201,295
6.25%, (5-year CMT + 4.956%)(a)(c)(d)	275	248,852
9.75%, 04/15/29(a)	595	641,455
11.25%, 02/15/27(a)	535	581,334
Wayfair LLC, 7.25%, 10/31/29(a)	81	81,960
Ziff Davis Inc., 4.63%, 10/15/30(a)	138	126,292
		3,504,313
Iron & Steel — 1.1%
ATI Inc., 7.25%, 08/15/30(b)	135	139,803
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	190	191,390
Carpenter Technology Corp., 6.38%, 07/15/28	110	109,869
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	130	129,820
6.75%, 04/15/30(a)(b)	222	221,816
6.88%, 11/01/29(a)	210	210,728
7.00%, 03/15/32(a)(b)	396	396,456
7.38%, 05/01/33(a)	135	136,015
U.S. Steel Corp., 6.88%, 03/01/29	152	153,214
		1,689,111
Leisure Time — 3.2%
Life Time Inc.
5.75%, 01/15/26(a)	252	251,957
6.00%, 11/15/31(a)	140	139,317
8.00%, 04/15/26(a)	135	135,611
NCL Corp. Ltd.
5.88%, 03/15/26(a)	366	365,502
5.88%, 02/15/27(a)	272	271,713
7.75%, 02/15/29(a)	198	209,611
8.13%, 01/15/29(a)	258	273,110
8.38%, 02/01/28(a)	150	157,126
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	148	148,884
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	145	138,144
4.25%, 07/01/26(a)	205	201,186
5.38%, 07/15/27(a)	304	303,397
5.50%, 08/31/26(a)	290	290,261
5.50%, 04/01/28(a)	408	408,014
5.63%, 09/30/31(a)	400	398,701
6.00%, 02/01/33(a)	567	570,485
6.25%, 03/15/32(a)(b)	350	356,608
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	260	250,960
11.25%, 12/15/27(a)(b)	178	183,131
		5,053,718
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 2.3%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	$448	$393,589
3.75%, 05/01/29(a)	212	197,546
4.00%, 05/01/31(a)(b)	298	271,552
4.88%, 01/15/30(b)	282	273,099
5.75%, 05/01/28(a)	120	120,132
5.88%, 04/01/29(a)	160	161,370
5.88%, 03/15/33(a)(b)	315	315,364
6.13%, 04/01/32(a)	115	116,187
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	134	119,739
5.00%, 06/01/29(a)	252	236,163
6.63%, 01/15/32(a)	260	259,982
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	150	148,470
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	130	120,553
Studio City Finance Ltd.
5.00%, 01/15/29(a)	345	311,484
6.50%, 01/15/28(a)	150	144,709
Travel & Leisure Co.
4.50%, 12/01/29(a)	184	171,876
6.00%, 04/01/27	142	143,258
6.63%, 07/31/26(a)	172	173,334
		3,678,407
Machinery — 1.2%
Chart Industries Inc.
7.50%, 01/01/30(a)	406	421,834
9.50%, 01/01/31(a)(b)	150	161,050
Esab Corp., 6.25%, 04/15/29(a)	218	221,850
GrafTech Finance Inc., 4.63%, 12/15/28(a)	125	88,783
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(a)	110	92,397
Mueller Water Products Inc., 4.00%, 06/15/29(a)	141	131,146
SPX FLOW Inc., 8.75%, 04/01/30(a)	132	137,150
Terex Corp.
5.00%, 05/15/29(a)	172	165,481
6.25%, 10/15/32(a)	210	208,992
Vertiv Group Corp., 4.13%, 11/15/28(a)	267	254,329
		1,883,012
Manufacturing — 0.2%
Hillenbrand Inc., 6.25%, 02/15/29(b)	148	148,614
Trinity Industries Inc., 7.75%, 07/15/28(a)	171	176,944
		325,558
Media — 9.9%
Cable One Inc., 4.00%, 11/15/30(a)(b)	199	156,705
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	215	186,580
4.25%, 01/15/34(a)(b)	266	212,917
4.50%, 08/15/30(a)	225	200,812
4.50%, 05/01/32	245	208,250
4.50%, 06/01/33(a)	360	299,342
4.75%, 03/01/30(a)	472	429,508
4.75%, 02/01/32(a)	200	173,101
5.00%, 02/01/28(a)	106	102,579
5.13%, 05/01/27(a)	391	383,012
5.38%, 06/01/29(a)	174	166,388
5.50%, 05/01/26(a)	110	109,699
6.38%, 09/01/29(a)(b)	485	480,273
7.38%, 03/01/31(a)(b)	150	152,511
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC
3.38%, 02/15/31(a)	$215	$154,236
4.13%, 12/01/30(a)	275	202,729
4.50%, 11/15/31(a)	380	278,967
4.63%, 12/01/30(a)	585	293,910
5.00%, 11/15/31(a)	120	58,513
5.38%, 02/01/28(a)	225	192,547
5.50%, 04/15/27(a)	325	289,251
5.75%, 01/15/30(a)	555	293,678
6.50%, 02/01/29(a)	405	342,095
7.50%, 04/01/28(a)	255	168,031
11.25%, 05/15/28(a)	225	219,375
11.75%, 01/31/29(a)	595	580,346
GCI LLC, 4.75%, 10/15/28(a)	175	165,098
Gray Television Inc.
4.75%, 10/15/30(a)(b)	226	142,787
5.38%, 11/15/31(a)	370	221,691
7.00%, 05/15/27(a)(b)	202	196,766
10.50%, 07/15/29(a)(b)	360	373,974
iHeartCommunications Inc.
4.75%, 01/15/28(a)	120	73,539
5.25%, 08/15/27(a)	190	127,861
6.38%, 05/01/26	205	173,210
8.38%, 05/01/27	220	115,806
Liberty Interactive LLC, 8.25%, 02/01/30	125	64,234
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	259	254,013
7.38%, 09/01/31(a)	172	176,280
8.00%, 08/01/29(a)(b)	182	183,229
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	270	253,791
5.63%, 07/15/27(a)(b)	495	486,487
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	148	115,098
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	117	103,179
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	235	179,774
5.50%, 03/01/30(a)	144	99,187
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	279	267,867
3.88%, 09/01/31(a)(b)	417	358,725
4.00%, 07/15/28(a)(b)	586	548,035
4.13%, 07/01/30(a)	418	373,983
5.00%, 08/01/27(a)	428	419,596
5.50%, 07/01/29(a)	363	352,264
TEGNA Inc.
4.63%, 03/15/28	272	256,471
4.75%, 03/15/26(a)	152	150,678
5.00%, 09/15/29(b)	315	293,873
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	200	194,620
Univision Communications Inc.
4.50%, 05/01/29(a)	307	272,738
6.63%, 06/01/27(a)	406	403,424
7.38%, 06/30/30(a)	272	261,036
8.00%, 08/15/28(a)	413	419,697
8.50%, 07/31/31(a)	215	211,311
VZ Secured Financing BV, 5.00%, 01/15/32(a)	440	394,924
Ziggo Bond Co. BV
5.13%, 02/28/30(a)	165	149,340
6.00%, 01/15/27(a)	160	159,709
49
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30(a)	$295	$273,462
		15,603,112
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)(b)	150	151,426
Mining — 0.6%
Compass Minerals International Inc., 6.75%, 12/01/27(a)	139	137,065
Constellium SE, 3.75%, 04/15/29(a)	125	113,158
Hecla Mining Co., 7.25%, 02/15/28	141	142,512
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	176	156,992
4.63%, 03/01/28(a)(b)	136	129,695
New Gold Inc., 7.50%, 07/15/27(a)(b)	112	113,782
Taseko Mines Ltd., 8.25%, 05/01/30(a)	145	149,813
		943,017
Office & Business Equipment — 0.3%
Xerox Holdings Corp.
5.50%, 08/15/28(a)	213	174,949
8.88%, 11/30/29(a)	132	114,975
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	150	153,462
		443,386
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	130	125,288
Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	175	157,761
4.00%, 09/01/29(a)	285	250,069
6.00%, 06/15/27(a)	150	149,627
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	300	261,055
5.25%, 08/15/27(a)	470	281,957
Ball Corp.
2.88%, 08/15/30(b)	374	325,345
3.13%, 09/15/31	254	219,608
6.00%, 06/15/29	275	279,316
6.88%, 03/15/28	204	209,677
Berry Global Inc., 5.63%, 07/15/27(a)(b)	152	151,759
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	133	130,730
Crown Americas LLC, 5.25%, 04/01/30	151	148,567
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	123	120,382
OI European Group BV, 4.75%, 02/15/30(a)	101	91,481
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	167	166,258
7.25%, 05/15/31(a)(b)	211	207,813
Sealed Air Corp.
4.00%, 12/01/27(a)	126	120,651
5.00%, 04/15/29(a)	124	119,791
6.50%, 07/15/32(a)	116	117,721
6.88%, 07/15/33(a)	136	144,069
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	204	205,927
7.25%, 02/15/31(a)	119	123,521
Silgan Holdings Inc., 4.13%, 02/01/28(b)	153	146,447
TriMas Corp., 4.13%, 04/15/29(a)	141	131,658
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	$275	$272,527
8.50%, 08/15/27(a)	185	184,737
		4,718,454
Pharmaceuticals — 3.8%
180 Medical Inc., 3.88%, 10/15/29(a)	115	107,079
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	148	134,477
5.13%, 03/01/30(a)(b)	171	156,805
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	175	140,430
9.25%, 04/01/26(a)	160	154,532
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	460	354,787
5.00%, 01/30/28(a)	117	74,885
5.00%, 02/15/29(a)	121	69,133
5.25%, 01/30/30(a)	235	137,724
5.25%, 02/15/31(a)	125	67,313
5.50%, 11/01/25(a)	440	431,464
5.75%, 08/15/27(a)	135	112,050
6.13%, 02/01/27(a)	293	265,495
6.25%, 02/15/29(a)	247	153,899
9.00%, 12/15/25(a)	155	152,022
11.00%, 09/30/28(a)	525	483,163
BellRing Brands Inc., 7.00%, 03/15/30(a)	236	245,489
Elanco Animal Health Inc., 6.65%, 08/28/28	196	201,333
Grifols SA, 4.75%, 10/15/28(a)	190	175,442
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	181	124,066
12.25%, 04/15/29(a)	217	218,259
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	385	364,731
Option Care Health Inc., 4.38%, 10/31/29(a)(b)	148	136,051
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	555	525,825
5.13%, 04/30/31(a)(b)	565	515,168
6.75%, 05/15/34(a)	150	150,497
7.88%, 05/15/34(a)	135	139,298
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	137	123,408
6.63%, 04/01/30(a)(b)	155	148,064
		6,062,889
Real Estate — 1.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	384	336,065
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	15	11,505
5.75%, 01/15/29(a)(b)	126	103,506
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	188	189,028
8.88%, 09/01/31(a)(b)	117	126,012
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	178	164,130
4.38%, 02/01/31(a)	178	159,494
5.38%, 08/01/28(a)	241	234,238
Kennedy-Wilson Inc.
4.75%, 03/01/29	178	163,309
4.75%, 02/01/30	163	145,627
5.00%, 03/01/31(b)	163	143,901
Schedule of Investments
50

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Newmark Group Inc., 7.50%, 01/12/29	$125	$132,320
		1,909,135
Real Estate Investment Trusts — 5.9%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	139	120,673
Brandywine Operating Partnership LP
3.95%, 11/15/27	132	123,498
8.88%, 04/12/29(b)	111	120,296
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	215	207,202
5.75%, 05/15/26(a)(b)	252	250,036
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	121	114,572
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	112	81,847
3.95%, 11/01/27(b)	119	106,807
4.65%, 04/01/29(b)	155	124,119
Iron Mountain Inc.
4.50%, 02/15/31(a)	316	293,473
4.88%, 09/15/27(a)	270	265,034
4.88%, 09/15/29(a)	300	288,655
5.00%, 07/15/28(a)	135	131,528
5.25%, 03/15/28(a)	221	216,977
5.25%, 07/15/30(a)	386	373,300
5.63%, 07/15/32(a)(b)	162	157,122
7.00%, 02/15/29(a)	277	284,831
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	198	186,720
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	177	171,303
4.75%, 06/15/29(a)(b)	186	177,233
7.00%, 07/15/31(a)(b)	130	135,025
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	365	258,293
4.63%, 08/01/29(b)	250	194,444
5.00%, 10/15/27(b)	400	353,121
5.25%, 08/01/26(b)	165	156,158
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	220	209,384
5.88%, 10/01/28(a)	203	200,961
7.00%, 02/01/30(a)	165	168,860
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	46	45,913
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	160	153,064
4.75%, 10/15/27	181	177,377
6.50%, 04/01/32(a)	277	280,054
7.25%, 07/15/28(a)	123	127,470
SBA Communications Corp.
3.13%, 02/01/29(b)	468	425,863
3.88%, 02/15/27	402	389,104
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	120	115,200
4.38%, 01/15/27(a)(b)	140	135,029
6.00%, 04/15/30(a)	100	98,093
7.25%, 04/01/29(a)	192	197,342
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	205	171,597
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	$157	$144,337
6.50%, 02/15/29(a)	305	262,158
10.50%, 02/15/28(a)	883	941,183
Vornado Realty LP, 2.15%, 06/01/26	127	120,238
XHR LP, 4.88%, 06/01/29(a)	168	157,704
		9,413,198
Retail — 6.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	200	184,686
3.88%, 01/15/28(a)	447	425,813
4.00%, 10/15/30(a)	861	778,067
4.38%, 01/15/28(a)	213	205,042
5.63%, 09/15/29(a)	125	124,699
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	158	140,482
Asbury Automotive Group Inc.
4.50%, 03/01/28	128	123,669
4.63%, 11/15/29(a)(b)	215	201,328
4.75%, 03/01/30(b)	119	111,613
5.00%, 02/15/32(a)(b)	167	153,707
At Home Group Inc., 7.13%, 05/12/28, (7.13% Cash and 8.63% PIK)(a)(e)	125	56,219
Bath & Body Works Inc.
5.25%, 02/01/28	139	137,120
6.63%, 10/01/30(a)(b)	236	236,417
6.75%, 07/01/36(b)	160	160,414
6.88%, 11/01/35	223	226,250
7.50%, 06/15/29(b)	125	129,193
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	178	180,945
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(e)	216	228,183
13.00%, 06/01/30, (13.00% PIK)(a)(e)	446	487,590
14.00%, 06/01/31, (14.00% PIK)(a)(e)	558	666,884
Dave & Buster's Inc., 7.63%, 11/01/25(a)	104	104,000
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)	125	131,572
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	121	104,218
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	191	178,989
6.38%, 01/15/30(a)	140	140,561
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	205	203,105
Lithia Motors Inc.
3.88%, 06/01/29(a)	210	192,660
4.38%, 01/15/31(a)(b)	148	135,422
4.63%, 12/15/27(a)	121	117,379
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	232	167,721
7.88%, 05/01/29(a)	312	166,323
Nordstrom Inc.
4.25%, 08/01/31	116	102,219
4.38%, 04/01/30	162	146,882
5.00%, 01/15/44	263	197,538
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	105	95,796
Patrick Industries Inc., 6.38%, 11/01/32(a)	150	148,349
QVC Inc., 6.88%, 04/15/29(a)(b)	194	166,898
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	180	182,399
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	194	178,106
4.88%, 11/15/31(a)(b)	139	124,791
51
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	$168	$147,873
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	159	126,223
3.45%, 06/01/26	403	387,806
4.10%, 04/15/50	224	144,545
4.80%, 11/18/44(b)	238	175,417
8.13%, 08/15/29(b)	200	198,481
Yum! Brands Inc.
3.63%, 03/15/31(b)	310	280,791
4.63%, 01/31/32	300	281,415
4.75%, 01/15/30(a)(b)	222	214,711
5.38%, 04/01/32	293	285,143
		10,185,654
Semiconductors — 0.5%
ams-OSRAM AG, 12.25%, 03/30/29(a)	110	114,321
Entegris Inc.
3.63%, 05/01/29(a)	109	99,801
4.38%, 04/15/28(a)	118	112,579
5.95%, 06/15/30(a)(b)	265	264,642
ON Semiconductor Corp., 3.88%, 09/01/28(a)	185	173,597
Synaptics Inc., 4.00%, 06/15/29(a)(b)	107	98,200
		863,140
Software — 2.3%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	112	111,909
Alteryx Inc., 8.75%, 03/15/28(a)	125	127,575
Camelot Finance SA, 4.50%, 11/01/26(a)	189	185,684
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	264	249,287
4.88%, 07/01/29(a)(b)	272	257,095
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)	132	130,540
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	136	133,245
Dye & Durham Ltd., 8.63%, 04/15/29(a)	138	146,544
Elastic NV, 4.13%, 07/15/29(a)	170	157,364
Fair Isaac Corp.
4.00%, 06/15/28(a)	262	248,738
5.25%, 05/15/26(a)	110	110,121
Open Text Corp.
3.88%, 02/15/28(a)	272	255,746
3.88%, 12/01/29(a)	222	202,676
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	294	269,885
4.13%, 12/01/31(a)(b)	184	165,349
Playtika Holding Corp., 4.25%, 03/15/29(a)	161	145,255
PTC Inc., 4.00%, 02/15/28(a)	150	143,416
RingCentral Inc., 8.50%, 08/15/30(a)	138	145,844
Twilio Inc.
3.63%, 03/15/29	163	150,118
3.88%, 03/15/31(b)	129	116,432
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	194	176,796
		3,629,619
Telecommunications — 6.1%
Ciena Corp., 4.00%, 01/31/30(a)	103	95,006
CommScope LLC
4.75%, 09/01/29(a)	355	296,504
6.00%, 03/01/26(a)	425	415,173
7.13%, 07/01/28(a)	206	180,126
8.25%, 03/01/27(a)	255	240,953
CommScope Technologies LLC, 5.00%, 03/15/27(a)	205	181,393
Security	Par (000)	Value
Telecommunications (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	$550	$522,667
Consolidated Communications Inc.
5.00%, 10/01/28(a)	121	112,058
6.50%, 10/01/28(a)	207	196,613
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	413	406,216
5.88%, 10/15/27(a)	307	306,348
5.88%, 11/01/29	205	200,219
6.00%, 01/15/30(a)	343	336,291
6.75%, 05/01/29(a)	288	286,602
8.63%, 03/15/31(a)	247	265,216
8.75%, 05/15/30(a)	313	331,528
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	854	803,930
Level 3 Financing Inc.
3.88%, 10/15/30(a)	212	162,107
4.00%, 04/15/31(a)(b)	162	122,561
4.50%, 04/01/30(a)	240	192,490
4.88%, 06/15/29(a)(b)	165	141,118
10.50%, 04/15/29(a)(b)	188	209,562
10.50%, 05/15/30(a)	288	315,500
10.75%, 12/15/30(a)	239	267,800
11.00%, 11/15/29(a)	450	508,190
Lumen Technologies Inc., 10.00%, 10/15/32(a)(b)	119	118,536
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(c)	223	218,220
Telecom Italia Capital SA
6.00%, 09/30/34(b)	143	138,853
6.38%, 11/15/33(b)	87	88,193
7.20%, 07/18/36	187	189,950
7.72%, 06/04/38	135	140,391
U.S. Cellular Corp., 6.70%, 12/15/33	163	176,249
Viasat Inc.
6.50%, 07/15/28(a)(b)	132	99,522
7.50%, 05/30/31(a)(b)	200	131,325
ViaSat Inc., 5.63%, 04/15/27(a)(b)	160	149,591
Viavi Solutions Inc., 3.75%, 10/01/29(a)	154	139,691
Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)(b)	370	372,008
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	429	381,847
6.13%, 03/01/28(a)	295	253,214
		9,693,761
Transportation — 0.2%
XPO Inc.
7.13%, 06/01/31(a)(b)	155	160,341
7.13%, 02/01/32(a)	150	155,695
		316,036
Total Long-Term Investments — 97.1% (Cost: $156,483,822)		153,689,736
	Shares
Short-Term Securities
Money Market Funds — 23.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	35,201,980	35,226,621
Schedule of Investments
52

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	1,230,000	$1,230,000
Total Short-Term Securities — 23.0% (Cost: $36,432,797)		36,456,621
Total Investments — 120.1% (Cost: $192,916,619)		190,146,357
Liabilities in Excess of Other Assets — (20.1)%		(31,769,141)
Net Assets — 100.0%		$158,377,216

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,703,210	$8,513,759 (a)	$—	$600	$9,052	$35,226,621	35,201,980	$163,542 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,040,000	190,000 (a)	—	—	—	1,230,000	1,230,000	57,985	—
				$600	$9,052	$36,456,621		$221,527	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$153,689,736	$—	$153,689,736
53
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$36,456,621	$—	$—	$36,456,621
	$36,456,621	$153,689,736	$—	$190,146,357
See notes to financial statements.
Schedule of Investments
54

Schedule of Investments
October 31, 2024
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.5%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$15,144	$16,514,023
Rolls-Royce PLC, 3.63%, 10/14/25(a)	200	197,248
Spirit AeroSystems Inc.
3.85%, 06/15/26	8,640	8,373,647
4.60%, 06/15/28(b)	20,646	19,677,039
		44,761,957
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 01/15/27(b)	2,845	2,787,258
Delta Air Lines Inc., 3.75%, 10/28/29(b)	1,350	1,260,192
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(b)	2,232	2,161,021
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(b)	535	497,723
United Airlines Pass-Through Trust, Series A, 3.10%, 04/07/30(b)	4,291	3,869,863
		10,576,057
Apparel — 3.8%
Under Armour Inc., 3.25%, 06/15/26(b)	17,265	16,598,321
VF Corp.
2.80%, 04/23/27(b)	15,483	14,596,285
2.95%, 04/23/30(b)	24,536	21,174,724
6.00%, 10/15/33(b)	8,032	8,030,604
6.45%, 11/01/37(b)	8,505	8,656,613
		69,056,547
Auto Parts & Equipment — 0.3%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	4,258	4,320,842
ZF North America Capital Inc., 4.75%, 04/29/25(a)	250	248,120
		4,568,962
Banks — 6.7%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(b)(c)	11,749	10,737,878
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	29,369	32,666,749
UniCredit SpA
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(c)	23,498	23,397,147
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(c)	29,091	30,422,484
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(b)(c)	8,847	7,516,827
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(b)(c)	17,326	16,053,369
Western Alliance Bank, 5.25%, 06/01/30, (3-mo. CME Term SOFR + 5.120%)(c)	1,200	1,174,680
		121,969,134
Chemicals — 3.0%
HB Fuller Co., 4.00%, 02/15/27(b)	8,997	8,740,958
Methanex Corp.
5.25%, 12/15/29	20,477	19,786,126
5.65%, 12/01/44(b)	8,871	7,900,844
OCI NV, 6.70%, 03/16/33(a)	18,552	18,523,598
		54,951,526
Commercial Services — 1.2%
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)	1,100	1,040,485
Security	Par (000)	Value
Commercial Services (continued)
United Rentals North America Inc., 3.88%, 11/15/27(b)	$22,160	$21,332,667
		22,373,152
Computers — 6.3%
Crane NXT Co.
4.20%, 03/15/48	11,900	8,223,827
6.55%, 11/15/36(b)	3,345	3,344,768
Seagate HDD Cayman
4.09%, 06/01/29	14,596	13,765,340
4.13%, 01/15/31	8,130	7,312,348
4.88%, 06/01/27(b)	14,566	14,383,007
5.75%, 12/01/34(b)	14,487	14,253,753
Western Digital Corp., 4.75%, 02/15/26	54,048	53,374,707
		114,657,750
Cosmetics & Personal Care — 1.5%
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	9,006	7,219,264
5.15%, 06/15/30(b)	21,623	20,472,929
		27,692,193
Diversified Financial Services — 1.3%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	8,271	8,096,863
Navient Corp., 5.63%, 08/01/33(b)	17,583	15,177,495
		23,274,358
Electric — 0.6%
FirstEnergy Corp.
2.65%, 03/01/30(b)	800	712,519
Series B, 2.25%, 09/01/30	800	687,603
Series B, 3.90%, 07/15/27	300	292,832
TransAlta Corp., 6.50%, 03/15/40	8,910	9,151,367
		10,844,321
Energy - Alternate Sources — 1.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	18,294	18,104,347
Engineering & Construction — 0.9%
Fluor Corp., 4.25%, 09/15/28(b)	17,445	16,763,543
Entertainment — 1.9%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(d)	29,445	25,965,905
4.63%, 04/06/31(a)(b)	10,300	8,730,858
		34,696,763
Food — 0.4%
Safeway Inc., 7.25%, 02/01/31(b)	7,294	7,435,484
Health Care - Services — 2.1%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	10,837	11,617,058
Toledo Hospital (The)
4.98%, 11/15/45(b)	7,958	5,982,419
6.02%, 11/15/48(b)	11,896	10,561,132
Series B, 5.33%, 11/15/28(b)	9,424	9,172,391
		37,333,000
Housewares — 3.1%
Newell Brands Inc.
5.70%, 04/01/26(b)	36,214	36,300,431
6.88%, 04/01/36(b)	7,781	7,743,274
7.00%, 04/01/46(b)	12,025	11,146,603
		55,190,308
55
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 2.8%
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	$6,530	$6,397,667
6.80%, 01/24/30(a)(b)	13,350	13,173,992
Genworth Holdings Inc., 6.50%, 06/15/34(b)	7,913	7,853,647
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	12,898	14,280,171
Provident Financing Trust I, 7.41%, 03/15/38	3,930	4,258,113
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(c)(e)	5,025	4,786,312
		50,749,902
Iron & Steel — 1.0%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	3,002	3,047,454
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	7,027	6,448,149
U.S. Steel Corp., 6.65%, 06/01/37	8,136	8,259,508
		17,755,111
Leisure Time — 1.8%
Carnival Corp.
6.65%, 01/15/28(b)	5,907	6,007,253
7.88%, 06/01/27(b)	3,600	3,794,628
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	14,756	14,058,313
7.50%, 10/15/27	8,769	9,293,572
		33,153,766
Lodging — 1.1%
Travel & Leisure Co.
6.00%, 04/01/27(b)	12,030	12,136,594
6.60%, 10/01/25	7,962	8,018,637
		20,155,231
Manufacturing — 0.6%
Hillenbrand Inc., 5.00%, 09/15/26	10,670	10,578,053
Media — 1.8%
Belo Corp.
7.25%, 09/15/27(b)	7,111	7,323,942
7.75%, 06/01/27(b)	6,021	6,255,227
Historic TW Inc., 8.30%, 01/15/36(b)	625	668,352
Liberty Interactive LLC
8.25%, 02/01/30(b)	13,889	7,137,173
8.50%, 07/15/29(b)	7,899	4,167,686
Warner Media LLC, 7.63%, 04/15/31(b)	6,157	6,483,896
		32,036,276
Mining — 2.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	16,367	15,388,708
5.50%, 12/15/27(a)(b)	8,535	8,493,403
6.13%, 05/15/28(a)(b)	13,843	13,892,719
7.13%, 03/15/31(a)(b)	1,400	1,460,137
		39,234,967
Office & Business Equipment — 0.6%
Xerox Corp.
4.80%, 03/01/35(b)	7,422	4,298,127
6.75%, 12/15/39(b)	10,363	6,957,640
		11,255,767
Office Furnishings — 0.7%
Steelcase Inc., 5.13%, 01/18/29(b)	13,333	12,849,705
Oil & Gas — 2.9%
Global Marine Inc., 7.00%, 06/01/28(b)	7,804	7,380,591
Murphy Oil Corp.
5.88%, 12/01/42(b)	10,101	8,904,453
7.05%, 05/01/29(b)	5,067	5,272,897
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Inc.
6.80%, 03/15/38(b)	$18,189	$15,094,262
7.50%, 04/15/31(b)	11,547	10,750,734
9.35%, 12/15/41(b)	5,211	4,664,608
		52,067,545
Packaging & Containers — 2.0%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	10,215	10,610,914
Pactiv LLC
7.95%, 12/15/25(b)	5,468	5,588,634
8.38%, 04/15/27(b)	4,809	5,054,410
Sealed Air Corp., 6.88%, 07/15/33(a)	13,296	14,084,850
		35,338,808
Pipelines — 8.4%
Buckeye Partners LP
3.95%, 12/01/26(b)	17,787	17,092,859
4.13%, 12/01/27(b)	12,131	11,605,209
5.60%, 10/15/44	8,811	7,454,997
5.85%, 11/15/43	13,021	11,239,821
6.75%, 08/15/33(b)	2,721	2,730,292
EQM Midstream Partners LP
4.13%, 12/01/26	14,145	13,863,094
5.50%, 07/15/28(b)	24,046	23,944,804
6.50%, 07/15/48	15,578	15,685,885
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	1,600	1,577,103
4.80%, 05/15/30(a)(b)	10,275	9,500,353
4.95%, 07/15/29(a)(b)	16,070	15,100,782
6.88%, 04/15/40(a)	14,955	14,177,692
7.50%, 07/15/38(a)(b)	7,214	7,272,598
		151,245,489
Real Estate Investment Trusts — 8.9%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	13,162	12,314,280
4.55%, 10/01/29(b)	10,366	9,550,103
8.30%, 03/15/28(b)	10,210	10,675,008
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	14,799	13,076,119
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	11,901	8,697,026
3.95%, 11/01/27(b)	11,657	10,462,573
4.65%, 04/01/29(b)	14,871	11,908,236
5.95%, 02/15/28(b)	10,211	9,058,196
Office Properties Income Trust, 9.00%, 09/30/29(a)	150	126,824
Service Properties Trust
3.95%, 01/15/28(b)	10,360	8,881,576
4.38%, 02/15/30(b)	10,414	7,894,254
4.75%, 10/01/26	11,833	11,200,918
4.95%, 02/15/27(b)	10,448	9,707,494
4.95%, 10/01/29(b)	11,018	8,797,123
5.25%, 02/15/26(b)	8,159	7,929,608
Vornado Realty LP
2.15%, 06/01/26	11,754	11,128,148
3.40%, 06/01/31(b)	10,253	8,732,143
		160,139,629
Retail — 14.6%
Advance Auto Parts Inc.
1.75%, 10/01/27	10,265	9,146,275
3.50%, 03/15/32(b)	10,410	8,562,319
3.90%, 04/15/30(b)	14,731	13,097,710
5.90%, 03/09/26(b)	8,218	8,273,493
5.95%, 03/09/28(b)	8,810	8,881,824
Schedule of Investments
56

Schedule of Investments (continued)
October 31, 2024
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Bath & Body Works Inc.
6.95%, 03/01/33(b)	$8,451	$8,378,662
7.60%, 07/15/37(b)	5,980	5,903,499
Kohl's Corp.
4.25%, 07/17/25(b)	2,100	2,073,606
4.63%, 05/01/31(b)	14,593	12,071,885
5.55%, 07/17/45(b)	12,607	8,530,866
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	7,389	5,083,977
4.50%, 12/15/34(b)	11,012	9,197,075
5.13%, 01/15/42(b)	7,384	5,685,661
6.38%, 03/15/37	5,609	4,921,102
6.70%, 07/15/34(a)(b)	5,268	4,529,358
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	8,800	9,541,509
Nordstrom Inc.
4.00%, 03/15/27(b)	8,617	8,259,011
4.25%, 08/01/31(b)	10,440	9,199,717
4.38%, 04/01/30(b)	12,408	11,250,044
5.00%, 01/15/44(b)	23,709	17,807,716
6.95%, 03/15/28(b)	7,382	7,636,054
QVC Inc.
5.45%, 08/15/34(b)	11,738	7,663,249
5.95%, 03/15/43	8,452	5,187,836
6.88%, 04/15/29(a)(b)	2,700	2,322,808
Walgreen Co., 4.40%, 09/15/42	4,122	2,692,005
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	7,605	6,037,247
3.45%, 06/01/26(b)	20,300	19,534,652
4.10%, 04/15/50(b)	12,145	7,837,049
4.50%, 11/18/34(b)	4,666	3,629,661
4.65%, 06/01/46(b)	4,853	3,143,980
4.80%, 11/18/44(b)	13,314	9,813,007
Yum! Brands Inc.
5.35%, 11/01/43(b)	8,036	7,830,699
6.88%, 11/15/37	9,628	10,711,247
		264,434,803
Telecommunications — 11.0%
Embarq Corp., 8.00%, 06/01/36	36,000	15,474,275
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	8,950	9,303,187
Frontier North Inc., Series G, 6.73%, 02/15/28	5,966	6,103,257
Level 3 Financing Inc.
10.50%, 04/15/29(a)(b)	400	445,876
10.75%, 12/15/30(a)(b)	400	448,201
11.00%, 11/15/29(a)	400	451,398
Lumen Technologies Inc.
10.00%, 10/15/32(a)(b)	5,900	5,877,011
Series P, 7.60%, 09/15/39	10,563	7,735,078
Series U, 7.65%, 03/15/42	6,035	4,385,949
Optics Bidco SpA, Series 2033, 6.38%, 11/15/33(a)	400	404,271
Qwest Corp., 7.25%, 09/15/25(b)	3,200	3,188,054
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(c)	21,913	21,443,347
Telecom Italia Capital SA
6.00%, 09/30/34(b)	13,134	12,753,130
Security	Par (000)	Value
Telecommunications (continued)
6.38%, 11/15/33(b)	$13,108	$13,287,698
7.20%, 07/18/36	13,113	13,319,856
7.72%, 06/04/38	13,212	13,739,555
U.S. Cellular Corp., 6.70%, 12/15/33(b)	16,052	17,356,716
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(c)	51,071	53,597,748
		199,314,607
Transportation — 0.5%
XPO CNW Inc., 6.70%, 05/01/34(b)	9,031	9,462,525
Total Corporate Bonds & Notes — 98.1% (Cost: $1,847,602,388)		1,774,021,586
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	87,228	138,693
Total Common Stocks — 0.0% (Cost $0)		138,693
Total Long-Term Investments — 98.1% (Cost: $1,847,602,388)		1,774,160,279
Short-Term Securities
Money Market Funds — 19.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	341,354,932	341,593,881
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	12,240,000	12,240,000
Total Short-Term Securities — 19.6% (Cost: $353,641,762)		353,833,881
Total Investments — 117.7% (Cost: $2,201,244,150)		2,127,994,160
Liabilities in Excess of Other Assets — (17.7)%		(320,441,038)
Net Assets — 100.0%		$1,807,553,122

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
57
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Fallen Angels USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$165,226,512	$176,299,012 (a)	$—	$(26,288)	$94,645	$341,593,881	341,354,932	$2,012,726 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,440,000	7,800,000 (a)	—	—	—	12,240,000	12,240,000	581,773	—
				$(26,288)	$94,645	$353,833,881		$2,594,499	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,774,021,586	$—	$1,774,021,586
Common Stocks	—	138,693	—	138,693
Short-Term Securities
Money Market Funds	353,833,881	—	—	353,833,881
	$353,833,881	$1,774,160,279	$—	$2,127,994,160
See notes to financial statements.
Schedule of Investments
58

Statements of Assets and Liabilities
October 31, 2024

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$5,898,336,788	$20,184,985,760	$153,689,736	$1,774,160,279
Investments, at value—affiliated(c)	1,029,154,167	3,557,241,380	36,456,621	353,833,881
Cash	3,158,192	4,781,496	5,084	12,506
Foreign currency, at value(d)	8,590	536	87	—
Receivables:
Investments sold	26,725,118	227,989,507	5,466,021	—
Securities lending income—affiliated	464,634	1,569,609	14,362	167,381
Capital shares sold	131,003	3,103,789	—	11,931
Dividends—affiliated	165,862	292,145	4,275	81,961
Interest—unaffiliated	94,916,795	334,400,167	2,412,775	27,215,879
Total assets	7,053,061,149	24,314,364,389	198,048,961	2,155,483,818
LIABILITIES
Collateral on securities loaned, at value	997,198,888	3,488,023,152	35,217,097	341,702,658
Payables:
Investments purchased	50,819,234	220,227,566	4,408,576	5,747,069
Capital shares redeemed	—	—	—	91,836
Investment advisory fees	1,537,119	1,362,978	46,072	389,133
Total liabilities	1,049,555,241	3,709,613,696	39,671,745	347,930,696
Commitments and contingent liabilities
NET ASSETS	$6,003,505,908	$20,604,750,693	$158,377,216	$1,807,553,122
NET ASSETS CONSIST OF
Paid-in capital	$6,461,370,654	$21,142,743,030	$171,671,960	$2,036,559,374
Accumulated loss	(457,864,746)	(537,992,337)	(13,294,744)	(229,006,252)
NET ASSETS	$6,003,505,908	$20,604,750,693	$158,377,216	$1,807,553,122
NET ASSET VALUE
Shares outstanding	139,700,000	554,300,000	3,400,000	67,050,000
Net asset value	$42.97	$37.17	$46.58	$26.96
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$5,848,734,211	$20,464,348,646	$156,483,822	$1,847,602,388
(b) Securities loaned, at value	$957,221,922	$3,350,603,878	$33,873,858	$329,352,344
(c) Investments, at cost—affiliated	$1,028,480,050	$3,555,598,194	$36,432,797	$353,641,762
(d) Foreign currency, at cost	$8,426	$514	$84	$—
See notes to financial statements.
59
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2024

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,760,812	$2,678,624	$57,985	$581,773
Interest—unaffiliated	406,690,536	935,524,141	8,571,040	102,128,696
Securities lending income—affiliated—net	5,054,401	13,900,045	163,542	2,012,726
Other income—unaffiliated	1,164,308	2,364,520	71,028	1,568,984
Total investment income	414,670,057	954,467,330	8,863,595	106,292,179
EXPENSES
Investment advisory	17,217,617	12,535,367	456,864	4,137,917
Litigation fees	382,439	183,643	—	—
Interest expense	—	5,247	—	—
Total expenses	17,600,056	12,724,257	456,864	4,137,917
Less:
Investment advisory fees waived	—	(1,202,463)	—	—
Total expenses after fees waived	17,600,056	11,521,794	456,864	4,137,917
Net investment income	397,070,001	942,945,536	8,406,731	102,154,262
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(47,985,989)	(85,563,740)	(2,136,682)	(28,126,475)
Investments—affiliated	(4,808)	(85,553)	600	(26,288)
In-kind redemptions—unaffiliated(a)	23,601,604	161,564,880	129,587	11,422,507
	(24,389,193)	75,915,587	(2,006,495)	(16,730,256)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	330,621,544	857,979,006	13,570,393	152,998,771
Investments—affiliated	273,065	827,829	9,052	94,645
Foreign currency translations	217	9	3	—
	330,894,826	858,806,844	13,579,448	153,093,416
Net realized and unrealized gain	306,505,633	934,722,431	11,572,953	136,363,160
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$703,575,634	$1,877,667,967	$19,979,684	$238,517,422
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
60

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$397,070,001	$373,411,860	$942,945,536	$601,936,703
Net realized gain (loss)	(24,389,193)	(102,622,558)	75,915,587	(134,049,745)
Net change in unrealized appreciation (depreciation)	330,894,826	77,213,999	858,806,844	25,289,392
Net increase in net assets resulting from operations	703,575,634	348,003,301	1,877,667,967	493,176,350
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(388,893,337)	(379,354,244)	(885,241,007)	(605,921,384)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,094,480,264	(2,351,453,187)	10,596,189,652	1,014,220,228
NET ASSETS
Total increase (decrease) in net assets	1,409,162,561	(2,382,804,130)	11,588,616,612	901,475,194
Beginning of year	4,594,343,347	6,977,147,477	9,016,134,081	8,114,658,887
End of year	$6,003,505,908	$4,594,343,347	$20,604,750,693	$9,016,134,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
61
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,406,731	$6,908,202	$102,154,262	$79,482,012
Net realized loss	(2,006,495)	(7,628,505)	(16,730,256)	(148,493,749)
Net change in unrealized appreciation (depreciation)	13,579,448	5,247,325	153,093,416	183,439,404
Net increase in net assets resulting from operations	19,979,684	4,527,022	238,517,422	114,427,667
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,341,647)	(7,071,781)	(100,134,248)	(84,879,810)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	36,695,567	(17,376,606)	411,137,004	(448,987,577)
NET ASSETS
Total increase (decrease) in net assets	48,333,604	(19,921,365)	549,520,178	(419,439,720)
Beginning of year	110,043,612	129,964,977	1,258,032,944	1,677,472,664
End of year	$158,377,216	$110,043,612	$1,807,553,122	$1,258,032,944

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
62

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$40.44	$40.83	$45.51	$43.75	$46.20
Net investment income(a)	2.92	2.64	2.10	2.09	2.26
Net realized and unrealized gain (loss)(b)	2.49	(0.36)	(4.58)	1.90	(2.36)
Net increase (decrease) from investment operations	5.41	2.28	(2.48)	3.99	(0.10)
Distributions from net investment income(c)	(2.88)	(2.67)	(2.20)	(2.23)	(2.35)
Net asset value, end of year	$42.97	$40.44	$40.83	$45.51	$43.75
Total Return(d)
Based on net asset value	13.78%	5.69%	(5.55)%	9.25%	(0.10)%
Ratios to Average Net Assets(e)
Total expenses	0.31%(f)	0.30%	0.30%	0.30%	0.30%
Net investment income	6.92%	6.42%	4.90%	4.59%	5.15%
Supplemental Data
Net assets, end of year (000)	$6,003,506	$4,594,343	$6,977,147	$5,433,846	$4,904,298
Portfolio turnover rate(g)	36%	26%	23%	39%	45%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Includes non-recurring expense of litigation fees. Without this cost, total expenses would have been 0.30%.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
63
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$34.11	$34.49	$41.21	$39.34	$40.61
Net investment income(a)	2.54	2.32	2.03	2.02	2.21
Net realized and unrealized gain (loss)(b)	2.99	(0.34)	(6.68)	1.97	(1.23)
Net increase (decrease) from investment operations	5.53	1.98	(4.65)	3.99	0.98
Distributions from net investment income(c)	(2.47)	(2.36)	(2.07)	(2.12)	(2.25)
Net asset value, end of year	$37.17	$34.11	$34.49	$41.21	$39.34
Total Return(d)
Based on net asset value	16.68%	5.80%	(11.59)%	10.31%	2.61%
Ratios to Average Net Assets(e)
Total expenses	0.09%(f)	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived	0.09%(f)	0.15%	0.15%	0.15%	0.15%
Net investment income	6.96%	6.65%	5.42%	4.91%	5.67%
Supplemental Data
Net assets, end of year (000)	$20,604,751	$9,016,134	$8,114,659	$8,308,643	$6,194,074
Portfolio turnover rate(g)	21%	13%	12%	24%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Includes non-recurring expense of litigation fees. Without this cost, total expenses would have been 0.08%.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
64

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$42.32	$43.32	$51.90	$51.03	$51.81
Net investment income(a)	2.92	2.57	2.13	1.97	2.41
Net realized and unrealized gain (loss)(b)	4.27	(0.95)	(8.21)	1.18	(0.73)
Net increase (decrease) from investment operations	7.19	1.62	(6.08)	3.15	1.68
Distributions(c)
From net investment income	(2.93)	(2.62)	(2.21)	(2.07)	(2.46)
From net realized gain	—	—	(0.29)	(0.21)	—
Total distributions	(2.93)	(2.62)	(2.50)	(2.28)	(2.46)
Net asset value, end of year	$46.58	$42.32	$43.32	$51.90	$51.03
Total Return(d)
Based on net asset value	17.45%	3.70%	(12.03)%	6.25%	3.42%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.47%
Net investment income	6.44%	5.89%	4.53%	3.78%	4.78%
Supplemental Data
Net assets, end of year (000)	$158,377	$110,044	$129,965	$124,566	$61,235
Portfolio turnover rate(f)	30%	28%	23%	43%	85%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
65
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$24.50	$24.21	$30.04	$27.29	$26.58
Net investment income(a)	1.63	1.32	1.10	1.06	1.54
Net realized and unrealized gain (loss)(b)	2.45	0.37	(5.79)	2.83	0.65
Net increase (decrease) from investment operations	4.08	1.69	(4.69)	3.89	2.19
Distributions from net investment income(c)	(1.62)	(1.40)	(1.14)	(1.14)	(1.48)
Net asset value, end of year	$26.96	$24.50	$24.21	$30.04	$27.29
Total Return(d)
Based on net asset value	17.00%	7.06%	(15.88)%	14.45%	8.68%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	6.17%	5.31%	4.02%	3.57%	5.84%
Supplemental Data
Net assets, end of year (000)	$1,807,553	$1,258,033	$1,677,473	$4,676,501	$321,971
Portfolio turnover rate(f)	22%	26%	26%	21%	51%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
66

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
67
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned
Notes to Financial Statements
68

Notes to Financial Statements  (continued)
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$140,920,102	$(140,920,102)	$—	$—
Barclays Capital, Inc.	29,206,820	(29,206,820)	—	—
BMO Capital Markets Corp.	15,703,391	(15,703,391)	—	—
BNP Paribas SA	149,229,123	(149,229,123)	—	—
BofA Securities, Inc.	24,149,891	(24,149,891)	—	—
Citadel Clearing LLC	19,661,948	(19,661,948)	—	—
Citigroup Global Markets, Inc.	12,515,299	(12,515,299)	—	—
Deutsche Bank Securities, Inc.	110,650,528	(110,650,528)	—	—
Goldman Sachs & Co. LLC	114,913,775	(114,913,775)	—	—
HSBC Securities (USA), Inc.	5,377,619	(5,377,619)	—	—
J.P. Morgan Securities LLC	129,862,896	(129,862,896)	—	—
Jefferies LLC	18,067,316	(18,067,316)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	4,642,317	(4,642,317)	—	—
Nomura Securities International, Inc.	5,564,426	(5,564,426)	—	—
Pershing LLC	3,098,801	(3,098,801)	—	—
RBC Capital Markets LLC	49,318,541	(49,318,541)	—	—
Scotia Capital (USA), Inc.	32,804,290	(32,804,290)	—	—
State Street Bank & Trust Co.	14,991,556	(14,991,556)	—	—
TD Securities (USA) LLC	9,913,179	(9,913,179)	—	—
Toronto-Dominion Bank	25,319,790	(25,319,790)	—	—
UBS AG	1,387,763	(1,387,763)	—	—
UBS Securities LLC	25,679,391	(25,679,391)	—	—
Wells Fargo Bank N.A.	2,143,058	(2,143,058)	—	—
Wells Fargo Securities LLC	12,100,102	(12,100,102)	—	—
	$957,221,922	$(957,221,922)	$—	$—
69
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD High Yield Corporate Bond
Barclays Bank PLC	$681,451,909	$(681,451,909)	$—	$—
Barclays Capital, Inc.	93,133,637	(93,133,637)	—	—
BMO Capital Markets Corp.	56,825,393	(56,825,393)	—	—
BNP Paribas SA	63,845,779	(63,845,779)	—	—
BofA Securities, Inc.	132,298,693	(132,298,693)	—	—
Citadel Clearing LLC	52,738,005	(52,738,005)	—	—
Citigroup Global Markets, Inc.	81,346,151	(81,346,151)	—	—
Goldman Sachs & Co. LLC	431,532,490	(431,532,490)	—	—
J.P. Morgan Securities LLC	528,129,790	(528,129,790)	—	—
Jefferies LLC	79,880,768	(79,880,768)	—	—
Morgan Stanley	228,855,248	(228,855,248)	—	—
Nomura Securities International, Inc.	51,187,524	(51,187,524)	—	—
Pershing LLC	25,468,776	(25,468,776)	—	—
RBC Capital Markets LLC	263,461,479	(263,461,479)	—	—
Scotia Capital (USA), Inc.	106,684,457	(106,684,457)	—	—
State Street Bank & Trust Co.	229,660,962	(229,660,962)	—	—
TD Securities (USA) LLC	31,772,546	(31,772,546)	—	—
Toronto-Dominion Bank	97,186,013	(97,186,013)	—	—
UBS AG	1,419,793	(1,419,793)	—	—
UBS Securities LLC	37,869,616	(37,869,616)	—	—
Wells Fargo Bank N.A.	17,696,822	(17,696,822)	—	—
Wells Fargo Securities LLC	58,158,027	(58,158,027)	—	—
	$3,350,603,878	$(3,350,603,878)	$—	$—
ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$3,809,322	$(3,809,322)	$—	$—
Barclays Capital, Inc.	1,347,262	(1,347,262)	—	—
BMO Capital Markets Corp.	608,887	(608,887)	—	—
BNP Paribas SA	5,830,502	(5,830,502)	—	—
Citadel Clearing LLC	334,737	(334,737)	—	—
Citigroup Global Markets, Inc.	1,060,542	(1,060,542)	—	—
HSBC Securities (USA), Inc.	239,155	(239,155)	—	—
J.P. Morgan Securities LLC	7,216,036	(7,216,036)	—	—
Jefferies LLC	781,492	(781,492)	—	—
Morgan Stanley	2,522,270	(2,522,270)	—	—
Pershing LLC	460,494	(460,494)	—	—
RBC Capital Markets LLC	2,614,497	(2,614,497)	—	—
Scotia Capital (USA), Inc.	1,762,810	(1,762,810)	—	—
State Street Bank & Trust Co.	4,051,940	(4,051,940)	—	—
Toronto-Dominion Bank	419,093	(419,093)	—	—
UBS Securities LLC	69,959	(69,959)	—	—
Wells Fargo Bank N.A.	167,014	(167,014)	—	—
Wells Fargo Securities LLC	577,846	(577,846)	—	—
	$33,873,858	$(33,873,858)	$—	$—
Notes to Financial Statements
70

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Fallen Angels USD Bond
Barclays Bank PLC	$87,869,211	$(87,869,211)	$—	$—
BMO Capital Markets Corp.	2,626,626	(2,626,626)	—	—
BNP Paribas SA	46,486,192	(46,486,192)	—	—
BofA Securities, Inc.	15,708,142	(15,708,142)	—	—
Citigroup Global Markets, Inc.	3,897,822	(3,897,822)	—	—
Goldman Sachs & Co. LLC	38,432,168	(38,432,168)	—	—
J.P. Morgan Securities LLC	40,077,521	(40,077,521)	—	—
Jefferies LLC	10,671,821	(10,671,821)	—	—
Morgan Stanley	30,905,363	(30,905,363)	—	—
Pershing LLC	5,850,899	(5,850,899)	—	—
RBC Capital Markets LLC	7,982,625	(7,982,625)	—	—
Scotia Capital (USA), Inc.	6,601,881	(6,601,881)	—	—
State Street Bank & Trust Co.	8,110,686	(8,110,686)	—	—
TD Securities (USA) LLC	2,773,826	(2,773,826)	—	—
Toronto-Dominion Bank	6,528,507	(6,528,507)	—	—
UBS Securities LLC	1,421,648	(1,421,648)	—	—
Wells Fargo Bank N.A.	1,473,796	(1,473,796)	—	—
Wells Fargo Securities LLC	11,933,610	(11,933,610)	—	—
	$329,352,344	$(329,352,344)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.08
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25
Effective December 15, 2023, for its investment advisory services to the iShares Broad USD High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2023, BFA was entitled to an annual investment advisory fee of 0.22%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Broad USD High Yield Corporate Bond ETF, from the period November 28, 2023 to December 15, 2023, BFA contractually waived a portion of its management fee so that the Fund’s total annual fund operating expenses after fee waiver did not exceed 0.08%. This contractual waiver was terminated as of December 15, 2023. Prior to November 28, 2023, BFA
71
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
had contractually agreed to waive a portion of its investment advisory fee through February 29, 2024 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.15% of average daily net assets.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Broad USD High Yield Corporate Bond	$1,202,463
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares 0-5 Year High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares Broad USD High Yield Corporate Bond ETF and iShares ESG Advanced High Yield Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year High Yield Corporate Bond	$1,413,225
Broad USD High Yield Corporate Bond	3,840,518
ESG Advanced High Yield Corporate Bond	46,635
Fallen Angels USD Bond	544,003
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
Notes to Financial Statements
72

Notes to Financial Statements  (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$2,113,110,345	$2,038,400,834
Broad USD High Yield Corporate Bond	2,963,699,355	2,770,962,286
ESG Advanced High Yield Corporate Bond	38,389,105	39,770,068
Fallen Angels USD Bond	355,940,803	361,842,586
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$2,028,063,886	$1,038,305,631
Broad USD High Yield Corporate Bond	15,511,191,449	5,299,583,024
ESG Advanced High Yield Corporate Bond	40,325,266	4,461,048
Fallen Angels USD Bond	728,484,264	318,437,943
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
0-5 Year High Yield Corporate Bond	$23,598,482	$ (23,598,482)
Broad USD High Yield Corporate Bond	161,427,374	(161,427,374)
ESG Advanced High Yield Corporate Bond	129,587	(129,587)
Fallen Angels USD Bond	11,088,871	(11,088,871)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
0-5 Year High Yield Corporate Bond
Ordinary income	$388,893,337	$379,354,244
Broad USD High Yield Corporate Bond
Ordinary income	$885,241,007	$605,921,384
ESG Advanced High Yield Corporate Bond
Ordinary income	$8,341,647	$7,071,781
Fallen Angels USD Bond
Ordinary income	$100,134,248	$84,879,810
73
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
0-5 Year High Yield Corporate Bond	$36,035,868	$(537,496,773)	$43,596,159	$(457,864,746)
Broad USD High Yield Corporate Bond	120,008,992	(354,169,509)	(303,831,820)	(537,992,337)
ESG Advanced High Yield Corporate Bond	840,092	(10,969,499)	(3,165,337)	(13,294,744)
Fallen Angels USD Bond	9,671,887	(159,951,517)	(78,726,622)	(229,006,252)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and the accrual of income on securities in default.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$6,883,894,961	$115,158,148	$(71,562,154)	$43,595,994
Broad USD High Yield Corporate Bond	24,046,058,982	151,103,148	(454,934,990)	(303,831,842)
ESG Advanced High Yield Corporate Bond	193,311,697	2,924,439	(6,089,779)	(3,165,340)
Fallen Angels USD Bond	2,206,720,782	23,032,433	(101,759,055)	(78,726,622)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit
Notes to Financial Statements
74

Notes to Financial Statements  (continued)
risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year High Yield Corporate Bond
Shares sold	51,200,000	$2,155,851,927	41,500,000	$1,711,024,847
Shares redeemed	(25,100,000)	(1,061,371,663)	(98,800,000)	(4,062,478,034)
	26,100,000	$1,094,480,264	(57,300,000)	$(2,351,453,187)
Broad USD High Yield Corporate Bond
Shares sold	438,550,000	$16,005,843,297	189,850,000	$6,630,541,378
Shares redeemed	(148,600,000)	(5,409,653,645)	(160,800,000)	(5,616,321,150)
	289,950,000	$10,596,189,652	29,050,000	$1,014,220,228
ESG Advanced High Yield Corporate Bond
Shares sold	900,000	$41,254,827	250,000	$10,893,485
Shares redeemed	(100,000)	(4,559,260)	(650,000)	(28,270,091)
	800,000	$36,695,567	(400,000)	$(17,376,606)
75
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Fallen Angels USD Bond
Shares sold	28,200,000	$741,783,562	33,100,000	$825,571,750
Shares redeemed	(12,500,000)	(330,646,558)	(51,050,000)	(1,274,559,327)
	15,700,000	$411,137,004	(17,950,000)	$(448,987,577)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
76

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares 0-5 Year High Yield Corporate Bond ETF
iShares Broad USD High Yield Corporate Bond ETF
iShares ESG Advanced High Yield Corporate Bond ETF
iShares Fallen Angels USD Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
77
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
0-5 Year High Yield Corporate Bond	$267,707
Broad USD High Yield Corporate Bond	420,123
ESG Advanced High Yield Corporate Bond	8,881
Fallen Angels USD Bond	89,667
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
0-5 Year High Yield Corporate Bond	$392,482,482
Broad USD High Yield Corporate Bond	932,462,952
ESG Advanced High Yield Corporate Bond	8,317,486
Fallen Angels USD Bond	100,257,286
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
0-5 Year High Yield Corporate Bond	$318,891,255
Broad USD High Yield Corporate Bond	792,783,637
ESG Advanced High Yield Corporate Bond	6,958,249
Fallen Angels USD Bond	81,566,203
Important Tax Information
78

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m.  This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
79
2024 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Broad USD High Yield Corporate Bond ETF (the "Fund") is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
80

Board Review and Approval of Investment Advisory Contract
iShares 0-5 Year High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA   and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA   reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided
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2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
82

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Broad USD High Yield Corporate Bond ETF, iShares Fallen Angels USD Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
83
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
Board Review and Approval of Investment Advisory Contract
84

Board Review and Approval of Investment Advisory Contract (continued)
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
86

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2024 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
• iShares International Treasury Bond ETF | IGOV | NASDAQ

2

Schedule of Investments
October 31, 2024
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bond
0.25%, 11/21/25(a)	AUD 1,108	$700,095
0.50%, 09/21/26(a)	AUD 1,310	807,350
4.25%, 04/21/26(a)	AUD 970	639,959
4.75%, 04/21/27(a)	AUD 1,390	930,109
		3,077,513
Austria — 4.6%
Republic of Austria Government Bond
0.50%, 04/20/27(b)	EUR 990	1,028,090
0.75%, 10/20/26(b)	EUR 907	955,679
4.85%, 03/15/26(b)	EUR 672	753,043
6.25%, 07/15/27	EUR 310	370,434
		3,107,246
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR 510	516,364
0.80%, 06/22/27(b)	EUR 1,080	1,126,604
1.00%, 06/22/26(b)	EUR 710	754,849
4.50%, 03/28/26(b)	EUR 632	706,294
		3,104,111
Canada — 4.5%
Canadian Government Bond
0.25%, 03/01/26	CAD 390	269,758
1.00%, 09/01/26	CAD 300	207,702
1.00%, 06/01/27	CAD 210	143,658
1.25%, 03/01/27	CAD 370	255,175
1.50%, 06/01/26	CAD 110	77,122
2.75%, 09/01/27	CAD 360	256,653
3.00%, 04/01/26	CAD 280	200,810
3.25%, 11/01/26	CAD 320	230,570
4.00%, 05/01/26	CAD 593	431,222
4.00%, 08/01/26	CAD 520	379,045
4.50%, 11/01/25	CAD 450	327,244
4.50%, 02/01/26	CAD 400	291,952
		3,070,911
Denmark — 2.1%
Denmark Government Bond
1.75%, 11/15/25	DKK 6,960	1,011,155
2.25%, 11/15/26	DKK 2,990	436,853
		1,448,008
Finland — 3.4%
Finland Government Bond
0.00%, 09/15/26(b)	EUR 390	405,641
0.50%, 04/15/26(b)	EUR 659	697,100
0.50%, 09/15/27(b)	EUR 570	588,180
1.38%, 04/15/27(b)	EUR 610	647,344
		2,338,265
France — 11.6%
French Republic Government Bond OAT
0.00%, 02/25/26(a)(b)	EUR 710	748,361
0.00%, 02/25/27(b)	EUR 660	677,927
0.25%, 11/25/26(a)(b)	EUR 545	566,443
0.50%, 05/25/26(a)(b)	EUR 870	918,804
1.00%, 11/25/25(a)(b)	EUR 720	770,805
1.00%, 05/25/27(b)	EUR 760	795,689
2.50%, 09/24/26(a)(b)	EUR 1,080	1,174,535
2.50%, 09/24/27(b)	EUR 440	477,605
2.75%, 10/25/27(b)	EUR 1,170	1,279,285
Security	Par (000)	Value
France (continued)
3.50%, 04/25/26(a)(b)	EUR 466	$514,495
		7,923,949
Germany — 8.6%
Bundesobligation
0.00%, 04/10/26(a)	EUR 400	420,977
0.00%, 10/09/26(a)	EUR 470	489,832
0.00%, 04/16/27(a)	EUR 500	515,621
1.30%, 10/15/27(a)	EUR 710	753,350
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 480	501,580
0.25%, 02/15/27(a)	EUR 614	639,520
0.50%, 02/15/26(a)	EUR 690	733,277
0.50%, 08/15/27(a)	EUR 560	582,417
Bundesschatzanweisungen
2.50%, 03/19/26(a)	EUR 230	250,570
2.70%, 09/17/26(a)	EUR 370	405,248
2.90%, 06/18/26(a)	EUR 150	164,530
3.10%, 12/12/25(a)	EUR 360	394,116
		5,851,038
Ireland — 3.1%
Ireland Government Bond
0.20%, 05/15/27(a)	EUR 788	813,261
1.00%, 05/15/26(a)	EUR 1,179	1,256,423
		2,069,684
Israel — 3.4%
Israel Government Bond
0.50%, 02/27/26	ILS 2,883	733,207
2.00%, 03/31/27	ILS 4,770	1,204,053
3.75%, 09/30/27	ILS 1,130	295,642
6.25%, 10/30/26	ILS 170	47,006
		2,279,908
Italy — 10.5%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 400	418,875
0.00%, 08/01/26(a)	EUR 380	394,761
0.50%, 02/01/26(a)	EUR 407	430,619
0.85%, 01/15/27(a)	EUR 240	250,889
0.95%, 09/15/27(a)	EUR 430	444,846
1.10%, 04/01/27(a)	EUR 320	335,208
1.25%, 12/01/26(a)	EUR 380	401,643
1.60%, 06/01/26(a)	EUR 400	428,082
2.00%, 12/01/25(a)	EUR 290	313,189
2.05%, 08/01/27(a)	EUR 230	245,772
2.10%, 07/15/26(a)	EUR 260	280,236
2.20%, 06/01/27(a)	EUR 430	462,035
2.50%, 11/15/25(a)	EUR 210	227,980
2.95%, 02/15/27(a)	EUR 210	229,385
3.10%, 08/28/26(a)	EUR 420	459,496
3.20%, 01/28/26(a)	EUR 220	240,394
3.45%, 07/15/27(a)	EUR 190	210,233
3.50%, 01/15/26(a)	EUR 360	394,758
3.80%, 04/15/26(a)	EUR 180	198,634
3.85%, 09/15/26(a)	EUR 352	390,549
4.50%, 03/01/26(b)	EUR 359	399,249
		7,156,833
Japan — 9.8%
Japan Government Five Year Bond
0.00%, 03/20/26	JPY 63,500	415,926
0.00%, 06/20/26	JPY 42,900	280,527
0.00%, 09/20/26	JPY 51,550	336,693
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.00%, 12/20/26	JPY 101,550	$662,528
0.00%, 03/20/27	JPY 74,500	485,515
0.00%, 06/20/27	JPY 70,700	460,229
0.10%, 12/20/25	JPY 39,300	258,029
0.10%, 09/20/27	JPY 59,200	385,872
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY 29,050	190,529
0.10%, 06/20/26	JPY 16,950	111,009
0.10%, 09/20/26	JPY 19,950	130,535
0.10%, 09/20/27	JPY 15,950	103,964
0.30%, 12/20/25	JPY 16,800	110,552
Japan Government Twenty Year Bond
2.00%, 12/20/25	JPY 10,450	70,088
2.10%, 03/20/26	JPY 5,000	33,698
2.10%, 03/20/27	JPY 25,800	176,566
2.30%, 03/20/26	JPY 14,650	98,999
2.30%, 06/20/26	JPY 23,550	159,791
Japan Government Two Year Bond
0.00%, 12/01/25	JPY 49,400	324,068
0.10%, 01/01/26	JPY 62,000	407,019
0.10%, 02/01/26	JPY 44,750	293,652
0.20%, 03/01/26	JPY 31,700	208,230
0.30%, 05/01/26	JPY 52,900	347,767
0.40%, 09/01/26	JPY 27,850	183,212
0.40%, 10/01/26	JPY 68,850	452,922
		6,687,920
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(b)	EUR 606	640,825
0.00%, 01/15/27(b)	EUR 680	703,574
0.50%, 07/15/26(b)	EUR 842	888,409
0.75%, 07/15/27(b)	EUR 877	915,035
		3,147,843
New Zealand — 1.6%
New Zealand Government Bond
0.50%, 05/15/26	NZD 795	451,790
4.50%, 04/15/27(a)	NZD 1,080	656,016
		1,107,806
Norway — 1.5%
Norway Government Bond
1.50%, 02/19/26(b)	NOK 5,938	522,238
1.75%, 02/17/27(b)	NOK 5,550	480,722
		1,002,960
Portugal — 4.3%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(b)	EUR 800	833,852
Security	Par (000)	Value
Portugal (continued)
2.88%, 07/21/26(b)	EUR 1,060	$1,163,853
4.13%, 04/14/27(b)	EUR 840	956,106
		2,953,811
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD 800	592,769
1.25%, 11/01/26	SGD 740	544,770
2.13%, 06/01/26	SGD 931	698,740
2.88%, 09/01/27	SGD 340	258,964
3.50%, 03/01/27	SGD 1,320	1,017,295
		3,112,538
Spain — 6.3%
Spain Government Bond
0.00%, 01/31/26	EUR 370	389,938
0.00%, 01/31/27	EUR 390	401,030
0.80%, 07/30/27(b)	EUR 350	363,291
1.30%, 10/31/26(b)	EUR 445	472,993
1.50%, 04/30/27(b)	EUR 390	413,931
1.95%, 04/30/26(b)	EUR 310	334,623
2.15%, 10/31/25(b)	EUR 440	476,552
2.50%, 05/31/27	EUR 450	488,626
2.80%, 05/31/26	EUR 460	502,166
5.90%, 07/30/26(b)	EUR 380	437,001
		4,280,151
Sweden — 1.2%
Sweden Government Bond, 1.00%, 11/12/26(a)	SEK 8,760	808,404
United Kingdom — 4.5%
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP 230	282,546
0.38%, 10/22/26(a)	GBP 624	746,202
1.25%, 07/22/27(a)	GBP 330	393,733
1.50%, 07/22/26(a)	GBP 240	294,997
3.75%, 03/07/27(a)	GBP 600	761,911
4.13%, 01/29/27(a)	GBP 450	576,481
		3,055,870
Total Investments — 99.3% (Cost: $67,283,121)		67,584,769
Other Assets Less Liabilities — 0.7%		498,872
Net Assets — 100.0%		$68,083,641

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® 1-3 Year International Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$10,000	$—	$(10,000)(b)	$—	$—	$—	—	$639	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$67,584,769	$—	$67,584,769
See notes to financial statements.
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bond
0.25%, 11/21/25(a)	AUD 1,100	$695,040
0.50%, 09/21/26(a)	AUD 1,856	1,143,848
1.00%, 12/21/30(a)	AUD 2,117	1,152,244
1.00%, 11/21/31(a)	AUD 2,336	1,228,981
1.25%, 05/21/32	AUD 1,142	601,706
1.50%, 06/21/31(a)	AUD 1,290	713,389
1.75%, 11/21/32(a)	AUD 1,610	869,809
1.75%, 06/21/51(a)	AUD 1,245	431,396
2.25%, 05/21/28(a)	AUD 1,259	780,442
2.50%, 05/21/30(a)	AUD 2,002	1,209,032
2.75%, 11/21/27(a)	AUD 1,339	849,349
2.75%, 11/21/28(a)	AUD 1,540	965,223
2.75%, 11/21/29(a)	AUD 1,194	737,116
2.75%, 06/21/35(a)	AUD 865	484,301
2.75%, 05/21/41(a)	AUD 461	232,772
3.00%, 11/21/33(a)	AUD 1,557	913,342
3.00%, 03/21/47(a)	AUD 1,278	620,621
3.25%, 04/21/29(a)	AUD 1,691	1,075,867
3.25%, 06/21/39(a)	AUD 1,274	711,608
3.50%, 12/21/34(a)	AUD 1,074	649,619
3.75%, 05/21/34(a)	AUD 2,236	1,389,078
3.75%, 04/21/37(a)	AUD 1,584	959,046
4.25%, 04/21/26(a)	AUD 1,620	1,068,798
4.25%, 06/21/34(a)	AUD 730	471,842
4.25%, 12/21/35(a)	AUD 500	320,824
4.50%, 04/21/33(a)	AUD 2,007	1,328,005
4.75%, 04/21/27(a)	AUD 1,837	1,229,216
4.75%, 06/21/54(a)	AUD 567	360,728
		23,193,242
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 10/20/28(b)	EUR 533	525,608
0.00%, 02/20/30(b)	EUR 969	919,219
0.00%, 02/20/31(b)	EUR 1,589	1,460,873
0.00%, 10/20/40(b)	EUR 668	447,959
0.25%, 10/20/36(b)	EUR 464	366,626
0.50%, 04/20/27(b)	EUR 863	896,204
0.50%, 02/20/29(a)(b)	EUR 1,014	1,013,416
0.50%, 02/20/29(b)	EUR 989	988,431
0.70%, 04/20/71(b)	EUR 518	252,766
0.75%, 10/20/26(b)	EUR 1,104	1,163,252
0.75%, 02/20/28(b)	EUR 772	794,313
0.75%, 03/20/51(b)	EUR 883	561,018
0.85%, 06/30/2120(b)	EUR 443	213,181
0.90%, 02/20/32(b)	EUR 917	876,474
1.50%, 02/20/47(b)	EUR 731	592,685
1.50%, 11/02/86(b)	EUR 194	126,530
1.85%, 05/23/49(b)	EUR 473	405,122
2.00%, 07/15/26(b)	EUR 437	471,687
2.10%, 09/20/2117(b)	EUR 498	411,150
2.40%, 05/23/34(b)	EUR 707	740,123
2.90%, 05/23/29(a)(b)	EUR 389	429,270
2.90%, 02/20/33(a)(b)	EUR 1,807	1,978,491
2.90%, 02/20/34(a)(b)	EUR 959	1,045,697
3.15%, 06/20/44(b)	EUR 987	1,077,474
3.15%, 10/20/53(b)	EUR 373	405,731
3.20%, 07/15/39(a)	EUR 280	309,011
3.45%, 10/20/30(a)(b)	EUR 552	625,884
Security	Par (000)	Value
Austria (continued)
3.80%, 01/26/62(b)	EUR 294	$366,329
4.15%, 03/15/37(a)(b)	EUR 1,258	1,528,053
4.85%, 03/15/26(b)	EUR 647	725,028
6.25%, 07/15/27	EUR 1,443	1,724,309
		23,441,914
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR 387	391,829
0.00%, 10/22/31(a)(b)	EUR 637	573,441
0.10%, 06/22/30(b)	EUR 620	586,125
0.35%, 06/22/32(b)	EUR 1,136	1,027,471
0.40%, 06/22/40(b)	EUR 596	422,107
0.65%, 06/22/71(b)	EUR 514	230,965
0.80%, 06/22/27(b)	EUR 319	332,766
0.80%, 06/22/28(b)	EUR 978	1,002,168
0.90%, 06/22/29(b)	EUR 1,668	1,683,007
1.00%, 06/22/26(b)	EUR 1,098	1,167,357
1.00%, 06/22/31(b)	EUR 1,040	1,014,288
1.40%, 06/22/53(b)	EUR 642	438,136
1.45%, 06/22/37(b)	EUR 748	672,227
1.60%, 06/22/47(b)	EUR 408	318,515
1.70%, 06/22/50(b)	EUR 642	492,676
1.90%, 06/22/38(b)	EUR 718	671,273
2.15%, 06/22/66(b)	EUR 419	333,043
2.25%, 06/22/57(b)	EUR 394	325,030
2.70%, 10/22/29(b)	EUR 182	198,921
2.75%, 04/22/39(b)	EUR 141	145,367
2.75%, 04/22/39(a)(b)	EUR 317	326,817
2.85%, 10/22/34(a)(b)	EUR 752	809,317
3.00%, 06/22/33(b)	EUR 917	1,007,441
3.00%, 06/22/34(b)	EUR 619	677,424
3.30%, 06/22/54(b)	EUR 336	351,303
3.30%, 06/22/54(a)(b)	EUR 366	382,670
3.45%, 06/22/43(a)(b)	EUR 324	356,977
3.50%, 06/22/55(b)	EUR 201	217,195
3.50%, 06/22/55(a)(b)	EUR 260	280,948
3.75%, 06/22/45(a)	EUR 652	747,087
4.00%, 03/28/32(a)	EUR 565	663,406
4.25%, 03/28/41(b)	EUR 553	674,293
4.50%, 03/28/26(b)	EUR 730	815,714
5.00%, 03/28/35(b)	EUR 1,133	1,447,341
5.50%, 03/28/28(a)	EUR 1,564	1,864,535
Series 86, 1.25%, 04/22/33(b)	EUR 815	783,326
		23,432,506
Canada — 4.5%
Canadian Government Bond
0.25%, 03/01/26	CAD 2,686	1,857,871
0.50%, 12/01/30	CAD 1,935	1,189,342
1.00%, 09/01/26	CAD 581	402,250
1.00%, 06/01/27	CAD 188	128,609
1.25%, 03/01/27	CAD 273	188,278
1.25%, 06/01/30	CAD 1,443	940,481
1.50%, 06/01/26	CAD 210	147,233
1.50%, 06/01/31	CAD 1,268	823,255
1.50%, 12/01/31	CAD 1,620	1,036,958
1.75%, 12/01/53	CAD 1,484	761,499
2.00%, 06/01/28	CAD 1,199	832,966
2.00%, 06/01/32	CAD 1,147	758,947
2.00%, 12/01/51	CAD 1,633	899,167
2.25%, 06/01/29	CAD 456	318,098
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.50%, 12/01/32	CAD 1,126	$769,264
2.75%, 09/01/27	CAD 358	255,227
2.75%, 06/01/33	CAD 1,090	756,804
2.75%, 12/01/48	CAD 705	460,079
2.75%, 12/01/55	CAD 1,383	890,967
2.75%, 12/01/64	CAD 232	149,997
3.00%, 06/01/34	CAD 1,917	1,352,426
3.25%, 09/01/28	CAD 1,217	881,561
3.25%, 12/01/33	CAD 1,144	824,820
3.25%, 12/01/34	CAD 699	502,536
3.50%, 03/01/28	CAD 722	526,767
3.50%, 09/01/29	CAD 1,249	915,954
3.50%, 12/01/45	CAD 354	262,065
4.00%, 05/01/26	CAD 1,470	1,068,966
4.00%, 08/01/26	CAD 990	721,644
4.00%, 03/01/29	CAD 1,626	1,213,973
4.00%, 06/01/41	CAD 345	270,819
4.50%, 11/01/25	CAD 538	391,239
4.50%, 02/01/26	CAD 830	605,801
5.00%, 06/01/37	CAD 28	23,689
5.75%, 06/01/29	CAD 340	272,002
5.75%, 06/01/33	CAD 57	48,598
		23,450,152
Denmark — 2.7%
Denmark Government Bond
0.00%, 11/15/31	DKK 6,371	803,771
0.25%, 11/15/52	DKK 12,477	1,035,349
0.50%, 11/15/27	DKK 9,216	1,286,497
0.50%, 11/15/29	DKK 14,133	1,910,147
1.75%, 11/15/25	DKK 14,492	2,105,411
2.25%, 11/15/26	DKK 4,144	605,458
2.25%, 11/15/33	DKK 14,171	2,074,811
4.50%, 11/15/39	DKK 21,128	3,887,074
		13,708,518
Finland — 4.6%
Finland Government Bond
0.00%, 09/15/26(a)(b)	EUR 72	74,888
0.00%, 09/15/26(b)	EUR 1,170	1,216,925
0.00%, 09/15/30(b)	EUR 1,277	1,192,297
0.13%, 09/15/31(b)	EUR 1,303	1,191,627
0.13%, 04/15/36(b)	EUR 1,313	1,036,913
0.13%, 04/15/52(b)	EUR 835	426,052
0.25%, 09/15/40(b)	EUR 723	510,543
0.50%, 04/15/26(b)	EUR 1,232	1,303,228
0.50%, 09/15/27(b)	EUR 832	858,536
0.50%, 09/15/28(b)	EUR 1,674	1,688,441
0.50%, 09/15/29(b)	EUR 1,888	1,860,421
0.50%, 04/15/43(a)(b)	EUR 881	612,838
0.75%, 04/15/31(b)	EUR 830	801,146
1.13%, 04/15/34(b)	EUR 751	701,448
1.38%, 04/15/27(b)	EUR 508	539,100
1.38%, 04/15/47(b)	EUR 1,138	902,622
1.50%, 09/15/32(b)	EUR 1,431	1,418,362
2.63%, 07/04/42(b)	EUR 782	799,838
2.75%, 07/04/28(b)	EUR 1,140	1,253,254
2.75%, 04/15/38(b)	EUR 985	1,037,394
2.88%, 04/15/29(a)(b)	EUR 921	1,015,583
2.95%, 04/15/55(a)(b)	EUR 743	784,736
3.00%, 09/15/33(b)	EUR 1,277	1,408,642
Security	Par (000)	Value
Finland (continued)
3.00%, 09/15/34(b)	EUR 923	$1,014,625
		23,649,459
France — 8.5%
French Republic Government Bond OAT
0.00%, 02/25/26(a)(b)	EUR 1,196	1,260,619
0.00%, 02/25/27(a)(b)	EUR 667	685,117
0.00%, 11/25/29(a)(b)	EUR 397	376,691
0.00%, 11/25/29(b)	EUR 610	578,795
0.00%, 11/25/30(a)(b)	EUR 1,268	1,166,722
0.00%, 11/25/31(a)(b)	EUR 1,416	1,260,698
0.00%, 05/25/32(a)(b)	EUR 987	863,611
0.25%, 11/25/26(a)(b)	EUR 975	1,013,361
0.50%, 05/25/26(a)(b)	EUR 1,399	1,477,479
0.50%, 05/25/29(a)(b)	EUR 1,557	1,535,103
0.50%, 05/25/40(b)	EUR 605	431,377
0.50%, 06/25/44(a)(b)	EUR 492	314,842
0.50%, 05/25/72(b)	EUR 285	110,921
0.75%, 02/25/28(a)(b)	EUR 1,038	1,063,485
0.75%, 05/25/28(a)(b)	EUR 1,341	1,366,630
0.75%, 11/25/28(a)(b)	EUR 827	833,991
0.75%, 05/25/52(a)(b)	EUR 545	306,193
0.75%, 05/25/53(b)	EUR 652	358,011
1.00%, 11/25/25(a)(b)	EUR 611	653,622
1.00%, 05/25/27(a)(b)	EUR 1,044	1,093,026
1.25%, 05/25/34(a)(b)	EUR 1,367	1,264,655
1.25%, 05/25/36(b)	EUR 847	749,497
1.25%, 05/25/38(a)(b)	EUR 613	517,163
1.50%, 05/25/31(a)(b)	EUR 1,466	1,469,143
1.50%, 05/25/50(b)	EUR 779	560,866
1.75%, 06/25/39(b)	EUR 837	747,932
1.75%, 05/25/66(b)	EUR 396	269,390
2.00%, 11/25/32(a)(b)	EUR 1,014	1,026,983
2.00%, 05/25/48(b)	EUR 695	575,835
2.50%, 09/24/26(b)	EUR 1,249	1,358,328
2.50%, 09/24/27(b)	EUR 869	943,270
2.50%, 05/25/30(a)(b)	EUR 1,332	1,428,888
2.50%, 05/25/43(a)(b)	EUR 593	561,181
2.75%, 10/25/27(a)(b)	EUR 1,213	1,326,002
2.75%, 02/25/29(a)(b)	EUR 1,297	1,412,928
2.75%, 02/25/30(a)(b)	EUR 359	389,799
3.00%, 05/25/33(a)(b)	EUR 1,083	1,176,620
3.00%, 11/25/34(b)	EUR 730	785,561
3.00%, 06/25/49(a)(b)	EUR 186	185,812
3.00%, 05/25/54(a)(b)	EUR 517	501,687
3.25%, 05/25/45(a)(b)	EUR 787	830,805
3.25%, 05/25/55(b)	EUR 299	303,186
3.25%, 05/25/55(a)(b)	EUR 240	243,360
3.50%, 04/25/26(a)(b)	EUR 704	777,075
3.50%, 11/25/33(a)(b)	EUR 970	1,092,258
4.00%, 10/25/38(a)(b)	EUR 541	634,471
4.00%, 04/25/55(b)	EUR 428	498,912
4.00%, 04/25/60(a)(b)	EUR 499	585,692
4.50%, 04/25/41(a)(b)	EUR 767	950,856
4.75%, 04/25/35(a)(b)	EUR 678	842,956
5.50%, 04/25/29(a)(b)	EUR 1,496	1,814,736
5.75%, 10/25/32(a)(b)	EUR 797	1,037,075
		43,613,216
Germany — 6.6%
Bundesobligation
0.00%, 04/10/26(a)	EUR 743	781,964
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.00%, 10/09/26(a)	EUR 630	$656,583
0.00%, 04/16/27(a)	EUR 1,277	1,316,895
1.30%, 10/15/27(a)	EUR 750	795,792
2.10%, 04/12/29(a)	EUR 690	745,977
2.20%, 04/13/28(a)	EUR 637	693,035
2.40%, 10/19/28(a)	EUR 831	910,076
2.50%, 10/11/29(a)	EUR 25	27,490
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 847	885,079
0.00%, 11/15/27(a)	EUR 465	473,801
0.00%, 08/15/29(a)	EUR 375	367,948
0.00%, 02/15/30(a)	EUR 610	591,608
0.00%, 08/15/30(a)	EUR 731	701,310
0.00%, 02/15/31(a)	EUR 343	325,248
0.00%, 08/15/31(a)	EUR 660	618,405
0.00%, 02/15/32(a)	EUR 776	717,429
0.00%, 05/15/35(a)	EUR 455	384,087
0.00%, 05/15/36(a)	EUR 436	357,492
0.00%, 08/15/50(a)	EUR 930	526,653
0.00%, 08/15/52(a)	EUR 707	381,059
0.25%, 02/15/27(a)	EUR 541	563,486
0.25%, 08/15/28(a)	EUR 362	367,155
0.25%, 02/15/29(a)	EUR 696	698,946
0.50%, 02/15/26(a)	EUR 99	105,209
0.50%, 08/15/27(a)	EUR 869	903,786
0.50%, 02/15/28(a)	EUR 1,093	1,128,062
1.00%, 05/15/38(a)	EUR 745	667,108
1.25%, 08/15/48(a)	EUR 870	724,084
1.70%, 08/15/32(a)	EUR 579	604,205
1.80%, 08/15/53(a)	EUR 1,057	968,019
2.10%, 11/15/29(a)	EUR 562	606,676
2.20%, 02/15/34(a)	EUR 479	514,050
2.30%, 02/15/33(a)	EUR 1,087	1,181,027
2.40%, 11/15/30(a)	EUR 406	444,577
2.50%, 07/04/44(a)	EUR 598	638,709
2.50%, 08/15/46(a)	EUR 708	757,104
2.50%, 08/15/54(a)	EUR 415	442,731
2.60%, 08/15/33(a)	EUR 892	990,037
2.60%, 08/15/34(a)	EUR 595	659,042
2.60%, 05/15/41(a)	EUR 153	165,872
3.25%, 07/04/42(a)	EUR 438	518,618
4.00%, 01/04/37(a)	EUR 592	743,794
4.25%, 07/04/39(a)	EUR 472	616,620
4.75%, 07/04/28(a)	EUR 653	773,471
4.75%, 07/04/34(a)	EUR 716	935,473
4.75%, 07/04/40(a)	EUR 446	617,806
5.50%, 01/04/31(a)	EUR 567	730,173
5.63%, 01/04/28(a)	EUR 770	924,080
6.25%, 01/04/30(a)	EUR 351	454,690
6.50%, 07/04/27(a)	EUR 448	540,239
Series G, 0.00%, 08/15/30(a)	EUR 341	327,057
Series G, 0.00%, 08/15/31(a)	EUR 42	39,353
Series G, 0.00%, 08/15/50(a)	EUR 264	149,794
Bundesschatzanweisungen
2.50%, 03/19/26(a)	EUR 490	533,824
2.70%, 09/17/26(a)	EUR 220	240,959
2.90%, 06/18/26(a)	EUR 500	548,433
		34,082,200
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR 1,707	1,558,960
Security	Par (000)	Value
Ireland (continued)
0.20%, 05/15/27(a)	EUR 857	$884,473
0.20%, 10/18/30(a)	EUR 1,567	1,489,670
0.35%, 10/18/32(a)	EUR 992	907,695
0.40%, 05/15/35(a)	EUR 985	841,397
0.55%, 04/22/41(a)	EUR 952	717,214
0.90%, 05/15/28(a)	EUR 1,953	2,022,556
1.00%, 05/15/26(a)	EUR 2,270	2,419,377
1.10%, 05/15/29(a)	EUR 1,911	1,962,075
1.30%, 05/15/33(a)	EUR 947	927,805
1.35%, 03/18/31(a)	EUR 1,595	1,616,463
1.50%, 05/15/50(a)	EUR 1,678	1,365,283
1.70%, 05/15/37(a)	EUR 1,266	1,211,014
2.00%, 02/18/45(a)	EUR 2,111	1,972,929
2.40%, 05/15/30(a)	EUR 1,674	1,812,093
2.60%, 10/18/34(a)	EUR 991	1,067,288
3.00%, 10/18/43(a)	EUR 724	797,690
		23,573,982
Israel — 3.1%
Israel Government Bond
0.50%, 02/27/26	ILS 8,128	2,067,120
1.00%, 03/31/30	ILS 1,859	411,695
1.30%, 04/30/32	ILS 8,490	1,786,526
1.50%, 05/31/37	ILS 5,622	1,024,765
2.00%, 03/31/27	ILS 3,529	890,797
2.25%, 09/28/28	ILS 8,772	2,152,237
2.80%, 11/29/52	ILS 4,657	800,377
3.75%, 09/30/27	ILS 920	240,700
3.75%, 02/28/29	ILS 10,293	2,661,310
3.75%, 03/31/47	ILS 3,366	733,497
4.00%, 03/30/35	ILS 3,285	820,245
5.50%, 01/31/42	ILS 6,243	1,759,963
6.25%, 10/30/26	ILS 2,061	569,885
		15,919,117
Italy — 7.9%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 618	647,162
0.00%, 08/01/26(a)	EUR 770	799,910
0.25%, 03/15/28(a)	EUR 664	663,481
0.45%, 02/15/29(a)	EUR 549	538,735
0.50%, 02/01/26(a)	EUR 738	780,828
0.50%, 07/15/28(a)	EUR 555	554,892
0.60%, 08/01/31(b)	EUR 320	293,278
0.85%, 01/15/27(a)	EUR 456	476,689
0.90%, 04/01/31(a)	EUR 353	333,103
0.95%, 09/15/27(a)	EUR 624	645,545
0.95%, 08/01/30(a)	EUR 497	479,241
0.95%, 12/01/31(b)	EUR 250	232,689
0.95%, 06/01/32(a)	EUR 656	602,391
0.95%, 03/01/37(b)	EUR 564	446,904
1.10%, 04/01/27(a)	EUR 492	515,382
1.25%, 12/01/26(a)	EUR 690	729,299
1.35%, 04/01/30(a)	EUR 904	899,684
1.45%, 03/01/36(b)	EUR 330	285,981
1.50%, 04/30/45(b)	EUR 254	181,859
1.60%, 06/01/26(a)	EUR 746	798,373
1.65%, 12/01/30(b)	EUR 571	569,324
1.65%, 03/01/32(b)	EUR 709	691,232
1.70%, 09/01/51(b)	EUR 301	205,880
1.80%, 03/01/41(a)(b)	EUR 472	381,470
2.00%, 02/01/28(a)	EUR 819	869,861
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
2.05%, 08/01/27(a)	EUR 632	$675,338
2.10%, 07/15/26(a)	EUR 452	487,179
2.15%, 09/01/52(b)	EUR 165	122,921
2.15%, 03/01/72(a)(b)	EUR 215	146,805
2.20%, 06/01/27(a)	EUR 669	718,841
2.25%, 09/01/36(b)	EUR 401	376,892
2.45%, 09/01/33(b)	EUR 432	436,112
2.45%, 09/01/50(b)	EUR 357	290,204
2.50%, 11/15/25(a)	EUR 558	605,775
2.50%, 12/01/32(a)	EUR 636	651,110
2.70%, 03/01/47(b)	EUR 480	421,748
2.80%, 12/01/28(a)	EUR 513	557,028
2.80%, 06/15/29(a)	EUR 552	595,887
2.80%, 03/01/67(b)	EUR 202	166,526
2.95%, 02/15/27(a)	EUR 45	49,154
2.95%, 09/01/38(b)	EUR 291	287,173
3.00%, 08/01/29(a)	EUR 350	381,379
3.10%, 08/28/26(a)	EUR 496	542,642
3.10%, 03/01/40(b)	EUR 167	164,602
3.25%, 03/01/38(b)	EUR 183	187,194
3.25%, 09/01/46(b)	EUR 526	507,857
3.35%, 07/01/29(a)	EUR 130	143,462
3.35%, 03/01/35(b)	EUR 549	585,631
3.40%, 04/01/28(a)	EUR 465	514,984
3.45%, 07/15/27(a)	EUR 178	196,956
3.45%, 07/15/31(a)	EUR 433	476,163
3.45%, 03/01/48(b)	EUR 470	464,832
3.50%, 01/15/26(a)	EUR 488	535,116
3.50%, 03/01/30(b)	EUR 774	861,863
3.50%, 02/15/31(a)(b)	EUR 420	463,872
3.70%, 06/15/30(a)	EUR 460	514,540
3.80%, 08/01/28(a)	EUR 291	326,766
3.85%, 09/15/26(a)	EUR 263	291,803
3.85%, 12/15/29(a)	EUR 539	608,178
3.85%, 07/01/34(a)	EUR 410	456,569
3.85%, 02/01/35(a)	EUR 211	233,828
3.85%, 09/01/49(b)	EUR 368	386,074
4.00%, 11/15/30(a)	EUR 258	292,816
4.00%, 10/30/31(b)	EUR 288	328,691
4.00%, 04/30/35(a)(b)	EUR 290	327,813
4.00%, 02/01/37(b)	EUR 919	1,032,120
4.05%, 10/30/37(a)(b)	EUR 113	126,527
4.15%, 10/01/39(a)(b)	EUR 322	358,914
4.20%, 03/01/34(a)	EUR 270	309,406
4.30%, 10/01/54(b)	EUR 180	198,635
4.35%, 11/01/33(a)	EUR 431	500,845
4.40%, 05/01/33(a)	EUR 339	396,094
4.45%, 09/01/43(a)(b)	EUR 156	178,496
4.50%, 03/01/26(b)	EUR 336	373,671
4.50%, 10/01/53(a)(b)	EUR 381	437,044
4.75%, 09/01/28(b)	EUR 657	763,269
4.75%, 09/01/44(b)	EUR 483	576,193
5.00%, 08/01/34(b)	EUR 665	810,105
5.00%, 08/01/39(b)	EUR 620	756,642
5.00%, 09/01/40(b)	EUR 577	703,883
5.25%, 11/01/29(a)	EUR 990	1,190,622
5.75%, 02/01/33(a)	EUR 705	895,367
6.00%, 05/01/31(a)	EUR 407	516,125
7.25%, 11/01/26(a)	EUR 705	835,680
		40,965,155
Security	Par (000)	Value
Japan — 12.8%
Japan Government Five Year Bond
0.00%, 06/20/26	JPY 43,050	$281,508
0.00%, 09/20/26	JPY 14,550	95,032
0.00%, 06/20/27	JPY 33,900	220,676
0.10%, 12/20/25	JPY 24,950	163,812
0.10%, 03/20/27	JPY 36,900	241,021
0.10%, 09/20/27	JPY 41,550	270,827
0.10%, 03/20/28	JPY 73,800	479,821
0.10%, 06/20/28	JPY 77,950	506,239
0.20%, 03/20/28	JPY 98,700	643,876
0.30%, 12/20/27	JPY 2,300	15,068
0.40%, 09/20/28	JPY 88,400	579,889
0.40%, 12/20/28	JPY 26,850	175,918
0.40%, 03/20/29	JPY 68,650	449,401
0.40%, 06/20/29	JPY 80,900	528,864
0.50%, 03/20/29	JPY 79,700	523,983
0.50%, 06/20/29	JPY 100,650	660,969
0.60%, 06/20/29	JPY 62,350	411,303
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY 75,450	292,852
0.50%, 03/20/59	JPY 65,150	247,483
0.50%, 03/20/60	JPY 99,650	369,920
0.70%, 03/20/61	JPY 66,650	262,463
0.80%, 03/20/58	JPY 49,850	216,251
1.00%, 03/20/62	JPY 89,250	385,894
1.30%, 03/20/63	JPY 94,000	444,270
1.40%, 03/20/55	JPY 8,800	47,647
1.70%, 03/20/54	JPY 22,450	132,407
1.90%, 03/20/53	JPY 34,850	216,843
2.00%, 03/20/52	JPY 61,050	391,754
2.20%, 03/20/49	JPY 32,800	224,033
2.20%, 03/20/50	JPY 30,700	208,026
2.20%, 03/20/51	JPY 58,450	393,447
2.20%, 03/20/64	JPY 37,500	229,968
2.40%, 03/20/48	JPY 2,200	15,671
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY 39,850	260,515
0.10%, 03/20/27	JPY 26,400	172,437
0.10%, 06/20/27	JPY 30,150	196,755
0.10%, 09/20/27	JPY 2,800	18,251
0.10%, 12/20/27	JPY 16,300	106,123
0.10%, 03/20/28	JPY 67,500	438,861
0.10%, 06/20/28	JPY 101,950	662,105
0.10%, 12/20/28	JPY 42,850	277,321
0.10%, 06/20/29	JPY 19,250	124,124
0.10%, 09/20/29	JPY 26,050	167,679
0.10%, 12/20/29	JPY 11,450	73,580
0.10%, 06/20/30	JPY 26,150	167,612
0.10%, 12/20/30	JPY 41,750	266,657
0.10%, 03/20/31	JPY 52,200	332,649
0.10%, 06/20/31	JPY 32,100	204,203
0.10%, 09/20/31	JPY 34,550	219,252
0.10%, 12/20/31	JPY 15,600	98,742
0.20%, 09/20/32	JPY 39,250	248,295
0.40%, 06/20/33	JPY 95,400	607,907
0.50%, 12/20/32	JPY 32,800	211,855
0.50%, 03/20/33	JPY 40,100	258,341
0.60%, 12/20/33	JPY 58,950	379,687
0.80%, 09/20/33	JPY 79,050	519,886
0.80%, 03/20/34	JPY 102,600	670,979
1.10%, 06/20/34	JPY 199,100	1,334,287
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY 36,200	$171,484
0.40%, 06/20/49	JPY 34,300	155,219
0.40%, 09/20/49	JPY 12,050	54,196
0.40%, 12/20/49	JPY 57,050	255,035
0.40%, 03/20/50	JPY 38,450	170,707
0.50%, 09/20/46	JPY 30,500	150,719
0.50%, 03/20/49	JPY 32,450	151,847
0.60%, 12/20/46	JPY 37,050	186,374
0.60%, 06/20/50	JPY 54,700	255,571
0.60%, 09/20/50	JPY 54,600	253,847
0.70%, 06/20/48	JPY 22,750	113,865
0.70%, 12/20/48	JPY 39,550	196,128
0.70%, 12/20/50	JPY 80,350	382,226
0.70%, 03/20/51	JPY 83,250	394,158
0.70%, 06/20/51	JPY 79,950	376,413
0.70%, 09/20/51	JPY 77,150	361,494
0.70%, 12/20/51	JPY 53,300	248,543
0.80%, 03/20/46	JPY 30,750	164,389
0.80%, 03/20/47	JPY 44,400	232,651
0.80%, 06/20/47	JPY 11,350	59,258
0.80%, 09/20/47	JPY 33,650	174,927
0.80%, 12/20/47	JPY 25,400	131,462
0.80%, 03/20/48	JPY 55,250	284,704
0.90%, 09/20/48	JPY 22,000	115,069
1.00%, 03/20/52	JPY 79,800	403,380
1.20%, 06/20/53	JPY 76,900	402,432
1.30%, 06/20/52	JPY 60,650	330,290
1.40%, 09/20/45	JPY 22,100	134,497
1.40%, 12/20/45	JPY 10,750	65,171
1.40%, 09/20/52	JPY 57,150	318,004
1.40%, 03/20/53	JPY 44,250	244,619
1.50%, 12/20/44	JPY 26,050	162,841
1.50%, 03/20/45	JPY 54,950	342,535
1.60%, 06/20/45	JPY 21,050	133,202
1.60%, 12/20/52	JPY 62,200	362,131
1.60%, 12/20/53	JPY 51,600	297,575
1.70%, 06/20/33	JPY 31,850	225,700
1.70%, 12/20/43	JPY 34,100	223,414
1.70%, 03/20/44	JPY 24,850	162,451
1.70%, 06/20/44	JPY 35,900	233,990
1.70%, 09/20/44	JPY 33,350	216,558
1.80%, 11/22/32	JPY 14,050	100,191
1.80%, 03/20/43	JPY 54,850	368,052
1.80%, 09/20/43	JPY 44,950	299,997
1.80%, 09/20/53	JPY 33,600	203,716
1.80%, 03/20/54	JPY 60,100	362,997
1.90%, 09/20/42	JPY 56,250	384,772
1.90%, 06/20/43	JPY 36,350	247,002
2.00%, 12/20/33	JPY 12,750	92,468
2.00%, 09/20/40	JPY 85,350	600,753
2.00%, 09/20/41	JPY 65,700	459,290
2.00%, 03/20/42	JPY 83,600	582,416
2.10%, 09/20/33	JPY 22,500	164,478
2.10%, 09/20/54	JPY 16,900	109,203
2.20%, 09/20/39	JPY 56,100	407,580
2.20%, 03/20/41	JPY 84,150	606,302
2.20%, 06/20/54	JPY 66,450	438,328
2.30%, 05/20/32	JPY 12,900	94,953
2.30%, 03/20/35	JPY 24,750	183,952
2.30%, 12/20/35	JPY 26,450	196,549
Security	Par (000)	Value
Japan (continued)
2.30%, 12/20/36	JPY 35,250	$261,542
2.30%, 03/20/39	JPY 68,850	507,281
2.30%, 03/20/40	JPY 82,050	602,182
2.40%, 03/20/34	JPY 27,650	206,967
2.40%, 12/20/34	JPY 22,150	166,055
2.40%, 09/20/38	JPY 52,100	388,960
2.50%, 06/20/34	JPY 26,450	199,580
2.50%, 09/20/34	JPY 20,600	155,624
2.50%, 09/20/35	JPY 19,000	143,773
2.50%, 03/20/36	JPY 28,550	216,207
2.50%, 06/20/36	JPY 35,250	266,746
2.50%, 09/20/36	JPY 19,150	144,931
2.50%, 09/20/37	JPY 27,450	207,898
2.50%, 03/20/38	JPY 47,600	359,857
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY 30,750	182,011
0.30%, 06/20/39	JPY 52,550	295,382
0.30%, 09/20/39	JPY 64,350	359,676
0.30%, 12/20/39	JPY 71,250	396,039
0.40%, 03/20/36	JPY 49,700	302,950
0.40%, 03/20/39	JPY 40,650	233,351
0.40%, 03/20/40	JPY 79,150	444,790
0.40%, 06/20/40	JPY 40,600	226,790
0.40%, 09/20/40	JPY 75,950	421,689
0.40%, 06/20/41	JPY 78,700	430,022
0.50%, 09/20/36	JPY 57,900	353,794
0.50%, 03/20/38	JPY 69,500	413,391
0.50%, 06/20/38	JPY 59,050	349,345
0.50%, 12/20/38	JPY 18,100	106,036
0.50%, 12/20/40	JPY 89,650	503,483
0.50%, 03/20/41	JPY 70,600	394,661
0.50%, 09/20/41	JPY 84,750	468,663
0.50%, 12/20/41	JPY 88,950	489,196
0.60%, 12/20/36	JPY 61,100	376,203
0.60%, 06/20/37	JPY 49,700	303,460
0.60%, 09/20/37	JPY 55,750	339,109
0.60%, 12/20/37	JPY 46,750	282,977
0.70%, 09/20/38	JPY 37,400	226,305
0.80%, 03/20/42	JPY 99,400	573,568
0.90%, 06/20/42	JPY 92,650	541,662
1.10%, 09/20/42	JPY 77,250	465,534
1.10%, 03/20/43	JPY 66,200	395,967
1.10%, 06/20/43	JPY 45,150	269,010
1.20%, 12/20/34	JPY 70,050	471,595
1.20%, 03/20/35	JPY 51,400	345,179
1.20%, 09/20/35	JPY 60,850	406,835
1.30%, 12/20/43	JPY 65,750	402,713
1.40%, 09/20/34	JPY 69,900	480,274
1.40%, 12/20/42	JPY 88,600	559,141
1.50%, 03/20/33	JPY 30,850	215,243
1.50%, 03/20/34	JPY 53,000	368,415
1.50%, 06/20/34	JPY 44,200	306,802
1.50%, 09/20/43	JPY 59,100	375,608
1.60%, 03/20/32	JPY 7,400	51,958
1.60%, 06/20/32	JPY 19,050	133,838
1.60%, 03/20/33	JPY 34,000	238,989
1.60%, 12/20/33	JPY 23,850	167,484
1.60%, 03/20/44	JPY 59,350	381,502
1.70%, 09/20/31	JPY 2,200	15,519
1.70%, 12/20/31	JPY 36,550	258,094
1.70%, 03/20/32	JPY 25,950	183,536
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
1.70%, 06/20/32	JPY 27,450	$194,166
1.70%, 09/20/32	JPY 27,750	196,573
1.70%, 12/20/32	JPY 37,200	263,416
1.70%, 06/20/33	JPY 3,950	27,991
1.70%, 09/20/33	JPY 51,550	365,247
1.80%, 09/20/30	JPY 26,550	187,017
1.80%, 06/20/31	JPY 24,850	176,125
1.80%, 09/20/31	JPY 48,300	342,814
1.80%, 12/20/31	JPY 43,150	306,639
1.80%, 03/20/32	JPY 39,150	278,709
1.80%, 12/20/32	JPY 2,500	17,843
1.90%, 12/20/28	JPY 34,700	241,413
1.90%, 03/20/29	JPY 13,050	90,985
1.90%, 09/20/30	JPY 16,150	114,365
1.90%, 06/20/31	JPY 12,850	91,615
1.90%, 06/20/44	JPY 74,450	501,364
2.00%, 03/20/27	JPY 1,900	12,973
2.00%, 06/20/30	JPY 26,850	190,624
2.00%, 12/20/30	JPY 6,650	47,478
2.00%, 03/20/31	JPY 40,550	290,074
2.10%, 03/20/27	JPY 46,800	320,282
2.10%, 06/20/27	JPY 19,500	133,973
2.10%, 09/20/27	JPY 16,250	112,045
2.10%, 12/20/27	JPY 46,400	321,068
2.10%, 06/20/28	JPY 67,150	467,836
2.10%, 12/20/28	JPY 23,450	164,397
2.10%, 03/20/29	JPY 36,600	257,238
2.10%, 06/20/29	JPY 7,400	52,163
2.10%, 09/20/29	JPY 29,850	211,021
2.10%, 12/20/29	JPY 3,400	24,117
2.10%, 03/20/30	JPY 30,250	215,208
2.10%, 12/20/30	JPY 54,050	388,001
2.20%, 09/20/27	JPY 2,200	15,210
2.20%, 03/20/28	JPY 42,300	294,675
2.20%, 09/20/28	JPY 15,350	107,668
2.20%, 06/20/29	JPY 20,500	145,116
2.20%, 03/20/31	JPY 38,550	279,060
2.30%, 06/20/27	JPY 3,100	21,405
2.40%, 03/20/28	JPY 18,950	132,843
Japan Government Two Year Bond
0.00%, 12/01/25	JPY 71,750	470,686
0.10%, 11/01/25	JPY 98,200	645,093
0.10%, 02/01/26	JPY 137,150	899,987
0.40%, 06/01/26	JPY 140,100	922,130
0.40%, 08/01/26	JPY 260,550	1,714,324
0.40%, 09/01/26	JPY 104,550	687,784
		65,823,467
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/26(b)	EUR 1,530	1,617,924
0.00%, 01/15/27(b)	EUR 282	291,776
0.00%, 01/15/29(b)	EUR 756	744,792
0.00%, 07/15/30(b)	EUR 1,536	1,455,587
0.00%, 07/15/31(b)	EUR 1,179	1,087,524
0.00%, 01/15/38(b)	EUR 1,190	897,035
0.00%, 01/15/52(b)	EUR 1,235	649,386
0.25%, 07/15/29(b)	EUR 777	765,143
0.50%, 07/15/26(b)	EUR 1,328	1,401,196
0.50%, 07/15/32(a)(b)	EUR 671	626,967
0.50%, 01/15/40(b)	EUR 1,005	783,926
0.75%, 07/15/27(b)	EUR 1,018	1,061,670
Security	Par (000)	Value
Netherlands (continued)
0.75%, 07/15/28(b)	EUR 676	$694,067
2.00%, 01/15/54(b)	EUR 853	787,003
2.50%, 01/15/30(b)	EUR 684	746,253
2.50%, 01/15/33(b)	EUR 1,157	1,252,989
2.50%, 07/15/33(b)	EUR 751	810,773
2.50%, 07/15/34(b)	EUR 892	958,339
2.75%, 01/15/47(b)	EUR 1,644	1,778,425
3.25%, 01/15/44(a)(b)	EUR 603	697,446
3.75%, 01/15/42(b)	EUR 1,074	1,313,573
4.00%, 01/15/37(b)	EUR 1,175	1,442,043
5.50%, 01/15/28(b)	EUR 1,349	1,609,095
		23,472,932
New Zealand — 2.8%
New Zealand Government Bond
0.25%, 05/15/28	NZD 2,867	1,511,256
0.50%, 05/15/26	NZD 1,714	974,048
1.50%, 05/15/31	NZD 3,674	1,856,831
1.75%, 05/15/41	NZD 367	141,736
2.00%, 05/15/32	NZD 2,576	1,310,754
2.75%, 04/15/37(a)	NZD 2,040	995,004
2.75%, 05/15/51	NZD 1,829	733,467
3.00%, 04/20/29	NZD 2,327	1,335,263
3.50%, 04/14/33(a)	NZD 561	313,673
4.25%, 05/15/34	NZD 1,638	961,094
4.25%, 05/15/36	NZD 1,631	939,546
4.50%, 04/15/27(a)	NZD 1,433	870,435
4.50%, 05/15/30	NZD 2,149	1,309,065
4.50%, 05/15/35	NZD 1,432	850,692
5.00%, 05/15/54	NZD 640	381,116
		14,483,980
Norway — 1.5%
Norway Government Bond
1.25%, 09/17/31(b)	NOK 12,895	994,362
1.38%, 08/19/30(a)(b)	NOK 16,473	1,312,380
1.50%, 02/19/26(b)	NOK 16,266	1,430,569
1.75%, 02/17/27(b)	NOK 6,969	603,631
1.75%, 09/06/29(b)	NOK 11,068	915,810
2.00%, 04/26/28(b)	NOK 914	78,171
2.13%, 05/18/32(b)	NOK 9,574	776,107
3.00%, 08/15/33(a)(b)	NOK 1,146	97,786
3.50%, 10/06/42(a)(b)	NOK 6,421	558,564
3.63%, 04/13/34(b)	NOK 11,871	1,060,169
		7,827,549
Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)	EUR 3,340	3,137,459
1.95%, 06/15/29(a)(b)	EUR 3,770	4,032,464
2.13%, 10/17/28(b)	EUR 4,330	4,689,233
2.88%, 07/21/26(b)	EUR 2,083	2,287,081
2.88%, 10/20/34(b)	EUR 3,250	3,561,524
3.50%, 06/18/38(b)	EUR 2,400	2,747,604
3.63%, 06/12/54(a)(b)	EUR 1,110	1,265,491
4.10%, 02/15/45(b)	EUR 1,450	1,790,638
		23,511,494
Singapore — 4.2%
Singapore Government Bond
1.25%, 11/01/26	SGD 2,820	2,076,016
1.63%, 07/01/31	SGD 809	569,786
1.88%, 03/01/50	SGD 1,708	1,086,989
1.88%, 10/01/51	SGD 1,204	761,980
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Singapore (continued)
2.13%, 06/01/26	SGD 2,365	$1,774,995
2.25%, 08/01/36	SGD 1,923	1,370,929
2.38%, 07/01/39	SGD 1,163	828,861
2.63%, 05/01/28	SGD 1,165	881,174
2.63%, 08/01/32	SGD 1,432	1,069,928
2.75%, 04/01/42	SGD 1,356	1,011,368
2.75%, 03/01/46	SGD 1,499	1,123,268
2.88%, 09/01/27	SGD 498	379,306
2.88%, 08/01/28	SGD 994	758,157
2.88%, 07/01/29	SGD 2,065	1,574,873
2.88%, 09/01/30	SGD 1,446	1,103,406
3.00%, 04/01/29	SGD 887	680,831
3.00%, 08/01/72(a)	SGD 1,161	941,724
3.25%, 06/01/54(a)	SGD 433	362,972
3.38%, 09/01/33	SGD 1,866	1,473,554
3.38%, 05/01/34	SGD 280	221,608
3.50%, 03/01/27	SGD 2,089	1,609,946
		21,661,671
Spain — 5.1%
Spain Government Bond
0.00%, 01/31/26	EUR 491	517,459
0.00%, 01/31/27	EUR 649	667,355
0.00%, 01/31/28	EUR 753	754,066
0.10%, 04/30/31(b)	EUR 700	641,805
0.50%, 04/30/30(b)	EUR 897	867,183
0.50%, 10/31/31(b)	EUR 841	781,942
0.60%, 10/31/29(b)	EUR 669	657,830
0.70%, 04/30/32(a)(b)	EUR 319	297,161
0.70%, 04/30/32(b)	EUR 280	260,831
0.80%, 07/30/27(b)	EUR 800	830,380
0.80%, 07/30/29	EUR 554	552,754
0.85%, 07/30/37(a)(b)	EUR 543	441,013
1.00%, 07/30/42(b)	EUR 286	209,679
1.00%, 10/31/50(b)	EUR 500	307,654
1.20%, 10/31/40(b)	EUR 615	484,405
1.25%, 10/31/30(b)	EUR 849	847,431
1.30%, 10/31/26(b)	EUR 284	301,865
1.40%, 04/30/28(b)	EUR 134	140,128
1.40%, 07/30/28(b)	EUR 313	326,289
1.45%, 10/31/27(b)	EUR 383	403,527
1.45%, 04/30/29(b)	EUR 115	118,860
1.45%, 10/31/71(b)	EUR 290	159,159
1.50%, 04/30/27(b)	EUR 589	625,142
1.85%, 07/30/35(b)	EUR 529	508,608
1.90%, 10/31/52(b)	EUR 473	357,515
1.95%, 04/30/26(b)	EUR 781	843,034
1.95%, 07/30/30(b)	EUR 541	564,539
2.15%, 10/31/25(b)	EUR 280	303,260
2.35%, 07/30/33(b)	EUR 497	515,192
2.50%, 05/31/27	EUR 820	890,385
2.55%, 10/31/32(b)	EUR 564	598,049
2.70%, 10/31/48(b)	EUR 375	349,335
2.80%, 05/31/26	EUR 760	829,666
2.90%, 10/31/46(b)	EUR 396	387,075
3.15%, 04/30/33(a)(b)	EUR 637	702,812
3.25%, 04/30/34(a)(b)	EUR 474	523,770
3.45%, 10/31/34(b)	EUR 380	425,712
3.45%, 10/31/34(a)(b)	EUR 55	61,616
3.45%, 07/30/43(a)(b)	EUR 329	351,621
3.45%, 07/30/66(b)	EUR 298	301,615
3.50%, 05/31/29	EUR 429	483,099
Security	Par (000)	Value
Spain (continued)
3.55%, 10/31/33(a)(b)	EUR 644	$729,967
3.90%, 07/30/39(a)(b)	EUR 200	229,511
4.00%, 10/31/54(a)(b)	EUR 126	143,452
4.20%, 01/31/37(b)	EUR 406	484,124
4.70%, 07/30/41(b)	EUR 472	592,392
4.90%, 07/30/40(b)	EUR 457	583,448
5.15%, 10/31/28(b)	EUR 431	513,363
5.15%, 10/31/44(b)	EUR 319	425,652
5.75%, 07/30/32	EUR 684	891,099
5.90%, 07/30/26(b)	EUR 626	719,901
6.00%, 01/31/29	EUR 851	1,050,481
		26,554,211
Sweden — 1.7%
Sweden Government Bond
0.13%, 05/12/31(a)	SEK 4,475	371,493
0.75%, 05/12/28(a)	SEK 20,010	1,805,070
0.75%, 11/12/29(a)	SEK 17,455	1,545,066
1.00%, 11/12/26(a)	SEK 11,095	1,023,887
1.75%, 11/11/33(a)	SEK 17,785	1,621,416
2.25%, 06/01/32(a)	SEK 13,230	1,258,126
3.50%, 03/30/39(a)	SEK 8,975	965,601
		8,590,659
United Kingdom — 5.8%
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP 300	368,497
0.13%, 01/31/28(a)	GBP 284	322,516
0.25%, 07/31/31(a)	GBP 517	512,851
0.38%, 10/22/26(a)	GBP 545	651,731
0.38%, 10/22/30(a)	GBP 347	358,623
0.50%, 01/31/29(a)	GBP 635	703,023
0.50%, 10/22/61(a)	GBP 414	152,623
0.63%, 07/31/35(a)	GBP 551	480,503
0.63%, 10/22/50(a)	GBP 508	253,501
0.88%, 10/22/29(a)	GBP 151	166,591
0.88%, 07/31/33(a)	GBP 770	743,069
0.88%, 01/31/46(a)	GBP 252	155,907
1.00%, 01/31/32(a)	GBP 741	761,329
1.13%, 01/31/39(a)	GBP 699	576,398
1.13%, 10/22/73(a)	GBP 357	160,058
1.25%, 07/22/27(a)	GBP 124	147,948
1.25%, 10/22/41(a)	GBP 546	421,368
1.25%, 07/31/51(a)	GBP 564	338,899
1.50%, 07/22/26(a)	GBP 527	647,765
1.50%, 07/22/47(a)	GBP 368	257,995
1.50%, 07/31/53(a)	GBP 529	331,101
1.63%, 10/22/28(a)	GBP 360	421,913
1.63%, 10/22/54(a)	GBP 295	189,091
1.63%, 10/22/71(a)	GBP 335	187,516
1.75%, 09/07/37(a)	GBP 398	374,175
1.75%, 01/22/49(a)	GBP 329	238,926
1.75%, 07/22/57(a)	GBP 535	347,205
2.50%, 07/22/65(a)	GBP 243	187,604
3.25%, 01/31/33(a)	GBP 851	1,012,719
3.25%, 01/22/44(a)	GBP 536	555,197
3.50%, 01/22/45(a)	GBP 542	578,115
3.50%, 07/22/68(a)	GBP 397	396,066
3.75%, 03/07/27(a)	GBP 522	662,862
3.75%, 01/29/38(a)	GBP 793	937,051
3.75%, 07/22/52(a)	GBP 313	335,551
3.75%, 10/22/53(a)	GBP 315	335,624
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.00%, 10/22/31(a)	GBP 269	$339,613
4.00%, 01/22/60(a)	GBP 327	363,996
4.00%, 10/22/63(a)	GBP 395	437,721
4.13%, 01/29/27(a)	GBP 819	1,049,196
4.13%, 07/22/29(a)	GBP 849	1,085,767
4.25%, 12/07/27(a)	GBP 451	581,788
4.25%, 06/07/32(a)	GBP 583	750,100
4.25%, 07/31/34(a)	GBP 507	643,749
4.25%, 03/07/36(a)	GBP 390	491,722
4.25%, 09/07/39(a)	GBP 363	446,680
4.25%, 12/07/40(a)	GBP 343	418,443
4.25%, 12/07/46(a)	GBP 433	512,046
4.25%, 12/07/49(a)	GBP 283	332,510
4.25%, 12/07/55(a)	GBP 341	397,310
4.38%, 01/31/40(a)	GBP 170	211,249
4.38%, 07/31/54(a)	GBP 737	875,440
4.50%, 06/07/28(a)	GBP 840	1,088,554
4.50%, 09/07/34(a)	GBP 334	433,261
4.50%, 12/07/42(a)	GBP 312	388,530
4.63%, 01/31/34(a)	GBP 720	942,238
4.75%, 12/07/30(a)	GBP 543	719,191
4.75%, 12/07/38(a)	GBP 342	446,416
4.75%, 10/22/43(a)	GBP 559	713,667
6.00%, 12/07/28(a)	GBP 532	732,292
		29,673,390
Total Long-Term Investments — 99.0% (Cost: $569,667,255)		510,628,814
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	150,000	$150,000
Total Short-Term Securities — 0.0% (Cost: $150,000)		150,000
Total Investments — 99.0% (Cost: $569,817,255)		510,778,814
Other Assets Less Liabilities — 1.0%		5,068,227
Net Assets — 100.0%		$515,847,041

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$230,000	$—	$(80,000)(a)	$—	$—	$150,000	150,000	$12,696	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$510,628,814	$—	$510,628,814
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® International Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$150,000	$—	$—	$150,000
	$150,000	$510,628,814	$—	$510,778,814
See notes to financial statements.
Schedule of Investments
14

Statements of Assets and Liabilities
October 31, 2024

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$67,584,769	$510,628,814
Investments, at value—affiliated(b)	—	150,000
Cash	5,001	4,663
Foreign currency, at value(c)	365,489	1,439,138
Receivables:
Investments sold	9,392,263	30,086,940
Capital shares sold	—	1,174,493
Dividends—affiliated	5	378
Interest—unaffiliated	364,300	4,270,929
Total assets	77,711,827	547,755,355
LIABILITIES
Payables:
Investments purchased	9,607,815	31,759,141
Investment advisory fees	20,371	149,173
Total liabilities	9,628,186	31,908,314
Commitments and contingent liabilities
NET ASSETS	$68,083,641	$515,847,041
NET ASSETS CONSIST OF
Paid-in capital	$76,215,699	$669,179,342
Accumulated loss	(8,132,058)	(153,332,301)
NET ASSETS	$68,083,641	$515,847,041
NET ASSET VALUE
Shares outstanding	950,000	12,850,000
Net asset value	$71.67	$40.14
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$67,283,121	$569,667,255
(b) Investments, at cost—affiliated	$—	$150,000
(c) Foreign currency, at cost	$371,413	$1,443,755
See notes to financial statements.
15
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2024

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$639	$12,696
Interest—unaffiliated	2,154,010	12,537,018
Foreign taxes withheld	(162)	—
Total investment income	2,154,487	12,549,714
EXPENSES
Investment advisory	271,498	2,066,440
Interest expense	—	272
Total expenses	271,498	2,066,712
Net investment income	1,882,989	10,483,002
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(443,860)	(18,385,203)
Foreign currency transactions	71,064	160,396
In-kind redemptions—unaffiliated(a)	583,032	(40,402,747)
	210,236	(58,627,554)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,057,784	132,343,332
Foreign currency translations	(18,442)	109,521
	3,039,342	132,452,853
Net realized and unrealized gain	3,249,578	73,825,299
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,132,567	$84,308,301
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,882,989	$863,648	$10,483,002	$14,791,617
Net realized gain (loss)	210,236	(5,312,807)	(58,627,554)	(140,882,402)
Net change in unrealized appreciation (depreciation)	3,039,342	5,977,952	132,452,853	111,541,699
Net increase (decrease) in net assets resulting from operations	5,132,567	1,528,793	84,308,301	(14,549,086)
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(143,999)	—	—	—
Return of capital	—	—	—	(1,281,032)
Decrease in net assets resulting from distributions to shareholders	(143,999)	—	—	(1,281,032)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(11,057,043)	17,579,973	(633,240,475)	164,251,437
NET ASSETS
Total increase (decrease) in net assets	(6,068,475)	19,108,766	(548,932,174)	148,421,319
Beginning of year	74,152,116	55,043,350	1,064,779,215	916,357,896
End of year	$68,083,641	$74,152,116	$515,847,041	$1,064,779,215

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$67.41	$64.76	$80.31	$81.34	$78.93
Net investment income (loss)(a)	1.72	0.89	(0.25)	(0.49)	(0.14)
Net realized and unrealized gain (loss)(b)	2.67	1.76	(14.29)	(0.54)	2.55
Net increase (decrease) from investment operations	4.39	2.65	(14.54)	(1.03)	2.41
Distributions from net investment income(c)	(0.13)	—	(1.01)	—	—
Net asset value, end of year	$71.67	$67.41	$64.76	$80.31	$81.34
Total Return(d)
Based on net asset value	6.52%	4.09%	(18.32)%	(1.27)%	3.05%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.35%	0.35%	0.35%	0.35%	0.17%
Net investment income (loss)	2.43%	1.28%	(0.35)%	(0.59)%	(0.18)%
Supplemental Data
Net assets, end of year (000)	$68,084	$74,152	$55,043	$76,292	$56,937
Portfolio turnover rate(f)	77%	89%	69%	60%	71%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$36.78	$36.88	$51.00	$52.95	$50.76
Net investment income(a)	0.70	0.50	0.11	0.08	0.21
Net realized and unrealized gain (loss)(b)	2.66	(0.56)	(14.03)	(2.03)	2.10
Net increase (decrease) from investment operations	3.36	(0.06)	(13.92)	(1.95)	2.31
Distributions(c)
From net investment income	—	—	(0.20)	—	(0.12)
Return of capital	—	(0.04)	—	—	—
Total distributions	—	(0.04)	(0.20)	—	(0.12)
Net asset value, end of year	$40.14	$36.78	$36.88	$51.00	$52.95
Total Return(d)
Based on net asset value	9.14%	(0.14)%	(27.42)%	(3.68)%	4.57%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.78%	1.28%	0.26%	0.14%	0.41%
Supplemental Data
Net assets, end of year (000)	$515,847	$1,064,779	$916,358	$1,183,210	$1,082,929
Portfolio turnover rate(f)	27%	51%	24%	21%	41%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute
Notes to Financial Statements
20

Notes to Financial Statements  (continued)
non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
21
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares International Treasury Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares 1-3 Year International Treasury Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
5. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$62,848,905	$58,457,078
International Treasury Bond	162,162,542	176,140,234
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$—	$14,406,692
International Treasury Bond	161,054,328	767,048,194
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
1-3 Year International Treasury Bond	$573,662	$ (573,662)
International Treasury Bond	(49,779,279)	49,779,279
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
1-3 Year International Treasury Bond
Ordinary income	$143,999	$—
International Treasury Bond
Return of capital	$—	$1,281,032
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
1-3 Year International Treasury Bond	$1,457,671	$(9,834,720)	$244,991	$(8,132,058)
International Treasury Bond	907,070	(88,492,244)	(65,747,127)	(153,332,301)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$67,311,224	$864,129	$(590,584)	$273,545
International Treasury Bond	576,492,930	3,742,980	(69,457,096)	(65,714,116)
7. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
23
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year International Treasury Bond
Shares sold	50,000	$3,531,217	250,000	$17,579,973
Shares redeemed	(200,000)	(14,588,260)	—	—
	(150,000)	$(11,057,043)	250,000	$17,579,973
International Treasury Bond
Shares sold	5,100,000	$203,890,324	15,400,000	$602,839,883
Shares redeemed	(21,200,000)	(837,130,799)	(11,300,000)	(438,588,446)
	(16,100,000)	$(633,240,475)	4,100,000	$164,251,437
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2024 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares 1-3 Year International Treasury Bond ETF
iShares International Treasury Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
26

Important Tax Information (unaudited)
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2024:
iShares ETF	Foreign Source Income Earned
1-3 Year International Treasury Bond	$2,152,804
International Treasury Bond	12,497,947
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
1-3 Year International Treasury Bond	$90
International Treasury Bond	227
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
1-3 Year International Treasury Bond	$1,601,670
International Treasury Bond	907,070
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
1-3 Year International Treasury Bond	$554
International Treasury Bond	7,228
27
2024 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Board Review and Approval of Investment Advisory Contract
iShares 1-3 Year International Treasury Bond ETF, iShares International Treasury Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
29
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
30

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
31
2024 iShares Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Fixed Income LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | TLTW | Cboe BZX Exchange
• iShares High Yield Corporate Bond BuyWrite Strategy ETF | HYGW | Cboe BZX Exchange
• iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | LQDW | Cboe BZX Exchange
• iShares Russell 2000 BuyWrite ETF | IWMW | Cboe BZX Exchange
• iShares S&P 500 BuyWrite ETF | IVVW | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2024
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.1%
iShares 20+ Year Treasury Bond ETF(a)(b)	11,867,570	$1,097,156,847
Total Investment Companies (Cost: $1,155,081,802)		1,097,156,847
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	14,700,000	14,700,000
Total Short-Term Securities — 1.3% (Cost: $14,700,000)		14,700,000
Total Investments Before Options Written — 100.4% (Cost: $ 1,169,781,802)		1,111,856,847
Options Written — (0.4)% (Premiums Received: $ (7,508,315))		(4,316,459)
Total Investments, Net of Options Written — 100.0% (Cost: $1,162,273,487)		1,107,540,388
Liabilities in Excess of Other Assets — 0.0%		(104,345)
Net Assets — 100.0%		$1,107,436,043

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,740,000	$4,960,000 (a)	$—	$—	$—	$14,700,000	14,700,000	$362,531	$—
iShares 20+ Year Treasury Bond ETF	644,567,288	694,345,671	(302,734,257)	(10,418,790)	71,396,935	1,097,156,847	11,867,570	35,428,315	—
				$(10,418,790)	$71,396,935	$1,111,856,847		$35,790,846	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares 20+ Year Treasury Bond ETF	118,675	11/15/24	USD	97.00	USD	1,097,150	$(4,316,459)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$3,191,856	$—	$(4,316,459)
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$4,316,459	$—	$—	$—	$4,316,459
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(42,447,206)	$—	$—	$—	$(42,447,206)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$896,895	$—	$—	$—	$896,895
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$5,950,506
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,097,156,847	$—	$—	$1,097,156,847
Short-Term Securities
Money Market Funds	14,700,000	—	—	14,700,000
	$1,111,856,847	$—	$—	$1,111,856,847
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,316,459)	$—	$(4,316,459)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments
October 31, 2024
iShares® High Yield Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,346,738	$185,720,845
Total Investment Companies (Cost: $183,303,587)		185,720,845
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	1,660,000	1,660,000
Total Short-Term Securities — 0.9% (Cost: $1,660,000)		1,660,000
Total Investments Before Options Written — 99.9% (Cost: $ 184,963,587)		187,380,845
Options Written — (0.1)% (Premiums Received: $ (190,467))		(98,306)
Total Investments, Net of Options Written — 99.8% (Cost: $184,773,120)		187,282,539
Other Assets Less Liabilities — 0.2%		307,031
Net Assets — 100.0%		$187,589,570

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,000	$1,230,000 (a)	$—	$—	$—	$1,660,000	1,660,000	$22,409	$—
iShares iBoxx $ High Yield Corporate Bond ETF	43,792,221	157,102,911	(19,305,505)	492,155	3,639,063	185,720,845	2,346,738	3,579,302	—
				$492,155	$3,639,063	$187,380,845		$3,601,711	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	23,467	11/15/24	USD	80.00	USD	185,718	$(98,306)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$92,161	$—	$(98,306)
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$98,306	$—	$—	$—	$98,306
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(3,217,865)	$—	$—	$—	$(3,217,865)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$191,212	$—	$—	$—	$191,212
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$288,496
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$185,720,845	$—	$—	$185,720,845
Short-Term Securities
Money Market Funds	1,660,000	—	—	1,660,000
	$187,380,845	$—	$—	$187,380,845
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(98,306)	$—	$(98,306)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments
October 31, 2024
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	1,934,868	$210,881,263
Total Investment Companies (Cost: $207,428,591)		210,881,263
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	1,570,000	1,570,000
Total Short-Term Securities — 0.7% (Cost: $1,570,000)		1,570,000
Total Investments Before Options Written — 100.1% (Cost: $ 208,998,591)		212,451,263
Options Written — (0.1)% (Premiums Received: $ (1,040,348))		(316,454)
Total Investments, Net of Options Written — 100.0% (Cost: $207,958,243)		212,134,809
Liabilities in Excess of Other Assets — 0.0%		(27,478)
Net Assets — 100.0%		$212,107,331

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,130,000	$—	$(560,000)(a)	$—	$—	$1,570,000	1,570,000	$84,859	$—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	172,966,166	80,602,860	(58,883,876)	1,237,756	14,958,357	210,881,263	1,934,868	7,802,453	—
				$1,237,756	$14,958,357	$212,451,263		$7,887,312	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,348	11/15/24	USD	112.00	USD	210,874	$(316,454)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$723,894	$—	$(316,454)
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$316,454	$—	$—	$—	$316,454
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(15,754,179)	$—	$—	$—	$(15,754,179)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$547,295	$—	$—	$—	$547,295
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$1,330,264
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$210,881,263	$—	$—	$210,881,263
Short-Term Securities
Money Market Funds	1,570,000	—	—	1,570,000
	$212,451,263	$—	$—	$212,451,263
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(316,454)	$—	$(316,454)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
October 31, 2024
iShares® Russell 2000 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.5%
iShares Russell 2000 ETF(a)(b)	86,675	$18,874,348
Total Investment Companies (Cost: $17,868,505)		18,874,348
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	200,000	200,000
Total Short-Term Securities — 1.0% (Cost: $200,000)		200,000
Total Investments Before Options Written — 100.5% (Cost: $ 18,068,505)		19,074,348
Options Written — (0.5)% (Premiums Received: $ (354,820))		(97,750)
Total Investments, Net of Options Written — 100.0% (Cost: $17,713,685)		18,976,598
Liabilities in Excess of Other Assets — 0.0%		(679)
Net Assets — 100.0%		$18,975,919

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/14/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$200,000 (b)	$—	$—	$—	$200,000	200,000	$5,367	$—
iShares Russell 2000 ETF	—	21,853,317	(4,248,484)	263,672	1,005,843	18,874,348	86,675	144,340	—
				$263,672	$1,005,843	$19,074,348		$149,707	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Russell 2000 Index	85	11/15/24	USD	2,330.00	USD	18,672	$(97,750)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$257,070	$—	$(97,750)
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Russell 2000 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$97,750	$—	$—	$—	$97,750
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(1,302,845)	$—	$—	$—	$(1,302,845)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$257,070	$—	$—	$—	$257,070
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$219,980
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$18,874,348	$—	$—	$18,874,348
Short-Term Securities
Money Market Funds	200,000	—	—	200,000
	$19,074,348	$—	$—	$19,074,348
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(97,750)	$—	$—	$(97,750)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments
October 31, 2024
iShares® S&P 500 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.5%
iShares Core S&P 500 ETF(a)(b)	45,968	$26,258,760
Total Investment Companies (Cost: $24,560,936)		26,258,760
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	210,000	210,000
Total Short-Term Securities — 0.8% (Cost: $210,000)		210,000
Total Investments Before Options Written — 100.3% (Cost: $ 24,770,936)		26,468,760
Options Written — (0.4)% (Premiums Received: $ (333,197))		(92,000)
Total Investments, Net of Options Written — 99.9% (Cost: $24,437,739)		26,376,760
Other Assets Less Liabilities — 0.1%		23,737
Net Assets — 100.0%		$26,400,497

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/14/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$210,000 (b)	$—	$—	$—	$210,000	210,000	$4,316	$—
iShares Core S&P 500 ETF	—	27,948,848	(3,607,296)	219,384	1,697,824	26,258,760	45,968	191,292	—
				$219,384	$1,697,824	$26,468,760		$195,608	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	46	11/15/24	USD	5,900.00	USD	26,245	$(92,000)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$241,197	$—	$(92,000)
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® S&P 500 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$92,000	$—	$—	$—	$92,000
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Options written	$—	$—	$(889,430)	$—	$—	$—	$(889,430)
Net Change in Unrealized Appreciation (Depreciation) on
Options written	$—	$—	$241,197	$—	$—	$—	$241,197
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$107,227
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$26,258,760	$—	$—	$26,258,760
Short-Term Securities
Money Market Funds	210,000	—	—	210,000
	$26,468,760	$—	$—	$26,468,760
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(92,000)	$—	$—	$(92,000)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities
October 31, 2024

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$1,111,856,847	$187,380,845	$212,451,263	$19,074,348
Cash	40,657	4,261	3,943	1,977
Receivables:
Options written	—	10,095	—	—
Capital shares sold	—	303,767	—	95
Dividends—affiliated	45,407	2,172	4,584	367
Total assets	1,111,942,911	187,701,140	212,459,790	19,076,787
LIABILITIES
Options written, at value(b)	4,316,459	98,306	316,454	97,750
Payables:
Investment advisory fees	190,409	13,264	36,005	3,118
Total liabilities	4,506,868	111,570	352,459	100,868
Commitments and contingent liabilities
NET ASSETS	$1,107,436,043	$187,589,570	$212,107,331	$18,975,919
NET ASSETS CONSIST OF
Paid-in capital	$1,207,651,692	$188,134,384	$222,818,822	$18,975,919
Accumulated loss	(100,215,649)	(544,814)	(10,711,491)	—
NET ASSETS	$1,107,436,043	$187,589,570	$212,107,331	$18,975,919
NET ASSET VALUE
Shares outstanding	43,550,000	5,800,000	7,750,000	420,000
Net asset value	$25.43	$32.34	$27.37	$45.18
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$1,169,781,802	$184,963,587	$208,998,591	$18,068,505
(b) Premiums received	$7,508,315	$190,467	$1,040,348	$354,820
See notes to financial statements.
13
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2024

iShares S&P 500 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$26,468,760
Cash	17,492
Receivables:
Options written	4,096
Capital shares sold	5,640
Dividends—affiliated	864
Total assets	26,496,852
LIABILITIES
Options written, at value(b)	92,000
Payables:
Investment advisory fees	4,355
Total liabilities	96,355
Commitments and contingent liabilities
NET ASSETS	$26,400,497
NET ASSETS CONSIST OF
Paid-in capital	$26,400,497
NET ASSETS	$26,400,497
NET ASSET VALUE
Shares outstanding	540,000
Net asset value	$48.89
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—affiliated	$24,770,936
(b) Premiums received	$333,197
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations
Year Ended October 31, 2024

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$35,790,846	$3,601,711	$7,887,312	$149,707
Interest—unaffiliated	17,747	917	3,054	273
Total investment income	35,808,593	3,602,628	7,890,366	149,980
EXPENSES
Investment advisory	1,839,621	119,925	355,152	21,022
Interest expense	—	—	—	468
Total expenses	1,839,621	119,925	355,152	21,490
Net investment income	33,968,972	3,482,703	7,535,214	128,490
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(2,982,462)	205,127	965,780	198,552
In-kind redemptions—affiliated(b)	(7,436,328)	287,028	271,976	65,120
Options written	(42,447,206)	(3,217,865)	(15,754,179)	(1,302,845)
Payments by affiliate	2,407	—	—	—
	(52,863,589)	(2,725,710)	(14,516,423)	(1,039,173)
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	71,396,935	3,639,063	14,958,357	1,005,843
Options written	896,895	191,212	547,295	257,070
	72,293,830	3,830,275	15,505,652	1,262,913
Net realized and unrealized gain	19,430,241	1,104,565	989,229	223,740
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,399,213	$4,587,268	$8,524,443	$352,230
(a) For the period from March 14, 2024 (commencement of operations) to October 31, 2024.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2024

iShares S&P 500 BuyWrite ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$195,608
Interest—unaffiliated	394
Total investment income	196,002
EXPENSES
Investment advisory	27,096
Interest expense	232
Total expenses	27,328
Net investment income	168,674
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	168,631
In-kind redemptions—affiliated(b)	50,753
Options written	(889,430)
(670,046)
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	1,697,824
Options written	241,197
1,939,021
Net realized and unrealized gain	1,268,975
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,437,649
(a) For the period from March 14, 2024 (commencement of operations) to October 31, 2024.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF		iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$33,968,972	$8,255,190	$3,482,703	$1,347,244
Net realized gain (loss)	(52,863,589)	18,870,545	(2,725,710)	270,195
Net change in unrealized appreciation (depreciation)	72,293,830	(124,756,219)	3,830,275	(1,079,038)
Net increase (decrease) in net assets resulting from operations	53,399,213	(97,630,484)	4,587,268	538,401
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(33,968,972)	(30,491,033)	(3,768,212)	(1,673,896)
Return of capital	(97,217,006)	(3,125,516)	(3,743,252)	(1,968,599)
Decrease in net assets resulting from distributions to shareholders	(131,185,978)	(33,616,549)	(7,511,464)	(3,642,495)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	536,078,708	758,525,298	146,708,081	37,540,110
NET ASSETS
Total increase in net assets	458,291,943	627,278,265	143,783,885	34,436,016
Beginning of year	649,144,100	21,865,835	43,805,685	9,369,669
End of year	$1,107,436,043	$649,144,100	$187,589,570	$43,805,685

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF		iShares Russell 2000 BuyWrite ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Period From 03/14/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,535,214	$2,814,827	$128,490
Net realized gain (loss)	(14,516,423)	3,487,719	(1,039,173)
Net change in unrealized appreciation (depreciation)	15,505,652	(10,582,245)	1,262,913
Net increase (decrease) in net assets resulting from operations	8,524,443	(4,279,699)	352,230
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(7,807,190)	(6,385,924)	(352,230)
Return of capital	(20,438,751)	(4,835,754)	(1,422,839)
Decrease in net assets resulting from distributions to shareholders	(28,245,941)	(11,221,678)	(1,775,069)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	58,351,324	176,420,291	20,398,758
NET ASSETS
Total increase in net assets	38,629,826	160,918,914	18,975,919
Beginning of period	173,477,505	12,558,591	—
End of period	$212,107,331	$173,477,505	$18,975,919

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
18

Statements of Changes in Net Assets(continued)

iShares S&P 500 BuyWrite ETF
Period From 03/14/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$168,674
Net realized loss	(670,046)
Net change in unrealized appreciation (depreciation)	1,939,021
Net increase in net assets resulting from operations	1,437,649
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(1,437,649)
Return of capital	(402,832)
Decrease in net assets resulting from distributions to shareholders	(1,840,481)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	26,803,329
NET ASSETS
Total increase in net assets	26,400,497
Beginning of period	—
End of period	$26,400,497

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
19
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$27.13	$33.64	$40.06
Net investment income(b)	0.98	0.94	0.13
Net realized and unrealized gain (loss)(c)	1.27	(2.17)	(5.35)
Net increase (decrease) from investment operations	2.25	(1.23)	(5.22)
Distributions(d)
From net investment income	(1.02)	(4.79)	(1.12)
Return of capital	(2.93)	(0.49)	(0.08)
Total distributions	(3.95)	(5.28)	(1.20)
Net asset value, end of period	$25.43	$27.13	$33.64
Total Return(e)
Based on net asset value	8.56%(f)	(5.39)%	(13.29)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%	0.33%	0.35%(i)
Total expenses after fees waived	0.20%	0.20%	0.20%(i)
Net investment income	3.69%	3.04%	1.81%(i)
Supplemental Data
Net assets, end of period (000)	$1,107,436	$649,144	$21,866
Portfolio turnover rate(j)	0%	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$33.70	$37.48	$40.06
Net investment income(b)	1.92	1.92	0.33
Net realized and unrealized gain (loss)(c)	1.01	0.24	(1.54)
Net increase (decrease) from investment operations	2.93	2.16	(1.21)
Distributions(d)
From net investment income	(2.15)	(2.73)	(1.30)
Return of capital	(2.14)	(3.21)	(0.07)
Total distributions	(4.29)	(5.94)	(1.37)
Net asset value, end of period	$32.34	$33.70	$37.48
Total Return(e)
Based on net asset value	9.21%	5.96%	(3.02)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.64%	0.70%(h)
Total expenses after fees waived	0.20%	0.20%	0.20%(h)
Net investment income	5.81%	5.42%	4.25%(h)
Supplemental Data
Net assets, end of period (000)	$187,590	$43,806	$9,370
Portfolio turnover rate(i)	0%(j)	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
21
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$30.43	$35.88	$40.10
Net investment income(b)	1.22	1.22	0.17
Net realized and unrealized gain (loss)(c)	0.39	(0.53)	(3.40)
Net increase (decrease) from investment operations	1.61	0.69	(3.23)
Distributions(d)
From net investment income	(1.29)	(3.49)	(0.86)
Return of capital	(3.38)	(2.65)	(0.13)
Total distributions	(4.67)	(6.14)	(0.99)
Net asset value, end of period	$27.37	$30.43	$35.88
Total Return(e)
Based on net asset value	5.55%	1.56%	(8.14)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.33%	0.35%(h)
Total expenses after fees waived	0.20%	0.20%	0.20%(h)
Net investment income	4.24%	3.73%	2.32%(h)
Supplemental Data
Net assets, end of period (000)	$212,107	$173,478	$12,559
Portfolio turnover rate(i)	0%	0%(j)	0%(j)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
22

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Russell 2000 BuyWrite ETF
Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$49.10
Net investment income(b)	0.36
Net realized and unrealized gain(c)	0.63
Net increase from investment operations	0.99
Distributions
From net investment income(d)	(0.35)
From net realized gain	(0.62)
Return of capital	(3.94)
Total distributions	(4.91)
Net asset value, end of period	$45.18
Total Return(e)
Based on net asset value	2.26%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)
Net investment income	1.22%(h)
Supplemental Data
Net assets, end of period (000)	$18,976
Portfolio turnover rate(i)	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
23
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares S&P 500 BuyWrite ETF
Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$49.89
Net investment income(b)	0.43
Net realized and unrealized gain(c)	3.22
Net increase from investment operations	3.65
Distributions
From net investment income(d)	(0.43)
From net realized gain	(3.20)
Return of capital	(1.02)
Total distributions	(4.65)
Net asset value, end of period	$48.89
Total Return(e)
Based on net asset value	7.66%(f)
Ratios to Average Net Assets(g)
Total expenses	0.22%(h)
Net investment income	1.37%(h)
Supplemental Data
Net assets, end of period (000)	$26,400
Portfolio turnover rate(i)	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
20+ Year Treasury Bond BuyWrite Strategy	Diversified
High Yield Corporate Bond BuyWrite Strategy	Diversified
Investment Grade Corporate Bond BuyWrite Strategy	Diversified
Russell 2000 BuyWrite(a)	Diversified
S&P 500 BuyWrite(a)	Diversified

(a)	The Fund commenced operations on March 14, 2024.
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair
25
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
• Flexible Exchange Options (“FLEX Options”) are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Options:  The Funds write European-style call options on its respective underlying fund to generate gains from options premiums.
A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. The Funds do not expect to physically settle outstanding option positions as they will generally purchase offsetting call options as necessary to close out the open call positions.
Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the  premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received. Written call options will typically be “covered,” meaning that they hold the underlying instrument subject to be called by the option counterparty. The
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
Funds will seek to write call options up to (but not exceeding) the full amounts of shares of the underlying funds held in the Funds (i.e., the short positions in the call options are offset or “covered,” by the long positions the Funds hold in shares of the underlying funds).
In purchasing and writing options, the Funds bears the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
20+ Year Treasury Bond BuyWrite Strategy	0.20%
High Yield Corporate Bond BuyWrite Strategy	0.20
Investment Grade Corporate Bond BuyWrite Strategy	0.20
Russell 2000 BuyWrite	0.20
S&P 500 BuyWrite	0.22
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: During the year ended October 31, 2024, iShares 20+ Year Treasury Bond BuyWrite Strategy ETF received reimbursements of $2,407 from an affiliate, which is included in payments by affiliates in the Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
20+ Year Treasury Bond BuyWrite Strategy	$—	$149,492,076
High Yield Corporate Bond BuyWrite Strategy	147,445	7,863,491
Investment Grade Corporate Bond BuyWrite Strategy	—	36,765,001
Russell 2000 BuyWrite	429,084	3,292,341
S&P 500 BuyWrite	194,720	2,611,337
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
20+ Year Treasury Bond BuyWrite Strategy	$694,345,670	$153,242,181
High Yield Corporate Bond BuyWrite Strategy	156,955,466	11,442,015
Investment Grade Corporate Bond BuyWrite Strategy	80,602,860	22,118,875
Russell 2000 BuyWrite	21,424,233	956,144
S&P 500 BuyWrite	27,754,128	995,959
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
27
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
20+ Year Treasury Bond BuyWrite Strategy	$(7,436,328)	$7,436,328
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
20+ Year Treasury Bond BuyWrite Strategy
Ordinary income	$33,968,972	$30,491,033
Return of capital	97,217,006	3,125,516
	$131,185,978	$33,616,549
High Yield Corporate Bond BuyWrite Strategy
Ordinary income	$3,768,212	$1,673,896
Return of capital	3,743,252	1,968,599
	$7,511,464	$3,642,495
Investment Grade Corporate Bond BuyWrite Strategy
Ordinary income	$7,807,190	$6,385,924
Return of capital	20,438,751	4,835,754
	$28,245,941	$11,221,678

iShares ETF	Period Ended 10/31/24
Russell 2000 BuyWrite
Ordinary income	$240,360
Long-term capital gains	111,870
Return of capital	1,422,839
$1,775,069
S&P 500 BuyWrite
Ordinary income	$1,208,972
Long-term capital gains	228,677
Return of capital	402,832
$1,840,481
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
20+ Year Treasury Bond BuyWrite Strategy	$(37,739,398)	$(62,476,251)	$(100,215,649)
High Yield Corporate Bond BuyWrite Strategy	(344,799)	(200,015)	(544,814)
Investment Grade Corporate Bond BuyWrite Strategy	(10,131,130)	(580,361)	(10,711,491)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the treatment of straddles.
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
20+ Year Treasury Bond BuyWrite Strategy	$1,169,782,092	$3,191,856	$(57,925,245)	$(54,733,389)
High Yield Corporate Bond BuyWrite Strategy	184,963,587	2,509,419	—	2,509,419
Investment Grade Corporate Bond BuyWrite Strategy	209,001,285	4,173,872	—	4,173,872
Russell 2000 BuyWrite	19,331,418	—	—	—
S&P 500 BuyWrite	26,709,957	—	—	—
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
29
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the underlying funds above the exercise prices of the written options but will continue to bear the risk of declines in the value of the underlying funds. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying funds. In addition, the Funds' ability to sell shares of the underlying funds will be limited while the options are in effect unless the Funds extinguish the option positions through the purchase of offsetting identical options prior to the expiration of the written options.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the underlying funds, which could reduce the Funds' returns. Exchanges may suspend the trading of options. As a result, the Funds may be unable to write or purchase options at times that may be advantageous to the Funds. If the Funds are unable to extinguish the option positions before exercise, the Funds may be required to deliver the corresponding shares of the underlying funds, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, the Funds use options which are struck once per month, and the timing of changes in the price of the underlying funds may affect the Funds' performance.
The Funds will be affected by the movements in interest rates and the resulting share price of the underlying funds. In a falling interest rate environment, the underlying funds are generally expected to appreciate in price and the Funds may underperform the underlying funds as price appreciation for the Funds is limited to the exercise prices of the options written by the Funds.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
20+ Year Treasury Bond BuyWrite Strategy
Shares sold	25,525,000	$689,209,076	25,125,000	$816,625,073
Shares redeemed	(5,900,000)	(153,130,368)	(1,850,000)	(58,099,775)
	19,625,000	$536,078,708	23,275,000	$758,525,298
High Yield Corporate Bond BuyWrite Strategy
Shares sold	4,850,000	$158,139,456	1,150,000	$41,169,969
Shares redeemed	(350,000)	(11,431,375)	(100,000)	(3,629,859)
	4,500,000	$146,708,081	1,050,000	$37,540,110
Investment Grade Corporate Bond BuyWrite Strategy
Shares sold	2,800,000	$80,234,131	5,600,000	$185,142,535
Shares redeemed	(750,000)	(21,882,807)	(250,000)	(8,722,244)
	2,050,000	$58,351,324	5,350,000	$176,420,291

	Period Ended 10/31/24(a)
iShares ETF	Shares	Amount
Russell 2000 BuyWrite
Shares sold	440,000	$21,317,454
Shares redeemed	(20,000)	(918,696)
	420,000	$20,398,758
S&P 500 BuyWrite
Shares sold	560,000	$27,799,226
Shares redeemed	(20,000)	(995,897)
	540,000	$26,803,329

(a)	The Fund commenced operations on March 14, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or
Notes to Financial Statements
30

Notes to Financial Statements  (continued)
other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
31
2024 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF(1)
iShares High Yield Corporate Bond BuyWrite Strategy ETF(1)
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF(1)
iShares Russell 2000 BuyWrite ETF(2)
iShares S&P 500 BuyWrite ETF(2)
(1) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2) Statement of operations and statement of changes in net assets for the period March 14, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
32

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2024:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Russell 2000 BuyWrite	$111,870
S&P 500 BuyWrite	228,677
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
20+ Year Treasury Bond BuyWrite Strategy	$33,968,972
High Yield Corporate Bond BuyWrite Strategy	5,077
Investment Grade Corporate Bond BuyWrite Strategy	27,909
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
20+ Year Treasury Bond BuyWrite Strategy	$33,968,972
High Yield Corporate Bond BuyWrite Strategy	3,424,979
Investment Grade Corporate Bond BuyWrite Strategy	7,535,214
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gains
20+ Year Treasury Bond BuyWrite Strategy	$33,951,492	$ —
High Yield Corporate Bond BuyWrite Strategy	2,838,816	—
Investment Grade Corporate Bond BuyWrite Strategy	6,432,097	—
Russell 2000 BuyWrite	—	111,870
S&P 500 BuyWrite	—	1,040,298
33
2024 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
34

Board Review and Approval of Investment Advisory Contract
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF, iShares High Yield Corporate Bond BuyWrite Strategy ETF, iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
35
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
36

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
37
2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar
Glossary of Terms Used in this Report
38

Additional Financial Information
Schedules of Investments (Unaudited)
October 31, 2024
Statements of Assets and Liabilities (Unaudited)
October 31, 2024
iShares Trust
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$16,164	$15,660,815
7.50%, 06/01/29(a)(b)	14,539	12,427,210
7.75%, 04/15/28(a)(b)	13,446	11,971,422
7.88%, 04/01/30(a)(b)	11,258	11,483,160
9.00%, 09/15/28(a)(b)	10,227	10,706,391
CMG Media Corp., 8.88%, 12/15/27(a)	14,056	10,263,088
Lamar Media Corp.
3.63%, 01/15/31	7,497	6,693,415
3.75%, 02/15/28(b)	8,767	8,315,719
4.00%, 02/15/30(b)	7,345	6,787,871
4.88%, 01/15/29(b)	4,847	4,707,406
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	36,042	33,635,115
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	7,705	7,217,659
4.63%, 03/15/30(a)(b)	7,665	7,122,462
5.00%, 08/15/27(a)(b)	7,658	7,528,333
7.38%, 02/15/31(a)(b)	5,876	6,184,398
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	15,015	14,283,019
		174,987,483
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28(a)	9,293	9,284,543
7.00%, 06/01/32(a)(b)	11,117	11,398,482
7.13%, 06/15/26(a)(b)	820	828,982
7.25%, 07/01/31(a)(b)	12,163	12,558,298
7.50%, 02/01/29(a)(b)	9,976	10,397,421
7.88%, 04/15/27(a)(b)	18,275	18,308,635
8.75%, 11/15/30(a)(b)	9,825	10,660,125
Spirit AeroSystems Inc.
4.60%, 06/15/28(b)	9,755	9,303,441
9.38%, 11/30/29(a)	12,772	13,779,392
9.75%, 11/15/30(a)	17,158	19,062,538
TransDigm Inc.
4.63%, 01/15/29(b)	16,075	15,254,170
4.88%, 05/01/29(b)	10,269	9,799,399
5.50%, 11/15/27	34,208	33,870,538
6.00%, 01/15/33(a)	10,601	10,508,241
6.38%, 03/01/29(a)	35,877	36,433,452
6.63%, 03/01/32(a)	31,111	31,664,154
6.75%, 08/15/28(a)	28,679	29,324,277
6.88%, 12/15/30(a)	19,393	19,877,825
7.13%, 12/01/31(a)	12,248	12,661,370
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	11	11,458
		314,986,741
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	5,788	5,730,120
6.00%, 06/15/30(a)(b)	13,054	12,956,095
Vector Group Ltd., 10.50%, 11/01/26(a)	10,466	10,459,197
		29,145,412
Airlines — 1.5%
Air Canada, 3.88%, 08/15/26(a)(b)	16,472	15,950,002
American Airlines Inc.
7.25%, 02/15/28(a)(b)	11,458	11,626,528
8.50%, 05/15/29(a)	13,187	13,833,254
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	$22,526	$22,480,972
5.75%, 04/20/29(a)(b)	40,633	40,265,306
Delta Air Lines Inc.
3.75%, 10/28/29(b)	758	706,369
4.38%, 04/19/28(b)	39	38,117
7.38%, 01/15/26(b)	126	128,992
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	27,213	28,348,294
United Airlines Inc.
4.38%, 04/15/26(a)	26,444	25,990,750
4.63%, 04/15/29(a)	27,084	25,916,861
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	13,070	11,152,964
7.88%, 05/01/27(a)(b)	7,255	7,035,101
9.50%, 06/01/28(a)(b)	6,124	6,010,706
		209,484,216
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26(a)	10,282	10,159,850
9.00%, 02/15/31(a)(b)	7,189	7,699,778
VF Corp.
2.80%, 04/23/27(b)	6,468	6,095,897
2.95%, 04/23/30(b)	7,339	6,333,850
		30,289,375
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	14,283	12,640,455
4.75%, 10/01/27(a)	5,250	5,122,546
5.88%, 06/01/29(a)(b)	6,450	6,430,844
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	14,445	14,021,280
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	5,894	5,686,531
5.50%, 07/15/29(a)(b)	5,808	5,642,472
5.88%, 01/15/28(a)(b)	7,257	7,173,754
7.75%, 10/15/25(a)	6,157	6,152,074
		62,869,956
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	11,050	10,870,603
7.00%, 04/15/28(a)(b)	6,961	7,065,415
8.25%, 04/15/31(a)(b)	7,509	7,763,638
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	8,720	7,892,036
6.50%, 04/01/27(b)	6,929	6,887,911
6.88%, 07/01/28(b)	5,189	5,131,226
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	8,170	8,187,239
6.75%, 05/15/28(a)(b)	9,911	10,143,413
8.50%, 05/15/27(a)(b)	27,891	27,968,384
Dana Inc.
4.25%, 09/01/30(b)	5,931	5,138,470
5.38%, 11/15/27(b)	4,993	4,879,466
5.63%, 06/15/28(b)	5,434	5,284,565
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	9,522	9,188,730
5.00%, 05/31/26(b)	11,439	11,219,507

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.00%, 07/15/29(b)	$11,681	$10,569,600
5.25%, 04/30/31(b)	6,981	6,122,407
5.25%, 07/15/31(b)	7,306	6,420,001
5.63%, 04/30/33(b)	5,927	5,120,719
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(a)(c)	5,465	5,285,519
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(c)	3,875	3,875,814
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(b)(c)	3,875	3,891,546
Tenneco Inc., 8.00%, 11/17/28(a)(b)	24,745	22,900,384
ZF North America Capital Inc.
6.75%, 04/23/30(a)	10,208	10,063,429
6.88%, 04/14/28(a)	8,194	8,263,075
6.88%, 04/23/32(a)(b)	9,983	9,758,382
7.13%, 04/14/30(a)(b)	8,441	8,486,462
		228,377,941
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	8,066	7,975,257
7.63%, 05/01/26(a)(b)	8,323	8,359,610
12.00%, 10/01/28(a)	11,389	12,300,120
12.25%, 10/01/30(a)	5,517	6,070,787
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(d)	10,045	8,794,043
5.71%, 01/15/26(a)(b)	19,609	19,649,459
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	20,226	19,446,975
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	12,968	12,915,804
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(d)	17,051	17,826,486
		113,338,541
Building Materials — 1.7%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	18,419	16,450,469
5.00%, 03/01/30(a)(b)	7,051	6,732,577
6.38%, 06/15/32(a)(b)	9,737	9,769,035
6.38%, 03/01/34(a)(b)	12,864	12,917,064
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	10,097	10,113,054
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	7,170	7,369,864
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	37,357	37,950,192
6.75%, 07/15/31(a)	6,372	6,513,649
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	9,692	9,850,134
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	6,931	6,614,115
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	14,675	14,533,386
8.88%, 11/15/31(a)	15,252	16,019,176
Standard Industries Inc./New York
3.38%, 01/15/31(a)	14,637	12,710,405
4.38%, 07/15/30(a)	21,522	19,783,601
4.75%, 01/15/28(a)	13,334	12,858,532
5.00%, 02/15/27(a)	10,616	10,390,410
Security	Par (000)	Value
Building Materials (continued)
6.50%, 08/15/32(a)	$7,122	$7,155,153
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)(b)	8,877	8,797,545
7.25%, 01/15/31(a)(b)	9,622	9,988,037
		236,516,398
Chemicals — 2.2%
Asp Unifrax Hld New Money, 0.00%, 12/31/49(e)	18,775	18,593,197
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(c)	14,626	8,629,207
11.18%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(c)	18,774	18,593,197
Avient Corp.
6.25%, 11/01/31(a)	8,542	8,563,355
7.13%, 08/01/30(a)	3,696	3,804,958
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	6,234	6,507,423
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	8,958	8,249,422
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	5,862	5,743,713
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	8,510	7,337,747
5.38%, 05/15/27(b)	6,784	6,507,333
5.75%, 11/15/28(a)(b)	10,884	10,006,024
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	5,408	5,455,077
7.50%, 04/15/29(a)(b)	11,209	11,549,978
Methanex Corp.
5.13%, 10/15/27(b)	9,424	9,173,604
5.25%, 12/15/29	9,276	8,941,733
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	7,118	6,480,369
5.25%, 06/01/27(a)	14,743	14,474,147
8.50%, 11/15/28(a)	4,384	4,649,336
9.00%, 02/15/30(a)(b)	9,354	9,956,170
Olin Corp.
5.00%, 02/01/30(b)	7,920	7,554,283
5.13%, 09/15/27(b)	6,206	6,113,531
5.63%, 08/01/29(b)	9,004	8,880,195
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	9,870	9,253,125
6.25%, 10/01/29(a)(b)	4,340	4,133,850
7.25%, 06/15/31(a)(b)	10,722	10,967,840
9.75%, 11/15/28(a)(b)	24,721	26,198,567
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	13,736	13,152,220
6.63%, 05/01/29(a)(b)	9,746	9,439,388
Tronox Inc., 4.63%, 03/15/29(a)(b)	14,700	13,319,964
WR Grace Holdings LLC
4.88%, 06/15/27(a)	10,177	9,975,726
5.63%, 08/15/29(a)(b)	15,573	14,405,025
		306,609,704
Commercial Services — 4.8%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	13,146	12,285,397

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	$7,382	$7,379,557
Albion Financing 2 SARL, 8.75%, 04/15/27(a)(b)	7,022	7,161,095
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	31,806	32,389,004
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	12,959	11,873,684
9.75%, 07/15/27(a)(b)	17,136	17,164,927
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)(b)	26,011	24,386,711
APX Group Inc., 5.75%, 07/15/29(a)(b)	375	370,373
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	6,061	5,690,926
5.38%, 03/01/29(a)(b)	8,175	7,608,399
5.75%, 07/15/27(a)(b)	6,311	6,196,604
8.00%, 02/15/31(a)(b)	6,952	7,104,633
8.25%, 01/15/30(a)(b)	9,120	9,312,706
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	7,577	7,592,230
Block Inc.
2.75%, 06/01/26	11,148	10,730,879
3.50%, 06/01/31(b)	13,125	11,630,587
6.50%, 05/15/32(a)(b)	27,054	27,561,560
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	29,725	31,278,964
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	7,213	7,018,429
6.50%, 06/15/29(a)(b)	4,997	5,080,700
6.75%, 06/15/32(a)(b)	5,255	5,350,799
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	6,556	6,610,640
8.63%, 05/15/32(a)	7,602	7,833,980
9.00%, 05/15/28(a)(b)	15,096	15,625,266
Garda World Security Corp.
4.63%, 02/15/27(a)	7,397	7,199,661
6.00%, 06/01/29(a)	7,424	6,950,720
7.75%, 02/15/28(a)(b)	5,075	5,238,431
8.25%, 08/01/32(a)	7,079	7,045,233
8.38%, 11/15/32(a)(b)	13,420	13,420,000
9.50%, 11/01/27(a)	8,426	8,434,510
GEO Group Inc. (The)
8.63%, 04/15/29	9,249	9,662,338
10.25%, 04/15/31(b)	8,699	9,331,243
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	14,651	14,564,840
6.63%, 06/15/29(a)	11,506	11,764,885
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	6,762	5,078,803
5.00%, 12/01/29(a)(b)	13,164	8,424,960
12.63%, 07/15/29(a)(b)	11,137	11,816,580
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)(b)	13,782	12,970,240
5.75%, 04/15/26(a)	18,241	18,248,743
6.25%, 01/15/28(a)(b)	17,818	17,799,291
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	5,850	5,839,645
Security	Par (000)	Value
Commercial Services (continued)
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	$13,450	$13,560,962
10.88%, 08/01/29(a)(b)	6,381	6,292,065
Service Corp. International/U.S.
3.38%, 08/15/30	11,846	10,484,851
4.00%, 05/15/31	11,502	10,364,974
4.63%, 12/15/27(b)	5,839	5,710,004
5.13%, 06/01/29(b)	9,762	9,586,284
5.75%, 10/15/32(b)	8,181	8,063,603
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)(b)	1,313	1,293,282
6.75%, 08/15/32(a)(b)	15,404	15,770,769
Sotheby's, 7.38%, 10/15/27(a)(b)	9,936	9,721,548
United Rentals North America Inc.
3.75%, 01/15/32(b)	10,208	9,050,215
3.88%, 11/15/27	9,780	9,410,588
3.88%, 02/15/31	16,359	14,811,030
4.00%, 07/15/30(b)	9,606	8,866,194
4.88%, 01/15/28	21,916	21,489,734
5.25%, 01/15/30(b)	10,023	9,851,549
5.50%, 05/15/27(b)	3,191	3,184,957
6.13%, 03/15/34(a)(b)	14,533	14,628,264
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	17,255	17,815,787
Williams Scotsman Inc.
4.63%, 08/15/28(a)	6,166	5,873,886
6.63%, 06/15/29(a)	6,532	6,621,815
7.38%, 10/01/31(a)(b)	6,318	6,521,558
		678,002,092
Computers — 1.1%
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	13,282	13,762,525
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	10,051	10,412,836
McAfee Corp., 7.38%, 02/15/30(a)(b)	28,005	27,035,187
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	18,879	20,766,900
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	9,164	8,801,449
5.13%, 04/15/29(a)(b)	5,751	5,481,422
Seagate HDD Cayman
4.09%, 06/01/29(b)	7,380	6,954,890
4.88%, 06/01/27(b)	7,325	7,224,061
8.25%, 12/15/29(b)	6,072	6,527,461
8.50%, 07/15/31(b)	6,261	6,746,102
9.63%, 12/01/32(b)	10,369	11,820,813
Vericast Corp., 12.41%, 06/15/30(d)	0 (f)	1
Western Digital Corp., 4.75%, 02/15/26	30,392	30,115,129
		155,648,776
Cosmetics & Personal Care — 0.5%
Coty Inc., 5.00%, 04/15/26(a)(b)	4,947	4,922,265
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	6,528	6,289,262
6.63%, 07/15/30(a)(b)	10,269	10,471,777
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	6,595	6,134,174
5.50%, 06/01/28(a)(b)	9,740	9,618,250
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(b)	8,068	7,636,927
6.13%, 09/30/32(b)	10,036	9,910,550

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	$8,576	$7,637,157
5.13%, 01/15/28(a)	4,713	4,615,238
		67,235,600
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	6,230	5,679,843
4.00%, 01/15/28(a)	8,700	8,272,743
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	18,078	16,701,089
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)(b)	6,441	6,604,440
7.75%, 03/15/31(a)(b)	10,363	10,860,424
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(g)(h)	9,458	1,116,044
9.00%, 11/15/26(a)(b)(g)(h)	13,501	5,785,179
		55,019,762
Diversified Financial Services — 4.7%
AG Issuer LLC, 6.25%, 03/01/28(a)	6,108	5,981,738
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)(b)	6,549	6,745,470
Ally Financial Inc.
5.75%, 11/20/25(b)	7,494	7,529,833
6.70%, 02/14/33(b)	6,766	6,791,835
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	4,970	4,777,837
10.00%, 08/15/30(a)	8,260	9,004,505
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	5,083	5,070,293
9.25%, 07/01/31(a)	9,313	9,994,525
Coinbase Global Inc.
3.38%, 10/01/28(a)	13,230	11,739,582
3.63%, 10/01/31(a)(b)	10,248	8,544,782
Credit Acceptance Corp.
6.63%, 03/15/26(b)	5,087	5,070,467
9.25%, 12/15/28(a)	8,691	9,193,289
Encore Capital Group Inc.
8.50%, 05/15/30(a)	7,143	7,526,936
9.25%, 04/01/29(a)(b)	7,391	7,863,562
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	13,591	13,493,824
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	9,425	9,516,894
9.25%, 02/01/29(a)	14,784	15,153,600
GGAM Finance Ltd.
5.88%, 03/15/30(a)	5,475	5,399,719
6.88%, 04/15/29(a)(b)	5,467	5,576,340
8.00%, 02/15/27(a)	9,434	9,724,001
8.00%, 06/15/28(a)(b)	8,785	9,267,384
7.75%, 05/15/26(a)(b)	5,714	5,815,995
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	14,151	14,573,373
goeasy Ltd.
7.63%, 07/01/29(a)(b)	9,254	9,506,634
9.25%, 12/01/28(a)	8,531	9,062,737
Series 144*, 6.88%, 05/15/30(a)	3,080	3,110,800
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	8,150	7,701,750
6.13%, 11/01/32(a)(b)	10,229	10,241,786
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 04/30/31(a)	$18,558	$19,230,727
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	13,749	12,680,721
6.63%, 10/15/31(a)	6,710	6,674,055
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	813	843,295
8.13%, 03/30/29(a)	585	619,117
8.38%, 05/01/28(a)(b)	374	393,029
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	5,328	4,739,256
6.50%, 05/01/28(a)	14,787	13,992,199
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	5,929	5,866,968
5.13%, 12/15/30(a)	9,127	8,543,191
5.50%, 08/15/28(a)	10,892	10,623,104
5.75%, 11/15/31(a)(b)	8,084	7,750,535
6.00%, 01/15/27(a)	9,587	9,547,292
6.50%, 08/01/29(a)	9,710	9,715,049
7.13%, 02/01/32(a)(b)	12,858	13,128,899
Navient Corp.
4.88%, 03/15/28	5,923	5,635,896
5.00%, 03/15/27(b)	10,019	9,843,768
5.50%, 03/15/29(b)	9,887	9,417,368
6.75%, 06/15/26(b)	7,729	7,868,149
9.38%, 07/25/30	7,241	7,833,965
11.50%, 03/15/31	7,280	8,148,358
OneMain Finance Corp.
3.50%, 01/15/27(b)	10,659	10,155,149
3.88%, 09/15/28(b)	8,068	7,445,467
4.00%, 09/15/30(b)	11,085	9,767,271
5.38%, 11/15/29(b)	10,237	9,814,724
6.63%, 01/15/28(b)	10,596	10,772,423
6.63%, 05/15/29	3,110	3,110,000
7.13%, 03/15/26(b)	21,302	21,823,899
7.13%, 11/15/31(b)	10,388	10,498,736
7.50%, 05/15/31(b)	8,939	9,138,178
7.88%, 03/15/30(b)	9,302	9,674,080
9.00%, 01/15/29(b)	11,479	12,158,965
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	8,943	8,313,597
5.38%, 10/15/25(a)	6,779	6,744,427
5.75%, 09/15/31(a)(b)	6,733	6,446,848
7.13%, 11/15/30(a)	8,948	9,082,220
7.88%, 12/15/29(a)	10,365	10,856,392
PRA Group Inc.
8.38%, 02/01/28(a)(b)	5,674	5,834,521
8.88%, 01/31/30(a)(b)	5,662	5,866,115
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	16,281	15,495,805
3.63%, 03/01/29(a)(b)	11,311	10,426,480
3.88%, 03/01/31(a)	16,923	15,082,624
4.00%, 10/15/33(a)(b)	11,699	10,078,367
SLM Corp.
3.13%, 11/02/26(b)	3,147	2,986,313
4.20%, 10/29/25	3,038	2,985,139
Synchrony Financial, 7.25%, 02/02/33(b)	10,556	10,821,190
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	12,242	12,180,790
5.50%, 04/15/29(a)	9,630	9,177,243

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 06/15/27(a)	$6,825	$6,705,501
		670,516,896
Electric — 3.3%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	12,283	12,728,259
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	13,738	13,879,305
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	4,075	4,049,531
Calpine Corp.
3.75%, 03/01/31(a)(b)	11,289	10,175,340
4.50%, 02/15/28(a)	17,081	16,434,997
4.63%, 02/01/29(a)(b)	9,392	8,903,499
5.00%, 02/01/31(a)(b)	11,142	10,494,416
5.13%, 03/15/28(a)(b)	19,550	19,104,852
5.25%, 06/01/26(a)	664	657,592
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	12,671	11,277,982
4.75%, 03/15/28(a)	12,017	11,654,149
DPL Inc., 4.35%, 04/15/29(b)	4,722	4,425,301
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(d)	5,738	6,017,728
8.13%, 06/15/53, (5-year CMT + 3.864%)(d)	6,359	6,660,433
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(i)	20,652	23,423,147
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)(d)	16,037	16,123,600
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)(d)	7,091	7,347,966
Lightning Power LLC, 7.25%, 08/15/32(a)	20,155	20,961,200
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	7,181	6,926,976
4.50%, 09/15/27(a)(b)	9,112	8,747,520
7.25%, 01/15/29(a)(b)	10,127	10,418,865
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	6,658	6,065,049
3.63%, 02/15/31(a)(b)	14,681	12,996,355
3.88%, 02/15/32(a)(b)	7,929	7,028,910
5.25%, 06/15/29(a)(b)	9,340	9,129,850
5.75%, 01/15/28	9,277	9,285,906
5.75%, 07/15/29(a)	12,254	12,102,816
6.00%, 02/01/33(a)	4,135	4,110,190
6.25%, 11/01/34(a)	11,990	11,973,214
PG&E Corp.
5.00%, 07/01/28(b)	12,969	12,485,905
5.25%, 07/01/30(b)	12,669	12,317,832
7.38%, 03/15/55, (5-year CMT + 3.883%)(d)	13,352	13,790,373
Pike Corp.
5.50%, 09/01/28(a)	9,197	8,999,176
8.63%, 01/31/31(a)	5,280	5,605,926
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	16,687	18,005,273
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	17,412	16,538,135
5.00%, 07/31/27(a)	17,314	17,065,717
5.50%, 09/01/26(a)	5,839	5,809,455
5.63%, 02/15/27(a)	15,592	15,553,020
6.88%, 04/15/32(a)(b)	13,234	13,680,648
Security	Par (000)	Value
Electric (continued)
7.75%, 10/15/31(a)(b)	$19,545	$20,644,406
		463,600,814
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	10,766	10,039,295
4.75%, 06/15/28(a)(b)	7,637	7,338,425
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	11,245	11,466,527
6.63%, 03/15/32(a)(b)	10,949	11,239,696
7.25%, 06/15/28(a)(b)	17,904	18,311,307
		58,395,250
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	27,374	26,605,612
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	14,146	13,229,764
5.88%, 09/01/30(a)(b)	6,095	6,033,364
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	10,231	9,136,385
4.38%, 02/15/30(a)(b)	6,826	6,358,564
6.63%, 07/15/32(a)(b)	6,493	6,574,163
		67,937,852
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	10,321	9,630,422
5.00%, 01/31/28(a)	10,337	10,104,417
		19,734,839
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)(b)	5,823	5,481,481
6.88%, 08/15/32(a)(b)	8,293	8,505,798
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	18,040	19,139,899
		33,127,178
Entertainment — 2.9%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	12,886	11,114,175
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(c)	15,447	15,494,113
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	16,269	15,252,187
6.00%, 10/15/32(a)	7,950	7,754,430
6.50%, 02/15/32(a)	19,886	20,162,710
7.00%, 02/15/30(a)	27,730	28,442,561
8.13%, 07/01/27(a)(b)	10,758	10,977,941
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	6,665	6,419,728
5.38%, 04/15/27(b)	5,242	5,198,153
Churchill Downs Inc.
4.75%, 01/15/28(a)(b)	9,663	9,373,013
5.50%, 04/01/27(a)(b)	8,147	8,087,201
5.75%, 04/01/30(a)(b)	15,445	15,185,207
6.75%, 05/01/31(a)(b)	7,343	7,475,468
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	10,148	9,957,725
7.00%, 08/01/32(a)(b)	6,709	6,876,725
International Game Technology PLC
4.13%, 04/15/26(a)	9,748	9,607,439
5.25%, 01/15/29(a)(b)	9,621	9,451,687

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
6.25%, 01/15/27(a)	$9,984	$10,067,267
Light & Wonder International Inc.
7.00%, 05/15/28(a)(b)	12,211	12,257,371
7.25%, 11/15/29(a)	5,417	5,534,030
7.50%, 09/01/31(a)(b)	7,178	7,404,251
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	6,072	5,726,017
4.75%, 10/15/27(a)(b)	13,272	12,905,162
6.50%, 05/15/27(a)	14,938	15,154,334
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	8,349	8,190,703
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	4,482	4,409,782
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)(b)	16,849	16,722,632
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	5,539	5,225,872
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	5,389	5,671,923
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)(b)	10,340	7,294,009
5.88%, 09/01/31(a)(b)	10,173	6,548,869
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	14,212	12,514,092
8.45%, 07/27/30(a)(b)	5,721	5,871,176
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	5,694	5,658,413
7.25%, 05/15/31(a)(b)	10,562	10,826,050
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	10,886	11,090,112
WMG Acquisition Corp., 3.00%, 02/15/31(a)(b)	745	651,957
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	10,456	10,155,390
6.25%, 03/15/33(a)(b)	11,260	11,204,919
7.13%, 02/15/31(a)(b)	14,054	14,781,505
		402,696,299
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27(a)	5,298	5,220,596
6.38%, 02/01/31(a)(b)	7,875	7,930,257
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	10,154	9,514,603
3.75%, 08/01/25(a)	1,696	1,679,040
4.00%, 08/01/28(a)(b)	9,584	9,062,454
4.38%, 08/15/29(a)(b)	7,240	6,785,990
4.75%, 06/15/29(a)(b)	10,092	9,639,121
5.13%, 12/15/26(a)	4,767	4,724,049
6.75%, 01/15/31(a)(b)	12,614	12,981,067
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	8,923	8,477,094
5.88%, 06/30/29(a)(b)	13,826	13,114,652
Reworld Holding Corp.
4.88%, 12/01/29(a)	10,400	9,663,576
5.00%, 09/01/30(b)	5,266	4,835,031
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	6,243	6,377,859
		110,005,389
Security	Par (000)	Value
Food — 2.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)(b)	$10,949	$10,580,536
3.50%, 03/15/29(a)(b)	20,743	19,194,535
4.63%, 01/15/27(a)	19,743	19,323,461
4.88%, 02/15/30(a)(b)	14,836	14,427,104
5.88%, 02/15/28(a)	11,797	11,815,655
6.50%, 02/15/28(a)(b)	11,295	11,509,492
7.50%, 03/15/26(a)(b)	9,229	9,345,839
B&G Foods Inc.
5.25%, 09/15/27(b)	8,556	8,293,221
8.00%, 09/15/28(a)(b)	11,262	11,670,248
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(b)(c)	7,099	7,325,068
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	13,413	13,876,687
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	14,071	13,064,354
4.38%, 01/31/32(a)(b)	10,572	9,670,674
4.88%, 05/15/28(a)(b)	7,615	7,458,776
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	13,250	12,377,156
5.50%, 10/15/27(a)(b)	13,829	13,720,673
6.13%, 09/15/32(a)(b)	9,524	9,555,548
Pilgrim's Pride Corp.
3.50%, 03/01/32(b)	11,510	10,070,214
4.25%, 04/15/31	13,250	12,316,597
6.25%, 07/01/33	13,114	13,590,923
6.88%, 05/15/34	5,867	6,356,453
Post Holdings Inc.
4.50%, 09/15/31(a)	13,730	12,505,421
4.63%, 04/15/30(a)(b)	18,826	17,591,767
5.50%, 12/15/29(a)(b)	16,507	16,108,356
5.63%, 01/15/28(a)	5,962	6,012,617
6.25%, 02/15/32(a)(b)	14,207	14,360,720
6.25%, 10/15/34(a)	3,202	3,165,177
6.38%, 03/01/33(a)(b)	16,591	16,398,876
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	7,509	7,121,142
4.75%, 02/15/29(a)(b)	12,162	11,724,290
5.75%, 04/15/33(a)	4,190	4,126,731
6.88%, 09/15/28(a)(b)	6,595	6,788,168
7.25%, 01/15/32(a)(b)	6,079	6,320,269
		367,766,748
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	15,887	15,590,866
TKC Holdings Inc.
6.88%, 05/15/28(a)	6,228	6,135,367
10.50%, 05/15/29(a)	9,784	9,903,242
		31,629,475
Forest Products & Paper — 0.2%
Glatfelter Corp.
4.75%, 11/15/29(a)	4,825	4,336,469
7.25%, 11/15/31(a)(b)	10,340	10,252,110
Mercer International Inc.
5.13%, 02/01/29(b)	11,111	9,570,615
12.88%, 10/01/28(a)	2,706	2,859,644
		27,018,838

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25(b)	$635	$631,762
5.75%, 05/20/27	7,111	6,836,782
5.88%, 08/20/26	8,924	8,726,298
9.38%, 06/01/28(a)	6,426	6,610,747
		22,805,589
Health Care - Products — 1.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	12,325	11,382,137
4.63%, 07/15/28(a)	21,656	20,918,793
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	18,725	19,676,292
Hologic Inc.
3.25%, 02/15/29(a)(b)	14,165	13,013,102
4.63%, 02/01/28(a)	4,569	4,466,312
Medline Borrower LP
3.88%, 04/01/29(a)	61,241	57,306,266
5.25%, 10/01/29(a)	34,186	33,126,918
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	20,091	20,439,002
Teleflex Inc.
4.25%, 06/01/28(a)(b)	6,503	6,241,384
4.63%, 11/15/27(b)	6,044	5,928,862
		192,499,068
Health Care - Services — 4.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	6,658	6,456,595
3.50%, 04/01/30(a)	8,684	8,410,677
5.00%, 07/15/27(a)	1,922	1,907,122
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	6,773	6,201,013
4.00%, 03/15/31(a)(b)	7,343	6,561,446
4.25%, 05/01/28(a)	7,923	7,536,397
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	13,901	11,546,449
5.25%, 05/15/30(a)(b)	20,421	17,817,322
5.63%, 03/15/27(a)	25,184	24,581,682
6.00%, 01/15/29(a)(b)	7,600	7,148,486
6.13%, 04/01/30(a)(b)	17,137	13,481,678
6.88%, 04/01/28(a)(b)	9,339	7,678,215
6.88%, 04/15/29(a)(b)	16,491	13,926,649
8.00%, 12/15/27(a)(b)	9,660	9,654,325
10.88%, 01/15/32(a)(b)	30,349	32,557,800
DaVita Inc.
3.75%, 02/15/31(a)(b)	19,686	17,136,663
4.63%, 06/01/30(a)(b)	36,167	33,262,428
6.88%, 09/01/32(a)(b)	13,369	13,435,845
Encompass Health Corp.
4.50%, 02/01/28(b)	9,197	8,935,138
4.63%, 04/01/31(b)	5,180	4,858,377
4.75%, 02/01/30(b)	10,058	9,676,902
IQVIA Inc.
5.00%, 10/15/26(a)	11,886	11,755,567
5.00%, 05/15/27(a)	14,162	13,984,975
6.50%, 05/15/30(a)(b)	6,706	6,881,707
LifePoint Health Inc.
4.38%, 02/15/27(a)(b)	7,269	7,041,916
5.38%, 01/15/29(a)(b)	6,364	5,792,301
9.88%, 08/15/30(a)(b)	10,901	11,939,865
10.00%, 06/01/32(a)(b)	10,455	11,116,279
Security	Par (000)	Value
Health Care - Services (continued)
11.00%, 10/15/30(a)	$15,774	$17,588,010
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	8,126	7,361,804
3.88%, 05/15/32(a)(b)	10,203	9,049,194
4.38%, 06/15/28(a)	10,783	10,317,309
MPH Acquisition Holdings LLC
5.50%, 09/01/28(a)(b)	13,532	9,097,293
5.75%, 11/01/28(a)(b)	13,730	6,362,825
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	19,997	20,319,952
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	9,511	9,439,371
9.78%, 02/15/30, (9.78% PIK)(a)(b)(c)	8,816	8,316,064
Select Medical Corp., 6.25%, 08/15/26(a)(b)	20,105	20,154,659
Star Parent Inc., 9.00%, 10/01/30(a)(b)	13,890	14,445,600
Tenet Healthcare Corp.
4.25%, 06/01/29	18,021	17,069,187
4.38%, 01/15/30	20,501	19,245,970
4.63%, 06/15/28(b)	8,587	8,299,550
5.13%, 11/01/27	18,159	18,015,362
6.13%, 10/01/28(b)	36,920	36,966,150
6.13%, 06/15/30(b)	26,144	26,295,112
6.25%, 02/01/27	13,457	13,470,335
6.75%, 05/15/31(b)	18,572	18,970,524
		622,068,090
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	12,736	12,243,401
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	9,639	8,017,720
5.25%, 05/15/27	20,042	18,664,692
6.25%, 05/15/26	16,623	16,244,827
9.00%, 06/15/30(b)	11,474	11,072,410
9.75%, 01/15/29	11,373	11,334,332
Stena International SA
7.25%, 01/15/31(a)(b)	9,468	9,844,447
7.63%, 02/15/31(a)(b)	5,472	5,722,393
		93,144,222
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	5,227	4,821,908
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	6,514	6,049,612
6.25%, 09/15/27(a)	7,945	7,889,623
Century Communities Inc.
3.88%, 08/15/29(a)	6,715	6,100,544
6.75%, 06/01/27	7,225	7,268,422
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	7,952	7,425,896
5.25%, 12/15/27(a)	6,244	6,132,714
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	7,003	6,772,457
5.75%, 01/15/28(a)	5,624	5,622,650
5.88%, 06/15/27(a)	6,875	6,890,263
		64,974,089

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(b)	$10,630	$9,244,698
4.00%, 04/15/29(a)(b)	10,599	9,751,743
		18,996,441
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(a)	15,840	16,106,429
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	6,997	6,331,725
4.13%, 04/30/31(a)	5,904	5,280,390
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)	6,674	6,605,642
10.75%, 06/30/32(a)(b)	5,987	5,579,704
		23,797,461
Housewares — 0.4%
Newell Brands Inc.
5.70%, 04/01/26	27,753	27,801,568
6.38%, 09/15/27(b)	7,337	7,428,560
6.63%, 09/15/29(b)	6,706	6,807,529
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	5,677	5,077,849
4.38%, 02/01/32(b)	5,645	5,104,679
4.50%, 10/15/29(b)	5,958	5,617,277
		57,837,462
Insurance — 2.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	8,381	7,888,616
6.00%, 08/01/29(a)(b)	7,174	6,783,983
7.50%, 11/06/30(a)	14,598	14,822,241
8.25%, 02/01/29(a)	11,463	11,649,274
8.50%, 06/15/29(a)	6,309	6,472,372
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	10,243	9,718,046
5.88%, 11/01/29(a)(b)	6,520	6,148,808
6.50%, 10/01/31(a)	14,175	14,041,304
6.75%, 10/15/27(a)(b)	17,058	16,983,371
6.75%, 04/15/28(a)	17,134	17,214,730
7.00%, 01/15/31(a)	19,985	20,106,974
7.38%, 10/01/32(a)	9,810	9,724,163
AmWINS Group Inc.
4.88%, 06/30/29(a)	10,109	9,531,624
6.38%, 02/15/29(a)(b)	9,838	9,881,868
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	10,646	10,879,325
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	14,129	14,426,989
AssuredPartners Inc.
5.63%, 01/15/29(a)	7,202	6,806,718
7.50%, 02/15/32(a)(b)	7,378	7,432,925
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	11,159	11,818,100
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)(d)	9,641	9,222,773
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	8,001	8,302,398
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	$14,007	$14,213,142
8.13%, 02/15/32(a)	6,875	6,960,938
HUB International Ltd.
5.63%, 12/01/29(a)(b)	8,139	7,866,196
7.25%, 06/15/30(a)(b)	42,632	44,127,104
7.38%, 01/31/32(a)	26,484	26,935,023
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	9,282	9,831,274
10.50%, 12/15/30(a)(b)	8,793	9,468,918
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(d)	5,598	5,263,130
4.30%, 02/01/61(a)(b)	12,238	8,063,567
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	40,685	41,574,984
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	1,065	1,006,340
5.88%, 08/01/32(a)	8,434	8,398,105
		413,565,323
Internet — 1.4%
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	12,451	11,372,743
6.13%, 12/01/28(a)	6,483	5,682,350
Cogent Communications Group LLC
3.50%, 05/01/26(a)	6,604	6,424,437
7.00%, 06/15/27(a)	6,533	6,600,094
Gen Digital Inc.
6.75%, 09/30/27(a)	12,187	12,400,273
7.13%, 09/30/30(a)(b)	6,645	6,878,372
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	10,077	9,287,219
5.25%, 12/01/27(a)	7,518	7,419,796
ION Trading Technologies SARL
5.75%, 05/15/28(a)	5,946	5,385,590
9.50%, 05/30/29(a)(b)	10,618	10,803,815
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,768	5,930,172
4.13%, 08/01/30(a)(b)	6,508	5,918,440
4.63%, 06/01/28(a)(b)	6,959	6,696,994
5.00%, 12/15/27(a)	6,820	6,653,865
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)(b)	9,617	6,480,415
11.75%, 10/15/28(a)(b)	6,901	6,814,341
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(i)	10,231	9,818,781
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(i)	13,047	11,807,535
9.75%, 04/15/29(a)	26,542	28,599,005
11.25%, 02/15/27(a)	25,285	27,456,476
Uber Technologies Inc.
4.50%, 08/15/29(a)	424	411,227
6.25%, 01/15/28(a)(b)	147	148,341
7.50%, 09/15/27(a)	666	678,749
8.00%, 11/01/26(a)	203	202,931
		199,871,961

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel — 0.7%
ATI Inc., 7.25%, 08/15/30(b)	$6,468	$6,690,783
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	7,915	7,908,510
6.75%, 04/15/30(a)(b)	11,295	11,326,061
6.88%, 11/01/29(a)	9,275	9,311,914
7.00%, 03/15/32(a)(b)	19,280	19,304,100
7.38%, 05/01/33(a)	7,155	7,208,662
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	8,819	9,039,475
8.13%, 05/01/27(a)	10,003	10,074,121
8.50%, 05/01/30(a)(b)	7,866	8,094,665
9.25%, 10/01/28(a)	15,111	15,910,135
		104,868,426
Leisure Time — 1.2%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	28,767	30,873,607
Life Time Inc.
5.75%, 01/15/26(a)	11,484	11,477,684
8.00%, 04/15/26(a)	8,239	8,278,135
NCL Corp. Ltd.
5.88%, 03/15/26(a)(b)	18,896	18,787,348
5.88%, 02/15/27(a)(b)	12,737	12,721,079
7.75%, 02/15/29(a)(b)	7,837	8,272,424
8.13%, 01/15/29(a)	11,016	11,666,971
8.38%, 02/01/28(a)	6,959	7,285,725
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	6,915	6,955,085
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	12,121	11,678,705
11.25%, 12/15/27(a)(b)	7,201	7,405,868
Viking Cruises Ltd.
5.88%, 09/15/27(a)	10,971	10,900,895
7.00%, 02/15/29(a)(b)	6,286	6,346,283
9.13%, 07/15/31(a)	8,656	9,348,485
VOC Escrow Ltd., 5.00%, 02/15/28(a)	8,602	8,342,306
		170,340,600
Lodging — 2.7%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	12,114	11,882,663
4.75%, 06/15/31(a)(b)	12,572	11,701,012
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	21,517	18,878,973
3.75%, 05/01/29(a)	10,892	10,143,268
4.00%, 05/01/31(a)(b)	15,217	13,868,317
4.88%, 01/15/30(b)	11,891	11,534,270
5.75%, 05/01/28(a)(b)	6,717	6,736,278
5.88%, 04/01/29(a)(b)	6,600	6,658,476
5.88%, 03/15/33(a)(b)	10,003	10,003,000
6.13%, 04/01/32(a)	5,069	5,124,556
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	6,698	5,992,265
5.00%, 06/01/29(a)(b)	12,345	11,601,214
6.63%, 01/15/32(a)(b)	12,722	12,724,544
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	7,500	7,430,735
Melco Resorts Finance Ltd.
5.25%, 04/26/26(a)(b)	7,188	7,044,096
5.38%, 12/04/29(a)(b)	16,293	14,946,004
Security	Par (000)	Value
Lodging (continued)
5.63%, 07/17/27(a)(b)	$8,103	$7,859,219
5.75%, 07/21/28(a)	10,962	10,454,569
7.63%, 04/17/32(a)(b)	9,818	9,929,925
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	9,471	9,154,969
5.88%, 05/15/26(a)(b)	10,978	10,918,434
7.13%, 06/26/31(a)(b)	7,781	7,906,108
MGM Resorts International
4.63%, 09/01/26(b)	4,293	4,246,045
4.75%, 10/15/28(b)	10,511	10,139,173
5.50%, 04/15/27	9,357	9,337,818
6.13%, 09/15/29(b)	10,610	10,570,213
6.50%, 04/15/32(b)	10,052	10,052,000
Station Casinos LLC
4.50%, 02/15/28(a)(b)	9,212	8,795,894
4.63%, 12/01/31(a)(b)	6,639	6,033,191
6.63%, 03/15/32(a)(b)	6,751	6,773,380
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	14,322	12,939,641
6.50%, 01/15/28(a)(b)	6,742	6,489,175
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,208	8,599,266
6.00%, 04/01/27	5,536	5,589,090
6.63%, 07/31/26(a)	9,441	9,507,748
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,788	12,790,300
5.50%, 01/15/26(a)(b)	13,619	13,461,020
5.50%, 10/01/27(a)(b)	10,505	10,175,708
5.63%, 08/26/28(a)(b)	19,290	18,519,364
		386,511,921
Machinery — 0.6%
Chart Industries Inc.
7.50%, 01/01/30(a)	20,483	21,279,328
9.50%, 01/01/31(a)(b)	7,918	8,503,061
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	13,752	14,150,808
Terex Corp.
5.00%, 05/15/29(a)	9,483	9,116,115
6.25%, 10/15/32(a)	7,900	7,866,188
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	6,390	6,420,379
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	21,183	20,825,607
		88,161,486
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26(a)	7,829	7,772,436
12.25%, 11/15/26(a)(b)	12,115	12,023,380
Hillenbrand Inc., 6.25%, 02/15/29(b)	6,796	6,830,116
		26,625,932
Media — 9.6%
AMC Networks Inc.
4.25%, 02/15/29(b)	14,487	10,005,736
10.25%, 01/15/29(a)(b)	11,579	11,926,370
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	40,650	35,263,875
4.25%, 01/15/34(a)(b)	26,967	21,551,056
4.50%, 08/15/30(a)(b)	37,113	33,135,166
4.50%, 05/01/32	38,006	32,305,100

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.50%, 06/01/33(a)(b)	$23,433	$19,518,166
4.75%, 03/01/30(a)	41,719	37,951,774
4.75%, 02/01/32(a)(b)	16,567	14,379,459
5.00%, 02/01/28(a)	33,566	32,491,888
5.13%, 05/01/27(a)(b)	44,287	43,354,316
5.38%, 06/01/29(a)(b)	20,432	19,538,100
5.50%, 05/01/26(a)	9,616	9,588,066
6.38%, 09/01/29(a)(b)	19,945	19,745,550
7.38%, 03/01/31(a)(b)	14,526	14,762,048
CSC Holdings LLC
3.38%, 02/15/31(a)	13,447	9,648,596
4.13%, 12/01/30(a)	14,687	10,835,743
4.50%, 11/15/31(a)	20,616	15,125,934
4.63%, 12/01/30(a)	31,716	16,016,580
5.00%, 11/15/31(a)	6,682	3,257,475
5.38%, 02/01/28(a)	13,051	11,166,109
5.50%, 04/15/27(a)	18,609	16,562,010
5.75%, 01/15/30(a)	30,242	15,990,458
6.50%, 02/01/29(a)	23,852	20,169,847
7.50%, 04/01/28(a)	14,119	9,318,540
11.25%, 05/15/28(a)	13,000	12,675,000
11.75%, 01/31/29(a)	27,460	26,807,863
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	11,343	11,195,298
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)(b)	49,962	48,150,877
DISH DBS Corp.
5.25%, 12/01/26(a)	36,330	33,605,250
5.75%, 12/01/28(a)	32,228	28,159,215
7.38%, 07/01/28	12,314	9,020,005
7.75%, 07/01/26	26,744	22,598,680
5.13%, 06/01/29	18,553	12,328,469
DISH Network Corp., 11.75%, 11/15/27(a)	53,603	56,417,157
Gray Television Inc.
4.75%, 10/15/30(a)(b)	10,620	6,602,985
5.38%, 11/15/31(a)(b)	17,539	10,757,984
7.00%, 05/15/27(a)(b)	10,029	9,753,621
10.50%, 07/15/29(a)(b)	16,672	17,318,040
iHeartCommunications Inc.
4.75%, 01/15/28(a)	9,128	5,595,464
5.25%, 08/15/27(a)	13,590	9,139,275
6.38%, 05/01/26	14,357	12,067,893
8.38%, 05/01/27	14,442	7,509,844
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	10,947	9,202,048
6.75%, 10/15/27(a)(b)	15,404	14,364,692
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	12,267	12,009,270
7.38%, 09/01/31(a)(b)	8,593	8,803,700
8.00%, 08/01/29(a)(b)	10,244	10,300,893
News Corp.
3.88%, 05/15/29(a)(b)	13,705	12,793,618
5.13%, 02/15/32(a)(b)	7,691	7,344,785
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	14,487	13,607,820
5.63%, 07/15/27(a)(b)	24,045	23,616,698
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(b)(d)	9,492	8,464,016
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	12,808	11,851,803
Security	Par (000)	Value
Media (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	$15,195	$13,135,622
6.50%, 09/15/28(a)	16,003	10,959,014
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	6,466	5,027,315
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	6,391	5,626,349
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	9,543	7,320,912
5.50%, 03/01/30(a)(b)	6,740	4,637,659
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	12,480	11,966,348
3.88%, 09/01/31(a)(b)	20,476	17,588,094
4.00%, 07/15/28(a)(b)	27,186	25,429,784
4.13%, 07/01/30(a)(b)	20,009	17,908,055
5.00%, 08/01/27(a)	21,519	21,064,734
5.50%, 07/01/29(a)(b)	17,564	17,052,888
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	17,999	16,469,085
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	7,071	6,982,613
TEGNA Inc.
4.63%, 03/15/28(b)	13,636	12,841,567
4.75%, 03/15/26(a)	6,346	6,281,373
5.00%, 09/15/29(b)	14,896	13,910,135
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	13,000	12,691,250
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	14,022	12,455,556
6.63%, 06/01/27(a)	18,662	18,518,583
7.38%, 06/30/30(a)(b)	11,596	11,120,854
8.00%, 08/15/28(a)(b)	19,819	20,129,366
8.50%, 07/31/31(a)	16,887	16,596,712
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	11,508	9,896,880
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	13,582	11,880,147
5.50%, 05/15/29(a)(b)	21,049	19,898,588
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	6,233	5,962,917
VZ Secured Financing BV, 5.00%, 01/15/32(a)	21,558	19,340,544
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(b)	6,713	6,067,881
6.00%, 01/15/27(a)(b)	5,216	5,199,894
Ziggo BV, 4.88%, 01/15/30(a)	14,314	13,272,370
		1,352,903,314
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,400	6,011,844
5.50%, 12/15/27(a)(b)	7,783	7,704,314
6.13%, 05/15/28(a)(b)	6,327	6,338,705
7.13%, 03/15/31(a)(b)	10,167	10,602,961
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	9,533	10,032,243
11.50%, 10/01/31(a)(b)	8,150	9,074,292
Constellium SE, 3.75%, 04/15/29(a)(b)	6,804	6,158,931
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	20,326	18,514,953
4.50%, 09/15/27(a)(b)	8,460	8,228,839
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	9,868	9,794,695
6.13%, 04/15/32(a)(b)	10,975	11,016,156
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	7,355	6,556,983
4.63%, 03/01/28(a)	6,349	6,046,529

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Novelis Corp.
3.25%, 11/15/26(a)	$9,462	$9,100,336
3.88%, 08/15/31(a)	9,784	8,589,996
4.75%, 01/30/30(a)	21,627	20,267,959
		154,039,736
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.50%, 08/15/28(a)	10,857	8,921,740
8.88%, 11/30/29(a)(b)	6,891	5,987,294
		14,909,034
Oil & Gas — 5.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	12,280	12,362,522
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	7,912	7,680,337
7.63%, 02/01/29(a)	5,067	5,193,675
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	5,490	5,292,470
6.63%, 10/15/32(a)(b)	6,560	6,495,909
8.25%, 12/31/28(a)(b)	6,398	6,519,171
Baytex Energy Corp.
7.38%, 03/15/32(a)	7,736	7,496,107
8.50%, 04/30/30(a)	11,460	11,661,658
California Resources Corp.
7.13%, 02/01/26(a)(b)	1,957	1,961,403
8.25%, 06/15/29(a)	12,170	12,291,700
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	9,643	9,657,728
7.00%, 06/15/25(a)	19,913	19,933,038
8.38%, 01/15/29(a)	21,518	22,325,140
Civitas Resources Inc.
5.00%, 10/15/26(a)(b)	5,080	4,988,625
8.38%, 07/01/28(a)	18,091	18,701,571
8.63%, 11/01/30(a)	13,386	14,078,565
8.75%, 07/01/31(a)	18,694	19,581,965
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	6,324	6,252,548
7.25%, 03/01/32(a)(b)	4,794	4,928,088
7.38%, 01/15/31(a)(b)	6,202	6,360,275
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	12,564	11,455,227
6.75%, 03/01/29(a)(b)	15,693	15,026,047
6.75%, 03/01/29(a)	5,276	5,059,025
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	9,863	9,567,110
7.63%, 04/01/32(a)	9,216	9,100,800
9.25%, 02/15/28(a)(b)	13,629	14,250,482
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	5,646	5,144,918
8.50%, 01/15/29(a)	9,121	8,835,193
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)	8,490	8,534,573
8.75%, 05/01/31(a)(b)	7,414	7,616,093
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(j)	8,048	7,814,645
5.38%, 03/30/28(a)(j)	7,845	7,080,113
5.88%, 03/30/31(a)(j)	8,302	7,056,707
8.50%, 09/30/33(a)(j)	9,520	9,041,025
Security	Par (000)	Value
Oil & Gas (continued)
Expand Energy Corp.
4.75%, 02/01/32	$2,736	$2,573,564
5.38%, 03/15/30	6,745	6,631,482
5.50%, 02/01/26(a)(b)	2,046	2,041,437
6.75%, 04/15/29(a)(b)	6,061	6,126,822
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)(b)	8,178	7,833,063
6.00%, 04/15/30(a)	6,516	6,210,530
6.00%, 02/01/31(a)	8,046	7,589,725
6.25%, 11/01/28(a)	7,855	7,695,936
6.25%, 04/15/32(a)	7,229	6,783,170
6.88%, 05/15/34(a)	6,890	6,591,523
7.25%, 02/15/35(a)	12,710	12,465,714
8.38%, 11/01/33(a)(b)	7,923	8,283,734
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	7,989	7,570,171
6.75%, 06/30/30(a)	7,217	6,612,313
Matador Resources Co.
6.25%, 04/15/33(a)	10,688	10,468,896
6.50%, 04/15/32(a)(b)	12,470	12,368,370
6.88%, 04/15/28(a)(b)	6,302	6,413,376
Murphy Oil Corp., 6.00%, 10/01/32(b)	4,125	3,969,694
Nabors Industries Inc.
7.38%, 05/15/27(a)	9,016	9,016,000
8.88%, 08/15/31(a)(b)	7,874	7,440,930
9.13%, 01/31/30(a)(b)	8,778	9,073,160
Noble Finance II LLC, 8.00%, 04/15/30(a)	18,845	19,104,119
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	8,633	8,713,968
8.75%, 06/15/31(a)	7,783	8,055,405
Parkland Corp.
4.50%, 10/01/29(a)	10,654	9,903,319
4.63%, 05/01/30(a)(b)	10,801	9,908,041
5.88%, 07/15/27(a)(b)	5,877	5,815,820
6.63%, 08/15/32(a)	6,341	6,325,544
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	11,077	10,758,536
7.88%, 09/15/30(a)(b)	6,595	6,578,513
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	9,621	9,474,771
6.25%, 02/01/33(a)(b)	13,670	13,563,709
7.00%, 01/15/32(a)	13,434	13,702,680
8.00%, 04/15/27(a)	7,411	7,605,657
9.88%, 07/15/31(a)	6,192	6,835,968
Range Resources Corp.
4.75%, 02/15/30(a)(b)	6,778	6,375,793
8.25%, 01/15/29	5,832	6,011,042
SM Energy Co.
6.50%, 07/15/28	5,114	5,095,487
6.63%, 01/15/27(b)	4,851	4,847,443
6.75%, 09/15/26	5,123	5,141,853
6.75%, 08/01/29(a)(b)	10,395	10,319,117
7.00%, 08/01/32(a)(b)	10,198	10,090,513
Sunoco LP
7.00%, 05/01/29(a)	10,006	10,313,059
7.25%, 05/01/32(a)(b)	9,353	9,736,524
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	11,159	10,600,413
4.50%, 04/30/30(b)	11,013	10,324,164
5.88%, 03/15/28	4,618	4,596,619
6.00%, 04/15/27	5,763	5,774,584

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 09/15/28(a)	$6,812	$6,987,827
Talos Production Inc.
9.00%, 02/01/29(a)	8,678	8,930,148
9.38%, 02/01/31(a)	7,966	8,196,078
Transocean Inc.
8.00%, 02/01/27(a)(b)	6,921	6,903,698
8.25%, 05/15/29(a)(b)	12,720	12,799,500
8.50%, 05/15/31(a)(b)	12,584	12,678,380
8.75%, 02/15/30(a)(b)	12,508	12,989,298
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	7,408	7,631,101
Valaris Ltd., 8.38%, 04/30/30(a)	14,865	15,077,272
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	12,846	12,337,041
		823,207,067
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	11,521	11,541,968
6.63%, 09/01/32(a)(b)	9,267	9,309,628
6.88%, 04/01/27(a)	1,526	1,529,815
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	11,098	11,130,517
7.13%, 03/15/29(a)(b)	13,439	13,671,942
Weatherford International Ltd., 8.63%, 04/30/30(a)	22,107	22,853,112
		70,036,982
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	6,855	6,173,750
4.00%, 09/01/29(a)(b)	13,185	11,573,793
6.00%, 06/15/27(a)(b)	7,590	7,574,106
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	15,323,310
5.25%, 08/15/27(a)	27,047	16,246,894
Ball Corp.
2.88%, 08/15/30(b)	17,445	15,139,352
3.13%, 09/15/31(b)	11,225	9,714,115
6.00%, 06/15/29(b)	12,246	12,432,139
6.88%, 03/15/28	7,489	7,693,877
Berry Global Inc., 5.63%, 07/15/27(a)(b)	3,447	3,443,651
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	5,807	5,825,234
6.88%, 01/15/30(a)(b)	7,257	7,358,507
8.75%, 04/15/30(a)(b)	14,718	14,937,114
Crown Americas LLC, 5.25%, 04/01/30(b)	6,763	6,645,493
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	5,346	5,234,099
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	8,159	8,104,661
Graphic Packaging International LLC
3.50%, 03/15/28(a)	5,981	5,579,017
3.75%, 02/01/30(a)(b)	5,080	4,646,321
6.38%, 07/15/32(a)(b)	6,965	7,025,944
LABL Inc.
5.88%, 11/01/28(a)(b)	6,605	6,111,965
8.25%, 11/01/29(a)(b)	6,049	5,325,941
Security	Par (000)	Value
Packaging & Containers (continued)
8.63%, 10/01/31(a)	$14,570	$14,045,480
10.50%, 07/15/27(a)(b)	9,439	9,344,610
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	36,430	37,431,825
9.25%, 04/15/27(a)	19,551	20,003,117
OI European Group BV, 4.75%, 02/15/30(a)	5,041	4,570,927
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	7,496	7,457,920
7.25%, 05/15/31(a)(b)	8,416	8,295,231
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	13,278	12,691,909
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(b)	6,894	6,480,360
Sealed Air Corp.
4.00%, 12/01/27(a)	5,393	5,162,503
5.00%, 04/15/29(a)(b)	6,417	6,197,853
6.50%, 07/15/32(a)	5,368	5,420,338
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	7,933	8,019,866
7.25%, 02/15/31(a)(b)	5,582	5,780,384
Silgan Holdings Inc., 4.13%, 02/01/28(b)	7,627	7,274,251
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	15,153	15,020,411
8.50%, 08/15/27(a)(b)	10,329	10,310,231
		365,616,499
Pharmaceuticals — 2.7%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	6,325	5,743,609
5.13%, 03/01/30(a)(b)	8,035	7,366,850
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	8,899	7,141,447
9.25%, 04/01/26(a)	9,785	9,466,987
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	20,607	15,918,907
5.00%, 01/30/28(a)	5,660	3,622,400
5.00%, 02/15/29(a)	5,456	3,126,288
5.25%, 01/30/30(a)	10,833	6,061,064
5.25%, 02/15/31(a)	5,971	3,216,876
5.50%, 11/01/25(a)	23,917	23,468,556
5.75%, 08/15/27(a)	6,933	5,743,124
6.13%, 02/01/27(a)	13,473	12,125,700
6.25%, 02/15/29(a)	10,567	6,577,958
9.00%, 12/15/25(a)	7,685	7,535,450
11.00%, 09/30/28(a)	23,852	21,952,040
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	14,139	15,118,550
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	8,304	5,688,240
12.25%, 04/15/29(a)	11,032	11,100,950
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	21,927	20,729,128
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	28,728	27,238,669
5.13%, 04/30/31(a)(b)	26,534	24,179,107
6.75%, 05/15/34(a)(b)	6,608	6,626,222
7.88%, 05/15/34(a)(b)	6,984	7,210,252

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	$7,278	$6,532,233
6.63%, 04/01/30(a)(b)	7,298	6,949,521
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	45,868	43,689,270
4.75%, 05/09/27	13,984	13,591,224
5.13%, 05/09/29(b)	12,857	12,424,683
6.75%, 03/01/28(b)	17,142	17,506,396
7.88%, 09/15/29	7,643	8,238,695
8.13%, 09/15/31(b)	7,766	8,676,486
		374,566,882
Pipelines — 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	9,907	9,674,086
5.75%, 03/01/27(a)	6,376	6,355,278
5.75%, 01/15/28(a)	6,825	6,790,875
6.63%, 02/01/32(a)(b)	8,418	8,485,260
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	7,111	7,300,350
7.25%, 07/15/32(a)	7,081	7,300,511
Buckeye Partners LP
3.95%, 12/01/26	7,694	7,397,627
4.13%, 12/01/27(b)	5,639	5,397,031
4.50%, 03/01/28(a)(b)	6,385	6,075,328
6.88%, 07/01/29(a)(b)	8,374	8,521,359
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	18,383	17,476,106
7.50%, 12/15/33(a)(b)	7,306	7,716,073
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,134	6,073,151
8.63%, 03/15/29(a)	14,042	14,384,484
DT Midstream Inc.
4.13%, 06/15/29(a)	15,437	14,508,079
4.38%, 06/15/31(a)	13,502	12,416,496
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,053	5,107,067
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	10,794	11,399,220
EQM Midstream Partners LP
4.13%, 12/01/26	4,885	4,775,469
4.50%, 01/15/29(a)	10,914	10,503,961
4.75%, 01/15/31(a)	15,047	14,308,945
5.50%, 07/15/28	10,978	10,929,697
6.38%, 04/01/29(a)(b)	7,360	7,459,360
6.50%, 07/01/27(a)(b)	11,683	11,946,247
7.50%, 06/01/27(a)	6,164	6,298,067
7.50%, 06/01/30(a)	6,801	7,311,321
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(b)	9,144	9,235,440
7.88%, 05/15/32	9,061	9,037,894
8.00%, 01/15/27	12,421	12,636,194
8.25%, 01/15/29	6,837	6,970,321
8.88%, 04/15/30(b)	6,647	6,859,081
Security	Par (000)	Value
Pipelines (continued)
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	$7,582	$7,602,468
8.25%, 01/15/32(a)	5,342	5,438,263
Harvest Midstream I LP
7.50%, 09/01/28(a)	10,775	10,882,750
7.50%, 05/15/32(a)	7,446	7,615,164
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	10,259	9,570,159
5.13%, 06/15/28(a)	7,678	7,505,725
5.50%, 10/15/30(a)(b)	5,165	5,042,676
5.63%, 02/15/26(a)(b)	5,444	5,432,357
6.50%, 06/01/29(a)	7,998	8,106,773
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	9,042	9,217,867
8.88%, 07/15/28(a)(b)	6,777	7,151,090
ITT Holdings LLC, 6.50%, 08/01/29(a)(b)	17,174	15,874,143
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	14,596	14,478,812
6.63%, 12/15/28(a)(b)	10,837	11,064,973
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	23,565	21,822,368
6.75%, 09/15/25(a)	12,494	12,464,420
8.75%, 03/15/29(a)(b)	11,810	9,808,943
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	12,041	12,118,544
8.38%, 02/15/32(a)	18,386	18,569,860
NuStar Logistics LP
5.63%, 04/28/27(b)	7,631	7,572,608
5.75%, 10/01/25	4,480	4,473,056
6.00%, 06/01/26	6,811	6,810,796
6.38%, 10/01/30(b)	7,884	7,940,055
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	7,827	7,326,724
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(d)	8,504	8,833,254
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	6,581	6,770,204
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	9,883	9,484,715
6.00%, 03/01/27(a)	5,969	5,918,264
6.00%, 12/31/30(a)(b)	10,649	9,987,697
6.00%, 09/01/31(a)(b)	6,376	5,900,414
7.38%, 02/15/29(a)	10,770	10,795,691
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	17,330	15,008,300
6.25%, 01/15/30(a)(b)	13,566	13,835,692
3.88%, 08/15/29(a)	15,985	14,726,181
4.13%, 08/15/31(a)	16,940	15,424,820
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	20,204	20,330,275
8.13%, 06/01/28(a)	31,001	32,153,205
8.38%, 06/01/31(a)	30,479	31,660,061
9.50%, 02/01/29(a)	41,122	45,499,437
9.88%, 02/01/32(a)(b)	27,420	29,922,075
		790,791,257

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	$8,724	$7,635,943
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	6,271	4,781,638
5.75%, 01/15/29(a)(b)	8,550	6,969,532
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	9,611	9,659,055
8.88%, 09/01/31(a)(b)	5,141	5,530,660
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	8,592	7,912,788
4.38%, 02/01/31(a)(b)	8,078	7,239,665
5.38%, 08/01/28(a)	10,276	9,983,545
Kennedy-Wilson Inc.
4.75%, 03/01/29	8,121	7,471,320
4.75%, 02/01/30(b)	7,558	6,728,434
5.00%, 03/01/31(b)	8,203	7,252,939
		81,165,519
Real Estate Investment Trusts — 3.5%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	6,104	5,737,760
8.88%, 04/12/29(b)	6,129	6,615,633
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	9,827	9,470,771
5.75%, 05/15/26(a)(b)	11,972	11,843,660
Diversified Healthcare Trust
4.38%, 03/01/31	6,692	5,418,308
4.75%, 02/15/28(b)	6,610	5,858,582
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,133	4,446,425
3.95%, 11/01/27(b)	5,575	4,973,597
4.65%, 04/01/29(b)	6,097	4,866,077
Iron Mountain Inc.
4.50%, 02/15/31(a)	13,649	12,698,688
4.88%, 09/15/27(a)(b)	12,379	12,159,300
4.88%, 09/15/29(a)(b)	13,391	12,867,850
5.00%, 07/15/28(a)	5,815	5,663,316
5.25%, 03/15/28(a)	10,254	10,067,890
5.25%, 07/15/30(a)(b)	17,741	17,167,256
5.63%, 07/15/32(a)(b)	8,257	8,026,622
7.00%, 02/15/29(a)(b)	12,848	13,207,798
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)(b)	10,190	9,604,075
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	8,620	8,350,625
4.75%, 06/15/29(a)(b)	9,754	9,302,877
7.00%, 07/15/31(a)(b)	6,783	7,050,505
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	17,003	12,050,876
4.63%, 08/01/29(b)	12,020	9,315,500
5.00%, 10/15/27(b)	17,809	15,710,922
5.25%, 08/01/26(b)	7,390	7,019,576
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	9,653	9,181,958
5.88%, 10/01/28(a)	9,385	9,270,425
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.00%, 02/01/30(a)	$7,400	$7,565,884
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	7,876	7,528,345
4.75%, 10/15/27(b)	8,595	8,413,884
6.50%, 04/01/32(a)(b)	13,779	13,937,734
7.25%, 07/15/28(a)	4,873	5,042,946
Rithm Capital Corp., 8.00%, 04/01/29(a)	2,063	2,058,042
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	6,682	6,454,678
4.00%, 09/15/29(a)(b)	7,327	6,601,261
SBA Communications Corp.
3.13%, 02/01/29(b)	22,167	20,171,970
3.88%, 02/15/27	18,445	17,854,944
Service Properties Trust
3.95%, 01/15/28(b)	5,539	4,749,693
4.38%, 02/15/30(b)	5,518	4,153,996
4.75%, 10/01/26	6,114	5,757,393
4.95%, 02/15/27(b)	5,455	5,076,928
4.95%, 10/01/29(b)	6,079	4,848,002
5.50%, 12/15/27(b)	6,783	6,392,412
8.38%, 06/15/29	9,363	9,127,146
8.63%, 11/15/31(a)(b)	13,271	13,946,900
8.88%, 06/15/32(b)	7,067	6,549,342
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	5,307	5,087,472
4.38%, 01/15/27(a)(b)	6,616	6,374,358
6.00%, 04/15/30(a)	4,900	4,792,812
7.25%, 04/01/29(a)(b)	9,168	9,421,954
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	9,885	8,283,630
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	7,524	6,893,865
6.50%, 02/15/29(a)(b)	14,865	12,792,819
10.50%, 02/15/28(a)(b)	38,905	41,432,942
XHR LP, 6.38%, 08/15/25(a)	630	630,274
		499,888,498
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	8,604	7,950,526
3.88%, 01/15/28(a)	19,567	18,637,274
4.00%, 10/15/30(a)	38,596	34,900,433
4.38%, 01/15/28(a)(b)	8,445	8,113,546
5.63%, 09/15/29(a)	5,040	5,027,400
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	6,405	5,695,646
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,990	5,772,204
4.63%, 11/15/29(a)(b)	10,852	10,158,232
4.75%, 03/01/30(b)	5,659	5,320,269
5.00%, 02/15/32(a)(b)	8,207	7,575,851
Bath & Body Works Inc.
5.25%, 02/01/28(b)	5,661	5,584,010
6.63%, 10/01/30(a)(b)	13,458	13,483,444
7.50%, 06/15/29(b)	8,157	8,411,906
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(c)	5,307	5,169,966
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)(b)	7,633	7,761,807
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	14,103	14,911,038
13.00%, 06/01/30, (13.00% PIK)(a)(c)	21,177	23,065,624

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	$23,495	$27,958,955
eG Global Finance PLC, 12.00%, 11/30/28(a)	15,265	16,942,878
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	7,851	7,790,233
5.88%, 04/01/29(a)(b)	11,580	10,783,875
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	12,958	12,099,533
6.75%, 01/15/30(a)(b)	16,565	15,053,444
FirstCash Inc.
4.63%, 09/01/28(a)	6,056	5,732,004
5.63%, 01/01/30(a)(b)	8,425	8,162,140
6.88%, 03/01/32(a)	7,010	7,063,159
Gap Inc. (The)
3.63%, 10/01/29(a)	10,578	9,493,755
3.88%, 10/01/31(a)(b)	10,411	8,924,309
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)(b)	7,618	7,132,267
8.75%, 01/15/32(a)	7,139	6,511,041
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	10,073	9,425,105
6.38%, 01/15/30(a)(b)	6,403	6,435,015
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	8,562	8,458,849
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	11,493	10,592,638
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	12,491	11,803,995
8.25%, 08/01/31(a)	11,314	11,832,634
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	10,849	9,970,231
4.38%, 01/15/31(a)(b)	7,447	6,800,042
4.63%, 12/15/27(a)	4,992	4,843,004
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	2,691	2,627,139
5.88%, 03/15/30(a)(b)	6,459	6,229,726
6.13%, 03/15/32(a)(b)	6,308	6,013,949
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	10,805	7,763,590
7.88%, 05/01/29(a)(b)	18,457	9,799,897
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	6,465	5,738,140
4.75%, 09/15/29(b)	7,729	7,388,988
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(a)	18,372	18,656,766
Nordstrom Inc.
4.25%, 08/01/31(b)	5,725	5,050,595
4.38%, 04/01/30(b)	6,787	6,160,139
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	16,104	15,312,028
7.75%, 02/15/29(a)(b)	15,098	14,643,345
QVC Inc., 6.88%, 04/15/29(a)(b)	8,776	7,537,268
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	8,888	8,160,251
4.88%, 11/15/31(a)(b)	6,756	6,073,106
Staples Inc.
10.75%, 09/01/29(a)	31,636	30,607,830
12.75%, 01/15/30(a)(b)	11,043	8,750,738
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	8,286	7,597,917
Security	Par (000)	Value
Retail (continued)
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	$6,417	$5,136,792
3.45%, 06/01/26	19,404	18,647,244
8.13%, 08/15/29(b)	10,865	10,767,215
Yum! Brands Inc.
3.63%, 03/15/31(b)	13,837	12,526,928
4.63%, 01/31/32(b)	15,247	14,245,272
4.75%, 01/15/30(a)(b)	11,140	10,766,245
5.38%, 04/01/32(b)	13,536	13,170,624
		670,720,014
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	4,387	4,015,379
4.38%, 04/15/28(a)	3,921	3,741,737
4.75%, 04/15/29(a)	21,468	20,783,278
5.95%, 06/15/30(a)(b)	13,864	13,831,583
		42,371,977
Software — 2.8%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	31,438	29,708,910
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	10,563	10,595,534
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	11,108	11,353,138
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	11,741	11,101,497
4.88%, 07/01/29(a)(b)	13,083	12,360,557
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	54,642	53,311,467
8.25%, 06/30/32(a)(b)	24,467	25,132,258
9.00%, 09/30/29(a)(b)	51,508	51,508,000
Fair Isaac Corp.
4.00%, 06/15/28(a)	11,900	11,303,810
5.25%, 05/15/26(a)(b)	4,221	4,227,332
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	9,470	9,612,050
Open Text Corp.
3.88%, 02/15/28(a)	12,688	11,926,720
3.88%, 12/01/29(a)	10,717	9,767,110
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	11,837	10,856,748
4.13%, 12/01/31(a)(b)	8,222	7,362,972
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	13,606	12,313,430
Rocket Software Inc.
6.50%, 02/15/29(a)	8,346	7,733,134
9.00%, 11/28/28(a)	11,844	12,345,505
SS&C Technologies Inc.
5.50%, 09/30/27(a)	23,538	23,486,511
6.50%, 06/01/32(a)(b)	10,431	10,618,758
Twilio Inc.
3.63%, 03/15/29	6,705	6,170,695
3.88%, 03/15/31(b)	7,183	6,482,657
UKG Inc., 6.88%, 02/01/31(a)(b)	33,082	33,878,036
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	15,209	14,448,550
		397,605,379

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 5.3%
Altice Financing SA
5.00%, 01/15/28(a)	$16,207	$13,693,092
5.75%, 08/15/29(a)	27,075	22,113,777
Altice France Holding SA
6.00%, 02/15/28(a)(b)	13,667	3,707,174
10.50%, 05/15/27(a)	20,195	6,134,231
Altice France SA
5.13%, 01/15/29(a)	6,662	4,967,354
5.13%, 07/15/29(a)	34,230	25,586,925
5.50%, 01/15/28(a)	15,247	11,809,716
5.50%, 10/15/29(a)	27,579	20,626,334
8.13%, 02/01/27(a)	23,739	19,576,366
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	6,304	6,088,053
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	6,447	5,926,875
CommScope LLC
4.75%, 09/01/29(a)	16,670	13,940,287
6.00%, 03/01/26(a)	18,754	18,342,974
7.13%, 07/01/28(a)(b)	9,164	8,044,274
8.25%, 03/01/27(a)(b)	12,068	11,388,029
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	9,903	8,764,155
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	27,002	25,636,711
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	5,607	5,187,596
6.50%, 10/01/28(a)	11,397	10,826,846
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	18,724	18,424,041
5.88%, 10/15/27(a)	18,186	18,161,813
5.88%, 11/01/29(b)	9,912	9,701,490
6.00%, 01/15/30(a)	13,412	13,113,902
6.75%, 05/01/29(a)	13,955	13,885,225
8.63%, 03/15/31(a)	8,868	9,506,813
8.75%, 05/15/30(a)(b)	17,205	18,208,984
Hughes Satellite Systems Corp.
5.25%, 08/01/26	9,463	8,637,571
6.63%, 08/01/26(b)	11,644	10,072,060
Iliad Holding SASU
6.50%, 10/15/26(a)	10,583	10,662,372
7.00%, 10/15/28(a)	12,713	12,887,804
8.50%, 04/15/31(a)(b)	13,651	14,508,010
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	41,554	39,060,760
Level 3 Financing Inc.
3.75%, 07/15/29(a)(b)	4,825	3,526,882
3.88%, 10/15/30(a)	6,013	4,571,571
4.00%, 04/15/31(a)(b)	6,266	4,747,811
4.25%, 07/01/28(a)(b)	4,000	3,325,000
4.50%, 04/01/30(a)(b)	9,919	7,908,915
4.88%, 06/15/29(a)(b)	8,625	7,374,375
10.50%, 04/15/29(a)(b)	9,465	10,534,829
10.50%, 05/15/30(a)(b)	12,332	13,452,516
10.75%, 12/15/30(a)(b)	10,009	11,210,080
11.00%, 11/15/29(a)(b)	22,352	25,170,224
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	5,784	4,920,610
5.13%, 12/15/26(a)	300	276,653
10.00%, 10/15/32(a)(b)	7,297	7,279,527
Security	Par (000)	Value
Telecommunications (continued)
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	$6,104	$6,151,184
Series 2034, 6.00%, 09/30/34(a)(b)	6,322	6,150,121
Series 2036, 7.20%, 07/18/36(a)	6,746	6,939,442
Series 2038, 7.72%, 06/04/38(a)	6,792	7,202,463
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(d)	10,537	10,347,334
Viasat Inc.
6.50%, 07/15/28(a)(b)	5,403	4,082,291
7.50%, 05/30/31(a)(b)	10,218	6,699,432
ViaSat Inc.
5.63%, 09/15/25(a)(b)	558	551,321
5.63%, 04/15/27(a)(b)	7,225	6,747,982
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	17,593	15,138,776
4.75%, 07/15/31(a)	18,423	15,952,476
7.75%, 04/15/32(a)	11,207	11,221,009
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	8,029	7,691,541
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	13,241	11,893,685
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	26,440	27,685,324
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28(a)(b)	22,747	22,875,900
8.25%, 10/01/31(a)	4,259	4,312,919
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	20,416	18,170,240
6.13%, 03/01/28(a)(b)	15,290	13,112,253
		746,416,300
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	18,111	16,345,178
XPO Inc.
7.13%, 06/01/31(a)(b)	6,129	6,339,429
7.13%, 02/01/32(a)(b)	7,864	8,164,388
		30,848,995
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	6,250	6,095,000
7.00%, 05/01/31(a)	8,699	8,946,829
7.00%, 06/15/32(a)	10,842	11,097,871
7.88%, 12/01/30(a)	6,780	7,130,391
5.50%, 05/01/28(a)	13,316	13,049,680
		46,319,771
Total Corporate Bonds & Notes — 98.1% (Cost: $14,612,247,618)		13,878,523,299

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	$29,137
Total Common Stocks — 0.0% (Cost $0)		29,137
Total Long-Term Investments — 98.1% (Cost: $14,612,247,618)		13,878,552,436
Short-Term Securities
Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(k)(l)(m)	2,617,735,405	2,619,567,820
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(k)(l)	76,240,000	76,240,000
Total Short-Term Securities — 19.1% (Cost: $2,693,774,555)		2,695,807,820
Total Investments — 117.2% (Cost: $17,306,022,173)		16,574,360,256
Liabilities in Excess of Other Assets — (17.2)%		(2,432,871,777)
Net Assets — 100.0%		$14,141,488,479

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Zero-coupon bond.
(f)	Rounds to less than 1,000.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Perpetual security with no stated maturity date.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$13,878,523,299	$—	$13,878,523,299
Common Stocks	—	29,137	—	29,137
Short-Term Securities
Money Market Funds	2,695,807,820	—	—	2,695,807,820
	$2,695,807,820	$13,878,552,436	$—	$16,574,360,256

Schedule of Investments (unaudited)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$2,752	$2,377,250
Aerospace & Defense — 2.5%
Boeing Co. (The)
2.95%, 02/01/30(a)	6,286	5,558,328
3.20%, 03/01/29(a)	3,806	3,478,356
3.25%, 02/01/28	2,958	2,775,556
3.25%, 02/01/35(a)	7,999	6,385,378
3.60%, 05/01/34	7,966	6,725,874
3.63%, 02/01/31	10,590	9,554,211
3.75%, 02/01/50(a)	9,928	6,907,482
3.90%, 05/01/49(a)	5,950	4,194,535
3.95%, 08/01/59	6,332	4,222,882
5.15%, 05/01/30	34,306	33,832,402
5.71%, 05/01/40	23,348	22,417,269
5.81%, 05/01/50(a)	43,300	40,849,172
5.93%, 05/01/60	27,858	26,034,095
6.30%, 05/01/29(b)	12,196	12,629,819
6.39%, 05/01/31(a)(b)	7,081	7,414,004
6.53%, 05/01/34(a)(b)	17,800	18,760,068
6.86%, 05/01/54(b)	19,141	20,534,382
7.01%, 05/01/64(b)	9,614	10,333,055
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	10,929	10,260,306
General Dynamics Corp.
3.63%, 04/01/30	10,901	10,381,944
3.75%, 05/15/28	9,180	8,954,475
4.25%, 04/01/40	7,075	6,338,449
4.25%, 04/01/50	4,719	4,066,843
General Electric Co.
5.88%, 01/14/38	10,871	11,438,104
6.75%, 03/15/32(a)	12,092	13,443,285
L3Harris Technologies Inc.
4.40%, 06/15/28(a)	8,158	8,058,137
4.40%, 06/15/28	4,319	4,266,131
5.05%, 06/01/29(a)	8,561	8,625,587
5.25%, 06/01/31(a)	6,532	6,619,261
5.35%, 06/01/34	6,938	7,010,242
5.40%, 07/31/33	11,190	11,335,947
Lockheed Martin Corp.
2.80%, 06/15/50(a)	9,752	6,407,843
3.80%, 03/01/45	14,502	11,697,779
3.90%, 06/15/32(a)	5,439	5,132,945
4.07%, 12/15/42	17,018	14,583,604
4.09%, 09/15/52	15,119	12,476,702
4.15%, 06/15/53	9,239	7,692,517
4.70%, 05/15/46(a)	13,570	12,501,658
4.75%, 02/15/34(a)	8,207	8,091,103
5.10%, 11/15/27(a)	3,905	3,974,863
5.20%, 02/15/64	2,876	2,806,102
5.25%, 01/15/33(a)	8,184	8,403,158
5.70%, 11/15/54(a)	9,996	10,553,655
5.90%, 11/15/63(a)	2,791	3,030,287
Northrop Grumman Corp.
3.25%, 01/15/28	9,927	9,498,368
4.03%, 10/15/47	22,172	18,041,820
4.40%, 05/01/30	5,471	5,372,791
4.70%, 03/15/33(a)	11,943	11,707,310
4.75%, 06/01/43	7,753	7,124,321
4.90%, 06/01/34(a)	7,642	7,549,992
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53(a)	$8,751	$8,185,857
5.20%, 06/01/54(a)	10,204	9,906,921
5.25%, 05/01/50(a)	9,632	9,394,048
RTX Corp.
1.90%, 09/01/31	8,390	6,941,544
2.25%, 07/01/30(a)	8,264	7,201,823
2.38%, 03/15/32	7,212	6,062,442
2.82%, 09/01/51	9,703	6,137,410
3.03%, 03/15/52(a)	9,661	6,382,068
3.13%, 07/01/50	9,914	6,720,801
3.75%, 11/01/46	11,092	8,626,303
4.13%, 11/16/28	23,862	23,307,185
4.15%, 05/15/45(a)	7,860	6,526,478
4.35%, 04/15/47	8,445	7,161,458
4.45%, 11/16/38	8,317	7,568,636
4.50%, 06/01/42	28,509	25,311,773
4.63%, 11/16/48	16,202	14,278,048
5.15%, 02/27/33(a)	10,225	10,301,886
5.38%, 02/27/53(a)	9,848	9,660,306
6.00%, 03/15/31	8,767	9,260,237
6.10%, 03/15/34	12,632	13,548,090
6.40%, 03/15/54(a)	13,084	14,732,236
		737,267,947
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	10,168	8,450,710
3.40%, 05/06/30	8,010	7,391,037
3.40%, 02/04/41	13,200	9,840,839
3.70%, 02/04/51	11,546	8,088,726
3.88%, 09/16/46	13,564	10,095,914
4.00%, 02/04/61(a)	5,371	3,908,342
4.25%, 08/09/42	7,899	6,462,605
4.80%, 02/14/29	11,953	11,863,728
5.38%, 01/31/44(a)	14,625	14,118,611
5.80%, 02/14/39(a)	13,670	13,872,447
5.95%, 02/14/49(a)	20,724	20,885,917
Archer-Daniels-Midland Co.
2.70%, 09/15/51	2,040	1,286,031
2.90%, 03/01/32	6,835	5,999,587
3.25%, 03/27/30	9,878	9,174,365
BAT Capital Corp.
2.26%, 03/25/28(a)	7,629	6,992,474
2.73%, 03/25/31(a)	10,140	8,827,346
4.39%, 08/15/37	16,610	14,480,902
4.54%, 08/15/47	18,877	15,088,186
4.74%, 03/16/32(a)	5,979	5,799,751
4.76%, 09/06/49(a)	9,552	7,861,358
4.91%, 04/02/30	6,254	6,185,996
5.83%, 02/20/31	8,041	8,286,575
6.00%, 02/20/34	6,967	7,196,781
6.34%, 08/02/30	8,927	9,418,822
6.42%, 08/02/33	10,732	11,417,500
7.08%, 08/02/43(a)	8,603	9,414,085
7.08%, 08/02/53(a)	9,072	10,037,507
BAT International Finance PLC
4.45%, 03/16/28(a)	5,397	5,326,869
5.93%, 02/02/29(a)	6,197	6,422,818
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	10,682	9,360,086
4.20%, 09/17/29(a)	7,016	6,830,029
4.65%, 09/17/34(a)	3,315	3,178,440

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.75%, 11/01/30	$11,673	$9,776,624
2.10%, 05/01/30	10,969	9,528,619
3.38%, 08/15/29(a)	11,657	10,971,652
3.88%, 08/21/42	4,209	3,406,272
4.13%, 03/04/43	6,613	5,523,610
4.25%, 11/10/44	7,351	6,182,694
4.38%, 11/15/41	3,556	3,093,683
4.63%, 11/01/29	5,075	5,039,834
4.75%, 11/01/31	5,075	4,998,561
4.88%, 02/15/28	6,404	6,438,550
4.88%, 02/13/29(a)	9,643	9,661,543
4.88%, 11/15/43	4,732	4,370,456
4.90%, 11/01/34	5,075	4,925,152
5.13%, 02/15/30	18,000	18,221,236
5.13%, 02/13/31	12,487	12,592,695
5.25%, 02/13/34(a)	15,718	15,757,605
5.38%, 02/15/33	19,977	20,256,824
5.63%, 11/17/29	12,633	13,089,027
5.63%, 09/07/33(a)	10,806	11,122,949
5.75%, 11/17/32	14,828	15,437,978
6.38%, 05/16/38(a)	7,659	8,413,405
Reynolds American Inc.
5.70%, 08/15/35(a)	3,255	3,278,489
5.85%, 08/15/45	19,916	19,237,058
		504,888,900
Apparel — 0.2%
NIKE Inc.
2.85%, 03/27/30	16,034	14,669,325
3.25%, 03/27/40(a)	8,316	6,602,092
3.38%, 03/27/50(a)	11,565	8,511,218
3.88%, 11/01/45	10,020	8,126,713
Tapestry Inc.
7.35%, 11/27/28(a)	2,376	2,425,900
7.70%, 11/27/30(a)	8,408	8,623,838
7.85%, 11/27/33(a)	8,347	8,537,993
		57,497,079
Auto Manufacturers — 2.3%
American Honda Finance Corp.
2.00%, 03/24/28(a)	4,591	4,213,851
4.40%, 09/05/29(a)	7,633	7,499,156
4.90%, 03/13/29(a)	5,731	5,759,687
4.90%, 01/10/34(a)	6,244	6,145,267
5.05%, 07/10/31	7,643	7,663,682
5.13%, 07/07/28(a)	5,035	5,107,260
5.65%, 11/15/28(a)	5,296	5,476,308
Cummins Inc.
1.50%, 09/01/30(a)	10,788	9,069,271
5.15%, 02/20/34(a)	6,522	6,632,615
5.45%, 02/20/54(a)	4,968	5,017,539
Ford Motor Co.
3.25%, 02/12/32	23,169	19,382,602
4.75%, 01/15/43(a)	16,442	13,290,902
5.29%, 12/08/46(a)	7,068	6,153,524
6.10%, 08/19/32(a)	15,423	15,482,099
7.45%, 07/16/31(a)	8,461	9,112,149
Ford Motor Credit Co. LLC
2.90%, 02/16/28	2,883	2,649,651
2.90%, 02/10/29(a)	7,508	6,705,037
3.63%, 06/17/31(a)	8,914	7,752,810
Security	Par (000)	Value
Auto Manufacturers (continued)
4.00%, 11/13/30	$14,641	$13,221,324
5.11%, 05/03/29(a)	15,047	14,638,746
5.30%, 09/06/29	9,012	8,822,221
5.80%, 03/08/29	14,987	14,992,752
6.05%, 03/05/31(a)	8,357	8,389,035
6.05%, 11/05/31	3,000	3,000,000
6.13%, 03/08/34	14,098	13,938,229
6.80%, 05/12/28	13,785	14,283,109
6.80%, 11/07/28	13,467	14,000,744
7.12%, 11/07/33	11,588	12,227,090
7.20%, 06/10/30(a)	7,060	7,450,717
7.35%, 11/04/27(a)	928	974,855
7.35%, 03/06/30(a)	10,190	10,806,685
General Motors Co.
5.00%, 10/01/28(a)	8,280	8,268,628
5.00%, 04/01/35	5,520	5,236,178
5.15%, 04/01/38(a)	8,142	7,613,592
5.20%, 04/01/45	10,179	9,063,922
5.40%, 10/15/29(a)	10,578	10,670,766
5.40%, 04/01/48(a)	6,645	6,054,969
5.60%, 10/15/32(a)	8,681	8,810,531
5.95%, 04/01/49	7,342	7,174,539
6.25%, 10/02/43	12,449	12,534,022
6.60%, 04/01/36	6,583	6,953,997
6.75%, 04/01/46(a)	5,893	6,273,325
General Motors Financial Co. Inc.
2.35%, 01/08/31	7,996	6,725,978
2.40%, 04/10/28	12,074	11,064,021
2.40%, 10/15/28(a)	9,940	8,991,333
2.70%, 06/10/31(a)	9,116	7,753,111
3.10%, 01/12/32	9,676	8,316,702
3.60%, 06/21/30	11,228	10,293,167
4.30%, 04/06/29	12,385	11,950,066
4.90%, 10/06/29(a)	8,116	7,998,911
5.45%, 09/06/34(a)	7,516	7,392,956
5.55%, 07/15/29(a)	10,846	10,979,267
5.60%, 06/18/31	7,330	7,383,843
5.75%, 02/08/31(a)	5,657	5,752,555
5.80%, 06/23/28(a)	14,713	15,056,119
5.80%, 01/07/29(a)	14,958	15,294,226
5.85%, 04/06/30(a)	9,943	10,179,414
5.95%, 04/04/34(a)	11,338	11,534,042
6.10%, 01/07/34(a)	11,629	11,951,010
6.40%, 01/09/33	8,189	8,589,277
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	8,304	7,359,129
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	15,225	18,020,506
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	3,704	3,392,130
2.15%, 02/13/30(a)	17,181	15,128,982
3.38%, 04/01/30	10,290	9,610,447
4.45%, 06/29/29	4,805	4,762,554
4.55%, 08/09/29(a)	7,283	7,232,567
4.60%, 10/10/31	6,617	6,484,012
4.65%, 01/05/29(a)	4,899	4,903,054
4.80%, 01/05/34	6,899	6,794,455
5.05%, 05/16/29(a)	6,558	6,648,210
5.10%, 03/21/31(a)	9,944	10,073,003
5.25%, 09/11/28(a)	5,837	5,960,207
5.55%, 11/20/30(a)	10,836	11,245,709
		663,334,349

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51	$11,241	$6,804,165
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	9,773	8,499,871
4.15%, 05/01/52(a)	9,223	6,830,869
		22,134,905
Banks — 21.9%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	10,268	10,418,510
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	4,363	4,483,778
Banco Santander SA
2.75%, 12/03/30	17,015	14,565,558
2.96%, 03/25/31(a)	9,160	8,062,601
3.31%, 06/27/29(a)	10,111	9,445,861
3.49%, 05/28/30	10,089	9,259,345
3.80%, 02/23/28	5,725	5,516,645
4.38%, 04/12/28	10,859	10,634,230
5.44%, 07/15/31(a)	14,649	14,849,347
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	4,018	4,071,624
5.59%, 08/08/28(a)	15,737	16,089,822
6.35%, 03/14/34(a)	6,468	6,693,248
6.61%, 11/07/28(a)	10,193	10,822,361
6.92%, 08/08/33(a)	11,626	12,495,984
6.94%, 11/07/33	8,081	9,002,093
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	19,204	16,230,408
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	19,872	16,637,669
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	16,579	15,031,445
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	31,104	26,138,337
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	26,592	23,501,496
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	29,131	24,772,947
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	22,522	19,889,466
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	43,064	30,759,129
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	43,564	37,748,437
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	8,506	5,529,273
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	13,338	12,105,347
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(c)	36,517	31,672,994
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	16,362	10,967,933
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	15,527	14,345,940
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	27,717	21,393,863
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	36,970	35,454,374
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	10,035	8,122,335
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	13,231	12,833,252
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)(c)	18,391	17,690,993
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	13,561	11,791,235
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	43,727	35,794,218
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	16,903	15,263,073
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	17,697	17,318,304
Security	Par (000)	Value
Banks (continued)
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	$21,805	$18,699,595
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)(c)	16,643	14,500,089
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)(c)	28,420	27,383,130
5.00%, 01/21/44	17,886	17,212,828
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	40,159	39,822,849
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	21,102	21,290,031
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(c)	41,354	41,501,886
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	39,070	39,663,606
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	17,260	17,791,416
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(c)	31,328	32,609,967
5.88%, 02/07/42	14,092	14,968,439
6.11%, 01/29/37	16,293	17,257,619
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	3,659	3,805,110
7.75%, 05/14/38(a)	14,246	17,166,259
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)(c)	11,888	10,311,235
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	8,165	6,058,707
Bank of America NA, 6.00%, 10/15/36	11,516	12,196,451
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	10,371	10,241,761
5.20%, 02/01/28	2,959	3,006,066
5.51%, 06/04/31(a)	2,571	2,627,936
5.72%, 09/25/28	8,308	8,593,336
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	5,707	5,327,219
3.40%, 01/29/28	296	285,973
3.85%, 04/28/28(a)	1,980	1,935,760
Bank of Nova Scotia (The)
2.45%, 02/02/32	3,182	2,684,949
4.85%, 02/01/30	14,173	14,141,271
5.25%, 06/12/28(a)	6,162	6,259,328
5.65%, 02/01/34	3,435	3,554,824
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	12,458	10,877,333
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	10,524	9,040,772
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	10,325	8,822,947
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	3,752	2,790,286
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	15,127	14,917,995
4.95%, 01/10/47(a)	10,110	9,303,787
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)(c)	18,750	18,645,724
5.25%, 08/17/45(a)	8,125	7,856,154
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)(c)	19,007	18,606,203
5.69%, 03/12/30, (1-day SOFR +1.740%)(c)	19,975	20,323,450
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	7,147	7,278,184
6.04%, 03/12/55, (1-day SOFR + 2.420%)(c)	3,472	3,627,341
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	15,827	16,536,648
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	13,927	14,565,377
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)(c)	9,161	9,882,355
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	14,379	15,300,241
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	14,459	16,188,672

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	$3,290	$3,007,311
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	12,742	12,541,269
5.00%, 04/28/28(a)	8,704	8,762,729
5.26%, 04/08/29(a)	10,728	10,904,580
6.09%, 10/03/33	8,269	8,793,011
Citibank NA
4.84%, 08/06/29	12,186	12,215,872
5.57%, 04/30/34	16,147	16,610,722
5.80%, 09/29/28(a)	20,898	21,685,376
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	16,774	14,138,957
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	24,003	20,532,826
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	31,828	27,885,628
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	20,656	18,338,225
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	14,705	10,583,422
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	21,875	19,877,996
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	25,070	21,784,782
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	26,742	24,334,605
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	5,467	4,630,529
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	22,271	21,347,651
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	15,237	14,822,732
4.13%, 07/25/28(a)	16,274	15,841,356
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	7,453	6,263,985
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	33,643	32,544,563
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)(c)	28,317	27,717,943
4.65%, 07/30/45	7,212	6,458,653
4.65%, 07/23/48(a)	20,070	17,991,360
4.75%, 05/18/46	14,438	12,871,851
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)(c)	21,344	20,874,161
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	22,732	22,864,500
5.30%, 05/06/44(a)	6,952	6,716,571
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	10,171	10,004,867
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(c)	20,857	21,004,816
5.88%, 01/30/42(a)	8,826	9,271,031
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	23,653	25,172,081
6.63%, 06/15/32(a)	11,148	12,017,760
6.68%, 09/13/43(a)	6,767	7,607,145
8.13%, 07/15/39	13,561	17,090,557
Citizens Financial Group Inc.
3.25%, 04/30/30	2,251	2,042,506
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	8,059	8,134,792
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	11,139	11,354,197
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)(c)	3,085	3,301,249
Cooperatieve Rabobank UA
5.25%, 05/24/41	13,147	13,235,736
5.25%, 08/04/45(a)	8,055	7,915,614
5.75%, 12/01/43	8,988	9,203,025
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29	5,550	5,475,748
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)(c)	$1,405	$1,214,614
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	5,507	4,999,007
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	14,559	14,330,642
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	17,234	16,707,293
5.41%, 05/10/29(a)	5,356	5,433,284
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)(c)	6,886	7,169,320
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	8,446	8,894,564
Discover Bank, 4.65%, 09/13/28	4,069	3,998,001
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	10,921	10,745,465
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)(c)	3,466	3,426,051
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	1,715	1,743,578
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	11,687	12,191,895
8.25%, 03/01/38	2,827	3,417,171
Goldman Sachs Capital I, 6.35%, 02/15/34	9,609	10,059,561
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	24,325	20,274,941
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	28,299	23,881,453
2.60%, 02/07/30(a)	15,841	14,181,670
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	32,402	27,885,971
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	28,911	24,682,072
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	12,946	9,351,736
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	37,122	32,382,916
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	22,097	16,711,943
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	16,344	12,655,831
3.80%, 03/15/30(a)	20,856	19,805,289
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	14,357	13,845,894
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	19,645	17,046,797
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	22,589	22,052,986
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	14,999	13,485,064
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	13,596	13,398,056
4.75%, 10/21/45(a)	14,497	13,386,241
4.80%, 07/08/44	14,519	13,576,819
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	21,950	21,438,126
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)(c)	17,550	17,584,512
5.15%, 05/22/45(a)	15,890	15,153,527
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	24,438	24,398,059
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	16,026	16,462,205
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	24,091	24,969,946
6.13%, 02/15/33(a)	9,844	10,664,931
6.25%, 02/01/41	21,671	23,504,971
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)(c)	15,404	16,243,658
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	6,352	6,937,914
6.75%, 10/01/37	42,681	46,820,686
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)(c)	22,913	20,641,256

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	$20,069	$17,222,291
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	28,695	24,749,621
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	18,556	16,463,755
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)(c)	9,411	8,066,487
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	32,195	30,665,296
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	29,052	28,558,142
4.95%, 03/31/30(a)	25,988	25,966,900
5.25%, 03/14/44(a)	7,517	7,135,237
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	16,265	16,343,236
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	16,617	16,880,629
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	9,175	9,410,776
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	15,267	15,644,109
6.10%, 01/14/42(a)	3,839	4,208,752
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(c)	20,071	20,760,055
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(c)	15,070	15,957,924
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	18,599	20,128,533
6.50%, 05/02/36	10,302	11,113,614
6.50%, 09/15/37(a)	17,669	18,801,906
6.80%, 06/01/38(a)	2,802	3,075,544
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	21,988	23,423,399
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30(a)	3,970	3,502,686
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	4,541	4,587,850
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	7,030	7,292,916
Huntington National Bank (The), 5.65%, 01/10/30(a)	4,298	4,389,284
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)(c)	3,737	3,246,224
4.05%, 04/09/29	13,415	12,978,464
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	2,726	2,561,832
4.55%, 10/02/28(a)	16,764	16,555,437
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(c)	18,016	18,237,186
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	9,064	9,143,480
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)(c)	5,182	5,447,811
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	6,155	5,132,995
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	19,424	16,247,121
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	10,588	9,621,683
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	15,867	14,024,917
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)(c)	14,595	10,208,461
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	26,049	22,219,292
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	22,534	19,524,967
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	27,354	24,744,576
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	34,389	30,002,865
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	$14,099	$10,822,222
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)(c)	21,462	14,934,401
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	19,447	14,779,195
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(c)	28,781	20,821,957
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)(c)	10,946	10,520,907
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	14,710	13,985,588
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)(c)	18,826	16,343,709
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	16,294	13,150,860
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	29,327	23,924,107
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	12,015	11,687,493
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	13,666	11,267,909
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	14,448	14,123,788
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	17,877	15,326,496
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)(c)	15,217	14,971,535
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)(c)	24,129	23,540,178
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	11,521	11,350,546
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	20,462	19,854,968
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	21,198	20,897,862
4.85%, 02/01/44	9,597	9,115,489
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	30,885	30,517,607
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	9,660	9,459,578
4.95%, 06/01/45	16,197	15,275,376
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	18,909	18,955,096
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	16,446	16,496,838
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)(c)	29,459	29,605,155
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	12,265	12,443,203
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	25,104	25,330,333
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	35,817	36,224,440
5.40%, 01/06/42	11,596	11,741,638
5.50%, 10/15/40(a)	11,814	12,104,389
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	18,122	18,610,874
5.60%, 07/15/41(a)	15,060	15,580,713
5.63%, 08/16/43(a)	12,046	12,459,301
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	25,495	26,542,855
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	12,623	13,161,756
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	25,135	27,011,504
6.40%, 05/15/38	19,509	21,813,267
KeyBank NA, 5.00%, 01/26/33(a)	4,613	4,450,175
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	3,153	3,010,118
KeyCorp
2.55%, 10/01/29(a)	4,520	4,020,043
4.10%, 04/30/28(a)	8,591	8,335,086
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)(c)	2,189	2,086,213
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	5,757	6,073,217

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(c)	$18,103	$17,415,387
4.34%, 01/09/48(a)	5,897	4,787,474
4.38%, 03/22/28(a)	14,038	13,787,853
4.55%, 08/16/28(a)	13,895	13,726,443
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	16,533	16,100,975
5.30%, 12/01/45(a)	3,002	2,827,974
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	19,859	20,104,829
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)(c)	14,542	14,888,636
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(c)	13,558	13,910,292
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	1,969	1,901,230
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	2,910	3,006,672
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	9,097	9,791,257
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	1,883	1,865,142
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	18,389	15,815,768
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	18,642	15,811,654
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	2,967	2,528,418
2.56%, 02/25/30(a)	16,520	14,746,659
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	4,306	3,739,206
3.20%, 07/18/29	19,479	18,160,792
3.74%, 03/07/29(a)	16,037	15,476,164
3.75%, 07/18/39	5,078	4,366,608
3.96%, 03/02/28(a)	7,268	7,127,023
4.05%, 09/11/28(a)	11,511	11,291,255
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	7,218	7,245,974
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	11,134	11,299,343
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	4,076	4,180,899
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(c)	11,666	11,888,884
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	9,958	10,123,456
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	6,154	6,317,369
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)(c)	1,780	1,832,368
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)(c)	9,115	7,684,575
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	8,772	7,539,279
2.56%, 09/13/31	4,622	3,885,109
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	9,615	8,867,162
4.02%, 03/05/28(a)	7,974	7,800,470
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	11,954	11,676,300
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	8,290	8,419,085
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)(c)	10,778	10,962,712
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	3,317	3,398,879
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	11,235	11,512,078
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	994	1,022,804
Security	Par (000)	Value
Banks (continued)
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	$3,107	$3,218,437
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	3,731	3,865,102
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	14,592	14,990,338
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	23,766	19,595,968
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	21,062	17,389,885
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	28,389	23,774,439
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)(c)	20,709	17,570,048
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	32,804	29,328,413
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	18,052	11,802,295
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)(c)	25,684	22,303,495
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)(c)	16,262	12,500,331
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	25,433	23,813,818
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	18,010	17,424,997
3.97%, 07/22/38(a)(c)	12,903	11,210,781
4.30%, 01/27/45	20,841	18,168,792
4.38%, 01/22/47	20,619	18,058,772
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	19,827	19,428,356
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	7,358	6,754,885
4.65%, 10/18/30, (1-day SOFR +1.100%)(c)	26,794	26,429,119
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	18,424	18,123,928
5.04%, 07/19/30, (1-day SOFR +1.215%)(c)	14,255	14,302,281
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	12,791	12,884,234
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	16,177	16,298,342
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	13,964	14,066,684
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	27,612	27,632,919
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	28,919	29,022,490
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	21,451	21,674,972
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	11,624	11,833,405
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	23,660	23,969,953
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	14,421	14,995,641
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	15,574	15,969,461
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	25,807	26,880,347
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	21,062	22,663,034
6.38%, 07/24/42(a)	15,443	17,334,151
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	11,770	12,397,319
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	18,750	20,539,151
7.25%, 04/01/32	11,366	13,017,879
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	2,090	2,109,534
4.90%, 06/13/28(a)	1,129	1,138,364
National Bank of Canada
4.50%, 10/10/29	386	377,652
5.60%, 12/18/28	616	632,911
NatWest Group PLC
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(c)	14,236	13,827,867
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)(c)	16,648	16,535,132
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	15,047	14,936,104
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)(c)	17,838	17,772,526

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	$7,261	$7,407,607
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	12,750	13,071,042
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(c)	3,736	3,906,695
Northern Trust Corp.
1.95%, 05/01/30	6,476	5,621,241
6.13%, 11/02/32(a)	2,670	2,852,348
PNC Bank NA
2.70%, 10/22/29	11,642	10,422,168
4.05%, 07/26/28	13,849	13,496,177
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)(c)	10,128	8,619,311
2.55%, 01/22/30(a)	20,496	18,313,117
3.45%, 04/23/29(a)	18,329	17,399,877
4.81%, 10/21/32, (1-day SOFR +1.259%)(c)	9,872	9,685,775
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	10,770	10,620,049
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	12,238	12,420,688
5.40%, 07/23/35, (1-day SOFR +1.599%)(c)	10,406	10,489,558
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	16,809	17,153,632
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	20,142	20,571,999
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	8,331	8,548,613
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	2,866	2,994,111
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	9,153	9,595,257
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	15,643	17,365,254
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	5,783	5,733,755
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(c)	2,175	2,209,280
Royal Bank of Canada
2.30%, 11/03/31	9,392	7,991,555
3.88%, 05/04/32	6,081	5,697,293
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	11,561	11,425,435
4.95%, 02/01/29	11,570	11,674,769
4.97%, 08/02/30, (1-day SOFR +1.000%)(a)(c)	12,357	12,370,390
5.00%, 02/01/33	13,323	13,326,922
5.00%, 05/02/33	6,308	6,291,934
5.15%, 02/01/34	7,932	7,970,204
5.20%, 08/01/28	8,603	8,741,205
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	8,932	8,838,996
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	8,489	8,690,862
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	3,443	3,512,976
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	7,217	7,442,238
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(c)	2,175	2,096,029
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	15,225	14,987,723
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)(c)	4,744	4,934,713
State Street Corp.
2.20%, 03/03/31(a)	1,283	1,104,021
2.40%, 01/24/30(a)	6,703	5,980,258
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	$20,612	$18,508,525
2.13%, 07/08/30(a)	17,943	15,448,417
2.14%, 09/23/30(a)	10,117	8,623,922
2.22%, 09/17/31	5,677	4,753,593
2.75%, 01/15/30(a)	14,021	12,616,606
2.93%, 09/17/41(a)	4,313	3,177,425
3.04%, 07/16/29(a)	25,602	23,648,268
3.54%, 01/17/28	4,691	4,521,080
3.94%, 07/19/28(a)	7,297	7,106,229
5.32%, 07/09/29(a)	10,520	10,731,002
5.42%, 07/09/31	9,133	9,319,725
5.52%, 01/13/28(a)	5,573	5,695,424
5.56%, 07/09/34(a)	12,202	12,540,831
5.71%, 01/13/30	14,250	14,742,566
5.72%, 09/14/28(a)	12,525	12,908,060
5.77%, 01/13/33(a)	11,744	12,245,446
5.80%, 07/13/28(a)	8,870	9,167,720
5.81%, 09/14/33(a)	4,508	4,737,358
5.84%, 07/09/44	4,905	5,047,532
6.18%, 07/13/43(a)	2,414	2,653,082
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	4,970	4,155,368
3.20%, 03/10/32	10,867	9,598,172
4.46%, 06/08/32(a)	10,326	9,909,996
4.99%, 04/05/29	11,441	11,494,063
5.52%, 07/17/28	5,653	5,785,763
Truist Bank, 2.25%, 03/11/30	13,358	11,482,111
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(c)	12,778	11,488,414
1.95%, 06/05/30	10,616	9,071,430
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	15,835	15,762,102
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	7,503	7,353,282
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	10,984	10,896,577
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	15,393	15,567,440
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	12,344	12,554,575
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,163	10,439,476
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	1,315	1,376,874
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	17,225	18,441,371
U.S. Bancorp
1.38%, 07/22/30(a)	13,498	11,186,760
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	1,649	1,403,384
3.00%, 07/30/29	9,326	8,556,456
3.90%, 04/26/28	12,362	11,988,633
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(c)	17,054	16,950,666
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	12,466	12,064,748
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)(c)	13,877	13,934,537
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	14,246	14,459,555
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)(c)	12,519	12,836,146
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	18,040	18,547,148
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	9,977	10,307,710
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	10,311	10,681,129
UBS AG/London
4.50%, 06/26/48(a)	6,995	6,243,277
5.65%, 09/11/28	10,928	11,250,661
UBS AG/Stamford CT, 7.50%, 02/15/28	13,137	14,164,740

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG, 4.88%, 05/15/45	$15,677	$14,462,407
Wachovia Corp., 5.50%, 08/01/35(a)	5,123	5,188,414
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	19,483	17,324,819
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	26,103	23,644,946
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	36,032	27,069,274
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	34,062	30,274,987
3.90%, 05/01/45(a)	17,390	14,229,926
4.15%, 01/24/29	12,988	12,694,428
4.40%, 06/14/46	15,598	12,911,321
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	14,120	13,779,619
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)(c)	26,968	23,727,468
4.65%, 11/04/44(a)	15,235	13,194,659
4.75%, 12/07/46	15,320	13,364,377
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	35,071	34,371,407
4.90%, 11/17/45	16,951	15,151,672
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	46,399	43,435,227
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	15,576	15,710,792
5.38%, 11/02/43	16,667	15,983,990
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	30,283	30,465,007
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	28,100	28,510,046
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	35,794	36,406,804
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	23,728	24,210,594
5.61%, 01/15/44	19,346	19,006,549
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	14,949	15,649,272
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	27,654	29,867,664
Wells Fargo Bank NA
5.85%, 02/01/37	3,936	4,063,030
6.60%, 01/15/38	8,355	9,279,208
Westpac Banking Corp.
1.95%, 11/20/28	16,079	14,526,632
2.15%, 06/03/31(a)	12,651	10,875,039
2.65%, 01/16/30(a)	13,086	11,882,498
2.96%, 11/16/40(a)	3,445	2,508,235
3.13%, 11/18/41(a)	2,159	1,587,310
3.40%, 01/25/28(a)	4,904	4,745,083
4.42%, 07/24/39	5,921	5,363,405
5.05%, 04/16/29	8,365	8,521,314
5.46%, 11/18/27	3,046	3,127,920
5.54%, 11/17/28	13,852	14,385,841
6.82%, 11/17/33	10,835	11,964,946
		6,393,954,619
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	40,952	39,501,062
4.90%, 02/01/46	76,555	71,451,760
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	6,882	6,274,792
4.90%, 02/01/46(a)	16,390	15,244,159
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	16,253	15,296,152
4.00%, 04/13/28(a)	8,009	7,874,238
4.35%, 06/01/40	9,112	8,198,240
Security	Par (000)	Value
Beverages (continued)
4.38%, 04/15/38(a)	$12,399	$11,387,666
4.44%, 10/06/48	18,065	15,723,071
4.50%, 06/01/50(a)	8,453	7,564,323
4.60%, 04/15/48	12,408	11,266,274
4.75%, 01/23/29(a)	32,627	32,771,998
4.75%, 04/15/58	6,873	6,194,612
4.90%, 01/23/31	5,417	5,476,636
4.95%, 01/15/42(a)	15,348	14,654,554
5.00%, 06/15/34(a)	7,636	7,672,511
5.45%, 01/23/39(a)	15,096	15,343,725
5.55%, 01/23/49(a)	33,115	33,790,606
5.80%, 01/23/59(a)	14,094	14,959,949
8.20%, 01/15/39(a)	9,176	11,761,120
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	8,579	7,702,886
1.38%, 03/15/31(a)	11,529	9,503,864
1.50%, 03/05/28(a)	2,264	2,064,108
1.65%, 06/01/30(a)	16,088	13,812,690
2.00%, 03/05/31	7,544	6,484,045
2.13%, 09/06/29(a)	7,813	7,033,774
2.25%, 01/05/32(a)	13,707	11,824,627
2.50%, 06/01/40	2,239	1,611,771
2.50%, 03/15/51	14,701	9,049,846
2.60%, 06/01/50(a)	13,094	8,299,450
2.75%, 06/01/60(a)	5,441	3,344,589
2.88%, 05/05/41	5,002	3,746,106
3.00%, 03/05/51(a)	13,759	9,493,665
3.45%, 03/25/30(a)	12,242	11,630,041
4.65%, 08/14/34	9,436	9,283,604
5.00%, 05/13/34(a)	9,844	10,010,265
5.20%, 01/14/55	10,819	10,772,001
5.30%, 05/13/54(a)	9,159	9,238,911
5.40%, 05/13/64	13,697	13,804,983
Constellation Brands Inc.
2.25%, 08/01/31	14,148	11,919,124
3.15%, 08/01/29	8,776	8,142,583
4.90%, 05/01/33	9,201	9,013,962
Diageo Capital PLC
2.00%, 04/29/30	11,571	10,047,070
2.13%, 04/29/32	6,100	5,062,266
2.38%, 10/24/29(a)	12,695	11,429,434
5.50%, 01/24/33	5,542	5,718,998
5.63%, 10/05/33	7,203	7,500,928
Keurig Dr Pepper Inc.
3.20%, 05/01/30	7,404	6,821,532
3.80%, 05/01/50(a)	3,975	3,054,464
3.95%, 04/15/29(a)	8,243	7,968,656
4.05%, 04/15/32(a)	6,258	5,938,481
4.50%, 04/15/52(a)	7,006	6,029,895
4.60%, 05/25/28(a)	9,939	9,903,563
5.05%, 03/15/29	8,983	9,069,441
Molson Coors Beverage Co.
4.20%, 07/15/46	15,054	12,321,509
5.00%, 05/01/42(a)	10,989	10,298,507
PepsiCo Inc.
1.40%, 02/25/31(a)	7,785	6,418,536
1.63%, 05/01/30	13,051	11,164,133
1.95%, 10/21/31	12,042	10,117,055
2.63%, 07/29/29(a)	8,492	7,817,361
2.63%, 10/21/41	6,444	4,573,927
2.75%, 03/19/30	14,557	13,284,443

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.75%, 10/21/51(a)	$7,026	$4,551,403
2.88%, 10/15/49	7,413	5,023,918
3.45%, 10/06/46	7,628	5,825,407
3.60%, 02/18/28	3,073	2,998,796
3.63%, 03/19/50	7,542	5,861,373
3.90%, 07/18/32(a)	11,311	10,754,261
4.45%, 02/15/33(a)	6,481	6,539,135
4.45%, 04/14/46(a)	9,031	8,034,008
4.50%, 07/17/29(a)	7,124	7,147,255
5.25%, 07/17/54(a)	5,182	5,187,725
		766,657,823
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28	7,356	6,591,951
2.00%, 01/15/32(a)	8,367	6,885,310
2.30%, 02/25/31(a)	9,985	8,598,223
2.45%, 02/21/30	10,498	9,352,465
2.77%, 09/01/53	10,019	6,173,552
2.80%, 08/15/41	7,573	5,451,032
3.00%, 02/22/29(a)	6,808	6,363,653
3.00%, 01/15/52(a)	8,098	5,402,896
3.15%, 02/21/40	16,221	12,369,192
3.35%, 02/22/32	8,159	7,366,010
3.38%, 02/21/50(a)	18,028	13,046,593
4.05%, 08/18/29(a)	7,727	7,494,916
4.20%, 03/01/33	8,799	8,274,851
4.20%, 02/22/52(a)	8,296	6,721,973
4.40%, 05/01/45	21,376	18,249,542
4.40%, 02/22/62	8,744	7,078,835
4.56%, 06/15/48	12,827	11,107,419
4.66%, 06/15/51	28,057	24,511,527
4.88%, 03/01/53(a)	8,118	7,284,906
5.15%, 03/02/28	22,769	23,057,007
5.25%, 03/02/30	20,360	20,760,121
5.25%, 03/02/33	32,299	32,592,850
5.60%, 03/02/43(a)	25,194	25,251,782
5.65%, 03/02/53(a)	31,784	31,936,220
5.75%, 03/02/63	20,474	20,498,640
Biogen Inc.
2.25%, 05/01/30	17,058	14,796,631
3.15%, 05/01/50	11,808	7,756,889
5.20%, 09/15/45	8,590	7,951,828
Gilead Sciences Inc.
1.65%, 10/01/30	11,195	9,402,321
2.60%, 10/01/40(a)	7,646	5,430,429
2.80%, 10/01/50(a)	9,079	5,866,651
4.00%, 09/01/36	3,708	3,330,322
4.15%, 03/01/47	15,442	12,867,840
4.50%, 02/01/45	11,201	9,893,394
4.60%, 09/01/35(a)	5,553	5,329,973
4.75%, 03/01/46	18,282	16,674,544
4.80%, 04/01/44	13,402	12,361,190
5.25%, 10/15/33	7,420	7,571,377
5.55%, 10/15/53(a)	7,718	7,905,631
5.65%, 12/01/41(a)	7,787	8,005,625
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	12,671	10,657,340
2.80%, 09/15/50	5,470	3,401,561
Royalty Pharma PLC
2.20%, 09/02/30	12,343	10,535,426
3.30%, 09/02/40	11,897	8,812,114
Security	Par (000)	Value
Biotechnology (continued)
3.55%, 09/02/50(a)	$11,445	$7,930,615
		508,903,167
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31	7,688	6,749,180
2.72%, 02/15/30	19,805	17,799,397
3.38%, 04/05/40	12,073	9,511,010
3.58%, 04/05/50(a)	10,858	8,125,321
5.90%, 03/15/34	7,342	7,707,024
CRH America Finance Inc., 5.40%, 05/21/34	6,677	6,760,105
CRH SMW Finance DAC, 5.20%, 05/21/29	7,435	7,531,713
Martin Marietta Materials Inc.
2.40%, 07/15/31(a)	8,426	7,176,236
3.20%, 07/15/51(a)	6,668	4,542,444
5.15%, 12/01/34	2,295	2,278,155
5.50%, 12/01/54	1,780	1,744,507
Owens Corning, 5.70%, 06/15/34(a)	8,372	8,602,357
Trane Technologies Financing Ltd., 3.80%, 03/21/29	7,631	7,371,255
		95,898,704
Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30	9,306	8,104,733
2.70%, 05/15/40(a)	6,439	4,720,012
2.80%, 05/15/50	7,330	4,802,033
4.60%, 02/08/29(a)	8,424	8,437,573
4.85%, 02/08/34(a)	9,437	9,354,656
Celanese U.S. Holdings LLC
6.33%, 07/15/29	7,736	7,995,763
6.35%, 11/15/28(a)	8,323	8,611,006
6.38%, 07/15/32	8,099	8,391,038
6.55%, 11/15/30	11,880	12,434,657
6.70%, 11/15/33(a)	8,910	9,458,959
CF Industries Inc.
4.95%, 06/01/43	5,558	4,996,659
5.15%, 03/15/34	7,508	7,361,102
5.38%, 03/15/44	6,330	5,971,796
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	8,127	6,954,225
3.60%, 11/15/50(a)	9,439	6,761,130
4.38%, 11/15/42	9,834	8,301,280
5.25%, 11/15/41	6,577	6,201,126
5.55%, 11/30/48(a)	10,865	10,512,361
6.90%, 05/15/53(a)	7,003	7,944,781
7.38%, 11/01/29	6,536	7,231,414
DuPont de Nemours Inc.
4.73%, 11/15/28(a)	19,789	19,790,894
5.32%, 11/15/38(a)	9,779	10,130,108
5.42%, 11/15/48(a)	15,648	16,453,809
Eastman Chemical Co.
4.65%, 10/15/44	6,781	5,828,429
5.63%, 02/20/34	9,293	9,371,426
Ecolab Inc., 2.70%, 12/15/51	7,385	4,667,601
International Flavors & Fragrances Inc., 5.00%, 09/26/48(a)	6,303	5,613,292
LYB International Finance BV
4.88%, 03/15/44(a)	8,859	7,827,205
5.25%, 07/15/43	4,727	4,395,059
LYB International Finance III LLC
3.38%, 10/01/40	7,133	5,381,350

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.63%, 04/01/51(a)	$7,973	$5,608,647
4.20%, 10/15/49(a)	9,315	7,263,327
4.20%, 05/01/50(a)	7,837	6,102,824
5.50%, 03/01/34	7,782	7,802,738
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	9,131	7,529,539
Nutrien Ltd.
4.20%, 04/01/29	8,132	7,936,848
4.90%, 03/27/28(a)	5,415	5,453,306
5.00%, 04/01/49	6,786	6,224,556
5.80%, 03/27/53(a)	4,884	4,988,847
Sherwin-Williams Co. (The)
2.95%, 08/15/29(a)	7,665	7,062,398
4.50%, 06/01/47	8,791	7,571,519
		317,550,026
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	8,477	7,052,622
1.70%, 05/15/28	7,782	7,106,722
4.45%, 09/09/34	8,053	7,776,035
Equifax Inc., 2.35%, 09/15/31(a)	9,239	7,769,091
Global Payments Inc.
2.90%, 05/15/30	13,068	11,650,227
2.90%, 11/15/31	7,886	6,806,793
3.20%, 08/15/29(a)	9,202	8,457,837
4.15%, 08/15/49(a)	5,117	3,982,087
5.40%, 08/15/32(a)	7,429	7,471,354
5.95%, 08/15/52(a)	5,290	5,292,786
Massachusetts Institute of Technology, 5.60%(a)	5,046	5,433,320
PayPal Holdings Inc.
2.30%, 06/01/30	12,148	10,723,751
2.85%, 10/01/29(a)	22,653	20,816,780
3.25%, 06/01/50(a)	3,975	2,812,727
4.40%, 06/01/32	8,837	8,610,165
5.05%, 06/01/52(a)	4,337	4,129,240
5.15%, 06/01/34	9,093	9,158,794
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	10,914	10,770,220
Quanta Services Inc., 2.90%, 10/01/30(a)	17,796	16,023,394
RELX Capital Inc.
3.00%, 05/22/30	6,813	6,230,613
4.00%, 03/18/29(a)	6,411	6,237,147
S&P Global Inc.
2.70%, 03/01/29	10,844	10,013,673
2.90%, 03/01/32	11,923	10,491,533
3.70%, 03/01/52(a)	2,801	2,167,458
4.25%, 05/01/29(a)	7,248	7,117,783
5.25%, 09/15/33	6,336	6,488,453
		210,590,605
Computers — 2.4%
Accenture Capital Inc.
4.05%, 10/04/29	6,916	6,754,121
4.25%, 10/04/31	6,768	6,560,577
4.50%, 10/04/34	7,240	6,981,570
Apple Inc.
1.25%, 08/20/30(a)	10,257	8,613,150
1.40%, 08/05/28	20,563	18,482,273
1.65%, 05/11/30	14,808	12,771,808
1.65%, 02/08/31	22,388	19,007,846
Security	Par (000)	Value
Computers (continued)
1.70%, 08/05/31(a)	$7,844	$6,599,822
2.20%, 09/11/29(a)	15,895	14,364,916
2.38%, 02/08/41	13,987	9,909,627
2.40%, 08/20/50(a)	13,826	8,546,030
2.55%, 08/20/60(a)	13,049	8,028,810
2.65%, 05/11/50(a)	22,067	14,350,439
2.65%, 02/08/51(a)	25,389	16,366,146
2.70%, 08/05/51(a)	16,776	10,909,223
2.80%, 02/08/61	13,952	8,693,339
2.85%, 08/05/61	8,034	5,070,580
2.95%, 09/11/49	10,070	7,004,321
3.25%, 08/08/29(a)	5,111	4,865,311
3.35%, 08/08/32	13,970	12,932,324
3.45%, 02/09/45	17,735	14,045,343
3.75%, 09/12/47	10,425	8,463,239
3.75%, 11/13/47	11,305	9,177,137
3.85%, 05/04/43(a)	25,783	22,018,708
3.85%, 08/04/46	16,075	13,345,869
3.95%, 08/08/52(a)	15,156	12,571,137
4.00%, 05/10/28	9,186	9,097,334
4.10%, 08/08/62	8,205	6,801,664
4.25%, 02/09/47	7,886	6,975,660
4.30%, 05/10/33(a)	5,803	5,765,364
4.38%, 05/13/45(a)	17,995	16,288,885
4.45%, 05/06/44(a)	4,804	4,504,253
4.50%, 02/23/36(a)	8,270	8,193,283
4.65%, 02/23/46	34,663	32,545,878
4.85%, 05/10/53(a)	11,785	11,520,964
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	6,656	4,996,846
4.85%, 02/01/35(a)	9,075	8,703,153
5.25%, 02/01/28	1,752	1,779,883
5.30%, 10/01/29	16,257	16,528,894
5.40%, 04/15/34(a)	9,249	9,348,976
5.75%, 02/01/33(a)	9,883	10,260,639
6.20%, 07/15/30	8,786	9,303,162
8.10%, 07/15/36(a)	9,761	11,765,099
Hewlett Packard Enterprise Co.
4.55%, 10/15/29(a)	15,781	15,463,554
4.85%, 10/15/31	10,436	10,225,893
5.00%, 10/15/34	12,640	12,255,415
5.60%, 10/15/54(a)	12,649	12,186,417
6.20%, 10/15/35	7,638	8,133,256
6.35%, 10/15/45(a)	7,965	8,463,932
HP Inc.
2.65%, 06/17/31	14,201	12,256,500
4.00%, 04/15/29(a)	13,706	13,232,337
5.50%, 01/15/33(a)	8,365	8,531,719
6.00%, 09/15/41(a)	4,298	4,432,649
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	9,129	9,010,926
5.25%, 02/05/44(a)	8,512	8,208,810
5.30%, 02/05/54(a)	11,706	11,218,693
International Business Machines Corp.
1.95%, 05/15/30(a)	11,763	10,133,227
2.95%, 05/15/50(a)	6,968	4,563,037
3.50%, 05/15/29	25,400	24,116,962
4.00%, 06/20/42	9,945	8,299,920
4.15%, 05/15/39(a)	15,980	13,985,226
4.25%, 05/15/49(a)	25,167	20,921,239
4.40%, 07/27/32	7,929	7,679,943

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.50%, 02/06/28(a)	$209	$208,439
4.75%, 02/06/33(a)	9,867	9,765,275
4.90%, 07/27/52(a)	5,965	5,484,238
Leidos Inc.
2.30%, 02/15/31	6,459	5,509,840
4.38%, 05/15/30	5,050	4,870,834
5.75%, 03/15/33	2,271	2,347,645
		712,319,529
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	5,858	5,535,850
3.63%, 03/24/32	15,364	14,064,482
4.00%, 03/24/52(a)	3,414	2,722,730
Kenvue Inc.
4.90%, 03/22/33(a)	10,679	10,668,905
5.00%, 03/22/30(a)	11,431	11,619,127
5.05%, 03/22/28	2,421	2,462,952
5.05%, 03/22/53(a)	9,896	9,607,295
5.10%, 03/22/43(a)	5,797	5,710,961
5.20%, 03/22/63	6,141	5,976,949
Procter & Gamble Co. (The)
1.20%, 10/29/30	8,174	6,789,450
1.95%, 04/23/31(a)	7,434	6,435,975
2.30%, 02/01/32(a)	1,064	928,569
3.00%, 03/25/30	12,416	11,539,546
4.05%, 01/26/33(a)	8,581	8,310,603
4.55%, 01/29/34(a)	7,050	6,989,762
Unilever Capital Corp.
1.75%, 08/12/31(a)	9,023	7,517,994
2.13%, 09/06/29(a)	6,450	5,760,215
3.50%, 03/22/28	4,190	4,064,755
4.63%, 08/12/34	11,611	11,357,776
5.00%, 12/08/33(a)	4,425	4,481,852
5.90%, 11/15/32(a)	5,585	5,993,456
		148,539,204
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	30,190	28,010,723
3.30%, 01/30/32(a)	29,592	26,022,175
3.40%, 10/29/33	13,753	11,793,943
3.85%, 10/29/41(a)	13,554	10,848,841
4.63%, 09/10/29	12,210	11,975,585
4.95%, 09/10/34	7,524	7,241,300
5.10%, 01/19/29	7,387	7,407,320
5.75%, 06/06/28(a)	9,575	9,822,007
6.15%, 09/30/30	7,538	7,916,703
Air Lease Corp.
2.88%, 01/15/32(a)	2,925	2,506,344
3.13%, 12/01/30(a)	11,800	10,545,938
Ally Financial Inc.
2.20%, 11/02/28	4,504	4,000,031
8.00%, 11/01/31(a)	13,863	15,419,948
American Express Co.
4.05%, 05/03/29(a)	9,970	9,759,413
4.05%, 12/03/42(a)	5,675	4,879,800
Ameriprise Financial Inc., 5.15%, 05/15/33	9,725	9,832,287
Apollo Global Management Inc., 5.80%, 05/21/54	9,006	9,244,911
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance Inc.
3.50%, 03/30/51	$6,639	$4,726,981
4.35%, 04/15/30	9,500	9,227,473
4.70%, 09/20/47(a)	7,387	6,533,169
4.85%, 03/29/29(a)	11,913	11,918,678
5.97%, 03/04/54	9,945	10,284,763
Capital One Financial Corp., 3.80%, 01/31/28(a)	1,977	1,910,362
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	8,288	6,871,013
1.95%, 12/01/31(a)	8,551	7,057,809
2.00%, 03/20/28(a)	12,101	11,099,537
2.30%, 05/13/31	8,433	7,238,718
2.90%, 03/03/32(a)	9,347	8,173,598
CME Group Inc.
2.65%, 03/15/32	9,050	7,915,589
5.30%, 09/15/43	7,397	7,576,631
Discover Financial Services, 6.70%, 11/29/32	8,012	8,606,719
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	12,765	10,225,507
2.10%, 06/15/30(a)	15,029	13,029,486
2.65%, 09/15/40	10,272	7,355,536
3.00%, 06/15/50(a)	11,037	7,380,230
3.00%, 09/15/60	13,463	8,411,482
3.63%, 09/01/28(a)	14,003	13,469,337
4.25%, 09/21/48(a)	14,405	12,161,862
4.35%, 06/15/29(a)	13,682	13,486,271
4.60%, 03/15/33(a)	9,677	9,417,023
4.95%, 06/15/52(a)	10,547	9,880,074
5.20%, 06/15/62	6,219	5,993,523
5.25%, 06/15/31(a)	8,822	8,996,209
Jefferies Financial Group Inc.
2.63%, 10/15/31	10,054	8,511,307
4.15%, 01/23/30(a)	10,761	10,289,865
5.88%, 07/21/28	7,734	7,949,025
6.20%, 04/14/34	12,936	13,436,389
Mastercard Inc.
2.00%, 11/18/31	6,694	5,631,593
2.95%, 06/01/29(a)	10,053	9,413,584
3.35%, 03/26/30	14,173	13,323,890
3.65%, 06/01/49(a)	5,920	4,629,147
3.85%, 03/26/50(a)	7,716	6,224,949
4.35%, 01/15/32	9,364	9,115,713
4.55%, 01/15/35(a)	10,095	9,805,466
4.85%, 03/09/33(a)	6,419	6,448,256
4.88%, 03/09/28(a)	3,042	3,086,893
4.88%, 05/09/34	8,615	8,622,790
Nasdaq Inc.
5.35%, 06/28/28	11,428	11,659,441
5.55%, 02/15/34	8,687	8,880,029
5.95%, 08/15/53(a)	8,222	8,548,945
6.10%, 06/28/63(a)	7,793	8,131,656
Nomura Holdings Inc.
2.17%, 07/14/28	13,742	12,379,865
2.61%, 07/14/31	10,908	9,282,373
2.68%, 07/16/30	12,313	10,774,440
3.00%, 01/22/32(a)	5,483	4,707,470
3.10%, 01/16/30(a)	11,990	10,854,089
5.78%, 07/03/34(a)	8,980	9,149,544
6.07%, 07/12/28	4,286	4,429,993
6.18%, 01/18/33(a)	810	852,922

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Raymond James Financial Inc.
3.75%, 04/01/51	$8,477	$6,361,402
4.95%, 07/15/46	9,486	8,767,216
Synchrony Financial, 2.88%, 10/28/31	5,762	4,800,938
Visa Inc.
1.10%, 02/15/31(a)	8,877	7,251,959
2.00%, 08/15/50(a)	13,405	7,652,365
2.05%, 04/15/30(a)	12,690	11,154,430
2.70%, 04/15/40(a)	8,572	6,413,436
3.65%, 09/15/47(a)	4,921	3,916,287
4.15%, 12/14/35	14,480	13,685,836
4.30%, 12/14/45	27,879	24,678,466
		726,996,818
Electric — 4.1%
AES Corp. (The)
2.45%, 01/15/31(a)	9,423	7,919,721
5.45%, 06/01/28(a)	12,018	12,123,579
Ameren Corp., 3.50%, 01/15/31(a)	4,934	4,550,133
American Electric Power Co. Inc.
5.20%, 01/15/29	5,868	5,936,657
5.63%, 03/01/33(a)	10,177	10,386,324
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	13,386	8,577,477
3.70%, 07/15/30	8,992	8,533,106
3.80%, 07/15/48	6,547	5,018,446
4.25%, 10/15/50	7,536	6,162,918
4.45%, 01/15/49(a)	9,146	7,769,681
4.50%, 02/01/45(a)	7,590	6,734,089
4.60%, 05/01/53	9,305	7,998,108
5.15%, 11/15/43	7,083	6,867,300
6.13%, 04/01/36(a)	10,450	11,146,873
Commonwealth Edison Co., 4.00%, 03/01/48	4,645	3,767,231
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	1,903	1,561,160
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,477	4,760,821
3.60%, 06/15/61(a)	12,212	8,697,068
4.45%, 03/15/44	6,077	5,326,334
4.63%, 12/01/54	6,252	5,480,878
5.70%, 05/15/54(a)	4,918	5,067,228
5.90%, 11/15/53(a)	4,788	5,053,611
Series 20B, 3.95%, 04/01/50	8,434	6,891,667
Constellation Energy Generation LLC
5.60%, 03/01/28	956	981,311
5.60%, 06/15/42	5,762	5,712,309
5.75%, 03/15/54	10,881	10,957,060
6.25%, 10/01/39	3,668	3,913,279
6.50%, 10/01/53	6,597	7,265,235
Dominion Energy Inc.
5.38%, 11/15/32(a)	9,380	9,532,937
Series C, 2.25%, 08/15/31	14,758	12,422,148
Series C, 3.38%, 04/01/30	10,900	10,075,798
DTE Energy Co.
4.88%, 06/01/28	3,051	3,055,310
5.10%, 03/01/29(a)	9,520	9,580,442
5.85%, 06/01/34(a)	10,175	10,557,734
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,056	4,875,186
4.95%, 01/15/33	14,209	14,130,821
5.30%, 02/15/40	4,431	4,427,736
5.35%, 01/15/53(a)	7,946	7,823,996
Security	Par (000)	Value
Electric (continued)
5.40%, 01/15/54(a)	$7,275	$7,205,693
Duke Energy Corp.
2.45%, 06/01/30	7,657	6,727,005
2.55%, 06/15/31	7,606	6,529,704
3.30%, 06/15/41(a)	5,608	4,203,925
3.50%, 06/15/51	5,783	4,044,469
3.75%, 09/01/46	11,869	8,907,567
4.30%, 03/15/28(a)	3,298	3,254,076
4.50%, 08/15/32(a)	11,613	11,155,330
5.00%, 08/15/52(a)	9,078	8,153,881
5.45%, 06/15/34(a)	8,375	8,460,896
5.80%, 06/15/54(a)	5,444	5,467,935
6.10%, 09/15/53(a)	5,112	5,354,162
Duke Energy Florida LLC, 6.40%, 06/15/38	5,652	6,201,719
Emera U.S. Finance LP, 4.75%, 06/15/46	4,348	3,679,150
Entergy Louisiana LLC, 4.20%, 09/01/48	5,016	4,124,701
Eversource Energy
5.13%, 05/15/33	9,905	9,772,486
5.45%, 03/01/28(a)	6,922	7,057,274
5.95%, 02/01/29	6,425	6,663,517
Exelon Corp.
4.05%, 04/15/30	9,108	8,725,664
4.45%, 04/15/46	9,038	7,702,362
4.70%, 04/15/50	5,090	4,495,679
5.15%, 03/15/28	3,881	3,920,993
5.30%, 03/15/33	10,810	10,948,320
5.60%, 03/15/53	7,495	7,457,291
FirstEnergy Corp., Series C, 3.40%, 03/01/50	3,177	2,222,380
Florida Power & Light Co.
2.45%, 02/03/32	17,495	14,946,678
2.88%, 12/04/51(a)	9,221	6,055,424
3.15%, 10/01/49	6,011	4,201,373
3.95%, 03/01/48	4,959	4,039,558
4.40%, 05/15/28(a)	5,408	5,381,768
4.80%, 05/15/33	8,666	8,559,281
5.05%, 04/01/28	6,164	6,249,454
5.10%, 04/01/33(a)	9,225	9,297,889
5.15%, 06/15/29(a)	6,840	6,971,216
5.30%, 06/15/34	8,209	8,370,646
5.30%, 04/01/53(a)	5,835	5,782,868
5.60%, 06/15/54	6,504	6,732,137
Georgia Power Co.
4.30%, 03/15/42	7,873	6,849,560
4.65%, 05/16/28	5,457	5,462,765
4.95%, 05/17/33(a)	7,172	7,144,920
5.13%, 05/15/52(a)	6,103	5,857,764
5.25%, 03/15/34(a)	9,847	9,992,229
Series A, 3.25%, 03/15/51	5,285	3,700,703
MidAmerican Energy Co.
3.65%, 04/15/29	6,405	6,142,752
4.25%, 07/15/49(a)	9,041	7,633,267
5.85%, 09/15/54(a)	8,874	9,367,852
National Grid PLC
5.42%, 01/11/34(a)	8,300	8,370,643
5.81%, 06/12/33	7,608	7,888,328
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	12,880	11,659,749
2.25%, 06/01/30	15,237	13,250,468
2.44%, 01/15/32(a)	9,697	8,171,086
2.75%, 11/01/29(a)	7,165	6,522,476
4.90%, 02/28/28(a)	4,346	4,365,613

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 03/15/29(a)	$8,426	$8,459,700
5.00%, 07/15/32(a)	10,307	10,256,951
5.05%, 02/28/33(a)	9,001	8,932,411
5.25%, 03/15/34	9,577	9,606,202
5.25%, 02/28/53(a)	9,320	8,891,008
5.55%, 03/15/54(a)	6,687	6,630,903
Northern States Power Co./MN, 5.10%, 05/15/53(a)	4,578	4,415,626
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52(a)	5,102	4,746,895
5.55%, 06/15/54(a)(b)	4,247	4,293,855
5.65%, 11/15/33	9,285	9,721,314
Pacific Gas and Electric Co.
2.50%, 02/01/31	17,071	14,634,929
3.00%, 06/15/28	8,045	7,539,466
3.25%, 06/01/31	8,447	7,540,392
3.30%, 08/01/40(a)	9,667	7,266,238
3.50%, 08/01/50	16,939	11,782,541
3.75%, 07/01/28	6,689	6,418,970
3.95%, 12/01/47(a)	8,919	6,698,943
4.50%, 07/01/40(a)	15,541	13,509,569
4.55%, 07/01/30(a)	23,478	22,784,164
4.95%, 07/01/50(a)	24,569	21,480,974
5.55%, 05/15/29	6,550	6,670,604
5.80%, 05/15/34(a)	9,834	10,108,167
5.90%, 10/01/54(a)	5,331	5,316,696
6.10%, 01/15/29	5,287	5,484,535
6.15%, 01/15/33	8,929	9,341,657
6.40%, 06/15/33	10,721	11,407,516
6.70%, 04/01/53(a)	4,680	5,145,619
6.75%, 01/15/53(a)	13,337	14,603,963
6.95%, 03/15/34(a)	7,688	8,517,391
PacifiCorp
2.90%, 06/15/52	9,070	5,585,005
5.35%, 12/01/53	7,142	6,708,668
5.45%, 02/15/34(a)	9,545	9,615,173
5.50%, 05/15/54(a)	7,109	6,834,424
5.80%, 01/15/55(a)	12,164	12,191,828
PPL Capital Funding Inc., 5.25%, 09/01/34	10,939	10,834,437
PPL Electric Utilities Corp., 5.25%, 05/15/53(a)	1,971	1,939,277
Public Service Co. of Colorado
1.88%, 06/15/31	4,742	3,951,796
5.25%, 04/01/53	3,952	3,782,588
5.75%, 05/15/54	7,363	7,632,004
Public Service Enterprise Group Inc.
2.45%, 11/15/31(a)	9,956	8,472,719
5.20%, 04/01/29(a)	4,702	4,771,369
San Diego Gas & Electric Co.
5.35%, 04/01/53(a)	4,744	4,642,573
Series VVV, 1.70%, 10/01/30(a)	3,972	3,345,312
Series WWW, 2.95%, 08/15/51(a)	3,537	2,356,041
Sempra
3.40%, 02/01/28	691	660,556
3.80%, 02/01/38(a)	16,199	13,592,623
4.00%, 02/01/48	12,167	9,525,993
6.00%, 10/15/39	1,572	1,611,079
Southern California Edison Co.
3.65%, 02/01/50(a)	10,214	7,610,435
4.00%, 04/01/47(a)	16,806	13,395,041
4.65%, 10/01/43	6,040	5,410,759
5.20%, 06/01/34	9,048	9,075,398
Security	Par (000)	Value
Electric (continued)
5.30%, 03/01/28(a)	$1,766	$1,797,182
5.45%, 06/01/31(a)	4,459	4,568,160
5.95%, 11/01/32(a)	6,595	6,979,992
Series 20A, 2.95%, 02/01/51	5,732	3,736,903
Series C, 4.13%, 03/01/48	11,375	9,250,901
Southern Co. (The)
4.40%, 07/01/46(a)	14,588	12,366,789
4.85%, 06/15/28(a)	4,094	4,125,713
4.85%, 03/15/35(a)	8,701	8,449,310
5.20%, 06/15/33(a)	6,785	6,810,879
5.50%, 03/15/29	7,095	7,297,441
5.70%, 03/15/34(a)	7,272	7,552,960
Series A, 3.70%, 04/30/30	4,491	4,228,041
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	15,107	14,776,904
Virginia Electric & Power Co.
2.45%, 12/15/50	4,065	2,400,528
2.95%, 11/15/51(a)	4,050	2,631,068
5.00%, 04/01/33	8,637	8,575,369
5.45%, 04/01/53	3,133	3,111,308
Xcel Energy Inc.
5.45%, 08/15/33	8,428	8,487,750
5.50%, 03/15/34	8,647	8,717,298
		1,194,663,151
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28	9,295	8,402,619
2.20%, 12/21/31	8,858	7,533,991
2.80%, 12/21/51	5,160	3,359,103
		19,295,713
Electronics — 0.4%
Amphenol Corp.
2.20%, 09/15/31	5,962	5,016,007
2.80%, 02/15/30(a)	7,524	6,816,332
5.00%, 01/15/35	3,000	2,978,990
Honeywell International Inc.
1.75%, 09/01/31	13,329	11,044,048
1.95%, 06/01/30	6,510	5,655,212
2.70%, 08/15/29(a)	9,042	8,337,919
2.80%, 06/01/50(a)	7,063	4,743,648
4.25%, 01/15/29(a)	3,335	3,311,534
4.50%, 01/15/34	8,747	8,513,677
4.70%, 02/01/30	8,627	8,653,323
5.00%, 02/15/33(a)	10,269	10,398,775
5.00%, 03/01/35	17,858	17,945,511
5.25%, 03/01/54	11,933	11,872,104
		105,287,080
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29(a)	5,118	4,781,219
4.28%, 03/15/32(a)	32,065	28,114,839
5.05%, 03/15/42	33,283	26,521,778
5.14%, 03/15/52(a)	53,560	40,334,236
5.39%, 03/15/62	21,937	16,422,714
		116,174,786
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	8,116	6,559,423
3.95%, 05/15/28	6,694	6,540,274
4.88%, 04/01/29	7,751	7,795,123

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
5.00%, 04/01/34(a)	$6,069	$6,044,143
Waste Connections Inc.
2.95%, 01/15/52(a)	6,601	4,321,688
4.20%, 01/15/33	5,650	5,323,150
5.00%, 03/01/34	6,889	6,826,588
Waste Management Inc.
1.50%, 03/15/31(a)	6,973	5,740,868
3.15%, 11/15/27	947	911,306
4.15%, 04/15/32(a)	7,742	7,431,656
4.63%, 02/15/30	6,833	6,808,447
4.80%, 03/15/32	8,125	8,110,258
4.88%, 02/15/29(a)	8,819	8,917,154
4.88%, 02/15/34(a)	10,486	10,454,319
4.95%, 07/03/31	5,404	5,443,471
4.95%, 03/15/35	12,200	12,105,105
5.35%, 10/15/54	10,240	10,249,154
		119,582,127
Food — 1.5%
Campbell Soup Co.
4.15%, 03/15/28(a)	1,238	1,215,309
4.75%, 03/23/35	6,876	6,606,005
5.40%, 03/21/34(a)	9,089	9,176,059
Conagra Brands Inc.
1.38%, 11/01/27	729	659,184
4.85%, 11/01/28(a)	12,223	12,187,696
5.30%, 11/01/38	12,442	11,945,765
5.40%, 11/01/48	9,005	8,515,734
General Mills Inc.
2.88%, 04/15/30(a)	7,068	6,392,642
4.20%, 04/17/28(a)	9,885	9,717,760
4.95%, 03/29/33(a)	11,652	11,549,137
Hormel Foods Corp.
1.70%, 06/03/28(a)	1,994	1,808,384
1.80%, 06/11/30	8,595	7,334,205
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	4,993	5,212,476
6.50%, 11/15/53(a)	9,417	10,388,795
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	9,104	7,659,934
3.63%, 01/15/32	9,091	8,022,487
4.38%, 02/02/52	4,949	3,794,729
5.13%, 02/01/28	2,799	2,799,419
5.50%, 01/15/30(a)	10,138	10,095,582
5.75%, 04/01/33	14,388	14,534,618
6.50%, 12/01/52(a)	9,988	10,295,530
6.75%, 03/15/34(b)	12,158	13,064,322
7.25%, 11/15/53(a)(b)	5,027	5,656,151
Kraft Heinz Foods Co.
4.38%, 06/01/46	24,508	20,534,231
4.88%, 10/01/49(a)	13,719	12,276,689
5.00%, 06/04/42(a)	13,817	12,856,775
5.20%, 07/15/45	14,642	13,695,715
5.50%, 06/01/50(a)	8,088	7,910,469
6.88%, 01/26/39	3,638	4,099,419
Kroger Co. (The)
3.95%, 01/15/50(a)	3,261	2,530,319
4.45%, 02/01/47	3,613	3,040,511
4.65%, 09/15/29(a)	17,473	17,464,491
4.90%, 09/15/31	11,880	11,847,120
5.00%, 09/15/34	21,603	21,214,913
Security	Par (000)	Value
Food (continued)
5.50%, 09/15/54(a)	$19,639	$19,167,354
5.65%, 09/15/64	15,848	15,420,167
Mondelez International Inc.
2.63%, 09/04/50	7,556	4,612,774
2.75%, 04/13/30	9,315	8,419,584
3.00%, 03/17/32	7,227	6,400,607
Sysco Corp.
3.15%, 12/14/51(a)	5,209	3,473,178
5.95%, 04/01/30	10,769	11,294,749
6.60%, 04/01/50(a)	9,875	11,113,203
Tyson Foods Inc.
4.35%, 03/01/29	10,713	10,454,947
4.55%, 06/02/47	6,859	5,746,447
5.10%, 09/28/48	14,014	12,739,394
5.70%, 03/15/34	10,488	10,679,713
		425,624,692
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	9,985	8,407,521
CenterPoint Energy Resources Corp., 5.25%, 03/01/28(a)	1,007	1,024,395
NiSource Inc.
1.70%, 02/15/31	6,243	5,152,777
2.95%, 09/01/29	2,790	2,558,630
3.60%, 05/01/30	6,808	6,375,741
3.95%, 03/30/48	8,136	6,413,671
4.38%, 05/15/47	8,289	6,989,562
4.80%, 02/15/44	5,883	5,316,489
5.25%, 03/30/28(a)	2,250	2,282,323
		44,521,109
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28(a)	9,842	10,087,046
6.30%, 02/15/30(a)	9,305	9,630,298
6.40%, 04/15/33(a)	11,638	12,154,867
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	7,631	6,657,960
2.75%, 11/15/50	4,758	2,867,986
		41,398,157
Health Care - Products — 1.0%
Abbott Laboratories
4.75%, 11/30/36(a)	12,766	12,534,242
4.90%, 11/30/46(a)	20,056	19,378,292
Agilent Technologies Inc., 2.30%, 03/12/31(a)	2,049	1,757,688
Baxter International Inc.
2.27%, 12/01/28	12,113	10,898,856
2.54%, 02/01/32(a)	10,655	8,949,194
3.13%, 12/01/51(a)	11,646	7,473,057
Danaher Corp.
2.60%, 10/01/50(a)	7,369	4,612,748
2.80%, 12/10/51(a)	5,754	3,739,761
DH Europe Finance II SARL
2.60%, 11/15/29	4,574	4,155,009
3.25%, 11/15/39	3,948	3,131,081
3.40%, 11/15/49	5,099	3,755,367
GE HealthCare Technologies Inc.
4.80%, 08/14/29	10,781	10,758,464
5.86%, 03/15/30	12,365	12,920,603
5.91%, 11/22/32(a)	15,764	16,631,294
6.38%, 11/22/52(a)	3,037	3,385,029

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	$4,255	$4,229,785
4.50%, 03/30/33(a)	9,133	8,910,593
Medtronic Inc.
4.38%, 03/15/35	12,329	11,798,529
4.63%, 03/15/45(a)	10,538	9,588,154
Solventum Corp.
5.40%, 03/01/29(b)	17,235	17,442,911
5.45%, 03/13/31(a)(b)	9,712	9,788,281
5.60%, 03/23/34(b)	15,214	15,333,254
5.90%, 04/30/54(a)(b)	8,615	8,631,520
Stryker Corp.
1.95%, 06/15/30	10,668	9,186,175
4.25%, 09/11/29(a)	8,643	8,461,522
4.63%, 09/11/34(a)	4,316	4,166,796
4.63%, 03/15/46(a)	3,113	2,781,388
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	11,181	9,420,850
2.60%, 10/01/29(a)	9,992	9,122,751
2.80%, 10/15/41	3,589	2,601,737
4.10%, 08/15/47(a)	4,068	3,423,884
4.98%, 08/10/30(a)	7,613	7,729,876
5.00%, 01/31/29(a)	9,832	9,992,636
5.09%, 08/10/33	7,915	8,024,404
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	2,272	1,948,463
		286,664,194
Health Care - Services — 4.3%
Aetna Inc.
3.88%, 08/15/47(a)	11,507	8,465,432
6.63%, 06/15/36	7,942	8,586,110
Ascension Health
3.95%, 11/15/46(a)	1,360	1,126,547
Series B, 2.53%, 11/15/29(a)	9,020	8,174,885
Centene Corp.
2.45%, 07/15/28	16,058	14,457,791
2.50%, 03/01/31(a)	17,333	14,484,795
2.63%, 08/01/31	13,426	11,154,148
3.00%, 10/15/30	22,585	19,570,930
3.38%, 02/15/30	17,986	16,120,800
4.25%, 12/15/27(a)	8,294	8,025,544
4.63%, 12/15/29(a)	30,661	29,274,298
Cigna Group (The)
2.38%, 03/15/31	14,466	12,348,089
2.40%, 03/15/30	10,828	9,533,622
3.20%, 03/15/40	6,593	4,960,158
3.40%, 03/15/50	10,789	7,434,309
3.40%, 03/15/51(a)	13,707	9,393,107
3.88%, 10/15/47(a)	10,126	7,634,940
4.38%, 10/15/28(a)	25,247	24,789,143
4.80%, 08/15/38	13,225	12,276,340
4.80%, 07/15/46	12,631	11,124,003
4.90%, 12/15/48(a)	23,878	21,194,311
5.00%, 05/15/29	1,516	1,521,919
5.13%, 05/15/31(a)	6,787	6,830,860
5.25%, 02/15/34(a)	10,889	10,852,784
5.40%, 03/15/33(a)	4,037	4,087,772
5.60%, 02/15/54(a)	12,026	11,733,783
CommonSpirit Health
3.35%, 10/01/29	3,156	2,932,103
4.19%, 10/01/49	1,761	1,438,592
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30(a)	$6,753	$5,882,052
2.55%, 03/15/31	5,858	5,073,976
2.88%, 09/15/29	6,929	6,322,166
3.13%, 05/15/50	8,946	5,936,764
3.60%, 03/15/51	11,216	8,129,784
3.70%, 09/15/49	8,013	5,937,530
4.10%, 03/01/28(a)	6,487	6,363,838
4.38%, 12/01/47	12,001	9,960,918
4.55%, 03/01/48	8,308	7,131,389
4.63%, 05/15/42	6,171	5,452,464
4.65%, 01/15/43	9,896	8,785,299
4.65%, 08/15/44(a)	4,845	4,269,864
4.75%, 02/15/30(a)	5,236	5,198,541
4.75%, 02/15/33	4,672	4,526,919
4.95%, 11/01/31	9,395	9,332,385
5.13%, 02/15/53(a)	9,528	8,794,431
5.20%, 02/15/35	9,068	9,026,351
5.38%, 06/15/34	5,052	5,098,914
5.65%, 06/15/54	7,870	7,841,983
5.70%, 02/15/55	7,646	7,670,517
5.85%, 11/01/64	9,435	9,503,323
6.10%, 10/15/52(a)	7,592	7,953,078
HCA Inc.
2.38%, 07/15/31	9,020	7,592,478
3.50%, 09/01/30	21,241	19,462,599
3.50%, 07/15/51(a)	13,846	9,428,222
3.63%, 03/15/32	15,488	13,916,713
4.13%, 06/15/29	15,416	14,835,094
4.63%, 03/15/52(a)	16,353	13,452,884
5.13%, 06/15/39(a)	6,252	5,886,919
5.20%, 06/01/28(a)	4,991	5,036,573
5.25%, 06/15/49	17,233	15,614,802
5.45%, 04/01/31	11,987	12,107,642
5.45%, 09/15/34(a)	12,730	12,613,298
5.50%, 06/01/33(a)	10,722	10,766,801
5.50%, 06/15/47	13,483	12,773,403
5.60%, 04/01/34	10,739	10,777,581
5.63%, 09/01/28(a)	6,676	6,810,243
5.88%, 02/01/29	9,177	9,436,187
5.90%, 06/01/53(a)	8,765	8,678,358
5.95%, 09/15/54	8,250	8,221,957
6.00%, 04/01/54	11,837	11,871,777
Humana Inc.
2.15%, 02/03/32(a)	3,689	2,979,438
3.70%, 03/23/29(a)	6,278	5,948,239
4.95%, 10/01/44	4,164	3,623,732
5.38%, 04/15/31(a)	5,172	5,179,417
5.50%, 03/15/53(a)	4,702	4,360,107
5.75%, 04/15/54(a)	6,984	6,702,147
5.88%, 03/01/33	5,151	5,241,610
5.95%, 03/15/34(a)	2,225	2,282,927
ICON Investments Six DAC, 5.85%, 05/08/29	3,693	3,792,811
IQVIA Inc.
5.70%, 05/15/28(a)	5,511	5,643,196
6.25%, 02/01/29	9,663	10,063,297
Kaiser Foundation Hospitals
4.15%, 05/01/47(a)	5,659	4,814,333
Series 2019, 3.27%, 11/01/49(a)	2,028	1,475,930
Series 2021, 2.81%, 06/01/41	13,457	9,853,526
Series 2021, 3.00%, 06/01/51(a)	3,758	2,564,763

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	$9,587	$8,470,770
4.80%, 10/01/34(a)	9,429	9,066,279
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,569	1,549,622
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	6,989	6,319,206
5.00%, 12/15/34(a)	8,081	7,908,417
6.40%, 11/30/33(a)	5,554	6,024,096
UnitedHealth Group Inc.
2.00%, 05/15/30	6,869	5,959,452
2.30%, 05/15/31	11,727	10,091,445
2.75%, 05/15/40	11,428	8,328,413
2.88%, 08/15/29(a)	8,257	7,639,926
2.90%, 05/15/50	10,134	6,624,574
3.05%, 05/15/41	15,334	11,493,891
3.13%, 05/15/60	7,484	4,752,014
3.25%, 05/15/51	18,177	12,695,253
3.50%, 08/15/39	10,692	8,764,501
3.70%, 08/15/49	12,307	9,405,119
3.75%, 10/15/47	6,177	4,782,626
3.85%, 06/15/28(a)	6,882	6,727,507
3.88%, 12/15/28(a)	6,097	5,935,657
3.88%, 08/15/59(a)	9,896	7,441,280
4.00%, 05/15/29(a)	7,959	7,756,595
4.20%, 05/15/32(a)	11,061	10,603,826
4.20%, 01/15/47	7,546	6,306,049
4.25%, 01/15/29(a)	9,590	9,463,011
4.25%, 03/15/43(a)	7,366	6,451,273
4.25%, 06/15/48	12,785	10,766,537
4.45%, 12/15/48	10,104	8,741,249
4.50%, 04/15/33	9,778	9,461,886
4.63%, 07/15/35(a)	7,117	6,891,333
4.75%, 07/15/45	17,692	16,239,975
4.75%, 05/15/52(a)	17,083	15,395,090
4.80%, 01/15/30	10,490	10,530,554
4.90%, 04/15/31(a)	6,049	6,076,652
4.95%, 01/15/32	10,968	10,985,065
4.95%, 05/15/62(a)	7,539	6,867,614
5.00%, 04/15/34(a)	9,446	9,407,694
5.05%, 04/15/53	16,832	15,810,319
5.15%, 07/15/34(a)	14,409	14,501,088
5.20%, 04/15/63	14,571	13,636,687
5.25%, 02/15/28(a)	2,447	2,501,739
5.30%, 02/15/30(a)	10,986	11,281,517
5.35%, 02/15/33(a)	13,474	13,836,845
5.38%, 04/15/54(a)	14,752	14,490,716
5.50%, 07/15/44(a)	15,464	15,626,418
5.50%, 04/15/64	9,356	9,196,191
5.63%, 07/15/54(a)	20,808	21,185,041
5.75%, 07/15/64	14,383	14,623,633
5.80%, 03/15/36	6,053	6,384,879
5.88%, 02/15/53	17,283	18,125,494
6.05%, 02/15/63(a)	10,718	11,403,340
6.88%, 02/15/38(a)	8,682	10,050,088
Universal Health Services Inc., 2.65%, 10/15/30(a)	13,156	11,398,783
		1,243,505,834
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.88%, 06/15/28	9,076	8,282,900
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 03/01/29(a)	$8,577	$8,639,304
5.95%, 07/15/29	6,917	6,980,103
Blue Owl Capital Corp., 2.88%, 06/11/28(a)	1,912	1,727,478
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)(b)	9,688	9,395,118
6.65%, 03/15/31	8,992	9,058,976
FS KKR Capital Corp., 3.13%, 10/12/28(a)	1,836	1,650,809
		45,734,688
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	9,779	9,088,837
Insurance — 2.1%
Allstate Corp. (The), 5.25%, 03/30/33(a)	2,158	2,177,167
American International Group Inc.
4.38%, 06/30/50(a)	9,666	8,242,252
4.75%, 04/01/48	10,782	9,767,819
4.80%, 07/10/45(a)	8,112	7,367,691
5.13%, 03/27/33(a)	3,789	3,779,556
Aon Corp.
2.80%, 05/15/30	6,918	6,197,805
3.75%, 05/02/29	9,867	9,444,382
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52(a)	10,421	7,982,578
5.35%, 02/28/33	3,022	3,062,950
Aon North America Inc.
5.15%, 03/01/29(a)	10,957	11,065,594
5.45%, 03/01/34(a)	11,405	11,548,068
5.75%, 03/01/54(a)	18,626	18,840,165
Arch Capital Group Ltd., 3.64%, 06/30/50	6,091	4,500,390
Arthur J Gallagher & Co., 3.50%, 05/20/51(a)	7,235	5,097,474
Athene Holding Ltd.
4.13%, 01/12/28	2,918	2,845,194
6.25%, 04/01/54(a)	6,525	6,691,939
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	1,971	1,650,512
2.50%, 01/15/51	8,596	5,302,011
2.85%, 10/15/50(a)	16,008	10,501,462
2.88%, 03/15/32(a)	2,819	2,508,499
3.85%, 03/15/52(a)	21,781	17,184,194
4.20%, 08/15/48	19,340	16,654,815
4.25%, 01/15/49	17,588	15,340,581
5.75%, 01/15/40(a)	7,928	8,547,511
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	11,274	10,521,238
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,967	1,561,638
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,184	10,935,586
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	14,536	12,119,264
3.05%, 12/15/61(a)	3,395	2,160,043
4.35%, 11/03/45	9,386	8,205,681
5.00%, 03/15/34(a)	14,377	14,365,027
Corebridge Financial Inc.
3.85%, 04/05/29(a)	7,094	6,787,922
3.90%, 04/05/32	10,966	10,025,142
4.40%, 04/05/52(a)	9,380	7,700,968
5.75%, 01/15/34	7,047	7,206,197
Equitable Holdings Inc.
4.35%, 04/20/28	10,285	10,088,784
5.00%, 04/20/48(a)	10,950	10,044,449
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	8,478	5,375,258
3.50%, 10/15/50	6,993	4,818,185

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	$1,911	$1,934,839
6.00%, 12/07/33	5,385	5,528,948
6.35%, 03/22/54(a)	7,379	7,672,768
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	2,158	1,612,758
Manulife Financial Corp.
3.70%, 03/16/32(a)	6,816	6,312,071
5.38%, 03/04/46	3,526	3,485,005
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,867	4,227,233
4.38%, 03/15/29(a)	16,471	16,263,875
4.65%, 03/15/30	14,325	14,277,481
4.85%, 11/15/31	14,325	14,285,888
4.90%, 03/15/49(a)	9,152	8,484,821
5.00%, 03/15/35	23,420	23,310,533
5.40%, 03/15/55	16,725	16,666,054
5.70%, 09/15/53(a)	7,488	7,702,065
MetLife Inc.
4.05%, 03/01/45	8,526	7,079,637
4.13%, 08/13/42	7,154	6,087,243
4.55%, 03/23/30(a)	4,490	4,463,119
4.60%, 05/13/46(a)	7,211	6,467,938
4.88%, 11/13/43	6,873	6,433,818
5.00%, 07/15/52(a)	6,407	5,992,827
5.25%, 01/15/54(a)	8,459	8,256,995
5.30%, 12/15/34(a)	4,488	4,530,068
5.38%, 07/15/33(a)	6,017	6,175,751
5.70%, 06/15/35(a)	9,253	9,669,540
5.88%, 02/06/41(a)	7,954	8,311,799
6.38%, 06/15/34(a)	3,702	4,055,796
Progressive Corp. (The), 4.13%, 04/15/47	6,403	5,349,530
Prudential Financial Inc.
3.70%, 03/13/51(a)	13,968	10,562,405
3.91%, 12/07/47	8,496	6,708,314
3.94%, 12/07/49	9,064	7,150,388
4.35%, 02/25/50	8,559	7,265,317
4.60%, 05/15/44(a)	4,440	4,000,545
5.70%, 12/14/36(a)	7,389	7,749,050
Travelers Companies Inc. (The)
3.05%, 06/08/51	7,224	4,933,858
5.35%, 11/01/40(a)	4,998	5,003,204
5.45%, 05/25/53	4,659	4,753,213
6.25%, 06/15/37(a)	7,695	8,453,819
Willis North America Inc.
5.35%, 05/15/33	2,448	2,458,091
5.90%, 03/05/54	5,791	5,814,041
		607,706,636
Internet — 2.3%
Alphabet Inc.
1.10%, 08/15/30(a)	17,258	14,383,321
1.90%, 08/15/40	9,095	6,117,528
2.05%, 08/15/50(a)	20,226	11,925,527
2.25%, 08/15/60(a)	12,820	7,337,699
Amazon.com Inc.
1.50%, 06/03/30(a)	17,338	14,727,778
1.65%, 05/12/28	12,607	11,466,480
2.10%, 05/12/31	27,002	23,211,087
2.50%, 06/03/50(a)	22,260	13,920,102
2.70%, 06/03/60	13,368	8,035,311
2.88%, 05/12/41	22,428	16,921,406
Security	Par (000)	Value
Internet (continued)
3.10%, 05/12/51(a)	$27,680	$19,401,510
3.25%, 05/12/61	11,466	7,799,505
3.45%, 04/13/29	8,705	8,382,031
3.60%, 04/13/32	19,417	18,131,290
3.88%, 08/22/37	17,820	16,003,080
3.95%, 04/13/52(a)	21,919	17,962,478
4.05%, 08/22/47	32,319	27,429,384
4.10%, 04/13/62(a)	7,645	6,252,302
4.25%, 08/22/57	15,412	13,166,339
4.55%, 12/01/27	1,226	1,232,909
4.65%, 12/01/29(a)	8,533	8,600,359
4.70%, 12/01/32	15,979	16,034,410
4.80%, 12/05/34(a)	9,520	9,589,494
4.95%, 12/05/44(a)	17,951	17,619,081
Booking Holdings Inc., 4.63%, 04/13/30	14,817	14,746,065
eBay Inc.
2.60%, 05/10/31(a)	8,411	7,313,980
2.70%, 03/11/30(a)	12,064	10,855,303
3.65%, 05/10/51	6,961	5,058,523
4.00%, 07/15/42	5,537	4,516,054
Expedia Group Inc.
3.25%, 02/15/30(a)	13,794	12,740,820
3.80%, 02/15/28(a)	763	738,152
Meta Platforms Inc.
3.85%, 08/15/32(a)	29,041	27,352,214
4.30%, 08/15/29(a)	13,422	13,328,334
4.45%, 08/15/52	17,380	15,265,892
4.55%, 08/15/31	14,390	14,264,487
4.60%, 05/15/28	12,442	12,506,437
4.65%, 08/15/62(a)	11,093	9,832,784
4.75%, 08/15/34	25,632	25,338,578
4.80%, 05/15/30	14,546	14,742,816
4.95%, 05/15/33(a)	16,611	16,861,784
5.40%, 08/15/54	26,360	26,384,628
5.55%, 08/15/64	24,013	24,385,720
5.60%, 05/15/53(a)	18,052	18,681,004
5.75%, 05/15/63	11,910	12,423,224
Netflix Inc.
4.88%, 04/15/28	7,604	7,643,472
4.90%, 08/15/34(a)	8,306	8,279,084
5.40%, 08/15/54	11,342	11,400,767
5.88%, 11/15/28(a)	13,842	14,446,991
6.38%, 05/15/29	9,384	10,013,868
Uber Technologies Inc.
4.30%, 01/15/30(a)	5,342	5,190,507
4.80%, 09/15/34	4,052	3,923,682
5.35%, 09/15/54(a)	4,684	4,458,284
		668,343,865
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	9,792	10,616,450
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29(a)	4,039	3,774,932
Marriott International Inc./MD
4.90%, 04/15/29	8,419	8,437,022
5.30%, 05/15/34	10,055	10,042,156
5.35%, 03/15/35(a)	10,925	10,877,043
Series FF, 4.63%, 06/15/30(a)	9,550	9,410,288
Series GG, 3.50%, 10/15/32	7,706	6,848,480
Series HH, 2.85%, 04/15/31	10,603	9,309,073

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Sands China Ltd., 5.40%, 08/08/28(a)	$9,900	$9,856,420
		68,555,414
Machinery — 0.7%
Caterpillar Inc.
2.60%, 04/09/30(a)	6,389	5,785,295
3.25%, 09/19/49(a)	9,913	7,217,010
3.25%, 04/09/50(a)	9,591	6,951,278
3.80%, 08/15/42	15,701	13,104,238
5.20%, 05/27/41	5,927	5,888,531
Deere & Co.
3.75%, 04/15/50(a)	8,574	6,935,394
3.90%, 06/09/42(a)	6,579	5,625,300
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	6,965	7,059,250
5.45%, 06/15/34(a)	7,351	7,501,271
5.70%, 08/14/33	6,157	6,386,996
John Deere Capital Corp.
4.40%, 09/08/31	9,605	9,369,515
4.50%, 01/16/29	13,536	13,505,781
4.70%, 06/10/30	9,742	9,738,738
4.75%, 01/20/28(a)	154	155,313
4.85%, 06/11/29(a)	7,910	7,971,092
4.90%, 03/07/31(a)	7,554	7,600,956
4.95%, 07/14/28	8,248	8,361,439
5.10%, 04/11/34(a)	5,947	6,030,916
5.15%, 09/08/33(a)	8,674	8,849,047
Series 1, 5.05%, 06/12/34(a)	7,784	7,851,480
Otis Worldwide Corp.
2.57%, 02/15/30(a)	14,414	12,845,045
3.11%, 02/15/40(a)	5,704	4,423,926
3.36%, 02/15/50(a)	5,431	3,927,666
5.25%, 08/16/28(a)	6,885	7,010,107
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	10,772	10,722,723
		190,818,307
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	8,704	7,834,234
3.25%, 08/26/49(a)	6,596	4,694,457
3.38%, 03/01/29(a)	7,608	7,211,113
4.00%, 09/14/48(a)	7,774	6,501,771
Eaton Corp.
4.15%, 03/15/33(a)	11,524	11,027,696
4.15%, 11/02/42	6,771	5,852,476
Illinois Tool Works Inc., 3.90%, 09/01/42	6,698	5,600,259
Parker-Hannifin Corp.
3.25%, 06/14/29	6,477	6,082,069
4.00%, 06/14/49(a)	5,584	4,565,434
4.50%, 09/15/29(a)	10,923	10,838,471
Teledyne Technologies Inc., 2.75%, 04/01/31	9,271	8,201,723
		78,409,703
Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5,065	4,447,248
2.30%, 02/01/32	6,836	5,395,342
2.80%, 04/01/31	6,725	5,651,532
3.50%, 06/01/41	13,619	9,323,359
3.50%, 03/01/42	11,145	7,514,599
Security	Par (000)	Value
Media (continued)
3.70%, 04/01/51	$18,255	$11,416,336
3.75%, 02/15/28(a)	651	619,935
3.85%, 04/01/61	16,782	10,089,667
3.90%, 06/01/52	18,918	12,144,853
3.95%, 06/30/62	11,347	6,900,246
4.20%, 03/15/28(a)	2,643	2,546,828
4.40%, 04/01/33	7,663	6,858,404
4.40%, 12/01/61	11,750	7,833,542
4.80%, 03/01/50	21,814	16,391,400
5.05%, 03/30/29(a)	5,722	5,607,398
5.13%, 07/01/49	9,805	7,704,514
5.25%, 04/01/53(a)	11,619	9,288,492
5.38%, 04/01/38	6,374	5,680,903
5.38%, 05/01/47(a)	20,508	16,764,205
5.50%, 04/01/63	8,141	6,468,252
5.75%, 04/01/48(a)	19,360	16,528,916
6.10%, 06/01/29	7,206	7,362,991
6.38%, 10/23/35(a)	14,606	14,627,561
6.48%, 10/23/45	27,745	26,196,485
6.55%, 06/01/34(a)	10,514	10,719,313
6.65%, 02/01/34	5,580	5,724,437
Comcast Corp.
1.50%, 02/15/31	8,417	6,904,475
1.95%, 01/15/31(a)	10,688	9,038,370
2.45%, 08/15/52(a)	15,286	8,792,010
2.65%, 02/01/30(a)	7,390	6,658,749
2.65%, 08/15/62	8,500	4,735,482
2.80%, 01/15/51(a)	16,062	10,095,913
2.89%, 11/01/51	40,379	25,650,784
2.94%, 11/01/56(a)	46,173	28,489,457
2.99%, 11/01/63	29,714	17,727,622
3.15%, 02/15/28	4,327	4,132,309
3.20%, 07/15/36(a)	8,421	6,934,999
3.25%, 11/01/39	12,705	9,857,745
3.40%, 04/01/30(a)	8,308	7,757,209
3.40%, 07/15/46	13,316	9,727,414
3.45%, 02/01/50	16,682	12,022,424
3.55%, 05/01/28(a)	2,464	2,375,792
3.75%, 04/01/40	13,554	11,211,758
3.90%, 03/01/38	9,959	8,579,731
3.97%, 11/01/47	18,416	14,612,787
4.00%, 08/15/47	8,973	7,186,012
4.00%, 03/01/48	12,379	9,921,890
4.00%, 11/01/49	20,148	16,004,693
4.05%, 11/01/52	9,756	7,708,338
4.15%, 10/15/28	24,137	23,672,708
4.20%, 08/15/34(a)	8,330	7,770,312
4.25%, 10/15/30(a)	7,217	7,009,999
4.25%, 01/15/33	15,013	14,273,446
4.40%, 08/15/35(a)	5,197	4,874,432
4.55%, 01/15/29	2,035	2,027,222
4.60%, 10/15/38	7,513	6,971,485
4.60%, 08/15/45	8,406	7,446,097
4.65%, 02/15/33(a)	6,495	6,378,761
4.70%, 10/15/48(a)	17,956	16,183,373
4.80%, 05/15/33(a)	7,616	7,516,321
4.95%, 10/15/58(a)	6,210	5,654,458
5.10%, 06/01/29(a)	3,304	3,356,444
5.30%, 06/01/34(a)	8,182	8,322,098
5.35%, 05/15/53(a)	14,789	14,299,917
5.50%, 11/15/32(a)	1,260	1,306,076

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 05/15/64(a)	$10,037	$9,822,519
5.65%, 06/15/35	5,452	5,663,136
5.65%, 06/01/54(a)	10,379	10,532,355
7.05%, 03/15/33	5,635	6,417,425
Discovery Communications LLC
3.63%, 05/15/30	5,109	4,516,088
3.95%, 03/20/28	4,499	4,252,629
4.13%, 05/15/29(a)	1,410	1,308,791
Fox Corp.
4.71%, 01/25/29(a)	23,039	22,905,676
5.48%, 01/25/39(a)	10,940	10,561,115
5.58%, 01/25/49(a)	9,249	8,761,088
6.50%, 10/13/33	11,604	12,351,059
Paramount Global
4.20%, 05/19/32	2,549	2,222,618
4.38%, 03/15/43	5,601	4,033,861
4.95%, 01/15/31(a)	7,906	7,348,555
4.95%, 05/19/50	3,180	2,373,381
5.85%, 09/01/43	6,366	5,421,603
6.88%, 04/30/36(a)	7,787	7,761,380
7.88%, 07/30/30	1,834	1,975,432
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	10,209	11,457,738
Time Warner Cable LLC
4.50%, 09/15/42	8,805	6,576,241
5.50%, 09/01/41	9,912	8,362,729
5.88%, 11/15/40	4,375	3,867,909
6.55%, 05/01/37	13,352	12,821,995
6.75%, 06/15/39(a)	14,422	13,997,402
7.30%, 07/01/38(a)	13,167	13,408,056
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	9,215	7,809,998
Walt Disney Co. (The)
2.00%, 09/01/29	24,767	21,989,141
2.65%, 01/13/31(a)	26,970	23,970,763
2.75%, 09/01/49	15,440	9,959,215
3.50%, 05/13/40	16,697	13,567,289
3.60%, 01/13/51	26,087	19,657,932
3.80%, 03/22/30(a)	15,860	15,199,848
3.80%, 05/13/60	5,460	4,095,668
4.63%, 03/23/40(a)	5,181	4,884,976
4.70%, 03/23/50(a)	18,765	17,255,108
6.20%, 12/15/34	8,899	9,784,042
6.40%, 12/15/35	8,799	9,748,035
6.65%, 11/15/37	10,404	11,776,880
		991,415,546
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	7,916	8,026,765
5.75%, 05/01/43	6,561	6,681,807
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,955	7,223,497
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	8,847	7,650,111
4.75%, 02/28/28(a)	9,485	9,537,591
4.90%, 02/28/33(a)	7,545	7,506,065
5.00%, 09/30/43	18,555	17,752,057
5.25%, 09/08/30(a)	11,732	12,036,413
5.25%, 09/08/33	11,500	11,687,172
5.50%, 09/08/53(a)	6,086	6,182,581
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	15,210	14,603,375
Security	Par (000)	Value
Mining (continued)
Newmont Corp.
2.25%, 10/01/30(a)	$14,887	$12,969,785
2.60%, 07/15/32(a)	7,633	6,544,738
4.88%, 03/15/42(a)	8,454	7,947,397
6.25%, 10/01/39(a)	7,806	8,445,162
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	8,483	8,637,627
Rio Tinto Alcan Inc., 6.13%, 12/15/33	7,584	8,191,265
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51(a)	9,924	6,303,633
5.20%, 11/02/40	9,138	9,057,605
7.13%, 07/15/28	6,141	6,643,117
Rio Tinto Finance USA PLC
4.13%, 08/21/42	7,101	6,123,913
5.13%, 03/09/53	8,598	8,249,682
		198,001,358
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	7,967	7,141,917
Oil & Gas — 3.7%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	6,325	5,360,152
2.72%, 01/12/32(a)	16,167	14,005,702
2.77%, 11/10/50	14,198	8,824,697
2.94%, 06/04/51(a)	19,158	12,310,028
3.00%, 02/24/50(a)	16,862	11,086,065
3.00%, 03/17/52(a)	11,107	7,237,197
3.06%, 06/17/41	14,251	10,546,511
3.38%, 02/08/61(a)	15,979	10,538,026
3.63%, 04/06/30	11,380	10,766,065
3.94%, 09/21/28	6,938	6,743,885
4.23%, 11/06/28(a)	12,977	12,772,109
4.70%, 04/10/29(a)	7,657	7,631,518
4.81%, 02/13/33	15,884	15,532,022
4.89%, 09/11/33(a)	12,004	11,804,659
4.97%, 10/17/29	6,572	6,624,448
4.99%, 04/10/34(a)	9,293	9,172,576
5.23%, 11/17/34	8,607	8,652,752
BP Capital Markets PLC, 3.72%, 11/28/28	4,097	3,949,018
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	4,544	4,013,035
6.25%, 03/15/38	7,458	7,758,249
Cenovus Energy Inc., 3.75%, 02/15/52(a)	6,077	4,318,939
Chevron Corp.
2.24%, 05/11/30(a)	15,187	13,401,545
3.08%, 05/11/50(a)	5,776	4,023,121
Chevron USA Inc., 2.34%, 08/12/50(a)	5,855	3,469,021
ConocoPhillips Co.
3.76%, 03/15/42	5,821	4,727,983
3.80%, 03/15/52(a)	10,470	7,955,211
4.03%, 03/15/62	13,144	9,991,429
4.30%, 11/15/44(a)	6,189	5,265,956
5.05%, 09/15/33(a)	6,941	6,972,016
5.30%, 05/15/53(a)	8,771	8,462,409
5.55%, 03/15/54(a)	6,101	6,073,969
6.50%, 02/01/39(a)	13,348	14,806,532
6.95%, 04/15/29(a)	17,054	18,663,916
Continental Resources Inc./OK, 4.38%, 01/15/28	1,914	1,856,072

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42	$4,004	$3,404,751
5.00%, 06/15/45(a)	4,837	4,141,507
5.20%, 09/15/34(a)	11,263	10,821,337
5.60%, 07/15/41(a)	9,146	8,648,563
5.75%, 09/15/54(a)	11,716	10,891,279
Diamondback Energy Inc.
3.13%, 03/24/31	7,403	6,592,783
3.50%, 12/01/29	11,428	10,654,088
4.25%, 03/15/52(a)	6,689	5,219,629
5.15%, 01/30/30	8,476	8,513,506
5.40%, 04/18/34	13,226	13,203,835
5.75%, 04/18/54	9,831	9,565,368
5.90%, 04/18/64	6,885	6,634,189
6.25%, 03/15/33(a)	8,701	9,166,408
EOG Resources Inc.
4.38%, 04/15/30(a)	5,355	5,258,111
4.95%, 04/15/50(a)	3,632	3,331,152
EQT Corp., 5.75%, 02/01/34(a)	4,989	5,012,853
Equinor ASA
2.38%, 05/22/30(a)	1,971	1,759,066
3.13%, 04/06/30	3,541	3,279,293
3.25%, 11/18/49	1,907	1,364,200
3.63%, 09/10/28(a)	2,694	2,611,196
3.70%, 04/06/50(a)	1,585	1,232,034
3.95%, 05/15/43	1,560	1,309,553
4.80%, 11/08/43	1,772	1,663,837
5.10%, 08/17/40	1,581	1,557,220
Expand Energy Corp., 4.75%, 02/01/32	2,292	2,155,924
Exxon Mobil Corp.
2.44%, 08/16/29(a)	4,644	4,238,504
2.61%, 10/15/30(a)	17,674	15,805,869
3.00%, 08/16/39	6,336	4,901,904
3.10%, 08/16/49	13,868	9,627,759
3.45%, 04/15/51	20,602	15,117,082
3.48%, 03/19/30	13,955	13,214,365
3.57%, 03/06/45	10,496	8,205,908
4.11%, 03/01/46	21,800	18,405,435
4.23%, 03/19/40	16,490	14,702,129
4.33%, 03/19/50(a)	24,905	21,367,832
Hess Corp.
5.60%, 02/15/41(a)	8,713	8,765,344
6.00%, 01/15/40	2,521	2,647,164
Marathon Oil Corp., 6.60%, 10/01/37	5,594	6,154,865
Marathon Petroleum Corp.
4.75%, 09/15/44	8,699	7,424,521
6.50%, 03/01/41(a)	11,818	12,418,298
Occidental Petroleum Corp.
5.20%, 08/01/29(a)	16,451	16,390,485
5.38%, 01/01/32(a)	8,051	7,941,136
5.55%, 10/01/34(a)	11,803	11,573,833
6.05%, 10/01/54	10,335	10,041,793
6.13%, 01/01/31(a)	10,129	10,424,112
6.45%, 09/15/36	11,157	11,531,312
6.60%, 03/15/46(a)	4,928	5,053,072
6.63%, 09/01/30	12,723	13,364,038
7.50%, 05/01/31(a)	7,623	8,430,052
8.88%, 07/15/30	4,404	5,062,556
Phillips 66
2.15%, 12/15/30	9,164	7,815,417
3.30%, 03/15/52	7,042	4,663,902
Security	Par (000)	Value
Oil & Gas (continued)
3.90%, 03/15/28	$1,978	$1,924,633
4.65%, 11/15/34	8,569	8,108,454
4.88%, 11/15/44(a)	11,617	10,334,359
5.88%, 05/01/42	12,470	12,654,602
Phillips 66 Co.
4.95%, 12/01/27	592	597,310
5.25%, 06/15/31(a)	1,876	1,890,444
5.30%, 06/30/33(a)	8,568	8,561,690
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,435	6,330,454
2.15%, 01/15/31	4,747	4,071,501
Shell Finance U.S. Inc.
2.38%, 11/07/29(a)	12,866	11,596,114
2.75%, 04/06/30(a)	16,788	15,274,350
3.25%, 04/06/50(a)	19,777	13,916,094
3.75%, 09/12/46	14,195	11,015,908
4.00%, 05/10/46	22,089	17,999,809
4.13%, 05/11/35(a)	10,272	9,556,107
4.38%, 05/11/45	29,062	25,085,598
4.55%, 08/12/43	13,010	11,774,469
Shell International Finance BV
3.00%, 11/26/51	7,907	5,255,033
3.13%, 11/07/49	11,513	7,957,394
3.88%, 11/13/28	5,536	5,395,080
5.50%, 03/25/40(a)	3,926	4,023,376
6.38%, 12/15/38	21,116	23,500,862
Suncor Energy Inc.
3.75%, 03/04/51(a)	5,028	3,653,806
4.00%, 11/15/47	2,430	1,853,829
6.85%, 06/01/39	6,748	7,391,677
TotalEnergies Capital International SA
2.83%, 01/10/30	8,588	7,871,142
2.99%, 06/29/41	6,878	5,106,072
3.13%, 05/29/50	19,691	13,597,171
3.39%, 06/29/60	4,779	3,245,936
3.46%, 02/19/29(a)	5,802	5,557,363
3.46%, 07/12/49	9,565	7,041,078
TotalEnergies Capital SA
3.88%, 10/11/28	3,745	3,652,810
4.72%, 09/10/34(a)	9,871	9,630,630
5.15%, 04/05/34(a)	6,576	6,638,432
5.28%, 09/10/54	9,269	8,918,906
5.43%, 09/10/64	11,854	11,390,669
5.49%, 04/05/54	13,834	13,699,610
5.64%, 04/05/64(a)	11,876	11,861,868
Valero Energy Corp.
3.65%, 12/01/51(a)	8,793	6,119,091
6.63%, 06/15/37	13,631	14,726,957
Woodside Finance Ltd.
5.10%, 09/12/34	7,879	7,620,511
5.70%, 09/12/54(a)	8,440	8,173,946
		1,083,172,347
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,487	5,299,030
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47(a)	10,574	8,571,034
Halliburton Co.
2.92%, 03/01/30(a)	10,138	9,175,211
4.75%, 08/01/43	3,724	3,317,411
4.85%, 11/15/35(a)	7,767	7,454,796
5.00%, 11/15/45(a)	13,929	12,655,618

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
6.70%, 09/15/38(a)	$6,873	$7,634,223
7.45%, 09/15/39	7,811	9,211,517
Schlumberger Investment SA, 2.65%, 06/26/30(a)	8,216	7,372,552
		70,691,392
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31(a)	4,672	4,048,447
Berry Global Inc.
5.65%, 01/15/34(b)	7,283	7,265,190
5.80%, 06/15/31(b)	6,980	7,080,176
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	8,074	8,155,335
5.44%, 04/03/34(a)(b)	10,115	10,181,472
5.78%, 04/03/54(a)(b)	9,941	10,000,643
WRKCo Inc., 4.90%, 03/15/29(a)	7,673	7,643,857
		54,375,120
Pharmaceuticals — 7.3%
AbbVie Inc.
3.20%, 11/21/29	43,636	40,785,020
4.05%, 11/21/39	34,862	30,623,541
4.25%, 11/14/28(a)	10,262	10,166,618
4.25%, 11/21/49(a)	46,320	39,356,895
4.30%, 05/14/36	7,241	6,754,716
4.40%, 11/06/42	23,852	21,287,464
4.45%, 05/14/46	18,644	16,475,824
4.50%, 05/14/35	16,818	16,059,638
4.55%, 03/15/35	13,429	12,921,294
4.70%, 05/14/45	23,944	21,962,179
4.75%, 03/15/45	9,042	8,346,244
4.80%, 03/15/29	16,551	16,672,547
4.85%, 06/15/44	11,354	10,658,889
4.88%, 11/14/48(a)	15,873	14,841,912
4.95%, 03/15/31	13,222	13,347,527
5.05%, 03/15/34(a)	20,676	20,822,909
5.35%, 03/15/44	5,829	5,843,584
5.40%, 03/15/54	24,308	24,487,252
5.50%, 03/15/64	11,449	11,529,912
Astrazeneca Finance LLC
1.75%, 05/28/28	13,986	12,730,147
2.25%, 05/28/31(a)	8,932	7,691,955
4.85%, 02/26/29	15,350	15,486,842
4.88%, 03/03/28	4,030	4,069,523
4.90%, 02/26/31	10,484	10,587,129
5.00%, 02/26/34	12,014	12,080,081
AstraZeneca PLC
1.38%, 08/06/30	14,822	12,398,954
3.00%, 05/28/51(a)	3,349	2,319,662
4.00%, 01/17/29(a)	13,771	13,486,559
4.00%, 09/18/42	6,377	5,466,915
4.38%, 11/16/45	5,408	4,798,441
4.38%, 08/17/48(a)	3,749	3,315,589
6.45%, 09/15/37	23,203	26,003,843
Becton Dickinson & Co.
1.96%, 02/11/31	9,952	8,355,401
2.82%, 05/20/30(a)	9,715	8,738,921
4.67%, 06/06/47	11,719	10,316,686
4.69%, 02/13/28(a)	1,908	1,906,964
4.69%, 12/15/44(a)	7,619	6,802,732
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	$12,343	$10,280,711
2.35%, 11/13/40(a)	10,721	7,339,245
2.55%, 11/13/50	14,734	8,924,404
2.95%, 03/15/32(a)	13,055	11,521,062
3.40%, 07/26/29(a)	13,504	12,820,361
3.55%, 03/15/42	13,256	10,614,261
3.70%, 03/15/52(a)	16,048	12,132,304
3.90%, 02/20/28	3,412	3,349,386
3.90%, 03/15/62	6,360	4,757,965
4.13%, 06/15/39	11,133	9,828,281
4.25%, 10/26/49	31,894	26,655,152
4.35%, 11/15/47	11,411	9,665,078
4.55%, 02/20/48	13,326	11,768,669
4.90%, 02/22/29(a)	11,589	11,728,598
5.10%, 02/22/31(a)	9,795	9,957,945
5.20%, 02/22/34(a)	18,858	19,180,559
5.55%, 02/22/54(a)	20,505	20,775,319
5.65%, 02/22/64	14,845	14,882,265
5.75%, 02/01/31(a)	9,229	9,664,055
5.90%, 11/15/33(a)	6,635	7,092,201
6.25%, 11/15/53(a)	11,425	12,581,322
6.40%, 11/15/63	9,725	10,870,008
Cencora Inc., 2.70%, 03/15/31(a)	12,460	10,896,771
CVS Health Corp.
1.75%, 08/21/30	11,383	9,378,193
1.88%, 02/28/31(a)	9,698	7,884,289
2.13%, 09/15/31(a)	9,619	7,807,836
2.70%, 08/21/40	12,122	8,100,388
3.25%, 08/15/29	12,797	11,757,623
3.75%, 04/01/30	13,156	12,200,748
4.13%, 04/01/40	10,741	8,672,039
4.25%, 04/01/50	7,171	5,475,241
4.30%, 03/25/28	35,551	34,616,172
4.78%, 03/25/38	35,737	31,886,510
5.00%, 01/30/29	9,007	8,975,279
5.05%, 03/25/48(a)	61,867	53,401,299
5.13%, 02/21/30	11,759	11,682,294
5.13%, 07/20/45(a)	26,321	23,062,031
5.25%, 01/30/31(a)	4,116	4,090,815
5.25%, 02/21/33	13,823	13,574,110
5.30%, 06/01/33(a)	9,844	9,662,825
5.30%, 12/05/43(a)	7,998	7,247,047
5.40%, 06/01/29(a)	5,276	5,322,242
5.55%, 06/01/31	8,165	8,223,235
5.63%, 02/21/53(a)	10,457	9,700,180
5.70%, 06/01/34(a)	9,183	9,215,244
5.88%, 06/01/53(a)	9,024	8,684,928
6.00%, 06/01/44(a)	6,748	6,603,963
6.00%, 06/01/63	5,611	5,420,982
6.05%, 06/01/54(a)	8,180	8,081,549
Eli Lilly & Co.
2.25%, 05/15/50(a)	2,714	1,607,623
2.50%, 09/15/60	5,024	2,835,830
3.38%, 03/15/29	9,116	8,724,573
3.95%, 03/15/49(a)	6,285	5,199,484
4.20%, 08/14/29	10,249	10,104,774
4.50%, 02/09/29(a)	7,305	7,309,609
4.60%, 08/14/34	13,236	12,917,719
4.70%, 02/27/33(a)	8,699	8,652,724
4.70%, 02/09/34	11,955	11,787,864

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 02/27/53(a)	$8,941	$8,460,275
4.95%, 02/27/63	7,247	6,857,181
5.00%, 02/09/54(a)	10,613	10,238,980
5.05%, 08/14/54	8,629	8,370,126
5.10%, 02/09/64	12,765	12,259,546
5.20%, 08/14/64	9,793	9,551,610
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10,687	10,468,903
6.38%, 05/15/38(a)	20,861	23,184,586
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	8,688	8,262,587
Johnson & Johnson
1.30%, 09/01/30(a)	19,886	16,750,648
2.10%, 09/01/40(a)	5,248	3,601,291
2.25%, 09/01/50(a)	7,270	4,435,135
2.45%, 09/01/60(a)	6,709	3,895,877
2.90%, 01/15/28(a)	1,257	1,205,745
3.40%, 01/15/38(a)	12,337	10,548,501
3.50%, 01/15/48(a)	1,502	1,188,118
3.55%, 03/01/36	5,174	4,610,134
3.63%, 03/03/37	12,592	11,133,166
3.70%, 03/01/46	12,661	10,402,211
3.75%, 03/03/47	5,242	4,305,560
4.38%, 12/05/33(a)	5,976	5,933,533
4.80%, 06/01/29(a)	8,600	8,736,779
4.90%, 06/01/31	11,637	11,814,904
4.95%, 06/01/34(a)	7,698	7,854,226
5.25%, 06/01/54(a)	5,583	5,738,915
5.95%, 08/15/37(a)	10,354	11,404,044
Merck & Co. Inc.
1.45%, 06/24/30	15,354	12,934,159
1.90%, 12/10/28(a)	12,303	11,139,981
2.15%, 12/10/31	18,772	15,968,246
2.35%, 06/24/40	8,965	6,225,211
2.45%, 06/24/50	11,036	6,683,367
2.75%, 12/10/51(a)	16,830	10,680,527
2.90%, 12/10/61	11,269	6,821,300
3.40%, 03/07/29	19,463	18,614,838
3.70%, 02/10/45	16,425	13,074,087
3.90%, 03/07/39	4,711	4,091,848
4.00%, 03/07/49	13,026	10,677,007
4.15%, 05/18/43	7,169	6,209,310
4.30%, 05/17/30(a)	8,428	8,309,483
4.50%, 05/17/33(a)	13,804	13,540,117
4.90%, 05/17/44(a)	7,607	7,274,089
5.00%, 05/17/53(a)	11,994	11,390,300
5.15%, 05/17/63	4,899	4,723,556
Mylan Inc.
4.55%, 04/15/28(a)	4,098	4,020,756
5.20%, 04/15/48(a)	6,155	5,153,922
Novartis Capital Corp.
2.20%, 08/14/30(a)	19,559	17,219,131
2.75%, 08/14/50(a)	7,123	4,741,517
3.80%, 09/18/29	9,289	8,992,117
4.00%, 09/18/31(a)	9,178	8,817,384
4.00%, 11/20/45	5,997	5,092,496
4.20%, 09/18/34	12,442	11,795,195
4.40%, 05/06/44	13,947	12,612,661
4.70%, 09/18/54	6,375	5,893,561
Pfizer Inc.
1.70%, 05/28/30(a)	8,653	7,426,336
Security	Par (000)	Value
Pharmaceuticals (continued)
1.75%, 08/18/31(a)	$8,416	$6,993,382
2.55%, 05/28/40	10,281	7,339,539
2.63%, 04/01/30	11,024	9,962,772
2.70%, 05/28/50(a)	13,618	8,849,106
3.45%, 03/15/29(a)	10,345	9,909,229
3.60%, 09/15/28(a)	1,713	1,664,085
3.90%, 03/15/39(a)	6,889	5,987,540
4.00%, 12/15/36(a)	7,382	6,725,388
4.00%, 03/15/49(a)	10,630	8,762,594
4.13%, 12/15/46	11,196	9,363,897
4.20%, 09/15/48(a)	9,952	8,424,480
4.30%, 06/15/43(a)	5,377	4,728,780
4.40%, 05/15/44(a)	6,923	6,234,472
7.20%, 03/15/39	19,630	23,371,959
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	26,778	26,664,625
4.65%, 05/19/30	24,322	24,277,856
4.75%, 05/19/33	39,842	39,192,006
5.11%, 05/19/43(a)	25,005	24,214,412
5.30%, 05/19/53	46,473	45,413,643
5.34%, 05/19/63	30,726	29,555,167
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	27,090	23,532,213
3.03%, 07/09/40	9,210	6,895,209
3.18%, 07/09/50(a)	15,490	10,577,202
3.38%, 07/09/60(a)	5,517	3,678,092
5.00%, 11/26/28(a)	19,414	19,581,275
5.30%, 07/05/34	10,959	11,086,038
5.65%, 07/05/44(a)	6,109	6,211,093
Utah Acquisition Sub Inc., 5.25%, 06/15/46	8,992	7,600,395
Viatris Inc.
2.70%, 06/22/30(a)	13,170	11,415,103
3.85%, 06/22/40(a)	13,674	10,244,420
4.00%, 06/22/50	17,356	11,981,675
Wyeth LLC
5.95%, 04/01/37	16,584	17,644,948
6.50%, 02/01/34(a)	3,964	4,403,809
Zoetis Inc.
2.00%, 05/15/30	11,409	9,845,277
4.70%, 02/01/43	4,992	4,535,536
5.60%, 11/16/32(a)	5,402	5,611,540
		2,130,467,333
Pipelines — 4.0%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	7,464	7,022,517
Cheniere Energy Inc.
4.63%, 10/15/28(a)	8,806	8,626,446
5.65%, 04/15/34(a)	13,365	13,440,975
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	9,968	8,674,798
4.00%, 03/01/31	9,321	8,627,526
4.50%, 10/01/29	10,231	9,863,714
5.75%, 08/15/34(b)	11,156	11,282,354
5.95%, 06/30/33(a)	10,939	11,242,928
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	2,891	2,826,812
Enbridge Inc.
2.50%, 08/01/33(a)	6,509	5,304,333
3.13%, 11/15/29(a)	8,477	7,820,396
3.40%, 08/01/51	5,702	3,918,232
5.30%, 04/05/29(a)	6,873	6,974,196

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.50%, 12/01/46	$5,792	$5,593,937
5.63%, 04/05/34	10,145	10,313,893
5.70%, 03/08/33(a)	20,118	20,616,691
5.95%, 04/05/54(a)	5,696	5,834,433
6.00%, 11/15/28(a)	7,012	7,312,443
6.20%, 11/15/30(a)	5,798	6,142,176
6.70%, 11/15/53(a)	9,219	10,296,806
Energy Transfer LP
3.75%, 05/15/30	9,671	9,011,308
4.95%, 05/15/28(a)	5,915	5,925,219
4.95%, 06/15/28	5,215	5,224,144
5.00%, 05/15/50(a)	16,426	14,221,591
5.15%, 03/15/45	10,240	9,155,320
5.25%, 04/15/29(a)	11,157	11,252,871
5.25%, 07/01/29(a)	5,312	5,363,625
5.30%, 04/15/47	6,676	6,003,061
5.35%, 05/15/45	7,696	7,048,554
5.40%, 10/01/47	13,244	12,091,689
5.55%, 02/15/28(a)	2,824	2,884,355
5.55%, 05/15/34	9,158	9,203,390
5.60%, 09/01/34(a)	10,885	10,950,477
5.75%, 02/15/33	9,292	9,477,268
5.95%, 05/15/54(a)	14,356	14,156,819
6.00%, 06/15/48	9,164	9,047,745
6.05%, 09/01/54	10,315	10,299,560
6.13%, 12/15/45	9,289	9,300,824
6.25%, 04/15/49(a)	15,350	15,574,079
6.40%, 12/01/30(a)	8,239	8,738,439
6.50%, 02/01/42	8,404	8,832,683
6.55%, 12/01/33	12,122	13,004,559
Enterprise Products Operating LLC
2.80%, 01/31/30	9,769	8,862,280
3.13%, 07/31/29	5,692	5,309,858
3.20%, 02/15/52	7,558	5,113,213
3.30%, 02/15/53(a)	8,713	5,959,999
3.70%, 01/31/51	8,724	6,515,942
3.95%, 01/31/60(a)	6,996	5,245,825
4.15%, 10/16/28	6,184	6,059,778
4.20%, 01/31/50	10,248	8,364,301
4.25%, 02/15/48(a)	12,987	10,792,422
4.45%, 02/15/43	10,465	9,152,983
4.80%, 02/01/49(a)	10,193	9,141,217
4.85%, 01/31/34(a)	6,430	6,306,379
4.85%, 08/15/42	7,028	6,492,941
4.85%, 03/15/44(a)	12,560	11,510,825
4.90%, 05/15/46	8,750	8,016,882
4.95%, 02/15/35(a)	10,181	10,046,620
5.10%, 02/15/45(a)	9,844	9,282,898
5.35%, 01/31/33(a)	6,208	6,340,074
5.55%, 02/16/55	11,546	11,428,883
5.95%, 02/01/41	6,253	6,533,442
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	6,682	6,307,879
6.95%, 01/15/38(a)	8,776	9,622,809
Kinder Morgan Inc.
2.00%, 02/15/31(a)	4,446	3,740,896
3.60%, 02/15/51(a)	8,556	5,943,598
4.30%, 03/01/28	4,524	4,455,776
4.80%, 02/01/33	7,917	7,607,059
5.00%, 02/01/29	8,588	8,588,970
5.05%, 02/15/46	8,399	7,461,707
Security	Par (000)	Value
Pipelines (continued)
5.20%, 06/01/33(a)	$11,033	$10,846,086
5.20%, 03/01/48	7,924	7,140,013
5.30%, 12/01/34	8,411	8,291,634
5.40%, 02/01/34	8,619	8,582,658
5.45%, 08/01/52(a)	5,828	5,450,321
5.55%, 06/01/45	15,862	15,034,928
5.95%, 08/01/54(a)	5,868	5,863,591
7.75%, 01/15/32	4,999	5,719,218
MPLX LP
2.65%, 08/15/30	13,534	11,903,482
4.00%, 03/15/28	5,705	5,552,343
4.50%, 04/15/38(a)	13,965	12,361,878
4.70%, 04/15/48	15,217	12,760,742
4.80%, 02/15/29(a)	3,707	3,685,950
4.95%, 09/01/32(a)	7,354	7,177,456
4.95%, 03/14/52	12,769	11,005,084
5.00%, 03/01/33(a)	7,755	7,538,417
5.20%, 03/01/47(a)	5,840	5,271,253
5.50%, 06/01/34	12,717	12,702,574
5.50%, 02/15/49	10,017	9,370,050
ONEOK Inc.
3.10%, 03/15/30	5,114	4,650,018
3.95%, 03/01/50	5,430	3,998,192
4.55%, 07/15/28	1,607	1,588,266
4.75%, 10/15/31(a)	7,363	7,185,064
5.05%, 11/01/34	7,999	7,781,770
5.20%, 07/15/48(a)	6,488	5,825,321
5.65%, 11/01/28(a)	2,508	2,574,289
5.70%, 11/01/54(a)	11,866	11,526,567
5.85%, 11/01/64	6,290	6,084,881
6.05%, 09/01/33	8,479	8,831,816
6.10%, 11/15/32	6,090	6,402,725
6.63%, 09/01/53(a)	14,210	15,300,957
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,741	3,480,809
3.80%, 09/15/30	6,908	6,440,230
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	4,494	4,405,036
4.50%, 05/15/30(a)	15,807	15,375,910
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(b)	16,265	15,994,450
5.58%, 10/01/34(b)	14,626	14,441,674
Targa Resources Corp.
4.20%, 02/01/33	4,779	4,390,662
4.95%, 04/15/52	3,399	2,947,608
5.50%, 02/15/35	11,394	11,356,064
6.13%, 03/15/33(a)	8,469	8,840,942
6.15%, 03/01/29(a)	8,615	8,993,967
6.50%, 03/30/34	10,202	10,934,477
6.50%, 02/15/53(a)	4,573	4,903,779
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32(a)	9,269	8,494,744
4.88%, 02/01/31	6,812	6,616,062
5.50%, 03/01/30(a)	8,036	8,068,544
TransCanada PipeLines Ltd.
4.10%, 04/15/30	8,834	8,444,133
4.25%, 05/15/28(a)	10,572	10,367,644
4.63%, 03/01/34	8,148	7,700,939
5.10%, 03/15/49(a)	4,184	3,964,119

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.10%, 06/01/40(a)	$4,884	$5,058,291
6.20%, 10/15/37	8,654	9,063,389
7.63%, 01/15/39	10,465	12,327,473
Western Midstream Operating LP
4.05%, 02/01/30	8,834	8,302,222
5.25%, 02/01/50	7,274	6,339,263
5.45%, 11/15/34	10,709	10,444,035
6.15%, 04/01/33	10,149	10,504,744
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	12,579	10,893,161
3.50%, 11/15/30	7,117	6,560,464
4.65%, 08/15/32(a)	6,450	6,227,512
4.85%, 03/01/48	3,418	3,007,992
4.90%, 03/15/29(a)	11,361	11,333,994
5.10%, 09/15/45	5,999	5,502,876
5.15%, 03/15/34	9,751	9,602,166
5.30%, 08/15/28(a)	5,589	5,676,453
5.30%, 08/15/52(a)	5,611	5,266,628
5.65%, 03/15/33	6,221	6,363,166
5.80%, 11/15/54(a)	8,717	8,755,679
6.30%, 04/15/40	8,219	8,689,639
		1,152,797,126
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34(a)	6,996	7,302,831
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	3,884	3,016,483
2.00%, 05/18/32	8,756	7,047,976
2.95%, 03/15/34	10,212	8,549,621
3.00%, 05/18/51(a)	8,818	5,627,303
3.38%, 08/15/31(a)	7,368	6,674,085
3.55%, 03/15/52(a)	10,292	7,256,478
American Tower Corp.
1.88%, 10/15/30	13,227	11,102,065
2.10%, 06/15/30	11,483	9,854,407
2.90%, 01/15/30(a)	11,762	10,643,889
2.95%, 01/15/51(a)	2,776	1,782,317
3.10%, 06/15/50(a)	2,521	1,676,146
3.80%, 08/15/29(a)	17,639	16,766,018
5.55%, 07/15/33	6,880	7,003,796
5.65%, 03/15/33(a)	6,764	6,929,466
5.80%, 11/15/28	5,000	5,159,789
5.90%, 11/15/33	6,242	6,508,379
Boston Properties LP
2.45%, 10/01/33(a)	5,806	4,512,754
2.55%, 04/01/32	10,452	8,531,490
3.25%, 01/30/31(a)	11,554	10,160,622
3.40%, 06/21/29(a)	12,701	11,669,434
4.50%, 12/01/28	9,968	9,680,772
5.75%, 01/15/35(a)	8,111	8,027,565
6.50%, 01/15/34(a)	5,758	6,084,107
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	9,835	9,315,289
4.13%, 05/15/29	5,820	5,592,604
Crown Castle Inc.
2.10%, 04/01/31	10,014	8,332,082
2.25%, 01/15/31	15,348	12,976,257
2.50%, 07/15/31	9,253	7,837,377
2.90%, 04/01/41	3,170	2,259,787
3.25%, 01/15/51(a)	6,034	4,105,663
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.30%, 07/01/30	$9,172	$8,347,185
3.80%, 02/15/28(a)	8,087	7,806,334
5.10%, 05/01/33	3,315	3,261,106
5.60%, 06/01/29(a)	11,169	11,447,023
5.80%, 03/01/34	5,937	6,104,263
Digital Realty Trust LP, 3.60%, 07/01/29(a)	6,061	5,747,342
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	8,370	8,504,623
Equinix Inc.
2.15%, 07/15/30	8,344	7,199,081
2.50%, 05/15/31	9,664	8,334,450
3.20%, 11/18/29	7,979	7,362,045
3.90%, 04/15/32(a)	11,735	10,936,490
ERP Operating LP, 4.50%, 07/01/44	6,816	5,984,873
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	6,363	5,485,979
5.30%, 01/15/29	2,410	2,405,890
5.63%, 09/15/34	5,810	5,734,285
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	7,398	6,039,050
Healthpeak OP LLC
3.00%, 01/15/30(a)	10,270	9,373,859
5.25%, 12/15/32(a)	2,505	2,523,686
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	9,512	8,607,344
Prologis LP
1.25%, 10/15/30(a)	8,589	7,060,770
2.25%, 04/15/30	11,404	10,032,867
4.75%, 06/15/33(a)	3,572	3,505,808
4.88%, 06/15/28(a)	4,700	4,738,647
5.00%, 03/15/34	7,892	7,824,295
5.13%, 01/15/34(a)	7,546	7,554,292
5.25%, 06/15/53(a)	11,947	11,546,341
5.25%, 03/15/54	9,185	8,853,405
Public Storage Operating Co., 5.35%, 08/01/53	9,886	9,729,789
Realty Income Corp.
3.25%, 01/15/31	10,049	9,162,819
5.13%, 02/15/34	6,902	6,844,683
5.63%, 10/13/32(a)	2,273	2,352,577
Simon Property Group LP
1.75%, 02/01/28	1,832	1,678,242
2.45%, 09/13/29(a)	10,823	9,752,943
2.65%, 07/15/30(a)	9,654	8,604,576
3.25%, 09/13/49(a)	14,808	10,321,306
3.80%, 07/15/50(a)	7,519	5,738,910
4.75%, 09/26/34	7,178	6,888,719
Ventas Realty LP, 4.40%, 01/15/29	5,305	5,187,629
VICI Properties LP
4.75%, 02/15/28	2,026	2,007,695
4.95%, 02/15/30(a)	10,646	10,470,451
5.13%, 05/15/32	12,448	12,182,733
5.63%, 05/15/52(a)	3,191	3,002,903
Welltower OP LLC
2.80%, 06/01/31	5,634	4,968,621
3.10%, 01/15/30(a)	10,572	9,702,988
4.25%, 04/15/28(a)	4,467	4,393,937
Weyerhaeuser Co.
4.00%, 11/15/29(a)	6,828	6,546,846
4.00%, 04/15/30	10,148	9,717,548
		556,261,269

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30(a)	$12,742	$12,200,489
4.75%, 08/01/32	4,086	3,982,721
Costco Wholesale Corp.
1.60%, 04/20/30	16,072	13,757,659
1.75%, 04/20/32(a)	5,601	4,586,777
Dollar General Corp.
3.50%, 04/03/30	9,321	8,578,113
5.45%, 07/05/33(a)	6,375	6,308,906
Dollar Tree Inc.
2.65%, 12/01/31	6,184	5,157,969
4.20%, 05/15/28(a)	7,866	7,632,217
Home Depot Inc. (The)
1.38%, 03/15/31(a)	12,260	10,024,008
1.50%, 09/15/28	6,242	5,583,136
1.88%, 09/15/31(a)	9,932	8,296,805
2.38%, 03/15/51	11,582	6,801,185
2.70%, 04/15/30	14,003	12,689,421
2.75%, 09/15/51(a)	9,555	6,095,287
2.95%, 06/15/29(a)	9,957	9,290,686
3.13%, 12/15/49	11,760	8,176,831
3.25%, 04/15/32	9,081	8,205,120
3.30%, 04/15/40	12,508	9,950,432
3.35%, 04/15/50	13,492	9,781,287
3.50%, 09/15/56	1,870	1,356,177
3.63%, 04/15/52(a)	11,748	8,888,070
3.90%, 12/06/28(a)	4,685	4,585,280
3.90%, 06/15/47	10,710	8,664,159
4.20%, 04/01/43	9,174	7,919,584
4.25%, 04/01/46	13,598	11,678,398
4.40%, 03/15/45	9,426	8,329,806
4.50%, 09/15/32	10,376	10,224,019
4.50%, 12/06/48	11,863	10,497,615
4.75%, 06/25/29(a)	7,044	7,095,045
4.85%, 06/25/31(a)	11,033	11,087,827
4.88%, 02/15/44	9,125	8,569,021
4.90%, 04/15/29	4,241	4,299,390
4.95%, 06/25/34(a)	14,028	14,028,665
4.95%, 09/15/52(a)	9,915	9,335,631
5.30%, 06/25/54	11,664	11,601,328
5.88%, 12/16/36	20,576	22,038,087
5.95%, 04/01/41(a)	9,190	9,859,581
Lowe's Companies Inc.
1.30%, 04/15/28(a)	7,414	6,620,257
1.70%, 09/15/28	9,549	8,553,984
1.70%, 10/15/30(a)	10,738	8,999,156
2.63%, 04/01/31(a)	12,546	10,980,608
2.80%, 09/15/41(a)	11,720	8,226,614
3.00%, 10/15/50(a)	15,312	9,902,385
3.65%, 04/05/29	12,709	12,137,169
3.70%, 04/15/46	16,273	12,346,026
3.75%, 04/01/32(a)	12,791	11,840,656
4.05%, 05/03/47	12,575	9,999,466
4.25%, 04/01/52(a)	15,223	12,268,689
4.45%, 04/01/62	7,557	6,038,508
4.50%, 04/15/30(a)	11,177	11,019,759
5.00%, 04/15/33(a)	10,627	10,602,199
5.15%, 07/01/33(a)	4,479	4,531,203
5.63%, 04/15/53(a)	13,163	13,009,618
5.80%, 09/15/62	6,892	6,888,219
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
2.13%, 03/01/30	$9,600	$8,405,993
2.63%, 09/01/29(a)	2,120	1,935,421
3.60%, 07/01/30	7,726	7,285,905
3.63%, 09/01/49	15,787	11,756,555
3.80%, 04/01/28(a)	1,575	1,534,318
4.20%, 04/01/50	10,231	8,372,730
4.45%, 03/01/47	7,026	6,059,671
4.45%, 09/01/48(a)	10,311	8,843,107
4.60%, 09/09/32	5,129	5,039,057
4.70%, 12/09/35(a)	5,885	5,700,180
4.88%, 12/09/45	12,346	11,345,385
5.15%, 09/09/52	7,825	7,399,801
5.45%, 08/14/53	6,813	6,737,149
6.30%, 10/15/37	7,559	8,236,940
6.30%, 03/01/38	5,096	5,571,311
O'Reilly Automotive Inc., 4.70%, 06/15/32	6,816	6,662,187
Starbucks Corp.
2.25%, 03/12/30	12,600	11,093,010
2.55%, 11/15/30(a)	16,335	14,382,214
3.00%, 02/14/32	6,236	5,511,581
3.50%, 11/15/50(a)	11,459	8,260,984
3.55%, 08/15/29(a)	10,166	9,681,384
4.00%, 11/15/28(a)	5,607	5,481,062
4.45%, 08/15/49(a)	5,692	4,822,669
4.50%, 11/15/48(a)	6,880	5,890,049
Target Corp.
2.35%, 02/15/30(a)	9,701	8,675,042
2.95%, 01/15/52(a)	8,372	5,593,348
3.38%, 04/15/29(a)	6,638	6,340,279
4.00%, 07/01/42	6,579	5,649,391
4.50%, 09/15/32(a)	9,870	9,682,371
4.50%, 09/15/34(a)	7,084	6,854,887
4.80%, 01/15/53(a)	8,397	7,829,773
Walmart Inc.
2.50%, 09/22/41(a)	10,805	7,673,512
2.65%, 09/22/51(a)	11,637	7,461,333
3.70%, 06/26/28(a)	5,410	5,302,200
3.90%, 04/15/28(a)	2,238	2,206,632
4.05%, 06/29/48	14,152	12,136,045
4.10%, 04/15/33(a)	11,761	11,349,399
4.15%, 09/09/32(a)	8,942	8,747,349
4.50%, 09/09/52	8,168	7,428,347
4.50%, 04/15/53(a)	12,266	11,171,737
5.25%, 09/01/35(a)	12,041	12,543,142
6.20%, 04/15/38(a)	5,174	5,815,763
6.50%, 08/15/37	5,772	6,672,935
		816,263,396
Semiconductors — 3.1%
Analog Devices Inc.
1.70%, 10/01/28	6,751	6,070,467
2.10%, 10/01/31	9,834	8,331,289
2.80%, 10/01/41(a)	4,423	3,192,042
2.95%, 10/01/51(a)	7,203	4,795,757
Applied Materials Inc.
1.75%, 06/01/30	8,117	6,965,013
2.75%, 06/01/50	5,844	3,821,953
4.35%, 04/01/47	4,977	4,342,321
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	1,673	1,611,241

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28(b)	$2,636	$2,415,552
2.45%, 02/15/31(a)(b)	22,560	19,479,184
2.60%, 02/15/33(b)	14,222	11,808,064
3.14%, 11/15/35(b)	25,746	21,163,052
3.19%, 11/15/36(b)	19,422	15,785,477
3.42%, 04/15/33(b)	20,978	18,479,973
3.47%, 04/15/34(b)	27,631	24,104,312
3.50%, 02/15/41(b)	20,470	16,112,713
3.75%, 02/15/51(a)(b)	13,627	10,301,742
4.00%, 04/15/29(b)	9,680	9,346,350
4.11%, 09/15/28(a)	13,074	12,762,932
4.15%, 11/15/30	13,853	13,286,628
4.15%, 04/15/32(a)(b)	5,494	5,182,041
4.30%, 11/15/32(a)	13,427	12,776,913
4.35%, 02/15/30	10,341	10,061,324
4.75%, 04/15/29(a)	15,796	15,746,574
4.80%, 10/15/34	15,138	14,627,539
4.93%, 05/15/37(b)	18,718	17,940,862
5.05%, 07/12/29	19,291	19,435,609
5.15%, 11/15/31(a)	13,164	13,272,922
Series ., 4.55%, 02/15/32	9,547	9,230,993
Intel Corp.
1.60%, 08/12/28	6,255	5,514,325
2.00%, 08/12/31	8,479	6,889,938
2.45%, 11/15/29(a)	15,027	13,220,613
2.80%, 08/12/41(a)	6,160	4,063,793
3.05%, 08/12/51	10,602	6,428,244
3.10%, 02/15/60	7,653	4,380,420
3.20%, 08/12/61	5,030	2,911,886
3.25%, 11/15/49	14,720	9,386,142
3.73%, 12/08/47	14,651	10,184,952
3.90%, 03/25/30	12,698	11,910,460
4.00%, 08/05/29	6,584	6,284,624
4.00%, 12/15/32(a)	5,930	5,398,363
4.10%, 05/19/46(a)	9,710	7,256,394
4.10%, 05/11/47(a)	7,526	5,602,299
4.15%, 08/05/32	8,974	8,299,506
4.60%, 03/25/40	5,949	5,090,477
4.75%, 03/25/50(a)	17,057	13,952,942
4.80%, 10/01/41	6,430	5,563,610
4.88%, 02/10/28	9,957	9,910,256
4.90%, 07/29/45(a)	6,933	5,852,095
4.90%, 08/05/52(a)	13,635	11,280,570
4.95%, 03/25/60(a)	7,291	5,996,438
5.05%, 08/05/62(a)	7,091	5,907,020
5.13%, 02/10/30	8,030	8,008,651
5.15%, 02/21/34(a)	6,497	6,341,917
5.20%, 02/10/33(a)	17,930	17,637,637
5.60%, 02/21/54(a)	8,908	8,255,322
5.63%, 02/10/43(a)	8,429	8,038,384
5.70%, 02/10/53(a)	15,013	14,052,422
5.90%, 02/10/63(a)	8,099	7,698,049
KLA Corp.
3.30%, 03/01/50	6,338	4,521,338
4.10%, 03/15/29(a)	5,240	5,139,766
4.65%, 07/15/32	9,530	9,448,090
4.95%, 07/15/52(a)	10,933	10,258,178
5.25%, 07/15/62(a)	4,474	4,336,805
Lam Research Corp.
1.90%, 06/15/30	8,754	7,534,726
Security	Par (000)	Value
Semiconductors (continued)
2.88%, 06/15/50(a)	$4,326	$2,858,768
4.00%, 03/15/29(a)	9,339	9,140,136
4.88%, 03/15/49	5,939	5,564,714
Marvell Technology Inc.
2.45%, 04/15/28(a)	2,955	2,723,207
2.95%, 04/15/31	6,852	6,056,612
Micron Technology Inc.
2.70%, 04/15/32	10,185	8,613,453
4.66%, 02/15/30(a)	8,453	8,291,811
5.30%, 01/15/31	8,575	8,632,052
5.88%, 02/09/33	5,595	5,800,836
5.88%, 09/15/33	6,572	6,802,749
6.75%, 11/01/29	8,705	9,337,630
NVIDIA Corp.
1.55%, 06/15/28	9,566	8,690,236
2.00%, 06/15/31(a)	11,100	9,546,364
2.85%, 04/01/30(a)	14,192	13,061,401
3.50%, 04/01/40	3,226	2,725,158
3.50%, 04/01/50(a)	16,916	13,178,933
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	8,598	7,348,257
2.65%, 02/15/32	8,727	7,377,616
3.25%, 05/11/41	3,761	2,818,291
3.40%, 05/01/30	10,618	9,775,157
4.30%, 06/18/29(a)	7,060	6,865,597
5.00%, 01/15/33	9,442	9,273,826
Qualcomm Inc.
1.30%, 05/20/28	10,019	8,967,505
1.65%, 05/20/32	14,549	11,659,772
2.15%, 05/20/30(a)	14,338	12,603,590
3.25%, 05/20/50(a)	4,144	2,931,176
4.30%, 05/20/47	14,206	12,059,022
4.50%, 05/20/52(a)	10,569	9,213,550
4.65%, 05/20/35(a)	7,475	7,313,540
4.80%, 05/20/45(a)	9,466	8,758,522
6.00%, 05/20/53	8,246	8,864,786
Texas Instruments Inc.
1.75%, 05/04/30	8,189	7,031,639
2.25%, 09/04/29	7,763	6,998,091
3.88%, 03/15/39	6,637	5,866,096
4.15%, 05/15/48(a)	10,386	8,809,485
4.90%, 03/14/33	8,444	8,536,663
5.05%, 05/18/63(a)	11,801	11,119,858
5.15%, 02/08/54	6,141	6,004,877
		916,228,467
Software — 3.3%
Adobe Inc.
2.30%, 02/01/30	14,958	13,374,636
4.80%, 04/04/29(a)	5,999	6,074,029
4.95%, 04/04/34	8,649	8,705,285
Autodesk Inc., 2.40%, 12/15/31	8,630	7,337,486
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	10,345	8,928,564
2.90%, 12/01/29	5,197	4,725,550
Cadence Design Systems Inc.
4.30%, 09/10/29	7,330	7,191,950
4.70%, 09/10/34	6,958	6,787,588
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	3,939	3,563,155
2.25%, 03/01/31(a)	7,496	6,427,274
3.10%, 03/01/41(a)	5,987	4,437,770

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.10%, 07/15/32(a)	$4,650	$4,682,318
Fiserv Inc.
2.65%, 06/01/30	13,974	12,421,772
3.50%, 07/01/29	28,505	26,933,097
4.20%, 10/01/28(a)	11,256	11,025,823
4.40%, 07/01/49(a)	9,085	7,683,905
4.75%, 03/15/30(a)	12,923	12,844,131
5.15%, 08/12/34	8,689	8,617,592
5.45%, 03/02/28	2,069	2,111,151
5.45%, 03/15/34	8,445	8,563,942
5.60%, 03/02/33	8,473	8,707,652
5.63%, 08/21/33(a)	12,382	12,738,312
Intuit Inc.
5.13%, 09/15/28	5,276	5,389,585
5.20%, 09/15/33	12,007	12,231,389
5.50%, 09/15/53(a)	8,271	8,430,068
Microsoft Corp.
2.50%, 09/15/50	12,164	7,733,983
2.53%, 06/01/50(a)	49,593	31,772,291
2.68%, 06/01/60	28,913	17,561,765
2.92%, 03/17/52	50,724	35,019,921
3.04%, 03/17/62	14,193	9,467,124
3.45%, 08/08/36(a)	15,410	13,659,874
3.50%, 02/12/35(a)	10,078	9,252,991
3.70%, 08/08/46	16,372	13,618,847
4.10%, 02/06/37	4,685	4,431,545
4.25%, 02/06/47(a)	10,110	9,454,468
4.45%, 11/03/45(a)	10,098	9,520,247
4.50%, 02/06/57(a)	5,165	4,849,545
Oracle Corp.
2.30%, 03/25/28(a)	14,081	13,026,668
2.88%, 03/25/31	29,871	26,456,658
2.95%, 04/01/30	27,242	24,723,254
3.60%, 04/01/40	23,096	18,365,025
3.60%, 04/01/50(a)	36,121	26,045,527
3.65%, 03/25/41	16,767	13,266,372
3.80%, 11/15/37	13,562	11,485,199
3.85%, 07/15/36	7,603	6,576,476
3.85%, 04/01/60	25,800	18,355,624
3.90%, 05/15/35	10,354	9,194,380
3.95%, 03/25/51(a)	25,122	19,165,508
4.00%, 07/15/46	22,718	17,873,250
4.00%, 11/15/47	17,718	13,813,961
4.10%, 03/25/61(a)	9,885	7,352,503
4.13%, 05/15/45	15,032	12,081,337
4.20%, 09/27/29	17,758	17,299,805
4.30%, 07/08/34	13,638	12,718,036
4.38%, 05/15/55	8,772	7,093,795
4.50%, 05/06/28(a)	2,767	2,752,686
4.50%, 07/08/44	7,434	6,375,915
4.65%, 05/06/30(a)	4,878	4,835,859
4.70%, 09/27/34	26,275	25,222,579
4.90%, 02/06/33(a)	10,581	10,435,288
5.38%, 07/15/40(a)	17,685	17,272,165
5.38%, 09/27/54	19,245	18,324,523
5.50%, 09/27/64	20,925	19,707,355
5.55%, 02/06/53(a)	17,173	16,790,298
6.13%, 07/08/39	8,930	9,445,361
6.15%, 11/09/29(a)	8,360	8,837,341
6.25%, 11/09/32(a)	16,801	18,008,963
6.50%, 04/15/38	10,712	11,674,013
Security	Par (000)	Value
Software (continued)
6.90%, 11/09/52(a)	$19,164	$22,051,179
Roper Technologies Inc.
1.75%, 02/15/31	9,409	7,783,024
4.20%, 09/15/28(a)	4,609	4,527,710
4.90%, 10/15/34(a)	9,339	9,103,560
Salesforce Inc.
1.50%, 07/15/28(a)	8,738	7,877,765
1.95%, 07/15/31(a)	13,703	11,563,648
2.70%, 07/15/41(a)	11,570	8,355,085
2.90%, 07/15/51(a)	17,027	11,318,014
3.05%, 07/15/61(a)	8,630	5,496,400
3.70%, 04/11/28	9,554	9,345,600
Take-Two Interactive Software Inc., 4.95%, 03/28/28(a)	1,420	1,425,065
VMware LLC
1.80%, 08/15/28	5,596	5,009,097
2.20%, 08/15/31	13,801	11,513,174
4.70%, 05/15/30(a)	4,777	4,692,167
Workday Inc.
3.70%, 04/01/29	5,893	5,649,560
3.80%, 04/01/32	11,133	10,278,818
		966,842,215
Telecommunications — 6.3%
AT&T Inc.
1.65%, 02/01/28	3,248	2,951,249
2.25%, 02/01/32(a)	18,799	15,667,218
2.55%, 12/01/33	28,073	22,835,333
2.75%, 06/01/31	15,614	13,707,983
3.30%, 02/01/52(a)	10,506	7,198,143
3.50%, 06/01/41	20,717	16,241,442
3.50%, 09/15/53	59,538	41,537,751
3.55%, 09/15/55(a)	59,991	41,632,374
3.65%, 06/01/51	24,063	17,481,332
3.65%, 09/15/59(a)	53,638	36,880,523
3.80%, 12/01/57(a)	47,892	34,316,433
3.85%, 06/01/60	13,825	9,927,558
4.10%, 02/15/28	5,670	5,565,381
4.30%, 02/15/30(a)	18,652	18,152,936
4.30%, 12/15/42	11,653	9,925,168
4.35%, 03/01/29(a)	17,923	17,662,204
4.35%, 06/15/45	10,417	8,783,151
4.50%, 05/15/35	19,120	17,923,748
4.50%, 03/09/48	15,242	12,968,142
4.55%, 03/09/49	6,464	5,557,616
4.75%, 05/15/46	14,993	13,342,953
4.85%, 03/01/39	8,685	8,143,939
5.25%, 03/01/37	5,683	5,615,639
5.40%, 02/15/34(a)	19,559	19,841,966
5.65%, 02/15/47(a)	6,265	6,300,580
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	5,612	4,083,988
4.46%, 04/01/48	10,999	9,235,049
5.10%, 05/11/33(a)	18,250	18,056,698
5.55%, 02/15/54(a)	4,926	4,860,105
British Telecommunications PLC, 9.63%, 12/15/30	16,606	20,427,094
Cisco Systems Inc.
4.85%, 02/26/29	31,011	31,369,825
4.95%, 02/26/31	19,993	20,211,647
5.05%, 02/26/34	22,090	22,429,806
5.30%, 02/26/54(a)	13,605	13,709,379

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.35%, 02/26/64	$7,940	$7,979,835
5.50%, 01/15/40	14,868	15,379,211
5.90%, 02/15/39	22,004	23,686,221
Corning Inc.
4.38%, 11/15/57	6,305	5,099,915
5.45%, 11/15/79	7,350	6,890,051
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	20,447	24,052,242
Motorola Solutions Inc.
2.30%, 11/15/30	8,228	7,068,746
2.75%, 05/24/31	8,842	7,720,761
4.60%, 05/23/29(a)	4,142	4,103,885
5.40%, 04/15/34(a)	7,188	7,279,250
Orange SA
5.38%, 01/13/42(a)	6,305	6,184,514
5.50%, 02/06/44(a)	5,666	5,643,633
9.00%, 03/01/31(a)	22,148	26,776,465
Rogers Communications Inc.
3.70%, 11/15/49	6,822	4,949,330
3.80%, 03/15/32(a)	19,325	17,586,971
4.30%, 02/15/48(a)	3,150	2,538,202
4.35%, 05/01/49	12,065	9,761,808
4.50%, 03/15/42(a)	7,278	6,288,089
4.55%, 03/15/52	15,198	12,559,495
5.00%, 02/15/29(a)	14,814	14,821,043
5.00%, 03/15/44(a)	8,599	7,791,718
5.30%, 02/15/34(a)	8,704	8,619,977
Sprint Capital Corp.
6.88%, 11/15/28	24,960	26,775,670
8.75%, 03/15/32	10,966	13,266,067
Telefonica Emisiones SA
4.90%, 03/06/48	9,355	8,174,360
5.21%, 03/08/47	17,737	16,098,138
5.52%, 03/01/49(a)	8,393	7,965,273
7.05%, 06/20/36	21,486	23,967,792
Telefonica Europe BV, 8.25%, 09/15/30(a)	4,867	5,595,460
TELUS Corp.
3.40%, 05/13/32	3,337	2,977,749
4.60%, 11/16/48	5,790	4,900,295
T-Mobile USA Inc.
2.05%, 02/15/28	16,435	15,097,830
2.25%, 11/15/31	8,736	7,333,770
2.55%, 02/15/31	23,212	20,180,979
2.63%, 02/15/29	18,547	16,935,529
2.70%, 03/15/32	8,549	7,322,030
2.88%, 02/15/31	14,827	13,142,141
3.00%, 02/15/41	16,399	12,039,434
3.30%, 02/15/51	20,325	14,024,736
3.38%, 04/15/29	25,589	24,031,508
3.40%, 10/15/52(a)	19,648	13,647,699
3.50%, 04/15/31	20,807	19,102,129
3.60%, 11/15/60	13,820	9,540,723
3.88%, 04/15/30	60,829	57,721,289
4.38%, 04/15/40	12,539	11,098,539
4.50%, 04/15/50	22,036	18,625,182
4.70%, 01/15/35	10,170	9,795,282
4.75%, 02/01/28	5,222	5,205,571
4.80%, 07/15/28	13,829	13,840,839
4.85%, 01/15/29	11,551	11,552,481
4.95%, 03/15/28	10,156	10,207,079
5.05%, 07/15/33	20,881	20,753,503
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 04/15/34(a)	$10,651	$10,635,347
5.20%, 01/15/33	11,506	11,565,175
5.25%, 06/15/55	13,285	12,606,502
5.50%, 01/15/55(a)	7,798	7,660,393
5.65%, 01/15/53	12,044	12,084,671
5.75%, 01/15/34	5,165	5,371,190
5.75%, 01/15/54	8,396	8,514,806
5.80%, 09/15/62(a)	4,021	4,055,737
6.00%, 06/15/54(a)	6,724	7,054,582
Verizon Communications Inc.
1.50%, 09/18/30(a)	15,292	12,723,261
1.68%, 10/30/30	8,058	6,698,837
1.75%, 01/20/31	20,049	16,614,817
2.10%, 03/22/28(a)	14,266	13,089,650
2.36%, 03/15/32	33,042	27,538,584
2.55%, 03/21/31	31,698	27,485,742
2.65%, 11/20/40	26,352	18,401,359
2.85%, 09/03/41	14,813	10,543,725
2.88%, 11/20/50(a)	21,135	13,521,683
2.99%, 10/30/56(a)	21,879	13,505,712
3.00%, 11/20/60(a)	11,928	7,217,599
3.15%, 03/22/30	14,745	13,529,164
3.40%, 03/22/41	31,929	24,734,071
3.55%, 03/22/51(a)	35,150	25,695,887
3.70%, 03/22/61(a)	22,590	16,055,215
3.88%, 02/08/29(a)	15,492	14,974,634
3.88%, 03/01/52(a)	9,937	7,646,247
4.00%, 03/22/50	11,059	8,751,923
4.02%, 12/03/29	33,157	31,849,838
4.13%, 08/15/46	8,434	6,861,657
4.27%, 01/15/36	11,747	10,747,790
4.33%, 09/21/28(a)	28,831	28,439,317
4.40%, 11/01/34(a)	14,923	14,011,446
4.50%, 08/10/33	13,821	13,193,734
4.52%, 09/15/48	10,701	9,304,403
4.81%, 03/15/39	11,012	10,303,429
4.86%, 08/21/46(a)	18,698	17,139,157
5.01%, 08/21/54	7,174	6,601,391
5.05%, 05/09/33(a)	9,878	9,877,319
5.25%, 03/16/37	9,813	9,733,648
5.50%, 02/23/54	8,591	8,526,148
6.55%, 09/15/43(a)	7,133	7,971,744
Vodafone Group PLC
4.25%, 09/17/50	12,227	9,728,816
4.38%, 02/19/43(a)	5,641	4,912,024
4.88%, 06/19/49(a)	13,305	11,735,780
5.25%, 05/30/48(a)	8,867	8,395,484
5.75%, 06/28/54(a)	14,602	14,493,973
5.88%, 06/28/64(a)	7,281	7,154,262
6.15%, 02/27/37	12,549	13,374,453
		1,840,877,118
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	11,725	11,057,305
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,501	6,059,601
3.55%, 02/15/50	6,296	4,775,054
3.90%, 08/01/46	7,130	5,785,761
4.05%, 06/15/48	7,687	6,368,054
4.13%, 06/15/47	3,790	3,171,536

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.15%, 04/01/45	$7,938	$6,711,564
4.15%, 12/15/48	7,587	6,338,358
4.45%, 03/15/43	9,660	8,626,732
4.45%, 01/15/53(a)	7,488	6,569,053
4.55%, 09/01/44	6,707	6,013,257
4.90%, 04/01/44	8,283	7,791,763
5.20%, 04/15/54(a)	13,264	13,013,151
5.50%, 03/15/55(a)	10,687	10,922,277
5.75%, 05/01/40	5,292	5,552,591
Canadian National Railway Co.
3.85%, 08/05/32(a)	5,598	5,233,291
4.38%, 09/18/34	6,048	5,788,791
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	8,726	7,527,687
3.00%, 12/02/41(a)	7,695	5,719,679
3.10%, 12/02/51(a)	13,359	9,069,376
6.13%, 09/15/2115(a)	5,668	5,902,391
CSX Corp.
3.80%, 03/01/28	3,699	3,607,279
3.80%, 11/01/46(a)	4,565	3,598,715
4.10%, 11/15/32	7,020	6,663,632
4.10%, 03/15/44(a)	6,536	5,518,400
4.25%, 03/15/29(a)	7,697	7,576,671
4.30%, 03/01/48	7,574	6,441,685
4.50%, 11/15/52(a)	6,493	5,679,732
FedEx Corp.
2.40%, 05/15/31(a)	8,008	6,884,872
3.10%, 08/05/29(a)	7,549	7,007,618
3.25%, 05/15/41	6,357	4,718,636
4.05%, 02/15/48(a)	9,708	7,678,624
4.25%, 05/15/30(a)	2,663	2,591,524
4.40%, 01/15/47	7,234	5,967,057
4.55%, 04/01/46	10,982	9,334,989
4.75%, 11/15/45	10,348	9,075,331
4.95%, 10/17/48(a)	8,216	7,373,379
5.10%, 01/15/44(a)	6,149	5,730,152
5.25%, 05/15/50(a)	10,856	10,217,483
Norfolk Southern Corp.
3.05%, 05/15/50	4,838	3,239,617
3.16%, 05/15/55	7,188	4,727,888
4.55%, 06/01/53(a)	4,914	4,260,265
5.35%, 08/01/54(a)	7,274	7,176,643
Union Pacific Corp.
2.38%, 05/20/31	6,886	5,999,959
2.40%, 02/05/30	3,725	3,326,517
2.80%, 02/14/32(a)	10,053	8,861,820
2.95%, 03/10/52(a)	8,217	5,462,793
2.97%, 09/16/62	9,080	5,537,087
3.20%, 05/20/41	10,037	7,742,408
3.25%, 02/05/50(a)	15,318	10,959,709
3.50%, 02/14/53(a)	10,314	7,580,266
3.70%, 03/01/29(a)	8,390	8,110,908
3.75%, 02/05/70	5,725	4,087,446
3.80%, 10/01/51	8,999	7,045,387
3.80%, 04/06/71	8,229	5,922,126
3.84%, 03/20/60	14,328	10,758,561
Security	Par (000)	Value
Transportation (continued)
3.95%, 09/10/28(a)	$6,498	$6,357,991
4.50%, 01/20/33(a)	4,294	4,198,248
United Parcel Service Inc.
3.40%, 03/15/29(a)	5,054	4,829,343
3.75%, 11/15/47(a)	9,299	7,253,115
4.25%, 03/15/49	6,895	5,838,603
4.45%, 04/01/30	2,779	2,754,599
4.88%, 03/03/33(a)	6,046	6,049,398
5.05%, 03/03/53(a)	9,084	8,655,945
5.15%, 05/22/34(a)	8,010	8,126,407
5.30%, 04/01/50(a)	7,259	7,204,049
5.50%, 05/22/54(a)	9,157	9,360,279
6.20%, 01/15/38	16,679	18,275,314
Walmart Inc.
1.50%, 09/22/28(a)	2,564	2,310,124
1.80%, 09/22/31(a)	23,643	19,955,023
		474,573,584
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	10,233	7,847,699
4.45%, 06/01/32(a)	8,000	7,777,023
6.59%, 10/15/37	6,488	7,297,215
		22,921,937
Total Long-Term Investments — 97.5% (Cost: $31,766,318,726)		28,445,291,929
	Shares
Short-Term Securities
Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	2,251,897,295	2,253,473,623
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	418,530,000	418,530,000
Total Short-Term Securities — 9.1% (Cost: $2,670,295,340)		2,672,003,623
Total Investments — 106.6% (Cost: $34,436,614,066)		31,117,295,552
Liabilities in Excess of Other Assets — (6.6)%		(1,938,398,619)
Net Assets — 100.0%		$29,178,896,933

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$28,445,291,929	$—	$28,445,291,929
Short-Term Securities
Money Market Funds	2,672,003,623	—	—	2,672,003,623
	$2,672,003,623	$28,445,291,929	$—	$31,117,295,552

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$13,878,552,436	$28,445,291,929
Investments, at value—affiliated(c)	2,695,807,820	2,672,003,623
Foreign currency, at value(d)	46,241	—
Receivables:
Investments sold	63,714,114	123,148,181
Securities lending income—affiliated	1,196,109	467,484
Capital shares sold	219,901	1,306,654
Dividends—affiliated	228,055	1,473,747
Interest—unaffiliated	235,058,522	329,568,600
Total assets	16,874,823,198	31,573,260,218
LIABILITIES
Bank overdraft	31,091,229	851,981
Collateral on securities loaned, at value	2,617,216,614	2,251,633,275
Payables:
Investments purchased	78,872,499	137,033,902
Capital shares redeemed	25,866	1,458,629
Investment advisory fees	6,128,511	3,385,498
Total liabilities	2,733,334,719	2,394,363,285
Commitments and contingent liabilities
NET ASSETS	$14,141,488,479	$29,178,896,933
NET ASSETS CONSIST OF
Paid-in capital	$16,711,679,971	$34,566,361,189
Accumulated loss	(2,570,191,492)	(5,387,464,256)
NET ASSETS	$14,141,488,479	$29,178,896,933
NET ASSET VALUE
Shares outstanding	178,500,000	267,500,000
Net asset value	$79.22	$109.08
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$14,612,247,618	$31,766,318,726
(b) Securities loaned, at value	$2,509,564,573	$2,169,990,031
(c) Investments, at cost—affiliated	$2,693,774,555	$2,670,295,340
(d) Foreign currency, at cost	$45,045	$—

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Additional Financial Information
Schedule of Investments (Unaudited)
October 31, 2024
Statement of Assets and Liabilities (Unaudited)
October 31, 2024
iShares Trust
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
20+ Year Treasury Bond ETF
(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.75%, 11/15/42 - 11/15/47 ........... USD 1,783,839 $ 1,309,956,630
4.00%, 11/15/42 - 11/15/52 ........... 2,276,189 2,091,608,796
3.13%, 02/15/43 - 05/15/48 ........... 4,032,763 3,202,675,365
2.88%, 05/15/43 - 05/15/52 ........... 4,345,716 3,283,547,963
3.63%, 08/15/43 - 05/15/53 ........... 4,787,079 4,112,381,605
4.50%, 02/15/44 .................. 419 414,813
3.38%, 05/15/44 - 11/15/48 ........... 2,035,251 1,665,041,320
3.00%, 11/15/44 - 08/15/52 ........... 9,716,224 7,443,947,678
2.50%, 02/15/45 - 05/15/46 ........... 5,909,763 4,206,573,086
2.25%, 08/15/49 - 02/15/52 ........... 3,007,908 1,951,090,439
2.38%, 11/15/49 - 05/15/51 ........... 595,603 397,610,184
2.00%, 02/15/50 - 08/15/51 ........... 9,606,521 5,841,615,496
1.25%, 05/15/50 .................. 921,929 463,233,312
1.38%, 08/15/50 .................. 2,951,054 1,526,478,725
1.63%, 11/15/50 .................. 5,641,698 3,118,140,080
1.88%, 02/15/51 - 11/15/51 ........... 11,966,471 7,029,044,036
4.13%, 08/15/53 .................. 2,959,231 2,780,752,568
4.75%, 11/15/53 .................. 2,510,780 2,618,272,769
4.25%, 02/15/54 - 08/15/54 ........... 3,900,774 3,751,092,887
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.63%, 05/15/54 .................. USD 2,409,369 $ 2,465,461,815
Total Long-Term Investments — 98.0%
(Cost: $65,727,067,612) ............................ 59,258,939,567
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.83%
(a)(b)
................. 277,792,705 277,792,705
Total Short-Term Securities — 0.5%
(Cost: $277,792,705) .............................. 277,792,705
Total Investments — 98.5%
(Cost: $66,004,860,317 ) ............................ 59,536,732,272
Other Assets Less Liabilities — 1.5% .................... 912,973,093
Net Assets — 100.0% ...............................
$ 60,449,705,365
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 59,258,939,567 $ — $ 59,258,939,567
Short-Term Securities
Money Market Funds ...................................... 277,792,705 — — 277,792,705
$ 277,792,705 $ 59,258,939,567 $ — $ 59,536,732,272

Statement of Assets and Liabilities
(unaudited)
October 31, 2024
iShares 20+
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 59,258,939,567
Investments, at value — affiliated
(b)
.......................................................................................... 277,792,705
Receivables: –
Investment s sold .................................................................................................... 251,595,649
Capital shares sold ................................................................................................... 1,726,178
Dividends — affiliated ................................................................................................. 1,144,807
Interest — unaffiliated ................................................................................................. 710,594,783
Total a ssets .........................................................................................................
60,501,793,689
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 44,295,748
Capital shares redeemed ............................................................................................... 215,772
Investment advisory fees ............................................................................................... 7,576,804
Total li abilities ........................................................................................................
52,088,324
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 60,449,705,365
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 74,634,236,582
Accumulated loss ..................................................................................................... (14,184,531,217)
NET ASSETS ........................................................................................................
$ 60,449,705,365
NET ASSET VALUE
Shares outstanding ....................................................................................................
653,800,000
Net asset value .......................................................................................................
$ 92.46
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 65,727,067,612
(b)
  Investments, at cost — affiliated ................................................................................... $ 277,792,705

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar

Additional Financial Information
Schedules of Investments (Unaudited)
October 31, 2024
Statements of Assets and Liabilities (Unaudited)
October 31, 2024
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Russell 2000 ETF | IWM | NYSE Arca

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(a)(b)
............... 798,670 $ 338,236,745
Boeing Co. (The)
(a)(b)
.................. 8,131,880 1,214,171,003
General Dynamics Corp. ............... 2,870,430 837,046,092
General Electric Co. .................. 12,072,037 2,073,734,516
Howmet Aerospace, Inc. ............... 4,543,683 453,096,069
Huntington Ingalls Industries, Inc. ......... 436,388 80,714,324
L3Harris Technologies, Inc. ............. 2,111,788 522,604,176
Lockheed Martin Corp. ................ 2,361,243 1,289,356,740
Northrop Grumman Corp. .............. 1,530,081 778,841,831
RTX Corp. ........................ 14,809,509 1,791,802,494
Textron, Inc.
(a)
...................... 2,086,317 167,781,613
TransDigm Group, Inc. ................ 624,516 813,307,187
10,360,692,790
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 1,305,244 134,492,342
Expeditors International of Washington, Inc. .. 1,570,611 186,902,709
FedEx Corp. ....................... 2,508,727 687,014,889
United Parcel Service, Inc. , Class B ....... 8,155,166 1,093,281,554
2,101,691,494
Automobile Components — 0.0%
Aptiv plc
(a)(b)
........................ 2,958,604 168,137,465
BorgWarner, Inc. .................... 2,536,318 85,296,375
253,433,840
Automobiles — 1.6%
Ford Motor Co. ..................... 43,467,517 447,280,750
General Motors Co. .................. 12,512,410 635,129,932
Tesla, Inc.
(b)
........................ 30,888,918 7,717,596,162
8,800,006,844
Banks — 3.3%
Bank of America Corp. ................ 75,156,841 3,143,059,091
Citigroup, Inc. ...................... 21,239,009 1,362,907,208
Citizens Financial Group, Inc. ........... 4,991,046 210,222,858
Fifth Third Bancorp .................. 7,534,811 329,120,545
Huntington Bancshares, Inc. ............ 16,169,546 252,083,222
JPMorgan Chase & Co. ............... 31,674,898 7,029,293,364
KeyCorp .......................... 10,332,081 178,228,397
M&T Bank Corp. .................... 1,859,658 362,038,219
PNC Financial Services Group, Inc. (The) ... 4,425,452 833,179,848
Regions Financial Corp. ............... 10,188,400 243,197,108
Truist Financial Corp. ................. 14,908,329 641,803,563
US Bancorp ....................... 17,372,446 839,262,866
Wells Fargo & Co. ................... 37,893,792 2,460,064,977
17,884,461,266
Beverages — 1.3%
Brown-Forman Corp. , Class B, NVS ....... 2,040,454 89,841,190
Coca-Cola Co. (The) ................. 43,183,523 2,820,315,887
Constellation Brands, Inc. , Class A ........ 1,744,922 405,415,177
Keurig Dr Pepper, Inc. ................ 12,534,222 413,002,615
Molson Coors Beverage Co. , Class B ...... 1,956,239 106,556,338
Monster Beverage Corp.
(a)(b)
............. 7,852,182 413,652,948
PepsiCo, Inc. ...................... 15,292,421 2,539,765,280
6,788,549,435
Biotechnology — 1.9%
AbbVie, Inc. ....................... 19,665,030 4,009,109,666
Amgen, Inc. ....................... 5,982,703 1,915,422,192
Biogen, Inc.
(b)
...................... 1,621,618 282,161,532
Gilead Sciences, Inc. ................. 13,860,871 1,231,122,562
Incyte Corp.
(a)(b)
..................... 1,779,041 131,862,519
Moderna, Inc.
(a)(b)
.................... 3,766,049 204,722,424
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a)(b)
....... 1,181,788 $ 990,574,702
Vertex Pharmaceuticals, Inc.
(a)(b)
.......... 2,874,116 1,368,021,734
10,132,997,331
Broadline Retail — 3.7%
Amazon.com, Inc.
(b)
.................. 103,994,442 19,384,563,989
eBay, Inc. ......................... 5,444,113 313,090,938
19,697,654,927
Building Products — 0.5%
A O Smith Corp. .................... 1,335,682 100,309,718
Allegion plc ........................ 969,302 135,343,638
Builders FirstSource , Inc.
(a)(b)
............ 1,296,744 222,261,921
Carrier Global Corp. .................. 9,346,687 679,691,079
Johnson Controls International plc ........ 7,437,398 561,895,419
Masco Corp. ....................... 2,429,882 194,171,871
Trane Technologies plc ................ 2,511,898 929,804,164
2,823,477,810
Capital Markets — 3.1%
Ameriprise Financial, Inc. .............. 1,093,147 557,832,914
Bank of New York Mellon Corp. (The) ...... 8,215,559 619,124,526
BlackRock, Inc.
(a)(c)
................... 1,548,749 1,519,369,233
Blackstone, Inc. , Class A ............... 8,015,976 1,344,679,974
CBOE Global Markets, Inc. ............. 1,165,130 248,836,814
Charles Schwab Corp. (The) ............ 16,631,886 1,178,036,485
CME Group, Inc. , Class A .............. 4,009,163 903,504,974
FactSet Research Systems, Inc. .......... 422,797 191,975,206
Franklin Resources, Inc. ............... 3,434,856 71,341,959
Goldman Sachs Group, Inc. (The) ........ 3,516,375 1,820,743,811
Intercontinental Exchange, Inc. .......... 6,391,512 996,244,975
Invesco Ltd. ....................... 5,009,822 86,870,314
KKR & Co., Inc. ..................... 7,509,032 1,038,048,584
MarketAxess Holdings, Inc. ............. 419,938 121,538,456
Moody's Corp. ...................... 1,744,097 791,889,802
Morgan Stanley ..................... 13,868,830 1,612,251,488
MSCI, Inc. ........................ 874,926 499,757,731
Nasdaq, Inc. ....................... 4,607,540 340,589,357
Northern Trust Corp. .................. 2,244,581 225,625,282
Raymond James Financial, Inc.
(a)
......... 2,064,118 305,943,570
S&P Global, Inc. .................... 3,564,501 1,712,243,700
State Street Corp. ................... 3,323,948 308,462,374
T. Rowe Price Group, Inc. .............. 2,478,814 272,322,506
16,767,234,035
Chemicals — 1.4%
Air Products & Chemicals, Inc. ........... 2,474,525 768,414,248
Albemarle Corp. .................... 1,307,852 123,892,820
Celanese Corp. ..................... 1,216,992 153,304,482
CF Industries Holdings, Inc. ............. 2,009,057 165,204,757
Corteva, Inc. ....................... 7,706,666 469,490,093
Dow, Inc. ......................... 7,803,087 385,316,436
DuPont de Nemours, Inc. .............. 4,648,325 385,764,492
Eastman Chemical Co. ................ 1,301,395 136,763,601
Ecolab, Inc. ....................... 2,819,822 692,914,860
FMC Corp. ........................ 1,389,995 90,335,775
International Flavors & Fragrances, Inc. ..... 2,846,109 282,988,618
Linde plc ......................... 5,351,759 2,441,204,868
LyondellBasell Industries NV , Class A ...... 2,895,845 251,504,138
Mosaic Co. (The) .................... 3,547,019 94,918,228
PPG Industries, Inc. .................. 2,597,577 323,424,312
Sherwin-Williams Co. (The) ............. 2,583,488 926,877,990
7,692,319,718
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 3,813,758 784,909,534
Copart, Inc.
(a)(b)
..................... 9,748,392 501,749,736

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................ 2,273,248 $ 450,103,104
Rollins, Inc. ........................ 3,127,249 147,418,518
Veralto Corp.
(a)
..................... 2,750,950 281,119,580
Waste Management, Inc. ............... 4,065,955 877,636,387
3,042,936,859
Communications Equipment — 0.9%
Arista Networks, Inc.
(b)
................ 2,867,600 1,108,155,344
Cisco Systems, Inc. .................. 44,853,267 2,456,613,433
F5, Inc.
(a)(b)
........................ 648,225 151,606,863
Juniper Networks, Inc. ................ 3,665,274 142,579,159
Motorola Solutions, Inc. ............... 1,857,989 834,887,357
4,693,842,156
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
................ 1,640,205 494,735,034
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 680,300 402,968,902
Vulcan Materials Co. ................. 1,470,227 402,739,282
805,708,184
Consumer Finance — 0.6%
American Express Co. ................ 6,252,726 1,688,736,238
Capital One Financial Corp. ............. 4,251,615 692,120,406
Discover Financial Services ............. 2,794,695 414,816,579
Synchrony Financial .................. 4,400,742 242,656,914
3,038,330,137
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. ............... 4,935,690 4,314,681,484
Dollar General Corp. ................. 2,448,240 195,957,130
Dollar Tree, Inc.
(b)
.................... 2,248,850 145,365,664
Kroger Co. (The) .................... 7,392,312 412,269,240
Sysco Corp. ....................... 5,475,260 410,370,737
Target Corp. ....................... 5,150,101 772,721,154
Walgreens Boots Alliance, Inc. ........... 7,976,188 75,454,739
Walmart, Inc. ....................... 48,356,815 3,962,840,989
10,289,661,137
Containers & Packaging — 0.2%
Amcor plc ......................... 16,090,982 179,092,630
Avery Dennison Corp. ................. 896,947 185,694,937
Ball Corp. ......................... 3,379,095 200,211,379
International Paper Co. ................ 3,866,929 214,769,237
Packaging Corp. of America ............ 993,076 227,354,819
Smurfit WestRock plc
(a)
................ 5,493,474 282,913,911
1,290,036,913
Distributors — 0.1%
Genuine Parts Co. ................... 1,550,543 177,847,282
LKQ Corp. ........................ 2,931,443 107,847,788
Pool Corp. ........................ 426,408 154,206,189
439,901,259
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 79,826,351 1,799,285,952
Verizon Communications, Inc. ........... 46,864,042 1,974,382,089
3,773,668,041
Electric Utilities — 1.6%
Alliant Energy Corp. .................. 2,856,217 171,373,020
American Electric Power Co., Inc. ......... 5,923,465 584,942,169
Constellation Energy Corp.
(a)
............ 3,481,402 915,469,470
Duke Energy Corp. .................. 8,594,432 990,680,176
Edison International .................. 4,299,062 354,242,709
Entergy Corp. ...................... 2,379,856 368,354,112
Evergy , Inc. ........................ 2,560,339 154,746,889
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy .................. 3,978,527 $ 261,986,003
Exelon Corp. ....................... 11,133,159 437,533,149
FirstEnergy Corp. ................... 5,706,618 238,707,831
NextEra Energy, Inc. ................. 22,873,041 1,812,688,499
NRG Energy, Inc. .................... 2,297,756 207,717,142
PG&E Corp. ....................... 23,796,303 481,161,247
Pinnacle West Capital Corp. ............ 1,264,168 111,006,592
PPL Corp. ........................ 8,213,306 267,425,243
Southern Co. (The) .................. 12,172,912 1,108,100,179
Xcel Energy, Inc. .................... 6,206,043 414,625,733
8,880,760,163
Electrical Equipment — 0.8%
AMETEK, Inc. ...................... 2,577,988 472,648,320
Eaton Corp. plc ..................... 4,431,751 1,469,479,997
Emerson Electric Co. ................. 6,375,281 690,251,674
GE Vernova , Inc.
(a)(b)
.................. 3,058,862 922,736,311
Generac Holdings, Inc.
(a)(b)
.............. 670,247 110,959,391
Hubbell, Inc. ....................... 597,982 255,356,253
Rockwell Automation, Inc. .............. 1,263,209 336,910,472
4,258,342,418
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 13,407,917 898,598,597
CDW Corp. ........................ 1,487,229 279,941,115
Corning, Inc. ....................... 8,573,748 408,024,667
Jabil, Inc. ......................... 1,262,979 155,460,085
Keysight Technologies, Inc.
(a)(b)
........... 1,942,894 289,510,635
TE Connectivity plc .................. 3,372,780 497,215,228
Teledyne Technologies, Inc.
(b)
............ 521,286 237,351,941
Trimble, Inc.
(a)(b)
..................... 2,718,342 164,459,691
Zebra Technologies Corp. , Class A
(b)
....... 573,541 219,075,456
3,149,637,415
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 11,059,810 421,157,565
Halliburton Co. ..................... 9,828,938 272,654,740
Schlumberger NV ................... 15,808,801 633,458,656
1,327,270,961
Entertainment — 1.2%
Electronic Arts, Inc. .................. 2,676,475 403,746,254
Live Nation Entertainment, Inc.
(a)(b)
........ 1,744,211 204,316,876
Netflix, Inc.
(a)(b)
...................... 4,778,375 3,612,594,851
Take-Two Interactive Software, Inc.
(a)(b)
..... 1,814,348 293,416,359
Walt Disney Co. (The) ................ 20,191,102 1,942,384,012
Warner Bros Discovery, Inc.
(a)(b)
.......... 24,839,698 201,946,745
6,658,405,097
Financial Services — 4.2%
Berkshire Hathaway, Inc. , Class B
(a)(b)
...... 20,392,688 9,195,470,873
Corpay , Inc.
(a)(b)
..................... 772,987 254,869,274
Fidelity National Information Services, Inc. ... 6,073,229 544,950,838
Fiserv, Inc.
(a)(b)
...................... 6,409,213 1,268,383,253
Global Payments, Inc. ................ 2,832,172 293,724,558
Jack Henry & Associates, Inc. ........... 811,528 147,641,289
Mastercard, Inc. , Class A ............... 9,185,874 4,589,170,792
PayPal Holdings, Inc.
(a)(b)
............... 11,381,566 902,558,184
Visa, Inc. , Class A ................... 18,596,957 5,390,327,986
22,587,097,047
Food Products — 0.7%
Archer-Daniels-Midland Co. ............. 5,323,724 293,922,802
Bunge Global SA .................... 1,577,403 132,533,400
Campbell Soup Co. .................. 2,193,111 102,308,628
Conagra Brands, Inc. ................. 5,333,192 154,342,576
General Mills, Inc. ................... 6,197,000 421,519,940

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The) ................... 1,643,648 $ 291,879,012
Hormel Foods Corp. .................. 3,235,702 98,850,696
J M Smucker Co. (The) ................ 1,185,083 134,518,771
Kellanova ......................... 2,987,401 240,933,891
Kraft Heinz Co. (The) ................. 9,826,838 328,806,000
Lamb Weston Holdings, Inc. ............ 1,599,662 124,277,741
McCormick & Co., Inc. (Non-Voting) , NVS ... 2,805,722 219,519,689
Mondelez International, Inc. , Class A ....... 14,871,060 1,018,370,189
Tyson Foods, Inc. , Class A ............. 3,182,124 186,440,645
3,748,223,980
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,728,586 239,893,165
Ground Transportation — 1.0%
CSX Corp. ........................ 21,584,528 726,103,522
JB Hunt Transport Services, Inc. ......... 897,476 162,102,115
Norfolk Southern Corp. ................ 2,517,678 630,502,101
Old Dominion Freight Line, Inc. .......... 2,098,877 422,545,918
Uber Technologies, Inc.
(a)(b)
............. 23,389,171 1,685,189,771
Union Pacific Corp. .................. 6,782,287 1,573,965,344
5,200,408,771
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories .................. 19,370,142 2,195,992,999
Align Technology, Inc.
(b)
................ 780,999 160,128,225
Baxter International, Inc. ............... 5,679,136 202,745,155
Becton Dickinson & Co. ............... 3,218,245 751,749,850
Boston Scientific Corp.
(a)(b)
.............. 16,394,443 1,377,461,101
Cooper Cos., Inc. (The)
(a)(b)
............. 2,217,274 232,104,242
Dexcom, Inc.
(a)(b)
.................... 4,461,532 314,448,775
Edwards Lifesciences Corp.
(b)
........... 6,706,623 449,410,807
GE HealthCare Technologies, Inc.
(a)
....... 5,082,329 443,941,438
Hologic, Inc.
(a)(b)
..................... 2,585,518 209,090,841
IDEXX Laboratories, Inc.
(b)
.............. 916,776 373,054,490
Insulet Corp.
(a)(b)
..................... 779,954 180,582,750
Intuitive Surgical, Inc.
(b)
................ 3,949,541 1,989,936,737
Medtronic plc ...................... 14,279,307 1,274,428,150
ResMed, Inc. ...................... 1,636,055 396,694,256
Solventum Corp.
(a)(b)
.................. 1,538,704 111,679,136
STERIS plc ........................ 1,097,465 243,472,610
Stryker Corp. ...................... 3,817,603 1,360,135,597
Teleflex, Inc. ....................... 524,758 105,507,843
Zimmer Biomet Holdings, Inc. ........... 2,266,777 242,363,797
12,614,928,799
Health Care Providers & Services — 2.3%
Cardinal Health, Inc. .................. 2,714,557 294,583,726
Cencora , Inc. ...................... 1,941,936 442,916,763
Centene Corp.
(b)
.................... 5,856,522 364,627,060
Cigna Group (The) ................... 3,111,945 979,671,405
CVS Health Corp. ................... 14,004,655 790,702,821
DaVita, Inc.
(a)(b)
..................... 513,429 71,782,508
Elevance Health, Inc. ................. 2,581,493 1,047,466,600
HCA Healthcare, Inc. ................. 2,068,963 742,219,786
Henry Schein, Inc.
(a)(b)
................. 1,410,835 99,082,942
Humana, Inc. ...................... 1,340,302 345,570,065
Labcorp Holdings, Inc. ................ 935,249 213,489,289
McKesson Corp. .................... 1,444,183 722,943,568
Molina Healthcare, Inc.
(b)
............... 652,858 209,711,047
Quest Diagnostics, Inc. ................ 1,239,595 191,926,494
UnitedHealth Group, Inc. ............... 10,280,848 5,803,538,696
Universal Health Services, Inc. , Class B .... 661,848 135,222,165
12,455,454,935
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 1,733,290 $ 193,348,499
Healthpeak Properties, Inc. ............. 7,835,454 175,905,942
Ventas, Inc. ....................... 4,599,477 301,219,749
Welltower, Inc. ...................... 6,442,670 868,987,330
1,539,461,520
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 7,820,121 134,818,886
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. , Class A
(a)(b)
................ 4,898,546 660,275,015
Booking Holdings, Inc. ................ 373,461 1,746,397,001
Caesars Entertainment, Inc.
(a)(b)
.......... 2,408,760 96,470,838
Carnival Corp.
(a)(b)
.................... 11,246,786 247,429,292
Chipotle Mexican Grill, Inc.
(a)(b)
........... 15,246,127 850,276,503
Darden Restaurants, Inc. .............. 1,318,898 211,050,058
Domino's Pizza, Inc. .................. 389,765 161,257,473
Expedia Group, Inc.
(a)(b)
................ 1,388,243 216,996,263
Hilton Worldwide Holdings, Inc. .......... 2,744,014 644,431,688
Las Vegas Sands Corp. ............... 3,935,410 204,051,009
Marriott International, Inc. , Class A ........ 2,601,228 676,371,305
McDonald's Corp. ................... 7,986,272 2,332,869,914
MGM Resorts International
(b)
............ 2,569,655 94,743,180
Norwegian Cruise Line Holdings Ltd.
(a)(b)
.... 4,895,303 124,046,978
Royal Caribbean Cruises Ltd.
(a)
.......... 2,636,592 544,060,759
Starbucks Corp. ..................... 12,616,467 1,232,628,826
Wynn Resorts Ltd. ................... 1,040,793 99,936,944
Yum! Brands, Inc. ................... 3,129,990 410,529,488
10,553,822,534
Household Durables — 0.4%
DR Horton, Inc. ..................... 3,266,308 552,006,052
Garmin Ltd. ........................ 1,712,148 339,604,556
Lennar Corp. , Class A ................. 2,691,171 458,306,421
Mohawk Industries, Inc.
(a)(b)
............. 583,296 78,319,154
NVR, Inc.
(b)
........................ 34,472 315,515,666
PulteGroup, Inc.
(a)
................... 2,310,879 299,328,157
2,043,080,006
Household Products — 1.1%
Church & Dwight Co., Inc. .............. 2,726,010 272,355,659
Clorox Co. (The) .................... 1,378,625 218,580,994
Colgate-Palmolive Co. ................ 9,096,828 852,463,752
Kimberly-Clark Corp. ................. 3,749,584 503,119,181
Procter & Gamble Co. (The) ............ 26,207,546 4,328,962,448
6,175,482,034
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 7,914,560 130,511,095
Vistra Corp. ....................... 3,824,821 477,949,632
608,460,727
Industrial Conglomerates — 0.4%
3M Co. ........................... 6,116,456 785,781,102
Honeywell International, Inc. ............ 7,249,979 1,491,175,681
2,276,956,783
Industrial REITs — 0.2%
Prologis, Inc. ....................... 10,308,039 1,164,189,925
Insurance — 2.1%
Aflac, Inc. ......................... 5,611,520 588,031,181
Allstate Corp. (The) .................. 2,939,485 548,272,742
American International Group, Inc. ........ 7,169,758 544,041,237
Aon plc , Class A .................... 2,418,043 887,107,435
Arch Capital Group Ltd.
(a)(b)
............. 4,169,283 410,924,532
Arthur J Gallagher & Co. ............... 2,438,611 685,737,413
Assurant, Inc. ...................... 577,101 110,630,262

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. .................. 2,636,114 $ 275,842,969
Chubb Ltd. ........................ 4,182,214 1,181,224,522
Cincinnati Financial Corp. .............. 1,738,942 244,895,202
Erie Indemnity Co. , Class A, NVS ......... 278,000 124,777,520
Everest Group Ltd. ................... 482,296 171,509,281
Globe Life, Inc. ..................... 999,907 105,590,179
Hartford Financial Services Group, Inc. (The) . 3,261,907 360,245,009
Loews Corp. ....................... 2,028,887 160,200,917
Marsh & McLennan Cos., Inc. ........... 5,475,240 1,194,916,378
MetLife, Inc. ....................... 6,549,757 513,631,944
Principal Financial Group, Inc. ........... 2,372,162 195,466,149
Progressive Corp. (The) ............... 6,520,195 1,583,298,952
Prudential Financial, Inc. ............... 3,974,512 486,798,230
Travelers Cos., Inc. (The) .............. 2,538,008 624,197,688
Willis Towers Watson plc ............... 1,130,646 341,669,915
WR Berkley Corp.
(a)
.................. 3,347,495 191,376,289
11,530,385,946
Interactive Media & Services — 6.4%
Alphabet, Inc. , Class A ................ 65,228,052 11,161,171,978
Alphabet, Inc. , Class C, NVS ............ 53,472,722 9,234,204,362
Match Group, Inc.
(a)(b)
................. 2,870,620 103,428,438
Meta Platforms, Inc. , Class A ............ 24,322,636 13,805,041,741
34,303,846,519
IT Services — 1.1%
Accenture plc , Class A ................ 6,973,294 2,404,531,237
Akamai Technologies, Inc.
(a)(b)
............ 1,687,542 170,576,746
Cognizant Technology Solutions Corp. , Class A 5,518,317 411,611,265
EPAM Systems, Inc.
(b)
................. 634,302 119,661,072
Gartner, Inc.
(a)(b)
..................... 858,489 431,390,723
GoDaddy, Inc. , Class A
(a)(b)
.............. 1,568,995 261,708,366
International Business Machines Corp. ..... 10,254,789 2,119,869,982
VeriSign, Inc.
(b)
..................... 934,967 165,339,564
6,084,688,955
Leisure Products — 0.0%
Hasbro, Inc. ....................... 1,458,279 95,706,851
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. .............. 3,247,647 423,200,881
Bio-Techne Corp. .................... 1,754,161 129,369,374
Charles River Laboratories International, Inc.
(a)(b)
575,411 102,756,896
Danaher Corp. ..................... 7,156,244 1,758,002,901
IQVIA Holdings, Inc.
(a)(b)
................ 1,927,581 396,734,721
Mettler-Toledo International, Inc.
(a)(b)
....... 236,789 305,872,191
Revvity , Inc.
(a)
...................... 1,373,295 162,859,054
Thermo Fisher Scientific, Inc. ............ 4,253,075 2,323,539,934
Waters Corp.
(a)(b)
.................... 660,805 213,512,704
West Pharmaceutical Services, Inc. ....... 807,795 248,744,314
6,064,592,970
Machinery — 1.7%
Caterpillar, Inc. ..................... 5,398,950 2,031,084,990
Cummins, Inc. ...................... 1,525,822 501,964,921
Deere & Co. ....................... 2,852,586 1,154,413,028
Dover Corp. ....................... 1,529,953 289,666,001
Fortive Corp. ....................... 3,900,308 278,599,000
IDEX Corp. ........................ 843,145 180,972,643
Illinois Tool Works, Inc. ................ 3,008,411 785,586,364
Ingersoll Rand, Inc.
(a)
................. 4,491,476 431,181,696
Nordson Corp. ...................... 605,538 150,106,815
Otis Worldwide Corp. ................. 4,459,738 437,946,272
PACCAR, Inc. ...................... 5,836,475 608,627,613
Parker-Hannifin Corp. ................. 1,431,143 907,444,842
Pentair plc ........................ 1,842,791 182,657,444
Snap-on, Inc. ...................... 586,382 193,582,290
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ............ 1,714,107 $ 159,309,105
Westinghouse Air Brake Technologies Corp. .. 1,950,948 366,739,205
Xylem, Inc. ........................ 2,704,774 329,387,378
8,989,269,607
Media — 0.6%
Charter Communications, Inc. , Class A
(a)(b)
... 1,080,076 353,843,698
Comcast Corp. , Class A ............... 43,007,765 1,878,149,097
Fox Corp. , Class A, NVS
(a)
.............. 2,501,364 105,057,288
Fox Corp. , Class B ................... 1,468,678 57,219,695
Interpublic Group of Cos., Inc. (The) ....... 4,181,509 122,936,365
News Corp. , Class A, NVS ............. 4,212,562 114,792,314
News Corp. , Class B
(a)
................ 1,254,813 36,439,770
Omnicom Group, Inc. ................. 2,178,691 220,047,791
Paramount Global , Class B, NVS ......... 6,620,333 72,426,443
2,960,912,461
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 15,996,512 720,162,970
Newmont Corp. ..................... 12,774,252 580,462,011
Nucor Corp. ....................... 2,641,927 374,730,926
Steel Dynamics, Inc. .................. 1,597,897 208,525,558
1,883,881,465
Multi-Utilities — 0.7%
Ameren Corp. ...................... 2,970,965 258,800,761
CenterPoint Energy, Inc. ............... 7,255,413 214,252,346
CMS Energy Corp. ................... 3,326,422 231,552,235
Consolidated Edison, Inc. .............. 3,849,728 391,440,343
Dominion Energy, Inc. ................. 9,340,208 556,022,582
DTE Energy Co. .................... 2,304,286 286,238,407
NiSource, Inc. ...................... 4,993,236 175,562,178
Public Service Enterprise Group, Inc. ...... 5,545,478 495,821,188
Sempra .......................... 7,048,583 587,640,365
WEC Energy Group, Inc. ............... 3,519,285 336,197,296
3,533,527,701
Office REITs — 0.0%
BXP, Inc. ......................... 1,617,835 130,332,788
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. ........................ 4,118,779 97,203,184
Chevron Corp. ...................... 18,935,952 2,818,048,377
ConocoPhillips ..................... 12,927,927 1,416,125,124
Coterra Energy, Inc. .................. 8,230,486 196,873,225
Devon Energy Corp. .................. 6,971,376 269,652,824
Diamondback Energy, Inc. .............. 2,085,496 368,653,128
EOG Resources, Inc. ................. 6,330,283 772,041,315
EQT Corp. ........................ 6,613,362 241,652,247
Exxon Mobil Corp. ................... 49,461,547 5,776,119,459
Hess Corp. ........................ 3,076,559 413,735,654
Kinder Morgan, Inc. .................. 21,497,001 526,891,494
Marathon Oil Corp. ................... 6,228,200 172,521,140
Marathon Petroleum Corp. ............. 3,726,283 542,062,388
Occidental Petroleum Corp. ............. 7,496,380 375,643,602
ONEOK, Inc. ....................... 6,502,244 629,937,399
Phillips 66 ......................... 4,659,525 567,623,335
Targa Resources Corp. ................ 2,438,403 407,115,765
Valero Energy Corp. .................. 3,566,378 462,773,209
Williams Cos., Inc. (The) ............... 13,570,008 710,661,319
16,765,334,188
Passenger Airlines — 0.2%
Delta Air Lines, Inc.
(a)
................. 7,139,236 408,507,084
Southwest Airlines Co. ................ 6,670,418 203,981,383

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)(b)
.......... 3,660,505 $ 286,471,121
898,959,588
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 2,594,677 178,877,033
Kenvue , Inc. ....................... 21,321,997 488,913,391
667,790,424
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. ............... 22,570,947 1,258,781,714
Catalent, Inc.
(b)
..................... 2,014,980 118,077,828
Eli Lilly & Co. ...................... 8,782,118 7,286,874,589
Johnson & Johnson .................. 26,799,247 4,284,127,625
Merck & Co., Inc. .................... 28,220,212 2,887,492,092
Pfizer, Inc. ........................ 63,086,619 1,785,351,318
Viatris , Inc. ........................ 13,287,118 154,130,569
Zoetis, Inc. , Class A .................. 5,044,170 901,796,713
18,676,632,448
Professional Services — 0.7%
Amentum Holdings, Inc.
(a)(b)
............. 1,389,538 41,324,860
Automatic Data Processing, Inc. .......... 4,540,012 1,313,153,071
Broadridge Financial Solutions, Inc. ....... 1,299,404 273,992,328
Dayforce, Inc.
(a)(b)
.................... 1,759,532 124,838,795
Equifax, Inc. ....................... 1,377,456 365,053,389
Jacobs Solutions, Inc. ................. 1,389,538 195,341,252
Leidos Holdings, Inc. ................. 1,500,290 274,793,116
Paychex, Inc. ...................... 3,567,766 497,096,837
Paycom Software, Inc. ................ 542,078 113,310,564
Verisk Analytics, Inc. .................. 1,585,319 435,518,836
3,634,423,048
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A ............. 3,353,354 439,188,773
CoStar Group, Inc. ................... 4,562,291 332,089,162
771,277,935
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 1,581,335 350,439,650
Camden Property Trust ................ 1,187,190 137,464,730
Equity Residential ................... 3,798,925 267,330,352
Essex Property Trust, Inc. .............. 714,941 202,943,152
Invitation Homes, Inc. ................. 6,343,077 199,236,049
Mid-America Apartment Communities, Inc. ... 1,301,145 196,915,284
UDR, Inc. ......................... 3,340,990 140,956,368
1,495,285,585
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 837,720 92,852,885
Kimco Realty Corp. .................. 7,504,424 178,004,937
Realty Income Corp. .................. 9,695,853 575,642,792
Regency Centers Corp. ............... 1,819,170 129,961,505
Simon Property Group, Inc. ............. 3,411,806 577,004,631
1,553,466,750
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.
(a)(b)
......... 18,018,084 2,595,865,362
Analog Devices, Inc. .................. 5,524,147 1,232,492,437
Applied Materials, Inc. ................ 9,217,530 1,673,719,097
Broadcom, Inc. ..................... 51,823,422 8,798,062,353
Enphase Energy, Inc.
(a)(b)
............... 1,507,673 125,197,166
First Solar, Inc.
(a)(b)
................... 1,191,486 231,720,197
Intel Corp. ........................ 47,504,028 1,022,286,683
KLA Corp. ......................... 1,495,938 996,638,774
Lam Research Corp. ................. 14,504,050 1,078,376,117
Microchip Technology, Inc. .............. 5,972,917 438,232,920
Micron Technology, Inc.
(a)
.............. 12,344,402 1,230,119,659
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.
(a)
......... 543,002 $ 412,301,419
NVIDIA Corp. ...................... 273,871,488 36,359,178,747
NXP Semiconductors NV .............. 2,836,597 665,181,997
ON Semiconductor Corp.
(a)(b)
............ 4,768,746 336,148,906
Qorvo, Inc.
(a)(b)
...................... 1,056,055 75,254,479
QUALCOMM, Inc. ................... 12,401,781 2,018,637,893
Skyworks Solutions, Inc. ............... 1,777,577 155,680,194
Teradyne, Inc. ...................... 1,816,045 192,882,139
Texas Instruments, Inc. ................ 10,165,526 2,065,228,262
61,703,204,801
Software — 10.1%
Adobe, Inc.
(b)
....................... 4,936,368 2,359,978,813
ANSYS, Inc.
(b)
...................... 973,341 311,868,190
Autodesk, Inc.
(b)
..................... 2,398,131 680,589,578
Cadence Design Systems, Inc.
(b)
......... 3,048,767 841,825,544
Crowdstrike Holdings, Inc. , Class A
(a)(b)
..... 2,569,840 762,908,401
Fair Isaac Corp.
(b)
.................... 272,251 542,626,191
Fortinet, Inc.
(b)
...................... 7,067,793 555,952,597
Gen Digital, Inc. ..................... 6,030,276 175,541,334
Intuit, Inc. ......................... 3,111,924 1,899,207,217
Microsoft Corp. ..................... 82,751,638 33,626,128,101
Oracle Corp. ....................... 17,794,332 2,986,600,683
Palantir Technologies, Inc. , Class A
(a)(b)
..... 22,419,459 931,752,716
Palo Alto Networks, Inc.
(a)(b)
............. 3,604,430 1,298,784,262
PTC, Inc.
(a)(b)
....................... 1,337,517 247,882,026
Roper Technologies, Inc.
(a)
.............. 1,192,927 641,472,636
Salesforce, Inc. ..................... 10,788,405 3,143,417,565
ServiceNow, Inc.
(a)(b)
.................. 2,293,794 2,140,086,864
Synopsys, Inc.
(b)
.................... 1,706,359 876,403,046
Tyler Technologies, Inc.
(b)
.............. 474,836 287,555,933
54,310,581,697
Specialized REITs — 1.0%
American Tower Corp. ................ 5,200,035 1,110,415,474
Crown Castle, Inc. ................... 4,838,289 520,067,685
Digital Realty Trust, Inc. ............... 3,426,487 610,702,778
Equinix, Inc. ....................... 1,056,931 959,777,902
Extra Space Storage, Inc. .............. 2,359,057 385,234,008
Iron Mountain, Inc.
(a)
.................. 3,265,265 404,011,238
Public Storage ...................... 1,753,589 577,035,996
SBA Communications Corp. ............ 1,197,112 274,701,291
VICI Properties, Inc. .................. 11,658,502 370,274,024
Weyerhaeuser Co.
(a)
.................. 8,097,567 252,320,188
5,464,540,584
Specialty Retail — 1.9%
AutoZone, Inc.
(b)
.................... 190,078 571,944,702
Best Buy Co., Inc. ................... 2,185,478 197,632,776
CarMax, Inc.
(a)(b)
..................... 1,737,263 125,743,096
Home Depot, Inc. (The) ............... 11,039,742 4,346,898,412
Lowe's Cos., Inc. .................... 6,344,356 1,661,142,731
O'Reilly Automotive, Inc.
(b)
.............. 645,471 744,318,429
Ross Stores, Inc. .................... 3,713,525 518,853,713
TJX Cos., Inc. (The) .................. 12,582,264 1,422,173,300
Tractor Supply Co. ................... 1,201,252 318,944,419
Ulta Beauty, Inc.
(a)(b)
.................. 531,005 195,930,225
10,103,581,803
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. ........................ 169,267,307 38,239,177,324
Dell Technologies, Inc. , Class C .......... 3,202,620 395,939,911
Hewlett Packard Enterprise Co. .......... 14,469,281 282,006,287
HP, Inc. .......................... 10,894,066 386,957,224
NetApp, Inc. ....................... 2,287,919 263,819,940
Seagate Technology Holdings plc ......... 2,337,633 234,628,224

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a)(b)
........... 5,579,960 $ 162,432,636
Western Digital Corp.
(b)
................ 3,635,233 237,417,067
40,202,378,613
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(b)
............... 1,697,313 273,080,688
Lululemon Athletica, Inc.
(a)(b)
............. 1,280,408 381,433,543
NIKE, Inc. , Class B .................. 13,375,905 1,031,683,553
Ralph Lauren Corp. , Class A ............ 446,372 88,350,410
Tapestry, Inc. ....................... 2,562,937 121,611,361
1,896,159,555
Tobacco — 0.6%
Altria Group, Inc. .................... 18,995,127 1,034,474,616
Philip Morris International, Inc. ........... 17,310,008 2,297,038,062
3,331,512,678
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 6,374,718 498,375,453
United Rentals, Inc. .................. 740,953 602,246,599
WW Grainger, Inc. ................... 494,369 548,368,926
1,648,990,978
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,169,157 299,582,273
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 5,456,248 1,217,616,304
Total Long-Term Investments — 99.7%
(Cost: $458,235,774,641) ........................... 537,006,498,891
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(e)
.................. 2,326,759,024 $ 2,328,387,754
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.83% ................... 1,104,755,421 1,104,755,421
Total Short-Term Securities — 0.7%
(Cost: $3,431,058,199) ............................ 3,433,143,175
Total Investments — 100.4%
(Cost: $461,666,832,840 ) ........................... 540,439,642,066
Liabilities in Excess of Other Assets — (0.4)% ............. (2,007,046,316)
Net Assets — 100.0% ...............................
$ 538,432,595,750
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,889 12/20/24 $ 1,402,776 $ 9,643,343

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Core S&P 500 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 537,006,498,891 $ — $ — $ 537,006,498,891
Short-Term Securities
Money Market Funds ...................................... 3,433,143,175 — — 3,433,143,175
$ 540,439,642,066 $ — $ — $ 540,439,642,066
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 9,643,343 $ — $ — $ 9,643,343
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
AAR Corp.
(a)
....................... 889,348 $ 52,204,728
AeroVironment, Inc.
(a)(b)
................ 672,207 144,497,617
AerSale Corp.
(a)(b)
.................... 862,159 4,543,578
Archer Aviation, Inc. , Class A
(a)(b)
.......... 6,067,247 19,111,828
Astronics Corp.
(a)
.................... 743,568 12,930,648
Byrna Technologies, Inc.
(a)(b)
............. 436,789 6,294,129
Cadre Holdings, Inc. .................. 669,706 23,285,678
Ducommun, Inc.
(a)
................... 358,108 21,053,169
Eve Holding, Inc.
(a)(b)
.................. 582,771 1,794,935
Intuitive Machines, Inc. , Class A
(a)(b)
........ 732,804 5,715,871
Kratos Defense & Security Solutions, Inc.
(a)(b)
. 3,810,256 86,569,016
Leonardo DRS, Inc.
(a)(b)
................ 1,888,591 56,789,931
Mercury Systems, Inc.
(a)(b)
.............. 1,416,880 45,836,068
Moog, Inc. , Class A .................. 738,363 139,255,262
National Presto Industries, Inc. ........... 130,368 9,377,370
Park Aerospace Corp. ................. 467,529 6,325,667
Redwire Corp.
(a)(b)
.................... 601,887 4,628,511
Rocket Lab USA, Inc.
(a)(b)
............... 8,942,157 95,681,080
Triumph Group, Inc.
(a)(b)
................ 1,893,676 26,208,476
V2X, Inc.
(a)
........................ 315,147 19,413,055
Virgin Galactic Holdings, Inc.
(a)(b)
.......... 520,472 3,419,501
VirTra , Inc.
(a)(b)
...................... 291,062 1,775,478
786,711,596
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)(b)
...... 1,321,190 22,777,316
Forward Air Corp.
(b)
.................. 641,413 22,661,121
Hub Group, Inc. , Class A ............... 1,578,815 68,504,783
Radiant Logistics, Inc.
(a)(b)
.............. 879,626 5,849,513
119,792,733
Automobile Components — 1.1%
Adient plc
(a)(b)
....................... 2,360,447 46,099,530
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
............................ 3,005,612 16,981,708
Cooper-Standard Holdings, Inc.
(a)(b)
........ 415,616 5,215,981
Dana, Inc. ......................... 3,414,046 26,185,733
Dorman Products, Inc.
(a)
............... 671,776 76,602,617
Fox Factory Holding Corp.
(a)(b)
........... 1,087,152 39,126,601
Gentherm , Inc.
(a)
.................... 800,031 33,561,301
Goodyear Tire & Rubber Co. (The)
(a)(b)
...... 7,328,712 58,702,983
Holley, Inc.
(a)(b)
...................... 1,125,410 2,914,812
LCI Industries ...................... 638,276 71,027,353
Luminar Technologies, Inc. , Class A
(a)(b)
..... 8,552,417 6,631,544
Modine Manufacturing Co.
(a)(b)
........... 1,333,267 157,018,855
Patrick Industries, Inc. ................ 561,501 70,737,896
Phinia , Inc. ........................ 1,115,466 51,958,406
Solid Power, Inc. , Class A
(a)(b)
............ 3,981,885 4,698,624
Standard Motor Products, Inc. ........... 522,565 16,821,367
Stoneridge, Inc.
(a)
.................... 684,784 4,786,640
Visteon Corp.
(a)
..................... 700,592 63,228,428
XPEL, Inc.
(a)(b)(c)
..................... 645,516 24,897,552
777,197,931
Automobiles — 0.1%
Canoo , Inc. , Class A
(a)(b)
............... 1,493,243 1,130,385
Livewire Group, Inc.
(a)(b)
................ 400,662 2,367,913
Winnebago Industries, Inc. ............. 736,255 41,259,730
44,758,028
Banks — 10.3%
1st Source Corp. .................... 520,198 30,811,328
ACNB Corp. ....................... 227,772 9,566,424
Amalgamated Financial Corp. ........... 549,838 18,235,377
Amerant Bancorp, Inc. , Class A .......... 843,398 17,981,245
Security
Shares
Shares Value
Banks (continued)
Ameris Bancorp ..................... 1,714,393 $ 106,275,222
Ames National Corp. ................. 256,954 4,366,933
Arrow Financial Corp. ................. 456,673 13,033,447
Associated Banc-Corp. ................ 3,886,883 92,274,602
Atlantic Union Bankshares Corp. ......... 2,207,489 83,443,084
Axos Financial , Inc.
(a)(b)
................ 1,418,248 96,043,755
Banc of California, Inc. ................ 3,494,915 53,681,894
BancFirst Corp. ..................... 521,832 56,728,357
Bancorp, Inc. (The)
(a)(b)
................ 1,245,706 62,609,184
Bank First Corp. .................... 259,812 23,905,302
Bank of Hawaii Corp. ................. 945,019 68,258,722
Bank of Marin Bancorp ................ 464,609 10,318,966
Bank of NT Butterfield & Son Ltd. (The) ..... 1,265,415 46,276,227
Bank7 Corp. ....................... 117,894 4,945,653
BankUnited, Inc. .................... 1,803,885 63,749,296
Bankwell Financial Group, Inc. ........... 183,391 5,228,477
Banner Corp. ...................... 819,978 52,511,391
Bar Harbor Bankshares ............... 463,236 14,893,037
BayCom Corp. ..................... 317,855 7,898,697
BCB Bancorp, Inc. ................... 456,651 5,543,743
Berkshire Hills Bancorp, Inc. ............ 955,989 26,031,580
Blue Foundry Bancorp
(a)(b)
.............. 613,617 6,031,855
Bridgewater Bancshares, Inc.
(a)(b)
......... 543,252 7,931,479
Brookline Bancorp, Inc. ................ 2,191,696 24,656,580
Burke & Herbert Financial Services Corp. ... 347,154 21,988,734
Business First Bancshares, Inc. .......... 662,452 17,349,618
Byline Bancorp, Inc. .................. 913,928 24,593,803
Cadence Bank ..................... 3,889,500 130,025,985
California Bancorp
(a)(b)
................. 557,476 8,128,000
Camden National Corp. ............... 437,746 18,363,445
Capital Bancorp, Inc. ................. 279,778 7,064,395
Capital City Bank Group, Inc. ............ 385,841 13,504,435
Capitol Federal Financial, Inc. ........... 3,225,738 20,789,881
Carter Bankshares , Inc.
(a)
.............. 614,075 11,298,980
Cathay General Bancorp ............... 1,584,800 72,869,104
Central Pacific Financial Corp. ........... 535,366 14,422,760
Chemung Financial Corp. .............. 109,413 5,227,753
ChoiceOne Financial Services, Inc. ........ 219,493 7,280,583
Citizens & Northern Corp. .............. 416,628 7,882,602
Citizens Financial Services, Inc. .......... 117,787 6,865,804
City Holding Co. .................... 373,936 43,600,938
Civista Bancshares, Inc. ............... 453,439 9,236,552
CNB Financial Corp. .................. 608,094 15,433,426
Coastal Financial Corp.
(a)(b)
............. 327,915 20,655,366
Colony Bankcorp , Inc. ................ 512,334 7,792,600
Columbia Financial, Inc.
(a)(b)
............. 746,231 12,745,625
Community Financial System, Inc. ........ 1,287,934 78,744,285
Community Trust Bancorp, Inc. .......... 457,043 23,674,827
Community West Bancshares ........... 475,638 8,913,456
ConnectOne Bancorp, Inc. ............. 990,378 24,006,763
CrossFirst Bankshares , Inc.
(a)
............ 1,285,280 20,178,896
Customers Bancorp, Inc.
(a)
.............. 758,149 34,973,413
CVB Financial Corp. .................. 3,403,417 66,128,392
Dime Community Bancshares, Inc. ........ 926,906 27,872,063
Eagle Bancorp, Inc. .................. 742,154 19,451,856
Eastern Bankshares , Inc. .............. 5,002,093 81,684,179
Enterprise Bancorp, Inc. ............... 280,297 9,000,337
Enterprise Financial Services Corp. ....... 985,104 51,934,683
Equity Bancshares, Inc. , Class A ......... 426,548 18,124,025
Esquire Financial Holdings, Inc. .......... 189,734 12,632,490
ESSA Bancorp, Inc. .................. 220,784 4,155,155
Farmers & Merchants Bancorp, Inc. ....... 354,879 9,620,770
Farmers National Banc Corp. ............ 1,044,154 14,367,559
FB Financial Corp. ................... 967,864 47,618,909
Fidelity D&D Bancorp, Inc. .............. 126,218 6,626,445

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Financial Institutions, Inc. .............. 435,924 $ 10,466,535
First Bancorp ...................... 4,792,745 115,661,488
First Bancorp, Inc. (The) ............... 298,988 7,743,789
First Bancshares, Inc. (The) ............. 831,011 27,813,938
First Bank ......................... 624,884 8,848,357
First Busey Corp. .................... 1,479,632 35,969,854
First Business Financial Services, Inc. ...... 228,144 9,764,563
First Commonwealth Financial Corp. ....... 2,604,546 42,818,736
First Community Bankshares , Inc. ........ 469,216 19,453,695
First Financial Bancorp ................ 2,389,412 61,121,159
First Financial Bankshares , Inc. .......... 3,355,230 121,258,012
First Financial Corp. .................. 353,809 15,199,635
First Financial Northwest, Inc. ........... 193,754 4,359,465
First Foundation, Inc.
(b)
................ 1,596,406 10,743,812
First Internet Bancorp ................. 224,030 7,834,329
First Interstate BancSystem , Inc. , Class A ... 2,102,026 64,742,401
First Merchants Corp. ................. 1,566,015 58,020,856
First Mid Bancshares, Inc. .............. 664,491 25,350,332
First of Long Island Corp. (The) .......... 699,436 8,795,408
First Western Financial, Inc.
(a)(b)
.......... 223,356 4,245,998
Five Star Bancorp ................... 476,344 14,328,428
Flagstar Financial, Inc.
(b)
............... 6,518,710 65,969,345
Flushing Financial Corp. ............... 733,205 11,492,988
FS Bancorp, Inc. .................... 189,065 8,273,484
Fulton Financial Corp. ................. 4,213,005 76,297,521
FVCBankcorp , Inc.
(a)(b)
................ 417,356 5,436,062
German American Bancorp, Inc. .......... 809,165 32,763,091
Glacier Bancorp, Inc. ................. 2,939,207 153,279,645
Great Southern Bancorp, Inc. ............ 254,704 14,439,170
Greene County Bancorp, Inc. ............ 184,346 5,161,688
Guaranty Bancshares, Inc. ............. 229,994 7,557,603
Hancock Whitney Corp. ............... 2,242,158 116,771,589
Hanmi Financial Corp. ................ 663,653 15,177,744
HarborOne Bancorp, Inc. .............. 1,080,882 12,830,069
HBT Financial, Inc. ................... 402,411 8,595,499
Heartland Financial USA, Inc. ........... 1,109,673 66,025,544
Heritage Commerce Corp. .............. 1,824,477 17,715,672
Heritage Financial Corp. ............... 870,216 20,006,266
Hilltop Holdings, Inc. .................. 1,285,279 39,368,096
Hingham Institution for Savings (The)
(b)
..... 43,635 11,062,345
Home Bancorp, Inc. .................. 208,960 9,852,464
Home BancShares , Inc. ............... 4,888,411 133,404,736
HomeStreet , Inc. .................... 490,007 4,437,013
HomeTrust Bancshares, Inc. ............ 442,398 14,665,494
Hope Bancorp, Inc. .................. 3,004,109 37,220,911
Horizon Bancorp, Inc. ................. 1,233,471 19,760,205
Independent Bank Corp. ............... 1,635,900 85,703,686
Independent Bank Group, Inc. ........... 934,220 54,521,079
International Bancshares Corp. .......... 1,422,635 87,150,620
Investar Holding Corp. ................ 238,528 4,978,079
John Marshall Bancorp, Inc. ............ 316,469 6,753,448
Kearny Financial Corp. ................ 1,658,703 11,594,334
Lakeland Financial Corp. ............... 650,903 42,354,258
LCNB Corp. ....................... 328,340 5,151,655
LINKBANCORP, Inc. ................. 407,071 2,916,664
Live Oak Bancshares, Inc. .............. 897,340 35,633,371
Mercantile Bank Corp. ................ 474,813 20,350,485
Metrocity Bankshares , Inc. ............. 537,928 15,911,910
Metropolitan Bank Holding Corp.
(a)(b)
....... 283,154 15,148,739
Mid Penn Bancorp, Inc. ................ 435,991 13,772,956
Middlefield Banc Corp. ................ 183,454 5,180,741
Midland States Bancorp, Inc. ............ 523,602 12,990,566
MidWestOne Financial Group, Inc. ........ 436,329 12,627,361
MVB Financial Corp. ................. 305,763 5,806,439
National Bank Holdings Corp. , Class A ..... 881,455 39,630,217
Security
Shares
Shares Value
Banks (continued)
National Bankshares , Inc. .............. 163,994 $ 4,686,949
NB Bancorp, Inc.
(a)(b)
.................. 1,134,939 21,438,998
NBT Bancorp, Inc. ................... 1,158,725 51,540,088
Nicolet Bankshares , Inc. ............... 368,441 37,466,765
Northeast Bank
(b)
.................... 196,977 17,503,376
Northeast Community Bancorp, Inc. ....... 371,831 9,652,733
Northfield Bancorp, Inc. ............... 1,141,503 13,435,490
Northrim BanCorp , Inc. ................ 163,249 10,655,262
Northwest Bancshares, Inc. ............. 3,265,192 43,394,402
Norwood Financial Corp. ............... 183,958 5,395,488
Oak Valley Bancorp .................. 190,707 5,149,089
OceanFirst Financial Corp. ............. 1,524,738 27,750,232
OFG Bancorp ...................... 1,167,707 47,023,561
Old National Bancorp ................. 8,151,579 156,999,412
Old Second Bancorp, Inc. .............. 1,275,012 20,935,697
Orange County Bancorp, Inc. ............ 140,302 7,424,782
Origin Bancorp, Inc. .................. 817,961 25,675,796
Orrstown Financial Services, Inc. ......... 556,736 20,844,196
Pacific Premier Bancorp, Inc. ............ 2,388,959 60,942,344
Park National Corp. .................. 378,472 65,392,392
Parke Bancorp, Inc. .................. 328,326 6,934,245
Pathward Financial, Inc.
(b)
.............. 637,998 45,144,738
PCB Bancorp ...................... 342,342 6,425,759
Peapack-Gladstone Financial Corp. ....... 494,796 15,902,743
Peoples Bancorp of North Carolina, Inc. .... 133,988 3,450,191
Peoples Bancorp, Inc. ................ 979,979 30,163,754
Peoples Financial Services Corp. ......... 239,265 11,164,105
Pioneer Bancorp, Inc.
(a)
................ 297,906 3,336,547
Plumas Bancorp .................... 152,648 6,336,418
Ponce Financial Group, Inc.
(a)(b)
.......... 492,924 5,545,395
Preferred Bank ..................... 200,051 16,878,303
Premier Financial Corp. ............... 1,023,378 25,236,501
Primis Financial Corp. ................. 616,307 6,921,128
Princeton Bancorp, Inc. ................ 140,672 4,940,401
Provident Bancorp, Inc.
(a)(b)
............. 320,962 3,328,376
Provident Financial Services, Inc. ......... 2,976,427 55,599,656
QCR Holdings, Inc. .................. 458,499 36,267,271
RBB Bancorp ...................... 527,511 11,710,744
Red River Bancshares, Inc. ............. 120,429 6,288,802
Renasant Corp. ..................... 1,530,326 52,199,420
Republic Bancorp, Inc. , Class A .......... 240,223 16,215,053
S&T Bancorp, Inc. ................... 956,541 36,329,427
Sandy Spring Bancorp, Inc. ............. 1,199,084 40,337,186
Seacoast Banking Corp. of Florida ........ 2,170,778 57,959,773
ServisFirst Bancshares, Inc. ............ 1,307,085 108,671,047
Shore Bancshares, Inc. ................ 845,692 12,296,362
Sierra Bancorp ..................... 384,619 10,923,180
Simmons First National Corp. , Class A ..... 3,216,179 74,615,353
SmartFinancial , Inc. .................. 463,632 15,374,037
South Plains Financial, Inc. ............. 372,769 12,562,315
Southern First Bancshares, Inc.
(a)
......... 205,034 7,834,349
Southern Missouri Bancorp, Inc. .......... 270,766 16,056,424
Southern States Bancshares, Inc. ......... 208,983 6,501,461
Southside Bancshares, Inc. ............. 766,921 24,848,240
SouthState Corp. .................... 1,970,309 192,164,237
Stellar Bancorp, Inc. .................. 1,317,628 35,865,834
Sterling Bancorp, Inc.
(a)(b)
............... 569,783 2,660,887
Stock Yards Bancorp, Inc. .............. 692,322 44,640,923
Texas Capital Bancshares, Inc.
(a)(b)
........ 1,196,433 92,065,519
Third Coast Bancshares, Inc.
(a)
........... 332,099 10,816,464
Timberland Bancorp, Inc. .............. 211,646 6,112,336
Tompkins Financial Corp. .............. 350,801 22,640,697
Towne Bank ....................... 1,882,273 61,211,518
TriCo Bancshares ................... 887,768 37,934,327
Triumph Financial, Inc.
(a)(b)
.............. 569,031 50,285,269

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
TrustCo Bank Corp. .................. 455,720 $ 15,029,646
Trustmark Corp. .................... 1,492,433 51,817,274
UMB Financial Corp. ................. 1,169,237 128,300,376
United Bankshares , Inc. ............... 3,487,344 131,403,122
United Community Banks, Inc. ........... 2,913,280 82,911,949
Unity Bancorp, Inc. ................... 219,567 8,492,852
Univest Financial Corp. ................ 856,218 23,828,547
USCB Financial Holdings, Inc. , Class A ..... 266,953 3,876,158
Valley National Bancorp ............... 11,111,764 105,228,405
Veritex Holdings, Inc. ................. 1,297,293 35,026,911
Virginia National Bankshares Corp. ........ 117,492 4,660,908
WaFd , Inc. ........................ 1,778,791 60,443,318
Washington Trust Bancorp, Inc. .......... 509,431 17,386,880
WesBanco , Inc. ..................... 1,526,784 48,017,357
West BanCorp , Inc. .................. 465,588 10,042,733
Westamerica Bancorp ................ 648,452 33,408,247
WSFS Financial Corp. ................ 1,459,191 71,748,421
6,965,969,262
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 1,350,437 14,800,789
MGP Ingredients, Inc.
(b)
................ 361,995 17,390,240
National Beverage Corp. ............... 604,011 27,295,257
Primo Water Corp. ................... 4,078,347 106,975,042
Vita Coco Co., Inc. (The)
(a)(b)
............ 1,004,696 29,749,049
196,210,377
Biotechnology — 8.9%
2seventy bio, Inc.
(a)(b)
................. 1,293,121 5,612,145
4D Molecular Therapeutics, Inc.
(a)(b)
........ 1,308,552 10,481,502
89bio, Inc.
(a)
....................... 2,166,508 16,855,432
Absci Corp.
(a)(b)
..................... 2,112,300 8,111,232
ACADIA Pharmaceuticals, Inc.
(a)(b)
......... 3,066,790 44,744,466
ACELYRIN, Inc.
(a)(b)
.................. 1,888,366 10,725,919
Achieve Life Sciences, Inc.
(a)(b)
........... 831,633 3,892,042
Acrivon Therapeutics, Inc.
(a)(b)
............ 281,951 2,255,608
Actinium Pharmaceuticals, Inc.
(a)(b)
........ 778,303 1,400,945
Acumen Pharmaceuticals , Inc.
(a)(b)
......... 1,009,063 2,906,101
ADC Therapeutics SA
(a)(b)
.............. 2,000,180 5,640,508
ADMA Biologics, Inc.
(a)
................ 5,797,630 94,559,345
Adverum Biotechnologies, Inc.
(a)(b)
......... 543,653 3,965,949
Aerovate Therapeutics, Inc.
(a)(b)
........... 450,263 1,103,144
Agenus, Inc.
(a)(b)
..................... 523,976 2,200,699
Agios Pharmaceuticals, Inc.
(a)
........... 1,454,225 64,611,217
Akebia Therapeutics, Inc.
(a)(b)
............ 5,530,325 9,180,339
Akero Therapeutics, Inc.
(a)(b)
............. 1,744,311 53,777,108
Aldeyra Therapeutics, Inc.
(a)(b)
............ 1,296,318 6,818,633
Alector , Inc.
(a)(b)
..................... 2,098,341 10,323,838
Alkermes plc
(a)(b)
..................... 4,203,627 108,033,214
Allogene Therapeutics, Inc.
(a)(b)
........... 3,316,179 8,472,837
Altimmune , Inc.
(a)(b)
................... 1,830,974 12,340,765
ALX Oncology Holdings, Inc.
(a)(b)
.......... 867,199 1,240,095
Amicus Therapeutics, Inc.
(a)(b)
............ 7,531,214 86,006,464
AnaptysBio , Inc.
(a)(b)
.................. 503,129 10,882,680
Anavex Life Sciences Corp.
(a)(b)
.......... 1,946,169 12,883,639
Anika Therapeutics, Inc.
(a)
.............. 348,950 5,970,535
Annexon , Inc.
(a)(b)
.................... 2,467,201 18,059,911
Apogee Therapeutics, Inc.
(a)(b)
........... 977,045 50,845,422
Applied Therapeutics, Inc.
(a)(b)
............ 2,486,153 21,977,593
Arbutus Biopharma Corp.
(a)(b)
............ 3,744,715 14,398,429
Arcellx , Inc.
(a)(b)
..................... 1,109,638 93,509,194
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 593,781 10,527,737
Arcus Biosciences, Inc.
(a)(b)
............. 1,389,657 21,261,752
Arcutis Biotherapeutics, Inc.
(a)(b)
.......... 2,748,081 22,836,553
Ardelyx , Inc.
(a)(b)
..................... 5,974,933 35,072,857
Security
Shares
Shares Value
Biotechnology (continued)
ArriVent Biopharma, Inc.
(a)(b)
............. 711,173 $ 20,865,816
Arrowhead Pharmaceuticals, Inc.
(a)(b)
....... 3,071,543 59,065,772
ARS Pharmaceuticals, Inc.
(a)(b)
........... 1,274,086 18,754,546
Artiva Biotherapeutics, Inc.
(a)(b)
........... 295,208 2,993,409
Astria Therapeutics, Inc.
(a)(b)
............. 1,156,866 12,933,762
Atossa Therapeutics, Inc.
(a)(b)
............ 3,268,268 4,510,210
Aura Biosciences, Inc.
(a)(b)
.............. 1,133,224 11,830,859
Aurinia Pharmaceuticals, Inc.
(a)(b)
......... 3,436,810 24,779,400
Avid Bioservices , Inc.
(a)(b)
............... 1,584,621 15,782,825
Avidity Biosciences, Inc.
(a)(b)
............. 2,778,304 117,411,127
Avita Medical, Inc.
(a)(b)
................. 656,684 6,632,508
Beam Therapeutics, Inc.
(a)(b)
............. 1,965,935 43,073,636
BioCryst Pharmaceuticals, Inc.
(a)(b)
........ 5,293,668 42,402,281
Biohaven Ltd.
(a)(b)
.................... 1,936,525 96,361,484
Biomea Fusion, Inc.
(a)(b)
................ 718,868 6,735,793
Black Diamond Therapeutics, Inc.
(a)(b)
...... 1,030,064 2,822,375
Bluebird Bio, Inc.
(a)(b)
.................. 5,005,404 2,322,507
Blueprint Medicines Corp.
(a)(b)
............ 1,618,763 141,657,950
Boundless Bio, Inc.
(a)(b)
................ 185,641 542,072
Bridgebio Pharma, Inc.
(a)(b)
.............. 3,615,746 84,644,614
C4 Therapeutics, Inc.
(a)(b)
............... 1,534,793 8,180,447
Cabaletta Bio , Inc.
(a)(b)
................. 1,116,866 3,964,874
Candel Therapeutics, Inc.
(a)(b)
............ 511,782 2,702,209
Capricor Therapeutics, Inc.
(a)(b)
........... 665,600 13,378,560
Cardiff Oncology, Inc.
(a)(b)
............... 956,644 2,984,729
CareDx , Inc.
(a)(b)
..................... 1,309,504 28,979,324
Cargo Therapeutics, Inc.
(a)(b)
............. 872,281 17,009,479
Caribou Biosciences, Inc.
(a)(b)
............ 2,179,265 4,271,359
Cartesian Therapeutics, Inc.
(a)(b)
.......... 177,734 3,519,133
Catalyst Pharmaceuticals, Inc.
(a)
.......... 2,868,368 62,530,422
Celcuity , Inc.
(a)(b)
..................... 683,201 10,589,615
Celldex Therapeutics, Inc.
(a)(b)
............ 1,660,146 43,263,405
Century Therapeutics, Inc.
(a)(b)
........... 1,026,978 1,181,025
CervoMed , Inc.
(a)(b)
................... 127,944 1,746,436
CG oncology, Inc.
(a)(b)
................. 1,217,856 43,270,424
Cibus , Inc.
(a)(b)
...................... 382,284 1,525,313
Climb Bio, Inc.
(a)(b)
................... 723,541 2,767,544
Cogent Biosciences, Inc.
(a)(b)
............ 2,374,446 27,282,385
Coherus Biosciences, Inc.
(a)(b)
............ 2,848,045 2,121,794
Compass Therapeutics, Inc.
(a)(b)
.......... 2,515,894 4,126,066
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
... 269,243 4,297,118
Crinetics Pharmaceuticals, Inc.
(a)(b)
........ 2,255,048 126,192,486
Cullinan Therapeutics, Inc.
(a)(b)
........... 1,338,420 20,812,431
Cytokinetics, Inc.
(a)(b)
.................. 2,939,601 149,919,651
Day One Biopharmaceuticals, Inc.
(a)(b)
...... 1,329,139 19,564,926
Denali Therapeutics, Inc.
(a)(b)
............ 3,193,526 82,903,935
Design Therapeutics, Inc.
(a)(b)
............ 809,268 4,240,564
Dianthus Therapeutics, Inc.
(a)(b)
........... 618,246 17,224,334
Disc Medicine, Inc.
(a)
.................. 511,179 22,911,043
Dynavax Technologies Corp.
(a)(b)
.......... 3,387,674 40,143,937
Dyne Therapeutics, Inc.
(a)(b)
............. 2,085,007 60,173,302
Editas Medicine, Inc.
(a)(b)
............... 2,152,572 6,242,459
Elevation Oncology, Inc.
(a)(b)
............. 1,316,466 756,046
Enanta Pharmaceuticals, Inc.
(a)(b)
......... 524,379 5,896,642
Entrada Therapeutics, Inc.
(a)(b)
........... 634,828 10,880,952
Erasca , Inc.
(a)(b)
..................... 4,437,592 11,493,363
Fate Therapeutics, Inc.
(a)(b)
.............. 2,582,631 6,120,835
Fennec Pharmaceuticals, Inc.
(a)(b)
......... 559,371 2,438,858
Fibrobiologics , Inc.
(a)(b)
................. 627,676 1,895,582
Foghorn Therapeutics, Inc.
(a)(b)
........... 618,263 4,711,164
Galectin Therapeutics, Inc.
(a)(b)
........... 372,101 919,089
Generation Bio Co.
(a)(b)
................ 1,249,357 2,723,598
Geron Corp.
(a)(b)
..................... 14,961,284 61,490,877
Greenwich Lifesciences, Inc.
(a)(b)
.......... 141,696 1,905,811
Gyre Therapeutics, Inc.
(a)(b)
............. 145,634 2,082,566

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.
(a)(b)
.......... 3,211,075 $ 162,384,063
Heron Therapeutics, Inc.
(a)(b)
............. 3,037,660 5,285,528
HilleVax , Inc.
(a)(b)
.................... 807,943 1,462,377
Humacyte , Inc.
(a)(b)
................... 2,306,743 11,649,052
Ideaya Biosciences , Inc.
(a)(b)
............. 2,142,040 60,298,426
IGM Biosciences, Inc.
(a)(b)
.............. 401,289 6,878,093
ImmunityBio , Inc.
(a)(b)
.................. 3,739,652 19,483,587
Immunome, Inc.
(a)(b)
.................. 1,335,442 15,317,520
Immunovant , Inc.
(a)(b)
.................. 1,499,412 43,872,795
Inhibrx Biosciences, Inc.
(a)(b)
............. 268,624 4,306,043
Inmune Bio, Inc.
(a)(b)
.................. 310,909 1,818,818
Inovio Pharmaceuticals , Inc.
(a)(b)
.......... 681,404 3,597,813
Inozyme Pharma, Inc.
(a)(b)
.............. 1,332,588 5,716,803
Insmed , Inc.
(a)(b)
..................... 4,042,087 271,951,613
Intellia Therapeutics, Inc.
(a)(b)
............ 2,472,927 35,165,022
Invivyd , Inc.
(a)(b)
..................... 1,604,111 1,431,669
Iovance Biotherapeutics, Inc.
(a)(b)
.......... 6,527,347 68,145,503
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 3,624,118 14,315,266
iTeos Therapeutics, Inc.
(a)(b)
............. 671,531 5,674,437
Janux Therapeutics, Inc.
(a)(b)
............. 722,588 39,012,526
Jasper Therapeutics, Inc.
(a)(b)
............ 296,675 6,283,577
KalVista Pharmaceuticals , Inc.
(a)(b)
......... 976,652 10,030,216
Keros Therapeutics, Inc.
(a)(b)
............. 756,550 43,910,162
Kiniksa Pharmaceuticals International plc
(a)(b)
. 968,272 21,873,264
Kodiak Sciences, Inc.
(a)
................ 802,624 3,049,971
Korro Bio, Inc.
(a)(b)
.................... 157,925 9,080,688
Krystal Biotech , Inc.
(a)(b)
................ 638,218 110,111,752
Kura Oncology, Inc.
(a)(b)
................ 1,874,727 31,345,435
Kymera Therapeutics, Inc.
(a)(b)
........... 1,148,808 53,040,465
Kyverna Therapeutics, Inc.
(a)(b)
........... 451,759 2,159,408
Larimar Therapeutics, Inc.
(a)(b)
............ 1,095,985 9,014,477
LENZ Therapeutics, Inc.
(b)
.............. 325,226 8,768,093
Lexeo Therapeutics, Inc.
(a)(b)
............. 595,877 4,707,428
Lexicon Pharmaceuticals , Inc.
(a)(b)
......... 2,963,966 5,779,734
Lineage Cell Therapeutics, Inc.
(a)(b)
........ 3,684,588 3,062,998
Lyell Immunopharma , Inc.
(a)(b)
............ 4,286,388 4,116,218
MacroGenics , Inc.
(a)
.................. 1,588,856 5,815,213
Madrigal Pharmaceuticals , Inc.
(a)(b)
........ 451,863 117,186,150
MannKind Corp.
(a)(b)
.................. 6,787,733 47,989,272
MeiraGTx Holdings plc
(a)(b)
.............. 972,636 5,388,403
Mersana Therapeutics, Inc.
(a)
............ 2,966,700 5,369,727
Metagenomi , Inc.
(a)(b)
.................. 163,172 321,449
MiMedx Group, Inc.
(a)(b)
................ 2,997,463 20,532,622
Mineralys Therapeutics, Inc.
(a)(b)
.......... 744,624 9,963,069
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 1,006,384 38,705,529
Monte Rosa Therapeutics, Inc.
(a)(b)
........ 1,027,710 8,735,535
Myriad Genetics, Inc.
(a)(b)
............... 2,304,071 50,597,399
Neurogene , Inc.
(a)(b)
.................. 265,755 11,695,878
Nkarta , Inc.
(a)(b)
..................... 1,373,111 4,229,182
Novavax, Inc.
(a)(b)
.................... 3,640,153 34,981,870
Nurix Therapeutics, Inc.
(a)(b)
............. 1,642,282 40,367,292
Nuvalent , Inc. , Class A
(a)(b)
.............. 892,219 78,952,459
Ocugen , Inc.
(a)(b)
..................... 6,653,124 6,060,996
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 1,019,091 11,750,119
Organogenesis Holdings, Inc. , Class A
(a)(b)
... 1,936,093 5,362,978
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 1,591,817 14,931,243
Outlook Therapeutics, Inc.
(a)(b)
........... 369,414 2,127,825
Ovid therapeutics, Inc.
(a)
............... 1,607,436 1,816,403
PDL BioPharma , Inc.
(a)(d)
............... 11,853 —
PepGen , Inc.
(a)(b)
.................... 396,779 2,626,677
Perspective Therapeutics, Inc.
(a)(b)
......... 1,393,938 16,462,408
Poseida Therapeutics, Inc.
(a)(b)
........... 1,707,922 4,047,775
Praxis Precision Medicines, Inc.
(a)(b)
........ 443,907 31,069,051
Precigen , Inc.
(a)(b)
.................... 3,361,278 2,649,359
Prelude Therapeutics, Inc.
(a)(b)
........... 358,702 430,442
Security
Shares
Shares Value
Biotechnology (continued)
Prime Medicine, Inc.
(a)(b)
............... 1,461,195 $ 5,669,437
ProKidney Corp. , Class A
(a)(b)
............ 2,443,806 3,910,090
Protagonist Therapeutics, Inc.
(a)
.......... 1,503,116 68,902,837
Prothena Corp. plc
(a)(b)
................. 1,086,121 18,464,057
PTC Therapeutics, Inc.
(a)(b)
.............. 1,961,095 78,286,912
Puma Biotechnology, Inc.
(a)(b)
............ 1,080,781 3,080,226
Pyxis Oncology, Inc.
(a)(b)
................ 1,231,472 4,384,040
Q32 Bio, Inc.
(a)(b)
.................... 155,361 7,337,700
RAPT Therapeutics, Inc.
(a)(b)
............. 730,794 1,549,283
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
. 6,121,458 38,687,615
REGENXBIO, Inc.
(a)(b)
................. 1,183,646 10,167,519
Regulus Therapeutics, Inc.
(a)(b)
........... 1,617,996 2,362,274
Relay Therapeutics, Inc.
(a)(b)
............. 2,564,443 14,450,636
Renovaro , Inc.
(a)(b)
................... 1,175,285 625,369
Replimune Group, Inc.
(a)(b)
.............. 1,562,260 18,372,178
REVOLUTION Medicines, Inc.
(a)(b)
......... 3,919,451 209,690,629
Rhythm Pharmaceuticals, Inc.
(a)(b)
......... 1,409,869 67,293,047
Rigel Pharmaceuticals, Inc.
(a)(b)
........... 462,770 6,307,555
Rocket Pharmaceuticals, Inc.
(a)(b)
......... 1,697,078 28,256,349
Sage Therapeutics, Inc.
(a)(b)
............. 1,392,482 8,466,291
Sana Biotechnology, Inc.
(a)(b)
............ 3,441,589 12,045,562
Savara , Inc.
(a)(b)
..................... 2,969,846 10,795,390
Scholar Rock Holding Corp.
(a)(b)
.......... 1,785,837 50,789,204
Sera Prognostics , Inc. , Class A
(a)(b)
........ 697,621 5,364,705
Shattuck Labs, Inc.
(a)(b)
................ 1,021,505 1,287,096
Skye Bioscience, Inc.
(a)(b)
............... 446,814 2,341,305
Soleno Therapeutics, Inc.
(a)(b)
............ 596,831 32,861,515
Solid Biosciences, Inc.
(a)(b)
.............. 599,428 3,308,843
SpringWorks Therapeutics, Inc.
(a)(b)
........ 1,772,083 53,392,861
Spyre Therapeutics, Inc.
(a)(b)
............. 884,877 28,785,049
Stoke Therapeutics, Inc.
(a)(b)
............. 912,015 11,272,505
Summit Therapeutics, Inc.
(a)(b)
............ 2,256,799 41,953,893
Sutro Biopharma , Inc.
(a)(b)
.............. 2,094,273 6,806,387
Syndax Pharmaceuticals, Inc.
(a)(b)
......... 2,127,335 40,121,538
Tango Therapeutics, Inc.
(a)(b)
............. 1,227,962 6,673,973
Taysha Gene Therapies, Inc.
(a)(b)
.......... 4,465,380 7,546,492
Tenaya Therapeutics, Inc.
(a)(b)
............ 1,428,719 2,743,140
TG Therapeutics, Inc.
(a)(b)
............... 3,591,360 89,999,482
Tourmaline Bio, Inc.
(a)
................. 591,155 15,086,276
Travere Therapeutics, Inc.
(a)(b)
........... 1,897,045 33,198,288
TScan Therapeutics, Inc.
(a)
............. 967,477 4,392,346
Twist Bioscience Corp.
(a)(b)
.............. 1,483,546 59,875,917
Tyra Biosciences, Inc.
(a)(b)
.............. 531,353 8,862,968
UroGen Pharma Ltd.
(a)(b)
............... 957,944 11,744,393
Vanda Pharmaceuticals , Inc.
(a)(b)
.......... 1,463,854 6,806,921
Vaxcyte , Inc.
(a)(b)
..................... 3,072,476 326,757,823
Vera Therapeutics, Inc. , Class A
(a)(b)
........ 1,003,613 40,525,893
Veracyte , Inc.
(a)(b)
.................... 1,976,865 66,699,425
Verastem , Inc.
(a)(b)
.................... 901,776 3,390,678
Vericel Corp.
(a)(b)
..................... 1,247,125 54,923,385
Verve Therapeutics, Inc.
(a)(b)
............. 1,831,838 10,496,432
Vir Biotechnology, Inc.
(a)
............... 2,313,017 17,324,497
Viridian Therapeutics, Inc.
(a)(b)
............ 1,604,235 34,603,349
Voyager Therapeutics, Inc.
(a)(b)
........... 1,206,285 8,238,927
Werewolf Therapeutics, Inc.
(a)(b)
.......... 676,891 1,729,457
X4 Pharmaceuticals, Inc.
(a)(b)
............ 4,195,788 2,098,733
XBiotech , Inc.
(a)(b)
.................... 450,934 3,273,781
Xencor , Inc.
(a)
...................... 1,520,688 31,949,655
XOMA Royalty Corp.
(a)(b)
............... 193,330 5,838,566
Y- mAbs Therapeutics, Inc.
(a)(b)
........... 951,950 13,812,795
Zentalis Pharmaceuticals, Inc.
(a)(b)
......... 1,432,675 3,911,203
Zura Bio Ltd. , Class A
(a)(b)
.............. 1,006,940 4,430,536
Zymeworks , Inc.
(a)(b)
.................. 1,422,876 19,493,401
6,041,030,701

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 558,377 $ 2,328,432
Groupon, Inc.
(b)
..................... 588,980 6,042,935
Savers Value Village, Inc.
(b)
............. 603,376 6,172,536
14,543,903
Building Products — 1.5%
American Woodmark Corp.
(a)
............ 400,976 36,372,533
Apogee Enterprises, Inc. ............... 570,624 42,705,500
AZZ, Inc. ......................... 754,131 57,449,700
Caesarstone Ltd.
(a)(b)
.................. 422,819 1,703,961
CSW Industrials, Inc. ................. 426,209 150,494,398
Gibraltar Industries, Inc.
(a)(b)
............. 777,400 52,466,726
Griffon Corp.
(b)
...................... 978,860 61,550,717
Insteel Industries, Inc. ................. 455,188 12,276,420
Janus International Group, Inc.
(a)(b)
........ 3,632,015 26,731,630
JELD-WEN Holding, Inc.
(a)(b)
............. 2,223,152 31,479,832
Masterbrand, Inc.
(a)
.................. 3,275,601 58,829,794
Quanex Building Products Corp. .......... 1,132,776 32,918,471
Resideo Technologies, Inc.
(a)(b)
........... 3,776,943 74,292,469
Tecnoglass , Inc.
(b)
................... 578,895 39,671,674
UFP Industries, Inc. .................. 1,562,228 191,122,973
Zurn Elkay Water Solutions Corp.
(b)
........ 3,700,210 133,577,581
1,003,644,379
Capital Markets — 1.8%
AlTi Global, Inc. , Class A
(a)(b)
............ 793,617 3,237,958
Artisan Partners Asset Management, Inc. , Class
A ............................ 1,625,092 71,666,557
B Riley Financial, Inc.
(b)
................ 537,789 3,170,266
BGC Group, Inc. , Class A .............. 8,446,764 79,146,179
Brightsphere Investment Group, Inc. ....... 738,524 19,489,648
Cohen & Steers, Inc. ................. 722,817 71,392,635
Diamond Hill Investment Group, Inc. ....... 77,842 11,747,915
DigitalBridge Group, Inc. , Class A
(b)
........ 4,120,097 64,644,322
Donnelley Financial Solutions, Inc.
(a)(b)
...... 670,898 39,140,189
Forge Global Holdings, Inc.
(a)(b)
........... 3,030,386 3,515,248
GCM Grosvenor, Inc. , Class A ........... 1,153,809 13,314,956
Hamilton Lane, Inc. , Class A ............ 987,867 177,460,428
MarketWise , Inc. , Class A .............. 739,678 429,013
Moelis & Co. , Class A ................. 1,470,957 97,671,545
Open Lending Corp. , Class A
(a)(b)
......... 2,616,245 14,650,972
P10, Inc. , Class A ................... 956,219 10,566,220
Patria Investments Ltd. , Class A .......... 1,461,413 17,010,847
Perella Weinberg Partners , Class C ....... 1,396,266 28,246,461
Piper Sandler Cos. ................... 455,251 129,127,394
PJT Partners, Inc. , Class A ............. 619,962 86,149,920
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 247,782 4,318,840
StepStone Group, Inc. , Class A .......... 1,617,186 97,241,394
StoneX Group, Inc.
(a)
................. 733,700 66,062,348
Value Line, Inc. ..................... 22,394 1,082,750
Victory Capital Holdings, Inc. , Class A ...... 1,090,615 65,360,557
Virtus Investment Partners, Inc. .......... 183,028 39,601,768
WisdomTree, Inc. .................... 3,658,580 37,866,303
1,253,312,633
Chemicals — 2.0%
AdvanSix , Inc. ...................... 657,406 18,650,608
American Vanguard Corp. .............. 662,863 3,466,773
Arcadium Lithium plc
(a)(b)
............... 27,846,894 150,094,759
Arq , Inc.
(a)(b)
........................ 626,785 3,672,960
ASP Isotopes, Inc.
(a)(b)
................. 1,306,962 9,135,664
Aspen Aerogels, Inc.
(a)(b)
............... 1,503,519 26,822,779
Avient Corp. ....................... 2,361,000 110,046,210
Balchem Corp. ..................... 831,311 139,103,270
Cabot Corp. ....................... 1,403,679 151,358,707
Security
Shares
Shares Value
Chemicals (continued)
Core Molding Technologies, Inc.
(a)
......... 182,088 $ 2,740,424
Ecovyst , Inc.
(a)(b)
..................... 2,955,209 19,681,692
Hawkins, Inc. ...................... 496,241 53,048,163
HB Fuller Co. ...................... 1,408,846 103,099,350
Ingevity Corp.
(a)(b)
.................... 933,711 39,019,783
Innospec, Inc. ...................... 635,224 68,464,443
Intrepid Potash, Inc.
(a)(b)
................ 276,317 6,932,793
Koppers Holdings, Inc. ................ 526,194 17,895,858
Kronos Worldwide, Inc. ................ 585,600 6,757,824
LSB Industries, Inc.
(a)(b)
................ 1,382,192 11,333,974
Mativ Holdings, Inc. .................. 1,385,993 21,413,592
Minerals Technologies, Inc. ............. 827,196 62,279,587
Northern Technologies International Corp. ... 151,104 1,920,532
Orion SA ......................... 1,474,993 22,110,145
Perimeter Solutions SA
(a)(b)
............. 3,440,724 45,692,815
PureCycle Technologies, Inc.
(a)(b)
.......... 3,170,023 41,273,699
Quaker Chemical Corp. ............... 360,760 54,684,001
Rayonier Advanced Materials, Inc.
(a)
....... 1,660,333 13,216,251
Sensient Technologies Corp. ............ 1,077,797 81,352,118
Stepan Co. ........................ 543,117 39,289,084
Tronox Holdings plc .................. 3,085,149 37,392,006
Valhi, Inc. ......................... 73,044 2,487,148
1,364,437,012
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. .................. 1,639,170 86,974,360
ACCO Brands Corp. .................. 2,391,679 11,719,227
ACV Auctions, Inc. , Class A
(a)(b)
........... 3,827,674 66,180,483
Aris Water Solutions, Inc. , Class A ........ 705,276 11,637,054
BrightView Holdings, Inc.
(a)(b)
............ 1,500,649 24,580,631
Brink's Co. (The) .................... 1,162,323 119,475,181
Casella Waste Systems, Inc. , Class A
(a)(b)
.... 1,583,010 154,945,019
CECO Environmental Corp.
(a)(b)
.......... 745,977 17,754,253
Cimpress plc
(a)(b)
.................... 448,117 30,924,554
CompX International, Inc. .............. 31,766 895,484
CoreCivic , Inc.
(a)
.................... 2,839,227 39,209,725
Deluxe Corp. ....................... 1,169,166 21,933,554
Driven Brands Holdings, Inc.
(a)(b)
.......... 1,535,273 22,798,804
Ennis, Inc. ........................ 615,283 12,527,162
Enviri Corp.
(a)
...................... 2,043,870 15,656,044
GEO Group, Inc. (The)
(a)
............... 3,217,149 48,836,322
Healthcare Services Group, Inc.
(a)
......... 1,874,122 20,559,118
HNI Corp. ......................... 1,229,378 60,583,748
Interface, Inc. ...................... 1,491,681 26,059,667
LanzaTech Global, Inc.
(a)(b)
.............. 2,679,343 4,528,090
Liquidity Services, Inc.
(a)
............... 527,956 11,393,290
Matthews International Corp. , Class A ...... 769,779 17,928,153
MillerKnoll , Inc. ..................... 1,811,543 40,506,101
Montrose Environmental Group, Inc.
(a)(b)
..... 819,516 21,610,637
NL Industries, Inc. ................... 211,867 1,586,884
OPENLANE, Inc.
(a)(b)
.................. 2,791,059 44,098,732
Perma -Fix Environmental Services, Inc.
(a)(b)
.. 354,742 4,760,638
Pitney Bowes, Inc. ................... 2,823,565 20,357,904
Quad/Graphics, Inc. , Class A
(b)
........... 783,654 4,976,203
Quest Resource Holding Corp.
(a)
.......... 314,390 2,452,242
Steelcase, Inc. , Class A ............... 2,430,312 29,236,653
UniFirst Corp. ...................... 387,583 69,691,299
Viad Corp.
(a)
....................... 542,550 20,313,072
Virco Mfg. Corp.
(b)
................... 289,483 4,061,446
VSE Corp.
(b)
....................... 410,635 42,139,364
1,132,891,098
Communications Equipment — 0.6%
(a)
ADTRAN Holdings, Inc. ............... 2,068,973 12,569,011
Applied Optoelectronics, Inc.
(b)
........... 954,020 14,901,792

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Aviat Networks, Inc.
(b)
................. 283,261 $ 5,792,687
Calix, Inc.
(b)
........................ 1,516,371 53,649,206
Clearfield, Inc.
(b)
..................... 314,847 11,312,453
CommScope Holding Co., Inc.
(b)
.......... 5,502,251 37,030,149
Digi International, Inc.
(b)
................ 916,050 26,537,969
Extreme Networks, Inc. ................ 3,257,173 48,629,593
Harmonic, Inc. ...................... 2,851,787 31,626,318
Infinera Corp.
(b)
..................... 5,220,910 35,084,515
NETGEAR, Inc. ..................... 723,278 15,854,254
NetScout Systems, Inc. ................ 1,803,883 37,935,659
Ribbon Communications, Inc.
(b)
.......... 2,350,271 8,366,965
Viasat , Inc.
(b)
....................... 3,187,975 30,604,560
Viavi Solutions, Inc.
(b)
................. 5,644,251 52,039,994
421,935,125
Construction & Engineering — 1.7%
Ameresco, Inc. , Class A
(a)(b)
............. 836,654 25,743,844
Arcosa , Inc.
(b)
...................... 1,246,607 116,732,279
Argan, Inc. ........................ 316,801 41,830,404
Bowman Consulting Group Ltd.
(a)(b)
........ 340,415 6,910,424
Centuri Holdings, Inc.
(a)(b)
............... 335,900 6,304,843
Concrete Pumping Holdings, Inc.
(a)
........ 595,089 3,302,744
Construction Partners, Inc. , Class A
(a)(b)
..... 1,105,191 87,011,687
Dycom Industries, Inc.
(a)(b)
.............. 733,802 127,923,703
Fluor Corp.
(a)
....................... 4,407,759 230,437,641
Granite Construction, Inc. .............. 1,138,802 95,716,308
Great Lakes Dredge & Dock Corp.
(a)
....... 1,662,271 18,999,758
IES Holdings, Inc.
(a)(b)
................. 213,054 46,587,453
Limbach Holdings, Inc.
(a)(b)
.............. 263,332 20,005,332
Matrix Service Co.
(a)(b)
................. 675,504 7,585,910
MYR Group, Inc.
(a)
................... 421,132 55,168,292
Northwest Pipe Co.
(a)
................. 237,308 10,652,756
Orion Group Holdings, Inc.
(a)(b)
........... 808,889 4,942,312
Primoris Services Corp.
(b)
.............. 1,389,739 87,025,456
Southland Holdings, Inc.
(a)
.............. 133,266 386,471
Sterling Infrastructure, Inc.
(a)(b)
........... 778,533 120,244,422
Tutor Perini Corp.
(a)(b)
................. 1,124,462 29,146,055
1,142,658,094
Construction Materials — 0.5%
Knife River Corp.
(a)
................... 1,462,576 142,337,896
Smith-Midland Corp.
(a)(b)
............... 110,672 3,807,117
Summit Materials, Inc. , Class A
(a)(b)
........ 3,140,971 148,913,435
United States Lime & Minerals, Inc.
(b)
...... 269,597 30,405,150
325,463,598
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)(b)
............ 141,337 5,256,323
Bread Financial Holdings, Inc. ........... 642,741 32,040,639
Consumer Portfolio Services, Inc.
(a)(b)
....... 210,819 2,110,298
Encore Capital Group, Inc.
(a)(b)
........... 617,924 28,226,768
Enova International, Inc.
(a)
.............. 658,197 57,203,901
FirstCash Holdings, Inc. ............... 993,371 102,784,097
Green Dot Corp. , Class A
(a)
............. 1,011,599 11,491,765
LendingClub Corp.
(a)
.................. 2,820,413 39,993,456
LendingTree, Inc.
(a)(b)
................. 260,287 14,844,168
Medallion Financial Corp. .............. 492,556 4,659,580
Moneylion , Inc.
(a)(b)
................... 224,318 9,638,945
Navient Corp. ...................... 2,171,029 30,893,743
Nelnet, Inc. , Class A
(b)
................. 383,808 43,255,162
NerdWallet, Inc. , Class A
(a)(b)
............ 1,034,287 15,193,676
OppFi , Inc. , Class A .................. 446,841 2,287,826
PRA Group, Inc.
(a)
................... 999,445 20,148,811
PROG Holdings, Inc. ................. 1,073,830 46,894,156
Regional Management Corp. ............ 220,796 6,341,261
Upstart Holdings, Inc.
(a)(b)
............... 1,983,744 96,568,658
Security
Shares
Shares Value
Consumer Finance (continued)
World Acceptance Corp.
(a)(b)
............. 91,703 $ 10,463,312
580,296,545
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) ................. 859,174 39,006,500
Chefs' Warehouse, Inc. (The)
(a)(b)
......... 902,425 36,024,806
HF Foods Group, Inc.
(a)(b)
............... 922,887 3,156,274
Ingles Markets, Inc. , Class A ............ 370,478 23,658,725
Natural Grocers by Vitamin Cottage, Inc. .... 256,470 7,022,149
PriceSmart , Inc. ..................... 640,961 53,251,040
SpartanNash Co. .................... 876,302 18,437,394
Sprouts Farmers Market, Inc.
(a)(b)
......... 2,597,784 333,633,399
United Natural Foods, Inc.
(a)(b)
........... 1,518,144 30,879,049
Village Super Market, Inc. , Class A ........ 219,034 6,251,230
Weis Markets, Inc.
(b)
.................. 418,868 26,342,608
577,663,174
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............ 3,672,136 13,513,461
Greif, Inc. , Class A, NVS ............... 659,505 41,179,492
Greif, Inc. , Class B ................... 122,602 8,205,752
Myers Industries, Inc. ................. 939,178 11,063,517
O-I Glass, Inc.
(a)(b)
.................... 3,993,994 44,373,273
Pactiv Evergreen, Inc. ................ 1,053,001 11,941,031
Ranpak Holdings Corp. , Class A
(a)
........ 1,145,814 6,966,549
TriMas Corp. ....................... 1,011,833 27,167,716
164,410,791
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 458,516 17,813,347
GigaCloud Technology, Inc. , Class A
(a)(b)
..... 603,172 13,734,226
Weyco Group, Inc. ................... 135,728 4,568,605
36,116,178
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.
(a)
......... 963,373 77,956,143
American Public Education, Inc.
(a)(b)
........ 405,537 6,151,996
Carriage Services, Inc. ................ 337,034 12,601,701
Chegg, Inc.
(a)(b)
..................... 2,617,809 4,188,494
Coursera, Inc.
(a)(b)
.................... 3,542,392 24,619,624
European Wax Center, Inc. , Class A
(a)(b)
..... 824,112 5,925,365
Frontdoor , Inc.
(a)(b)
................... 2,015,310 100,140,754
Graham Holdings Co. , Class B ........... 84,677 71,408,114
Laureate Education, Inc. ............... 3,448,692 59,248,529
Lincoln Educational Services Corp.
(a)
....... 675,593 8,971,875
Mister Car Wash, Inc.
(a)(b)
............... 2,420,495 18,177,918
Nerdy, Inc. , Class A
(a)(b)
................ 1,894,615 1,712,732
OneSpaWorld Holdings Ltd. ............. 2,605,415 45,620,817
Perdoceo Education Corp. .............. 1,555,878 34,773,873
Strategic Education, Inc. ............... 571,607 49,706,945
Stride, Inc.
(a)(b)
...................... 1,097,695 102,392,990
Udemy, Inc.
(a)(b)
..................... 2,495,047 19,561,169
Universal Technical Institute, Inc.
(a)(b)
....... 1,011,022 16,823,406
659,982,445
Diversified REITs — 0.7%
Alexander & Baldwin, Inc. .............. 1,961,811 36,509,303
Alpine Income Property Trust, Inc. ........ 323,793 5,676,091
American Assets Trust, Inc. ............. 1,262,589 34,026,773
Armada Hoffler Properties, Inc. .......... 1,702,124 18,434,003
Broadstone Net Lease, Inc. ............. 4,891,963 86,049,629
CTO Realty Growth, Inc. ............... 521,623 10,093,405
Empire State Realty Trust, Inc. , Class A ..... 3,481,583 36,904,780
Essential Properties Realty Trust, Inc. ...... 4,589,213 145,432,160
Gladstone Commercial Corp. ............ 1,036,591 16,321,125
Global Net Lease, Inc. ................ 5,181,264 40,362,047
NexPoint Diversified Real Estate Trust
(b)
.... 862,966 4,616,868

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
One Liberty Properties, Inc. ............. 434,834 $ 11,610,068
446,036,252
Diversified Telecommunication Services — 0.7%
Anterix , Inc.
(a)(b)
..................... 257,469 8,362,593
AST SpaceMobile , Inc. , Class A
(a)(b)
........ 3,446,398 82,058,736
ATN International, Inc. ................ 272,462 5,710,804
Bandwidth, Inc. , Class A
(a)(b)
............. 638,897 12,458,492
Cogent Communications Holdings, Inc. ..... 1,131,860 90,854,402
Consolidated Communications Holdings, Inc.
(a)
1,875,837 8,694,505
Globalstar , Inc.
(a)(b)
................... 18,971,909 19,920,504
IDT Corp. , Class B ................... 395,008 18,537,725
Liberty Latin America Ltd. , Class A
(a)(b)
...... 851,928 8,340,375
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
.. 3,337,141 32,303,525
Lumen Technologies, Inc.
(a)(b)
............ 26,074,038 166,613,103
Shenandoah Telecommunications Co. ...... 1,245,466 17,237,249
471,092,013
Electric Utilities — 0.8%
ALLETE, Inc. ...................... 1,512,597 96,670,074
Genie Energy Ltd. , Class B ............. 349,006 5,486,374
Hawaiian Electric Industries, Inc.
(a)
........ 4,252,505 43,673,226
MGE Energy, Inc. .................... 937,381 84,823,607
Otter Tail Corp. ..................... 1,068,182 83,873,651
Portland General Electric Co. ............ 2,645,359 125,390,017
TXNM Energy, Inc. ................... 2,305,598 100,385,737
540,302,686
Electrical Equipment — 1.3%
Allient , Inc. ........................ 351,172 6,071,764
American Superconductor Corp.
(a)(b)
....... 902,934 22,139,942
Amprius Technologies, Inc.
(a)(b)
........... 181,012 244,366
Array Technologies, Inc.
(a)(b)
............. 3,931,618 25,673,466
Atkore, Inc. ........................ 946,819 81,199,197
Blink Charging Co.
(a)(b)
................. 2,485,374 4,921,040
Bloom Energy Corp. , Class A
(a)(b)
......... 5,120,044 49,152,422
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 9,896,823 11,876,188
Energy Vault Holdings, Inc.
(a)(b)
........... 2,394,770 4,478,220
EnerSys .......................... 1,026,424 99,419,429
Enovix Corp.
(a)(b)
..................... 3,931,667 35,404,661
Fluence Energy, Inc. , Class A
(a)(b)
......... 1,575,673 34,270,888
Freyr Battery, Inc.
(a)(b)
................. 2,840,029 2,754,828
FuelCell Energy, Inc.
(a)(b)
............... 13,272,203 4,565,638
GrafTech International Ltd.
(a)
............ 6,780,205 11,526,348
LSI Industries, Inc. ................... 685,659 11,217,381
NANO Nuclear Energy, Inc.
(a)(b)
........... 108,675 2,125,683
Net Power, Inc. , Class A
(a)(b)
............. 497,133 4,484,140
NEXTracker, Inc. , Class A
(a)(b)
............ 3,714,402 147,907,488
NuScale Power Corp. , Class A
(a)(b)
......... 2,043,360 39,109,910
Plug Power, Inc.
(a)(b)
.................. 19,100,874 37,437,713
Powell Industries, Inc.
(b)
............... 240,893 61,422,897
Preformed Line Products Co.
(b)
........... 58,191 7,157,493
SES AI Corp. , Class A
(a)(b)
.............. 3,533,732 1,672,515
Shoals Technologies Group, Inc. , Class A
(a)(b)
. 4,406,655 23,840,004
Stem, Inc.
(a)(b)
...................... 3,893,435 1,469,772
Sunrun, Inc.
(a)(b)
..................... 5,623,207 81,255,341
Thermon Group Holdings, Inc.
(a)
.......... 844,441 22,132,799
TPI Composites, Inc.
(a)(b)
............... 1,183,375 4,029,392
Ultralife Corp.
(a)
..................... 221,709 1,864,573
Vicor Corp.
(a)(b)
...................... 583,482 26,670,962
867,496,460
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.
(a)(b)
.................. 618,815 1,939,985
Advanced Energy Industries, Inc.
(b)
........ 958,653 104,042,610
Aeva Technologies, Inc.
(a)(b)
............. 576,942 2,123,147
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Arlo Technologies, Inc.
(a)(b)
.............. 2,445,494 $ 24,846,219
Badger Meter, Inc. ................... 755,310 151,099,766
Bel Fuse, Inc. , Class A ................ 37,193 3,769,511
Bel Fuse, Inc. , Class B, NVS
(b)
........... 275,607 20,786,280
Belden, Inc.
(b)
...................... 1,046,237 119,135,007
Benchmark Electronics, Inc. ............ 928,024 40,183,439
Climb Global Solutions, Inc. ............. 107,632 11,020,441
CTS Corp.
(b)
....................... 754,548 37,342,581
Daktronics, Inc.
(a)(b)
................... 959,906 12,507,575
ePlus , Inc.
(a)(b)
...................... 687,839 61,183,279
Evolv Technologies Holdings, Inc.
(a)(b)
...... 3,331,258 7,162,205
Fabrinet
(a)(b)
........................ 938,808 226,224,564
FARO Technologies, Inc.
(a)(b)
............ 459,157 8,053,614
Insight Enterprises, Inc.
(a)(b)
............. 725,348 126,877,872
Iteris , Inc.
(a)(b)
....................... 1,118,698 8,043,439
Itron , Inc.
(a)(b)
....................... 1,187,120 132,672,531
Kimball Electronics, Inc.
(a)
.............. 615,485 10,949,478
Knowles Corp.
(a)(b)
................... 2,294,918 39,747,980
Lightwave Logic, Inc.
(a)(b)
............... 3,090,549 9,735,229
Methode Electronics, Inc. .............. 917,952 8,004,541
MicroVision , Inc.
(a)(b)
.................. 5,316,587 5,369,753
Mirion Technologies, Inc. , Class A
(a)(b)
...... 5,131,299 75,943,225
Motomova , Inc.
(a)(d)
................... 26,106 —
Napco Security Technologies, Inc. ........ 904,315 34,798,041
nLight , Inc.
(a)(b)
...................... 1,184,543 14,783,097
Novanta , Inc.
(a)(b)
.................... 924,193 157,334,616
OSI Systems, Inc.
(a)(b)
................. 413,628 54,685,758
Ouster, Inc. , Class A
(a)(b)
............... 1,122,845 7,444,462
PAR Technology Corp.
(a)(b)
.............. 935,082 55,160,487
PC Connection, Inc. .................. 303,797 19,336,679
Plexus Corp.
(a)(b)
..................... 701,092 101,027,357
Powerfleet , Inc.
(a)(b)
................... 2,446,287 12,304,824
Richardson Electronics Ltd. ............. 286,137 3,931,522
Rogers Corp.
(a)(b)
.................... 476,082 47,741,503
Sanmina Corp.
(a)(b)
................... 1,391,716 97,559,292
ScanSource, Inc.
(a)(b)
.................. 652,839 27,686,902
SmartRent , Inc. , Class A
(a)(b)
............. 4,892,216 8,267,845
TTM Technologies, Inc.
(a)
............... 2,598,084 58,301,005
Vishay Intertechnology , Inc. ............. 3,242,990 55,001,110
Vishay Precision Group, Inc.
(a)
........... 296,440 6,880,372
2,011,009,143
Energy Equipment & Services — 2.0%
Archrock , Inc. ...................... 4,289,129 85,868,363
Atlas Energy Solutions, Inc. ............. 1,742,126 34,093,406
Borr Drilling Ltd.
(a)(b)
.................. 6,031,400 25,271,566
Bristow Group, Inc.
(a)(b)
................ 635,058 21,064,874
Cactus, Inc. , Class A ................. 1,685,408 99,927,840
ChampionX Corp. ................... 4,948,562 139,648,420
Core Laboratories, Inc.
(b)
............... 1,204,818 22,771,060
DMC Global, Inc.
(a)(b)
.................. 481,485 4,858,184
Drilling Tools International Corp.
(a)(b)
........ 116,015 388,650
Expro Group Holdings NV
(a)(b)
............ 2,440,325 31,114,144
Forum Energy Technologies, Inc.
(a)(b)
....... 262,080 3,663,878
Geospace Technologies Corp.
(a)(b)
......... 277,686 3,110,083
Helix Energy Solutions Group, Inc.
(a)
....... 3,703,548 34,257,819
Helmerich & Payne, Inc. ............... 2,514,675 84,493,080
Innovex International, Inc.
(a)(b)
............ 832,546 11,813,828
Kodiak Gas Services, Inc. .............. 490,929 15,650,816
Liberty Energy, Inc. , Class A
(b)
........... 4,162,755 71,058,228
Mammoth Energy Services, Inc.
(a)(b)
........ 554,337 2,439,083
Nabors Industries Ltd.
(a)(b)
.............. 238,416 17,740,534
Natural Gas Services Group, Inc.
(a)
........ 264,367 5,173,662
Newpark Resources, Inc.
(a)(b)
............ 2,098,223 13,974,165
Noble Corp. plc ..................... 3,550,807 113,554,808

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Oceaneering International, Inc.
(a)(b)
........ 2,622,089 $ 63,978,972
Oil States International, Inc.
(a)
............ 1,600,734 7,571,472
Patterson-UTI Energy, Inc. ............. 10,119,733 77,618,352
ProFrac Holding Corp. , Class A
(a)(b)
........ 543,724 3,237,876
ProPetro Holding Corp.
(a)(b)
............. 2,272,546 15,703,293
Ranger Energy Services, Inc. , Class A ...... 380,439 4,938,098
RPC, Inc. ......................... 2,164,506 12,294,394
SEACOR Marine Holdings, Inc.
(a)(b)
........ 610,710 4,152,828
Seadrill Ltd.
(a)
...................... 1,771,021 69,689,676
Select Water Solutions, Inc. , Class A ....... 2,360,642 25,022,805
Solaris Oilfield Infrastructure, Inc. , Class A ... 643,212 8,451,806
TETRA Technologies, Inc.
(a)(b)
............ 3,265,802 10,940,437
Tidewater, Inc.
(a)(b)
................... 1,257,711 75,550,700
Transocean Ltd.
(a)(b)
.................. 18,859,673 81,850,981
Valaris Ltd.
(a)(b)
...................... 1,617,792 81,860,275
1,384,798,456
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
8,716,406 38,265,022
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
.... 288,279 12,125,015
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)(b)
1,274,104 50,339,849
Cinemark Holdings, Inc.
(a)(b)
............. 2,848,955 84,756,411
Eventbrite, Inc. , Class A
(a)
.............. 2,134,252 6,829,606
Golden Matrix Group, Inc.
(a)(b)
............ 421,875 1,058,906
IMAX Corp.
(a)(b)
..................... 1,104,134 26,830,456
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 1,696,260 13,400,454
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 3,029,248 21,356,198
LiveOne , Inc.
(a)(b)
.................... 1,752,192 1,209,013
Madison Square Garden Entertainment Corp.
(a)
993,881 41,454,777
Marcus Corp. (The) .................. 624,730 11,788,655
Playstudios , Inc. , Class A
(a)
............. 2,245,077 2,985,953
Reservoir Media, Inc.
(a)(b)
............... 478,184 3,983,273
Sphere Entertainment Co. , Class A
(a)(b)
...... 688,105 28,769,670
Vivid Seats, Inc. , Class A
(a)(b)
............ 1,994,005 8,115,600
353,268,858
Financial Services — 2.8%
Acacia Research Corp.
(a)(b)
.............. 884,268 3,996,891
Alerus Financial Corp. ................ 505,711 10,230,534
AvidXchange Holdings, Inc.
(a)
............ 4,487,302 36,975,368
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 751,940 24,039,522
Burford Capital Ltd. .................. 5,192,809 70,102,921
Cannae Holdings, Inc. ................ 1,531,403 30,398,350
Cantaloupe, Inc.
(a)(b)
.................. 1,532,968 13,582,096
Cass Information Systems, Inc. .......... 378,332 15,647,811
Compass Diversified Holdings ........... 1,820,056 39,495,215
Enact Holdings, Inc. .................. 822,508 28,039,298
Essent Group Ltd. ................... 2,693,090 161,612,331
EVERTEC, Inc. ..................... 1,628,480 53,349,005
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 240,045 43,993,047
Flywire Corp.
(a)(b)
.................... 3,116,976 54,297,722
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 2,904,084 101,613,899
I3 Verticals, Inc. , Class A
(a)(b)
............ 584,948 13,447,955
International Money Express, Inc.
(a)(b)
....... 813,554 14,310,415
Jackson Financial, Inc. , Class A .......... 1,716,369 171,551,082
Marqeta , Inc. , Class A
(a)
............... 12,163,147 68,843,412
Merchants Bancorp .................. 492,877 18,206,876
Mr Cooper Group, Inc.
(a)(b)
.............. 1,671,952 148,051,350
NCR Atleos Corp.
(a)(b)
................. 1,869,457 48,942,384
NewtekOne , Inc. .................... 679,545 8,888,449
NMI Holdings, Inc. , Class A
(a)
............ 2,067,566 79,973,453
Security
Shares
Shares Value
Financial Services (continued)
Onity Group, Inc.
(a)
................... 165,863 $ 4,929,448
Pagseguro Digital Ltd. , Class A
(a)(b)
........ 4,908,851 39,467,162
Payoneer Global, Inc.
(a)
................ 6,587,123 56,781,000
Paysafe Ltd.
(a)(b)
..................... 849,989 18,053,766
Paysign , Inc.
(a)
...................... 821,954 2,967,254
PennyMac Financial Services, Inc. ........ 698,650 69,641,432
Priority Technology Holdings, Inc.
(a)
........ 418,745 2,257,036
Radian Group, Inc. ................... 3,896,783 136,036,695
Remitly Global, Inc.
(a)(b)
................ 3,795,302 68,239,530
Repay Holdings Corp. , Class A
(a)(b)
........ 2,366,123 18,822,508
Sezzle , Inc.
(a)
...................... 61,373 13,174,328
StoneCo Ltd. , Class A
(a)(b)
.............. 7,411,836 82,271,380
SWK Holdings Corp.
(a)(b)
............... 40,887 670,956
Velocity Financial, Inc.
(a)(b)
.............. 240,102 4,612,359
Walker & Dunlop, Inc. ................. 838,270 91,681,590
Waterstone Financial, Inc. .............. 491,908 7,250,724
1,876,446,554
Food Products — 1.0%
Alico , Inc.
(b)
........................ 175,661 4,305,451
B&G Foods, Inc. .................... 1,968,178 16,768,877
Beyond Meat, Inc.
(a)(b)
................. 1,544,617 9,406,718
BRC, Inc. , Class A
(a)(b)
................. 1,329,005 4,159,786
Calavo Growers, Inc. ................. 421,161 11,194,459
Cal-Maine Foods, Inc. ................. 1,059,508 93,003,612
Dole plc .......................... 1,964,968 31,734,233
Forafric Global plc
(a)(b)
................. 50,415 518,266
Fresh Del Monte Produce, Inc. ........... 877,988 28,192,195
Hain Celestial Group, Inc. (The)
(a)(b)
........ 2,294,991 20,035,271
J & J Snack Foods Corp. ............... 390,636 64,111,180
John B Sanfilippo & Son, Inc. ............ 223,537 18,444,038
Lancaster Colony Corp. ............... 500,871 86,951,206
Lifeway Foods, Inc.
(a)(b)
................ 116,763 3,107,063
Limoneira Co. ...................... 423,654 10,862,489
Mama's Creations, Inc.
(a)
............... 824,525 6,142,711
Mission Produce, Inc.
(a)(b)
............... 1,098,895 12,966,961
Seneca Foods Corp. , Class A
(a)(b)
......... 120,109 7,426,339
Simply Good Foods Co. (The)
(a)(b)
......... 2,338,763 78,722,763
SunOpta, Inc.
(a)(b)
.................... 2,364,148 15,473,349
TreeHouse Foods, Inc.
(a)(b)
.............. 1,224,229 44,537,451
Utz Brands, Inc. , Class A
(b)
............. 1,657,758 28,546,593
Vital Farms, Inc.
(a)(b)
.................. 838,879 29,092,324
Westrock Coffee Co.
(a)(b)
............... 819,335 5,440,384
WK Kellogg Co. ..................... 1,696,138 28,206,775
659,350,494
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A ..... 3,099,111 127,311,480
Chesapeake Utilities Corp. ............. 560,433 67,134,269
New Jersey Resources Corp. ............ 2,559,147 117,439,256
Northwest Natural Holding Co. ........... 970,873 37,757,251
ONE Gas, Inc. ...................... 1,453,531 103,593,154
RGC Resources, Inc. ................. 177,055 3,624,316
Southwest Gas Holdings, Inc. ........... 1,577,336 115,539,862
Spire, Inc. ......................... 1,471,171 93,948,980
666,348,568
Ground Transportation — 0.5%
ArcBest Corp. ...................... 607,258 63,264,138
Covenant Logistics Group, Inc. , Class A ..... 211,137 10,683,532
FTAI Infrastructure, Inc. ................ 2,596,906 20,957,031
Heartland Express, Inc. ................ 1,168,305 12,623,536
Hertz Global Holdings, Inc.
(a)(b)
........... 3,200,979 8,898,722
Marten Transport Ltd. ................. 1,421,901 22,011,028
PAM Transportation Services, Inc.
(a)(b)
...... 165,453 2,561,212
Proficient Auto Logistics, Inc.
(a)(b)
.......... 332,613 2,724,100

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
RXO, Inc.
(a)(b)
....................... 3,490,562 $ 98,398,943
Universal Logistics Holdings, Inc. ......... 181,188 7,617,144
Werner Enterprises, Inc. ............... 1,553,107 57,294,117
307,033,503
Health Care Equipment & Supplies — 3.1%
Accuray , Inc.
(a)(b)
..................... 2,291,600 3,964,468
Alphatec Holdings, Inc.
(a)(b)
.............. 2,671,313 20,969,807
AngioDynamics , Inc.
(a)
................ 985,547 6,593,309
Artivion , Inc.
(a)(b)
..................... 1,021,993 26,909,076
AtriCure , Inc.
(a)(b)
.................... 1,219,386 40,459,227
Avanos Medical, Inc.
(a)
................ 1,149,771 21,477,722
AxoGen , Inc.
(a)(b)
.................... 1,101,379 15,419,306
Axonics , Inc.
(a)
...................... 1,307,154 91,892,926
Bioventus, Inc. , Class A
(a)(b)
............. 977,189 13,260,455
Cerus Corp.
(a)(b)
..................... 4,644,437 7,291,766
CONMED Corp. ..................... 793,154 54,124,829
CVRx , Inc.
(a)(b)
...................... 338,536 4,441,592
Embecta Corp. ..................... 1,501,544 21,141,740
Fractyl Health, Inc.
(a)(b)
................. 646,819 1,820,795
Glaukos Corp.
(a)(b)
.................... 1,263,400 167,084,650
Haemonetics Corp.
(a)(b)
................ 1,289,443 91,756,764
ICU Medical, Inc.
(a)(b)
.................. 552,394 94,310,228
Inari Medical, Inc.
(a)
.................. 1,361,737 65,908,071
Inmode Ltd.
(a)(b)
..................... 2,039,941 34,842,192
Inogen , Inc.
(a)
...................... 624,722 5,453,823
Integer Holdings Corp.
(a)(b)
.............. 862,371 107,149,597
Integra LifeSciences Holdings Corp.
(a)
...... 1,742,026 32,680,408
iRadimed Corp. ..................... 172,234 8,485,969
iRhythm Technologies, Inc.
(a)(b)
........... 806,803 58,444,809
Lantheus Holdings, Inc.
(a)(b)
............. 1,771,579 194,590,237
LeMaitre Vascular, Inc. ................ 517,619 45,752,343
LivaNova plc
(a)(b)
..................... 1,401,543 72,347,650
Merit Medical Systems, Inc.
(a)(b)
........... 1,480,390 146,055,277
Neogen Corp.
(a)(b)
.................... 5,606,505 80,060,891
NeuroPace , Inc.
(a)
................... 289,128 1,864,876
Nevro Corp.
(a)
...................... 943,680 5,199,677
Novocure Ltd.
(a)(b)
.................... 2,742,656 41,633,518
Omnicell, Inc.
(a)(b)
.................... 1,174,948 57,149,471
OraSure Technologies, Inc.
(a)
............ 1,829,785 7,438,076
Orchestra BioMed Holdings, Inc.
(a)(b)
....... 520,424 2,680,184
Orthofix Medical, Inc.
(a)
................ 852,288 13,798,543
OrthoPediatrics Corp.
(a)(b)
............... 410,662 10,894,863
Paragon 28, Inc.
(a)(b)
.................. 1,208,541 6,405,267
PROCEPT BioRobotics Corp.
(a)(b)
......... 1,093,019 98,371,710
Pulmonx Corp.
(a)(b)
................... 978,930 6,118,313
Pulse Biosciences, Inc.
(a)(b)
.............. 492,033 8,576,135
RxSight , Inc.
(a)(b)
..................... 929,121 47,069,270
Sanara Medtech , Inc.
(a)(b)
............... 94,653 3,123,549
Semler Scientific, Inc.
(a)(b)
............... 119,988 3,525,247
SI-BONE, Inc.
(a)(b)
.................... 1,034,472 14,275,714
Sight Sciences, Inc.
(a)(b)
................ 861,864 4,309,320
STAAR Surgical Co.
(a)
................. 1,271,071 36,848,348
Stereotaxis, Inc.
(a)(b)
.................. 1,310,144 2,567,882
Surmodics , Inc.
(a)(b)
................... 350,868 13,164,567
Tactile Systems Technology, Inc.
(a)
........ 581,615 8,439,234
Tandem Diabetes Care, Inc.
(a)(b)
.......... 1,671,675 52,440,445
TransMedics Group, Inc.
(a)(b)
............. 826,553 67,752,549
Treace Medical Concepts, Inc.
(a)
.......... 1,245,472 5,803,900
UFP Technologies, Inc.
(a)(b)
.............. 187,268 50,000,556
Utah Medical Products, Inc. ............. 56,965 3,610,442
Varex Imaging Corp.
(a)
................ 988,273 12,976,025
Zimvie , Inc.
(a)
....................... 709,620 9,767,919
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zynex , Inc.
(a)(b)
...................... 372,520 $ 3,214,848
2,133,710,375
Health Care Providers & Services — 2.7%
Accolade, Inc.
(a)(b)
.................... 1,837,885 5,826,095
AdaptHealth Corp.
(a)(b)
................. 2,609,652 26,853,319
Addus HomeCare Corp.
(a)
.............. 443,892 55,229,043
agilon health, Inc.
(a)(b)
................. 7,948,700 20,269,185
AirSculpt Technologies, Inc.
(a)(b)
.......... 287,413 1,635,380
Alignment Healthcare, Inc.
(a)(b)
........... 2,570,652 31,876,085
AMN Healthcare Services, Inc.
(a)(b)
........ 970,662 36,826,916
Ardent Health Partners, Inc.
(a)(b)
.......... 286,232 4,980,437
Astrana Health, Inc.
(a)(b)
................ 1,103,961 59,371,023
Aveanna Healthcare Holdings, Inc.
(a)(b)
...... 1,330,215 6,185,500
BrightSpring Health Services, Inc.
(a)(b)
...... 1,362,915 20,402,838
Brookdale Senior Living, Inc.
(a)(b)
.......... 4,926,152 30,886,973
Castle Biosciences, Inc.
(a)(b)
............. 665,543 23,074,376
Community Health Systems, Inc.
(a)(b)
....... 3,254,965 13,182,608
Concentra Group Holdings Parent, Inc.
(a)
.... 560,390 11,359,105
CorVel Corp.
(a)
...................... 226,964 67,594,419
Cross Country Healthcare, Inc.
(a)
......... 841,037 9,596,232
DocGo , Inc.
(a)(b)
..................... 2,622,150 9,203,747
Enhabit , Inc.
(a)(b)
..................... 1,242,379 8,559,991
Ensign Group, Inc. (The)
(b)
.............. 1,434,018 222,258,450
Fulgent Genetics, Inc.
(a)(b)
.............. 524,874 11,258,547
GeneDx Holdings Corp. , Class A
(a)(b)
....... 324,743 26,528,256
Guardant Health, Inc.
(a)(b)
............... 3,042,022 66,559,441
HealthEquity, Inc.
(a)(b)
................. 2,180,982 185,928,716
Hims & Hers Health, Inc. , Class A
(a)(b)
...... 4,882,459 91,936,703
InfuSystem Holdings, Inc.
(a)
............. 444,434 2,751,046
Innovage Holding Corp.
(a)(b)
............. 467,166 2,709,563
Joint Corp. (The)
(a)(b)
.................. 300,389 3,319,298
LifeStance Health Group, Inc.
(a)(b)
......... 3,549,464 23,816,903
ModivCare , Inc.
(a)(b)
................... 290,984 4,705,211
Nano-X Imaging Ltd.
(a)(b)
............... 1,396,942 7,920,661
National HealthCare Corp. .............. 322,278 37,393,916
National Research Corp. ............... 371,657 6,738,141
NeoGenomics , Inc.
(a)(b)
................ 3,290,163 44,713,315
OPKO Health, Inc.
(a)(b)
................. 8,403,330 12,689,028
Option Care Health, Inc.
(a)(b)
............. 4,419,584 101,827,215
Owens & Minor, Inc.
(a)(b)
................ 1,957,170 24,875,631
PACS Group, Inc.
(a)(b)
................. 1,014,450 43,296,726
Patterson Cos., Inc. .................. 2,042,139 42,905,340
Pediatrix Medical Group, Inc.
(a)
........... 2,167,689 26,705,929
Pennant Group, Inc. (The)
(a)(b)
........... 734,565 23,484,043
Performant Financial Corp.
(a)(b)
........... 1,771,213 6,890,019
Privia Health Group, Inc.
(a)(b)
............. 2,605,996 47,846,087
Progyny, Inc.
(a)(b)
.................... 2,159,971 32,507,564
Quipt Home Medical Corp.
(a)(b)
........... 959,503 2,513,898
RadNet , Inc.
(a)(b)
..................... 1,716,976 111,672,119
Select Medical Holdings Corp. ........... 2,790,240 89,510,899
Sonida Senior Living, Inc.
(a)(b)
............ 91,900 2,417,889
Surgery Partners, Inc.
(a)(b)
.............. 1,982,253 57,088,886
Talkspace , Inc.
(a)(b)
................... 3,118,621 9,761,284
US Physical Therapy, Inc. .............. 373,347 29,934,962
Viemed Healthcare, Inc.
(a)
.............. 834,970 7,138,994
1,854,517,952
Health Care REITs — 0.7%
American Healthcare REIT, Inc. .......... 2,115,298 56,266,927
CareTrust REIT, Inc. .................. 3,698,467 120,828,917
Community Healthcare Trust, Inc. ......... 689,038 12,926,353
Diversified Healthcare Trust ............. 5,695,153 20,331,696
Global Medical REIT, Inc. .............. 1,564,366 14,220,087
LTC Properties, Inc. .................. 1,113,006 42,516,829

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
National Health Investors, Inc. ........... 1,095,618 $ 83,979,120
Sabra Health Care REIT, Inc. ............ 6,001,019 116,419,768
Strawberry Fields REIT, Inc.
(b)
........... 94,968 1,202,295
Universal Health Realty Income Trust ...... 331,888 13,129,489
481,821,481
Health Care Technology — 0.4%
Definitive Healthcare Corp. , Class A
(a)(b)
..... 1,401,354 5,815,619
Evolent Health, Inc. , Class A
(a)(b)
.......... 2,973,284 69,426,181
Health Catalyst, Inc.
(a)
................. 1,505,112 11,694,720
HealthStream, Inc. ................... 608,681 17,794,789
LifeMD , Inc.
(a)(b)
..................... 882,948 3,602,428
OptimizeRx Corp.
(a)(b)
................. 453,848 2,369,087
Phreesia, Inc.
(a)(b)
.................... 1,431,182 26,176,319
Schrodinger, Inc.
(a)(b)
.................. 1,448,855 25,492,604
Simulations Plus, Inc.
(b)
................ 395,472 10,764,748
Teladoc Health, Inc.
(a)(b)
................ 4,383,875 39,454,875
Waystar Holding Corp.
(a)
............... 1,117,384 31,878,965
244,470,335
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 6,061,524 89,528,710
Braemar Hotels & Resorts, Inc. .......... 1,665,001 4,761,903
Chatham Lodging Trust ................ 1,309,007 10,341,155
DiamondRock Hospitality Co.
(b)
.......... 5,534,255 47,428,565
Pebblebrook Hotel Trust
(b)
.............. 3,121,744 37,398,493
RLJ Lodging Trust ................... 4,017,146 35,551,742
Ryman Hospitality Properties, Inc. ........ 1,533,300 164,139,765
Service Properties Trust ............... 4,318,966 13,820,691
Summit Hotel Properties, Inc. ............ 2,725,315 16,678,928
Sunstone Hotel Investors, Inc. ........... 5,352,117 54,002,861
Xenia Hotels & Resorts, Inc. ............ 2,683,928 38,031,260
511,684,073
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. , Class A
(a)
....... 1,272,645 14,050,001
Bally's Corp.
(a)(b)
..................... 623,943 10,887,805
Biglari Holdings, Inc. , Class B, NVS
(a)(b)
..... 17,642 3,004,609
BJ's Restaurants, Inc.
(a)
................ 496,497 18,415,074
Bloomin' Brands, Inc. ................. 2,078,222 34,477,703
Brinker International, Inc.
(a)(b)
............ 1,146,637 117,771,086
Cheesecake Factory, Inc. (The) .......... 1,259,961 58,235,397
Cracker Barrel Old Country Store, Inc. ...... 579,748 27,578,612
Dave & Buster's Entertainment, Inc.
(a)(b)
..... 841,085 31,061,269
Denny's Corp.
(a)(b)
.................... 1,284,925 8,236,369
Despegar.com Corp.
(a)(b)
............... 1,565,458 22,605,214
Dine Brands Global, Inc. ............... 413,312 12,581,217
El Pollo Loco Holdings, Inc.
(a)
............ 664,623 8,121,693
Empire Resorts, Inc.
(a)(b)(d)
.............. 70,419 1
Everi Holdings, Inc.
(a)
................. 2,049,068 27,314,076
First Watch Restaurant Group, Inc.
(a)(b)
...... 766,697 13,030,016
Full House Resorts, Inc.
(a)(b)
............. 776,224 3,950,980
Global Business Travel Group I
(a)(b)
........ 3,270,251 24,952,015
Golden Entertainment, Inc. ............. 538,185 15,809,184
Hilton Grand Vacations, Inc.
(a)(b)
.......... 1,915,802 70,654,778
Inspired Entertainment, Inc.
(a)(b)
........... 566,952 5,408,722
International Game Technology plc ........ 2,960,313 60,153,560
Jack in the Box, Inc. .................. 506,497 24,944,977
Krispy Kreme, Inc. ................... 2,212,603 25,157,296
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 153,386 15,310,991
Life Time Group Holdings, Inc.
(a)(b)
......... 1,544,244 34,405,756
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 902,889 8,532,301
Monarch Casino & Resort, Inc. ........... 323,026 25,360,771
Mondee Holdings, Inc. , Class A
(a)(b)
........ 1,113,958 1,414,727
Nathan's Famous, Inc. ................ 53,004 4,464,527
ONE Group Hospitality, Inc. (The)
(a)(b)
...... 502,890 1,719,884
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Papa John's International, Inc. ........... 856,504 $ 44,872,245
PlayAGS , Inc.
(a)
..................... 980,750 11,406,123
Portillo's, Inc. , Class A
(a)(b)
.............. 1,376,292 17,795,456
Potbelly Corp.
(a)(b)
.................... 698,812 5,157,233
RCI Hospitality Holdings, Inc.
(b)
........... 210,050 9,120,371
Red Rock Resorts, Inc. , Class A .......... 1,291,877 66,479,990
Rush Street Interactive, Inc. , Class A
(a)(b)
.... 1,983,442 21,460,842
Sabre Corp.
(a)(b)
..................... 9,742,244 31,175,181
Shake Shack, Inc. , Class A
(a)(b)
........... 980,748 119,327,609
Six Flags Entertainment Corp. ........... 2,387,416 94,088,065
Super Group SGHC Ltd. ............... 3,775,259 15,478,562
Sweetgreen, Inc. , Class A
(a)(b)
............ 2,544,742 91,865,186
Target Hospitality Corp.
(a)(b)
............. 852,461 6,359,359
United Parks & Resorts, Inc.
(a)(b)
.......... 920,237 48,432,073
Vacasa , Inc. , Class A
(a)(b)
............... 176,377 447,998
Xponential Fitness, Inc. , Class A
(a)(b)
....... 608,538 7,454,590
1,320,531,494
Household Durables — 2.2%
Beazer Homes USA, Inc.
(a)
............. 744,472 22,899,959
Cavco Industries, Inc.
(a)(b)
............... 211,932 86,848,674
Century Communities, Inc. ............. 724,981 64,276,815
Champion Homes, Inc.
(a)
............... 1,376,045 121,408,450
Cricut, Inc. , Class A .................. 1,234,413 8,122,438
Dream Finders Homes, Inc. , Class A
(a)(b)
..... 715,731 21,364,570
Ethan Allen Interiors, Inc. .............. 571,911 15,824,777
Flexsteel Industries, Inc. ............... 114,250 6,651,635
GoPro, Inc. , Class A
(a)(b)
................ 3,483,233 4,702,365
Green Brick Partners, Inc.
(a)(b)
............ 792,947 54,721,272
Hamilton Beach Brands Holding Co. , Class A . 210,608 5,823,311
Helen of Troy Ltd.
(a)(b)
................. 585,069 37,239,642
Hooker Furnishings Corp. .............. 261,040 4,184,471
Hovnanian Enterprises, Inc. , Class A
(a)
...... 128,111 22,552,660
Installed Building Products, Inc. .......... 618,375 134,125,538
iRobot Corp.
(a)(b)
..................... 734,638 6,413,390
KB Home ......................... 1,748,089 137,224,987
Landsea Homes Corp.
(a)(b)
.............. 466,852 4,845,924
La-Z-Boy, Inc. ...................... 1,091,335 41,525,297
Legacy Housing Corp.
(a)(b)
.............. 244,339 6,059,607
LGI Homes, Inc.
(a)(b)
.................. 527,590 53,582,040
Lifetime Brands, Inc. .................. 265,207 1,527,592
Lovesac Co. (The)
(a)(b)
................. 361,190 10,532,300
M/I Homes, Inc.
(a)
.................... 689,543 104,527,823
Meritage Homes Corp. ................ 925,065 167,621,778
Purple Innovation, Inc.
(a)(b)
.............. 1,398,349 1,248,586
Sonos, Inc.
(a)(b)
...................... 3,167,272 39,685,918
Taylor Morrison Home Corp.
(a)
........... 2,668,633 182,801,360
Traeger, Inc.
(a)(b)
..................... 875,607 2,714,382
TRI Pointe Homes, Inc.
(a)
............... 2,363,797 95,568,313
United Homes Group, Inc. , Class A
(a)(b)
...... 95,686 515,748
Vizio Holding Corp. , Class A
(a)(b)
.......... 2,332,691 25,962,851
Worthington Enterprises, Inc. ............ 811,346 31,074,552
1,524,179,025
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
............ 278,013 9,535,846
Central Garden & Pet Co. , Class A, NVS
(a)
... 1,304,783 38,021,376
Energizer Holdings, Inc. ............... 1,843,094 59,108,024
Oil- Dri Corp. of America ............... 123,796 8,399,559
WD-40 Co.
(b)
....................... 349,482 91,588,748
206,653,553
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc. , Class A
(a)
............. 1,925,319 6,623,097
Montauk Renewables, Inc.
(a)
............ 1,688,515 9,337,488

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Ormat Technologies, Inc. ............... 1,401,076 $ 110,713,026
Sunnova Energy International, Inc.
(a)
....... 2,814,138 17,081,818
143,755,429
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ........ 689,567 16,418,590
Industrial REITs — 0.5%
Industrial Logistics Properties Trust ........ 1,647,814 5,825,022
Innovative Industrial Properties, Inc. ....... 736,998 95,212,772
LXP Industrial Trust .................. 7,554,734 71,316,689
Plymouth Industrial REIT, Inc. ........... 1,027,718 20,883,230
Terreno Realty Corp. ................. 2,465,226 147,790,299
341,028,012
Insurance — 2.0%
Ambac Financial Group, Inc.
(a)
........... 1,147,732 12,980,849
American Coastal Insurance Corp.
(a)
....... 671,352 8,156,927
AMERISAFE, Inc. ................... 505,257 27,309,141
Baldwin Insurance Group, Inc. (The) , Class A
(a)
(b)
............................ 1,702,385 78,752,330
Bowhead Specialty Holdings, Inc.
(a)
........ 149,828 4,361,493
CNO Financial Group, Inc. .............. 2,784,807 95,797,361
Crawford & Co. , Class A, NVS ........... 472,505 5,263,706
Donegal Group, Inc. , Class A ............ 445,519 6,754,068
Employers Holdings, Inc. ............... 595,513 29,013,393
Enstar Group Ltd.
(a)
.................. 333,131 107,434,748
F&G Annuities & Life, Inc. .............. 467,394 18,742,499
Fidelis Insurance Holdings Ltd. ........... 1,379,861 23,816,401
Genworth Financial, Inc. , Class A
(a)
........ 10,070,018 67,871,921
GoHealth , Inc. , Class A
(a)(b)
............. 105,429 1,195,565
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 578,771 63,028,162
Greenlight Capital Re Ltd. , Class A
(a)(b)
...... 748,603 10,091,169
Hamilton Insurance Group Ltd. , Class B
(a)(b)
.. 1,037,438 18,072,170
HCI Group, Inc. ..................... 216,014 24,476,546
Heritage Insurance Holdings, Inc.
(a)
........ 611,322 6,327,183
Hippo Holdings, Inc.
(a)(b)
................ 521,962 11,571,898
Horace Mann Educators Corp. ........... 1,022,216 38,067,324
Investors Title Co. ................... 40,691 9,411,015
James River Group Holdings Ltd. ......... 868,026 5,399,122
Kingsway Financial Services, Inc.
(a)(b)
....... 354,054 3,168,783
Lemonade, Inc.
(a)(b)
................... 1,339,234 31,833,592
Maiden Holdings Ltd.
(a)(b)
............... 2,253,192 3,481,182
MBIA, Inc.
(a)
....................... 1,187,138 4,677,324
Mercury General Corp. ................ 701,860 47,466,792
NI Holdings, Inc.
(a)
................... 209,014 3,281,520
Oscar Health, Inc. , Class A
(a)(b)
........... 5,028,268 84,474,902
Palomar Holdings, Inc.
(a)
............... 635,351 57,035,459
ProAssurance Corp.
(a)
................. 1,263,299 18,810,522
Root, Inc. , Class A
(a)(b)
................. 230,619 15,772,033
Safety Insurance Group, Inc. ............ 390,579 30,568,665
Selective Insurance Group, Inc. .......... 1,581,473 143,629,378
Selectquote , Inc.
(a)(b)
.................. 3,774,301 7,548,602
SiriusPoint Ltd.
(a)(b)
................... 2,673,996 35,136,307
Skyward Specialty Insurance Group, Inc.
(a)
... 966,409 42,724,942
Stewart Information Services Corp. ........ 647,873 44,573,662
Tiptree, Inc. ....................... 662,815 13,528,054
Trupanion , Inc.
(a)(b)
................... 862,785 47,263,362
United Fire Group, Inc. ................ 567,760 11,150,806
Universal Insurance Holdings, Inc. ........ 670,942 13,378,584
1,333,399,462
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)(b)
............... 2,495,122 17,665,464
Cargurus , Inc. , Class A
(a)
............... 2,293,506 71,144,556
Security
Shares
Shares Value
Interactive Media & Services (continued)
Cars.com, Inc.
(a)
..................... 1,716,335 $ 27,444,197
EverQuote , Inc. , Class A
(a)(b)
............. 660,771 11,880,663
fuboTV , Inc.
(a)(b)
..................... 7,744,830 13,476,004
Getty Images Holdings, Inc. , Class A
(a)(b)
.... 2,544,448 10,559,459
Grindr, Inc.
(a)(b)
...................... 658,649 8,812,724
MediaAlpha , Inc. , Class A
(a)(b)
............ 779,691 13,356,107
Nextdoor Holdings, Inc. , Class A
(a)(b)
....... 4,488,583 10,862,371
Outbrain, Inc.
(a)
..................... 1,019,746 4,374,710
QuinStreet , Inc.
(a)
.................... 1,374,788 28,870,548
Shutterstock, Inc. .................... 647,961 20,793,068
System1, Inc. , Class A
(a)(b)
.............. 767,908 752,550
TrueCar, Inc.
(a)(b)
..................... 2,196,658 8,588,933
Vimeo, Inc.
(a)
....................... 3,846,303 18,346,865
Webtoon Entertainment, Inc.
(a)(b)
.......... 402,255 4,183,452
Yelp, Inc.
(a)
........................ 1,696,063 57,903,591
Ziff Davis, Inc.
(a)(b)
.................... 1,172,772 54,264,160
ZipRecruiter, Inc. , Class A
(a)(b)
............ 1,842,226 17,077,435
400,356,857
IT Services — 0.6%
Applied Digital Corp.
(a)(b)
............... 3,051,286 20,626,693
ASGN, Inc.
(a)(b)
...................... 1,174,615 108,182,042
Backblaze , Inc. , Class A
(a)
.............. 1,057,749 7,636,948
BigBear.ai Holdings, Inc.
(a)(b)
............. 2,669,563 4,244,605
BigCommerce Holdings, Inc.
(a)(b)
.......... 1,836,652 9,624,056
Core Scientific, Inc.
(a)(b)
................ 4,591,754 61,024,411
Couchbase, Inc.
(a)
................... 1,020,699 16,402,633
DigitalOcean Holdings, Inc.
(a)(b)
........... 1,695,518 67,108,602
Fastly, Inc. , Class A
(a)(b)
................ 3,328,335 24,063,862
Grid Dynamics Holdings, Inc. , Class A
(a)(b)
... 1,501,626 23,905,886
Hackett Group, Inc. (The) .............. 601,169 14,620,430
Information Services Group, Inc. .......... 1,010,205 3,101,329
Rackspace Technology, Inc.
(a)(b)
.......... 1,772,726 4,227,952
Thoughtworks Holding, Inc.
(a)(b)
........... 2,624,680 11,653,579
Tucows , Inc. , Class A
(a)(b)
............... 202,561 3,751,430
Unisys Corp.
(a)(b)
..................... 1,743,764 12,049,409
392,223,867
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
............. 751,115 46,043,349
AMMO, Inc.
(a)(b)
..................... 2,349,224 2,537,162
Clarus Corp. ....................... 647,880 2,727,575
Escalade, Inc. ...................... 235,170 3,064,265
Funko, Inc. , Class A
(a)
................. 803,000 9,507,520
JAKKS Pacific, Inc.
(a)
................. 208,484 6,577,670
Johnson Outdoors, Inc. , Class A .......... 119,685 3,784,440
Latham Group, Inc.
(a)(b)
................ 1,064,686 6,920,459
Malibu Boats, Inc. , Class A
(a)(b)
........... 511,735 22,966,667
Marine Products Corp. ................ 193,196 1,817,974
MasterCraft Boat Holdings, Inc.
(a)(b)
........ 436,115 7,570,956
Peloton Interactive, Inc. , Class A
(a)(b)
....... 8,823,984 75,003,864
Smith & Wesson Brands, Inc. ............ 1,174,530 15,216,036
Solo Brands, Inc. , Class A
(a)(b)
............ 491,991 614,989
Sturm Ruger & Co., Inc. ............... 396,271 15,581,376
Topgolf Callaway Brands Corp.
(a)(b)
........ 3,648,913 35,430,945
Vista Outdoor, Inc.
(a)
.................. 1,502,146 66,049,360
321,414,607
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a)(b)
........ 2,993,615 14,489,097
Akoya Biosciences, Inc.
(a)(b)
............. 649,386 1,828,022
BioLife Solutions, Inc.
(a)(b)
............... 936,842 21,922,103
ChromaDex Corp.
(a)(b)
................. 1,210,404 4,224,310
Codexis, Inc.
(a)(b)
.................... 1,811,668 5,688,638
CryoPort , Inc.
(a)(b)
.................... 1,115,591 7,429,836
Cytek Biosciences, Inc.
(a)(b)
............. 3,121,619 15,436,406

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Harvard Bioscience, Inc.
(a)
.............. 952,121 $ 2,237,484
Lifecore Biomedical, Inc.
(a)(b)
............. 480,764 2,730,740
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
2,848,723 21,109,037
MaxCyte, Inc.
(a)(b)
.................... 2,710,468 9,703,475
Mesa Laboratories, Inc.
(b)
.............. 131,945 15,047,008
Nautilus Biotechnology, Inc.
(a)(b)
.......... 1,202,875 3,127,475
OmniAb , Inc.
(a)(b)
.................... 2,299,475 9,404,853
OmniAb , Inc., 12.50 Earnout Shares
(a)(d)
..... 130,676 1
OmniAb , Inc., 15.00 Earnout Shares
(a)(d)
..... 130,676 1
Pacific Biosciences of California, Inc.
(a)(b)
.... 7,047,500 15,293,075
Quanterix Corp.
(a)(b)
.................. 926,529 12,244,081
Quantum-Si, Inc. , Class A
(a)(b)
............ 2,441,722 1,711,647
Standard BioTools , Inc.
(a)(b)
.............. 7,569,238 14,835,706
178,462,995
Machinery — 3.7%
374Water, Inc.
(a)(b)
................... 1,322,092 2,062,464
3D Systems Corp.
(a)(b)
................. 3,254,301 9,762,903
Alamo Group, Inc. ................... 261,299 44,300,632
Albany International Corp. , Class A ........ 795,795 54,050,396
Astec Industries, Inc. ................. 585,972 18,622,190
Atmus Filtration Technologies, Inc. ........ 2,150,718 83,748,959
Barnes Group, Inc. ................... 1,189,797 55,634,908
Blue Bird Corp.
(a)(b)
................... 829,524 34,931,256
Chart Industries, Inc.
(a)(b)
............... 1,105,643 133,473,223
Columbus McKinnon Corp. ............. 720,778 22,927,948
Commercial Vehicle Group, Inc.
(a)
......... 799,717 2,327,176
Douglas Dynamics, Inc. ............... 566,022 12,820,398
Eastern Co. (The) ................... 116,942 3,641,574
Energy Recovery, Inc.
(a)(b)
.............. 1,450,307 25,902,483
Enerpac Tool Group Corp. , Class A
(b)
....... 1,386,650 61,178,998
Enpro , Inc. ........................ 541,228 78,808,209
ESCO Technologies, Inc.
(b)
............. 660,519 82,921,555
Federal Signal Corp. ................. 1,547,693 126,245,318
Franklin Electric Co., Inc. .............. 1,144,874 109,575,891
Gencor Industries, Inc.
(a)
............... 235,662 4,694,387
Gorman-Rupp Co. (The) ............... 516,495 19,084,490
Graham Corp.
(a)
..................... 258,823 7,252,220
Greenbrier Cos., Inc. (The) ............. 788,587 46,739,552
Helios Technologies, Inc.
(b)
............. 846,732 39,059,747
Hillenbrand, Inc. .................... 1,806,669 49,773,731
Hillman Solutions Corp.
(a)
.............. 4,954,634 52,519,120
Hyliion Holdings Corp. , Class A
(a)(b)
........ 3,664,200 8,757,438
Hyster-Yale, Inc. .................... 297,747 18,898,002
John Bean Technologies Corp.
(b)
.......... 809,727 90,219,782
Kadant , Inc.
(b)
...................... 301,051 100,268,046
Kennametal, Inc. .................... 2,052,373 51,966,084
L B Foster Co. , Class A
(a)(b)
............. 225,820 4,256,707
Lindsay Corp. ...................... 271,687 32,520,934
Luxfer Holdings plc .................. 682,822 9,805,324
Manitowoc Co., Inc. (The)
(a)(b)
............ 902,413 8,428,537
Mayville Engineering Co., Inc.
(a)
.......... 316,344 6,475,562
Miller Industries, Inc. ................. 278,751 18,297,216
Mueller Industries, Inc. ................ 2,889,323 236,837,806
Mueller Water Products, Inc. , Class A ...... 3,994,787 86,247,451
NN, Inc.
(a)(b)
........................ 1,091,632 3,438,641
Omega Flex, Inc. .................... 72,008 3,681,049
Park-Ohio Holdings Corp. .............. 219,558 6,250,816
Proto Labs, Inc.
(a)
.................... 649,858 17,806,109
REV Group, Inc. .................... 1,337,360 35,440,040
Shyft Group, Inc. (The) ................ 867,790 11,211,847
SPX Technologies, Inc.
(a)(b)
.............. 1,163,159 166,901,685
Standex International Corp. ............. 296,518 54,523,730
Taylor Devices, Inc.
(a)(b)
................ 52,989 2,491,543
Tennant Co. ....................... 483,869 42,367,570
Security
Shares
Shares Value
Machinery (continued)
Terex Corp. ........................ 1,710,908 $ 88,471,053
Titan International, Inc.
(a)(b)
.............. 1,286,899 8,287,630
Trinity Industries, Inc. ................. 2,103,080 72,093,582
Twin Disc, Inc.
(b)
..................... 218,592 2,537,853
Wabash National Corp. ................ 1,116,483 19,471,464
Watts Water Technologies, Inc. , Class A ..... 702,401 133,870,607
2,523,883,836
Marine Transportation — 0.3%
Costamare , Inc. ..................... 1,112,921 15,146,855
Genco Shipping & Trading Ltd. ........... 1,099,506 17,306,224
Golden Ocean Group Ltd. .............. 3,159,017 33,864,662
Himalaya Shipping Ltd.
(a)
............... 709,135 4,651,926
Matson, Inc. ....................... 879,946 136,294,836
Pangaea Logistics Solutions Ltd. ......... 848,479 5,447,235
Safe Bulkers, Inc. ................... 1,651,174 6,918,419
219,630,157
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a)(b)
...... 2,749,043 8,412,072
AMC Networks, Inc. , Class A
(a)
........... 851,016 6,893,230
Boston Omaha Corp. , Class A
(a)(b)
......... 592,652 8,747,544
Cable One, Inc. ..................... 145,490 49,693,564
Cardlytics, Inc.
(a)(b)
................... 1,044,374 4,501,252
Clear Channel Outdoor Holdings, Inc.
(a)
..... 9,279,539 13,640,922
EchoStar Corp. , Class A
(a)(b)
............. 3,132,175 78,492,305
Emerald Holding, Inc.
(b)
................ 400,386 1,577,521
Entravision Communications Corp. , Class A .. 1,613,263 3,742,770
EW Scripps Co. (The) , Class A
(a)
......... 1,561,835 5,239,956
Gambling.com Group Ltd.
(a)(b)
............ 399,598 3,848,129
Gannett Co., Inc.
(a)(b)
.................. 3,673,053 17,226,619
Gray Television, Inc. .................. 2,235,345 12,763,820
Ibotta, Inc. , Class A
(a)(b)
................ 198,031 14,513,692
iHeartMedia, Inc. , Class A
(a)(b)
............ 2,603,236 5,154,407
Innovid Corp.
(a)(b)
.................... 2,403,414 4,590,521
Integral Ad Science Holding Corp.
(a)(b)
...... 1,859,195 22,012,869
John Wiley & Sons, Inc. , Class A ......... 938,892 46,287,376
Magnite , Inc.
(a)(b)
..................... 3,248,274 40,538,459
National CineMedia , Inc.
(a)(b)
............. 1,846,412 13,275,702
PubMatic, Inc. , Class A
(a)
............... 1,081,127 15,897,973
Scholastic Corp. .................... 599,818 14,893,481
Sinclair, Inc. , Class A
(b)
................ 852,286 14,718,979
Stagwell , Inc. , Class A
(a)(b)
.............. 2,237,529 13,895,055
TechTarget, Inc.
(a)(b)
.................. 672,266 19,458,739
TEGNA, Inc. ....................... 4,374,063 71,865,855
Thryv Holdings, Inc.
(a)
................. 809,907 11,646,463
Townsquare Media, Inc. , Class A ......... 326,412 3,198,838
WideOpenWest , Inc.
(a)
................ 1,299,677 6,485,388
533,213,501
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc. ....... 283,411 59,034,511
Arch Resources, Inc. , Class A ........... 452,231 66,369,422
Caledonia Mining Corp. plc ............. 382,329 5,700,525
Carpenter Technology Corp. ............ 1,227,619 183,529,040
Century Aluminum Co.
(a)(b)
.............. 1,384,645 24,438,984
Coeur Mining, Inc.
(a)(b)
................. 10,235,744 65,918,191
Commercial Metals Co. ................ 2,996,965 161,236,717
Compass Minerals International, Inc.
(b)
...... 887,762 10,928,350
Constellium SE , Class A
(a)(b)
............. 3,400,047 37,740,522
Contango ORE, Inc.
(a)(b)
................ 251,237 5,404,108
Critical Metals Corp.
(a)(b)
................ 176,841 1,092,877
Dakota Gold Corp.
(a)(b)
................. 1,578,148 3,456,144
Haynes International, Inc. .............. 307,802 18,578,929
Hecla Mining Co. .................... 15,177,284 98,500,573
i-80 Gold Corp.
(a)(b)
................... 7,852,876 8,245,520

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ivanhoe Electric, Inc.
(a)(b)
............... 2,146,638 $ 21,788,376
Kaiser Aluminum Corp. ................ 413,306 30,692,104
Lifezone Metals Ltd.
(a)(b)
................ 891,818 5,725,472
Materion Corp. ..................... 533,281 54,197,348
Metallus , Inc.
(a)
..................... 1,089,692 15,353,760
Metals Acquisition Ltd. , Class A
(a)(b)
........ 1,361,809 16,314,472
Novagold Resources, Inc.
(a)(b)
............ 6,307,921 21,825,407
Olympic Steel, Inc. ................... 262,974 9,435,507
Perpetua Resources Corp.
(a)(b)
........... 1,018,179 10,410,880
Piedmont Lithium, Inc.
(a)(b)
.............. 471,086 6,171,227
Radius Recycling, Inc. , Class A .......... 672,732 10,891,531
Ramaco Resources, Inc. , Class A ......... 692,120 7,025,018
Ramaco Resources, Inc. , Class B ......... 108,139 1,105,181
Ryerson Holding Corp. ................ 725,270 15,803,633
SSR Mining, Inc. .................... 5,196,418 32,061,899
SunCoke Energy, Inc. ................. 2,178,435 22,459,665
Tredegar Corp.
(a)
.................... 682,123 5,286,453
Universal Stainless & Alloy Products, Inc.
(a)
.. 224,746 9,825,895
Warrior Met Coal, Inc.
(b)
................ 1,332,088 84,094,715
Worthington Steel, Inc. ................ 832,991 31,853,576
1,162,496,532
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Advanced Flower Capital, Inc. ........... 463,846 4,522,499
AG Mortgage Investment Trust, Inc. ....... 701,323 5,112,645
Angel Oak Mortgage REIT, Inc. .......... 359,546 3,243,105
Apollo Commercial Real Estate Finance, Inc. . 3,736,276 33,215,494
Arbor Realty Trust, Inc.
(b)
............... 3,767,702 55,535,928
Ares Commercial Real Estate Corp. ....... 1,450,047 9,207,798
ARMOUR Residential REIT, Inc. .......... 1,265,236 23,723,175
Blackstone Mortgage Trust, Inc. , Class A .... 4,528,415 82,462,437
BrightSpire Capital, Inc. , Class A ......... 3,554,010 21,608,381
Chicago Atlantic Real Estate Finance, Inc. ... 442,528 6,691,023
Chimera Investment Corp. .............. 2,071,361 31,277,551
Claros Mortgage Trust, Inc. ............. 2,275,749 14,314,461
Dynex Capital, Inc. ................... 1,837,068 22,430,600
Ellington Financial, Inc. ................ 2,148,945 25,980,745
Franklin BSP Realty Trust, Inc. ........... 2,092,641 27,225,259
Granite Point Mortgage Trust, Inc. ........ 1,334,837 3,977,814
Invesco Mortgage Capital, Inc. ........... 1,290,859 10,417,232
KKR Real Estate Finance Trust, Inc. ....... 1,497,790 17,359,386
Ladder Capital Corp. , Class A ........... 3,152,427 35,969,192
MFA Financial, Inc. ................... 2,690,635 33,067,904
New York Mortgage Trust, Inc. ........... 2,394,171 13,814,367
Nexpoint Real Estate Finance, Inc. ........ 221,573 3,352,400
Orchid Island Capital, Inc. .............. 1,798,825 13,617,105
PennyMac Mortgage Investment Trust ...... 2,347,109 31,639,029
Ready Capital Corp. .................. 4,451,767 30,494,604
Redwood Trust, Inc. .................. 3,504,124 25,650,188
Seven Hills Realty Trust ............... 319,350 4,030,197
Sunrise Realty Trust, Inc.
(b)
............. 146,515 2,010,186
TPG RE Finance Trust, Inc. ............. 1,582,786 13,944,345
Two Harbors Investment Corp. ........... 2,686,610 30,896,015
636,791,065
Multi-Utilities — 0.4%
Avista Corp. ....................... 2,067,118 77,475,582
Black Hills Corp. .................... 1,795,626 106,283,103
Northwestern Energy Group, Inc. ......... 1,590,971 85,053,310
Unitil Corp. ........................ 394,799 22,854,914
291,666,909
Office REITs — 0.8%
Brandywine Realty Trust ............... 4,415,162 22,384,871
City Office REIT, Inc. ................. 1,043,927 5,344,906
COPT Defense Properties .............. 2,929,122 94,317,728
Security
Shares
Shares Value
Office REITs (continued)
Douglas Emmett, Inc. ................. 2,814,237 $ 50,065,276
Easterly Government Properties, Inc. ...... 2,464,235 33,415,027
Equity Commonwealth
(a)
............... 2,669,383 52,827,090
Franklin Street Properties Corp. .......... 2,401,039 4,249,839
Hudson Pacific Properties, Inc. ........... 3,535,869 15,274,954
JBG SMITH Properties ................ 2,172,167 36,926,839
NET Lease Office Properties
(b)
........... 386,166 11,600,427
Orion Office REIT, Inc. ................ 1,408,506 5,253,727
Paramount Group, Inc. ................ 4,800,478 23,282,318
Peakstone Realty Trust , Class E ......... 963,204 12,637,237
Piedmont Office Realty Trust, Inc. , Class A ... 3,290,834 32,710,890
Postal Realty Trust, Inc. , Class A ......... 437,185 6,361,042
SL Green Realty Corp. ................ 1,700,285 128,558,549
535,210,720
Oil, Gas & Consumable Fuels — 3.1%
Aemetis , Inc.
(a)(b)
.................... 930,417 2,484,213
Amplify Energy Corp.
(a)(b)
............... 996,874 6,599,306
Ardmore Shipping Corp. ............... 1,052,977 14,857,505
Berry Corp. ........................ 2,086,708 10,475,274
California Resources Corp. ............. 1,779,313 92,470,897
Centrus Energy Corp. , Class A
(a)(b)
........ 360,184 37,390,701
Clean Energy Fuels Corp.
(a)(b)
............ 4,372,694 12,374,724
CNX Resources Corp.
(a)(b)
.............. 3,835,615 130,525,978
Comstock Resources, Inc.
(b)
............. 2,414,108 27,907,088
CONSOL Energy, Inc. ................. 754,373 83,675,053
Crescent Energy, Inc. , Class A ........... 3,665,889 45,567,000
CVR Energy, Inc. .................... 915,931 14,563,303
Delek US Holdings, Inc. ............... 1,650,162 25,858,039
DHT Holdings, Inc. ................... 3,406,436 35,154,420
Diversified Energy Co. plc
(c)
............. 1,204,426 14,453,112
Dorian LPG Ltd. ..................... 933,412 26,928,936
Empire Petroleum Corp.
(a)(b)
............. 350,742 1,816,844
Encore Energy Corp.
(a)(b)
............... 4,572,489 17,878,432
Energy Fuels, Inc.
(a)(b)
................. 4,708,177 28,343,226
Evolution Petroleum Corp. .............. 723,511 3,726,082
Excelerate Energy, Inc. , Class A .......... 448,307 10,705,571
FLEX LNG Ltd. ..................... 734,161 17,986,944
FutureFuel Corp. .................... 669,407 4,043,218
Golar LNG Ltd. ..................... 2,534,135 91,887,735
Granite Ridge Resources, Inc. ........... 1,306,423 7,747,088
Green Plains, Inc.
(a)(b)
................. 1,662,637 20,334,051
Gulfport Energy Corp.
(a)(b)
.............. 333,283 46,139,699
Hallador Energy Co.
(a)(b)
................ 665,172 6,605,158
HighPeak Energy, Inc.
(b)
............... 365,322 4,676,122
International Seaways, Inc. ............. 1,027,724 44,747,103
Kinetik Holdings, Inc. , Class A ........... 968,456 47,134,754
Kosmos Energy Ltd.
(a)
................. 12,073,302 45,395,616
Magnolia Oil & Gas Corp. , Class A ........ 4,481,539 113,293,306
Murphy Oil Corp. .................... 3,810,573 119,956,838
NACCO Industries, Inc. , Class A .......... 97,534 3,053,790
NextDecade Corp.
(a)(b)
................. 2,925,481 17,084,809
Nordic American Tankers Ltd. ........... 4,987,384 16,308,746
Northern Oil & Gas, Inc. ............... 2,559,634 92,786,733
Par Pacific Holdings, Inc.
(a)
............. 1,436,014 22,186,416
PBF Energy, Inc. , Class A .............. 2,693,675 76,823,611
Peabody Energy Corp. ................ 3,260,701 85,658,615
PrimeEnergy Resources Corp.
(a)(b)
......... 13,414 2,212,639
REX American Resources Corp.
(a)(b)
....... 389,664 17,429,671
Riley Exploration Permian, Inc. ........... 291,756 7,792,803
Ring Energy, Inc.
(a)(b)
.................. 3,859,108 5,711,480
Sable Offshore Corp. , Class A
(a)(b)
......... 1,301,064 29,091,791
SandRidge Energy, Inc. ............... 788,791 8,747,692
Scorpio Tankers, Inc. ................. 1,205,916 70,268,725
SFL Corp. Ltd. ...................... 2,954,959 31,352,115

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Corp. , Class A ............ 2,010,524 $ 44,814,580
SM Energy Co. ..................... 2,978,779 125,019,355
Talos Energy, Inc.
(a)(b)
................. 3,820,342 39,043,895
Teekay Corp. Ltd.
(a)
.................. 1,464,633 12,258,978
Teekay Tankers Ltd. , Class A ............ 617,609 29,447,597
Uranium Energy Corp.
(a)(b)
.............. 10,240,610 75,985,326
Ur-Energy, Inc.
(a)(b)
................... 8,446,024 10,726,450
VAALCO Energy, Inc. ................. 2,663,229 14,221,643
Verde Clean Fuels, Inc. , Class A
(a)(b)
....... 92,222 386,410
Vital Energy, Inc.
(a)(b)
.................. 735,897 20,067,911
Vitesse Energy, Inc. .................. 610,992 15,195,371
W&T Offshore, Inc. ................... 2,545,173 5,421,218
World Kinect Corp.
(b)
.................. 1,509,089 39,462,677
2,132,264,383
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)(b)
............. 418,592 10,544,332
Sylvamo Corp. ..................... 909,495 77,325,265
87,869,597
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 406,539 26,429,100
Blade Air Mobility, Inc. , Class A
(a)(b)
........ 1,467,974 5,277,366
Frontier Group Holdings, Inc.
(a)(b)
.......... 1,118,162 6,798,425
JetBlue Airways Corp.
(a)(b)
.............. 8,057,983 45,930,503
Joby Aviation, Inc. , Class A
(a)(b)
........... 10,302,172 49,450,426
SkyWest, Inc.
(a)
..................... 1,029,128 97,972,986
Spirit Airlines, Inc.
(b)
.................. 2,830,690 6,793,656
Sun Country Airlines Holdings, Inc.
(a)
....... 1,007,639 14,157,328
Wheels Up Experience, Inc.
(a)(b)
.......... 2,339,181 4,771,929
257,581,719
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)(b)
....... 1,979,456 3,196,822
Edgewell Personal Care Co. ............ 1,271,212 44,428,859
Herbalife Ltd.
(a)(b)
.................... 2,550,276 19,254,584
Honest Co., Inc. (The)
(a)(b)
.............. 2,133,072 7,935,028
Interparfums , Inc. .................... 467,263 56,571,531
Medifast , Inc.
(a)
..................... 292,768 5,381,076
Nature's Sunshine Products, Inc.
(a)
........ 316,052 4,001,218
Nu Skin Enterprises, Inc. , Class A ......... 1,335,112 8,264,343
Olaplex Holdings, Inc.
(a)(b)
.............. 3,657,399 6,510,170
USANA Health Sciences, Inc.
(a)(b)
......... 289,321 10,687,518
Veru , Inc.
(a)(b)
....................... 3,263,421 2,464,862
Waldencast plc , Class A
(a)(b)
............. 602,980 2,080,281
170,776,292
Pharmaceuticals — 1.9%
Alto Neuroscience, Inc.
(a)
............... 529,621 2,060,226
Alumis , Inc.
(a)(b)
..................... 319,174 3,613,050
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 4,156,541 35,205,902
Amphastar Pharmaceuticals, Inc.
(a)(b)
....... 988,775 49,962,801
ANI Pharmaceuticals, Inc.
(a)(b)
............ 470,136 26,912,935
Aquestive Therapeutics, Inc.
(a)(b)
.......... 1,920,925 10,545,878
Arvinas , Inc.
(a)(b)
..................... 1,655,558 43,756,398
Atea Pharmaceuticals, Inc.
(a)(b)
........... 1,978,851 6,411,477
Avadel Pharmaceuticals plc
(a)(b)
.......... 2,401,098 37,144,986
Axsome Therapeutics, Inc.
(a)(b)
........... 938,425 83,547,978
Biote Corp. , Class A
(a)
................. 673,534 3,435,023
Cassava Sciences, Inc.
(a)(b)
............. 1,045,518 26,979,592
Collegium Pharmaceutical, Inc.
(a)(b)
........ 833,006 28,438,825
Contineum Therapeutics, Inc. , Class A
(a)(b)
... 142,871 2,394,518
Corcept Therapeutics, Inc.
(a)(b)
........... 2,076,434 101,682,973
CorMedix, Inc.
(a)(b)
................... 1,403,936 14,116,576
Edgewise Therapeutics, Inc.
(a)(b)
.......... 1,867,376 62,687,812
Enliven Therapeutics, Inc.
(a)(b)
............ 905,624 25,221,628
Security
Shares
Shares Value
Pharmaceuticals (continued)
Esperion Therapeutics, Inc.
(a)(b)
........... 4,866,712 $ 9,928,093
Evolus , Inc.
(a)
...................... 1,422,214 23,210,532
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 1,288,122 15,148,315
Fulcrum Therapeutics, Inc.
(a)(b)
........... 1,626,094 5,138,457
Harmony Biosciences Holdings, Inc.
(a)(b)
..... 778,494 25,013,012
Harrow, Inc.
(a)(b)
..................... 785,871 35,411,347
Innoviva , Inc.
(a)(b)
.................... 1,394,832 27,282,914
Ligand Pharmaceuticals, Inc.
(a)(b)
.......... 438,641 46,364,354
Liquidia Corp.
(a)(b)
.................... 1,478,690 16,043,787
Longboard Pharmaceuticals, Inc.
(a)
........ 831,966 49,685,010
Lyra Therapeutics, Inc.
(a)(b)
.............. 2,323,232 638,657
MediWound Ltd.
(a)(b)
.................. 206,380 3,735,478
Mind Medicine MindMed , Inc.
(a)(b)
......... 1,872,009 11,793,657
Nektar Therapeutics
(a)
................. 4,796,559 5,707,905
Neumora Therapeutics, Inc.
(a)(b)
.......... 2,164,710 24,785,930
Nuvation Bio, Inc. , Class A
(a)(b)
........... 4,676,785 10,335,695
Ocular Therapeutix , Inc.
(a)(b)
............. 4,015,425 42,282,425
Omeros Corp.
(a)(b)
.................... 1,456,704 5,885,084
Pacira BioSciences , Inc.
(a)(b)
............. 1,170,743 19,434,334
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 876,297 15,028,494
Phibro Animal Health Corp. , Class A ....... 529,040 12,231,405
Pliant Therapeutics, Inc.
(a)(b)
............. 1,462,592 20,578,669
Prestige Consumer Healthcare, Inc.
(a)(b)
..... 1,268,517 93,553,129
Rapport Therapeutics, Inc.
(a)(b)
........... 224,521 5,507,500
Revance Therapeutics, Inc.
(a)(b)
........... 2,699,918 15,929,516
Scilex Holding Co., (Acquired 01/06/23, cost
$14,991,359)
(a)(b)(e)
................. 1,430,473 1,338,578
scPharmaceuticals , Inc.
(a)(b)
............. 695,542 2,886,499
SIGA Technologies, Inc. ............... 1,206,061 8,707,760
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 1,288,275 43,891,529
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 945,729 42,075,483
Terns Pharmaceuticals, Inc.
(a)
............ 1,470,826 10,089,866
Theravance Biopharma, Inc.
(a)(b)
.......... 948,992 7,819,694
Third Harmonic Bio, Inc.
(a)(b)
............. 514,585 7,096,127
Trevi Therapeutics, Inc.
(a)(b)
............. 1,398,718 4,119,225
Ventyx Biosciences, Inc.
(a)(b)
............. 1,577,310 3,406,990
Verrica Pharmaceuticals, Inc.
(a)(b)
......... 540,966 757,352
WaVe Life Sciences Ltd.
(a)
.............. 1,996,548 27,372,673
Xeris Biopharma Holdings, Inc.
(a)(b)
........ 3,592,910 11,569,170
Zevra Therapeutics, Inc.
(a)(b)
............. 1,083,492 8,830,460
1,284,733,683
Professional Services — 2.3%
Alight, Inc. , Class A
(a)(b)
................ 10,940,454 75,817,346
Asure Software, Inc.
(a)(b)
................ 604,335 5,995,003
Barrett Business Services, Inc. ........... 652,878 23,627,655
BlackSky Technology, Inc.
(a)(b)
............ 367,491 2,322,543
CBIZ, Inc.
(a)(b)
....................... 1,231,499 84,887,226
Conduent, Inc.
(a)
.................... 4,184,369 15,063,729
CRA International, Inc. ................ 170,295 31,017,531
CSG Systems International, Inc. .......... 777,507 36,239,601
DLH Holdings Corp.
(a)(b)
................ 131,963 1,068,900
ExlService Holdings, Inc.
(a)(b)
............ 4,036,745 168,211,164
Exponent, Inc.
(b)
..................... 1,293,265 122,058,351
First Advantage Corp.
(a)(b)
.............. 1,302,879 23,608,168
FiscalNote Holdings, Inc. , Class A
(a)(b)
...... 1,443,709 1,313,775
Forrester Research, Inc.
(a)
.............. 313,488 4,598,869
Franklin Covey Co.
(a)
................. 276,957 11,025,658
Heidrick & Struggles International, Inc. ..... 522,674 20,415,647
HireQuest , Inc. ..................... 113,832 1,515,104
Huron Consulting Group, Inc.
(a)
........... 449,604 52,032,671
IBEX Holdings Ltd.
(a)
.................. 243,242 4,368,626
ICF International, Inc. ................. 479,519 80,842,108
Innodata, Inc.
(a)(b)
.................... 715,499 14,388,685
Insperity, Inc. ....................... 928,505 73,138,339

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Kelly Services, Inc. , Class A, NVS ........ 835,027 $ 16,692,190
Kforce , Inc. ........................ 476,280 27,524,221
Korn Ferry ........................ 1,361,460 96,187,149
Legalzoom.com, Inc.
(a)
................ 3,555,529 25,528,698
Maximus, Inc. ...................... 1,574,506 136,100,299
Mistras Group, Inc.
(a)
................. 516,500 4,364,425
NV5 Global, Inc.
(a)(b)
.................. 1,433,706 32,760,182
Planet Labs PBC , Class A
(a)(b)
............ 5,468,088 12,084,475
Resources Connection, Inc. ............. 877,838 7,066,596
Spire Global, Inc. , Class A
(a)(b)
........... 564,589 5,589,431
Sterling Check Corp.
(a)(b)
............... 864,272 14,467,913
TriNet Group, Inc. ................... 823,007 69,865,064
TrueBlue, Inc.
(a)
..................... 796,876 5,968,601
TTEC Holdings, Inc. .................. 603,718 3,139,334
Upwork, Inc.
(a)(b)
..................... 3,176,305 43,070,696
Verra Mobility Corp. , Class A
(a)(b)
.......... 4,307,893 111,875,981
Willdan Group, Inc.
(a)(b)
................ 327,148 15,477,372
WNS Holdings Ltd.
(a)(b)
................ 1,171,688 56,229,307
1,537,548,633
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
......... 32,864 460,425
Anywhere Real Estate, Inc.
(a)
............ 2,599,077 10,032,437
Compass, Inc. , Class A
(a)(b)
............. 9,846,664 62,526,316
Cushman & Wakefield plc
(a)(b)
............ 3,370,926 45,676,047
eXp World Holdings, Inc.
(b)
.............. 2,145,340 28,575,929
Forestar Group, Inc.
(a)(b)
................ 484,298 15,289,288
FRP Holdings, Inc.
(a)
.................. 314,656 9,125,024
Kennedy-Wilson Holdings, Inc. ........... 2,958,663 31,628,108
Marcus & Millichap, Inc. ............... 624,217 23,620,371
Maui Land & Pineapple Co., Inc.
(a)(b)
....... 188,760 4,150,832
Newmark Group, Inc. , Class A
(b)
.......... 3,539,629 53,059,039
Offerpad Solutions, Inc. , Class A
(a)(b)
....... 164,111 493,974
Opendoor Technologies, Inc.
(a)(b)
.......... 16,078,068 28,136,619
RE/MAX Holdings, Inc. , Class A
(a)
......... 469,898 5,751,552
Real Brokerage, Inc. (The)
(a)(b)
........... 2,522,022 13,770,240
Redfin Corp.
(a)(b)
..................... 3,042,006 31,545,602
RMR Group, Inc. (The) , Class A .......... 451,306 10,862,935
St. Joe Co. (The) .................... 931,240 48,145,108
Star Holdings
(a)(b)
.................... 333,818 4,252,841
Stratus Properties, Inc.
(a)
............... 143,087 3,189,409
Tejon Ranch Co.
(a)(b)
.................. 521,335 8,294,440
Transcontinental Realty Investors, Inc.
(a)
.... 28,692 794,195
439,380,731
Residential REITs — 0.5%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 3,724,358 31,433,582
BRT Apartments Corp. ................ 316,263 5,132,948
Centerspace ....................... 392,056 27,310,621
Clipper Realty, Inc. ................... 349,905 2,302,375
Elme Communities ................... 2,277,811 38,426,672
Independence Realty Trust, Inc. .......... 5,843,449 114,648,469
NexPoint Residential Trust, Inc. .......... 585,014 24,365,833
UMH Properties, Inc. ................. 1,672,791 31,197,552
Veris Residential, Inc. ................. 2,019,185 33,255,977
308,074,029
Retail REITs — 1.3%
Acadia Realty Trust
(b)
................. 2,720,849 66,633,592
Alexander's, Inc. .................... 55,467 12,592,673
CBL & Associates Properties, Inc. ......... 611,365 16,170,604
Curbline Properties Corp.
(a)
............. 2,553,328 57,781,813
Getty Realty Corp. ................... 1,273,869 39,986,748
InvenTrust Properties Corp. ............. 1,777,144 52,336,891
Kite Realty Group Trust ................ 5,651,156 145,065,174
Security
Shares
Shares Value
Retail REITs (continued)
Macerich Co. (The) .................. 5,633,781 $ 105,351,705
NETSTREIT Corp. ................... 1,936,310 30,012,805
Phillips Edison & Co., Inc. .............. 3,173,613 119,994,308
Retail Opportunity Investments Corp. ...... 3,209,351 49,744,940
Saul Centers, Inc. ................... 285,904 11,190,283
SITE Centers Corp. .................. 1,276,664 20,362,791
Tanger , Inc. ........................ 2,775,840 92,241,163
Urban Edge Properties ................ 3,218,427 71,577,816
Whitestone REIT .................... 1,294,551 17,838,913
908,882,219
Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc. , Class A
(a)(b)
.......... 1,312,815 24,674,358
Aehr Test Systems
(a)(b)
................. 721,931 10,164,788
Alpha & Omega Semiconductor Ltd.
(a)(b)
..... 606,190 20,028,518
Ambarella, Inc.
(a)
.................... 970,441 54,529,080
Axcelis Technologies, Inc.
(a)
............. 838,326 71,517,591
CEVA, Inc.
(a)
....................... 590,214 13,772,644
Cohu , Inc.
(a)(b)
...................... 1,194,483 29,766,516
Credo Technology Group Holding Ltd.
(a)(b)
.... 3,312,774 124,891,580
Diodes, Inc.
(a)(b)
..................... 1,175,447 68,740,141
Everspin Technologies, Inc.
(a)(b)
........... 391,558 2,419,828
FormFactor , Inc.
(a)(b)
.................. 1,996,734 75,835,957
GCT Semiconductor Holding, Inc.
(a)(b)
...... 198,126 457,671
Ichor Holdings Ltd.
(a)(b)
................. 853,587 23,268,782
Impinj , Inc.
(a)(b)
...................... 590,848 112,255,212
indie Semiconductor, Inc. , Class A
(a)(b)
...... 4,185,576 13,854,257
Kulicke & Soffa Industries, Inc. ........... 1,396,106 62,629,315
MaxLinear , Inc.
(a)(b)
................... 2,059,167 26,707,396
Navitas Semiconductor Corp.
(a)(b)
......... 3,217,262 7,946,637
NVE Corp. ........................ 113,528 8,556,605
PDF Solutions, Inc.
(a)(b)
................ 773,514 21,905,916
Penguin Solutions, Inc.
(a)(b)
.............. 1,352,659 20,357,518
Photronics , Inc.
(a)
.................... 1,583,172 36,096,322
Power Integrations, Inc. ............... 1,443,240 87,214,993
QuickLogic Corp.
(a)(b)
.................. 356,981 2,648,799
Rambus, Inc.
(a)(b)
.................... 2,800,989 133,943,294
Rigetti Computing, Inc.
(a)(b)
.............. 3,476,353 4,588,786
Semtech Corp.
(a)(b)
................... 1,669,138 73,759,208
Silicon Laboratories, Inc.
(a)(b)
............. 827,749 85,970,011
SiTime Corp.
(a)(b)
.................... 472,805 79,908,773
SkyWater Technology, Inc.
(a)(b)
........... 717,165 7,035,389
Synaptics , Inc.
(a)
.................... 1,006,516 69,117,454
Ultra Clean Holdings, Inc.
(a)
............. 1,148,006 38,400,801
Veeco Instruments, Inc.
(a)(b)
............. 1,429,275 41,134,534
1,454,098,674
Software — 6.0%
8x8, Inc.
(a)(b)
........................ 3,076,643 6,860,914
A10 Networks, Inc. ................... 1,814,434 26,581,458
ACI Worldwide, Inc.
(a)
................. 2,743,179 134,964,407
Adeia , Inc. ........................ 2,844,112 35,352,312
Agilysys, Inc.
(a)(b)
.................... 580,044 58,027,602
Airship AI Holdings, Inc.
(a)(b)
............. 293,547 557,739
Alarm.com Holdings, Inc.
(a)(b)
............ 1,240,933 66,178,957
Alkami Technology, Inc.
(a)(b)
............. 1,173,810 42,973,184
Altair Engineering, Inc. , Class A
(a)(b)
........ 1,478,129 153,710,635
Amplitude, Inc. , Class A
(a)(b)
............. 1,989,238 17,883,250
Appian Corp. , Class A
(a)(b)
.............. 1,042,934 37,284,891
Arteris , Inc.
(a)(b)
...................... 712,178 4,849,932
Asana, Inc. , Class A
(a)(b)
................ 2,139,806 25,549,284
AudioEye , Inc.
(a)(b)
................... 182,248 3,881,882
Aurora Innovation, Inc. , Class A
(a)(b)
........ 24,101,830 125,209,007
AvePoint, Inc. , Class A
(a)(b)
.............. 3,319,431 40,297,892
Bit Digital, Inc.
(a)(b)
.................... 3,144,399 11,980,160

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Blackbaud, Inc.
(a)(b)
................... 1,065,257 $ 80,437,556
BlackLine , Inc.
(a)(b)
................... 1,486,832 82,325,888
Blend Labs, Inc. , Class A
(a)(b)
............ 6,010,441 21,817,901
Box, Inc. , Class A
(a)(b)
................. 3,636,771 115,503,847
Braze, Inc. , Class A
(a)(b)
................ 1,701,574 53,531,518
C3.ai, Inc. , Class A
(a)(b)
................ 2,176,757 53,613,525
Cerence , Inc.
(a)(b)
.................... 1,099,668 3,348,489
Cipher Mining, Inc.
(a)(b)
................. 4,646,255 22,906,037
Cleanspark , Inc.
(a)(b)
.................. 5,925,558 62,870,170
Clear Secure, Inc. , Class A ............. 2,262,320 83,208,130
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
3,906,326 101,994,172
CommVault Systems, Inc.
(a)
............. 1,127,839 176,157,173
Consensus Cloud Solutions, Inc.
(a)(b)
....... 468,099 10,382,436
CS Disco, Inc.
(a)(b)
.................... 761,647 4,478,484
Daily Journal Corp.
(a)(b)
................ 35,224 17,083,640
Dave, Inc. , Class A
(a)(b)
................ 202,015 7,789,698
Digimarc Corp.
(a)(b)
................... 401,584 12,441,072
Digital Turbine, Inc.
(a)(b)
................ 2,589,432 8,286,182
Domo, Inc. , Class B
(a)(b)
................ 905,985 7,202,581
D-Wave Quantum, Inc.
(a)(b)
.............. 2,270,978 2,407,237
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 5,223,520 15,304,914
eGain Corp.
(a)
...................... 513,317 2,525,520
Enfusion , Inc. , Class A
(a)(b)
.............. 1,236,822 11,020,084
Envestnet, Inc.
(a)(b)
................... 1,091,954 68,552,872
EverCommerce , Inc.
(a)(b)
............... 573,041 6,028,391
Freshworks , Inc. , Class A
(a)(b)
............ 5,342,713 62,509,742
Hut 8 Corp.
(a)(b)
..................... 2,080,563 32,852,090
iLearningEngines Holdings, Inc.
(a)(b)
........ 780,590 1,170,885
Instructure Holdings, Inc.
(a)(b)
............ 573,851 13,508,453
Intapp , Inc.
(a)
....................... 1,010,791 50,711,384
InterDigital , Inc. ..................... 650,118 97,803,752
Jamf Holding Corp.
(a)(b)
................ 2,107,839 35,074,441
Kaltura, Inc.
(a)(b)
..................... 2,174,292 2,761,351
Life360, Inc.
(a)(b)
..................... 158,047 6,775,475
LiveRamp Holdings, Inc.
(a)(b)
............. 1,698,433 42,511,778
Logility Supply Chain Solutions, Inc. , Class A . 815,286 8,601,267
MARA Holdings, Inc.
(a)(b)
............... 7,041,814 118,091,221
Matterport, Inc. , Class A
(a)(b)
............. 6,851,486 31,242,776
Meridianlink , Inc.
(a)(b)
.................. 703,266 15,443,721
Mitek Systems, Inc.
(a)(b)
................ 1,202,190 10,326,812
N-able, Inc.
(a)
....................... 1,831,655 22,401,141
NCR Voyix Corp.
(a)(b)
.................. 3,799,299 48,669,020
NextNav , Inc.
(a)(b)
.................... 1,906,340 22,151,671
Olo, Inc. , Class A
(a)
................... 2,729,101 13,672,796
ON24, Inc.
(a)
....................... 748,209 4,526,664
OneSpan , Inc.
(a)(b)
.................... 980,661 16,357,426
Ooma , Inc.
(a)(b)
...................... 610,417 7,300,587
Pagaya Technologies Ltd. , Class A
(a)(b)
...... 1,202,395 13,851,590
PagerDuty, Inc.
(a)(b)
................... 2,372,738 42,851,648
Porch Group, Inc.
(a)(b)
................. 2,014,876 4,372,281
Prairie Operating Co.
(a)(b)
............... 99,903 834,190
Progress Software Corp.
(b)
.............. 1,089,079 69,799,073
PROS Holdings, Inc.
(a)(b)
............... 1,188,638 23,535,032
Q2 Holdings, Inc.
(a)(b)
.................. 1,528,014 129,361,665
Qualys, Inc.
(a)(b)
..................... 955,225 113,901,029
Rapid7, Inc.
(a)
...................... 1,596,120 64,515,170
Red Violet, Inc.
(a)(b)
................... 274,047 8,243,334
Rekor Systems, Inc.
(a)(b)
................ 1,837,750 1,929,638
ReposiTrak , Inc.
(b)
................... 292,883 5,637,998
Rimini Street, Inc.
(a)
.................. 1,295,938 2,293,810
Riot Platforms, Inc.
(a)(b)
................ 7,335,356 67,778,689
Roadzen , Inc.
(a)(b)
.................... 372,452 365,003
Sapiens International Corp. NV .......... 804,104 29,655,356
SEMrush Holdings, Inc. , Class A
(a)
........ 948,199 12,430,889
Silvaco Group, Inc.
(a)(b)
................ 158,048 987,800
Security
Shares
Shares Value
Software (continued)
SolarWinds Corp. ................... 1,443,814 $ 18,885,087
SoundHound AI, Inc. , Class A
(a)(b)
......... 7,570,233 38,078,272
SoundThinking , Inc.
(a)
................. 260,308 2,756,662
Sprinklr, Inc. , Class A
(a)(b)
............... 3,281,804 24,383,804
Sprout Social, Inc. , Class A
(a)(b)
........... 1,277,348 33,836,949
SPS Commerce, Inc.
(a)
................ 958,780 158,198,700
Telos Corp.
(a)(b)
...................... 1,476,684 5,183,161
Tenable Holdings, Inc.
(a)
............... 3,051,492 120,869,598
Terawulf , Inc.
(a)(b)
.................... 6,074,628 39,606,575
Varonis Systems, Inc.
(a)(b)
............... 2,846,226 143,364,404
Verint Systems, Inc.
(a)(b)
................ 1,586,393 33,790,171
Vertex, Inc. , Class A
(a)(b)
................ 1,406,222 58,372,275
Viant Technology, Inc. , Class A
(a)(b)
........ 424,017 4,948,278
Weave Communications, Inc.
(a)(b)
......... 1,020,108 14,301,914
WM Technology, Inc. , Class A
(a)(b)
......... 1,944,211 1,506,958
Workiva, Inc. , Class A
(a)(b)
.............. 1,303,919 104,000,579
Xperi , Inc.
(a)(b)
...................... 1,181,351 10,785,735
Yext , Inc.
(a)(b)
....................... 2,693,342 19,499,796
Zeta Global Holdings Corp. , Class A
(a)(b)
..... 4,608,587 127,565,688
Zuora, Inc. , Class A
(a)
................. 3,560,756 35,251,484
4,075,355,761
Specialized REITs — 0.4%
Farmland Partners, Inc. ............... 1,119,909 13,114,135
Four Corners Property Trust, Inc. ......... 2,380,943 65,618,789
Gladstone Land Corp. ................ 795,740 10,368,492
Outfront Media, Inc. .................. 3,843,963 68,268,783
PotlatchDeltic Corp. .................. 2,061,434 85,693,811
Safehold, Inc.
(b)
..................... 1,362,794 29,000,256
Uniti Group, Inc. .................... 6,153,142 31,196,430
303,260,696
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a)(b)
....... 663,699 5,521,976
Abercrombie & Fitch Co. , Class A
(a)(b)
....... 1,296,870 170,914,497
Academy Sports & Outdoors, Inc.
(b)
........ 1,823,757 92,756,281
American Eagle Outfitters, Inc. ........... 4,704,004 92,151,438
America's Car-Mart, Inc.
(a)(b)
............. 150,758 5,885,592
Arhaus , Inc. , Class A ................. 1,325,828 11,243,022
Arko Corp. ........................ 2,030,241 13,501,103
Asbury Automotive Group, Inc.
(a)(b)
......... 523,294 119,227,305
BARK, Inc.
(a)(b)
...................... 3,351,223 4,859,273
Beyond, Inc.
(a)(b)
..................... 1,207,039 7,737,120
Boot Barn Holdings, Inc.
(a)(b)
............. 765,222 95,308,400
Buckle, Inc. (The) ................... 787,128 33,500,168
Build-A-Bear Workshop, Inc. ............ 322,236 12,273,969
Caleres, Inc. ....................... 888,107 26,509,994
Camping World Holdings, Inc. , Class A ..... 1,101,119 22,088,447
Citi Trends, Inc.
(a)(b)
................... 164,881 3,114,602
Designer Brands, Inc. , Class A ........... 1,111,084 5,788,748
Destination XL Group, Inc.
(a)(b)
........... 1,352,413 3,617,705
EVgo , Inc. , Class A
(a)(b)
................ 2,603,275 20,409,676
Foot Locker, Inc.
(a)
................... 2,146,477 49,776,802
Genesco, Inc.
(a)(b)
.................... 286,728 7,345,971
Group 1 Automotive, Inc.
(b)
.............. 342,998 124,961,031
GrowGeneration Corp.
(a)(b)
.............. 1,468,785 3,018,353
Haverty Furniture Cos., Inc. ............. 364,726 8,078,681
J Jill, Inc. ......................... 140,692 3,363,946
Lands' End, Inc.
(a)(b)
.................. 369,245 5,811,916
Leslie's, Inc.
(a)(b)
..................... 4,695,275 12,630,290
MarineMax , Inc.
(a)(b)
.................. 550,179 16,026,714
Monro, Inc. ........................ 759,325 20,813,098
National Vision Holdings, Inc.
(a)(b)
......... 1,999,698 20,796,859
ODP Corp. (The)
(a)(b)
.................. 905,881 28,109,488
OneWater Marine, Inc. , Class A
(a)(b)
........ 303,521 6,607,652

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc.
(a)(b)
...... 2,167,563 $ 9,255,494
RealReal , Inc. (The)
(a)(b)
................ 2,476,184 7,180,934
Revolve Group, Inc. , Class A
(a)(b)
.......... 989,053 24,548,296
RumbleON , Inc. , Class B
(a)(b)
............ 344,650 1,737,036
Sally Beauty Holdings, Inc.
(a)(b)
........... 2,668,468 34,690,084
Shoe Carnival, Inc. ................... 471,279 16,150,731
Signet Jewelers Ltd. .................. 1,101,007 100,940,322
Sleep Number Corp.
(a)(b)
............... 566,566 7,761,954
Sonic Automotive, Inc. , Class A .......... 377,165 21,396,571
Stitch Fix, Inc. , Class A
(a)(b)
.............. 2,388,287 7,535,046
ThredUp , Inc. , Class A
(a)(b)
.............. 2,058,275 1,268,927
Tile Shop Holdings, Inc.
(a)
.............. 702,758 4,645,230
Tilly's, Inc. , Class A
(a)(b)
................ 451,801 1,816,240
Torrid Holdings, Inc.
(a)(b)
................ 405,980 1,473,707
Upbound Group, Inc. ................. 1,378,934 40,320,030
Urban Outfitters, Inc.
(a)(b)
............... 1,655,292 59,507,747
Victoria's Secret & Co.
(a)(b)
.............. 2,024,665 61,266,363
Warby Parker, Inc. , Class A
(a)(b)
........... 2,245,057 38,008,815
Winmark Corp. ..................... 72,120 26,892,827
Zumiez, Inc.
(a)(b)
..................... 428,104 8,818,942
1,528,965,413
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure , Inc. , Class A
(b)
........... 643,938 9,729,903
Corsair Gaming, Inc.
(a)(b)
............... 1,194,367 7,661,864
CPI Card Group, Inc.
(a)
................ 125,949 2,707,904
Diebold Nixdorf, Inc.
(a)
................. 667,081 30,872,509
Eastman Kodak Co.
(a)(b)
................ 1,618,790 7,640,689
Immersion Corp. .................... 803,194 6,770,925
IonQ , Inc.
(a)(b)
....................... 5,119,621 76,947,904
Turtle Beach Corp.
(a)
.................. 450,784 7,199,020
Xerox Holdings Corp. ................. 3,035,570 24,800,607
174,331,325
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. , Class A
(a)(b)
................. 3,333,128 20,832,050
G-III Apparel Group Ltd.
(a)(b)
............. 1,043,497 31,597,089
Hanesbrands, Inc.
(a)(b)
................. 9,135,455 63,491,412
Kontoor Brands, Inc. .................. 1,441,600 123,444,208
Movado Group, Inc. .................. 389,952 7,202,413
Oxford Industries, Inc. ................ 378,225 27,466,700
Rocky Brands, Inc. ................... 186,379 3,790,949
Steven Madden Ltd. .................. 1,866,096 83,918,337
Superior Group of Cos., Inc. ............ 341,652 5,039,367
Vera Bradley, Inc.
(a)(b)
................. 634,971 3,181,205
Wolverine World Wide, Inc. ............. 2,054,035 31,611,599
401,575,329
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
.............. 481,608 2,701,821
Turning Point Brands, Inc. .............. 443,261 20,935,217
Universal Corp. ..................... 622,643 31,704,981
55,342,019
Trading Companies & Distributors — 2.4%
Alta Equipment Group, Inc. , Class A ....... 679,580 4,417,270
Applied Industrial Technologies, Inc. ....... 995,543 230,557,803
Beacon Roofing Supply, Inc.
(a)(b)
.......... 1,643,632 151,329,198
BlueLinx Holdings, Inc.
(a)
............... 218,697 23,938,574
Boise Cascade Co. .................. 1,023,254 136,123,480
Custom Truck One Source, Inc.
(a)(b)
........ 1,271,944 5,202,251
Distribution Solutions Group, Inc.
(a)(b)
....... 269,811 10,387,724
DNOW, Inc.
(a)
...................... 2,698,825 31,927,100
DXP Enterprises, Inc.
(a)(b)
............... 319,198 15,666,238
EVI Industries, Inc. ................... 131,513 2,614,478
FTAI Aviation Ltd. .................... 2,612,848 351,271,285
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
GATX Corp. ....................... 912,496 $ 125,705,449
Global Industrial Co. .................. 335,102 8,890,256
GMS, Inc.
(a)(b)
....................... 1,043,963 93,841,834
H&E Equipment Services, Inc. ........... 828,939 43,312,063
Herc Holdings, Inc. ................... 726,500 151,940,210
Hudson Technologies, Inc.
(a)
............ 1,109,492 8,509,804
Karat Packaging, Inc. ................. 174,319 4,654,317
McGrath RentCorp ................... 620,599 70,562,106
MRC Global, Inc.
(a)
................... 2,178,996 26,714,491
Rush Enterprises, Inc. , Class A .......... 1,565,971 88,602,639
Rush Enterprises, Inc. , Class B .......... 226,624 11,004,862
Titan Machinery, Inc.
(a)(b)
............... 524,620 7,200,409
Transcat , Inc.
(a)(b)
.................... 225,900 21,589,263
Willis Lease Finance Corp. ............. 73,334 13,297,654
Xometry , Inc. , Class A
(a)(b)
.............. 1,089,590 21,443,131
1,660,703,889
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)(b)
...... 263,649 2,910,685
Water Utilities — 0.4%
American States Water Co. ............. 949,046 78,258,333
Cadiz, Inc.
(a)(b)
...................... 1,059,242 3,220,096
California Water Service Group .......... 1,482,383 77,024,621
Consolidated Water Co. Ltd. ............ 372,374 8,847,606
Global Water Resources, Inc. ............ 258,393 3,227,329
Middlesex Water Co. ................. 446,197 27,302,794
Pure Cycle Corp.
(a)(b)
.................. 488,442 5,138,410
SJW Group ........................ 819,799 45,630,012
York Water Co. (The) ................. 308,973 10,866,580
259,515,781
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
...................... 1,674,885 10,970,497
Spok Holdings, Inc. .................. 447,439 6,966,625
Telephone & Data Systems, Inc. .......... 2,541,365 75,605,609
93,542,731
Total Common Stocks — 99.8%
(Cost: $86,983,809,798) ............................ 67,636,443,006
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR
(b)
.......... 272,340 130,723
Contra Chinook Therape , CVR
(b)
......... 1,316,575 1,105,923
Inhibrx , Inc., CVR ................... 794,436 889,768
Oncternal Therapeutics, Inc., CVR
(b)
....... 13,273 13,605
2,140,019
Total Rights — 0.0%
(Cost: $1,055,069) ............................... 2,140,019
Warrants
Health Care Equipment & Supplies — 0.0%
(a)(b)
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/26/29, Strike Price USD 11.00) . 39,821 128,025
Pulse Biosciences, Inc. (1 Share for 1 Warrant,
Expires 06/27/29) ................. 39,821 128,024

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70)
(a)(b)
... 46,322 $ 231,610
Total Warrants — 0.0%
(Cost: $3,782,609) ............................... 487,659
Total Long-Term Investments — 99.8%
(Cost: $86,988,647,476) ............................ 67,639,070,684
Short-Term Securities
Money Market Funds — 11.2%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(h)
.................. 7,482,311,446 7,487,549,064
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.83% ................... 147,320,292 147,320,292
Total Short-Term Securities — 11.2%
(Cost: $7,629,038,082) ............................ 7,634,869,356
Total Investments — 111.0%
(Cost: $94,617,685,558 ) ............................ 75,273,940,040
Liabilities in Excess of Other Assets — (11.0)% ............ (7,477,074,966)
Net Assets — 100.0% ...............................
$ 67,796,865,074
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,338,578, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,603 12/20/24 $ 177,019 $ 1,749,406

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Russell 2000 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 67,614,856,778 $ 21,586,225 $ 3 $ 67,636,443,006
Rights ................................................ — — 2,140,019 2,140,019
Warrants .............................................. 231,610 256,049 — 487,659
Short-Term Securities
Money Market Funds ...................................... 7,634,869,356 — — 7,634,869,356
$ 75,249,957,744 $ 21,842,274 $ 2,140,022 $ 75,273,940,040
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,749,406 $ — $ — $ 1,749,406
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

October 31, 2024
iShares Core
S&P 500 ETF
iShares Russell
2000 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 537,006,498,890 $ 67,639,070,684
Investments, at value — affiliated
(c)
........................................................................... 3,433,143,176 7,634,869,356
Cash .............................................................................................. — 804,738
Cash pledged:
Futures contracts ..................................................................................... 70,069,000 12,455,000
Receivables: – –
Investment s sold ..................................................................................... 68,904,030 52,089,357
Securities lending income — affiliated ....................................................................... 445,255 6,620,606
Capital shares sold .................................................................................... 3,493,562 3,004,540
Dividends — unaffiliated ................................................................................ 281,956,957 17,779,234
Dividends — affiliated .................................................................................. 4,744,280 598,158
From the Manager .................................................................................... — 1,633
Total a ssets ..........................................................................................
540,869,255,150 75,367,293,306
LIABILITIES
Bank overdraft ......................................................................................... 271,439 —
Cash received:
Futures contracts ..................................................................................... 334 —
Collateral on securities loaned .............................................................................. 2,394,162,077 7,527,577,171
Payables: – –
Investments purchased ................................................................................. — 17,487,661
Capital shares redeemed ................................................................................ 1,382,868 11,417,253
Investment advisory fees ................................................................................ 13,814,702 11,072,519
Variation margin on futures contracts ........................................................................ 27,027,980 2,873,628
Total li abilities .........................................................................................
2,436,659,400 7,570,428,232
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 538,432,595,750 $ 67,796,865,074
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 433,338,150,965 $ 101,616,993,247
Accumulated earnings (loss) ............................................................................... 105,094,444,785 (33,820,128,173)
NET ASSETS .........................................................................................
$ 538,432,595,750 $ 67,796,865,074
NET ASSET VALUE
Shares outstanding .....................................................................................
942,050,000 311,350,000
Net asset value ........................................................................................
$ 571.55 $ 217.75
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 458,235,774,641 $ 86,988,647,476
(b)
  Securities loaned, at value ........................................................................ $ 2,228,706,584 $ 7,035,379,277
(c)
  Investments, at cost — affiliated ..................................................................... $ 3,431,058,199 $ 7,629,038,082

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cboe Global Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds Dec 2024 Term Corporate ETF | IBDP | NYSE Arca
• iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
• iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
• iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
• iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
• iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca
• iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca
• iShares iBonds Dec 2031 Term Corporate ETF | IBDW | NYSE Arca
• iShares iBonds Dec 2034 Term Corporate ETF | IBDZ | NYSE Arca

2

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24	$8,711	$8,711,000
Aerospace & Defense — 0.2%
General Dynamics Corp., 2.38%, 11/15/24	5,714	5,707,752
Agriculture — 0.9%
Philip Morris International Inc.
3.25%, 11/10/24	8,323	8,315,905
5.13%, 11/15/24	11,483	11,479,539
		19,795,444
Auto Manufacturers — 1.3%
Ford Motor Credit Co. LLC, 4.06%, 11/01/24	17,325	17,325,000
General Motors Financial Co. Inc., 3.50%, 11/07/24	9,637	9,633,288
PACCAR Financial Corp., 0.90%, 11/08/24(a)	3,105	3,102,566
		30,060,854
Banks — 6.2%
Bank of Montreal, 5.20%, 12/12/24	12,953	12,954,273
Bank of Nova Scotia (The), 5.25%, 12/06/24	12,199	12,201,169
Goldman Sachs Group Inc. (The), 5.70%, 11/01/24	23,672	23,672,000
Lloyds Banking Group PLC, 4.50%, 11/04/24	11,753	11,753,000
National Australia Bank Ltd./New York, 5.13%, 11/22/24(a)	16,220	16,220,719
PNC Financial Services Group Inc. (The), 2.20%, 11/01/24	7,834	7,834,000
Royal Bank of Canada, 2.25%, 11/01/24	15,418	15,418,000
Toronto-Dominion Bank (The), 1.25%, 12/13/24	7,055	7,023,467
Truist Bank, 2.15%, 12/06/24	15,114	15,068,214
Westpac Banking Corp., 1.02%, 11/18/24	14,688	14,659,442
		136,804,284
Beverages — 0.2%
Constellation Brands Inc., 4.75%, 11/15/24	4,638	4,636,416
Building Materials — 0.5%
Owens Corning, 4.20%, 12/01/24	5,773	5,766,272
Trane Technologies Financing Ltd., 3.55%, 11/01/24	6,069	6,069,000
		11,835,272
Chemicals — 0.5%
Linde Inc./CT, 4.80%, 12/05/24	4,492	4,490,881
Nutrien Ltd., 5.90%, 11/07/24	6,328	6,328,610
		10,819,491
Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24	9,183	9,161,084
Global Payments Inc., 1.50%, 11/15/24	6,196	6,186,421
		15,347,505
Computers — 0.2%
Genpact Luxembourg SARL, 3.38%, 12/01/24	5,373	5,360,228
Cosmetics & Personal Care — 0.3%
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24	6,845	6,824,812
Diversified Financial Services — 1.1%
American Express Co., 3.63%, 12/05/24(a)	8,439	8,439,000
Discover Financial Services, 3.95%, 11/06/24	6,737	6,737,000
Security	Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp., 3.25%, 12/04/24	$8,713	$8,693,353
		23,869,353
Electric — 1.9%
Avangrid Inc., 3.15%, 12/01/24	7,783	7,768,542
DTE Energy Co., 4.22%, 11/01/24(b)	15,303	15,303,000
Edison International, 3.55%, 11/15/24	6,721	6,715,619
Interstate Power & Light Co., 3.25%, 12/01/24(a)	7,330	7,314,185
Wisconsin Electric Power Co., 2.05%, 12/15/24(a)	4,924	4,904,458
		42,005,804
Electronics — 0.5%
Honeywell International Inc., 4.85%, 11/01/24	5,469	5,469,000
Trimble Inc., 4.75%, 12/01/24(a)	5,293	5,286,617
		10,755,617
Food — 0.1%
Hershey Co. (The), 2.05%, 11/15/24	2,810	2,806,775
Health Care - Products — 2.2%
Baxter International Inc., 1.32%, 11/29/24	17,255	17,195,212
DH Europe Finance II SARL, 2.20%, 11/15/24	8,907	8,896,419
GE HealthCare Technologies Inc., 5.55%, 11/15/24	12,485	12,486,116
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24	10,952	10,927,722
		49,505,469
Health Care - Services — 1.2%
Aetna Inc., 3.50%, 11/15/24	9,470	9,461,666
Elevance Health Inc., 3.35%, 12/01/24	11,497	11,474,135
Laboratory Corp. of America Holdings, 2.30%, 12/01/24	5,556	5,541,193
		26,476,994
Holding Companies - Diversified — 0.5%
Blackstone Private Credit Fund, 2.35%, 11/22/24	6,848	6,829,748
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24	4,779	4,779,000
		11,608,748
Home Furnishings — 0.2%
Leggett & Platt Inc., 3.80%, 11/15/24	3,822	3,819,572
Insurance — 0.1%
First American Financial Corp., 4.60%, 11/15/24	2,988	2,981,584
Internet — 2.5%
Alibaba Group Holding Ltd., 3.60%, 11/28/24(a)	26,102	26,063,057
Amazon.com Inc.
3.80%, 12/05/24(a)	15,139	15,113,842
4.70%, 11/29/24	14,126	14,121,712
		55,298,611
Iron & Steel — 0.3%
Steel Dynamics Inc., 2.80%, 12/15/24	6,157	6,138,484
Machinery — 0.9%
Caterpillar Financial Services Corp.
2.15%, 11/08/24(a)	11,944	11,937,431
3.25%, 12/01/24	7,937	7,925,384
		19,862,815
Manufacturing — 0.6%
Carlisle Companies Inc., 3.50%, 12/01/24(a)	6,059	6,048,917
Parker-Hannifin Corp., 3.30%, 11/21/24	7,143	7,135,302
		13,184,219
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 0.1%
Discovery Communications LLC, 3.90%, 11/15/24	$1,617	$1,614,714
Mining — 0.4%
Freeport-McMoRan Inc., 4.55%, 11/14/24	9,421	9,417,335
Oil & Gas — 1.0%
Chevron USA Inc., 3.90%, 11/15/24	6,895	6,891,353
Shell International Finance BV, 2.00%, 11/07/24	14,978	14,969,536
		21,860,889
Pharmaceuticals — 2.7%
AbbVie Inc., 2.60%, 11/21/24	43,722	43,657,776
Becton Dickinson & Co., 3.73%, 12/15/24	10,556	10,532,455
Cardinal Health Inc., 3.50%, 11/15/24	4,952	4,948,288
		59,138,519
Pipelines — 2.0%
Boardwalk Pipelines LP, 4.95%, 12/15/24(a)	8,487	8,479,846
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	4,815	4,804,005
Series A, 2.50%, 11/15/24	7,666	7,657,524
MPLX LP, 4.88%, 12/01/24	13,459	13,452,345
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24(a)	9,081	9,081,000
		43,474,720
Real Estate Investment Trusts — 0.9%
AvalonBay Communities Inc., 3.50%, 11/15/24	3,074	3,071,247
Equinix Inc., 2.63%, 11/18/24	12,026	12,010,551
Kilroy Realty LP, 3.45%, 12/15/24	5,761	5,741,640
		20,823,438
Retail — 0.6%
AutoNation Inc., 3.50%, 11/15/24	5,121	5,116,816
Walmart Inc., 2.65%, 12/15/24(a)	8,268	8,242,120
		13,358,936
Semiconductors — 0.6%
KLA Corp., 4.65%, 11/01/24	9,107	9,107,000
Texas Instruments Inc., 4.70%, 11/18/24	3,544	3,542,085
		12,649,085
Software — 1.1%
Oracle Corp., 2.95%, 11/15/24(a)	23,688	23,670,104
Security	Par (000)	Value
Telecommunications — 0.6%
Verizon Communications Inc., 3.50%, 11/01/24	$13,681	$13,681,000
Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.00%, 11/19/24	6,127	6,118,125
Transportation — 1.3%
Canadian National Railway Co., 2.95%, 11/21/24(a)	4,453	4,447,652
Canadian Pacific Railway Co., 1.35%, 12/02/24	17,665	17,608,752
United Parcel Service Inc., 2.80%, 11/15/24	6,044	6,038,736
		28,095,140
Total Long-Term Investments — 35.1% (Cost: $778,383,486)		778,119,108
	Shares
Short-Term Securities
Money Market Funds — 65.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	22,006,591	22,021,996
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	1,434,050,000	1,434,050,000
Total Short-Term Securities — 65.7% (Cost: $1,456,047,806)		1,456,071,996
Total Investments — 100.8% (Cost: $2,234,431,292)		2,234,191,104
Liabilities in Excess of Other Assets — (0.8)%		(18,722,518)
Net Assets — 100.0%		$2,215,468,586

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2024 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$263,254,610	$—	$(241,252,548)(a)	$70,697	$(50,763)	$22,021,996	22,006,591	$457,155 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,490,000	1,431,560,000 (a)	—	—	—	1,434,050,000	1,434,050,000	13,315,670	—
				$70,697	$(50,763)	$1,456,071,996		$13,772,825	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$778,119,108	$—	$778,119,108
Short-Term Securities
Money Market Funds	1,456,071,996	—	—	1,456,071,996
	$1,456,071,996	$778,119,108	$—	$2,234,191,104
See notes to financial statements.
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.8%
Boeing Co. (The)
2.60%, 10/30/25(a)	$1,431	$1,397,112
4.88%, 05/01/25	16,729	16,683,784
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	1,414	1,392,356
General Dynamics Corp.
3.25%, 04/01/25	4,268	4,241,451
3.50%, 05/15/25(a)	4,567	4,539,321
Hexcel Corp., 4.95%, 08/15/25	1,837	1,830,638
L3Harris Technologies Inc., 3.83%, 04/27/25	3,595	3,574,961
Lockheed Martin Corp., 4.95%, 10/15/25(a)	2,587	2,598,262
Northrop Grumman Corp., 2.93%, 01/15/25	7,623	7,587,737
RTX Corp., 3.95%, 08/16/25(a)	8,116	8,065,071
		51,910,693
Agriculture — 1.0%
Altria Group Inc., 2.35%, 05/06/25	4,312	4,254,091
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	3,262	3,180,836
Philip Morris International Inc.
1.50%, 05/01/25	3,837	3,773,550
3.38%, 08/11/25(a)	3,913	3,878,805
5.00%, 11/17/25	3,654	3,671,929
Reynolds American Inc., 4.45%, 06/12/25	9,653	9,616,915
		28,376,126
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25(a)	6,754	6,755,920
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	1,222	1,207,137
		7,963,057
Apparel — 0.5%
NIKE Inc., 2.40%, 03/27/25(a)	5,989	5,933,026
PVH Corp., 4.63%, 07/10/25(a)	2,880	2,865,300
Ralph Lauren Corp., 3.75%, 09/15/25	2,704	2,682,234
Tapestry Inc.
4.25%, 04/01/25(a)	1,260	1,253,134
7.05%, 11/27/25(a)	2,316	2,348,036
		15,081,730
Auto Manufacturers — 5.7%
American Honda Finance Corp.
1.00%, 09/10/25(a)	3,546	3,440,223
1.20%, 07/08/25(a)	3,596	3,510,195
1.50%, 01/13/25	4,585	4,553,168
5.00%, 05/23/25(a)	2,855	2,858,081
5.80%, 10/03/25(a)	4,658	4,709,975
Series A, 4.60%, 04/17/25(a)	4,065	4,058,969
Cummins Inc., 0.75%, 09/01/25(a)	3,289	3,187,334
Ford Motor Credit Co. LLC
2.30%, 02/10/25	6,130	6,074,973
3.38%, 11/13/25	10,181	9,986,164
4.13%, 08/04/25	6,936	6,874,489
4.69%, 06/09/25	3,140	3,126,039
5.13%, 06/16/25	8,530	8,508,744
General Motors Co.
4.00%, 04/01/25(a)	2,111	2,100,578
6.13%, 10/01/25	9,508	9,593,519
General Motors Financial Co. Inc.
2.75%, 06/20/25	5,903	5,816,368
2.90%, 02/26/25	5,906	5,862,871
3.80%, 04/07/25	4,820	4,792,120
Security	Par (000)	Value
Auto Manufacturers (continued)
4.00%, 01/15/25	$4,255	$4,243,686
4.30%, 07/13/25(a)	3,688	3,668,868
4.35%, 04/09/25	4,312	4,297,414
6.05%, 10/10/25	6,618	6,684,160
Honda Motor Co. Ltd., 2.27%, 03/10/25(a)	4,385	4,342,563
PACCAR Financial Corp.
1.80%, 02/06/25(a)	3,092	3,065,276
2.85%, 04/07/25(a)	1,975	1,959,667
3.55%, 08/11/25	2,655	2,636,463
4.95%, 10/03/25	1,873	1,883,632
Toyota Motor Credit Corp.
0.80%, 10/16/25	4,252	4,105,321
1.45%, 01/13/25	5,594	5,554,633
1.80%, 02/13/25(a)	6,679	6,619,042
3.00%, 04/01/25	5,156	5,118,027
3.40%, 04/14/25(a)	1,940	1,927,457
3.65%, 08/18/25	3,463	3,440,790
3.95%, 06/30/25(a)	5,553	5,525,595
4.80%, 01/10/25	5,017	5,014,314
5.40%, 11/10/25	2,961	2,989,020
5.60%, 09/11/25(a)	2,905	2,930,806
		165,060,544
Auto Parts & Equipment — 0.1%
BorgWarner Inc., 3.38%, 03/15/25	95	94,298
Magna International Inc., 4.15%, 10/01/25(a)	3,977	3,960,279
		4,054,577
Banks — 26.3%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	4,155	4,119,744
5.09%, 12/08/25	6,114	6,148,574
5.38%, 07/03/25(a)	5,188	5,214,204
Australia & New Zealand Banking Group Ltd./New York, 5.67%, 10/03/25(a)	4,175	4,213,223
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	4,660	4,514,932
Banco Santander SA
2.75%, 05/28/25	7,199	7,105,961
3.50%, 03/24/25(a)	6,240	6,208,156
5.15%, 08/18/25(a)	8,930	8,938,891
5.18%, 11/19/25	7,115	7,110,496
Bank of America Corp.
3.88%, 08/01/25	8,832	8,790,190
4.00%, 01/22/25	11,844	11,810,657
Series L, 3.95%, 04/21/25(a)	11,872	11,817,172
Bank of America NA, 5.65%, 08/18/25	9,665	9,743,464
Bank of Montreal
1.50%, 01/10/25	6,990	6,941,812
1.85%, 05/01/25(a)	7,573	7,462,308
3.70%, 06/07/25(a)	6,410	6,367,848
5.92%, 09/25/25	5,306	5,366,377
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25	6,983	6,876,536
3.35%, 04/25/25(a)	310	307,953
3.95%, 11/18/25(a)	2,071	2,058,990
Series G, 3.00%, 02/24/25	4,146	4,121,445
Bank of Nova Scotia (The)
1.30%, 06/11/25	5,690	5,567,409
1.45%, 01/10/25	5,796	5,754,916
2.20%, 02/03/25	5,999	5,955,682
3.45%, 04/11/25	7,995	7,946,189
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.45%, 06/12/25(a)	$8,145	$8,171,322
BankUnited Inc., 4.88%, 11/17/25	1,907	1,896,601
Barclays PLC, 3.65%, 03/16/25	10,171	10,116,160
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	3,058	2,953,552
2.25%, 01/28/25	5,202	5,167,582
3.30%, 04/07/25	6,676	6,632,355
3.95%, 08/04/25	6,402	6,367,039
5.14%, 04/28/25	4,790	4,798,428
Citibank NA, 5.86%, 09/29/25	8,035	8,122,647
Citigroup Inc.
3.30%, 04/27/25	7,602	7,547,676
3.88%, 03/26/25(a)	4,902	4,877,121
4.40%, 06/10/25	11,965	11,918,005
5.50%, 09/13/25(a)	7,132	7,164,957
Citizens Bank NA, 2.25%, 04/28/25(a)	3,671	3,621,646
Citizens Financial Group Inc., 4.30%, 12/03/25(a)	1,620	1,606,092
Comerica Bank, 4.00%, 07/27/25(a)	1,467	1,452,423
Commonwealth Bank of Australia/New York
5.08%, 01/10/25(a)	5,698	5,698,088
5.50%, 09/12/25(a)	4,593	4,628,048
Cooperatieve Rabobank UA, 4.38%, 08/04/25	7,065	7,014,703
Cooperatieve Rabobank UA/New York
1.38%, 01/10/25	4,505	4,473,259
3.38%, 05/21/25(a)	5,192	5,151,782
5.00%, 01/13/25(a)	4,345	4,344,144
5.50%, 07/18/25(a)	4,233	4,254,740
Deutsche Bank AG, 4.50%, 04/01/25(a)	7,550	7,515,390
Deutsche Bank AG/New York, 4.16%, 05/13/25	3,023	3,010,055
Fifth Third Bancorp, 2.38%, 01/28/25	3,884	3,857,690
Fifth Third Bank NA, 3.95%, 07/28/25(a)	4,083	4,052,750
First Horizon Corp., 4.00%, 05/26/25	1,742	1,726,071
FNB Corp., 5.15%, 08/25/25	1,875	1,872,140
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25	11,962	11,920,906
3.50%, 04/01/25	16,698	16,603,533
3.75%, 05/22/25	10,692	10,628,029
4.25%, 10/21/25	9,820	9,764,078
HSBC Holdings PLC, 4.25%, 08/18/25	7,829	7,770,321
HSBC USA Inc., 5.63%, 03/17/25(a)	5,640	5,655,513
Huntington Bancshares Inc./Ohio, 4.00%, 05/15/25	2,393	2,380,026
JPMorgan Chase & Co.
3.13%, 01/23/25(a)	11,966	11,917,386
3.90%, 07/15/25(a)	11,986	11,923,387
7.75%, 07/15/25	1,568	1,601,164
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	3,216	3,177,977
4.15%, 08/08/25(a)	6,001	5,956,066
KeyCorp, 4.15%, 10/29/25	2,651	2,632,774
Lloyds Bank PLC, 3.50%, 05/14/25	1,143	1,134,848
Lloyds Banking Group PLC
4.45%, 05/08/25(a)	9,538	9,515,235
4.58%, 12/10/25	5,935	5,891,781
Manufacturers & Traders Trust Co.
2.90%, 02/06/25(a)	4,176	4,147,003
5.40%, 11/21/25	2,607	2,619,088
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	8,287	8,093,177
2.19%, 02/25/25(a)	12,696	12,587,570
3.78%, 03/02/25	3,744	3,728,361
Security	Par (000)	Value
Banks (continued)
Morgan Stanley
4.00%, 07/23/25	$14,749	$14,680,939
5.00%, 11/24/25	9,398	9,422,789
Morgan Stanley Bank NA, 5.48%, 07/16/25	6,455	6,491,547
National Australia Bank Ltd./New York
3.50%, 06/09/25(a)	3,022	2,999,508
4.75%, 12/10/25	4,561	4,568,248
5.20%, 05/13/25(a)	4,945	4,956,281
National Bank of Canada, 5.25%, 01/17/25(a)	5,655	5,654,425
Northern Trust Corp., 3.95%, 10/30/25(a)	4,105	4,082,184
PNC Bank NA
2.95%, 02/23/25	4,097	4,070,368
3.25%, 06/01/25(a)	4,194	4,158,176
3.88%, 04/10/25(a)	3,312	3,295,277
4.20%, 11/01/25(a)	2,729	2,715,686
Regions Financial Corp., 2.25%, 05/18/25	3,965	3,904,899
Royal Bank of Canada
1.15%, 06/10/25(a)	7,694	7,529,094
1.60%, 01/21/25(a)	4,845	4,809,338
3.38%, 04/14/25	7,021	6,977,078
4.95%, 04/25/25	6,832	6,836,651
Santander Holdings USA Inc.
3.45%, 06/02/25	5,018	4,965,251
4.50%, 07/17/25(a)	5,666	5,637,704
State Street Corp., 3.55%, 08/18/25(a)	7,394	7,348,260
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	1,010	1,002,005
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	12,334	12,065,922
2.35%, 01/15/25(a)	7,419	7,377,577
Synchrony Bank, 5.40%, 08/22/25(a)	3,575	3,576,593
Synovus Financial Corp., 5.20%, 08/11/25	1,518	1,517,989
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	5,158	4,990,179
1.15%, 06/12/25	4,932	4,823,219
1.45%, 01/10/25(a)	4,310	4,280,092
3.77%, 06/06/25(a)	8,043	7,991,792
Truist Bank
1.50%, 03/10/25	6,055	5,982,716
3.63%, 09/16/25	5,730	5,673,753
4.05%, 11/03/25	2,823	2,806,278
Truist Financial Corp.
1.20%, 08/05/25(a)	3,742	3,643,755
3.70%, 06/05/25(a)	4,443	4,413,236
4.00%, 05/01/25	4,095	4,076,355
U.S. Bancorp
1.45%, 05/12/25(a)	7,263	7,140,054
3.95%, 11/17/25(a)	3,626	3,601,417
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25(a)	4,706	4,676,119
2.80%, 01/27/25	4,798	4,770,163
UBS AG/London, 5.80%, 09/11/25	4,825	4,875,434
UBS AG/Stamford CT
2.95%, 04/09/25(a)	5,839	5,788,544
3.70%, 02/21/25	8,772	8,736,609
7.95%, 01/09/25	5,951	5,980,707
UBS Group AG, 3.75%, 03/26/25	11,150	11,101,397
Wells Fargo & Co.
3.00%, 02/19/25(a)	13,119	13,040,883
3.55%, 09/29/25(a)	12,336	12,221,753
Wells Fargo Bank NA, 5.55%, 08/01/25(a)	10,164	10,225,330
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
2.35%, 02/19/25(a)	$7,711	$7,651,927
3.74%, 08/26/25(a)	3,573	3,547,228
5.51%, 11/17/25	4,891	4,943,144
		757,749,691
Beverages — 1.4%
Brown-Forman Corp., 3.50%, 04/15/25(a)	1,737	1,726,971
Coca-Cola Consolidated Inc., 3.80%, 11/25/25(a)	1,846	1,828,265
Constellation Brands Inc.
4.40%, 11/15/25(a)	2,720	2,706,862
4.75%, 12/01/25	2,120	2,116,314
Diageo Capital PLC
1.38%, 09/29/25(a)	4,094	3,979,280
5.20%, 10/24/25	2,560	2,578,485
Keurig Dr Pepper Inc.
3.40%, 11/15/25(a)	2,751	2,715,809
4.42%, 05/25/25	2,931	2,922,961
PepsiCo Inc.
2.25%, 03/19/25	7,038	6,971,788
2.75%, 04/30/25(a)	4,617	4,572,867
3.50%, 07/17/25(a)	3,286	3,258,516
5.25%, 11/10/25	3,932	3,964,191
		39,342,309
Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25	4,149	4,109,373
3.13%, 05/01/25(a)	4,947	4,897,742
5.25%, 03/02/25	7,085	7,089,163
Baxalta Inc., 4.00%, 06/23/25(a)	3,853	3,832,637
Biogen Inc., 4.05%, 09/15/25	8,684	8,620,892
Gilead Sciences Inc., 3.50%, 02/01/25(a)	7,953	7,921,735
Illumina Inc., 5.80%, 12/12/25	2,251	2,271,367
Royalty Pharma PLC, 1.20%, 09/02/25	5,347	5,188,293
		43,931,202
Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25	5,341	5,297,894
Fortune Brands Innovations Inc., 4.00%, 06/15/25(a)	2,607	2,590,172
Lennox International Inc., 1.35%, 08/01/25	1,612	1,568,449
Vulcan Materials Co., 4.50%, 04/01/25	1,837	1,831,953
		11,288,468
Chemicals — 1.3%
Air Products and Chemicals Inc., 1.50%, 10/15/25(a)	2,733	2,657,718
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	5,107	5,116,472
DuPont de Nemours Inc., 4.49%, 11/15/25(a)	8,726	8,699,285
Eastman Chemical Co., 3.80%, 03/15/25(a)	2,071	2,059,395
EIDP Inc., 1.70%, 07/15/25(a)	2,679	2,622,257
Linde Inc./CT
2.65%, 02/05/25	2,572	2,555,032
4.70%, 12/05/25	2,492	2,495,264
LYB International Finance III LLC, 1.25%, 10/01/25(a)	2,713	2,628,693
Nutrien Ltd.
3.00%, 04/01/25(a)	2,543	2,524,355
5.95%, 11/07/25(a)	2,355	2,388,367
Sherwin-Williams Co. (The)
3.45%, 08/01/25(a)	2,399	2,372,726
4.25%, 08/08/25(a)	2,168	2,162,112
		38,281,676
Security	Par (000)	Value
Commercial Services — 1.0%
Automatic Data Processing Inc., 3.38%, 09/15/25	$5,354	$5,303,208
Block Financial LLC, 5.25%, 10/01/25(a)	1,907	1,911,533
Cintas Corp. No. 2, 3.45%, 05/01/25(a)	1,505	1,492,653
Equifax Inc., 2.60%, 12/15/25	2,104	2,053,110
Global Payments Inc., 2.65%, 02/15/25(a)	5,241	5,202,184
Moody's Corp., 3.75%, 03/24/25	3,822	3,799,088
PayPal Holdings Inc., 1.65%, 06/01/25	5,988	5,880,858
Verisk Analytics Inc., 4.00%, 06/15/25	1,162	1,154,824
Yale University, Series 2020, 0.87%, 04/15/25	2,169	2,128,901
		28,926,359
Computers — 2.3%
Apple Inc.
0.55%, 08/20/25(a)	5,520	5,352,292
1.13%, 05/11/25(a)	9,807	9,629,175
2.50%, 02/09/25(a)	5,295	5,262,672
2.75%, 01/13/25	6,962	6,932,543
3.20%, 05/13/25(a)	8,671	8,605,789
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	12,501	12,512,318
HP Inc., 2.20%, 06/17/25	6,029	5,924,013
International Business Machines Corp.
4.00%, 07/27/25(a)	4,726	4,699,039
7.00%, 10/30/25	3,124	3,201,813
Leidos Inc., 3.63%, 05/15/25	1,461	1,448,308
NetApp Inc., 1.88%, 06/22/25(a)	4,212	4,126,555
		67,694,517
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 3.10%, 08/15/25(a)	2,035	2,013,300
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	305	302,754
3.13%, 03/24/25	6,385	6,337,984
Kenvue Inc., 5.50%, 03/22/25(a)	2,090	2,094,091
Procter & Gamble Co. (The), 0.55%, 10/29/25	4,231	4,073,987
Unilever Capital Corp.
3.10%, 07/30/25(a)	2,360	2,336,072
3.38%, 03/22/25(a)	2,308	2,294,904
		19,453,092
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25(a)	2,765	2,739,656
Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25	3,850	3,836,861
4.45%, 10/01/25(a)	3,246	3,237,805
6.50%, 07/15/25(a)	6,268	6,325,482
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	2,006	1,986,388
Air Lease Corp.
2.30%, 02/01/25	3,754	3,724,901
3.25%, 03/01/25	3,219	3,198,175
3.38%, 07/01/25(a)	4,236	4,192,058
Ally Financial Inc.
4.63%, 03/30/25(a)	2,574	2,565,610
5.80%, 05/01/25(a)	4,023	4,033,673
American Express Co.
2.25%, 03/04/25(a)	8,470	8,394,148
3.95%, 08/01/25(a)	11,164	11,109,654
4.20%, 11/06/25(a)	4,061	4,047,750
Ameriprise Financial Inc., 3.00%, 04/02/25(a)	2,913	2,891,091
Capital One Financial Corp.
3.20%, 02/05/25	5,318	5,291,344
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.20%, 10/29/25	$7,000	$6,950,187
4.25%, 04/30/25(a)	4,042	4,028,235
Charles Schwab Corp. (The)
3.00%, 03/10/25(a)	1,862	1,849,635
3.63%, 04/01/25(a)	2,074	2,063,140
3.85%, 05/21/25(a)	3,485	3,465,703
4.20%, 03/24/25	2,626	2,618,472
CME Group Inc., 3.00%, 03/15/25	4,387	4,356,679
Discover Financial Services, 3.75%, 03/04/25	2,613	2,597,918
Franklin Resources Inc., 2.85%, 03/30/25	2,070	2,052,207
Intercontinental Exchange Inc.
3.65%, 05/23/25(a)	4,976	4,942,070
3.75%, 12/01/25(a)	6,933	6,870,197
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25(a)	1,505	1,505,218
Mastercard Inc., 2.00%, 03/03/25(a)	3,881	3,846,001
Nasdaq Inc., 5.65%, 06/28/25	2,709	2,720,793
Nomura Holdings Inc.
1.85%, 07/16/25	7,023	6,864,735
2.65%, 01/16/25(a)	7,570	7,529,107
5.10%, 07/03/25	3,603	3,601,833
Synchrony Financial
4.50%, 07/23/25	5,205	5,176,351
4.88%, 06/13/25	3,936	3,924,636
Visa Inc., 3.15%, 12/14/25	19,456	19,188,172
Western Union Co. (The), 2.85%, 01/10/25	2,508	2,494,162
		163,480,391
Electric — 5.7%
Ameren Illinois Co., 3.25%, 03/01/25(a)	1,816	1,805,470
American Electric Power Co. Inc.
5.70%, 08/15/25	3,981	4,002,314
Series N, 1.00%, 11/01/25	2,439	2,348,836
Appalachian Power Co., 3.40%, 06/01/25	1,916	1,897,081
Arizona Public Service Co., 3.15%, 05/15/25(a)	2,083	2,063,204
Avangrid Inc., 3.20%, 04/15/25	4,290	4,252,810
Berkshire Hathaway Energy Co.
3.50%, 02/01/25	2,306	2,296,213
4.05%, 04/15/25(a)	6,301	6,280,321
Connecticut Light and Power Co. (The), Series A, 0.75%, 12/01/25(a)	1,567	1,501,023
Constellation Energy Generation LLC, 3.25%, 06/01/25(a)	4,677	4,627,039
Dominion Energy Inc.
3.90%, 10/01/25	3,793	3,765,029
Series A, 3.30%, 03/15/25(a)	2,746	2,728,691
DTE Electric Co., 3.38%, 03/01/25(a)	2,103	2,093,791
DTE Energy Co., Series F, 1.05%, 06/01/25	4,212	4,120,019
Duke Energy Corp.
0.90%, 09/15/25	3,331	3,219,848
5.00%, 12/08/25(a)	2,392	2,397,282
Duke Energy Progress LLC, 3.25%, 08/15/25	2,360	2,336,317
Edison International
4.70%, 08/15/25	2,064	2,057,076
4.95%, 04/15/25(a)	2,100	2,098,056
Entergy Corp., 0.90%, 09/15/25	3,942	3,808,871
Evergy Metro Inc., 3.65%, 08/15/25	1,639	1,625,338
Eversource Energy
Series H, 3.15%, 01/15/25	1,988	1,978,552
Series Q, 0.80%, 08/15/25(a)	2,004	1,938,422
Exelon Corp., 3.95%, 06/15/25(a)	3,969	3,944,623
FirstEnergy Corp., 2.05%, 03/01/25(a)	255	252,303
Security	Par (000)	Value
Electric (continued)
Florida Power & Light Co.
2.85%, 04/01/25(a)	$5,035	$4,994,790
3.13%, 12/01/25(a)	2,679	2,639,250
Iberdrola International BV, 5.81%, 03/15/25	2,372	2,377,065
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25	1,392	1,377,750
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25(a)	2,225	2,206,615
2.85%, 01/27/25	2,587	2,574,356
3.25%, 11/01/25	2,128	2,099,146
3.45%, 06/15/25(a)	1,323	1,312,430
5.45%, 10/30/25(a)	2,545	2,568,394
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	3,977	3,965,767
5.75%, 09/01/25	9,776	9,850,721
6.05%, 03/01/25	9,818	9,849,934
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	2,756	2,660,354
2.95%, 04/01/25(a)	1,772	1,758,503
Pacific Gas and Electric Co.
3.45%, 07/01/25	3,705	3,664,780
3.50%, 06/15/25(a)	3,507	3,472,682
4.95%, 06/08/25(a)	2,719	2,712,669
PECO Energy Co., 3.15%, 10/15/25(a)	1,885	1,862,809
Pinnacle West Capital Corp., 1.30%, 06/15/25(a)	2,528	2,468,734
Public Service Electric & Gas Co., 3.00%, 05/15/25(a)	1,408	1,394,999
Public Service Enterprise Group Inc., 0.80%, 08/15/25	3,025	2,928,032
Puget Energy Inc., 3.65%, 05/15/25	1,996	1,977,646
Sempra, 3.30%, 04/01/25(a)	3,698	3,671,961
Southern California Edison Co.
Series C, 4.20%, 06/01/25(a)	1,700	1,692,990
Series E, 3.70%, 08/01/25	4,567	4,530,121
Southern Co. (The), 5.15%, 10/06/25(a)	2,382	2,393,869
Southern Power Co., 4.15%, 12/01/25	2,628	2,606,036
Tucson Electric Power Co., 3.05%, 03/15/25	948	940,901
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25(a)	1,646	1,631,846
WEC Energy Group Inc., 5.00%, 09/27/25(a)	2,474	2,476,794
Wisconsin Public Service Corp., 5.35%, 11/10/25	1,261	1,270,773
Xcel Energy Inc., 3.30%, 06/01/25	3,048	3,014,539
		164,385,785
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25	2,151	2,131,042
Electronics — 0.5%
Amphenol Corp., 2.05%, 03/01/25(a)	2,385	2,361,800
Arrow Electronics Inc., 4.00%, 04/01/25(a)	1,783	1,773,928
Flex Ltd., 4.75%, 06/15/25(a)	2,983	2,970,484
Honeywell International Inc., 1.35%, 06/01/25(a)	6,614	6,490,792
Legrand France SA, 8.50%, 02/15/25(a)	2,335	2,353,552
		15,950,556
Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	7,520	7,474,066
3.79%, 03/15/25(a)	2,590	2,577,400
		10,051,466
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25	$1,769	$1,700,112
3.20%, 03/15/25(a)	3,247	3,225,634
Waste Management Inc.
0.75%, 11/15/25(a)	3,015	2,897,410
3.13%, 03/01/25(a)	2,506	2,494,549
		10,317,705
Food — 1.5%
Campbell Soup Co.
3.30%, 03/19/25(a)	2,129	2,114,103
3.95%, 03/15/25(a)	4,388	4,368,713
Conagra Brands Inc., 4.60%, 11/01/25(a)	5,268	5,253,299
General Mills Inc.
4.00%, 04/17/25	4,760	4,737,980
5.24%, 11/18/25(a)	1,119	1,117,382
Hershey Co. (The)
0.90%, 06/01/25(a)	2,830	2,768,179
3.20%, 08/21/25	1,330	1,315,830
J.M. Smucker Co. (The), 3.50%, 03/15/25	4,405	4,377,544
Mondelez International Inc., 1.50%, 05/04/25	4,397	4,321,439
Sysco Corp., 3.75%, 10/01/25(a)	3,764	3,734,001
Walmart Inc., 3.90%, 09/09/25	8,296	8,259,988
		42,368,458
Forest Products & Paper — 0.0%
Suzano International Finance BV, 4.00%, 01/14/25	1,355	1,348,424
Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25(a)	1,945	1,940,188
NiSource Inc., 0.95%, 08/15/25	6,275	6,081,909
Southern California Gas Co., 3.20%, 06/15/25(a)	1,710	1,693,321
		9,715,418
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25	3,170	3,140,722
Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25	4,732	4,699,184
3.88%, 09/15/25(a)	2,368	2,357,130
Boston Scientific Corp., 1.90%, 06/01/25	3,105	3,051,856
Danaher Corp., 3.35%, 09/15/25(a)	2,566	2,542,190
GE HealthCare Technologies Inc., 5.60%, 11/15/25	7,489	7,551,779
Stryker Corp.
1.15%, 06/15/25(a)	3,038	2,970,673
3.38%, 11/01/25	4,081	4,036,177
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25(a)	4,555	4,524,234
		31,733,223
Health Care - Services — 2.4%
Cigna Group (The)
3.25%, 04/15/25	4,893	4,857,325
4.13%, 11/15/25(a)	5,752	5,717,060
CommonSpirit Health, 1.55%, 10/01/25(a)	1,313	1,275,371
Elevance Health Inc.
2.38%, 01/15/25	6,346	6,304,006
5.35%, 10/15/25(a)	2,444	2,458,371
HCA Inc.
5.25%, 04/15/25	7,030	7,029,642
5.38%, 02/01/25(a)	12,275	12,274,104
Humana Inc., 4.50%, 04/01/25	2,897	2,888,828
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	5,076	5,049,980
Security	Par (000)	Value
Health Care - Services (continued)
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	$1,700	$1,632,017
Quest Diagnostics Inc., 3.50%, 03/30/25(a)	2,570	2,553,138
Sutter Health, Series 20A, 1.32%, 08/15/25	1,270	1,230,444
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	1,723	1,708,080
3.75%, 07/15/25	8,898	8,846,381
5.15%, 10/15/25(a)	3,682	3,704,897
UPMC, Series D-1, 3.60%, 04/03/25(a)	2,175	2,159,876
		69,689,520
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25	6,409	6,321,876
4.25%, 03/01/25(a)	3,230	3,216,304
Blackstone Private Credit Fund
2.70%, 01/15/25(a)	2,800	2,783,606
4.70%, 03/24/25	3,148	3,138,461
7.05%, 09/29/25	3,267	3,318,632
Blue Owl Capital Corp.
3.75%, 07/22/25	2,712	2,681,731
4.00%, 03/30/25	1,734	1,723,166
Blue Owl Credit Income Corp., 5.50%, 03/21/25	2,665	2,659,421
FS KKR Capital Corp., 4.13%, 02/01/25(a)	2,137	2,127,534
Goldman Sachs BDC Inc., 3.75%, 02/10/25(a)	1,740	1,729,014
Oaktree Specialty Lending Corp., 3.50%, 02/25/25	1,635	1,624,340
		31,324,085
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25(a)	3,018	2,960,259
Lennar Corp., 4.75%, 05/30/25	2,952	2,945,853
Toll Brothers Finance Corp., 4.88%, 11/15/25	2,015	2,013,412
		7,919,524
Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%, 05/15/25(a)	2,416	2,403,229
Whirlpool Corp., 3.70%, 05/01/25(a)	2,282	2,265,398
		4,668,627
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25(a)	1,600	1,581,079
Insurance — 1.2%
Allstate Corp. (The), 0.75%, 12/15/25	3,292	3,149,080
Aon Global Ltd., 3.88%, 12/15/25(a)	4,067	4,029,222
Chubb INA Holdings LLC, 3.15%, 03/15/25	4,481	4,451,917
CNO Financial Group Inc., 5.25%, 05/30/25(a)	2,636	2,632,477
Corebridge Financial Inc., 3.50%, 04/04/25	4,900	4,868,712
Kemper Corp., 4.35%, 02/15/25(a)	1,794	1,786,521
Lincoln National Corp., 3.35%, 03/09/25(a)	1,080	1,072,287
Marsh & McLennan Companies Inc., 3.50%, 03/10/25(a)	3,112	3,096,754
MetLife Inc.
3.00%, 03/01/25(a)	2,518	2,500,859
3.60%, 11/13/25	3,043	3,012,951
Principal Financial Group Inc., 3.40%, 05/15/25	2,019	2,002,400
RenaissanceRe Finance Inc., 3.70%, 04/01/25	1,535	1,526,440
		34,129,620
Internet — 1.7%
Alphabet Inc., 0.45%, 08/15/25(a)	5,211	5,050,494
Amazon.com Inc.
0.80%, 06/03/25	5,914	5,784,285
3.00%, 04/13/25	6,755	6,705,263
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.60%, 12/01/25	$6,130	$6,142,312
5.20%, 12/03/25	3,515	3,538,790
Baidu Inc.
3.08%, 04/07/25(a)	2,745	2,719,331
4.13%, 06/30/25(a)	1,385	1,374,590
Booking Holdings Inc., 3.65%, 03/15/25(a)	2,944	2,931,091
eBay Inc.
1.90%, 03/11/25	4,573	4,522,267
5.90%, 11/22/25(a)	2,320	2,346,067
Netflix Inc., 5.88%, 02/15/25(a)	4,350	4,361,085
Tencent Music Entertainment Group, 1.38%, 09/03/25	1,435	1,389,669
VeriSign Inc., 5.25%, 04/01/25	2,610	2,606,721
		49,471,965
Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25	2,729	2,682,101
3.95%, 05/23/25(a)	2,783	2,766,764
Reliance Inc., 1.30%, 08/15/25(a)	2,142	2,080,018
Steel Dynamics Inc., 2.40%, 06/15/25(a)	2,254	2,217,973
		9,746,856
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25(a)	2,624	2,589,555
Lodging — 0.6%
Hyatt Hotels Corp., 5.38%, 04/23/25	2,755	2,755,262
Las Vegas Sands Corp., 2.90%, 06/25/25	990	973,196
Marriott International Inc./MD
3.75%, 03/15/25	2,051	2,039,144
3.75%, 10/01/25(a)	1,757	1,743,344
Series EE, 5.75%, 05/01/25	3,316	3,325,218
Sands China Ltd., 5.13%, 08/08/25	6,775	6,759,875
		17,596,039
Machinery — 2.5%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	5,011	4,827,028
1.45%, 05/15/25	2,206	2,167,298
3.40%, 05/13/25(a)	5,704	5,667,221
3.65%, 08/12/25(a)	3,819	3,792,590
4.90%, 01/17/25(a)	2,135	2,134,912
5.15%, 08/11/25(a)	2,818	2,830,453
5.40%, 03/10/25	1,774	1,777,133
CNH Industrial Capital LLC
3.95%, 05/23/25(a)	2,935	2,917,650
5.45%, 10/14/25(a)	2,040	2,054,061
Deere & Co., 2.75%, 04/15/25(a)	2,452	2,429,768
Dover Corp., 3.15%, 11/15/25	2,197	2,158,885
John Deere Capital Corp.
1.25%, 01/10/25	2,805	2,784,836
2.05%, 01/09/25(a)	1,832	1,821,353
2.13%, 03/07/25	1,925	1,905,657
3.40%, 06/06/25	4,245	4,210,710
3.40%, 09/11/25	1,375	1,361,976
3.45%, 03/13/25	4,168	4,146,772
4.05%, 09/08/25	3,482	3,468,490
4.95%, 06/06/25	2,607	2,610,457
5.15%, 03/03/25(a)	2,310	2,312,581
5.30%, 09/08/25	1,563	1,573,368
Otis Worldwide Corp., 2.06%, 04/05/25(a)	6,963	6,874,256
Rockwell Automation Inc., 2.88%, 03/01/25(a)	2,179	2,163,770
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	$2,877	$2,842,368
		70,833,593
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25(a)	3,259	3,230,241
2.65%, 04/15/25(a)	3,019	2,987,743
3.00%, 08/07/25(a)	2,814	2,778,228
Textron Inc., 3.88%, 03/01/25	1,749	1,741,166
		10,737,378
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	10,857	10,844,313
Comcast Corp.
3.38%, 02/15/25(a)	1,955	1,945,582
3.38%, 08/15/25	6,650	6,583,406
3.95%, 10/15/25	13,686	13,620,727
Discovery Communications LLC
3.45%, 03/15/25(a)	1,445	1,434,283
3.95%, 06/15/25	2,551	2,527,782
Fox Corp., 3.05%, 04/07/25	3,093	3,066,506
TWDC Enterprises 18 Corp., 3.15%, 09/17/25(a)	4,114	4,067,429
Walt Disney Co. (The)
3.35%, 03/24/25(a)	8,186	8,137,324
3.70%, 10/15/25	3,146	3,124,133
		55,351,485
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25	4,639	4,591,501
Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25	1,833	1,817,264
Oil & Gas — 3.3%
BP Capital Markets America Inc., 3.80%, 09/21/25(a)	4,824	4,794,200
Canadian Natural Resources Ltd.
2.05%, 07/15/25(a)	3,258	3,192,130
3.90%, 02/01/25(a)	3,122	3,111,338
Chevron Corp.
1.55%, 05/11/25	10,862	10,681,235
3.33%, 11/17/25(a)	2,859	2,825,180
Chevron USA Inc., 0.69%, 08/12/25(a)	3,987	3,866,674
ConocoPhillips Co., 2.40%, 03/07/25	1,386	1,374,022
Devon Energy Corp., 5.85%, 12/15/25	2,621	2,639,008
EOG Resources Inc., 3.15%, 04/01/25(a)	2,638	2,618,501
Exxon Mobil Corp.
2.71%, 03/06/25	7,505	7,452,245
2.99%, 03/19/25(a)	13,282	13,185,140
Marathon Petroleum Corp., 4.70%, 05/01/25	6,503	6,492,697
Occidental Petroleum Corp.
5.50%, 12/01/25	2,890	2,897,080
5.88%, 09/01/25	2,505	2,515,626
Ovintiv Inc., 5.65%, 05/15/25(a)	3,125	3,134,499
Phillips 66, 3.85%, 04/09/25(a)	3,345	3,327,761
Phillips 66 Co., 3.61%, 02/15/25	2,142	2,131,225
Shell International Finance BV, 3.25%, 05/11/25	13,265	13,157,795
TotalEnergies Capital International SA, 2.43%, 01/10/25(a)	4,820	4,795,624
		94,191,980
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	$2,144	$2,120,739
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25(a)	2,007	1,952,879
		4,073,618
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 4.00%, 05/17/25(a)	2,511	2,496,093
Sonoco Products Co., 1.80%, 02/01/25(a)	2,310	2,288,953
WRKCo Inc., 3.75%, 03/15/25	3,294	3,276,190
		8,061,236
Pharmaceuticals — 5.0%
AbbVie Inc.
3.60%, 05/14/25	17,759	17,646,031
3.80%, 03/15/25	14,473	14,415,423
AstraZeneca PLC, 3.38%, 11/16/25	9,722	9,626,192
Bristol-Myers Squibb Co., 0.75%, 11/13/25	4,986	4,797,679
Cardinal Health Inc., 3.75%, 09/15/25	2,560	2,538,065
Cencora Inc., 3.25%, 03/01/25	2,840	2,822,209
CVS Health Corp.
3.88%, 07/20/25	13,531	13,411,983
4.10%, 03/25/25	4,952	4,929,575
Eli Lilly & Co., 2.75%, 06/01/25	2,460	2,431,947
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	5,129	5,100,110
Johnson & Johnson
0.55%, 09/01/25(a)	4,940	4,781,297
2.63%, 01/15/25(a)	3,034	3,020,027
McKesson Corp., 0.90%, 12/03/25	2,514	2,416,790
Mead Johnson Nutrition Co., 4.13%, 11/15/25	4,185	4,164,869
Merck & Co. Inc., 2.75%, 02/10/25(a)	11,808	11,737,492
Novartis Capital Corp.
1.75%, 02/14/25(a)	4,923	4,880,064
3.00%, 11/20/25(a)	8,270	8,155,580
Pfizer Inc., 0.80%, 05/28/25(a)	4,661	4,558,950
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	14,374	14,361,123
Viatris Inc., 1.65%, 06/22/25(a)	1,185	1,157,959
Zoetis Inc.
4.50%, 11/13/25	4,059	4,048,493
5.40%, 11/14/25(a)	2,932	2,950,399
		143,952,257
Pipelines — 2.8%
Columbia Pipeline Group Inc., 4.50%, 06/01/25(a)	5,202	5,179,341
DCP Midstream Operating LP, 5.38%, 07/15/25(a)	2,438	2,439,090
Enbridge Energy Partners LP, 5.88%, 10/15/25(a)	2,793	2,813,926
Enbridge Inc.
2.50%, 01/15/25(a)	2,430	2,416,875
2.50%, 02/14/25(a)	2,306	2,290,858
Energy Transfer LP
2.90%, 05/15/25	4,879	4,822,721
4.05%, 03/15/25	4,867	4,847,854
5.75%, 04/01/25(a)	2,457	2,457,061
5.95%, 12/01/25(a)	1,946	1,962,728
EnLink Midstream Partners LP, 4.15%, 06/01/25(a)	890	883,587
Enterprise Products Operating LLC, 3.75%, 02/15/25(a)	5,947	5,923,466
Kinder Morgan Inc., 4.30%, 06/01/25	7,785	7,754,958
MPLX LP
4.00%, 02/15/25(a)	2,501	2,491,773
4.88%, 06/01/25(a)	5,879	5,873,979
ONEOK Inc., 2.20%, 09/15/25	2,135	2,085,633
Security	Par (000)	Value
Pipelines (continued)
ONEOK Partners LP, 4.90%, 03/15/25	$2,582	$2,579,740
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25(a)	5,027	5,017,200
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25(a)	2,946	2,947,716
Spectra Energy Partners LP, 3.50%, 03/15/25(a)	2,519	2,503,749
TC PipeLines LP, 4.38%, 03/13/25(a)	2,026	2,017,009
Western Midstream Operating LP
3.10%, 02/01/25(a)	3,443	3,419,871
3.95%, 06/01/25(a)	1,413	1,399,249
Williams Companies Inc. (The)
3.90%, 01/15/25	3,461	3,451,628
4.00%, 09/15/25(a)	3,864	3,828,354
		81,408,366
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25(a)	2,880	2,872,689
Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25(a)	3,250	3,226,740
American Tower Corp.
1.30%, 09/15/25	2,501	2,425,868
2.40%, 03/15/25	3,644	3,608,533
2.95%, 01/15/25(a)	3,201	3,184,760
4.00%, 06/01/25(a)	3,614	3,595,142
AvalonBay Communities Inc.
3.45%, 06/01/25(a)	2,473	2,453,796
3.50%, 11/15/25(a)	1,764	1,744,270
Boston Properties LP, 3.20%, 01/15/25	4,578	4,558,091
Brixmor Operating Partnership LP, 3.85%, 02/01/25(a)	3,298	3,284,797
Crown Castle Inc., 1.35%, 07/15/25	2,562	2,492,105
CubeSmart LP, 4.00%, 11/15/25(a)	1,664	1,645,160
EPR Properties, 4.50%, 04/01/25(a)	720	716,366
Equinix Inc.
1.00%, 09/15/25	3,711	3,585,143
1.25%, 07/15/25	2,668	2,598,264
ERP Operating LP, 3.38%, 06/01/25	2,232	2,214,608
Essex Portfolio LP, 3.50%, 04/01/25(a)	2,391	2,375,532
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25	4,741	4,734,233
Healthpeak OP LLC
3.40%, 02/01/25(a)	1,765	1,756,451
4.00%, 06/01/25(a)	2,007	1,995,597
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25(a)	2,400	2,380,349
Kilroy Realty LP, 4.38%, 10/01/25	2,167	2,153,214
Kimco Realty OP LLC, 3.30%, 02/01/25	2,473	2,460,794
Kite Realty Group Trust, 4.00%, 03/15/25(a)	1,355	1,347,536
Mid-America Apartments LP, 4.00%, 11/15/25	2,213	2,197,379
NNN REIT Inc., 4.00%, 11/15/25	1,778	1,762,651
Omega Healthcare Investors Inc., 4.50%, 01/15/25	2,121	2,116,832
Realty Income Corp.
3.88%, 04/15/25	2,774	2,762,131
4.63%, 11/01/25	2,800	2,797,304
Simon Property Group LP, 3.50%, 09/01/25(a)	5,741	5,685,503
Ventas Realty LP
2.65%, 01/15/25(a)	2,345	2,332,678
3.50%, 02/01/25(a)	2,865	2,851,579
VICI Properties LP, 4.38%, 05/15/25	2,995	2,983,347
Welltower OP LLC, 4.00%, 06/01/25(a)	6,292	6,259,114
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WP Carey Inc., 4.00%, 02/01/25	$2,308	$2,297,698
		94,583,565
Retail — 2.7%
AutoNation Inc., 4.50%, 10/01/25(a)	2,547	2,535,189
AutoZone Inc.
3.25%, 04/15/25	2,542	2,521,443
3.63%, 04/15/25	2,489	2,473,422
Dollar General Corp., 4.15%, 11/01/25(a)	2,777	2,754,929
Dollar Tree Inc., 4.00%, 05/15/25(a)	5,376	5,340,327
Genuine Parts Co., 1.75%, 02/01/25	3,473	3,442,177
Home Depot Inc. (The)
2.70%, 04/15/25(a)	2,845	2,819,073
3.35%, 09/15/25(a)	5,859	5,800,915
4.00%, 09/15/25	2,443	2,432,555
5.13%, 04/30/25	1,655	1,659,036
Lowe's Companies Inc.
3.38%, 09/15/25	3,913	3,867,080
4.00%, 04/15/25(a)	3,876	3,859,889
4.40%, 09/08/25(a)	4,946	4,934,933
McDonald's Corp.
1.45%, 09/01/25(a)	3,009	2,930,308
3.30%, 07/01/25(a)	4,097	4,059,625
3.38%, 05/26/25(a)	3,067	3,042,900
Ross Stores Inc., 4.60%, 04/15/25	3,877	3,868,866
Starbucks Corp., 3.80%, 08/15/25(a)	6,663	6,618,946
Target Corp., 2.25%, 04/15/25	7,770	7,682,408
Walmart Inc., 3.55%, 06/26/25(a)	3,963	3,938,523
		76,582,544
Semiconductors — 1.9%
Analog Devices Inc., 2.95%, 04/01/25(a)	2,748	2,724,975
Applied Materials Inc., 3.90%, 10/01/25	3,674	3,656,092
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25	2,493	2,481,017
Broadcom Inc., 3.15%, 11/15/25	4,961	4,881,083
Intel Corp.
3.40%, 03/25/25	7,906	7,858,014
3.70%, 07/29/25(a)	10,417	10,324,862
Lam Research Corp., 3.80%, 03/15/25(a)	2,719	2,707,639
Microchip Technology Inc., 4.25%, 09/01/25(a)	6,349	6,315,163
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25(a)	3,180	3,145,800
Qualcomm Inc., 3.45%, 05/20/25(a)	6,789	6,743,681
Texas Instruments Inc., 1.38%, 03/12/25	4,533	4,476,686
		55,315,012
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25	2,552	2,536,895
Software — 3.0%
Adobe Inc.
1.90%, 02/01/25	3,193	3,168,509
3.25%, 02/01/25(a)	5,028	5,005,778
Autodesk Inc., 4.38%, 06/15/25(a)	1,729	1,723,537
Fiserv Inc., 3.85%, 06/01/25	4,665	4,634,162
Intuit Inc., 0.95%, 07/15/25	3,326	3,236,142
Microsoft Corp.
2.70%, 02/12/25(a)	7,359	7,317,443
3.13%, 11/03/25	14,252	14,069,164
Oracle Corp.
2.50%, 04/01/25	15,682	15,524,924
2.95%, 05/15/25	13,092	12,947,718
Security	Par (000)	Value
Software (continued)
5.80%, 11/10/25	$4,492	$4,539,427
Roper Technologies Inc.
1.00%, 09/15/25(a)	3,722	3,608,023
3.85%, 12/15/25(a)	1,810	1,791,986
Take-Two Interactive Software Inc., 3.55%, 04/14/25	3,712	3,686,305
VMware LLC, 4.50%, 05/15/25	4,417	4,403,530
		85,656,648
Telecommunications — 1.6%
Cisco Systems Inc., 3.50%, 06/15/25(a)	2,548	2,532,568
Juniper Networks Inc., 1.20%, 12/10/25	1,956	1,876,643
KT Corp., 4.00%, 08/08/25(a)(b)	2,275	2,259,755
Rogers Communications Inc.
2.95%, 03/15/25	5,035	4,994,513
3.63%, 12/15/25	3,642	3,591,127
Sprint LLC, 7.63%, 02/15/25	6,440	6,448,647
T-Mobile USA Inc., 3.50%, 04/15/25	14,614	14,514,200
Verizon Communications Inc.
0.85%, 11/20/25(a)	6,905	6,642,715
3.38%, 02/15/25(a)	1,155	1,149,200
Vodafone Group PLC, 4.13%, 05/30/25(a)	3,255	3,241,042
		47,250,410
Transportation — 1.1%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25(a)	2,807	2,786,129
3.65%, 09/01/25(a)	2,299	2,282,072
7.00%, 12/15/25(a)	1,176	1,205,988
Canadian Pacific Railway Co., 2.90%, 02/01/25	4,006	3,982,888
CSX Corp., 3.35%, 11/01/25(a)	3,455	3,415,152
Norfolk Southern Corp., 3.65%, 08/01/25	1,863	1,845,848
Ryder System Inc.
3.35%, 09/01/25	2,093	2,065,953
4.63%, 06/01/25(a)	2,249	2,243,082
Union Pacific Corp.
3.25%, 01/15/25	1,894	1,886,955
3.25%, 08/15/25(a)	2,446	2,418,910
3.75%, 07/15/25(a)	2,553	2,542,191
United Parcel Service Inc., 3.90%, 04/01/25	5,389	5,368,389
		32,043,557
Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25(a)	1,425	1,413,414
Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25	2,572	2,557,606
Total Long-Term Investments — 98.6% (Cost: $2,853,458,000)		2,841,024,775
	Shares
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	260,299,265	260,481,474
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	21,250,000	$21,250,000
Total Short-Term Securities — 9.8% (Cost: $281,614,714)		281,731,474
Total Investments — 108.4% (Cost: $3,135,072,714)		3,122,756,249
Liabilities in Excess of Other Assets — (8.4)%		(243,134,928)
Net Assets — 100.0%		$2,879,621,321

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$87,150,249	$173,283,795 (a)	$—	$(10,866)	$58,296	$260,481,474	260,299,265	$437,753 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,140,000	15,110,000 (a)	—	—	—	21,250,000	21,250,000	710,280	—
				$(10,866)	$58,296	$281,731,474		$1,148,033	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,841,024,775	$—	$2,841,024,775
Short-Term Securities
Money Market Funds	281,731,474	—	—	281,731,474
	$281,731,474	$2,841,024,775	$—	$3,122,756,249
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	$7,051	$6,949,521
Aerospace & Defense — 2.1%
Boeing Co. (The)
2.20%, 02/04/26	23,395	22,534,562
2.25%, 06/15/26	2,535	2,416,140
2.75%, 02/01/26	7,323	7,100,108
3.10%, 05/01/26(a)	3,269	3,165,492
General Dynamics Corp.
1.15%, 06/01/26(a)	3,318	3,154,898
2.13%, 08/15/26	2,985	2,871,160
L3Harris Technologies Inc., 3.85%, 12/15/26	2,590	2,549,678
Lockheed Martin Corp., 3.55%, 01/15/26	6,181	6,106,310
RTX Corp.
2.65%, 11/01/26(a)	2,694	2,596,270
5.00%, 02/27/26	2,895	2,905,863
5.75%, 11/08/26(a)	6,213	6,345,472
		61,745,953
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26(a)	1,811	1,744,615
4.40%, 02/14/26	5,335	5,308,693
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	5,161	4,977,310
BAT Capital Corp., 3.22%, 09/06/26	5,031	4,891,227
BAT International Finance PLC, 1.67%, 03/25/26	7,323	7,012,170
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	3,433	3,354,223
Philip Morris International Inc.
0.88%, 05/01/26	3,680	3,482,044
2.75%, 02/25/26	3,725	3,635,381
4.88%, 02/13/26	8,205	8,231,808
		42,637,471
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	938	904,505
Delta Air Lines Inc., 7.38%, 01/15/26(a)	3,785	3,875,814
Southwest Airlines Co., 3.00%, 11/15/26	1,486	1,432,080
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	1,012	991,448
Series 2014-2, Class A, 3.75%, 03/03/28(a)	1,817	1,775,597
		8,979,444
Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26	6,012	5,782,746
Tapestry Inc., 7.00%, 11/27/26	3,515	3,589,589
		9,372,335
Auto Manufacturers — 4.5%
American Honda Finance Corp.
1.30%, 09/09/26	3,873	3,652,687
2.30%, 09/09/26	2,704	2,599,018
4.40%, 10/05/26	2,465	2,460,628
4.75%, 01/12/26(a)	1,955	1,958,186
4.95%, 01/09/26	4,400	4,417,407
5.25%, 07/07/26(a)	4,780	4,834,984
Ford Motor Co., 4.35%, 12/08/26(a)	7,105	6,987,006
Ford Motor Credit Co. LLC
2.70%, 08/10/26	7,136	6,807,977
4.39%, 01/08/26	5,885	5,812,351
4.54%, 08/01/26	3,545	3,494,654
5.13%, 11/05/26	5,740	5,717,407
Security	Par (000)	Value
Auto Manufacturers (continued)
6.95%, 03/06/26	$6,365	$6,487,076
6.95%, 06/10/26	4,250	4,343,497
General Motors Financial Co. Inc.
1.25%, 01/08/26(a)	7,145	6,846,200
1.50%, 06/10/26	5,978	5,663,931
4.00%, 10/06/26	3,565	3,511,991
5.25%, 03/01/26	5,950	5,966,438
5.40%, 04/06/26(a)	7,865	7,924,590
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,613	1,536,025
4.45%, 03/30/26	1,930	1,932,702
5.05%, 08/10/26(a)	1,810	1,829,761
5.20%, 11/09/26	1,500	1,524,754
Toyota Motor Corp.
1.34%, 03/25/26(a)	4,187	4,009,155
5.28%, 07/13/26(a)	2,245	2,276,446
Toyota Motor Credit Corp.
0.80%, 01/09/26	2,529	2,421,248
1.13%, 06/18/26(a)	4,449	4,221,804
4.45%, 05/18/26	6,271	6,271,779
4.55%, 08/07/26	2,980	2,985,626
4.80%, 01/05/26(a)	4,170	4,186,124
5.00%, 08/14/26(a)	2,910	2,937,383
5.20%, 05/15/26	3,334	3,371,081
5.40%, 11/20/26(a)	3,995	4,067,636
		133,057,552
Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26	295	294,675
Banks — 26.1%
Australia & New Zealand Banking Group Ltd./New York, 5.00%, 03/18/26	5,825	5,865,427
Banco Santander SA, 1.85%, 03/25/26	7,553	7,237,154
Bank of America Corp.
3.50%, 04/19/26	12,252	12,063,227
4.25%, 10/22/26(a)	9,496	9,405,069
4.45%, 03/03/26	9,825	9,774,137
6.22%, 09/15/26(a)	1,690	1,736,895
Bank of America NA, 5.53%, 08/18/26	9,825	9,999,196
Bank of Montreal
1.25%, 09/15/26(a)	6,323	5,943,345
5.27%, 12/11/26(a)	5,650	5,723,789
5.30%, 06/05/26	6,550	6,619,606
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	3,369	3,216,773
1.05%, 10/15/26(a)	2,282	2,136,357
2.45%, 08/17/26	3,645	3,526,435
2.80%, 05/04/26	3,630	3,546,520
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,492	4,284,275
1.30%, 09/15/26	4,295	4,042,824
1.35%, 06/24/26	3,675	3,489,270
2.70%, 08/03/26(a)	5,987	5,800,000
4.75%, 02/02/26	6,180	6,187,356
5.35%, 12/07/26	5,515	5,602,010
Barclays PLC
4.38%, 01/12/26	12,242	12,167,088
5.20%, 05/12/26	9,975	9,976,567
BPCE SA, 3.38%, 12/02/26	3,124	3,051,685
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,960	3,753,816
15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 07/17/26(a)	$2,360	$2,396,693
5.93%, 10/02/26(a)	4,205	4,304,211
Citibank NA
4.93%, 08/06/26	6,820	6,862,205
5.44%, 04/30/26	10,265	10,388,264
5.49%, 12/04/26	9,108	9,276,695
Citigroup Inc.
3.20%, 10/21/26	13,970	13,576,309
3.40%, 05/01/26	9,537	9,357,682
3.70%, 01/12/26	9,714	9,600,286
4.30%, 11/20/26(a)	4,622	4,574,318
4.60%, 03/09/26	7,113	7,089,180
Citizens Bank NA/Providence RI, 3.75%, 02/18/26(a)	2,652	2,608,905
Citizens Financial Group Inc., 2.85%, 07/27/26	2,417	2,328,549
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	4,420	4,468,229
Cooperatieve Rabobank UA, 3.75%, 07/21/26	6,330	6,192,390
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	100	99,899
4.85%, 01/09/26	3,775	3,788,650
5.50%, 10/05/26(a)	5,275	5,374,829
Deutsche Bank AG, 4.10%, 01/13/26	1,637	1,618,893
Deutsche Bank AG/New York
1.69%, 03/19/26	4,200	4,032,988
4.10%, 01/13/26	1,940	1,917,528
Discover Bank
3.45%, 07/27/26	4,919	4,794,052
4.25%, 03/13/26	2,080	2,064,805
Fifth Third Bank NA, 3.85%, 03/15/26	3,483	3,432,042
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26(a)	13,289	12,967,853
3.75%, 02/25/26(a)	9,231	9,115,575
HSBC Holdings PLC
3.90%, 05/25/26(a)	7,370	7,275,555
4.30%, 03/08/26(a)	5,455	5,421,253
4.38%, 11/23/26(a)	5,449	5,388,396
JPMorgan Chase & Co.
2.95%, 10/01/26	13,477	13,094,586
3.20%, 06/15/26	8,369	8,194,956
3.30%, 04/01/26	12,110	11,894,819
4.13%, 12/15/26	9,648	9,551,546
7.63%, 10/15/26	2,502	2,641,683
JPMorgan Chase Bank NA, 5.11%, 12/08/26	13,225	13,379,110
KeyBank NA, 4.70%, 01/26/26	2,180	2,171,891
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	2,780	2,702,049
Lloyds Banking Group PLC, 4.65%, 03/24/26	7,559	7,503,986
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	6,410	6,383,720
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	4,753	4,597,477
3.85%, 03/01/26	11,310	11,194,605
Mizuho Financial Group Inc., 2.84%, 09/13/26	5,322	5,154,952
Morgan Stanley
3.13%, 07/27/26	14,282	13,927,077
3.88%, 01/27/26(a)	14,428	14,297,475
4.35%, 09/08/26	10,745	10,672,188
6.25%, 08/09/26(a)	3,428	3,521,477
Morgan Stanley Bank NA
4.75%, 04/21/26	7,325	7,349,870
5.88%, 10/30/26	7,353	7,536,527
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$6,560	$6,351,949
3.38%, 01/14/26	3,737	3,685,468
4.97%, 01/12/26(a)	5,210	5,233,453
NatWest Group PLC, 4.80%, 04/05/26(a)	7,836	7,836,226
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,656	3,438,937
2.60%, 07/23/26(a)	5,031	4,864,069
Royal Bank of Canada
0.88%, 01/20/26(a)	6,060	5,797,683
1.15%, 07/14/26	3,350	3,167,896
1.20%, 04/27/26	8,275	7,878,623
1.40%, 11/02/26	4,100	3,857,452
4.65%, 01/27/26	7,264	7,231,418
4.88%, 01/12/26(a)	5,095	5,114,886
5.20%, 07/20/26	4,890	4,947,391
Santander Holdings USA Inc., 3.24%, 10/05/26	4,805	4,642,186
State Street Corp.
2.65%, 05/19/26	4,006	3,898,501
5.27%, 08/03/26	5,960	6,033,949
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	5,154	4,927,062
1.40%, 09/17/26	9,627	9,073,749
2.63%, 07/14/26	11,170	10,798,646
3.01%, 10/19/26(a)	6,352	6,159,725
3.78%, 03/09/26	7,263	7,178,465
5.46%, 01/13/26	8,765	8,842,432
5.88%, 07/13/26	3,080	3,139,163
Toronto-Dominion Bank (The)
0.75%, 01/06/26	6,013	5,738,093
1.20%, 06/03/26	6,245	5,912,066
1.25%, 09/10/26	6,813	6,408,055
5.10%, 01/09/26	2,725	2,735,689
5.26%, 12/11/26	2,750	2,785,306
5.53%, 07/17/26	8,633	8,748,704
Truist Bank
3.30%, 05/15/26	3,674	3,586,972
3.80%, 10/30/26	4,353	4,265,376
U.S. Bancorp
3.10%, 04/27/26(a)	5,059	4,934,900
Series V, 2.38%, 07/22/26(a)	6,600	6,370,282
UBS AG/London, 1.25%, 06/01/26	4,425	4,201,214
UBS AG/Stamford CT, 1.25%, 08/07/26(a)	7,625	7,197,223
UBS Group AG, 4.55%, 04/17/26	9,756	9,717,946
Wachovia Corp., 7.57%, 08/01/26(a)(b)	1,155	1,205,431
Wells Fargo & Co.
3.00%, 04/22/26	16,601	16,207,808
3.00%, 10/23/26	16,392	15,875,491
4.10%, 06/03/26	11,386	11,261,044
Wells Fargo Bank NA
4.81%, 01/15/26	8,705	8,725,026
5.25%, 12/11/26	10,545	10,703,204
5.45%, 08/07/26	10,344	10,498,720
Westpac Banking Corp.
1.15%, 06/03/26	6,445	6,121,998
2.70%, 08/19/26(a)	5,032	4,884,503
2.85%, 05/13/26	7,471	7,295,438
5.20%, 04/16/26	3,345	3,378,819
		764,093,686
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	$5,875	$5,807,274
Constellation Brands Inc.
3.70%, 12/06/26(a)	3,252	3,186,957
5.00%, 02/02/26	1,750	1,749,204
Diageo Capital PLC, 5.38%, 10/05/26	2,500	2,538,240
Keurig Dr Pepper Inc., 2.55%, 09/15/26	2,153	2,071,660
Molson Coors Beverage Co., 3.00%, 07/15/26	9,336	9,085,685
PepsiCo Inc.
2.38%, 10/06/26	4,428	4,270,163
2.85%, 02/24/26	3,761	3,686,648
4.55%, 02/13/26	1,955	1,959,120
5.13%, 11/10/26	3,245	3,293,799
		37,648,750
Biotechnology — 0.8%
Amgen Inc.
2.60%, 08/19/26	6,442	6,220,100
5.51%, 03/02/26	1,750	1,749,763
Gilead Sciences Inc., 3.65%, 03/01/26	12,546	12,386,481
Illumina Inc., 4.65%, 09/09/26	2,055	2,049,119
		22,405,463
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26	2,567	2,537,486
Owens Corning, 3.40%, 08/15/26(a)	1,922	1,879,528
Trane Technologies Financing Ltd., 3.50%, 03/21/26(a)	2,187	2,153,287
		6,570,301
Chemicals — 1.0%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26	1,930	1,813,941
Ecolab Inc., 2.70%, 11/01/26	3,544	3,422,104
EIDP Inc., 4.50%, 05/15/26(a)	3,385	3,379,688
FMC Corp.
3.20%, 10/01/26	2,332	2,255,644
5.15%, 05/18/26	2,630	2,637,634
Linde Inc./CT, 3.20%, 01/30/26	3,756	3,701,383
Nutrien Ltd., 4.00%, 12/15/26	1,836	1,805,706
PPG Industries Inc., 1.20%, 03/15/26	3,405	3,243,127
Sherwin-Williams Co. (The), 3.95%, 01/15/26(a)	1,915	1,898,310
Westlake Corp., 3.60%, 08/15/26	3,898	3,815,443
		27,972,980
Commercial Services — 0.6%
Global Payments Inc.
1.20%, 03/01/26	5,495	5,241,839
4.80%, 04/01/26	3,914	3,907,261
GXO Logistics Inc., 1.65%, 07/15/26(a)	1,908	1,807,046
PayPal Holdings Inc., 2.65%, 10/01/26(a)	6,339	6,125,990
		17,082,136
Computers — 3.8%
Apple Inc.
0.70%, 02/08/26	9,718	9,276,914
2.05%, 09/11/26	8,139	7,807,589
2.45%, 08/04/26	9,272	8,978,102
3.25%, 02/23/26(a)	14,649	14,448,407
CGI Inc., 1.45%, 09/14/26	2,694	2,533,271
Dell International LLC/EMC Corp.
4.90%, 10/01/26	8,801	8,825,165
6.02%, 06/15/26	11,152	11,336,614
DXC Technology Co., 1.80%, 09/15/26	3,010	2,829,817
Fortinet Inc., 1.00%, 03/15/26	2,385	2,266,646
Security	Par (000)	Value
Computers (continued)
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26(a)	$1,563	$1,492,555
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	4,274	4,094,330
4.45%, 09/25/26	5,170	5,146,920
HP Inc., 1.45%, 06/17/26	2,275	2,156,734
IBM International Capital Pte Ltd., 4.70%, 02/05/26(a)	3,435	3,437,109
International Business Machines Corp.
3.30%, 05/15/26	13,470	13,214,863
3.45%, 02/19/26	6,865	6,771,120
4.50%, 02/06/26(a)	3,080	3,075,619
Kyndryl Holdings Inc., 2.05%, 10/15/26(a)	3,195	3,022,713
		110,714,488
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 4.80%, 03/02/26	2,450	2,464,917
Conopco Inc., Series E, 7.25%, 12/15/26(a)	1,159	1,220,311
Kenvue Inc., 5.35%, 03/22/26	3,805	3,847,495
Procter & Gamble Co. (The)
1.00%, 04/23/26	4,092	3,909,870
2.45%, 11/03/26	3,776	3,643,941
2.70%, 02/02/26	3,110	3,051,275
4.10%, 01/26/26(a)	2,206	2,202,459
Unilever Capital Corp., 2.00%, 07/28/26(a)	3,906	3,754,163
		24,094,431
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	5,808	5,584,198
2.45%, 10/29/26	17,269	16,482,787
4.45%, 04/03/26	2,723	2,702,880
Air Lease Corp.
1.88%, 08/15/26	6,195	5,886,328
2.88%, 01/15/26	7,171	7,001,303
3.75%, 06/01/26	3,573	3,511,870
5.30%, 06/25/26(a)	2,345	2,364,714
Aircastle Ltd., 4.25%, 06/15/26	3,436	3,391,037
American Express Co.
1.65%, 11/04/26(a)	5,800	5,472,737
3.13%, 05/20/26	4,351	4,259,878
4.90%, 02/13/26	5,200	5,221,933
Ameriprise Financial Inc., 2.88%, 09/15/26(a)	2,765	2,686,545
Brookfield Finance Inc., 4.25%, 06/02/26(a)	2,483	2,467,460
Capital One Financial Corp., 3.75%, 07/28/26(a)	7,502	7,342,627
Charles Schwab Corp. (The)
0.90%, 03/11/26	6,029	5,727,767
1.15%, 05/13/26	4,748	4,507,303
3.45%, 02/13/26	1,735	1,706,862
5.88%, 08/24/26	4,684	4,779,742
Discover Financial Services, 4.50%, 01/30/26(a)	3,096	3,078,444
Invesco Finance PLC, 3.75%, 01/15/26	2,950	2,911,585
Legg Mason Inc., 4.75%, 03/15/26	2,243	2,241,908
Mastercard Inc., 2.95%, 11/21/26	4,294	4,176,935
Nasdaq Inc., 3.85%, 06/30/26	2,547	2,511,626
Nomura Holdings Inc.
1.65%, 07/14/26	5,926	5,605,490
5.71%, 01/09/26(a)	2,920	2,941,808
Synchrony Financial, 3.70%, 08/04/26	2,471	2,410,306
Voya Financial Inc., 3.65%, 06/15/26(a)	2,415	2,370,107
17
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The), 1.35%, 03/15/26	$2,570	$2,444,018
		121,790,198
Electric — 5.5%
AEP Transmission Co. LLC, 3.10%, 12/01/26	1,950	1,893,057
AES Corp. (The), 1.38%, 01/15/26	4,405	4,218,991
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)	4,115	4,138,420
Ameren Corp.
3.65%, 02/15/26	1,601	1,577,033
5.70%, 12/01/26	3,254	3,312,148
Baltimore Gas & Electric Co., 2.40%, 08/15/26	1,746	1,683,413
Black Hills Corp., 3.95%, 01/15/26(a)	1,720	1,698,472
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26	1,556	1,497,146
CenterPoint Energy Inc.
1.45%, 06/01/26	2,505	2,379,375
5.25%, 08/10/26	1,465	1,476,061
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	2,682	2,624,802
CMS Energy Corp., 3.00%, 05/15/26	1,131	1,098,507
Commonwealth Edison Co., 2.55%, 06/15/26	2,345	2,271,137
Dominion Energy Inc.
Series A, 1.45%, 04/15/26	2,750	2,621,850
Series D, 2.85%, 08/15/26	1,943	1,878,528
DTE Electric Co., 4.85%, 12/01/26	1,310	1,322,010
DTE Energy Co., 2.85%, 10/01/26(a)	3,031	2,929,246
Duke Energy Carolinas LLC, 2.95%, 12/01/26	3,019	2,929,306
Duke Energy Corp., 2.65%, 09/01/26(a)	7,611	7,345,299
Emera U.S. Finance LP, 3.55%, 06/15/26	3,881	3,791,891
Enel Americas SA, 4.00%, 10/25/26	2,538	2,488,744
Entergy Arkansas LLC, 3.50%, 04/01/26	3,103	3,060,163
Entergy Corp., 2.95%, 09/01/26(a)	3,568	3,456,112
Entergy Louisiana LLC, 2.40%, 10/01/26	2,105	2,024,246
Evergy Kansas Central Inc., 2.55%, 07/01/26	964	932,341
Eversource Energy
4.75%, 05/15/26	2,205	2,204,184
Series U, 1.40%, 08/15/26	1,655	1,559,039
Exelon Corp., 3.40%, 04/15/26(a)	4,037	3,961,017
FirstEnergy Corp., Series A, 1.60%, 01/15/26	860	824,186
Florida Power & Light Co., 4.45%, 05/15/26(a)	2,885	2,887,675
Fortis Inc./Canada, 3.06%, 10/04/26(a)	5,509	5,332,736
Georgia Power Co., 3.25%, 04/01/26	1,762	1,728,944
ITC Holdings Corp., 3.25%, 06/30/26	1,945	1,895,528
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,036	2,870,032
4.45%, 03/13/26	2,315	2,310,136
5.60%, 11/13/26	1,750	1,783,623
NextEra Energy Capital Holdings Inc., 4.95%, 01/29/26(a)	5,055	5,071,684
Pacific Gas and Electric Co.
2.95%, 03/01/26	3,106	3,021,800
3.15%, 01/01/26	9,481	9,274,621
PPL Capital Funding Inc., 3.10%, 05/15/26	3,188	3,104,970
Public Service Electric & Gas Co.
0.95%, 03/15/26(a)	2,506	2,382,946
2.25%, 09/15/26	2,333	2,241,739
San Diego Gas & Electric Co., 2.50%, 05/15/26	2,595	2,519,441
Sempra, 5.40%, 08/01/26	2,980	3,010,549
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	1,821	1,769,240
Southern California Edison Co.
4.40%, 09/06/26	95	94,681
4.90%, 06/01/26(a)	2,040	2,050,246
Security	Par (000)	Value
Electric (continued)
5.35%, 03/01/26(a)	$2,615	$2,638,664
Series 2020-C, 1.20%, 02/01/26(a)	1,846	1,769,260
Southern Co. (The), 3.25%, 07/01/26	8,435	8,248,509
Southern Power Co., 0.90%, 01/15/26	2,236	2,133,870
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	1,742	1,677,799
Series N, 1.65%, 03/15/26	2,585	2,479,852
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26	3,910	3,844,186
Series B, 2.95%, 11/15/26(a)	1,980	1,921,442
WEC Energy Group Inc.
4.75%, 01/09/26	5,380	5,384,427
5.60%, 09/12/26(a)	3,050	3,096,996
Xcel Energy Inc., 3.35%, 12/01/26	2,225	2,161,321
		161,903,641
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26	3,553	3,328,611
Electronics — 1.1%
Amphenol Corp., 4.75%, 03/30/26	1,445	1,447,319
Avnet Inc., 4.63%, 04/15/26	2,628	2,609,768
Flex Ltd., 3.75%, 02/01/26	3,460	3,404,208
Fortive Corp., 3.15%, 06/15/26	4,437	4,320,900
Honeywell International Inc., 2.50%, 11/01/26	7,618	7,350,072
Hubbell Inc., 3.35%, 03/01/26	2,178	2,135,181
Jabil Inc., 1.70%, 04/15/26	2,304	2,196,899
TD SYNNEX Corp., 1.75%, 08/09/26(a)	2,877	2,722,858
Tyco Electronics Group SA
3.70%, 02/15/26	2,045	2,017,314
4.50%, 02/13/26	2,830	2,826,212
Vontier Corp., 1.80%, 04/01/26	2,773	2,646,877
		33,677,608
Entertainment — 0.2%
Warnermedia Holdings Inc., 6.41%, 03/15/26	5,381	5,381,469
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26	2,744	2,672,823
Veralto Corp., 5.50%, 09/18/26(a)	3,455	3,501,330
		6,174,153
Food — 1.5%
Campbell Soup Co., 5.30%, 03/20/26	1,850	1,863,838
Conagra Brands Inc., 5.30%, 10/01/26(a)	2,650	2,676,705
Flowers Foods Inc., 3.50%, 10/01/26(a)	1,450	1,415,051
Hershey Co. (The), 2.30%, 08/15/26	2,861	2,758,165
Ingredion Inc., 3.20%, 10/01/26	1,803	1,751,430
Kellanova, 3.25%, 04/01/26	4,262	4,176,119
Kraft Heinz Foods Co., 3.00%, 06/01/26	9,585	9,330,819
Kroger Co. (The)
2.65%, 10/15/26	4,330	4,165,025
3.50%, 02/01/26(a)	2,736	2,696,897
4.70%, 08/15/26(a)	2,680	2,688,076
McCormick & Co. Inc./MD, 0.90%, 02/15/26(a)	2,853	2,716,069
Sysco Corp., 3.30%, 07/15/26	5,111	4,993,331
Tyson Foods Inc., 4.00%, 03/01/26	3,823	3,781,200
		45,012,725
Gas — 0.3%
National Fuel Gas Co.
5.50%, 01/15/26(a)	2,652	2,664,929
5.50%, 10/01/26	1,470	1,487,474
Southern California Gas Co., Series TT, 2.60%, 06/15/26	2,290	2,219,582
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	$1,655	$1,616,863
Spire Inc., 5.30%, 03/01/26(a)	1,085	1,091,042
		9,079,890
Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26	5,655	5,712,132
Stanley Black & Decker Inc.
3.40%, 03/01/26	2,888	2,835,145
6.27%, 03/06/26(a)	125	124,938
		8,672,215
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26	9,663	9,556,982
Agilent Technologies Inc., 3.05%, 09/22/26(a)	1,369	1,327,635
Baxter International Inc., 2.60%, 08/15/26	3,405	3,277,756
Stryker Corp., 3.50%, 03/15/26	5,425	5,342,217
Thermo Fisher Scientific Inc.
4.95%, 08/10/26	2,595	2,619,485
5.00%, 12/05/26	4,695	4,750,423
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26	3,276	3,209,189
		30,083,687
Health Care - Services — 2.0%
Cigna Group (The)
1.25%, 03/15/26	2,487	2,371,937
4.50%, 02/25/26(a)	5,035	5,021,341
5.69%, 03/15/26	1,190	1,189,853
Elevance Health Inc.
1.50%, 03/15/26	4,288	4,107,361
4.50%, 10/30/26(a)	2,040	2,036,578
4.90%, 02/08/26	2,265	2,259,163
HCA Inc.
5.25%, 06/15/26	7,094	7,121,378
5.38%, 09/01/26	4,940	4,965,084
5.88%, 02/15/26(a)	7,110	7,161,625
Humana Inc., 5.70%, 03/13/26	930	930,064
Laboratory Corp. of America Holdings, 1.55%, 06/01/26(a)	2,550	2,430,707
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	1,030	991,084
Quest Diagnostics Inc., 3.45%, 06/01/26	2,728	2,674,936
UnitedHealth Group Inc.
1.15%, 05/15/26	4,782	4,547,127
1.25%, 01/15/26	2,537	2,440,033
3.10%, 03/15/26	4,750	4,663,092
4.75%, 07/15/26(a)	1,880	1,891,888
Universal Health Services Inc., 1.65%, 09/01/26	3,105	2,924,400
UPMC, Series 2021, 1.80%, 04/15/26(a)	215	205,091
		59,932,742
Holding Companies - Diversified — 1.9%
Ares Capital Corp.
2.15%, 07/15/26	4,897	4,646,767
3.88%, 01/15/26	5,718	5,621,777
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,370	1,290,644
2.95%, 03/10/26(a)	1,727	1,665,522
Barings BDC Inc., 3.30%, 11/23/26	1,535	1,458,389
Blackstone Private Credit Fund, 2.63%, 12/15/26	5,197	4,896,734
Blackstone Secured Lending Fund
2.75%, 09/16/26	3,445	3,281,899
3.63%, 01/15/26	3,980	3,890,572
Blue Owl Capital Corp.
3.40%, 07/15/26	4,748	4,573,799
Security	Par (000)	Value
Holding Companies - Diversified (continued)
4.25%, 01/15/26	$2,525	$2,486,376
Blue Owl Capital Corp. II, 8.45%, 11/15/26	1,765	1,838,384
Blue Owl Credit Income Corp., 3.13%, 09/23/26	1,835	1,746,709
FS KKR Capital Corp., 3.40%, 01/15/26	4,816	4,686,011
Goldman Sachs BDC Inc., 2.88%, 01/15/26	2,741	2,668,878
Golub Capital BDC Inc., 2.50%, 08/24/26	3,052	2,890,495
Main Street Capital Corp., 3.00%, 07/14/26	2,573	2,457,608
Prospect Capital Corp.
3.36%, 11/15/26(a)	1,416	1,331,594
3.71%, 01/22/26(a)	1,955	1,902,482
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26(a)	1,611	1,531,156
		54,865,796
Home Builders — 0.2%
DR Horton Inc., 1.30%, 10/15/26	3,057	2,870,284
Lennar Corp., 5.25%, 06/01/26(a)	2,176	2,186,461
		5,056,745
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,665	1,627,731
Insurance — 2.0%
Aflac Inc.
1.13%, 03/15/26(a)	2,685	2,558,140
2.88%, 10/15/26	1,452	1,407,027
Allstate Corp. (The), 3.28%, 12/15/26(a)	2,433	2,367,896
Arch Capital Finance LLC, 4.01%, 12/15/26	2,455	2,414,763
Berkshire Hathaway Inc., 3.13%, 03/15/26	11,446	11,243,581
Chubb INA Holdings LLC, 3.35%, 05/03/26	7,635	7,501,971
CNA Financial Corp., 4.50%, 03/01/26	2,993	2,978,694
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26(a)	1,919	1,908,993
Lincoln National Corp., 3.63%, 12/12/26	1,305	1,274,142
Loews Corp., 3.75%, 04/01/26	2,871	2,836,429
Manulife Financial Corp., 4.15%, 03/04/26	5,238	5,195,575
Marsh & McLennan Companies Inc., 3.75%, 03/14/26	3,503	3,464,180
Munich Re America Corp., Series B, 7.45%, 12/15/26	240	252,899
Old Republic International Corp., 3.88%, 08/26/26	2,917	2,867,965
Principal Financial Group Inc., 3.10%, 11/15/26(a)	1,622	1,572,177
Prudential Financial Inc., 1.50%, 03/10/26	3,030	2,908,988
Reinsurance Group of America Inc., 3.95%, 09/15/26(a)	1,985	1,956,101
Trinity Acquisition PLC, 4.40%, 03/15/26	2,749	2,729,420
		57,438,941
Internet — 1.5%
Alphabet Inc., 2.00%, 08/15/26	10,089	9,691,376
Amazon.com Inc., 1.00%, 05/12/26	13,640	12,977,712
Baidu Inc., 1.72%, 04/09/26(a)	2,285	2,188,474
Booking Holdings Inc., 3.60%, 06/01/26	5,666	5,588,212
eBay Inc., 1.40%, 05/10/26	3,898	3,709,720
Expedia Group Inc., 5.00%, 02/15/26	3,945	3,951,838
JD.com Inc., 3.88%, 04/29/26(a)	2,136	2,103,121
Netflix Inc., 4.38%, 11/15/26(a)	5,235	5,226,519
		45,436,972
Iron & Steel — 0.2%
ArcelorMittal SA, 4.55%, 03/11/26	2,250	2,238,873
Steel Dynamics Inc., 5.00%, 12/15/26	2,238	2,234,993
		4,473,866
19
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26	$2,517	$2,518,295
Las Vegas Sands Corp., 3.50%, 08/18/26(a)	4,220	4,100,922
Marriott International Inc./MD
5.45%, 09/15/26	2,180	2,211,480
Series R, 3.13%, 06/15/26(a)	4,151	4,053,855
Sands China Ltd., 3.80%, 01/08/26	3,485	3,417,719
		16,302,271
Machinery — 2.0%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	3,588	3,428,194
1.15%, 09/14/26(a)	1,822	1,718,932
2.40%, 08/09/26(a)	1,580	1,525,807
4.35%, 05/15/26	6,320	6,321,183
4.45%, 10/16/26	2,260	2,262,142
4.80%, 01/06/26	2,955	2,967,209
5.05%, 02/27/26(a)	3,470	3,499,526
CNH Industrial Capital LLC
1.45%, 07/15/26	3,080	2,910,630
1.88%, 01/15/26(a)	2,468	2,383,400
John Deere Capital Corp.
0.70%, 01/15/26	4,233	4,048,160
1.05%, 06/17/26(a)	2,232	2,115,212
1.30%, 10/13/26(a)	1,810	1,707,523
2.25%, 09/14/26(a)	1,876	1,805,058
2.65%, 06/10/26(a)	1,874	1,823,687
4.75%, 06/08/26	2,290	2,301,731
4.80%, 01/09/26	5,405	5,429,176
4.95%, 03/06/26	2,250	2,263,684
5.05%, 03/03/26	2,625	2,645,336
5.15%, 09/08/26	2,800	2,841,228
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	3,624	3,533,585
Xylem Inc./New York, 3.25%, 11/01/26(a)	2,480	2,414,628
		59,946,031
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26(a)	3,116	2,982,312
Illinois Tool Works Inc., 2.65%, 11/15/26	5,354	5,178,255
Teledyne Technologies Inc., 1.60%, 04/01/26	2,108	2,015,126
Textron Inc., 4.00%, 03/15/26	1,790	1,769,497
		11,945,190
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	5,395	5,507,504
Comcast Corp., 3.15%, 03/01/26	11,011	10,807,989
Discovery Communications LLC, 4.90%, 03/11/26	3,357	3,337,588
Paramount Global, 4.00%, 01/15/26(a)	65	63,945
TCI Communications Inc., 7.88%, 02/15/26	2,294	2,382,974
Thomson Reuters Corp., 3.35%, 05/15/26	2,569	2,516,785
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	4,621	4,418,419
3.00%, 02/13/26(a)	4,931	4,835,920
Walt Disney Co. (The)
1.75%, 01/13/26	7,002	6,773,804
3.38%, 11/15/26	1,954	1,914,506
		42,559,434
Mining — 0.5%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	4,905	4,923,556
5.25%, 09/08/26	4,235	4,284,336
Security	Par (000)	Value
Mining (continued)
6.42%, 03/01/26	$1,520	$1,552,839
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 03/15/26	3,575	3,606,128
		14,366,859
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	4,790	4,572,864
Oil & Gas — 2.9%
BP Capital Markets America Inc.
3.12%, 05/04/26	5,145	5,039,080
3.41%, 02/11/26(a)	5,366	5,294,610
Chevron Corp., 2.95%, 05/16/26	11,143	10,905,226
Diamondback Energy Inc., 3.25%, 12/01/26	3,723	3,614,348
EOG Resources Inc., 4.15%, 01/15/26(a)	4,071	4,045,749
Exxon Mobil Corp.
2.28%, 08/16/26	4,930	4,753,892
3.04%, 03/01/26	11,930	11,713,616
HF Sinclair Corp., 5.88%, 04/01/26(a)	4,218	4,254,312
Marathon Petroleum Corp., 5.13%, 12/15/26	3,630	3,652,161
Occidental Petroleum Corp., 5.55%, 03/15/26	4,210	4,235,310
Ovintiv Inc., 5.38%, 01/01/26	2,650	2,653,384
Phillips 66, 1.30%, 02/15/26	2,681	2,569,050
Phillips 66 Co., 3.55%, 10/01/26(a)	2,273	2,226,003
Pioneer Natural Resources Co.
1.13%, 01/15/26	1,074	1,031,437
5.10%, 03/29/26	2,745	2,765,986
Shell International Finance BV
2.50%, 09/12/26(a)	5,283	5,098,053
2.88%, 05/10/26(a)	8,929	8,719,511
Valero Energy Corp., 3.40%, 09/15/26	1,915	1,865,621
		84,437,349
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26	3,053	2,904,287
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26	2,560	2,513,515
Berry Global Inc., 1.57%, 01/15/26	7,429	7,130,506
Sonoco Products Co., 4.45%, 09/01/26	985	978,559
WRKCo Inc., 4.65%, 03/15/26	3,826	3,808,946
		14,431,526
Pharmaceuticals — 4.5%
AbbVie Inc.
2.95%, 11/21/26	17,994	17,449,002
3.20%, 05/14/26(a)	9,003	8,830,867
Astrazeneca Finance LLC, 1.20%, 05/28/26	6,296	5,992,232
AstraZeneca PLC, 0.70%, 04/08/26	6,122	5,807,026
Bristol-Myers Squibb Co.
3.20%, 06/15/26	8,433	8,269,973
4.95%, 02/20/26(a)	4,855	4,886,220
CVS Health Corp.
2.88%, 06/01/26(a)	8,318	8,059,364
3.00%, 08/15/26	3,834	3,710,057
5.00%, 02/20/26	7,158	7,162,012
Johnson & Johnson, 2.45%, 03/01/26	9,753	9,509,842
McKesson Corp., 1.30%, 08/15/26	2,815	2,661,507
Merck & Co. Inc., 0.75%, 02/24/26	6,066	5,793,024
Pfizer Inc.
2.75%, 06/03/26	5,451	5,313,366
3.00%, 12/15/26	8,389	8,145,804
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	$13,833	$13,813,482
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	7,508	7,332,145
Utah Acquisition Sub Inc., 3.95%, 06/15/26(a)	8,041	7,908,348
		130,644,271
Pipelines — 2.9%
Boardwalk Pipelines LP, 5.95%, 06/01/26	2,940	2,972,147
Enbridge Inc.
1.60%, 10/04/26	1,870	1,762,719
4.25%, 12/01/26(a)	3,110	3,080,498
5.90%, 11/15/26	3,470	3,546,419
Energy Transfer LP
3.90%, 07/15/26	2,673	2,634,476
4.75%, 01/15/26(a)	4,908	4,900,674
6.05%, 12/01/26	5,030	5,151,356
EnLink Midstream Partners LP, 4.85%, 07/15/26	1,960	1,951,523
Enterprise Products Operating LLC
3.70%, 02/15/26(a)	4,290	4,248,833
5.05%, 01/10/26	3,775	3,795,524
Kinder Morgan Inc., 1.75%, 11/15/26	2,538	2,395,102
MPLX LP, 1.75%, 03/01/26	7,460	7,163,253
ONEOK Inc.
5.00%, 03/01/26(a)	3,109	3,110,202
5.55%, 11/01/26	3,595	3,643,286
5.85%, 01/15/26	2,281	2,303,290
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26(a)	3,781	3,762,942
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	7,572	7,656,488
Spectra Energy Partners LP, 3.38%, 10/15/26	2,248	2,188,216
TransCanada PipeLines Ltd., 4.88%, 01/15/26	4,496	4,489,429
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	5,890	6,059,350
Western Midstream Operating LP, 4.65%, 07/01/26	2,180	2,161,602
Williams Companies Inc. (The), 5.40%, 03/02/26(a)	4,710	4,741,152
		83,718,481
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26	3,664	3,659,688
Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26(a)	1,840	1,811,719
4.30%, 01/15/26	1,380	1,369,983
American Tower Corp.
1.45%, 09/15/26	2,800	2,637,262
1.60%, 04/15/26	3,285	3,136,728
3.38%, 10/15/26	4,742	4,626,051
4.40%, 02/15/26(a)	2,852	2,837,809
AvalonBay Communities Inc.
2.90%, 10/15/26(a)	1,246	1,206,168
2.95%, 05/11/26	2,605	2,540,363
Boston Properties LP
2.75%, 10/01/26	4,914	4,707,352
3.65%, 02/01/26	5,018	4,923,796
Brixmor Operating Partnership LP, 4.13%, 06/15/26	3,010	2,969,817
Camden Property Trust, 5.85%, 11/03/26(a)	1,775	1,818,000
COPT Defense Properties LP, 2.25%, 03/15/26(a)	2,118	2,037,136
Crown Castle Inc.
1.05%, 07/15/26	4,873	4,574,807
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 06/15/26	$3,702	$3,635,288
4.45%, 02/15/26(a)	4,488	4,465,751
CubeSmart LP, 3.13%, 09/01/26	1,314	1,274,395
EPR Properties, 4.75%, 12/15/26	1,718	1,701,937
Equinix Inc.
1.45%, 05/15/26	3,419	3,258,685
2.90%, 11/18/26	2,982	2,880,919
ERP Operating LP, 2.85%, 11/01/26	2,533	2,452,117
Essex Portfolio LP, 3.38%, 04/15/26	2,027	1,983,026
Extra Space Storage LP, 3.50%, 07/01/26	2,867	2,809,361
Federal Realty OP LP, 1.25%, 02/15/26	2,186	2,084,897
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26	5,025	5,026,977
Healthcare Realty Holdings LP, 3.50%, 08/01/26	2,942	2,872,754
Healthpeak OP LLC, 3.25%, 07/15/26	3,372	3,296,334
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	2,335	2,318,381
Kimco Realty OP LLC, 2.80%, 10/01/26(a)	2,450	2,363,537
Kite Realty Group LP, 4.00%, 10/01/26(a)	1,330	1,304,305
Mid-America Apartments LP, 1.10%, 09/15/26	1,645	1,541,631
NNN REIT Inc., 3.60%, 12/15/26(a)	1,370	1,339,532
Omega Healthcare Investors Inc., 5.25%, 01/15/26(a)	3,366	3,366,710
Prologis LP
3.25%, 06/30/26(a)	2,013	1,973,059
3.25%, 10/01/26	1,850	1,809,080
Public Storage Operating Co.
0.88%, 02/15/26(a)	2,398	2,287,911
1.50%, 11/09/26(a)	3,335	3,146,598
Realty Income Corp.
0.75%, 03/15/26(a)	1,611	1,525,085
4.13%, 10/15/26	2,638	2,615,060
4.88%, 06/01/26	3,229	3,237,320
5.05%, 01/13/26	585	583,541
Sabra Health Care LP, 5.13%, 08/15/26	2,760	2,759,497
Simon Property Group LP
3.25%, 11/30/26(a)	3,785	3,683,083
3.30%, 01/15/26	4,207	4,140,414
Tanger Properties LP, 3.13%, 09/01/26	1,634	1,573,199
UDR Inc., 2.95%, 09/01/26	1,490	1,438,193
Ventas Realty LP
3.25%, 10/15/26(a)	2,101	2,037,430
4.13%, 01/15/26	2,558	2,532,291
Welltower OP LLC, 4.25%, 04/01/26	3,656	3,631,743
Weyerhaeuser Co., 4.75%, 05/15/26(a)	3,610	3,608,411
WP Carey Inc., 4.25%, 10/01/26(a)	1,973	1,950,192
		135,705,635
Retail — 2.8%
AutoZone Inc.
3.13%, 04/21/26	2,125	2,075,047
5.05%, 07/15/26	2,312	2,329,014
Home Depot Inc. (The)
2.13%, 09/15/26(a)	4,598	4,413,097
3.00%, 04/01/26(a)	5,877	5,760,179
4.95%, 09/30/26(a)	3,655	3,692,290
5.15%, 06/25/26	6,675	6,754,477
Lowe's Companies Inc.
2.50%, 04/15/26	7,041	6,845,264
4.80%, 04/01/26	5,050	5,061,304
McDonald's Corp., 3.70%, 01/30/26(a)	9,421	9,322,052
21
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	$2,437	$2,397,982
5.75%, 11/20/26	3,600	3,672,274
Ross Stores Inc., 0.88%, 04/15/26	2,902	2,747,867
Starbucks Corp.
2.45%, 06/15/26(a)	2,394	2,317,326
4.75%, 02/15/26	5,030	5,037,613
Target Corp., 2.50%, 04/15/26	5,009	4,898,770
TJX Companies Inc. (The), 2.25%, 09/15/26	5,859	5,639,055
Walmart Inc.
3.05%, 07/08/26	3,825	3,746,957
4.00%, 04/15/26	4,205	4,184,485
		80,895,053
Semiconductors — 1.7%
Analog Devices Inc., 3.50%, 12/05/26	4,313	4,231,683
Broadcom Inc., 3.46%, 09/15/26(a)	3,886	3,806,237
Intel Corp.
2.60%, 05/19/26(a)	4,981	4,811,617
4.88%, 02/10/26	7,500	7,498,082
Lam Research Corp., 3.75%, 03/15/26	4,190	4,146,268
Marvell Technology Inc., 1.65%, 04/15/26	2,120	2,022,941
Micron Technology Inc., 4.98%, 02/06/26	2,500	2,506,869
NVIDIA Corp., 3.20%, 09/16/26	5,048	4,943,637
NXP BV/NXP Funding LLC, 5.35%, 03/01/26	2,570	2,585,486
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26	3,789	3,741,233
Skyworks Solutions Inc., 1.80%, 06/01/26	2,618	2,490,814
Texas Instruments Inc., 1.13%, 09/15/26	2,595	2,445,747
TSMC Arizona Corp., 1.75%, 10/25/26	6,090	5,751,627
		50,982,241
Software — 3.0%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26(a)	2,387	2,334,049
Concentrix Corp., 6.65%, 08/02/26	4,020	4,096,403
Electronic Arts Inc., 4.80%, 03/01/26(a)	1,690	1,689,593
Fidelity National Information Services Inc., 1.15%, 03/01/26	6,286	5,993,284
Fiserv Inc., 3.20%, 07/01/26	9,400	9,176,945
Intuit Inc., 5.25%, 09/15/26	3,725	3,777,499
Microsoft Corp.
2.40%, 08/08/26	18,602	18,006,172
3.40%, 09/15/26(a)	3,662	3,603,536
Oracle Corp.
1.65%, 03/25/26	13,243	12,689,171
2.65%, 07/15/26	14,396	13,924,351
Roper Technologies Inc., 3.80%, 12/15/26(a)	3,470	3,418,602
Take-Two Interactive Software Inc., 5.00%, 03/28/26(a)	2,605	2,614,389
VMware LLC, 1.40%, 08/15/26	7,585	7,150,375
		88,474,369
Telecommunications — 2.6%
AT&T Inc.
1.70%, 03/25/26	14,245	13,668,976
2.95%, 07/15/26	1,426	1,386,619
3.88%, 01/15/26	1,666	1,649,609
5.54%, 02/20/26	1,075	1,075,315
Cisco Systems Inc.
2.50%, 09/20/26(a)	7,040	6,815,054
2.95%, 02/28/26(a)	3,661	3,592,020
4.90%, 02/26/26	4,845	4,877,627
Security	Par (000)	Value
Telecommunications (continued)
Rogers Communications Inc., 2.90%, 11/15/26	$2,236	$2,153,745
Sprint LLC, 7.63%, 03/01/26	7,770	7,973,711
T-Mobile USA Inc.
1.50%, 02/15/26	4,831	4,637,642
2.25%, 02/15/26	8,605	8,335,503
2.63%, 04/15/26	5,765	5,589,350
Verizon Communications Inc.
1.45%, 03/20/26(a)	7,865	7,534,032
2.63%, 08/15/26(a)	8,475	8,190,509
		77,479,712
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26	3,494	3,403,655
Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26	2,684	2,621,382
Canadian Pacific Railway Co., 1.75%, 12/02/26(a)	4,970	4,690,066
CSX Corp., 2.60%, 11/01/26	3,351	3,232,099
FedEx Corp., 3.25%, 04/01/26(a)	3,837	3,761,828
JB Hunt Transport Services Inc., 3.88%, 03/01/26	3,541	3,498,856
Norfolk Southern Corp., 2.90%, 06/15/26	3,170	3,085,307
Ryder System Inc.
1.75%, 09/01/26	1,520	1,438,710
2.90%, 12/01/26(a)	1,958	1,887,580
Union Pacific Corp.
2.75%, 03/01/26	3,215	3,140,509
4.75%, 02/21/26	2,815	2,822,320
United Parcel Service Inc., 2.40%, 11/15/26	2,472	2,374,241
Walmart Inc., 1.05%, 09/17/26	5,910	5,569,650
		38,122,548
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26(a)	1,798	1,751,645
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26(a)	1,336	1,264,826
Total Long-Term Investments — 98.2% (Cost: $2,889,509,375)		2,875,124,111
	Shares
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	118,787,107	118,870,258
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	30,210,000	30,210,000
Total Short-Term Securities — 5.1% (Cost: $149,022,354)		149,080,258
Total Investments — 103.3% (Cost: $3,038,531,729)		3,024,204,369
Liabilities in Excess of Other Assets — (3.3)%		(97,096,766)
Net Assets — 100.0%		$2,927,107,603

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2026 Term Corporate ETF

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,339,978	$65,516,264 (a)	$—	$(10,835)	$24,851	$118,870,258	118,787,107	$191,738 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,737,000	15,473,000 (a)	—	—	—	30,210,000	30,210,000	1,331,382	—
				$(10,835)	$24,851	$149,080,258		$1,523,120	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,875,124,111	$—	$2,875,124,111
Short-Term Securities
Money Market Funds	149,080,258	—	—	149,080,258
	$149,080,258	$2,875,124,111	$—	$3,024,204,369
See notes to financial statements.
23
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27	$4,941	$4,662,552
2.80%, 03/01/27(a)	1,561	1,473,101
5.04%, 05/01/27	9,600	9,562,047
6.26%, 05/01/27(b)	4,880	4,992,342
Embraer Netherlands Finance BV, 5.40%, 02/01/27	920	930,054
General Dynamics Corp.
2.63%, 11/15/27	2,136	2,025,593
3.50%, 04/01/27	3,702	3,620,602
Hexcel Corp., 4.20%, 02/15/27	2,180	2,126,070
Howmet Aerospace Inc., 5.90%, 02/01/27	2,710	2,775,044
L3Harris Technologies Inc., 5.40%, 01/15/27(a)	6,670	6,773,829
Lockheed Martin Corp., 5.10%, 11/15/27	4,250	4,324,639
Northrop Grumman Corp., 3.20%, 02/01/27	3,634	3,528,014
RTX Corp.
3.13%, 05/04/27	5,821	5,611,214
3.50%, 03/15/27(a)	5,995	5,841,480
7.20%, 08/15/27	1,198	1,280,195
		59,526,776
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27	11,087	10,745,442
4.70%, 04/02/27	4,604	4,593,590
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	2,862	2,798,661
Philip Morris International Inc.
3.13%, 08/17/27(a)	2,278	2,200,164
4.38%, 11/01/27	3,025	3,005,716
4.75%, 02/12/27(a)	4,015	4,028,533
5.13%, 11/17/27	7,040	7,137,582
		34,509,688
Airlines — 0.8%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,338	2,229,490
Series 2015-2, Class AA, 3.60%, 03/22/29	1,267	1,225,948
Southwest Airlines Co.
3.45%, 11/16/27	1,530	1,463,286
5.13%, 06/15/27(a)	9,035	9,095,524
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29	5,969	6,103,985
		20,118,233
Apparel — 0.3%
NIKE Inc., 2.75%, 03/27/27	5,518	5,314,021
Tapestry Inc., 4.13%, 07/15/27(a)	1,894	1,843,743
		7,157,764
Auto Manufacturers — 5.3%
American Honda Finance Corp.
2.35%, 01/08/27	2,682	2,563,640
4.45%, 10/22/27	3,395	3,379,607
4.90%, 03/12/27	3,300	3,324,271
4.90%, 07/09/27(a)	3,270	3,300,263
Ford Motor Credit Co. LLC
3.82%, 11/02/27	3,815	3,640,603
4.13%, 08/17/27(a)	6,093	5,888,128
4.27%, 01/09/27(a)	4,355	4,256,577
4.95%, 05/28/27	7,247	7,164,198
5.80%, 03/05/27	7,230	7,289,771
5.85%, 05/17/27(a)	7,270	7,338,492
Security	Par (000)	Value
Auto Manufacturers (continued)
7.35%, 11/04/27	$7,281	$7,642,688
General Motors Co.
4.20%, 10/01/27	3,634	3,564,712
6.80%, 10/01/27(a)	4,859	5,094,891
General Motors Financial Co. Inc.
2.35%, 02/26/27	4,805	4,539,587
2.70%, 08/20/27	4,356	4,103,639
4.35%, 01/17/27	6,172	6,102,137
5.00%, 04/09/27(a)	6,075	6,083,166
5.35%, 07/15/27(a)	5,325	5,380,240
5.40%, 05/08/27(a)	5,830	5,898,783
Honda Motor Co. Ltd., 2.53%, 03/10/27(a)	5,220	4,992,388
PACCAR Financial Corp.
2.00%, 02/04/27	1,345	1,274,852
4.45%, 08/06/27(a)	2,985	2,990,680
5.00%, 05/13/27	1,895	1,922,205
Toyota Motor Credit Corp.
1.15%, 08/13/27	2,532	2,313,586
1.90%, 01/13/27	3,290	3,115,722
3.05%, 03/22/27(a)	6,675	6,477,199
3.20%, 01/11/27	3,072	2,992,943
4.35%, 10/08/27	3,230	3,217,400
4.55%, 09/20/27	4,880	4,890,414
5.45%, 11/10/27(a)	3,365	3,453,119
Series B, 5.00%, 03/19/27(a)	4,415	4,467,615
		138,663,516
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27(a)	5,630	5,341,753
Lear Corp., 3.80%, 09/15/27	2,808	2,724,185
		8,065,938
Banks — 14.6%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	160	157,712
4.75%, 01/18/27	5,705	5,738,988
4.90%, 07/16/27	3,710	3,755,132
Banco Santander SA
4.25%, 04/11/27	5,020	4,945,380
5.29%, 08/18/27	8,693	8,755,296
Bank of America Corp.
3.25%, 10/21/27	12,338	11,903,526
Series L, 4.18%, 11/25/27	9,999	9,820,837
Bank of Montreal
2.65%, 03/08/27(a)	6,263	5,997,337
5.37%, 06/04/27(a)	3,775	3,859,975
Series H, 4.70%, 09/14/27	4,930	4,942,086
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(a)	4,240	4,025,298
3.25%, 05/16/27(a)	3,991	3,871,739
Bank of Nova Scotia (The)
1.95%, 02/02/27	3,795	3,580,586
2.95%, 03/11/27	3,780	3,641,502
5.40%, 06/04/27(a)	3,850	3,928,096
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	5,210	5,069,216
5.24%, 06/28/27	6,750	6,847,285
Citigroup Inc., 4.45%, 09/29/27	18,799	18,545,422
Cooperatieve Rabobank UA/New York, 5.04%, 03/05/27	3,190	3,232,646
Deutsche Bank AG/New York, 5.37%, 09/09/27	1,885	1,923,244
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp, 2.55%, 05/05/27	$3,654	$3,469,009
Fifth Third Bank NA, 2.25%, 02/01/27(a)	2,859	2,713,147
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27(a)	14,899	14,609,651
5.95%, 01/15/27	4,186	4,293,395
HSBC USA Inc., 5.29%, 03/04/27	5,035	5,105,595
ING Groep NV, 3.95%, 03/29/27	7,669	7,514,545
JPMorgan Chase & Co.
1.05%, 06/23/27	180	165,429
3.63%, 12/01/27(a)	5,706	5,513,164
4.25%, 10/01/27	7,268	7,206,357
8.00%, 04/29/27	2,605	2,810,366
KeyBank NA/Cleveland OH
4.39%, 12/14/27	1,483	1,450,070
5.85%, 11/15/27(a)	4,992	5,114,356
KeyCorp, 2.25%, 04/06/27(a)	3,706	3,479,291
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	6,388	6,254,587
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	2,465	2,363,699
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	4,430	4,295,091
3.68%, 02/22/27	4,991	4,898,337
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	5,041	4,835,243
3.66%, 02/28/27(a)	3,000	2,928,124
Morgan Stanley
3.63%, 01/20/27	14,913	14,635,174
3.95%, 04/23/27	9,805	9,627,027
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	6,220	6,131,526
5.09%, 06/11/27(a)	4,525	4,594,959
Northern Trust Corp., 4.00%, 05/10/27	5,128	5,079,354
PNC Bank NA, 3.10%, 10/25/27	4,830	4,634,653
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27	3,919	3,778,832
Royal Bank of Canada
2.05%, 01/21/27	1,647	1,562,599
3.63%, 05/04/27	5,776	5,648,791
4.24%, 08/03/27	6,832	6,781,472
4.88%, 01/19/27	4,975	5,015,972
6.00%, 11/01/27	7,105	7,381,776
Santander Holdings USA Inc., 4.40%, 07/13/27	5,352	5,273,890
State Street Corp.
4.33%, 10/22/27(a)	125	124,308
4.99%, 03/18/27(a)	4,614	4,657,033
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	2,800	2,652,721
3.35%, 10/18/27	4,044	3,896,179
3.36%, 07/12/27(a)	7,990	7,745,425
3.45%, 01/11/27	5,677	5,536,601
Synchrony Bank, 5.63%, 08/23/27	2,995	3,017,797
Toronto-Dominion Bank (The)
1.95%, 01/12/27	3,795	3,583,014
2.80%, 03/10/27	5,435	5,213,172
4.11%, 06/08/27	7,395	7,293,107
4.69%, 09/15/27	7,376	7,363,990
4.98%, 04/05/27(a)	4,235	4,264,954
Truist Financial Corp., 1.13%, 08/03/27(a)	3,965	3,597,939
U.S. Bancorp, Series X, 3.15%, 04/27/27	6,513	6,306,314
UBS AG/Stamford CT, 5.00%, 07/09/27(a)	6,115	6,166,391
Wells Fargo & Co., 4.30%, 07/22/27	12,135	11,969,572
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
3.35%, 03/08/27(a)	$5,212	$5,085,601
4.04%, 08/26/27	4,190	4,145,181
5.46%, 11/18/27	6,509	6,683,114
		383,009,197
Beverages — 1.5%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	7,283	6,800,688
2.90%, 05/25/27(a)	2,506	2,422,896
3.38%, 03/25/27	5,029	4,925,964
Constellation Brands Inc.
3.50%, 05/09/27	2,775	2,694,070
4.35%, 05/09/27	3,040	3,011,730
Diageo Capital PLC, 5.30%, 10/24/27	3,545	3,630,868
Keurig Dr Pepper Inc.
3.43%, 06/15/27	1,955	1,895,895
5.10%, 03/15/27	2,580	2,607,175
PepsiCo Inc.
2.63%, 03/19/27	2,447	2,350,196
3.00%, 10/15/27	7,445	7,182,481
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	2,585	2,599,808
		40,121,771
Biotechnology — 1.2%
Amgen Inc.
2.20%, 02/21/27	8,436	8,008,893
3.20%, 11/02/27	5,111	4,915,625
Bio-Rad Laboratories Inc., 3.30%, 03/15/27(a)	2,019	1,956,294
Gilead Sciences Inc.
1.20%, 10/01/27	3,717	3,385,357
2.95%, 03/01/27	6,293	6,073,183
Illumina Inc., 5.75%, 12/13/27	2,591	2,659,376
Royalty Pharma PLC, 1.75%, 09/02/27	4,878	4,494,338
		31,493,066
Building Materials — 0.6%
Carrier Global Corp., 2.49%, 02/15/27	4,724	4,516,863
Lennox International Inc., 1.70%, 08/01/27	1,595	1,470,966
Martin Marietta Materials Inc.
3.45%, 06/01/27	1,390	1,347,862
3.50%, 12/15/27	2,370	2,291,344
Masco Corp., 3.50%, 11/15/27(a)	1,641	1,579,678
Owens Corning, 5.50%, 06/15/27	1,780	1,814,733
Vulcan Materials Co., 3.90%, 04/01/27	2,026	1,994,495
		15,015,941
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.85%, 05/15/27	3,371	3,164,719
Albemarle Corp., 4.65%, 06/01/27	3,368	3,345,131
Celanese U.S. Holdings LLC, 6.17%, 07/15/27	9,964	10,189,125
Ecolab Inc.
1.65%, 02/01/27	2,761	2,596,421
3.25%, 12/01/27	2,514	2,421,701
LYB International Finance II BV, 3.50%, 03/02/27	3,016	2,928,606
Mosaic Co. (The), 4.05%, 11/15/27(a)	2,166	2,123,088
Nutrien Ltd., 5.20%, 06/21/27(a)	2,265	2,295,238
RPM International Inc., 3.75%, 03/15/27(a)	2,196	2,143,547
Sherwin-Williams Co. (The), 3.45%, 06/01/27	7,456	7,236,782
		38,444,358
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	4,658	4,575,039
Equifax Inc., 5.10%, 12/15/27	3,919	3,949,899
25
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments Inc.
2.15%, 01/15/27	$3,736	$3,529,027
4.95%, 08/15/27	2,625	2,634,285
Leland Stanford Junior University (The), 1.29%, 06/01/27(a)	865	800,852
PayPal Holdings Inc., 3.90%, 06/01/27	2,710	2,676,954
Quanta Services Inc., 4.75%, 08/09/27	2,830	2,823,040
S&P Global Inc.
2.45%, 03/01/27(a)	6,270	5,981,817
2.95%, 01/22/27	2,608	2,523,290
		29,494,203
Computers — 3.0%
Accenture Capital Inc., 3.90%, 10/04/27	2,100	2,073,968
Apple Inc.
2.90%, 09/12/27	10,059	9,682,164
3.00%, 06/20/27	3,584	3,470,946
3.00%, 11/13/27	7,869	7,577,999
3.20%, 05/11/27	8,584	8,357,065
3.35%, 02/09/27(a)	12,220	11,969,912
Dell International LLC/EMC Corp., 6.10%, 07/15/27(a)	2,595	2,685,044
Hewlett Packard Enterprise Co., 4.40%, 09/25/27	5,475	5,429,154
HP Inc., 3.00%, 06/17/27	5,143	4,930,742
IBM International Capital Pte Ltd., 4.60%, 02/05/27(a)	2,685	2,690,478
International Business Machines Corp.
1.70%, 05/15/27(a)	6,249	5,824,602
2.20%, 02/09/27	3,225	3,061,447
3.30%, 01/27/27(a)	2,728	2,657,492
4.15%, 07/27/27(a)	3,925	3,883,568
6.22%, 08/01/27	1,895	1,976,345
NetApp Inc., 2.38%, 06/22/27(a)	2,591	2,447,887
		78,718,813
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co., 3.10%, 08/15/27	2,375	2,304,733
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27	2,576	2,495,456
Haleon U.S. Capital LLC, 3.38%, 03/24/27	9,800	9,513,208
Procter & Gamble Co. (The)
1.90%, 02/01/27	4,791	4,549,813
2.80%, 03/25/27(a)	2,670	2,582,319
2.85%, 08/11/27(a)	3,874	3,729,809
Unilever Capital Corp.
2.90%, 05/05/27(a)	5,205	5,020,350
4.25%, 08/12/27(a)	3,935	3,920,371
		34,116,059
Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	4,932	4,784,417
4.63%, 10/15/27(a)	2,985	2,961,941
6.10%, 01/15/27	4,425	4,537,044
6.45%, 04/15/27(a)	7,420	7,680,608
Air Lease Corp.
2.20%, 01/15/27	3,895	3,682,821
3.63%, 04/01/27(a)	2,443	2,382,412
3.63%, 12/01/27	2,580	2,489,561
5.85%, 12/15/27	3,225	3,318,756
Security	Par (000)	Value
Diversified Financial Services (continued)
Ally Financial Inc.
4.75%, 06/09/27(a)	$3,780	$3,753,908
7.10%, 11/15/27	3,729	3,922,751
American Express Co.
2.55%, 03/04/27(a)	8,630	8,240,193
3.30%, 05/03/27	7,323	7,096,545
5.85%, 11/05/27	7,340	7,590,653
American Express Credit Corp., 3.30%, 05/03/27	1,697	1,650,979
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,239	1,130,214
Capital One Financial Corp.
3.65%, 05/11/27(a)	5,007	4,880,606
3.75%, 03/09/27	6,526	6,376,481
Cboe Global Markets Inc., 3.65%, 01/12/27	3,988	3,913,172
Charles Schwab Corp. (The)
2.45%, 03/03/27(a)	7,810	7,433,160
3.20%, 03/02/27	3,188	3,085,611
3.30%, 04/01/27	3,711	3,596,728
Discover Financial Services, 4.10%, 02/09/27	5,124	5,036,789
Eaton Vance Corp., 3.50%, 04/06/27	1,497	1,458,707
Intercontinental Exchange Inc.
3.10%, 09/15/27(a)	2,801	2,692,127
4.00%, 09/15/27	7,595	7,492,769
Jefferies Financial Group Inc.
4.85%, 01/15/27	3,952	3,949,528
6.45%, 06/08/27	1,761	1,828,216
Lazard Group LLC, 3.63%, 03/01/27	1,665	1,616,384
LPL Holdings Inc., 5.70%, 05/20/27	2,710	2,751,529
Mastercard Inc., 3.30%, 03/26/27(a)	5,219	5,091,066
Nomura Holdings Inc.
2.33%, 01/22/27(a)	6,176	5,833,158
5.39%, 07/06/27(a)	2,515	2,537,387
5.59%, 07/02/27(a)	2,525	2,561,819
ORIX Corp.
3.70%, 07/18/27(a)	2,750	2,668,508
5.00%, 09/13/27	2,076	2,082,812
Radian Group Inc., 4.88%, 03/15/27	2,515	2,496,496
Synchrony Financial, 3.95%, 12/01/27(a)	4,881	4,688,135
Visa Inc.
0.75%, 08/15/27(a)	2,602	2,368,598
1.90%, 04/15/27	7,464	7,042,756
2.75%, 09/15/27	3,854	3,702,405
		162,407,750
Electric — 6.1%
Alabama Power Co., 3.75%, 09/01/27	3,100	3,045,753
Ameren Corp., 1.95%, 03/15/27(a)	2,505	2,349,969
American Electric Power Co. Inc.
3.20%, 11/13/27(a)	2,611	2,500,775
5.75%, 11/01/27	2,638	2,714,864
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,552	1,496,424
Arizona Public Service Co., 2.95%, 09/15/27	1,474	1,398,835
Black Hills Corp., 3.15%, 01/15/27	1,867	1,796,989
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27	1,709	1,649,351
CMS Energy Corp., 3.45%, 08/15/27	1,672	1,617,000
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	2,011	1,932,656
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	2,166	2,101,756
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27(a)	$1,562	$1,499,496
Dominion Energy Inc., Series B, 3.60%, 03/15/27(a)	1,783	1,743,558
DTE Energy Co., 4.95%, 07/01/27	5,060	5,087,739
Duke Energy Corp.
3.15%, 08/15/27(a)	4,049	3,885,479
4.85%, 01/05/27	2,830	2,843,334
5.00%, 12/08/27(a)	2,485	2,503,324
Duke Energy Florida LLC, 3.20%, 01/15/27	3,090	3,006,284
Edison International, 5.75%, 06/15/27	2,808	2,864,880
Entergy Louisiana LLC, 3.12%, 09/01/27(a)	1,945	1,873,925
Evergy Kansas Central Inc., 3.10%, 04/01/27(a)	1,160	1,121,923
Eversource Energy
2.90%, 03/01/27	3,425	3,282,601
4.60%, 07/01/27	2,465	2,454,111
5.00%, 01/01/27	1,835	1,844,597
Exelon Corp., 2.75%, 03/15/27	3,390	3,243,871
FirstEnergy Corp., Series B, 3.90%, 07/15/27	7,520	7,340,323
Florida Power & Light Co., Series A, 3.30%, 05/30/27	1,617	1,568,226
Georgia Power Co.
3.25%, 03/30/27(a)	2,191	2,126,327
5.00%, 02/23/27(a)	2,280	2,304,942
ITC Holdings Corp., 3.35%, 11/15/27	2,335	2,243,019
MidAmerican Energy Co., 3.10%, 05/01/27(a)	2,229	2,159,372
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	2,185	2,105,925
4.12%, 09/16/27	1,460	1,444,884
4.80%, 02/05/27	2,551	2,568,123
5.10%, 05/06/27	1,775	1,796,684
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	4,984	4,688,100
3.55%, 05/01/27	7,348	7,160,772
4.63%, 07/15/27(a)	6,230	6,230,259
NSTAR Electric Co., 3.20%, 05/15/27(a)	2,355	2,277,609
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,068	4,709,255
3.30%, 03/15/27	2,043	1,966,091
3.30%, 12/01/27	5,495	5,235,149
5.45%, 06/15/27	2,195	2,223,223
Public Service Electric & Gas Co., 3.00%, 05/15/27(a)	2,058	1,983,538
Public Service Enterprise Group Inc., 5.85%, 11/15/27(a)	3,610	3,720,432
Sempra, 3.25%, 06/15/27	3,821	3,670,893
Southern California Edison Co.
4.88%, 02/01/27	2,715	2,735,642
5.85%, 11/01/27	3,645	3,767,080
Series D, 4.70%, 06/01/27	3,060	3,064,459
Southern Co. (The), 5.11%, 08/01/27(a)	4,200	4,228,207
Union Electric Co., 2.95%, 06/15/27	2,059	1,974,305
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27	3,839	3,746,032
Series B, 3.75%, 05/15/27(a)	3,175	3,112,466
WEC Energy Group Inc.
1.38%, 10/15/27	2,700	2,459,603
5.15%, 10/01/27	1,910	1,937,469
Wisconsin Power and Light Co., 3.05%, 10/15/27	1,417	1,358,802
Xcel Energy Inc., 1.75%, 03/15/27	2,531	2,363,412
		160,130,117
Security	Par (000)	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27	$2,593	$2,401,967
Electronics — 0.9%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27(a)	2,054	1,981,868
Amphenol Corp., 5.05%, 04/05/27	2,330	2,354,263
Honeywell International Inc.
1.10%, 03/01/27(a)	5,594	5,192,833
4.65%, 07/30/27	4,600	4,625,949
Hubbell Inc., 3.15%, 08/15/27	1,470	1,409,637
Jabil Inc., 4.25%, 05/15/27	2,515	2,475,411
Keysight Technologies Inc., 4.60%, 04/06/27	3,498	3,496,860
Tyco Electronics Group SA, 3.13%, 08/15/27(a)	2,152	2,074,202
		23,611,023
Entertainment — 0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	19,376	18,655,401
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27	3,270	3,160,110
Waste Management Inc.
3.15%, 11/15/27	4,815	4,629,909
4.95%, 07/03/27	2,890	2,920,198
		10,710,217
Food — 2.2%
Campbell Soup Co., 5.20%, 03/19/27	2,440	2,475,031
Conagra Brands Inc., 1.38%, 11/01/27	5,139	4,650,754
General Mills Inc.
3.20%, 02/10/27(a)	3,673	3,556,371
4.70%, 01/30/27	2,620	2,621,982
Hormel Foods Corp., 4.80%, 03/30/27	1,830	1,844,374
J.M. Smucker Co. (The), 3.38%, 12/15/27	2,545	2,451,360
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 2.50%, 01/15/27(a)	4,760	4,513,199
Kellanova, 3.40%, 11/15/27	2,964	2,858,988
Kraft Heinz Foods Co., 3.88%, 05/15/27	7,075	6,937,270
Kroger Co. (The)
3.70%, 08/01/27	3,212	3,134,572
4.60%, 08/15/27	3,990	3,995,823
McCormick & Co. Inc./MD, 3.40%, 08/15/27(a)	3,780	3,658,751
Mondelez International Inc., 2.63%, 03/17/27	3,784	3,618,475
Sysco Corp., 3.25%, 07/15/27	4,039	3,891,804
Tyson Foods Inc., 3.55%, 06/02/27	6,980	6,773,834
		56,982,588
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	2,351	2,255,269
Suzano International Finance BV, 5.50%, 01/17/27(a)	2,918	2,939,700
		5,194,969
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27	2,724	2,619,270
National Fuel Gas Co., 3.95%, 09/15/27	910	885,023
NiSource Inc., 3.49%, 05/15/27	5,136	4,997,837
Southern California Gas Co., 2.95%, 04/15/27	3,660	3,521,603
Southwest Gas Corp., 5.80%, 12/01/27(a)	1,290	1,321,080
		13,344,813
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.25%, 03/01/27(a)	1,221	1,187,543
Health Care - Products — 1.0%
Agilent Technologies Inc., 4.20%, 09/09/27	1,665	1,646,106
Baxter International Inc., 1.92%, 02/01/27	7,421	6,965,059
27
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
GE HealthCare Technologies Inc., 5.65%, 11/15/27	$8,720	$8,944,184
Smith & Nephew PLC, 5.15%, 03/20/27	830	834,906
Solventum Corp., 5.45%, 02/25/27(b)	5,361	5,430,174
Thermo Fisher Scientific Inc., 4.80%, 11/21/27(a)	3,410	3,449,384
		27,269,813
Health Care - Services — 2.9%
Centene Corp., 4.25%, 12/15/27	11,897	11,509,312
Cigna Group (The)
3.05%, 10/15/27	2,240	2,142,590
3.40%, 03/01/27	7,155	6,948,063
CommonSpirit Health, 6.07%, 11/01/27(a)	1,105	1,144,124
Elevance Health Inc., 3.65%, 12/01/27	8,159	7,922,757
HCA Inc.
3.13%, 03/15/27	4,950	4,760,225
4.50%, 02/15/27	6,248	6,197,192
Humana Inc.
1.35%, 02/03/27	3,734	3,459,662
3.95%, 03/15/27(a)	3,011	2,946,628
ICON Investments Six DAC, 5.81%, 05/08/27	2,950	3,009,132
Kaiser Foundation Hospitals, 3.15%, 05/01/27	3,041	2,945,578
Laboratory Corp. of America Holdings, 3.60%, 09/01/27(a)	2,876	2,799,903
Quest Diagnostics Inc., 4.60%, 12/15/27(a)	1,655	1,658,153
SSM Health Care Corp., Series A, 3.82%, 06/01/27	2,232	2,183,952
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	3,020	2,968,175
2.95%, 10/15/27	4,697	4,509,665
3.38%, 04/15/27	3,099	3,018,282
3.45%, 01/15/27	3,801	3,721,880
4.60%, 04/15/27(a)	2,500	2,516,660
		76,361,933
Holding Companies - Diversified — 1.6%
Ares Capital Corp.
2.88%, 06/15/27(a)	2,535	2,381,921
7.00%, 01/15/27	4,496	4,645,112
Blackstone Private Credit Fund
3.25%, 03/15/27	4,745	4,495,934
4.95%, 09/26/27(b)	1,215	1,193,352
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,915	2,698,139
5.88%, 11/15/27	2,235	2,261,735
Blue Owl Capital Corp., 2.63%, 01/15/27(a)	2,380	2,227,412
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,705	1,598,523
Blue Owl Credit Income Corp.
4.70%, 02/08/27	2,518	2,455,507
7.75%, 09/16/27(a)	2,961	3,084,279
Blue Owl Technology Finance Corp., 2.50%, 01/15/27(a)	1,555	1,440,568
FS KKR Capital Corp.
2.63%, 01/15/27	2,455	2,303,680
3.25%, 07/15/27	1,910	1,796,857
Goldman Sachs BDC Inc., 6.38%, 03/11/27	1,860	1,899,120
Golub Capital BDC Inc., 2.05%, 02/15/27	1,815	1,671,135
Main Street Capital Corp., 6.50%, 06/04/27	1,635	1,649,912
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	1,786	1,757,962
New Mountain Finance Corp., 6.20%, 10/15/27	1,170	1,156,660
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Oaktree Specialty Lending Corp., 2.70%, 01/15/27(a)	$1,790	$1,671,607
		42,389,415
Home Builders — 0.5%
DR Horton Inc., 1.40%, 10/15/27(a)	2,354	2,159,376
Lennar Corp.
4.75%, 11/29/27	3,666	3,666,700
5.00%, 06/15/27	1,946	1,957,393
Meritage Homes Corp., 5.13%, 06/06/27(a)	1,710	1,711,195
PulteGroup Inc., 5.00%, 01/15/27	1,706	1,710,958
Toll Brothers Finance Corp., 4.88%, 03/15/27	2,318	2,316,694
		13,522,316
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27(a)	2,577	2,444,128
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27(a)	1,475	1,427,044
Clorox Co. (The), 3.10%, 10/01/27	2,009	1,925,712
Kimberly-Clark Corp., 1.05%, 09/15/27(a)	3,085	2,807,321
		6,160,077
Insurance — 1.8%
American National Group Inc., 5.00%, 06/15/27(a)	2,513	2,494,248
Aon Corp., 8.21%, 01/01/27(a)	2,443	2,600,577
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	3,275	3,135,454
Aon North America Inc., 5.13%, 03/01/27(a)	2,610	2,643,572
Axis Specialty Finance PLC, 4.00%, 12/06/27	1,808	1,755,009
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27(a)	2,665	2,550,809
Brighthouse Financial Inc., 3.70%, 06/22/27	2,315	2,240,282
CNA Financial Corp., 3.45%, 08/15/27(a)	2,164	2,093,079
Corebridge Financial Inc., 3.65%, 04/05/27(a)	6,350	6,186,696
Jackson Financial Inc., 5.17%, 06/08/27	2,090	2,098,719
Manulife Financial Corp., 2.48%, 05/19/27	2,733	2,593,389
Markel Group Inc., 3.50%, 11/01/27	1,594	1,534,675
Marsh & McLennan Companies Inc., 4.55%, 11/08/27	2,670	2,670,537
Mercury General Corp., 4.40%, 03/15/27(a)	1,961	1,921,674
Progressive Corp. (The)
2.45%, 01/15/27	2,686	2,573,142
2.50%, 03/15/27	2,679	2,559,752
RenaissanceRe Finance Inc., 3.45%, 07/01/27	1,661	1,610,735
Willis North America Inc., 4.65%, 06/15/27	3,686	3,672,858
		46,935,207
Internet — 3.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	12,381	11,933,939
Alphabet Inc., 0.80%, 08/15/27(a)	4,765	4,351,004
Amazon.com Inc.
1.20%, 06/03/27	5,449	5,034,230
3.15%, 08/22/27	16,397	15,875,091
3.30%, 04/13/27	9,090	8,869,357
4.55%, 12/01/27	9,240	9,286,435
Baidu Inc.
1.63%, 02/23/27	160	149,595
3.63%, 07/06/27(a)	1,655	1,612,405
eBay Inc.
3.60%, 06/05/27(a)	4,104	4,010,910
5.95%, 11/22/27	1,805	1,869,772
Expedia Group Inc., 4.63%, 08/01/27	3,872	3,856,381
Meta Platforms Inc., 3.50%, 08/15/27	13,820	13,515,908
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
VeriSign Inc., 4.75%, 07/15/27(a)	$2,786	$2,762,341
		83,127,368
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	6,070	6,317,065
Nucor Corp., 4.30%, 05/23/27	2,725	2,713,849
Steel Dynamics Inc., 1.65%, 10/15/27	1,716	1,571,328
		10,602,242
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27(a)	3,410	3,476,479
Las Vegas Sands Corp., 5.90%, 06/01/27	3,585	3,639,888
Marriott International Inc./MD, 5.00%, 10/15/27(a)	5,135	5,188,736
Sands China Ltd., 2.30%, 03/08/27(a)	3,135	2,918,206
		15,223,309
Machinery — 2.0%
AGCO Corp., 5.45%, 03/21/27	2,320	2,343,978
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,777	3,453,094
1.70%, 01/08/27(a)	1,680	1,585,517
3.60%, 08/12/27(a)	3,468	3,403,385
4.40%, 10/15/27	2,345	2,343,020
4.50%, 01/08/27(a)	2,365	2,371,892
5.00%, 05/14/27	2,400	2,433,705
CNH Industrial Capital LLC, 4.50%, 10/08/27	1,530	1,519,200
CNH Industrial NV, 3.85%, 11/15/27(a)	2,569	2,514,751
Ingersoll Rand Inc., 5.20%, 06/15/27(a)	2,645	2,678,289
John Deere Capital Corp.
1.70%, 01/11/27(a)	2,516	2,373,446
1.75%, 03/09/27	2,427	2,283,091
2.35%, 03/08/27(a)	2,475	2,359,149
2.80%, 09/08/27(a)	1,744	1,667,006
4.15%, 09/15/27	4,830	4,801,032
4.20%, 07/15/27(a)	2,140	2,127,030
4.50%, 01/08/27(a)	2,735	2,741,112
4.85%, 03/05/27(a)	2,300	2,322,945
4.90%, 06/11/27	3,355	3,391,008
Otis Worldwide Corp., 2.29%, 04/05/27(a)	2,426	2,300,159
		51,012,809
Manufacturing — 0.8%
3M Co., 2.88%, 10/15/27	4,159	3,964,466
Carlisle Companies Inc., 3.75%, 12/01/27	3,035	2,950,288
Eaton Corp., 3.10%, 09/15/27	3,241	3,123,961
Parker-Hannifin Corp.
3.25%, 03/01/27	2,806	2,723,018
4.25%, 09/15/27	6,589	6,532,476
Textron Inc., 3.65%, 03/15/27	2,009	1,956,304
		21,250,513
Media — 1.2%
Comcast Corp.
2.35%, 01/15/27	6,816	6,501,281
3.30%, 02/01/27	6,098	5,942,970
3.30%, 04/01/27	3,894	3,789,287
5.35%, 11/15/27	3,660	3,746,457
FactSet Research Systems Inc., 2.90%, 03/01/27	2,615	2,507,279
Paramount Global, 2.90%, 01/15/27(a)	1,603	1,522,816
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	5,171	4,973,467
Walt Disney Co. (The), 3.70%, 03/23/27	2,796	2,751,049
		31,734,606
Mining — 0.2%
Freeport-McMoRan Inc., 5.00%, 09/01/27	2,297	2,294,743
Security	Par (000)	Value
Mining (continued)
Kinross Gold Corp., 4.50%, 07/15/27	$2,634	$2,605,723
		4,900,466
Oil & Gas — 3.2%
BP Capital Markets America Inc.
3.02%, 01/16/27(a)	4,356	4,214,414
3.54%, 04/06/27(a)	2,466	2,408,121
3.59%, 04/14/27	3,072	3,001,973
5.02%, 11/17/27(a)	3,865	3,915,219
BP Capital Markets PLC, 3.28%, 09/19/27	7,352	7,097,937
Canadian Natural Resources Ltd., 3.85%, 06/01/27	6,503	6,359,760
Cenovus Energy Inc., 4.25%, 04/15/27(a)	1,956	1,928,151
Chevron Corp., 2.00%, 05/11/27	5,567	5,255,610
Chevron USA Inc., 1.02%, 08/12/27(a)	4,271	3,901,427
Coterra Energy Inc., 3.90%, 05/15/27(a)	3,424	3,336,515
Devon Energy Corp., 5.25%, 10/15/27(a)	2,023	2,031,822
Diamondback Energy Inc., 5.20%, 04/18/27	4,505	4,551,092
Eni USA Inc., 7.30%, 11/15/27	1,902	2,027,221
EQT Corp., 3.90%, 10/01/27	5,981	5,823,292
Exxon Mobil Corp., 3.29%, 03/19/27(a)	4,301	4,212,918
Helmerich & Payne Inc., 4.65%, 12/01/27(a)(b)	930	918,780
Hess Corp., 4.30%, 04/01/27	5,187	5,131,520
HF Sinclair Corp., 6.38%, 04/15/27(a)	550	556,951
Marathon Oil Corp., 4.40%, 07/15/27	5,271	5,225,432
Occidental Petroleum Corp.
5.00%, 08/01/27	3,050	3,048,005
8.50%, 07/15/27(a)	2,615	2,802,328
Phillips 66 Co., 4.95%, 12/01/27(a)	4,003	4,037,836
Valero Energy Corp., 2.15%, 09/15/27(a)	2,810	2,622,986
		84,409,310
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27	7,016	6,748,754
Packaging & Containers — 0.3%
Berry Global Inc., 1.65%, 01/15/27	2,280	2,124,439
Packaging Corp. of America, 3.40%, 12/15/27	2,576	2,479,749
Sonoco Products Co., 2.25%, 02/01/27	1,674	1,580,740
WRKCo Inc., 3.38%, 09/15/27	2,559	2,459,136
		8,644,064
Pharmaceuticals — 4.5%
AbbVie Inc., 4.80%, 03/15/27	11,740	11,819,364
Astrazeneca Finance LLC, 4.80%, 02/26/27	6,300	6,349,180
AstraZeneca PLC, 3.13%, 06/12/27	3,789	3,669,288
Becton Dickinson & Co., 3.70%, 06/06/27	8,634	8,429,991
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,809	5,266,828
3.25%, 02/27/27	1,815	1,766,682
3.45%, 11/15/27(a)	3,177	3,094,652
4.90%, 02/22/27(a)	3,925	3,965,602
Cardinal Health Inc., 3.41%, 06/15/27	5,867	5,680,281
Cencora Inc., 3.45%, 12/15/27	3,814	3,681,554
CVS Health Corp.
1.30%, 08/21/27	10,947	9,914,374
3.63%, 04/01/27	3,323	3,226,337
6.25%, 06/01/27	1,931	1,989,967
Eli Lilly & Co.
3.10%, 05/15/27(a)	2,223	2,159,282
4.15%, 08/14/27(a)	4,065	4,046,886
4.50%, 02/09/27	5,187	5,200,228
29
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.50%, 03/15/27	$1,467	$1,509,495
Johnson & Johnson
0.95%, 09/01/27	7,312	6,678,732
2.95%, 03/03/27	4,636	4,499,611
Merck & Co. Inc., 1.70%, 06/10/27(a)	7,711	7,221,286
Novartis Capital Corp.
2.00%, 02/14/27(a)	6,240	5,936,326
3.10%, 05/17/27	5,078	4,931,041
Viatris Inc., 2.30%, 06/22/27	3,865	3,604,035
Zoetis Inc., 3.00%, 09/12/27	3,616	3,464,397
		118,105,419
Pipelines — 3.3%
Boardwalk Pipelines LP, 4.45%, 07/15/27	2,474	2,445,529
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(a)	6,066	6,104,842
DCP Midstream Operating LP, 5.63%, 07/15/27	2,575	2,620,809
Enbridge Inc.
3.70%, 07/15/27(a)	3,034	2,957,410
5.25%, 04/05/27	2,325	2,354,995
Energy Transfer LP
4.00%, 10/01/27	3,753	3,673,667
4.20%, 04/15/27	2,961	2,919,080
4.40%, 03/15/27(a)	3,490	3,459,908
5.50%, 06/01/27	4,701	4,771,759
Enterprise Products Operating LLC
3.95%, 02/15/27	3,453	3,405,704
4.60%, 01/11/27	4,695	4,700,326
MPLX LP
4.13%, 03/01/27	6,032	5,947,956
4.25%, 12/01/27(a)	3,791	3,728,222
Northwest Pipeline LLC, 4.00%, 04/01/27	2,691	2,637,488
ONEOK Inc.
4.00%, 07/13/27	2,653	2,598,947
4.25%, 09/24/27(a)	3,220	3,179,778
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	7,819	7,835,813
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27(b)	2,690	2,675,802
Targa Resources Corp., 5.20%, 07/01/27(a)	3,765	3,808,901
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27	3,235	3,264,372
TC PipeLines LP, 3.90%, 05/25/27	2,799	2,729,755
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	1,413	1,477,625
Williams Companies Inc. (The), 3.75%, 06/15/27(a)	7,254	7,081,600
		86,380,288
Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27	1,864	1,828,137
American Tower Corp.
2.75%, 01/15/27(a)	3,749	3,592,395
3.13%, 01/15/27	2,006	1,936,336
3.55%, 07/15/27	3,742	3,623,700
3.65%, 03/15/27	3,261	3,179,778
AvalonBay Communities Inc., 3.35%, 05/15/27(a)	1,995	1,936,466
Boston Properties LP, 6.75%, 12/01/27(a)	3,885	4,049,919
Brixmor Operating Partnership LP, 3.90%, 03/15/27(a)	2,056	2,004,034
Crown Castle Inc.
2.90%, 03/15/27	3,705	3,545,778
3.65%, 09/01/27	5,120	4,954,838
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 03/01/27	$2,473	$2,428,361
Digital Realty Trust LP, 3.70%, 08/15/27	5,328	5,180,664
DOC DR LLC, 4.30%, 03/15/27	2,060	2,035,574
EPR Properties, 4.50%, 06/01/27	1,760	1,725,339
Equinix Inc., 1.80%, 07/15/27	2,573	2,385,609
ERP Operating LP, 3.25%, 08/01/27	2,062	1,987,551
Essex Portfolio LP, 3.63%, 05/01/27(a)	1,805	1,758,907
Extra Space Storage LP, 3.88%, 12/15/27(a)	2,185	2,129,596
Federal Realty OP LP, 3.25%, 07/15/27	2,326	2,227,026
Healthcare Realty Holdings LP, 3.75%, 07/01/27	2,571	2,489,644
Healthpeak OP LLC, 1.35%, 02/01/27	2,446	2,265,110
Highwoods Realty LP, 3.88%, 03/01/27	920	890,582
Kimco Realty OP LLC, 3.80%, 04/01/27	2,128	2,082,678
Mid-America Apartments LP, 3.60%, 06/01/27	3,108	3,035,209
NNN REIT Inc., 3.50%, 10/15/27	1,951	1,883,811
Omega Healthcare Investors Inc., 4.50%, 04/01/27	3,651	3,605,400
Prologis LP
2.13%, 04/15/27(a)	2,418	2,284,382
3.38%, 12/15/27(a)	2,296	2,221,448
Public Storage Operating Co., 3.09%, 09/15/27	2,566	2,470,895
Realty Income Corp.
3.00%, 01/15/27(a)	3,048	2,942,638
3.95%, 08/15/27	3,051	3,005,344
Regency Centers LP, 3.60%, 02/01/27	1,931	1,880,596
Simon Property Group LP
1.38%, 01/15/27(a)	2,706	2,527,136
3.38%, 06/15/27(a)	3,681	3,580,840
3.38%, 12/01/27(a)	3,817	3,692,806
Tanger Properties LP, 3.88%, 07/15/27(a)	1,340	1,293,487
UDR Inc., 3.50%, 07/01/27	1,516	1,463,854
Ventas Realty LP, 3.85%, 04/01/27	2,055	2,009,506
Welltower OP LLC, 2.70%, 02/15/27(a)	2,686	2,585,620
Weyerhaeuser Co., 6.95%, 10/01/27	1,536	1,625,032
		102,346,026
Retail — 3.0%
AutoNation Inc., 3.80%, 11/15/27(a)	1,463	1,410,220
AutoZone Inc., 3.75%, 06/01/27	3,274	3,202,578
Costco Wholesale Corp.
1.38%, 06/20/27	6,698	6,196,356
3.00%, 05/18/27	5,080	4,922,587
Darden Restaurants Inc.
3.85%, 05/01/27(a)	2,524	2,467,200
4.35%, 10/15/27	1,200	1,184,579
Dollar General Corp.
3.88%, 04/15/27(a)	2,806	2,744,629
4.63%, 11/01/27(a)	2,635	2,613,510
Home Depot Inc. (The)
2.50%, 04/15/27	4,005	3,830,534
2.80%, 09/14/27(a)	5,077	4,864,974
2.88%, 04/15/27	4,015	3,876,764
4.88%, 06/25/27(a)	4,670	4,727,536
Lowe's Companies Inc.
3.10%, 05/03/27(a)	7,558	7,295,530
3.35%, 04/01/27	3,223	3,129,986
McDonald's Corp.
3.50%, 03/01/27(a)	4,630	4,522,640
3.50%, 07/01/27	5,044	4,911,176
O'Reilly Automotive Inc., 3.60%, 09/01/27(a)	3,704	3,600,458
Starbucks Corp.
2.00%, 03/12/27	3,068	2,895,654
4.85%, 02/08/27	3,902	3,925,997
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Target Corp., 1.95%, 01/15/27(a)	$4,880	$4,636,102
Walmart Inc., 5.88%, 04/05/27	1,780	1,844,305
		78,803,315
Semiconductors — 2.8%
Analog Devices Inc., 3.45%, 06/15/27	2,301	2,242,144
Applied Materials Inc., 3.30%, 04/01/27	6,268	6,105,263
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	14,423	14,187,067
Broadcom Inc., 5.05%, 07/12/27	5,790	5,846,589
Intel Corp.
3.15%, 05/11/27	4,958	4,750,556
3.75%, 03/25/27	5,007	4,871,833
3.75%, 08/05/27	6,135	5,950,312
Micron Technology Inc., 4.19%, 02/15/27	4,832	4,768,401
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	2,444	2,350,005
4.40%, 06/01/27	2,449	2,435,108
Qualcomm Inc., 3.25%, 05/20/27(a)	9,707	9,422,852
Texas Instruments Inc.
2.90%, 11/03/27(a)	3,019	2,893,051
4.60%, 02/08/27	2,130	2,142,048
TSMC Arizona Corp., 3.88%, 04/22/27(a)	4,972	4,882,189
		72,847,418
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	3,086	2,968,037
Software — 3.2%
Adobe Inc.
2.15%, 02/01/27	4,789	4,564,990
4.85%, 04/04/27	2,190	2,213,438
Autodesk Inc., 3.50%, 06/15/27	2,387	2,323,748
Cadence Design Systems Inc., 4.20%, 09/10/27	1,395	1,384,337
Fiserv Inc.
2.25%, 06/01/27(a)	5,051	4,753,167
5.15%, 03/15/27(a)	3,615	3,654,851
Intuit Inc., 1.35%, 07/15/27	2,447	2,257,426
Microsoft Corp.
3.30%, 02/06/27	18,243	17,878,247
3.40%, 06/15/27	1,989	1,950,108
Oracle Corp.
2.80%, 04/01/27	11,238	10,770,735
3.25%, 11/15/27	13,533	13,000,348
Roper Technologies Inc., 1.40%, 09/15/27	3,405	3,128,636
Take-Two Interactive Software Inc., 3.70%, 04/14/27	3,220	3,142,779
VMware LLC
3.90%, 08/21/27	5,611	5,482,063
4.65%, 05/15/27(a)	2,595	2,587,402
Workday Inc., 3.50%, 04/01/27	4,935	4,809,657
		83,901,932
Telecommunications — 3.5%
AT&T Inc.
2.30%, 06/01/27	12,284	11,604,383
3.80%, 02/15/27(a)	3,874	3,801,509
4.25%, 03/01/27(a)	7,426	7,372,244
Cisco Systems Inc., 4.80%, 02/26/27	10,193	10,280,267
Nokia OYJ, 4.38%, 06/12/27(a)	2,440	2,393,525
Rogers Communications Inc., 3.20%, 03/15/27	6,620	6,381,488
Telefonica Emisiones SA, 4.10%, 03/08/27	6,019	5,933,323
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27(a)	$3,115	$2,973,898
3.70%, 09/15/27	2,608	2,529,318
T-Mobile USA Inc.
3.75%, 04/15/27	19,630	19,218,767
5.38%, 04/15/27(a)	2,495	2,511,214
Verizon Communications Inc.
3.00%, 03/22/27	3,195	3,079,107
4.13%, 03/16/27	14,092	13,923,601
		92,002,644
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27(a)	2,254	2,177,563
Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	2,845	2,765,278
CSX Corp., 3.25%, 06/01/27	4,300	4,171,252
Norfolk Southern Corp.
3.15%, 06/01/27	1,761	1,698,964
7.80%, 05/15/27	1,627	1,749,190
Ryder System Inc.
2.85%, 03/01/27	2,185	2,091,039
4.30%, 06/15/27	1,655	1,634,586
5.30%, 03/15/27	1,655	1,673,765
Union Pacific Corp.
2.15%, 02/05/27(a)	2,678	2,548,413
3.00%, 04/15/27(a)	2,657	2,566,370
United Parcel Service Inc., 3.05%, 11/15/27(a)	5,591	5,366,276
Walmart Inc., 3.95%, 09/09/27(a)	5,866	5,811,749
		32,076,882
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27(a)	1,746	1,702,604
5.40%, 03/15/27(a)	1,330	1,348,580
		3,051,184
Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27(a)	1,725	1,634,286
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27(a)	2,508	2,399,719
Essential Utilities Inc., 4.80%, 08/15/27	2,225	2,225,496
		4,625,215
Total Long-Term Investments — 98.8% (Cost: $2,592,854,865)		2,586,738,250
	Shares
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	180,671,693	180,798,163
31
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	3,550,000	$3,550,000
Total Short-Term Securities — 7.0% (Cost: $184,276,190)		184,348,163
Total Investments — 105.8% (Cost: $2,777,131,055)		2,771,086,413
Liabilities in Excess of Other Assets — (5.8)%		(152,467,580)
Net Assets — 100.0%		$2,618,618,833

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$67,124,569	$113,643,000 (a)	$—	$(3,681)	$34,275	$180,798,163	180,671,693	$409,766 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,790,000	—	(2,240,000)(a)	—	—	3,550,000	3,550,000	254,722	—
				$(3,681)	$34,275	$184,348,163		$664,488	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,586,738,250	$—	$2,586,738,250
Short-Term Securities
Money Market Funds	184,348,163	—	—	184,348,163
	$184,348,163	$2,586,738,250	$—	$2,771,086,413
See notes to financial statements.
Schedule of Investments
32

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	$2,636	$2,613,683
Aerospace & Defense — 2.3%
Boeing Co. (The)
3.25%, 02/01/28	5,441	5,109,469
3.25%, 03/01/28	1,801	1,676,294
3.45%, 11/01/28	1,751	1,622,100
General Dynamics Corp., 3.75%, 05/15/28	5,627	5,480,450
HEICO Corp., 5.25%, 08/01/28	2,385	2,419,987
Howmet Aerospace Inc., 6.75%, 01/15/28	1,613	1,700,373
L3Harris Technologies Inc., 4.40%, 06/15/28	9,036	8,922,305
Lockheed Martin Corp., 4.45%, 05/15/28(a)	3,300	3,294,944
Northrop Grumman Corp., 3.25%, 01/15/28	10,379	9,930,664
RTX Corp., 4.13%, 11/16/28(a)	12,852	12,572,717
		52,729,303
Agriculture — 1.3%
Altria Group Inc., 6.20%, 11/01/28	2,850	2,981,002
BAT Capital Corp., 2.26%, 03/25/28	8,758	8,034,769
BAT International Finance PLC, 4.45%, 03/16/28	5,066	4,997,352
Bunge Ltd. Finance Corp., 4.10%, 01/07/28	1,990	1,953,594
Philip Morris International Inc.
3.13%, 03/02/28(a)	2,119	2,017,452
4.88%, 02/15/28	7,445	7,485,966
5.25%, 09/07/28	2,690	2,741,085
		30,211,220
Airlines — 0.5%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29(a)	1,267	1,222,386
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	1,582	1,491,904
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,639	1,540,960
Delta Air Lines Inc., 4.38%, 04/19/28(a)	2,270	2,219,585
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	2,549	2,372,118
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	1,907	1,798,684
Series 2016-2, Class AA, 2.88%, 04/07/30	1,802	1,669,037
		12,314,674
Apparel — 0.2%
Tapestry Inc., 7.35%, 11/27/28(a)	4,165	4,247,229
Auto Manufacturers — 3.5%
American Honda Finance Corp.
2.00%, 03/24/28(a)	3,209	2,943,254
3.50%, 02/15/28(a)	2,105	2,035,646
4.70%, 01/12/28(a)	2,030	2,037,890
5.13%, 07/07/28	3,335	3,380,665
5.65%, 11/15/28	3,950	4,084,887
Ford Motor Co., 6.63%, 10/01/28	2,169	2,257,867
Ford Motor Credit Co. LLC
2.90%, 02/16/28	3,748	3,440,734
6.80%, 05/12/28	7,340	7,606,096
6.80%, 11/07/28	7,330	7,616,110
General Motors Co., 5.00%, 10/01/28	3,567	3,559,293
General Motors Financial Co. Inc.
2.40%, 04/10/28	4,628	4,243,052
2.40%, 10/15/28	4,893	4,421,689
3.85%, 01/05/28	1,837	1,774,096
5.80%, 06/23/28(a)	6,360	6,510,790
Security	Par (000)	Value
Auto Manufacturers (continued)
6.00%, 01/09/28	$4,628	$4,758,373
PACCAR Financial Corp.
4.60%, 01/10/28	978	981,074
4.95%, 08/10/28	1,690	1,714,707
Toyota Motor Corp.
3.67%, 07/20/28(a)	1,219	1,189,845
5.12%, 07/13/28	1,825	1,858,358
Toyota Motor Credit Corp.
1.90%, 04/06/28	2,961	2,713,762
3.05%, 01/11/28	1,921	1,836,346
4.63%, 01/12/28	4,965	4,975,918
5.25%, 09/11/28	4,135	4,226,401
		80,166,853
Banks — 12.9%
Banco Santander SA
3.80%, 02/23/28	4,636	4,466,022
4.38%, 04/12/28	5,840	5,718,019
5.59%, 08/08/28	7,040	7,195,030
6.61%, 11/07/28	5,645	5,988,892
Bank of Montreal
5.20%, 02/01/28(a)	5,926	6,022,178
5.72%, 09/25/28	5,580	5,770,102
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28(a)	1,660	1,494,858
3.00%, 10/30/28(a)	2,219	2,079,170
3.40%, 01/29/28(a)	3,869	3,740,028
3.85%, 04/28/28	5,214	5,096,401
Bank of Nova Scotia (The), 5.25%, 06/12/28(a)	4,435	4,513,001
Barclays PLC
4.34%, 01/10/28	5,980	5,862,842
4.84%, 05/09/28	9,990	9,856,598
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	5,300	5,337,835
5.99%, 10/03/28	3,785	3,952,044
Citibank NA, 5.80%, 09/29/28(a)	12,255	12,725,418
Citigroup Inc.
4.13%, 07/25/28	10,151	9,900,977
6.63%, 01/15/28	1,985	2,093,131
Discover Bank, 4.65%, 09/13/28	4,344	4,269,498
Fifth Third Bancorp, 3.95%, 03/14/28	3,489	3,391,443
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	1,915	1,978,534
ING Groep NV, 4.55%, 10/02/28	6,185	6,109,932
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	1,115	1,165,604
KeyCorp, 4.10%, 04/30/28(a)	4,163	4,043,713
Lloyds Banking Group PLC
4.38%, 03/22/28	7,530	7,392,416
4.55%, 08/16/28	6,385	6,305,068
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	4,900	4,843,784
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28(a)	5,866	5,745,612
4.05%, 09/11/28(a)	4,413	4,331,004
Mizuho Financial Group Inc., 4.02%, 03/05/28	5,632	5,506,667
Morgan Stanley, 3.59%, 07/22/28(b)	13,450	13,036,919
National Australia Bank Ltd./New York
4.90%, 06/13/28(a)	6,060	6,124,061
4.94%, 01/12/28	5,135	5,190,619
Northern Trust Corp., 3.65%, 08/03/28	2,347	2,275,535
PNC Bank NA
3.25%, 01/22/28	3,580	3,421,026
4.05%, 07/26/28	6,080	5,918,925
33
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp., 1.80%, 08/12/28	$3,215	$2,862,407
Royal Bank of Canada
4.90%, 01/12/28(a)	4,130	4,154,120
5.20%, 08/01/28	5,340	5,428,154
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	8,786	7,891,174
3.54%, 01/17/28	3,431	3,306,193
3.94%, 07/19/28	2,831	2,752,303
4.31%, 10/16/28(a)	2,305	2,274,203
5.52%, 01/13/28	8,188	8,362,273
5.72%, 09/14/28	4,895	5,046,576
5.80%, 07/13/28(a)	3,745	3,867,294
Synovus Bank, 5.63%, 02/15/28	1,715	1,705,414
Toronto-Dominion Bank (The)
5.16%, 01/10/28	6,448	6,514,731
5.52%, 07/17/28	6,420	6,567,796
U.S. Bancorp, 3.90%, 04/26/28	4,568	4,435,016
UBS AG/London, 5.65%, 09/11/28	8,055	8,300,194
UBS AG/Stamford CT, 7.50%, 02/15/28	11,854	12,769,110
Westpac Banking Corp.
1.95%, 11/20/28	5,938	5,375,456
3.40%, 01/25/28	5,186	5,004,759
5.54%, 11/17/28	5,970	6,189,521
		295,669,600
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28	9,771	9,613,022
Coca-Cola Co. (The)
1.00%, 03/15/28	6,179	5,554,999
1.50%, 03/05/28(a)	3,702	3,371,305
Constellation Brands Inc.
3.60%, 02/15/28	3,069	2,956,981
4.65%, 11/15/28	3,050	3,024,370
Diageo Capital PLC, 3.88%, 05/18/28	2,045	2,006,136
Keurig Dr Pepper Inc., 4.60%, 05/25/28	5,895	5,864,774
PepsiCo Inc.
3.60%, 02/18/28	4,907	4,786,032
4.45%, 05/15/28	2,090	2,098,088
		39,275,707
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	6,975	6,243,822
5.15%, 03/02/28(a)	16,385	16,612,292
		22,856,114
Building Materials — 0.4%
Lennox International Inc., 5.50%, 09/15/28	2,530	2,591,577
Masco Corp., 1.50%, 02/15/28	2,805	2,529,861
Mohawk Industries Inc., 5.85%, 09/18/28(a)	1,365	1,407,981
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28(a)	2,567	2,491,694
		9,021,113
Chemicals — 1.6%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28(a)	5,245	5,428,327
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	3,070	3,076,114
DuPont de Nemours Inc., 4.73%, 11/15/28	9,874	9,868,163
Eastman Chemical Co., 4.50%, 12/01/28(a)	2,534	2,500,207
Ecolab Inc., 5.25%, 01/15/28(a)	2,515	2,570,301
International Flavors & Fragrances Inc., 4.45%, 09/26/28	2,070	2,037,591
Mosaic Co. (The), 5.38%, 11/15/28(a)	1,715	1,744,757
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd., 4.90%, 03/27/28(a)	$3,875	$3,899,039
PPG Industries Inc., 3.75%, 03/15/28	3,847	3,735,450
Sherwin-Williams Co. (The), 4.55%, 03/01/28(a)	1,430	1,424,744
		36,284,693
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28	5,237	4,779,261
Block Financial LLC, 2.50%, 07/15/28	2,985	2,727,669
Equifax Inc., 5.10%, 06/01/28	3,955	3,980,219
Global Payments Inc., 4.45%, 06/01/28	2,173	2,134,673
Moody's Corp., 3.25%, 01/15/28	2,150	2,072,696
S&P Global Inc., 4.75%, 08/01/28	2,855	2,866,507
UL Solutions Inc., 6.50%, 10/20/28(a)(c)	1,910	2,004,624
		20,565,649
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28	9,099	8,239,808
1.40%, 08/05/28	8,960	8,049,146
4.00%, 05/10/28	4,720	4,679,324
Dell Inc., 7.10%, 04/15/28(a)	1,550	1,659,320
Dell International LLC/EMC Corp., 5.25%, 02/01/28(a)	5,050	5,128,451
DXC Technology Co., 2.38%, 09/15/28	3,502	3,116,206
Hewlett Packard Enterprise Co., 5.25%, 07/01/28(a)	3,105	3,143,059
HP Inc., 4.75%, 01/15/28(a)	4,649	4,659,121
International Business Machines Corp.
4.50%, 02/06/28(a)	5,140	5,132,095
6.50%, 01/15/28	1,467	1,550,099
Kyndryl Holdings Inc., 2.70%, 10/15/28	2,302	2,094,485
		47,451,114
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28(a)	1,420	1,439,295
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28(a)	4,100	4,064,414
Kenvue Inc., 5.05%, 03/22/28	4,935	5,022,325
Procter & Gamble Co. (The), 3.95%, 01/26/28(a)	2,580	2,550,894
Unilever Capital Corp.
3.50%, 03/22/28(a)	5,722	5,546,651
4.88%, 09/08/28(a)	2,720	2,754,435
		21,378,014
Distribution & Wholesale — 0.2%
LKQ Corp., 5.75%, 06/15/28	3,420	3,485,177
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	17,682	16,406,921
3.88%, 01/23/28	2,879	2,787,375
5.75%, 06/06/28	4,985	5,112,139
Air Lease Corp.
2.10%, 09/01/28	2,609	2,348,302
4.63%, 10/01/28(a)	2,464	2,437,144
5.30%, 02/01/28	3,420	3,466,626
Ally Financial Inc., 2.20%, 11/02/28	3,840	3,411,918
Ameriprise Financial Inc., 5.70%, 12/15/28(a)	2,490	2,594,299
Ares Management Corp., 6.38%, 11/10/28	2,070	2,178,538
BGC Group Inc., 8.00%, 05/25/28	1,620	1,718,150
Brookfield Finance Inc., 3.90%, 01/25/28	5,408	5,267,468
Capital One Financial Corp., 3.80%, 01/31/28	6,766	6,540,524
Schedule of Investments
34

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
2.00%, 03/20/28(a)	$6,034	$5,536,081
3.20%, 01/25/28	3,328	3,179,262
CME Group Inc., 3.75%, 06/15/28	2,674	2,620,535
Intercontinental Exchange Inc.
3.63%, 09/01/28	4,425	4,256,590
3.75%, 09/21/28(a)	2,881	2,782,376
Jefferies Financial Group Inc., 5.88%, 07/21/28	5,370	5,516,920
Lazard Group LLC, 4.50%, 09/19/28	2,391	2,342,339
LPL Holdings Inc., 6.75%, 11/17/28(a)	3,435	3,621,325
Mastercard Inc.
3.50%, 02/26/28	2,119	2,058,851
4.10%, 01/15/28	2,645	2,623,668
4.88%, 03/09/28	3,032	3,075,873
Nasdaq Inc., 5.35%, 06/28/28	5,710	5,827,581
Nomura Holdings Inc.
2.17%, 07/14/28	5,168	4,655,754
5.84%, 01/18/28	1,962	2,006,536
6.07%, 07/12/28	4,425	4,574,218
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	1,325	1,419,817
		110,367,130
Electric — 8.6%
AEP Texas Inc., 3.95%, 06/01/28	2,163	2,098,457
AES Corp. (The), 5.45%, 06/01/28	4,860	4,904,172
Ameren Corp., 1.75%, 03/15/28	2,276	2,058,953
Ameren Illinois Co., 3.80%, 05/15/28	1,883	1,831,179
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28(a)	2,988	2,933,591
Atlantic City Electric Co., 4.00%, 10/15/28(a)	1,239	1,208,875
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	3,763	3,599,503
Black Hills Corp., 5.95%, 03/15/28	1,575	1,625,495
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28(a)	1,065	1,085,107
Commonwealth Edison Co., 3.70%, 08/15/28	2,200	2,125,083
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(a)	1,711	1,662,278
Series D, 4.00%, 12/01/28(a)	2,405	2,349,658
Constellation Energy Generation LLC, 5.60%, 03/01/28	4,635	4,755,678
Consumers Energy Co.
3.80%, 11/15/28	1,616	1,564,757
4.65%, 03/01/28	1,666	1,670,355
Dominion Energy Inc., 4.25%, 06/01/28	2,323	2,289,039
DTE Electric Co., Series A, 1.90%, 04/01/28	3,231	2,959,216
DTE Energy Co., 4.88%, 06/01/28(a)	4,395	4,401,232
Duke Energy Carolinas LLC
3.95%, 11/15/28	2,914	2,842,254
Series A, 6.00%, 12/01/28	850	891,325
Duke Energy Corp., 4.30%, 03/15/28	4,270	4,209,270
Duke Energy Florida LLC, 3.80%, 07/15/28	2,622	2,554,183
Duke Energy Progress LLC, 3.70%, 09/01/28(a)	2,057	1,990,956
Edison International
4.13%, 03/15/28(a)	2,706	2,640,889
5.25%, 11/15/28	3,550	3,576,161
Enel Chile SA, 4.88%, 06/12/28(a)	3,731	3,691,936
Entergy Arkansas LLC, 4.00%, 06/01/28	1,337	1,305,781
Entergy Corp., 1.90%, 06/15/28	3,081	2,784,790
Entergy Louisiana LLC, 3.25%, 04/01/28	2,146	2,049,825
Entergy Mississippi LLC, 2.85%, 06/01/28	1,890	1,774,898
Eversource Energy
5.45%, 03/01/28	6,900	7,038,037
Security	Par (000)	Value
Electric (continued)
Series M, 3.30%, 01/15/28	$2,180	$2,076,737
Exelon Corp., 5.15%, 03/15/28	5,155	5,210,419
Florida Power & Light Co.
4.40%, 05/15/28(a)	3,000	2,983,214
5.05%, 04/01/28(a)	4,290	4,348,765
Georgia Power Co., 4.65%, 05/16/28	4,040	4,043,894
Indiana Michigan Power Co., 3.85%, 05/15/28(a)	1,546	1,499,753
Interstate Power & Light Co., 4.10%, 09/26/28	2,810	2,741,694
Mississippi Power Co., 3.95%, 03/30/28	1,350	1,312,157
National Grid PLC, 5.60%, 06/12/28(a)	3,735	3,824,810
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28	3,289	3,167,200
3.90%, 11/01/28	2,073	2,011,820
4.80%, 03/15/28(a)	2,562	2,577,309
5.05%, 09/15/28(a)	1,765	1,789,623
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	6,920	6,262,474
4.90%, 02/28/28	5,655	5,679,056
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	1,721	1,664,721
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	3,335	3,229,296
4.30%, 05/15/28(a)	1,680	1,665,735
Pacific Gas and Electric Co.
3.00%, 06/15/28	4,347	4,070,231
3.75%, 07/01/28(a)	4,172	4,004,080
4.65%, 08/01/28	1,493	1,475,855
Public Service Co. of Colorado, 3.70%, 06/15/28	1,620	1,567,664
Public Service Electric & Gas Co.
3.65%, 09/01/28(a)	1,530	1,479,650
3.70%, 05/01/28	1,240	1,202,468
Public Service Enterprise Group Inc., 5.88%, 10/15/28	3,240	3,361,424
Puget Energy Inc., 2.38%, 06/15/28	2,392	2,172,738
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,680	3,717,170
Sempra, 3.40%, 02/01/28	5,010	4,791,116
Southern California Edison Co.
5.30%, 03/01/28	3,695	3,760,637
5.65%, 10/01/28	2,260	2,330,484
Series B, 3.65%, 03/01/28	1,581	1,526,199
Southern Co. (The)
4.85%, 06/15/28(a)	4,060	4,091,716
Series 21-B, 1.75%, 03/15/28(a)	1,665	1,510,375
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	2,768	2,697,137
System Energy Resources Inc., 6.00%, 04/15/28	1,415	1,459,164
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28	3,312	3,226,565
WEC Energy Group Inc.
2.20%, 12/15/28(a)	2,734	2,474,585
4.75%, 01/15/28(a)	2,965	2,974,954
Wisconsin Electric Power Co., 1.70%, 06/15/28(a)	600	544,000
Xcel Energy Inc., 4.00%, 06/15/28	3,780	3,669,679
		196,669,501
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28(a)	2,461	2,374,992
Avnet Inc., 6.25%, 03/15/28	2,323	2,397,601
Flex Ltd., 6.00%, 01/15/28	1,840	1,884,673
Honeywell International Inc., 4.95%, 02/15/28(a)	3,260	3,320,799
Hubbell Inc., 3.50%, 02/15/28	2,310	2,221,232
Jabil Inc., 3.95%, 01/12/28	2,724	2,639,582
TD SYNNEX Corp., 2.38%, 08/09/28	2,320	2,109,901
35
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Trimble Inc., 4.90%, 06/15/28	$3,099	$3,098,680
Vontier Corp., 2.40%, 04/01/28	2,343	2,124,042
		22,171,502
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	2,475	2,579,932
Environmental Control — 0.8%
Republic Services Inc., 3.95%, 05/15/28	4,163	4,067,876
Veralto Corp., 5.35%, 09/18/28	3,190	3,248,058
Waste Connections Inc., 4.25%, 12/01/28(a)	2,708	2,663,603
Waste Management Inc.
1.15%, 03/15/28	3,017	2,697,759
4.50%, 03/15/28	4,550	4,542,265
		17,219,561
Food — 1.8%
Campbell Soup Co., 4.15%, 03/15/28	5,373	5,272,089
Conagra Brands Inc.
4.85%, 11/01/28	7,197	7,170,665
7.00%, 10/01/28	1,597	1,708,458
General Mills Inc.
4.20%, 04/17/28	6,712	6,596,714
5.50%, 10/17/28(a)	2,790	2,864,067
Hershey Co. (The), 4.25%, 05/04/28(a)	1,645	1,637,303
Hormel Foods Corp., 1.70%, 06/03/28	4,205	3,807,323
J.M. Smucker Co. (The), 5.90%, 11/15/28(a)	4,160	4,339,276
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.13%, 02/01/28	4,297	4,286,540
Kellanova, 4.30%, 05/15/28(a)	2,907	2,873,993
Mondelez International Inc., 4.13%, 05/07/28(a)	1,620	1,593,247
		42,149,675
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	2,295	2,072,391
Gas — 0.7%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,355	1,321,573
5.25%, 03/01/28	4,425	4,496,274
National Fuel Gas Co., 4.75%, 09/01/28	937	922,545
NiSource Inc., 5.25%, 03/30/28	5,265	5,339,381
Southwest Gas Corp.
3.70%, 04/01/28(a)	1,123	1,077,729
5.45%, 03/23/28	1,740	1,764,565
		14,922,067
Hand & Machine Tools — 0.5%
Kennametal Inc., 4.63%, 06/15/28	976	962,608
Regal Rexnord Corp., 6.05%, 04/15/28	5,830	5,962,007
Stanley Black & Decker Inc.
4.25%, 11/15/28(a)	2,351	2,306,236
6.00%, 03/06/28(a)	2,514	2,610,807
		11,841,658
Health Care - Products — 1.4%
Abbott Laboratories, 1.15%, 01/30/28	3,485	3,149,702
Baxter International Inc., 2.27%, 12/01/28	6,025	5,421,692
Boston Scientific Corp., 4.00%, 03/01/28(a)	2,020	1,975,833
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,662	2,614,444
Medtronic Global Holdings SCA, 4.25%, 03/30/28	5,665	5,632,345
Revvity Inc., 1.90%, 09/15/28(a)	2,200	1,969,624
Stryker Corp.
3.65%, 03/07/28	3,430	3,323,383
4.85%, 12/08/28	2,925	2,942,530
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc., 1.75%, 10/15/28	$3,890	$3,502,740
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28(a)	2,485	2,534,187
		33,066,480
Health Care - Services — 3.1%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	515	501,403
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28	773	761,012
Centene Corp., 2.45%, 07/15/28	10,310	9,279,020
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	1,039	1,020,958
Cigna Group (The), 4.38%, 10/15/28(a)	17,080	16,776,498
Elevance Health Inc., 4.10%, 03/01/28	6,651	6,520,015
HCA Inc.
5.20%, 06/01/28	4,950	4,994,572
5.63%, 09/01/28	7,416	7,564,380
Humana Inc.
5.75%, 03/01/28(a)	2,508	2,561,899
5.75%, 12/01/28	2,520	2,584,164
IQVIA Inc., 5.70%, 05/15/28	4,130	4,217,554
SSM Health Care Corp., 4.89%, 06/01/28	615	615,388
Sutter Health, Series 2018, 3.70%, 08/15/28(a)	485	466,010
UnitedHealth Group Inc.
3.85%, 06/15/28	5,346	5,221,687
3.88%, 12/15/28	4,192	4,084,824
5.25%, 02/15/28(a)	4,615	4,715,987
		71,885,371
Holding Companies - Diversified — 1.2%
Ares Capital Corp., 2.88%, 06/15/28	6,422	5,862,045
Blackstone Private Credit Fund, 7.30%, 11/27/28(c)	1,915	2,008,654
Blackstone Secured Lending Fund
2.85%, 09/30/28	3,438	3,105,363
5.35%, 04/13/28	1,095	1,087,207
Blue Owl Capital Corp., 2.88%, 06/11/28(a)	4,170	3,763,356
Blue Owl Credit Income Corp., 7.95%, 06/13/28	3,187	3,361,403
FS KKR Capital Corp., 3.13%, 10/12/28(a)	3,365	3,027,351
Golub Capital BDC Inc., 7.05%, 12/05/28	1,940	2,014,153
Prospect Capital Corp., 3.44%, 10/15/28	1,461	1,263,955
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28	1,735	1,800,444
		27,293,931
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	2,675	2,626,698
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28	2,793	2,794,655
Clorox Co. (The), 3.90%, 05/15/28(a)	2,914	2,845,361
Kimberly-Clark Corp., 3.95%, 11/01/28(a)	2,380	2,334,283
		7,974,299
Insurance — 1.9%
American International Group Inc., 4.20%, 04/01/28(a)	1,931	1,893,049
Aon Corp., 4.50%, 12/15/28(a)	2,014	1,995,262
Assurant Inc., 4.90%, 03/27/28	1,830	1,820,733
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(a)	2,245	2,343,519
Athene Holding Ltd., 4.13%, 01/12/28	4,811	4,678,448
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,738	1,858,764
Equitable Holdings Inc., 4.35%, 04/20/28	7,405	7,260,874
F&G Annuities & Life Inc., 7.40%, 01/13/28	2,605	2,709,655
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	2,742	2,730,537
Schedule of Investments
36

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Fidelity National Financial Inc., 4.50%, 08/15/28	$1,931	$1,900,253
Globe Life Inc., 4.55%, 09/15/28(a)	2,994	2,954,997
Horace Mann Educators Corp., 7.25%, 09/15/28	1,535	1,641,773
Lincoln National Corp., 3.80%, 03/01/28(a)	1,199	1,160,694
MGIC Investment Corp., 5.25%, 08/15/28(a)	3,280	3,231,868
Prudential Financial Inc., 3.88%, 03/27/28	2,450	2,388,096
Willis North America Inc., 4.50%, 09/15/28(a)	2,910	2,865,493
		43,434,015
Internet — 2.0%
Amazon.com Inc., 1.65%, 05/12/28	10,375	9,445,593
Baidu Inc.
4.38%, 03/29/28	610	602,204
4.88%, 11/14/28	920	921,948
Booking Holdings Inc., 3.55%, 03/15/28	2,794	2,707,701
Expedia Group Inc., 3.80%, 02/15/28(a)	4,812	4,658,804
Meta Platforms Inc., 4.60%, 05/15/28	8,720	8,777,753
Netflix Inc.
4.88%, 04/15/28	7,690	7,733,215
5.88%, 11/15/28(a)	9,477	9,894,311
		44,741,529
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28(a)	2,945	2,879,692
Lodging — 0.8%
Hyatt Hotels Corp., 4.38%, 09/15/28	2,558	2,500,952
Marriott International Inc./MD
5.55%, 10/15/28	3,630	3,731,846
Series AA, 4.65%, 12/01/28(a)	1,463	1,456,927
Series X, 4.00%, 04/15/28	2,841	2,774,083
Sands China Ltd., 5.40%, 08/08/28	7,930	7,893,377
		18,357,185
Machinery — 1.8%
ABB Finance USA Inc., 3.80%, 04/03/28	764	749,636
CNH Industrial Capital LLC, 4.55%, 04/10/28	3,017	2,993,035
Ingersoll Rand Inc., 5.40%, 08/14/28	2,400	2,453,961
John Deere Capital Corp.
1.50%, 03/06/28	1,936	1,755,032
3.05%, 01/06/28	1,331	1,278,820
4.75%, 01/20/28(a)	4,755	4,795,125
4.90%, 03/03/28	2,650	2,679,164
4.95%, 07/14/28(a)	6,775	6,865,480
Nordson Corp., 5.60%, 09/15/28	1,955	2,009,240
nVent Finance SARL, 4.55%, 04/15/28	1,889	1,872,575
Oshkosh Corp., 4.60%, 05/15/28	1,614	1,596,262
Otis Worldwide Corp., 5.25%, 08/16/28	3,920	3,988,576
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	6,523	6,492,187
Xylem Inc./New York, 1.95%, 01/30/28(a)	2,518	2,320,057
		41,849,150
Manufacturing — 0.5%
3M Co., 3.63%, 09/14/28(a)	2,474	2,389,499
Eaton Corp., 4.35%, 05/18/28(a)	3,560	3,542,517
Teledyne Technologies Inc., 2.25%, 04/01/28(a)	3,411	3,146,524
Textron Inc., 3.38%, 03/01/28	1,445	1,376,624
		10,455,164
Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	4,966	4,726,224
4.20%, 03/15/28(a)	6,335	6,108,333
Security	Par (000)	Value
Media (continued)
Comcast Corp.
3.15%, 02/15/28	$7,938	$7,582,661
3.55%, 05/01/28(a)	4,824	4,654,399
4.15%, 10/15/28	17,683	17,360,477
Discovery Communications LLC, 3.95%, 03/20/28	8,467	7,989,651
Paramount Global
3.38%, 02/15/28	1,448	1,345,593
3.70%, 06/01/28	1,473	1,377,876
TCI Communications Inc., 7.13%, 02/15/28	1,424	1,526,078
Walt Disney Co. (The), 2.20%, 01/13/28(a)	6,524	6,093,035
		58,764,327
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28	2,028	1,978,125
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	3,606	3,326,488
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	4,335	4,356,761
5.10%, 09/08/28	3,620	3,674,280
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,525	2,457,239
4.38%, 08/01/28	2,402	2,341,065
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	3,695	3,996,734
		20,152,567
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	2,435	2,268,011
4.25%, 04/01/28(a)	3,792	3,689,958
		5,957,969
Oil & Gas — 2.8%
Apache Corp., 4.38%, 10/15/28(a)	1,340	1,294,150
BP Capital Markets America Inc.
3.94%, 09/21/28	4,607	4,486,437
4.23%, 11/06/28	8,966	8,818,805
BP Capital Markets PLC, 3.72%, 11/28/28	3,523	3,395,952
Chevron USA Inc., 3.85%, 01/15/28(a)	2,763	2,722,576
Continental Resources Inc./OK, 4.38%, 01/15/28	5,197	5,041,290
Devon Energy Corp., 5.88%, 06/15/28	1,294	1,303,413
EQT Corp., 5.70%, 04/01/28	2,670	2,719,842
Expand Energy Corp., 8.38%, 09/15/28	30	30,866
HF Sinclair Corp., 5.00%, 02/01/28	2,840	2,811,935
Marathon Petroleum Corp., 3.80%, 04/01/28	2,102	2,034,903
Occidental Petroleum Corp., 6.38%, 09/01/28(a)	3,225	3,339,380
Ovintiv Inc., 5.65%, 05/15/28	3,750	3,799,746
Patterson-UTI Energy Inc., 3.95%, 02/01/28	2,135	2,034,149
Phillips 66, 3.90%, 03/15/28	4,045	3,936,088
Phillips 66 Co., 3.75%, 03/01/28	1,869	1,809,427
Shell International Finance BV, 3.88%, 11/13/28	7,575	7,392,695
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	4,721	4,605,352
Valero Energy Corp., 4.35%, 06/01/28	2,781	2,743,046
		64,320,052
Oil & Gas Services — 0.0%
Schlumberger Investment SA, 4.50%, 05/15/28	1,030	1,028,435
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28	2,177	2,138,151
Berry Global Inc., 5.50%, 04/15/28(a)	2,195	2,221,407
37
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.90%, 06/01/28	$2,483	$2,395,304
4.00%, 03/15/28	2,911	2,829,956
		9,584,818
Pharmaceuticals — 5.5%
AbbVie Inc., 4.25%, 11/14/28(a)	8,850	8,761,157
Astrazeneca Finance LLC
1.75%, 05/28/28	6,319	5,735,270
4.88%, 03/03/28	5,646	5,699,921
Becton Dickinson & Co., 4.69%, 02/13/28	4,071	4,068,578
Bristol-Myers Squibb Co., 3.90%, 02/20/28	7,847	7,701,706
CVS Health Corp., 4.30%, 03/25/28	21,463	20,925,393
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	8,846	8,665,088
Johnson & Johnson, 2.90%, 01/15/28(a)	7,171	6,869,243
McKesson Corp.
3.95%, 02/16/28	1,931	1,890,670
4.90%, 07/15/28	2,659	2,684,370
Merck & Co. Inc.
1.90%, 12/10/28	5,147	4,660,700
4.05%, 05/17/28(a)	1,655	1,640,568
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	1,873	1,970,531
Mylan Inc., 4.55%, 04/15/28(a)	4,168	4,083,107
Pfizer Inc., 3.60%, 09/15/28(a)	3,595	3,492,598
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28(a)	18,985	18,915,364
Pharmacia LLC, 6.60%, 12/01/28	3,080	3,296,905
Sanofi SA, 3.63%, 06/19/28	3,853	3,744,750
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(a)	8,852	8,934,427
Zoetis Inc., 3.90%, 08/20/28	2,746	2,673,398
		126,413,744
Pipelines — 3.7%
Cheniere Energy Inc., 4.63%, 10/15/28	8,230	8,071,554
Enbridge Inc., 6.00%, 11/15/28	2,405	2,508,216
Energy Transfer LP
4.95%, 05/15/28(a)	3,892	3,898,943
4.95%, 06/15/28	4,769	4,778,910
5.55%, 02/15/28	4,493	4,584,195
6.10%, 12/01/28	2,150	2,240,586
Enterprise Products Operating LLC, 4.15%, 10/16/28(a)	5,845	5,727,134
Kinder Morgan Inc., 4.30%, 03/01/28	6,047	5,957,563
MPLX LP, 4.00%, 03/15/28	6,204	6,037,265
ONEOK Inc.
4.55%, 07/15/28(a)	3,448	3,408,156
5.65%, 11/01/28(a)	3,950	4,055,006
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	6,950	6,806,864
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28	4,375	4,358,646
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28(a)	2,068	2,216,651
TransCanada PipeLines Ltd., 4.25%, 05/15/28	6,961	6,824,073
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	1,615	1,570,639
Valero Energy Partners LP, 4.50%, 03/15/28	2,643	2,615,519
Western Midstream Operating LP
4.50%, 03/01/28	1,890	1,844,586
4.75%, 08/15/28	1,780	1,747,894
Williams Companies Inc. (The), 5.30%, 08/15/28	5,005	5,080,766
		84,333,166
Security	Par (000)	Value
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	$2,070	$2,205,891
Real Estate Investment Trusts — 6.6%
Agree LP, 2.00%, 06/15/28	2,172	1,959,045
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28(a)	2,410	2,344,781
American Homes 4 Rent LP, 4.25%, 02/15/28	2,827	2,764,114
American Tower Corp.
1.50%, 01/31/28	2,674	2,410,946
3.60%, 01/15/28	3,096	2,982,339
5.25%, 07/15/28(a)	3,575	3,616,782
5.50%, 03/15/28	2,969	3,024,209
5.80%, 11/15/28	4,500	4,641,950
AvalonBay Communities Inc.
1.90%, 12/01/28	1,460	1,306,689
3.20%, 01/15/28(a)	2,222	2,124,818
Boston Properties LP, 4.50%, 12/01/28	5,129	4,974,347
Brixmor Operating Partnership LP, 2.25%, 04/01/28	1,604	1,461,035
Camden Property Trust, 4.10%, 10/15/28	1,977	1,929,631
Crown Castle Inc.
3.80%, 02/15/28	5,093	4,920,491
4.80%, 09/01/28(a)	2,990	2,973,518
5.00%, 01/11/28	4,785	4,790,560
CubeSmart LP, 2.25%, 12/15/28(a)	2,720	2,456,367
Digital Realty Trust LP
4.45%, 07/15/28	2,907	2,868,567
5.55%, 01/15/28(a)	4,864	4,966,326
DOC DR LLC, 3.95%, 01/15/28(a)	1,395	1,356,017
EPR Properties, 4.95%, 04/15/28	992	975,325
Equinix Inc.
1.55%, 03/15/28	3,092	2,787,653
2.00%, 05/15/28	2,055	1,867,131
ERP Operating LP
3.50%, 03/01/28(a)	2,551	2,462,096
4.15%, 12/01/28	2,311	2,268,791
Essex Portfolio LP, 1.70%, 03/01/28	2,382	2,152,613
Extra Space Storage LP, 5.70%, 04/01/28(a)	2,800	2,868,831
Federal Realty OP LP, 5.38%, 05/01/28	1,385	1,401,520
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28	2,845	2,887,365
Healthpeak OP LLC, 2.13%, 12/01/28	2,969	2,677,980
Highwoods Realty LP, 4.13%, 03/15/28	1,184	1,133,444
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,110	2,815,389
Kilroy Realty LP, 4.75%, 12/15/28(a)	2,282	2,231,826
Kimco Realty OP LLC, 1.90%, 03/01/28	2,104	1,916,438
LXP Industrial Trust, 6.75%, 11/15/28	1,608	1,687,741
Mid-America Apartments LP, 4.20%, 06/15/28	2,039	2,004,750
NNN REIT Inc., 4.30%, 10/15/28	1,538	1,511,866
Omega Healthcare Investors Inc., 4.75%, 01/15/28	3,238	3,192,687
Piedmont Operating Partnership LP, 9.25%, 07/20/28	1,835	2,018,836
Prologis LP
3.88%, 09/15/28	1,745	1,697,960
4.00%, 09/15/28	2,233	2,183,183
4.88%, 06/15/28(a)	3,710	3,742,154
Public Storage Operating Co.
1.85%, 05/01/28(a)	2,998	2,736,241
1.95%, 11/09/28(a)	2,919	2,635,360
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
2.10%, 03/15/28	$2,090	$1,917,186
2.20%, 06/15/28	2,505	2,293,319
3.40%, 01/15/28	2,726	2,626,153
3.65%, 01/15/28	2,251	2,181,121
4.70%, 12/15/28	1,950	1,947,241
Regency Centers LP, 4.13%, 03/15/28(a)	1,595	1,559,865
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28(a)	1,270	1,341,467
Rexford Industrial Realty LP, 5.00%, 06/15/28	1,175	1,174,045
Simon Property Group LP, 1.75%, 02/01/28(a)	4,787	4,382,867
Store Capital LLC, 4.50%, 03/15/28	1,980	1,918,884
Sun Communities Operating LP, 2.30%, 11/01/28	2,582	2,319,890
UDR Inc., 3.50%, 01/15/28	1,055	1,009,737
Ventas Realty LP, 4.00%, 03/01/28	3,272	3,186,774
VICI Properties LP, 4.75%, 02/15/28	6,060	6,003,720
Welltower OP LLC, 4.25%, 04/15/28	3,695	3,635,604
		151,227,585
Retail — 3.2%
AutoNation Inc., 1.95%, 08/01/28	2,461	2,187,509
AutoZone Inc.
4.50%, 02/01/28	2,540	2,524,334
6.25%, 11/01/28(a)	2,705	2,845,841
Best Buy Co. Inc., 4.45%, 10/01/28(a)	2,706	2,674,348
Dollar General Corp.
4.13%, 05/01/28	2,308	2,247,497
5.20%, 07/05/28(a)	2,674	2,694,164
Dollar Tree Inc., 4.20%, 05/15/28	6,630	6,434,528
Genuine Parts Co., 6.50%, 11/01/28	2,700	2,848,697
Home Depot Inc. (The)
0.90%, 03/15/28	2,188	1,951,429
1.50%, 09/15/28	4,715	4,218,905
3.90%, 12/06/28(a)	4,878	4,772,084
Lowe's Companies Inc.
1.30%, 04/15/28	5,343	4,770,416
1.70%, 09/15/28	5,371	4,805,909
McDonald's Corp.
3.80%, 04/01/28(a)	5,700	5,552,364
4.80%, 08/14/28	3,455	3,474,108
O'Reilly Automotive Inc., 4.35%, 06/01/28	2,452	2,422,806
Starbucks Corp.
3.50%, 03/01/28	3,421	3,311,100
4.00%, 11/15/28(a)	3,860	3,773,334
TJX Companies Inc. (The), 1.15%, 05/15/28(a)	2,451	2,190,689
Walmart Inc.
3.70%, 06/26/28	5,148	5,043,931
3.90%, 04/15/28	3,087	3,045,120
		73,789,113
Semiconductors — 2.5%
Analog Devices Inc., 1.70%, 10/01/28	4,040	3,630,172
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	3,735	3,595,275
Broadcom Inc.
1.95%, 02/15/28(c)	3,406	3,116,853
4.11%, 09/15/28	5,581	5,455,615
4.15%, 02/15/28(a)	3,985	3,912,429
Intel Corp.
1.60%, 08/12/28	4,960	4,367,759
4.88%, 02/10/28	8,465	8,429,704
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology Inc.
2.45%, 04/15/28	$3,473	$3,200,486
4.88%, 06/22/28	2,560	2,547,388
Micron Technology Inc., 5.38%, 04/15/28	3,270	3,314,947
NVIDIA Corp., 1.55%, 06/15/28	5,910	5,361,070
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)	2,372	2,423,085
Qualcomm Inc., 1.30%, 05/20/28	4,647	4,159,762
Texas Instruments Inc., 4.60%, 02/15/28	3,262	3,280,798
		56,795,343
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28(a)	2,597	2,341,864
Software — 2.6%
Concentrix Corp., 6.60%, 08/02/28(a)	3,990	4,045,213
Fidelity National Information Services Inc., 1.65%, 03/01/28(a)	3,881	3,515,115
Fiserv Inc.
4.20%, 10/01/28	4,867	4,762,544
5.38%, 08/21/28	3,215	3,277,241
5.45%, 03/02/28	4,595	4,687,687
Intuit Inc., 5.13%, 09/15/28(a)	3,980	4,066,617
Oracle Corp.
2.30%, 03/25/28	9,589	8,873,728
4.50%, 05/06/28	3,925	3,903,707
Roper Technologies Inc., 4.20%, 09/15/28(a)	3,742	3,678,644
Salesforce Inc.
1.50%, 07/15/28(a)	4,926	4,442,474
3.70%, 04/11/28	6,945	6,787,584
Take-Two Interactive Software Inc., 4.95%, 03/28/28	4,285	4,300,255
VMware LLC, 1.80%, 08/15/28	3,584	3,209,346
		59,550,155
Telecommunications — 3.9%
AT&T Inc.
1.65%, 02/01/28	10,807	9,819,602
4.10%, 02/15/28	8,820	8,665,503
British Telecommunications PLC, 5.13%, 12/04/28	3,550	3,583,174
Motorola Solutions Inc., 4.60%, 02/23/28	3,050	3,037,553
Sprint Capital Corp., 6.88%, 11/15/28	11,925	12,793,904
T-Mobile USA Inc.
2.05%, 02/15/28	8,307	7,626,505
4.75%, 02/01/28	5,353	5,331,671
4.80%, 07/15/28	4,135	4,135,236
4.95%, 03/15/28	4,660	4,685,069
Verizon Communications Inc.
2.10%, 03/22/28	10,424	9,570,953
4.33%, 09/21/28(a)	17,679	17,434,883
Vodafone Group PLC, 4.38%, 05/30/28(a)	3,096	3,090,520
		89,774,573
Transportation — 1.8%
Canadian National Railway Co., 6.90%, 07/15/28	2,269	2,449,770
Canadian Pacific Railway Co., 4.00%, 06/01/28	2,903	2,839,294
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,321	3,251,544
CSX Corp., 3.80%, 03/01/28	4,650	4,538,474
FedEx Corp.
3.40%, 02/15/28	2,623	2,522,396
4.20%, 10/17/28(a)	2,114	2,074,761
Kirby Corp., 4.20%, 03/01/28	2,055	1,997,518
Norfolk Southern Corp., 3.80%, 08/01/28	3,069	2,989,055
39
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Ryder System Inc.
5.25%, 06/01/28	$3,300	$3,340,796
5.65%, 03/01/28	2,570	2,635,752
6.30%, 12/01/28(a)	1,910	2,011,345
Union Pacific Corp., 3.95%, 09/10/28	5,805	5,682,609
Walmart Inc., 1.50%, 09/22/28	5,041	4,536,999
		40,870,313
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	1,492	1,422,244
4.55%, 11/07/28(a)	1,792	1,767,017
		3,189,261
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28	2,874	2,776,753
United Utilities PLC, 6.88%, 08/15/28	1,831	1,953,618
		4,730,371
Total Long-Term Investments — 98.6% (Cost: $2,255,227,383)		2,259,834,746
	Shares
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	110,929,443	111,007,094
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	6,260,000	$6,260,000
Total Short-Term Securities — 5.1% (Cost: $117,211,869)		117,267,094
Total Investments — 103.7% (Cost: $2,372,439,252)		2,377,101,840
Liabilities in Excess of Other Assets — (3.7)%		(84,047,587)
Net Assets — 100.0%		$2,293,054,253

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,215,095	$54,765,450 (a)	$—	$(6,359)	$32,908	$111,007,094	110,929,443	$233,701 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,660,000	3,600,000 (a)	—	—	—	6,260,000	6,260,000	284,306	—
				$(6,359)	$32,908	$117,267,094		$518,007	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
40

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2028 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,259,834,746	$—	$2,259,834,746
Short-Term Securities
Money Market Funds	117,267,094	—	—	117,267,094
	$117,267,094	$2,259,834,746	$—	$2,377,101,840
See notes to financial statements.
41
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.20%, 03/01/29(a)	$4,757	$4,347,896
6.30%, 05/01/29(b)	6,015	6,231,707
Howmet Aerospace Inc., 3.00%, 01/15/29(a)	3,505	3,259,098
L3Harris Technologies Inc.
2.90%, 12/15/29(a)	2,012	1,831,368
5.05%, 06/01/29	2,761	2,783,495
Lockheed Martin Corp., 4.50%, 02/15/29(a)	3,037	3,025,761
Northrop Grumman Corp., 4.60%, 02/01/29	2,170	2,159,018
RTX Corp.
5.75%, 01/15/29	2,295	2,381,566
7.50%, 09/15/29	2,075	2,310,581
		28,330,490
Agriculture — 1.7%
Altria Group Inc., 4.80%, 02/14/29(a)	8,310	8,260,480
BAT Capital Corp., 3.46%, 09/06/29	2,563	2,395,658
BAT International Finance PLC, 5.93%, 02/02/29	4,070	4,212,606
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	2,045	1,986,514
Philip Morris International Inc.
3.38%, 08/15/29(a)	3,352	3,157,721
4.63%, 11/01/29	2,500	2,481,225
4.88%, 02/13/29	4,287	4,300,117
5.63%, 11/17/29	5,061	5,240,399
		32,034,720
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29(a)	921	878,532
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	1,401	1,315,432
Delta Air Lines Inc., 3.75%, 10/28/29(a)	1,975	1,843,615
		4,037,579
Auto Manufacturers — 4.0%
American Honda Finance Corp.
2.25%, 01/12/29	2,818	2,555,643
4.40%, 09/05/29	2,335	2,295,647
4.90%, 03/13/29(a)	2,805	2,817,835
Cummins Inc., 4.90%, 02/20/29	2,206	2,230,767
Ford Motor Credit Co. LLC
2.90%, 02/10/29(a)	3,743	3,340,294
5.11%, 05/03/29(a)	6,647	6,469,245
5.30%, 09/06/29(a)	3,845	3,768,705
5.80%, 03/08/29(a)	5,862	5,864,285
General Motors Co., 5.40%, 10/15/29(a)	4,152	4,189,099
General Motors Financial Co. Inc.
4.30%, 04/06/29(a)	4,566	4,411,680
4.90%, 10/06/29	4,065	4,008,557
5.55%, 07/15/29	5,175	5,244,882
5.65%, 01/17/29(a)	2,122	2,157,315
5.80%, 01/07/29(a)	6,171	6,312,449
PACCAR Financial Corp.
4.00%, 09/26/29	1,535	1,496,287
4.60%, 01/31/29(a)	2,390	2,397,450
Toyota Motor Corp., 2.76%, 07/02/29	1,632	1,513,823
Toyota Motor Credit Corp.
3.65%, 01/08/29	2,269	2,195,200
4.45%, 06/29/29	3,337	3,307,991
4.55%, 08/09/29(a)	3,397	3,374,136
4.65%, 01/05/29(a)	3,015	3,017,161
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 05/16/29	$3,091	$3,132,610
		76,101,061
Auto Parts & Equipment — 0.5%
Aptiv PLC, 4.35%, 03/15/29(a)	1,750	1,708,219
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	2,030	1,975,645
BorgWarner Inc., 4.95%, 08/15/29(a)	1,372	1,366,847
Lear Corp., 4.25%, 05/15/29	1,736	1,674,736
Magna International Inc., 5.05%, 03/14/29(a)	1,810	1,827,102
		8,552,549
Banks — 6.9%
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	4,060	4,121,670
Banco Santander SA, 3.31%, 06/27/29(a)	4,287	4,005,037
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	3,256	3,039,903
3.85%, 04/26/29	1,892	1,834,388
Series J, 1.90%, 01/25/29	1,513	1,362,457
Bank of Nova Scotia (The), 5.45%, 08/01/29(a)	3,125	3,206,695
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29(a)	4,945	5,030,191
Citibank NA, 4.84%, 08/06/29	6,805	6,826,097
Comerica Inc., 4.00%, 02/01/29(a)	2,521	2,397,265
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29	55	54,318
4.80%, 01/09/29	2,235	2,247,820
Deutsche Bank AG/New York, 5.41%, 05/10/29	4,021	4,080,701
ING Groep NV, 4.05%, 04/09/29(a)	4,443	4,295,742
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	1,341	1,257,737
KeyCorp, 2.55%, 10/01/29(a)	3,464	3,082,499
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	7,410	6,910,282
3.74%, 03/07/29	5,986	5,774,326
National Australia Bank Ltd./New York, 4.79%, 01/10/29	4,696	4,733,121
National Bank of Canada, 4.50%, 10/10/29	1,795	1,758,959
Northern Trust Corp., 3.15%, 05/03/29	2,233	2,105,047
PNC Bank NA, 2.70%, 10/22/29(a)	3,151	2,819,494
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29(a)	6,823	6,476,555
Royal Bank of Canada, 4.95%, 02/01/29	4,661	4,708,183
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29(a)	2,120	1,932,840
2.72%, 09/27/29(a)	2,187	1,981,155
3.04%, 07/16/29	10,284	9,490,967
3.20%, 09/17/29(a)	1,878	1,733,018
5.32%, 07/09/29(a)	3,251	3,317,321
Toronto-Dominion Bank (The), 4.99%, 04/05/29(a)	4,325	4,350,792
Truist Financial Corp., 3.88%, 03/19/29	2,758	2,627,786
U.S. Bancorp, 3.00%, 07/30/29	4,539	4,161,604
Webster Financial Corp., 4.10%, 03/25/29(a)	1,045	991,826
Wells Fargo & Co.
4.15%, 01/24/29	10,708	10,442,288
Series B, 7.95%, 11/15/29	1,438	1,616,731
Westpac Banking Corp., 5.05%, 04/16/29	3,440	3,501,006
Wintrust Financial Corp., 4.85%, 06/06/29	1,195	1,133,706
Zions Bancorp NA, 3.25%, 10/29/29	1,880	1,653,996
		131,063,523
Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.8%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	$17,835	$17,917,908
Coca-Cola Co. (The), 2.13%, 09/06/29(a)	4,623	4,159,378
Coca-Cola Consolidated Inc., 5.25%, 06/01/29(a)	3,206	3,257,148
Constellation Brands Inc.
3.15%, 08/01/29	3,799	3,520,052
4.80%, 01/15/29	1,565	1,562,317
Diageo Capital PLC, 2.38%, 10/24/29(a)	4,581	4,123,498
Keurig Dr Pepper Inc.
3.95%, 04/15/29(a)	4,470	4,322,195
5.05%, 03/15/29	2,750	2,776,739
PepsiCo Inc.
2.63%, 07/29/29	4,254	3,911,080
4.50%, 07/17/29	3,090	3,102,936
7.00%, 03/01/29	2,124	2,333,377
Pepsico Singapore Financing I Pte Ltd., 4.55%, 02/16/29	1,755	1,752,483
		52,739,111
Biotechnology — 0.6%
Amgen Inc.
3.00%, 02/22/29	3,362	3,141,444
4.05%, 08/18/29(a)	5,467	5,298,476
Royalty Pharma PLC, 5.15%, 09/02/29	2,111	2,124,203
		10,564,123
Building Materials — 0.7%
CRH SMW Finance DAC, 5.20%, 05/21/29	2,080	2,107,811
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	3,299	3,060,600
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	2,805	2,882,083
Owens Corning, 3.95%, 08/15/29(a)	2,306	2,210,748
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	3,830	3,699,283
		13,960,525
Chemicals — 1.7%
Air Products and Chemicals Inc., 4.60%, 02/08/29(a)	3,483	3,490,377
Cabot Corp., 4.00%, 07/01/29	1,339	1,294,863
Celanese U.S. Holdings LLC, 6.33%, 07/15/29	3,412	3,530,503
Dow Chemical Co. (The), 7.38%, 11/01/29	3,390	3,752,555
Eastman Chemical Co., 5.00%, 08/01/29	1,647	1,652,363
FMC Corp., 3.45%, 10/01/29	2,372	2,182,779
Huntsman International LLC, 4.50%, 05/01/29	3,333	3,202,074
Nutrien Ltd., 4.20%, 04/01/29(a)	3,200	3,122,398
PPG Industries Inc., 2.80%, 08/15/29	1,242	1,133,991
Rohm & Haas Co., 7.85%, 07/15/29	2,555	2,836,733
RPM International Inc., 4.55%, 03/01/29(a)	1,652	1,634,894
Sherwin-Williams Co. (The), 2.95%, 08/15/29	3,664	3,373,802
		31,207,332
Commercial Services — 2.0%
Equifax Inc., 4.80%, 09/15/29	2,787	2,760,650
Global Payments Inc.
3.20%, 08/15/29	5,396	4,966,425
5.30%, 08/15/29	2,345	2,364,606
GXO Logistics Inc., 6.25%, 05/06/29(a)	2,315	2,390,385
Moody's Corp., 4.25%, 02/01/29(a)	1,677	1,650,154
PayPal Holdings Inc., 2.85%, 10/01/29(a)	7,005	6,447,785
RELX Capital Inc., 4.00%, 03/18/29	3,968	3,860,566
S&P Global Inc.
2.50%, 12/01/29(a)	2,218	2,000,914
Security	Par (000)	Value
Commercial Services (continued)
2.70%, 03/01/29(a)	$5,077	$4,686,795
4.25%, 05/01/29	3,796	3,728,968
Verisk Analytics Inc., 4.13%, 03/15/29	2,687	2,626,827
		37,484,075
Computers — 2.7%
Accenture Capital Inc., 4.05%, 10/04/29(a)	3,050	2,981,844
Apple Inc.
2.20%, 09/11/29	7,196	6,511,095
3.25%, 08/08/29	4,179	3,977,228
Dell International LLC/EMC Corp., 5.30%, 10/01/29	7,635	7,759,098
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	1,920	1,972,215
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	6,300	6,180,704
HP Inc., 4.00%, 04/15/29(a)	4,415	4,259,143
IBM International Capital Pte Ltd., 4.60%, 02/05/29(a)	2,095	2,087,880
International Business Machines Corp., 3.50%, 05/15/29(a)	13,712	13,030,432
Western Digital Corp., 2.85%, 02/01/29	1,560	1,380,928
		50,140,567
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29(a)	3,087	2,759,169
Haleon U.S. Capital LLC, 3.38%, 03/24/29	4,562	4,310,795
Procter & Gamble Co. (The)
4.15%, 10/24/29(a)	2,075	2,061,064
4.35%, 01/29/29	2,165	2,167,104
Unilever Capital Corp., 2.13%, 09/06/29	3,979	3,554,116
		14,852,248
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 09/10/29	4,925	4,822,589
5.10%, 01/19/29	3,669	3,677,861
Air Lease Corp.
3.25%, 10/01/29(a)	2,189	2,020,964
5.10%, 03/01/29(a)	2,425	2,439,092
American Express Co., 4.05%, 05/03/29(a)	4,300	4,206,842
BGC Group Inc., 6.60%, 06/10/29	2,224	2,260,122
Brookfield Finance Inc., 4.85%, 03/29/29	4,457	4,453,116
Charles Schwab Corp. (The)
2.75%, 10/01/29	2,223	2,025,920
3.25%, 05/22/29(a)	2,802	2,638,281
4.00%, 02/01/29(a)	2,813	2,741,539
Enact Holdings Inc., 6.25%, 05/28/29	3,235	3,295,494
Intercontinental Exchange Inc., 4.35%, 06/15/29(a)	5,887	5,803,733
Lazard Group LLC, 4.38%, 03/11/29(a)	2,624	2,563,552
Marex Group PLC, 6.40%, 11/04/29	1,100	1,101,777
Mastercard Inc., 2.95%, 06/01/29(a)	4,229	3,963,882
Nomura Holdings Inc.
2.71%, 01/22/29	2,259	2,053,888
5.61%, 07/06/29	2,789	2,848,913
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)	1,645	1,637,795
ORIX Corp., 4.65%, 09/10/29(a)	1,715	1,692,478
Radian Group Inc., 6.20%, 05/15/29	2,941	3,016,640
Synchrony Financial, 5.15%, 03/19/29	2,938	2,892,051
		62,156,529
Electric — 7.3%
AEP Texas Inc., 5.45%, 05/15/29(a)	2,280	2,326,823
43
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ameren Corp., 5.00%, 01/15/29	$3,235	$3,251,040
American Electric Power Co. Inc., 5.20%, 01/15/29	4,450	4,508,628
Arizona Public Service Co., 2.60%, 08/15/29	1,987	1,804,268
Avangrid Inc., 3.80%, 06/01/29(a)	3,073	2,933,105
Black Hills Corp., 3.05%, 10/15/29(a)	1,852	1,697,176
CenterPoint Energy Inc., 5.40%, 06/01/29	2,845	2,895,319
Connecticut Light and Power Co. (The), 4.65%, 01/01/29	1,500	1,497,931
Consumers Energy Co.
4.60%, 05/30/29(a)	2,865	2,859,057
4.90%, 02/15/29	1,960	1,978,533
DTE Energy Co.
5.10%, 03/01/29(a)	5,145	5,185,784
Series C, 3.40%, 06/15/29	2,039	1,910,108
Duke Energy Carolinas LLC, 2.45%, 08/15/29	1,808	1,637,966
Duke Energy Corp.
3.40%, 06/15/29	2,629	2,471,102
4.85%, 01/05/29(a)	2,776	2,776,664
Duke Energy Florida LLC, 2.50%, 12/01/29	2,812	2,534,837
Duke Energy Ohio Inc., 3.65%, 02/01/29(a)	1,688	1,621,183
Duke Energy Progress LLC, 3.45%, 03/15/29	2,410	2,300,265
Edison International
5.45%, 06/15/29	2,100	2,135,684
6.95%, 11/15/29	2,375	2,565,894
Entergy Texas Inc., 4.00%, 03/30/29	1,232	1,198,912
Evergy Inc., 2.90%, 09/15/29(a)	3,342	3,047,511
Eversource Energy
5.95%, 02/01/29	3,306	3,431,276
Series O, 4.25%, 04/01/29	2,181	2,125,226
Exelon Corp., 5.15%, 03/15/29	2,681	2,715,559
Florida Power & Light Co., 5.15%, 06/15/29	3,341	3,406,557
Georgia Power Co., Series B, 2.65%, 09/15/29	2,937	2,677,681
Interstate Power & Light Co., 3.60%, 04/01/29	1,202	1,144,772
MidAmerican Energy Co., 3.65%, 04/15/29	3,470	3,331,851
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	1,610	1,544,468
4.85%, 02/07/29(a)	2,295	2,311,306
5.15%, 06/15/29(a)	2,361	2,400,812
Nevada Power Co., Series CC, 3.70%, 05/01/29	1,956	1,873,823
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29(a)	4,196	3,820,975
3.50%, 04/01/29(a)	2,198	2,081,641
4.90%, 03/15/29	3,846	3,861,205
NSTAR Electric Co., 3.25%, 05/15/29(a)	1,461	1,377,740
OGE Energy Corp., 5.45%, 05/15/29	1,450	1,479,972
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29	1,386	1,436,861
Pacific Gas and Electric Co.
4.20%, 03/01/29(a)	1,760	1,701,531
5.55%, 05/15/29	3,545	3,610,105
6.10%, 01/15/29	3,670	3,810,166
PacifiCorp
3.50%, 06/15/29(a)	1,731	1,637,660
5.10%, 02/15/29	2,226	2,251,432
Public Service Electric & Gas Co., 3.20%, 05/15/29(a)	1,339	1,261,296
Public Service Enterprise Group Inc., 5.20%, 04/01/29	3,265	3,312,149
Sempra, 3.70%, 04/01/29	2,208	2,097,662
Southern California Edison Co.
2.85%, 08/01/29(a)	2,127	1,955,871
5.15%, 06/01/29(a)	2,405	2,441,798
Security	Par (000)	Value
Electric (continued)
6.65%, 04/01/29	$1,239	$1,323,414
Series A, 4.20%, 03/01/29	2,073	2,025,932
Southern Co. (The), 5.50%, 03/15/29(a)	4,086	4,200,866
Tampa Electric Co., 4.90%, 03/01/29	1,950	1,949,131
Union Electric Co., 3.50%, 03/15/29	1,799	1,716,544
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29	2,153	1,986,957
Wisconsin Electric Power Co., 5.00%, 05/15/29(a)	1,450	1,472,499
Wisconsin Power and Light Co., 3.00%, 07/01/29	1,180	1,095,783
Xcel Energy Inc., 2.60%, 12/01/29	2,316	2,072,017
		138,082,328
Electronics — 1.3%
Allegion PLC, 3.50%, 10/01/29	1,940	1,816,306
Amphenol Corp.
4.35%, 06/01/29	2,823	2,779,672
5.05%, 04/05/29(a)	1,710	1,727,485
Arrow Electronics Inc., 5.15%, 08/21/29(a)	2,487	2,474,328
Flex Ltd., 4.88%, 06/15/29	2,880	2,839,270
Honeywell International Inc.
2.70%, 08/15/29(a)	3,120	2,877,852
4.25%, 01/15/29(a)	3,375	3,352,807
4.88%, 09/01/29	2,216	2,242,502
Jabil Inc., 5.45%, 02/01/29	1,695	1,715,908
Keysight Technologies Inc., 3.00%, 10/30/29(a)	2,507	2,289,849
		24,115,979
Engineering & Construction — 0.1%
MasTec Inc., 5.90%, 06/15/29	1,475	1,508,421
Entertainment — 0.3%
Warnermedia Holdings Inc., 4.05%, 03/15/29	6,325	5,909,273
Environmental Control — 0.7%
Republic Services Inc.
4.88%, 04/01/29	3,280	3,297,402
5.00%, 11/15/29(a)	1,840	1,857,685
Waste Connections Inc., 3.50%, 05/01/29(a)	2,678	2,549,548
Waste Management Inc.
2.00%, 06/01/29(a)	2,238	2,002,288
4.88%, 02/15/29(a)	3,670	3,709,973
		13,416,896
Food — 1.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	2,080	2,239,490
Campbell Soup Co., 5.20%, 03/21/29	2,590	2,624,816
Hershey Co. (The), 2.45%, 11/15/29(a)	1,366	1,236,091
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, 02/02/29	2,513	2,302,240
Kraft Heinz Foods Co., 4.63%, 01/30/29(a)	1,573	1,571,094
Kroger Co. (The)
4.50%, 01/15/29	2,354	2,331,588
4.65%, 09/15/29(a)	6,122	6,122,178
Mondelez International Inc., 4.75%, 02/20/29	2,475	2,481,530
Sysco Corp., 5.75%, 01/17/29	2,225	2,303,512
Tyson Foods Inc.
4.35%, 03/01/29	4,018	3,916,857
5.40%, 03/15/29	2,641	2,685,314
		29,814,710
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 7.75%, 11/15/29	2,325	2,640,688
Suzano Austria GmbH, 6.00%, 01/15/29	7,167	7,256,612
		9,897,300
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29	$2,205	$2,016,873
NiSource Inc.
2.95%, 09/01/29(a)	3,168	2,909,406
5.20%, 07/01/29	2,620	2,655,502
ONE Gas Inc., 5.10%, 04/01/29	2,105	2,140,206
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	2,563	2,429,030
		12,151,017
Health Care - Products — 1.6%
Agilent Technologies Inc., 2.75%, 09/15/29	2,074	1,888,314
DH Europe Finance II SARL, 2.60%, 11/15/29	3,659	3,320,891
GE HealthCare Technologies Inc., 4.80%, 08/14/29(a)	3,822	3,814,606
Revvity Inc., 3.30%, 09/15/29(a)	3,453	3,192,245
Solventum Corp., 5.40%, 03/01/29(b)	6,545	6,627,847
Stryker Corp., 4.25%, 09/11/29(a)	3,040	2,979,676
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	3,979	3,630,410
5.00%, 01/31/29(a)	4,370	4,440,425
		29,894,414
Health Care - Services — 4.5%
Ascension Health, Series B, 2.53%, 11/15/29(a)	3,391	3,063,350
Centene Corp., 4.63%, 12/15/29	14,680	14,036,916
Cigna Group (The), 5.00%, 05/15/29	4,605	4,623,968
CommonSpirit Health, 3.35%, 10/01/29	2,435	2,265,794
Elevance Health Inc.
2.88%, 09/15/29(a)	3,483	3,180,337
5.15%, 06/15/29	2,565	2,593,340
HCA Inc.
3.38%, 03/15/29	2,620	2,454,965
4.13%, 06/15/29	8,161	7,860,618
5.88%, 02/01/29	4,059	4,172,084
Humana Inc.
3.13%, 08/15/29	2,258	2,072,422
3.70%, 03/23/29	3,274	3,108,328
ICON Investments Six DAC, 5.85%, 05/08/29	3,180	3,263,190
IQVIA Inc., 6.25%, 02/01/29	5,161	5,377,994
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	2,814	2,557,534
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29(a)	2,872	2,569,478
Quest Diagnostics Inc.
4.20%, 06/30/29	2,275	2,214,968
4.63%, 12/15/29	2,647	2,620,030
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	818	786,472
UnitedHealth Group Inc.
2.88%, 08/15/29	4,203	3,890,732
4.00%, 05/15/29(a)	3,919	3,821,647
4.25%, 01/15/29(a)	5,347	5,271,461
4.70%, 04/15/29(a)	1,770	1,776,990
Universal Health Services Inc., 4.63%, 10/15/29	2,125	2,063,170
		85,645,788
Holding Companies - Diversified — 2.9%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	3,775	3,854,342
Ares Capital Corp.
5.88%, 03/01/29	4,325	4,355,863
5.95%, 07/15/29	3,705	3,740,099
Ares Strategic Income Fund, 6.35%, 08/15/29(b)	3,066	3,089,602
Barings BDC Inc., 7.00%, 02/15/29	1,220	1,244,105
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
4.00%, 01/15/29(a)	$2,595	$2,444,097
5.95%, 07/16/29(b)	2,050	2,055,255
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	2,440	2,448,797
Blue Owl Credit Income Corp.
6.60%, 09/15/29(a)(b)	2,021	2,042,723
7.75%, 01/15/29	2,439	2,568,136
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	3,075	3,060,160
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	1,386	1,400,579
FS KKR Capital Corp.
6.88%, 08/15/29(a)	2,120	2,183,531
7.88%, 01/15/29	1,975	2,096,231
Golub Capital BDC Inc., 6.00%, 07/15/29	2,492	2,495,518
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	1,720	1,677,094
HPS Corporate Lending Fund
6.25%, 09/30/29(a)(b)	1,850	1,853,535
6.75%, 01/30/29(a)(b)	2,275	2,320,258
Main Street Capital Corp., 6.95%, 03/01/29	1,484	1,519,616
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(a)(b)	1,665	1,656,652
New Mountain Finance Corp., 6.88%, 02/01/29	1,400	1,396,654
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	1,400	1,447,210
Sixth Street Lending Partners, 6.50%, 03/11/29(a)(b)	3,171	3,193,824
Sixth Street Specialty Lending Inc., 6.13%, 03/01/29(a)	1,592	1,597,315
		55,741,196
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29(a)	2,100	1,992,676
Home Furnishings — 0.3%
Leggett & Platt Inc., 4.40%, 03/15/29(a)	2,324	2,182,218
Whirlpool Corp., 4.75%, 02/26/29(a)	3,026	2,993,208
		5,175,426
Household Products & Wares — 0.3%
Clorox Co. (The), 4.40%, 05/01/29	2,255	2,232,794
Kimberly-Clark Corp., 3.20%, 04/25/29	3,082	2,921,964
		5,154,758
Insurance — 3.3%
Allstate Corp. (The), 5.05%, 06/24/29	2,140	2,158,930
American National Group Inc., 5.75%, 10/01/29	1,200	1,203,571
Aon Corp., 3.75%, 05/02/29	3,323	3,179,609
Aon North America Inc., 5.15%, 03/01/29	4,345	4,391,832
Axis Specialty Finance LLC, 3.90%, 07/15/29(a)	1,250	1,190,706
Brown & Brown Inc., 4.50%, 03/15/29	1,845	1,816,596
Chubb INA Holdings LLC, 4.65%, 08/15/29	3,077	3,078,132
CNA Financial Corp., 3.90%, 05/01/29	2,216	2,135,334
CNO Financial Group Inc., 5.25%, 05/30/29(a)	2,323	2,309,905
Corebridge Financial Inc., 3.85%, 04/05/29	4,474	4,279,080
Enstar Group Ltd., 4.95%, 06/01/29	2,314	2,283,838
Essent Group Ltd., 6.25%, 07/01/29	1,980	2,025,338
F&G Annuities & Life Inc., 6.50%, 06/04/29	2,260	2,290,582
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29(a)	2,552	2,328,970
Markel Group Inc., 3.35%, 09/17/29	1,493	1,384,110
Marsh & McLennan Companies Inc., 4.38%, 03/15/29(a)	6,239	6,162,691
NMI Holdings Inc., 6.00%, 08/15/29	1,460	1,474,319
45
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
PartnerRe Finance B LLC, 3.70%, 07/02/29(a)	$1,968	$1,868,135
Principal Financial Group Inc., 3.70%, 05/15/29	2,436	2,327,290
Progressive Corp. (The)
4.00%, 03/01/29	2,444	2,391,643
6.63%, 03/01/29	1,484	1,600,764
Reinsurance Group of America Inc., 3.90%, 05/15/29	2,854	2,738,541
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	1,936	1,834,769
SiriusPoint Ltd., 7.00%, 04/05/29	1,305	1,340,296
Unum Group, 4.00%, 06/15/29(a)	1,342	1,290,033
Willis North America Inc., 2.95%, 09/15/29	3,347	3,054,951
		62,139,965
Internet — 1.0%
Amazon.com Inc.
3.45%, 04/13/29(a)	5,817	5,598,711
4.65%, 12/01/29	5,914	5,968,652
Meta Platforms Inc., 4.30%, 08/15/29(a)	4,045	4,014,464
Netflix Inc., 6.38%, 05/15/29(a)	3,625	3,872,862
		19,454,689
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29	2,390	2,328,432
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	1,925	1,957,989
Polaris Inc., 6.95%, 03/15/29(a)	2,430	2,564,826
		4,522,815
Lodging — 0.9%
Choice Hotels International Inc., 3.70%, 12/01/29(a)	1,921	1,781,816
Hyatt Hotels Corp., 5.25%, 06/30/29	2,240	2,252,390
Las Vegas Sands Corp.
3.90%, 08/08/29	3,654	3,413,414
6.00%, 08/15/29	1,905	1,941,601
Marriott International Inc./MD
4.88%, 05/15/29	1,911	1,912,696
4.90%, 04/15/29	3,678	3,685,308
Sands China Ltd., 2.85%, 03/08/29	3,005	2,695,741
		17,682,966
Machinery — 2.0%
Caterpillar Financial Services Corp.
4.38%, 08/16/29(a)	2,222	2,201,374
4.85%, 02/27/29(a)	2,648	2,681,924
Caterpillar Inc., 2.60%, 09/19/29	2,834	2,593,185
CNH Industrial Capital LLC
5.10%, 04/20/29	2,105	2,119,569
5.50%, 01/12/29(a)	2,255	2,305,498
Deere & Co., 5.38%, 10/16/29(a)	1,688	1,753,142
Dover Corp., 2.95%, 11/04/29	1,433	1,310,698
IDEX Corp., 4.95%, 09/01/29	857	859,955
Ingersoll Rand Inc., 5.18%, 06/15/29(a)	2,970	3,011,145
John Deere Capital Corp.
2.80%, 07/18/29(a)	2,534	2,346,302
3.35%, 04/18/29	2,040	1,945,253
3.45%, 03/07/29	2,165	2,068,347
4.50%, 01/16/29	3,690	3,681,367
4.85%, 06/11/29	3,270	3,301,110
4.85%, 10/11/29(a)	1,680	1,698,749
Nordson Corp., 4.50%, 12/15/29	1,610	1,574,086
Rockwell Automation Inc., 3.50%, 03/01/29	2,229	2,125,574
		37,577,278
Security	Par (000)	Value
Manufacturing — 1.0%
3M Co.
2.38%, 08/26/29(a)	$4,518	$4,060,020
3.38%, 03/01/29	3,399	3,217,712
Parker-Hannifin Corp.
3.25%, 06/14/29	4,513	4,238,625
4.50%, 09/15/29	4,580	4,547,633
Pentair Finance SARL, 4.50%, 07/01/29	2,087	2,034,020
Textron Inc., 3.90%, 09/17/29(a)	1,634	1,560,816
		19,658,826
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5,521	4,846,070
5.05%, 03/30/29	5,433	5,328,410
6.10%, 06/01/29	6,051	6,175,043
Comcast Corp.
4.55%, 01/15/29	4,128	4,112,420
5.10%, 06/01/29(a)	3,506	3,563,124
Discovery Communications LLC, 4.13%, 05/15/29	3,207	2,984,036
Fox Corp., 4.71%, 01/25/29	8,508	8,471,433
Paramount Global, 4.20%, 06/01/29(a)	1,572	1,471,268
Walt Disney Co. (The), 2.00%, 09/01/29(a)	8,526	7,579,706
		44,531,510
Mining — 0.2%
Freeport-McMoRan Inc., 5.25%, 09/01/29(a)	1,885	1,886,777
Newmont Corp., 2.80%, 10/01/29(a)	2,979	2,727,030
		4,613,807
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29	3,313	3,060,604
Oil & Gas — 2.9%
BP Capital Markets America Inc.
4.70%, 04/10/29	4,480	4,470,889
4.97%, 10/17/29(a)	3,855	3,891,686
Chevron USA Inc., 3.25%, 10/15/29	2,592	2,446,707
ConocoPhillips Co., 6.95%, 04/15/29(a)	5,428	5,945,625
Coterra Energy Inc., 4.38%, 03/15/29	1,934	1,871,142
Diamondback Energy Inc., 3.50%, 12/01/29	4,559	4,256,072
EQT Corp., 5.00%, 01/15/29(a)	1,235	1,221,476
Expand Energy Corp., 5.38%, 02/01/29	110	108,326
Exxon Mobil Corp., 2.44%, 08/16/29(a)	5,696	5,203,523
Helmerich & Payne Inc., 4.85%, 12/01/29(a)(b)	470	454,963
Hess Corp., 7.88%, 10/01/29	2,221	2,486,612
Marathon Oil Corp., 5.30%, 04/01/29	2,865	2,913,450
Occidental Petroleum Corp., 5.20%, 08/01/29	4,175	4,159,684
Patterson-UTI Energy Inc., 5.15%, 11/15/29(a)	1,737	1,700,653
Phillips 66 Co., 3.15%, 12/15/29	2,315	2,132,041
Shell Finance U.S. Inc., 2.38%, 11/07/29(a)	6,358	5,730,006
Shell International Finance BV, 2.38%, 11/07/29	75	67,935
TotalEnergies Capital International SA, 3.46%, 02/19/29(a)	5,281	5,063,361
Valero Energy Corp., 4.00%, 04/01/29(a)	1,746	1,684,329
		55,808,480
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29(a)	2,305	2,135,420
NOV Inc., 3.60%, 12/01/29(a)	2,446	2,280,798
		4,416,218
Packaging & Containers — 0.4%
Amcor Group Finance PLC, 5.45%, 05/23/29	1,310	1,328,353
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Packaging Corp. of America, 3.00%, 12/15/29	$1,982	$1,818,597
Sonoco Products Co., 4.60%, 09/01/29	1,320	1,286,453
WRKCo Inc., 4.90%, 03/15/29	3,142	3,132,699
		7,566,102
Pharmaceuticals — 6.4%
AbbVie Inc.
3.20%, 11/21/29	22,535	21,072,688
4.80%, 03/15/29	10,620	10,695,610
Astrazeneca Finance LLC, 4.85%, 02/26/29	5,325	5,376,428
AstraZeneca PLC, 4.00%, 01/17/29(a)	4,205	4,118,536
Becton Dickinson & Co.
4.87%, 02/08/29	1,695	1,696,937
5.08%, 06/07/29	3,120	3,155,113
Bristol-Myers Squibb Co.
3.40%, 07/26/29(a)	9,537	9,075,120
4.90%, 02/22/29(a)	7,065	7,154,561
Cardinal Health Inc., 5.13%, 02/15/29(a)	2,800	2,825,013
CVS Health Corp.
3.25%, 08/15/29	7,389	6,782,248
5.00%, 01/30/29	4,207	4,190,216
5.40%, 06/01/29(a)	4,211	4,250,943
Eli Lilly & Co.
3.38%, 03/15/29(a)	3,676	3,515,791
4.20%, 08/14/29	3,552	3,505,853
4.50%, 02/09/29(a)	4,222	4,221,671
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	4,313	4,100,777
Johnson & Johnson
4.80%, 06/01/29(a)	4,881	4,956,217
6.95%, 09/01/29(a)	915	1,023,929
McKesson Corp., 4.25%, 09/15/29	1,820	1,782,402
Merck & Co. Inc., 3.40%, 03/07/29	7,584	7,249,110
Novartis Capital Corp., 3.80%, 09/18/29	3,620	3,510,746
Pfizer Inc., 3.45%, 03/15/29(a)	7,332	7,024,891
		121,284,800
Pipelines — 4.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29(a)	2,326	2,298,691
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	5,027	4,734,341
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)	6,735	6,487,432
DCP Midstream Operating LP, 5.13%, 05/15/29	2,749	2,766,669
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	1,462	1,341,446
Enbridge Inc.
3.13%, 11/15/29(a)	4,047	3,733,757
5.30%, 04/05/29	3,350	3,399,234
Energy Transfer LP
4.15%, 09/15/29	2,512	2,417,427
5.25%, 04/15/29	6,238	6,296,771
5.25%, 07/01/29(a)	3,265	3,296,044
EnLink Midstream LLC, 5.38%, 06/01/29	2,290	2,307,136
Enterprise Products Operating LLC, 3.13%, 07/31/29	5,884	5,494,652
Kinder Morgan Inc.
5.00%, 02/01/29	5,290	5,295,739
5.10%, 08/01/29(a)	2,337	2,346,613
MPLX LP, 4.80%, 02/15/29(a)	3,391	3,373,034
ONEOK Inc.
3.40%, 09/01/29	3,107	2,896,416
4.35%, 03/15/29	3,049	2,970,287
4.40%, 10/15/29	915	891,885
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	$4,434	$4,130,222
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29(b)	3,977	3,914,652
Targa Resources Corp., 6.15%, 03/01/29	4,640	4,844,415
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29	1,715	1,754,384
Western Midstream Operating LP, 6.35%, 01/15/29	2,660	2,768,490
Williams Companies Inc. (The)
4.80%, 11/15/29	1,705	1,694,434
4.90%, 03/15/29	4,747	4,740,998
		86,195,169
Real Estate — 0.1%
CBRE Services Inc., 5.50%, 04/01/29(a)	2,145	2,200,307
Real Estate Investment Trusts — 6.2%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	1,737	1,560,560
4.50%, 07/30/29(a)	1,368	1,337,212
American Homes 4 Rent LP, 4.90%, 02/15/29(a)	1,707	1,698,893
American Tower Corp.
3.80%, 08/15/29(a)	7,031	6,690,831
3.95%, 03/15/29(a)	2,553	2,455,125
5.20%, 02/15/29	3,006	3,038,510
AvalonBay Communities Inc., 3.30%, 06/01/29	1,857	1,744,720
Boston Properties LP, 3.40%, 06/21/29	3,857	3,540,110
Brixmor Operating Partnership LP, 4.13%, 05/15/29	3,274	3,145,038
Camden Property Trust, 3.15%, 07/01/29	2,679	2,501,676
COPT Defense Properties LP, 2.00%, 01/15/29(a)	1,894	1,661,494
Crown Castle Inc.
3.10%, 11/15/29	2,389	2,183,000
4.30%, 02/15/29	2,577	2,505,214
4.90%, 09/01/29	2,105	2,088,302
5.60%, 06/01/29	3,195	3,276,686
CubeSmart LP, 4.38%, 02/15/29	1,507	1,467,998
Digital Realty Trust LP, 3.60%, 07/01/29	3,967	3,764,034
EPR Properties, 3.75%, 08/15/29	1,570	1,445,362
Equinix Inc., 3.20%, 11/18/29	5,323	4,915,418
ERP Operating LP, 3.00%, 07/01/29	2,581	2,393,053
Essex Portfolio LP, 4.00%, 03/01/29	2,067	1,987,940
Extra Space Storage LP
3.90%, 04/01/29	1,775	1,699,598
4.00%, 06/15/29	1,444	1,389,122
Federal Realty OP LP, 3.20%, 06/15/29(a)	1,800	1,660,332
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29	3,523	3,514,732
Healthpeak OP LLC, 3.50%, 07/15/29	2,765	2,601,155
Highwoods Realty LP, 4.20%, 04/15/29	1,150	1,090,549
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	2,928	2,679,510
Kilroy Realty LP, 4.25%, 08/15/29(a)	1,947	1,832,734
Mid-America Apartments LP, 3.95%, 03/15/29(a)	2,275	2,204,208
Omega Healthcare Investors Inc., 3.63%, 10/01/29	2,362	2,187,080
Piedmont Operating Partnership LP, 6.88%, 07/15/29	1,355	1,397,533
Prologis LP
2.88%, 11/15/29	1,605	1,475,047
4.38%, 02/01/29	1,391	1,377,455
47
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Public Storage Operating Co.
3.39%, 05/01/29	$2,192	$2,081,261
5.13%, 01/15/29(a)	1,956	1,995,921
Realty Income Corp.
3.10%, 12/15/29	2,563	2,362,199
3.25%, 06/15/29	1,743	1,630,520
4.00%, 07/15/29	1,722	1,665,438
4.75%, 02/15/29(a)	1,870	1,867,576
Regency Centers LP, 2.95%, 09/15/29	1,909	1,750,954
Sabra Health Care LP, 3.90%, 10/15/29(a)	1,699	1,579,264
Simon Property Group LP, 2.45%, 09/13/29(a)	5,180	4,661,143
Store Capital LLC, 4.63%, 03/15/29(a)	1,638	1,573,169
Sun Communities Operating LP, 5.50%, 01/15/29(a)	2,320	2,341,757
UDR Inc., 4.40%, 01/26/29	1,208	1,179,156
Ventas Realty LP, 4.40%, 01/15/29	3,611	3,528,356
Welltower OP LLC
2.05%, 01/15/29	2,188	1,962,970
4.13%, 03/15/29	2,237	2,179,457
Weyerhaeuser Co., 4.00%, 11/15/29(a)	3,125	2,998,008
WP Carey Inc., 3.85%, 07/15/29(a)	1,449	1,385,393
		117,252,773
Retail — 2.7%
AutoZone Inc.
3.75%, 04/18/29	1,961	1,874,689
5.10%, 07/15/29(a)	2,916	2,941,520
Darden Restaurants Inc., 4.55%, 10/15/29	1,025	1,000,737
Genuine Parts Co., 4.95%, 08/15/29	2,680	2,660,989
Home Depot Inc. (The)
2.95%, 06/15/29(a)	7,193	6,708,064
4.75%, 06/25/29	3,950	3,977,472
4.90%, 04/15/29	3,211	3,252,755
Lowe's Companies Inc.
3.65%, 04/05/29	6,793	6,494,674
6.50%, 03/15/29(a)	1,365	1,462,919
McDonald's Corp.
2.63%, 09/01/29(a)	4,370	3,987,701
5.00%, 05/17/29(a)	2,190	2,217,085
O'Reilly Automotive Inc., 3.90%, 06/01/29(a)	2,178	2,102,117
Starbucks Corp., 3.55%, 08/15/29	4,522	4,312,470
Target Corp., 3.38%, 04/15/29(a)	4,375	4,180,200
Walmart Inc.
2.38%, 09/24/29(a)	1,168	1,070,478
3.25%, 07/08/29(a)	2,995	2,870,094
		51,113,964
Semiconductors — 3.7%
Applied Materials Inc., 4.80%, 06/15/29	2,420	2,440,092
Broadcom Inc.
4.00%, 04/15/29(b)	3,181	3,066,191
4.75%, 04/15/29	7,081	7,054,862
5.05%, 07/12/29	8,156	8,227,397
Intel Corp.
2.45%, 11/15/29	8,529	7,499,608
4.00%, 08/05/29	3,765	3,590,589
KLA Corp., 4.10%, 03/15/29(a)	3,370	3,310,672
Lam Research Corp., 4.00%, 03/15/29(a)	4,507	4,410,371
Marvell Technology Inc., 5.75%, 02/15/29	2,496	2,571,455
Microchip Technology Inc., 5.05%, 03/15/29	4,020	4,033,349
Micron Technology Inc.
5.33%, 02/06/29	3,072	3,107,297
Security	Par (000)	Value
Semiconductors (continued)
6.75%, 11/01/29	$5,505	$5,908,269
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29(a)	4,199	4,084,935
Qorvo Inc., 4.38%, 10/15/29(a)	3,980	3,752,699
Texas Instruments Inc.
2.25%, 09/04/29	3,759	3,387,883
4.60%, 02/08/29	2,225	2,231,449
TSMC Arizona Corp., 4.13%, 04/22/29(a)	1,555	1,518,862
		70,195,980
Software — 2.4%
Adobe Inc., 4.80%, 04/04/29(a)	2,485	2,516,569
Atlassian Corp., 5.25%, 05/15/29(a)	2,345	2,374,434
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	3,507	3,182,921
Cadence Design Systems Inc., 4.30%, 09/10/29	3,055	2,997,699
Fidelity National Information Services Inc., 3.75%, 05/21/29	700	668,501
Fiserv Inc., 3.50%, 07/01/29	12,505	11,814,900
Oracle Corp.
4.20%, 09/27/29	7,475	7,281,463
6.15%, 11/09/29	5,100	5,389,678
Roper Technologies Inc.
2.95%, 09/15/29	3,216	2,954,167
4.50%, 10/15/29	1,702	1,676,249
Take-Two Interactive Software Inc., 5.40%, 06/12/29(a)	1,420	1,441,595
Workday Inc., 3.70%, 04/01/29	3,375	3,234,038
		45,532,214
Telecommunications — 4.2%
America Movil SAB de CV, 3.63%, 04/22/29	4,440	4,204,052
AT&T Inc., 4.35%, 03/01/29(a)	12,867	12,684,529
Cisco Systems Inc., 4.85%, 02/26/29	8,776	8,885,260
Juniper Networks Inc., 3.75%, 08/15/29	2,152	2,032,144
Motorola Solutions Inc.
4.60%, 05/23/29	3,579	3,545,941
5.00%, 04/15/29	1,680	1,692,883
Rogers Communications Inc., 5.00%, 02/15/29	5,215	5,219,419
T-Mobile USA Inc.
2.40%, 03/15/29	2,075	1,877,165
2.63%, 02/15/29	4,165	3,800,106
3.38%, 04/15/29	9,508	8,929,180
4.20%, 10/01/29	3,360	3,265,742
4.85%, 01/15/29	4,117	4,123,948
Verizon Communications Inc.
3.88%, 02/08/29	4,060	3,928,025
4.02%, 12/03/29	16,830	16,185,502
		80,373,896
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29	4,003	3,770,145
Transportation — 1.5%
Canadian Pacific Railway Co., 2.88%, 11/15/29	1,981	1,810,398
CSX Corp., 4.25%, 03/15/29	4,824	4,755,430
FedEx Corp., 3.10%, 08/05/29(a)	4,853	4,508,575
Norfolk Southern Corp., 2.55%, 11/01/29	1,849	1,672,224
Ryder System Inc.
4.90%, 12/01/29	555	553,766
4.95%, 09/01/29(a)	1,185	1,183,414
5.38%, 03/15/29(a)	2,436	2,476,122
5.50%, 06/01/29(a)	970	990,514
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
3.70%, 03/01/29	$3,380	$3,267,179
6.63%, 02/01/29(a)	1,830	1,972,946
United Parcel Service Inc.
2.50%, 09/01/29	1,919	1,748,306
3.40%, 03/15/29	3,162	3,018,108
		27,956,982
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	2,402	2,383,312
Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29	2,458	2,322,428
Essential Utilities Inc., 3.57%, 05/01/29(a)	1,718	1,625,087
		3,947,515
Total Long-Term Investments — 98.6% (Cost: $1,856,509,668)		1,867,293,363
	Shares
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	193,971,997	194,107,777
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	5,720,000	$5,720,000
Total Short-Term Securities — 10.5% (Cost: $199,764,165)		199,827,777
Total Investments — 109.1% (Cost: $2,056,273,833)		2,067,121,140
Liabilities in Excess of Other Assets — (9.1)%		(172,390,533)
Net Assets — 100.0%		$1,894,730,607

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,517,164	$138,551,047 (a)	$—	$(6,542)	$46,108	$194,107,777	193,971,997	$261,170 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,360,000	2,360,000 (a)	—	—	—	5,720,000	5,720,000	220,234	—
				$(6,542)	$46,108	$199,827,777		$481,404	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

49
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,867,293,363	$—	$1,867,293,363
Short-Term Securities
Money Market Funds	199,827,777	—	—	199,827,777
	$199,827,777	$1,867,293,363	$—	$2,067,121,140
See notes to financial statements.
Schedule of Investments
50

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30	$2,307	$2,282,092
Omnicom Group Inc.
2.45%, 04/30/30	2,252	1,981,444
4.20%, 06/01/30	1,982	1,915,653
		6,179,189
Aerospace & Defense — 1.9%
Boeing Co. (The)
2.95%, 02/01/30(a)	2,740	2,426,867
5.15%, 05/01/30	14,526	14,350,309
General Dynamics Corp., 3.63%, 04/01/30	3,385	3,223,761
Lockheed Martin Corp., 1.85%, 06/15/30(a)	1,585	1,367,459
Northrop Grumman Corp., 4.40%, 05/01/30	2,427	2,384,836
RTX Corp., 2.25%, 07/01/30	3,523	3,073,520
		26,826,752
Agriculture — 1.9%
Altria Group Inc., 3.40%, 05/06/30	2,425	2,236,680
Archer-Daniels-Midland Co., 3.25%, 03/27/30	3,461	3,214,730
BAT Capital Corp.
4.91%, 04/02/30	3,310	3,275,494
6.34%, 08/02/30	3,223	3,399,825
Philip Morris International Inc.
1.75%, 11/01/30	2,739	2,290,295
2.10%, 05/01/30	2,432	2,110,114
5.13%, 02/15/30	7,250	7,333,912
5.50%, 09/07/30	2,260	2,325,966
		26,187,016
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30	1,872	1,662,011
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	990	931,143
		2,593,154
Apparel — 0.7%
NIKE Inc., 2.85%, 03/27/30	5,043	4,616,827
Ralph Lauren Corp., 2.95%, 06/15/30	2,548	2,319,573
Tapestry Inc., 7.70%, 11/27/30(a)	3,090	3,150,895
		10,087,295
Auto Manufacturers — 2.8%
American Honda Finance Corp.
4.60%, 04/17/30(a)	2,320	2,295,083
5.85%, 10/04/30(a)	1,849	1,938,854
Cummins Inc., 1.50%, 09/01/30(a)	2,770	2,331,928
Ford Motor Co., 9.63%, 04/22/30	1,460	1,692,955
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	5,460	4,936,350
7.20%, 06/10/30(a)	2,870	3,028,288
7.35%, 03/06/30(a)	3,850	4,083,765
General Motors Financial Co. Inc.
3.60%, 06/21/30	3,650	3,346,220
5.85%, 04/06/30(a)	3,495	3,581,648
Toyota Motor Credit Corp.
2.15%, 02/13/30	2,544	2,238,664
3.38%, 04/01/30	3,215	3,004,467
4.55%, 05/17/30(a)	2,295	2,270,163
5.55%, 11/20/30	3,720	3,860,744
		38,609,129
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30(a)	1,317	1,206,468
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International Inc., 2.45%, 06/15/30	$2,501	$2,194,168
		3,400,636
Banks — 6.8%
Banco Santander SA
2.75%, 12/03/30	5,049	4,331,290
3.49%, 05/28/30	3,374	3,092,635
Bank of Nova Scotia (The), 4.85%, 02/01/30	4,442	4,434,769
BankUnited Inc., 5.13%, 06/11/30(a)	877	844,316
Citizens Financial Group Inc.
2.50%, 02/06/30	1,139	998,446
3.25%, 04/30/30	2,500	2,266,598
Discover Bank, 2.70%, 02/06/30(a)	1,607	1,414,722
First Horizon Bank, 5.75%, 05/01/30	1,355	1,351,394
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30(a)	6,821	6,094,462
3.80%, 03/15/30	8,434	7,983,242
HSBC Holdings PLC, 4.95%, 03/31/30(a)	8,387	8,397,085
Huntington Bancshares Inc./Ohio, 2.55%, 02/04/30	2,567	2,263,395
Huntington National Bank (The), 5.65%, 01/10/30	2,950	3,013,976
JPMorgan Chase & Co., 8.75%, 09/01/30	1,735	2,063,507
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	4,200	3,610,032
2.56%, 02/25/30	3,742	3,337,892
Northern Trust Corp., 1.95%, 05/01/30	3,450	2,994,131
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30	6,857	6,131,758
State Street Corp., 2.40%, 01/24/30(a)	2,751	2,452,933
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	4,895	4,218,145
2.14%, 09/23/30	2,810	2,393,560
2.75%, 01/15/30	4,214	3,791,366
5.71%, 01/13/30	4,390	4,539,268
5.85%, 07/13/30(a)	2,103	2,192,947
Truist Bank, 2.25%, 03/11/30	4,092	3,527,408
Truist Financial Corp., 1.95%, 06/05/30(a)	2,632	2,252,366
U.S. Bancorp, 1.38%, 07/22/30(a)	4,178	3,460,710
Westpac Banking Corp., 2.65%, 01/16/30(a)	2,271	2,060,296
		95,512,649
Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30	6,124	5,767,607
Coca-Cola Co. (The)
1.65%, 06/01/30	4,807	4,123,270
3.45%, 03/25/30(a)	3,976	3,774,023
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	3,217	2,906,282
Constellation Brands Inc., 2.88%, 05/01/30	2,259	2,029,721
Diageo Capital PLC, 2.00%, 04/29/30(a)	3,223	2,800,434
Keurig Dr Pepper Inc., 3.20%, 05/01/30	2,683	2,468,954
PepsiCo Inc.
1.63%, 05/01/30	3,395	2,897,845
2.75%, 03/19/30	5,102	4,648,449
		31,416,585
Biotechnology — 1.9%
Amgen Inc.
2.45%, 02/21/30(a)	4,030	3,590,692
5.25%, 03/02/30	9,057	9,232,670
Biogen Inc., 2.25%, 05/01/30	5,205	4,514,593
Gilead Sciences Inc., 1.65%, 10/01/30	3,585	3,008,302
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30(a)	4,235	3,556,435
51
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC, 2.20%, 09/02/30	$3,560	$3,041,672
		26,944,364
Building Materials — 1.1%
Carrier Global Corp., 2.72%, 02/15/30	6,612	5,942,796
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	2,070	1,747,660
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30	1,589	1,412,581
Masco Corp., 2.00%, 10/01/30	931	788,943
Mohawk Industries Inc., 3.63%, 05/15/30(a)	1,340	1,251,749
Owens Corning
3.50%, 02/15/30	1,090	1,015,178
3.88%, 06/01/30(a)	911	860,944
Vulcan Materials Co., 3.50%, 06/01/30	2,610	2,430,512
		15,450,363
Chemicals — 1.5%
Air Products and Chemicals Inc., 2.05%, 05/15/30	2,968	2,587,457
Celanese U.S. Holdings LLC, 6.55%, 11/15/30	3,465	3,629,309
Dow Chemical Co. (The), 2.10%, 11/15/30(a)	2,955	2,531,415
Ecolab Inc., 4.80%, 03/24/30	2,347	2,358,271
EIDP Inc., 2.30%, 07/15/30(a)	1,618	1,422,887
Linde Inc./CT, 1.10%, 08/10/30	2,385	1,972,489
LYB International Finance III LLC, 2.25%, 10/01/30(a)	1,907	1,637,459
Nutrien Ltd., 2.95%, 05/13/30(a)	1,760	1,598,645
PPG Industries Inc., 2.55%, 06/15/30(a)	720	638,216
Sherwin-Williams Co. (The), 2.30%, 05/15/30	1,830	1,605,071
Westlake Corp., 3.38%, 06/15/30	1,199	1,104,857
		21,086,076
Commercial Services — 1.6%
Automatic Data Processing Inc., 1.25%, 09/01/30(a)	3,227	2,683,789
Block Financial LLC, 3.88%, 08/15/30(a)	2,335	2,181,755
Emory University, Series 2020, 2.14%, 09/01/30	1,378	1,205,397
Equifax Inc., 3.10%, 05/15/30	1,765	1,606,856
Global Payments Inc., 2.90%, 05/15/30	3,490	3,117,698
PayPal Holdings Inc., 2.30%, 06/01/30	3,480	3,067,233
Quanta Services Inc., 2.90%, 10/01/30(a)	3,265	2,935,233
RELX Capital Inc., 3.00%, 05/22/30	2,529	2,309,702
S&P Global Inc., 1.25%, 08/15/30(a)	1,747	1,448,308
Yale University, Series 2020, 1.48%, 04/15/30	1,439	1,227,891
		21,783,862
Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30	2,140	1,868,961
Apple Inc.
1.25%, 08/20/30	4,023	3,381,043
1.65%, 05/11/30	5,682	4,896,700
4.15%, 05/10/30(a)	1,592	1,583,286
Dell International LLC/EMC Corp.
4.35%, 02/01/30	1,395	1,355,393
6.20%, 07/15/30	2,540	2,690,413
HP Inc., 3.40%, 06/17/30	1,645	1,519,875
International Business Machines Corp., 1.95%, 05/15/30	4,653	4,000,855
Leidos Inc., 4.38%, 05/15/30	2,150	2,073,038
NetApp Inc., 2.70%, 06/22/30	2,489	2,205,167
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	1,467	1,289,274
		26,864,005
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30(a)	2,545	2,286,769
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Kenvue Inc., 5.00%, 03/22/30(a)	$3,505	$3,560,723
Procter & Gamble Co. (The)
1.20%, 10/29/30	4,131	3,426,124
3.00%, 03/25/30	4,869	4,524,112
Unilever Capital Corp., 1.38%, 09/14/30	1,725	1,437,780
		15,235,508
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 09/30/30(a)	2,990	3,136,450
Affiliated Managers Group Inc., 3.30%, 06/15/30	1,362	1,238,944
Air Lease Corp.
3.00%, 02/01/30	2,166	1,955,404
3.13%, 12/01/30	2,445	2,187,282
Brookfield Finance Inc., 4.35%, 04/15/30	2,763	2,680,721
Cboe Global Markets Inc., 1.63%, 12/15/30(a)	1,956	1,625,371
Charles Schwab Corp. (The), 4.63%, 03/22/30(a)	1,432	1,433,396
Franklin Resources Inc., 1.60%, 10/30/30	3,069	2,541,212
Intercontinental Exchange Inc., 2.10%, 06/15/30	4,445	3,853,431
Jefferies Financial Group Inc., 4.15%, 01/23/30	3,547	3,391,764
Mastercard Inc., 3.35%, 03/26/30(a)	5,110	4,800,362
Nomura Holdings Inc.
2.68%, 07/16/30(a)	3,357	2,937,446
3.10%, 01/16/30(a)	5,161	4,675,149
Raymond James Financial Inc., 4.65%, 04/01/30(a)	1,596	1,593,731
Stifel Financial Corp., 4.00%, 05/15/30	1,498	1,411,710
Visa Inc., 2.05%, 04/15/30	4,978	4,380,298
		43,842,671
Electric — 6.8%
AEP Texas Inc., Series I, 2.10%, 07/01/30	1,930	1,661,323
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(a)	2,041	1,701,204
Ameren Illinois Co., 1.55%, 11/15/30	1,180	982,281
American Electric Power Co. Inc., 2.30%, 03/01/30	1,416	1,239,121
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	3,704	3,516,136
Black Hills Corp., 2.50%, 06/15/30	1,533	1,337,400
CenterPoint Energy Inc., 2.95%, 03/01/30	1,425	1,285,287
Commonwealth Edison Co., 2.20%, 03/01/30	1,015	892,126
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30	2,005	1,876,728
Consumers Energy Co., 4.70%, 01/15/30	2,305	2,305,308
Dominion Energy Inc., Series C, 3.38%, 04/01/30(a)	5,119	4,739,093
DTE Electric Co., 2.25%, 03/01/30(a)	1,918	1,696,389
DTE Energy Co., 2.95%, 03/01/30	935	843,209
Duke Energy Carolinas LLC, 2.45%, 02/01/30	1,625	1,452,531
Duke Energy Corp., 2.45%, 06/01/30	2,912	2,557,629
Duke Energy Florida LLC, 1.75%, 06/15/30	1,588	1,354,803
Duke Energy Ohio Inc., 2.13%, 06/01/30	1,370	1,190,796
Entergy Corp., 2.80%, 06/15/30	2,067	1,850,098
Entergy Louisiana LLC, 1.60%, 12/15/30(a)	1,043	862,082
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30	1,227	1,067,909
Eversource Energy, Series R, 1.65%, 08/15/30	2,065	1,719,777
Exelon Corp., 4.05%, 04/15/30	4,362	4,181,863
FirstEnergy Corp.
2.65%, 03/01/30(a)	2,156	1,920,238
Series B, 2.25%, 09/01/30	1,536	1,320,197
FirstEnergy Transmission LLC, 4.55%, 01/15/30(b)	1,260	1,234,626
Florida Power & Light Co., 4.63%, 05/15/30(a)	1,714	1,708,660
Interstate Power & Light Co., 2.30%, 06/01/30	1,162	1,010,772
IPALCO Enterprises Inc., 4.25%, 05/01/30	1,735	1,638,297
Schedule of Investments
52

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30	$1,754	$1,552,769
Nevada Power Co., Series DD, 2.40%, 05/01/30	1,343	1,185,990
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	6,736	5,872,775
5.00%, 02/28/30(a)	2,052	2,067,595
NSTAR Electric Co., 3.95%, 04/01/30	1,085	1,045,296
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	1,222	1,085,905
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	994	915,631
3.30%, 03/15/30	794	733,769
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30	2,158	1,947,679
Pacific Gas and Electric Co., 4.55%, 07/01/30(a)	10,257	9,958,547
PacifiCorp, 2.70%, 09/15/30	1,417	1,253,393
PPL Capital Funding Inc., 4.13%, 04/15/30	1,378	1,321,772
Public Service Electric & Gas Co., 2.45%, 01/15/30	989	884,440
Public Service Enterprise Group Inc., 1.60%, 08/15/30(a)	1,777	1,479,639
Puget Energy Inc., 4.10%, 06/15/30	1,775	1,662,224
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	2,747	2,312,892
Southern California Edison Co., 2.25%, 06/01/30	1,910	1,672,268
Southern Co. (The), Series A, 3.70%, 04/30/30	3,460	3,263,248
Tucson Electric Power Co., 1.50%, 08/01/30	810	673,109
Union Electric Co., 2.95%, 03/15/30(a)	1,548	1,413,211
WEC Energy Group Inc., 1.80%, 10/15/30(a)	1,552	1,309,254
Xcel Energy Inc., 3.40%, 06/01/30	2,092	1,927,882
		94,685,171
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,620	1,385,163
Emerson Electric Co., 1.95%, 10/15/30	1,070	921,084
		2,306,247
Electronics — 1.0%
Amphenol Corp., 2.80%, 02/15/30	2,958	2,677,586
Flex Ltd., 4.88%, 05/12/30	2,190	2,142,403
Honeywell International Inc.
1.95%, 06/01/30	3,294	2,866,108
4.70%, 02/01/30	3,360	3,371,087
Jabil Inc., 3.60%, 01/15/30	1,748	1,615,122
Tyco Electronics Group SA, 4.63%, 02/01/30	1,135	1,127,120
		13,799,426
Environmental Control — 0.7%
Republic Services Inc., 2.30%, 03/01/30	1,967	1,740,715
Waste Connections Inc., 2.60%, 02/01/30	2,031	1,829,653
Waste Management Inc.
4.63%, 02/15/30	2,660	2,650,160
4.65%, 03/15/30	3,075	3,064,965
		9,285,493
Food — 2.2%
Campbell Soup Co., 2.38%, 04/24/30(a)	1,855	1,625,213
Conagra Brands Inc., 8.25%, 09/15/30	1,083	1,256,535
General Mills Inc., 2.88%, 04/15/30	2,455	2,217,298
Hershey Co. (The), 1.70%, 06/01/30	1,238	1,062,026
Hormel Foods Corp., 1.80%, 06/11/30	3,578	3,055,498
Ingredion Inc., 2.90%, 06/01/30	1,973	1,779,286
J.M. Smucker Co. (The), 2.38%, 03/15/30	1,615	1,427,478
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.50%, 01/15/30	4,132	4,119,924
Kellanova, 2.10%, 06/01/30	1,852	1,613,934
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	2,505	2,383,306
Security	Par (000)	Value
Food (continued)
Kroger Co. (The), 2.20%, 05/01/30	$1,621	$1,410,422
McCormick & Co. Inc./MD, 2.50%, 04/15/30(a)	1,705	1,510,589
Mondelez International Inc., 2.75%, 04/13/30(a)	2,645	2,388,381
Sysco Corp.
2.40%, 02/15/30	1,720	1,518,675
5.95%, 04/01/30	3,445	3,608,753
		30,977,318
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30(a)	3,213	3,121,885
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	1,627	1,367,666
NiSource Inc., 3.60%, 05/01/30	3,455	3,233,499
ONE Gas Inc., 2.00%, 05/15/30	982	853,209
Southern California Gas Co., Series XX, 2.55%, 02/01/30	2,291	2,055,014
Southwest Gas Corp., 2.20%, 06/15/30(a)	1,400	1,205,227
		8,714,615
Hand & Machine Tools — 0.4%
Regal Rexnord Corp., 6.30%, 02/15/30	3,355	3,470,106
Stanley Black & Decker Inc., 2.30%, 03/15/30(a)	2,480	2,167,149
		5,637,255
Health Care - Products — 1.7%
Abbott Laboratories, 1.40%, 06/30/30(a)	2,295	1,950,056
Agilent Technologies Inc., 2.10%, 06/04/30	1,885	1,625,221
Baxter International Inc., 3.95%, 04/01/30(a)	1,777	1,691,923
Boston Scientific Corp., 2.65%, 06/01/30	4,176	3,744,200
Dentsply Sirona Inc., 3.25%, 06/01/30	2,455	2,195,496
GE HealthCare Technologies Inc., 5.86%, 03/15/30	4,072	4,253,392
Smith & Nephew PLC, 2.03%, 10/14/30	3,265	2,751,019
Stryker Corp., 1.95%, 06/15/30	3,287	2,824,600
Thermo Fisher Scientific Inc., 4.98%, 08/10/30	2,692	2,730,261
		23,766,168
Health Care - Services — 4.1%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	95	83,364
Banner Health, 2.34%, 01/01/30	604	538,898
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	671	567,596
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	1,340	1,260,319
Centene Corp.
3.00%, 10/15/30	7,355	6,369,999
3.38%, 02/15/30	6,580	5,897,288
Cigna Group (The), 2.40%, 03/15/30	4,629	4,078,172
CommonSpirit Health, 2.78%, 10/01/30	1,407	1,250,015
Elevance Health Inc.
2.25%, 05/15/30	3,891	3,387,519
4.75%, 02/15/30	1,770	1,760,654
HCA Inc., 3.50%, 09/01/30	9,068	8,315,867
Humana Inc., 4.88%, 04/01/30(a)	1,696	1,670,997
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	2,370	2,295,892
Quest Diagnostics Inc., 2.95%, 06/30/30	2,609	2,354,254
Stanford Health Care, Series 2020, 3.31%, 08/15/30	847	787,916
Sutter Health, Series 20A, 2.29%, 08/15/30	2,090	1,830,078
UnitedHealth Group Inc.
2.00%, 05/15/30	4,125	3,574,366
4.80%, 01/15/30	4,135	4,150,782
53
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.30%, 02/15/30	$4,155	$4,261,425
Universal Health Services Inc., 2.65%, 10/15/30	2,670	2,306,492
		56,741,893
Holding Companies - Diversified — 0.7%
Ares Strategic Income Fund, 5.60%, 02/15/30(b)	2,470	2,409,821
Blackstone Private Credit Fund, 5.25%, 04/01/30(b)	1,210	1,171,643
Blue Owl Credit Income Corp., 5.80%, 03/15/30(b)	2,825	2,745,053
Carlyle Secured Lending Inc., 6.75%, 02/18/30(a)	930	935,773
North Haven Private Income Fund LLC, 5.75%, 02/01/30(b)	545	529,083
Sixth Street Lending Partners, 5.75%, 01/15/30(b)	1,755	1,710,956
		9,502,329
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30(a)	1,035	982,521
NVR Inc., 3.00%, 05/15/30(a)	3,085	2,793,281
		3,775,802
Household Products & Wares — 0.4%
Avery Dennison Corp., 2.65%, 04/30/30	1,505	1,339,428
Clorox Co. (The), 1.80%, 05/15/30	1,865	1,594,165
Kimberly-Clark Corp., 3.10%, 03/26/30	2,441	2,266,711
		5,200,304
Insurance — 4.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	1,070	1,306,173
Aflac Inc., 3.60%, 04/01/30	3,381	3,196,202
Alleghany Corp., 3.63%, 05/15/30	1,683	1,590,900
Allstate Corp. (The), 1.45%, 12/15/30	2,197	1,793,113
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	828	843,516
American International Group Inc., 3.40%, 06/30/30(a)	1,288	1,193,064
Aon Corp., 2.80%, 05/15/30	3,613	3,236,698
Assurant Inc., 3.70%, 02/22/30	1,325	1,229,478
Athene Holding Ltd., 6.15%, 04/03/30	1,880	1,967,416
AXA SA, 8.60%, 12/15/30	2,583	3,112,367
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	2,438	2,039,047
1.85%, 03/12/30(a)	1,730	1,508,697
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	1,780	1,818,038
Chubb INA Holdings LLC, 1.38%, 09/15/30(a)	3,320	2,766,894
CNA Financial Corp., 2.05%, 08/15/30	1,730	1,473,685
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	2,110	2,063,795
Fidelity National Financial Inc., 3.40%, 06/15/30	2,375	2,154,570
First American Financial Corp., 4.00%, 05/15/30	1,635	1,520,560
Globe Life Inc., 2.15%, 08/15/30	1,484	1,254,513
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30(a)	983	848,937
Kemper Corp., 2.40%, 09/30/30	1,289	1,089,896
Lincoln National Corp., 3.05%, 01/15/30(a)	1,014	921,331
Loews Corp., 3.20%, 05/15/30	1,476	1,357,848
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	2,548	2,212,277
4.65%, 03/15/30	3,625	3,615,559
MetLife Inc., 4.55%, 03/23/30(a)	3,429	3,405,910
Principal Financial Group Inc., 2.13%, 06/15/30	2,239	1,934,440
Progressive Corp. (The), 3.20%, 03/26/30	1,690	1,566,387
Prudential Financial Inc., 2.10%, 03/10/30(a)	1,587	1,401,660
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	3,011	2,780,163
Reinsurance Group of America Inc., 3.15%, 06/15/30	2,210	2,007,733
		59,210,867
Security	Par (000)	Value
Internet — 2.5%
Alphabet Inc., 1.10%, 08/15/30	$7,137	$5,949,014
Amazon.com Inc., 1.50%, 06/03/30	6,183	5,263,075
Baidu Inc.
2.38%, 10/09/30	345	301,181
3.43%, 04/07/30(a)	595	554,540
Booking Holdings Inc., 4.63%, 04/13/30	5,023	5,005,670
eBay Inc., 2.70%, 03/11/30(a)	3,247	2,920,565
Expedia Group Inc., 3.25%, 02/15/30(a)	4,342	4,014,515
JD.com Inc., 3.38%, 01/14/30(a)	1,795	1,679,342
Meta Platforms Inc., 4.80%, 05/15/30	3,435	3,478,241
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	1,309	1,110,875
Uber Technologies Inc., 4.30%, 01/15/30	2,475	2,407,816
Weibo Corp., 3.38%, 07/08/30(a)	2,627	2,358,217
		35,043,051
Iron & Steel — 0.7%
Nucor Corp., 2.70%, 06/01/30	1,767	1,589,628
Reliance Inc., 2.15%, 08/15/30	1,785	1,527,031
Steel Dynamics Inc., 3.45%, 04/15/30	2,178	2,021,618
Vale Overseas Ltd., 3.75%, 07/08/30(a)	4,678	4,355,036
		9,493,313
Lodging — 0.7%
Hyatt Hotels Corp., 5.75%, 04/23/30	1,628	1,669,836
Marriott International Inc./MD
4.80%, 03/15/30(a)	1,755	1,742,413
Series FF, 4.63%, 06/15/30(a)	3,533	3,485,446
Sands China Ltd., 4.38%, 06/18/30(a)	2,476	2,332,244
		9,229,939
Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30	2,821	2,552,718
Deere & Co., 3.10%, 04/15/30	2,358	2,180,802
Flowserve Corp., 3.50%, 10/01/30	1,650	1,506,719
IDEX Corp., 3.00%, 05/01/30	1,830	1,653,169
John Deere Capital Corp.
2.45%, 01/09/30	1,757	1,582,015
4.70%, 06/10/30	3,370	3,375,028
Oshkosh Corp., 3.10%, 03/01/30(a)	1,184	1,076,215
Otis Worldwide Corp., 2.57%, 02/15/30	5,169	4,605,282
		18,531,948
Manufacturing — 0.4%
3M Co., 3.05%, 04/15/30	2,026	1,865,224
Carlisle Companies Inc., 2.75%, 03/01/30(a)	2,542	2,285,969
Textron Inc., 3.00%, 06/01/30	2,330	2,106,718
		6,257,911
Media — 1.8%
Comcast Corp.
2.65%, 02/01/30	5,336	4,811,393
3.40%, 04/01/30	5,309	4,956,250
4.25%, 10/15/30	4,994	4,857,767
Discovery Communications LLC, 3.63%, 05/15/30	3,372	2,986,206
Fox Corp., 3.50%, 04/08/30	1,935	1,799,111
Paramount Global, 7.88%, 07/30/30(a)	1,985	2,138,006
Walt Disney Co. (The), 3.80%, 03/22/30(a)	4,338	4,158,903
		25,707,636
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	2,202	1,998,577
BHP Billiton Finance USA Ltd., 5.25%, 09/08/30(a)	3,015	3,090,355
Freeport-McMoRan Inc.
4.25%, 03/01/30	1,688	1,615,056
Schedule of Investments
54

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.63%, 08/01/30	$2,010	$1,960,254
Newmont Corp., 2.25%, 10/01/30	3,572	3,115,939
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	1,405	1,300,530
		13,080,711
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30	2,110	2,095,268
Oil & Gas — 4.7%
Apache Corp., 4.25%, 01/15/30(a)	1,890	1,778,861
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	3,425	2,904,251
3.63%, 04/06/30(a)	4,180	3,953,124
Canadian Natural Resources Ltd., 2.95%, 07/15/30	1,885	1,685,228
Chevron Corp., 2.24%, 05/11/30	5,316	4,694,870
Devon Energy Corp., 4.50%, 01/15/30	2,052	1,985,855
Diamondback Energy Inc., 5.15%, 01/30/30	3,030	3,045,327
EOG Resources Inc., 4.38%, 04/15/30	2,805	2,753,041
EQT Corp., 7.00%, 02/01/30(a)	2,413	2,580,417
Expand Energy Corp., 5.38%, 03/15/30	1,615	1,587,943
Exxon Mobil Corp.
2.61%, 10/15/30	6,659	5,967,831
3.48%, 03/19/30	6,625	6,275,918
HF Sinclair Corp., 4.50%, 10/01/30(a)	1,115	1,063,440
Occidental Petroleum Corp.
6.63%, 09/01/30	4,847	5,093,166
8.88%, 07/15/30	3,395	3,900,792
Ovintiv Inc., 8.13%, 09/15/30	1,130	1,274,720
Phillips 66, 2.15%, 12/15/30(a)	2,970	2,536,379
Pioneer Natural Resources Co., 1.90%, 08/15/30	3,267	2,784,581
Shell Finance U.S. Inc., 2.75%, 04/06/30	5,360	4,876,829
Tosco Corp., 8.13%, 02/15/30(a)	834	965,479
TotalEnergies Capital International SA, 2.83%, 01/10/30	4,195	3,839,315
		65,547,367
Oil & Gas Services — 0.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30	1,720	1,690,876
Halliburton Co., 2.92%, 03/01/30	3,284	2,976,949
Schlumberger Investment SA, 2.65%, 06/26/30(a)	3,631	3,258,063
		7,925,888
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.63%, 06/19/30	1,755	1,541,870
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(b)	2,335	2,354,489
Sonoco Products Co., 3.13%, 05/01/30	2,170	1,972,830
WestRock MWV LLC, 8.20%, 01/15/30	1,410	1,612,291
		7,481,480
Pharmaceuticals — 5.1%
Astrazeneca Finance LLC, 4.90%, 03/03/30(a)	2,210	2,236,604
AstraZeneca PLC, 1.38%, 08/06/30	4,200	3,510,841
Becton Dickinson & Co., 2.82%, 05/20/30	2,446	2,197,838
Bristol-Myers Squibb Co., 1.45%, 11/13/30(a)	4,255	3,539,067
Cencora Inc., 2.80%, 05/15/30(a)	1,690	1,518,855
CVS Health Corp.
1.75%, 08/21/30	4,195	3,457,742
3.75%, 04/01/30	5,051	4,685,307
5.13%, 02/21/30	4,900	4,866,148
Johnson & Johnson, 1.30%, 09/01/30(a)	5,584	4,705,144
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co. Inc.
1.45%, 06/24/30(a)	$4,162	$3,506,492
4.30%, 05/17/30(a)	2,460	2,426,619
Novartis Capital Corp., 2.20%, 08/14/30(a)	4,930	4,341,227
Pfizer Inc.
1.70%, 05/28/30(a)	3,114	2,668,024
2.63%, 04/01/30	3,943	3,564,839
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30(a)	9,780	9,769,912
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	7,974	6,930,097
Viatris Inc., 2.70%, 06/22/30	4,968	4,311,057
Zoetis Inc., 2.00%, 05/15/30(a)	2,710	2,340,008
		70,575,821
Pipelines — 3.7%
DCP Midstream Operating LP, 8.13%, 08/16/30(a)	1,106	1,265,545
Enbridge Inc., 6.20%, 11/15/30(a)	2,630	2,789,960
Energy Transfer LP
3.75%, 05/15/30	5,022	4,686,159
6.40%, 12/01/30	3,373	3,578,923
Enterprise Products Operating LLC, 2.80%, 01/31/30	4,417	4,009,772
MPLX LP, 2.65%, 08/15/30	4,978	4,379,718
ONEOK Inc.
3.10%, 03/15/30	2,576	2,341,998
3.25%, 06/01/30	1,708	1,559,169
5.80%, 11/01/30	1,669	1,732,306
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	2,532	2,358,623
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	6,745	6,561,893
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	3,225	3,231,140
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,409	4,217,386
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30(a)	2,599	2,373,583
Western Midstream Operating LP, 4.05%, 02/01/30	3,623	3,403,662
Williams Companies Inc. (The), 3.50%, 11/15/30	3,277	3,018,793
		51,508,630
Real Estate Investment Trusts — 5.9%
Agree LP, 2.90%, 10/01/30	1,227	1,085,532
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	1,530	1,502,267
4.90%, 12/15/30(a)	2,527	2,507,888
American Tower Corp.
1.88%, 10/15/30(a)	2,734	2,296,471
2.10%, 06/15/30	2,578	2,213,339
2.90%, 01/15/30(a)	2,610	2,362,868
AvalonBay Communities Inc., 2.30%, 03/01/30	2,099	1,850,786
Boston Properties LP, 2.90%, 03/15/30	2,499	2,204,432
Brixmor Operating Partnership LP, 4.05%, 07/01/30(a)	2,790	2,641,509
Camden Property Trust, 2.80%, 05/15/30	2,429	2,187,551
Crown Castle Inc., 3.30%, 07/01/30	2,413	2,200,018
CubeSmart LP, 3.00%, 02/15/30	1,112	1,004,866
Equinix Inc., 2.15%, 07/15/30	3,852	3,323,428
ERP Operating LP, 2.50%, 02/15/30	1,859	1,656,004
Essex Portfolio LP, 3.00%, 01/15/30	1,672	1,519,695
Extra Space Storage LP
2.20%, 10/15/30	1,390	1,188,241
5.50%, 07/01/30	1,658	1,693,283
Federal Realty OP LP, 3.50%, 06/01/30(a)	1,268	1,164,218
55
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30(a)	$2,396	$2,231,535
Healthcare Realty Holdings LP, 3.10%, 02/15/30	2,276	2,047,995
Healthpeak OP LLC, 3.00%, 01/15/30	2,432	2,218,988
Highwoods Realty LP, 3.05%, 02/15/30	895	786,463
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	2,648	2,396,028
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30	1,620	1,646,193
Kilroy Realty LP, 3.05%, 02/15/30	1,820	1,600,821
Kimco Realty OP LLC, 2.70%, 10/01/30	1,603	1,425,992
Kite Realty Group Trust, 4.75%, 09/15/30(a)	1,295	1,264,648
LXP Industrial Trust, 2.70%, 09/15/30	1,342	1,160,443
Mid-America Apartments LP, 2.75%, 03/15/30	923	831,003
NNN REIT Inc., 2.50%, 04/15/30	1,028	901,365
Piedmont Operating Partnership LP, 3.15%, 08/15/30	1,031	881,709
Prologis LP
1.25%, 10/15/30(a)	2,275	1,870,079
1.75%, 07/01/30	1,183	1,004,031
2.25%, 04/15/30	3,341	2,940,581
Realty Income Corp.
3.40%, 01/15/30(a)	1,675	1,560,352
4.85%, 03/15/30	1,775	1,771,429
Regency Centers LP, 3.70%, 06/15/30	2,125	1,992,818
Rexford Industrial Realty LP, 2.13%, 12/01/30	1,363	1,147,215
Simon Property Group LP, 2.65%, 07/15/30	2,456	2,191,493
Store Capital LLC, 2.75%, 11/18/30	1,155	985,887
UDR Inc., 3.20%, 01/15/30	2,175	2,001,698
Ventas Realty LP
3.00%, 01/15/30	2,152	1,949,303
4.75%, 11/15/30	1,573	1,548,875
VICI Properties LP, 4.95%, 02/15/30(a)	3,285	3,222,910
Welltower OP LLC, 3.10%, 01/15/30	2,457	2,256,673
Weyerhaeuser Co., 4.00%, 04/15/30	2,481	2,375,375
		82,814,298
Retail — 3.7%
AutoNation Inc., 4.75%, 06/01/30(a)	1,863	1,815,740
AutoZone Inc., 4.00%, 04/15/30	2,583	2,473,673
Best Buy Co. Inc., 1.95%, 10/01/30	2,210	1,878,546
Costco Wholesale Corp., 1.60%, 04/20/30(a)	5,519	4,722,718
Dollar General Corp., 3.50%, 04/03/30(a)	3,161	2,911,767
Genuine Parts Co., 1.88%, 11/01/30	1,780	1,485,932
Home Depot Inc. (The), 2.70%, 04/15/30(a)	5,066	4,586,810
Lowe's Companies Inc.
1.70%, 10/15/30	4,230	3,542,145
4.50%, 04/15/30(a)	4,210	4,151,619
McDonald's Corp.
2.13%, 03/01/30	2,529	2,214,447
3.60%, 07/01/30	3,376	3,181,746
O'Reilly Automotive Inc., 4.20%, 04/01/30	1,775	1,714,891
Starbucks Corp.
2.25%, 03/12/30(a)	2,516	2,218,102
2.55%, 11/15/30	4,320	3,799,622
Target Corp.
2.35%, 02/15/30	2,756	2,463,041
2.65%, 09/15/30(a)	1,487	1,338,090
TJX Companies Inc. (The), 3.88%, 04/15/30	1,943	1,869,112
Tractor Supply Co., 1.75%, 11/01/30(a)	2,188	1,829,308
Security	Par (000)	Value
Retail (continued)
Walmart Inc.
4.00%, 04/15/30	$1,555	$1,528,903
7.55%, 02/15/30(a)	1,420	1,633,967
		51,360,179
Semiconductors — 3.2%
Applied Materials Inc., 1.75%, 06/01/30	2,681	2,297,545
Broadcom Inc.
4.15%, 11/15/30	6,285	6,028,578
4.35%, 02/15/30	3,790	3,691,730
5.00%, 04/15/30(a)	2,149	2,165,418
Intel Corp.
3.90%, 03/25/30	5,093	4,778,325
5.13%, 02/10/30	4,195	4,186,816
Lam Research Corp., 1.90%, 06/15/30	2,892	2,489,408
Micron Technology Inc., 4.66%, 02/15/30	3,064	3,005,686
NVIDIA Corp., 2.85%, 04/01/30	4,874	4,492,206
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30	3,317	3,057,701
Qualcomm Inc., 2.15%, 05/20/30	4,002	3,516,753
Texas Instruments Inc., 1.75%, 05/04/30	2,433	2,092,079
Xilinx Inc., 2.38%, 06/01/30	2,794	2,474,229
		44,276,474
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30	1,625	1,548,981
Software — 2.6%
Adobe Inc., 2.30%, 02/01/30(a)	4,201	3,759,790
Autodesk Inc., 2.85%, 01/15/30	1,652	1,503,344
Fiserv Inc.
2.65%, 06/01/30	3,245	2,884,397
4.75%, 03/15/30	3,040	3,021,188
Intuit Inc., 1.65%, 07/15/30	1,765	1,496,308
Microsoft Corp., 1.35%, 09/15/30(a)	1,424	1,209,675
Oracle Corp.
2.95%, 04/01/30(a)	10,725	9,732,988
3.25%, 05/15/30(a)	1,698	1,565,863
4.65%, 05/06/30	2,585	2,563,432
Roper Technologies Inc., 2.00%, 06/30/30	2,245	1,920,456
ServiceNow Inc., 1.40%, 09/01/30	4,810	4,017,399
VMware LLC, 4.70%, 05/15/30	2,731	2,682,075
		36,356,915
Telecommunications — 6.2%
America Movil SAB de CV, 2.88%, 05/07/30(a)	3,509	3,149,908
AT&T Inc., 4.30%, 02/15/30	10,650	10,365,651
British Telecommunications PLC, 9.63%, 12/15/30	8,795	10,810,902
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	11,738	13,807,957
Juniper Networks Inc., 2.00%, 12/10/30	1,472	1,225,795
Koninklijke KPN NV, 8.38%, 10/01/30(a)	2,087	2,440,465
Motorola Solutions Inc., 2.30%, 11/15/30(a)	3,093	2,658,635
Telefonica Europe BV, 8.25%, 09/15/30	4,340	4,995,652
T-Mobile USA Inc., 3.88%, 04/15/30	23,163	22,003,134
Verizon Communications Inc.
1.50%, 09/18/30	3,466	2,884,990
1.68%, 10/30/30	3,686	3,063,423
3.15%, 03/22/30	5,086	4,669,883
7.75%, 12/01/30(a)	1,910	2,195,553
Vodafone Group PLC, 7.88%, 02/15/30	1,603	1,829,584
		86,101,532
Schedule of Investments
56

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30(a)	$1,749	$1,524,493
CSX Corp., 2.40%, 02/15/30	1,356	1,208,891
FedEx Corp., 4.25%, 05/15/30(a)	2,557	2,487,179
Norfolk Southern Corp., 5.05%, 08/01/30	2,105	2,134,549
Union Pacific Corp., 2.40%, 02/05/30	2,607	2,331,398
United Parcel Service Inc., 4.45%, 04/01/30(a)	2,588	2,569,357
		12,255,867
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30	1,643	1,554,620
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30(a)	1,669	1,505,702
Essential Utilities Inc., 2.70%, 04/15/30	1,643	1,467,024
		2,972,726
Total Long-Term Investments — 98.9% (Cost: $1,382,836,455)		1,380,464,582
	Shares
Short-Term Securities
Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	94,005,803	94,071,608
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	4,210,000	$4,210,000
Total Short-Term Securities — 7.1% (Cost: $98,245,160)		98,281,608
Total Investments — 106.0% (Cost: $1,481,081,615)		1,478,746,190
Liabilities in Excess of Other Assets — (6.0)%		(83,201,720)
Net Assets — 100.0%		$1,395,544,470

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,928,838	$64,127,335 (a)	$—	$(9,835)	$25,270	$94,071,608	94,005,803	$163,630 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	2,500,000 (a)	—	—	—	4,210,000	4,210,000	132,099	—
				$(9,835)	$25,270	$98,281,608		$295,729	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

57
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,380,464,582	$—	$1,380,464,582
Short-Term Securities
Money Market Funds	98,281,608	—	—	98,281,608
	$98,281,608	$1,380,464,582	$—	$1,478,746,190
See notes to financial statements.
Schedule of Investments
58

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31	$1,836	$1,565,017
Omnicom Group Inc., 2.60%, 08/01/31(a)	3,047	2,628,041
		4,193,058
Aerospace & Defense — 2.0%
Boeing Co. (The)
3.63%, 02/01/31	5,252	4,741,305
6.39%, 05/01/31(b)	3,740	3,912,352
General Dynamics Corp., 2.25%, 06/01/31(a)	1,936	1,680,603
Howmet Aerospace Inc., 4.85%, 10/15/31(a)	785	778,338
L3Harris Technologies Inc.
1.80%, 01/15/31(a)	2,755	2,293,846
5.25%, 06/01/31	2,435	2,468,132
RTX Corp.
1.90%, 09/01/31	4,045	3,343,988
6.00%, 03/15/31	4,040	4,277,907
		23,496,471
Agriculture — 1.6%
BAT Capital Corp.
2.73%, 03/25/31	4,740	4,129,908
5.83%, 02/20/31	3,270	3,372,116
Bunge Ltd. Finance Corp., 2.75%, 05/14/31(a)	4,065	3,562,866
Philip Morris International Inc.
4.75%, 11/01/31	2,150	2,114,829
5.13%, 02/13/31	4,820	4,865,037
		18,044,756
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	1,602	1,532,267
Auto Manufacturers — 4.5%
American Honda Finance Corp.
1.80%, 01/13/31(a)	2,229	1,863,696
4.85%, 10/23/31	2,425	2,395,136
5.05%, 07/10/31(a)	2,925	2,935,827
Ford Motor Co., 7.45%, 07/16/31(a)	4,095	4,434,268
Ford Motor Credit Co. LLC
3.63%, 06/17/31	3,815	3,318,543
6.05%, 03/05/31(a)	3,810	3,833,309
6.05%, 11/05/31	1,400	1,400,000
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	3,750	3,158,081
2.70%, 06/10/31(a)	3,793	3,221,692
5.60%, 06/18/31(a)	3,800	3,830,036
5.75%, 02/08/31	3,732	3,801,305
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	5,655	6,694,746
Toyota Motor Corp., 2.36%, 03/25/31(a)	1,739	1,523,760
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	2,165	1,802,272
1.90%, 09/12/31	2,063	1,719,363
4.60%, 10/10/31	2,595	2,547,439
5.10%, 03/21/31(a)	3,120	3,163,672
		51,643,145
Banks — 3.7%
Banco Santander SA
2.96%, 03/25/31(a)	2,835	2,497,392
5.44%, 07/15/31	5,670	5,760,049
Bank of Montreal, 5.51%, 06/04/31(a)	3,165	3,239,812
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31(a)	$1,966	$1,645,842
1.80%, 07/28/31(a)	1,892	1,576,789
Bank of Nova Scotia (The), 2.15%, 08/01/31	2,716	2,281,888
Mizuho Financial Group Inc., 2.56%, 09/13/31	3,831	3,226,511
Royal Bank of Canada, 2.30%, 11/03/31	5,848	4,979,744
State Street Corp., 2.20%, 03/03/31(a)	3,127	2,684,612
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	1,860	1,538,463
2.22%, 09/17/31(a)	3,775	3,163,874
5.42%, 07/09/31	3,380	3,450,218
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	3,651	3,050,325
Westpac Banking Corp., 2.15%, 06/03/31	3,852	3,310,517
		42,406,036
Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31(a)	2,847	2,877,171
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	4,855	3,998,892
2.00%, 03/05/31(a)	2,917	2,507,179
Constellation Brands Inc., 2.25%, 08/01/31	3,815	3,213,184
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	1,892	1,616,179
Series 10, 5.20%, 03/15/31	2,055	2,084,686
PepsiCo Inc.
1.40%, 02/25/31(a)	3,052	2,514,758
1.95%, 10/21/31(a)	4,765	4,002,976
		22,815,025
Biotechnology — 0.7%
Amgen Inc., 2.30%, 02/25/31(a)	4,858	4,185,363
Illumina Inc., 2.55%, 03/23/31(a)	2,123	1,813,554
Royalty Pharma PLC, 2.15%, 09/02/31(a)	2,244	1,859,761
		7,858,678
Building Materials — 1.1%
Carrier Global Corp., 2.70%, 02/15/31	3,328	2,918,645
Eagle Materials Inc., 2.50%, 07/01/31	3,130	2,704,546
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31	1,820	1,523,246
Martin Marietta Materials Inc., 2.40%, 07/15/31	3,866	3,306,481
Masco Corp., 2.00%, 02/15/31(a)	2,688	2,263,739
		12,716,657
Chemicals — 0.7%
Air Products and Chemicals Inc., 4.75%, 02/08/31(a)	2,468	2,471,832
Ecolab Inc., 1.30%, 01/30/31	2,266	1,852,121
Huntsman International LLC, 2.95%, 06/15/31	1,740	1,470,701
NewMarket Corp., 2.70%, 03/18/31	1,651	1,421,561
Sherwin-Williams Co. (The), 4.80%, 09/01/31	820	812,803
		8,029,018
Commercial Services — 0.8%
Equifax Inc., 2.35%, 09/15/31(a)	3,840	3,231,155
Global Payments Inc., 2.90%, 11/15/31	3,107	2,681,451
GXO Logistics Inc., 2.65%, 07/15/31(a)	1,718	1,473,422
Moody's Corp., 2.00%, 08/19/31(a)	2,690	2,255,093
		9,641,121
Computers — 2.7%
Accenture Capital Inc., 4.25%, 10/04/31	4,270	4,137,667
Apple Inc.
1.65%, 02/08/31	8,673	7,363,847
59
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
1.70%, 08/05/31(a)	$3,527	$2,967,371
CGI Inc., 2.30%, 09/14/31	1,586	1,325,929
Fortinet Inc., 2.20%, 03/15/31(a)	2,083	1,771,357
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	3,580	3,509,279
HP Inc., 2.65%, 06/17/31	4,114	3,550,193
IBM International Capital Pte Ltd., 4.75%, 02/05/31(a)	2,180	2,177,918
Kyndryl Holdings Inc., 3.15%, 10/15/31	2,713	2,320,777
Leidos Inc., 2.30%, 02/15/31	1,998	1,702,631
		30,826,969
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31	2,570	2,153,910
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	2,900	2,513,149
Unilever Capital Corp., 1.75%, 08/12/31(a)	3,400	2,836,632
		7,503,691
Diversified Financial Services — 4.4%
Air Lease Corp., 5.20%, 07/15/31	2,340	2,329,314
Ally Financial Inc.
8.00%, 11/01/31	7,572	8,423,708
8.00%, 11/01/31(a)	1,970	2,194,238
Blue Owl Finance LLC, 3.13%, 06/10/31	50	42,783
Brookfield Finance Inc., 2.72%, 04/15/31	2,340	2,045,312
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	2,994	2,477,665
1.95%, 12/01/31	3,408	2,805,953
2.30%, 05/13/31(a)	3,065	2,633,121
Intercontinental Exchange Inc., 5.25%, 06/15/31	3,365	3,433,106
Jefferies Financial Group Inc., 2.63%, 10/15/31	4,118	3,488,893
Lazard Group LLC, 6.00%, 03/15/31(a)	1,875	1,951,540
Mastercard Inc.
1.90%, 03/15/31	2,318	1,980,912
2.00%, 11/18/31	3,067	2,580,231
Nasdaq Inc., 1.65%, 01/15/31(a)	2,767	2,301,490
Nomura Holdings Inc., 2.61%, 07/14/31	4,140	3,514,924
ORIX Corp., 2.25%, 03/09/31	1,807	1,524,472
Synchrony Financial, 2.88%, 10/28/31	2,919	2,433,761
Visa Inc., 1.10%, 02/15/31(a)	3,704	3,024,426
Western Union Co. (The), 2.75%, 03/15/31(a)	1,379	1,178,290
		50,364,139
Electric — 8.2%
AES Corp. (The), 2.45%, 01/15/31(a)	3,929	3,307,440
Ameren Corp., 3.50%, 01/15/31(a)	3,025	2,791,909
Appalachian Power Co., Series AA, 2.70%, 04/01/31	1,887	1,643,957
Arizona Public Service Co., 2.20%, 12/15/31	1,770	1,463,951
Atlantic City Electric Co., 2.30%, 03/15/31	1,438	1,233,469
Baltimore Gas & Electric Co., 2.25%, 06/15/31	2,312	1,980,085
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	1,869	1,543,216
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31	1,703	1,463,687
CenterPoint Energy Inc., 2.65%, 06/01/31	1,774	1,537,607
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31	1,539	1,295,180
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31(a)	3,579	3,108,046
Dominion Energy Inc., Series C, 2.25%, 08/15/31	3,312	2,787,312
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31(a)	1,454	1,223,691
DTE Electric Co., Series C, 2.63%, 03/01/31(a)	2,390	2,115,051
Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas LLC, 2.55%, 04/15/31	$2,097	$1,830,355
Duke Energy Corp., 2.55%, 06/15/31	3,791	3,258,907
Duke Energy Florida LLC, 2.40%, 12/15/31	2,461	2,093,755
Duke Energy Progress LLC, 2.00%, 08/15/31(a)	2,423	2,030,195
Emera U.S. Finance LP, 2.64%, 06/15/31	1,797	1,525,844
Entergy Corp., 2.40%, 06/15/31	2,533	2,154,875
Entergy Louisiana LLC, 3.05%, 06/01/31(a)	1,317	1,183,181
Entergy Texas Inc., 1.75%, 03/15/31	2,361	1,961,120
Eversource Energy
2.55%, 03/15/31	1,376	1,187,016
5.85%, 04/15/31	2,815	2,915,906
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	1,469	1,188,914
1.65%, 06/15/31	1,150	940,127
5.00%, 02/07/31(a)	2,000	2,026,075
Northern States Power Co./MN, 2.25%, 04/01/31	1,355	1,165,618
NSTAR Electric Co., 1.95%, 08/15/31	884	741,155
Ohio Power Co., Series Q, 1.63%, 01/15/31(a)	1,795	1,476,271
Pacific Gas and Electric Co.
2.50%, 02/01/31	7,606	6,523,549
3.25%, 06/01/31	3,815	3,402,878
PacifiCorp
5.30%, 02/15/31(a)	2,870	2,909,396
7.70%, 11/15/31(a)	1,081	1,241,035
Progress Energy Inc.
7.00%, 10/30/31(a)	1,507	1,675,995
7.75%, 03/01/31	2,482	2,836,409
Public Service Co. of Colorado
1.88%, 06/15/31(a)	3,143	2,619,054
Series 35, 1.90%, 01/15/31(a)	1,430	1,207,811
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31(a)	1,276	1,082,948
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	1,594	1,326,280
Public Service Electric & Gas Co., 1.90%, 08/15/31	1,815	1,507,831
Public Service Enterprise Group Inc., 2.45%, 11/15/31	2,934	2,498,400
Southern California Edison Co.
5.45%, 06/01/31	3,095	3,170,473
Series G, 2.50%, 06/01/31	1,648	1,432,541
Tampa Electric Co., 2.40%, 03/15/31(a)	1,445	1,239,479
Virginia Electric & Power Co., 2.30%, 11/15/31	1,827	1,545,538
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,270	1,044,201
Xcel Energy Inc., 2.35%, 11/15/31	1,148	954,824
		93,392,557
Electronics — 1.6%
Amphenol Corp., 2.20%, 09/15/31	3,336	2,807,432
Avnet Inc., 3.00%, 05/15/31	1,392	1,194,969
Honeywell International Inc.
1.75%, 09/01/31(a)	5,521	4,579,337
4.95%, 09/01/31	2,125	2,159,718
Hubbell Inc., 2.30%, 03/15/31(a)	1,147	980,941
Jabil Inc., 3.00%, 01/15/31	2,487	2,191,107
TD SYNNEX Corp., 2.65%, 08/09/31	2,100	1,765,049
Vontier Corp., 2.95%, 04/01/31	2,480	2,129,428
		17,807,981
Environmental Control — 0.7%
Republic Services Inc., 1.45%, 02/15/31(a)	2,455	2,008,099
Schedule of Investments
60

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Waste Management Inc.
1.50%, 03/15/31(a)	$4,033	$3,327,920
4.95%, 07/03/31	2,175	2,194,954
		7,530,973
Food — 2.3%
Flowers Foods Inc., 2.40%, 03/15/31	1,979	1,687,368
General Mills Inc., 2.25%, 10/14/31(a)	1,896	1,601,949
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, 12/01/31	2,029	1,812,001
Kellanova, Series B, 7.45%, 04/01/31	2,568	2,902,656
Kraft Heinz Foods Co., 4.25%, 03/01/31(a)	1,599	1,549,882
Kroger Co. (The)
1.70%, 01/15/31(a)	2,075	1,719,113
4.90%, 09/15/31	4,710	4,698,457
7.50%, 04/01/31(a)	1,526	1,735,841
McCormick & Co. Inc./MD, 1.85%, 02/15/31(a)	2,004	1,674,762
Mondelez International Inc., 1.50%, 02/04/31(a)	1,894	1,561,980
Pilgrim's Pride Corp., 4.25%, 04/15/31	3,723	3,457,981
Sysco Corp., 2.45%, 12/14/31	1,789	1,519,749
		25,921,739
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31(a)	1,626	1,993,337
Suzano Austria GmbH, 3.75%, 01/15/31	4,676	4,168,698
		6,162,035
Gas — 0.8%
Atmos Energy Corp., 1.50%, 01/15/31(a)	2,316	1,919,331
National Fuel Gas Co., 2.95%, 03/01/31	2,019	1,747,463
NiSource Inc., 1.70%, 02/15/31	2,884	2,379,336
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	1,295	1,113,658
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31(a)	2,034	1,683,573
		8,843,361
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31	1,077	934,172
Health Care - Products — 1.8%
Agilent Technologies Inc., 2.30%, 03/12/31(a)	3,512	3,011,981
Baxter International Inc., 1.73%, 04/01/31(a)	2,720	2,230,067
Revvity Inc.
2.25%, 09/15/31	1,852	1,537,321
2.55%, 03/15/31	1,530	1,304,148
Solventum Corp., 5.45%, 03/13/31(b)	3,690	3,720,181
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31(a)	2,788	2,418,123
Thermo Fisher Scientific Inc., 2.00%, 10/15/31(a)	4,855	4,090,606
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	2,972	2,548,964
		20,861,391
Health Care - Services — 5.0%
Banner Health, 1.90%, 01/01/31(a)	1,375	1,167,828
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31(a)	1,112	937,611
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,389	1,185,536
Centene Corp.
2.50%, 03/01/31	8,204	6,861,902
2.63%, 08/01/31	4,770	3,967,930
Cigna Group (The)
2.38%, 03/15/31	5,763	4,926,207
5.13%, 05/15/31(a)	2,955	2,969,842
CommonSpirit Health, 5.21%, 12/01/31(a)	2,295	2,308,001
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
2.55%, 03/15/31	$3,741	$3,240,836
4.95%, 11/01/31	3,900	3,872,046
HCA Inc.
2.38%, 07/15/31	3,480	2,924,115
5.45%, 04/01/31	6,015	6,081,543
Humana Inc., 5.38%, 04/15/31	4,139	4,140,710
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	1,966	1,708,138
OhioHealth Corp., 2.30%, 11/15/31	1,134	950,624
Quest Diagnostics Inc., 2.80%, 06/30/31	2,183	1,915,250
UnitedHealth Group Inc.
2.30%, 05/15/31	5,488	4,726,329
4.90%, 04/15/31	3,625	3,643,764
		57,528,212
Holding Companies - Diversified — 0.8%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)(b)	2,090	2,117,586
Ares Capital Corp., 3.20%, 11/15/31	2,833	2,407,075
Blackstone Private Credit Fund, 6.25%, 01/25/31(a)(b)	1,785	1,804,440
Blue Owl Credit Income Corp., 6.65%, 03/15/31	2,895	2,913,967
		9,243,068
Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31	1,238	1,084,478
Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31	1,400	1,167,737
Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.30%, 12/15/31	1,548	1,309,582
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	2,228	1,889,628
		3,199,210
Insurance — 2.9%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	1,637	1,367,226
2.60%, 12/02/31	1,942	1,667,813
Aon North America Inc., 5.30%, 03/01/31	2,345	2,387,219
Arthur J Gallagher & Co., 2.40%, 11/09/31	1,683	1,416,424
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	2,169	1,927,645
Athene Holding Ltd., 3.50%, 01/15/31	2,204	2,000,536
Brown & Brown Inc., 2.38%, 03/15/31	2,885	2,449,071
Enstar Group Ltd., 3.10%, 09/01/31	2,067	1,748,616
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	2,369	2,124,923
Fidelity National Financial Inc., 2.45%, 03/15/31	2,502	2,136,696
First American Financial Corp., 2.40%, 08/15/31	2,296	1,877,913
Jackson Financial Inc., 3.13%, 11/23/31(a)	2,101	1,798,928
Lincoln National Corp., 3.40%, 01/15/31	1,267	1,146,595
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	1,528	1,304,074
4.85%, 11/15/31	4,075	4,064,543
Primerica Inc., 2.80%, 11/19/31	2,454	2,086,456
Stewart Information Services Corp., 3.60%, 11/15/31	1,693	1,460,231
		32,964,909
Internet — 2.2%
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	4,800	4,103,608
Amazon.com Inc., 2.10%, 05/12/31	10,800	9,282,180
Baidu Inc., 2.38%, 08/23/31(a)	1,115	955,483
eBay Inc., 2.60%, 05/10/31(a)	3,119	2,713,114
Expedia Group Inc., 2.95%, 03/15/31	1,911	1,700,163
61
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Meta Platforms Inc., 4.55%, 08/15/31	$3,770	$3,741,136
VeriSign Inc., 2.70%, 06/15/31	3,144	2,692,252
		25,187,936
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31	2,078	1,894,970
Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31(a)	2,316	1,905,946
Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 01/15/31	1,980	1,785,836
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31	4,099	3,603,882
Sands China Ltd., 3.25%, 08/08/31(a)	2,420	2,095,868
		7,485,586
Machinery — 1.7%
Caterpillar Inc., 1.90%, 03/12/31(a)	1,532	1,316,625
Deere & Co., 7.13%, 03/03/31	755	859,318
IDEX Corp., 2.63%, 06/15/31	2,248	1,942,966
Ingersoll Rand Inc., 5.31%, 06/15/31	1,345	1,370,706
John Deere Capital Corp.
1.45%, 01/15/31(a)	2,333	1,943,233
2.00%, 06/17/31	2,192	1,859,047
4.40%, 09/08/31(a)	3,565	3,480,161
4.90%, 03/07/31	2,955	2,971,657
nVent Finance SARL, 2.75%, 11/15/31	965	817,621
Rockwell Automation Inc., 1.75%, 08/15/31	1,665	1,377,694
Xylem Inc./New York, 2.25%, 01/30/31(a)	1,992	1,721,092
		19,660,120
Manufacturing — 0.5%
Teledyne Technologies Inc., 2.75%, 04/01/31	4,379	3,868,837
Textron Inc., 2.45%, 03/15/31	2,263	1,927,524
		5,796,361
Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31(a)	6,285	5,282,878
Comcast Corp.
1.50%, 02/15/31	6,883	5,644,777
1.95%, 01/15/31	5,958	5,040,481
Paramount Global, 4.95%, 01/15/31(a)	3,826	3,553,077
Walt Disney Co. (The), 2.65%, 01/13/31(a)	9,828	8,735,898
		28,257,111
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	1,497	1,682,438
Yamana Gold Inc., 2.63%, 08/15/31	1,965	1,669,840
		3,352,278
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	3,759	3,368,286
Oil & Gas — 3.4%
Burlington Resources LLC
7.20%, 08/15/31(a)	1,662	1,873,162
7.40%, 12/01/31	1,468	1,670,530
Conoco Funding Co., 7.25%, 10/15/31	1,503	1,697,433
Devon Energy Corp., 7.88%, 09/30/31	2,575	2,928,559
Diamondback Energy Inc., 3.13%, 03/24/31	3,303	2,942,201
Helmerich & Payne Inc., 2.90%, 09/29/31	2,303	1,932,482
Hess Corp., 7.30%, 08/15/31	2,564	2,869,567
Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp.
6.13%, 01/01/31	$4,502	$4,638,820
7.50%, 05/01/31(a)	3,220	3,563,508
7.88%, 09/15/31	1,981	2,220,263
Ovintiv Inc.
7.20%, 11/01/31	1,410	1,531,755
7.38%, 11/01/31	1,964	2,153,929
Phillips 66 Co., 5.25%, 06/15/31	4,480	4,518,913
Pioneer Natural Resources Co., 2.15%, 01/15/31	3,654	3,132,649
Valero Energy Corp., 2.80%, 12/01/31	2,016	1,733,785
		39,407,556
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc., 2.69%, 05/25/31(a)	3,415	2,956,635
Berry Global Inc., 5.80%, 06/15/31(b)	2,800	2,829,611
WestRock MWV LLC, 7.95%, 02/15/31	1,163	1,330,753
		7,116,999
Pharmaceuticals — 5.1%
AbbVie Inc., 4.95%, 03/15/31	7,060	7,129,068
Astrazeneca Finance LLC
2.25%, 05/28/31	2,810	2,423,854
4.90%, 02/26/31	3,810	3,847,247
Becton Dickinson & Co., 1.96%, 02/11/31	3,936	3,302,174
Bristol-Myers Squibb Co.
5.10%, 02/22/31	4,495	4,572,924
5.75%, 02/01/31	3,514	3,689,757
Cencora Inc., 2.70%, 03/15/31	4,087	3,574,121
CVS Health Corp.
1.88%, 02/28/31	4,649	3,777,292
2.13%, 09/15/31	3,948	3,198,527
5.25%, 01/30/31(a)	2,750	2,728,898
5.55%, 06/01/31	3,700	3,729,720
Johnson & Johnson, 4.90%, 06/01/31(a)	3,830	3,893,564
Merck & Co. Inc., 2.15%, 12/10/31	7,419	6,294,469
Novartis Capital Corp., 4.00%, 09/18/31	3,015	2,893,857
Pfizer Inc., 1.75%, 08/18/31(a)	4,173	3,471,337
		58,526,809
Pipelines — 2.5%
Boardwalk Pipelines LP, 3.40%, 02/15/31	1,879	1,688,986
Cheniere Energy Partners LP, 4.00%, 03/01/31	6,004	5,553,170
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	1,127	1,246,777
Kinder Morgan Inc.
2.00%, 02/15/31(a)	2,980	2,509,521
7.80%, 08/01/31	2,042	2,329,847
ONEOK Inc.
4.75%, 10/15/31(a)	2,940	2,872,692
6.35%, 01/15/31(a)	2,501	2,650,349
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	3,756	3,649,684
Williams Companies Inc. (The)
2.60%, 03/15/31	5,661	4,902,088
Series A, 7.50%, 01/15/31	1,290	1,435,149
		28,838,263
Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31(a)	2,154	1,849,117
Real Estate Investment Trusts — 9.4%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31	2,947	2,672,897
Schedule of Investments
62

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Assets Trust LP, 3.38%, 02/01/31(a)	$1,956	$1,692,473
American Homes 4 Rent LP, 2.38%, 07/15/31	1,636	1,377,192
American Tower Corp.
2.30%, 09/15/31	2,890	2,422,001
2.70%, 04/15/31	2,880	2,505,569
AvalonBay Communities Inc., 2.45%, 01/15/31	2,176	1,901,700
Boston Properties LP, 3.25%, 01/30/31(a)	4,674	4,117,156
Brixmor Operating Partnership LP, 2.50%, 08/16/31	1,912	1,617,748
Broadstone Net Lease LLC, 2.60%, 09/15/31(a)	1,350	1,120,322
COPT Defense Properties LP, 2.75%, 04/15/31	2,515	2,148,150
Crown Castle Inc.
2.10%, 04/01/31	3,880	3,230,534
2.25%, 01/15/31	4,332	3,661,948
2.50%, 07/15/31	2,972	2,515,474
CubeSmart LP, 2.00%, 02/15/31	1,440	1,201,010
DOC DR LLC, 2.63%, 11/01/31	1,806	1,547,234
EPR Properties, 3.60%, 11/15/31	1,176	1,033,405
Equinix Inc., 2.50%, 05/15/31	3,945	3,397,043
ERP Operating LP, 1.85%, 08/01/31	1,928	1,600,691
Essential Properties LP, 2.95%, 07/15/31	1,757	1,494,267
Essex Portfolio LP
1.65%, 01/15/31(a)	1,137	929,446
2.55%, 06/15/31	1,130	966,466
Extra Space Storage LP
2.40%, 10/15/31	2,287	1,913,202
2.55%, 06/01/31	1,793	1,527,810
5.90%, 01/15/31	2,310	2,393,521
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31	2,796	2,565,248
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	3,097	2,543,292
Healthpeak OP LLC, 2.88%, 01/15/31(a)	2,388	2,130,403
Highwoods Realty LP, 2.60%, 02/01/31	1,111	927,110
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	1,894	1,614,074
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	2,775	2,273,714
Kimco Realty OP LLC, 2.25%, 12/01/31	1,742	1,457,819
Kite Realty Group LP, 4.95%, 12/15/31	640	627,882
LXP Industrial Trust, 2.38%, 10/01/31	1,535	1,248,489
Mid-America Apartments LP, 1.70%, 02/15/31	1,933	1,605,970
National Health Investors Inc., 3.00%, 02/01/31	1,731	1,485,301
Omega Healthcare Investors Inc., 3.38%, 02/01/31	2,808	2,498,532
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	1,370	1,149,534
Prologis LP
1.63%, 03/15/31	1,530	1,256,403
1.75%, 02/01/31	1,806	1,512,485
Public Storage Operating Co.
2.25%, 11/09/31	2,183	1,848,770
2.30%, 05/01/31	2,467	2,133,351
Rayonier LP, 2.75%, 05/17/31	1,727	1,482,030
Realty Income Corp.
3.20%, 02/15/31	1,780	1,609,429
3.25%, 01/15/31	3,715	3,383,896
Rexford Industrial Realty LP, 2.15%, 09/01/31	1,587	1,309,936
Sabra Health Care LP, 3.20%, 12/01/31(a)	3,126	2,696,026
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	1,375	1,179,099
Simon Property Group LP, 2.20%, 02/01/31(a)	2,945	2,523,334
Store Capital LLC, 2.70%, 12/01/31	1,543	1,270,774
Sun Communities Operating LP, 2.70%, 07/15/31	2,678	2,278,855
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Tanger Properties LP, 2.75%, 09/01/31	$1,762	$1,482,208
UDR Inc., 3.00%, 08/15/31(a)	2,461	2,183,264
Ventas Realty LP, 2.50%, 09/01/31	2,060	1,749,212
Welltower OP LLC
2.75%, 01/15/31	2,341	2,069,570
2.80%, 06/01/31	2,715	2,391,464
WP Carey Inc., 2.40%, 02/01/31	2,010	1,716,960
		107,191,693
Retail — 2.6%
AutoNation Inc., 2.40%, 08/01/31	1,805	1,493,161
AutoZone Inc., 1.65%, 01/15/31	2,474	2,044,426
Dollar Tree Inc., 2.65%, 12/01/31	3,104	2,597,269
Home Depot Inc. (The)
1.38%, 03/15/31	4,714	3,853,450
1.88%, 09/15/31(a)	3,789	3,163,410
4.85%, 06/25/31(a)	3,795	3,813,750
Lowe's Companies Inc., 2.63%, 04/01/31(a)	5,776	5,060,253
O'Reilly Automotive Inc., 1.75%, 03/15/31	2,258	1,864,317
Ross Stores Inc., 1.88%, 04/15/31	2,167	1,807,001
Starbucks Corp., 4.90%, 02/15/31(a)	1,984	1,994,271
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	2,220	1,833,626
		29,524,934
Semiconductors — 4.0%
Analog Devices Inc., 2.10%, 10/01/31	3,941	3,335,288
Broadcom Inc.
2.45%, 02/15/31(b)	10,377	8,958,287
5.15%, 11/15/31	5,749	5,787,865
Intel Corp.
2.00%, 08/12/31	4,911	3,986,174
5.00%, 02/21/31	2,050	2,028,341
Marvell Technology Inc., 2.95%, 04/15/31	3,248	2,868,763
Micron Technology Inc., 5.30%, 01/15/31	4,120	4,147,317
NVIDIA Corp., 2.00%, 06/15/31	4,352	3,734,673
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31	3,750	3,203,152
Skyworks Solutions Inc., 3.00%, 06/01/31	2,160	1,860,686
Texas Instruments Inc., 1.90%, 09/15/31	2,041	1,724,801
TSMC Arizona Corp., 2.50%, 10/25/31	4,655	4,032,136
		45,667,483
Software — 3.3%
Autodesk Inc., 2.40%, 12/15/31	3,900	3,314,819
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	4,086	3,526,482
Electronic Arts Inc., 1.85%, 02/15/31	2,909	2,439,564
Fidelity National Information Services Inc., 2.25%, 03/01/31(a)	2,650	2,272,750
Fiserv Inc., 5.35%, 03/15/31	2,065	2,109,235
Oracle Corp., 2.88%, 03/25/31(a)	12,386	10,974,359
Roper Technologies Inc., 1.75%, 02/15/31	3,958	3,270,990
Salesforce Inc., 1.95%, 07/15/31	5,770	4,881,813
VMware LLC, 2.20%, 08/15/31	5,931	4,943,278
		37,733,290
Telecommunications — 6.7%
AT&T Inc., 2.75%, 06/01/31	11,914	10,466,567
Cisco Systems Inc., 4.95%, 02/26/31	9,080	9,200,262
Motorola Solutions Inc., 2.75%, 05/24/31	3,371	2,945,314
Orange SA, 9.00%, 03/01/31	9,033	10,919,022
T-Mobile USA Inc.
2.25%, 11/15/31	3,940	3,306,049
2.55%, 02/15/31	9,499	8,258,258
63
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.88%, 02/15/31	$3,787	$3,354,463
3.50%, 04/15/31	9,241	8,479,043
Verizon Communications Inc.
1.75%, 01/20/31	8,734	7,243,611
2.55%, 03/21/31	14,092	12,231,899
		76,404,488
Transportation — 1.7%
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	5,008	4,315,969
7.13%, 10/15/31	1,073	1,209,144
FedEx Corp., 2.40%, 05/15/31(a)	4,066	3,501,420
Norfolk Southern Corp., 2.30%, 05/15/31(a)	1,972	1,698,009
Union Pacific Corp., 2.38%, 05/20/31(a)	3,877	3,379,654
Walmart Inc., 1.80%, 09/22/31	6,644	5,610,687
		19,714,883
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31	1,869	1,528,471
Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31	2,040	1,748,229
Essential Utilities Inc., 2.40%, 05/01/31	1,463	1,262,055
		3,010,284
Total Long-Term Investments — 99.0% (Cost: $1,119,188,303)		1,131,135,718
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	111,951,920	$112,030,287
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	620,000	620,000
Total Short-Term Securities — 9.8% (Cost: $112,618,803)		112,650,287
Total Investments — 108.8% (Cost: $1,231,807,106)		1,243,786,005
Liabilities in Excess of Other Assets — (8.8)%		(100,811,394)
Net Assets — 100.0%		$1,142,974,611

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,247,597	$79,770,501 (a)	$—	$(10,264)	$22,453	$112,030,287	111,951,920	$156,702 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,810,000	—	(1,190,000)(a)	—	—	620,000	620,000	138,392	—
				$(10,264)	$22,453	$112,650,287		$295,094	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
64

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2031 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,131,135,718	$—	$1,131,135,718
Short-Term Securities
Money Market Funds	112,650,287	—	—	112,650,287
	$112,650,287	$1,131,135,718	$—	$1,243,786,005
See notes to financial statements.
65
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$350	$351,059
Aerospace & Defense — 2.7%
Boeing Co. (The)
3.60%, 05/01/34	502	421,567
6.53%, 05/01/34(b)	1,485	1,565,537
L3Harris Technologies Inc., 5.35%, 06/01/34	452	456,808
Lockheed Martin Corp.
4.75%, 02/15/34	477	470,882
4.80%, 08/15/34	397	392,308
Northrop Grumman Corp., 4.90%, 06/01/34	514	507,823
RTX Corp., 6.10%, 03/15/34	916	981,025
		4,795,950
Agriculture — 1.2%
BAT Capital Corp., 6.00%, 02/20/34	510	526,997
Bunge Ltd. Finance Corp., 4.65%, 09/17/34	490	469,705
Philip Morris International Inc., 5.25%, 02/13/34	1,043	1,046,654
		2,043,356
Airlines — 0.2%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	384	332,907
Auto Manufacturers — 2.6%
American Honda Finance Corp., 4.90%, 01/10/34	456	449,136
Cummins Inc., 5.15%, 02/20/34(a)	452	460,347
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	985	975,067
General Motors Financial Co. Inc.
5.45%, 09/06/34(a)	435	428,172
5.95%, 04/04/34(a)	739	752,654
6.10%, 01/07/34	897	921,425
PACCAR Financial Corp., 5.00%, 03/22/34(a)	218	221,205
Toyota Motor Credit Corp., 4.80%, 01/05/34	475	468,621
		4,676,627
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34	320	303,170
BorgWarner Inc., 5.40%, 08/15/34(a)	295	292,689
		595,859
Banks — 2.8%
Banco Santander SA, 6.35%, 03/14/34	730	756,720
Bank of Nova Scotia (The), 5.65%, 02/01/34	515	533,013
Citibank NA, 5.57%, 04/30/34	1,190	1,226,506
Goldman Sachs Capital I, 6.35%, 02/15/34	562	589,022
HSBC Bank USA NA/New York, 5.88%, 11/01/34	200	208,826
Royal Bank of Canada, 5.15%, 02/01/34	750	754,458
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	810	832,811
		4,901,356
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 5.00%, 06/15/34(a)	616	618,832
Coca-Cola Co. (The)
4.65%, 08/14/34	445	438,485
5.00%, 05/13/34	589	597,120
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	301	306,066
Keurig Dr Pepper Inc., 5.30%, 03/15/34	405	409,975
PepsiCo Inc., 4.80%, 07/17/34	390	387,949
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	$288	$283,795
		3,042,222
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34	298	295,733
Building Materials — 1.0%
Carrier Global Corp., 5.90%, 03/15/34	530	556,989
CRH America Finance Inc., 5.40%, 05/21/34	455	460,770
Owens Corning, 5.70%, 06/15/34	477	490,222
Trane Technologies Financing Ltd., 5.10%, 06/13/34	314	317,615
		1,825,596
Chemicals — 2.0%
Air Products and Chemicals Inc., 4.85%, 02/08/34(a)	687	682,196
CF Industries Inc., 5.15%, 03/15/34	448	438,963
Dow Chemical Co. (The)
4.25%, 10/01/34	309	287,580
5.15%, 02/15/34(a)	334	332,387
Eastman Chemical Co., 5.63%, 02/20/34	461	465,570
Huntsman International LLC, 5.70%, 10/15/34	210	203,869
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	195	220,638
LYB International Finance III LLC, 5.50%, 03/01/34	454	456,147
Nutrien Ltd., 5.40%, 06/21/34(a)	359	360,722
		3,448,072
Commercial Services — 1.5%
Automatic Data Processing Inc., 4.45%, 09/09/34	585	565,911
Cornell University, 4.84%, 06/15/34	288	287,713
GXO Logistics Inc., 6.50%, 05/06/34	308	320,120
Moody's Corp., 5.00%, 08/05/34(a)	291	289,196
PayPal Holdings Inc., 5.15%, 06/01/34	499	502,758
Quanta Services Inc., 5.25%, 08/09/34	390	386,432
Verisk Analytics Inc., 5.25%, 06/05/34	350	350,645
		2,702,775
Computers — 1.9%
Accenture Capital Inc., 4.50%, 10/04/34	865	836,089
Dell International LLC/EMC Corp., 5.40%, 04/15/34	589	595,751
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	1,181	1,145,389
IBM International Capital Pte Ltd., 4.90%, 02/05/34	565	557,384
Kyndryl Holdings Inc., 6.35%, 02/20/34	288	298,252
		3,432,865
Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 5.00%, 02/14/34(a)	395	391,952
Procter & Gamble Co. (The)
4.55%, 01/29/34	457	454,097
4.55%, 10/24/34	40	39,782
5.80%, 08/15/34	238	257,727
Unilever Capital Corp., 4.63%, 08/12/34	575	564,249
		1,707,807
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	300	290,789
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	645	620,775
5.30%, 01/19/34(a)	410	406,904
Affiliated Managers Group Inc., 5.50%, 08/20/34	277	272,886
Blue Owl Finance LLC, 6.25%, 04/18/34	606	623,168
Brookfield Finance Inc., 6.35%, 01/05/34	490	524,412
Schedule of Investments
66

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	$270	$261,683
Jefferies Financial Group Inc., 6.20%, 04/14/34	935	974,223
LPL Holdings Inc., 6.00%, 05/20/34	335	341,634
Mastercard Inc., 4.88%, 05/09/34	595	594,756
Nasdaq Inc., 5.55%, 02/15/34	833	850,272
Nomura Holdings Inc., 5.78%, 07/03/34(a)	670	683,174
TPG Operating Group II LP, 5.88%, 03/05/34	392	405,285
Voya Financial Inc., 5.00%, 09/20/34	270	260,559
		6,819,731
Electric — 11.2%
AEP Texas Inc., 5.70%, 05/15/34	215	219,077
AEP Transmission Co. LLC, 5.15%, 04/01/34	272	272,683
Appalachian Power Co., 5.65%, 04/01/34	236	241,260
Arizona Public Service Co., 5.70%, 08/15/34	281	287,905
Baltimore Gas & Electric Co., 5.30%, 06/01/34	233	236,611
Black Hills Corp., 6.15%, 05/15/34	275	288,173
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34	236	236,961
Commonwealth Edison Co., 5.30%, 06/01/34	232	236,703
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	190	188,242
Consolidated Edison Co. of New York Inc.
5.38%, 05/15/34	244	250,290
5.50%, 03/15/34	354	367,367
Constellation Energy Generation LLC, 6.13%, 01/15/34	329	350,530
DTE Electric Co., 5.20%, 03/01/34(a)	308	311,893
DTE Energy Co., 5.85%, 06/01/34	496	515,169
Duke Energy Carolinas LLC, 4.85%, 01/15/34	343	338,554
Duke Energy Corp., 5.45%, 06/15/34	441	446,002
Duke Energy Indiana LLC, 5.25%, 03/01/34	177	179,769
Duke Energy Progress LLC, 5.10%, 03/15/34	288	290,111
Entergy Arkansas LLC, 5.45%, 06/01/34	232	239,347
Entergy Louisiana LLC
5.15%, 09/15/34	400	398,398
5.35%, 03/15/34	286	290,711
Evergy Metro Inc., 5.40%, 04/01/34	209	211,555
Eversource Energy
5.50%, 01/01/34	378	380,615
5.95%, 07/15/34	410	425,883
Exelon Corp., 5.45%, 03/15/34	390	396,731
Florida Power & Light Co.
5.00%, 08/01/34	200	201,862
5.30%, 06/15/34	468	477,623
5.63%, 04/01/34	226	237,010
Georgia Power Co., 5.25%, 03/15/34	516	524,052
Idaho Power Co., 5.20%, 08/15/34(a)	200	200,402
Interstate Power and Light Co., 4.95%, 09/30/34	240	235,924
IPALCO Enterprises Inc., 5.75%, 04/01/34	228	231,437
MidAmerican Energy Co., 5.35%, 01/15/34(a)	187	191,912
National Grid PLC, 5.42%, 01/11/34	468	472,888
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	240	237,563
NextEra Energy Capital Holdings Inc., 5.25%, 03/15/34	651	654,288
NSTAR Electric Co., 5.40%, 06/01/34	356	363,723
Ohio Power Co., 5.65%, 06/01/34	208	212,669
Pacific Gas and Electric Co.
5.80%, 05/15/34	649	666,617
6.95%, 03/15/34	485	537,943
Security	Par (000)	Value
Electric (continued)
PacifiCorp, 5.45%, 02/15/34	$649	$653,104
Potomac Electric Power Co., 5.20%, 03/15/34	229	231,608
PPL Capital Funding Inc., 5.25%, 09/01/34(a)	479	475,506
PPL Electric Utilities Corp., 4.85%, 02/15/34	330	326,600
Public Service Co. of Colorado, 5.35%, 05/15/34	243	246,721
Public Service Electric & Gas Co.
4.85%, 08/01/34	360	356,075
5.20%, 03/01/34	268	271,980
Public Service Enterprise Group Inc., 5.45%, 04/01/34	291	294,410
Puget Sound Energy Inc., 5.33%, 06/15/34	229	232,365
Southern California Edison Co.
5.20%, 06/01/34	576	577,926
6.00%, 01/15/34	256	272,721
Southern Co. (The), 5.70%, 03/15/34	673	699,794
Tucson Electric Power Co., 5.20%, 09/15/34	261	259,752
Union Electric Co., 5.20%, 04/01/34(a)	331	334,540
Virginia Electric & Power Co.
5.00%, 01/15/34	294	291,394
5.05%, 08/15/34	360	357,510
Wisconsin Electric Power Co., 4.60%, 10/01/34	211	204,290
Wisconsin Power and Light Co., 5.38%, 03/30/34	167	169,273
Xcel Energy Inc., 5.50%, 03/15/34	495	499,245
		19,801,267
Electronics — 1.2%
Allegion U.S. Holding Co. Inc., 5.60%, 05/29/34	249	253,583
Amphenol Corp., 5.25%, 04/05/34	366	370,714
Arrow Electronics Inc., 5.88%, 04/10/34(a)	298	301,812
Honeywell International Inc., 4.50%, 01/15/34	605	588,335
Keysight Technologies Inc., 4.95%, 10/15/34(a)	300	291,324
TD SYNNEX Corp., 6.10%, 04/12/34	351	362,973
		2,168,741
Environmental Control — 1.1%
Republic Services Inc.
5.00%, 04/01/34	488	485,597
5.20%, 11/15/34	298	301,503
Waste Connections Inc., 5.00%, 03/01/34	459	455,169
Waste Management Inc., 4.88%, 02/15/34(a)	758	755,438
		1,997,707
Food — 2.7%
Campbell Soup Co., 5.40%, 03/21/34	609	615,475
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.75%, 03/15/34(b)	882	946,746
Kroger Co. (The), 5.00%, 09/15/34	1,305	1,282,800
McCormick & Co. Inc./MD, 4.70%, 10/15/34	130	124,932
Mondelez International Inc., 4.75%, 08/28/34(a)	285	276,360
Pilgrim's Pride Corp., 6.88%, 05/15/34	300	325,484
Sysco Corp., 6.00%, 01/17/34(a)	311	330,433
Tyson Foods Inc.
4.88%, 08/15/34(a)	263	253,529
5.70%, 03/15/34	554	565,169
		4,720,928
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	242	244,684
NiSource Inc., 5.35%, 04/01/34	387	388,384
Southern California Gas Co., 5.05%, 09/01/34	355	354,002
Southern Co. Gas Capital Corp., 4.95%, 09/15/34	271	265,184
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34(a)	185	186,242
		1,438,496
67
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.6%
Agilent Technologies Inc., 4.75%, 09/09/34(a)	$340	$328,306
Smith & Nephew PLC, 5.40%, 03/20/34	387	388,327
Solventum Corp., 5.60%, 03/23/34(b)	983	990,662
Stryker Corp., 4.63%, 09/11/34	461	445,156
Thermo Fisher Scientific Inc., 5.20%, 01/31/34(a)	299	304,959
Zimmer Biomet Holdings Inc., 5.20%, 09/15/34	415	410,560
		2,867,970
Health Care - Services — 4.4%
Adventist Health System/West, 5.76%, 12/01/34	249	251,448
Cigna Group (The), 5.25%, 02/15/34(a)	746	743,531
CommonSpirit Health, 5.32%, 12/01/34	410	411,870
Elevance Health Inc.
5.38%, 06/15/34	599	604,348
5.95%, 12/15/34(a)	188	197,838
HCA Inc.
5.45%, 09/15/34	740	734,775
5.60%, 04/01/34	779	784,770
Humana Inc., 5.95%, 03/15/34(a)	484	496,508
ICON Investments Six DAC, 6.00%, 05/08/34	295	301,997
Laboratory Corp. of America Holdings, 4.80%, 10/01/34(a)	515	496,155
Quest Diagnostics Inc., 5.00%, 12/15/34	510	499,772
UnitedHealth Group Inc.
5.00%, 04/15/34	732	728,730
5.15%, 07/15/34	1,166	1,175,026
Universal Health Services Inc., 5.05%, 10/15/34	310	294,182
		7,720,950
Holding Companies - Diversified — 0.2%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	428	425,762
Home Builders — 0.2%
DR Horton Inc., 5.00%, 10/15/34(a)	425	414,775
Home Furnishings — 0.1%
Whirlpool Corp., 5.75%, 03/01/34	178	177,046
Insurance — 4.4%
Aon North America Inc., 5.45%, 03/01/34	1,040	1,056,859
Arch Capital Group Ltd., 7.35%, 05/01/34	195	223,283
Arthur J Gallagher & Co.
5.45%, 07/15/34	313	315,938
6.50%, 02/15/34	231	250,058
Athene Holding Ltd., 5.88%, 01/15/34	356	362,310
Brown & Brown Inc., 5.65%, 06/11/34	355	360,501
Chubb INA Holdings LLC, 5.00%, 03/15/34	952	952,080
Cincinnati Financial Corp., 6.13%, 11/01/34	207	219,754
CNA Financial Corp., 5.13%, 02/15/34	303	299,786
CNO Financial Group Inc., 6.45%, 06/15/34	412	424,335
Corebridge Financial Inc., 5.75%, 01/15/34	447	457,588
F&G Annuities & Life Inc., 6.25%, 10/04/34	205	198,778
First American Financial Corp., 5.45%, 09/30/34	260	252,134
Globe Life Inc., 5.85%, 09/15/34	275	278,517
Lincoln National Corp., 5.85%, 03/15/34	197	202,354
Marsh & McLennan Companies Inc., 5.15%, 03/15/34(a)	303	306,491
MetLife Inc.
5.30%, 12/15/34	456	461,569
6.38%, 06/15/34(a)	463	506,443
Old Republic International Corp., 5.75%, 03/28/34	268	272,515
Security	Par (000)	Value
Insurance (continued)
Reinsurance Group of America Inc., 5.75%, 09/15/34	$409	$416,842
		7,818,135
Internet — 2.3%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	385	366,209
Amazon.com Inc., 4.80%, 12/05/34	728	732,610
Meta Platforms Inc., 4.75%, 08/15/34	1,479	1,462,319
Netflix Inc., 4.90%, 08/15/34	619	618,558
Uber Technologies Inc., 4.80%, 09/15/34	880	852,512
		4,032,208
Iron & Steel — 0.6%
ArcelorMittal SA, 6.00%, 06/17/34(a)	302	309,836
Steel Dynamics Inc., 5.38%, 08/15/34(a)	349	350,781
Vale Overseas Ltd., 8.25%, 01/17/34	374	451,446
		1,112,063
Lodging — 0.9%
Choice Hotels International Inc., 5.85%, 08/01/34(a)	356	357,276
Hyatt Hotels Corp., 5.50%, 06/30/34	218	218,068
Las Vegas Sands Corp., 6.20%, 08/15/34(a)	295	300,312
Marriott International Inc./MD, 5.30%, 05/15/34	624	624,075
		1,499,731
Machinery — 1.3%
AGCO Corp., 5.80%, 03/21/34	417	424,210
Ingersoll Rand Inc., 5.45%, 06/15/34	453	462,087
John Deere Capital Corp.
5.10%, 04/11/34	614	621,844
Series 1, 5.05%, 06/12/34	485	489,859
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	337	346,357
		2,344,357
Manufacturing — 0.2%
Parker-Hannifin Corp., 4.20%, 11/21/34	298	279,749
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	884	899,960
6.65%, 02/01/34	539	553,377
Comcast Corp.
4.20%, 08/15/34	575	537,617
5.30%, 06/01/34(a)	789	802,701
Walt Disney Co. (The), 6.20%, 12/15/34	584	642,148
		3,435,803
Mining — 0.6%
Freeport-McMoRan Inc., 5.40%, 11/14/34(a)	437	437,184
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	597	607,247
		1,044,431
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	355	353,014
Oil & Gas — 4.5%
BP Capital Markets America Inc.
4.99%, 04/10/34	597	589,895
5.23%, 11/17/34	610	612,742
Coterra Energy Inc., 5.60%, 03/15/34	328	327,536
Devon Energy Corp., 5.20%, 09/15/34	745	716,338
Diamondback Energy Inc., 5.40%, 04/18/34	778	776,309
EQT Corp., 5.75%, 02/01/34(a)	462	463,641
Helmerich & Payne Inc., 5.50%, 12/01/34(a)(b)	320	302,781
Marathon Oil Corp., 5.70%, 04/01/34	355	367,963
Schedule of Investments
68

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp., 5.55%, 10/01/34	$720	$708,798
Ovintiv Inc., 6.50%, 08/15/34	367	384,600
Phillips 66, 4.65%, 11/15/34	633	598,238
Suncor Energy Inc., 5.95%, 12/01/34	288	301,215
TotalEnergies Capital SA
4.72%, 09/10/34	430	419,264
5.15%, 04/05/34	741	748,145
Woodside Finance Ltd., 5.10%, 09/12/34(a)	720	696,961
		8,014,426
Oil & Gas Services — 0.2%
Schlumberger Investment SA, 5.00%, 06/01/34	290	287,721
Packaging & Containers — 0.9%
Berry Global Inc., 5.65%, 01/15/34(b)	508	507,683
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	595	598,221
Sonoco Products Co., 5.00%, 09/01/34	420	402,341
		1,508,245
Pharmaceuticals — 5.7%
AbbVie Inc., 5.05%, 03/15/34	1,768	1,780,831
Astrazeneca Finance LLC, 5.00%, 02/26/34	914	919,781
Becton Dickinson & Co., 5.11%, 02/08/34	328	326,422
Bristol-Myers Squibb Co., 5.20%, 02/22/34	1,485	1,511,261
Cardinal Health Inc., 5.45%, 02/15/34	291	296,196
Cencora Inc., 5.13%, 02/15/34	316	313,744
CVS Health Corp., 5.70%, 06/01/34(a)	744	747,445
Eli Lilly & Co.
4.60%, 08/14/34	738	721,628
4.70%, 02/09/34	891	878,461
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34(a)	311	323,664
Johnson & Johnson, 4.95%, 06/01/34(a)	506	516,005
Novartis Capital Corp., 4.20%, 09/18/34	665	630,392
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	650	658,560
Wyeth LLC, 6.50%, 02/01/34(a)	450	499,367
		10,123,757
Pipelines — 6.9%
Boardwalk Pipelines LP, 5.63%, 08/01/34	364	364,685
Cheniere Energy Inc., 5.65%, 04/15/34	797	801,213
Cheniere Energy Partners LP, 5.75%, 08/15/34(b)	689	696,389
Enbridge Inc., 5.63%, 04/05/34	738	749,748
Energy Transfer LP
5.55%, 05/15/34	740	743,000
5.60%, 09/01/34	744	749,530
EnLink Midstream LLC, 5.65%, 09/01/34	314	315,195
Enterprise Products Operating LLC
4.85%, 01/31/34	625	613,648
Series H, 6.65%, 10/15/34	189	208,614
Kinder Morgan Inc.
5.30%, 12/01/34	414	407,762
5.40%, 02/01/34(a)	645	643,058
MPLX LP, 5.50%, 06/01/34(a)	995	991,838
ONEOK Inc., 5.05%, 11/01/34	960	930,487
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	402	405,607
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	744	734,964
Targa Resources Corp., 6.50%, 03/30/34	597	640,566
TransCanada PipeLines Ltd.
4.63%, 03/01/34	767	725,451
5.60%, 03/31/34	209	211,534
Western Midstream Operating LP, 5.45%, 11/15/34	485	473,253
Security	Par (000)	Value
Pipelines (continued)
Williams Companies Inc. (The), 5.15%, 03/15/34	$764	$751,980
		12,158,522
Real Estate — 0.3%
CBRE Services Inc., 5.95%, 08/15/34	577	603,738
Real Estate Investment Trusts — 7.2%
Agree LP, 5.63%, 06/15/34	269	273,208
Alexandria Real Estate Equities Inc., 2.95%, 03/15/34	466	389,813
American Assets Trust LP, 6.15%, 10/01/34(a)	305	305,827
American Homes 4 Rent LP
5.50%, 02/01/34(a)	349	350,517
5.50%, 07/15/34(a)	299	300,612
American Tower Corp., 5.45%, 02/15/34	386	390,606
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	295	287,663
AvalonBay Communities Inc., 5.35%, 06/01/34	228	232,260
Boston Properties LP, 6.50%, 01/15/34(a)	445	470,926
Brixmor Operating Partnership LP, 5.50%, 02/15/34	233	233,215
Camden Property Trust, 4.90%, 01/15/34	262	256,300
Cousins Properties LP, 5.88%, 10/01/34	315	317,764
Crown Castle Inc.
5.20%, 09/01/34	425	416,803
5.80%, 03/01/34	449	461,230
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	441	447,939
ERP Operating LP, 4.65%, 09/15/34	399	382,979
Essex Portfolio LP, 5.50%, 04/01/34	357	360,112
Extra Space Storage LP, 5.40%, 02/01/34	348	348,124
GLP Capital LP/GLP Financing II Inc., 5.63%, 09/15/34	500	493,709
Highwoods Realty LP, 7.65%, 02/01/34	202	226,468
Host Hotels & Resorts LP, 5.70%, 07/01/34(a)	337	336,592
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	233	188,415
Kimco Realty OP LLC, 6.40%, 03/01/34	276	299,536
Kite Realty Group LP, 5.50%, 03/01/34	189	189,871
Mid-America Apartments LP, 5.00%, 03/15/34(a)	197	195,214
NNN REIT Inc., 5.50%, 06/15/34(a)	278	281,148
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	206	209,067
Prologis LP
5.00%, 03/15/34	465	460,166
5.13%, 01/15/34	475	475,322
Realty Income Corp., 5.13%, 02/15/34	501	498,322
Regency Centers LP, 5.25%, 01/15/34	258	259,168
Safehold GL Holdings LLC, 6.10%, 04/01/34	181	186,392
Simon Property Group LP
4.75%, 09/26/34	570	546,590
6.25%, 01/15/34(a)	339	365,122
UDR Inc.
3.10%, 11/01/34	167	138,059
5.13%, 09/01/34	208	203,433
Ventas Realty LP, 5.63%, 07/01/34	297	303,656
VICI Properties LP, 5.75%, 04/01/34(a)	322	326,859
WP Carey Inc., 5.38%, 06/30/34(a)	245	245,117
		12,654,124
Retail — 1.7%
AutoZone Inc., 5.40%, 07/15/34	436	439,026
Ferguson Enterprises Inc., 5.00%, 10/03/34	135	130,963
Home Depot Inc. (The), 4.95%, 06/25/34	1,050	1,051,237
McDonald's Corp., 5.20%, 05/17/34	282	287,543
69
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
O'Reilly Automotive Inc., 5.00%, 08/19/34	$315	$308,264
Starbucks Corp., 5.00%, 02/15/34(a)	309	306,179
Target Corp., 4.50%, 09/15/34	460	445,408
		2,968,620
Semiconductors — 2.4%
Analog Devices Inc., 5.05%, 04/01/34(a)	334	337,971
Broadcom Inc.
3.47%, 04/15/34(b)	1,878	1,639,099
4.80%, 10/15/34	1,080	1,043,713
Intel Corp., 5.15%, 02/21/34(a)	527	514,939
KLA Corp., 4.70%, 02/01/34	281	276,350
Texas Instruments Inc., 4.85%, 02/08/34	337	337,639
		4,149,711
Software — 2.8%
Adobe Inc., 4.95%, 04/04/34	417	419,429
Atlassian Corp., 5.50%, 05/15/34	294	298,954
Cadence Design Systems Inc., 4.70%, 09/10/34(a)	585	570,357
Fiserv Inc.
5.15%, 08/12/34	540	536,191
5.45%, 03/15/34	439	445,437
Oracle Corp.
4.30%, 07/08/34	1,027	958,545
4.70%, 09/27/34	1,030	991,104
Roper Technologies Inc., 4.90%, 10/15/34	585	570,794
Take-Two Interactive Software Inc., 5.60%, 06/12/34	185	187,685
		4,978,496
Telecommunications — 4.1%
AT&T Inc., 5.40%, 02/15/34(a)	1,625	1,650,163
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34	430	427,637
Cisco Systems Inc., 5.05%, 02/26/34	1,469	1,493,603
Motorola Solutions Inc., 5.40%, 04/15/34	528	534,732
Rogers Communications Inc., 5.30%, 02/15/34	763	756,855
T-Mobile USA Inc.
5.15%, 04/15/34	745	744,096
5.75%, 01/15/34	602	627,350
Verizon Communications Inc., 4.40%, 11/01/34	1,129	1,060,219
		7,294,655
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 6.05%, 05/14/34	298	304,249
Transportation — 1.3%
Canadian National Railway Co.
4.38%, 09/18/34	446	426,879
6.25%, 08/01/34	304	334,454
Security	Par (000)	Value
Transportation (continued)
FedEx Corp., 4.90%, 01/15/34	$279	$276,568
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	431	363,361
Norfolk Southern Corp., 5.55%, 03/15/34	274	283,983
United Parcel Service Inc., 5.15%, 05/22/34(a)	534	542,531
		2,227,776
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	286	299,552
6.90%, 05/01/34	261	288,697
		588,249
Water — 0.4%
American Water Capital Corp., 5.15%, 03/01/34	404	406,639
Essential Utilities Inc., 5.38%, 01/15/34(a)	299	301,279
		707,918
Total Long-Term Investments — 98.2% (Cost: $174,327,417)		173,486,044
	Shares
Short-Term Securities
Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	19,193,347	19,206,783
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	940,000	940,000
Total Short-Term Securities — 11.4% (Cost: $20,145,760)		20,146,783
Total Investments — 109.6% (Cost: $194,473,177)		193,632,827
Liabilities in Excess of Other Assets — (9.6)%		(17,037,329)
Net Assets — 100.0%		$176,595,498

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
70

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/22/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$19,206,170 (b)	$—	$(410)	$1,023	$19,206,783	19,193,347	$5,819 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	940,000 (b)	—	—	—	940,000	940,000	8,583	—
				$(410)	$1,023	$20,146,783		$14,402	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$173,486,044	$—	$173,486,044
Short-Term Securities
Money Market Funds	20,146,783	—	—	20,146,783
	$20,146,783	$173,486,044	$—	$193,632,827
See notes to financial statements.
71
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2024

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$778,119,108	$2,841,024,775	$2,875,124,111	$2,586,738,250
Investments, at value—affiliated(c)	1,456,071,996	281,731,474	149,080,258	184,348,163
Cash	—	6,959	2,128,531	6,044
Receivables:
Investments sold	—	—	187,667	9,457,536
Securities lending income—affiliated	10,492	51,061	29,474	36,668
Capital shares sold	—	402,814	159,412	311,665
Dividends—affiliated	5,392,827	49,438	119,022	17,142
Interest—unaffiliated	11,934,156	25,806,670	25,302,428	26,192,505
Total assets	2,251,528,579	3,149,073,191	3,052,130,903	2,807,107,973
LIABILITIES
Bank overdraft	24,529	—	—	—
Collateral on securities loaned, at value	21,998,125	260,409,308	118,878,128	180,763,892
Payables:
Investments purchased	—	8,804,489	5,902,125	7,506,898
Capital shares redeemed	9,740,134	—	—	—
Investment advisory fees	100,620	238,073	243,047	218,350
Due to custodian	4,196,585	—	—	—
Total liabilities	36,059,993	269,451,870	125,023,300	188,489,140
Commitments and contingent liabilities
NET ASSETS	$2,215,468,586	$2,879,621,321	$2,927,107,603	$2,618,618,833
NET ASSETS CONSIST OF
Paid-in capital	$2,215,332,282	$2,898,830,426	$2,959,540,612	$2,642,562,265
Accumulated earnings (loss)	136,304	(19,209,105)	(32,433,009)	(23,943,432)
NET ASSETS	$2,215,468,586	$2,879,621,321	$2,927,107,603	$2,618,618,833
NET ASSET VALUE
Shares outstanding	87,850,000	114,850,000	121,350,000	108,800,000
Net asset value	$25.22	$25.07	$24.12	$24.07
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$778,383,486	$2,853,458,000	$2,889,509,375	$2,592,854,865
(b) Securities loaned, at value	$21,140,828	$252,363,977	$115,795,935	$174,576,667
(c) Investments, at cost—affiliated	$1,456,047,806	$281,614,714	$149,022,354	$184,276,190
See notes to financial statements.
Statements of Assets and Liabilities
72

Statements of Assets and Liabilities (continued)
October 31, 2024

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,259,834,746	$1,867,293,363	$1,380,464,582	$1,131,135,718
Investments, at value—affiliated(c)	117,267,094	199,827,777	98,281,608	112,650,287
Cash	7,656	4,793	10,710	8,481
Receivables:
Investments sold	9,641,268	8,989,804	7,897,460	8,546,598
Securities lending income—affiliated	22,697	32,869	23,190	22,203
Capital shares sold	122,589	31,143	—	216,036
Dividends—affiliated	17,346	22,276	18,885	14,344
Interest—unaffiliated	24,649,485	20,699,543	12,755,987	10,099,738
Total assets	2,411,562,881	2,096,901,568	1,499,452,422	1,262,693,405
LIABILITIES
Collateral on securities loaned, at value	110,978,752	194,071,061	94,057,569	112,018,210
Payables:
Investments purchased	7,338,227	7,940,840	9,734,028	7,606,064
Investment advisory fees	191,649	159,060	116,355	94,520
Total liabilities	118,508,628	202,170,961	103,907,952	119,718,794
Commitments and contingent liabilities
NET ASSETS	$2,293,054,253	$1,894,730,607	$1,395,544,470	$1,142,974,611
NET ASSETS CONSIST OF
Paid-in capital	$2,300,176,143	$1,896,693,014	$1,400,832,639	$1,134,235,903
Accumulated earnings (loss)	(7,121,890)	(1,962,407)	(5,288,169)	8,738,708
NET ASSETS	$2,293,054,253	$1,894,730,607	$1,395,544,470	$1,142,974,611
NET ASSET VALUE
Shares outstanding	91,400,000	82,400,000	64,700,000	55,400,000
Net asset value	$25.09	$22.99	$21.57	$20.63
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,255,227,383	$1,856,509,668	$1,382,836,455	$1,119,188,303
(b) Securities loaned, at value	$107,668,623	$187,682,086	$91,015,567	$108,416,356
(c) Investments, at cost—affiliated	$117,211,869	$199,764,165	$98,245,160	$112,618,803
See notes to financial statements.
73
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2024

iShares iBonds Dec 2034 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$173,486,044
Investments, at value—affiliated(c)	20,146,783
Cash	7,876
Receivables:
Securities lending income—affiliated	3,247
Capital shares sold	3,794
Dividends—affiliated	3,595
Interest—unaffiliated	2,164,460
Total assets	195,815,799
LIABILITIES
Collateral on securities loaned, at value	19,206,170
Payables:
Investment advisory fees	14,131
Total liabilities	19,220,301
Commitments and contingent liabilities
NET ASSETS	$176,595,498
NET ASSETS CONSIST OF
Paid-in capital	$176,714,559
Accumulated loss	(119,061)
NET ASSETS	$176,595,498
NET ASSET VALUE
Shares outstanding	6,850,000
Net asset value	$25.78
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$174,327,417
(b) Securities loaned, at value	$18,462,073
(c) Investments, at cost—affiliated	$20,145,760
See notes to financial statements.
Statements of Assets and Liabilities
74

Statements of Operations
Year Ended October 31, 2024

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$13,315,670	$710,280	$1,331,382	$254,722
Interest—unaffiliated	95,777,645	100,434,182	105,624,625	99,966,237
Securities lending income—affiliated—net	457,155	437,753	191,738	409,766
Other income—unaffiliated	—	—	—	2,320
Total investment income	109,550,470	101,582,215	107,147,745	100,633,045
EXPENSES
Investment advisory	2,615,965	2,596,831	2,514,874	2,232,781
Interest expense	382	—	—	—
Total expenses	2,616,347	2,596,831	2,514,874	2,232,781
Less:
Investment advisory fees waived	(234,436)	(12,176)	(22,885)	(4,380)
Total expenses after fees waived	2,381,911	2,584,655	2,491,989	2,228,401
Net investment income	107,168,559	98,997,560	104,655,756	98,404,644
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(434,371)	(2,600,396)	(8,293,188)	(12,998,069)
Investments—affiliated	70,697	(10,866)	(10,835)	(3,681)
In-kind redemptions—unaffiliated(a)	262,119	426,201	1,616,061	5,174,354
	(101,555)	(2,185,061)	(6,687,962)	(7,827,396)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	43,018,235	68,573,178	82,649,464	90,682,165
Investments—affiliated	(50,763)	58,296	24,851	34,275
	42,967,472	68,631,474	82,674,315	90,716,440
Net realized and unrealized gain	42,865,917	66,446,413	75,986,353	82,889,044
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,034,476	$165,443,973	$180,642,109	$181,293,688
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
75
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2024

	iShares iBonds Dec 2028 Term Corporate ETF	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$284,306	$220,234	$132,099	$138,392
Interest—unaffiliated	86,120,943	65,047,593	45,493,806	42,289,922
Securities lending income—affiliated—net	233,701	261,170	163,630	156,702
Other income—unaffiliated	846	—	—	23,520
Total investment income	86,639,796	65,528,997	45,789,535	42,608,536
EXPENSES
Investment advisory	1,785,536	1,314,837	930,282	816,688
Total expenses	1,785,536	1,314,837	930,282	816,688
Less:
Investment advisory fees waived	(4,868)	(3,795)	(2,277)	(2,385)
Total expenses after fees waived	1,780,668	1,311,042	928,005	814,303
Net investment income	84,859,128	64,217,955	44,861,530	41,794,233
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,038,189)	(12,098,492)	(1,755,165)	(5,284,469)
Investments—affiliated	(6,359)	(6,542)	(9,835)	(10,264)
In-kind redemptions—unaffiliated(a)	1,096,161	179,741	2,952,982	569,545
	51,613	(11,925,293)	1,187,982	(4,725,188)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	66,558,432	60,363,616	42,147,119	51,586,877
Investments—affiliated	32,908	46,108	25,270	22,453
	66,591,340	60,409,724	42,172,389	51,609,330
Net realized and unrealized gain	66,642,953	48,484,431	43,360,371	46,884,142
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,502,081	$112,702,386	$88,221,901	$88,678,375
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
76

Statements of Operations (continued)
Year Ended October 31, 2024

iShares iBonds Dec 2034 Term Corporate ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$8,583
Interest—unaffiliated	2,107,566
Securities lending income—affiliated—net	5,819
Total investment income	2,121,968
EXPENSES
Investment advisory	40,870
Total expenses	40,870
Less:
Investment advisory fees waived	(151)
Total expenses after fees waived	40,719
Net investment income	2,081,249
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	558
Investments—affiliated	(410)
148
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(841,373)
Investments—affiliated	1,023
(840,350)
Net realized and unrealized loss	(840,202)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,241,047
(a) For the period from May 22, 2024 (commencement of operations) to October 31, 2024.
See notes to financial statements.
77
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$107,168,559	$69,367,917	$98,997,560	$61,253,265
Net realized loss	(101,555)	(3,614,763)	(2,185,061)	(6,681,694)
Net change in unrealized appreciation (depreciation)	42,967,472	46,677,895	68,631,474	25,370,555
Net increase in net assets resulting from operations	150,034,476	112,431,049	165,443,973	79,942,126
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(103,149,052)	(66,737,959)	(96,510,202)	(58,333,438)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(455,496,721)	624,312,797	615,417,730	694,968,959
NET ASSETS
Total increase (decrease) in net assets	(408,611,297)	670,005,887	684,351,501	716,577,647
Beginning of year	2,624,079,883	1,954,073,996	2,195,269,820	1,478,692,173
End of year	$2,215,468,586	$2,624,079,883	$2,879,621,321	$2,195,269,820

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
78

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$104,655,756	$52,651,385	$98,404,644	$49,839,862
Net realized loss	(6,687,962)	(14,648,790)	(7,827,396)	(4,675,926)
Net change in unrealized appreciation (depreciation)	82,674,315	24,327,048	90,716,440	(5,540,115)
Net increase in net assets resulting from operations	180,642,109	62,329,643	181,293,688	39,623,821
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(100,079,032)	(50,052,879)	(94,050,964)	(47,212,203)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,041,628,421	556,180,725	1,026,197,359	630,909,082
NET ASSETS
Total increase in net assets	1,122,191,498	568,457,489	1,113,440,083	623,320,700
Beginning of year	1,804,916,105	1,236,458,616	1,505,178,750	881,858,050
End of year	$2,927,107,603	$1,804,916,105	$2,618,618,833	$1,505,178,750

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
79
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2028 Term Corporate ETF		iShares iBonds Dec 2029 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$84,859,128	$34,421,769	$64,217,955	$22,462,347
Net realized gain (loss)	51,613	(13,630,236)	(11,925,293)	(4,530,539)
Net change in unrealized appreciation (depreciation)	66,591,340	720,852	60,409,724	(12,616,219)
Net increase in net assets resulting from operations	151,502,081	21,512,385	112,702,386	5,315,589
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(80,296,136)	(31,724,298)	(59,274,481)	(20,705,841)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,064,223,461	614,743,606	1,124,978,296	448,878,217
NET ASSETS
Total increase in net assets	1,135,429,406	604,531,693	1,178,406,201	433,487,965
Beginning of year	1,157,624,847	553,093,154	716,324,406	282,836,441
End of year	$2,293,054,253	$1,157,624,847	$1,894,730,607	$716,324,406

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
80

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2030 Term Corporate ETF		iShares iBonds Dec 2031 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$44,861,530	$13,825,256	$41,794,233	$14,591,119
Net realized gain (loss)	1,187,982	(5,544,406)	(4,725,188)	(2,137,525)
Net change in unrealized appreciation (depreciation)	42,172,389	(12,235,976)	51,609,330	(25,490,560)
Net increase (decrease) in net assets resulting from operations	88,221,901	(3,955,126)	88,678,375	(13,036,966)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(41,307,431)	(12,451,233)	(38,997,763)	(12,996,118)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	854,421,978	325,427,092	617,722,486	398,341,179
NET ASSETS
Total increase in net assets	901,336,448	309,020,733	667,403,098	372,308,095
Beginning of year	494,208,022	185,187,289	475,571,513	103,263,418
End of year	$1,395,544,470	$494,208,022	$1,142,974,611	$475,571,513

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
81
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

iShares iBonds Dec 2034 Term Corporate ETF
Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,081,249
Net realized gain	148
Net change in unrealized appreciation (depreciation)	(840,350)
Net increase in net assets resulting from operations	1,241,047
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,360,108)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	176,714,559
NET ASSETS
Total increase in net assets	176,595,498
Beginning of period	—
End of period	$176,595,498

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
82

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$24.77	$24.27	$26.09	$26.37	$25.71
Net investment income(a)	1.02	0.72	0.48	0.49	0.70
Net realized and unrealized gain (loss)(b)	0.41	0.48	(1.83)	(0.25)	0.67
Net increase (decrease) from investment operations	1.43	1.20	(1.35)	0.24	1.37
Distributions from net investment income(c)	(0.98)	(0.70)	(0.47)	(0.52)	(0.71)
Net asset value, end of year	$25.22	$24.77	$24.27	$26.09	$26.37
Total Return(d)
Based on net asset value	5.90%	4.97%	(5.22)%	0.90%	5.44%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.10%	2.93%	1.90%	1.88%	2.69%
Supplemental Data
Net assets, end of year (000)	$2,215,469	$2,624,080	$1,954,074	$1,504,316	$1,034,878
Portfolio turnover rate(f)	4%	4%	9%	9%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
83
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$24.39	$24.04	$26.64	$27.05	$25.95
Net investment income(a)	0.95	0.78	0.51	0.52	0.71
Net realized and unrealized gain (loss)(b)	0.66	0.32	(2.57)	(0.38)	1.11
Net increase (decrease) from investment operations	1.61	1.10	(2.06)	0.14	1.82
Distributions(c)
From net investment income	(0.93)	(0.75)	(0.50)	(0.53)	(0.72)
From net realized gain	—	—	(0.04)	(0.02)	—
Total distributions	(0.93)	(0.75)	(0.54)	(0.55)	(0.72)
Net asset value, end of year	$25.07	$24.39	$24.04	$26.64	$27.05
Total Return(d)
Based on net asset value	6.73%	4.61%	(7.80)%	0.51%	7.16%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.81%	3.20%	2.04%	1.92%	2.70%
Supplemental Data
Net assets, end of year (000)	$2,879,621	$2,195,270	$1,478,692	$1,256,130	$845,365
Portfolio turnover rate(f)	4%	5%	11%	8%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
84

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$23.26	$22.92	$26.22	$26.72	$25.50
Net investment income(a)	0.99	0.79	0.55	0.57	0.74
Net realized and unrealized gain (loss)(b)	0.83	0.31	(3.32)	(0.49)	1.22
Net increase (decrease) from investment operations	1.82	1.10	(2.77)	0.08	1.96
Distributions from net investment income(c)	(0.96)	(0.76)	(0.53)	(0.58)	(0.74)
Net asset value, end of year	$24.12	$23.26	$22.92	$26.22	$26.72
Total Return(d)
Based on net asset value	7.97%	4.82%	(10.69)%	0.29%	7.84%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.16%	3.39%	2.26%	2.14%	2.84%
Supplemental Data
Net assets, end of year (000)	$2,927,108	$1,804,916	$1,236,459	$861,418	$551,858
Portfolio turnover rate(f)	9%	9%	5%	7%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
85
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$22.96	$22.82	$26.68	$27.00	$25.94
Net investment income(a)	1.05	0.91	0.67	0.59	0.77
Net realized and unrealized gain (loss)(b)	1.08	0.10	(3.92)	(0.30)	1.07
Net increase (decrease) from investment operations	2.13	1.01	(3.25)	0.29	1.84
Distributions from net investment income(c)	(1.02)	(0.87)	(0.61)	(0.61)	(0.78)
Net asset value, end of year	$24.07	$22.96	$22.82	$26.68	$27.00
Total Return(d)
Based on net asset value	9.40%	4.45%	(12.31)%	1.01%	7.21%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.41%	3.88%	2.73%	2.18%	2.94%
Supplemental Data
Net assets, end of year (000)	$2,618,619	$1,505,179	$881,858	$522,869	$337,505
Portfolio turnover rate(f)	12%	5%	10%	4%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
86

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$23.79	$23.64	$28.52	$28.91	$27.76
Net investment income(a)	1.18	1.04	0.79	0.71	0.86
Net realized and unrealized gain (loss)(b)	1.27	0.09	(4.94)	(0.38)	1.13
Net increase (decrease) from investment operations	2.45	1.13	(4.15)	0.33	1.99
Distributions(c)
Distributions from net investment income	(1.15)	(0.98)	(0.73)	(0.72)	(0.84)
From net realized gain	—	—	—	—	(0.00)(d)
Total distributions	(1.15)	(0.98)	(0.73)	(0.72)	(0.84)
Net asset value, end of year	$25.09	$23.79	$23.64	$28.52	$28.91
Total Return(e)
Based on net asset value	10.43%	4.79%	(14.77)%	1.09%	7.33%
Ratios to Average Net Assets(f)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.75%	4.27%	3.08%	2.45%	3.04%
Supplemental Data
Net assets, end of year (000)	$2,293,054	$1,157,625	$553,093	$305,120	$206,673
Portfolio turnover rate(g)	3%	18%	8%	10%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Rounds to less than $0.01.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
87
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$21.58	$21.59	$26.48	$26.88	$25.53
Net investment income(a)	1.12	0.99	0.75	0.61	0.70
Net realized and unrealized gain (loss)(b)	1.35	(0.06)	(4.98)	(0.40)	1.35
Net increase (decrease) from investment operations	2.47	0.93	(4.23)	0.21	2.05
Distributions from net investment income(c)	(1.06)	(0.94)	(0.66)	(0.61)	(0.70)
Net asset value, end of period	$22.99	$21.58	$21.59	$26.48	$26.88
Total Return(d)
Based on net asset value	11.67%	4.23%	(16.19)%	0.78%	8.17%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.88%	4.45%	3.20%	2.28%	2.69%
Supplemental Data
Net assets, end of period (000)	$1,894,731	$716,324	$282,836	$141,681	$84,656
Portfolio turnover rate(f)	21%	6%	12%	4%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
88

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 06/23/20(a) to 10/31/20
Net asset value, beginning of period	$19.97	$20.13	$25.16	$25.56	$25.17
Net investment income(b)	1.03	0.90	0.62	0.51	0.18
Net realized and unrealized gain (loss)(c)	1.56	(0.24)	(5.08)	(0.42)	0.33
Net increase (decrease) from investment operations	2.59	0.66	(4.46)	0.09	0.51
Distributions from net investment income(d)	(0.99)	(0.82)	(0.57)	(0.49)	(0.12)
Net asset value, end of period	$21.57	$19.97	$20.13	$25.16	$25.56
Total Return(e)
Based on net asset value	13.17%	3.17%	(17.98)%	0.36%	2.03%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%(h)
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%(h)
Net investment income	4.82%	4.29%	2.74%	2.01%	1.93%(h)
Supplemental Data
Net assets, end of period (000)	$1,395,544	$494,208	$185,187	$139,655	$35,783
Portfolio turnover rate(i)	4%	9%	7%	4%	4%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
89
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 06/22/21(a) to 10/31/21
Net asset value, beginning of period	$18.91	$19.30	$24.89	$25.00
Net investment income(b)	1.05	0.98	0.79	0.20
Net realized and unrealized gain (loss)(c)	1.68	(0.45)	(5.75)	(0.17)
Net increase (decrease) from investment operations	2.73	0.53	(4.96)	0.03
Distributions from net investment income(d)	(1.01)	(0.92)	(0.63)	(0.14)
Net asset value, end of period	$20.63	$18.91	$19.30	$24.89
Total Return(e)
Based on net asset value	14.65%	2.58%	(20.24)%	0.16%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10%	0.10%(h)
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%(h)
Net investment income	5.12%	4.92%	3.72%	2.21%(h)
Supplemental Data
Net assets, end of period (000)	$1,142,975	$475,572	$103,263	$16,181
Portfolio turnover rate(i)	16%	4%	5%	15%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
90

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares iBonds Dec 2034 Term Corporate ETF
Period From 05/22/24 to 10/31/24(a)
Net asset value, beginning of period	$25.00
Net investment income(b)	0.59
Net realized and unrealized gain(c)	0.51
Net increase from investment operations	1.10
Distributions from net investment income(d)	(0.32)
Net asset value, end of period	$25.78
Total Return(e)
Based on net asset value	4.40%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)
Total expenses after fees waived	0.10%(h)
Net investment income	5.09%(h)
Supplemental Data
Net assets, end of period (000)	$176,595
Portfolio turnover rate(i)	0%(j)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
91
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2024 Term Corporate	Diversified
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Diversified
iBonds Dec 2029 Term Corporate	Diversified
iBonds Dec 2030 Term Corporate	Diversified
iBonds Dec 2031 Term Corporate	Diversified(a)
iBonds Dec 2034 Term Corporate(b)	Non-diversified

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.
(b)	The Fund commenced operations on May 22, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Notes to Financial Statements
92

Notes to Financial Statements  (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However,
93
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2024 Term Corporate
BMO Capital Markets Corp.	$299,611	$(299,611)	$—	$—
BofA Securities, Inc.	84,675	(84,675)	—	—
Goldman Sachs & Co. LLC	16,378,194	(16,378,194)	—	—
J.P. Morgan Securities LLC	1,040,547	(1,040,547)	—	—
Morgan Stanley	2,187,520	(2,187,520)	—	—
Wells Fargo Bank N.A.	1,150,281	(1,150,281)	—	—
	$21,140,828	$(21,140,828)	$—	$—
iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$35,219,330	$(35,219,330)	$—	$—
BMO Capital Markets Corp.	1,424,759	(1,424,759)	—	—
BNP Paribas SA	1,321,909	(1,321,909)	—	—
BofA Securities, Inc.	20,362,990	(20,362,990)	—	—
Citigroup Global Markets, Inc.	4,987,327	(4,987,327)	—	—
Deutsche Bank Securities, Inc.	4,599,532	(4,599,532)	—	—
Goldman Sachs & Co. LLC	22,424,225	(22,424,225)	—	—
HSBC Securities (USA), Inc.	3,189,438	(3,189,438)	—	—
J.P. Morgan Securities LLC	96,193,935	(96,193,935)	—	—
Jefferies LLC	149,970	(149,970)	—	—
Morgan Stanley	51,213,494	(51,213,494)	—	—
Nomura Securities International, Inc.	998,838	(998,838)	—	—
Pershing LLC	6,616,450	(6,616,450)	—	—
Toronto-Dominion Bank	156,571	(156,571)	—	—
UBS Securities LLC	478,574	(478,574)	—	—
Wells Fargo Bank N.A.	2,473,077	(2,473,077)	—	—
Wells Fargo Securities LLC	553,558	(553,558)	—	—
	$252,363,977	$(252,363,977)	$—	$—
iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$17,360,683	$(17,360,683)	$—	$—
BMO Capital Markets Corp.	108,456	(108,456)	—	—
Citigroup Global Markets, Inc.	1,554,410	(1,554,410)	—	—
Goldman Sachs & Co. LLC	4,388,457	(4,388,457)	—	—
HSBC Securities (USA), Inc.	6,511,795	(6,511,795)	—	—
J.P. Morgan Securities LLC	41,341,255	(41,341,255)	—	—
Jefferies LLC	153,823	(153,823)	—	—
Morgan Stanley	17,394,158	(17,394,158)	—	—
Nomura Securities International, Inc.	1,139,728	(1,139,728)	—	—
Pershing LLC	5,801,321	(5,801,321)	—	—
RBC Capital Markets LLC	7,489,487	(7,489,487)	—	—
Scotia Capital (USA), Inc.	194,357	(194,357)	—	—
State Street Bank & Trust Co.	7,194,745	(7,194,745)	—	—
Toronto-Dominion Bank	2,812,503	(2,812,503)	—	—
UBS Securities LLC	1,920,761	(1,920,761)	—	—
Wells Fargo Securities LLC	429,996	(429,996)	—	—
	$115,795,935	$(115,795,935)	$—	$—
Notes to Financial Statements
94

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$40,025,943	$(40,025,943)	$—	$—
BMO Capital Markets Corp.	488,748	(488,748)	—	—
BofA Securities, Inc.	11,060,339	(11,060,339)	—	—
Citigroup Global Markets, Inc.	1,227,296	(1,227,296)	—	—
Goldman Sachs & Co. LLC	7,416,500	(7,416,500)	—	—
J.P. Morgan Securities LLC	67,412,040	(67,412,040)	—	—
Morgan Stanley	19,673,356	(19,673,356)	—	—
Nomura Securities International, Inc.	1,267,478	(1,267,478)	—	—
Pershing LLC	8,627,535	(8,627,535)	—	—
RBC Capital Markets LLC	12,549,384	(12,549,384)	—	—
Scotia Capital (USA), Inc.	672,192	(672,192)	—	—
State Street Bank & Trust Co.	2,361,446	(2,361,446)	—	—
Toronto-Dominion Bank	538,626	(538,626)	—	—
UBS Securities LLC	230,704	(230,704)	—	—
Wells Fargo Securities LLC	1,025,080	(1,025,080)	—	—
	$174,576,667	$(174,576,667)	$—	$—
iBonds Dec 2028 Term Corporate
Barclays Capital, Inc.	$13,333,294	$(13,333,294)	$—	$—
BMO Capital Markets Corp.	190,354	(190,354)	—	—
BNP Paribas SA	844,941	(844,941)	—	—
BofA Securities, Inc.	15,591,691	(15,591,691)	—	—
Citigroup Global Markets, Inc.	2,869,508	(2,869,508)	—	—
Goldman Sachs & Co. LLC	4,569,153	(4,569,153)	—	—
HSBC Securities (USA), Inc.	10,782,231	(10,782,231)	—	—
J.P. Morgan Securities LLC	41,442,681	(41,442,681)	—	—
Pershing LLC	5,561,068	(5,561,068)	—	—
RBC Capital Markets LLC	8,145,524	(8,145,524)	—	—
Toronto-Dominion Bank	1,178,125	(1,178,125)	—	—
UBS Securities LLC	1,779,951	(1,779,951)	—	—
Wells Fargo Securities LLC	1,380,102	(1,380,102)	—	—
	$107,668,623	$(107,668,623)	$—	$—
iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$61,831,981	$(61,831,981)	$—	$—
Barclays Capital, Inc.	6,631,770	(6,631,770)	—	—
BMO Capital Markets Corp.	2,991,145	(2,991,145)	—	—
BNP Paribas SA	24,957,657	(24,957,657)	—	—
BofA Securities, Inc.	4,472,087	(4,472,087)	—	—
Citigroup Global Markets, Inc.	708,667	(708,667)	—	—
Goldman Sachs & Co. LLC	6,605,527	(6,605,527)	—	—
J.P. Morgan Securities LLC	45,452,165	(45,452,165)	—	—
Jefferies LLC	502,373	(502,373)	—	—
Pershing LLC	7,614,459	(7,614,459)	—	—
RBC Capital Markets LLC	657,006	(657,006)	—	—
Scotia Capital (USA), Inc.	3,534,747	(3,534,747)	—	—
State Street Bank & Trust Co.	13,325,674	(13,325,674)	—	—
UBS Securities LLC	4,013,776	(4,013,776)	—	—
Wells Fargo Securities LLC	4,383,052	(4,383,052)	—	—
	$187,682,086	$(187,682,086)	$—	$—
95
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$41,118,208	$(41,118,208)	$—	$—
Barclays Capital, Inc.	3,755,044	(3,755,044)	—	—
BMO Capital Markets Corp.	536,136	(536,136)	—	—
BNP Paribas SA	4,477,797	(4,477,797)	—	—
BofA Securities, Inc.	4,073,362	(4,073,362)	—	—
Citigroup Global Markets, Inc.	1,661,144	(1,661,144)	—	—
J.P. Morgan Securities LLC	16,099,675	(16,099,675)	—	—
Jefferies LLC	931,550	(931,550)	—	—
Morgan Stanley	4,836,600	(4,836,600)	—	—
RBC Capital Markets LLC	5,457,279	(5,457,279)	—	—
Scotia Capital (USA), Inc.	249,288	(249,288)	—	—
State Street Bank & Trust Co.	2,377,672	(2,377,672)	—	—
Toronto-Dominion Bank	2,868,654	(2,868,654)	—	—
UBS AG	23,145	(23,145)	—	—
Wells Fargo Securities LLC	2,550,013	(2,550,013)	—	—
	$91,015,567	$(91,015,567)	$—	$—
iBonds Dec 2031 Term Corporate
Barclays Bank PLC	$30,626,004	$(30,626,004)	$—	$—
Barclays Capital, Inc.	5,522,372	(5,522,372)	—	—
BMO Capital Markets Corp.	2,406,767	(2,406,767)	—	—
BNP Paribas SA	4,695,647	(4,695,647)	—	—
BofA Securities, Inc.	7,646,492	(7,646,492)	—	—
Citigroup Global Markets, Inc.	3,389,896	(3,389,896)	—	—
J.P. Morgan Securities LLC	31,493,505	(31,493,505)	—	—
Jefferies LLC	358,195	(358,195)	—	—
Nomura Securities International, Inc.	2,798,408	(2,798,408)	—	—
RBC Capital Markets LLC	5,916,769	(5,916,769)	—	—
Scotia Capital (USA), Inc.	3,405,252	(3,405,252)	—	—
State Street Bank & Trust Co.	3,495,204	(3,495,204)	—	—
TD Securities (USA) LLC	1,743,686	(1,743,686)	—	—
Toronto-Dominion Bank	33,419	(33,419)	—	—
UBS AG	8,887	(8,887)	—	—
UBS Securities LLC	1,090,274	(1,090,274)	—	—
Wells Fargo Securities LLC	3,785,579	(3,785,579)	—	—
	$108,416,356	$(108,416,356)	$—	$—
iBonds Dec 2034 Term Corporate
BMO Capital Markets	$1,396,980	$(1,396,980)	$—	$—
BofA Securities, Inc.	373,693	(373,693)	—	—
HSBC Securities (USA) Inc	1,907,239	(1,907,239)	—	—
J.P. Morgan Securities LLC	9,076,713	(9,076,713)	—	—
Jefferies LLC	165,964	(165,964)	—	—
RBC Capital Markets LLC	1,399,526	(1,399,526)	—	—
TD Prime Services LLC	302,215	(302,215)	—	—
Wells Fargo Bank, National Association	56,024	(56,024)	—	—
Wells Fargo Securities LLC	3,783,719	(3,783,719)	—	—
	$18,462,073	$(18,462,073)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements
96

Notes to Financial Statements  (continued)
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2024 Term Corporate	$234,436
iBonds Dec 2025 Term Corporate	12,176
iBonds Dec 2026 Term Corporate	22,885
iBonds Dec 2027 Term Corporate	4,380
iBonds Dec 2028 Term Corporate	4,868
iBonds Dec 2029 Term Corporate	3,795
iBonds Dec 2030 Term Corporate	2,277
iBonds Dec 2031 Term Corporate	2,385
iBonds Dec 2034 Term Corporate	151
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
97
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2024 Term Corporate	$142,572
iBonds Dec 2025 Term Corporate	151,253
iBonds Dec 2026 Term Corporate	71,836
iBonds Dec 2027 Term Corporate	127,963
iBonds Dec 2028 Term Corporate	84,133
iBonds Dec 2029 Term Corporate	100,462
iBonds Dec 2030 Term Corporate	59,771
iBonds Dec 2031 Term Corporate	57,719
iBonds Dec 2034 Term Corporate	2,244
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds Dec 2024 Term Corporate	$58,004,702	$2,023,122,552
iBonds Dec 2025 Term Corporate	89,853,160	131,266,863
iBonds Dec 2026 Term Corporate	213,447,197	212,736,464
iBonds Dec 2027 Term Corporate	309,613,924	256,723,405
iBonds Dec 2028 Term Corporate	73,022,465	44,512,665
iBonds Dec 2029 Term Corporate	386,116,740	276,766,959
iBonds Dec 2030 Term Corporate	58,857,567	34,980,150
iBonds Dec 2031 Term Corporate	160,795,390	130,717,278
iBonds Dec 2034 Term Corporate	14,766,320	90,547
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2024 Term Corporate	$376,486,766	$628,868,918
iBonds Dec 2025 Term Corporate	698,508,003	106,106,063
iBonds Dec 2026 Term Corporate	1,136,368,466	131,438,449
iBonds Dec 2027 Term Corporate	1,109,251,558	156,124,525
iBonds Dec 2028 Term Corporate	1,035,642,872	23,202,003
iBonds Dec 2029 Term Corporate	1,004,054,939	8,650,448
iBonds Dec 2030 Term Corporate	873,648,730	58,261,061
iBonds Dec 2031 Term Corporate	577,613,872	6,944,576
iBonds Dec 2034 Term Corporate	159,653,466	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Financial Statements
98

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2024 Term Corporate	$260,965	$ (260,965)
iBonds Dec 2025 Term Corporate	426,201	(426,201)
iBonds Dec 2026 Term Corporate	1,616,061	(1,616,061)
iBonds Dec 2027 Term Corporate	5,174,351	(5,174,351)
iBonds Dec 2028 Term Corporate	1,096,161	(1,096,161)
iBonds Dec 2029 Term Corporate	179,741	(179,741)
iBonds Dec 2030 Term Corporate	2,952,982	(2,952,982)
iBonds Dec 2031 Term Corporate	569,545	(569,545)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
iBonds Dec 2024 Term Corporate
Ordinary income	$103,149,052	$66,737,959
iBonds Dec 2025 Term Corporate
Ordinary income	$96,510,202	$58,333,438
iBonds Dec 2026 Term Corporate
Ordinary income	$100,079,032	$50,052,879
iBonds Dec 2027 Term Corporate
Ordinary income	$94,050,964	$47,212,203
iBonds Dec 2028 Term Corporate
Ordinary income	$80,296,136	$31,724,298
iBonds Dec 2029 Term Corporate
Ordinary income	$59,274,481	$20,705,841
iBonds Dec 2030 Term Corporate
Ordinary income	$41,307,431	$12,451,233
iBonds Dec 2031 Term Corporate
Ordinary income	$38,997,763	$12,996,118

iShares ETF	Period Ended 10/31/24
iBonds Dec 2034 Term Corporate
Ordinary income	$1,360,108
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBonds Dec 2024 Term Corporate	$9,563,600	$(9,085,290)	$(342,006)	$136,304
iBonds Dec 2025 Term Corporate	9,516,056	(14,846,446)	(13,878,715)	(19,209,105)
iBonds Dec 2026 Term Corporate	10,658,584	(27,777,063)	(15,314,530)	(32,433,009)
iBonds Dec 2027 Term Corporate	9,841,730	(27,180,476)	(6,604,686)	(23,943,432)
iBonds Dec 2028 Term Corporate	9,108,584	(20,571,934)	4,341,460	(7,121,890)
iBonds Dec 2029 Term Corporate	7,825,341	(20,549,277)	10,761,529	(1,962,407)
iBonds Dec 2030 Term Corporate	5,543,865	(8,373,941)	(2,458,093)	(5,288,169)
iBonds Dec 2031 Term Corporate	4,846,149	(8,011,174)	11,903,733	8,738,708
iBonds Dec 2034 Term Corporate	723,049	—	(842,110)	(119,061)
99
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2024 Term Corporate	$2,234,533,110	$145,561	$(487,567)	$(342,006)
iBonds Dec 2025 Term Corporate	3,136,634,964	3,326,016	(17,204,731)	(13,878,715)
iBonds Dec 2026 Term Corporate	3,039,518,899	7,034,976	(22,349,506)	(15,314,530)
iBonds Dec 2027 Term Corporate	2,777,691,099	9,796,903	(16,401,589)	(6,604,686)
iBonds Dec 2028 Term Corporate	2,372,760,380	14,285,937	(9,944,477)	4,341,460
iBonds Dec 2029 Term Corporate	2,056,359,611	15,265,209	(4,503,680)	10,761,529
iBonds Dec 2030 Term Corporate	1,481,204,283	5,761,290	(8,219,383)	(2,458,093)
iBonds Dec 2031 Term Corporate	1,231,882,272	13,950,796	(2,047,063)	11,903,733
iBonds Dec 2034 Term Corporate	194,474,937	448,026	(1,290,136)	(842,110)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Notes to Financial Statements
100

Notes to Financial Statements  (continued)
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2024 Term Corporate
Shares sold	19,750,000	$494,440,080	31,750,000	$778,882,666
Shares redeemed	(37,850,000)	(949,936,801)	(6,300,000)	(154,569,869)
	(18,100,000)	$(455,496,721)	25,450,000	$624,312,797
iBonds Dec 2025 Term Corporate
Shares sold	29,250,000	$724,563,692	32,950,000	$803,506,535
Shares redeemed	(4,400,000)	(109,145,962)	(4,450,000)	(108,537,576)
	24,850,000	$615,417,730	28,500,000	$694,968,959
iBonds Dec 2026 Term Corporate
Shares sold	49,400,000	$1,176,180,470	30,800,000	$722,102,669
Shares redeemed	(5,650,000)	(134,552,049)	(7,150,000)	(165,921,944)
	43,750,000	$1,041,628,421	23,650,000	$556,180,725
iBonds Dec 2027 Term Corporate
Shares sold	49,800,000	$1,184,624,299	32,600,000	$764,720,882
Shares redeemed	(6,550,000)	(158,426,940)	(5,700,000)	(133,811,800)
	43,250,000	$1,026,197,359	26,900,000	$630,909,082
iBonds Dec 2028 Term Corporate
Shares sold	43,700,000	$1,088,080,193	27,800,000	$677,899,175
Shares redeemed	(950,000)	(23,856,732)	(2,550,000)	(63,155,569)
	42,750,000	$1,064,223,461	25,250,000	$614,743,606
iBonds Dec 2029 Term Corporate
Shares sold	49,600,000	$1,133,794,653	20,600,000	$459,739,399
Shares redeemed	(400,000)	(8,816,357)	(500,000)	(10,861,182)
	49,200,000	$1,124,978,296	20,100,000	$448,878,217
101
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2030 Term Corporate
Shares sold	42,800,000	$915,268,232	16,200,000	$338,572,570
Shares redeemed	(2,850,000)	(60,846,254)	(650,000)	(13,145,478)
	39,950,000	$854,421,978	15,550,000	$325,427,092
iBonds Dec 2031 Term Corporate
Shares sold	30,600,000	$624,929,738	19,800,000	$398,341,179
Shares redeemed	(350,000)	(7,207,252)	—	—
	30,250,000	$617,722,486	19,800,000	$398,341,179

	Period Ended 10/31/24(a)
iShares ETF	Shares	Amount
iBonds Dec 2034 Term Corporate
Shares sold	6,850,000	$176,714,559

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2024 Term Corporate ETF ceased trading after the close of business on December 16, 2024, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on December 19, 2024.
Notes to Financial Statements
102

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares iBonds Dec 2024 Term Corporate ETF(1)
iShares iBonds Dec 2025 Term Corporate ETF(1)
iShares iBonds Dec 2026 Term Corporate ETF(1)
iShares iBonds Dec 2027 Term Corporate ETF(1)
iShares iBonds Dec 2028 Term Corporate ETF(1)
iShares iBonds Dec 2029 Term Corporate ETF(1)
iShares iBonds Dec 2030 Term Corporate ETF(1)
iShares iBonds Dec 2031 Term Corporate ETF(1)
iShares iBonds Dec 2034 Term Corporate ETF(2)
(1) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2) Statement of operations and statement of changes in net assets for the period May 22, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
103
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
iBonds Dec 2024 Term Corporate	$1,867,552
iBonds Dec 2025 Term Corporate	110,380
iBonds Dec 2026 Term Corporate	209,182
iBonds Dec 2027 Term Corporate	40,345
iBonds Dec 2028 Term Corporate	45,131
iBonds Dec 2029 Term Corporate	34,909
iBonds Dec 2030 Term Corporate	20,515
iBonds Dec 2031 Term Corporate	21,740
iBonds Dec 2034 Term Corporate	1,295
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
iBonds Dec 2024 Term Corporate	$104,867,957
iBonds Dec 2025 Term Corporate	98,993,173
iBonds Dec 2026 Term Corporate	104,743,954
iBonds Dec 2027 Term Corporate	98,177,885
iBonds Dec 2028 Term Corporate	84,649,385
iBonds Dec 2029 Term Corporate	63,978,671
iBonds Dec 2030 Term Corporate	44,724,309
iBonds Dec 2031 Term Corporate	41,634,609
iBonds Dec 2034 Term Corporate	2,077,338
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
iBonds Dec 2024 Term Corporate	$86,755,513
iBonds Dec 2025 Term Corporate	82,936,463
iBonds Dec 2026 Term Corporate	85,960,274
iBonds Dec 2027 Term Corporate	85,569,368
iBonds Dec 2028 Term Corporate	70,755,264
iBonds Dec 2029 Term Corporate	57,478,596
iBonds Dec 2030 Term Corporate	38,282,348
iBonds Dec 2031 Term Corporate	38,103,476
iBonds Dec 2034 Term Corporate	1,842,234
Important Tax Information
104

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
105
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2024 Term Corporate ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF, iShares iBonds Dec 2031 Term Corporate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
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meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale:The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates:The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
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received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
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time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
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securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares iBonds Dec 2034 Term Corporate ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on March 4-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
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Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.  The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
111
2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
112

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds Dec 2030 Term Muni Bond ETF | IBMS | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.3%
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/30	$30	$33,242
Arizona — 0.4%
Arizona Board of Regents RB, 5.00%, 07/01/30	15	16,667
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/30	25	27,766
		44,433
California — 7.6%
California State Public Works Board RB
3.00%, 05/01/30	15	14,823
5.00%, 02/01/30	50	55,394
City of Palo Alto CA COP, 3.00%, 11/01/30	20	19,600
Los Angeles Department of Water & Power Water System Revenue RB, 5.00%, 07/01/30	45	50,346
Los Angeles Unified School District/California GO, Series B-1, 5.00%, 07/01/30	85	90,648
Poway Unified School District GO, 0.00%, 08/01/30(a)	100	83,622
Rancho Santiago Community College District GO, 0.00%, 09/01/30 (AGM)(a)	50	41,281
San Diego Unified School District/California GO, 5.00%, 07/01/30	35	39,631
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/30	30	33,225
San Jose Evergreen Community College District GO, 0.00%, 09/01/30 (AGM)(a)	40	33,368
Simi Valley Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	40	33,376
State of California GO
5.00%, 03/01/30	25	27,765
5.00%, 03/01/30	115	126,096
5.00%, 04/01/30	40	44,472
5.00%, 08/01/30	50	53,741
5.00%, 09/01/30	20	22,349
5.00%, 10/01/30	15	16,778
5.00%, 10/01/30	15	16,436
5.00%, 11/01/30	135	150,644
5.00%, 12/01/30	15	16,812
		970,407
Colorado — 1.1%
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/30	25	27,805
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/30	60	67,024
Denver City & County School District No. 1 GO, 5.00%, 12/01/30 (SAW)	40	44,478
		139,307
Connecticut — 1.8%
State of Connecticut GO
4.00%, 01/15/30	50	52,587
5.00%, 01/15/30	25	27,493
5.00%, 09/15/30	15	16,616
5.00%, 11/15/30	35	38,841
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/30	50	55,463
Series B, 5.00%, 10/01/30	30	32,181
		223,181
Security	Par (000)	Value
Delaware — 1.6%
Delaware Transportation Authority RB
5.00%, 07/01/30	$50	$54,686
5.00%, 09/01/30	15	16,525
State of Delaware GO, 4.00%, 01/01/30	120	125,804
		197,015
District of Columbia — 2.5%
District of Columbia GO, 5.00%, 06/01/30	50	53,598
District of Columbia Income Tax Revenue RB
5.00%, 03/01/30	105	114,789
5.00%, 05/01/30	65	71,007
Washington Metropolitan Area Transit Authority Dedicated Revenue RB, 5.00%, 07/15/30	75	82,984
		322,378
Florida — 5.5%
Central Florida Expressway Authority RB, 5.00%, 07/01/30 (AGM)	55	61,049
City of Jacksonville Florida RB, 5.00%, 10/01/30	100	110,904
County of Miami-Dade Florida Aviation Revenue RB, 4.00%, 10/01/30	40	40,602
County of Miami-Dade Florida GO, 4.00%, 07/01/30	65	67,351
County of Orange Florida Water Utility System Revenue RB, 5.00%, 10/01/30	15	16,687
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/30	50	55,510
School District of Broward County/Florida COP, 5.00%, 07/01/30	55	59,934
State of Florida Department of Transportation RB, 5.00%, 07/01/30	50	55,389
State of Florida Department of Transportation Turnpike System Revenue RB, 5.00%, 07/01/30	115	127,331
State of Florida GO
5.00%, 06/01/30	55	60,573
5.00%, 07/01/30	40	44,599
		699,929
Georgia — 2.5%
City of Atlanta Georgia Department of Aviation RB, 5.00%, 07/01/30	20	22,154
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/30	85	93,947
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/30	60	65,449
Private Colleges & Universities Authority RB, 5.00%, 09/01/30	50	55,746
State of Georgia GO, 5.00%, 08/01/30	75	82,967
		320,263
Hawaii — 0.2%
City & County of Honolulu Hawaii GO, 5.00%, 09/01/30	25	26,809
Illinois — 3.1%
Illinois Finance Authority RB, 5.00%, 01/01/30	45	49,470
Illinois State Toll Highway Authority RB
5.00%, 01/01/30	45	49,244
5.00%, 01/01/30	15	15,868
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/30	75	81,670
State of Illinois GO
5.00%, 07/01/30	15	16,234
5.00%, 12/01/30	70	76,000
Series B, 5.00%, 10/01/30	100	105,092
		393,578
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana — 2.3%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/30	$45	$48,002
Indiana Finance Authority RB
5.00%, 02/01/30	35	37,970
5.00%, 10/01/30	90	100,124
Indiana University RB
5.00%, 08/01/30	35	38,965
5.00%, 08/01/30	35	38,685
Purdue University RB, 5.00%, 07/01/30	20	22,140
		285,886
Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/30	45	48,264
Kentucky — 0.5%
Kentucky Turnpike Authority RB, 5.00%, 07/01/30	55	61,015
Louisiana — 0.6%
State of Louisiana Gasoline & Fuels Tax Revenue RB, 5.00%, 05/01/30	50	55,154
State of Louisiana GO, 5.00%, 04/01/30	15	16,610
		71,764
Maine — 1.0%
Maine Municipal Bond Bank RB
5.00%, 09/01/30	40	44,386
5.00%, 11/01/30	25	27,864
Maine Turnpike Authority RB, 5.00%, 07/01/30	15	16,631
State of Maine GO, 5.00%, 06/01/30	40	44,375
		133,256
Maryland — 4.5%
County of Anne Arundel Maryland GOL, 5.00%, 10/01/30	25	27,419
County of Baltimore Maryland GO, 5.00%, 03/01/30	50	55,224
County of Frederick Maryland GO, 5.00%, 10/01/30	45	50,376
County of Montgomery Maryland GO
4.00%, 11/01/30	45	47,752
5.00%, 08/01/30	50	55,919
Maryland State Transportation Authority RB, 5.00%, 07/01/30	50	55,244
State of Maryland Department of Transportation RB, 5.00%, 10/01/30	95	103,808
State of Maryland GO, Series A, 5.00%, 08/01/30	85	94,354
Washington Suburban Sanitary Commission RB, 5.00%, 12/01/30 (GTD)	75	83,655
		573,751
Massachusetts — 1.1%
Commonwealth of Massachusetts GOL
5.00%, 05/01/30	15	16,651
5.00%, 07/01/30	55	61,170
Series E, 5.00%, 11/01/30	50	55,821
		133,642
Michigan — 1.0%
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/30	20	22,153
State of Michigan Trunk Line Revenue RB BAB, 5.00%, 11/15/30	35	39,050
University of Michigan RB, 5.00%, 04/01/30	65	71,308
		132,511
Minnesota — 3.4%
County of Hennepin Minnesota GO, 5.00%, 12/01/30	35	39,217
Metropolitan Council GO, 5.00%, 03/01/30	145	160,611
Security	Par (000)	Value
Minnesota (continued)
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/30	$50	$54,816
Minnesota Public Facilities Authority State Revolving Fund RB, 5.00%, 03/01/30	80	88,825
State of Minnesota GO, 5.00%, 08/01/30	25	27,532
University of Minnesota RB, 5.00%, 08/01/30	50	55,524
		426,525
Mississippi — 1.0%
State of Mississippi GO
5.00%, 06/01/30	30	33,207
5.00%, 06/01/30	85	93,511
		126,718
Missouri — 0.4%
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 01/01/30	50	54,234
Nebraska — 0.4%
City of Lincoln Nebraska Electric System Revenue RB, 5.00%, 03/01/30	50	54,481
Nevada — 1.5%
Clark County School District GOL, 5.00%, 06/15/30 (BAM)	25	27,683
County of Clark Nevada GOL
5.00%, 06/01/30	40	43,477
5.00%, 12/01/30	15	16,107
County of Clark Nevada RB, 5.00%, 07/01/30	40	44,206
Las Vegas Valley Water District GOL, 5.00%, 06/01/30	25	27,713
State of Nevada GOL, 5.00%, 05/01/30	30	33,256
		192,442
New Hampshire — 0.9%
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/30	80	89,135
State of New Hampshire GO, 5.00%, 12/01/30	20	22,420
		111,555
New Jersey — 1.5%
New Jersey Economic Development Authority RB, 5.00%, 11/01/30	40	43,824
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/30	55	60,089
State of New Jersey GO, Series A, 4.00%, 06/01/30	85	89,491
		193,404
New Mexico — 1.0%
New Mexico Finance Authority RB, 5.00%, 06/01/30	40	44,275
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/30	75	83,092
		127,367
New York — 9.7%
City of New York GO
5.00%, 08/01/30	70	76,973
5.00%, 10/01/30	20	22,163
Series C, 5.00%, 08/01/30	35	38,367
Series C-1, 5.00%, 08/01/30	145	158,345
Empire State Development Corp. RB
5.00%, 03/15/30	50	55,420
5.00%, 09/15/30	90	99,344
Metropolitan Transportation Authority RB
5.00%, 11/15/30	25	27,704
5.00%, 11/15/30	50	52,638
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/30	$35	$38,724
5.00%, 11/01/30	35	38,936
5.00%, 11/01/30	105	115,200
New York State Dormitory Authority RB
5.00%, 03/15/30	15	16,014
5.00%, 07/01/30	15	16,167
5.00%, 09/15/30	55	60,900
5.00%, 10/01/30 (BAM)	110	121,524
Series D, 5.00%, 02/15/30	130	141,757
New York State Thruway Authority RB, 5.00%, 03/15/30	40	44,168
Port Authority of New York & New Jersey RB
5.00%, 07/15/30	30	33,069
Series 209TH, 5.00%, 07/15/30	45	47,859
Triborough Bridge & Tunnel Authority RB, Series A, 0.00%, 11/15/30(a)	30	24,183
		1,229,455
North Carolina — 2.9%
City of Charlotte North Carolina COP, 5.00%, 06/01/30	85	92,589
City of Charlotte North Carolina GO, 5.00%, 07/01/30	75	83,743
City of Charlotte North Carolina Water & Sewer System Revenue RB
5.00%, 07/01/30	60	66,994
5.00%, 07/01/30	15	16,411
County of Johnston North Carolina RB, 5.00%, 04/01/30	30	32,925
State of North Carolina RB, 5.00%, 03/01/30	70	75,757
		368,419
Ohio — 2.0%
Ohio State University (The) RB, 5.00%, 12/01/30	100	112,116
Ohio Water Development Authority RB, 5.00%, 12/01/30	25	28,032
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/30	25	27,673
5.25%, 12/01/30	60	67,133
State of Ohio RB, 5.00%, 12/01/30	20	22,264
		257,218
Oklahoma — 2.2%
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/30 (AGM)	30	32,799
Oklahoma Turnpike Authority RB, 5.00%, 01/01/30	95	104,388
Oklahoma Water Resources Board RB
5.00%, 04/01/30	100	110,885
5.00%, 10/01/30	30	33,459
		281,531
Oregon — 0.3%
City of Portland OR Sewer System Revenue RB, 4.00%, 09/01/30	40	41,545
Pennsylvania — 2.4%
City of Philadelphia PA GO, 5.00%, 02/01/30	50	54,044
Commonwealth of Pennsylvania GO
4.00%, 05/01/30	80	83,070
5.00%, 05/01/30	35	38,569
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/30	75	82,966
Pittsburgh Water & Sewer Authority RB
5.00%, 09/01/30	25	27,319
5.00%, 09/01/30 (AGM)	20	22,192
		308,160
Security	Par (000)	Value
Rhode Island — 1.2%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/30	$85	$92,314
State of Rhode Island GO, 5.00%, 12/01/30	50	55,843
		148,157
Tennessee — 2.1%
City of Memphis Tennessee Electric System Revenue RB, 5.00%, 12/01/30	50	55,722
City of Memphis Tennessee GO, 5.00%, 12/01/30	50	55,748
City of Memphis Tennessee Sanitary Sewerage System Revenue RB, 5.00%, 10/01/30	40	44,298
County of Montgomery Tennessee GO, 5.00%, 06/01/30	30	32,832
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue RB, 5.00%, 07/01/30	35	38,824
State of Tennessee GO, 5.00%, 11/01/30	30	33,619
		261,043
Texas — 13.7%
Austin Independent School District GO
5.00%, 08/01/30	20	22,163
5.00%, 08/01/30 (PSF)	45	49,797
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/30	100	108,342
City of Austin Texas GOL, 5.00%, 09/01/30	55	60,469
City of Austin Texas Water & Wastewater System Revenue RB, 5.00%, 11/15/30	25	27,719
City of Dallas Texas GOL, 5.00%, 02/15/30	25	27,432
City of Frisco Texas GOL, 5.00%, 02/15/30	80	88,316
City of Irving Texas GOL, 5.00%, 09/15/30	15	16,695
City of Lubbock Texas GOL, 5.00%, 02/15/30	30	32,995
Clear Creek Independent School District GO, 5.00%, 02/15/30 (PSF)	15	16,538
Conroe Independent School District GO, 3.00%, 02/15/30 (PSF)	100	97,335
County of Bexar Texas RB, 4.00%, 08/15/30	20	20,500
County of Harris Texas GOL, 5.00%, 08/15/30	40	44,547
County of Harris Texas Toll Road Revenue RB
4.00%, 08/15/30	50	51,368
5.00%, 08/15/30	15	16,639
Dallas Fort Worth International Airport RB
5.00%, 11/01/30	115	127,179
5.00%, 11/01/30	30	33,058
Fort Worth Independent School District GO, 5.00%, 02/15/30 (PSF)	50	55,151
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30	30	31,970
Harris County Flood Control District GOL, 5.00%, 10/01/30	75	81,893
Lewisville Independent School District GO, 5.00%, 08/15/30 (PSF)	35	38,727
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/30	60	62,965
North Texas Tollway Authority RB
0.00%, 01/01/30 (AGC)(a)	145	121,890
5.00%, 01/01/30	20	21,188
Pasadena Independent School District GO, 5.00%, 02/15/30 (PSF)	35	38,606
Pflugerville Independent School District GO, 5.00%, 02/15/30 (PSF)	40	43,773
Plano Independent School District GO, 5.00%, 02/15/30	30	32,995
Round Rock Independent School District GO, 5.00%, 08/01/30 (PSF)	25	26,644
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
San Antonio Independent School District/Texas GO, 5.00%, 08/15/30 (PSF)	$25	$27,690
Spring Branch Independent School District GO, 5.00%, 02/01/30 (PSF)	30	33,046
Tarrant County College District GOL, 4.00%, 08/15/30	40	41,325
Texas Department of Transportation State Highway Fund RB, 5.00%, 10/01/30	20	22,250
Texas Water Development Board RB, 5.00%, 08/01/30	155	170,009
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/30	25	27,281
Wylie Independent School District GO, 4.00%, 08/15/30 (PSF)	25	26,153
		1,744,648
Utah — 0.6%
University of Utah (The) RB, 5.00%, 08/01/30	70	76,974
Vermont — 0.2%
Vermont Municipal Bond Bank RB, 5.00%, 12/01/30	20	22,337
Virginia — 3.2%
County of Arlington VA GO, 5.00%, 08/15/30	15	16,153
Fairfax County Water Authority RB, 5.00%, 04/01/30	15	16,392
Hampton Roads Transportation Accountability Commission RB, 5.00%, 07/01/30	15	16,474
Virginia College Building Authority RB, 5.00%, 02/01/30	110	121,016
Virginia Commonwealth Transportation Board RB, 4.00%, 09/15/30	50	51,671
Virginia Public Building Authority RB, 5.00%, 08/01/30	70	77,003
Virginia Public School Authority RB, 4.00%, 10/01/30 (SAW)	50	52,836
Virginia Resources Authority RB, 5.00%, 11/01/30	45	50,417
		401,962
Washington — 6.8%
City of Seattle Washington Drainage & Wastewater Revenue RB, 4.00%, 09/01/30	30	31,699
City of Tacoma Washington GOL, 5.00%, 12/01/30	30	33,470
Clark County School District No. 114 Evergreen GO, 4.00%, 06/01/30 (GTD)	45	46,802
County of King Washington GOL, 5.00%, 12/01/30	25	27,928
County of King Washington Sewer Revenue RB, 4.00%, 01/01/30	75	77,771
County of Snohomish Washington GOL, 5.00%, 12/01/30	15	16,735
Energy Northwest RB, 4.00%, 07/01/30	110	115,868
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project RB, 5.00%, 01/01/30	25	27,532
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/30 (GTD)	145	161,774
Security	Par (000)	Value
Washington (continued)
Port of Seattle Washington RB, 5.00%, 03/01/30	$100	$109,824
State of Washington GO
0.00%, 06/01/30 (NPFGC)(a)	25	20,872
5.00%, 02/01/30	90	98,790
5.00%, 06/01/30	20	22,155
5.00%, 06/01/30	40	43,790
5.00%, 08/01/30	15	16,451
University of Washington RB, 5.00%, 04/01/30	15	16,470
		867,931
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/30	35	38,828
5.00%, 06/01/30	15	16,244
		55,072
Wisconsin — 2.1%
Milwaukee Metropolitan Sewerage District GO, 5.00%, 10/01/30	40	44,391
State of Wisconsin GO, 5.00%, 05/01/30	120	133,134
Wisconsin Department of Transportation RB, 5.00%, 07/01/30	75	83,535
		261,060
Total Long-Term Investments — 97.9% (Cost: $12,481,284)		12,422,869
	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds: MuniCash, 3.19%(b)(c)	112,739	112,750
Total Short-Term Securities — 0.9% (Cost: $112,750)		112,750
Total Investments — 98.8% (Cost: $12,594,034)		12,535,619
Other Assets Less Liabilities — 1.2%		155,363
Net Assets — 100.0%		$12,690,982

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2030 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/22/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—	$112,750 (b)	$—	$—	$—	$112,750	112,739	$596	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$12,422,869	$—	$12,422,869
Short-Term Securities
Money Market Funds	112,750	—	—	112,750
	$112,750	$12,422,869	$—	$12,535,619
See notes to financial statements.
7
2024 iShares Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

iShares iBonds Dec 2030 Term Muni Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$12,422,869
Investments, at value—affiliated(b)	112,750
Receivables:
Dividends—affiliated	316
Interest—unaffiliated	156,564
Total assets	12,692,499
LIABILITIES
Payables:
Investment advisory fees	1,517
Total liabilities	1,517
Commitments and contingent liabilities
NET ASSETS	$12,690,982
NET ASSETS CONSIST OF
Paid-in capital	$12,727,583
Accumulated loss	(36,601)
NET ASSETS	$12,690,982
NET ASSET VALUE
Shares outstanding	500,000
Net asset value	$25.38
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$12,481,284
(b) Investments, at cost—affiliated	$112,750
See notes to financial statements.
Statement of Assets and Liabilities
8

Statement of Operations
Year Ended October 31, 2024

iShares iBonds Dec 2030 Term Muni Bond ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$596
Interest—unaffiliated	67,557
Total investment income	68,153
EXPENSES
Investment advisory	4,215
Total expenses	4,215
Net investment income	63,938
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(58,415)
(58,415)
Net realized and unrealized loss	(58,415)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,523
(a) For the period from May 22, 2024 (commencement of operations) to October 31, 2024.
See notes to financial statements.
9
2024 iShares Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

iShares iBonds Dec 2030 Term Muni Bond ETF
Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$63,938
Net change in unrealized appreciation (depreciation)	(58,415)
Net increase in net assets resulting from operations	5,523
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(42,124)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,727,583
NET ASSETS
Total increase in net assets	12,690,982
Beginning of period	—
End of period	$12,690,982

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statement of Changes in Net Assets
10

Financial Highlights
(For a share outstanding throughout the period)

iShares iBonds Dec 2030 Term Muni Bond ETF
Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.00
Net investment income(b)	0.31
Net realized and unrealized gain(c)	0.28
Net increase from investment operations	0.59
Distributions from net investment income(d)	(0.21)
Net asset value, end of period	$25.38
Total Return(e)
Based on net asset value	2.37%(f)
Ratios to Average Net Assets(g)
Total expenses	0.18%(h)
Net investment income	2.73%(h)
Supplemental Data
Net assets, end of period (000)	$12,691
Portfolio turnover rate(i)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
11
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
iBonds Dec 2030 Term Muni Bond(a)	Non-diversified

(a)	The Fund commenced operations on May 22, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Notes to Financial Statements
12

Notes to Financial Statements  (continued)
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases
iBonds Dec 2030 Term Muni Bond	$12,510,768
13
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
There were no in-kind transactions for the year ended October 31, 2024.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
iShares ETF	Period Ended 10/31/24
iBonds Dec 2030 Term Muni Bond
Tax-exempt income	$42,105
Ordinary income	19
$42,124
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Net Unrealized Gains (Losses)	Total
iBonds Dec 2030 Term Muni Bond	$21,814	$(58,415)	$(36,601)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2030 Term Muni Bond	$12,594,034	$27,818	$(86,233)	$(58,415)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Notes to Financial Statements
14

Notes to Financial Statements  (continued)
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 10/31/24(a)
iShares ETF	Shares	Amount
iBonds Dec 2030 Term Muni Bond
Shares sold	500,000	$12,727,583

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
15
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
16

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares iBonds Dec 2030 Term Muni Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares iBonds Dec 2030 Term Muni Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of October 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 22, 2024 (commencement of operations) through October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations, changes in its net assets and the financial highlights for the period May 22, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
17
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
iBonds Dec 2030 Term Muni Bond	$19
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
iBonds Dec 2030 Term Muni Bond	$19
Important Tax Information
18

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
19
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on March 4-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.  The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board
Board Review and Approval of Investment Advisory Contract
20

Board Review and Approval of Investment Advisory Contract (continued)
noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
21
2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
Glossary of Terms Used in this Report
22

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October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds Dec 2034 Term Treasury ETF | IBTP | NASDAQ
• iShares iBonds Dec 2044 Term Treasury ETF | IBGA | NASDAQ
• iShares iBonds Dec 2054 Term Treasury ETF | IBGK | NASDAQ

2

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2034 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.5%
U.S. Treasury Note/Bond
3.88%, 08/15/34	$11,451	$11,078,842
4.00%, 02/15/34	11,438	11,191,270
4.38%, 05/15/34	11,450	11,530,609
		33,800,721
Total Long-Term Investments — 98.5% (Cost: $34,293,531)		33,800,721
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 98.5% (Cost: $34,303,531)		33,810,721
Other Assets Less Liabilities — 1.5%		516,624
Net Assets — 100.0%		$34,327,345

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/11/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000 (b)	$—	$—	$—	$10,000	10,000	$646	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$33,800,721	$—	$33,800,721
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2034 Term Treasury ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$10,000	$—	$—	$10,000
	$10,000	$33,800,721	$—	$33,810,721
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2044 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.1%
U.S. Treasury Note/Bond
3.00%, 11/15/44	$2,057	$1,620,768
3.13%, 08/15/44	2,357	1,898,110
3.38%, 05/15/44	1,828	1,536,961
3.63%, 02/15/44	1,972	1,723,004
4.13%, 08/15/44	1,838	1,726,091
4.50%, 02/15/44	2,983	2,950,373
4.63%, 05/15/44	3,454	3,471,471
		14,926,778
Total Long-Term Investments — 98.1% (Cost: $15,339,835)		14,926,778
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	10,000	10,000
Total Short-Term Securities — 0.1% (Cost: $10,000)		10,000
Total Investments — 98.2% (Cost: $15,349,835)		14,936,778
Other Assets Less Liabilities — 1.8%		276,758
Net Assets — 100.0%		$15,213,536

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/11/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000 (b)	$—	$—	$—	$10,000	10,000	$3,621 (c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® iBonds® Dec 2044 Term Treasury ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$14,926,778	$—	$14,926,778
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$14,926,778	$—	$14,936,778
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments
October 31, 2024
iShares® iBonds® Dec 2054 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond
4.25%, 02/15/54	$843	$809,853
4.25%, 08/15/54	843	811,448
4.63%, 05/15/54	843	862,729
		2,484,030
Total Investments — 98.3% (Cost: $2,510,370)		2,484,030
Other Assets Less Liabilities — 1.7%		42,712
Net Assets — 100.0%		$2,526,742

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/11/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$89	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,484,030	$—	$2,484,030
See notes to financial statements.
7
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2024

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF	iShares iBonds Dec 2054 Term Treasury ETF
ASSETS
Investments, at value—unaffiliated(a)	$33,800,721	$14,926,778	$2,484,030
Investments, at value—affiliated(b)	10,000	10,000	—
Cash	737	8,621	1,124
Receivables:
Investments sold	2,652,221	61,629	198,642
Securities lending income—affiliated	—	1,271	—
Dividends—affiliated	35	57	—
Interest—unaffiliated	422,438	206,093	33,202
Total assets	36,886,152	15,214,449	2,716,998
LIABILITIES
Payables:
Investments purchased	2,557,072	—	190,103
Investment advisory fees	1,735	913	153
Total liabilities	2,558,807	913	190,256
Commitments and contingent liabilities
NET ASSETS	$34,327,345	$15,213,536	$2,526,742
NET ASSETS CONSIST OF
Paid-in capital	$34,861,904	$15,593,538	$2,535,091
Accumulated loss	(534,559)	(380,002)	(8,349)
NET ASSETS	$34,327,345	$15,213,536	$2,526,742
NET ASSET VALUE
Shares outstanding	1,350,000	600,000	100,000
Net asset value	$25.43	$25.36	$25.27
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$34,293,531	$15,339,835	$2,510,370
(b) Investments, at cost—affiliated	$10,000	$10,000	$—
See notes to financial statements.
Statements of Assets and Liabilities
8

Statements of Operations
Period Ended October 31, 2024

	iShares iBonds Dec 2034 Term Treasury ETF(a)	iShares iBonds Dec 2044 Term Treasury ETF(a)	iShares iBonds Dec 2054 Term Treasury ETF(a)
INVESTMENT INCOME
Dividends—affiliated	$646	$516	$89
Interest—unaffiliated	267,892	182,814	51,057
Securities lending income—affiliated—net	—	3,105	—
Total investment income	268,538	186,435	51,146
EXPENSES
Investment advisory	4,673	2,939	841
Total expenses	4,673	2,939	841
Less:
Investment advisory fees waived	(11)	(9)	(2)
Total expenses after fees waived	4,662	2,930	839
Net investment income	263,876	183,505	50,307
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(140,055)	(24,393)	8,819
In-kind redemptions—unaffiliated(b)	—	135,079	79,664
	(140,055)	110,686	88,483
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(492,810)	(413,057)	(26,340)
	(492,810)	(413,057)	(26,340)
Net realized and unrealized gain (loss)	(632,865)	(302,371)	62,143
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(368,989)	$(118,866)	$112,450
(a) For the period from June 11, 2024 (commencement of operations) to October 31, 2024.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
9
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF
	Period From 06/11/24(a) to 10/31/24	Period From 06/11/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$263,876	$183,505
Net realized gain (loss)	(140,055)	110,686
Net change in unrealized appreciation (depreciation)	(492,810)	(413,057)
Net decrease in net assets resulting from operations	(368,989)	(118,866)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(165,570)	(126,064)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	34,861,904	15,458,466
NET ASSETS
Total increase in net assets	34,327,345	15,213,536
Beginning of period	—	—
End of period	$34,327,345	$15,213,536

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
10

Statements of Changes in Net Assets(continued)

iShares iBonds Dec 2054 Term Treasury ETF
Period From 06/11/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$50,307
Net realized gain	88,483
Net change in unrealized appreciation (depreciation)	(26,340)
Net increase in net assets resulting from operations	112,450
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(41,135)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,455,427
NET ASSETS
Total increase in net assets	2,526,742
Beginning of period	—
End of period	$2,526,742

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
11
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout the period)

iShares iBonds Dec 2034 Term Treasury ETF
Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.00
Net investment income(b)	0.40
Net realized and unrealized gain(c)	0.24
Net increase from investment operations	0.64
Distributions from net investment income(d)	(0.21)
Net asset value, end of period	$25.43
Total Return(e)
Based on net asset value	2.51%(f)
Ratios to Average Net Assets(g)
Total expenses	0.07%(h)
Total expenses after fees waived	0.07%(h)
Net investment income	3.95%(h)
Supplemental Data
Net assets, end of period (000)	$34,327
Portfolio turnover rate(i)	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
12

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares iBonds Dec 2044 Term Treasury ETF
Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.00
Net investment income(b)	0.44
Net realized and unrealized gain(c)	0.15
Net increase from investment operations	0.59
Distributions from net investment income(d)	(0.23)
Net asset value, end of period	$25.36
Total Return(e)
Based on net asset value	2.32%(f)
Ratios to Average Net Assets(g)
Total expenses	0.07%(h)
Total expenses after fees waived	0.07%(h)
Net investment income	4.37%(h)
Supplemental Data
Net assets, end of period (000)	$15,214
Portfolio turnover rate(i)	51%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
13
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares iBonds Dec 2054 Term Treasury ETF
Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.00
Net investment income(b)	0.42
Net realized and unrealized gain(c)	0.19
Net increase from investment operations	0.61
Distributions from net investment income(d)	(0.34)
Net asset value, end of period	$25.27
Total Return(e)
Based on net asset value	2.39%(f)
Ratios to Average Net Assets(g)
Total expenses	0.07%(h)
Total expenses after fees waived	0.07%(h)
Net investment income	4.19%(h)
Supplemental Data
Net assets, end of period (000)	$2,527
Portfolio turnover rate(i)	104%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
14

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2034 Term Treasury(a)	Diversified
iBonds Dec 2044 Term Treasury(a)	Diversified
iBonds Dec 2054 Term Treasury(a)	Diversified

(a)	The Funds commenced operations on June 11, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
15
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
16

Notes to Financial Statements  (continued)
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2034 Term Treasury	$11
iBonds Dec 2044 Term Treasury	9
iBonds Dec 2054 Term Treasury	2
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2044 Term Treasury	$713
Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
17
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2034 Term Treasury	$44,751,717	$10,366,126
iBonds Dec 2044 Term Treasury	19,859,530	5,242,000
iBonds Dec 2054 Term Treasury	5,377,683	3,066,857
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2034 Term Treasury	$33,199,270	$—
iBonds Dec 2044 Term Treasury	16,657,866	2,636,115
iBonds Dec 2054 Term Treasury	2,510,785	1,311,009
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2044 Term Treasury	$135,072	$ (135,072)
iBonds Dec 2054 Term Treasury	79,664	(79,664)
The tax character of distributions paid was as follows:
iShares ETF	Period Ended 10/31/24
iBonds Dec 2034 Term Treasury
Ordinary income	$165,570
iBonds Dec 2044 Term Treasury
Ordinary income	$126,064
iBonds Dec 2054 Term Treasury
Ordinary income	$41,135
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBonds Dec 2034 Term Treasury	$98,306	$(126,242)	$(506,623)	$(534,559)
iBonds Dec 2044 Term Treasury	57,441	(22,141)	(415,302)	(380,002)
iBonds Dec 2054 Term Treasury	22,306	—	(30,655)	(8,349)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
Notes to Financial Statements
18

Notes to Financial Statements  (continued)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2034 Term Treasury	$34,317,344	$—	$(506,623)	$(506,623)
iBonds Dec 2044 Term Treasury	15,352,080	—	(415,302)	(415,302)
iBonds Dec 2054 Term Treasury	2,514,685	6,631	(37,286)	(30,655)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
19
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 10/31/24(a)
iShares ETF	Shares	Amount
iBonds Dec 2034 Term Treasury
Shares sold	1,350,000	$34,861,904
iBonds Dec 2044 Term Treasury
Shares sold	700,000	$18,113,377
Shares redeemed	(100,000)	(2,654,911)
	600,000	$15,458,466
iBonds Dec 2054 Term Treasury
Shares sold	150,000	$3,787,861
Shares redeemed	(50,000)	(1,332,434)
	100,000	$2,455,427

(a)	The Funds commenced operations on June 11, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
20

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 11, 2024 (commencement of operations) through October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, and the results of each of their operations, the changes in each of their net assets and each of the financial highlights for the period June 11, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares iBonds Dec 2034 Term Treasury ETF
iShares iBonds Dec 2044 Term Treasury ETF
iShares iBonds Dec 2054 Term Treasury ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
21
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
iBonds Dec 2034 Term Treasury	$263,876
iBonds Dec 2044 Term Treasury	180,400
iBonds Dec 2054 Term Treasury	63,441
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
iBonds Dec 2034 Term Treasury	$263,876
iBonds Dec 2044 Term Treasury	180,400
iBonds Dec 2054 Term Treasury	63,441
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
iBonds Dec 2034 Term Treasury	$263,876
iBonds Dec 2044 Term Treasury	180,400
iBonds Dec 2054 Term Treasury	63,441
Important Tax Information
22

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
23
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2034 Term Treasury ETF, iShares iBonds Dec 2044 Term Treasury ETF, iShares iBonds Dec 2054 Term Treasury ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on March 4-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.  The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board
Board Review and Approval of Investment Advisory Contract
24

Board Review and Approval of Investment Advisory Contract (continued)
noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
25
2024 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies –See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

4

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 27, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 27, 2025

6